UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.28%

ALASKA—0.27%
City of Anchorage GO
Series B
5.50%, 07/01/14 (PR 07/01/12) (NPFGC)	$75	$75,023

		75,023

ARIZONA—4.38%
Arizona State University Board of Regents RB University Revenue
5.50%, 07/01/19 (PR 07/01/12) (FGIC)	100	100,029
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/12	200	200,054
City of Mesa GOL
5.25%, 07/01/12 (NPFGC-FGIC)	175	175,049
City of Tempe GO
5.00%, 07/01/12	200	200,054
City of Tucson RB Water Revenue
5.00%, 07/01/12 (AGM)	100	100,027
Maricopa County Community College District GO
5.00%, 07/01/12	220	220,059
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.25%, 07/01/12 (AMBAC)	125	125,035
Pima County RB Sewer Revenue
5.50%, 07/01/12 (AGM)	100	100,029

		1,220,336
ARKANSAS—0.36%
State of Arkansas GO
4.00%, 08/01/12	100	100,335

		100,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

CALIFORNIA—12.65%
California Health Facilities Financing Authority RB Hospital Revenue
0.13%, 09/01/25 (Call 08/06/12)	800	800,000
Chabot-Las Positas Community College District GO
4.00%, 08/01/12 (AMBAC)	100	100,323
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/12 (NPFGC)	300	300,075
Los Angeles Community College District GO
Series E
4.25%, 08/01/12 (AGM)	100	100,354
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (AGM)	205	205,055
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/12 (NPFGC)	100	100,027
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
3.50%, 07/01/12 (AMBAC)	185	185,033
Los Angeles Unified School District GO
Series B
5.00%, 07/01/12 (AMBAC)	150	150,040
Series KRY
4.00%, 07/01/12	160	160,034
North Orange County Community College District GO
Series A
5.38%, 08/01/19 (PR 08/01/12) (NPFGC)	100	101,457
Orange County Sanitation District COP Sewer Revenue
Series A
4.00%, 08/01/12	100	100,335
San Diego Public Facilities Financing Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	100	100,406
San Diego Unified School District GO
Series D
4.00%, 07/01/12 (NPFGC-FGIC)	95	95,020
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (NPFGC)	100	100,027
Saugus Union School District GO
Series A
5.00%, 08/01/23 (PR 08/01/12) (FGIC)	100	100,428
Southern California Public Power Authority RB Electric Power & Light Revenues
Series A-1
4.50%, 07/01/12 (AMBAC)	175	175,042
State of California GO
Series A
5.00%, 07/01/12 (NPFGC)	355	355,094
5.25%, 07/01/12	295	295,083

		3,523,833
CONNECTICUT—3.59%
Connecticut Housing Finance Authority RB Housing Revenue
Series A-2
0.19%, 05/15/39 (Call 07/31/12) (GOI)	1,000	1,000,000

		1,000,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

FLORIDA—6.97%
County of Miami-Dade RB Recreational Revenue
Series E
0.18%, 10/01/48 (Call 08/01/12)	700	700,000
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	320	320,086
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12 (AMBAC)	150	150,041
5.25%, 07/01/12 (AMBAC)	220	220,062
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
4.00%, 07/01/12	250	250,052
Series B
5.00%, 07/01/12 (NPFGC)	100	100,027
Miami-Dade County School Board GO
5.38%, 08/01/12 (AGM)	100	100,453
Palm Beach County School District COP Lease Appropriation
Series C
5.00%, 08/01/27 (PR 08/01/12) (AGM)	100	100,424

		1,941,145
GEORGIA—2.05%
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (AMBAC)	220	220,059
State of Georgia GO
Series D
4.00%, 08/01/12	100	100,339
5.00%, 08/01/15 (PR 08/01/12)	250	251,068

		571,466
HAWAII—0.72%
State of Hawaii GO
Series DG
5.00%, 07/01/12 (AMBAC)	200	200,054

		200,054
ILLINOIS—6.95%
City of Chicago GO
Series A
5.00%, 01/01/42 (PR 07/01/12) (AMBAC)	330	330,089
Illinois Finance Authority RB Health Care Revenue
Series B
0.18%, 05/15/35 (Call 07/02/12)	1,100	1,100,000
State of Illinois GO
First Series
5.25%, 08/01/12 (NPFGC)	290	291,294
5.38%, 07/01/15 (PR 07/01/12) (NPFGC)	215	215,060

		1,936,443

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

INDIANA—0.36%
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.50%, 07/01/15 (PR 07/01/12) (NPFGC)	100	100,029

		100,029
LOUISIANA—3.95%
Louisiana Public Facilities Authority RB Air Products & Chemicals Revenue
0.14%, 08/01/50 (Call 08/01/12)	1,100	1,100,000

		1,100,000
MARYLAND—0.72%
State of Maryland GO
Second Series
5.50%, 07/15/12	200	200,474

		200,474
MASSACHUSETTS—5.34%
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/12	200	200,054
Series D
5.38%, 08/01/19 (PR 08/01/12)	150	150,676
5.38%, 08/01/20 (PR 08/01/12) (NPFGC)	500	502,255
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/12	100	100,028
5.25%, 07/01/18 (PR 07/01/12)	100	100,028
5.25%, 07/01/24 (PR 07/01/12)	300	300,084
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/12	135	135,833

		1,488,958
MINNESOTA—1.44%
State of Minnesota GO
4.00%, 08/01/12	300	301,011
5.00%, 08/01/16 (PR 08/01/12)	100	100,428

		401,439
NEW HAMPSHIRE—0.72%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.25%, 08/15/14 (PR 08/15/12) (AGM, GOI)	200	201,040

		201,040
NEW JERSEY—3.64%
New Jersey Educational Facilities Authority RB College & University Revenue
Series K
3.30%, 07/01/12	200	200,036
New Jersey Water Supply Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	5	5,021
State of New Jersey GO
4.00%, 08/01/12	150	150,516

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 08/01/22 (PR 08/01/12) (FGIC)	530	532,263
5.25%, 08/01/18 (PR 08/01/12)	125	125,561

		1,013,397
NEW MEXICO—0.36%
Las Cruces School District No. 2 GO
Series A
3.25%, 08/01/12 (SAW)	100	100,259

		100,259
NEW YORK—8.37%
City of New York GO
Series B
5.25%, 08/01/12	150	150,671
Series C
5.50%, 08/01/12	100	100,470
Series E
5.00%, 08/01/12	300	301,275
Series G
3.60%, 08/01/12	100	100,301
5.50%, 08/01/12 (XLCA)	65	65,307
Series J-1
4.00%, 08/01/12	150	150,504
Series K
4.00%, 08/01/12	160	160,538
5.00%, 08/01/12	175	175,748
Metropolitan Transportation Authority RB Transit Revenue
Series C
5.13%, 07/01/14 (PR 07/01/12) (AGM)	150	150,042
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	100	100,429
New York State Dormitory Authority RB College & University Revenue
5.25%, 07/01/20 (PR 07/01/12) (AMBAC)	125	125,035
5.38%, 07/01/22 (PR 07/01/12)	250	250,072
Series A
5.00%, 07/01/12 (NPFGC)	250	250,067
Series B
5.00%, 07/01/12	250	250,068

		2,330,527
NORTH CAROLINA—3.59%
Charlotte-Mecklenburg Hospital Authority RB Health Care Revenue
Series H
0.13%, 01/15/45 (Call 07/31/12)	1,000	1,000,000

		1,000,000
OHIO—0.36%
State of Ohio GO
5.00%, 08/01/12 (AGM)	100	100,425

		100,425

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

OREGON—3.95%
State of Oregon GO
Series 84
0.17%, 06/01/40 (Call 07/04/12)	1,100	1,100,000

		1,100,000
PENNSYLVANIA—1.44%
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/12 (NPFGC-FGIC)	150	150,040
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.50%, 07/01/12	250	250,070

		400,110
PUERTO RICO—3.47%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12 (FGIC)	220	220,059
Series A
5.00%, 07/01/12	100	100,024
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.25%, 07/01/22 (PR 07/01/12) (XLCA)	195	197,005
Series JJ
5.25%, 07/01/12 (XLCA)	100	100,025
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/12 (AMBAC)	100	100,027
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series D
5.25%, 07/01/38 (PR 07/01/12)	100	100,028
Puerto Rico Public Buildings Authority RB Lease Revenue
5.50%, 07/01/12 (GTD)	150	150,039

		967,207
TENNESSEE—0.81%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/12	125	125,536
State of Tennessee GO
Series B
2.00%, 08/01/12	100	100,162

		225,698

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

TEXAS—8.33%
Austin Independent School District GO
4.25%, 08/01/12 (NPFGC)	100	100,363
City of Corpus Christi RB Multiple Utility System Revenue
5.00%, 07/15/12 (AGM)	100	100,210
City of Dallas GOL
5.00%, 08/15/12	100	100,618
City of San Antonio GOL
5.25%, 08/01/12	215	215,974
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/12 (NPFGC-FGIC)	150	150,911
Harris County Health Facilities Development Corp. RB Hospital Revenue
Series 2
0.17%, 10/01/41 (Call 07/31/12)	1,100	1,100,000
Houston Independent School District GOL
4.00%, 07/15/12	100	100,168
Keller Independent School District GO
5.00%, 08/15/12 (PSF)	150	150,925
Lewisville Independent School District GO
4.00%, 08/15/12 (PSF)	100	100,489
South San Antonio Independent School District GO
4.75%, 08/15/26 (PR 08/15/12) (PSF)	100	100,584
University of Texas System Board of Regents RB College & University Revenue
Series A
5.25%, 08/15/12	100	100,637

		2,320,879
UTAH—1.49%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/12	140	140,039
State of Utah GO
Series A
5.00%, 07/01/12	100	100,027
Series B
4.00%, 07/01/12	175	175,037

		415,103
VIRGINIA—8.49%
City of Richmond GO
Series A
5.00%, 07/15/12 (AGM)	100	100,214
County of Loudoun GO
Series A
5.00%, 07/01/12 (SAW)	200	200,054
Fairfax County Industrial Development Authority RB Health Care Revenue
Series A-2
0.17%, 05/15/35 (Call 07/31/12)	600	600,000
Roanoke Economic Development Authority RB Health Care Revenue
0.17%, 07/01/36 (Call 07/01/12) (AGM)	1,100	1,100,000
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/12	115	115,491
Virginia Public School Authority RB Miscellaneous Revenue
4.00%, 07/15/12 (SAW)	250	250,420

		2,366,179

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

WASHINGTON—3.12%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	200	200,054
5.50%, 07/01/12 (NPFGC)	100	100,030
State of Washington GO
5.00%, 07/01/12	200	200,054
Series A
5.00%, 07/01/27 (PR 07/01/12) (NPFGC-FGIC)	255	255,069
Series B
5.00%, 07/01/12	115	115,031

		870,238
WISCONSIN—0.39%
State of Wisconsin RB Transit Revenue
Series B
5.00%, 07/01/12 (AMBAC)	110	110,030

		110,030

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,373,093)		27,380,627

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.29%

MONEY MARKET FUNDS—0.29%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.05%(a)(b)	80,651	80,651

		80,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,651)		80,651

TOTAL INVESTMENTS IN SECURITIES—98.57%
(Cost: $27,453,744)		27,461,278
Other Assets, Less Liabilities—1.43%		399,147

NET ASSETS—100.00%		$27,860,425

COP	- Certificates of Participation
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.22%

ALASKA—1.04%
Borough of North Slope GO
Series A
0.00%, 06/30/13 (NPFGC)	$100	$99,432
City of Anchorage GO
Series D
4.50%, 08/01/13 (AMBAC)	185	193,439
State of Alaska GO
Series B
5.25%, 07/15/13 (AGM)	100	105,272

		398,143
ARIZONA—4.07%
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/13	150	157,167
5.00%, 07/01/13 (AGM)	100	104,726
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13	150	157,449
City of Glendale RB Sewer Revenue
5.25%, 07/01/13 (NPFGC-FGIC)	100	104,893
City of Phoenix GO
Series A
5.00%, 07/01/13	105	110,005
City of Phoenix GOL
5.00%, 07/01/13	150	157,229
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100	104,710
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13 (AGM)	125	130,686
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13 (AGM)	100	103,764
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13	100	104,311
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	105	110,000
Pima County GO
5.00%, 07/01/13 (NPFGC)	100	104,643
Pima County Unified School District No. 1 Tucson GO
Series A
5.00%, 07/01/13 (AGM)	100	104,601

		1,554,184
CALIFORNIA—21.87%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20 (PR 07/01/13) (AGM)	200	210,078

California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	545	564,179
5.00%, 06/15/13	1,550	1,619,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Cerritos Community College District GO
Series A
5.00%, 08/01/27 (PR 08/01/13) (NPFGC)	200	212,348
Chabot-Las Positas Community College District GO
0.00%, 08/01/13 (AMBAC)	250	248,540
City & County of San Francisco GO
Series R1
5.00%, 06/15/13	250	261,502
City of Los Angeles RB Sewer Revenue
Series A
4.00%, 06/01/13 (NPFGC)	100	103,492
County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13	165	171,621
El Camino Community College District GO
Series A
5.00%, 08/01/18 (PR 08/01/13) (NPFGC)	350	368,116
Los Angeles Community College District GO
Series E
5.00%, 08/01/13 (AGM)	110	115,650
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13 (NPFGC)	100	105,018
Series A
3.00%, 07/01/13	225	231,394
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/13 (NPFGC)	250	261,945
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13 (AMBAC)	100	104,726
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13 (NPFGC)	100	104,788
5.00%, 07/01/24 (PR 07/01/13) (AGM)	270	282,928
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	315	330,082
5.25%, 07/01/20 (PR 07/01/13) (AGM)	150	157,559
5.38%, 07/01/18 (PR 07/01/13) (NPFGC)	250	262,912
5.50%, 07/01/15 (PR 07/01/13) (NPFGC)	95	100,026
Series F
5.00%, 07/01/13 (FGIC)	100	104,788
5.00%, 01/01/28 (PR 07/01/13) (FGIC)	250	261,970
Series KRY
5.00%, 07/01/13	135	141,464
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13	100	104,809
Series D
5.00%, 07/01/13	100	104,809

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Morgan Hill Unified School District GO
5.00%, 08/01/13 (AMBAC)	150	156,887
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series X
3.00%, 08/15/13	100	102,920
San Jose Unified School District GO
Series C
4.00%, 08/01/13 (NPFGC-FGIC)	100	104,116
Solano County Community College District GO
Series A
5.00%, 08/01/19 (PR 08/01/13) (NPFGC)	150	157,764
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13	100	105,911
State of California GO
5.00%, 06/01/13	180	187,634
Series A
5.25%, 07/01/13	320	335,491
5.25%, 07/01/13 (AGM-CR)	100	105,060
5.25%, 07/01/13 (NPFGC)	535	561,295

		8,351,215
COLORADO—0.99%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	260	273,055
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/20 (PR 06/01/13) (NPFGC)	100	104,398

		377,453
CONNECTICUT—0.88%
State of Connecticut GO
Series B
5.00%, 06/01/13 (NPFGC)	120	125,268
Series E
5.00%, 08/15/13	100	105,334
State of Connecticut ST
Series A
5.00%, 08/01/13 (AMBAC)	100	105,150

		335,752
DELAWARE—0.37%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13 (NPFGC)	135	141,492

		141,492
DISTRICT OF COLUMBIA—1.09%
District of Columbia GO
Series B
5.00%, 06/01/13 (AGM)	100	104,270
5.00%, 06/01/13 (AMBAC)	300	312,633

		416,903
FLORIDA—4.10%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 07/01/13	175	182,990
Series A
4.13%, 07/01/13	80	82,951
Florida State Board of Education GO
Series B
5.25%, 06/01/13	110	115,123
Series C
5.00%, 06/01/13	100	104,389
Series G
5.25%, 06/01/13 (NPFGC-FGIC)	50	52,329
Series I
5.00%, 06/01/13 (GTD)	100	104,389
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13	125	129,576
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13 (AMBAC)	260	271,937
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100	104,674
State of Florida GO
Series A
5.25%, 07/01/13	100	105,029
Series C
3.75%, 06/01/13 (AMBAC, GTD)	100	103,238
5.00%, 06/01/13 (GTD)	100	104,389
State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13 (AMBAC)	100	105,489

		1,566,503
GEORGIA—2.20%
Chatham County School District GO
5.25%, 08/01/13 (AGM)	100	105,422
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13 (AGM)	100	104,341
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	100	104,341
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13 (GTD)	105	109,302
State of Georgia GO
Series D
5.00%, 07/01/13	100	104,819
Series E
4.00%, 07/01/13	300	311,445

		839,670
HAWAII—0.89%
City & County of Honolulu GO
Series B
5.00%, 07/01/13 (NPFGC)	100	104,778
City & County of Honolulu RB Wastewater Revenue
Series C
4.00%, 07/01/13 (NPFGC)	100	103,764
State of Hawaii GO
Series DQ
4.00%, 06/01/13	125	129,324

		337,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

ILLINOIS—2.27%
Chicago Board of Education GO
Series A
5.25%, 12/01/16 (PR 06/01/13) (NPFGC)	135	141,189
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13 (AMBAC)	105	109,123
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13 (NPFGC-FGIC)	100	104,727
State of Illinois GO
First Series
5.50%, 08/01/13 (NPFGC)	300	315,240
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13	100	103,987
First Series
5.25%, 06/15/13 (AGM)	90	94,208

		868,474
INDIANA—2.22%
Indiana State Office Building Commission RB Lease Appropriation
5.25%, 07/01/17 (PR 07/01/13) (NPFGC)	200	209,870
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13) (AGM)	100	104,398
5.25%, 06/01/14 (PR 06/01/13) (AGM)	150	156,942
5.25%, 06/01/16 (PR 06/01/13) (AGM)	210	219,719
IPS Multi-School Building Corp. RB Lease Revenue
5.00%, 01/15/28 (PR 07/15/13) (NPFGC)	150	157,422

		848,351
IOWA—0.27%
State of Iowa RB General Fund
Series A
4.00%, 06/01/13	100	103,411

		103,411
KENTUCKY—0.28%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13	100	105,226

		105,226
LOUISIANA—0.32%
State of Louisiana GO
Series A
5.00%, 08/01/13 (NPFGC)	115	120,936

		120,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

MAINE—0.55%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13 (AGM)	105	110,149
State of Maine GO
0.00%, 07/15/13	100	99,550

		209,699
MARYLAND—1.99%
Maryland State Transportation Authority RB Transit Revenue
5.25%, 07/01/13 (AGM)	100	105,060
State of Maryland GO
Second Series
5.00%, 08/01/16 (PR 08/01/13)	310	326,046
Series A
3.00%, 08/15/13	220	226,943
Washington Suburban Sanitary District GO
4.00%, 06/01/13	100	103,511

		761,560
MASSACHUSETTS—4.07%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13	125	131,845
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13	115	121,297
Series D
4.38%, 08/01/13	125	130,656
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13	100	104,571
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/13	100	104,849
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13	150	157,637
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series L
5.00%, 07/01/13	100	104,840
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	100	105,352
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13	200	208,172
Series 13
5.00%, 08/01/13	140	147,242
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13 (NPFGC)	125	131,778
Town of Nantucket GOL
4.00%, 07/15/13	100	103,841

		1,552,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

MICHIGAN—0.96%
City of Detroit Water Supply System RB Water Revenue
Series B
5.25%, 07/01/32 (PR 07/01/13) (NPFGC)	100	104,987
Wayne County School District of the City of Detroit GO
Series A
5.25%, 05/01/28 (PR 05/01/13) (FGIC, Q-SBLF)	250	260,337

		365,324
MINNESOTA—1.58%
State of Minnesota GO
5.00%, 08/01/13	175	184,058
5.00%, 08/01/18 (PR 08/01/13)	100	105,154
Series F
4.00%, 08/01/13	300	312,258

		601,470
NEVADA—1.09%
Clark County School District GOL
Series A
5.00%, 06/15/13 (AGM)	200	208,846
5.00%, 06/15/13 (NPFGC-FGIC)	100	104,476
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13	100	104,382

		417,704
NEW JERSEY—10.82%
County of Somerset GO
Series A
4.00%, 07/15/13	165	171,476
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25 (PR 06/15/13) (FGIC)	210	219,622
5.00%, 06/15/26 (PR 06/15/13)	220	230,081
5.00%, 06/15/28 (PR 06/15/13)	200	209,164
5.25%, 06/15/13	500	524,200
5.25%, 06/15/21 (PR 06/15/13) (FGIC)	300	314,466
5.25%, 06/15/22 (PR 06/15/13) (FGIC)	250	262,055
New Jersey Educational Facilities Authority RB College & University Revenue
Series E
5.00%, 07/01/22 (PR 07/01/13)	100	104,705
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series A
5.50%, 06/15/13	150	157,548
Series C
5.00%, 06/15/13	190	198,742
5.50%, 06/15/16 (PR 06/15/13) (AGM)	115	120,842
5.50%, 06/15/17 (PR 06/15/13)	500	525,400
5.50%, 06/15/22 (PR 06/15/13)	690	725,052
State of New Jersey GO
5.00%, 08/01/13	100	105,198

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series H
5.25%, 07/01/13	250	262,650

		4,131,201
NEW MEXICO—0.64%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13 (AMBAC)	100	104,471
State of New Mexico RB Miscellaneous Taxes
Series A-1
4.00%, 07/01/13	135	140,150

		244,621
NEW YORK—9.49%
City of New York GO
Series A-1
5.00%, 08/01/13	100	105,096
Series B
5.00%, 08/01/13	150	157,644
Series C
5.00%, 08/15/13 (AGM)	155	163,265
Series E
5.25%, 08/01/13	235	247,615
Series F
5.00%, 08/01/13	145	152,389
Series G
5.00%, 08/01/13	425	446,658
Series J
5.50%, 06/01/23 (PR 06/01/13)	425	445,731
Series J-1
5.00%, 08/01/13	120	126,115
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13	115	120,051
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/13	100	104,590
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/13 (NPFGC-FGIC)	100	103,783
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13	235	244,678
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13 (SAW)	200	209,186
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	100	104,830
5.00%, 07/01/13 (GOI)	175	183,342
New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13	100	103,630
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13	100	103,619
5.00%, 07/01/13 (NPFGC-FGIC)	150	157,097
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13	100	105,168
Series A
5.00%, 06/15/13	230	240,782

		3,625,269

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

OHIO—3.51%
City of Cleveland GOL
5.25%, 08/01/22 (PR 08/01/13) (FGIC)	100	105,448
Columbus City School District GO
5.00%, 12/01/31 (PR 06/01/13) (FGIC)	500	521,990
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13	105	109,648
Series A
5.00%, 06/01/13	100	104,455
State of Ohio GO
Series C
5.00%, 08/01/13	250	262,875
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/13 (AGM)	225	234,977

		1,339,393
OKLAHOMA—0.26%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13	95	98,546

		98,546
PENNSYLVANIA—1.60%
City of Philadelphia RB Water & Wastewater Revenue
Series A
4.00%, 06/15/13 (AGM)	100	103,528
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13	125	131,024
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	160	167,710
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13	100	104,531
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13	100	105,340

		612,133
PUERTO RICO—3.22%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13 (FGIC)	250	260,995
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/13	250	259,082
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13 (NPFGC)	150	155,833
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13 (FGIC)	120	125,278
Series A
5.50%, 07/01/13 (AMBAC)	110	114,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13 (AMBAC)	200	207,342
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13 (AGM)	100	104,367

		1,227,735
SOUTH CAROLINA—0.27%
State of South Carolina GO
Series B
3.13%, 07/01/13	100	102,937

		102,937
TEXAS—4.48%
City of El Paso GOL
5.25%, 08/15/13 (NPFGC-FGIC)	100	105,569
City of San Antonio GOL
3.50%, 08/01/13	100	103,579
County of Denton GOL
4.00%, 07/15/13 (NPFGC)	150	155,792
County of Harris GO
Series A
3.75%, 08/15/13	100	103,933
Ector County Independent School District GO
5.25%, 08/15/27 (PR 08/15/13) (PSF)	100	105,639
El Paso Independent School District GO
5.00%, 08/15/13	160	168,216
Lewisville Independent School District GO
5.00%, 08/15/13 (PSF)	100	105,363
Mesquite Independent School District GO
5.00%, 08/15/13 (PSF)	120	126,436
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13	200	209,556
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/13	100	104,970
University of Texas System Board of Regents RB College & University Revenue
Series B
5.00%, 08/15/24 (PR 08/15/13)	250	263,247
Series C
5.25%, 08/15/13	150	158,367

		1,710,667
UTAH—2.02%
County of Salt Lake GO
5.00%, 06/15/13	100	104,616
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	30	31,482
State of Utah GO
4.00%, 07/01/13	100	103,846
Series A
5.00%, 07/01/13	100	104,851
5.00%, 07/01/15 (PR 07/01/13)	135	141,464
Series B
4.00%, 07/01/13	150	155,769

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/13 (AGM)	125	130,701

		772,729
VIRGINIA—2.69%
City of Richmond GO
Series A
5.00%, 07/15/13 (AGM)	100	104,988
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13	125	130,561
County of Arlington GO
Series D
3.00%, 08/01/13	100	103,066
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13	300	315,234
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20 (PR 08/01/13)	120	126,266
Series B
5.00%, 08/01/13	135	142,073
Series C
4.75%, 08/01/26 (PR 08/01/13) (SAW)	100	104,950

		1,027,138
WASHINGTON—5.00%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	100	104,664
Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17 (PR 06/01/13) (AGM, GTD)	250	261,570
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13 (NPFGC)	300	315,087
Series C
5.00%, 07/01/13	125	130,973
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13 (GTD)	100	104,398
Spokane County School District No. 81 Spokane GO
5.13%, 12/01/16 (PR 06/01/13) (AGM, GTD)	100	104,513
5.25%, 12/01/18 (PR 06/01/13) (AGM, GTD)	100	104,628
State of Washington GO
Series C
5.00%, 08/01/13	225	236,639
Series D
5.00%, 07/01/13	125	130,985
5.00%, 12/01/14 (PR 06/01/13) (NPFGC)	400	417,416

		1,910,873
WISCONSIN—1.12%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13 (AGM)	100	105,018

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series A
3.50%, 07/01/13	100	103,262
5.00%, 07/01/13	100	104,767
Series 2
5.50%, 06/01/13 (NPFGC)	110	115,355

		428,402

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,234,166)		37,505,060

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.40%

MONEY MARKET FUNDS—0.40%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.05%(a)(b)	152,968	152,968

		152,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,968)		152,968

TOTAL INVESTMENTS IN SECURITIES—98.62%
(Cost: $37,387,134)		37,658,028
Other Assets, Less Liabilities—1.38%		528,453

NET ASSETS—100.00%		$38,186,481

GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
Q-SBLF	- Qualified Student Bond Loan Fund
RB	- Revenue Bond
SAW	- State Aid Withholding
ST	- Special Tax

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AGM-CR	- AGM Insured Custodial Receipts
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—97.75%

ARIZONA—3.90%
Arizona State University Board of Regents RB University Revenue
Series B
4.00%, 07/01/14	$100	$106,913
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14	150	163,611
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14	160	174,552
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14	200	207,424
City of Phoenix GO
5.00%, 07/01/14	150	163,896
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14 (AGM)	250	271,895
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14 (AGM)	100	107,184
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14 (NPFGC)	100	109,158
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14	250	271,425
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14 (AMBAC)	125	135,281

		1,711,339
ARKANSAS—0.29%
State of Arkansas GO
4.00%, 08/01/14	120	128,930

		128,930
CALIFORNIA—13.89%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14 (AMBAC)	100	97,983
City & County of San Francisco GO
Series R1
5.00%, 06/15/14	100	109,088
County of Orange RB General Fund
Series A
5.00%, 06/01/14 (NPFGC)	100	108,342
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14 (AGM)	125	131,295
Desert Sands Unified School District GO
5.00%, 06/01/14 (AGM)	100	108,577
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14	100	107,414
Series B
5.00%, 07/01/14	100	109,201
Series E
5.00%, 07/01/14	100	109,201
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14	250	263,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 07/01/14	100	109,222
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14 (AMBAC)	215	234,509
Los Angeles Unified School District GO
Series I
5.00%, 07/01/14	290	316,010
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14 (NPFGC)	100	107,663
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14	180	196,675
Series B
4.00%, 07/01/14	150	160,901
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14 (AGM)	100	108,685
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
4.00%, 08/15/14 (AGM)	100	107,487
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14 (NPFGC)	100	103,294
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14 (AGM)	100	108,927
Series F
5.00%, 07/01/29 (PR 07/01/14) (AGM)	200	218,740
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (NPFGC)	100	109,243
State of California GO
4.13%, 06/01/14	250	266,385
5.00%, 06/01/14	100	108,221
5.25%, 12/01/28 (PR 06/01/14)	200	219,014
Series A
4.13%, 07/01/14 (NPFGC)	235	253,008
5.25%, 07/01/14	2,030	2,223,971

		6,096,131
COLORADO—0.25%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14 (NPFGC)	100	109,919

		109,919
CONNECTICUT—0.74%
State of Connecticut GO
Series B
5.00%, 06/01/14 (NPFGC)	200	217,276
State of Connecticut ST
Series A
5.00%, 07/01/14 (NPFGC)	100	109,158

		326,434

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

DELAWARE—1.04%
County of New Castle GO
Series A
4.25%, 07/15/14	150	161,894
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14 (NPFGC)	140	152,911
State of Delaware GO
5.25%, 08/01/14	130	143,222

		458,027
DISTRICT OF COLUMBIA—0.25%
District of Columbia GO
Series E
5.00%, 06/01/14 (BHAC)	100	108,684

		108,684
FLORIDA—5.18%
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14 (AGM)	100	108,162
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14	100	106,633
5.00%, 07/01/14	400	432,480
Florida State Board of Education GO
Series A
5.00%, 06/01/14 (NPFGC-FGIC)	200	217,672
Series B
5.00%, 06/01/14	95	103,394
5.25%, 06/01/14 (GTD)	100	109,314
Series C
5.00%, 06/01/14 (GTD)	100	108,836
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14 (AMBAC)	150	163,690
Series C
5.00%, 07/01/14	150	163,691
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14 (NPFGC)	300	326,181
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14	100	108,927
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series B
5.25%, 07/01/14 (NPFGC-FGIC)	100	108,282
Orange County School Board COP Lease Renewal
Series A
5.00%, 08/01/14	200	218,142

		2,275,404

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

GEORGIA—3.55%
County of Bartow GO
4.50%, 08/01/14 (NPFGC)	100	106,836
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/14 (AGM)	100	108,674
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14	100	108,674
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14 (NPFGC)	100	108,634
Series A
5.00%, 06/01/14	100	108,493
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14 (GTD)	150	161,294
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (NPFGC-FGIC)	230	250,918
State of Georgia GO
Series C
5.00%, 08/01/14	100	109,652
5.50%, 07/01/14	300	330,849
Series D
5.00%, 07/01/18 (PR 07/01/14)	150	163,959

		1,557,983
HAWAII—1.61%
City & County of Honolulu GO
Series C
5.00%, 07/01/14 (NPFGC)	100	109,201
Series D
5.00%, 07/01/14 (NPFGC)	100	109,201
County of Hawaii GO
Series B
4.25%, 07/15/14 (AMBAC)	100	107,586
State of Hawaii GO Series DG
5.00%, 07/01/14 (AMBAC)	350	382,127

		708,115
ILLINOIS—0.99%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14 (AMBAC)	100	107,185
State of Illinois GO
First Series
5.50%, 08/01/14 (NPFGC)	100	108,401
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14 (AGM)	200	217,290

		432,876
INDIANA—1.78%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29 (PR 06/01/14) (FGIC)	115	125,494
5.25%, 06/01/22 (PR 06/01/14) (FGIC)	100	109,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.25%, 06/01/29 (PR 06/01/14) (FGIC)	500	546,825

		781,684
IOWA—0.49%
County of Polk GO
Series B
4.00%, 06/01/14	100	106,882
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14	100	107,357

		214,239
KENTUCKY—0.86%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14	145	157,995
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14	200	218,190

		376,185
LOUISIANA—0.26%
State of Louisiana GO
Series B
5.00%, 07/15/14 (AGC)	105	114,813

		114,813
MARYLAND—3.63%
County of Baltimore GO
5.00%, 08/01/14	200	219,348
County of Frederick GO
5.00%, 08/01/14	155	169,789
County of Howard GO
Series A
5.00%, 08/15/14	150	164,766
State of Maryland GO
First Series
5.00%, 08/01/16 (PR 08/01/14)	100	109,713
5.00%, 08/01/18 (PR 08/01/14)	150	164,570
Second Series
5.00%, 08/01/14	100	109,674
Second Series B
5.25%, 08/15/14	250	275,932
Second Series E
4.00%, 08/01/14	150	161,391
Series CC
5.50%, 08/01/14	100	110,713
Washington Suburban Sanitary District GO
4.25%, 06/01/14	100	107,481

		1,593,377
MASSACHUSETTS—7.79%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15 (PR 08/01/14)	265	289,709
Commonwealth of Massachusetts GOL
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

3.00%, 08/01/14	135	142,294
5.00%, 08/01/14	200	219,118
Series B
5.00%, 08/01/23 (PR 08/01/14)	350	382,634
Series C
4.00%, 08/01/14 (AGM)	165	177,344
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	200	218,486
5.00%, 07/01/24 (PR 07/01/14)	150	163,864
5.25%, 07/01/15 (PR 07/01/14)	100	109,742
5.25%, 07/01/17 (PR 07/01/14)	500	548,710
5.25%, 07/01/21 (PR 07/01/14)	100	109,742
Series C
5.25%, 07/01/14	250	274,512
Massachusetts Development Finance Agency RB College & University Revenue
Series Q-1
5.00%, 07/01/14	100	109,158
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14 (AGM)	200	219,396
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 14
5.00%, 08/01/14	300	328,821
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14 (NPFGC)	115	126,700

		3,420,230
MINNESOTA—0.87%
State of Minnesota GO
5.00%, 08/01/14	250	273,963
Series B
5.00%, 08/01/14	100	109,585

		383,548
MISSOURI—0.30%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14 (NPFGC-FGIC)	120	131,017

		131,017
NEBRASKA—0.37%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14 (AMBAC)	150	164,019

		164,019
NEVADA—2.72%
City of Henderson GOL
Series A
5.00%, 06/01/14 (AGM)	250	271,212
Clark County School District GOL
Series B
5.00%, 06/15/14	110	119,646
5.00%, 06/15/14 (AMBAC)	115	125,084
5.00%, 06/15/14 (NPFGC-FGIC)	175	190,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

County of Clark GOL
Series B
5.00%, 06/01/14 (AGM)	130	140,297
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14	95	102,399
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14 (AGM)	125	135,604
Washoe County School District GOL
Series B
5.00%, 06/01/14 (NPFGC)	100	108,513

		1,193,101
NEW HAMPSHIRE—0.49%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14	100	107,604
5.00%, 08/15/14 (AGM)	100	109,765

		217,369
NEW JERSEY—4.67%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14	100	107,523
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/23 (PR 07/01/14)	300	328,110
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19 (PR 06/15/14) (FGIC)	700	765,415
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14	200	212,706
State of New Jersey GO
5.00%, 06/01/14	230	250,438
Series H
5.25%, 07/01/14	250	274,062
Series N
5.50%, 07/15/14	100	110,313

		2,048,567
NEW MEXICO—2.97%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14	160	171,362
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17 (PR 06/15/14) (NPFGC)	485	529,940
5.25%, 06/15/19 (PR 06/15/14) (NPFGC)	150	164,265
5.25%, 06/15/20 (PR 06/15/14) (NPFGC)	100	109,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14 (AMBAC)	100	109,152
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14	200	218,612

		1,302,841
NEW YORK—10.69%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14 (NPFGC)	125	137,087
City of New York GO
Series A
3.00%, 08/01/14	235	247,298
Series A-1
5.00%, 08/01/14	145	158,608
Series B
5.00%, 08/01/14	340	371,909
Series C
4.00%, 08/01/14	200	214,618
Series F
5.00%, 08/01/14	100	109,385
Series G
5.00%, 08/01/14	100	109,385
Series H
5.00%, 08/01/14 (CIFG)	215	234,989
Series I
5.00%, 08/01/14	100	109,385
Series K
4.00%, 08/01/14	295	316,561
Series O
5.00%, 06/01/14	50	54,351
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/14	275	298,477
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14 (NPFGC)	115	126,229
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14	175	190,720
Series EE
2.50%, 06/15/14	225	234,234
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14 (NPFGC-FGIC)	330	359,776
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.25%, 08/01/14	100	109,968
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/14 (NPFGC)	100	108,079
Series B
5.00%, 07/01/14	150	163,959
Series C
5.00%, 07/01/14 (NPFGC)	200	218,126
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14 (NPFGC-FGIC)	365	384,666
4.00%, 07/01/14	105	111,812
New York State Environmental Facilities Corp. RB Water Revenue
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

4.00%, 06/15/14	200	214,470
Series B
4.00%, 06/15/14	100	107,235

		4,691,327
NORTH CAROLINA—1.49%
City of Charlotte GO
5.00%, 08/01/14	250	274,130
County of Mecklenburg GO
Series A
4.00%, 08/01/14	100	107,572
5.00%, 08/01/14	250	274,130

		655,832
OHIO—1.19%
State of Ohio GO
Series C
4.00%, 08/01/14	250	268,527
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14	230	252,147

		520,674
OKLAHOMA—0.25%
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14 (AMBAC)	100	108,948

		108,948
OREGON—0.49%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	100	108,795
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14 (AGM)	100	108,795

		217,590
PENNSYLVANIA—1.63%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14	100	108,154
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14	100	107,022
Third Series
5.25%, 07/01/14	200	219,610
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14	160	173,850
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14 (AGM)	100	106,414

		715,050
PUERTO RICO—2.46%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14 (FGIC)	90	96,995

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series A
5.25%, 07/01/14	205	219,926
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14 (NPFGC-FGIC)	100	107,301
Series QQ
5.25%, 07/01/14 (XLCA)	100	107,794
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14 (AMBAC)	180	193,989
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14	100	105,616
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25 (PR 07/01/14) (GTD)	225	247,374

		1,078,995
TENNESSEE—0.25%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14	100	109,555

		109,555
TEXAS—7.81%
Austin Independent School District GO
5.00%, 08/01/14 (PSF)	100	109,621
City of Dallas GOL
4.00%, 08/15/14	100	107,560
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14 (AGM)	100	108,618
City of San Antonio GOL
5.00%, 08/01/14	150	164,398
County of Harris GO Series C
5.00%, 08/15/14	100	109,833
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	100	109,608
Crowley Independent School District GO
4.00%, 08/01/14 (PSF)	115	123,599
Dallas Independent School District GO
Series A
5.00%, 08/15/14 (PSF)	100	109,788
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14 (PSF)	200	219,440
Klein Independent School District GO
Series A
5.00%, 08/01/14 (PSF)	100	109,621
Leander Independent School District GO
4.00%, 08/15/14 (FGIC)	100	107,164
North East Independent School District GO
5.00%, 08/01/22 (PR 08/01/14) (PSF)	100	109,515
5.00%, 08/01/29 (PR 08/01/14) (PSF)	250	273,787
5.00%, 08/01/33 (PR 08/01/14) (PSF)	465	509,245
5.25%, 08/01/14 (PSF)	130	143,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Round Rock Independent School District GO
4.00%, 08/01/14	150	161,313
State of Texas GO
Series B
5.00%, 08/01/14	100	109,555
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	200	218,402
Texas Water Development Board RB Water Revenue
5.00%, 07/15/14	100	109,540
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14	100	109,687
Series B
5.25%, 08/15/14	275	303,094

		3,426,570
UTAH—2.53%
County of Salt Lake GO
4.00%, 06/15/14	100	107,156
Davis County School District GO
4.25%, 06/01/14 (GTD)	125	134,176
State of Utah GO
Series B
5.00%, 07/01/18 (PR 07/01/14)	350	382,424
Series C
4.00%, 07/01/14	150	161,027
5.00%, 07/01/14	200	218,696
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/14 (AGM)	100	108,985

		1,112,464
VIRGINIA—4.11%
City of Portsmouth GO
5.00%, 07/01/14 (AGM)	100	109,206
City of Richmond GO
5.00%, 07/15/14 (AGM)	100	109,389
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14	100	108,957
County of Loudoun GO
Series A
5.00%, 07/01/14 (SAW)	100	109,285
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14 (NPFGC)	150	160,890
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14 (SAP)	100	107,281
5.00%, 08/01/14	100	109,357
5.25%, 08/01/19 (PR 08/01/14)	500	551,145
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14	110	120,656
5.25%, 08/01/14	190	209,266
Series D
5.00%, 08/01/14	100	109,687

		1,805,119

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

WASHINGTON—5.46%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14 (AGM)	100	109,533
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14	100	107,184
5.00%, 07/01/14	775	846,137
5.25%, 07/01/14	100	109,678
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14 (NPFGC-FGIC)	180	195,595
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20 (PR 06/01/14) (AGM, GTD)	500	547,815
State of Washington GO
Series B-1
4.00%, 08/01/14	100	107,498
Series C
5.00%, 08/01/14	140	153,408
5.50%, 07/01/14	200	220,440

		2,397,288
WISCONSIN—0.50%
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14 (NPFGC-FGIC)	100	109,179
Wisconsin Department of Transportation RB Transit Revenue
Series B
5.00%, 07/01/14 (AMBAC)	100	109,179

		218,358

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $42,386,783)		42,912,602

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.68%

MONEY MARKET FUNDS—0.68%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.05%(a)(b)	298,330	298,330

		298,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,330)		298,330

TOTAL INVESTMENTS IN SECURITIES—98.43%
(Cost: $42,685,113)		43,210,932
Other Assets, Less Liabilities—1.57%		687,058

NET ASSETS—100.00%		$43,897,990

COP	- Certificates of Participation
GO	- General Obligation

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAP	- Subject to Appropriations
SAW	- State Aid Withholding
ST	- Special Tax

Insured by:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.04%

ALASKA—0.40%
City of Anchorage GO
Series D
5.00%, 08/01/15 (AMBAC)	$150	$170,208

		170,208
ARIZONA—5.75%
Arizona State University Board of Regents RB University Revenue
Series C
5.50%, 07/01/15	245	279,246
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/15	100	113,086
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15	100	105,805
City of Glendale GO
Series A
4.00%, 07/01/15	150	164,792
City of Glendale RB Sewer Revenue
5.25%, 07/01/15 (NPFGC-FGIC)	100	113,413
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15 (NPFGC-FGIC)	100	112,146
City of Phoenix GO
Series B
4.00%, 07/01/15	300	331,284
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20 (PR 07/01/15) (NPFGC-FGIC)	250	276,147
4.13%, 07/01/21 (PR 07/01/15) (NPFGC-FGIC)	250	277,080
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250	283,037
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15	200	220,350
Pima County GO
5.00%, 07/01/15 (AGM)	150	169,007

		2,445,393
CALIFORNIA—7.90%
City & County of San Francisco GO
Series B
5.00%, 06/15/15	235	266,006
City of Riverside RB Sewer Revenue
5.00%, 08/01/15	145	163,724
Desert Sands Unified School District GO
0.00%, 06/01/15 (AMBAC)	100	96,570
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15	135	149,280
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15	150	160,676
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	250	284,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series B
5.00%, 07/01/15	175	198,126
Series D
5.00%, 07/01/15	100	113,215
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/15 (AGM)	230	260,542
Los Angeles Unified School District GO
5.25%, 07/01/15 (NPFGC)	200	226,890
5.75%, 07/01/15 (NPFGC)	100	114,929
Series H
5.00%, 07/01/15 (AGM)	100	112,831
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/15 (AGM)	100	113,173
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15 (NPFGC)	100	112,156
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15	50	56,463
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15	250	275,162
State of California GO
4.13%, 06/01/15 (NPFGC)	150	163,770
5.00%, 06/01/15	175	195,468
Series A
4.00%, 07/01/15	125	136,973
Visalia Unified School District GO
4.00%, 08/01/15	150	161,923

		3,361,877
COLORADO—0.88%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15 (NPFGC)	210	240,322
University of Colorado Regents RB College & University Revenue
Series A
3.25%, 06/01/15	125	134,694

		375,016
CONNECTICUT—2.42%
Hartford County Metropolitan District GO
3.00%, 06/01/15	200	214,184
State of Connecticut GO
Series C
5.00%, 06/01/15	420	473,542
State of Connecticut ST
5.00%, 07/01/15 (AMBAC)	300	339,549

		1,027,275
DELAWARE—0.59%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15	220	249,214

		249,214
DISTRICT OF COLUMBIA—1.12%
District of Columbia GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series A
5.00%, 06/01/30 (PR 06/01/15) (AMBAC)	300	339,255
Series E
5.00%, 06/01/15 (BHAC)	120	135,227

		474,482
FLORIDA—5.64%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15 (NPFGC)	235	266,131
County of Miami-Dade GO
4.00%, 07/01/15	100	108,907
County of Miami-Dade RB Sales Tax Revenue
Series A
5.00%, 07/01/15	100	111,169
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15	560	623,599
Florida State Board of Education GO
Series A
5.00%, 06/01/15 (NPFGC-FGIC)	415	468,589
Series B
5.00%, 06/01/15	200	225,826
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15 (AGM)	100	112,178
5.00%, 07/01/15 (AMBAC)	100	112,178
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15 (NPFGC-FGIC)	125	140,520
State of Florida GO
6.38%, 07/01/15	100	116,947
Series A
5.00%, 06/01/15	100	112,913

		2,398,957
GEORGIA—3.49%
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250	275,045
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15	320	360,525
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15 (GTD)	150	166,013
Series A
4.00%, 08/01/15 (GTD)	100	110,675
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15 (AMBAC)	100	112,990
5.00%, 07/01/15 (NPFGC-FGIC)	105	118,572
State of Georgia GO
Series C
5.00%, 07/01/15	300	340,416

		1,484,236
HAWAII—2.77%
City & County of Honolulu GO
Series B
5.25%, 07/01/15 (FSA)	250	285,057
City & County of Honolulu RB Wastewater Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series A
5.00%, 07/01/15 (NPFGC)	100	113,247
Series B
4.25%, 07/01/15 (NPFGC)	100	111,014
State of Hawaii GO
Series DO
5.00%, 08/01/15	250	283,928
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15 (AGM)	250	273,815
University of Hawaii Board of Regents RB College & University Revenue
Series A
5.00%, 07/15/15 (NPFGC)	100	112,742

		1,179,803
ILLINOIS—1.92%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15 (AMBAC)	75	82,341
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15 (NPFGC-FGIC, GOI)	100	114,155
Series B
5.50%, 06/01/15 (NPFGC-FGIC, GOI)	100	113,091
State of Illinois GO
First Series
5.50%, 08/01/15 (NPFGC)	200	222,402
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15 (AGM)	100	112,420
Second Series
5.50%, 06/15/15 (NPFGC-FGIC)	150	170,821

		815,230
IOWA—0.53%
City of West Des Moines GO
Series A
4.00%, 06/01/15	100	110,294
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/15	100	113,604

		223,898
KENTUCKY—0.27%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15	100	113,086

		113,086
LOUISIANA—0.40%
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	150	170,258

		170,258
MAINE—0.26%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15 (AGM)	100	111,877

		111,877

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

MARYLAND—7.31%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15 (AMBAC)	200	226,494
County of Frederick GO
Series A
5.00%, 07/01/15	250	283,197
County of Howard GO
Series B
5.00%, 08/15/15	280	318,800
County of Montgomery GO
Series A
5.00%, 06/01/15	150	169,687
State of Maryland GO
Second Series
4.00%, 08/01/15	345	382,053
5.00%, 08/01/15	180	204,844
Second Series A
4.00%, 08/01/15	100	110,740
5.00%, 08/01/17 (PR 08/01/15)	425	484,602
Series DD
5.50%, 08/01/15	100	115,333
Washington Suburban Sanitary District GO
4.25%, 06/01/15	100	110,920
5.00%, 06/01/16 (PR 06/01/15)	620	701,939

		3,108,609
MASSACHUSETTS—5.98%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15	380	431,919
Commonwealth of Massachusetts GOL
Series D
4.00%, 08/01/15	250	276,510
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15 (NPFGC-FGIC)	225	257,170
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15	110	121,784
4.75%, 07/01/34 (PR 07/01/15)	740	835,364
Series C
5.00%, 07/01/15	100	113,697
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15 (AMBAC)	200	225,406
Series C
5.00%, 07/01/15	100	112,115
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.00%, 08/01/15	150	170,555

		2,544,520
MINNESOTA—1.87%
State of Minnesota GO
Series A
5.00%, 06/01/15	100	113,032
5.00%, 08/01/15	150	170,554
Series D
5.00%, 08/01/15	100	113,703

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series F
4.00%, 08/01/15	360	398,315

		795,604
NEBRASKA—0.93%
City of Omaha GO
5.00%, 06/01/15	250	282,032
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15	100	113,368

		395,400
NEVADA—2.06%
Clark County School District GOL
5.50%, 06/15/15 (AGM)	100	113,157
Series A
5.25%, 06/15/15 (NPFGC-FGIC)	250	282,875
Series B
5.00%, 06/15/15	130	146,146
County of Clark GOL
Series B
5.00%, 06/01/15 (AGM)	200	223,000
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15	100	111,641

		876,819
NEW HAMPSHIRE—0.32%
State of New Hampshire GO
Series A
3.50%, 06/01/15	125	135,858

		135,858
NEW JERSEY—4.38%
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15	100	113,472
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15 (NPFGC-FGIC)	100	111,483
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	100	115,454
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16 (PR 06/15/15) (FGIC)	345	393,248
Series D
5.00%, 06/15/17 (PR 06/15/15)	125	141,564
5.00%, 06/15/18 (PR 06/15/15) (AMBAC)	100	113,251
State of New Jersey GO
5.00%, 06/01/15	290	326,934
Series L
5.25%, 07/15/15 (AMBAC)	255	290,652
Series M
5.50%, 07/15/15 (AMBAC)	125	143,417
Series N

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.50%, 07/15/15 (AMBAC)	100	114,734

		1,864,209
NEW MEXICO—1.03%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	190	216,222
Santa Fe Public School District GO
3.00%, 08/01/15 (SAW)	100	107,359
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15	100	113,118

		436,699
NEW YORK—10.71%
City of New York GO
Series A
4.00%, 08/01/15	110	120,693
Series A-1
5.00%, 08/01/15	610	687,866
Series B
4.00%, 08/01/15	100	109,721
Series E
5.00%, 08/01/15	430	484,890
Series G
5.00%, 08/01/15	160	180,424
Series J-1
4.00%, 08/01/15	100	109,721
5.00%, 08/01/15	100	112,765
Series P
3.60%, 08/01/15 (NPFGC)	100	108,503
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15 (AGM)	100	97,748
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15	125	141,256
Series C
5.00%, 06/15/15	100	113,005
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15 (NPFGC-FGIC)	100	112,720
Series S-1A
5.00%, 07/15/15 (SAW)	150	169,080
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15	250	283,695
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15	250	267,032
3.00%, 07/01/15 (GOI)	100	107,448
5.00%, 07/01/15 (NPFGC)	330	372,395
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15	150	169,319
Series E
5.00%, 08/15/15	150	170,294
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	100	112,115
5.00%, 07/01/15 (NPFGC-FGIC)	100	112,847

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/15	210	237,974
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15 (AGM)	155	174,990

		4,556,501
NORTH CAROLINA—1.91%
City of Charlotte RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	350	391,958
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15	165	189,527
County of Durham GO
Series B
4.00%, 06/01/15	100	110,227
State of North Carolina GO
Series A
5.00%, 06/01/15	105	118,781

		810,493
OHIO—2.22%
Ohio State University (The) RB General Receipts Revenue
Series A
4.75%, 06/01/15	100	111,972
State of Ohio GO
Series C
2.50%, 08/01/15	175	185,204
5.00%, 08/01/15	220	249,493
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15	350	398,528

		945,197
OKLAHOMA—0.71%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15 (BHAC)	150	161,994
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15	125	140,629

		302,623
OREGON—2.15%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15 (NPFGC)	350	395,087
City of Salem GOL
4.00%, 06/01/15	250	274,968
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15 (AGM)	215	242,896

		912,951
PENNSYLVANIA—2.29%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15 (AMBAC)	250	284,547
Commonwealth of Pennsylvania GO
First Series

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 07/01/15	210	238,155
Third Series
5.25%, 07/01/15	250	285,380
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15 (AGM)	150	166,448

		974,530
PUERTO RICO—3.72%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15 (NPFGC)	175	192,645
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15 (AGM)	150	163,706
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35 (PR 07/01/15) (FGIC)	180	204,829
Series SS
5.00%, 07/01/15 (NPFGC)	315	344,131
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series K
5.00%, 07/01/35 (PR 07/01/15)	145	164,534
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15 (AMBAC)	375	407,663
University of Puerto Rico RB College & University Revenue
Series P
5.00%, 06/01/15	100	105,994

		1,583,502
RHODE ISLAND—0.42%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15 (NPFGC-FGIC)	160	179,320

		179,320
SOUTH CAROLINA—0.26%
State of South Carolina GO
Series A
4.00%, 06/01/15	100	110,227

		110,227
TENNESSEE—0.26%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15 (AGM)	100	108,845

		108,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

TEXAS—4.57%
Austin Independent School District GO
4.00%, 08/01/15	100	110,675
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15 (NPFGC-FGIC)	100	111,294
City of San Antonio GOL
5.00%, 08/01/15	140	159,092
County of Bexar GOL
5.00%, 06/15/15 (AGM)	250	282,425
County of Harris GOL
Series C
4.00%, 08/15/15	100	110,628
North East Independent School District GO
5.00%, 02/01/22 (PR 08/01/15) (PSF)	110	124,942
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250	286,243
State of Texas GO
Series E
5.00%, 08/01/15	200	227,142
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15	150	165,405
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15	105	119,378
University of Texas System Board of Regents RB College & University Revenue
Series B
5.25%, 08/15/15	215	245,951

		1,943,175
UTAH—1.63%
Intermountain Power Agency RB Electric Power & Light Revenues
Series B
5.00%, 07/01/15	100	113,263
State of Utah GO
Series B
4.00%, 07/01/15	525	580,576

		693,839
VIRGINIA—3.83%
City of Alexandria GO
Series A
5.00%, 07/15/15	100	113,661
County of Arlington GO
Series D
4.00%, 08/01/15	125	138,466
County of Loudoun GO
Series B
5.00%, 06/01/17 (PR 06/01/15)	500	565,425
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/15	100	113,439
Series C
5.00%, 08/01/15	250	283,597
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15	140	159,277
Series B

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.25%, 08/01/15	225	257,328

		1,631,193
WASHINGTON—4.36%
City of Seattle GOL
Series B
5.00%, 08/01/15	185	210,167
Energy Northwest RB Electric Power & Light Revenues
Series A
3.25%, 07/01/15	100	107,975
4.00%, 07/01/15	100	110,207
5.00%, 07/01/15	325	367,845
5.50%, 07/01/15	75	86,003
Series C
5.00%, 07/01/15	250	282,957
State of Washington GO
0.00%, 06/01/15 (NPFGC-FGIC)	250	243,517
Series C
5.00%, 08/01/15	145	164,678
Series D
5.00%, 07/01/15	150	169,871
Series R-2006A
5.00%, 07/01/15 (AMBAC)	100	113,247

		1,856,467
WISCONSIN—0.78%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15	160	180,070
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15 (AGM)	135	153,845

		333,915

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $40,650,400)		41,701,306

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.56%

MONEY MARKET FUNDS—0.56%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.05%(a)(b)	237,771	237,771

		237,771

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,771)		237,771

TOTAL INVESTMENTS IN SECURITIES—98.60%
(Cost: $40,888,171)		41,939,077
Other Assets, Less Liabilities—1.40%		596,591

NET ASSETS—100.00%		$42,535,668

GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding
SO	- Special Obligation
ST	- Special Tax

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
FSA	- Financial Security Assurance Inc.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—97.77%

ARIZONA—8.34%
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/16	$200	$228,118
Series A
4.00%, 07/01/16 (AMBAC)	100	112,253
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16	250	291,847
City of Mesa GO
3.88%, 07/01/16 (NPFGC-FGIC)	100	111,177
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	200	234,937
City of Phoenix GO
Series A
5.00%, 07/01/16	200	234,344
City of Scottsdale GOL
5.00%, 07/01/16	180	210,364
City of Tempe GO Series C
4.00%, 07/01/16	100	112,843
Maricopa County Community College District GO
Series D
2.00%, 07/01/16	150	156,840
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100	112,127
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16	100	109,184
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25 (PR 07/01/16) (AGM)	125	145,825
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16	250	276,468
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16	200	237,504
Pima County GO
4.50%, 07/01/16 (NPFGC-FGIC)	100	114,217
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21 (PR 07/01/16)	270	317,652
Town of Gilbert GO
5.00%, 07/01/16	100	116,610

		3,122,310

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

CALIFORNIA—9.16%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16 (AGM)	185	172,564
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	100	115,255
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16 (AMBAC)	200	184,960
Coast Community College District GO
Series B
4.75%, 08/01/16 (AGM)	100	115,530
Desert Sands Unified School District GO
5.00%, 08/01/16	100	116,269
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	60	70,022
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16 (NPFGC)	100	115,667
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	230	270,393
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16	100	113,139
5.00%, 07/01/16	300	351,255
Los Angeles Unified School District GO
5.75%, 07/01/16 (NPFGC)	100	118,908
Series B
5.00%, 07/01/16 (AGM)	85	98,789
Series E
5.00%, 07/01/16 (AGM)	100	116,223
Series KY
5.00%, 07/01/16	200	231,932
Metropolitan Water District of Southern California RB Water Revenue
Series B
4.00%, 07/01/16	100	113,182
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	100	115,369
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16 (AGM)	130	151,336
San Ramon Valley Unified School District GO
4.50%, 08/01/16 (NPFGC)	100	114,498
Southern California Public Power Authority RB Electric Power & Light Revenues Series 2010-1
5.00%, 07/01/16	100	116,653
State of California GO
5.00%, 08/01/16	250	289,105
Series A
4.00%, 07/01/16	200	224,548
5.00%, 07/01/16	100	116,202

		3,431,799
COLORADO—1.03%
City & County of Denver GO
5.00%, 08/01/16	130	153,011
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 08/01/16	100	117,701
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16	100	113,160

		383,872
CONNECTICUT—1.09%
City of Norwalk GO
Series B
5.00%, 07/01/16	100	117,302
State of Connecticut GO
Series C
5.00%, 06/01/16	250	291,075

		408,377
DELAWARE—0.70%
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	125	146,303
State of Delaware GO
5.00%, 07/01/16	100	117,389

		263,692
FLORIDA—5.97%
County of Miami-Dade GO
Series B
5.00%, 07/01/16	150	173,309
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16 (NPFGC-FGIC)	100	112,735
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	505	574,518
Florida State Board of Education GO
Series D
5.25%, 06/01/16	215	252,754
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16 (NPFGC)	100	115,795
Series B
5.00%, 07/01/16 (NPFGC)	115	133,164
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16	100	115,582
State of Florida GO
5.00%, 07/01/16	250	292,280
Series B
5.00%, 06/01/16	100	116,594
State of Florida RB Miscellaneous Revenue
Series B
5.00%, 07/01/16	200	233,048
Series C
5.00%, 07/01/16	100	116,524

		2,236,303

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June30, 2012

GEORGIA—3.53%
Chatham County School District GO
5.25%, 08/01/16 (AGM)	190	224,213
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150	170,958
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16 (NPFGC)	265	306,300
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16 (AMBAC)	130	151,369
State of Georgia GO
Series B
5.00%, 07/01/16	150	176,084
Series E
5.00%, 08/01/16	250	294,253

		1,323,177
HAWAII—1.52%
City & County of Honolulu GO
Series B
2.00%, 08/01/16	100	105,223
City & County of Honolulu RB Wastewater Revenue
Series A
4.25%, 07/01/16 (NPFGC)	100	113,998
5.00%, 07/01/16 (NPFGC)	100	116,955
State of Hawaii GO Series DN
5.00%, 08/01/16	200	234,500

		570,676
ILLINOIS—7.33%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16 (AGM)	100	112,299
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16	130	151,369
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-2
5.00%, 01/01/27 (PR 07/01/16)	100	117,562
5.00%, 01/01/28 (PR 07/01/16) (AGM)	450	529,029
5.00%, 01/01/31 (PR 07/01/16) (AGM)	830	975,765
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
5.50%, 06/15/16 (FGIC, ETM)	100	118,255
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16 (AGM)	120	140,846
State of Illinois GO
5.00%, 08/01/16	170	190,011
Series A
5.00%, 06/01/16	160	178,261
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16	100	115,855
5.00%, 06/15/16 (NPFGC)	100	115,855

		2,745,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

INDIANA—0.31%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16 (NPFGC)	100	116,426

		116,426
IOWA—0.31%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16	100	117,214

		117,214
KENTUCKY—0.61%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16	100	109,957
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16	100	116,696

		226,653
MARYLAND—3.11%
County of Howard GO
Series B
5.00%, 08/15/16	215	253,270
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	100	117,128
State of Maryland GO
Second Series
5.00%, 08/01/16	475	559,080
Second Series E
5.00%, 08/01/16	100	117,701
Washington Suburban Sanitary District GO
5.00%, 06/01/16	100	117,001

		1,164,180
MASSACHUSETTS—4.89%
Commonwealth of Massachusetts GO
Series D
5.00%, 08/01/22 (PR 08/01/16)	110	129,657
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	360	422,417
Series D
5.00%, 08/01/16	175	205,342
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	210	246,607
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16	150	177,369
5.50%, 07/01/16	90	107,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16 (AGM)	165	192,878
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16	100	113,495
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16 (AGM)	100	119,753
Series J
5.25%, 08/01/16 (AGM)	100	118,166

		1,833,151
MINNESOTA—1.78%
State of Minnesota GO
Series A
5.00%, 08/01/16	250	293,810
Series D
5.00%, 08/01/16	220	258,553
Series F
4.00%, 08/01/16	100	113,495

		665,858
MISSISSIPPI—0.30%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16 (AMBAC)	100	112,272

		112,272
MISSOURI—0.31%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16 (NPFGC-FGIC)	100	116,589

		116,589
NEBRASKA—0.61%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16 (NPFGC)	100	111,727
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16 (AMBAC)	100	117,096

		228,823
NEVADA—1.23%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16	100	114,860
Clark County School District GOL
Series B
4.50%, 06/15/16 (AMBAC)	100	113,622
Series C
5.00%, 06/15/16	100	115,560
State of Nevada GOL
5.00%, 06/01/16	100	115,966

		460,008

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

NEW HAMPSHIRE—0.61%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16	100	117,344
State of New Hampshire GO
Series A
3.00%, 07/01/16	100	109,401

		226,745
NEW JERSEY—2.39%
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16 (AGM)	100	113,349
Series E
5.00%, 07/01/16	100	117,649
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16	95	111,290
5.75%, 06/15/16 (ETM)	5	6,022
State of New Jersey GO
5.00%, 06/01/16	370	430,010
Series L
5.25%, 07/15/16 (AMBAC)	100	117,657

		895,977
NEW MEXICO—2.33%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16 (AMBAC)	100	118,246
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16 (SAW)	150	175,345
City of Albuquerque GO
Series A
3.00%, 07/01/16	100	109,111
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16	200	233,998
New Mexico Finance Authority RB Miscellaneous Revenue
Series C
5.25%, 06/15/16 (NPFGC)	200	234,838

		871,538
NEW YORK—9.87%
City of New York GO
Series A-1
5.00%, 08/01/16	125	145,211
Series B
4.00%, 08/01/16	300	336,507
Series C
5.00%, 08/01/16	105	121,978
Series E
5.00%, 08/01/16	500	580,845
Series G
5.00%, 08/01/16	100	116,169
Series J-1
5.00%, 08/01/16	290	336,890
New York City Municipal Water Finance Authority RB Water Revenue
Series AA

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 06/15/16	200	232,696
Series FF
5.00%, 06/15/16	175	203,609
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16	200	217,446
4.00%, 08/01/16	100	112,735
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16 (SAW)	250	289,003
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16	140	162,772
Series A
4.00%, 07/01/16	100	112,337
Series B
5.00%, 07/01/16	225	264,125
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16	100	112,290
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16 (SAP)	100	114,797
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16	100	117,159
5.50%, 06/15/16	100	119,113

		3,695,682
NORTH CAROLINA—2.49%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16	200	234,058
City of Charlotte GO
5.00%, 08/01/16	100	117,701
City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16	100	117,215
County of Forsyth GO
3.50%, 08/01/16	100	111,653
County of Mecklenburg GO
Series A
5.00%, 08/01/16	100	117,701
State of North Carolina GO
Series A
5.00%, 06/01/20 (PR 06/01/16)	100	117,298
Series B
5.00%, 06/01/16	100	117,043

		932,669
OHIO—3.30%
City of Columbus GO
Series A
4.00%, 07/01/16	100	113,267
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16	250	292,545
State of Ohio GO
5.00%, 08/01/16	200	234,146
Series A
5.00%, 06/15/16	125	145,876
5.00%, 06/15/18 (PR 06/15/16)	185	217,150

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	200	231,686

		1,234,670
OKLAHOMA—0.30%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16 (BHAC)	100	112,443

		112,443
OREGON—1.44%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM, GTD)	100	117,172
State of Oregon GO
Series A
4.00%, 08/01/16	165	187,039
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	233,526

		537,737
PENNSYLVANIA—2.54%
City of Philadelphia GO
5.00%, 08/01/16 (CIFG)	100	111,221
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16	100	117,258
Third Series
5.38%, 07/01/16 (NPFGC)	315	374,028
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16	100	118,449
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16 (AGM)	200	229,928

		950,884
PUERTO RICO—4.03%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16 (NPFGC)	185	210,101
Series A
5.50%, 07/01/16 (NPFGC)	180	201,006
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16 (NPFGC)	320	361,324
Series ZZ
4.00%, 07/01/16	100	107,283
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	100	120,334
Series CC
5.00%, 07/01/16	100	109,733
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16 (CIFG)	100	110,722
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	260	289,765

		1,510,268

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

RHODE ISLAND—0.94%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16 (NPFGC-FGIC)	125	144,186
State of Rhode Island GO
Series A
5.00%, 08/01/16 (AMBAC)	180	209,482

		353,668
SOUTH CAROLINA—0.57%
State of South Carolina GO
Series A
4.00%, 06/01/16	190	215,027

		215,027
SOUTH DAKOTA—0.31%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16	100	116,567

		116,567
TENNESSEE—0.31%
Metropolitan Government of Nashville & Davidson County GO
Series D
5.00%, 07/01/16	100	116,999

		116,999
TEXAS—4.46%
Austin Independent School District GO
Series A
4.00%, 08/01/16 (NPFGC)	100	113,530
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16 (NPFGC)	150	175,682
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200	234,438
Frisco Independent School District GO
Series A
5.25%, 08/15/16 (PSF)	100	118,233
Lewisville Independent School District GO
5.00%, 08/15/16 (PSF)	100	117,219
Magnolia Independent School District GO
5.00%, 08/15/16 (PSF)	100	117,389
Round Rock Independent School District GO
5.00%, 08/01/16	200	234,102
State of Texas GO
Series C
4.00%, 08/01/16	100	113,270
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/16	100	117,353
Series C
5.00%, 08/15/16	280	328,588

		1,669,804

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

UTAH—1.90%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16 (AMBAC)	100	115,454
State of Utah GO
Series A
2.00%, 07/01/16	120	126,737
5.00%, 07/01/16	400	469,900

		712,091
VIRGINIA—3.16%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16	100	113,172
County of Arlington GO
Series C
4.00%, 08/15/16	200	227,550
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16	100	116,616
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16	100	117,029
5.00%, 08/01/16 (SAP)	100	117,029
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16	100	109,543
5.00%, 08/01/16	200	235,206
Series C
5.00%, 08/01/16 (SAW)	125	147,004

		1,183,149
WASHINGTON—3.98%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16	485	571,383
Series D
5.00%, 07/01/16	150	175,239
Series B
7.13%, 07/01/16	175	217,819
State of Washington GO
5.00%, 07/01/16 (AGM)	250	292,280
Series 2010B
5.00%, 08/01/16	100	117,205
Series R-2011C
5.00%, 07/01/16	100	116,912

		1,490,838
WISCONSIN—0.71%
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16 (AGM)	225	264,978

		264,978

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $35,293,462)		36,618,221

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.05%(a)(b)	247,795	247,795

		247,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $247,795)		247,795

TOTAL INVESTMENTS IN SECURITIES—98.43%
(Cost: $35,541,257)		36,866,016
Other Assets, Less Liabilities—1.57%		588,694

NET ASSETS—100.00%		$37,454,710

COP	- Certificates of Participation
ETM	- Escrowed to Maturity
GO	- General Obligation
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAP	- Subject to Appropriations
SAW	- State Aid Withholding

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.48%

ALABAMA—0.31%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17	$150	$156,266

		156,266
ALASKA—0.29%
Borough of North Slope GO
Series A
4.00%, 06/30/17	125	142,605

		142,605
ARIZONA—5.01%
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17	100	119,158
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	255	304,404
City of Glendale GOL
4.00%, 07/01/17	100	113,563
City of Glendale RB Sewer Revenue
5.00%, 07/01/17 (NPFGC)	100	118,916
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17 (NPFGC-FGIC)	140	168,911
City of Phoenix GO
Series A
5.00%, 07/01/17	215	257,817
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17	100	119,915
Maricopa County Community College District GO Series C
5.00%, 07/01/17	100	119,428
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17 (NPFGC)	280	332,965
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/17	100	113,850
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17	100	118,675
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17	200	243,506
Series B
5.00%, 07/01/17	100	119,374
Pima County RB Sewer Revenue
5.00%, 07/01/17 (AGM)	100	118,327
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	100	118,114

		2,486,923

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

CALIFORNIA—12.28%
Berkeley Unified School District GO
4.00%, 08/01/17	150	171,903
City of Pasadena RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17	100	109,290
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17 (AGM)	380	421,587
East Side Union High School District GO
Series B
4.00%, 08/01/17 (AGM)	200	227,224
Escondido Union School District GO
Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	186,125
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17 (AGM)	100	124,432
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17	315	375,858
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17	200	231,076
5.00%, 07/01/17	250	299,515
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17	175	199,330
5.50%, 07/01/17 (FGIC)	100	121,182
Series I
5.00%, 07/01/17	100	118,755
Series KRY
4.00%, 07/01/17	100	113,903
5.00%, 07/01/17	120	142,506
Series KY
5.00%, 07/01/17	180	213,759
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17 (AGM)	100	118,434
Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17	100	114,875
Northern California Power Agency RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17	100	109,946
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17 (NPFGC)	225	263,302
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17 (AGM)	100	112,151
5.00%, 08/15/17 (AGM)	100	119,690
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17	100	116,954
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17	225	268,115
Santa Clara Unified School District GO
5.00%, 07/01/17	200	241,628
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	100	121,112
Southern California Public Power Authority RB Electric Power & Light Revenues

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 07/01/17	230	274,436
Series A
5.00%, 07/01/17	100	119,374
Southwestern Community College District GO
Series B
5.25%, 08/01/17 (NPFGC-FGIC)	120	145,135
State of California GO
5.00%, 06/01/17 (XLCA)	200	235,170
Series A
4.25%, 07/01/17	100	115,327
5.00%, 07/01/17	475	565,107

		6,097,201
COLORADO—0.49%
City & County of Denver GO
Series A
5.00%, 08/01/17	200	241,450

		241,450
CONNECTICUT—1.65%
City of Danbury GO
Series B
5.00%, 07/01/17	265	318,061
City of Hartford GO
Series A
5.25%, 08/15/17 (AMBAC)	100	119,001
State of Connecticut GO
Series C
5.00%, 06/01/17	225	268,468
State of Connecticut ST
Series A
4.00%, 08/01/17 (AMBAC)	100	114,837

		820,367
DELAWARE—1.71%
City of Wilmington GO
Series A
5.00%, 06/01/17 (AGM)	100	119,335
County of New Castle GO
Series A
5.00%, 07/15/17	200	241,172
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17	100	120,078
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17	115	138,090
State of Delaware GO
Series A
3.00%, 07/01/17	100	110,618
Series B
5.00%, 07/01/17	100	120,459

		849,752
DISTRICT OF COLUMBIA—0.24%
District of Columbia GO
Series C
5.00%, 06/01/17 (AGM)	100	118,562

		118,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

FLORIDA—3.99%
County of Miami-Dade GO
Series B
5.00%, 07/01/17	100	117,981
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17 (NPFGC-FGIC)	100	111,724
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/17 (AGM)	100	115,927
Florida State Board of Education GO
Series E
5.00%, 06/01/17	175	208,761
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/17	200	237,994
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17	150	178,704
Lee County School Board COP Lease Renewal
Series B
5.00%, 08/01/17	100	116,328
State of Florida GO
Series A
5.00%, 07/01/17	210	251,025
Series C
5.00%, 06/01/17	240	286,301
State of Florida RB Miscellaneous Revenue
Series A
5.00%, 07/01/17	100	118,997
Series B
5.00%, 07/01/17	200	237,994

		1,981,736
GEORGIA—3.98%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17	325	386,630
State of Georgia GO
Series B
5.00%, 07/01/17	100	120,459
Series E
5.00%, 08/01/19 (PR 08/01/17)	200	242,362
5.00%, 08/01/21 (PR 08/01/17)	600	728,424
Series I
5.00%, 07/01/17	245	295,125
Series J-1
4.00%, 07/01/17	175	202,144

		1,975,144
HAWAII—1.95%
City & County of Honolulu GO
Series B
2.50%, 08/01/17	100	107,568
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17	100	111,114
5.00%, 07/01/17	125	149,555
State of Hawaii GO
Series DN
5.00%, 08/01/17	150	179,844
Series DQ

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.00%, 06/01/17	150	179,082
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17	200	243,180

		970,343
IDAHO—0.45%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17	100	109,134
Canyon County School District No. 131 Nampa GO
4.00%, 07/30/17 (NPFGC)	100	112,558

		221,692
ILLINOIS—1.97%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
5.50%, 06/15/17 (NPFGC-FGIC)	90	106,130
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	150	176,254
5.75%, 06/01/17 (AGM)	125	150,721
State of Illinois GO
Series A
5.00%, 06/01/17	175	196,763
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17	295	349,254

		979,122
IOWA—0.59%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17	250	290,725

		290,725
KANSAS—0.94%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17	400	469,220

		469,220
KENTUCKY—0.48%
Kentucky State Property & Buildings Commission RB Lease Renewal
Series A
5.00%, 08/01/17	100	118,042
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17	100	119,266

		237,308
LOUISIANA—0.36%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17 (AMBAC)	165	179,256

		179,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

MAINE—0.24%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17 (AGM)	100	117,265

		117,265
MARYLAND—4.76%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17 (AMBAC)	115	137,653
County of Frederick GO
4.00%, 06/01/17	50	57,348
County of Howard GO
Series B
5.00%, 08/15/17	215	259,711
County of Montgomery GO
Series A
5.00%, 08/01/17	200	241,450
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17	225	269,687
Series A
4.00%, 07/01/17	100	114,981
5.00%, 07/01/17	100	119,861
Prince George’s County GOL
Series B
5.00%, 07/15/17	100	120,586
State of Maryland GO
Second Series
5.00%, 07/15/17	250	301,465
5.00%, 08/01/17	125	150,906
Second Series A
3.00%, 08/15/17	100	110,781
Second Series B
5.00%, 08/01/17	275	331,994
5.25%, 08/15/17	120	146,525

		2,362,948
MASSACHUSETTS—5.01%
Commonwealth of Massachusetts GO
Series C
5.25%, 08/01/17	150	181,784
Commonwealth of Massachusetts GOL
Series B
5.00%, 06/01/17	100	119,441
5.00%, 07/01/17	100	119,698
Series D
5.50%, 08/01/17	215	263,220
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17	200	242,488
Series C
5.50%, 07/01/17	500	613,625
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17 (AGM)	100	114,753
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17	200	243,490
Series A
5.25%, 08/01/17	135	164,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17 (AGM)	350	423,580

		2,486,435
MINNESOTA—1.90%
State of Minnesota GO
5.00%, 08/01/17	200	241,006
Series A
5.00%, 06/01/17	100	119,974
5.00%, 08/01/17	50	60,252
Series B
5.00%, 08/01/17	100	120,503
Series D
3.00%, 08/01/17	150	165,775
5.00%, 08/01/17	100	120,503
Series F
4.00%, 08/01/17	100	115,482

		943,495
MISSISSIPPI—0.23%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17	100	116,328

		116,328
NEVADA—1.89%
Clark County School District GOL
Series B
4.50%, 06/15/17 (AMBAC)	300	347,025
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17 (AMBAC)	250	294,687
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17	100	117,239
State of Nevada GOL
Series D
5.00%, 06/01/17	150	177,495

		936,446
NEW HAMPSHIRE—1.39%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17	475	570,076
State of New Hampshire GO
Series B
5.00%, 06/01/17	100	119,761

		689,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

NEW JERSEY—3.78%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17 (GTD)	100	117,276
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17	250	295,837
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17	215	258,153
State of New Jersey GO
5.00%, 06/01/17	215	254,975
5.00%, 06/01/23 (PR 06/01/17)	115	139,133
5.00%, 06/01/27 (PR 06/01/17)	170	205,674
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	400	485,584
Series Q
5.00%, 08/15/17	100	119,188

		1,875,820
NEW MEXICO—1.33%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17	150	179,832
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17	100	119,564
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	119,698
Series A
5.00%, 07/01/17	200	239,396

		658,490
NEW YORK—9.59%
City of New York GO
Series A-1
4.00%, 08/01/17	115	130,898
4.20%, 08/01/17	210	241,099
5.00%, 08/01/17	210	249,369
Series C
5.00%, 08/01/17	305	362,178
Series E
4.00%, 08/01/17	100	113,824
5.00%, 08/01/17	725	860,916
Series G
4.00%, 08/01/17	100	113,824
Series I-1
4.00%, 08/01/17	100	113,824
Series J-1
5.00%, 08/01/17	235	279,055
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	250	298,362
Series EE
5.00%, 06/15/17	155	184,985

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 07/15/17 (SAW)	100	115,448
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17	235	269,641
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17	100	117,409
5.00%, 07/01/17	85	100,828
Series A
3.10%, 07/01/17	200	220,044
5.00%, 07/01/17	100	118,729
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17	175	208,012
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17	100	108,314
5.00%, 07/01/17	110	129,779
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17	150	183,863
Series A
5.00%, 08/15/17	100	120,695
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17 (AGM)	100	119,072

		4,760,168
NORTH CAROLINA—0.75%
City of Charlotte GO
5.00%, 08/01/17	110	132,798
County of Mecklenburg GO
Series A
5.00%, 08/01/17	100	120,725
State of North Carolina GO
Series B
5.00%, 06/01/17	100	120,188

		373,711
OHIO—1.72%
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17	100	119,654
State of Ohio GO
Series B
5.00%, 08/01/17	200	238,586
Series C
5.00%, 08/01/17	215	257,540
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17 (AGM)	100	118,095
5.50%, 06/15/17 (AGM)	100	120,494

		854,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

OKLAHOMA—0.82%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/17 (BHAC)	150	178,444
Oklahoma Capitol Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17	100	114,296
State of Oklahoma GO
Series A
4.00%, 07/15/17	100	114,908

		407,648
OREGON—0.95%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM, GTD)	190	228,194
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17 (AGM, GTD)	100	120,935
Portland Community College District GO
5.00%, 06/15/17	100	120,426

		469,555
PENNSYLVANIA—4.33%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/17 (AGM)	100	116,866
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20 (PR 08/01/17)	175	212,651
Third Series
5.00%, 07/15/17	360	432,533
5.38%, 07/01/17	100	121,855
5.38%, 07/01/17 (AGM)	350	426,493
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17	450	524,074
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17	150	167,673
Series AN
5.00%, 06/15/17	125	147,394

		2,149,539
PUERTO RICO—4.93%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17	100	111,791
5.50%, 07/01/17 (XLCA)	295	329,783
Series B
5.25%, 07/01/17 (Call 07/01/16)	150	162,950
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
4.00%, 07/01/17	100	106,024
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17 (XLCA)	365	414,103
Series LL
5.50%, 07/01/17	170	193,435
Series TT
5.00%, 07/01/17	100	111,699
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

5.50%, 07/01/17 (NPFGC)	155	184,286
Series BB
5.25%, 07/01/17 (AMBAC)	150	167,351
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17 (AMBAC)	350	391,423
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17 (AGM)	240	272,258

		2,445,103
SOUTH DAKOTA—0.24%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17 (AGM)	100	118,509

		118,509
TENNESSEE—0.55%
Metropolitan Government of Nashville & Davidson County GO
Series A
5.00%, 07/01/17	130	155,607
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.00%, 07/01/17	100	118,034

		273,641
TEXAS—6.09%
Austin Independent School District GO
5.00%, 08/01/17 (PSF)	100	120,116
City of El Paso GOL
5.00%, 08/15/17	100	119,221
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17 (NPFGC-FGIC)	150	173,890
Corpus Christi Independent School District GO
5.00%, 08/15/17	100	120,072
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17 (NPFGC)	100	119,629
Denton Independent School District GO
4.50%, 08/15/17	125	146,058
Klein Independent School District GO
Series A
4.00%, 08/01/17	250	287,092
Lone Star College System (Harris and Montgomery Counties) Limited Tax GO
Series A
5.00%, 08/15/17	100	120,050
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230	267,934
North East Independent School District GO
Series A
5.00%, 08/01/17 (PSF)	250	300,290
Northside Independent School District GO
4.00%, 08/15/17 (PSF)	100	115,245
Round Rock Independent School District GO
5.00%, 08/01/17	105	126,122
State of Texas GO
Series A
5.00%, 08/01/17	100	119,951
Series B
5.00%, 08/01/17	100	119,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17	225	270,826
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17	100	120,183
Series B
5.25%, 08/15/17	210	255,005
Series E
5.00%, 08/15/17	100	120,183

		3,021,818
UTAH—1.59%
State of Utah GO
Series A
4.00%, 07/01/17	250	288,777
5.00%, 07/01/17	315	379,446
Series C
5.00%, 07/01/17	100	120,459

		788,682
VIRGINIA—2.91%
City of Richmond GO
Series C
5.00%, 07/15/17 (SAW)	100	119,820
Commonwealth of Virginia GO
Series B
5.00%, 06/01/17	150	180,282
County of Henrico GO
5.00%, 07/15/17	100	120,586
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17	100	119,107
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17	175	209,722
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17	150	180,009
5.25%, 08/01/17	300	363,735
Series C
5.00%, 08/01/17 (SAW)	125	150,007

		1,443,268
WASHINGTON—6.06%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	1,140	1,361,480
5.25%, 07/01/17 (NPFGC)	145	174,935
Series C
0.00%, 07/01/17	100	92,677
5.25%, 07/01/17 (NPFGC)	100	120,645
Series D
5.00%, 07/01/17	100	119,428
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/17	100	113,348
State of Washington GO
Series R-2007C
5.00%, 07/01/17	385	460,421

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

Series R-2011B
5.00%, 07/01/17	100	119,590
Series R-2011C
5.00%, 07/01/17	375	448,462

		3,010,986
WISCONSIN—0.73%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17	100	113,798
5.00%, 07/01/17 (NPFGC-FGIC)	110	131,371
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17 (AGM)	100	118,488

		363,657

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $46,897,630)		48,885,390

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.43%

MONEY MARKET FUNDS—0.43%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.05%(a)(b)	211,580	211,580

		211,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $211,580)		211,580

TOTAL INVESTMENTS IN SECURITIES—98.91%
(Cost: $47,109,210)		49,096,970
Other Assets, Less Liabilities—1.09%		542,991

NET ASSETS—100.00%		$49,639,961

GO	- General Obligation
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding
ST	- Special Tax

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2012

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.98%

BIOTECHNOLOGY—63.17%
Acorda Therapeutics Inc.(a)	318,105	$7,494,554
Affymax Inc.(a)(b)	344,234	4,433,734
Alexion Pharmaceuticals Inc.(a)(b)	1,618,635	160,730,456
Alnylam Pharmaceuticals Inc.(a)(b)	426,627	4,978,737
AMAG Pharmaceuticals Inc.(a)	177,716	2,736,826
Amarin Corp. PLC ADR(a)(b)	869,227	12,569,022
Amgen Inc.	1,972,641	144,081,699
Amylin Pharmaceuticals Inc.(a)	619,345	17,484,109
Arena Pharmaceuticals Inc.(a)(b)	1,257,503	12,549,880
ARIAD Pharmaceuticals Inc.(a)(b)	1,313,283	22,601,600
ArQule Inc.(a)	348,941	2,069,220
Astex Pharmaceuticals Inc.(a)(b)	782,340	1,635,091
BioCryst Pharmaceuticals Inc.(a)(b)	384,460	1,530,151
Biogen Idec Inc.(a)	745,517	107,637,744
Celgene Corp.(a)	1,552,009	99,576,897
Celldex Therapeutics Inc.(a)	482,767	2,505,561
Cubist Pharmaceuticals Inc.(a)(b)	600,461	22,763,477
Curis Inc.(a)(b)	621,364	3,355,366
Dendreon Corp.(a)(b)	1,262,382	9,341,627
Enzon Pharmaceuticals Inc.(a)(b)	505,189	3,470,648
Exelixis Inc.(a)(b)	1,586,886	8,775,480
Geron Corp.(a)(b)	1,337,582	2,300,641
Gilead Sciences Inc.(a)	2,119,273	108,676,319
GTx Inc.(a)	530,548	1,872,834
Halozyme Therapeutics Inc.(a)(b)	927,276	8,215,665
Human Genome Sciences Inc.(a)	865,290	11,361,258
Illumina Inc.(a)(b)	905,236	36,562,482
ImmunoGen Inc.(a)(b)	477,416	8,011,040
Immunomedics Inc.(a)(b)	634,892	2,266,564
Incyte Corp.(a)(b)	1,185,093	26,901,611
InterMune Inc.(a)(b)	810,250	9,682,488
Lexicon Pharmaceuticals Inc.(a)(b)	3,793,684	8,535,789
Life Technologies Corp.(a)	624,749	28,107,458
Ligand Pharmaceuticals Inc. Class B(a)(b)	176,865	2,996,093
Maxygen Inc.(a)	216,442	1,289,994
Medicines Co. (The)(a)	321,978	7,386,175
Momenta Pharmaceuticals Inc.(a)(b)	438,223	5,924,775
Myriad Genetics Inc.(a)(b)	644,996	15,331,555
Novavax Inc.(a)(b)	1,000,044	1,560,069
NPS Pharmaceuticals Inc.(a)(b)	635,431	5,471,061
Omeros Corp.(a)(b)	183,654	1,836,540
Oncothyreon Inc.(a)(b)	452,338	2,116,942
Pacific Biosciences of California Inc.(a)(b)	443,079	961,481
PDL BioPharma Inc.(b)	865,209	5,736,336
Regeneron Pharmaceuticals Inc.(a)(b)	1,105,927	126,318,982
Sangamo BioSciences Inc.(a)(b)	419,177	2,313,857
Seattle Genetics Inc.(a)(b)	893,358	22,682,360
Sequenom Inc.(a)(b)	960,466	3,899,492
Sinovac Biotech Ltd.(a)(b)	446,663	942,459
Spectrum Pharmaceuticals Inc.(a)(b)	500,387	7,786,022
Trius Therapeutics Inc.(a)(b)	304,857	1,755,976
United Therapeutics Corp.(a)	498,291	24,605,610
Vertex Pharmaceuticals Inc.(a)	1,629,032	91,095,469
Vical Inc.(a)(b)	711,658	2,561,969

		1,239,389,245

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2012

COMMERCIAL SERVICES—0.21%
AVEO Pharmaceuticals Inc.(a)	345,083	4,196,209

		4,196,209
HEALTH CARE—PRODUCTS—3.82%
Affymetrix Inc.(a)	511,160	2,397,341
Cerus Corp.(a)	440,635	1,462,908
Gen-Probe Inc.(a)	251,461	20,670,094
Genomic Health Inc.(a)(b)	255,318	8,527,621
Luminex Corp.(a)(b)	342,183	8,380,062
QIAGEN NV(a)(b)	1,141,146	19,057,138
TECHNE Corp.	195,644	14,516,785

		75,011,949
PHARMACEUTICALS—32.78%
Achillion Pharmaceuticals Inc.(a)(b)	576,424	3,573,829
Akorn Inc.(a)(b)	828,841	13,070,823
Alkermes PLC(a)(b)	921,253	15,633,663
Amicus Therapeutics Inc.(a)	352,271	1,937,491
Array BioPharma Inc.(a)	486,791	1,689,165
Auxilium Pharmaceuticals Inc.(a)	380,311	10,226,563
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,068,373	4,188,022
AVI BioPharma Inc.(a)(b)	1,122,855	702,907
BioMarin Pharmaceutical Inc.(a)(b)	1,142,017	45,201,033
Cadence Pharmaceuticals Inc.(a)(b)	682,791	2,437,564
Cytori Therapeutics Inc.(a)(b)	461,725	1,246,658
Depomed Inc.(a)(b)	393,832	2,240,904
Dyax Corp.(a)(b)	908,906	1,935,970
Endo Health Solutions Inc.(a)	460,912	14,279,054
Endocyte Inc.(a)(b)	268,997	2,211,155
Grifols SA ADR(a)	1,326,887	12,738,115
Hi-Tech Pharmacal Co. Inc.(a)	108,912	3,528,749
Idenix Pharmaceuticals Inc.(a)(b)	809,305	8,335,841
Impax Laboratories Inc.(a)	616,042	12,487,171
Infinity Pharmaceuticals Inc.(a)(b)	198,936	2,697,572
Ironwood Pharmaceuticals Inc. Class A(a)	592,106	8,159,221
Isis Pharmaceuticals Inc.(a)(b)	786,089	9,433,068
Jazz Pharmaceuticals PLC(a)	401,362	18,065,304
MannKind Corp.(a)(b)	1,553,625	3,557,801
MAP Pharmaceuticals Inc.(a)(b)	242,063	3,626,104
Medivation Inc.(a)(b)	297,210	27,164,994
Mylan Inc.(a)	2,423,951	51,799,833
Nektar Therapeutics(a)(b)	1,146,624	9,253,256
Neurocrine Biosciences Inc.(a)	294,429	2,328,933
Obagi Medical Products Inc.(a)	160,826	2,455,813
Onyx Pharmaceuticals Inc.(a)(b)	713,857	47,435,798
Optimer Pharmaceuticals Inc.(a)(b)	374,302	5,809,167
Orexigen Therapeutics Inc.(a)	526,621	2,917,480
Osiris Therapeutics Inc.(a)(b)	279,895	3,070,448
Pacira Pharmaceuticals Inc.(a)(b)	237,824	3,814,697
Pain Therapeutics Inc.(a)	293,103	1,374,653
Perrigo Co.(b)	738,300	87,067,719
Progenics Pharmaceuticals Inc.(a)	306,849	3,000,983
QLT Inc.(a)(b)	341,728	2,603,967
Questcor Pharmaceuticals Inc.(a)(b)	571,819	30,443,644
Raptor Pharmaceutical Corp.(a)(b)	393,887	2,201,828
Rigel Pharmaceuticals Inc.(a)	622,331	5,787,678
Sagent Pharmaceuticals Inc.(a)(b)	217,012	3,923,577
Salix Pharmaceuticals Ltd.(a)(b)	516,134	28,098,335
Santarus Inc.(a)	554,001	3,927,867

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2012

Savient Pharmaceuticals Inc.(a)(b)	554,956	299,732
SciClone Pharmaceuticals Inc.(a)(b)	416,132	2,917,085
Shire PLC SP ADR	365,552	31,580,037
SIGA Technologies Inc.(a)(b)	448,998	1,288,624
Synta Pharmaceuticals Corp.(a)(b)	489,675	2,678,522
Targacept Inc.(a)(b)	281,667	1,211,168
Theravance Inc.(a)(b)	828,946	18,419,180
Vanda Pharmaceuticals Inc.(a)(b)	228,409	1,005,000
ViroPharma Inc.(a)(b)	546,395	12,949,561
VIVUS Inc.(a)(b)	663,468	18,935,377
Warner Chilcott PLC Class A(a)	1,246,603	22,339,126
XenoPort Inc.(a)(b)	294,813	1,780,671

		643,088,500

TOTAL COMMON STOCKS
(Cost: $2,148,794,520)		1,961,685,903

SHORT-TERM INVESTMENTS—17.87%

MONEY MARKET FUNDS—17.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	326,531,723	326,531,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	23,049,293	23,049,293
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,110,392	1,110,392

		350,691,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $350,691,408)		350,691,408

TOTAL INVESTMENTS IN SECURITIES—117.85%
(Cost: $2,499,485,928)		2,312,377,311
Other Assets, Less Liabilities—(17.85)%		(350,201,810)

NET ASSETS—100.00%		$1,962,175,501

ADR	- American Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—2.06%
Boeing Co. (The)	3,124	$232,113
General Dynamics Corp.	1,325	87,397
Lockheed Martin Corp.	1,087	94,656
Northrop Grumman Corp.	1,049	66,916
Raytheon Co.	1,388	78,547
United Technologies Corp.	3,800	287,014

		846,643
AGRICULTURE—2.58%
Altria Group Inc.	8,485	293,157
Archer-Daniels-Midland Co.	2,746	81,062
Philip Morris International Inc.	7,116	620,942
Reynolds American Inc.	1,373	61,606

		1,056,767
APPAREL—0.49%
Coach Inc.	1,198	70,059
Nike Inc. Class B	1,508	132,372

		202,431
AUTO MANUFACTURERS—0.52%
Ford Motor Co.	15,640	149,987
General Motors Co.(a)	3,187	62,848

		212,835
AUTO PARTS & EQUIPMENT—0.19%
Johnson Controls Inc.	2,836	78,586

		78,586
BANKS—7.45%
Bank of America Corp.	44,954	367,724
Bank of New York Mellon Corp. (The)	4,972	109,135
BB&T Corp.	2,913	89,866
Capital One Financial Corp.	2,419	132,223
Citigroup Inc.	12,230	335,224
Goldman Sachs Group Inc. (The)	2,051	196,609
J.P. Morgan Chase & Co.	15,881	567,428
Morgan Stanley	6,423	93,712
PNC Financial Services Group Inc. (The)(b)	2,204	134,686
State Street Corp.	2,037	90,932
U.S. Bancorp	7,897	253,967
Wells Fargo & Co.	20,440	683,514

		3,055,020
BEVERAGES—2.67%
Coca-Cola Co. (The)	8,104	633,652
PepsiCo Inc.	6,525	461,056

		1,094,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

BIOTECHNOLOGY—1.61%
Amgen Inc.	3,241	236,723
Biogen Idec Inc.(a)	999	144,236
Celgene Corp.(a)	1,835	117,733
Gilead Sciences Inc.(a)	3,157	161,891

		660,583
CHEMICALS—2.29%
Air Products and Chemicals Inc.	886	71,527
Dow Chemical Co. (The)	4,983	156,964
E.I. du Pont de Nemours and Co.	3,906	197,526
Ecolab Inc.	1,083	74,218
LyondellBasell Industries NV Class A	1,347	54,244
Monsanto Co.	2,224	184,103
Mosaic Co. (The)	1,234	67,574
Praxair Inc.	1,245	135,369

		941,525
COMMERCIAL SERVICES—0.75%
Automatic Data Processing Inc.	2,039	113,491
MasterCard Inc. Class A	452	194,409

		307,900
COMPUTERS—9.44%
Accenture PLC Class A	2,684	161,281
Apple Inc.(a)	3,901	2,278,184
Cognizant Technology Solutions Corp. Class A(a)	1,268	76,080
Dell Inc.(a)	6,147	76,960
EMC Corp.(a)	8,752	224,314
Hewlett-Packard Co.	8,243	165,767
International Business Machines Corp.	4,548	889,498

		3,872,084
COSMETICS & PERSONAL CARE—2.34%
Colgate-Palmolive Co.	1,990	207,159
Estee Lauder Companies Inc. (The) Class A	965	52,226
Procter & Gamble Co. (The)	11,431	700,149

		959,534
DIVERSIFIED FINANCIAL SERVICES—2.13%
American Express Co.	4,174	242,969
BlackRock Inc.(b)	531	90,174
Charles Schwab Corp. (The)	4,505	58,250
CME Group Inc.	277	74,266
Discover Financial Services	2,210	76,422
Franklin Resources Inc.	580	64,374
Visa Inc. Class A	2,179	269,390

		875,845
ELECTRIC—2.79%
American Electric Power Co. Inc.	2,020	80,598
Consolidated Edison Inc.	1,220	75,872
Dominion Resources Inc.	2,383	128,682
Duke Energy Corp.	8,804	203,020
Exelon Corp.	3,554	133,701

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

FirstEnergy Corp.	1,744	85,787
NextEra Energy Inc.	1,739	119,661
PG&E Corp.	1,760	79,675
Public Service Enterprise Group Inc.	2,109	68,543
Southern Co. (The)	3,621	167,652

		1,143,191
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Emerson Electric Co.	3,058	142,442

		142,442
ELECTRONICS—0.88%
Honeywell International Inc.	3,248	181,368
Thermo Fisher Scientific Inc.	1,531	79,474
Tyco International Ltd.	1,930	102,001

		362,843
ENVIRONMENTAL CONTROL—0.16%
Waste Management Inc.	1,930	64,462

		64,462
FOOD—1.25%
General Mills Inc.	2,699	104,019
Kellogg Co.	1,012	49,922
Kraft Foods Inc. Class A	7,392	285,479
Sysco Corp.	2,439	72,707

		512,127
HEALTH CARE - PRODUCTS—1.52%
Baxter International Inc.	2,295	121,979
Becton, Dickinson and Co.	850	63,538
Covidien PLC	2,011	107,588
Intuitive Surgical Inc.(a)	166	91,929
Medtronic Inc.	4,324	167,469
Stryker Corp.	1,298	71,520

		624,023
HEALTH CARE - SERVICES—0.97%
Aetna Inc.	1,456	56,449
UnitedHealth Group Inc.	4,325	253,013
WellPoint Inc.	1,379	87,966

		397,428
HOUSEHOLD PRODUCTS & WARES—0.33%
Kimberly-Clark Corp.	1,635	136,964

		136,964
INSURANCE—3.61%
ACE Ltd.	1,412	104,672
Aflac Inc.	1,950	83,050
Allstate Corp. (The)	2,055	72,110
American International Group Inc.(a)	2,688	86,258
Berkshire Hathaway Inc. Class B(a)	7,430	619,142
Chubb Corp. (The)	1,125	81,923
Loews Corp.	1,301	53,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

Marsh & McLennan Companies Inc.	2,275	73,323
MetLife Inc.	3,547	109,425
Prudential Financial Inc.	1,947	94,293
Travelers Companies Inc. (The)	1,622	103,548

		1,480,968
INTERNET—3.53%
Amazon.com Inc.(a)	1,509	344,580
eBay Inc.(a)	4,827	202,782
Facebook Inc.(a)	1,766	54,958
Google Inc. Class A(a)	1,080	626,476
Priceline.com Inc.(a)	208	138,220
Yahoo! Inc.(a)	5,080	80,416

		1,447,432
LEISURE TIME—0.14%
Carnival Corp.	1,740	59,630

		59,630
LODGING—0.18%
Las Vegas Sands Corp.	1,655	71,976

		71,976
MACHINERY—1.08%
Caterpillar Inc.	2,720	230,955
Cummins Inc.	801	77,625
Deere & Co.	1,658	134,083

		442,663
MANUFACTURING—3.41%
3M Co.	2,893	259,213
Danaher Corp.	2,419	125,981
General Electric Co.	44,200	921,128
Illinois Tool Works Inc.	1,775	93,880

		1,400,202
MEDIA—3.77%
CBS Corp. Class B NVS	2,702	88,572
Comcast Corp. Class A	11,201	358,096
DIRECTV Class A(a)	2,731	133,327
News Corp. Class A NVS	8,732	194,636
Thomson Reuters Corp.	1,547	44,012
Time Warner Cable Inc.	1,303	106,976
Time Warner Inc.	4,002	154,077
Viacom Inc. Class B NVS	2,201	103,491
Walt Disney Co. (The)	7,455	361,568

		1,544,755
METAL FABRICATE & HARDWARE—0.24%
Precision Castparts Corp.	606	99,681

		99,681
MINING—0.62%
Freeport-McMoRan Copper & Gold Inc.	3,957	134,815
Newmont Mining Corp.	2,045	99,203

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

Southern Copper Corp.	685	21,584

		255,602
OIL & GAS—9.31%
Anadarko Petroleum Corp.	2,083	137,895
Apache Corp.	1,630	143,261
Chevron Corp.	8,230	868,265
ConocoPhillips	5,272	294,599
Devon Energy Corp.	1,686	97,771
EOG Resources Inc.	1,124	101,284
Exxon Mobil Corp.	19,506	1,669,128
Hess Corp.	1,276	55,442
Marathon Oil Corp.	2,954	75,534
Occidental Petroleum Corp.	3,381	289,988
Phillips 66(a)	2,607	86,657

		3,819,824
OIL & GAS SERVICES—1.61%
Baker Hughes Inc.	1,826	75,049
Halliburton Co.	3,848	109,245
National Oilwell Varco Inc.	1,777	114,510
Schlumberger Ltd.	5,562	361,029

		659,833
PHARMACEUTICALS—8.14%
Abbott Laboratories	6,564	423,181
Allergan Inc.	1,265	117,101
Bristol-Myers Squibb Co.	7,041	253,124
Cardinal Health Inc.	1,443	60,606
Eli Lilly and Co.	4,273	183,354
Express Scripts Holding Co.(a)	3,358	187,477
Johnson & Johnson	11,457	774,035
McKesson Corp.	981	91,969
Merck & Co. Inc.	12,690	529,808
Pfizer Inc.	31,239	718,497

		3,339,152
PIPELINES—0.54%
Kinder Morgan Inc.	2,048	65,987
Spectra Energy Corp.	2,720	79,043
Williams Companies Inc. (The)	2,607	75,134

		220,164
REAL ESTATE INVESTMENT TRUSTS—1.16%
American Tower Corp.	1,645	115,002
Equity Residential	1,252	78,075
Public Storage	594	85,779
Simon Property Group Inc.	1,264	196,754

		475,610
RETAIL—6.00%
Costco Wholesale Corp.	1,806	171,570
CVS Caremark Corp.	5,343	249,678
Home Depot Inc. (The)	6,384	338,288
Lowe’s Companies Inc.	4,998	142,143
McDonald’s Corp.	4,239	375,279
Starbucks Corp.	3,162	168,598

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

Target Corp.	2,756	160,372
TJX Companies Inc. (The)	3,088	132,568
Wal-Mart Stores Inc.	7,052	491,666
Walgreen Co.	3,597	106,399
Yum! Brands Inc.	1,920	123,686

		2,460,247
SEMICONDUCTORS—2.86%
Broadcom Corp. Class A(a)	2,297	77,638
Intel Corp.	20,989	559,357
QUALCOMM Inc.	7,151	398,168
Texas Instruments Inc.	4,771	136,880

		1,172,043
SOFTWARE—3.94%
Adobe Systems Inc.(a)	2,069	66,973
Microsoft Corp.	31,400	960,526
Oracle Corp.	15,941	473,448
Salesforce.com Inc.(a)	578	79,914
VMware Inc. Class A(a)	370	33,685

		1,614,546
TELECOMMUNICATIONS—4.94%
AT&T Inc.	24,459	872,208
CenturyLink Inc.	2,590	102,279
Cisco Systems Inc.	22,347	383,698
Corning Inc.	6,327	81,808
Motorola Solutions Inc.	1,225	58,935
Verizon Communications Inc.	11,853	526,747

		2,025,675
TRANSPORTATION—1.92%
CSX Corp.	4,332	96,864
FedEx Corp.	1,315	120,467
Norfolk Southern Corp.	1,358	97,464
Union Pacific Corp.	1,985	236,830
United Parcel Service Inc. Class B	3,020	237,855

		789,480

TOTAL COMMON STOCKS
(Cost: $43,395,789)		40,927,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2012

SHORT-TERM INVESTMENTS—0.92%

MONEY MARKET FUNDS—0.92%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	378,316	378,316

		378,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $378,316)		378,316

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $43,774,105)		41,305,740
Other Assets, Less Liabilities—(0.69)%		(283,041)

NET ASSETS—100.00%		$41,022,699

NVS        - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.82%
Boeing Co. (The)	46,265	$3,437,490
Lockheed Martin Corp.	15,888	1,383,527
United Technologies Corp.	62,336	4,708,238

		9,529,255
AGRICULTURE—3.97%
Altria Group Inc.	108,006	3,731,607
Philip Morris International Inc.	107,210	9,355,145
Reynolds American Inc.	7,597	340,877

		13,427,629
APPAREL—0.98%
Coach Inc.	19,641	1,148,606
Nike Inc. Class B	24,737	2,171,414

		3,320,020
BEVERAGES—5.30%
Coca-Cola Co. (The)	132,857	10,388,089
PepsiCo Inc.	106,974	7,558,783

		17,946,872
BIOTECHNOLOGY—3.20%
Amgen Inc.	53,195	3,885,363
Biogen Idec Inc.(a)	16,386	2,365,811
Celgene Corp.(a)	30,130	1,933,141
Gilead Sciences Inc.(a)	51,801	2,656,355

		10,840,670
CHEMICALS—2.89%
E.I. du Pont de Nemours and Co.	64,093	3,241,183
Ecolab Inc.	17,787	1,218,943
LyondellBasell Industries NV Class A	1,601	64,472
Monsanto Co.	36,487	3,020,394
Praxair Inc.	20,430	2,221,354

		9,766,346
COMMERCIAL SERVICES—1.49%
Automatic Data Processing Inc.	33,454	1,862,050
MasterCard Inc. Class A	7,417	3,190,126

		5,052,176
COMPUTERS—17.59%
Accenture PLC Class A	44,040	2,646,363
Apple Inc.(a)	63,958	37,351,472
Cognizant Technology Solutions Corp. Class A(a)	20,827	1,249,620
EMC Corp.(a)	143,619	3,680,955
International Business Machines Corp.	74,558	14,582,054

		59,510,464

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2012

COSMETICS & PERSONAL CARE—1.42%
Colgate-Palmolive Co.	29,934	3,116,129
Estee Lauder Companies Inc. (The) Class A	15,738	851,741
Procter & Gamble Co. (The)	13,674	837,532

		4,805,402
DIVERSIFIED FINANCIAL SERVICES—2.37%
American Express Co.	44,038	2,563,452
BlackRock Inc.(b)	4,656	790,682
Franklin Resources Inc.	2,193	243,401
Visa Inc. Class A	35,744	4,419,031

		8,016,566
ELECTRICAL COMPONENTS & EQUIPMENT—0.58%
Emerson Electric Co.	42,200	1,965,676

		1,965,676
ELECTRONICS—0.88%
Honeywell International Inc.	53,296	2,976,049

		2,976,049
FOOD—0.88%
General Mills Inc.	34,668	1,336,105
Kellogg Co.	15,604	769,745
Kraft Foods Inc. Class A	6,329	244,426
Sysco Corp.	21,133	629,975

		2,980,251
HEALTH CARE - PRODUCTS—1.60%
Baxter International Inc.	34,460	1,831,549
Becton, Dickinson and Co.	12,894	963,826
Covidien PLC	1,723	92,181
Intuitive Surgical Inc.(a)	2,716	1,504,094
Medtronic Inc.	4,277	165,648
Stryker Corp.	15,625	860,937

		5,418,235
HEALTH CARE - SERVICES—0.03%
WellPoint Inc.	1,404	89,561

		89,561
HOUSEHOLD PRODUCTS & WARES—0.59%
Kimberly-Clark Corp.	23,978	2,008,637

		2,008,637
INSURANCE—0.50%
Marsh & McLennan Companies Inc.	29,594	953,814
Travelers Companies Inc. (The)	11,533	736,267

		1,690,081
INTERNET—6.62%
Amazon.com Inc.(a)	24,745	5,650,521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2012

eBay Inc.(a)	79,223	3,328,158
Facebook Inc.(a)	28,811	896,598
Google Inc. Class A(a)	17,706	10,270,720
Priceline.com Inc.(a)	3,406	2,263,355

		22,409,352
LODGING—0.35%
Las Vegas Sands Corp.	27,181	1,182,102

		1,182,102
MACHINERY—2.15%
Caterpillar Inc.	44,631	3,789,618
Cummins Inc.	13,136	1,273,010
Deere & Co.	27,205	2,200,068

		7,262,696
MANUFACTURING—1.77%
3M Co.	42,667	3,822,963
Danaher Corp.	13,560	706,205
Illinois Tool Works Inc.	27,494	1,454,158

		5,983,326
MEDIA—3.54%
CBS Corp. Class B NVS	7,563	247,915
Comcast Corp. Class A	87,432	2,795,201
DIRECTV Class A(a)	44,802	2,187,234
News Corp. Class A NVS	49,288	1,098,630
Time Warner Cable Inc.	21,375	1,754,887
Viacom Inc. Class B NVS	36,103	1,697,563
Walt Disney Co. (The)	44,990	2,182,015

		11,963,445
METAL FABRICATE & HARDWARE—0.48%
Precision Castparts Corp.	9,939	1,634,866

		1,634,866
MINING—0.08%
Southern Copper Corp.	8,256	260,147

		260,147
OIL & GAS—0.49%
EOG Resources Inc.	18,440	1,661,628

		1,661,628
OIL & GAS SERVICES—2.05%
Halliburton Co.	20,147	571,973
National Oilwell Varco Inc.	6,676	430,201
Schlumberger Ltd.	91,214	5,920,701

		6,922,875
PHARMACEUTICALS—6.31%
Abbott Laboratories	102,023	6,577,423
Allergan Inc.	20,759	1,921,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2012

Bristol-Myers Squibb Co.	104,904	3,771,299
Cardinal Health Inc.	12,734	534,828
Eli Lilly and Co.	25,512	1,094,720
Express Scripts Holding Co.(a)	55,095	3,075,954
Johnson & Johnson	42,267	2,855,558
McKesson Corp.	16,101	1,509,469

		21,340,911
PIPELINES—0.68%
Kinder Morgan Inc.	33,418	1,076,728
Williams Companies Inc. (The)	42,795	1,233,352

		2,310,080
REAL ESTATE INVESTMENT TRUSTS—1.81%
American Tower Corp.	26,990	1,886,871
Equity Residential	1,625	101,335
Public Storage	9,759	1,409,297
Simon Property Group Inc.	17,441	2,714,866

		6,112,369
RETAIL—8.61%
Costco Wholesale Corp.	29,634	2,815,230
CVS Caremark Corp.	17,695	826,887
Home Depot Inc. (The)	104,696	5,547,841
Lowe’s Companies Inc.	10,785	306,726
McDonald’s Corp.	69,511	6,153,809
Starbucks Corp.	51,881	2,766,295
Target Corp.	2,538	147,686
TJX Companies Inc. (The)	50,681	2,175,735
Wal-Mart Stores Inc.	91,212	6,359,301
Yum! Brands Inc.	31,502	2,029,359

		29,128,869
SEMICONDUCTORS—4.62%
Broadcom Corp. Class A(a)	23,415	791,427
Intel Corp.	255,679	6,813,845
QUALCOMM Inc.	117,255	6,528,758
Texas Instruments Inc.	52,601	1,509,123

		15,643,153
SOFTWARE—7.68%
Adobe Systems Inc.(a)	19,462	629,985
Microsoft Corp.	514,852	15,749,323
Oracle Corp.	261,346	7,761,976
Salesforce.com Inc.(a)	9,489	1,311,949
VMware Inc. Class A(a)	6,028	548,789

		26,002,022
TELECOMMUNICATIONS—2.84%
Motorola Solutions Inc.	19,977	961,093
Verizon Communications Inc.	194,325	8,635,803

		9,596,896
TRANSPORTATION—2.66%
CSX Corp.	48,044	1,074,264
FedEx Corp.	1,361	124,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2012

Union Pacific Corp.	32,573	3,886,285
United Parcel Service Inc. Class B	49,550	3,902,558

		8,987,788

TOTAL COMMON STOCKS
(Cost: $310,924,607)		337,746,415

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	1,614,786	1,614,786

		1,614,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,614,786)		1,614,786

TOTAL INVESTMENTS IN SECURITIES—100.31%
(Cost: $312,539,393)		339,361,201
Other Assets, Less Liabilities—(0.31)%		(1,054,288)

NET ASSETS—100.00%		$338,306,913

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.79%

AEROSPACE & DEFENSE—1.30%
Boeing Co. (The)	1,008	$74,894
General Dynamics Corp.	4,408	290,752
Lockheed Martin Corp.	390	33,961
Northrop Grumman Corp.	3,487	222,436
Raytheon Co.	4,625	261,729

		883,772
AGRICULTURE—1.17%
Altria Group Inc.	6,320	218,356
Archer-Daniels-Midland Co.	9,137	269,724
Philip Morris International Inc.	1,913	166,929
Reynolds American Inc.	3,023	135,642

		790,651
AUTO MANUFACTURERS—1.04%
Ford Motor Co.	52,047	499,131
General Motors Co.(a)	10,610	209,229

		708,360
AUTO PARTS & EQUIPMENT—0.39%
Johnson Controls Inc.	9,438	261,527

		261,527
BANKS—15.00%
Bank of America Corp.	149,506	1,222,959
Bank of New York Mellon Corp. (The)	16,548	363,229
BB&T Corp.	9,693	299,029
Capital One Financial Corp.	8,052	440,122
Citigroup Inc.	40,678	1,114,984
Goldman Sachs Group Inc. (The)	6,825	654,244
J.P. Morgan Chase & Co.	52,809	1,886,866
Morgan Stanley	21,376	311,876
PNC Financial Services Group Inc. (The)(b)	7,336	448,303
State Street Corp.	6,779	302,614
U.S. Bancorp	26,279	845,133
Wells Fargo & Co.	67,969	2,272,883

		10,162,242
CHEMICALS—1.70%
Air Products and Chemicals Inc.	2,931	236,619
Dow Chemical Co. (The)	16,584	522,396
LyondellBasell Industries NV Class A	4,136	166,557
Mosaic Co. (The)	4,109	225,009

		1,150,581
COMPUTERS—1.19%
Dell Inc.(a)	20,456	256,109
Hewlett-Packard Co.	27,433	551,678

		807,787

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2012

COSMETICS & PERSONAL CARE—3.27%
Colgate-Palmolive Co.	547	56,943
Procter & Gamble Co. (The)	35,238	2,158,327

		2,215,270
DIVERSIFIED FINANCIAL SERVICES—1.90%
American Express Co.	4,960	288,722
BlackRock Inc.(b)	821	139,422
Charles Schwab Corp. (The)	14,936	193,123
CME Group Inc.	922	247,197
Discover Financial Services	7,358	254,440
Franklin Resources Inc.	1,485	164,820

		1,287,724
ELECTRIC—5.61%
American Electric Power Co. Inc.	6,720	268,128
Consolidated Edison Inc.	4,064	252,740
Dominion Resources Inc.	7,929	428,166
Duke Energy Corp.(a)	29,291	675,450
Exelon Corp.	11,826	444,894
FirstEnergy Corp.	5,803	285,450
NextEra Energy Inc.	5,787	398,203
PG&E Corp.	5,860	265,282
Public Service Enterprise Group Inc.	7,011	227,858
Southern Co. (The)	12,052	558,008

		3,804,179
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Emerson Electric Co.	1,626	75,739

		75,739
ELECTRONICS—0.89%
Thermo Fisher Scientific Inc.	5,096	264,533
Tyco International Ltd.	6,422	339,403

		603,936
ENVIRONMENTAL CONTROL—0.32%
Waste Management Inc.	6,418	214,361

		214,361
FOOD—1.62%
General Mills Inc.	1,948	75,076
Kellogg Co.	191	9,422
Kraft Foods Inc. Class A	23,318	900,541
Sysco Corp.	3,835	114,321

		1,099,360
HEALTH CARE - PRODUCTS—1.44%
Baxter International Inc.	642	34,122
Becton, Dickinson and Co.	189	14,128
Covidien PLC	6,350	339,725
Medtronic Inc.	13,512	523,320
Stryker Corp.	1,139	62,759

		974,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2012

HEALTH CARE - SERVICES—1.92%
Aetna Inc.	4,815	186,678
UnitedHealth Group Inc.	14,393	841,990
WellPoint Inc.	4,306	274,680

		1,303,348
HOUSEHOLD PRODUCTS & WARES—0.07%
Kimberly-Clark Corp.	573	48,000

		48,000
INSURANCE—6.76%
ACE Ltd.	4,700	348,411
Aflac Inc.	6,488	276,324
Allstate Corp. (The)	6,804	238,752
American International Group Inc.(a)	8,945	287,045
Berkshire Hathaway Inc. Class B(a)	24,706	2,058,751
Chubb Corp. (The)	3,746	272,784
Loews Corp.	4,321	176,772
Marsh & McLennan Companies Inc.	1,580	50,923
MetLife Inc.	11,803	364,123
Prudential Financial Inc.	6,481	313,875
Travelers Companies Inc. (The)	3,051	194,776

		4,582,536
INTERNET—0.39%
Yahoo! Inc.(a)	16,909	267,670

		267,670
LEISURE TIME—0.29%
Carnival Corp.	5,760	197,395

		197,395
MANUFACTURING—5.08%
3M Co.	973	87,181
Danaher Corp.	5,308	276,441
General Electric Co.	146,985	3,063,167
Illinois Tool Works Inc.	338	17,877

		3,444,666
MEDIA—4.00%
CBS Corp. Class B NVS	7,462	244,604
Comcast Corp. Class A	19,522	624,118
News Corp. Class A NVS	19,064	424,937
Thomson Reuters Corp.	5,151	146,546
Time Warner Inc.	13,318	512,743
Walt Disney Co. (The)	15,672	760,092

		2,713,040
MINING—1.18%
Freeport-McMoRan Copper & Gold Inc.	13,168	448,634
Newmont Mining Corp.	6,807	330,207
Southern Copper Corp.	562	17,709

		796,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2012

OIL & GAS—18.25%
Anadarko Petroleum Corp.	6,931	458,832
Apache Corp.	5,423	476,627
Chevron Corp.	27,367	2,887,219
ConocoPhillips	17,543	980,303
Devon Energy Corp.	5,611	325,382
Exxon Mobil Corp.	64,871	5,551,012
Hess Corp.	4,213	183,055
Marathon Oil Corp.	9,785	250,202
Occidental Petroleum Corp.	11,253	965,170
Phillips 66(a)	8,675	288,357

		12,366,159
OIL & GAS SERVICES—1.17%
Baker Hughes Inc.	6,082	249,970
Halliburton Co.	8,719	247,532
National Oilwell Varco Inc.	4,565	294,169

		791,671
PHARMACEUTICALS—10.00%
Abbott Laboratories	1,134	73,109
Bristol-Myers Squibb Co.	2,156	77,508
Cardinal Health Inc.	2,212	92,904
Eli Lilly and Co.	9,041	387,949
Johnson & Johnson	29,528	1,994,912
Merck & Co. Inc.	42,195	1,761,641
Pfizer Inc.	103,881	2,389,263

		6,777,286
PIPELINES—0.39%
Spectra Energy Corp.	9,057	263,196

		263,196
REAL ESTATE INVESTMENT TRUSTS—0.51%
Equity Residential	3,839	239,400
Simon Property Group Inc.	670	104,292

		343,692
RETAIL—3.36%
CVS Caremark Corp.	14,188	663,005
Lowe’s Companies Inc.	14,455	411,100
Target Corp.	8,660	503,925
Wal-Mart Stores Inc.	4,948	344,975
Walgreen Co.	11,970	354,073

		2,277,078
SEMICONDUCTORS—1.07%
Broadcom Corp. Class A(a)	2,893	97,783
Intel Corp.	17,938	478,048
Texas Instruments Inc.	5,193	148,987

		724,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2012

SOFTWARE—0.14%
Adobe Systems Inc.(a)	2,926	94,715

		94,715
TELECOMMUNICATIONS—7.07%
AT&T Inc.	81,336	2,900,442
CenturyLink Inc.	8,619	340,364
Cisco Systems Inc.	74,316	1,276,006
Corning Inc.	21,056	272,254

		4,789,066
TRANSPORTATION—1.19%
CSX Corp.	4,641	103,773
FedEx Corp.	4,100	375,601
Norfolk Southern Corp.	4,520	324,400

		803,774

TOTAL COMMON STOCKS
(Cost: $72,125,363)		67,624,203
SHORT-TERM INVESTMENTS—0.75%

MONEY MARKET FUNDS—0.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	507,984	507,984

		507,984

TOTAL SHORT-TERM INVESTMENTS
(Cost: $507,984)		507,984

TOTAL INVESTMENTS IN SECURITIES—100.54%
(Cost: $72,633,347)		68,132,187
Other Assets, Less Liabilities—(0.54)%		(367,713)

NET ASSETS—100.00%		$67,764,474

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.15%
Clear Channel Outdoor Holdings Inc. Class A(a)	18,435	$110,979
Interpublic Group of Companies Inc. (The)	200,263	2,172,853
Lamar Advertising Co. Class A(a)(b)	35,633	1,019,104
Omnicom Group Inc.	124,477	6,049,582

		9,352,518
AEROSPACE & DEFENSE—1.82%
Alliant Techsystems Inc.	15,102	763,708
BE Aerospace Inc.(a)(b)	44,457	1,940,993
Boeing Co. (The)	341,121	25,345,290
Exelis Inc.	83,293	821,269
General Dynamics Corp.	145,085	9,569,807
Goodrich Corp.	57,439	7,289,009
L-3 Communications Holdings Inc.	44,055	3,260,511
Lockheed Martin Corp.	119,049	10,366,787
Northrop Grumman Corp.	114,848	7,326,154
Raytheon Co.	151,256	8,559,577
Rockwell Collins Inc.	66,201	3,267,019
Spirit AeroSystems Holdings Inc. Class A(a)(b)	52,846	1,259,320
TransDigm Group Inc.(a)(b)	23,545	3,162,093
Triumph Group Inc.	22,976	1,292,859
United Technologies Corp.	415,024	31,346,763

		115,571,159
AGRICULTURE—2.01%
Altria Group Inc.	926,643	32,015,516
Archer-Daniels-Midland Co.	300,737	8,877,756
Bunge Ltd.(b)	66,603	4,178,672
Lorillard Inc.	59,608	7,865,275
Philip Morris International Inc.	776,654	67,770,828
Reynolds American Inc.	150,318	6,744,769

		127,452,816
AIRLINES—0.20%
Copa Holdings SA Class A	14,681	1,210,889
Delta Air Lines Inc.(a)	385,256	4,218,553
Southwest Airlines Co.	350,375	3,230,457
United Continental Holdings Inc.(a)(b)	151,766	3,692,467

		12,352,366
APPAREL—0.60%
Carter’s Inc.(a)	22,349	1,175,557
Coach Inc.	131,226	7,674,096
Deckers Outdoor Corp.(a)(b)	17,498	770,087
Hanesbrands Inc.(a)(b)	43,403	1,203,565
Michael Kors Holdings Ltd.(a)	39,031	1,633,057
Nike Inc. Class B	164,483	14,438,318
Ralph Lauren Corp.	28,137	3,940,868
Under Armour Inc. Class A(a)(b)	17,862	1,687,602
VF Corp.	40,199	5,364,557

		37,887,707

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

AUTO MANUFACTURERS—0.51%
Ford Motor Co.	1,707,947	16,379,212
General Motors Co.(a)(b)	349,962	6,901,251
Navistar International Corp.(a)(b)	27,898	791,466
Oshkosh Corp.(a)	41,062	860,249
PACCAR Inc.	162,859	6,382,444
Tesla Motors Inc.(a)(b)	30,283	947,555

		32,262,177
AUTO PARTS & EQUIPMENT—0.37%
Allison Transmission Holdings Inc.	12,625	221,695
BorgWarner Inc.(a)	52,553	3,446,951
Delphi Automotive PLC(a)(b)	150,407	3,835,379
Goodyear Tire & Rubber Co. (The)(a)	110,078	1,300,021
Johnson Controls Inc.	311,248	8,624,682
Lear Corp.	45,332	1,710,376
TRW Automotive Holdings Corp.(a)(b)	46,878	1,723,235
Visteon Corp.(a)	23,426	878,475
WABCO Holdings Inc.(a)	30,166	1,596,687

		23,337,501
BANKS—6.16%
Associated Banc-Corp	78,094	1,030,060
Bank of America Corp.	4,907,473	40,143,129
Bank of Hawaii Corp.	21,435	984,938
Bank of New York Mellon Corp. (The)	544,721	11,956,626
BB&T Corp.	318,546	9,827,144
BOK Financial Corp.	11,469	667,496
Capital One Financial Corp.	263,763	14,417,286
CapitalSource Inc.	104,732	703,799
CIT Group Inc.(a)	91,545	3,262,664
Citigroup Inc.	1,335,246	36,599,093
City National Corp.	21,056	1,022,900
Comerica Inc.	88,608	2,721,152
Commerce Bancshares Inc.	35,181	1,333,360
Cullen/Frost Bankers Inc.	24,029	1,381,427
East West Bancorp Inc.	67,551	1,584,746
Fifth Third Bancorp	416,744	5,584,370
First Citizens BancShares Inc. Class A	2,534	422,291
First Horizon National Corp.	118,629	1,026,141
First Republic Bank(a)(b)	46,971	1,578,226
Fulton Financial Corp.	89,788	896,982
Goldman Sachs Group Inc. (The)	223,766	21,450,209
Huntington Bancshares Inc.	393,538	2,518,643
J.P. Morgan Chase & Co.	1,733,439	61,935,775
KeyCorp	434,356	3,361,915
M&T Bank Corp.	57,142	4,718,215
Morgan Stanley	700,189	10,215,758
Northern Trust Corp.	98,952	4,553,771
PNC Financial Services Group Inc. (The)(c)	241,190	14,739,121
Popular Inc.(a)(b)	47,150	783,162
Regions Financial Corp.	642,649	4,337,881
Signature Bank(a)	22,426	1,367,313
State Street Corp.	223,140	9,960,970
SunTrust Banks Inc.	243,643	5,903,470
SVB Financial Group(a)	20,425	1,199,356
Synovus Financial Corp.	382,815	757,974
TCF Financial Corp.	71,659	822,645
U.S. Bancorp	862,549	27,739,576
Valley National Bancorp	87,807	930,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Wells Fargo & Co.	2,233,635	74,692,754
Zions Bancorp	82,825	1,608,461

		390,741,553
BEVERAGES—2.32%
Beam Inc.	72,190	4,511,153
Brown-Forman Corp. Class B NVS	45,577	4,414,132
Coca-Cola Co. (The)	884,490	69,158,273
Coca-Cola Enterprises Inc.	137,590	3,858,024
Constellation Brands Inc. Class A(a)	73,411	1,986,502
Dr Pepper Snapple Group Inc.	96,707	4,230,931
Green Mountain Coffee Roasters Inc.(a)(b)	63,502	1,383,074
Molson Coors Brewing Co. Class B NVS	58,432	2,431,355
Monster Beverage Corp.(a)	65,138	4,637,826
PepsiCo Inc.	712,192	50,323,487

		146,934,757
BIOTECHNOLOGY—1.67%
Alexion Pharmaceuticals Inc.(a)(b)	87,886	8,727,080
Amgen Inc.	354,065	25,860,907
Amylin Pharmaceuticals Inc.(a)(b)	74,852	2,113,072
ARIAD Pharmaceuticals Inc.(a)	76,446	1,315,636
Bio-Rad Laboratories Inc. Class A(a)(b)	8,995	899,590
Biogen Idec Inc.(a)	109,409	15,796,471
Celgene Corp.(a)	200,993	12,895,711
Charles River Laboratories International Inc.(a)(b)	22,224	728,058
Gilead Sciences Inc.(a)	344,235	17,652,371
Human Genome Sciences Inc.(a)	92,648	1,216,468
Illumina Inc.(a)(b)	56,322	2,274,845
Incyte Corp.(a)	44,502	1,010,195
Life Technologies Corp.(a)(b)	81,512	3,667,225
Myriad Genetics Inc.(a)(b)	38,606	917,665
Regeneron Pharmaceuticals Inc.(a)(b)	35,394	4,042,703
United Therapeutics Corp.(a)(b)	23,347	1,152,875
Vertex Pharmaceuticals Inc.(a)(b)	95,579	5,344,778

		105,615,650
BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.	9,387	461,465
Fortune Brands Home & Security Inc.(a)(b)	74,265	1,653,882
Lennox International Inc.	24,062	1,122,011
Martin Marietta Materials Inc.	20,586	1,622,588
Masco Corp.	161,603	2,241,434
Owens Corning(a)(b)	56,278	1,606,174

		8,707,554
CHEMICALS—2.49%
Air Products and Chemicals Inc.	96,259	7,770,989
Airgas Inc.	31,329	2,631,949
Albemarle Corp.	40,106	2,391,922
Ashland Inc.	36,142	2,505,002
Cabot Corp.	29,509	1,201,016
Celanese Corp. Series A	71,388	2,471,453
CF Industries Holdings Inc.	29,757	5,765,121
Cytec Industries Inc.	20,620	1,209,157
Dow Chemical Co. (The)	543,879	17,132,189
E.I. du Pont de Nemours and Co.	426,653	21,575,842
Eastman Chemical Co.	62,559	3,151,097
Ecolab Inc.	118,758	8,138,486

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

FMC Corp.	62,591	3,347,367
Huntsman Corp.	86,861	1,123,981
International Flavors & Fragrances Inc.	36,681	2,010,119
Intrepid Potash Inc.(a)(b)	23,581	536,704
Kronos Worldwide Inc.(b)	9,755	154,031
LyondellBasell Industries NV Class A	147,269	5,930,523
Monsanto Co.	242,566	20,079,614
Mosaic Co. (The)	135,728	7,432,465
NewMarket Corp.	4,069	881,345
PPG Industries Inc.	69,545	7,380,115
Praxair Inc.	136,418	14,832,729
Rockwood Holdings Inc.	30,906	1,370,681
RPM International Inc.	59,767	1,625,662
Sherwin-Williams Co. (The)	39,645	5,247,016
Sigma-Aldrich Corp.	55,484	4,101,932
Solutia Inc.	54,983	1,542,273
Valspar Corp. (The)	41,709	2,189,305
W.R. Grace & Co.(a)	33,584	1,694,313
Westlake Chemical Corp.	9,098	475,462

		157,899,860
COAL—0.13%
Alpha Natural Resources Inc.(a)	103,663	902,905
CONSOL Energy Inc.	103,102	3,117,804
Peabody Energy Corp.	122,955	3,014,857
Walter Energy Inc.	28,376	1,253,084

		8,288,650
COMMERCIAL SERVICES—1.45%
Aaron’s Inc.	34,381	973,326
Alliance Data Systems Corp.(a)(b)	22,674	3,060,990
Apollo Group Inc. Class A(a)(b)	47,804	1,730,027
Automatic Data Processing Inc.	223,381	12,433,386
Booz Allen Hamilton Holding Corp.	10,532	160,929
CoreLogic Inc.(a)	49,512	906,565
Corrections Corp. of America	45,246	1,332,495
DeVry Inc.	31,056	961,804
Equifax Inc.	53,931	2,513,185
FleetCor Technologies Inc.(a)(b)	22,593	791,659
Gartner Inc.(a)(b)	42,191	1,816,323
Genpact Ltd.(a)(b)	56,714	943,154
Global Payments Inc.	36,622	1,583,169
H&R Block Inc.	132,550	2,118,149
Hertz Global Holdings Inc.(a)(b)	111,193	1,423,270
Iron Mountain Inc.	69,375	2,286,600
ITT Educational Services Inc.(a)(b)	10,462	635,567
KAR Auction Services Inc.(a)(b)	12,930	222,267
Lender Processing Services Inc.	38,937	984,327
Manpower Inc.	37,016	1,356,636
MasterCard Inc. Class A	49,377	21,237,541
Moody’s Corp.	88,229	3,224,770
Morningstar Inc.	10,963	634,100
Paychex Inc.	147,189	4,623,206
Quanta Services Inc.(a)(b)	93,977	2,262,026
R.R. Donnelley & Sons Co.(b)	84,688	996,778
Robert Half International Inc.	66,644	1,904,019
Rollins Inc.	29,756	665,642
SAIC Inc.	131,904	1,598,676
SEI Investments Co.	61,065	1,214,583
Service Corp. International	100,724	1,245,956
Total System Services Inc.	74,187	1,775,295

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Towers Watson & Co. Class A	27,945	1,673,906
United Rentals Inc.(a)	43,179	1,469,813
Vantiv Inc. Class A(a)	18,559	432,239
Verisk Analytics Inc. Class A(a)	67,396	3,319,927
Weight Watchers International Inc.(a)	12,397	639,189
Western Union Co.	279,835	4,712,421

		91,863,915
COMPUTERS—7.26%
Accenture PLC Class A	292,613	17,583,115
Apple Inc.(a)	426,033	248,803,272
Brocade Communications Systems Inc.(a)	212,640	1,048,315
Cadence Design Systems Inc.(a)(b)	122,514	1,346,429
Cognizant Technology Solutions Corp. Class A(a)	139,124	8,347,440
Computer Sciences Corp.	70,833	1,758,075
Dell Inc.(a)	673,309	8,429,829
Diebold Inc.	29,491	1,088,513
DST Systems Inc.	15,152	822,905
EMC Corp.(a)	956,213	24,507,739
Fortinet Inc.(a)(b)	60,214	1,398,169
Fusion-io Inc.(a)(b)	31,405	656,050
Hewlett-Packard Co.	899,006	18,079,011
IHS Inc. Class A(a)(b)	22,758	2,451,719
International Business Machines Corp.	496,811	97,166,295
Jack Henry & Associates Inc.	40,259	1,389,741
Lexmark International Inc. Class A	33,920	901,594
MICROS Systems Inc.(a)(b)	36,986	1,893,683
NCR Corp.(a)	71,449	1,624,036
NetApp Inc.(a)	165,729	5,273,497
Riverbed Technology Inc.(a)(b)	71,060	1,147,619
SanDisk Corp.(a)(b)	111,106	4,053,147
Synopsys Inc.(a)	66,998	1,971,751
Teradata Corp.(a)	76,852	5,534,113
Western Digital Corp.(a)	107,276	3,269,772

		460,545,829
COSMETICS & PERSONAL CARE—1.70%
Avon Products Inc.	196,104	3,178,846
Colgate-Palmolive Co.	217,143	22,604,586
Estee Lauder Companies Inc. (The) Class A	104,157	5,636,977
Procter & Gamble Co. (The)	1,249,170	76,511,662

		107,932,071
DISTRIBUTION & WHOLESALE—0.36%
Arrow Electronics Inc.(a)(b)	49,754	1,632,429
Fastenal Co.	133,920	5,398,315
Fossil Inc.(a)(b)	25,161	1,925,823
Genuine Parts Co.	71,659	4,317,455
Ingram Micro Inc. Class A(a)(b)	68,232	1,192,013
LKQ Corp.(a)(b)	66,592	2,224,173
MRC Global Inc.(a)	10,993	233,931
W.W. Grainger Inc.	26,505	5,068,816
WESCO International Inc.(a)(b)	19,384	1,115,549

		23,108,504
DIVERSIFIED FINANCIAL SERVICES—2.26%
Affiliated Managers Group Inc.(a)	23,700	2,593,965
Air Lease Corp.(a)(b)	31,420	609,234
American Express Co.	455,882	26,536,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Ameriprise Financial Inc.	99,817	5,216,436
BlackRock Inc.(c)	58,269	9,895,242
CBOE Holdings Inc.	40,407	1,118,466
Charles Schwab Corp. (The)	491,981	6,361,314
CME Group Inc.	30,351	8,137,407
Discover Financial Services	242,167	8,374,135
E*TRADE Financial Corp.(a)	132,110	1,062,164
Eaton Vance Corp.	51,224	1,380,487
Federated Investors Inc. Class B(b)	40,733	890,016
Franklin Resources Inc.	63,567	7,055,301
Interactive Brokers Group Inc. Class A	16,415	241,629
IntercontinentalExchange Inc.(a)	33,441	4,547,307
Invesco Ltd.	204,629	4,624,615
Janus Capital Group Inc.	83,874	655,895
Jefferies Group Inc.	61,985	805,185
Lazard Ltd. Class A(b)	53,749	1,396,936
Legg Mason Inc.	63,549	1,675,787
LPL Financial Holdings Inc.	23,426	791,096
NASDAQ OMX Group Inc. (The)	52,040	1,179,747
NYSE Euronext Inc.	115,487	2,954,157
Raymond James Financial Inc.	52,936	1,812,529
SLM Corp.	221,094	3,473,387
T. Rowe Price Group Inc.	116,486	7,333,959
TD Ameritrade Holding Corp.	106,709	1,814,053
Visa Inc. Class A	237,974	29,420,726
Waddell & Reed Financial Inc. Class A	38,867	1,176,893

		143,134,959
ELECTRIC—3.26%
AES Corp. (The)(a)	291,635	3,741,677
Alliant Energy Corp.	50,503	2,301,422
Ameren Corp.	110,229	3,697,081
American Electric Power Co. Inc.	221,698	8,845,750
Calpine Corp.(a)	185,616	3,064,520
CMS Energy Corp.	120,045	2,821,058
Consolidated Edison Inc.	133,070	8,275,623
Dominion Resources Inc.	261,015	14,094,810
DTE Energy Co.	77,247	4,583,065
Duke Energy Corp.(a)	609,229	14,048,821
Edison International	147,847	6,830,531
Entergy Corp.	80,781	5,484,222
Exelon Corp.	387,450	14,575,869
FirstEnergy Corp.	190,160	9,353,970
Great Plains Energy Inc.	61,252	1,311,405
Hawaiian Electric Industries Inc.	42,998	1,226,303
Integrys Energy Group Inc.	35,758	2,033,557
ITC Holdings Corp.	23,248	1,602,020
MDU Resources Group Inc.	86,285	1,864,619
National Fuel Gas Co.	33,038	1,552,125
NextEra Energy Inc.	190,486	13,107,342
Northeast Utilities	142,333	5,523,944
NRG Energy Inc.(a)	102,687	1,782,646
NV Energy Inc.	107,691	1,893,208
OGE Energy Corp.	44,601	2,309,886
Pepco Holdings Inc.	102,964	2,015,005
PG&E Corp.	191,811	8,683,284
Pinnacle West Capital Corp.	49,674	2,570,133
PPL Corp.	262,965	7,313,057
Progress Energy Inc.	134,329	8,082,576
Public Service Enterprise Group Inc.	230,123	7,478,998
SCANA Corp.	52,737	2,522,938
Southern Co. (The)	395,294	18,302,112

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

TECO Energy Inc.	98,237	1,774,160
Westar Energy Inc.	58,076	1,739,376
Wisconsin Energy Corp.	104,281	4,126,399
Xcel Energy Inc.	220,362	6,260,484

		206,793,996
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
AMETEK Inc.	73,175	3,652,164
Emerson Electric Co.	335,116	15,609,703
Energizer Holdings Inc.(a)	29,897	2,249,749
General Cable Corp.(a)(b)	23,481	609,097
GrafTech International Ltd.(a)(b)	57,742	557,211
Hubbell Inc. Class B	26,448	2,061,357
Molex Inc.	61,850	1,480,689

		26,219,970
ELECTRONICS—1.13%
Agilent Technologies Inc.	158,006	6,200,155
Amphenol Corp. Class A	73,956	4,061,664
Avnet Inc.(a)(b)	67,423	2,080,674
AVX Corp.	21,611	231,022
FLIR Systems Inc.	72,210	1,408,095
Garmin Ltd.	48,977	1,875,329
Gentex Corp.	65,157	1,359,827
Honeywell International Inc.	354,376	19,788,356
Itron Inc.(a)(b)	18,262	753,125
Jabil Circuit Inc.	85,662	1,741,508
Mettler-Toledo International Inc.(a)(b)	14,120	2,200,602
National Instruments Corp.	41,494	1,114,529
PerkinElmer Inc.	50,772	1,309,918
Tech Data Corp.(a)(b)	17,769	855,933
Thermo Fisher Scientific Inc.	167,744	8,707,591
Trimble Navigation Ltd.(a)(b)	57,882	2,663,151
Tyco International Ltd.	211,397	11,172,331
Vishay Intertechnology Inc.(a)(b)	65,689	619,447
Waters Corp.(a)	40,550	3,222,508

		71,365,765
ENGINEERING & CONSTRUCTION—0.21%
AECOM Technology Corp.(a)(b)	51,748	851,255
Chicago Bridge & Iron Co. NV	45,271	1,718,487
Fluor Corp.	77,191	3,808,604
Jacobs Engineering Group Inc.(a)(b)	58,124	2,200,575
KBR Inc.	69,265	1,711,538
McDermott International Inc.(a)(b)	105,567	1,176,016
Shaw Group Inc. (The)(a)	29,517	806,109
URS Corp.	35,383	1,234,159

		13,506,743
ENTERTAINMENT—0.14%
Bally Technologies Inc.(a)(b)	19,394	904,924
Cinemark Holdings Inc.	53,071	1,212,672
Dolby Laboratories Inc. Class A(a)(b)	23,955	989,342
DreamWorks Animation SKG Inc. Class A(a)(b)	32,205	613,827
International Game Technology	136,572	2,151,009
Madison Square Garden Inc. Class A(a)(b)	27,178	1,017,544
Penn National Gaming Inc.(a)(b)	30,574	1,363,295

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Regal Entertainment Group Class A	36,319	499,750

		8,752,363
ENVIRONMENTAL CONTROL—0.29%
Clean Harbors Inc.(a)	21,913	1,236,331
Covanta Holding Corp.	51,502	883,259
Republic Services Inc.	138,406	3,662,223
Stericycle Inc.(a)(b)	39,219	3,595,206
Waste Connections Inc.	56,069	1,677,585
Waste Management Inc.	211,385	7,060,259

		18,114,863
FOOD—1.80%
Campbell Soup Co.	80,675	2,692,932
ConAgra Foods Inc.	189,688	4,918,610
Dean Foods Co.(a)	82,489	1,404,788
Flowers Foods Inc.	50,320	1,168,934
Fresh Market Inc. (The)(a)	12,789	685,874
General Mills Inc.	294,779	11,360,783
H.J. Heinz Co.	146,072	7,943,395
Hershey Co. (The)	68,507	4,934,559
Hillshire Brands Co.	54,076	1,567,663
Hormel Foods Corp.	62,561	1,903,106
Ingredion Inc.	34,935	1,729,981
J.M. Smucker Co. (The)	51,141	3,862,168
Kellogg Co.	110,338	5,442,974
Kraft Foods Inc. Class A	807,392	31,181,479
Kroger Co. (The)	256,136	5,939,794
McCormick & Co. Inc. NVS	60,214	3,651,979
Ralcorp Holdings Inc.(a)(b)	25,030	1,670,502
Safeway Inc.	110,223	2,000,547
Smithfield Foods Inc.(a)	75,173	1,625,992
Sysco Corp.	265,882	7,925,942
Tyson Foods Inc. Class A	131,654	2,479,045
Whole Foods Market Inc.	83,985	8,005,450

		114,096,497
FOREST PRODUCTS & PAPER—0.15%
Domtar Corp.	16,568	1,270,931
International Paper Co.	198,420	5,736,322
MeadWestvaco Corp.	77,853	2,238,274

		9,245,527
GAS—0.36%
AGL Resources Inc.	52,902	2,049,952
Atmos Energy Corp.	40,679	1,426,612
CenterPoint Energy Inc.	193,495	3,999,542
NiSource Inc.	128,512	3,180,672
Questar Corp.	80,080	1,670,469
Sempra Energy	110,228	7,592,505
UGI Corp.	51,119	1,504,432
Vectren Corp.	36,769	1,085,421

		22,509,605
HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	37,480	1,242,462
Lincoln Electric Holdings Inc.	38,561	1,688,586
Regal Beloit Corp.	17,453	1,086,624

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Snap-on Inc.	26,611	1,656,535
Stanley Black & Decker Inc.	77,729	5,002,638

		10,676,845
HEALTH CARE - PRODUCTS—1.92%
Alere Inc.(a)(b)	34,511	670,894
Baxter International Inc.	251,470	13,365,630
Becton, Dickinson and Co.	91,792	6,861,452
Boston Scientific Corp.(a)	645,539	3,660,206
Bruker Corp.(a)(b)	45,436	604,753
C.R. Bard Inc.	38,115	4,095,076
CareFusion Corp.(a)	101,646	2,610,269
Cooper Companies Inc. (The)	21,088	1,681,979
Covidien PLC	220,253	11,783,535
Edwards Lifesciences Corp.(a)	52,213	5,393,603
Gen-Probe Inc.(a)(b)	21,241	1,746,010
Henry Schein Inc.(a)(b)	40,658	3,191,246
Hill-Rom Holdings Inc.	28,408	876,387
Hologic Inc.(a)(b)	119,180	2,150,007
Hospira Inc.(a)(b)	76,371	2,671,458
IDEXX Laboratories Inc.(a)(b)	25,069	2,409,883
Intuitive Surgical Inc.(a)	18,063	10,003,109
Medtronic Inc.	471,520	18,261,970
QIAGEN NV(a)	105,379	1,759,829
ResMed Inc.(a)(b)	66,321	2,069,215
Sirona Dental Systems Inc.(a)	25,077	1,128,716
St. Jude Medical Inc.	143,282	5,718,385
Stryker Corp.	141,421	7,792,297
TECHNE Corp.	16,694	1,238,695
Teleflex Inc.	18,091	1,101,923
Thoratec Corp.(a)(b)	25,824	867,170
Varian Medical Systems Inc.(a)(b)	50,892	3,092,707
Zimmer Holdings Inc.	80,411	5,175,252

		121,981,656
HEALTH CARE - SERVICES—1.34%
Aetna Inc.	158,064	6,128,141
AMERIGROUP Corp.(a)	22,363	1,473,945
Brookdale Senior Living Inc.(a)(b)	43,856	778,005
Cigna Corp.	131,937	5,805,228
Community Health Systems Inc.(a)(b)	42,827	1,200,441
Covance Inc.(a)(b)	25,168	1,204,289
Coventry Health Care Inc.	64,529	2,051,377
DaVita Inc.(a)	42,477	4,171,666
HCA Holdings Inc.	75,839	2,307,781
Health Management Associates Inc. Class A(a)(b)	113,894	894,068
Health Net Inc.(a)(b)	37,768	916,629
Humana Inc.	74,511	5,770,132
Laboratory Corp. of America Holdings(a)(b)	44,192	4,092,621
LifePoint Hospitals Inc.(a)	21,902	897,544
Lincare Holdings Inc.	40,430	1,375,429
MEDNAX Inc.(a)(b)	22,018	1,509,114
Quest Diagnostics Inc.	71,960	4,310,404
Tenet Healthcare Corp.(a)	195,510	1,024,472
UnitedHealth Group Inc.	472,451	27,638,384
Universal Health Services Inc. Class B	41,313	1,783,069
WellPoint Inc.	151,081	9,637,457

		84,970,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

HOLDING COMPANIES - DIVERSIFIED—0.08%
American Capital Ltd.(a)	149,622	1,506,694
Ares Capital Corp.	100,498	1,603,948
Leucadia National Corp.	90,057	1,915,512

		5,026,154
HOME BUILDERS—0.17%
D.R. Horton Inc.	127,901	2,350,820
Lennar Corp. Class A	73,355	2,267,403
NVR Inc.(a)(b)	2,292	1,948,200
PulteGroup Inc.(a)(b)	153,765	1,645,285
Thor Industries Inc.	19,829	543,513
Toll Brothers Inc.(a)(b)	66,116	1,965,629

		10,720,850
HOME FURNISHINGS—0.06%
Harman International Industries Inc.	31,394	1,243,203
Tempur-Pedic International Inc.(a)	29,052	679,526
Whirlpool Corp.	34,845	2,131,120

		4,053,849
HOUSEHOLD PRODUCTS & WARES—0.44%
Avery Dennison Corp.	45,852	1,253,594
Church & Dwight Co. Inc.	63,390	3,516,243
Clorox Co. (The)	59,382	4,302,820
Jarden Corp.	35,618	1,496,668
Kimberly-Clark Corp.	179,092	15,002,537
Scotts Miracle-Gro Co. (The) Class A	19,384	797,070
Tupperware Brands Corp.	26,130	1,430,879

		27,799,811
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	132,730	2,407,722
Toro Co. (The)	14,043	1,029,212

		3,436,934
INSURANCE—3.78%
ACE Ltd.	154,170	11,428,622
Aflac Inc.	212,632	9,055,997
Alleghany Corp.(a)(b)	7,764	2,637,819
Allied World Assurance Co. Holdings Ltd.	17,104	1,359,255
Allstate Corp. (The)	223,058	7,827,105
American Financial Group Inc.	39,368	1,544,407
American International Group Inc.(a)	294,917	9,463,886
American National Insurance Co.	3,064	218,371
Aon PLC	149,063	6,973,167
Arch Capital Group Ltd.(a)	62,740	2,490,151
Arthur J. Gallagher & Co.	53,186	1,865,233
Aspen Insurance Holdings Ltd.(b)	31,878	921,274
Assurant Inc.	39,482	1,375,553
Assured Guaranty Ltd.	73,407	1,035,039
Axis Capital Holdings Ltd.	49,911	1,624,603
Berkshire Hathaway Inc. Class B(a)	810,944	67,575,963
Brown & Brown Inc.	52,383	1,428,484
Chubb Corp. (The)	123,282	8,977,395
Cincinnati Financial Corp.	66,682	2,538,584

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

CNA Financial Corp.	12,001	332,668
Endurance Specialty Holdings Ltd.(b)	19,563	749,654
Erie Indemnity Co. Class A	12,306	881,233
Everest Re Group Ltd.	24,224	2,506,942
Fidelity National Financial Inc. Class A	102,007	1,964,655
Genworth Financial Inc. Class A(a)	221,113	1,251,500
Hanover Insurance Group Inc. (The)	20,506	802,400
Hartford Financial Services Group Inc. (The)	202,951	3,578,026
HCC Insurance Holdings Inc.	45,215	1,419,751
Kemper Corp.	22,616	695,442
Lincoln National Corp.	130,248	2,848,524
Loews Corp.	142,425	5,826,607
Markel Corp.(a)	4,428	1,955,848
Marsh & McLennan Companies Inc.	249,158	8,030,362
MBIA Inc.(a)(b)	66,513	719,006
Mercury General Corp.	12,759	531,668
MetLife Inc.	386,220	11,914,887
Old Republic International Corp.	116,731	967,700
PartnerRe Ltd.(b)	29,456	2,228,935
Principal Financial Group Inc.	135,423	3,552,145
ProAssurance Corp.	14,159	1,261,425
Progressive Corp. (The)	279,038	5,812,362
Protective Life Corp.	37,142	1,092,346
Prudential Financial Inc.	213,321	10,331,136
Reinsurance Group of America Inc.	33,753	1,795,997
RenaissanceRe Holdings Ltd.	23,598	1,793,684
StanCorp Financial Group Inc.	20,399	758,027
Torchmark Corp.	45,038	2,276,671
Travelers Companies Inc. (The)	177,683	11,343,283
Unum Group	128,596	2,460,041
Validus Holdings Ltd.	45,785	1,466,494
W.R. Berkley Corp.	49,484	1,925,917
White Mountains Insurance Group Ltd.	2,735	1,426,986
XL Group PLC	141,409	2,975,245

		239,818,475
INTERNET—3.08%
Amazon.com Inc.(a)	164,742	37,618,836
AOL Inc.(a)(b)	41,191	1,156,643
eBay Inc.(a)	527,461	22,158,637
Equinix Inc.(a)(b)	22,038	3,870,975
Expedia Inc.	39,285	1,888,430
F5 Networks Inc.(a)(b)	35,916	3,575,797
Facebook Inc.(a)	192,814	6,000,372
Google Inc. Class A(a)	117,878	68,377,491
Groupon Inc.(a)(b)	18,216	193,636
HomeAway Inc.(a)(b)	15,312	332,883
IAC/InterActiveCorp	32,492	1,481,635
Liberty Interactive Corp. Series A(a)	256,104	4,556,090
LinkedIn Corp. Class A(a)	28,386	3,016,580
Netflix Inc.(a)	25,151	1,722,089
Pandora Media Inc.(a)(b)	47,746	518,999
Priceline.com Inc.(a)	22,678	15,069,984
Rackspace Hosting Inc.(a)(b)	50,106	2,201,658
Splunk Inc.(a)	7,516	211,200
Symantec Corp.(a)	329,054	4,807,479
TIBCO Software Inc.(a)(b)	75,812	2,268,295
TripAdvisor Inc.(a)(b)	37,271	1,665,641
VeriSign Inc.(a)	72,342	3,151,941
Yahoo! Inc.(a)	555,540	8,794,198

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Zynga Inc. Class A(a)(b)	55,796	303,530

		194,943,019
IRON & STEEL—0.25%
Allegheny Technologies Inc.	48,390	1,543,157
Carpenter Technology Corp.	19,776	946,084
Cliffs Natural Resources Inc.	64,337	3,171,171
Commercial Metals Co.	51,999	657,267
Nucor Corp.	143,553	5,440,658
Reliance Steel & Aluminum Co.	34,210	1,727,605
Steel Dynamics Inc.	98,273	1,154,708
United States Steel Corp.(b)	65,708	1,353,585

		15,994,235
LEISURE TIME—0.24%
Carnival Corp.	189,760	6,503,075
Harley-Davidson Inc.	105,697	4,833,524
Polaris Industries Inc.	29,559	2,112,877
Royal Caribbean Cruises Ltd.	69,670	1,813,510

		15,262,986
LODGING—0.44%
Choice Hotels International Inc.	12,806	511,343
Hyatt Hotels Corp. Class A(a)	21,761	808,639
Las Vegas Sands Corp.	180,230	7,838,203
Marriott International Inc. Class A	115,751	4,537,439
MGM Resorts International(a)(b)	182,730	2,039,267
Starwood Hotels & Resorts Worldwide Inc.	90,543	4,802,401
Wyndham Worldwide Corp.	66,447	3,504,415
Wynn Resorts Ltd.	36,528	3,788,684

		27,830,391
MACHINERY—1.23%
AGCO Corp.(a)(b)	43,648	1,996,023
Babcock & Wilcox Co. (The)(a)	52,974	1,297,863
Caterpillar Inc.	297,149	25,230,922
CNH Global NV(a)(b)	11,903	462,551
Cummins Inc.	87,765	8,505,306
Deere & Co.	181,651	14,690,116
Flowserve Corp.	24,597	2,822,506
Gardner Denver Inc.	23,550	1,246,031
Graco Inc.	27,331	1,259,412
IDEX Corp.	37,782	1,472,742
Joy Global Inc.	47,781	2,710,616
Manitowoc Co. Inc. (The)	59,383	694,781
Nordson Corp.	29,617	1,519,056
Rockwell Automation Inc.	65,150	4,303,809
Roper Industries Inc.	44,666	4,403,174
Terex Corp.(a)(b)	49,377	880,392
Wabtec Corp.	22,095	1,723,631
Xylem Inc.	83,293	2,096,485
Zebra Technologies Corp. Class A(a)(b)	24,868	854,464

		78,169,880
MANUFACTURING—3.16%
3M Co.	315,975	28,311,360
AptarGroup Inc.	30,748	1,569,685
Carlisle Companies Inc.	27,686	1,467,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Colfax Corp.(a)(b)	20,360	561,325
Cooper Industries PLC	72,625	4,951,572
Crane Co.	21,939	798,141
Danaher Corp.	263,812	13,739,329
Donaldson Co. Inc.	66,574	2,221,574
Dover Corp.	83,830	4,494,126
Eaton Corp.	154,197	6,110,827
General Electric Co.	4,828,906	100,634,401
Harsco Corp.	36,253	738,836
Illinois Tool Works Inc.	194,467	10,285,360
Ingersoll-Rand PLC	136,387	5,752,804
ITT Corp.	41,268	726,317
Leggett & Platt Inc.	65,416	1,382,240
Pall Corp.	53,113	2,911,124
Parker Hannifin Corp.	68,720	5,283,194
Pentair Inc.	44,411	1,700,053
Polypore International Inc.(a)(b)	21,581	871,657
SPX Corp.	23,307	1,522,413
Textron Inc.	126,471	3,145,334
Trinity Industries Inc.	36,025	899,904

		200,079,488
MEDIA—3.31%
AMC Networks Inc. Class A(a)(b)	27,047	961,521
Cablevision NY Group Class A	90,201	1,198,771
CBS Corp. Class B NVS	295,985	9,702,388
Charter Communications Inc. Class A(a)	21,634	1,533,202
Comcast Corp. Class A	1,222,875	39,095,314
DIRECTV Class A(a)(b)	298,159	14,556,122
Discovery Communications Inc. Series A(a)(b)	116,413	6,286,302
DISH Network Corp. Class A	91,656	2,616,779
FactSet Research Systems Inc.	20,924	1,944,677
Gannett Co. Inc.	110,084	1,621,537
John Wiley & Sons Inc. Class A	21,052	1,031,337
Liberty Global Inc. Series A(a)(b)	120,028	5,956,990
Liberty Media Corp. Series A(a)	49,559	4,356,732
McGraw-Hill Companies Inc. (The)	126,746	5,703,570
News Corp. Class A NVS	952,605	21,233,565
Nielsen Holdings NV(a)(b)	55,999	1,468,294
Scripps Networks Interactive Inc. Class A	38,608	2,195,251
Sirius XM Radio Inc.(a)(b)	1,734,842	3,209,458
Thomson Reuters Corp.	169,473	4,821,507
Time Warner Cable Inc.	142,710	11,716,491
Time Warner Inc.	438,414	16,878,939
Viacom Inc. Class B NVS	241,058	11,334,547
Walt Disney Co. (The)	813,931	39,475,653
Washington Post Co. (The) Class B	1,934	722,968

		209,621,915
METAL FABRICATE & HARDWARE—0.22%
Precision Castparts Corp.	66,183	10,886,442
Timken Co. (The)	39,468	1,807,240
Valmont Industries Inc.	10,382	1,255,910

		13,949,592
MINING—0.64%
Alcoa Inc.	482,717	4,223,774
Allied Nevada Gold Corp.(a)(b)	40,115	1,138,464
Compass Minerals International Inc.	14,757	1,125,664
Freeport-McMoRan Copper & Gold Inc.	431,517	14,701,784

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Molycorp Inc.(a)(b)	30,655	660,615
Newmont Mining Corp.	223,499	10,841,936
Royal Gold Inc.	26,663	2,090,379
Southern Copper Corp.	74,041	2,333,032
Tahoe Resources Inc.(a)	37,704	523,709
Titanium Metals Corp.	38,465	435,039
Vulcan Materials Co.	58,790	2,334,551

		40,408,947
OFFICE & BUSINESS EQUIPMENT—0.09%
Pitney Bowes Inc.(b)	77,019	1,152,975
Xerox Corp.	615,297	4,842,387

		5,995,362
OIL & GAS—8.14%
Anadarko Petroleum Corp.	227,738	15,076,256
Apache Corp.	177,673	15,615,680
Atwood Oceanics Inc.(a)(b)	25,515	965,488
Cabot Oil & Gas Corp.	95,160	3,749,304
Cheniere Energy Inc.(a)	86,213	1,270,780
Chesapeake Energy Corp.	300,573	5,590,658
Chevron Corp.	899,111	94,856,210
Cimarex Energy Co.	39,003	2,149,845
Cobalt International Energy Inc.(a)(b)	84,672	1,989,792
Concho Resources Inc.(a)	47,015	4,001,917
ConocoPhillips	575,858	32,178,945
Continental Resources Inc.(a)(b)	18,888	1,258,319
Denbury Resources Inc.(a)	176,092	2,660,750
Devon Energy Corp.	184,677	10,709,419
Diamond Offshore Drilling Inc.	31,434	1,858,692
Energen Corp.	32,969	1,487,891
EOG Resources Inc.	122,691	11,055,686
EQT Corp.	59,267	3,178,489
EXCO Resources Inc.(b)	52,096	395,409
Exxon Mobil Corp.	2,130,522	182,308,768
Helmerich & Payne Inc.	43,421	1,887,945
Hess Corp.	137,962	5,994,449
HollyFrontier Corp.	94,869	3,361,209
Kosmos Energy Ltd.(a)(b)	33,386	368,915
Laredo Petroleum Holdings Inc.(a)(b)	9,266	192,733
Marathon Oil Corp.	322,081	8,235,611
Marathon Petroleum Corp.	155,585	6,988,878
Murphy Oil Corp.	87,649	4,407,868
Nabors Industries Ltd.(a)	130,659	1,881,490
Newfield Exploration Co.(a)	61,612	1,805,848
Noble Energy Inc.	81,399	6,904,263
Occidental Petroleum Corp.	369,352	31,679,321
Patterson-UTI Energy Inc.	69,638	1,013,929
Phillips 66(a)	284,197	9,446,708
Pioneer Natural Resources Co.	55,814	4,923,353
Plains Exploration & Production Co.(a)	57,975	2,039,560
QEP Resources Inc.	80,486	2,412,165
Range Resources Corp.	73,490	4,546,826
Rowan Companies PLC(a)(b)	55,355	1,789,627
SandRidge Energy Inc.(a)(b)	225,646	1,509,572
SM Energy Co.	29,022	1,425,270
Southwestern Energy Co.(a)	158,519	5,061,512
Sunoco Inc.	47,250	2,244,375
Tesoro Corp.(a)	64,901	1,619,929
Ultra Petroleum Corp.(a)(b)	70,498	1,626,389
Unit Corp.(a)(b)	22,559	832,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Valero Energy Corp.	252,432	6,096,233
Whiting Petroleum Corp.(a)(b)	53,458	2,198,193
WPX Energy Inc.(a)(b)	88,604	1,433,613

		516,286,283
OIL & GAS SERVICES—1.42%
Baker Hughes Inc.	199,800	8,211,780
Cameron International Corp.(a)	111,191	4,748,967
CARBO Ceramics Inc.(b)	8,674	665,556
Dresser-Rand Group Inc.(a)	34,246	1,525,317
FMC Technologies Inc.(a)	108,909	4,272,500
Halliburton Co.	420,078	11,926,014
National Oilwell Varco Inc.	194,118	12,508,964
Oceaneering International Inc.	49,452	2,366,773
Oil States International Inc.(a)(b)	23,340	1,545,108
RPC Inc.(b)	29,075	345,702
Schlumberger Ltd.	607,281	39,418,610
SEACOR Holdings Inc.(a)	9,714	868,237
Superior Energy Services Inc.(a)	70,447	1,425,143

		89,828,671
PACKAGING & CONTAINERS—0.24%
Ball Corp.	71,047	2,916,479
Bemis Co. Inc.	47,506	1,488,838
Crown Holdings Inc.(a)(b)	67,929	2,342,871
Greif Inc. Class A	14,270	585,070
Owens-Illinois Inc.(a)	75,031	1,438,344
Packaging Corp. of America	45,927	1,296,978
Rock-Tenn Co. Class A	31,601	1,723,835
Sealed Air Corp.	86,824	1,340,563
Silgan Holdings Inc.	22,333	953,396
Sonoco Products Co.	45,572	1,373,996

		15,460,370
PHARMACEUTICALS—6.61%
Abbott Laboratories	716,487	46,191,917
Allergan Inc.	138,614	12,831,498
AmerisourceBergen Corp.	115,492	4,544,610
BioMarin Pharmaceutical Inc.(a)(b)	56,163	2,222,932
Bristol-Myers Squibb Co.	769,138	27,650,511
Cardinal Health Inc.	158,020	6,636,840
Catalyst Health Solutions Inc.(a)	23,254	2,172,854
DENTSPLY International Inc.	64,032	2,421,050
Eli Lilly and Co.	466,944	20,036,567
Endo Health Solutions Inc.(a)(b)	53,158	1,646,835
Express Scripts Holding Co.(a)	366,317	20,451,478
Forest Laboratories Inc.(a)	121,286	4,243,797
Herbalife Ltd.	54,067	2,613,058
Johnson & Johnson	1,251,866	84,576,067
McKesson Corp.	106,999	10,031,156
Mead Johnson Nutrition Co. Class A	93,028	7,489,684
Medivation Inc.(a)	16,702	1,526,563
Merck & Co. Inc.	1,385,046	57,825,671
Mylan Inc.(a)	195,678	4,181,639
Omnicare Inc.	50,150	1,566,185
Onyx Pharmaceuticals Inc.(a)	29,592	1,966,388
Patterson Companies Inc.	42,352	1,459,873
Perrigo Co.	42,793	5,046,578
Pfizer Inc.	3,413,592	78,512,616
Salix Pharmaceuticals Ltd.(a)	26,763	1,456,978

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

SXC Health Solutions Corp.(a)(b)	31,580	3,133,052
VCA Antech Inc.(a)	38,959	856,319
Warner Chilcott PLC Class A(a)	76,495	1,370,790
Watson Pharmaceuticals Inc.(a)	57,685	4,268,113

		418,931,619
PIPELINES—0.44%
Kinder Morgan Inc.	223,100	7,188,282
ONEOK Inc.	94,888	4,014,711
Spectra Energy Corp.	298,782	8,682,605
Williams Companies Inc. (The)	285,647	8,232,347

		28,117,945
REAL ESTATE—0.10%
CBRE Group Inc. Class A(a)	150,652	2,464,667
Forest City Enterprises Inc. Class A(a)	62,670	914,982
Howard Hughes Corp. (The)(a)	12,734	784,924
Jones Lang LaSalle Inc.	19,596	1,378,970
St. Joe Co. (The)(a)	29,457	465,715

		6,009,258
REAL ESTATE INVESTMENT TRUSTS—3.26%
Alexandria Real Estate Equities Inc.	28,160	2,047,795
American Campus Communities Inc.	34,419	1,548,167
American Capital Agency Corp.	136,662	4,593,210
American Tower Corp.	180,210	12,598,481
Annaly Capital Management Inc.(b)	445,947	7,482,991
Apartment Investment and Management Co. Class A	61,094	1,651,371
AvalonBay Communities Inc.	43,647	6,175,178
BioMed Realty Trust Inc.	71,124	1,328,596
Boston Properties Inc.	68,553	7,429,089
Brandywine Realty Trust	62,256	768,239
BRE Properties Inc. Class A	34,401	1,720,738
Camden Property Trust	36,037	2,438,624
CBL & Associates Properties Inc.	68,562	1,339,702
Chimera Investment Corp.	462,240	1,090,886
CommonWealth REIT	37,720	721,206
Corporate Office Properties Trust(b)	32,022	752,837
DDR Corp.(b)	98,538	1,442,596
Digital Realty Trust Inc.(b)	50,506	3,791,485
Douglas Emmett Inc.	63,073	1,456,986
Duke Realty Corp.(b)	122,237	1,789,550
Equity Lifestyle Properties, Inc.	19,058	1,314,430
Equity Residential(b)	137,533	8,576,558
Essex Property Trust Inc.(b)	15,861	2,441,325
Extra Space Storage Inc.	47,884	1,465,250
Federal Realty Investment Trust	29,489	3,069,510
General Growth Properties Inc.(b)	241,045	4,360,504
Hatteras Financial Corp.	45,091	1,289,603
HCP Inc.	191,929	8,473,665
Health Care REIT Inc.(b)	96,940	5,651,602
Home Properties Inc.	22,448	1,377,409
Hospitality Properties Trust	55,553	1,376,048
Host Hotels & Resorts Inc.	329,337	5,210,111
Kilroy Realty Corp.	31,484	1,524,140
Kimco Realty Corp.	185,061	3,521,711
Liberty Property Trust(b)	47,237	1,740,211
Macerich Co. (The)	59,813	3,531,958
Mack-Cali Realty Corp.(b)	39,178	1,138,905
MFA Financial Inc.	164,665	1,299,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Mid-America Apartment Communities Inc.	18,895	1,289,395
National Retail Properties Inc.	49,355	1,396,253
Piedmont Office Realty Trust Inc. Class A	77,893	1,340,539
Plum Creek Timber Co. Inc.	73,624	2,922,873
Post Properties Inc.	24,977	1,222,624
Prologis Inc.	211,119	7,015,484
Public Storage	64,711	9,344,916
Rayonier Inc.	55,369	2,486,068
Realty Income Corp.(b)	60,276	2,517,729
Regency Centers Corp.	40,512	1,927,156
Retail Properties of America Inc. Class A	40,217	390,909
Senior Housing Properties Trust(b)	73,513	1,640,810
Simon Property Group Inc.	137,943	21,472,207
SL Green Realty Corp.	40,573	3,255,578
Tanger Factory Outlet Centers Inc.	42,724	1,369,304
Taubman Centers Inc.	26,714	2,061,252
UDR Inc.(b)	113,498	2,932,788
Ventas Inc.	132,250	8,347,620
Vornado Realty Trust(b)	84,932	7,132,589
Weingarten Realty Investors(b)	54,387	1,432,554
Weyerhaeuser Co.	244,914	5,476,277

		206,504,799
RETAIL—6.29%
Abercrombie & Fitch Co. Class A	37,368	1,275,744
Advance Auto Parts Inc.	33,557	2,289,259
American Eagle Outfitters Inc.	87,738	1,731,071
Ascena Retail Group Inc.(a)	56,769	1,057,039
AutoNation Inc.(a)(b)	14,935	526,907
AutoZone Inc.(a)	17,431	6,400,140
Bed Bath & Beyond Inc.(a)	105,530	6,521,754
Best Buy Co. Inc.(b)	122,616	2,570,031
Big Lots Inc.(a)(b)	29,499	1,203,264
Brinker International Inc.	34,568	1,101,682
CarMax Inc.(a)	103,341	2,680,666
Chico’s FAS Inc.	79,324	1,177,168
Chipotle Mexican Grill Inc.(a)(b)	14,506	5,511,555
Copart Inc.(a)	46,407	1,099,382
Costco Wholesale Corp.	196,955	18,710,725
CVS Caremark Corp.	583,517	27,267,749
Darden Restaurants Inc.	58,237	2,948,539
Dick’s Sporting Goods Inc.	42,483	2,039,184
Dillard’s Inc. Class A	14,027	893,239
Dollar General Corp.(a)(b)	84,618	4,602,373
Dollar Tree Inc.(a)	105,150	5,657,070
DSW Inc. Class A	15,299	832,266
Dunkin’ Brands Group Inc.	37,501	1,287,784
Family Dollar Stores Inc.	44,117	2,932,898
Foot Locker Inc.	67,904	2,076,504
GameStop Corp. Class A(b)	58,207	1,068,681
Gap Inc. (The)	138,287	3,783,532
GNC Holdings Inc. Class A	34,162	1,339,150
Guess? Inc.(b)	29,227	887,624
Home Depot Inc. (The)	697,041	36,936,203
J.C. Penney Co. Inc.(b)	70,825	1,650,931
Kohl’s Corp.	111,054	5,051,846
Limited Brands Inc.	110,214	4,687,401
Lowe’s Companies Inc.	547,603	15,573,829
Macy’s Inc.	189,321	6,503,176
McDonald’s Corp.	462,785	40,970,356
MSC Industrial Direct Co. Inc. Class A	20,291	1,330,075
Nordstrom Inc.	72,089	3,582,102

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Nu Skin Enterprises Inc. Class A	26,134	1,225,685
O’Reilly Automotive Inc.(a)	57,575	4,823,058
Panera Bread Co. Class A(a)	12,629	1,760,988
PetSmart Inc.	49,480	3,373,546
PVH Corp.	32,303	2,512,850
Ross Stores Inc.	103,453	6,462,709
Sally Beauty Holdings Inc.(a)	71,209	1,832,920
Sears Holdings Corp.(a)(b)	17,134	1,022,900
Signet Jewelers Ltd.(b)	39,635	1,744,336
Staples Inc.	314,591	4,105,413
Starbucks Corp.	345,179	18,404,944
Target Corp.	300,540	17,488,423
Tiffany & Co.	58,120	3,077,454
TJX Companies Inc. (The)	338,465	14,530,302
Tractor Supply Co.	32,873	2,730,431
Ulta Salon, Cosmetics & Fragrance Inc.	28,860	2,694,947
Urban Outfitters Inc.(a)	49,413	1,363,305
Wal-Mart Stores Inc.	769,646	53,659,719
Walgreen Co.	393,984	11,654,047
Wendy’s Co. (The)	119,229	562,761
Williams-Sonoma Inc.	40,309	1,409,606
World Fuel Services Corp.	33,186	1,262,064
Yum! Brands Inc.	210,344	13,550,361

		399,011,668
SAVINGS & LOANS—0.15%
BankUnited Inc.	15,015	354,054
Capitol Federal Financial Inc.	75,411	895,883
First Niagara Financial Group Inc.	157,995	1,208,662
Hudson City Bancorp Inc.	243,269	1,549,623
New York Community Bancorp Inc.	198,898	2,492,192
People’s United Financial Inc.	163,164	1,894,334
TFS Financial Corp.(a)	35,951	343,332
Washington Federal Inc.	49,986	844,263

		9,582,343
SEMICONDUCTORS—3.06%
Advanced Micro Devices Inc.(a)(b)	281,553	1,613,299
Altera Corp.	146,112	4,944,430
Analog Devices Inc.	136,144	5,128,545
Applied Materials Inc.	585,256	6,707,034
Atmel Corp.(a)(b)	196,158	1,314,259
Avago Technologies Ltd.	111,789	4,013,225
Broadcom Corp. Class A(a)	252,071	8,520,000
Cree Inc.(a)(b)	53,586	1,375,553
Cypress Semiconductor Corp.(a)	69,738	921,936
Fairchild Semiconductor International Inc.(a)(b)	57,483	810,510
Freescale Semiconductor Holdings I Ltd.(a)(b)	19,429	199,147
Intel Corp.	2,290,956	61,053,977
KLA-Tencor Corp.	76,593	3,772,205
Lam Research Corp.(a)(b)	91,882	3,467,627
Linear Technology Corp.	104,454	3,272,544
LSI Corp.(a)	263,795	1,680,374
Marvell Technology Group Ltd.	213,415	2,407,321
Maxim Integrated Products Inc.	134,707	3,453,887
Microchip Technology Inc.	87,650	2,899,462
Micron Technology Inc.(a)	454,303	2,866,652
NVIDIA Corp.(a)	283,661	3,920,195
ON Semiconductor Corp.(a)	203,708	1,446,327
PMC-Sierra Inc.(a)(b)	105,272	646,370
QUALCOMM Inc.	780,638	43,465,924

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Rovi Corp.(a)(b)	50,879	998,246
Silicon Laboratories Inc.(a)(b)	19,059	722,336
Skyworks Solutions Inc.(a)	86,865	2,377,495
Teradyne Inc.(a)(b)	83,462	1,173,476
Texas Instruments Inc.	522,794	14,998,960
Xilinx Inc.	120,946	4,060,157

		194,231,473
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	21,993	884,998

		884,998
SOFTWARE—3.95%
Activision Blizzard Inc.	192,705	2,310,533
Adobe Systems Inc.(a)	226,556	7,333,618
Akamai Technologies Inc.(a)	81,743	2,595,340
Allscripts Healthcare Solutions Inc.(a)	86,897	949,784
ANSYS Inc.(a)(b)	42,003	2,650,809
Ariba Inc.(a)	44,177	1,977,363
Autodesk Inc.(a)	104,788	3,666,532
BMC Software Inc.(a)	72,412	3,090,544
Broadridge Financial Solutions Inc.	55,516	1,180,825
CA Inc.	160,181	4,339,303
Cerner Corp.(a)(b)	65,981	5,453,990
Citrix Systems Inc.(a)	84,834	7,120,966
Compuware Corp.(a)(b)	98,353	913,699
Concur Technologies Inc.(a)(b)	21,017	1,431,258
Dun & Bradstreet Corp. (The)	22,304	1,587,376
Electronic Arts Inc.(a)	143,807	1,776,017
Fidelity National Information Services Inc.	115,443	3,934,297
Fiserv Inc.(a)	62,306	4,499,739
Informatica Corp.(a)(b)	48,645	2,060,602
Intuit Inc.	134,094	7,958,479
Microsoft Corp.	3,430,385	104,935,477
MSCI Inc. Class A(a)	54,833	1,865,419
NetSuite Inc.(a)(b)	14,571	798,054
Nuance Communications Inc.(a)(b)	109,084	2,598,381
Oracle Corp.	1,739,931	51,675,951
Red Hat Inc.(a)	87,792	4,958,492
Salesforce.com Inc.(a)	63,459	8,773,841
SolarWinds Inc.(a)	28,425	1,238,193
Solera Holdings Inc.	32,365	1,352,533
VeriFone Systems Inc.(a)(b)	49,620	1,641,926
VMware Inc. Class A(a)(b)	40,543	3,691,035

		250,360,376
TELECOMMUNICATIONS—4.15%
Acme Packet Inc.(a)(b)	24,950	465,317
Amdocs Ltd.(a)(b)	76,122	2,262,346
AT&T Inc.	2,672,201	95,290,688
CenturyLink Inc.	282,600	11,159,874
Cisco Systems Inc.	2,439,408	41,884,635
Clearwire Corp. Class A(a)(b)	189,722	212,489
Corning Inc.	693,042	8,961,033
Crown Castle International Corp.(a)	133,598	7,836,859
EchoStar Corp. Class A(a)	17,280	456,538
Frontier Communications Corp.(b)	456,916	1,749,988
Harris Corp.	51,757	2,166,030
IPG Photonics Corp.(a)(b)	13,810	601,978
JDS Uniphase Corp.(a)(b)	103,513	1,138,643

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Juniper Networks Inc.(a)	241,344	3,936,321
Level 3 Communications Inc.(a)(b)	71,807	1,590,525
MetroPCS Communications Inc.(a)	141,735	857,497
Motorola Solutions Inc.	133,689	6,431,778
NeuStar Inc. Class A(a)(b)	30,283	1,011,452
NII Holdings Inc.(a)(b)	77,929	797,214
Polycom Inc.(a)(b)	79,466	835,982
SBA Communications Corp. Class A(a)(b)	55,100	3,143,455
Sprint Nextel Corp.(a)	1,362,506	4,441,770
Telephone & Data Systems Inc.	44,300	943,147
tw telecom inc.(a)(b)	67,852	1,741,082
United States Cellular Corp.(a)(b)	6,485	250,451
Verizon Communications Inc.	1,293,724	57,493,094
Virgin Media Inc.	126,981	3,097,067
Windstream Corp.	270,069	2,608,866

		263,366,119
TEXTILES—0.06%
Cintas Corp.	50,914	1,965,790
Mohawk Industries Inc.(a)(b)	25,581	1,786,321

		3,752,111
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	52,456	1,776,685
Mattel Inc.	155,498	5,044,355

		6,821,040
TRANSPORTATION—1.71%
Alexander & Baldwin Holdings Inc.	18,754	998,650
C.H. Robinson Worldwide Inc.	74,236	4,345,033
Con-way Inc.	24,926	900,078
CSX Corp.	475,227	10,626,076
Expeditors International of Washington Inc.	96,599	3,743,211
FedEx Corp.	144,044	13,195,871
Golar LNG Ltd.(b)	20,226	762,520
J.B. Hunt Transport Services Inc.	40,269	2,400,032
Kansas City Southern Industries Inc.	50,092	3,484,400
Kirby Corp.(a)(b)	26,169	1,232,037
Landstar System Inc.	21,527	1,113,376
Norfolk Southern Corp.	148,780	10,677,941
Ryder System Inc.	23,556	848,252
Teekay Corp.	15,142	443,358
Tidewater Inc.	23,325	1,081,347
Union Pacific Corp.	216,792	25,865,453
United Parcel Service Inc. Class B	329,804	25,975,363
UTi Worldwide Inc.	46,281	676,165

		108,369,163
TRUCKING & LEASING—0.01%
GATX Corp.	20,984	807,884

		807,884
WATER—0.07%
American Water Works Co. Inc.	79,781	2,734,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2012

Aqua America Inc.	63,292	1,579,768

		4,314,661

TOTAL COMMON STOCKS
(Cost: $6,444,971,116)		6,326,976,241

SHORT-TERM INVESTMENTS—4.12%

MONEY MARKET FUNDS—4.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	211,404,497	211,404,497
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	14,922,668	14,922,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	35,110,545	35,110,545

		261,437,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $261,437,710)		261,437,710

TOTAL INVESTMENTS IN SECURITIES—103.92%
(Cost: $6,706,408,826)		6,588,413,951
Other Assets, Less Liabilities—(3.92)%		(248,655,451)

NET ASSETS—100.00%		$6,339,758,500

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of June 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
148	S&P 500 E-Mini (Sept 2012)	Chicago Mercantile	$10,037,360	$239,397
14	S&P MidCap 400 E-Mini (Sept 2012)	Chicago Mercantile	1,315,300	43,926

			$11,352,660	$283,323

As of June 30, 2012, the Fund has pledged, to brokers, cash in the amount of $589,000 for initial margin requirements on outstanding futures contracts. See Note 4.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.23%
Clear Channel Outdoor Holdings Inc. Class A(a)	56,312	$338,998
Interpublic Group of Companies Inc. (The)	60,303	654,288
Lamar Advertising Co. Class A(a)	151,977	4,346,542
Omnicom Group Inc.	619,070	30,086,802

		35,426,630
AEROSPACE & DEFENSE—2.54%
BE Aerospace Inc.(a)	223,809	9,771,501
Boeing Co. (The)	1,542,248	114,589,026
Goodrich Corp.	286,368	36,340,099
Lockheed Martin Corp.	528,585	46,029,182
Rockwell Collins Inc.	329,574	16,264,477
Spirit AeroSystems Holdings Inc. Class A(a)	62,264	1,483,751
TransDigm Group Inc.(a)	116,810	15,687,583
Triumph Group Inc.	38,841	2,185,583
United Technologies Corp.	2,077,616	156,922,337

		399,273,539
AGRICULTURE—3.10%
Altria Group Inc.	3,599,804	124,373,228
Lorillard Inc.	296,913	39,177,671
Philip Morris International Inc.	3,573,419	311,816,542
Reynolds American Inc.	252,921	11,348,565

		486,716,006
AIRLINES—0.26%
Copa Holdings SA Class A	61,183	5,046,374
Delta Air Lines Inc.(a)	1,241,478	13,594,184
Southwest Airlines Co.	340,492	3,139,336
United Continental Holdings Inc.(a)(b)	759,324	18,474,353

		40,254,247
APPAREL—1.20%
Carter’s Inc.(a)	110,637	5,819,506
Coach Inc.	653,726	38,229,896
Deckers Outdoor Corp.(a)(b)	54,627	2,404,134
Hanesbrands Inc.(a)(b)	223,625	6,201,121
Michael Kors Holdings Ltd.(a)(b)	193,840	8,110,266
Nike Inc. Class B	825,129	72,429,824
Ralph Lauren Corp.	140,062	19,617,084
Under Armour Inc. Class A(a)(b)	88,810	8,390,769
VF Corp.	199,040	26,561,888

		187,764,488
AUTO MANUFACTURERS—0.08%
PACCAR Inc.	184,210	7,219,190
Tesla Motors Inc.(a)(b)	149,630	4,681,923

		11,901,113

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

AUTO PARTS & EQUIPMENT—0.33%
Allison Transmission Holdings Inc.	59,684	1,048,051
BorgWarner Inc.(a)(b)	262,089	17,190,418
Delphi Automotive PLC(a)(b)	750,962	19,149,531
Goodyear Tire & Rubber Co. (The)(a)	550,477	6,501,133
Visteon Corp.(a)	6,096	228,600
WABCO Holdings Inc.(a)	136,637	7,232,196

		51,349,929
BANKS—0.01%
Signature Bank(a)	19,106	1,164,893

		1,164,893
BEVERAGES—4.26%
Brown-Forman Corp. Class B NVS	199,299	19,302,108
Coca-Cola Co. (The)	4,428,284	346,247,526
Coca-Cola Enterprises Inc.	49,899	1,399,168
Dr Pepper Snapple Group Inc.	484,300	21,188,125
Green Mountain Coffee Roasters Inc.(a)(b)	266,032	5,794,177
Monster Beverage Corp.(a)	329,697	23,474,426
PepsiCo Inc.	3,565,513	251,939,149

		669,344,679
BIOTECHNOLOGY—3.21%
Alexion Pharmaceuticals Inc.(a)	437,123	43,406,314
Amgen Inc.	1,772,895	129,492,251
Amylin Pharmaceuticals Inc.(a)(b)	336,634	9,503,178
ARIAD Pharmaceuticals Inc.(a)(b)	378,941	6,521,574
Biogen Idec Inc.(a)	546,619	78,920,851
Celgene Corp.(a)	1,002,489	64,319,694
Charles River Laboratories International Inc.(a)	70,883	2,322,127
Gilead Sciences Inc.(a)	1,727,514	88,586,918
Human Genome Sciences Inc.(a)(b)	455,179	5,976,500
Illumina Inc.(a)(b)	282,517	11,410,862
Incyte Corp.(a)	219,952	4,992,910
Life Technologies Corp.(a)	39,085	1,758,434
Myriad Genetics Inc.(a)(b)	192,187	4,568,285
Regeneron Pharmaceuticals Inc.(a)(b)	176,653	20,177,306
United Therapeutics Corp.(a)(b)	115,507	5,703,736
Vertex Pharmaceuticals Inc.(a)	479,339	26,804,637

		504,465,577
BUILDING MATERIALS—0.16%
Armstrong World Industries Inc.	48,363	2,377,525
Fortune Brands Home & Security Inc.(a)	60,192	1,340,476
Lennox International Inc.	114,804	5,353,311
Martin Marietta Materials Inc.	53,346	4,204,732
Masco Corp.	805,935	11,178,318

		24,454,362
CHEMICALS—3.35%
Airgas Inc.	156,985	13,188,310
Albemarle Corp.	114,945	6,855,320
Celanese Corp. Series A	357,635	12,381,324
CF Industries Holdings Inc.	33,295	6,450,573
E.I. du Pont de Nemours and Co.	2,136,715	108,053,678

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Eastman Chemical Co.	252,596	12,723,260
Ecolab Inc.	591,580	40,540,977
FMC Corp.	313,497	16,765,820
International Flavors & Fragrances Inc.	185,366	10,158,057
Intrepid Potash Inc.(a)(b)	58,467	1,330,709
LyondellBasell Industries NV Class A	53,603	2,158,593
Monsanto Co.	1,216,545	100,705,595
NewMarket Corp.	20,013	4,334,816
PPG Industries Inc.	346,280	36,747,234
Praxair Inc.	681,698	74,121,023
Rockwood Holdings Inc.	47,152	2,091,191
RPM International Inc.	116,971	3,181,611
Sherwin-Williams Co. (The)	198,560	26,279,416
Sigma-Aldrich Corp.	274,460	20,290,828
Solutia Inc.	282,739	7,930,829
Valspar Corp. (The)	212,897	11,174,963
W.R. Grace & Co.(a)	155,944	7,867,375
Westlake Chemical Corp.	9,351	488,683

		525,820,185
COMMERCIAL SERVICES—2.44%
Aaron’s Inc.	132,140	3,740,883
Alliance Data Systems Corp.(a)(b)	114,693	15,483,555
Apollo Group Inc. Class A(a)(b)	231,435	8,375,633
Automatic Data Processing Inc.	1,113,059	61,952,864
Equifax Inc.	247,747	11,545,010
FleetCor Technologies Inc.(a)	111,318	3,900,583
Gartner Inc.(a)(b)	213,197	9,178,131
Genpact Ltd.(a)	232,814	3,871,697
Global Payments Inc.	179,815	7,773,402
H&R Block Inc.	420,871	6,725,519
Hertz Global Holdings Inc.(a)(b)	321,231	4,111,757
Iron Mountain Inc.	322,396	10,626,172
ITT Educational Services Inc.(a)(b)	55,288	3,358,746
Lender Processing Services Inc.	193,940	4,902,803
MasterCard Inc. Class A	247,261	106,349,429
Moody’s Corp.	448,933	16,408,501
Morningstar Inc.	54,717	3,164,831
Paychex Inc.	690,816	21,698,530
Robert Half International Inc.	322,380	9,210,397
Rollins Inc.	145,994	3,265,886
SAIC Inc.	229,822	2,785,443
SEI Investments Co.	309,431	6,154,583
Total System Services Inc.	317,907	7,607,514
United Rentals Inc.(a)	214,329	7,295,759
Vantiv Inc. Class A(a)	90,155	2,099,710
Verisk Analytics Inc. Class A(a)	290,025	14,286,631
Weight Watchers International Inc.(a)	60,820	3,135,879
Western Union Co.	1,401,551	23,602,119

		382,611,967
COMPUTERS—13.36%
Accenture PLC Class A	1,468,970	88,270,407
Apple Inc.(a)	2,131,865	1,245,009,160
Cadence Design Systems Inc.(a)(b)	627,971	6,901,401
Cognizant Technology Solutions Corp. Class A(a)	692,871	41,572,260
Diebold Inc.	11,210	413,761
DST Systems Inc.	11,284	612,834
EMC Corp.(a)	4,787,223	122,696,526
Fortinet Inc.(a)	298,569	6,932,772
Fusion-io Inc.(a)(b)	154,191	3,221,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

IHS Inc. Class A(a)(b)	115,139	12,403,925
International Business Machines Corp.	2,485,152	486,046,028
Jack Henry & Associates Inc.	199,633	6,891,331
MICROS Systems Inc.(a)(b)	182,061	9,321,523
NCR Corp.(a)	363,106	8,253,399
NetApp Inc.(a)(b)	556,817	17,717,917
Riverbed Technology Inc.(a)(b)	362,470	5,853,891
Synopsys Inc.(a)	22,655	666,737
Teradata Corp.(a)	382,965	27,577,310
Western Digital Corp.(a)	218,215	6,651,193

		2,097,013,425
COSMETICS & PERSONAL CARE—1.10%
Avon Products Inc.	760,992	12,335,680
Colgate-Palmolive Co.	998,020	103,893,882
Estee Lauder Companies Inc. (The) Class A	522,595	28,282,842
Procter & Gamble Co. (The)	457,392	28,015,260

		172,527,664
DISTRIBUTION & WHOLESALE—0.61%
Fastenal Co.	677,099	27,293,861
Fossil Inc.(a)(b)	124,903	9,560,076
Genuine Parts Co.	356,690	21,490,572
LKQ Corp.(a)(b)	333,143	11,126,976
MRC Global Inc.(a)(b)	31,828	677,300
W.W. Grainger Inc.	133,616	25,552,724

		95,701,509
DIVERSIFIED FINANCIAL SERVICES—2.34%
Affiliated Managers Group Inc.(a)	87,616	9,589,571
American Express Co.	1,468,763	85,496,694
BlackRock Inc.(c)	154,636	26,260,285
CBOE Holdings Inc.	172,956	4,787,422
Eaton Vance Corp.	259,669	6,998,080
Federated Investors Inc. Class B(b)	175,005	3,823,859
Franklin Resources Inc.	73,814	8,192,616
IntercontinentalExchange Inc.(a)	165,623	22,521,415
Lazard Ltd. Class A(b)	261,408	6,793,994
LPL Financial Holdings Inc.	99,688	3,366,464
T. Rowe Price Group Inc.	581,754	36,627,232
Visa Inc. Class A	1,191,300	147,280,419
Waddell & Reed Financial Inc. Class A	193,774	5,867,477

		367,605,528
ELECTRIC—0.05%
ITC Holdings Corp.	117,580	8,102,438

		8,102,438
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
AMETEK Inc.	367,557	18,344,770
Emerson Electric Co.	1,404,097	65,402,838
General Cable Corp.(a)(b)	6,738	174,784
Hubbell Inc. Class B	112,137	8,739,958

		92,662,350
ELECTRONICS—1.35%
Agilent Technologies Inc.	789,795	30,991,556

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Amphenol Corp. Class A	369,693	20,303,540
FLIR Systems Inc.	285,371	5,564,734
Garmin Ltd.	16,056	614,784
Gentex Corp.	330,569	6,898,975
Honeywell International Inc.	1,777,093	99,232,873
Jabil Circuit Inc.	77,246	1,570,411
Mettler-Toledo International Inc.(a)(b)	70,979	11,062,077
National Instruments Corp.	213,382	5,731,441
Trimble Navigation Ltd.(a)(b)	286,044	13,160,884
Waters Corp.(a)	203,170	16,145,920

		211,277,195
ENGINEERING & CONSTRUCTION—0.12%
Chicago Bridge & Iron Co. NV	136,594	5,185,108
Fluor Corp.	288,787	14,248,751

		19,433,859
ENTERTAINMENT—0.13%
Bally Technologies Inc.(a)(b)	98,550	4,598,343
Cinemark Holdings Inc.	262,658	6,001,736
Dolby Laboratories Inc. Class A(a)	67,140	2,772,882
International Game Technology	373,931	5,889,413
Madison Square Garden Inc. Class A(a)	8,022	300,344
Penn National Gaming Inc.(a)(b)	12,036	536,685
Regal Entertainment Group Class A	59,766	822,380

		20,921,783
ENVIRONMENTAL CONTROL—0.16%
Clean Harbors Inc.(a)	108,581	6,126,140
Covanta Holding Corp.	16,931	290,366
Stericycle Inc.(a)(b)	193,288	17,718,711
Waste Connections Inc.	16,465	492,633

		24,627,850
FOOD—1.77%
Campbell Soup Co.	313,970	10,480,319
Dean Foods Co.(a)	361,959	6,164,162
Flowers Foods Inc.	251,751	5,848,176
Fresh Market Inc. (The)(a)	62,841	3,370,163
General Mills Inc.	1,153,389	44,451,612
H.J. Heinz Co.	455,754	24,783,902
Hershey Co. (The)	343,177	24,719,039
Hillshire Brands Co.	230,407	6,679,499
Hormel Foods Corp.	175,547	5,340,140
Ingredion Inc.	37,300	1,847,096
Kellogg Co.	522,313	25,765,700
Kraft Foods Inc. Class A	210,808	8,141,405
Kroger Co. (The)	1,274,047	29,545,150
McCormick & Co. Inc. NVS	303,213	18,389,868
Safeway Inc.	75,819	1,376,115
Sysco Corp.	705,750	21,038,407
Whole Foods Market Inc.	417,684	39,813,639

		277,754,392
GAS—0.01%
Questar Corp.	91,645	1,911,715

		1,911,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

HAND & MACHINE TOOLS—0.06%
Lincoln Electric Holdings Inc.	191,390	8,380,968
Snap-on Inc.	26,686	1,661,204

		10,042,172
HEALTH CARE - PRODUCTS—2.07%
Baxter International Inc.	1,146,532	60,938,176
Becton, Dickinson and Co.	429,236	32,085,391
Bruker Corp.(a)(b)	213,023	2,835,336
C.R. Bard Inc.	191,013	20,522,437
Cooper Companies Inc. (The)	32,259	2,572,978
Covidien PLC	56,148	3,003,918
Edwards Lifesciences Corp.(a)	262,047	27,069,455
Gen-Probe Inc.(a)(b)	104,241	8,568,610
Henry Schein Inc.(a)(b)	116,721	9,161,431
IDEXX Laboratories Inc.(a)(b)	125,802	12,093,346
Intuitive Surgical Inc.(a)(b)	90,349	50,034,373
Medtronic Inc.	144,548	5,598,344
ResMed Inc.(a)(b)	323,947	10,107,146
Sirona Dental Systems Inc.(a)	23,413	1,053,819
St. Jude Medical Inc.	553,061	22,072,665
Stryker Corp.	521,164	28,716,137
TECHNE Corp.	83,596	6,202,823
Thoratec Corp.(a)	134,415	4,513,656
Varian Medical Systems Inc.(a)(b)	254,900	15,490,273
Zimmer Holdings Inc.	40,265	2,591,455

		325,231,769
HEALTH CARE - SERVICES—0.42%
AMERIGROUP Corp.(a)	77,851	5,131,159
Covance Inc.(a)(b)	7,882	377,154
DaVita Inc.(a)(b)	215,113	21,126,248
HCA Holdings Inc.	244,453	7,438,705
Laboratory Corp. of America Holdings(a)(b)	221,308	20,495,334
Lincare Holdings Inc.	152,455	5,186,519
Quest Diagnostics Inc.	42,723	2,559,108
Tenet Healthcare Corp.(a)	50,464	264,431
Universal Health Services Inc. Class B	11,734	506,439
WellPoint Inc.	46,891	2,991,177

		66,076,274
HOLDING COMPANIES - DIVERSIFIED—0.01%
Leucadia National Corp.	106,481	2,264,851

		2,264,851
HOME BUILDERS—0.06%
D.R. Horton Inc.	46,347	851,858
NVR Inc.(a)	10,338	8,787,300
Thor Industries Inc.	7,369	201,984

		9,841,142
HOME FURNISHINGS—0.02%
Tempur-Pedic International Inc.(a)(b)	143,705	3,361,260

		3,361,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

HOUSEHOLD PRODUCTS & WARES—0.58%
Church & Dwight Co. Inc.	195,965	10,870,178
Clorox Co. (The)	17,601	1,275,368
Jarden Corp.	41,690	1,751,814
Kimberly-Clark Corp.	797,810	66,832,544
Scotts Miracle-Gro Co. (The) Class A	82,308	3,384,505
Tupperware Brands Corp.	125,329	6,863,016

		90,977,425
HOUSEWARES—0.03%
Toro Co. (The)	67,000	4,910,430

		4,910,430
INSURANCE—0.52%
Allied World Assurance Co. Holdings Ltd.	42,398	3,369,369
Aon PLC	63,435	2,967,489
Arch Capital Group Ltd.(a)	34,671	1,376,092
Arthur J. Gallagher & Co.	271,035	9,505,198
Brown & Brown Inc.	23,767	648,126
Endurance Specialty Holdings Ltd.	10,197	390,749
Erie Indemnity Co. Class A	58,994	4,224,560
Hanover Insurance Group Inc. (The)	46,838	1,832,771
Marsh & McLennan Companies Inc.	982,934	31,679,963
Travelers Companies Inc. (The)	386,116	24,649,646
Validus Holdings Ltd.	34,507	1,105,259

		81,749,222
INTERNET—5.57%
Amazon.com Inc.(a)	824,745	188,330,521
AOL Inc.(a)	48,939	1,374,207
eBay Inc.(a)	2,640,864	110,942,697
Equinix Inc.(a)(b)	109,935	19,310,083
Expedia Inc.	124,950	6,006,346
F5 Networks Inc.(a)	180,609	17,981,432
Facebook Inc.(a)(b)	957,131	29,785,917
Google Inc. Class A(a)	590,165	342,337,012
Groupon Inc.(a)(b)	98,872	1,051,009
HomeAway Inc.(a)(b)	65,322	1,420,100
IAC/InterActiveCorp	25,624	1,168,454
Liberty Interactive Corp. Series A(a)	182,636	3,249,094
LinkedIn Corp. Class A(a)	141,489	15,036,036
Netflix Inc.(a)(b)	127,234	8,711,712
Pandora Media Inc.(a)(b)	233,155	2,534,395
Priceline.com Inc.(a)	113,631	75,510,072
Rackspace Hosting Inc.(a)(b)	249,413	10,959,207
Splunk Inc.(a)(b)	35,435	995,724
Symantec Corp.(a)	93,599	1,367,481
TIBCO Software Inc.(a)	373,615	11,178,561
TripAdvisor Inc.(a)	186,885	8,351,891
VeriSign Inc.(a)	332,267	14,476,873
Zynga Inc. Class A(a)(b)	299,714	1,630,444

		873,709,268
IRON & STEEL—0.01%
Carpenter Technology Corp.	7,806	373,439
Steel Dynamics Inc.	107,772	1,266,321

		1,639,760

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

LEISURE TIME—0.22%
Harley-Davidson Inc.	528,120	24,150,928
Polaris Industries Inc.	145,874	10,427,073

		34,578,001
LODGING—0.77%
Choice Hotels International Inc.	5,235	209,033
Las Vegas Sands Corp.	904,230	39,324,963
Marriott International Inc. Class A	535,939	21,008,809
Starwood Hotels & Resorts Worldwide Inc.	452,068	23,977,687
Wyndham Worldwide Corp.	333,646	17,596,490
Wynn Resorts Ltd.	182,266	18,904,629

		121,021,611
MACHINERY—2.21%
Babcock & Wilcox Co. (The)(a)	272,641	6,679,704
Caterpillar Inc.	1,487,538	126,306,852
Cummins Inc.	437,221	42,371,087
Deere & Co.	907,747	73,409,500
Flowserve Corp.	114,388	13,126,023
Graco Inc.	136,202	6,276,188
IDEX Corp.	37,138	1,447,639
Joy Global Inc.	239,011	13,559,094
Manitowoc Co. Inc. (The)	229,927	2,690,146
Nordson Corp.	136,318	6,991,750
Rockwell Automation Inc.	325,077	21,474,587
Roper Industries Inc.	222,854	21,968,947
Wabtec Corp.	108,619	8,473,368
Xylem Inc.	46,187	1,162,527
Zebra Technologies Corp. Class A(a)(b)	18,582	638,478

		346,575,890
MANUFACTURING—1.85%
3M Co.	1,422,057	127,416,307
AptarGroup Inc.	51,134	2,610,391
Carlisle Companies Inc.	10,997	583,061
Colfax Corp.(a)	21,511	593,058
Cooper Industries PLC	250,988	17,112,362
Danaher Corp.	452,654	23,574,220
Donaldson Co. Inc.	336,843	11,240,451
Illinois Tool Works Inc.	914,731	48,380,123
Ingersoll-Rand PLC	557,657	23,521,972
ITT Corp.	49,770	875,952
Pall Corp.	264,803	14,513,852
Parker Hannifin Corp.	155,426	11,949,151
Polypore International Inc.(a)(b)	106,391	4,297,133
SPX Corp.	34,969	2,284,175
Textron Inc.	35,398	880,348

		289,832,556
MEDIA—3.53%
AMC Networks Inc. Class A(a)(b)	130,561	4,641,444
Cablevision NY Group Class A	50,647	673,099
CBS Corp. Class B NVS	251,944	8,258,724
Charter Communications Inc. Class A(a)(b)	111,376	7,893,217
Comcast Corp. Class A	2,915,646	93,213,203
DIRECTV Class A(a)	1,494,893	72,980,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Discovery Communications Inc. Series A(a)	579,148	31,273,992
DISH Network Corp. Class A	364,695	10,412,042
FactSet Research Systems Inc.	101,693	9,451,347
John Wiley & Sons Inc. Class A	46,375	2,271,911
Liberty Global Inc. Series A(a)	595,718	29,565,484
Liberty Media Corp. Series A(a)	16,123	1,417,373
McGraw-Hill Companies Inc. (The)	639,515	28,778,175
News Corp. Class A NVS	1,637,914	36,509,103
Nielsen Holdings NV(a)	69,046	1,810,386
Scripps Networks Interactive Inc. Class A	194,163	11,040,108
Sirius XM Radio Inc.(a)(b)	8,689,499	16,075,573
Time Warner Cable Inc.	711,159	58,386,154
Viacom Inc. Class B NVS	1,201,197	56,480,283
Walt Disney Co. (The)	1,501,123	72,804,466

		553,936,760
METAL FABRICATE & HARDWARE—0.39%
Precision Castparts Corp.	330,697	54,396,350
Timken Co. (The)	17,468	799,860
Valmont Industries Inc.	53,356	6,454,475

		61,650,685
MINING—0.20%
Allied Nevada Gold Corp.(a)(b)	200,840	5,699,839
Compass Minerals International Inc.	74,023	5,646,475
Molycorp Inc.(a)(b)	37,848	815,624
Royal Gold Inc.(b)	134,703	10,560,715
Southern Copper Corp.	277,440	8,742,135
Tahoe Resources Inc.(a)	41,415	575,254

		32,040,042
OFFICE & BUSINESS EQUIPMENT—0.02%
Pitney Bowes Inc.(b)	239,782	3,589,536

		3,589,536
OIL & GAS—1.26%
Atwood Oceanics Inc.(a)	42,248	1,598,664
Cabot Oil & Gas Corp.	479,821	18,904,947
Cheniere Energy Inc.(a)	278,834	4,110,013
Cobalt International Energy Inc.(a)	396,309	9,313,262
Concho Resources Inc.(a)(b)	237,818	20,243,068
Continental Resources Inc.(a)(b)	94,361	6,286,330
EOG Resources Inc.	613,530	55,285,188
Helmerich & Payne Inc.	50,549	2,197,871
Kosmos Energy Ltd.(a)(b)	161,494	1,784,509
Laredo Petroleum Holdings Inc.(a)(b)	43,564	906,131
Noble Energy Inc.	90,245	7,654,581
Pioneer Natural Resources Co.	234,928	20,722,999
Range Resources Corp.	370,681	22,934,033
SM Energy Co.	122,197	6,001,095
Southwestern Energy Co.(a)(b)	276,058	8,814,532
Sunoco Inc.	207,380	9,850,550
Whiting Petroleum Corp.(a)	38,058	1,564,945

		198,172,718
OIL & GAS SERVICES—1.94%
Cameron International Corp.(a)	432,535	18,473,570
CARBO Ceramics Inc.(b)	45,568	3,496,433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Dresser-Rand Group Inc.(a)	173,931	7,746,887
FMC Technologies Inc.(a)	546,877	21,453,985
Halliburton Co.	673,145	19,110,587
National Oilwell Varco Inc.	222,212	14,319,341
Oceaneering International Inc.	244,505	11,702,009
Oil States International Inc.(a)(b)	101,917	6,746,905
RPC Inc.(b)	122,356	1,454,813
Schlumberger Ltd.	3,040,154	197,336,396
SEACOR Holdings Inc.(a)	21,677	1,937,490

		303,778,416
PACKAGING & CONTAINERS—0.22%
Ball Corp.	358,287	14,707,681
Crown Holdings Inc.(a)	81,556	2,812,867
Owens-Illinois Inc.(a)	279,052	5,349,427
Packaging Corp. of America	206,297	5,825,827
Rock-Tenn Co. Class A	18,495	1,008,902
Silgan Holdings Inc.	110,700	4,725,783

		34,430,487
PHARMACEUTICALS—5.97%
Abbott Laboratories	3,400,440	219,226,367
Allergan Inc.	690,692	63,937,358
AmerisourceBergen Corp.	576,638	22,690,705
BioMarin Pharmaceutical Inc.(a)(b)	279,383	11,057,979
Bristol-Myers Squibb Co.	3,496,407	125,695,832
Cardinal Health Inc.	427,342	17,948,364
Catalyst Health Solutions Inc.(a)	115,718	10,812,690
DENTSPLY International Inc.	144,550	5,465,435
Eli Lilly and Co.	848,131	36,393,301
Endo Health Solutions Inc.(a)	168,402	5,217,094
Express Scripts Holding Co.(a)	1,836,980	102,558,593
Herbalife Ltd.(b)	267,994	12,952,150
Johnson & Johnson	1,409,378	95,217,578
McKesson Corp.	535,693	50,221,219
Mead Johnson Nutrition Co. Class A	463,968	37,354,064
Medivation Inc.(a)(b)	82,892	7,576,329
Mylan Inc.(a)	895,525	19,137,369
Onyx Pharmaceuticals Inc.(a)	147,190	9,780,775
Patterson Companies Inc.	197,802	6,818,235
Perrigo Co.	213,599	25,189,730
Salix Pharmaceuticals Ltd.(a)	132,756	7,227,237
SXC Health Solutions Corp.(a)(b)	157,515	15,627,063
Warner Chilcott PLC Class A(a)	383,068	6,864,579
Watson Pharmaceuticals Inc.(a)	291,331	21,555,581

		936,525,627
PIPELINES—0.62%
Kinder Morgan Inc.	1,110,887	35,792,779
ONEOK Inc.	475,413	20,114,724
Williams Companies Inc. (The)	1,423,668	41,030,112

		96,937,615
REAL ESTATE—0.08%
CBRE Group Inc. Class A(a)	750,162	12,272,650
St. Joe Co. (The)(a)	17,556	277,561

		12,550,211

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

REAL ESTATE INVESTMENT TRUSTS—2.21%
American Campus Communities Inc.	16,888	759,622
American Tower Corp.	897,998	62,779,040
Apartment Investment and Management Co. Class A(b)	217,068	5,867,348
Boston Properties Inc.(b)	57,851	6,269,313
BRE Properties Inc. Class A	49,795	2,490,746
Camden Property Trust(b)	138,243	9,354,904
Digital Realty Trust Inc.(b)	251,976	18,915,838
Equity Lifestyle Properties, Inc.	78,000	5,379,660
Equity Residential	54,297	3,385,961
Essex Property Trust Inc.(b)	80,521	12,393,792
Extra Space Storage Inc.	149,365	4,570,569
Federal Realty Investment Trust	114,727	11,941,933
HCP Inc.	67,137	2,964,099
Home Properties Inc.	59,412	3,645,520
Kilroy Realty Corp.	12,014	581,598
Mid-America Apartment Communities Inc.	88,363	6,029,891
Plum Creek Timber Co. Inc.(b)	369,279	14,660,376
Post Properties Inc.	50,829	2,488,080
Public Storage	324,684	46,887,617
Rayonier Inc.	221,666	9,952,803
Regency Centers Corp.	123,787	5,888,548
Simon Property Group Inc.	580,334	90,334,791
Tanger Factory Outlet Centers Inc.	211,801	6,788,222
Taubman Centers Inc.	41,783	3,223,976
Weyerhaeuser Co.	393,254	8,793,159

		346,347,406
RETAIL—9.28%
Advance Auto Parts Inc.	168,769	11,513,421
American Eagle Outfitters Inc.	347,717	6,860,456
Ascena Retail Group Inc.(a)	280,930	5,230,917
AutoNation Inc.(a)(b)	43,897	1,548,686
AutoZone Inc.(a)(b)	86,528	31,770,486
Bed Bath & Beyond Inc.(a)	528,350	32,652,030
Big Lots Inc.(a)(b)	151,370	6,174,382
Brinker International Inc.	172,363	5,493,209
CarMax Inc.(a)	94,943	2,462,821
Chico’s FAS Inc.	262,666	3,897,963
Chipotle Mexican Grill Inc.(a)(b)	72,018	27,363,239
Copart Inc.(a)(b)	232,763	5,514,156
Costco Wholesale Corp.	988,229	93,881,755
CVS Caremark Corp.	591,932	27,660,982
Darden Restaurants Inc.	292,710	14,819,907
Dick’s Sporting Goods Inc.	211,487	10,151,376
Dollar General Corp.(a)(b)	422,251	22,966,232
Dollar Tree Inc.(a)	526,764	28,339,903
DSW Inc. Class A	70,701	3,846,134
Dunkin’ Brands Group Inc.	185,901	6,383,840
Family Dollar Stores Inc.	220,959	14,689,354
Foot Locker Inc.	71,525	2,187,235
Gap Inc. (The)	692,746	18,953,531
GNC Holdings Inc. Class A	169,250	6,634,600
Home Depot Inc. (The)	3,489,496	184,908,393
Kohl’s Corp.	38,269	1,740,857
Limited Brands Inc.	552,003	23,476,688
Lowe’s Companies Inc.	359,127	10,213,572
Macy’s Inc.	127,974	4,395,907
McDonald’s Corp.	2,316,791	205,105,507
MSC Industrial Direct Co. Inc. Class A	104,173	6,828,540
Nordstrom Inc.	359,592	17,868,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Nu Skin Enterprises Inc. Class A	129,291	6,063,748
O’Reilly Automotive Inc.(a)(b)	287,022	24,043,833
Panera Bread Co. Class A(a)(b)	63,834	8,901,013
PetSmart Inc.	247,798	16,894,868
PVH Corp.	148,503	11,552,048
Ross Stores Inc.	514,970	32,170,176
Sally Beauty Holdings Inc.(a)	331,815	8,540,918
Starbucks Corp.	1,730,106	92,249,252
Target Corp.	85,478	4,973,965
Tiffany & Co.	243,334	12,884,535
TJX Companies Inc. (The)	1,691,048	72,596,691
Tractor Supply Co.	165,010	13,705,731
Ulta Salon, Cosmetics & Fragrance Inc.	143,793	13,427,390
Urban Outfitters Inc.(a)(b)	244,348	6,741,561
Wal-Mart Stores Inc.	3,040,099	211,955,702
Williams-Sonoma Inc.	110,280	3,856,492
World Fuel Services Corp.	52,585	1,999,808
Yum! Brands Inc.	1,051,259	67,722,105

		1,455,814,042
SAVINGS & LOANS—0.01%
People’s United Financial Inc.	176,553	2,049,780

		2,049,780
SEMICONDUCTORS—4.26%
Advanced Micro Devices Inc.(a)(b)	1,436,902	8,233,448
Altera Corp.	737,936	24,971,754
Analog Devices Inc.	57,857	2,179,473
Atmel Corp.(a)(b)	85,491	572,790
Avago Technologies Ltd.	524,829	18,841,361
Broadcom Corp. Class A(a)	781,327	26,408,853
Cypress Semiconductor Corp.(a)	204,446	2,702,776
Freescale Semiconductor Holdings I Ltd.(a)(b)	108,331	1,110,393
Intel Corp.	8,521,865	227,107,702
Lam Research Corp.(a)(b)	145,440	5,488,906
Linear Technology Corp.	526,411	16,492,457
LSI Corp.(a)	1,300,847	8,286,395
Maxim Integrated Products Inc.	333,904	8,561,298
Microchip Technology Inc.(b)	442,660	14,643,193
QUALCOMM Inc.	3,908,145	217,605,514
Rovi Corp.(a)	51,783	1,015,982
Silicon Laboratories Inc.(a)(b)	89,402	3,388,336
Skyworks Solutions Inc.(a)	386,236	10,571,279
Teradyne Inc.(a)	51,595	725,426
Texas Instruments Inc.	1,750,020	50,208,074
Xilinx Inc.	598,512	20,092,048

		669,207,458
SOFTWARE—7.39%
Adobe Systems Inc.(a)	649,961	21,039,238
Akamai Technologies Inc.(a)	375,037	11,907,425
ANSYS Inc.(a)(b)	212,997	13,442,241
Ariba Inc.(a)	224,248	10,037,340
Autodesk Inc.(a)	528,375	18,487,841
BMC Software Inc.(a)	365,284	15,590,321
Broadridge Financial Solutions Inc.	285,576	6,074,201
CA Inc.	46,219	1,252,073
Cerner Corp.(a)	328,839	27,181,832
Citrix Systems Inc.(a)	423,552	35,552,955
Compuware Corp.(a)	25,833	239,989

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

Concur Technologies Inc.(a)	104,193	7,095,543
Dun & Bradstreet Corp. (The)	73,592	5,237,543
Fiserv Inc.(a)	256,257	18,506,880
Informatica Corp.(a)(b)	247,540	10,485,794
Intuit Inc.	668,002	39,645,919
Microsoft Corp.	17,161,008	524,955,235
MSCI Inc. Class A(a)(b)	277,927	9,455,077
NetSuite Inc.(a)(b)	71,742	3,929,309
Nuance Communications Inc.(a)(b)	552,531	13,161,288
Oracle Corp.	8,710,801	258,710,790
Red Hat Inc.(a)(b)	441,047	24,910,335
Salesforce.com Inc.(a)(b)	315,682	43,646,193
SolarWinds Inc.(a)	140,867	6,136,166
Solera Holdings Inc.	158,880	6,639,595
VeriFone Systems Inc.(a)(b)	246,121	8,144,144
VMware Inc. Class A(a)(b)	202,235	18,411,474

		1,159,876,741
TELECOMMUNICATIONS—2.71%
Acme Packet Inc.(a)(b)	132,991	2,480,282
Crown Castle International Corp.(a)	666,505	39,097,183
EchoStar Corp. Class A(a)	23,781	628,294
Harris Corp.	77,260	3,233,331
IPG Photonics Corp.(a)(b)	72,842	3,175,183
Level 3 Communications Inc.(a)(b)	190,974	4,230,074
Motorola Solutions Inc.	663,688	31,930,030
NeuStar Inc. Class A(a)(b)	151,767	5,069,018
SBA Communications Corp. Class A(a)(b)	277,320	15,821,106
tw telecom inc.(a)(b)	344,144	8,830,735
Verizon Communications Inc.	6,477,017	287,838,636
Virgin Media Inc.(b)	628,601	15,331,578
Windstream Corp.	799,126	7,719,557

		425,385,007
TEXTILES—0.03%
Cintas Corp.	112,860	4,357,525

		4,357,525
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.(b)	238,169	8,066,784
Mattel Inc.	602,856	19,556,649

		27,623,433
TRANSPORTATION—2.43%
Alexander & Baldwin Holdings Inc.	6,735	358,639
C.H. Robinson Worldwide Inc.	369,461	21,624,552
Con-way Inc.	69,918	2,524,739
CSX Corp.	1,599,295	35,760,236
Expeditors International of Washington Inc.	438,966	17,009,933
FedEx Corp.	45,425	4,161,384
Golar LNG Ltd.(b)	99,424	3,748,285
J.B. Hunt Transport Services Inc.	205,274	12,234,330
Kansas City Southern Industries Inc.	196,177	13,646,072
Kirby Corp.(a)	94,665	4,456,828
Landstar System Inc.	107,221	5,545,470
Union Pacific Corp.	1,085,625	129,525,919
United Parcel Service Inc. Class B	1,651,413	130,065,288

		380,661,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2012

WATER—0.01%
Aqua America Inc.	31,451	785,017

		785,017

TOTAL COMMON STOCKS
(Cost: $13,600,916,460)		15,677,619,135

SHORT-TERM INVESTMENTS—4.51%

MONEY MARKET FUNDS—4.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	599,471,510	599,471,510
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	42,315,628	42,315,628
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	66,635,976	66,635,976

		708,423,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $708,423,114)		708,423,114

TOTAL INVESTMENTS IN SECURITIES—104.41%
(Cost: $14,309,339,574)		16,386,042,249
Other Assets, Less Liabilities—(4.41)%		(692,837,824)

NET ASSETS —100.00%		$15,693,204,425

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	28,712	$172,846
Interpublic Group of Companies Inc. (The)	706,228	7,662,574
Lamar Advertising Co. Class A(a)	17,836	510,110

		8,345,530
AEROSPACE & DEFENSE—1.12%
Alliant Techsystems Inc.	56,348	2,849,518
Boeing Co. (The)	123,174	9,151,828
Exelis Inc.	317,479	3,130,343
General Dynamics Corp.	538,646	35,529,090
L-3 Communications Holdings Inc.	165,172	12,224,380
Lockheed Martin Corp.	48,161	4,193,860
Northrop Grumman Corp.	426,415	27,201,013
Raytheon Co.	565,165	31,982,687
Spirit AeroSystems Holdings Inc. Class A(a)	154,552	3,682,974
Triumph Group Inc.	55,692	3,133,789

		133,079,482
AGRICULTURE—0.94%
Altria Group Inc.	772,799	26,700,205
Archer-Daniels-Midland Co.	1,116,516	32,959,552
Bunge Ltd.(b)	247,440	15,524,386
Philip Morris International Inc.	234,224	20,438,386
Reynolds American Inc.	370,587	16,628,239

		112,250,768
AIRLINES—0.14%
Copa Holdings SA Class A	10,500	866,040
Delta Air Lines Inc.(a)	519,921	5,693,135
Southwest Airlines Co.	1,048,966	9,671,467

		16,230,642
APPAREL—0.01%
Deckers Outdoor Corp.(a)	24,685	1,086,387

		1,086,387
AUTO MANUFACTURERS—0.93%
Ford Motor Co.	6,346,228	60,860,327
General Motors Co.(a)(b)	1,298,220	25,600,898
Navistar International Corp.(a)(b)	104,021	2,951,076
Oshkosh Corp.(a)	156,385	3,276,266
PACCAR Inc.	468,127	18,345,897

		111,034,464
AUTO PARTS & EQUIPMENT—0.40%
Johnson Controls Inc.	1,153,352	31,959,384
Lear Corp.	168,135	6,343,734
TRW Automotive Holdings Corp.(a)	170,702	6,275,005
Visteon Corp.(a)	82,800	3,105,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

WABCO Holdings Inc.(a)	7,884	417,300

		48,100,423
BANKS—12.20%
Associated Banc-Corp	297,401	3,922,719
Bank of America Corp.	18,262,321	149,385,786
Bank of Hawaii Corp.	77,155	3,545,272
Bank of New York Mellon Corp. (The)	2,022,263	44,388,673
BB&T Corp.	1,184,612	36,545,280
BOK Financial Corp.	44,363	2,581,927
Capital One Financial Corp.	981,188	53,631,736
CapitalSource Inc.	393,238	2,642,559
CIT Group Inc.(a)	340,452	12,133,709
Citigroup Inc.	4,969,116	136,203,470
City National Corp.	76,805	3,731,187
Comerica Inc.	333,418	10,239,267
Commerce Bancshares Inc.	127,290	4,824,291
Cullen/Frost Bankers Inc.	90,297	5,191,175
East West Bancorp Inc.	245,076	5,749,483
Fifth Third Bancorp	1,559,888	20,902,499
First Citizens BancShares Inc. Class A	8,552	1,425,191
First Horizon National Corp.	428,226	3,704,155
First Republic Bank(a)(b)	172,958	5,811,389
Fulton Financial Corp.	341,964	3,416,220
Goldman Sachs Group Inc. (The)	832,386	79,792,522
Huntington Bancshares Inc.	1,465,859	9,381,498
J.P. Morgan Chase & Co.	6,448,539	230,406,299
KeyCorp	1,615,894	12,507,020
M&T Bank Corp.	214,571	17,717,127
Morgan Stanley	2,612,386	38,114,712
Northern Trust Corp.	365,506	16,820,586
PNC Financial Services Group Inc. (The)(c)	896,538	54,787,437
Popular Inc.(a)(b)	167,898	2,788,786
Regions Financial Corp.	2,394,623	16,163,705
Signature Bank(a)	68,258	4,161,690
State Street Corp.	828,497	36,984,106
SunTrust Banks Inc.	912,428	22,108,130
SVB Financial Group(a)	74,988	4,403,295
Synovus Financial Corp.	1,305,270	2,584,435
TCF Financial Corp.	273,176	3,136,061
U.S. Bancorp	3,206,270	103,113,643
Valley National Bancorp(b)	335,280	3,553,968
Wells Fargo & Co.	8,299,696	277,541,834
Zions Bancorp	312,239	6,063,681

		1,452,106,523
BEVERAGES—0.41%
Beam Inc.	267,312	16,704,327
Brown-Forman Corp. Class B NVS	21,482	2,080,532
Coca-Cola Enterprises Inc.	471,626	13,224,393
Constellation Brands Inc. Class A(a)	266,358	7,207,647
Green Mountain Coffee Roasters Inc.(a)	35,986	783,775
Molson Coors Brewing Co. Class B NVS	217,141	9,035,237

		49,035,911
BIOTECHNOLOGY—0.15%
Amylin Pharmaceuticals Inc.(a)	26,541	749,252
Bio-Rad Laboratories Inc. Class A(a)(b)	33,984	3,398,740
Charles River Laboratories International Inc.(a)	30,433	996,985

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Life Technologies Corp.(a)	274,290	12,340,307

		17,485,284
BUILDING MATERIALS—0.12%
Fortune Brands Home & Security Inc.(a)	225,932	5,031,506
Martin Marietta Materials Inc.	37,985	2,993,978
Owens Corning(a)(b)	206,208	5,885,176

		13,910,660
CHEMICALS—1.65%
Air Products and Chemicals Inc.	358,507	28,942,270
Albemarle Corp.	65,948	3,933,139
Ashland Inc.	133,024	9,219,893
Cabot Corp.	107,457	4,373,500
CF Industries Holdings Inc.	86,592	16,776,334
Cytec Industries Inc.	76,181	4,467,254
Dow Chemical Co. (The)	2,022,216	63,699,804
Eastman Chemical Co.	46,569	2,345,680
Huntsman Corp.	324,302	4,196,468
Intrepid Potash Inc.(a)	47,779	1,087,450
Kronos Worldwide Inc.	34,643	547,013
LyondellBasell Industries NV Class A	503,351	20,269,945
Mosaic Co. (The)	502,831	27,535,025
Rockwood Holdings Inc.	81,407	3,610,400
RPM International Inc.	136,198	3,704,586
W.R. Grace & Co.(a)	10,115	510,302
Westlake Chemical Corp.	24,026	1,255,599

		196,474,662
COAL—0.26%
Alpha Natural Resources Inc.(a)	373,603	3,254,082
CONSOL Energy Inc.	385,848	11,668,044
Peabody Energy Corp.	461,897	11,325,714
Walter Energy Inc.	105,982	4,680,165

		30,928,005
COMMERCIAL SERVICES—0.48%
Aaron’s Inc.	30,712	869,457
Booz Allen Hamilton Holding Corp.(b)	41,398	632,561
CoreLogic Inc.(a)(b)	181,158	3,317,003
Corrections Corp. of America	166,060	4,890,467
DeVry Inc.	111,055	3,439,373
Equifax Inc.	20,378	949,615
Genpact Ltd.(a)(b)	40,637	675,793
H&R Block Inc.	185,563	2,965,297
Hertz Global Holdings Inc.(a)	182,927	2,341,466
Iron Mountain Inc.	17,479	576,108
KAR Auction Services Inc.(a)	49,320	847,811
Manpower Inc.	135,927	4,981,725
Paychex Inc.	37,320	1,172,221
Quanta Services Inc.(a)	354,278	8,527,471
R.R. Donnelley & Sons Co.(b)	305,568	3,596,535
SAIC Inc.	310,927	3,768,435
Service Corp. International	367,976	4,551,863
Total System Services Inc.	38,949	932,050
Towers Watson & Co. Class A	102,985	6,168,802
Verisk Analytics Inc. Class A(a)	34,874	1,717,893

		56,921,946

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

COMPUTERS—1.29%
Brocade Communications Systems Inc.(a)(b)	777,456	3,832,858
Computer Sciences Corp.	263,092	6,529,944
Dell Inc.(a)	2,500,032	31,300,401
Diebold Inc.	98,429	3,633,014
DST Systems Inc.	47,420	2,575,380
Hewlett-Packard Co.	3,345,258	67,273,138
Lexmark International Inc. Class A	116,557	3,098,085
NetApp Inc.(a)	202,520	6,444,186
SanDisk Corp.(a)	412,719	15,055,989
Synopsys Inc.(a)	228,860	6,735,350
Western Digital Corp.(a)	236,697	7,214,525

		153,692,870
COSMETICS & PERSONAL CARE—2.30%
Avon Products Inc.	167,721	2,718,758
Colgate-Palmolive Co.	67,148	6,990,107
Procter & Gamble Co. (The)	4,302,885	263,551,706

		273,260,571
DISTRIBUTION & WHOLESALE—0.13%
Arrow Electronics Inc.(a)(b)	189,177	6,206,897
Ingram Micro Inc. Class A(a)(b)	258,033	4,507,837
MRC Global Inc.(a)	14,963	318,413
WESCO International Inc.(a)(b)	73,917	4,253,923

		15,287,070
DIVERSIFIED FINANCIAL SERVICES—2.17%
Affiliated Managers Group Inc.(a)	22,105	2,419,392
Air Lease Corp.(a)	114,336	2,216,975
American Express Co.	606,064	35,278,985
Ameriprise Financial Inc.	370,658	19,370,587
BlackRock Inc.(c)	100,413	17,052,136
CBOE Holdings Inc.	20,051	555,012
Charles Schwab Corp. (The)	1,821,843	23,556,430
CME Group Inc.	112,686	30,212,243
Discover Financial Services	899,213	31,094,786
E*TRADE Financial Corp.(a)	484,517	3,895,517
Federated Investors Inc. Class B(b)	23,585	515,332
Franklin Resources Inc.	181,307	20,123,264
Interactive Brokers Group Inc. Class A	62,374	918,145
Invesco Ltd.	759,912	17,174,011
Janus Capital Group Inc.	316,776	2,477,188
Jefferies Group Inc.	242,750	3,153,323
Legg Mason Inc.	239,331	6,311,159
LPL Financial Holdings Inc.	12,958	437,592
NASDAQ OMX Group Inc. (The)	197,533	4,478,073
NYSE Euronext Inc.	430,711	11,017,587
Raymond James Financial Inc.	192,176	6,580,106
SLM Corp.	826,899	12,990,583
TD Ameritrade Holding Corp.	393,333	6,686,661

		258,515,087
ELECTRIC—6.43%
AES Corp. (The)(a)	1,087,779	13,956,205
Alliant Energy Corp.	188,108	8,572,082
Ameren Corp.	411,355	13,796,847

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

American Electric Power Co. Inc.	821,157	32,764,164
Calpine Corp.(a)(b)	686,101	11,327,528
CMS Energy Corp.	444,101	10,436,373
Consolidated Edison Inc.	496,611	30,884,238
Dominion Resources Inc.	968,963	52,324,002
DTE Energy Co.	288,408	17,111,247
Duke Energy Corp.(a)	2,268,728	52,316,868
Edison International	552,398	25,520,788
Entergy Corp.	300,360	20,391,440
Exelon Corp.	1,445,222	54,369,252
FirstEnergy Corp.	709,058	34,878,563
Great Plains Energy Inc.	231,048	4,946,738
Hawaiian Electric Industries Inc.	164,174	4,682,242
Integrys Energy Group Inc.	132,715	7,547,502
MDU Resources Group Inc.	320,102	6,917,404
National Fuel Gas Co.	120,448	5,658,647
NextEra Energy Inc.	707,114	48,656,514
Northeast Utilities	531,694	20,635,044
NRG Energy Inc.(a)	386,011	6,701,151
NV Energy Inc.	400,062	7,033,090
OGE Energy Corp.	167,138	8,656,077
Pepco Holdings Inc.	386,982	7,573,238
PG&E Corp.	716,033	32,414,814
Pinnacle West Capital Corp.	185,595	9,602,685
PPL Corp.	983,404	27,348,465
Progress Energy Inc.	501,896	30,199,082
Public Service Enterprise Group Inc.	857,725	27,876,062
SCANA Corp.(b)	198,186	9,481,218
Southern Co. (The)	1,469,657	68,045,119
TECO Energy Inc.	365,612	6,602,953
Westar Energy Inc.	213,979	6,408,671
Wisconsin Energy Corp.	390,709	15,460,355
Xcel Energy Inc.	825,583	23,454,813

		764,551,481
ELECTRICAL COMPONENTS & EQUIPMENT—0.24%
Emerson Electric Co.	197,795	9,213,291
Energizer Holdings Inc.(a)	110,849	8,341,387
General Cable Corp.(a)(b)	79,273	2,056,342
GrafTech International Ltd.(a)(b)	208,548	2,012,488
Hubbell Inc. Class B	17,251	1,344,543
Molex Inc.	232,765	5,572,394

		28,540,445
ELECTRONICS—0.91%
Avnet Inc.(a)(b)	245,899	7,588,443
AVX Corp.	82,268	879,445
FLIR Systems Inc.	49,726	969,657
Garmin Ltd.	171,288	6,558,617
Itron Inc.(a)(b)	67,241	2,773,019
Jabil Circuit Inc.	256,570	5,216,068
PerkinElmer Inc.	194,308	5,013,146
Tech Data Corp.(a)(b)	67,569	3,254,799
Thermo Fisher Scientific Inc.	622,755	32,327,212
Tyco International Ltd.	784,806	41,476,997
Vishay Intertechnology Inc.(a)(b)	249,692	2,354,596

		108,411,999
ENGINEERING & CONSTRUCTION—0.30%
AECOM Technology Corp.(a)	191,502	3,150,208

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Chicago Bridge & Iron Co. NV	63,101	2,395,314
Fluor Corp.	72,568	3,580,505
Jacobs Engineering Group Inc.(a)	217,570	8,237,200
KBR Inc.	251,670	6,218,766
McDermott International Inc.(a)	399,523	4,450,686
Shaw Group Inc. (The)(a)	111,693	3,050,336
URS Corp.	128,363	4,477,301

		35,560,316
ENTERTAINMENT—0.14%
Dolby Laboratories Inc. Class A(a)	35,690	1,473,997
DreamWorks Animation SKG Inc. Class A(a)(b)	114,624	2,184,733
International Game Technology	223,132	3,514,329
Madison Square Garden Inc. Class A(a)	96,786	3,623,668
Penn National Gaming Inc.(a)(b)	102,786	4,583,228
Regal Entertainment Group Class A(b)	83,086	1,143,263

		16,523,218
ENVIRONMENTAL CONTROL—0.41%
Covanta Holding Corp.	171,526	2,941,671
Republic Services Inc.	514,067	13,602,213
Waste Connections Inc.	196,852	5,889,812
Waste Management Inc.	784,841	26,213,689

		48,647,385
FOOD—1.83%
Campbell Soup Co.	63,338	2,114,222
ConAgra Foods Inc.	704,312	18,262,810
Dean Foods Co.(a)	44,329	754,923
General Mills Inc.	238,129	9,177,492
H.J. Heinz Co.	204,451	11,118,045
Hillshire Brands Co.	29,745	862,308
Hormel Foods Corp.	97,755	2,973,707
Ingredion Inc.	101,871	5,044,652
J.M. Smucker Co. (The)	189,916	14,342,456
Kellogg Co.	22,504	1,110,122
Kraft Foods Inc. Class A	2,845,117	109,878,419
Ralcorp Holdings Inc.(a)	93,593	6,246,397
Safeway Inc.(b)	351,274	6,375,623
Smithfield Foods Inc.(a)	273,027	5,905,574
Sysco Corp.	469,813	14,005,126
Tyson Foods Inc. Class A	492,651	9,276,618

		217,448,494
FOREST PRODUCTS & PAPER—0.29%
Domtar Corp.	61,134	4,689,589
International Paper Co.	741,531	21,437,661
MeadWestvaco Corp.	291,998	8,394,943

		34,522,193
GAS—0.69%
AGL Resources Inc.	198,866	7,706,058
Atmos Energy Corp.	152,605	5,351,857
CenterPoint Energy Inc.	724,433	14,974,030
NiSource Inc.	481,632	11,920,392
Questar Corp.	234,087	4,883,055
Sempra Energy	408,592	28,143,817
UGI Corp.	190,433	5,604,443

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Vectren Corp.	135,696	4,005,746

		82,589,398
HAND & MACHINE TOOLS—0.27%
Kennametal Inc.	135,753	4,500,212
Regal Beloit Corp.	65,772	4,094,964
Snap-on Inc.	78,891	4,910,965
Stanley Black & Decker Inc.	289,733	18,647,216

		32,153,357
HEALTH CARE - PRODUCTS—1.78%
Alere Inc.(a)(b)	138,028	2,683,264
Baxter International Inc.	79,322	4,215,964
Becton, Dickinson and Co.	23,382	1,747,805
Boston Scientific Corp.(a)	2,423,177	13,739,414
CareFusion Corp.(a)	376,310	9,663,641
Cooper Companies Inc. (The)	56,348	4,494,316
Covidien PLC	776,045	41,518,408
Henry Schein Inc.(a)(b)	65,803	5,164,877
Hill-Rom Holdings Inc.	105,246	3,246,839
Hologic Inc.(a)(b)	445,879	8,043,657
Hospira Inc.(a)(b)	280,030	9,795,449
Medtronic Inc.	1,647,443	63,805,467
QIAGEN NV(a)(b)	399,215	6,666,891
Sirona Dental Systems Inc.(a)	76,863	3,459,604
St. Jude Medical Inc.	121,877	4,864,111
Stryker Corp.	138,646	7,639,395
Teleflex Inc.	69,412	4,227,885
Zimmer Holdings Inc.	268,764	17,297,651

		212,274,638
HEALTH CARE - SERVICES—2.24%
Aetna Inc.	588,998	22,835,452
AMERIGROUP Corp.(a)(b)	24,903	1,641,357
Brookdale Senior Living Inc.(a)	164,865	2,924,705
Cigna Corp.	488,831	21,508,564
Community Health Systems Inc.(a)	154,107	4,319,619
Covance Inc.(a)(b)	88,126	4,216,829
Coventry Health Care Inc.	242,180	7,698,902
HCA Holdings Inc.	98,505	2,997,507
Health Management Associates Inc. Class A(a)(b)	434,765	3,412,905
Health Net Inc.(a)(b)	142,776	3,465,174
Humana Inc.	276,661	21,424,628
LifePoint Hospitals Inc.(a)(b)	83,234	3,410,929
Lincare Holdings Inc.	33,273	1,131,947
MEDNAX Inc.(a)(b)	83,437	5,718,772
Quest Diagnostics Inc.	237,276	14,212,832
Tenet Healthcare Corp.(a)	666,070	3,490,207
UnitedHealth Group Inc.	1,756,085	102,730,973
Universal Health Services Inc. Class B	142,917	6,168,298
WellPoint Inc.	526,149	33,563,045

		266,872,645
HOLDING COMPANIES - DIVERSIFIED—0.14%
American Capital Ltd.(a)	566,438	5,704,030
Ares Capital Corp.	376,102	6,002,588
Leucadia National Corp.	255,614	5,436,910

		17,143,528

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

HOME BUILDERS—0.27%
D.R. Horton Inc.	436,765	8,027,740
Lennar Corp. Class A(b)	274,242	8,476,820
NVR Inc.(a)(b)	927	787,950
PulteGroup Inc.(a)	580,081	6,206,867
Thor Industries Inc.	67,475	1,849,490
Toll Brothers Inc.(a)(b)	243,626	7,243,001

		32,591,868
HOME FURNISHINGS—0.11%
Harman International Industries Inc.	119,532	4,733,467
Whirlpool Corp.	130,968	8,010,003

		12,743,470
HOUSEHOLD PRODUCTS & WARES—0.30%
Avery Dennison Corp.	176,207	4,817,500
Church & Dwight Co. Inc.	90,173	5,001,896
Clorox Co. (The)	206,844	14,987,916
Jarden Corp.	104,095	4,374,072
Kimberly-Clark Corp.	70,456	5,902,099
Scotts Miracle-Gro Co. (The) Class A	7,434	305,686

		35,389,169
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	491,457	8,915,030

		8,915,030
INSURANCE—6.98%
ACE Ltd.	574,262	42,570,042
Aflac Inc.	792,856	33,767,737
Alleghany Corp.(a)(b)	28,708	9,753,543
Allied World Assurance Co. Holdings Ltd.	30,186	2,398,881
Allstate Corp. (The)	831,664	29,183,090
American Financial Group Inc.	144,916	5,685,055
American International Group Inc.(a)	1,093,266	35,082,906
American National Insurance Co.	11,711	834,643
Aon PLC	506,393	23,689,065
Arch Capital Group Ltd.(a)(b)	203,906	8,093,029
Aspen Insurance Holdings Ltd.(b)	121,470	3,510,483
Assurant Inc.	145,349	5,063,959
Assured Guaranty Ltd.	273,250	3,852,825
Axis Capital Holdings Ltd.(b)	185,572	6,040,369
Berkshire Hathaway Inc. Class B(a)	3,016,761	251,386,694
Brown & Brown Inc.	180,540	4,923,326
Chubb Corp. (The)	457,698	33,329,568
Cincinnati Financial Corp.	247,518	9,423,010
CNA Financial Corp.	45,357	1,257,296
Endurance Specialty Holdings Ltd.(b)	65,949	2,527,166
Everest Re Group Ltd.	89,441	9,256,249
Fidelity National Financial Inc. Class A	377,695	7,274,406
Genworth Financial Inc. Class A(a)	814,388	4,609,436
Hanover Insurance Group Inc. (The)	41,578	1,626,947
Hartford Financial Services Group Inc. (The)	747,423	13,177,068
HCC Insurance Holdings Inc.	171,542	5,386,419
Kemper Corp.	82,617	2,540,473
Lincoln National Corp.	483,864	10,582,106
Loews Corp.	528,827	21,634,313

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Markel Corp.(a)	16,363	7,227,537
Marsh & McLennan Companies Inc.	192,607	6,207,724
MBIA Inc.(a)(b)	239,753	2,591,730
Mercury General Corp.	43,451	1,810,603
MetLife Inc.	1,442,466	44,500,076
Old Republic International Corp.	435,639	3,611,447
PartnerRe Ltd.	109,428	8,280,417
Principal Financial Group Inc.	508,841	13,346,899
ProAssurance Corp.	51,980	4,630,898
Progressive Corp. (The)	1,036,174	21,583,504
Protective Life Corp.	135,602	3,988,055
Prudential Financial Inc.	792,038	38,358,400
Reinsurance Group of America Inc.	124,954	6,648,802
RenaissanceRe Holdings Ltd.	87,749	6,669,801
StanCorp Financial Group Inc.	74,827	2,780,571
Torchmark Corp.	166,905	8,437,048
Travelers Companies Inc. (The)	373,332	23,833,515
Unum Group	484,595	9,270,302
Validus Holdings Ltd.	142,870	4,576,126
W.R. Berkley Corp.	188,059	7,319,256
White Mountains Insurance Group Ltd.(b)	10,090	5,264,458
XL Group PLC	528,443	11,118,441

		830,515,714
INTERNET—0.64%
AOL Inc.(a)(b)	122,186	3,430,983
Expedia Inc.	55,560	2,670,769
HomeAway Inc.(a)(b)	5,818	126,484
IAC/InterActiveCorp	105,220	4,798,032
Liberty Interactive Corp. Series A(a)	811,662	14,439,467
Symantec Corp.(a)	1,152,474	16,837,645
VeriSign Inc.(a)	21,453	934,707
Yahoo! Inc.(a)	2,066,271	32,709,070

		75,947,157
IRON & STEEL—0.49%
Allegheny Technologies Inc.	181,641	5,792,532
Carpenter Technology Corp.	69,417	3,320,909
Cliffs Natural Resources Inc.	241,601	11,908,513
Commercial Metals Co.	199,821	2,525,738
Nucor Corp.	537,539	20,372,728
Reliance Steel & Aluminum Co.	127,416	6,434,508
Steel Dynamics Inc.	291,316	3,422,963
United States Steel Corp.(b)	244,095	5,028,357

		58,806,248
LEISURE TIME—0.26%
Carnival Corp.	704,619	24,147,293
Royal Caribbean Cruises Ltd.	256,752	6,683,255

		30,830,548
LODGING—0.11%
Choice Hotels International Inc.	41,128	1,642,241
Hyatt Hotels Corp. Class A(a)	76,642	2,848,017
Marriott International Inc. Class A	33,643	1,318,806
MGM Resorts International(a)	674,064	7,522,554

		13,331,618

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

MACHINERY—0.28%
AGCO Corp.(a)	162,123	7,413,885
CNH Global NV(a)(b)	48,249	1,874,956
Flowserve Corp.	7,121	817,135
Gardner Denver Inc.	84,930	4,493,646
IDEX Corp.	114,846	4,476,697
Manitowoc Co. Inc. (The)	53,447	625,330
Nordson Corp.	7,979	409,243
Terex Corp.(a)(b)	188,604	3,362,809
Xylem Inc.	280,082	7,049,664
Zebra Technologies Corp. Class A(a)	74,065	2,544,874

		33,068,239
MANUFACTURING—4.44%
3M Co.	118,809	10,645,286
AptarGroup Inc.	74,924	3,824,870
Carlisle Companies Inc.	95,932	5,086,315
Colfax Corp.(a)	58,006	1,599,225
Cooper Industries PLC	83,587	5,698,962
Crane Co.	83,999	3,055,883
Danaher Corp.	648,735	33,786,119
Dover Corp.	311,384	16,693,296
Eaton Corp.	572,601	22,692,178
General Electric Co.	17,949,332	374,064,079
Harsco Corp.	136,621	2,784,336
Illinois Tool Works Inc.	40,400	2,136,756
Ingersoll-Rand PLC	91,132	3,843,948
ITT Corp.	119,487	2,102,971
Leggett & Platt Inc.	237,728	5,023,193
Parker Hannifin Corp.	140,847	10,828,317
Pentair Inc.	167,903	6,427,327
SPX Corp.	59,925	3,914,301
Textron Inc.	445,708	11,084,758
Trinity Industries Inc.	137,666	3,438,897

		528,731,017
MEDIA—3.09%
Cablevision NY Group Class A	303,290	4,030,724
CBS Corp. Class B NVS	912,091	29,898,343
Comcast Corp. Class A	2,380,972	76,119,675
DISH Network Corp. Class A	75,774	2,163,348
Gannett Co. Inc.	398,263	5,866,414
John Wiley & Sons Inc. Class A	45,153	2,212,045
Liberty Media Corp. Series A(a)	172,061	15,125,883
News Corp. Class A NVS	2,329,153	51,916,820
Nielsen Holdings NV(a)	154,853	4,060,246
Thomson Reuters Corp.	629,482	17,908,763
Time Warner Inc.	1,623,549	62,506,636
Walt Disney Co. (The)	1,912,024	92,733,164
Washington Post Co. (The) Class B	7,191	2,688,140

		367,230,201
METAL FABRICATE & HARDWARE—0.05%
Timken Co. (The)	135,118	6,187,053

		6,187,053

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

MINING—1.06%
Alcoa Inc.	1,808,482	15,824,217
Freeport-McMoRan Copper & Gold Inc.	1,604,664	54,670,902
Molycorp Inc.(a)(b)	83,409	1,797,464
Newmont Mining Corp.	831,778	40,349,551
Southern Copper Corp.	69,374	2,185,975
Tahoe Resources Inc.(a)	106,553	1,480,021
Titanium Metals Corp.	135,828	1,536,215
Vulcan Materials Co.	219,343	8,710,111

		126,554,456
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.(b)	110,282	1,650,922
Xerox Corp.	2,284,983	17,982,816

		19,633,738
OIL & GAS—14.91%
Anadarko Petroleum Corp.	844,636	55,914,903
Apache Corp.	662,632	58,238,726
Atwood Oceanics Inc.(a)(b)	66,157	2,503,381
Cheniere Energy Inc.(a)	109,475	1,613,662
Chesapeake Energy Corp.	1,122,960	20,887,056
Chevron Corp.	3,341,850	352,565,175
Cimarex Energy Co.	145,358	8,012,133
Cobalt International Energy Inc.(a)	19,681	462,504
ConocoPhillips	2,140,561	119,614,549
Denbury Resources Inc.(a)	662,411	10,009,030
Devon Energy Corp.	685,621	39,759,162
Diamond Offshore Drilling Inc.	116,703	6,900,648
Energen Corp.	122,258	5,517,504
EQT Corp.	223,199	11,970,162
EXCO Resources Inc.(b)	210,270	1,595,949
Exxon Mobil Corp.	7,922,264	677,908,131
Helmerich & Payne Inc.	125,094	5,439,087
Hess Corp.	516,050	22,422,373
HollyFrontier Corp.	350,669	12,424,203
Laredo Petroleum Holdings Inc.(a)	2,579	53,643
Marathon Oil Corp.	1,195,844	30,577,731
Marathon Petroleum Corp.	577,676	25,949,206
Murphy Oil Corp.	329,246	16,557,781
Nabors Industries Ltd.(a)	492,120	7,086,528
Newfield Exploration Co.(a)	228,609	6,700,530
Noble Energy Inc.	234,510	19,891,138
Occidental Petroleum Corp.	1,372,909	117,754,405
Patterson-UTI Energy Inc.	264,774	3,855,109
Phillips 66(a)	1,060,451	35,249,391
Pioneer Natural Resources Co.	34,398	3,034,248
Plains Exploration & Production Co.(a)(b)	218,512	7,687,252
QEP Resources Inc.	302,499	9,065,895
Rowan Companies PLC(a)	210,586	6,808,245
SandRidge Energy Inc.(a)(b)	830,006	5,552,740
SM Energy Co.	18,134	890,561
Southwestern Energy Co.(a)	387,177	12,362,562
Sunoco Inc.	23,556	1,118,910
Tesoro Corp.(a)	237,880	5,937,485
Ultra Petroleum Corp.(a)(b)	259,318	5,982,466
Unit Corp.(a)	82,369	3,038,592
Valero Energy Corp.	937,359	22,637,220
Whiting Petroleum Corp.(a)	171,135	7,037,071

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

WPX Energy Inc.(a)(b)	337,948	5,467,999

		1,774,055,046
OIL & GAS SERVICES—0.92%
Baker Hughes Inc.	743,490	30,557,439
Cameron International Corp.(a)	96,847	4,136,335
Halliburton Co.	1,065,807	30,258,261
National Oilwell Varco Inc.	557,917	35,952,171
Oil States International Inc.(a)(b)	11,975	792,745
RPC Inc.(b)	13,218	157,162
SEACOR Holdings Inc.(a)	19,716	1,762,216
Superior Energy Services Inc.(a)	267,159	5,404,627

		109,020,956
PACKAGING & CONTAINERS—0.27%
Bemis Co. Inc.	174,752	5,476,728
Crown Holdings Inc.(a)	191,867	6,617,493
Greif Inc. Class A	53,154	2,179,314
Owens-Illinois Inc.(a)	72,625	1,392,221
Packaging Corp. of America	12,267	346,420
Rock-Tenn Co. Class A	106,078	5,786,555
Sealed Air Corp.	329,005	5,079,837
Sonoco Products Co.	170,496	5,140,454

		32,019,022
PHARMACEUTICALS—7.24%
Abbott Laboratories	138,699	8,941,924
Bristol-Myers Squibb Co.	263,435	9,470,488
Cardinal Health Inc.	269,887	11,335,254
DENTSPLY International Inc.	133,111	5,032,927
Eli Lilly and Co.	1,104,926	47,412,375
Endo Health Solutions Inc.(a)	73,750	2,284,775
Forest Laboratories Inc.(a)	450,446	15,761,106
Johnson & Johnson(b)	3,605,582	243,593,120
Merck & Co. Inc.	5,152,818	215,130,151
Mylan Inc.(a)	58,798	1,256,513
Omnicare Inc.	191,507	5,980,764
Patterson Companies Inc.	11,335	390,717
Pfizer Inc.	12,685,102	291,757,346
VCA Antech Inc.(a)	148,463	3,263,217

		861,610,677
PIPELINES—0.27%
Spectra Energy Corp.	1,106,699	32,160,673

		32,160,673
REAL ESTATE—0.11%
Forest City Enterprises Inc. Class A(a)	232,927	3,400,734
Howard Hughes Corp. (The)(a)(b)	46,530	2,868,109
Jones Lang LaSalle Inc.	74,190	5,220,751
St. Joe Co. (The)(a)(b)	97,464	1,540,906

		13,030,500
REAL ESTATE INVESTMENT TRUSTS—4.29%
Alexandria Real Estate Equities Inc.	105,248	7,653,635
American Campus Communities Inc.	114,127	5,133,432
American Capital Agency Corp.	508,606	17,094,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Annaly Capital Management Inc.(b)	1,645,360	27,609,141
Apartment Investment and Management Co. Class A	64,734	1,749,760
AvalonBay Communities Inc.	161,665	22,872,364
BioMed Realty Trust Inc.	261,440	4,883,699
Boston Properties Inc.	211,100	22,876,907
Brandywine Realty Trust(b)	241,436	2,979,320
BRE Properties Inc. Class A	93,081	4,655,912
Camden Property Trust	33,601	2,273,780
CBL & Associates Properties Inc.	252,020	4,924,471
Chimera Investment Corp.(b)	1,741,237	4,109,319
CommonWealth REIT	142,485	2,724,313
Corporate Office Properties Trust(b)	122,150	2,871,747
DDR Corp.(b)	372,692	5,456,211
Douglas Emmett Inc.(b)	236,685	5,467,423
Duke Realty Corp.(b)	451,670	6,612,449
Equity Lifestyle Properties, Inc.	12,199	841,365
Equity Residential	469,431	29,273,717
Extra Space Storage Inc.	65,366	2,000,200
Federal Realty Investment Trust	23,283	2,423,527
General Growth Properties Inc.	895,211	16,194,367
Hatteras Financial Corp.	165,822	4,742,509
HCP Inc.	661,464	29,203,636
Health Care REIT Inc.	362,513	21,134,508
Home Properties Inc.	38,465	2,360,212
Hospitality Properties Trust(b)	209,430	5,187,581
Host Hotels & Resorts Inc.(b)	1,219,419	19,291,209
Kilroy Realty Corp.	106,989	5,179,337
Kimco Realty Corp.	689,886	13,128,531
Liberty Property Trust(b)	175,583	6,468,478
Macerich Co. (The)	224,783	13,273,436
Mack-Cali Realty Corp.(b)	149,281	4,339,599
MFA Financial Inc.	605,340	4,776,133
Mid-America Apartment Communities Inc.	3,902	266,272
National Retail Properties Inc.	181,489	5,134,324
Piedmont Office Realty Trust Inc. Class A	292,788	5,038,881
Post Properties Inc.	54,051	2,645,796
Prologis Inc.	780,582	25,938,740
Rayonier Inc.	43,208	1,940,039
Realty Income Corp.(b)	226,162	9,446,787
Regency Centers Corp.(b)	60,655	2,885,358
Retail Properties of America Inc. Class A	144,353	1,403,111
Senior Housing Properties Trust	274,478	6,126,349
Simon Property Group Inc.	81,731	12,722,247
SL Green Realty Corp.(b)	151,958	12,193,110
Taubman Centers Inc.	68,637	5,296,031
UDR Inc.(b)	419,456	10,838,743
Ventas Inc.(b)	490,082	30,933,976
Vornado Realty Trust	314,779	26,435,140
Weingarten Realty Investors(b)	205,431	5,411,053
Weyerhaeuser Co.	619,597	13,854,189

		510,276,622
RETAIL—3.38%
Abercrombie & Fitch Co. Class A	143,886	4,912,268
American Eagle Outfitters Inc.	74,351	1,466,945
AutoNation Inc.(a)(b)	27,721	977,997
Best Buy Co. Inc.(b)	456,554	9,569,372
CarMax Inc.(a)(b)	316,443	8,208,531
Chico’s FAS Inc.	84,617	1,255,716
CVS Caremark Corp.	1,730,640	80,872,807
Dillard’s Inc. Class A	49,923	3,179,097
DSW Inc. Class A	2,687	146,173

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Foot Locker Inc.	204,440	6,251,775
GameStop Corp. Class A(b)	223,663	4,106,453
Guess? Inc.	109,872	3,336,813
J.C. Penney Co. Inc.(b)	270,503	6,305,425
Kohl’s Corp.	384,011	17,468,660
Lowe’s Companies Inc.	1,766,471	50,238,435
Macy’s Inc.	608,035	20,886,002
PVH Corp.	9,165	712,945
Sally Beauty Holdings Inc.(a)	16,577	426,692
Sears Holdings Corp.(a)(b)	61,329	3,661,341
Signet Jewelers Ltd.(b)	144,264	6,349,059
Staples Inc.	1,168,414	15,247,803
Target Corp.	1,055,699	61,431,125
Tiffany & Co.	34,397	1,821,321
Wal-Mart Stores Inc.	604,602	42,152,852
Walgreen Co.	1,462,903	43,272,671
Wendy’s Co. (The)	474,811	2,241,108
Williams-Sonoma Inc.	65,777	2,300,222
World Fuel Services Corp.	82,911	3,153,105

		401,952,713
SAVINGS & LOANS—0.29%
BankUnited Inc.	57,432	1,354,247
Capitol Federal Financial Inc.	276,693	3,287,113
First Niagara Financial Group Inc.	598,096	4,575,434
Hudson City Bancorp Inc.	895,631	5,705,169
New York Community Bancorp Inc.	744,438	9,327,808
People’s United Financial Inc.	472,392	5,484,471
TFS Financial Corp.(a)	135,900	1,297,845
Washington Federal Inc.	181,122	3,059,151

		34,091,238
SEMICONDUCTORS—1.89%
Analog Devices Inc.	462,878	17,436,614
Applied Materials Inc.	2,173,300	24,906,018
Atmel Corp.(a)	688,629	4,613,814
Avago Technologies Ltd.	24,427	876,929
Broadcom Corp. Class A(a)	355,043	12,000,453
Cree Inc.(a)(b)	196,985	5,056,605
Cypress Semiconductor Corp.(a)	106,480	1,407,666
Fairchild Semiconductor International Inc.(a)(b)	208,674	2,942,303
Freescale Semiconductor Holdings I Ltd.(a)(b)	4,797	49,169
Intel Corp.	2,186,677	58,274,942
KLA-Tencor Corp.	283,735	13,973,949
Lam Research Corp.(a)(b)	233,663	8,818,442
Marvell Technology Group Ltd.	796,637	8,986,065
Maxim Integrated Products Inc.	247,762	6,352,618
Micron Technology Inc.(a)	1,678,127	10,588,981
NVIDIA Corp.(a)	1,049,288	14,501,160
ON Semiconductor Corp.(a)	770,055	5,467,391
PMC-Sierra Inc.(a)(b)	393,503	2,416,109
Rovi Corp.(a)	149,635	2,935,839
Silicon Laboratories Inc.(a)(b)	3,817	144,664
Skyworks Solutions Inc.(a)	35,084	960,249
Teradyne Inc.(a)(b)	278,108	3,910,199
Texas Instruments Inc.	636,369	18,257,427

		224,877,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

SHIPBUILDING—0.03%
Huntington Ingalls Industries Inc.(a)	84,344	3,394,003

		3,394,003
SOFTWARE—0.58%
Activision Blizzard Inc.	718,037	8,609,264
Adobe Systems Inc.(a)	359,226	11,628,146
Akamai Technologies Inc.(a)	23,040	731,520
Allscripts Healthcare Solutions Inc.(a)	323,769	3,538,795
CA Inc.	567,282	15,367,669
Compuware Corp.(a)(b)	349,833	3,249,949
Dun & Bradstreet Corp. (The)	26,551	1,889,635
Electronic Arts Inc.(a)	539,033	6,657,057
Fidelity National Information Services Inc.	425,332	14,495,314
Fiserv Inc.(a)	40,014	2,889,811

		69,057,160
TELECOMMUNICATIONS—5.58%
Amdocs Ltd.(a)(b)	286,017	8,500,425
AT&T Inc.	9,932,363	354,188,065
CenturyLink Inc.	1,053,310	41,595,212
Cisco Systems Inc.	9,077,323	155,857,636
Clearwire Corp. Class A(a)(b)	594,882	666,268
Corning Inc.	2,573,296	33,272,717
EchoStar Corp. Class A(a)	48,412	1,279,045
Frontier Communications Corp.(b)	1,692,525	6,482,371
Harris Corp.	135,584	5,674,190
JDS Uniphase Corp.(a)	392,204	4,314,244
Juniper Networks Inc.(a)	897,938	14,645,369
Level 3 Communications Inc.(a)(b)	133,842	2,964,600
MetroPCS Communications Inc.(a)	514,971	3,115,574
NII Holdings Inc.(a)(b)	291,309	2,980,091
Polycom Inc.(a)	302,388	3,181,122
Sprint Nextel Corp.(a)	5,084,217	16,574,547
Telephone & Data Systems Inc.	160,964	3,426,924
United States Cellular Corp.(a)(b)	20,701	799,473
Windstream Corp.	404,867	3,911,015

		663,428,888
TEXTILES—0.09%
Cintas Corp.	102,668	3,964,011
Mohawk Industries Inc.(a)(b)	96,572	6,743,623

		10,707,634
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.	19,010	643,869
Mattel Inc.	130,461	4,232,155

		4,876,024
TRANSPORTATION—1.01%
Alexander & Baldwin Holdings Inc.	66,509	3,541,604
Con-way Inc.	42,732	1,543,052
CSX Corp.	569,154	12,726,283
Expeditors International of Washington Inc.	34,597	1,340,634
FedEx Corp.	501,069	45,902,931
Kansas City Southern Industries Inc.	41,005	2,852,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2012

Kirby Corp.(a)(b)	24,282	1,143,197
Norfolk Southern Corp.	552,337	39,641,226
Ryder System Inc.	88,053	3,170,789
Teekay Corp.	61,476	1,800,017
Tidewater Inc.	86,922	4,029,704
UTi Worldwide Inc.	175,652	2,566,276

		120,258,021
TRUCKING & LEASING—0.03%
GATX Corp.	79,638	3,066,063

		3,066,063
WATER—0.13%
American Water Works Co. Inc.	298,737	10,240,704
Aqua America Inc.	209,132	5,219,935

		15,460,639

TOTAL COMMON STOCKS
(Cost: $12,066,824,404)		11,876,804,393

SHORT-TERM INVESTMENTS—5.27%

MONEY MARKET FUNDS—5.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	514,816,377	514,816,377
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	36,339,972	36,339,972
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	75,823,333	75,823,333

		626,979,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $626,979,682)		626,979,682

TOTAL INVESTMENTS IN SECURITIES—105.08%
(Cost: $12,693,804,086)		12,503,784,075
Other Assets, Less Liabilities—(5.08)%		(604,994,952)

NET ASSETS—100.00%		$11,898,789,123

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—100.00%

ADVERTISING—0.08%
Harte-Hanks Inc.	568,507	$5,196,154
Marchex Inc. Class B	293,030	1,057,839
MDC Partners Inc.	326,836	3,706,320
Millennial Media Inc.(a)(b)	145,864	1,923,946

		11,884,259
AEROSPACE & DEFENSE—1.28%
AAR Corp.	514,165	6,930,944
AeroVironment Inc.(a)(b)	221,186	5,819,404
API Technologies Corp.(a)	413,579	1,521,971
Astronics Corp.(a)(b)	134,107	3,787,182
CPI Aerostructures Inc.(a)(b)	72,199	794,189
Cubic Corp.	202,906	9,755,720
Curtiss-Wright Corp.	595,287	18,483,661
Esterline Technologies Corp.(a)	390,830	24,368,251
GenCorp Inc.(a)(b)	762,099	4,961,264
HEICO Corp.(b)	671,376	26,532,780
Kaman Corp.	336,786	10,420,159
Kratos Defense & Security Solutions Inc.(a)(b)	514,195	3,002,899
LMI Aerospace Inc.(a)(b)	113,998	1,981,285
M/A-COM Technology Solutions Holdings Inc.(a)	77,695	1,437,358
Moog Inc. Class A(a)	574,515	23,756,195
National Presto Industries Inc.(b)	61,544	4,293,925
Orbital Sciences Corp.(a)	752,597	9,723,553
SIFCO Industries Inc.	32,213	740,255
Teledyne Technologies Inc.(a)(b)	468,313	28,871,496

		187,182,491
AGRICULTURE—0.40%
Alico Inc.	45,298	1,383,401
Alliance One International Inc.(a)(b)	1,118,632	3,870,467
Andersons Inc. (The)	237,375	10,126,417
Cadiz Inc.(a)(b)	166,131	1,197,804
Griffin Land & Nurseries Inc.	35,894	1,004,673
Limoneira Co.(b)	105,863	1,717,098
Star Scientific Inc.(a)(b)	1,859,218	8,478,034
Tejon Ranch Co.(a)(b)	168,743	4,829,425
Universal Corp.	296,742	13,748,057
Vector Group Ltd.(b)	675,078	11,489,828

		57,845,204
AIRLINES—0.76%
Alaska Air Group Inc.(a)	905,496	32,507,306
Allegiant Travel Co.(a)(b)	190,783	13,293,759
Hawaiian Holdings Inc.(a)(b)	651,948	4,244,182
JetBlue Airways Corp.(a)(b)	2,964,393	15,711,283
Republic Airways Holdings Inc.(a)(b)	620,163	3,441,905
SkyWest Inc.	647,638	4,229,076
Spirit Airlines Inc.(a)	531,219	10,337,522
US Airways Group Inc.(a)(b)	2,068,366	27,571,319

		111,336,352

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

APPAREL—1.16%
Cherokee Inc.	105,908	1,475,299
Columbia Sportswear Co.	156,397	8,386,007
Crocs Inc.(a)	1,140,950	18,426,343
Delta Apparel Inc.(a)(b)	90,720	1,239,235
G-III Apparel Group Ltd.(a)(b)	211,802	5,017,590
Iconix Brand Group Inc.(a)(b)	903,149	15,778,013
Jones Group Inc. (The)	1,048,611	10,024,721
K-Swiss Inc. Class A(a)(b)	341,309	1,051,232
Maidenform Brands Inc.(a)(b)	300,383	5,983,629
Oxford Industries Inc.	178,756	7,990,393
Perry Ellis International Inc.(a)(b)	150,519	3,123,269
Quiksilver Inc.(a)	1,666,537	3,883,031
R.G. Barry Corp.	110,509	1,501,817
SKECHERS U.S.A. Inc. Class A(a)(b)	483,049	9,839,708
Steven Madden Ltd.(a)(b)	498,259	15,819,723
True Religion Apparel Inc.	329,165	9,539,202
Unifi Inc.(a)(b)	180,575	2,045,915
Warnaco Group Inc. (The)(a)	521,008	22,184,521
Weyco Group Inc.	85,557	1,983,211
Wolverine World Wide Inc.	620,427	24,060,159

		169,353,018
AUTO MANUFACTURERS—0.04%
Wabash National Corp.(a)(b)	872,055	5,773,004

		5,773,004
AUTO PARTS & EQUIPMENT—0.93%
Accuride Corp.(a)(b)	604,316	3,625,896
American Axle & Manufacturing Holdings Inc.(a)(b)	850,868	8,925,605
Amerigon Inc.(a)(b)	378,090	4,344,254
Commercial Vehicle Group Inc.(a)(b)	313,028	2,698,301
Cooper Tire & Rubber Co.	794,970	13,943,774
Dana Holding Corp.(b)	1,882,880	24,119,693
Dorman Products Inc.(a)	312,515	7,841,001
Douglas Dynamics Inc.	282,562	4,026,509
Exide Technologies Inc.(a)(b)	1,002,922	3,369,818
Federal-Mogul Corp. Class A(a)	236,283	2,599,113
Fuel Systems Solutions Inc.(a)(b)	188,270	3,142,226
Meritor Inc.(a)	1,231,381	6,427,809
Miller Industries Inc.	140,218	2,233,673
Modine Manufacturing Co.(a)(b)	597,671	4,141,860
Spartan Motors Inc.	435,159	2,280,233
Standard Motor Products Inc.	253,476	3,568,942
Superior Industries International Inc.	292,178	4,782,954
Tenneco Inc.(a)(b)	770,549	20,666,124
Titan International Inc.(b)	538,827	13,217,426
Tower International Inc.(a)(b)	74,723	784,592

		136,739,803
BANKS—6.55%
1st Source Corp.	188,070	4,250,382
1st United Bancorp Inc.(a)(b)	379,542	2,356,956
Access National Corp.	94,536	1,238,422
Alliance Financial Corp.	61,458	2,110,468
American National Bankshares Inc.	100,048	2,357,131
Ameris Bancorp(a)(b)	304,912	3,841,891
Ames National Corp.	104,635	2,405,559
Arrow Financial Corp.	129,902	3,139,731

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

BancFirst Corp.	81,620	3,420,694
Bancorp Inc. (The)(a)	370,627	3,502,425
BancorpSouth Inc.	1,197,644	17,389,791
Bank of Kentucky Financial Corp.	75,324	2,006,631
Bank of Marin Bancorp	68,709	2,542,920
Bank of the Ozarks Inc.	372,755	11,212,470
Banner Corp.	232,437	5,092,695
Bar Harbor Bankshares	49,710	1,789,560
BBCN Bancorp Inc.(a)	995,330	10,839,144
Berkshire Bancorp Inc.(a)	54,983	483,850
Boston Private Financial Holdings Inc.	997,338	8,906,228
Bridge Bancorp Inc.	109,832	2,590,937
Bridge Capital Holdings(a)	119,455	1,929,198
Bryn Mawr Bank Corp.	146,393	3,084,501
C&F Financial Corp.	40,991	1,646,199
Camden National Corp.	98,416	3,603,994
Capital Bank Corp.(a)(b)	185,973	424,018
Capital City Bank Group Inc.	150,777	1,111,227
Cardinal Financial Corp.	373,086	4,581,496
Cascade Bancorp(a)(b)	80,179	475,461
Cass Information Systems Inc.	118,679	4,776,830
Cathay General Bancorp	1,004,073	16,577,245
Center Bancorp Inc.	150,298	1,690,853
CenterState Banks Inc.	385,600	2,757,040
Central Pacific Financial Corp.(a)(b)	276,051	3,897,840
Century Bancorp Inc. Class A	43,415	1,290,728
Chemical Financial Corp.	350,828	7,542,802
Citizens & Northern Corp.	156,576	2,982,773
Citizens Republic Bancorp Inc.(a)	510,845	8,750,775
City Holding Co.	186,978	6,299,289
CNB Financial Corp.	159,576	2,602,685
CoBiz Financial Inc.	447,351	2,800,417
Columbia Banking System Inc.	506,210	9,526,872
Community Bank System Inc.	503,224	13,647,435
Community Trust Bancorp Inc.	178,285	5,970,765
Crescent Financial Bancshares Inc.(a)(b)	35,416	160,080
CVB Financial Corp.	1,124,835	13,104,328
Eagle Bancorp Inc.(a)(b)	214,967	3,385,730
Encore Bancshares Inc.(a)	119,348	2,462,149
Enterprise Bancorp Inc.	75,242	1,233,216
Enterprise Financial Services Corp.	227,820	2,496,907
F.N.B. Corp.	1,770,945	19,250,172
Farmers National Banc Corp.	240,413	1,497,773
Fidelity Southern Corp.	120,333	1,039,677
Financial Institutions Inc.	177,044	2,988,503
First Bancorp (North Carolina)	194,895	1,732,617
First BanCorp (Puerto Rico)(a)	897,549	3,554,294
First Bancorp Inc. (Maine)	113,318	1,926,406
First Busey Corp.	945,961	4,568,992
First California Financial Group Inc.(a)	286,875	1,973,700
First Commonwealth Financial Corp.	1,342,313	9,033,767
First Community Bancshares Inc.	200,738	2,896,649
First Connecticut Bancorp Inc.	227,440	3,070,440
First Financial Bancorp	746,486	11,928,846
First Financial Bankshares Inc.(b)	401,532	13,876,946
First Financial Corp.	142,624	4,136,096
First Interstate BancSystem Inc.	207,416	2,953,604
First Merchants Corp.	365,423	4,553,171
First Midwest Bancorp Inc.	955,692	10,493,498
First of Long Island Corp. (The)	98,640	2,857,601
FirstMerit Corp.	1,392,073	22,997,046
FNB United Corp.(a)(b)	127,885	1,661,226
Franklin Financial Corp.(a)(b)	182,665	3,004,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

German American Bancorp Inc.	161,786	3,316,613
Glacier Bancorp Inc.	917,676	14,214,801
Great Southern Bancorp Inc.(b)	130,387	3,596,073
Green Bankshares Inc.(a)	158,486	263,087
Guaranty Bancorp(a)	973,155	2,053,357
Hancock Holding Co.	971,973	29,586,858
Hanmi Financial Corp.(a)	403,017	4,223,618
Heartland Financial USA Inc.	185,446	4,450,704
Heritage Commerce Corp.(a)(b)	266,813	1,734,285
Heritage Financial Corp.	196,545	2,879,384
Heritage Oaks Bancorp(a)	256,967	1,431,306
Home Bancshares Inc.	281,257	8,600,839
Horizon Bancorp	47,950	1,261,085
Hudson Valley Holding Corp.	198,853	3,599,239
IBERIABANK Corp.	374,572	18,897,157
Independent Bank Corp. (Massachusetts)	275,897	8,058,951
International Bancshares Corp.	679,747	13,268,661
Lakeland Bancorp Inc.	344,311	3,622,152
Lakeland Financial Corp.	208,354	5,590,138
MainSource Financial Group Inc.	259,167	3,065,946
MB Financial Inc.	697,472	15,023,547
Mercantile Bank Corp.(a)	110,038	2,030,201
Merchants Bancshares Inc.	65,257	1,797,830
Metro Bancorp Inc.(a)	180,536	2,171,848
MetroCorp Bancshares Inc.(a)	202,003	2,155,372
Middleburg Financial Corp.	68,662	1,167,254
MidSouth Bancorp Inc.	106,810	1,503,885
MidWestOne Financial Group Inc.	86,787	1,865,921
National Bankshares Inc.(b)	88,993	2,680,469
National Penn Bancshares Inc.	1,574,285	15,065,907
NBT Bancorp Inc.	424,551	9,166,056
Northrim BanCorp Inc.	82,713	1,777,502
Old National Bancorp	1,207,885	14,506,699
OmniAmerican Bancorp Inc.(a)	143,452	3,074,176
Oriental Financial Group Inc.	520,389	5,765,910
Pacific Capital Bancorp(a)(b)	53,655	2,453,643
Pacific Continental Corp.	230,488	2,044,429
Pacific Mercantile Bancorp(a)	136,529	943,415
PacWest Bancorp	386,940	9,158,870
Park National Corp.(b)	143,350	9,998,663
Park Sterling Corp.(a)(b)	419,627	1,976,443
Peapack-Gladstone Financial Corp.	113,409	1,758,974
Penns Woods Bancorp Inc.	49,333	1,963,947
Peoples Bancorp Inc.	136,890	3,008,842
Pinnacle Financial Partners Inc.(a)	441,370	8,611,129
Preferred Bank(a)	150,091	2,005,216
PrivateBancorp Inc.	770,488	11,372,403
Prosperity Bancshares Inc.	604,849	25,421,803
Renasant Corp.	321,120	5,044,795
Republic Bancorp Inc. Class A	127,625	2,839,656
S&T Bancorp Inc.	368,993	6,815,301
S.Y. Bancorp Inc.	155,147	3,715,771
Sandy Spring Bancorp Inc.	308,804	5,558,472
SCBT Financial Corp.	192,355	6,780,514
Seacoast Banking Corp. of Florida(a)	947,479	1,430,693
Sierra Bancorp	155,667	1,541,103
Simmons First National Corp. Class A	218,864	5,088,588
Southside Bancshares Inc.	221,785	4,985,727
Southwest Bancorp Inc.(a)	247,669	2,330,565
State Bank Financial Corp.(a)(b)	404,838	6,137,344
Stellar One Corp.	295,353	3,686,005
Sterling Bancorp	395,805	3,950,134
Sterling Financial Corp.(a)	341,691	6,454,543

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Suffolk Bancorp(a)	124,391	1,613,351
Sun Bancorp Inc. (New Jersey)(a)(b)	513,597	1,386,712
Susquehanna Bancshares Inc.	2,394,876	24,667,223
Taylor Capital Group Inc.(a)(b)	207,951	3,408,317
Texas Capital Bancshares Inc.(a)(b)	481,207	19,435,951
Tompkins Financial Corp.	118,204	4,453,927
TowneBank(b)	336,011	4,704,154
TriCo Bancshares	204,131	3,143,617
TrustCo Bank Corp. NY	1,195,476	6,527,299
Trustmark Corp.(b)	822,056	20,123,931
UMB Financial Corp.	409,831	20,995,642
Umpqua Holdings Corp.	1,425,964	18,765,686
Union First Market Bankshares Corp.	259,368	3,747,868
United Bankshares Inc.	464,207	12,013,677
United Community Banks Inc.(a)	531,966	4,558,949
Univest Corp. of Pennsylvania	214,910	3,552,462
Virginia Commerce Bancorp Inc.(a)	342,488	2,887,174
Walker & Dunlop Inc.(a)(b)	145,393	1,868,300
Washington Banking Co.	197,700	2,748,030
Washington Trust Bancorp Inc.	183,768	4,480,264
Webster Financial Corp.	915,594	19,831,766
WesBanco Inc.	298,371	6,343,367
West Bancorporation Inc.	198,523	1,887,954
West Coast Bancorp(a)(b)	230,414	4,527,635
Westamerica Bancorp	353,558	16,684,402
Western Alliance Bancorp(a)(b)	892,195	8,350,945
Wilshire Bancorp Inc.(a)	790,883	4,334,039
Wintrust Financial Corp.	460,513	16,348,212

		958,221,274
BEVERAGES—0.22%
Boston Beer Co. Inc. (The) Class A(a)(b)	98,555	11,925,155
Central European Distribution Corp.(a)(b)	845,983	2,419,511
Coca-Cola Bottling Co. Consolidated	59,548	3,827,745
Craft Brew Alliance Inc.(a)(b)	134,748	1,102,239
Farmer Bros. Co.(a)	84,677	674,029
National Beverage Corp.(a)	145,005	2,166,375
Peet’s Coffee & Tea Inc.(a)(b)	169,095	10,152,464

		32,267,518
BIOTECHNOLOGY—2.45%
Acorda Therapeutics Inc.(a)(b)	511,685	12,055,299
Aegerion Pharmaceuticals Inc.(a)(b)	275,433	4,087,426
Affymax Inc.(a)(b)	460,856	5,935,825
Agenus Inc.(a)	291,422	1,527,051
Alnylam Pharmaceuticals Inc.(a)(b)	591,349	6,901,043
AMAG Pharmaceuticals Inc.(a)(b)	272,791	4,200,981
Arena Pharmaceuticals Inc.(a)(b)	2,512,689	25,076,636
ArQule Inc.(a)(b)	753,698	4,469,429
Astex Pharmaceuticals Inc.(a)(b)	1,189,510	2,486,076
BioCryst Pharmaceuticals Inc.(a)(b)	628,204	2,500,252
Biotime Inc.(a)(b)	389,875	1,793,425
Cambrex Corp.(a)	379,529	3,571,368
Celldex Therapeutics Inc.(a)(b)	750,022	3,892,614
Ceres Inc.(a)(b)	77,580	702,099
Coronado Biosciences Inc.(a)	173,479	876,069
Cubist Pharmaceuticals Inc.(a)(b)	806,783	30,585,143
Curis Inc.(a)(b)	1,008,550	5,446,170
Dendreon Corp.(a)(b)	1,978,034	14,637,452
Discovery Laboratories Inc.(a)	554,964	1,287,516
Dynavax Technologies Corp.(a)(b)	2,223,197	9,604,211

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Emergent BioSolutions Inc.(a)	330,476	5,006,711
Enzon Pharmaceuticals Inc.(a)(b)	539,043	3,703,225
Exact Sciences Corp.(a)(b)	729,167	7,816,670
Exelixis Inc.(a)(b)	1,894,121	10,474,489
Geron Corp.(a)(b)	1,694,111	2,913,871
GTx Inc.(a)(b)	338,596	1,195,244
Halozyme Therapeutics Inc.(a)(b)	1,145,620	10,150,193
Harvard Bioscience Inc.(a)	319,905	1,206,042
ImmunoGen Inc.(a)(b)	986,048	16,545,885
Immunomedics Inc.(a)(b)	844,552	3,015,051
InterMune Inc.(a)(b)	834,734	9,975,071
Lexicon Pharmaceuticals Inc.(a)(b)	2,533,931	5,701,345
Ligand Pharmaceuticals Inc. Class B(a)(b)	222,814	3,774,469
Maxygen Inc.(a)	356,402	2,124,156
Medicines Co. (The)(a)	703,152	16,130,307
Merrimack Pharmaceuticals Inc.(a)	194,527	1,416,157
Momenta Pharmaceuticals Inc.(a)(b)	591,707	7,999,879
NewLink Genetics Corp.(a)(b)	161,877	2,424,917
Novavax Inc.(a)(b)	1,481,286	2,310,806
NPS Pharmaceuticals Inc.(a)(b)	1,099,369	9,465,567
Omeros Corp.(a)	286,662	2,866,620
OncoGenex Pharmaceutical Inc.(a)(b)	186,482	2,506,318
Oncothyreon Inc.(a)(b)	731,570	3,423,748
Pacific Biosciences of California Inc.(a)(b)	474,880	1,030,490
PDL BioPharma Inc.(b)	1,784,576	11,831,739
Repligen Corp.(a)	394,356	1,695,731
RTI Biologics Inc.(a)	716,039	2,692,307
Sangamo BioSciences Inc.(a)(b)	673,468	3,717,543
Seattle Genetics Inc.(a)(b)	1,210,676	30,739,064
Sequenom Inc.(a)(b)	1,461,910	5,935,355
Spectrum Pharmaceuticals Inc.(a)(b)	758,830	11,807,395
Sunesis Pharmaceuticals Inc.(a)(b)	344,154	987,722
Transcept Pharmaceuticals Inc.(a)(b)	161,440	1,000,928
Trius Therapeutics Inc.(a)(b)	317,856	1,830,851
Verastem Inc.(a)(b)	81,991	836,308
Vical Inc.(a)(b)	973,005	3,502,818
XOMA Corp.(a)	869,866	2,609,598
ZIOPHARM Oncology Inc.(a)(b)	850,303	5,059,303

		359,059,978
BUILDING MATERIALS—1.14%
AAON Inc.(b)	237,744	4,481,474
American DG Energy Inc.(a)(b)	312,033	708,315
Apogee Enterprises Inc.	360,992	5,801,141
Builders FirstSource Inc.(a)(b)	576,972	2,734,847
Comfort Systems USA Inc.	475,265	4,762,155
Drew Industries Inc.(a)	245,578	6,839,347
Eagle Materials Inc.	574,659	21,457,767
Gibraltar Industries Inc.(a)	390,913	4,057,677
Griffon Corp.(b)	582,082	4,994,264
Headwaters Inc.(a)(b)	782,198	4,028,320
Interline Brands Inc.(a)	406,527	10,191,632
Louisiana-Pacific Corp.(a)(b)	1,744,849	18,983,957
LSI Industries Inc.	247,676	1,763,453
NCI Building Systems Inc.(a)	232,488	2,517,845
Nortek Inc.(a)	98,883	4,948,105
Patrick Industries Inc.(a)	50,861	648,478
PGT Inc.(a)	250,562	759,203
Quanex Building Products Corp.	468,136	8,370,272
Simpson Manufacturing Co. Inc.	507,080	14,963,931
Texas Industries Inc.(b)	288,195	11,242,487
Trex Co. Inc.(a)(b)	178,270	5,364,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Universal Forest Products Inc.	251,527	9,804,523
USG Corp.(a)(b)	944,536	17,993,411

		167,416,748
CHEMICALS—1.72%
A. Schulman Inc.	377,192	7,487,261
Aceto Corp.	343,693	3,103,548
American Vanguard Corp.	355,178	9,444,183
Balchem Corp.	373,336	12,174,487
Chemtura Corp.(a)	1,251,737	18,150,186
Codexis Inc.(a)(b)	337,935	1,263,877
Ferro Corp.(a)(b)	1,104,969	5,303,851
Georgia Gulf Corp.	436,949	11,216,481
H.B. Fuller Co.	633,089	19,435,832
Hawkins Inc.	116,875	4,462,287
Innophos Holdings Inc.	278,004	15,696,106
Innospec Inc.(a)(b)	293,699	8,696,427
KMG Chemicals Inc.	99,784	1,923,836
Kraton Performance Polymers Inc.(a)(b)	411,399	9,013,752
Landec Corp.(a)(b)	323,899	2,772,575
Minerals Technologies Inc.	225,049	14,353,625
Oil-Dri Corp. of America	64,944	1,422,274
Olin Corp.	1,016,781	21,240,555
OM Group Inc.(a)	413,368	7,853,992
OMNOVA Solutions Inc.(a)(b)	589,718	4,446,474
PolyOne Corp.	1,136,163	15,542,710
Quaker Chemical Corp.	165,271	7,637,173
Sensient Technologies Corp.	633,783	23,278,850
Spartech Corp.(a)(b)	392,778	2,030,662
Stepan Co.	107,142	10,090,634
TPC Group Inc.(a)(b)	165,073	6,099,447
Zep Inc.	283,252	3,889,050
Zoltek Companies Inc.(a)(b)	352,651	3,184,439

		251,214,574
COAL—0.33%
Arch Coal Inc.	2,706,877	18,650,383
Cloud Peak Energy Inc.(a)(b)	778,632	13,166,667
Hallador Energy Co.(b)	83,932	711,743
Patriot Coal Corp.(a)(b)	1,194,658	1,457,483
SunCoke Energy Inc.(a)	886,670	12,989,715
Westmoreland Coal Co.(a)(b)	140,724	1,132,828

		48,108,819
COMMERCIAL SERVICES—6.66%
ABM Industries Inc.	685,686	13,412,018
Acacia Research Corp.(a)(b)	633,669	23,597,834
Accretive Health Inc.(a)(b)	718,814	7,878,201
Advisory Board Co. (The)(a)(b)	437,661	21,703,609
American Public Education Inc.(a)(b)	230,045	7,361,440
American Reprographics Co.(a)(b)	464,581	2,336,842
AMN Healthcare Services Inc.(a)	521,402	3,091,914
Arbitron Inc.	336,960	11,793,600
Ascent Media Corp. Class A(a)(b)	179,516	9,289,953
AVEO Pharmaceuticals Inc.(a)	496,577	6,038,376
Avis Budget Group Inc.(a)(b)	1,347,186	20,477,227
Barrett Business Services Inc.	89,374	1,889,366
Bridgepoint Education Inc.(a)(b)	221,269	4,823,664
Brink’s Co. (The)	602,733	13,971,351
Capella Education Co.(a)	171,583	5,964,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Cardtronics Inc.(a)	562,715	16,999,620
Career Education Corp.(a)	660,936	4,421,662
Carriage Services Inc.	202,817	1,687,437
CBIZ Inc.(a)(b)	481,957	2,862,825
CDI Corp.	174,902	2,868,393
Cenveo Inc.(a)(b)	692,531	1,336,585
Chemed Corp.	243,874	14,739,745
Collectors Universe Inc.	68,413	1,004,303
Consolidated Graphics Inc.(a)(b)	100,965	2,933,033
Convergys Corp.	1,481,150	21,876,585
Corinthian Colleges Inc.(a)(b)	1,003,548	2,900,254
Corporate Executive Board Co. (The)	425,228	17,383,321
CorVel Corp.(a)(b)	78,339	3,838,611
CoStar Group Inc.(a)(b)	338,828	27,512,834
CRA International Inc.(a)(b)	131,433	1,930,751
Cross Country Healthcare Inc.(a)	343,117	1,499,421
Deluxe Corp.	646,459	16,122,687
Dollar Thrifty Automotive Group Inc.(a)(b)	357,235	28,921,746
Education Management Corp.(a)(b)	340,572	2,366,975
Electro Rent Corp.	239,891	3,893,431
Ennis Inc.	334,521	5,144,933
Euronet Worldwide Inc.(a)(b)	647,581	11,086,587
ExamWorks Group Inc.(a)(b)	373,229	4,937,820
ExlService Holdings Inc.(a)(b)	298,040	7,343,706
Forrester Research Inc.	180,077	6,097,407
Franklin Covey Co.(a)(b)	178,144	1,824,195
FTI Consulting Inc.(a)(b)	535,560	15,397,350
GEO Group Inc. (The)(a)	783,500	17,801,120
Global Cash Access Inc.(a)	846,240	6,101,390
Grand Canyon Education Inc.(a)(b)	509,456	10,668,009
Great Lakes Dredge & Dock Corp.	754,533	5,372,275
Green Dot Corp. Class A(a)(b)	306,111	6,771,175
H&E Equipment Services Inc.(a)(b)	366,963	5,515,454
Hackett Group Inc. (The)(a)	314,284	1,750,562
Healthcare Services Group Inc.	851,410	16,500,326
Heartland Payment Systems Inc.	494,308	14,868,785
Heidrick & Struggles International Inc.	229,655	4,018,963
Hill International Inc.(a)(b)	285,254	912,813
HMS Holdings Corp.(a)(b)	1,094,552	36,459,527
Hudson Global Inc.(a)(b)	428,023	1,784,856
Huron Consulting Group Inc.(a)(b)	292,490	9,257,308
ICF International Inc.(a)(b)	254,137	6,058,626
Insperity Inc.	289,531	7,831,814
Integramed America Inc.(a)	112,064	1,552,086
Intersections Inc.	114,708	1,818,122
K12 Inc.(a)(b)	340,417	7,931,716
Kelly Services Inc. Class A	342,137	4,416,989
Kenexa Corp.(a)(b)	348,922	10,129,206
Kforce Inc.(a)(b)	366,346	4,931,017
Korn/Ferry International(a)	610,145	8,755,581
Landauer Inc.	120,632	6,915,833
Lincoln Educational Services Corp.	293,208	1,905,852
Live Nation Entertainment Inc.(a)	1,775,426	16,298,411
Mac-Gray Corp.	152,855	2,153,727
Matthews International Corp. Class A(b)	356,940	11,596,981
MAXIMUS Inc.	432,508	22,382,289
McGrath RentCorp	315,963	8,373,019
Medifast Inc.(a)	177,298	3,489,225
MoneyGram International Inc.(a)(b)	273,949	3,999,655
Monro Muffler Brake Inc.	394,374	13,108,992
Monster Worldwide Inc.(a)	1,535,404	13,050,934
Multi-Color Corp.	172,388	3,833,909
National American University Holdings Inc.	132,614	570,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

National Research Corp.	32,164	1,683,785
Navigant Consulting Inc.(a)(b)	661,569	8,362,232
Odyssey Marine Exploration Inc.(a)(b)	937,964	3,507,985
On Assignment Inc.(a)	547,955	8,745,362
PAREXEL International Corp.(a)	760,259	21,462,112
PDI Inc.(a)	128,287	1,057,085
Pendrell Corp.(a)(b)	1,985,501	2,223,761
PHH Corp.(a)(b)	722,842	12,635,278
Premier Exhibitions Inc.(a)	329,346	889,234
PRGX Global Inc.(a)(b)	267,514	2,126,736
Providence Service Corp. (The)(a)	167,184	2,292,093
Quad Graphics Inc.(b)	322,259	4,634,084
Rent-A-Center Inc.	757,349	25,552,955
Resources Connection Inc.	543,354	6,683,254
RPX Corp.(a)(b)	270,127	3,876,322
ServiceSource International Inc.(a)(b)	633,421	8,772,881
Sotheby’s	863,139	28,794,317
Standard Parking Corp.(a)(b)	200,449	4,313,662
Steiner Leisure Ltd.(a)(b)	195,021	9,050,925
Stewart Enterprises Inc. Class A	955,024	6,818,871
Strayer Education Inc.(b)	150,397	16,396,281
Swisher Hygiene Inc.(a)(b)	1,438,236	3,638,737
Team Health Holdings Inc.(a)(b)	362,154	8,724,290
Team Inc.(a)(b)	254,022	7,920,406
TeleTech Holdings Inc.(a)	293,761	4,700,176
TMS International Corp.(a)(b)	163,093	1,626,037
TNS Inc.(a)(b)	311,011	5,579,537
Tree.com Inc.(a)	77,264	883,900
TrueBlue Inc.(a)	515,517	7,980,203
Universal Technical Institute Inc.	274,623	3,710,157
Valassis Communications Inc.(a)(b)	541,221	11,771,557
Viad Corp.	259,079	5,181,580
VistaPrint NV(a)(b)	468,877	15,144,727
Westway Group Inc.(a)	155,606	932,080
Wright Express Corp.(a)	495,080	30,556,338
Zillow Inc. Class A(a)(b)	39,734	1,534,924
Zipcar Inc.(a)(b)	343,107	4,024,645

		975,237,133
COMPUTERS—1.94%
3D Systems Corp.(a)(b)	550,896	18,807,589
Acorn Energy Inc.(b)	228,667	1,902,509
Agilysys Inc.(a)(b)	188,305	1,632,604
CACI International Inc. Class A(a)(b)	337,823	18,587,022
Carbonite Inc.(a)(b)	144,421	1,291,124
CIBER Inc.(a)(b)	930,151	4,008,951
Computer Task Group Inc.(a)(b)	195,964	2,937,500
Cray Inc.(a)	472,625	5,709,310
Datalink Corp.(a)	194,956	1,861,830
Digimarc Corp.	90,621	2,325,335
EasyLink Services International Corp. Class A(a)	404,457	2,928,269
Echelon Corp.(a)(b)	485,568	1,689,777
Electronics For Imaging Inc.(a)	592,566	9,629,198
iGATE Corp.(a)	410,209	6,981,757
Imation Corp.(a)(b)	394,854	2,333,587
Immersion Corp.(a)(b)	356,449	2,006,808
Insight Enterprises Inc.(a)(b)	566,639	9,536,534
j2 Global Inc.	590,137	15,591,420
KEY Tronic Corp.(a)	134,000	1,104,160
Keyw Holding Corp. (The)(a)(b)	238,972	2,399,279
LivePerson Inc.(a)(b)	701,787	13,376,060
Manhattan Associates Inc.(a)	259,263	11,850,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Mattersight Corp.(a)	130,090	1,038,118
Maxwell Technologies Inc.(a)(b)	372,097	2,440,956
Mentor Graphics Corp.(a)	1,182,187	17,732,805
Mercury Computer Systems Inc.(a)	395,183	5,109,716
MTS Systems Corp.	205,143	7,908,263
NetScout Systems Inc.(a)	464,499	10,028,533
OCZ Technology Group Inc.(a)(b)	859,426	4,554,958
Quantum Corp.(a)(b)	2,990,199	6,070,104
RadiSys Corp.(a)	292,587	1,837,446
RealD Inc.(a)(b)	561,159	8,394,939
Silicon Graphics International Corp.(a)(b)	407,984	2,619,257
Spansion Inc. Class A(a)	616,911	6,773,683
STEC Inc.(a)	450,220	3,511,716
Stratasys Inc.(a)(b)	271,599	13,457,730
Super Micro Computer Inc.(a)(b)	371,698	5,895,130
Sykes Enterprises Inc.(a)	495,542	7,908,850
Synaptics Inc.(a)(b)	429,930	12,308,896
Syntel Inc.	196,891	11,951,284
Unisys Corp.(a)(b)	559,151	10,931,402
Virtusa Corp.(a)	237,740	3,173,829
Vocera Communications Inc.(a)	85,909	2,301,502

		284,440,652
COSMETICS & PERSONAL CARE—0.12%
Elizabeth Arden Inc.(a)(b)	321,473	12,476,367
Inter Parfums Inc.	209,368	3,615,786
Revlon Inc. Class A(a)(b)	145,071	2,064,360

		18,156,513
DISTRIBUTION & WHOLESALE—1.07%
Beacon Roofing Supply Inc.(a)(b)	593,922	14,978,713
BlueLinx Holdings Inc.(a)(b)	309,506	727,339
Brightpoint Inc.(a)	884,302	4,784,074
Core-Mark Holding Co. Inc.	145,818	7,019,679
Houston Wire & Cable Co.(b)	228,662	2,499,276
MWI Veterinary Supply Inc.(a)(b)	162,370	16,686,765
Owens & Minor Inc.	809,936	24,808,340
Pool Corp.	605,433	24,495,819
Rentrak Corp.(a)(b)	118,557	2,448,202
ScanSource Inc.(a)	352,067	10,787,333
Titan Machinery Inc.(a)(b)	215,630	6,548,683
United Stationers Inc.	515,451	13,891,404
Watsco Inc.	374,678	27,651,236

		157,326,863
DIVERSIFIED FINANCIAL SERVICES—2.33%
Aircastle Ltd.(b)	749,427	9,030,595
Artio Global Investors Inc. Class A	398,158	1,393,553
Asset Acceptance Capital Corp.(a)	202,827	1,379,224
Asta Funding Inc.	141,624	1,327,017
BGC Partners Inc. Class A	1,256,104	7,373,330
Calamos Asset Management Inc. Class A	246,583	2,823,375
California First National Bancorp	29,779	467,232
CIFC Corp.(a)	83,940	618,638
Cohen & Steers Inc.(b)	235,486	8,126,622
Cowen Group Inc. Class A(a)	1,117,343	2,972,132
Credit Acceptance Corp.(a)(b)	100,392	8,476,097
DFC Global Corp.(a)(b)	561,118	10,341,405
Diamond Hill Investment Group Inc.	34,246	2,681,119
Doral Financial Corp.(a)	1,648,535	2,472,802

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Duff & Phelps Corp. Class A	397,942	5,770,159
Edelman Financial Group Inc.	264,718	2,303,047
Ellie Mae Inc.(a)(b)	275,733	4,963,194
Encore Capital Group Inc.(a)(b)	279,514	8,279,205
Epoch Holding Corp.	203,447	4,634,523
Evercore Partners Inc. Class A	364,931	8,535,736
FBR & Co.(a)(b)	517,692	1,434,007
Federal Agricultural Mortgage Corp. Class C NVS	127,340	3,340,128
Financial Engines Inc.(a)(b)	591,114	12,679,395
First Marblehead Corp. (The)(a)(b)	754,213	882,429
FX Alliance Inc.(a)(b)	77,088	1,211,052
FXCM Inc.	263,602	3,099,960
GAIN Capital Holdings Inc.	190,179	948,993
GAMCO Investors Inc. Class A	82,558	3,664,750
GFI Group Inc.	878,391	3,127,072
Greenhill & Co. Inc.	370,830	13,220,089
Higher One Holdings Inc.(a)(b)	410,442	5,015,601
Horizon Technology Finance Corp.	80,050	1,320,024
INTL FCStone Inc.(a)(b)	176,411	3,413,553
Investment Technology Group Inc.(a)	494,817	4,552,316
JMP Group Inc.	206,371	1,275,373
KBW Inc.	443,185	7,290,393
Knight Capital Group Inc. Class A(a)(b)	1,251,476	14,942,623
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,303,867	2,007,955
Manning & Napier Inc.	174,313	2,480,474
MarketAxess Holdings Inc.	465,840	12,409,978
Marlin Business Services Corp.	103,875	1,702,511
Medley Capital Corp.	221,251	2,663,862
MicroFinancial Inc.	108,634	879,935
National Financial Partners Corp.(a)(b)	516,757	6,924,544
Nationstar Mortgage Holdings Inc.(a)	244,686	5,265,643
Nelnet Inc. Class A	305,412	7,024,476
Netspend Holdings Inc.(a)(b)	396,363	3,642,576
NewStar Financial Inc.(a)(b)	331,749	4,299,467
Nicholas Financial Inc.	128,069	1,641,845
Ocwen Financial Corp.(a)	1,369,857	25,725,914
Oppenheimer Holdings Inc. Class A	130,444	2,050,580
Piper Jaffray Companies Inc.(a)(b)	208,671	4,889,162
Portfolio Recovery Associates Inc.(a)(b)	217,026	19,805,793
Pzena Investment Management Inc. Class A	127,753	565,946
Regional Management Corp.(a)	61,891	1,018,107
SeaCube Container Leasing Ltd.	140,623	2,400,435
Solar Senior Capital Ltd.	121,409	2,051,812
Stifel Financial Corp.(a)	681,691	21,064,252
SWS Group Inc.(a)	374,485	1,996,005
Teton Advisors Inc. Class B(b)	1,397	18,161
Virtus Investment Partners Inc.(a)	77,371	6,267,051
WageWorks Inc.(a)	83,295	1,254,423
Walter Investment Management Corp.	365,501	8,567,343
Westwood Holdings Group Inc.	84,891	3,163,039
WisdomTree Investments Inc.(a)(b)	747,666	4,912,166
World Acceptance Corp.(a)(b)	140,581	9,250,230

		341,330,448
ELECTRIC—2.33%
ALLETE Inc.	484,105	20,235,589
Ameresco Inc. Class A(a)(b)	257,402	3,070,806
Atlantic Power Corp.(a)(b)	1,442,840	18,482,780
Avista Corp.	744,750	19,884,825
Black Hills Corp.	559,411	17,996,252
CH Energy Group Inc.	188,956	12,412,520
Cleco Corp.	775,885	32,455,269

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

El Paso Electric Co.	508,018	16,845,877
Empire District Electric Co. (The)	537,904	11,349,774
EnerNOC Inc.(a)	316,512	2,291,547
Genie Energy Ltd. Class B	193,593	1,504,218
GenOn Energy Inc.(a)	9,851,499	16,846,063
IDACORP Inc.	638,404	26,864,040
MGE Energy Inc.	294,868	13,947,256
NorthWestern Corp.	461,494	16,936,830
Ormat Technologies Inc.	226,407	4,842,846
Otter Tail Corp.	461,446	10,553,270
Pike Electric Corp.(a)(b)	219,968	1,698,153
PNM Resources Inc.	1,010,898	19,752,947
Portland General Electric Co.	962,356	25,656,411
UIL Holdings Corp.	645,814	23,158,890
Unitil Corp.	175,864	4,660,396
UNS Energy Corp.	510,987	19,627,011

		341,073,570
ELECTRICAL COMPONENTS & EQUIPMENT—1.02%
A123 Systems Inc.(a)(b)	1,368,437	1,724,231
Acuity Brands Inc.	539,614	27,471,749
Advanced Energy Industries Inc.(a)	500,669	6,718,978
American Superconductor Corp.(a)(b)	501,874	2,358,808
Belden Inc.	577,758	19,268,229
Capstone Turbine Corp.(a)(b)	3,811,501	3,849,616
Coleman Cable Inc.(b)	112,549	978,051
Encore Wire Corp.	239,505	6,413,944
EnerSys Inc.(a)	608,628	21,344,584
Generac Holdings Inc.(a)(b)	316,178	7,607,243
Graham Corp.	127,541	2,374,813
Insteel Industries Inc.	226,878	2,529,690
Littelfuse Inc.	276,449	15,727,183
Powell Industries Inc.(a)(b)	114,082	4,262,103
Power-One Inc.(a)	857,708	3,876,840
SunPower Corp.(a)	507,959	2,443,283
Universal Display Corp.(a)(b)	506,567	18,206,018
Vicor Corp.	252,910	1,755,195

		148,910,558
ELECTRONICS—2.29%
American Science and Engineering Inc.	113,990	6,434,736
Analogic Corp.	156,568	9,707,216
Badger Meter Inc.	184,702	6,935,560
Bel Fuse Inc. Class B	136,070	2,396,193
Benchmark Electronics Inc.(a)(b)	735,708	10,263,127
Brady Corp. Class A	622,120	17,114,521
Checkpoint Systems Inc.(a)	516,040	4,494,708
Coherent Inc.(a)(b)	302,046	13,078,592
CTS Corp.	435,889	4,106,074
Cymer Inc.(a)(b)	392,735	23,151,728
Daktronics Inc.	461,200	3,186,892
Electro Scientific Industries Inc.	292,590	3,458,414
ESCO Technologies Inc.	341,101	12,429,721
FARO Technologies Inc.(a)(b)	216,116	9,094,161
FEI Co.(a)(b)	481,630	23,041,179
Fluidigm Corp.(a)(b)	261,920	3,939,277
GSI Group Inc.(a)(b)	372,251	4,265,997
II-VI Inc.(a)(b)	671,018	11,185,870
InvenSense Inc.(a)(b)	464,641	5,250,443
Kemet Corp.(a)(b)	573,199	3,444,926
LeCroy Corp.(a)	214,950	3,065,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Measurement Specialties Inc.(a)(b)	192,889	6,270,821
Mesa Laboratories Inc.	33,162	1,541,701
Methode Electronics Inc.	474,006	4,033,791
Multi-Fineline Electronix Inc.(a)(b)	111,187	2,739,648
Newport Corp.(a)	487,650	5,861,553
NVE Corp.(a)(b)	61,609	3,311,484
OSI Systems Inc.(a)(b)	251,730	15,944,578
Park Electrochemical Corp.	265,415	6,868,940
Plexus Corp.(a)	442,923	12,490,429
Rofin-Sinar Technologies Inc.(a)(b)	364,288	6,895,972
Rogers Corp.(a)	207,607	8,223,313
Sanmina-SCI Corp.(a)	1,039,975	8,517,395
SRS Labs Inc.(a)(b)	144,399	1,299,591
Stoneridge Inc.(a)(b)	359,325	2,447,003
Sypris Solutions Inc.	135,652	945,494
Taser International Inc.(a)(b)	710,840	3,724,802
TTM Technologies Inc.(a)	678,412	6,383,857
Viasystems Group Inc.(a)(b)	49,296	838,032
Vishay Precision Group Inc.(a)(b)	157,917	2,202,942
Watts Water Technologies Inc. Class A	376,306	12,546,042
Woodward Inc.	880,602	34,730,943
Zagg Inc.(a)(b)	325,236	3,548,325
Zygo Corp.(a)(b)	208,157	3,717,684

		335,128,862
ENERGY - ALTERNATE SOURCES—0.24%
Amyris Inc.(a)(b)	387,093	1,714,822
Clean Energy Fuels Corp.(a)(b)	842,732	13,062,346
Enphase Energy Inc.(a)(b)	101,949	634,123
FuelCell Energy Inc.(a)(b)	1,916,539	1,935,704
FutureFuel Corp.	246,515	2,590,873
Gevo Inc.(a)(b)	265,726	1,320,658
Green Plains Renewable Energy Inc.(a)(b)	318,652	1,988,389
KiOR Inc. Class A(a)(b)	337,094	3,016,991
Renewable Energy Group Inc.(a)(b)	93,823	697,105
REX American Resources Corp.(a)(b)	71,785	1,401,243
Saratoga Resources Inc.(a)	232,029	1,364,331
Solazyme Inc.(a)(b)	417,646	5,805,279

		35,531,864
ENGINEERING & CONSTRUCTION—0.72%
Aegion Corp.(a)(b)	501,350	8,969,151
Argan Inc.	125,890	1,759,942
Dycom Industries Inc.(a)	429,361	7,990,408
EMCOR Group Inc.	847,289	23,571,580
Exponent Inc.(a)(b)	171,108	9,039,636
Granite Construction Inc.	492,752	12,865,755
Layne Christensen Co.(a)(b)	253,311	5,241,005
MasTec Inc.(a)(b)	743,855	11,187,579
Michael Baker Corp.(a)	110,534	2,883,832
Mistras Group Inc.(a)(b)	199,355	5,239,049
MYR Group Inc.(a)(b)	261,738	4,465,250
Orion Marine Group Inc.(a)(b)	347,995	2,422,045
Sterling Construction Co. Inc.(a)	209,698	2,143,114
Tutor Perini Corp.(a)	455,856	5,775,696
VSE Corp.	53,111	1,263,511

		104,817,553
ENTERTAINMENT—0.99%
Bluegreen Corp.(a)(b)	183,583	910,572

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Carmike Cinemas Inc.(a)	226,207	3,313,933
Churchill Downs Inc.	166,176	9,769,487
International Speedway Corp. Class A	350,111	9,165,906
Isle of Capri Casinos Inc.(a)	268,296	1,655,386
Lions Gate Entertainment Corp.(a)(b)	1,075,385	15,851,175
Marriott Vacations Worldwide Corp.(a)	339,560	10,519,569
Multimedia Games Holding Co. Inc.(a)	349,491	4,892,874
National CineMedia Inc.	715,343	10,851,753
Pinnacle Entertainment Inc.(a)	797,958	7,676,356
Reading International Inc. Class A(a)	214,029	1,157,897
Scientific Games Corp. Class A(a)	722,493	6,177,315
Shuffle Master Inc.(a)(b)	701,298	9,677,912
Six Flags Entertainment Corp.	505,543	27,390,320
Speedway Motorsports Inc.	147,741	2,498,300
Vail Resorts Inc.	457,202	22,896,676

		144,405,431
ENVIRONMENTAL CONTROL—0.69%
ADA-ES Inc.(a)(b)	114,984	2,917,144
Calgon Carbon Corp.(a)	726,283	10,327,744
Casella Waste Systems Inc. Class A(a)(b)	333,966	1,953,701
CECO Environmental Corp.	91,996	726,769
Darling International Inc.(a)	1,499,292	24,723,325
Energy Recovery Inc.(a)(b)	554,605	1,331,052
EnergySolutions Inc.(a)	1,020,383	1,724,447
GSE Holding Inc.(a)(b)	103,962	1,098,879
Heckmann Corp.(a)(b)	1,707,498	5,771,343
Heritage-Crystal Clean Inc.(a)(b)	98,235	1,606,142
Met-Pro Corp.	188,881	1,739,594
Metalico Inc.(a)(b)	517,742	1,139,033
Mine Safety Appliances Co.	352,172	14,171,401
Rentech Inc.(a)(b)	2,364,333	4,870,526
Tetra Tech Inc.(a)	805,200	20,999,616
TRC Companies Inc.(a)(b)	197,597	1,201,390
US Ecology Inc.	233,899	4,149,368

		100,451,474
FOOD—2.08%
Annie’s Inc.(a)(b)	63,806	2,670,919
Arden Group Inc. Class A	14,487	1,263,411
B&G Foods Inc. Class A	613,336	16,314,738
Cal-Maine Foods Inc.	184,342	7,207,772
Calavo Growers Inc.	151,797	3,882,967
Chefs’ Warehouse Inc. (The)(a)	140,554	2,537,000
Chiquita Brands International Inc.(a)(b)	588,904	2,944,520
Diamond Foods Inc.(b)	282,821	5,045,527
Dole Food Co. Inc.(a)(b)	458,806	4,028,317
Fresh Del Monte Produce Inc.	486,257	11,412,452
Hain Celestial Group Inc.(a)	469,757	25,855,425
Harris Teeter Supermarkets Inc.	556,987	22,830,897
Ingles Markets Inc. Class A	161,779	2,593,317
Inventure Foods Inc.(a)	167,361	1,054,374
J&J Snack Foods Corp.	188,923	11,165,349
John B. Sanfilippo & Son Inc.(a)	101,674	1,814,881
Lancaster Colony Corp.	234,307	16,685,002
Lifeway Foods Inc.(b)	60,168	623,942
Nash-Finch Co.	156,086	3,352,727
Pilgrim’s Pride Corp.(a)(b)	771,271	5,514,588
Post Holdings Inc.(a)	352,633	10,843,465
Sanderson Farms Inc.	291,102	13,338,294
Seaboard Corp.(a)	3,903	8,325,021

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Seneca Foods Corp. Class A(a)	116,006	3,120,561
Smart Balance Inc.(a)(b)	750,873	7,050,697
Snyders-Lance Inc.	559,397	14,113,586
Spartan Stores Inc.	277,131	5,024,385
SUPERVALU Inc.(b)	2,706,762	14,021,027
Tootsie Roll Industries Inc.(b)	301,326	7,189,638
TreeHouse Foods Inc.(a)	458,065	28,532,869
United Natural Foods Inc.(a)	621,939	34,119,574
Village Super Market Inc. Class A	107,571	3,504,663
Weis Markets Inc.	140,405	6,250,831

		304,232,736
FOREST PRODUCTS & PAPER—0.66%
Boise Inc.	1,282,216	8,436,981
Buckeye Technologies Inc.	499,416	14,228,362
Clearwater Paper Corp.(a)	298,290	10,177,655
Deltic Timber Corp.	139,020	8,477,439
KapStone Paper and Packaging Corp.(a)	515,544	8,171,372
Neenah Paper Inc.	201,985	5,390,980
Orchids Paper Products Co.	73,641	1,301,973
P.H. Glatfelter Co.	544,483	8,913,187
Resolute Forest Products Inc.(a)(b)	1,033,630	11,969,435
Schweitzer-Mauduit International Inc.	197,771	13,476,116
Wausau Paper Corp.	563,767	5,485,453

		96,028,953
GAS—1.08%
Chesapeake Utilities Corp.	122,506	5,355,962
Delta Natural Gas Co. Inc.	86,834	1,886,903
Laclede Group Inc. (The)	286,927	11,422,564
New Jersey Resources Corp.	527,530	23,005,583
Northwest Natural Gas Co.	339,852	16,176,955
Piedmont Natural Gas Co.	913,236	29,397,067
South Jersey Industries Inc.	385,835	19,666,010
Southwest Gas Corp.	587,726	25,654,240
WGL Holdings Inc.	656,765	26,106,409

		158,671,693
HAND & MACHINE TOOLS—0.11%
Franklin Electric Co. Inc.	298,988	15,287,257
Hardinge Inc.	149,313	1,358,748

		16,646,005
HEALTH CARE—PRODUCTS—3.58%
Abaxis Inc.(a)(b)	274,262	10,147,694
ABIOMED Inc.(a)(b)	426,334	9,728,942
Accuray Inc.(a)(b)	910,016	6,224,509
Affymetrix Inc.(a)(b)	903,758	4,238,625
Alphatec Holdings Inc.(a)	694,449	1,277,786
AngioDynamics Inc.(a)	314,278	3,774,479
ArthroCare Corp.(a)	352,989	10,335,518
AtriCure Inc.(a)(b)	187,277	1,799,732
Atrion Corp.	20,200	4,140,596
BG Medicine Inc.(a)	137,887	962,451
Cantel Medical Corp.	270,433	7,369,299
Cardiovascular Systems Inc.(a)(b)	215,339	2,108,169
Cepheid Inc.(a)(b)	835,354	37,382,091
Cerus Corp.(a)(b)	698,172	2,317,931
Chindex International Inc.(a)(b)	148,943	1,459,641

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Conceptus Inc.(a)(b)	400,386	7,935,651
CONMED Corp.	361,064	9,990,641
CryoLife Inc.(a)	354,470	1,853,878
Cyberonics Inc.(a)	349,323	15,698,576
Cynosure Inc. Class A(a)(b)	122,715	2,595,422
DexCom Inc.(a)(b)	874,902	11,338,730
Endologix Inc.(a)(b)	705,821	10,897,876
EnteroMedics Inc.(a)	324,459	1,119,384
Exactech Inc.(a)(b)	110,379	1,851,056
Female Health Co. (The)(b)	246,727	1,448,287
Genomic Health Inc.(a)(b)	202,162	6,752,211
Greatbatch Inc.(a)	301,778	6,853,378
Haemonetics Corp.(a)	323,092	23,944,348
Hanger Inc.(a)	435,172	11,157,810
Hansen Medical Inc.(a)(b)	701,402	1,592,183
HeartWare International Inc.(a)(b)	180,365	16,016,412
ICU Medical Inc.(a)(b)	159,706	8,525,106
ImmunoCellular Therapeutics Ltd.(a)	508,857	1,908,214
Insulet Corp.(a)(b)	609,655	13,028,327
Integra LifeSciences Holdings Corp.(a)(b)	248,937	9,255,478
Invacare Corp.	406,111	6,266,293
IRIS International Inc.(a)(b)	204,334	2,308,974
Luminex Corp.(a)(b)	531,941	13,027,235
MAKO Surgical Corp.(a)(b)	461,404	11,816,556
Masimo Corp.(a)	632,817	14,162,444
MEDTOX Scientific Inc.(a)	94,533	2,548,610
Merge Healthcare Inc.(a)(b)	754,481	2,157,816
Meridian Bioscience Inc.	526,445	10,771,065
Merit Medical Systems Inc.(a)(b)	536,621	7,410,736
Natus Medical Inc.(a)	375,925	4,368,249
Navidea Biopharmaceuticals Inc.(a)(b)	1,231,960	4,582,891
NuVasive Inc.(a)(b)	550,766	13,967,426
NxStage Medical Inc.(a)(b)	628,329	10,530,794
OraSure Technologies Inc.(a)(b)	614,934	6,911,858
Orthofix International NV(a)	238,973	9,857,636
Palomar Medical Technologies Inc.(a)(b)	250,798	2,131,783
PhotoMedex Inc.(a)(b)	167,442	2,034,420
PSS World Medical Inc.(a)(b)	643,150	13,499,719
Quidel Corp.(a)(b)	360,444	5,651,762
Rochester Medical Corp.(a)	135,621	1,459,282
Rockwell Medical Technologies Inc.(a)(b)	266,536	2,481,450
Solta Medical Inc.(a)(b)	790,968	2,317,536
Spectranetics Corp.(a)(b)	437,674	4,998,237
Staar Surgical Co.(a)(b)	463,640	3,602,483
Steris Corp.	736,867	23,115,518
SurModics Inc.(a)	196,376	3,397,305
Symmetry Medical Inc.(a)	469,207	4,025,796
Tornier NV(a)(b)	192,955	4,326,051
Unilife Corp.(a)(b)	947,050	3,201,029
Utah Medical Products Inc.	42,003	1,408,361
Vascular Solutions Inc.(a)(b)	207,074	2,600,849
Volcano Corp.(a)(b)	676,399	19,378,831
West Pharmaceutical Services Inc.	430,034	21,712,417
Wright Medical Group Inc.(a)(b)	501,543	10,707,943
Young Innovations Inc.	69,613	2,400,952
Zeltiq Aesthetics Inc.(a)(b)	216,606	1,212,994

		523,383,732
HEALTH CARE - SERVICES—1.65%
Acadia Healthcare Co. Inc.(a)	293,948	5,155,848
Air Methods Corp.(a)(b)	163,630	16,076,647
Almost Family Inc.(a)	105,410	2,354,859

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Amedisys Inc.(a)	384,546	4,787,598
AmSurg Corp.(a)	403,632	12,100,887
Assisted Living Concepts Inc. Class A	247,998	3,526,532
Bio-Reference Laboratories Inc.(a)(b)	313,709	8,244,272
Capital Senior Living Corp.(a)(b)	359,517	3,810,880
Centene Corp.(a)	653,241	19,701,749
Emeritus Corp.(a)(b)	392,067	6,598,488
Ensign Group Inc. (The)	221,989	6,275,629
Five Star Quality Care Inc.(a)(b)	519,782	1,595,731
Gentiva Health Services Inc.(a)	386,819	2,680,656
HealthSouth Corp.(a)	1,217,892	28,328,168
Healthways Inc.(a)(b)	427,885	3,414,522
IPC The Hospitalist Co. Inc.(a)(b)	211,482	9,584,364
Kindred Healthcare Inc.(a)	675,082	6,636,056
LHC Group Inc.(a)	204,362	3,465,980
Magellan Health Services Inc.(a)	346,427	15,703,536
Metropolitan Health Networks Inc.(a)	563,579	5,393,451
Molina Healthcare Inc.(a)(b)	382,049	8,962,870
National Healthcare Corp.	134,545	6,085,470
Select Medical Holdings Corp.(a)(b)	447,619	4,525,428
Skilled Healthcare Group Inc. Class A(a)(b)	246,574	1,548,485
Sun Healthcare Group Inc.(a)(b)	326,097	2,729,432
Sunrise Senior Living Inc.(a)(b)	742,804	5,415,041
Triple-S Management Corp. Class B(a)	246,509	4,506,184
U.S. Physical Therapy Inc.	150,665	3,831,411
Universal American Corp.(a)	479,596	5,050,146
Vanguard Health Systems Inc.(a)	405,946	3,608,860
WellCare Health Plans Inc.(a)	548,889	29,091,117

		240,790,297
HOLDING COMPANIES - DIVERSIFIED—1.11%
American Realty Capital Trust Inc.	2,011,850	21,969,402
Apollo Investment Corp.	2,575,059	19,776,453
Arlington Asset Investment Corp. Class A	106,928	2,321,407
BlackRock Kelso Capital Corp.(c)	875,995	8,549,711
Capital Southwest Corp.	37,967	3,904,526
Fifth Street Finance Corp.(b)	1,051,681	10,495,776
Gladstone Capital Corp.	269,617	2,127,278
Gladstone Investment Corp.	283,043	2,091,688
Golub Capital BDC Inc.	182,725	2,757,320
Harbinger Group Inc.(a)(b)	525,960	4,097,228
Home Loan Servicing Solutions Ltd.	172,224	2,307,802
Horizon Pharma Inc.(a)(b)	269,923	1,924,551
Kohlberg Capital Corp.	278,119	2,019,144
Main Street Capital Corp.(b)	306,028	7,405,878
MCG Capital Corp.	979,939	4,507,719
Medallion Financial Corp.	229,525	2,437,556
MVC Capital Inc.	306,070	3,963,607
New Mountain Finance Corp.	108,887	1,545,107
NGP Capital Resources Co.	276,631	1,958,547
PennantPark Investment Corp.	719,285	7,444,600
Primoris Services Corp.	381,780	4,581,360
Prospect Capital Corp.(b)	1,547,720	17,628,531
Resource America Inc. Class A	153,871	981,697
Solar Capital Ltd.	467,012	10,395,687
TCP Capital Corp.	73,690	1,065,557
THL Credit Inc.	152,472	2,053,798
TICC Capital Corp.	483,036	4,685,449
Triangle Capital Corp.	347,883	7,924,775

		162,922,154

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

HOME BUILDERS—0.56%
Beazer Homes USA Inc.(a)(b)	1,295,699	4,211,022
Cavco Industries Inc.(a)	87,973	4,511,255
Hovnanian Enterprises Inc. Class A(a)(b)	1,274,306	3,695,487
KB Home(b)	984,302	9,646,160
M.D.C. Holdings Inc.	487,655	15,931,689
M/I Homes Inc.(a)	240,933	4,172,959
Meritage Homes Corp.(a)	360,798	12,245,484
Ryland Group Inc. (The)	568,874	14,551,797
Standard-Pacific Corp.(a)(b)	1,384,790	8,571,850
Winnebago Industries Inc.(a)	373,409	3,805,038

		81,342,741
HOME FURNISHINGS—0.45%
American Woodmark Corp.(a)	123,989	2,120,212
Bassett Furniture Industries Inc.	144,022	1,484,867
DTS Inc.(a)(b)	210,663	5,494,091
Ethan Allen Interiors Inc.(b)	309,066	6,159,685
Flexsteel Industries	57,562	1,138,576
Hooker Furniture Corp.	138,001	1,627,032
Kimball International Inc. Class B	416,243	3,205,071
La-Z-Boy Inc.(a)(b)	660,079	8,112,371
Sealy Corp.(a)(b)	647,908	1,198,630
Select Comfort Corp.(a)	723,547	15,136,603
Skullcandy Inc.(a)(b)	206,694	2,924,720
TiVo Inc.(a)(b)	1,591,362	13,160,564
Universal Electronics Inc.(a)	191,625	2,523,701
VOXX International Corp.(a)(b)	234,031	2,181,169

		66,467,292
HOUSEHOLD PRODUCTS & WARES—0.57%
A.T. Cross Co. Class A(a)(b)	121,182	1,196,066
ACCO Brands Corp.(a)(b)	1,431,996	14,806,839
American Greetings Corp. Class A(b)	447,928	6,548,707
Blyth Inc.	132,418	4,576,366
Central Garden & Pet Co. Class A(a)	493,725	5,376,665
CSS Industries Inc.	124,257	2,553,481
Helen of Troy Ltd.(a)	404,438	13,706,404
Prestige Brands Holdings Inc.(a)	641,394	10,140,439
Spectrum Brands Holdings Inc.(a)	293,048	9,544,573
Tumi Holdings Inc.(a)	275,469	4,820,708
WD-40 Co.	203,140	10,118,404

		83,388,652
HOUSEWARES—0.04%
Libbey Inc.(a)(b)	261,998	4,026,909
Lifetime Brands Inc.	124,550	1,553,139

		5,580,048
INSURANCE—2.44%
Alterra Capital Holdings Ltd.(b)	1,092,793	25,516,717
American Equity Investment Life Holding Co.	764,632	8,418,598
American Safety Insurance Holdings Ltd.(a)	116,040	2,175,750
Amerisafe Inc.(a)	231,615	6,010,409
AmTrust Financial Services Inc.	311,267	9,247,743
Argo Group International Holdings Ltd.(b)	329,083	9,632,259
Baldwin & Lyons Inc. Class B	116,448	2,706,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Citizens Inc.(a)(b)	496,877	4,844,551
CNO Financial Group Inc.	2,690,800	20,988,240
Crawford & Co. Class B	338,197	1,383,226
Donegal Group Inc. Class A	100,696	1,337,243
Eastern Insurance Holdings Inc.	84,887	1,443,079
eHealth Inc.(a)(b)	248,883	4,009,505
EMC Insurance Group Inc.	56,753	1,146,411
Employers Holdings Inc.	393,144	7,092,318
Enstar Group Ltd.(a)	107,720	10,657,817
FBL Financial Group Inc. Class A	129,824	3,636,370
First American Financial Corp.	1,347,750	22,857,840
Flagstone Reinsurance Holdings SA(b)	683,849	5,477,630
Fortegra Financial Corp.(a)(b)	85,860	686,880
Global Indemnity PLC(a)	147,080	2,978,370
Greenlight Capital Re Ltd. Class A(a)(b)	358,706	9,118,306
Hallmark Financial Services Inc.(a)(b)	182,312	1,422,034
Hilltop Holdings Inc.(a)(b)	507,443	5,231,737
Homeowners Choice Inc.	91,810	1,615,856
Horace Mann Educators Corp.	506,075	8,846,191
Independence Holding Co.	105,618	1,040,337
Infinity Property and Casualty Corp.	150,903	8,702,576
Investors Title Co.	15,863	903,081
Kansas City Life Insurance Co.	52,213	1,837,375
Maiden Holdings Ltd.	641,220	5,565,790
Meadowbrook Insurance Group Inc.	644,725	5,667,133
MGIC Investment Corp.(a)	2,405,524	6,927,909
Montpelier Re Holdings Ltd.	634,625	13,511,166
National Interstate Corp.	80,061	2,128,822
National Western Life Insurance Co. Class A	28,032	3,978,301
Navigators Group Inc. (The)(a)(b)	127,617	6,387,231
OneBeacon Insurance Group Ltd. Class A(b)	289,781	3,772,949
Phoenix Companies Inc. (The)(a)(b)	1,491,191	2,758,703
Platinum Underwriters Holdings Ltd.(b)	442,046	16,841,953
Presidential Life Corp.	277,790	2,730,676
Primerica Inc.	600,036	16,038,962
Radian Group Inc.(b)	1,701,479	5,597,866
RLI Corp.	269,107	18,353,097
Safety Insurance Group Inc.	161,882	6,578,884
Seabright Holdings Inc.	254,007	2,258,122
Selective Insurance Group Inc.	699,331	12,175,353
State Auto Financial Corp.	189,445	2,661,702
Stewart Information Services Corp.	234,532	3,600,066
Symetra Financial Corp.	987,622	12,463,790
Tower Group Inc.	444,309	9,272,729
United Fire Group Inc.	257,349	5,489,254
Universal Insurance Holdings Inc.	242,186	825,854

		356,551,013
INTERNET—2.92%
1-800-FLOWERS.COM Inc.(a)(b)	337,405	1,177,543
AboveNet Inc.(a)	298,456	25,070,304
Active Network Inc. (The)(a)(b)	495,642	7,627,930
Ambient Corp.(a)	35,010	191,505
Ancestry.com Inc.(a)(b)	365,885	10,072,814
Angie’s List Inc.(a)(b)	454,059	7,192,295
Bankrate Inc.(a)(b)	589,553	10,841,880
Bazaarvoice Inc.(a)(b)	121,809	2,216,924
Blucora Inc.(a)	510,874	6,293,968
Blue Nile Inc.(a)(b)	176,477	5,243,132
Boingo Wireless Inc.(a)(b)	201,795	2,344,858
Brightcove Inc.(a)	76,443	1,165,756
BroadSoft Inc.(a)(b)	350,744	10,157,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

CafePress Inc.(a)(b)	58,839	875,524
Cogent Communications Group Inc.(a)(b)	597,580	11,503,415
comScore Inc.(a)(b)	450,918	7,422,110
Constant Contact Inc.(a)(b)	388,060	6,938,513
DealerTrack Holdings Inc.(a)	538,055	16,200,836
Dice Holdings Inc.(a)(b)	583,472	5,478,802
Digital River Inc.(a)	470,566	7,820,807
Envivio Inc.(a)	99,535	638,019
ePlus Inc.(a)(b)	50,705	1,640,307
eResearchTechnology Inc.(a)	646,340	5,164,257
ExactTarget Inc.(a)(b)	124,586	2,723,450
Global Sources Ltd.(a)(b)	241,160	1,591,656
HealthStream Inc.(a)(b)	249,242	6,480,292
ICG Group Inc.(a)(b)	476,044	4,403,407
Internap Network Services Corp.(a)(b)	677,247	4,408,878
IntraLinks Holdings Inc.(a)(b)	465,962	2,040,914
iPass Inc.(a)	663,881	1,580,037
Keynote Systems Inc.	200,471	2,976,994
KIT Digital Inc.(a)(b)	612,408	2,627,230
Limelight Networks Inc.(a)(b)	761,951	2,232,516
Lionbridge Technologies Inc.(a)(b)	722,523	2,275,947
Liquidity Services Inc.(a)(b)	300,639	15,389,710
magicJack VocalTec Ltd.(a)(b)	192,682	3,660,958
MeetMe Inc.(a)(b)	239,758	563,431
ModusLink Global Solutions Inc.(a)	507,825	1,518,397
Move Inc.(a)(b)	503,596	4,587,760
NIC Inc.	822,519	10,445,991
NutriSystem Inc.	363,725	4,204,661
OpenTable Inc.(a)(b)	285,898	12,868,269
Orbitz Worldwide Inc.(a)(b)	294,660	1,075,509
Overstock.com Inc.(a)(b)	150,838	1,042,291
PCTEL Inc.	236,131	1,527,768
Perficient Inc.(a)	407,723	4,578,729
QuinStreet Inc.(a)(b)	417,321	3,864,392
ReachLocal Inc.(a)(b)	130,588	1,436,468
RealNetworks Inc.	279,309	2,413,230
Responsys Inc.(a)(b)	456,070	5,527,568
Saba Software Inc.(a)(b)	381,637	3,541,591
Safeguard Scientifics Inc.(a)(b)	266,136	4,119,785
Sapient Corp.	1,561,793	15,727,255
Shutterfly Inc.(a)(b)	456,366	14,005,873
Sourcefire Inc.(a)(b)	375,153	19,282,864
Spark Networks Inc.(a)(b)	147,045	758,752
SPS Commerce Inc.(a)(b)	135,242	4,108,652
Stamps.com Inc.(a)	180,754	4,459,201
Support.com Inc.(a)(b)	619,373	1,975,800
Synacor Inc.(a)(b)	86,396	1,183,625
TechTarget Inc.(a)(b)	199,558	1,005,772
Towerstream Corp.(a)(b)	606,577	2,517,295
Travelzoo Inc.(a)(b)	91,180	2,071,610
United Online Inc.	1,156,576	4,880,751
Unwired Planet Inc.(a)(b)	1,040,669	2,393,539
US Auto Parts Network Inc.(a)(b)	191,344	799,818
ValueClick Inc.(a)(b)	1,022,371	16,756,661
Vasco Data Security International Inc.(a)(b)	360,049	2,945,201
VirnetX Holding Corp.(a)(b)	532,343	18,765,091
Vitacost.com Inc.(a)(b)	281,572	1,661,275
Vocus Inc.(a)(b)	263,294	4,897,268
Web.com Group Inc.(a)(b)	447,273	8,194,041
WebMD Health Corp.(a)	641,780	13,162,908
Websense Inc.(a)	474,252	8,882,740
XO Group Inc.(a)	334,335	2,965,551
Yelp Inc.(a)(b)	107,811	2,450,544

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Zix Corp.(a)(b)	779,913	2,027,774

		426,866,735
IRON & STEEL—0.16%
AK Steel Holding Corp.(b)	1,410,857	8,281,730
Metals USA Holdings Corp.(a)(b)	148,025	2,355,078
Schnitzer Steel Industries Inc. Class A	322,137	9,026,279
Shiloh Industries Inc.	74,754	859,671
Universal Stainless & Alloy Products Inc.(a)(b)	87,007	3,575,988

		24,098,746
LEISURE TIME—0.64%
Arctic Cat Inc.(a)	161,397	5,900,674
Black Diamond Inc.(a)(b)	268,133	2,533,857
Brunswick Corp.	1,138,588	25,299,425
Callaway Golf Co.(b)	831,852	4,916,245
Interval Leisure Group Inc.	490,130	9,317,371
Johnson Outdoors Inc. Class A(a)(b)	72,476	1,493,006
Life Time Fitness Inc.(a)(b)	546,405	25,413,297
Marine Products Corp.(b)	134,708	819,025
Town Sports International Holdings Inc.(a)	296,051	3,934,518
WMS Industries Inc.(a)	702,860	14,022,057

		93,649,475
LODGING—0.36%
Ameristar Casinos Inc.	420,699	7,475,821
Boyd Gaming Corp.(a)	709,530	5,108,616
Caesars Entertainment Corp.(a)(b)	471,007	5,369,480
Gaylord Entertainment Co.(a)(b)	393,916	15,189,401
Marcus Corp.	249,102	3,427,644
Monarch Casino & Resort Inc.(a)	110,348	1,008,581
Morgans Hotel Group Co.(a)(b)	282,533	1,327,905
MTR Gaming Group Inc.(a)	289,114	1,373,291
Orient-Express Hotels Ltd. Class A(a)(b)	1,235,654	10,342,424
Red Lion Hotels Corp.(a)(b)	174,008	1,505,169

		52,128,332
MACHINERY—1.52%
Alamo Group Inc.	88,467	2,775,210
Albany International Corp. Class A	352,382	6,593,067
Altra Holdings Inc.(b)	343,808	5,425,290
Applied Industrial Technologies Inc.	535,500	19,733,175
Astec Industries Inc.(a)	256,103	7,857,240
Briggs & Stratton Corp.(b)	615,511	10,765,287
Cascade Corp.	117,602	5,533,174
Chart Industries Inc.(a)(b)	381,150	26,207,874
Cognex Corp.	543,322	17,196,141
Columbus McKinnon Corp.(a)(b)	247,920	3,741,113
DXP Enterprises Inc.(a)(b)	112,287	4,658,788
Flow International Corp.(a)(b)	615,473	1,938,740
Gerber Scientific Inc. Escrow(a)(d)	276,144	2,761
Global Power Equipment Group Inc.(b)	219,892	4,802,441
Gorman-Rupp Co. (The)	194,190	5,786,862
Hurco Companies Inc.(a)(b)	82,842	1,697,433
Intermec Inc.(a)	765,705	4,747,371
Intevac Inc.(a)	298,552	2,245,111
iRobot Corp.(a)(b)	350,484	7,763,221
Kadant Inc.(a)(b)	149,104	3,496,489
Lindsay Corp.(b)	161,966	10,511,593

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Middleby Corp. (The)(a)(b)	238,712	23,778,102
NACCO Industries Inc. Class A	70,338	8,176,793
Robbins & Myers Inc.	490,882	20,528,685
Sauer-Danfoss Inc.	148,976	5,203,732
Tennant Co.	238,180	9,515,291
Twin Disc Inc.(b)	109,495	2,024,563

		222,705,547
MANUFACTURING—2.03%
A.O. Smith Corp.	496,522	24,274,961
Actuant Corp. Class A	867,192	23,552,935
American Railcar Industries Inc.(a)	120,058	3,253,572
AZZ Inc.	161,087	9,868,190
Barnes Group Inc.	687,843	16,707,706
Blount International Inc.(a)(b)	624,508	9,149,042
Ceradyne Inc.	309,137	7,929,364
Chase Corp.	82,616	1,090,531
CLARCOR Inc.	640,047	30,824,663
EnPro Industries Inc.(a)(b)	262,721	9,817,884
Fabrinet(a)(b)	281,674	3,535,009
Federal Signal Corp.(a)	793,855	4,636,113
FreightCar America Inc.	153,228	3,519,647
GP Strategies Corp.(a)(b)	189,407	3,498,347
Handy & Harman Ltd.(a)(b)	67,580	910,978
Hexcel Corp.(a)(b)	1,268,284	32,709,044
Hillenbrand Inc.	698,576	12,839,827
John Bean Technologies Corp.	369,233	5,010,492
Koppers Holdings Inc.	264,818	9,003,812
LSB Industries Inc.(a)	239,467	7,401,925
Lydall Inc.(a)	218,396	2,952,714
Movado Group Inc.	224,606	5,619,642
Myers Industries Inc.	427,691	7,339,177
NL Industries Inc.	84,964	1,059,501
Park-Ohio Holdings Corp.(a)(b)	111,287	2,117,792
PMFG Inc.(a)(b)	266,718	2,083,068
Proto Labs Inc.(a)(b)	64,181	1,845,846
Raven Industries Inc.	231,225	16,090,948
Smith & Wesson Holding Corp.(a)(b)	828,098	6,881,494
Standex International Corp.	161,100	6,858,027
STR Holdings Inc.(a)	389,301	1,775,213
Sturm, Ruger & Co. Inc.(b)	244,372	9,811,536
Tredegar Corp.	308,354	4,489,634
TriMas Corp.(a)(b)	410,902	8,259,130

		296,717,764
MEDIA—0.71%
Beasley Broadcast Group Inc. Class A(a)	56,852	334,858
Belo Corp. Class A	1,193,660	7,687,170
Central European Media Enterprises Ltd. Class A(a)(b)	465,781	2,366,168
Courier Corp.	133,696	1,771,472
Crown Media Holdings Inc. Class A(a)(b)	449,082	785,894
Cumulus Media Inc. Class A(a)(b)	717,219	2,158,829
Daily Journal Corp.(a)	12,479	1,070,449
Demand Media Inc.(a)(b)	382,463	4,283,586
Dial Global Inc.(a)(b)	50,479	167,590
Digital Domain Media Group Inc.(a)(b)	136,677	855,598
Digital Generation Inc.(a)(b)	352,653	4,362,318
Dolan Co. (The)(a)(b)	391,915	2,637,588
E.W. Scripps Co. (The) Class A(a)	382,429	3,675,143
Entercom Communications Corp. Class A(a)(b)	314,208	1,891,532
Entravision Communications Corp. Class A	657,901	796,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Fisher Communications Inc.(a)	113,590	3,397,477
Journal Communications Inc. Class A(a)(b)	550,732	2,841,777
Knology Inc.(a)(b)	397,218	7,813,278
Lin TV Corp. Class A(a)(b)	393,173	1,187,382
Martha Stewart Living Omnimedia Inc. Class A	358,769	1,219,815
McClatchy Co. (The) Class A(a)(b)	736,805	1,620,971
Meredith Corp.(b)	462,154	14,761,199
New York Times Co. (The) Class A(a)(b)	1,736,344	13,543,483
Nexstar Broadcasting Group Inc.(a)(b)	145,211	978,722
Outdoor Channel Holdings Inc.	186,648	1,364,397
Saga Communications Inc. Class A(a)(b)	44,309	1,644,307
Salem Communications Corp. Class A	129,778	709,886
Scholastic Corp.(b)	330,202	9,298,488
Sinclair Broadcast Group Inc. Class A	644,689	5,840,882
Value Line Inc.	16,814	199,918
World Wrestling Entertainment Inc. Class A(b)	347,607	2,718,287

		103,984,524
METAL FABRICATE & HARDWARE—0.80%
A.M. Castle & Co.(a)(b)	214,303	2,275,898
Ampco-Pittsburgh Corp.	109,437	2,005,980
CIRCOR International Inc.	222,083	7,570,809
Dynamic Materials Corp.	172,204	2,984,295
Eastern Co. (The)	79,454	1,283,182
Furmanite Corp.(a)(b)	478,382	2,324,937
Haynes International Inc.	156,751	7,984,896
Kaydon Corp.	409,355	8,756,103
L.B. Foster Co. Class A	116,723	3,339,445
Mueller Industries Inc.	343,824	14,643,464
Mueller Water Products Inc. Class A	1,999,384	6,917,869
NN Inc.(a)(b)	218,632	2,232,233
Northwest Pipe Co.(a)(b)	120,122	2,914,160
Olympic Steel Inc.	117,209	1,924,572
Omega Flex Inc.(a)(b)	36,340	432,809
RBC Bearings Inc.(a)(b)	283,016	13,386,657
Rexnord Corp.(a)	367,560	7,365,902
RTI International Metals Inc.(a)(b)	386,836	8,754,099
Sun Hydraulics Corp.	263,706	6,405,419
Worthington Industries Inc.	666,650	13,646,325

		117,149,054
MINING—1.02%
AMCOL International Corp.	321,841	9,111,319
Century Aluminum Co.(a)(b)	657,087	4,816,448
Coeur d’Alene Mines Corp.(a)	1,140,990	20,035,784
General Moly Inc.(a)(b)	859,876	2,700,011
Globe Specialty Metals Inc.	782,782	10,512,762
Gold Reserve Inc.(a)	668,398	2,332,709
Gold Resource Corp.(b)	381,022	9,902,762
Golden Minerals Co.(a)(b)	368,647	1,662,598
Golden Star Resources Ltd.(a)(b)	3,314,074	3,844,326
Hecla Mining Co.(b)	3,617,665	17,183,909
Horsehead Holding Corp.(a)(b)	560,290	5,580,488
Kaiser Aluminum Corp.	246,169	12,761,401
Materion Corp.(b)	260,628	6,002,263
McEwen Mining Inc.(a)(b)	2,516,317	7,574,114
Midway Gold Corp.(a)(b)	1,458,875	2,027,836
Noranda Aluminium Holding Corp.	425,428	3,386,407
Paramount Gold and Silver Corp.(a)(b)	1,667,269	4,001,445
Revett Minerals Inc.(a)	329,256	1,083,252
Stillwater Mining Co.(a)	1,477,565	12,618,405

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

United States Antimony Corp.(a)(b)	686,536	2,773,605
United States Lime & Minerals Inc.(a)(b)	22,455	1,047,975
Uranerz Energy Corp.(a)(b)	851,743	1,235,027
Uranium Energy Corp.(a)(b)	1,082,485	2,478,891
US Silica Holdings Inc.(a)(b)	151,118	1,701,589
Vista Gold Corp.(a)(b)	746,848	2,173,328

		148,548,654
MULTI-NATIONAL—0.05%
Banco Latinoamericano de Comercio Exterior SA Class E	360,591	7,727,465

		7,727,465
OFFICE FURNISHINGS—0.38%
CompX International Inc.	14,001	176,413
Herman Miller Inc.	743,829	13,775,713
HNI Corp.	580,811	14,955,883
Interface Inc.	747,399	10,187,048
Knoll Inc.	611,688	8,208,853
Steelcase Inc. Class A	960,660	8,674,760

		55,978,670
OIL & GAS—3.21%
Abraxas Petroleum Corp.(a)(b)	1,057,430	3,373,202
Adams Resources & Energy Inc.	26,953	1,129,870
Alon USA Energy Inc.	125,805	1,064,310
Apco Oil and Gas International Inc.(b)	117,171	2,114,937
Approach Resources Inc.(a)(b)	369,067	9,425,971
Arabian American Development Co.(a)	255,037	2,471,309
ATP Oil & Gas Corp.(a)(b)	572,153	1,933,877
Berry Petroleum Co. Class A	667,364	26,467,656
Bill Barrett Corp.(a)(b)	612,921	13,128,768
Bonanza Creek Energy Inc.(a)(b)	127,287	2,116,783
BPZ Resources Inc.(a)(b)	1,335,723	3,379,379
Callon Petroleum Co.(a)(b)	506,599	2,158,112
Carrizo Oil & Gas Inc.(a)(b)	504,681	11,865,050
Clayton Williams Energy Inc.(a)(b)	75,486	3,652,013
Comstock Resources Inc.(a)(b)	613,934	10,080,796
Contango Oil & Gas Co.(a)(b)	162,768	9,635,866
CREDO Petroleum Corp.(a)	88,005	1,273,432
Crimson Exploration Inc.(a)	267,843	1,229,399
CVR Energy Inc.(a)(b)	211,993	5,634,774
Delek US Holdings Inc.	216,996	3,816,960
Endeavour International Corp.(a)(b)	483,787	4,063,811
Energy Partners Ltd.(a)(b)	354,638	5,993,382
Energy XXI (Bermuda) Ltd.(b)	1,004,761	31,438,972
Evolution Petroleum Corp.(a)(b)	212,916	1,775,719
Forest Oil Corp.(a)(b)	1,502,569	11,013,831
FX Energy Inc.(a)(b)	675,803	4,021,028
Gastar Exploration Ltd.(a)(b)	760,165	1,467,118
GeoResources Inc.(a)(b)	270,226	9,892,974
Goodrich Petroleum Corp.(a)(b)	331,731	4,597,792
Gulfport Energy Corp.(a)(b)	709,315	14,633,168
Halcon Resources Corp.(a)(b)	900,314	8,498,964
Harvest Natural Resources Inc.(a)(b)	468,615	4,006,658
Hercules Offshore Inc.(a)	2,022,075	7,158,145
Isramco Inc.(a)(b)	12,937	1,423,070
Kodiak Oil & Gas Corp.(a)(b)	3,358,972	27,577,160
Magnum Hunter Resources Corp.(a)(b)	1,880,189	7,859,190
Matador Resources Co.(a)(b)	181,020	1,944,155
McMoRan Exploration Co.(a)(b)	1,293,429	16,387,745

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Midstates Petroleum Co. Inc.(a)	306,759	2,978,630
Miller Energy Resources Inc.(a)(b)	371,001	1,855,005
Northern Oil and Gas Inc.(a)(b)	810,526	12,919,784
Oasis Petroleum Inc.(a)(b)	1,018,577	24,629,192
Panhandle Oil and Gas Inc.	89,531	2,698,464
Parker Drilling Co.(a)(b)	1,500,915	6,769,127
PDC Energy Inc.(a)(b)	381,852	9,363,011
Penn Virginia Corp.	585,127	4,294,832
PetroCorp Inc. Escrow(a)(d)	26,106	3
PetroQuest Energy Inc.(a)(b)	724,666	3,623,330
Quicksilver Resources Inc.(a)(b)	1,498,824	8,123,626
Resolute Energy Corp.(a)(b)	615,967	5,894,804
Rex Energy Corp.(a)(b)	550,863	6,175,174
Rosetta Resources Inc.(a)(b)	671,510	24,604,126
Sanchez Energy Corp.(a)(b)	147,895	3,076,216
Stone Energy Corp.(a)(b)	631,041	15,990,579
Swift Energy Co.(a)(b)	546,359	10,167,741
Synergy Resources Corp.(a)	500,546	1,541,682
Triangle Petroleum Corp.(a)(b)	565,065	3,153,063
VAALCO Energy Inc.(a)(b)	738,302	6,371,546
Vantage Drilling Co.(a)	2,444,919	3,667,379
Venoco Inc.(a)(b)	376,059	3,764,351
Voyager Oil & Gas Inc.(a)(b)	620,705	1,092,441
W&T Offshore Inc.	443,875	6,791,287
Warren Resources Inc.(a)(b)	920,511	2,209,226
Western Refining Inc.	730,996	16,279,281
ZaZa Energy Corp.(a)	317,553	1,435,340

		469,174,586
OIL & GAS SERVICES—1.65%
Basic Energy Services Inc.(a)(b)	393,809	4,064,109
Bolt Technology Corp.	109,662	1,646,027
C&J Energy Services Inc.(a)(b)	568,766	10,522,171
Cal Dive International Inc.(a)(b)	1,227,263	3,559,063
Dawson Geophysical Co.(a)(b)	101,754	2,423,780
Dril-Quip Inc.(a)	511,840	33,571,586
Edgen Group Inc.(a)	191,594	1,440,787
Exterran Holdings Inc.(a)(b)	826,545	10,538,449
Flotek Industries Inc.(a)(b)	629,776	5,882,108
Forbes Energy Services Ltd.(a)	189,042	888,497
Forum Energy Technologies Inc.(a)(b)	283,161	5,575,440
Global Geophysical Services Inc.(a)(b)	248,275	1,519,443
Gulf Island Fabrication Inc.	183,621	5,179,948
Helix Energy Solutions Group Inc.(a)	1,341,075	22,007,041
Hornbeck Offshore Services Inc.(a)(b)	450,156	17,457,050
ION Geophysical Corp.(a)(b)	1,683,385	11,093,507
Key Energy Services Inc.(a)	1,914,097	14,547,137
Lufkin Industries Inc.	426,502	23,167,589
Matrix Service Co.(a)	326,800	3,709,180
Mitcham Industries Inc.(a)(b)	163,065	2,767,213
Natural Gas Services Group Inc.(a)(b)	158,002	2,341,590
Newpark Resources Inc.(a)(b)	1,148,137	6,774,008
OYO Geospace Corp.(a)(b)	81,332	7,319,067
Pioneer Drilling Co.(a)	789,739	6,294,220
Targa Resources Corp.	369,815	15,791,100
Tesco Corp.(a)	388,344	4,660,128
TETRA Technologies Inc.(a)	989,942	7,058,286
TGC Industries Inc.(a)	186,331	1,809,274
Thermon Group Holdings Inc.(a)(b)	187,825	3,889,856
Union Drilling Inc.(a)(b)	179,049	802,139

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Willbros Group Inc.(a)(b)	494,822	3,196,550

		241,496,343
PACKAGING & CONTAINERS—0.10%
AEP Industries Inc.(a)(b)	53,518	2,330,709
Graphic Packaging Holding Co.(a)	2,136,766	11,752,213
UFP Technologies Inc.(a)	70,324	1,188,475

		15,271,397
PHARMACEUTICALS—3.93%
Achillion Pharmaceuticals Inc.(a)(b)	679,083	4,210,315
Acura Pharmaceuticals Inc.(a)(b)	158,872	498,858
Akorn Inc.(a)(b)	725,515	11,441,372
Align Technology Inc.(a)(b)	915,258	30,624,533
Alkermes PLC(a)(b)	1,560,378	26,479,615
Allos Therapeutics Inc.(a)	989,217	1,770,698
Amicus Therapeutics Inc.(a)(b)	385,253	2,118,892
Ampio Pharmaceuticals Inc.(a)(b)	279,601	1,420,373
Anacor Pharmaceuticals Inc.(a)(b)	183,613	1,191,648
Anika Therapeutics Inc.(a)	150,559	2,046,097
Antares Pharma Inc.(a)(b)	1,164,839	4,240,014
Array BioPharma Inc.(a)	1,140,905	3,958,940
Auxilium Pharmaceuticals Inc.(a)	617,018	16,591,614
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,731,698	6,788,256
BioDelivery Sciences International Inc.(a)	272,369	1,220,213
BioScrip Inc.(a)(b)	560,794	4,166,699
BioSpecifics Technologies Corp.(a)(b)	61,453	1,154,087
Cadence Pharmaceuticals Inc.(a)(b)	768,348	2,743,002
Cempra Inc.(a)(b)	52,565	492,008
ChemoCentryx Inc.(a)	70,281	1,054,215
Clovis Oncology Inc.(a)(b)	174,496	3,783,073
Corcept Therapeutics Inc.(a)(b)	561,790	2,522,437
Cornerstone Therapeutics Inc.(a)(b)	111,904	708,352
Cumberland Pharmaceuticals Inc.(a)(b)	152,199	983,206
Cytori Therapeutics Inc.(a)(b)	702,399	1,896,477
Depomed Inc.(a)(b)	711,559	4,048,771
Derma Sciences Inc.(a)	118,620	1,129,262
Dusa Pharmaceuticals Inc.(a)(b)	288,722	1,507,129
Dyax Corp.(a)(b)	1,255,913	2,675,095
Endocyte Inc.(a)(b)	378,083	3,107,842
Furiex Pharmaceuticals Inc.(a)(b)	94,565	1,981,137
Hi-Tech Pharmacal Co. Inc.(a)	136,683	4,428,529
Idenix Pharmaceuticals Inc.(a)(b)	954,520	9,831,556
Impax Laboratories Inc.(a)	850,464	17,238,905
Infinity Pharmaceuticals Inc.(a)(b)	248,671	3,371,979
Ironwood Pharmaceuticals Inc. Class A(a)(b)	959,164	13,217,280
Isis Pharmaceuticals Inc.(a)(b)	1,269,796	15,237,552
Jazz Pharmaceuticals PLC(a)	529,509	23,833,200
Keryx Biopharmaceuticals Inc.(a)(b)	915,681	1,648,226
Lannett Co. Inc.(a)(b)	207,256	878,765
MannKind Corp.(a)(b)	1,440,328	3,298,351
MAP Pharmaceuticals Inc.(a)(b)	317,824	4,761,004
Medicis Pharmaceutical Corp. Class A	732,596	25,018,153
Nature’s Sunshine Products Inc.(b)	145,275	2,193,653
Nektar Therapeutics(a)(b)	1,462,580	11,803,021
Neogen Corp.(a)(b)	300,470	13,881,714
Neurocrine Biosciences Inc.(a)(b)	846,200	6,693,442
Nutraceutical International Corp.(a)	110,147	1,679,742
Obagi Medical Products Inc.(a)	239,908	3,663,395
Omega Protein Corp.(a)	252,094	1,855,412
Opko Health Inc.(a)(b)	1,365,612	6,281,815

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Optimer Pharmaceuticals Inc.(a)(b)	600,447	9,318,937
Orexigen Therapeutics Inc.(a)(b)	770,358	4,267,783
Osiris Therapeutics Inc.(a)(b)	208,692	2,289,351
Pacira Pharmaceuticals Inc.(a)(b)	235,589	3,778,848
Pain Therapeutics Inc.(a)	485,229	2,275,724
Par Pharmaceutical Companies Inc.(a)	468,672	16,937,806
Pernix Therapeutics Holdings(a)(b)	116,595	849,978
Pharmacyclics Inc.(a)(b)	692,703	37,828,511
PharMerica Corp.(a)	377,562	4,122,977
POZEN Inc.(a)(b)	341,466	2,130,748
Progenics Pharmaceuticals Inc.(a)	386,128	3,776,332
Questcor Pharmaceuticals Inc.(a)(b)	684,462	36,440,757
Raptor Pharmaceutical Corp.(a)(b)	623,848	3,487,310
Repros Therapeutics Inc.(a)	189,512	1,720,769
Rigel Pharmaceuticals Inc.(a)(b)	911,766	8,479,424
Sagent Pharmaceuticals Inc.(a)(b)	119,857	2,167,015
Santarus Inc.(a)(b)	698,566	4,952,833
Schiff Nutrition International Inc.(a)	170,711	3,064,262
SciClone Pharmaceuticals Inc.(a)(b)	724,984	5,082,138
SIGA Technologies Inc.(a)(b)	453,654	1,301,987
Sucampo Pharmaceuticals Inc. Class A(a)(b)	140,469	987,497
Supernus Pharmaceuticals Inc.(a)	43,811	410,071
Synageva BioPharma Corp.(a)	117,119	4,750,347
Synergy Pharmaceuticals Inc.(a)	524,904	2,493,294
Synta Pharmaceuticals Corp.(a)(b)	474,047	2,593,037
Synutra International Inc.(a)(b)	223,588	1,207,375
Targacept Inc.(a)(b)	350,498	1,507,141
Theravance Inc.(a)(b)	769,707	17,102,890
Threshold Pharmaceuticals Inc.(a)(b)	574,063	4,248,066
USANA Health Sciences Inc.(a)(b)	76,333	3,138,813
Vanda Pharmaceuticals Inc.(a)(b)	363,238	1,598,247
Ventrus Biosciences Inc.(a)	159,598	681,484
ViroPharma Inc.(a)(b)	885,199	20,979,216
VIVUS Inc.(a)	1,269,379	36,228,077
XenoPort Inc.(a)(b)	457,947	2,766,000
Zogenix Inc.(a)(b)	466,179	1,156,124

		575,491,093
PIPELINES—0.17%
Crosstex Energy Inc.	520,289	7,284,046
SemGroup Corp. Class A(a)(b)	533,196	17,024,948

		24,308,994
REAL ESTATE—0.29%
AV Homes Inc.(a)(b)	126,183	1,839,748
Consolidated-Tomoka Land Co.	55,303	1,591,620
Forestar Group Inc.(a)	443,052	5,675,496
HFF Inc. Class A(a)(b)	416,342	5,803,808
Kennedy-Wilson Holdings Inc.	447,747	6,272,936
Sovran Self Storage Inc.(b)	367,937	18,429,964
Thomas Properties Group Inc.	411,388	2,237,951

		41,851,523
REAL ESTATE INVESTMENT TRUSTS—7.18%
Acadia Realty Trust(b)	559,918	12,978,899
AG Mortgage Investment Trust Inc.	201,776	4,336,166
Agree Realty Corp.(b)	146,068	3,232,485
Alexander’s Inc.(b)	26,775	11,542,970
American Assets Trust Inc.	421,661	10,225,279
American Capital Mortgage Investment Corp.	462,644	11,047,939

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Anworth Mortgage Asset Corp.(b)	1,750,375	12,340,144
Apollo Commercial Real Estate Finance Inc.(b)	223,593	3,593,140
Apollo Residential Mortgage Inc.	308,632	5,950,425
Ares Commercial Real Estate Corp.	98,451	1,720,923
ARMOUR Residential REIT Inc.	2,266,725	16,116,415
Ashford Hospitality Trust Inc.(b)	680,989	5,740,737
Associated Estates Realty Corp.	542,000	8,102,900
Campus Crest Communities Inc.	396,760	4,122,336
CapLease Inc.(b)	849,367	3,524,873
Capstead Mortgage Corp.	1,186,617	16,505,842
Cedar Realty Trust Inc.(b)	765,437	3,865,457
Chatham Lodging Trust	178,389	2,547,395
Chesapeake Lodging Trust	410,806	7,074,079
Colonial Properties Trust(b)	1,120,883	24,816,350
Colony Financial Inc.	422,484	7,308,973
CoreSite Realty Corp.	262,163	6,769,049
Cousins Properties Inc.(b)	1,170,639	9,072,452
CreXus Investment Corp.(b)	854,454	8,689,797
CubeSmart	1,562,437	18,233,640
CYS Investments Inc.(b)	1,474,355	20,301,868
DCT Industrial Trust Inc.(b)	3,134,660	19,748,358
DiamondRock Hospitality Co.	2,131,689	21,743,228
DuPont Fabros Technology Inc.(b)	778,443	22,232,332
Dynex Capital Inc.(b)	693,486	7,198,385
EastGroup Properties Inc.	361,312	19,257,930
Education Realty Trust Inc.(b)	1,209,117	13,397,016
Entertainment Properties Trust(b)	596,888	24,538,066
Equity One Inc.(b)	699,909	14,838,071
Excel Trust Inc.(b)	429,411	5,135,756
FelCor Lodging Trust Inc.(a)	1,588,128	7,464,202
First Industrial Realty Trust Inc.(a)(b)	1,131,108	14,274,583
First Potomac Realty Trust(b)	650,378	7,654,949
Franklin Street Properties Corp.(b)	924,905	9,785,495
Getty Realty Corp.(b)	327,325	6,268,274
Gladstone Commercial Corp.(b)	140,446	2,339,830
Glimcher Realty Trust	1,768,880	18,077,954
Government Properties Income Trust(b)	472,873	10,696,387
Gramercy Capital Corp.(a)	587,004	1,467,510
Gyrodyne Co. of America Inc.(a)	15,218	1,739,570
Healthcare Realty Trust Inc.(b)	993,988	23,696,674
Hersha Hospitality Trust(b)	2,194,518	11,587,055
Highwoods Properties Inc.	869,694	29,265,203
Hudson Pacific Properties Inc.	457,394	7,963,230
Inland Real Estate Corp.(b)	977,400	8,190,612
Invesco Mortgage Capital Inc.	1,470,650	26,971,721
Investors Real Estate Trust(b)	1,093,163	8,635,988
iStar Financial Inc.(a)(b)	1,076,551	6,943,754
Kite Realty Group Trust(b)	705,573	3,520,809
LaSalle Hotel Properties(b)	1,090,797	31,785,825
Lexington Realty Trust(b)	1,502,761	12,728,386
LTC Properties Inc.(b)	387,954	14,074,971
Medical Properties Trust Inc.(b)	1,729,099	16,633,932
Mission West Properties Inc.(b)	233,973	2,016,847
Monmouth Real Estate Investment Corp. Class A(b)	513,550	6,018,806
National Health Investors Inc.(b)	310,334	15,802,207
New York Mortgage Trust Inc.(b)	221,738	1,565,470
NorthStar Realty Finance Corp.(b)	1,702,311	8,886,063
Omega Healthcare Investors Inc.	1,347,710	30,323,475
One Liberty Properties Inc.(b)	146,557	2,759,668
Parkway Properties Inc.(b)	203,505	2,328,097
Pebblebrook Hotel Trust	669,613	15,608,679
Pennsylvania Real Estate Investment Trust(b)	713,789	10,692,559
PennyMac Mortgage Investment Trust(c)	525,463	10,367,385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Potlatch Corp.	514,452	16,431,597
PS Business Parks Inc.	234,985	15,913,184
RAIT Financial Trust(b)	639,525	2,954,606
Ramco-Gershenson Properties Trust(b)	586,363	7,370,583
Redwood Trust Inc.(b)	1,008,501	12,586,092
Resource Capital Corp.(b)	1,081,515	5,764,475
Retail Opportunity Investments Corp.(b)	642,429	7,747,694
RLJ Lodging Trust	1,360,193	24,660,299
Rouse Properties Inc.(a)	282,747	3,831,222
Sabra Healthcare REIT Inc.	472,770	8,089,095
Saul Centers Inc.	96,600	4,141,242
Select Income REIT(a)	117,561	2,793,249
STAG Industrial Inc.	305,239	4,450,385
Starwood Property Trust Inc.	1,482,334	31,588,538
Strategic Hotels & Resorts Inc.(a)	2,294,314	14,821,268
Summit Hotel Properties Inc.	389,951	3,263,890
Sun Communities Inc.(b)	337,652	14,937,724
Sunstone Hotel Investors Inc.(a)	1,519,413	16,698,349
Terreno Realty Corp.	172,060	2,599,827
Two Harbors Investment Corp.	2,729,715	28,279,847
UMH Properties Inc.	169,422	1,817,898
Universal Health Realty Income Trust	144,259	5,991,076
Urstadt Biddle Properties Inc. Class A(b)	291,942	5,771,693
Washington Real Estate Investment Trust(b)	845,540	24,055,613
Western Asset Mortgage Capital Corp.(a)	102,203	1,991,936
Whitestone REIT Class B	129,871	1,793,519
Winthrop Realty Trust(b)	372,307	4,527,253

		1,050,857,999
RETAIL—6.42%
Aeropostale Inc.(a)	1,030,571	18,375,081
AFC Enterprises Inc.(a)(b)	311,116	7,199,224
America’s Car-Mart Inc.(a)	102,385	3,977,657
ANN INC.(a)	622,432	15,865,792
Asbury Automotive Group Inc.(a)(b)	351,449	8,325,827
Barnes & Noble Inc.(a)(b)	360,667	5,936,579
bebe stores inc.	468,537	2,750,312
Benihana Inc.	135,547	2,183,662
Big 5 Sporting Goods Corp.	214,207	1,619,405
Biglari Holdings Inc.(a)	15,489	5,984,795
BJ’s Restaurants Inc.(a)(b)	313,081	11,897,078
Bob Evans Farms Inc.	369,523	14,854,825
Body Central Corp.(a)(b)	206,750	1,860,750
Bon-Ton Stores Inc. (The)(b)	163,581	1,277,568
Bravo Brio Restaurant Group Inc.(a)(b)	249,406	4,446,909
Brown Shoe Co. Inc.	546,720	7,058,155
Buckle Inc. (The)(b)	354,000	14,007,780
Buffalo Wild Wings Inc.(a)(b)	235,641	20,415,936
Cabela’s Inc.(a)(b)	592,170	22,389,948
Caribou Coffee Co. Inc.(a)(b)	268,205	3,462,527
Carrols Restaurant Group Inc.(a)(b)	195,093	1,158,852
Casey’s General Stores Inc.	485,206	28,622,302
Cash America International Inc.	374,728	16,503,021
Casual Male Retail Group Inc.(a)	540,007	1,960,225
Cato Corp. (The) Class A	349,883	10,657,436
CEC Entertainment Inc.	233,452	8,490,649
Cheesecake Factory Inc. (The)(a)(b)	685,670	21,914,013
Children’s Place Retail Stores Inc. (The)(a)(b)	309,458	15,420,292
Citi Trends Inc.(a)(b)	190,957	2,948,376
Coinstar Inc.(a)(b)	398,873	27,386,620
Collective Brands Inc.(a)(b)	772,134	16,539,110
Conn’s Inc.(a)(b)	199,104	2,946,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Cracker Barrel Old Country Store Inc.	243,990	15,322,572
Denny’s Corp.(a)	1,228,008	5,452,356
Destination Maternity Corp.	170,687	3,686,839
DineEquity Inc.(a)(b)	193,092	8,619,627
Domino’s Pizza Inc.	735,109	22,722,219
Einstein Noah Restaurant Group Inc.	79,259	1,391,788
Express Inc.(a)	1,135,433	20,630,818
EZCORP Inc. Class A NVS(a)	611,879	14,354,681
Fiesta Restaurant Group Inc.(a)(b)	206,519	2,732,246
Fifth & Pacific Companies Inc.(a)	1,377,793	14,783,719
Finish Line Inc. (The) Class A	647,386	13,536,841
First Cash Financial Services Inc.(a)(b)	362,667	14,568,333
Francesca’s Holdings Corp.(a)(b)	444,021	11,993,007
Fred’s Inc. Class A	469,963	7,185,734
Frisch’s Restaurants Inc.	40,128	1,137,228
Genesco Inc.(a)(b)	310,597	18,682,410
Gordmans Stores Inc.(a)(b)	108,125	1,784,063
Group 1 Automotive Inc.(b)	292,563	13,343,798
Haverty Furniture Companies Inc.	245,019	2,736,862
hhgregg Inc.(a)(b)	201,132	2,274,803
Hibbett Sports Inc.(a)(b)	335,123	19,339,948
Hot Topic Inc.	539,453	5,227,300
HSN Inc.	481,376	19,423,522
Ignite Restaurant Group Inc.(a)(b)	84,835	1,536,362
Jack in the Box Inc.(a)	564,120	15,727,666
Jamba Inc.(a)(b)	865,367	1,696,119
Jos. A. Bank Clothiers Inc.(a)(b)	355,187	15,081,240
Kenneth Cole Productions Inc. Class A(a)(b)	103,330	1,555,117
Kirkland’s Inc.(a)	183,252	2,061,585
Krispy Kreme Doughnuts Inc.(a)(b)	758,915	4,849,467
Lithia Motors Inc. Class A	276,536	6,374,155
Luby’s Inc.(a)(b)	257,371	1,724,386
Lumber Liquidators Holdings Inc.(a)(b)	351,207	11,867,285
MarineMax Inc.(a)	261,540	2,487,245
Mattress Firm Holding Corp.(a)(b)	140,558	4,260,313
Men’s Wearhouse Inc. (The)	645,970	18,177,596
Nathan’s Famous Inc.(a)	34,206	1,009,077
New York & Co. Inc.(a)(b)	345,328	1,201,741
Office Depot Inc.(a)	3,621,650	7,822,764
OfficeMax Inc.(a)(b)	1,105,036	5,591,482
Orchard Supply Hardware Stores Corp. Class A(a)	24,702	410,794
P.F. Chang’s China Bistro Inc.	273,965	14,100,979
Pantry Inc. (The)(a)(b)	298,306	4,385,098
Papa John’s International Inc.(a)	226,937	10,795,393
PC Connection Inc.	112,270	1,192,307
Penske Automotive Group Inc.	537,647	11,419,622
Pep Boys—Manny, Moe & Jack (The)	675,562	6,688,064
Perfumania Holdings Inc.(a)	65,224	540,707
PetMed Express Inc.	260,537	3,168,130
Pier 1 Imports Inc.	1,232,934	20,257,106
PriceSmart Inc.	231,923	15,657,122
RadioShack Corp.(b)	1,269,057	4,873,179
Red Robin Gourmet Burgers Inc.(a)(b)	187,450	5,719,100
Regis Corp.(b)	734,488	13,191,404
Rite Aid Corp.(a)(b)	8,420,197	11,788,276
Roundy’s Inc.(b)	255,440	2,608,042
Ruby Tuesday Inc.(a)(b)	811,475	5,526,145
rue21 Inc.(a)	197,560	4,986,414
Rush Enterprises Inc. Class A(a)(b)	424,497	6,940,526
Ruth’s Hospitality Group Inc.(a)(b)	451,600	2,980,560
Saks Inc.(a)(b)	1,392,760	14,832,894
Shoe Carnival Inc.(b)	182,353	3,918,766
Sonic Automotive Inc. Class A(b)	514,045	7,026,995

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Sonic Corp.(a)(b)	771,642	7,731,853
Stage Stores Inc.	391,809	7,177,941
Stein Mart Inc.(a)	346,960	2,758,332
Steinway Musical Instruments Inc.(a)(b)	88,230	2,161,635
Susser Holdings Corp.(a)(b)	142,808	5,308,173
Systemax Inc.(a)(b)	142,130	1,679,977
Talbots Inc. (The)(a)(b)	901,918	2,272,833
Teavana Holdings Inc.(a)(b)	112,169	1,517,647
Texas Roadhouse Inc.	796,052	14,671,238
Tilly’s Inc. Class A(a)	117,469	1,885,377
Tuesday Morning Corp.(a)	530,140	2,274,301
Vera Bradley Inc.(a)(b)	257,088	5,419,415
Vitamin Shoppe Inc.(a)(b)	373,700	20,527,341
West Marine Inc.(a)	194,968	2,290,874
Wet Seal Inc. Class A(a)(b)	1,158,121	3,659,662
Winmark Corp.	29,245	1,712,295
Zumiez Inc.(a)(b)	279,506	11,068,438

		939,516,714
SAVINGS & LOANS—1.11%
Astoria Financial Corp.	1,111,818	10,895,816
Bank Mutual Corp.	594,217	2,620,497
BankFinancial Corp.	270,664	2,038,100
Beneficial Mutual Bancorp Inc.(a)(b)	420,325	3,627,405
Berkshire Hills Bancorp Inc.	282,892	6,223,624
BofI Holding Inc.(a)	126,640	2,502,406
Brookline Bancorp Inc.	893,756	7,909,741
BSB Bancorp Inc.(a)	104,885	1,337,284
Cape Bancorp Inc.(a)	142,059	1,180,510
Charter Financial Corp.(b)	82,345	798,746
Clifton Savings Bancorp Inc.	110,400	1,149,264
Dime Community Bancshares Inc.	401,235	5,332,413
ESB Financial Corp.(b)	133,766	1,765,711
ESSA Bancorp Inc.	116,243	1,255,424
EverBank Financial Corp.(a)	285,179	3,099,896
First Defiance Financial Corp.	123,467	2,113,755
First Federal Bancshares of Arkansas Inc.(a)(b)	44,844	363,236
First Financial Holdings Inc.	212,304	2,275,899
First Financial Northwest Inc.(a)	204,597	1,661,328
First PacTrust Bancorp Inc.	135,600	1,608,216
Flushing Financial Corp.	393,279	5,360,393
Fox Chase Bancorp Inc.	162,974	2,353,345
Heritage Financial Group Inc.	110,887	1,427,116
Hingham Institution for Savings	16,421	992,978
Home Bancorp Inc.(a)	87,384	1,496,888
Home Federal Bancorp Inc.	201,671	2,117,545
HomeStreet Inc.(a)	55,986	1,790,992
Investors Bancorp Inc.(a)	564,741	8,521,942
Kaiser Federal Financial Group Inc.	115,727	1,710,445
Kearny Financial Corp.	193,452	1,874,550
Meridian Interstate Bancorp Inc.(a)(b)	108,756	1,513,884
NASB Financial Inc.(a)	53,684	1,065,627
Northfield Bancorp Inc.	188,529	2,678,997
Northwest Bancshares Inc.	1,245,335	14,582,873
OceanFirst Financial Corp.	183,547	2,635,735
Oritani Financial Corp.	580,689	8,356,115
Peoples Federal Bancshares Inc.(a)	77,981	1,302,283
Provident Financial Holdings Inc.	124,389	1,434,205
Provident Financial Services Inc.	767,941	11,787,894
Provident New York Bancorp	434,533	3,298,105
Rockville Financial Inc.	363,263	4,202,953
Roma Financial Corp.	94,048	801,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

SI Financial Group Inc.	135,231	1,555,156
Territorial Bancorp Inc.	141,393	3,219,519
United Financial Bancorp Inc.	196,973	2,832,472
ViewPoint Financial Group	428,842	6,707,089
Waterstone Financial Inc.(a)	94,239	358,108
Westfield Financial Inc.	341,258	2,491,183
WSFS Financial Corp.	97,255	3,930,075

		162,159,027
SEMICONDUCTORS—3.39%
Aeroflex Holding Corp.(a)(b)	254,476	1,539,580
Alpha & Omega Semiconductor Ltd.(a)(b)	219,668	2,009,962
Amkor Technology Inc.(a)(b)	1,020,311	4,979,118
ANADIGICS Inc.(a)(b)	900,725	1,630,312
Applied Micro Circuits Corp.(a)(b)	789,263	4,514,584
ATMI Inc.(a)(b)	407,314	8,378,449
AuthenTec Inc.(a)	568,647	2,462,242
Axcelis Technologies Inc.(a)	1,384,430	1,661,316
AXT Inc.(a)(b)	415,969	1,643,078
Brooks Automation Inc.	846,206	7,988,185
Cabot Microelectronics Corp.	300,596	8,780,409
Cavium Inc.(a)(b)	630,776	17,661,728
CEVA Inc.(a)(b)	296,122	5,214,708
Cirrus Logic Inc.(a)(b)	822,081	24,563,780
Cohu Inc.	311,168	3,161,467
Diodes Inc.(a)(b)	452,954	8,501,947
DSP Group Inc.(a)	247,430	1,568,706
Emulex Corp.(a)	1,105,640	7,960,608
Entegris Inc.(a)	1,751,033	14,953,822
Entropic Communications Inc.(a)(b)	1,123,235	6,335,045
Exar Corp.(a)	474,854	3,874,809
First Solar Inc.(a)(b)	762,083	11,476,970
FormFactor Inc.(a)(b)	630,474	4,079,167
FSI International Inc.(a)(b)	503,696	1,808,269
GSI Technology Inc.(a)(b)	261,628	1,240,117
GT Advanced Technologies Inc.(a)(b)	1,510,176	7,973,729
Hittite Microwave Corp.(a)	400,035	20,449,789
Inphi Corp.(a)(b)	298,681	2,831,496
Integrated Device Technology Inc.(a)(b)	1,799,835	10,115,073
Integrated Silicon Solution Inc.(a)(b)	348,787	3,519,261
Intermolecular Inc.(a)(b)	177,190	1,373,222
International Rectifier Corp.(a)	877,642	17,544,064
Intersil Corp. Class A	1,616,509	17,215,821
IXYS Corp.(a)(b)	313,291	3,499,460
Kopin Corp.(a)(b)	856,743	2,947,196
Lattice Semiconductor Corp.(a)	1,508,306	5,686,314
LTX-Credence Corp.(a)(b)	627,108	4,201,624
Mattson Technology Inc.(a)	748,174	1,309,305
MaxLinear Inc. Class A(a)(b)	283,253	1,404,935
MEMC Electronic Materials Inc.(a)	2,945,714	6,392,199
Micrel Inc.	617,773	5,887,377
Microsemi Corp.(a)(b)	1,127,908	20,855,019
Mindspeed Technologies Inc.(a)(b)	466,028	1,146,429
MIPS Technologies Inc.(a)(b)	612,043	4,082,327
MKS Instruments Inc.	666,657	19,286,387
Monolithic Power Systems Inc.(a)(b)	389,343	7,736,245
MoSys Inc.(a)(b)	433,370	1,404,119
Nanometrics Inc.(a)(b)	299,804	4,604,989
OmniVision Technologies Inc.(a)(b)	669,058	8,938,615
Pericom Semiconductor Corp.(a)(b)	302,861	2,725,749
Photronics Inc.(a)(b)	770,835	4,702,093
PLX Technology Inc.(a)	577,432	3,666,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Power Integrations Inc.	359,785	13,419,980
QLogic Corp.(a)	1,236,105	16,922,277
QuickLogic Corp.(a)(b)	495,350	1,243,329
Rambus Inc.(a)(b)	1,408,886	8,087,006
Richardson Electronics Ltd.	174,105	2,146,715
Rubicon Technology Inc.(a)(b)	215,507	2,198,171
Rudolph Technologies Inc.(a)(b)	410,325	3,578,034
Semtech Corp.(a)(b)	831,600	20,224,512
Sigma Designs Inc.(a)(b)	420,324	2,681,667
Silicon Image Inc.(a)(b)	1,062,711	4,399,624
Standard Microsystems Corp.(a)	294,250	10,854,882
Supertex Inc.(a)	132,270	2,493,289
Tessera Technologies Inc.	662,121	10,176,800
TriQuint Semiconductor Inc.(a)(b)	2,151,477	11,833,123
Ultra Clean Holdings Inc.(a)(b)	299,183	1,923,747
Ultratech Inc.(a)	334,609	10,540,183
Veeco Instruments Inc.(a)(b)	493,109	16,943,225
Volterra Semiconductor Corp.(a)	323,653	7,589,663

		496,744,135
SOFTWARE—4.28%
Accelrys Inc.(a)(b)	709,806	5,742,331
ACI Worldwide Inc.(a)	504,724	22,313,848
Actuate Corp.(a)	629,186	4,360,259
Acxiom Corp.(a)	973,586	14,710,885
Advent Software Inc.(a)	399,379	10,827,165
American Software Inc. Class A	299,389	2,380,143
Aspen Technology Inc.(a)(b)	1,192,568	27,607,949
athenahealth Inc.(a)(b)	456,405	36,133,584
Audience Inc.(a)	77,428	1,492,812
AVG Technologies(a)(b)	103,137	1,341,812
Avid Technology Inc.(a)	382,759	2,843,899
Blackbaud Inc.	571,976	14,682,624
Bottomline Technologies Inc.(a)	445,066	8,033,441
Callidus Software Inc.(a)(b)	442,888	2,205,582
CommVault Systems Inc.(a)	569,198	28,215,145
Computer Programs and Systems Inc.	141,183	8,078,491
Cornerstone OnDemand Inc.(a)(b)	429,278	10,221,109
CSG Systems International Inc.(a)	434,376	7,506,017
Deltek Inc.(a)(b)	281,547	3,263,130
Demandware Inc.(a)(b)	83,528	1,978,778
Digi International Inc.(a)(b)	328,939	3,368,335
Ebix Inc.(b)	359,662	7,175,257
Envestnet Inc.(a)(b)	265,035	3,180,420
EPAM Systems Inc.(a)(b)	62,264	1,057,865
EPIQ Systems Inc.	403,295	4,940,364
ePocrates Inc.(a)(b)	238,016	1,908,888
Fair Isaac Corp.	435,221	18,401,144
FalconStor Software Inc.(a)(b)	408,974	1,067,422
Geeknet Inc.(a)(b)	57,757	1,144,744
Glu Mobile Inc.(a)(b)	690,242	3,830,843
Greenway Medical Technologies(a)(b)	101,366	1,653,280
Guidance Software Inc.(a)(b)	182,725	1,737,715
Guidewire Software Inc.(a)(b)	247,230	6,952,108
Imperva Inc.(a)(b)	124,202	3,579,502
inContact Inc.(a)(b)	400,269	2,005,348
Infoblox Inc.(a)(b)	99,224	2,275,206
InnerWorkings Inc.(a)(b)	405,276	5,483,384
Innodata Inc.(a)	283,619	1,939,954
Interactive Intelligence Group Inc.(a)(b)	187,399	5,286,526
JDA Software Group Inc.(a)	539,467	16,016,775
Jive Software Inc.(a)(b)	206,655	4,337,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

ManTech International Corp. Class A	295,398	6,932,991
Market Leader Inc.(a)	281,955	1,432,331
MedAssets Inc.(a)(b)	744,169	10,009,073
Medidata Solutions Inc.(a)	283,578	9,264,493
Mediware Information Systems(a)	45,954	670,928
MicroStrategy Inc. Class A(a)(b)	107,955	14,019,036
MModal Inc.(a)(b)	502,078	6,516,972
Monotype Imaging Holdings Inc.(a)	466,658	7,825,855
Omnicell Inc.(a)	428,580	6,274,411
OPNET Technologies Inc.	190,645	5,069,251
Parametric Technology Corp.(a)	1,523,163	31,925,497
PDF Solutions Inc.(a)(b)	308,146	3,041,401
Pegasystems Inc.	219,371	7,234,856
Pervasive Software Inc.(a)	169,442	1,269,121
Progress Software Corp.(a)(b)	796,766	16,628,506
Proofpoint Inc.(a)	81,053	1,373,848
PROS Holdings Inc.(a)(b)	278,840	4,690,089
QAD Inc. Class A(a)	78,661	1,118,559
QLIK Technologies Inc.(a)(b)	1,083,670	23,970,780
Quality Systems Inc.(b)	500,881	13,779,236
Quest Software Inc.(a)	710,527	19,788,177
RealPage Inc.(a)(b)	457,097	10,586,367
Rosetta Stone Inc.(a)	137,244	1,899,457
Sapiens International Corp.(a)	175,203	630,731
Schawk Inc.	152,146	1,932,254
SciQuest Inc.(a)(b)	228,019	4,095,221
SeaChange International Inc.(a)	365,047	3,004,337
SS&C Technologies Holdings Inc.(a)(b)	432,110	10,802,750
Synchronoss Technologies Inc.(a)(b)	352,697	6,514,314
SYNNEX Corp.(a)(b)	335,529	11,572,395
Take-Two Interactive Software Inc.(a)	998,453	9,445,365
Tangoe Inc.(a)(b)	380,505	8,108,562
Tyler Technologies Inc.(a)	381,563	15,396,067
Ultimate Software Group Inc. (The)(a)(b)	339,237	30,232,801
Verint Systems Inc.(a)(b)	278,086	8,206,318

		626,544,123
STORAGE & WAREHOUSING—0.07%
Mobile Mini Inc.(a)(b)	487,802	7,024,349
Wesco Aircraft Holdings Inc.(a)(b)	225,897	2,875,669

		9,900,018
TELECOMMUNICATIONS—3.17%
8x8 Inc.(a)(b)	902,838	3,791,920
ADTRAN Inc.	812,285	24,522,884
Anaren Inc.(a)(b)	189,873	3,721,511
Anixter International Inc.	358,079	18,996,091
ARRIS Group Inc.(a)	1,440,670	20,039,720
Aruba Networks Inc.(a)(b)	1,419,457	21,362,828
Atlantic Tele-Network Inc.	114,341	3,856,722
Aviat Networks Inc.(a)	786,412	2,201,954
Aware Inc.	146,984	948,047
Black Box Corp.	223,568	6,416,402
CalAmp Corp.(a)(b)	366,621	2,687,332
Calix Inc.(a)(b)	502,415	4,129,851
Cbeyond Inc.(a)	343,818	2,327,648
Ciena Corp.(a)	1,258,466	20,601,088
Cincinnati Bell Inc.(a)(b)	2,518,721	9,369,642
Comtech Telecommunications Corp.	242,655	6,935,080
Comverse Technology Inc.(a)	2,777,302	16,163,898
Consolidated Communications Holdings Inc.	382,273	5,657,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

DigitalGlobe Inc.(a)(b)	461,549	6,997,083
EarthLink Inc.	1,342,933	9,991,422
Extreme Networks Inc.(a)(b)	1,201,960	4,134,742
Fairpoint Communications Inc.(a)(b)	261,051	1,605,464
Finisar Corp.(a)(b)	1,164,354	17,418,736
General Communication Inc. Class A(a)	472,179	3,923,808
GeoEye Inc.(a)	193,446	2,994,544
Globecomm Systems Inc.(a)(b)	294,329	2,984,496
Harmonic Inc.(a)	1,500,491	6,392,092
Hawaiian Telcom Holdco Inc.(a)	130,858	2,553,040
Hickory Tech Corp.	173,312	1,925,496
IDT Corp. Class B	193,487	1,898,108
Infinera Corp.(a)(b)	1,400,766	9,581,239
InterDigital Inc.(b)	564,889	16,669,874
Iridium Communications Inc.(a)(b)	634,423	5,684,430
Ixia(a)(b)	538,144	6,468,491
KVH Industries Inc.(a)(b)	189,637	2,370,463
Leap Wireless International Inc.(a)(b)	689,352	4,432,533
LogMeIn Inc.(a)(b)	281,802	8,600,597
Loral Space & Communications Inc.	140,277	9,447,656
Lumos Networks Corp.	195,212	1,844,753
Neonode Inc.(a)	287,402	1,767,522
NeoPhotonics Corp.(a)	250,198	1,235,978
NETGEAR Inc.(a)(b)	484,508	16,720,371
Neutral Tandem Inc.(a)	359,364	4,736,418
NTELOS Holdings Corp.	189,945	3,580,463
Numerex Corp. Class A(a)(b)	129,227	1,201,811
Oclaro Inc.(a)(b)	661,561	2,011,145
Oplink Communications Inc.(a)	242,068	3,275,180
ORBCOMM Inc.(a)(b)	460,257	1,500,438
ParkerVision Inc.(a)(b)	969,624	2,307,705
Plantronics Inc.	541,771	18,095,151
Preformed Line Products Co.	29,718	1,720,969
Premiere Global Services Inc.(a)(b)	640,099	5,370,431
Primus Telecommunications Group Inc.	155,310	2,418,177
Procera Networks Inc.(a)(b)	245,852	5,976,662
RF Micro Devices Inc.(a)	3,548,080	15,079,340
RigNet Inc.(a)(b)	157,367	2,736,612
Shenandoah Telecommunications Co.	304,510	4,144,381
ShoreTel Inc.(a)(b)	618,147	2,707,484
Sonus Networks Inc.(a)(b)	2,714,921	5,837,080
SureWest Communications	182,945	3,854,651
Sycamore Networks Inc.(a)(b)	261,810	3,801,481
Symmetricom Inc.(a)	528,185	3,163,828
TeleNav Inc.(a)(b)	209,182	1,282,286
Tellabs Inc.	4,642,313	15,458,902
Telular Corp.	211,912	1,958,067
TESSCO Technologies Inc.	68,948	1,520,303
Ubiquiti Networks Inc.(a)(b)	133,893	1,907,975
USA Mobility Inc.	282,761	3,636,306
ViaSat Inc.(a)(b)	475,922	17,975,574
Vonage Holdings Corp.(a)	1,983,283	3,986,399
Westell Technologies Inc. Class A(a)(b)	626,327	1,490,658

		464,109,073
TEXTILES—0.14%
Culp Inc.	111,624	1,144,146
G&K Services Inc. Class A	240,395	7,497,920
UniFirst Corp.	184,790	11,780,363

		20,422,429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

TOYS, GAMES & HOBBIES—0.08%
JAKKS Pacific Inc.(b)	332,629	5,325,390
LeapFrog Enterprises Inc.(a)(b)	643,870	6,606,106

		11,931,496
TRANSPORTATION—1.81%
Air Transport Services Group Inc.(a)(b)	680,614	3,539,193
Arkansas Best Corp.	325,870	4,105,962
Atlas Air Worldwide Holdings Inc.(a)(b)	334,837	14,568,758
Bristow Group Inc.	454,053	18,466,335
CAI International Inc.(a)(b)	163,852	3,257,378
Celadon Group Inc.	256,475	4,201,060
Echo Global Logistics Inc.(a)(b)	188,528	3,593,344
Forward Air Corp.	368,328	11,885,945
Frontline Ltd.(b)	660,568	3,012,190
GasLog Ltd.(a)	300,229	3,047,324
Genco Shipping & Trading Ltd.(a)(b)	403,188	1,229,723
Genesee & Wyoming Inc. Class A(a)(b)	516,318	27,282,243
GulfMark Offshore Inc. Class A(a)	342,292	11,651,620
Heartland Express Inc.	613,079	8,773,160
Hub Group Inc. Class A(a)(b)	470,443	17,030,037
International Shipholding Corp.	70,658	1,332,610
Knight Transportation Inc.	732,391	11,710,932
Knightsbridge Tankers Ltd.	312,026	2,539,892
Marten Transport Ltd.	198,792	4,226,318
Nordic American Tankers Ltd.(b)	675,176	9,162,138
Old Dominion Freight Line Inc.(a)	605,481	26,211,272
Overseas Shipholding Group Inc.(b)	316,123	3,512,127
Pacer International Inc.(a)(b)	450,063	2,439,341
Patriot Transportation Holding Inc.(a)(b)	81,826	1,925,366
PHI Inc.(a)(b)	166,353	4,626,277
Quality Distribution Inc.(a)(b)	272,857	3,025,984
RailAmerica Inc.(a)(b)	241,704	5,849,237
Rand Logistics Inc.(a)	225,911	1,920,243
Roadrunner Transportation Systems Inc.(a)(b)	163,766	2,766,008
Saia Inc.(a)	204,390	4,474,097
Scorpio Tankers Inc.(a)(b)	480,849	3,072,625
Ship Finance International Ltd.	577,217	9,021,902
Swift Transportation Co.(a)(b)	1,008,553	9,530,826
Teekay Tankers Ltd. Class A	804,229	3,667,284
Universal Truckload Services Inc.	70,801	1,070,865
Werner Enterprises Inc.	564,257	13,480,100
XPO Logistics Inc.(a)	225,041	3,780,689

		264,990,405
TRUCKING & LEASING—0.23%
AMERCO	110,586	9,949,423
Greenbrier Companies Inc. (The)(a)(b)	291,678	5,127,699
TAL International Group Inc.	372,710	12,482,058
Textainer Group Holdings Ltd.(b)	156,758	5,784,370
Willis Lease Finance Corp.(a)	69,756	859,394

		34,202,944
VENTURE CAPITAL—0.09%
Fidus Investment Corp.(b)	120,509	1,828,122
GSV Capital Corp.(a)(b)	246,835	2,295,565
Harris & Harris Group Inc.(a)(b)	399,238	1,517,104

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

Hercules Technology Growth Capital Inc.	634,455	7,194,720

		12,835,511
WATER – 0.30%
American States Water Co.	240,576	9,521,998
Artesian Resources Corp. Class A	95,443	2,055,842
California Water Service Group	534,604	9,874,136
Connecticut Water Service Inc.	110,956	3,215,505
Consolidated Water Co. Ltd.	186,636	1,547,213
Middlesex Water Co.	200,572	3,810,868
PICO Holdings Inc.(a)(b)	290,574	6,511,763
SJW Corp.	180,114	4,324,537
York Water Co. (The)	164,425	2,941,563

		43,803,425

TOTAL COMMON STOCKS
(Cost: $18,441,564,934)		14,634,385,480

INVESTMENT COMPANIES—0.01%

CLOSED-END FUNDS—0.01%
Firsthand Technology Value Fund Inc.(a)	109,338	1,930,909

		1,930,909

TOTAL INVESTMENT COMPANIES
(Cost: $2,079,520)		1,930,909

RIGHTS—0.00%

BANKS—0.00%
Hampton Roads Bankshares Inc. Additional(a)	115,557	93,141
Hampton Roads Bankshares Inc. Basic(a)	115,557	83,825

		176,966

TOTAL RIGHTS
(Cost: $1,020,748)		176,966

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	144,927	15

		15

TOTAL WARRANTS
(Cost: $0)		15

SHORT-TERM INVESTMENTS—20.99%

MONEY MARKET FUNDS—20.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	2,799,978,716	2,799,978,716
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	197,645,518	197,645,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	74,577,410	74,577,410

		3,072,201,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,072,201,644)		3,072,201,644

TOTAL INVESTMENTS IN SECURITIES—121.00%
(Cost: $21,516,866,846)		17,708,695,014
Other Assets, Less Liabilities—(21.00)%		(3,073,612,087)

NET ASSETS—100.00%		$14,635,082,927

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—100.22%

ADVERTISING—0.04%
MDC Partners Inc.	63,854	$724,104
Millennial Media Inc.(a)(b)	71,688	945,565

		1,669,669
AEROSPACE & DEFENSE—0.93%
AeroVironment Inc.(a)	68,910	1,813,022
Astronics Corp.(a)	69,591	1,965,250
CPI Aerostructures Inc.(a)(b)	37,572	413,292
Cubic Corp.	56,475	2,715,318
GenCorp Inc.(a)(b)	314,106	2,044,830
HEICO Corp.(b)	350,274	13,842,828
Kaman Corp.	176,316	5,455,217
LMI Aerospace Inc.(a)(b)	7,300	126,874
M/A-COM Technology Solutions Holdings Inc.(a)	7,031	130,074
Moog Inc. Class A(a)	33,911	1,402,220
National Presto Industries Inc.(b)	3,360	234,427
SIFCO Industries Inc.	6,819	156,701
Teledyne Technologies Inc.(a)	85,486	5,270,212

		35,570,265
AGRICULTURE—0.35%
Alico Inc.	10,364	316,517
Cadiz Inc.(a)(b)	80,504	580,434
Limoneira Co.(b)	55,000	892,100
Star Scientific Inc.(a)(b)	975,299	4,447,364
Tejon Ranch Co.(a)(b)	87,362	2,500,300
Vector Group Ltd.	266,668	4,538,689

		13,275,404
AIRLINES—1.19%
Alaska Air Group Inc.(a)	447,656	16,070,850
Allegiant Travel Co.(a)(b)	99,644	6,943,194
Hawaiian Holdings Inc.(a)	184,643	1,202,026
Republic Airways Holdings Inc.(a)	176,500	979,575
SkyWest Inc.	22,438	146,520
Spirit Airlines Inc.(a)	277,912	5,408,168
US Airways Group Inc.(a)	1,079,334	14,387,522

		45,137,855
APPAREL—1.42%
Cherokee Inc.	50,137	698,408
Crocs Inc.(a)	598,107	9,659,428
G-III Apparel Group Ltd.(a)(b)	13,866	328,486
Maidenform Brands Inc.(a)(b)	111,182	2,214,746
Oxford Industries Inc.	93,904	4,197,509
R.G. Barry Corp.	53,034	720,732
Steven Madden Ltd.(a)	261,371	8,298,529
True Religion Apparel Inc.	172,446	4,997,485
Warnaco Group Inc. (The)(a)	239,390	10,193,226
Weyco Group Inc.	3,063	71,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Wolverine World Wide Inc.	323,610	12,549,596

		53,929,145
AUTO MANUFACTURERS—0.08%
Wabash National Corp.(a)(b)	452,450	2,995,219

		2,995,219
AUTO PARTS & EQUIPMENT—0.91%
Amerigon Inc.(a)(b)	195,740	2,249,053
Commercial Vehicle Group Inc.(a)(b)	161,883	1,395,431
Cooper Tire & Rubber Co.	359,953	6,313,576
Dana Holding Corp.	100,885	1,292,337
Dorman Products Inc.(a)	162,124	4,067,691
Fuel Systems Solutions Inc.(a)	20,729	345,967
Meritor Inc.(a)	151,318	789,880
Tenneco Inc.(a)(b)	403,708	10,827,448
Titan International Inc.(b)	281,686	6,909,758
Tower International Inc.(a)	37,659	395,419

		34,586,560
BANKS—0.58%
Arrow Financial Corp.	4,109	99,315
Bank of the Ozarks Inc.	142,870	4,297,530
Bridge Capital Holdings(a)	17,809	287,615
Cascade Bancorp(a)	3,826	22,688
Cass Information Systems Inc.	61,577	2,478,474
Eagle Bancorp Inc.(a)	6,342	99,887
Encore Bancshares Inc.(a)	6,783	139,933
FNB United Corp.(a)(b)	49,373	641,355
Pacific Capital Bancorp(a)	1,601	73,214
Penns Woods Bancorp Inc.	2,102	83,681
Texas Capital Bancshares Inc.(a)	220,257	8,896,180
Westamerica Bancorp	102,702	4,846,507

		21,966,379
BEVERAGES—0.39%
Boston Beer Co. Inc. (The) Class A(a)(b)	51,949	6,285,829
Coca-Cola Bottling Co. Consolidated	30,883	1,985,159
Craft Brew Alliance Inc.(a)(b)	29,012	237,318
Farmer Bros. Co.(a)	2,560	20,378
National Beverage Corp.(a)	74,930	1,119,454
Peet’s Coffee & Tea Inc.(a)(b)	88,568	5,317,623

		14,965,761
BIOTECHNOLOGY—4.19%
Acorda Therapeutics Inc.(a)	267,492	6,302,111
Aegerion Pharmaceuticals Inc.(a)(b)	142,935	2,121,155
Affymax Inc.(a)(b)	239,092	3,079,505
Agenus Inc.(a)	92,495	484,674
Alnylam Pharmaceuticals Inc.(a)(b)	306,782	3,580,146
AMAG Pharmaceuticals Inc.(a)	112,410	1,731,114
Arena Pharmaceuticals Inc.(a)(b)	1,160,292	11,579,714
ArQule Inc.(a)(b)	390,198	2,313,874
BioCryst Pharmaceuticals Inc.(a)(b)	326,164	1,298,133
Biotime Inc.(a)(b)	202,516	931,574
Cambrex Corp.(a)	101,735	957,326
Celldex Therapeutics Inc.(a)(b)	389,262	2,020,270
Ceres Inc.(a)(b)	39,843	360,579

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Coronado Biosciences Inc.(a)	90,231	455,667
Cubist Pharmaceuticals Inc.(a)(b)	421,112	15,964,356
Curis Inc.(a)(b)	404,153	2,182,426
Dendreon Corp.(a)(b)	1,015,995	7,518,363
Discovery Laboratories Inc.(a)(b)	288,430	669,158
Dynavax Technologies Corp.(a)(b)	1,030,062	4,449,868
Emergent BioSolutions Inc.(a)	35,167	532,780
Exact Sciences Corp.(a)	378,256	4,054,904
Exelixis Inc.(a)(b)	991,812	5,484,720
GTx Inc.(a)	148,620	524,629
Halozyme Therapeutics Inc.(a)(b)	599,693	5,313,280
Harvard Bioscience Inc.(a)	12,180	45,919
ImmunoGen Inc.(a)(b)	401,553	6,738,059
Immunomedics Inc.(a)(b)	436,945	1,559,894
InterMune Inc.(a)	242,085	2,892,916
Lexicon Pharmaceuticals Inc.(a)(b)	566,449	1,274,510
Ligand Pharmaceuticals Inc. Class B(a)(b)	115,326	1,953,622
Medicines Co. (The)(a)	366,944	8,417,695
Merrimack Pharmaceuticals Inc.(a)	101,082	735,877
Momenta Pharmaceuticals Inc.(a)(b)	119,771	1,619,304
NewLink Genetics Corp.(a)(b)	84,041	1,258,934
Novavax Inc.(a)(b)	769,283	1,200,081
NPS Pharmaceuticals Inc.(a)	379,410	3,266,720
Omeros Corp.(a)(b)	148,768	1,487,680
OncoGenex Pharmaceutical Inc.(a)	96,435	1,296,086
Oncothyreon Inc.(a)(b)	378,593	1,771,815
PDL BioPharma Inc.	807,438	5,353,314
Repligen Corp.(a)	184,433	793,062
RTI Biologics Inc.(a)	23,922	89,947
Sangamo BioSciences Inc.(a)(b)	348,506	1,923,753
Seattle Genetics Inc.(a)(b)	631,934	16,044,804
Sequenom Inc.(a)(b)	578,180	2,347,411
Spectrum Pharmaceuticals Inc.(a)(b)	397,185	6,180,199
Sunesis Pharmaceuticals Inc.(a)(b)	179,840	516,141
Transcept Pharmaceuticals Inc.(a)(b)	10,344	64,133
Trius Therapeutics Inc.(a)(b)	165,081	950,867
Verastem Inc.(a)(b)	42,147	429,899
Vical Inc.(a)(b)	460,751	1,658,704
XOMA Corp.(a)	398,514	1,195,542
ZIOPHARM Oncology Inc.(a)(b)	440,303	2,619,803

		159,597,017
BUILDING MATERIALS—0.96%
AAON Inc.(b)	122,905	2,316,759
American DG Energy Inc.(a)(b)	146,724	333,063
Builders FirstSource Inc.(a)	298,263	1,413,767
Comfort Systems USA Inc.	73,075	732,212
Drew Industries Inc.(a)	60,205	1,676,709
Eagle Materials Inc.	301,145	11,244,754
Headwaters Inc.(a)	404,804	2,084,741
Interline Brands Inc.(a)	21,841	547,554
Nortek Inc.(a)(b)	51,310	2,567,552
Patrick Industries Inc.(a)	26,502	337,901
PGT Inc.(a)	65,183	197,505
Simpson Manufacturing Co. Inc.	27,119	800,282
Trex Co. Inc.(a)	92,315	2,777,758
USG Corp.(a)(b)	492,889	9,389,535

		36,420,092
CHEMICALS—1.84%
Aceto Corp.	41,746	376,966

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

American Vanguard Corp.	186,193	4,950,872
Balchem Corp.	195,200	6,365,472
Chemtura Corp.(a)	457,368	6,631,836
Georgia Gulf Corp.	143,257	3,677,407
H.B. Fuller Co.	331,837	10,187,396
Hawkins Inc.(b)	60,655	2,315,808
Innophos Holdings Inc.	145,129	8,193,983
Innospec Inc.(a)	19,050	564,071
KMG Chemicals Inc.	51,825	999,186
Landec Corp.(a)	42,398	362,927
Olin Corp.	365,993	7,645,594
OMNOVA Solutions Inc.(a)(b)	306,007	2,307,293
PolyOne Corp.	469,831	6,427,288
Quaker Chemical Corp.	24,069	1,112,228
Stepan Co.	53,081	4,999,169
TPC Group Inc.(a)	61,925	2,288,129
Zep Inc.	61,010	837,667

		70,243,292
COAL—0.13%
SunCoke Energy Inc.(a)	330,681	4,844,477

		4,844,477
COMMERCIAL SERVICES—8.62%
Acacia Research Corp.(a)	330,508	12,308,118
Accretive Health Inc.(a)(b)	377,545	4,137,893
Advisory Board Co. (The)(a)(b)	228,179	11,315,397
American Public Education Inc.(a)	119,347	3,819,104
American Reprographics Co.(a)	42,555	214,052
AMN Healthcare Services Inc.(a)	149,419	886,055
Arbitron Inc.	176,494	6,177,290
AVEO Pharmaceuticals Inc.(a)	237,817	2,891,855
Avis Budget Group Inc.(a)(b)	705,931	10,730,151
Barrett Business Services Inc.	46,414	981,192
Bridgepoint Education Inc.(a)(b)	114,917	2,505,191
Brink’s Co. (The)	314,924	7,299,938
Capella Education Co.(a)	90,562	3,147,935
Cardtronics Inc.(a)	293,590	8,869,354
CDI Corp.	15,266	250,362
Chemed Corp.	128,061	7,740,007
Collectors Universe Inc.	35,589	522,447
Corporate Executive Board Co. (The)	222,960	9,114,605
CorVel Corp.(a)	40,538	1,986,362
CoStar Group Inc.(a)(b)	176,804	14,356,485
Deluxe Corp.	228,479	5,698,266
Dollar Thrifty Automotive Group Inc.(a)(b)	98,216	7,951,567
Electro Rent Corp.	12,396	201,187
ExamWorks Group Inc.(a)(b)	37,203	492,196
ExlService Holdings Inc.(a)	154,616	3,809,738
Forrester Research Inc.	93,269	3,158,088
Franklin Covey Co.(a)	64,692	662,446
Global Cash Access Inc.(a)	432,313	3,116,977
Grand Canyon Education Inc.(a)(b)	266,853	5,587,902
Great Lakes Dredge & Dock Corp.	43,961	313,002
Green Dot Corp. Class A(a)	158,804	3,512,744
H&E Equipment Services Inc.(a)	105,970	1,592,729
Hackett Group Inc. (The)(a)	163,264	909,380
Healthcare Services Group Inc.	446,974	8,662,356
Heartland Payment Systems Inc.	258,187	7,766,265
Hill International Inc.(a)	10,482	33,542
HMS Holdings Corp.(a)(b)	571,506	19,036,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Huron Consulting Group Inc.(a)(b)	153,405	4,855,268
Insperity Inc.	150,180	4,062,369
Integramed America Inc.(a)	34,342	475,637
Intersections Inc.	40,295	638,676
K12 Inc.(a)(b)	178,753	4,164,945
Kenexa Corp.(a)(b)	182,689	5,303,462
Kforce Inc.(a)(b)	174,067	2,342,942
Landauer Inc.	62,585	3,587,998
Mac-Gray Corp.	11,457	161,429
Matthews International Corp. Class A	88,696	2,881,733
MAXIMUS Inc.	225,764	11,683,287
McGrath RentCorp	84,485	2,238,853
Medifast Inc.(a)	91,879	1,808,179
MoneyGram International Inc.(a)	40,542	591,913
Monro Muffler Brake Inc.	206,002	6,847,506
Multi-Color Corp.	5,613	124,833
National American University Holdings Inc.	31,380	134,934
National Research Corp.	16,713	874,926
Odyssey Marine Exploration Inc.(a)(b)	485,363	1,815,258
On Assignment Inc.(a)	287,610	4,590,256
PAREXEL International Corp.(a)(b)	398,286	11,243,614
PDI Inc.(a)	6,195	51,047
Premier Exhibitions Inc.(a)(b)	171,344	462,629
PRGX Global Inc.(a)	138,928	1,104,478
Providence Service Corp. (The)(a)	21,457	294,175
RPX Corp.(a)	128,843	1,848,897
ServiceSource International Inc.(a)(b)	332,333	4,602,812
Sotheby’s	158,915	5,301,404
Standard Parking Corp.(a)(b)	103,750	2,232,700
Steiner Leisure Ltd.(a)(b)	102,198	4,743,009
Strayer Education Inc.(b)	78,986	8,611,054
Team Health Holdings Inc.(a)	189,788	4,571,993
Team Inc.(a)	131,775	4,108,744
TMS International Corp.(a)	42,921	427,922
TNS Inc.(a)	161,925	2,904,935
Tree.com Inc.(a)	24,509	280,383
TrueBlue Inc.(a)	195,291	3,023,105
Universal Technical Institute Inc.	93,473	1,262,820
Valassis Communications Inc.(a)(b)	173,530	3,774,277
VistaPrint NV(a)(b)	246,413	7,959,140
Westway Group Inc.(a)	10,385	62,206
Wright Express Corp.(a)	258,388	15,947,707
Zillow Inc. Class A(a)(b)	20,500	791,915
Zipcar Inc.(a)(b)	147,480	1,729,940

		328,284,353
COMPUTERS—2.46%
3D Systems Corp.(a)(b)	287,289	9,808,046
Acorn Energy Inc.(b)	118,755	988,042
CACI International Inc. Class A(a)	14,334	788,657
Carbonite Inc.(a)(b)	75,068	671,108
Computer Task Group Inc.(a)(b)	77,686	1,164,513
Cray Inc.(a)	245,220	2,962,257
Datalink Corp.(a)	101,249	966,928
Digimarc Corp.(b)	47,057	1,207,483
EasyLink Services International Corp. Class A(a)	209,940	1,519,966
Echelon Corp.(a)(b)	135,217	470,555
Electronics For Imaging Inc.(a)	24,485	397,881
iGATE Corp.(a)	212,816	3,622,128
Immersion Corp.(a)(b)	174,024	979,755
j2 Global Inc.	255,396	6,747,562
KEY Tronic Corp.(a)	12,679	104,475

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Keyw Holding Corp. (The)(a)	52,598	528,084
LivePerson Inc.(a)(b)	366,875	6,992,637
Manhattan Associates Inc.(a)	135,592	6,197,910
Mattersight Corp.(a)	63,611	507,616
Maxwell Technologies Inc.(a)(b)	193,171	1,267,202
Mentor Graphics Corp.(a)	336,235	5,043,525
MTS Systems Corp.	106,423	4,102,607
NetScout Systems Inc.(a)	245,085	5,291,385
Quantum Corp.(a)	94,751	192,344
RealD Inc.(a)(b)	250,400	3,745,984
Silicon Graphics International Corp.(a)(b)	11,790	75,692
Stratasys Inc.(a)(b)	141,949	7,033,573
Super Micro Computer Inc.(a)(b)	172,624	2,737,817
Synaptics Inc.(a)	224,668	6,432,245
Syntel Inc.	102,997	6,251,918
Unisys Corp.(a)(b)	148,042	2,894,221
Virtusa Corp.(a)	123,396	1,647,337
Vocera Communications Inc.(a)	18,681	500,464

		93,841,917
COSMETICS & PERSONAL CARE—0.18%
Elizabeth Arden Inc.(a)(b)	143,739	5,578,511
Inter Parfums Inc.	77,748	1,342,708

		6,921,219
DISTRIBUTION & WHOLESALE—1.59%
Beacon Roofing Supply Inc.(a)(b)	312,134	7,872,019
BlueLinx Holdings Inc.(a)	30,442	71,539
Core-Mark Holding Co. Inc.	12,397	596,792
Houston Wire & Cable Co.	42,537	464,929
MWI Veterinary Supply Inc.(a)	84,714	8,706,058
Owens & Minor Inc.	361,250	11,065,087
Pool Corp.	315,817	12,777,956
Rentrak Corp.(a)(b)	37,135	766,838
Titan Machinery Inc.(a)(b)	111,878	3,397,735
United Stationers Inc.	15,476	417,078
Watsco Inc.	195,511	14,428,712

		60,564,743
DIVERSIFIED FINANCIAL SERVICES—2.29%
BGC Partners Inc. Class A	651,609	3,824,945
Cohen & Steers Inc.(b)	123,645	4,266,989
Credit Acceptance Corp.(a)(b)	52,677	4,447,519
DFC Global Corp.(a)(b)	228,187	4,205,486
Diamond Hill Investment Group Inc.	17,772	1,391,370
Duff & Phelps Corp. Class A	56,757	822,976
Ellie Mae Inc.(a)(b)	143,081	2,575,458
Encore Capital Group Inc.(a)	115,010	3,406,596
Epoch Holding Corp.	105,560	2,404,657
Evercore Partners Inc. Class A	17,358	406,004
Financial Engines Inc.(a)(b)	308,966	6,627,321
FX Alliance Inc.(a)(b)	39,743	624,362
GAMCO Investors Inc. Class A	42,712	1,895,986
Greenhill & Co. Inc.	193,752	6,907,259
Higher One Holdings Inc.(a)(b)	212,980	2,602,616
Ladenburg Thalmann Financial Services Inc.(a)(b)	678,652	1,045,124
MarketAxess Holdings Inc.	243,427	6,484,895
MicroFinancial Inc.	21,260	172,206
Nationstar Mortgage Holdings Inc.(a)(b)	126,966	2,732,308
Netspend Holdings Inc.(a)(b)	205,715	1,890,521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Ocwen Financial Corp.(a)	42,842	804,573
Portfolio Recovery Associates Inc.(a)(b)	113,773	10,382,924
Pzena Investment Management Inc. Class A	42,534	188,426
Regional Management Corp.(a)	32,195	529,608
SeaCube Container Leasing Ltd.	10,028	171,178
Stifel Financial Corp.(a)	176,133	5,442,510
Teton Advisors Inc. Class B	263	3,419
Virtus Investment Partners Inc.(a)	21,139	1,712,259
WageWorks Inc.(a)	26,725	402,478
Westwood Holdings Group Inc.	44,061	1,641,713
WisdomTree Investments Inc.(a)(b)	387,925	2,548,667
World Acceptance Corp.(a)(b)	73,602	4,843,011

		87,405,364
ELECTRIC—0.09%
Ameresco Inc. Class A(a)(b)	101,758	1,213,973
Atlantic Power Corp.(a)	64,926	831,702
EnerNOC Inc.(a)	62,993	456,069
Ormat Technologies Inc.	33,183	709,785
Otter Tail Corp.	14,754	337,424

		3,548,953
ELECTRICAL COMPONENTS & EQUIPMENT—1.36%
Acuity Brands Inc.	281,541	14,333,252
American Superconductor Corp.(a)	27,234	128,000
Belden Inc.	269,564	8,989,959
Capstone Turbine Corp.(a)(b)	1,978,031	1,997,811
Coleman Cable Inc.	57,920	503,325
EnerSys Inc.(a)	115,532	4,051,707
Generac Holdings Inc.(a)(b)	74,891	1,801,878
Graham Corp.	65,936	1,227,728
Insteel Industries Inc.	7,116	79,343
Littelfuse Inc.	130,659	7,433,191
Powell Industries Inc.(a)	25,453	950,924
SunPower Corp.(a)	121,963	586,642
Universal Display Corp.(a)(b)	264,262	9,497,576
Vicor Corp.	23,992	166,505

		51,747,841
ELECTRONICS—2.27%
American Science and Engineering Inc.	11,092	626,143
Analogic Corp.	81,973	5,082,326
Badger Meter Inc.	96,073	3,607,541
Coherent Inc.(a)	45,641	1,976,255
Cymer Inc.(a)	63,080	3,718,566
Daktronics Inc.	58,586	404,829
ESCO Technologies Inc.	56,667	2,064,945
FARO Technologies Inc.(a)	113,225	4,764,508
FEI Co.(a)	236,913	11,333,918
Fluidigm Corp.(a)	135,918	2,044,207
GSI Group Inc.(a)	10,716	122,805
II-VI Inc.(a)(b)	299,549	4,993,482
InvenSense Inc.(a)(b)	241,078	2,724,181
LeCroy Corp.(a)	82,291	1,173,470
Measurement Specialties Inc.(a)(b)	88,370	2,872,909
Mesa Laboratories Inc.	17,230	801,023
Multi-Fineline Electronix Inc.(a)	12,143	299,204
NVE Corp.(a)	31,978	1,718,818
OSI Systems Inc.(a)(b)	132,191	8,372,978
Plexus Corp.(a)	101,228	2,854,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Rogers Corp.(a)	45,599	1,806,176
SRS Labs Inc.(a)	75,281	677,529
Sypris Solutions Inc.	47,203	329,005
Taser International Inc.(a)	367,923	1,927,917
Woodward Inc.	459,723	18,131,475
Zagg Inc.(a)(b)	168,796	1,841,564
Zygo Corp.(a)	20,372	363,844

		86,634,248
ENERGY - ALTERNATE SOURCES—0.35%
Clean Energy Fuels Corp.(a)(b)	440,527	6,828,169
Enphase Energy Inc.(a)(b)	41,904	260,643
FuelCell Energy Inc.(a)(b)	261,667	264,284
Gevo Inc.(a)(b)	126,030	626,369
KiOR Inc. Class A(a)(b)	174,991	1,566,169
Renewable Energy Group Inc.(a)(b)	11,945	88,751
REX American Resources Corp.(a)	4,479	87,430
Saratoga Resources Inc.(a)(b)	120,543	708,793
Solazyme Inc.(a)(b)	216,696	3,012,074

		13,442,682
ENGINEERING & CONSTRUCTION—0.50%
Aegion Corp.(a)	36,834	658,960
Argan Inc.	14,451	202,025
Dycom Industries Inc.(a)	194,296	3,615,848
Exponent Inc.(a)	89,745	4,741,228
MasTec Inc.(a)(b)	389,151	5,852,831
Mistras Group Inc.(a)(b)	103,435	2,718,272
MYR Group Inc.(a)	75,077	1,280,814
Sterling Construction Co. Inc.(a)	11,404	116,549

		19,186,527
ENTERTAINMENT—1.03%
Carmike Cinemas Inc.(a)	37,519	549,653
Churchill Downs Inc.	28,374	1,668,108
Lions Gate Entertainment Corp.(a)(b)	564,635	8,322,720
Multimedia Games Holding Co. Inc.(a)	181,343	2,538,802
National CineMedia Inc.	124,480	1,888,362
Pinnacle Entertainment Inc.(a)	28,089	270,216
Scientific Games Corp. Class A(a)	49,626	424,302
Shuffle Master Inc.(a)(b)	367,399	5,070,106
Six Flags Entertainment Corp.	263,790	14,292,142
Vail Resorts Inc.	83,910	4,202,213

		39,226,624
ENVIRONMENTAL CONTROL—0.86%
ADA-ES Inc.(a)(b)	59,678	1,514,031
Calgon Carbon Corp.(a)	320,900	4,563,198
Casella Waste Systems Inc. Class A(a)	11,170	65,345
CECO Environmental Corp.	40,355	318,804
Darling International Inc.(a)	236,692	3,903,051
EnergySolutions Inc.(a)	143,966	243,303
GSE Holding Inc.(a)(b)	53,551	566,034
Heckmann Corp.(a)(b)	61,303	207,204
Heritage-Crystal Clean Inc.(a)(b)	51,027	834,291
Met-Pro Corp.	7,704	70,954
Mine Safety Appliances Co.	183,937	7,401,625
Rentech Inc.(a)	1,008,071	2,076,626
Tetra Tech Inc.(a)	343,995	8,971,390

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

TRC Companies Inc.(a)(b)	86,236	524,315
US Ecology Inc.	76,180	1,351,433

		32,611,604
FOOD—2.73%
Annie’s Inc.(a)(b)	23,353	977,557
Arden Group Inc. Class A	4,970	433,434
B&G Foods Inc. Class A	321,927	8,563,258
Cal-Maine Foods Inc.	82,357	3,220,159
Calavo Growers Inc.	78,775	2,015,064
Chefs’ Warehouse Inc. (The)(a)	72,966	1,317,036
Hain Celestial Group Inc.(a)	245,068	13,488,543
Harris Teeter Supermarkets Inc.	40,132	1,645,011
Inventure Foods Inc.(a)	87,024	548,251
J&J Snack Foods Corp.	98,852	5,842,153
Lancaster Colony Corp.	122,902	8,751,851
Lifeway Foods Inc.(b)	30,815	319,552
Pilgrim’s Pride Corp.(a)	322,074	2,302,829
Post Holdings Inc.(a)	128,729	3,958,417
Sanderson Farms Inc.	153,078	7,014,034
Snyders-Lance Inc.	261,661	6,601,707
SUPERVALU Inc.(b)	1,072,966	5,557,964
Tootsie Roll Industries Inc.	148,934	3,553,565
TreeHouse Foods Inc.(a)	161,169	10,039,217
United Natural Foods Inc.(a)(b)	324,708	17,813,481

		103,963,083
FOREST PRODUCTS & PAPER—0.63%
Buckeye Technologies Inc.	154,172	4,392,360
Clearwater Paper Corp.(a)	124,831	4,259,234
Deltic Timber Corp.	72,984	4,450,565
Neenah Paper Inc.	63,254	1,688,249
Orchids Paper Products Co.	18,399	325,294
P.H. Glatfelter Co.	47,730	781,340
Schweitzer-Mauduit International Inc.	77,091	5,252,981
Wausau Paper Corp.	277,070	2,695,891

		23,845,914
GAS—0.09%
Piedmont Natural Gas Co.	39,935	1,285,508
South Jersey Industries Inc.	43,902	2,237,685

		3,523,193
HAND & MACHINE TOOLS—0.20%
Franklin Electric Co. Inc.	148,036	7,569,081

		7,569,081
HEALTH CARE—PRODUCTS—5.58%
Abaxis Inc.(a)(b)	144,959	5,363,483
ABIOMED Inc.(a)(b)	223,487	5,099,973
Accuray Inc.(a)(b)	472,135	3,229,403
ArthroCare Corp.(a)	153,166	4,484,700
AtriCure Inc.(a)(b)	96,758	929,844
Atrion Corp.	10,476	2,147,370
BG Medicine Inc.(a)(b)	71,708	500,522
Cantel Medical Corp.	140,299	3,823,148
Cardiovascular Systems Inc.(a)(b)	111,273	1,089,363
Cepheid Inc.(a)(b)	436,184	19,519,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Cerus Corp.(a)(b)	319,930	1,062,168
Conceptus Inc.(a)(b)	210,258	4,167,314
Cyberonics Inc.(a)	183,342	8,239,390
Cynosure Inc. Class A(a)	32,155	680,078
DexCom Inc.(a)(b)	457,592	5,930,392
Endologix Inc.(a)	369,535	5,705,620
EnteroMedics Inc.(a)(b)	168,722	582,091
Exactech Inc.(a)	13,279	222,689
Female Health Co. (The)(b)	127,306	747,286
Genomic Health Inc.(a)(b)	106,236	3,548,282
Haemonetics Corp.(a)	168,509	12,488,202
Hansen Medical Inc.(a)(b)	364,408	827,206
HeartWare International Inc.(a)(b)	94,128	8,358,566
ICU Medical Inc.(a)(b)	75,310	4,020,048
ImmunoCellular Therapeutics Ltd.(a)	264,270	991,013
Insulet Corp.(a)(b)	318,531	6,807,007
Integra LifeSciences Holdings Corp.(a)(b)	73,889	2,747,193
IRIS International Inc.(a)	105,621	1,193,517
Luminex Corp.(a)(b)	277,942	6,806,800
MAKO Surgical Corp.(a)(b)	241,206	6,177,286
Masimo Corp.(a)	332,670	7,445,155
MEDTOX Scientific Inc.(a)	49,430	1,332,633
Merge Healthcare Inc.(a)(b)	302,077	863,940
Meridian Bioscience Inc.	275,578	5,638,326
Merit Medical Systems Inc.(a)	16,407	226,581
Natus Medical Inc.(a)	119,710	1,391,030
Navidea Biopharmaceuticals Inc.(a)(b)	639,275	2,378,103
NuVasive Inc.(a)	70,689	1,792,673
NxStage Medical Inc.(a)(b)	328,915	5,512,615
OraSure Technologies Inc.(a)(b)	319,022	3,585,807
Orthofix International NV(a)	100,409	4,141,871
PhotoMedex Inc.(a)(b)	73,513	893,183
PSS World Medical Inc.(a)(b)	335,737	7,047,120
Quidel Corp.(a)(b)	186,669	2,926,970
Rochester Medical Corp.(a)	61,846	665,463
Rockwell Medical Technologies Inc.(a)(b)	131,496	1,224,228
Spectranetics Corp.(a)(b)	227,100	2,593,482
Staar Surgical Co.(a)(b)	240,613	1,869,563
Steris Corp.	283,519	8,893,991
SurModics Inc.(a)	23,131	400,166
Symmetry Medical Inc.(a)	75,834	650,656
Tornier NV(a)	70,035	1,570,185
Unilife Corp.(a)(b)	491,430	1,661,033
Utah Medical Products Inc.	21,815	731,457
Vascular Solutions Inc.(a)(b)	107,675	1,352,398
Volcano Corp.(a)(b)	354,475	10,155,709
West Pharmaceutical Services Inc.	144,026	7,271,873
Young Innovations Inc.	16,159	557,324
Zeltiq Aesthetics Inc.(a)(b)	46,115	258,244

		212,520,967
HEALTH CARE - SERVICES—1.84%
Acadia Healthcare Co. Inc.(a)(b)	152,518	2,675,166
Air Methods Corp.(a)(b)	85,426	8,393,104
AmSurg Corp.(a)	68,749	2,061,095
Bio-Reference Laboratories Inc.(a)(b)	164,656	4,327,160
Capital Senior Living Corp.(a)(b)	161,259	1,709,345
Centene Corp.(a)(b)	342,272	10,322,923
Emeritus Corp.(a)(b)	203,409	3,423,373
Ensign Group Inc. (The)	71,686	2,026,563
HealthSouth Corp.(a)	536,466	12,478,199
IPC The Hospitalist Co. Inc.(a)(b)	110,836	5,023,088

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

LHC Group Inc.(a)	6,122	103,829
Magellan Health Services Inc.(a)	9,474	429,456
Metropolitan Health Networks Inc.(a)	292,405	2,798,316
Molina Healthcare Inc.(a)(b)	16,399	384,721
Skilled Healthcare Group Inc. Class A(a)	118,360	743,301
Sunrise Senior Living Inc.(a)(b)	309,971	2,259,689
U.S. Physical Therapy Inc.	77,974	1,982,879
Vanguard Health Systems Inc.(a)	182,309	1,620,727
WellCare Health Plans Inc.(a)	138,629	7,347,337

		70,110,271
HOLDING COMPANIES - DIVERSIFIED—0.04%
Horizon Pharma Inc.(a)(b)	76,915	548,404
Main Street Capital Corp.	13,000	314,600
Primoris Services Corp.	53,709	644,508

		1,507,512
HOME BUILDERS—0.22%
Cavco Industries Inc.(a)	41,186	2,112,018
Meritage Homes Corp.(a)	45,411	1,541,249
Ryland Group Inc. (The)	168,544	4,311,356
Winnebago Industries Inc.(a)	54,691	557,301

		8,521,924
HOME FURNISHINGS—0.52%
American Woodmark Corp.(a)	10,641	181,961
DTS Inc.(a)(b)	109,290	2,850,283
Ethan Allen Interiors Inc.	138,731	2,764,909
La-Z-Boy Inc.(a)	101,242	1,244,264
Select Comfort Corp.(a)	377,722	7,901,944
Skullcandy Inc.(a)(b)	107,295	1,518,224
TiVo Inc.(a)	412,795	3,413,815

		19,875,400
HOUSEHOLD PRODUCTS & WARES—0.59%
A.T. Cross Co. Class A(a)(b)	59,725	589,486
ACCO Brands Corp.(a)	343,322	3,549,949
American Greetings Corp. Class A(b)	16,038	234,476
Blyth Inc.	68,767	2,376,588
Central Garden & Pet Co. Class A(a)	38,670	421,116
Prestige Brands Holdings Inc.(a)	219,767	3,474,516
Spectrum Brands Holdings Inc.(a)	128,760	4,193,713
Tumi Holdings Inc.(a)	142,935	2,501,362
WD-40 Co.	106,406	5,300,083

		22,641,289
HOUSEWARES—0.06%
Libbey Inc.(a)(b)	135,958	2,089,674

		2,089,674
INSURANCE—0.29%
American Safety Insurance Holdings Ltd.(a)	5,885	110,344
AmTrust Financial Services Inc.	24,646	732,233
Donegal Group Inc. Class A	3,164	42,018
eHealth Inc.(a)	129,785	2,090,836
First American Financial Corp.	64,102	1,087,170
Flagstone Reinsurance Holdings SA	23,499	188,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Greenlight Capital Re Ltd. Class A(a)(b)	51,984	1,321,433
Hallmark Financial Services Inc.(a)	6,594	51,433
Homeowners Choice Inc.	9,817	172,779
Meadowbrook Insurance Group Inc.	24,475	215,135
Montpelier Re Holdings Ltd.	42,240	899,290
Navigators Group Inc. (The)(a)	27,941	1,398,447
State Auto Financial Corp.	14,718	206,788
Tower Group Inc.	124,167	2,591,365
Universal Insurance Holdings Inc.	15,351	52,347

		11,159,845
INTERNET—4.57%
1-800-FLOWERS.COM Inc.(a)	10,503	36,656
AboveNet Inc.(a)	155,515	13,063,260
Active Network Inc. (The)(a)(b)	257,118	3,957,046
Ambient Corp.(a)	18,345	100,347
Ancestry.com Inc.(a)(b)	193,361	5,323,228
Angie’s List Inc.(a)(b)	235,551	3,731,128
Bankrate Inc.(a)(b)	271,247	4,988,232
Bazaarvoice Inc.(a)(b)	59,592	1,084,574
Blucora Inc.(a)	41,060	505,859
Blue Nile Inc.(a)(b)	91,566	2,720,426
Boingo Wireless Inc.(a)(b)	104,781	1,217,555
Brightcove Inc.(a)(b)	37,292	568,703
BroadSoft Inc.(a)(b)	183,737	5,321,024
CafePress Inc.(a)(b)	30,615	455,551
Cogent Communications Group Inc.(a)(b)	312,564	6,016,857
comScore Inc.(a)	233,926	3,850,422
Constant Contact Inc.(a)(b)	201,322	3,599,637
DealerTrack Holdings Inc.(a)	252,539	7,603,949
Dice Holdings Inc.(a)(b)	302,177	2,837,442
Envivio Inc.(a)	14,682	94,112
eResearchTechnology Inc.(a)	332,956	2,660,319
ExactTarget Inc.(a)(b)	64,677	1,413,839
Global Sources Ltd.(a)(b)	19,144	126,350
HealthStream Inc.(a)(b)	129,315	3,362,190
ICG Group Inc.(a)	20,349	188,228
Internap Network Services Corp.(a)	178,114	1,159,522
iPass Inc.(a)	319,784	761,086
Lionbridge Technologies Inc.(a)(b)	373,461	1,176,402
Liquidity Services Inc.(a)(b)	156,903	8,031,865
magicJack VocalTec Ltd.(a)	69,353	1,317,707
MeetMe Inc.(a)(b)	19,619	46,105
Move Inc.(a)	264,153	2,406,434
NIC Inc.	430,580	5,468,366
NutriSystem Inc.	188,282	2,176,540
OpenTable Inc.(a)(b)	150,497	6,773,870
Orbitz Worldwide Inc.(a)	153,241	559,330
Overstock.com Inc.(a)(b)	76,851	531,041
Perficient Inc.(a)	163,194	1,832,669
ReachLocal Inc.(a)(b)	67,487	742,357
Responsys Inc.(a)(b)	236,627	2,867,919
Saba Software Inc.(a)(b)	197,447	1,832,308
Sapient Corp.	820,246	8,259,877
Shutterfly Inc.(a)(b)	59,487	1,825,656
Sourcefire Inc.(a)(b)	196,571	10,103,749
Spark Networks Inc.(a)(b)	76,514	394,812
SPS Commerce Inc.(a)(b)	70,187	2,132,281
Stamps.com Inc.(a)	93,796	2,313,947
Support.com Inc.(a)(b)	227,098	724,443
Synacor Inc.(a)(b)	42,508	582,360
Towerstream Corp.(a)(b)	314,922	1,306,926

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Travelzoo Inc.(a)(b)	47,354	1,075,883
Unwired Planet Inc.(a)(b)	159,736	367,393
US Auto Parts Network Inc.(a)(b)	98,366	411,170
ValueClick Inc.(a)(b)	324,311	5,315,457
Vasco Data Security International Inc.(a)(b)	84,364	690,098
VirnetX Holding Corp.(a)(b)	279,092	9,837,993
Vitacost.com Inc.(a)(b)	146,018	861,506
Vocus Inc.(a)(b)	136,625	2,541,225
Web.com Group Inc.(a)(b)	234,854	4,302,525
Websense Inc.(a)	249,136	4,666,317
XO Group Inc.(a)	173,615	1,539,965
Yelp Inc.(a)	55,970	1,272,198
Zix Corp.(a)(b)	401,778	1,044,623

		174,080,859
IRON & STEEL—0.03%
AK Steel Holding Corp.	120,612	707,993
Metals USA Holdings Corp.(a)(b)	19,177	305,106

		1,013,099
LEISURE TIME—0.94%
Arctic Cat Inc.(a)	83,740	3,061,534
Brunswick Corp.	593,909	13,196,658
Interval Leisure Group Inc.	259,413	4,931,441
Life Time Fitness Inc.(a)(b)	263,966	12,277,059
Marine Products Corp.(b)	40,009	243,255
Town Sports International Holdings Inc.(a)	153,631	2,041,756

		35,751,703
LODGING—0.33%
Ameristar Casinos Inc.	189,892	3,374,381
Boyd Gaming Corp.(a)	27,328	196,762
Caesars Entertainment Corp.(a)(b)	217,871	2,483,729
Gaylord Entertainment Co.(a)	139,059	5,362,115
Morgans Hotel Group Co.(a)(b)	66,139	310,853
MTR Gaming Group Inc.(a)(b)	150,223	713,559

		12,441,399
MACHINERY—1.94%
Altra Holdings Inc.(b)	97,671	1,541,248
Applied Industrial Technologies Inc.	258,547	9,527,457
Cascade Corp.	3,550	167,028
Chart Industries Inc.(a)(b)	198,832	13,671,688
Cognex Corp.	285,057	9,022,054
DXP Enterprises Inc.(a)(b)	58,269	2,417,581
Flow International Corp.(a)	68,420	215,523
Gorman-Rupp Co. (The)	100,636	2,998,953
Intermec Inc.(a)	50,948	315,878
iRobot Corp.(a)	181,811	4,027,114
Lindsay Corp.	84,888	5,509,231
Middleby Corp. (The)(a)(b)	124,502	12,401,644
Robbins & Myers Inc.	105,710	4,420,792
Sauer-Danfoss Inc.	77,304	2,700,229
Tennant Co.	125,817	5,026,389

		73,962,809
MANUFACTURING—2.58%
A.O. Smith Corp.	70,902	3,466,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Actuant Corp. Class A	87,330	2,371,883
AZZ Inc.	84,538	5,178,798
Blount International Inc.(a)(b)	327,533	4,798,358
CLARCOR Inc.	334,045	16,087,607
EnPro Industries Inc.(a)(b)	71,569	2,674,534
Federal Signal Corp.(a)	40,949	239,142
GP Strategies Corp.(a)(b)	89,103	1,645,732
Handy & Harman Ltd.(a)(b)	31,754	428,044
Hexcel Corp.(a)(b)	662,045	17,074,141
Hillenbrand Inc.	367,643	6,757,278
John Bean Technologies Corp.	191,573	2,599,646
Koppers Holdings Inc.	138,920	4,723,280
LSB Industries Inc.(a)	71,621	2,213,805
Movado Group Inc.	8,523	213,246
Myers Industries Inc.	221,864	3,807,186
Park-Ohio Holdings Corp.(a)(b)	53,842	1,024,613
Proto Labs Inc.(a)(b)	33,315	958,139
Raven Industries Inc.	120,650	8,396,034
Smith & Wesson Holding Corp.(a)	429,626	3,570,192
Standex International Corp.	19,204	817,514
Sturm, Ruger & Co. Inc.(b)	128,051	5,141,248
TriMas Corp.(a)(b)	196,343	3,946,494

		98,133,313
MEDIA—0.26%
Beasley Broadcast Group Inc. Class A(a)	2,815	16,580
Belo Corp. Class A	227,030	1,462,073
Crown Media Holdings Inc. Class A(a)(b)	57,977	101,460
Demand Media Inc.(a)(b)	147,955	1,657,096
Dial Global Inc.(a)(b)	14,098	46,806
Digital Domain Media Group Inc.(a)(b)	71,085	444,992
Knology Inc.(a)(b)	208,599	4,103,142
Nexstar Broadcasting Group Inc.(a)	18,797	126,692
Outdoor Channel Holdings Inc.	29,243	213,766
Sinclair Broadcast Group Inc. Class A	27,771	251,605
Value Line Inc.(b)	8,187	97,344
World Wrestling Entertainment Inc. Class A	164,904	1,289,549

		9,811,105
METAL FABRICATE & HARDWARE—0.51%
CIRCOR International Inc.	8,625	294,026
Dynamic Materials Corp.	32,764	567,800
Haynes International Inc.	67,190	3,422,659
Mueller Industries Inc.	29,321	1,248,782
Mueller Water Products Inc. Class A	677,716	2,344,897
Omega Flex Inc.(a)	18,532	220,716
RBC Bearings Inc.(a)(b)	147,870	6,994,251
Rexnord Corp.(a)	41,707	835,808
Sun Hydraulics Corp.	136,817	3,323,285

		19,252,224
MINING—0.63%
AMCOL International Corp.	158,821	4,496,222
Coeur d’Alene Mines Corp.(a)	247,487	4,345,872
General Moly Inc.(a)(b)	69,085	216,927
Globe Specialty Metals Inc.	28,742	386,005
Gold Reserve Inc.(a)	44,143	154,059
Gold Resource Corp.(b)	199,487	5,184,667
Materion Corp.	12,186	280,644
Midway Gold Corp.(a)(b)	757,698	1,053,200

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Noranda Aluminium Holding Corp.	220,812	1,757,664
Paramount Gold and Silver Corp.(a)(b)	865,230	2,076,552
United States Antimony Corp.(a)(b)	356,387	1,439,803
United States Lime & Minerals Inc.(a)(b)	10,867	507,163
Uranerz Energy Corp.(a)(b)	438,991	636,537
Uranium Energy Corp.(a)(b)	265,080	607,033
US Silica Holdings Inc.(a)(b)	78,043	878,764

		24,021,112
OFFICE FURNISHINGS—0.62%
CompX International Inc.	849	10,697
Herman Miller Inc.	388,775	7,200,113
HNI Corp.	287,028	7,390,971
Interface Inc.	391,688	5,338,707
Knoll Inc.	220,937	2,964,975
Steelcase Inc. Class A	69,849	630,737

		23,536,200
OIL & GAS—3.47%
Abraxas Petroleum Corp.(a)(b)	547,119	1,745,310
Alon USA Energy Inc.	51,924	439,277
Apco Oil and Gas International Inc.(b)	60,563	1,093,162
Approach Resources Inc.(a)	193,487	4,941,658
Arabian American Development Co.(a)	132,389	1,282,850
ATP Oil & Gas Corp.(a)(b)	24,472	82,715
Berry Petroleum Co. Class A	348,160	13,808,026
Bonanza Creek Energy Inc.(a)(b)	10,202	169,659
BPZ Resources Inc.(a)(b)	209,193	529,258
Carrizo Oil & Gas Inc.(a)(b)	228,102	5,362,678
Clayton Williams Energy Inc.(a)(b)	3,743	181,086
Contango Oil & Gas Co.(a)	78,322	4,636,662
CREDO Petroleum Corp.(a)	29,278	423,653
CVR Energy Inc.(a)	74,717	1,985,978
Endeavour International Corp.(a)(b)	234,046	1,965,986
Energy XXI (Bermuda) Ltd.(b)	381,855	11,948,243
Evolution Petroleum Corp.(a)(b)	109,936	916,866
FX Energy Inc.(a)(b)	350,738	2,086,891
GeoResources Inc.(a)(b)	141,479	5,179,546
Goodrich Petroleum Corp.(a)(b)	172,135	2,385,791
Gulfport Energy Corp.(a)	123,886	2,555,768
Halcon Resources Corp.(a)(b)	374,600	3,536,224
Harvest Natural Resources Inc.(a)	14,086	120,435
Isramco Inc.(a)(b)	6,773	745,030
Kodiak Oil & Gas Corp.(a)(b)	1,752,362	14,386,892
Magnum Hunter Resources Corp.(a)(b)	342,974	1,433,631
Matador Resources Co.(a)(b)	77,758	835,121
Midstates Petroleum Co. Inc.(a)	73,094	709,743
Northern Oil and Gas Inc.(a)(b)	423,487	6,750,383
Oasis Petroleum Inc.(a)	531,230	12,845,142
Panhandle Oil and Gas Inc.	46,290	1,395,181
Rosetta Resources Inc.(a)	351,765	12,888,670
Sanchez Energy Corp.(a)(b)	76,764	1,596,691
Synergy Resources Corp.(a)	14,265	43,936
VAALCO Energy Inc.(a)(b)	383,060	3,305,808
Venoco Inc.(a)(b)	194,653	1,948,477
W&T Offshore Inc.	16,346	250,094
Warren Resources Inc.(a)	94,521	226,850
Western Refining Inc.(b)	226,451	5,043,064
ZaZa Energy Corp.(a)	76,062	343,800

		132,126,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

OIL & GAS SERVICES—1.61%
C&J Energy Services Inc.(a)(b)	90,698	1,677,913
Dril-Quip Inc.(a)	267,205	17,525,976
Edgen Group Inc.(a)	25,103	188,775
Flotek Industries Inc.(a)(b)	327,550	3,059,317
Forum Energy Technologies Inc.(a)(b)	146,909	2,892,638
Global Geophysical Services Inc.(a)(b)	128,981	789,364
ION Geophysical Corp.(a)(b)	881,282	5,807,648
Lufkin Industries Inc.	223,420	12,136,174
Matrix Service Co.(a)	33,024	374,822
Mitcham Industries Inc.(a)(b)	53,551	908,761
OYO Geospace Corp.(a)	42,193	3,796,948
Pioneer Drilling Co.(a)	85,196	679,012
Targa Resources Corp.	192,981	8,240,289
TGC Industries Inc.(a)	96,792	939,850
Thermon Group Holdings Inc.(a)	97,469	2,018,583
Willbros Group Inc.(a)	60,543	391,108

		61,427,178
PACKAGING & CONTAINERS—0.03%
AEP Industries Inc.(a)	27,489	1,197,146

		1,197,146
PHARMACEUTICALS—7.16%
Achillion Pharmaceuticals Inc.(a)(b)	352,384	2,184,781
Acura Pharmaceuticals Inc.(a)(b)	81,228	255,056
Akorn Inc.(a)(b)	379,575	5,985,898
Align Technology Inc.(a)(b)	477,670	15,982,838
Alkermes PLC(a)(b)	814,073	13,814,819
Allos Therapeutics Inc.(a)	404,624	724,277
Amicus Therapeutics Inc.(a)(b)	200,070	1,100,385
Ampio Pharmaceuticals Inc.(a)(b)	144,106	732,058
Anacor Pharmaceuticals Inc.(a)(b)	95,513	619,879
Anika Therapeutics Inc.(a)(b)	78,186	1,062,548
Antares Pharma Inc.(a)(b)	604,485	2,200,325
Array BioPharma Inc.(a)	590,563	2,049,254
Auxilium Pharmaceuticals Inc.(a)(b)	321,977	8,657,962
AVANIR Pharmaceuticals Inc. Class A(a)(b)	826,645	3,240,448
BioDelivery Sciences International Inc.(a)(b)	141,616	634,440
BioScrip Inc.(a)(b)	79,792	592,855
BioSpecifics Technologies Corp.(a)(b)	32,781	615,627
Cadence Pharmaceuticals Inc.(a)(b)	398,944	1,424,230
Cempra Inc.(a)(b)	28,402	265,843
ChemoCentryx Inc.(a)	36,158	542,370
Clovis Oncology Inc.(a)(b)	90,552	1,963,167
Corcept Therapeutics Inc.(a)(b)	290,438	1,304,067
Cumberland Pharmaceuticals Inc.(a)	44,051	284,569
Cytori Therapeutics Inc.(a)(b)	286,907	774,649
Depomed Inc.(a)(b)	369,265	2,101,118
Derma Sciences Inc.(a)	3,697	35,195
Dusa Pharmaceuticals Inc.(a)(b)	147,486	769,877
Dyax Corp.(a)(b)	655,219	1,395,616
Endocyte Inc.(a)(b)	196,267	1,613,315
Furiex Pharmaceuticals Inc.(a)	48,867	1,023,764
Hi-Tech Pharmacal Co. Inc.(a)	27,375	886,950
Idenix Pharmaceuticals Inc.(a)(b)	442,324	4,555,937
Impax Laboratories Inc.(a)	445,688	9,034,096
Infinity Pharmaceuticals Inc.(a)(b)	129,025	1,749,579
Ironwood Pharmaceuticals Inc. Class A(a)	500,883	6,902,168
Isis Pharmaceuticals Inc.(a)(b)	667,198	8,006,376

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Jazz Pharmaceuticals PLC(a)	276,158	12,429,872
Keryx Biopharmaceuticals Inc.(a)(b)	472,838	851,108
MannKind Corp.(a)(b)	747,632	1,712,077
MAP Pharmaceuticals Inc.(a)(b)	164,914	2,470,412
Medicis Pharmaceutical Corp. Class A	382,151	13,050,457
Nature’s Sunshine Products Inc.	45,753	690,870
Nektar Therapeutics(a)(b)	544,893	4,397,287
Neogen Corp.(a)	156,949	7,251,044
Neurocrine Biosciences Inc.(a)	438,997	3,472,466
Obagi Medical Products Inc.(a)	124,143	1,895,664
Opko Health Inc.(a)(b)	706,950	3,251,970
Optimer Pharmaceuticals Inc.(a)(b)	314,734	4,884,672
Orexigen Therapeutics Inc.(a)(b)	399,832	2,215,069
Osiris Therapeutics Inc.(a)(b)	109,165	1,197,540
Pacira Pharmaceuticals Inc.(a)	122,263	1,961,099
Pain Therapeutics Inc.(a)	251,935	1,181,575
Par Pharmaceutical Companies Inc.(a)	186,259	6,731,400
Pernix Therapeutics Holdings(a)(b)	60,671	442,292
Pharmacyclics Inc.(a)	361,719	19,753,475
POZEN Inc.(a)(b)	176,477	1,101,216
Progenics Pharmaceuticals Inc.(a)(b)	200,405	1,959,961
Questcor Pharmaceuticals Inc.(a)(b)	357,395	19,027,710
Raptor Pharmaceutical Corp.(a)(b)	323,775	1,809,902
Repros Therapeutics Inc.(a)(b)	98,456	893,980
Rigel Pharmaceuticals Inc.(a)(b)	386,026	3,590,042
Sagent Pharmaceuticals Inc.(a)(b)	62,242	1,125,335
Santarus Inc.(a)	362,458	2,569,827
Schiff Nutrition International Inc.(a)	88,602	1,590,406
SciClone Pharmaceuticals Inc.(a)(b)	376,170	2,636,952
SIGA Technologies Inc.(a)(b)	233,904	671,304
Sucampo Pharmaceuticals Inc. Class A(a)(b)	72,298	508,255
Synageva BioPharma Corp.(a)(b)	60,774	2,464,993
Synergy Pharmaceuticals Inc.(a)	272,502	1,294,384
Synta Pharmaceuticals Corp.(a)(b)	246,052	1,345,904
Synutra International Inc.(a)(b)	115,192	622,037
Theravance Inc.(a)(b)	403,748	8,971,281
Threshold Pharmaceuticals Inc.(a)	297,911	2,204,541
USANA Health Sciences Inc.(a)(b)	39,493	1,623,952
Vanda Pharmaceuticals Inc.(a)(b)	187,522	825,097
Ventrus Biosciences Inc.(a)(b)	82,874	353,872
VIVUS Inc.(a)(b)	662,827	18,917,083
XenoPort Inc.(a)(b)	203,795	1,230,922
Zogenix Inc.(a)(b)	242,388	601,122

		272,866,763
PIPELINES—0.09%
Crosstex Energy Inc.	247,259	3,461,626

		3,461,626
REAL ESTATE—0.30%
HFF Inc. Class A(a)(b)	184,289	2,568,989
Sovran Self Storage Inc.	175,999	8,815,790

		11,384,779
REAL ESTATE INVESTMENT TRUSTS—3.17%
Acadia Realty Trust(b)	292,584	6,782,097
Alexander’s Inc.(b)	14,005	6,037,696
Apollo Residential Mortgage Inc.	15,855	305,684
Associated Estates Realty Corp.(b)	123,281	1,843,051
CoreSite Realty Corp.	67,664	1,747,085

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

DuPont Fabros Technology Inc.(b)	192,943	5,510,452
EastGroup Properties Inc.	177,491	9,460,270
FelCor Lodging Trust Inc.(a)(b)	490,472	2,305,218
Glimcher Realty Trust(b)	835,514	8,538,953
Gyrodyne Co. of America Inc.(a)	7,439	850,352
Highwoods Properties Inc.(b)	340,773	11,467,011
Inland Real Estate Corp.	229,141	1,920,202
LTC Properties Inc.(b)	44,347	1,608,909
Monmouth Real Estate Investment Corp. Class A	119,289	1,398,067
National Health Investors Inc.(b)	162,957	8,297,770
Omega Healthcare Investors Inc.(b)	703,451	15,827,648
Potlatch Corp.(b)	169,519	5,414,437
PS Business Parks Inc.	101,785	6,892,880
Saul Centers Inc.(b)	50,122	2,148,730
Strategic Hotels & Resorts Inc.(a)(b)	1,022,436	6,604,937
Sun Communities Inc.	176,296	7,799,335
UMH Properties Inc.	16,214	173,976
Universal Health Realty Income Trust(b)	39,162	1,626,398
Urstadt Biddle Properties Inc. Class A(b)	115,357	2,280,608
Washington Real Estate Investment Trust(b)	138,728	3,946,812

		120,788,578
RETAIL—8.85%
Aeropostale Inc.(a)	540,650	9,639,789
AFC Enterprises Inc.(a)	163,171	3,775,777
America’s Car-Mart Inc.(a)(b)	53,000	2,059,050
ANN INC.(a)	324,822	8,279,713
Asbury Automotive Group Inc.(a)	163,262	3,867,677
Barnes & Noble Inc.(a)(b)	15,801	260,084
bebe stores inc.	24,354	142,958
Benihana Inc.	22,573	363,651
Biglari Holdings Inc.(a)	895	345,819
BJ’s Restaurants Inc.(a)(b)	163,675	6,219,650
Bob Evans Farms Inc.	26,304	1,057,421
Body Central Corp.(a)	107,384	966,456
Bravo Brio Restaurant Group Inc.(a)(b)	129,420	2,307,559
Buckle Inc. (The)(b)	184,908	7,316,810
Buffalo Wild Wings Inc.(a)(b)	123,478	10,698,134
Cabela’s Inc.(a)	281,393	10,639,469
Caribou Coffee Co. Inc.(a)(b)	139,031	1,794,890
Carrols Restaurant Group Inc.(a)	71,186	422,845
Casey’s General Stores Inc.	253,198	14,936,150
Cash America International Inc.	80,897	3,562,704
Cato Corp. (The) Class A	183,140	5,578,444
CEC Entertainment Inc.	122,493	4,455,070
Cheesecake Factory Inc. (The)(a)(b)	359,186	11,479,585
Children’s Place Retail Stores Inc. (The)(a)	60,741	3,026,724
Citi Trends Inc.(a)	6,824	105,363
Coinstar Inc.(a)(b)	208,116	14,289,245
Collective Brands Inc.(a)	405,210	8,679,598
Conn’s Inc.(a)	9,915	146,742
Cracker Barrel Old Country Store Inc.	128,117	8,045,748
Denny’s Corp.(a)(b)	500,053	2,220,235
Destination Maternity Corp.	39,066	843,826
DineEquity Inc.(a)	102,371	4,569,841
Domino’s Pizza Inc.	385,086	11,903,008
Einstein Noah Restaurant Group Inc.	36,625	643,135
Express Inc.(a)	594,894	10,809,224
EZCORP Inc. Class A NVS(a)	220,599	5,175,253
Fiesta Restaurant Group Inc.(a)(b)	96,729	1,279,725
Fifth & Pacific Companies Inc.(a)	40,613	435,777
Finish Line Inc. (The) Class A	127,570	2,667,489

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

First Cash Financial Services Inc.(a)	190,563	7,654,916
Francesca’s Holdings Corp.(a)(b)	232,158	6,270,588
Genesco Inc.(a)	162,812	9,793,142
Gordmans Stores Inc.(a)	56,146	926,409
hhgregg Inc.(a)(b)	6,575	74,363
Hibbett Sports Inc.(a)(b)	175,584	10,132,953
Hot Topic Inc.	279,359	2,706,989
HSN Inc.	252,212	10,176,754
Ignite Restaurant Group Inc.(a)	44,071	798,126
Jack in the Box Inc.(a)	238,272	6,643,023
Jamba Inc.(a)(b)	446,940	876,002
Jos. A. Bank Clothiers Inc.(a)(b)	172,344	7,317,726
Kenneth Cole Productions Inc. Class A(a)(b)	21,775	327,714
Lumber Liquidators Holdings Inc.(a)(b)	183,759	6,209,217
Mattress Firm Holding Corp.(a)(b)	72,943	2,210,902
Men’s Wearhouse Inc. (The)	70,498	1,983,814
Nathan’s Famous Inc.(a)(b)	17,782	524,569
New York & Co. Inc.(a)	112,801	392,547
P.F. Chang’s China Bistro Inc.	139,987	7,205,131
Pantry Inc. (The)(a)	13,251	194,790
Papa John’s International Inc.(a)	119,797	5,698,743
Penske Automotive Group Inc.	72,587	1,541,748
PetMed Express Inc.	134,797	1,639,131
Pier 1 Imports Inc.	646,057	10,614,716
PriceSmart Inc.	121,070	8,173,436
Red Robin Gourmet Burgers Inc.(a)	43,439	1,325,324
Rite Aid Corp.(a)	378,250	529,550
Roundy’s Inc.(b)	132,605	1,353,897
rue21 Inc.(a)(b)	102,507	2,587,277
Ruth’s Hospitality Group Inc.(a)(b)	233,587	1,541,674
Sonic Corp.(a)	323,506	3,241,530
Susser Holdings Corp.(a)	31,630	1,175,687
Systemax Inc.(a)	4,846	57,280
Talbots Inc. (The)(a)(b)	261,276	658,415
Teavana Holdings Inc.(a)	58,294	788,718
Texas Roadhouse Inc.	415,693	7,661,222
Tilly’s Inc. Class A(a)	61,008	979,178
Vera Bradley Inc.(a)(b)	133,381	2,811,671
Vitamin Shoppe Inc.(a)(b)	195,800	10,755,294
Winmark Corp.	15,102	884,222
Zumiez Inc.(a)(b)	146,218	5,790,233

		337,239,259
SAVINGS & LOANS—0.08%
Beneficial Mutual Bancorp Inc.(a)(b)	28,002	241,657
BofI Holding Inc.(a)	4,257	84,118
Clifton Savings Bancorp Inc.	6,690	69,643
First Federal Bancshares of Arkansas Inc.(a)	8,091	65,537
Heritage Financial Group Inc.	6,301	81,094
Hingham Institution for Savings	787	47,590
Investors Bancorp Inc.(a)	49,065	740,391
Meridian Interstate Bancorp Inc.(a)	4,758	66,231
Oritani Financial Corp.	104,869	1,509,065

		2,905,326
SEMICONDUCTORS—2.84%
ATMI Inc.(a)	13,476	277,201
AuthenTec Inc.(a)(b)	269,628	1,167,489
Cabot Microelectronics Corp.	157,706	4,606,592
Cavium Inc.(a)(b)	330,845	9,263,660
CEVA Inc.(a)(b)	116,215	2,046,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Cirrus Logic Inc.(a)(b)	428,780	12,811,946
Exar Corp.(a)	32,685	266,710
GT Advanced Technologies Inc.(a)(b)	664,489	3,508,502
Hittite Microwave Corp.(a)(b)	209,586	10,714,036
Inphi Corp.(a)(b)	62,884	596,140
Intermolecular Inc.(a)(b)	92,100	713,775
MaxLinear Inc. Class A(a)(b)	26,517	131,524
MEMC Electronic Materials Inc.(a)	339,089	735,823
Micrel Inc.	321,511	3,064,000
Microsemi Corp.(a)	590,917	10,926,055
MIPS Technologies Inc.(a)(b)	244,389	1,630,075
Monolithic Power Systems Inc.(a)	201,972	4,013,184
PLX Technology Inc.(a)	275,489	1,749,355
Power Integrations Inc.	188,993	7,049,439
QLogic Corp.(a)	158,158	2,165,183
QuickLogic Corp.(a)	225,539	566,103
Rambus Inc.(a)(b)	53,236	305,575
Semtech Corp.(a)	435,760	10,597,683
Silicon Image Inc.(a)	461,146	1,909,145
Standard Microsystems Corp.(a)	153,963	5,679,695
Ultratech Inc.(a)	175,143	5,517,005
Veeco Instruments Inc.(a)(b)	66,149	2,272,880
Volterra Semiconductor Corp.(a)	167,891	3,937,044

		108,222,365
SOFTWARE—6.92%
ACI Worldwide Inc.(a)	264,394	11,688,859
Actuate Corp.(a)	305,646	2,118,127
Advent Software Inc.(a)	210,761	5,713,731
American Software Inc. Class A	155,423	1,235,613
Aspen Technology Inc.(a)(b)	587,389	13,598,055
athenahealth Inc.(a)(b)	238,306	18,866,686
Audience Inc.(a)	6,980	134,574
AVG Technologies(a)(b)	50,323	654,702
Blackbaud Inc.	300,637	7,717,352
Bottomline Technologies Inc.(a)	66,771	1,205,217
Callidus Software Inc.(a)(b)	229,972	1,145,261
CommVault Systems Inc.(a)	296,985	14,721,546
Computer Programs and Systems Inc.	73,233	4,190,392
Cornerstone OnDemand Inc.(a)(b)	224,926	5,355,488
CSG Systems International Inc.(a)	129,659	2,240,508
Deltek Inc.(a)(b)	145,259	1,683,552
Demandware Inc.(a)(b)	41,038	972,190
Ebix Inc.(b)	140,412	2,801,219
Envestnet Inc.(a)	137,566	1,650,792
EPAM Systems Inc.(a)(b)	32,372	550,000
EPIQ Systems Inc.	16,781	205,567
ePocrates Inc.(a)(b)	115,976	930,128
Fair Isaac Corp.	228,038	9,641,447
FalconStor Software Inc.(a)	210,716	549,969
Geeknet Inc.(a)(b)	29,753	589,704
Glu Mobile Inc.(a)(b)	335,732	1,863,313
Greenway Medical Technologies(a)(b)	41,356	674,516
Guidance Software Inc.(a)(b)	94,927	902,756
Guidewire Software Inc.(a)(b)	128,252	3,606,446
Imperva Inc.(a)(b)	64,458	1,857,680
inContact Inc.(a)(b)	193,201	967,937
Infoblox Inc.(a)	48,758	1,118,021
InnerWorkings Inc.(a)(b)	210,267	2,844,912
Innodata Inc.(a)	147,286	1,007,436
Interactive Intelligence Group Inc.(a)(b)	97,234	2,742,971
JDA Software Group Inc.(a)	64,284	1,908,592

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Jive Software Inc.(a)(b)	107,234	2,250,842
Market Leader Inc.(a)(b)	124,073	630,291
MedAssets Inc.(a)	129,112	1,736,556
Medidata Solutions Inc.(a)(b)	148,758	4,859,924
Mediware Information Systems(a)	17,254	251,908
MicroStrategy Inc. Class A(a)	56,768	7,371,892
MModal Inc.(a)(b)	260,479	3,381,017
Monotype Imaging Holdings Inc.(a)	242,096	4,059,950
Omnicell Inc.(a)	26,459	387,360
OPNET Technologies Inc.	98,922	2,630,336
Parametric Technology Corp.(a)	795,023	16,663,682
PDF Solutions Inc.(a)(b)	159,955	1,578,756
Pegasystems Inc.	113,813	3,753,553
Pervasive Software Inc.(a)	6,885	51,569
Proofpoint Inc.(a)	39,865	675,712
PROS Holdings Inc.(a)(b)	144,695	2,433,770
QAD Inc. Class A(a)	37,341	530,989
QLIK Technologies Inc.(a)	567,639	12,556,175
Quality Systems Inc.	263,720	7,254,937
Quest Software Inc.(a)	372,404	10,371,451
RealPage Inc.(a)(b)	239,458	5,545,847
Rosetta Stone Inc.(a)	35,082	485,535
SciQuest Inc.(a)	118,326	2,125,135
SS&C Technologies Holdings Inc.(a)	61,540	1,538,500
Synchronoss Technologies Inc.(a)(b)	182,979	3,379,622
Take-Two Interactive Software Inc.(a)	522,903	4,946,662
Tangoe Inc.(a)(b)	197,379	4,206,146
Tyler Technologies Inc.(a)	200,479	8,089,328
Ultimate Software Group Inc. (The)(a)(b)	177,055	15,779,142
Verint Systems Inc.(a)	146,002	4,308,519

		263,490,365
STORAGE & WAREHOUSING—0.01%
Wesco Aircraft Holdings Inc.(a)	29,423	374,555

		374,555
TELECOMMUNICATIONS—3.44%
8x8 Inc.(a)(b)	468,531	1,967,830
ADTRAN Inc.	423,698	12,791,443
Anaren Inc.(a)	13,036	255,506
Anixter International Inc.	114,839	6,092,209
ARRIS Group Inc.(a)	98,207	1,366,059
Aruba Networks Inc.(a)(b)	743,622	11,191,511
Atlantic Tele-Network Inc.	59,619	2,010,949
Aware Inc.	66,524	429,080
CalAmp Corp.(a)(b)	190,310	1,394,972
Calix Inc.(a)	89,776	737,959
Cbeyond Inc.(a)	12,459	84,347
Ciena Corp.(a)	498,503	8,160,494
Cincinnati Bell Inc.(a)	470,556	1,750,468
Comverse Technology Inc.(a)	1,458,147	8,486,416
Consolidated Communications Holdings Inc.	167,438	2,478,082
DigitalGlobe Inc.(a)	165,998	2,516,530
Extreme Networks Inc.(a)(b)	623,730	2,145,631
Fairpoint Communications Inc.(a)(b)	118,247	727,219
General Communication Inc. Class A(a)	244,374	2,030,748
Globecomm Systems Inc.(a)(b)	118,181	1,198,355
Hickory Tech Corp.	89,508	994,434
IDT Corp. Class B	94,099	923,111
Infinera Corp.(a)	660,496	4,517,793
InterDigital Inc.	295,193	8,711,145

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Iridium Communications Inc.(a)	46,435	416,058
Ixia(a)	279,179	3,355,732
KVH Industries Inc.(a)(b)	83,637	1,045,462
Leap Wireless International Inc.(a)	91,819	590,396
LogMeIn Inc.(a)(b)	147,723	4,508,506
Loral Space & Communications Inc.	69,381	4,672,810
Lumos Networks Corp.	100,846	952,995
Neonode Inc.(a)	149,270	918,010
NETGEAR Inc.(a)(b)	112,637	3,887,103
NTELOS Holdings Corp.	97,940	1,846,169
Numerex Corp. Class A(a)	66,599	619,371
ORBCOMM Inc.(a)(b)	118,388	385,945
ParkerVision Inc.(a)(b)	503,477	1,198,275
Plantronics Inc.	94,292	3,149,353
Preformed Line Products Co.	1,726	99,953
Premiere Global Services Inc.(a)	76,915	645,317
Primus Telecommunications Group Inc.	80,621	1,255,269
Procera Networks Inc.(a)(b)	127,561	3,101,008
RF Micro Devices Inc.(a)	227,173	965,485
RigNet Inc.(a)	81,700	1,420,763
ShoreTel Inc.(a)	280,803	1,229,917
Sonus Networks Inc.(a)	125,502	269,829
SureWest Communications	6,611	139,294
Telular Corp.	66,533	614,765
TESSCO Technologies Inc.	18,330	404,177
Ubiquiti Networks Inc.(a)(b)	69,533	990,845
ViaSat Inc.(a)(b)	249,604	9,427,543

		131,072,641
TOYS, GAMES & HOBBIES—0.09%
LeapFrog Enterprises Inc.(a)(b)	334,026	3,427,107

		3,427,107
TRANSPORTATION—2.03%
CAI International Inc.(a)(b)	33,966	675,244
Celadon Group Inc.	132,776	2,174,871
Echo Global Logistics Inc.(a)	97,836	1,864,754
Forward Air Corp.	194,074	6,262,768
GasLog Ltd.(a)	62,855	637,978
Genesee & Wyoming Inc. Class A(a)(b)	269,392	14,234,673
GulfMark Offshore Inc. Class A(a)	38,616	1,314,489
Heartland Express Inc.	245,589	3,514,379
Hub Group Inc. Class A(a)	246,885	8,937,237
Knight Transportation Inc.	385,896	6,170,477
Old Dominion Freight Line Inc.(a)	315,885	13,674,662
Pacer International Inc.(a)	27,562	149,386
PHI Inc.(a)(b)	6,949	193,252
Quality Distribution Inc.(a)(b)	53,177	589,733
RailAmerica Inc.(a)	108,554	2,627,007
Rand Logistics Inc.(a)	6,271	53,303
Roadrunner Transportation Systems Inc.(a)	44,746	755,760
Saia Inc.(a)	19,759	432,524
Swift Transportation Co.(a)(b)	528,176	4,991,263
Werner Enterprises Inc.	254,101	6,070,473
XPO Logistics Inc.(a)	116,778	1,961,870

		77,286,103
TRUCKING & LEASING—0.16%
TAL International Group Inc.	97,070	3,250,874

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

Textainer Group Holdings Ltd.(b)	81,338	3,001,372

		6,252,246
WATER—0.16%
American States Water Co.	13,191	522,100
California Water Service Group	138,780	2,563,266
Connecticut Water Service Inc.	37,151	1,076,636
SJW Corp.	29,013	696,602
York Water Co. (The)	64,020	1,145,318

		6,003,922

TOTAL COMMON STOCKS
(Cost: $3,932,847,041)		3,817,475,380

RIGHTS—0.00%

BANKS—0.00%
Hampton Roads Bankshares Inc. Additional(a)	58,575	47,212
Hampton Roads Bankshares Inc. Basic(a)	58,575	42,491

		89,703

TOTAL RIGHTS
(Cost: $556,122)		89,703

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	73,641	7

		7

TOTAL WARRANTS
(Cost: $0)		7

SHORT-TERM INVESTMENTS—21.04%

MONEY MARKET FUNDS—21.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	737,800,261	737,800,261
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	52,080,009	52,080,009

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	11,344,703	11,344,703

		801,224,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $801,224,973)		801,224,973

TOTAL INVESTMENTS IN SECURITIES—121.26%
(Cost: $4,734,628,136)		4,618,790,063
Other Assets, Less Liabilities—(21.26)%		(809,684,662)

NET ASSETS—100.00%		$3,809,105,401

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.12%
Harte-Hanks Inc.	305,230	$2,789,802
Marchex Inc. Class B	155,855	562,637
MDC Partners Inc.	109,766	1,244,746
Millennial Media Inc.(a)	4,416	58,247

		4,655,432
AEROSPACE & DEFENSE—1.63%
AAR Corp.	271,866	3,664,754
AeroVironment Inc.(a)(b)	47,565	1,251,435
API Technologies Corp.(a)(b)	222,094	817,306
Cubic Corp.	50,606	2,433,136
Curtiss-Wright Corp.	319,696	9,926,561
Esterline Technologies Corp.(a)	209,099	13,037,322
GenCorp Inc.(a)(b)	84,823	552,198
Kratos Defense & Security Solutions Inc.(a)(b)	275,333	1,607,945
LMI Aerospace Inc.(a)(b)	54,463	946,567
M/A-COM Technology Solutions Holdings Inc.(a)	34,657	641,154
Moog Inc. Class A(a)(b)	273,637	11,314,890
National Presto Industries Inc.(b)	29,539	2,060,936
Orbital Sciences Corp.(a)	399,921	5,166,979
SIFCO Industries Inc.	10,414	239,314
Teledyne Technologies Inc.(a)(b)	163,326	10,069,048

		63,729,545
AGRICULTURE—0.44%
Alico Inc.	13,308	406,426
Alliance One International Inc.(a)(b)	598,956	2,072,388
Andersons Inc. (The)	126,195	5,383,479
Cadiz Inc.(a)(b)	6,548	47,211
Griffin Land & Nurseries Inc.	19,280	539,647
Universal Corp.	158,030	7,321,530
Vector Group Ltd.(b)	89,691	1,526,541

		17,297,222
AIRLINES—0.34%
Alaska Air Group Inc.(a)	25,900	929,810
Hawaiian Holdings Inc.(a)(b)	159,679	1,039,510
JetBlue Airways Corp.(a)(b)	1,591,125	8,432,963
Republic Airways Holdings Inc.(a)(b)	150,229	833,771
SkyWest Inc.	326,664	2,133,116

		13,369,170
APPAREL—0.90%
Cherokee Inc.	5,507	76,712
Columbia Sportswear Co.	83,019	4,451,479
Delta Apparel Inc.(a)(b)	48,480	662,237
G-III Apparel Group Ltd.(a)(b)	99,516	2,357,534
Iconix Brand Group Inc.(a)(b)	482,466	8,428,681
Jones Group Inc. (The)	557,277	5,327,568
K-Swiss Inc. Class A(a)(b)	182,003	560,569
Maidenform Brands Inc.(a)(b)	46,381	923,910
Perry Ellis International Inc.(a)(b)	81,304	1,687,058

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Quiksilver Inc.(a)(b)	895,204	2,085,825
R.G. Barry Corp.	5,563	75,601
SKECHERS U.S.A. Inc. Class A(a)(b)	256,815	5,231,322
Unifi Inc.(a)(b)	96,504	1,093,390
Warnaco Group Inc. (The)(a)	34,646	1,475,227
Weyco Group Inc.	42,750	990,945

		35,428,058
AUTO PARTS & EQUIPMENT—0.96%
Accuride Corp.(a)(b)	324,435	1,946,610
American Axle & Manufacturing Holdings Inc.(a)(b)	451,791	4,739,288
Cooper Tire & Rubber Co.	57,309	1,005,200
Dana Holding Corp.	903,402	11,572,580
Douglas Dynamics Inc.	151,710	2,161,867
Exide Technologies Inc.(a)(b)	536,781	1,803,584
Federal-Mogul Corp. Class A(a)	126,868	1,395,548
Fuel Systems Solutions Inc.(a)(b)	79,587	1,328,307
Meritor Inc.(a)	505,182	2,637,050
Miller Industries Inc.	76,002	1,210,712
Modine Manufacturing Co.(a)(b)	320,478	2,220,913
Spartan Motors Inc.	232,735	1,219,531
Standard Motor Products Inc.	136,085	1,916,077
Superior Industries International Inc.	157,074	2,571,301

		37,728,568
BANKS—12.52%
1st Source Corp.	101,137	2,285,696
1st United Bancorp Inc.(a)(b)	205,146	1,273,957
Access National Corp.	50,790	665,349
Alliance Financial Corp.	32,874	1,128,893
American National Bankshares Inc.	53,714	1,265,502
Ameris Bancorp(a)(b)	163,366	2,058,412
Ames National Corp.(b)	56,396	1,296,544
Arrow Financial Corp.	65,476	1,582,555
BancFirst Corp.	43,901	1,839,891
Bancorp Inc. (The)(a)(b)	198,516	1,875,976
BancorpSouth Inc.	643,126	9,338,190
Bank of Kentucky Financial Corp.	40,221	1,071,487
Bank of Marin Bancorp(b)	36,752	1,360,192
Bank of the Ozarks Inc.	54,134	1,628,351
Banner Corp.	124,786	2,734,061
Bar Harbor Bankshares	26,704	961,344
BBCN Bancorp Inc.(a)(b)	529,503	5,766,288
Berkshire Bancorp Inc.(a)	29,564	260,163
Boston Private Financial Holdings Inc.	529,442	4,727,917
Bridge Bancorp Inc.	58,977	1,391,267
Bridge Capital Holdings(a)(b)	45,676	737,667
Bryn Mawr Bank Corp.	78,340	1,650,624
C&F Financial Corp.(b)	22,014	884,082
Camden National Corp.	52,686	1,929,361
Capital Bank Corp.(a)(b)	98,006	223,454
Capital City Bank Group Inc.	80,357	592,231
Cardinal Financial Corp.	200,298	2,459,659
Cascade Bancorp(a)(b)	37,461	222,144
Cathay General Bancorp	535,859	8,847,032
Center Bancorp Inc.	81,762	919,823
CenterState Banks Inc.	206,428	1,475,960
Central Pacific Financial Corp.(a)(b)	148,211	2,092,739
Century Bancorp Inc. Class A	23,717	705,106
Chemical Financial Corp.	185,902	3,996,893
Citizens & Northern Corp.	83,843	1,597,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Citizens Republic Bancorp Inc.(a)	271,101	4,643,960
City Holding Co.(b)	99,180	3,341,374
CNB Financial Corp.(b)	85,333	1,391,781
CoBiz Financial Inc.	239,323	1,498,162
Columbia Banking System Inc.	268,964	5,061,902
Community Bank System Inc.	268,021	7,268,730
Community Trust Bancorp Inc.	94,185	3,154,256
Crescent Financial Bancshares Inc.(a)(b)	19,080	86,242
CVB Financial Corp.(b)	599,119	6,979,736
Eagle Bancorp Inc.(a)(b)	108,831	1,714,088
Encore Bancshares Inc.(a)(b)	57,294	1,181,975
Enterprise Bancorp Inc.	40,842	669,400
Enterprise Financial Services Corp.	122,329	1,340,726
F.N.B. Corp.	950,984	10,337,196
Farmers National Banc Corp.	129,104	804,318
Fidelity Southern Corp.	64,640	558,490
Financial Institutions Inc.	94,795	1,600,140
First Bancorp (North Carolina)	104,174	926,107
First BanCorp (Puerto Rico)(a)	481,912	1,908,372
First Bancorp Inc. (Maine)	60,599	1,030,183
First Busey Corp.	508,629	2,456,678
First California Financial Group Inc.(a)	154,043	1,059,816
First Commonwealth Financial Corp.	712,887	4,797,730
First Community Bancshares Inc.	108,435	1,564,717
First Connecticut Bancorp Inc.	122,704	1,656,504
First Financial Bancorp	397,481	6,351,746
First Financial Bankshares Inc.(b)	213,884	7,391,831
First Financial Corp.	76,580	2,220,820
First Interstate BancSystem Inc.	111,361	1,585,781
First Merchants Corp.	196,181	2,444,415
First Midwest Bancorp Inc.	508,264	5,580,739
First of Long Island Corp. (The)	52,972	1,534,599
FirstMerit Corp.	747,688	12,351,806
FNB United Corp.(a)	17,867	232,092
Franklin Financial Corp.(a)(b)	98,080	1,613,416
German American Bancorp Inc.	86,583	1,774,952
Glacier Bancorp Inc.	488,757	7,570,846
Great Southern Bancorp Inc.	69,837	1,926,104
Green Bankshares Inc.(a)(b)	85,317	141,626
Guaranty Bancorp(a)(b)	522,625	1,102,739
Hancock Holding Co.	520,264	15,836,836
Hanmi Financial Corp.(a)(b)	215,967	2,263,334
Heartland Financial USA Inc.	99,553	2,389,272
Heritage Commerce Corp.(a)(b)	142,627	927,076
Heritage Financial Corp.(b)	106,221	1,556,138
Heritage Oaks Bancorp(a)(b)	138,007	768,699
Home Bancshares Inc.	150,713	4,608,804
Horizon Bancorp(b)	25,753	677,304
Hudson Valley Holding Corp.	106,523	1,928,066
IBERIABANK Corp.	201,139	10,147,463
Independent Bank Corp. (Massachusetts)	146,322	4,274,066
International Bancshares Corp.	361,906	7,064,405
Lakeland Bancorp Inc.	184,872	1,944,853
Lakeland Financial Corp.	111,886	3,001,901
MainSource Financial Group Inc.	138,770	1,641,649
MB Financial Inc.	371,523	8,002,605
Mercantile Bank Corp.(a)(b)	59,091	1,090,229
Merchants Bancshares Inc.	35,039	965,324
Metro Bancorp Inc.(a)(b)	96,940	1,166,188
MetroCorp Bancshares Inc.(a)	108,474	1,157,418
Middleburg Financial Corp.	36,882	626,994
MidSouth Bancorp Inc.	57,351	807,502
MidWestOne Financial Group Inc.	46,615	1,002,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

National Bankshares Inc.	47,603	1,433,802
National Penn Bancshares Inc.	838,598	8,025,383
NBT Bancorp Inc.	225,301	4,864,249
Northrim BanCorp Inc.	44,409	954,349
Old National Bancorp	643,303	7,726,069
OmniAmerican Bancorp Inc.(a)(b)	76,825	1,646,360
Oriental Financial Group Inc.	278,924	3,090,478
Pacific Capital Bancorp(a)(b)	26,983	1,233,933
Pacific Continental Corp.	125,064	1,109,318
Pacific Mercantile Bancorp(a)	73,339	506,772
PacWest Bancorp	205,516	4,864,564
Park National Corp.(b)	76,939	5,366,495
Park Sterling Corp.(a)(b)	224,339	1,056,637
Peapack-Gladstone Financial Corp.	60,911	944,730
Penns Woods Bancorp Inc.	24,107	959,700
Peoples Bancorp Inc.	73,237	1,609,749
Pinnacle Financial Partners Inc.(a)(b)	234,230	4,569,827
Preferred Bank(a)(b)	80,598	1,076,789
PrivateBancorp Inc.	410,097	6,053,032
Prosperity Bancshares Inc.	323,712	13,605,615
Renasant Corp.	172,042	2,702,780
Republic Bancorp Inc. Class A	68,330	1,520,343
S&T Bancorp Inc.	195,301	3,607,209
S.Y. Bancorp Inc.	83,297	1,994,963
Sandy Spring Bancorp Inc.	165,471	2,978,478
SCBT Financial Corp.	101,825	3,589,331
Seacoast Banking Corp. of Florida(a)(b)	505,884	763,885
Sierra Bancorp	83,165	823,334
Simmons First National Corp. Class A	117,001	2,720,273
Southside Bancshares Inc.	118,814	2,670,939
Southwest Bancorp Inc.(a)	133,554	1,256,743
State Bank Financial Corp.(a)(b)	214,025	3,244,619
Stellar One Corp.	158,224	1,974,636
Sterling Bancorp	212,061	2,116,369
Sterling Financial Corp.(a)(b)	180,814	3,415,576
Suffolk Bancorp(a)	66,922	867,978
Sun Bancorp Inc. (New Jersey)(a)(b)	274,176	740,275
Susquehanna Bancshares Inc.	1,281,325	13,197,647
Taylor Capital Group Inc.(a)(b)	111,657	1,830,058
Texas Capital Bancshares Inc.(a)(b)	33,062	1,335,374
Tompkins Financial Corp.	63,462	2,391,248
TowneBank(b)	180,394	2,525,516
TriCo Bancshares	109,589	1,687,671
TrustCo Bank Corp. NY	632,402	3,452,915
Trustmark Corp.	441,436	10,806,353
UMB Financial Corp.	220,039	11,272,598
Umpqua Holdings Corp.	760,406	10,006,943
Union First Market Bankshares Corp.	138,977	2,008,218
United Bankshares Inc.(b)	287,765	7,447,358
United Community Banks Inc.(a)(b)	285,569	2,447,326
Univest Corp. of Pennsylvania	115,113	1,902,818
Virginia Commerce Bancorp Inc.(a)(b)	183,887	1,550,167
Walker & Dunlop Inc.(a)	78,086	1,003,405
Washington Banking Co.	105,854	1,471,371
Washington Trust Bancorp Inc.	98,656	2,405,233
Webster Financial Corp.	491,693	10,650,070
WesBanco Inc.	157,848	3,355,848
West Bancorporation Inc.	107,517	1,022,487
West Coast Bancorp(a)(b)	127,515	2,505,670
Westamerica Bancorp	84,645	3,994,398
Western Alliance Bancorp(a)(b)	473,209	4,429,236
Wilshire Bancorp Inc.(a)	423,602	2,321,339

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Wintrust Financial Corp.	247,288	8,778,724

		491,036,036
BEVERAGES—0.05%
Central European Distribution Corp.(a)(b)	452,628	1,294,516
Craft Brew Alliance Inc.(a)(b)	41,304	337,867
Farmer Bros. Co.(a)	44,016	350,367

		1,982,750
BIOTECHNOLOGY—0.72%
Agenus Inc.(a)(b)	61,497	322,244
AMAG Pharmaceuticals Inc.(a)(b)	30,376	467,790
Arena Pharmaceuticals Inc.(a)(b)	155,591	1,552,798
Astex Pharmaceuticals Inc.(a)(b)	638,679	1,334,839
Cambrex Corp.(a)	98,429	926,217
Curis Inc.(a)(b)	124,111	670,199
Dynavax Technologies Corp.(a)	140,099	605,228
Emergent BioSolutions Inc.(a)	141,277	2,140,347
Enzon Pharmaceuticals Inc.(a)(b)	289,424	1,988,343
Geron Corp.(a)(b)	906,070	1,558,440
GTx Inc.(a)(b)	29,272	103,330
Harvard Bioscience Inc.(a)(b)	158,750	598,488
ImmunoGen Inc.(a)(b)	117,197	1,966,566
InterMune Inc.(a)(b)	197,758	2,363,208
Lexicon Pharmaceuticals Inc.(a)(b)	776,704	1,747,584
Maxygen Inc.(a)	190,695	1,136,542
Momenta Pharmaceuticals Inc.(a)(b)	194,072	2,623,853
NPS Pharmaceuticals Inc.(a)(b)	197,964	1,704,470
Pacific Biosciences of California Inc.(a)(b)	255,087	553,539
PDL BioPharma Inc.(b)	130,843	867,489
Repligen Corp.(a)	21,697	93,297
RTI Biologics Inc.(a)(b)	359,618	1,352,164
Sequenom Inc.(a)(b)	187,608	761,689
Transcept Pharmaceuticals Inc.(a)(b)	76,632	475,118
Vical Inc.(a)(b)	45,380	163,368
XOMA Corp.(a)	55,951	167,853

		28,245,003
BUILDING MATERIALS—1.33%
American DG Energy Inc.(a)	17,434	39,575
Apogee Enterprises Inc.	190,601	3,062,958
Comfort Systems USA Inc.	181,080	1,814,422
Drew Industries Inc.(a)	69,711	1,941,451
Gibraltar Industries Inc.(a)(b)	209,447	2,174,060
Griffon Corp.	311,935	2,676,402
Interline Brands Inc.(a)(b)	193,794	4,858,416
Louisiana-Pacific Corp.(a)(b)	936,926	10,193,755
LSI Industries Inc.	133,129	947,878
NCI Building Systems Inc.(a)	124,376	1,346,992
PGT Inc.(a)(b)	68,424	207,325
Quanex Building Products Corp.	249,055	4,453,103
Simpson Manufacturing Co. Inc.	244,060	7,202,211
Texas Industries Inc.(b)	153,230	5,977,502
Universal Forest Products Inc.	133,724	5,212,562

		52,108,612
CHEMICALS—1.59%
A. Schulman Inc.	199,519	3,960,452
Aceto Corp.	141,268	1,275,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Chemtura Corp.(a)	202,761	2,940,034
Codexis Inc.(a)(b)	178,023	665,806
Ferro Corp.(a)(b)	582,682	2,796,873
Georgia Gulf Corp.	86,401	2,217,914
Innospec Inc.(a)(b)	136,626	4,045,496
Kraton Performance Polymers Inc.(a)(b)	218,290	4,782,734
Landec Corp.(a)(b)	132,028	1,130,160
Minerals Technologies Inc.	120,779	7,703,285
Oil-Dri Corp. of America	34,621	758,200
Olin Corp.	169,871	3,548,605
OM Group Inc.(a)(b)	219,141	4,163,679
PolyOne Corp.	131,551	1,799,618
Quaker Chemical Corp.	63,874	2,951,617
Sensient Technologies Corp.	340,432	12,504,067
Spartech Corp.(a)(b)	211,729	1,094,639
Stepan Co.	3,199	301,282
TPC Group Inc.(a)(b)	24,743	914,254
Zep Inc.	89,200	1,224,716
Zoltek Companies Inc.(a)(b)	188,825	1,705,090

		62,484,171
COAL—0.53%
Arch Coal Inc.	1,445,309	9,958,179
Cloud Peak Energy Inc.(a)(b)	414,719	7,012,898
Hallador Energy Co.	45,098	382,431
Patriot Coal Corp.(a)(b)	637,435	777,671
SunCoke Energy Inc.(a)	141,207	2,068,683
Westmoreland Coal Co.(a)(b)	74,829	602,373

		20,802,235
COMMERCIAL SERVICES—4.73%
ABM Industries Inc.	365,095	7,141,258
American Reprographics Co.(a)(b)	206,076	1,036,562
AMN Healthcare Services Inc.(a)(b)	126,140	748,010
Ascent Media Corp. Class A(a)(b)	96,360	4,986,630
AVEO Pharmaceuticals Inc.(a)	20,721	251,967
Career Education Corp.(a)	354,862	2,374,027
Carriage Services Inc.	108,915	906,173
CBIZ Inc.(a)(b)	259,409	1,540,889
CDI Corp.	78,346	1,284,874
Cenveo Inc.(a)(b)	370,676	715,405
Consolidated Graphics Inc.(a)	54,561	1,584,997
Convergys Corp.	795,485	11,749,313
Corinthian Colleges Inc.(a)(b)	537,309	1,552,823
CRA International Inc.(a)(b)	71,270	1,046,956
Cross Country Healthcare Inc.(a)	185,136	809,044
Deluxe Corp.	115,014	2,868,449
Dollar Thrifty Automotive Group Inc.(a)	90,305	7,311,093
Education Management Corp.(a)(b)	182,909	1,271,218
Electro Rent Corp.	116,002	1,882,712
Ennis Inc.	179,226	2,756,496
Euronet Worldwide Inc.(a)(b)	344,557	5,898,816
ExamWorks Group Inc.(a)(b)	162,128	2,144,953
Franklin Covey Co.(a)(b)	28,647	293,345
FTI Consulting Inc.(a)(b)	285,250	8,200,937
GEO Group Inc. (The)(a)	418,336	9,504,594
Great Lakes Dredge & Dock Corp.	360,351	2,565,699
H&E Equipment Services Inc.(a)(b)	87,276	1,311,758
Heidrick & Struggles International Inc.	123,296	2,157,680
Hill International Inc.(a)(b)	145,025	464,080
Hudson Global Inc.(a)(b)	228,670	953,554

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

ICF International Inc.(a)(b)	134,218	3,199,757
Integramed America Inc.(a)	24,892	344,754
Intersections Inc.	20,866	330,726
Kelly Services Inc. Class A	183,779	2,372,587
Kforce Inc.(a)(b)	17,649	237,556
Korn/Ferry International(a)	323,718	4,645,353
Lincoln Educational Services Corp.	156,759	1,018,934
Live Nation Entertainment Inc.(a)	953,404	8,752,249
Mac-Gray Corp.	70,206	989,203
Matthews International Corp. Class A	99,871	3,244,809
McGrath RentCorp	82,369	2,182,779
MoneyGram International Inc.(a)	105,351	1,538,125
Monster Worldwide Inc.(a)	823,866	7,002,861
Multi-Color Corp.	86,921	1,933,123
National American University Holdings Inc.	38,346	164,888
Navigant Consulting Inc.(a)(b)	350,898	4,435,351
PDI Inc.(a)	62,939	518,617
Pendrell Corp.(a)(b)	1,062,510	1,190,011
PHH Corp.(a)(b)	384,878	6,727,667
Providence Service Corp. (The)(a)	66,969	918,145
Quad Graphics Inc.(b)	172,628	2,482,391
Rent-A-Center Inc.	405,346	13,676,374
Resources Connection Inc.	287,085	3,531,146
RPX Corp.(a)	11,900	170,765
Sotheby’s	299,522	9,992,054
Stewart Enterprises Inc. Class A	504,641	3,603,137
Swisher Hygiene Inc.(a)(b)	772,179	1,953,613
TeleTech Holdings Inc.(a)	157,365	2,517,840
TMS International Corp.(a)(b)	44,435	443,017
Tree.com Inc.(a)(b)	16,517	188,954
TrueBlue Inc.(a)(b)	74,931	1,159,932
Universal Technical Institute Inc.	50,555	682,998
Valassis Communications Inc.(a)	113,421	2,466,907
Viad Corp.	138,796	2,775,920
Westway Group Inc.(a)	73,448	439,954
Zipcar Inc.(a)(b)	31,886	374,023

		185,520,832
COMPUTERS—1.43%
Agilysys Inc.(a)(b)	100,591	872,124
CACI International Inc. Class A(a)(b)	166,639	9,168,478
CIBER Inc.(a)(b)	499,366	2,152,268
Computer Task Group Inc.(a)(b)	24,762	371,182
Echelon Corp.(a)	121,881	424,146
Electronics For Imaging Inc.(a)	289,792	4,709,120
Imation Corp.(a)(b)	212,006	1,252,956
Immersion Corp.(a)(b)	12,343	69,491
Insight Enterprises Inc.(a)(b)	300,922	5,064,517
j2 Global Inc.	54,570	1,441,739
KEY Tronic Corp.(a)(b)	59,268	488,368
Keyw Holding Corp. (The)(a)(b)	73,827	741,223
Mattersight Corp.(a)	4,657	37,163
Mentor Graphics Corp.(a)	290,192	4,352,880
Mercury Computer Systems Inc.(a)(b)	212,295	2,744,974
OCZ Technology Group Inc.(a)(b)	461,400	2,445,420
Quantum Corp.(a)(b)	1,506,059	3,057,300
RadiSys Corp.(a)(b)	157,119	986,707
RealD Inc.(a)	42,332	633,287
Silicon Graphics International Corp.(a)(b)	207,461	1,331,900
Spansion Inc. Class A(a)(b)	325,848	3,577,811
STEC Inc.(a)(b)	243,010	1,895,478
Super Micro Computer Inc.(a)(b)	21,098	334,614

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Sykes Enterprises Inc.(a)	263,374	4,203,449
Unisys Corp.(a)(b)	147,233	2,878,405
Vocera Communications Inc.(a)(b)	26,933	721,535

		55,956,535
COSMETICS & PERSONAL CARE—0.07%
Elizabeth Arden Inc.(a)(b)	25,296	981,738
Inter Parfums Inc.	31,834	549,773
Revlon Inc. Class A(a)(b)	77,598	1,104,219

		2,635,730
DISTRIBUTION & WHOLESALE—0.56%
BlueLinx Holdings Inc.(a)(b)	136,198	320,065
Brightpoint Inc.(a)	473,598	2,562,165
Core-Mark Holding Co. Inc.	65,400	3,148,356
Houston Wire & Cable Co.	78,596	859,054
Owens & Minor Inc.	63,192	1,935,571
Rentrak Corp.(a)	25,941	535,682
ScanSource Inc.(a)(b)	187,275	5,738,106
United Stationers Inc.	260,605	7,023,305

		22,122,304
DIVERSIFIED FINANCIAL SERVICES—2.37%
Aircastle Ltd.	398,058	4,796,599
Artio Global Investors Inc. Class A	212,111	742,389
Asset Acceptance Capital Corp.(a)	108,934	740,751
Asta Funding Inc.	76,069	712,767
Calamos Asset Management Inc. Class A	131,902	1,510,278
California First National Bancorp(b)	15,732	246,835
CIFC Corp.(a)(b)	44,457	327,648
Cowen Group Inc. Class A(a)	599,906	1,595,750
DFC Global Corp.(a)	65,156	1,200,825
Doral Financial Corp.(a)	882,108	1,323,162
Duff & Phelps Corp. Class A	155,153	2,249,719
Edelman Financial Group Inc.	141,676	1,232,581
Encore Capital Group Inc.(a)	31,132	922,130
Evercore Partners Inc. Class A	175,984	4,116,266
FBR & Co.(a)(b)	282,149	781,553
Federal Agricultural Mortgage Corp. Class C NVS	68,169	1,788,073
First Marblehead Corp. (The)(a)(b)	401,639	469,918
FXCM Inc.	141,537	1,664,475
GAIN Capital Holdings Inc.	102,167	509,813
GFI Group Inc.	471,132	1,677,230
Horizon Technology Finance Corp.	43,001	709,086
INTL FCStone Inc.(a)(b)	94,496	1,828,498
Investment Technology Group Inc.(a)	266,117	2,448,276
JMP Group Inc.	109,949	679,485
KBW Inc.(b)	234,929	3,864,582
Knight Capital Group Inc. Class A(a)(b)	667,357	7,968,243
Manning & Napier Inc.	93,197	1,326,193
Marlin Business Services Corp.	55,996	917,774
Medley Capital Corp.	118,805	1,430,412
MicroFinancial Inc.	36,838	298,388
National Financial Partners Corp.(a)	277,922	3,724,155
Nelnet Inc. Class A	161,507	3,714,661
NewStar Financial Inc.(a)(b)	178,405	2,312,129
Nicholas Financial Inc.	68,353	876,285
Ocwen Financial Corp.(a)(b)	688,845	12,936,509
Oppenheimer Holdings Inc. Class A	70,690	1,111,247
Piper Jaffray Companies Inc.(a)(b)	112,029	2,624,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Pzena Investment Management Inc. Class A	22,708	100,596
SeaCube Container Leasing Ltd.(b)	65,345	1,115,439
Solar Senior Capital Ltd.	65,187	1,101,660
Stifel Financial Corp.(a)(b)	185,603	5,735,133
SWS Group Inc.(a)	200,375	1,067,999
Teton Advisors Inc. Class B(b)	653	8,489
Virtus Investment Partners Inc.(a)	19,633	1,590,273
WageWorks Inc.(a)	17,336	261,080
Walter Investment Management Corp.	193,998	4,547,313

		92,907,506
ELECTRIC—4.57%
ALLETE Inc.	259,960	10,866,328
Ameresco Inc. Class A(a)	33,196	396,028
Atlantic Power Corp.(b)	707,820	9,067,174
Avista Corp.	399,891	10,677,090
Black Hills Corp.	300,402	9,663,933
CH Energy Group Inc.	101,347	6,657,485
Cleco Corp.	415,291	17,371,623
El Paso Electric Co.	272,676	9,041,936
Empire District Electric Co. (The)	286,343	6,041,837
EnerNOC Inc.(a)(b)	104,688	757,941
Genie Energy Ltd. Class B	103,969	807,839
GenOn Energy Inc.(a)	5,251,651	8,980,323
IDACORP Inc.	341,715	14,379,367
MGE Energy Inc.	157,057	7,428,796
NorthWestern Corp.	247,810	9,094,627
Ormat Technologies Inc.	87,629	1,874,384
Otter Tail Corp.(b)	230,362	5,268,379
Pike Electric Corp.(a)(b)	118,128	911,948
PNM Resources Inc.	542,815	10,606,605
Portland General Electric Co.	515,102	13,732,619
UIL Holdings Corp.	345,414	12,386,546
Unitil Corp.	94,247	2,497,546
UNS Energy Corp.	274,377	10,538,821

		179,049,175
ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
A123 Systems Inc.(a)(b)	734,764	925,803
Advanced Energy Industries Inc.(a)(b)	268,672	3,605,578
American Superconductor Corp.(a)(b)	241,245	1,133,852
Belden Inc.	34,392	1,146,973
Encore Wire Corp.	126,576	3,389,705
EnerSys Inc.(a)(b)	207,195	7,266,329
Generac Holdings Inc.(a)(b)	92,095	2,215,806
Insteel Industries Inc.	114,447	1,276,084
Littelfuse Inc.	14,160	805,562
Powell Industries Inc.(a)(b)	35,033	1,308,833
Power-One Inc.(a)(b)	459,808	2,078,332
SunPower Corp.(a)(b)	147,246	708,253
Vicor Corp.	110,713	768,348

		26,629,458
ELECTRONICS—2.31%
American Science and Engineering Inc.	49,697	2,805,396
Bel Fuse Inc. Class B	72,796	1,281,938
Benchmark Electronics Inc.(a)(b)	391,168	5,456,794
Brady Corp. Class A	334,067	9,190,183
Checkpoint Systems Inc.(a)(b)	277,041	2,413,027
Coherent Inc.(a)	113,758	4,925,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

CTS Corp.	233,573	2,200,258
Cymer Inc.(a)(b)	145,742	8,591,491
Daktronics Inc.	187,727	1,297,194
Electro Scientific Industries Inc.	157,099	1,856,910
ESCO Technologies Inc.	123,154	4,487,732
FEI Co.(a)	15,914	761,326
GSI Group Inc.(a)(b)	189,078	2,166,834
II-VI Inc.(a)	53,424	890,578
Kemet Corp.(a)(b)	307,722	1,849,409
LeCroy Corp.(a)	30,479	434,630
Measurement Specialties Inc.(a)	12,183	396,069
Methode Electronics Inc.	253,942	2,161,046
Multi-Fineline Electronix Inc.(a)(b)	47,738	1,176,264
Newport Corp.(a)(b)	257,682	3,097,338
Park Electrochemical Corp.	140,425	3,634,199
Plexus Corp.(a)	133,160	3,755,112
Rofin-Sinar Technologies Inc.(a)(b)	192,867	3,650,972
Rogers Corp.(a)(b)	64,392	2,550,567
Sanmina-SCI Corp.(a)(b)	551,780	4,519,078
Stoneridge Inc.(a)	192,154	1,308,569
Sypris Solutions Inc.(b)	24,605	171,497
TTM Technologies Inc.(a)(b)	358,556	3,374,012
Viasystems Group Inc.(a)(b)	26,475	450,075
Vishay Precision Group Inc.(a)(b)	84,512	1,178,942
Watts Water Technologies Inc. Class A	201,837	6,729,246
Zygo Corp.(a)(b)	90,563	1,617,455

		90,379,862
ENERGY - ALTERNATE SOURCES—0.13%
Amyris Inc.(a)(b)	207,821	920,647
Enphase Energy Inc.(a)(b)	11,967	74,435
FuelCell Energy Inc.(a)(b)	771,201	778,913
FutureFuel Corp.	132,356	1,391,061
Gevo Inc.(a)	12,707	63,154
Green Plains Renewable Energy Inc.(a)(b)	171,091	1,067,608
Renewable Energy Group Inc.(a)(b)	37,814	280,958
REX American Resources Corp.(a)(b)	34,713	677,598

		5,254,374
ENGINEERING & CONSTRUCTION—0.93%
Aegion Corp.(a)(b)	228,061	4,080,011
Argan Inc.(b)	52,893	739,444
Dycom Industries Inc.(a)	29,434	547,767
EMCOR Group Inc.	455,088	12,660,548
Granite Construction Inc.	262,549	6,855,154
Layne Christensen Co.(a)(b)	136,020	2,814,254
Michael Baker Corp.(a)(b)	59,346	1,548,337
MYR Group Inc.(a)(b)	63,035	1,075,377
Orion Marine Group Inc.(a)(b)	186,230	1,296,161
Sterling Construction Co. Inc.(a)(b)	100,759	1,029,757
Tutor Perini Corp.(a)	244,850	3,102,250
VSE Corp.	28,345	674,328

		36,423,388
ENTERTAINMENT—0.94%
Bluegreen Corp.(a)(b)	98,592	489,016
Carmike Cinemas Inc.(a)	82,883	1,214,236
Churchill Downs Inc.	59,011	3,469,257
International Speedway Corp. Class A	187,902	4,919,274
Isle of Capri Casinos Inc.(a)(b)	144,043	888,745

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Marriott Vacations Worldwide Corp.(a)	180,514	5,592,324
National CineMedia Inc.	251,915	3,821,551
Pinnacle Entertainment Inc.(a)(b)	394,407	3,794,195
Reading International Inc. Class A(a)(b)	114,951	621,885
Scientific Games Corp. Class A(a)	338,246	2,892,003
Speedway Motorsports Inc.	79,622	1,346,408
Vail Resorts Inc.	158,574	7,941,386

		36,990,280
ENVIRONMENTAL CONTROL—0.51%
Calgon Carbon Corp.(a)	61,861	879,663
Casella Waste Systems Inc. Class A(a)(b)	167,470	979,700
CECO Environmental Corp.	8,120	64,148
Darling International Inc.(a)	557,319	9,190,190
Energy Recovery Inc.(a)(b)	299,250	718,200
EnergySolutions Inc.(a)	393,919	665,723
Heckmann Corp.(a)(b)	854,851	2,889,396
Met-Pro Corp.	93,423	860,426
Metalico Inc.(a)(b)	275,606	606,333
Tetra Tech Inc.(a)(b)	80,473	2,098,736
TRC Companies Inc.(a)	16,569	100,740
US Ecology Inc.	46,924	832,432

		19,885,687
FOOD—1.44%
Annie’s Inc.(a)(b)	10,182	426,219
Arden Group Inc. Class A	2,539	221,426
Cal-Maine Foods Inc.	13,837	541,027
Chiquita Brands International Inc.(a)(b)	315,063	1,575,315
Diamond Foods Inc.(b)	151,623	2,704,954
Dole Food Co. Inc.(a)(b)	245,699	2,157,237
Fresh Del Monte Produce Inc.(b)	258,808	6,074,224
Harris Teeter Supermarkets Inc.	257,663	10,561,606
Ingles Markets Inc. Class A	86,609	1,388,342
John B. Sanfilippo & Son Inc.(a)(b)	54,605	974,699
Nash-Finch Co.	83,856	1,801,227
Pilgrim’s Pride Corp.(a)(b)	80,598	576,276
Post Holdings Inc.(a)	56,054	1,723,661
Seaboard Corp.(a)	2,073	4,421,668
Seneca Foods Corp. Class A(a)(b)	62,237	1,674,175
Smart Balance Inc.(a)(b)	398,329	3,740,309
Snyders-Lance Inc.	33,683	849,822
Spartan Stores Inc.	148,589	2,693,919
SUPERVALU Inc.(b)	353,663	1,831,974
Tootsie Roll Industries Inc.(b)	10,206	243,515
TreeHouse Foods Inc.(a)(b)	79,453	4,949,127
Village Super Market Inc. Class A	57,755	1,881,658
Weis Markets Inc.	74,224	3,304,453

		56,316,833
FOREST PRODUCTS & PAPER—0.69%
Boise Inc.	680,963	4,480,736
Buckeye Technologies Inc.	110,493	3,147,946
Clearwater Paper Corp.(a)	32,611	1,112,687
KapStone Paper and Packaging Corp.(a)(b)	273,593	4,336,449
Neenah Paper Inc.	43,156	1,151,834
Orchids Paper Products Co.	20,724	366,400
P.H. Glatfelter Co.	240,681	3,939,948
Resolute Forest Products Inc.(a)(b)	550,366	6,373,238
Schweitzer-Mauduit International Inc.	27,941	1,903,900

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Wausau Paper Corp.	15,808	153,812

		26,966,950
GAS—2.08%
Chesapeake Utilities Corp.	65,647	2,870,087
Delta Natural Gas Co. Inc.	46,644	1,013,574
Laclede Group Inc. (The)	152,723	6,079,903
New Jersey Resources Corp.	283,358	12,357,242
Northwest Natural Gas Co.	182,492	8,686,619
Piedmont Natural Gas Co.	447,851	14,416,324
South Jersey Industries Inc.	161,840	8,248,985
Southwest Gas Corp.	314,563	13,730,675
WGL Holdings Inc.	351,524	13,973,079

		81,376,488
HAND & MACHINE TOOLS—0.03%
Franklin Electric Co. Inc.	8,421	430,566
Hardinge Inc.	80,192	729,747

		1,160,313
HEALTH CARE - PRODUCTS—1.58%
Affymetrix Inc.(a)(b)	484,079	2,270,331
Alphatec Holdings Inc.(a)(b)	376,532	692,819
AngioDynamics Inc.(a)(b)	167,849	2,015,867
ArthroCare Corp.(a)	32,836	961,438
Cerus Corp.(a)(b)	41,314	137,163
Chindex International Inc.(a)(b)	79,398	778,100
CONMED Corp.	191,934	5,310,814
CryoLife Inc.(a)	189,187	989,448
Cynosure Inc. Class A(a)(b)	33,015	698,267
Exactech Inc.(a)(b)	45,436	761,962
Greatbatch Inc.(a)(b)	159,692	3,626,605
Hanger Inc.(a)(b)	231,631	5,939,019
ICU Medical Inc.(a)(b)	7,863	419,727
Integra LifeSciences Holdings Corp.(a)	57,219	2,127,402
Invacare Corp.	214,644	3,311,957
Merge Healthcare Inc.(a)	93,994	268,823
Merit Medical Systems Inc.(a)	267,539	3,694,714
Natus Medical Inc.(a)	78,350	910,427
NuVasive Inc.(a)	220,551	5,593,173
Orthofix International NV(a)	25,709	1,060,496
Palomar Medical Technologies Inc.(a)(b)	134,007	1,139,060
PhotoMedex Inc.(a)(b)	14,105	171,376
Rochester Medical Corp.(a)(b)	9,173	98,701
Rockwell Medical Technologies Inc.(a)	7,417	69,052
Solta Medical Inc.(a)(b)	423,112	1,239,718
Steris Corp.	102,522	3,216,115
SurModics Inc.(a)(b)	81,470	1,409,431
Symmetry Medical Inc.(a)	173,393	1,487,712
Tornier NV(a)	31,260	700,849
West Pharmaceutical Services Inc.	82,994	4,190,367
Wright Medical Group Inc.(a)(b)	266,800	5,696,180
Young Innovations Inc.	21,098	727,670
Zeltiq Aesthetics Inc.(a)(b)	69,297	388,063

		62,102,846
HEALTH CARE - SERVICES—1.45%
Almost Family Inc.(a)(b)	56,653	1,265,628
Amedisys Inc.(a)(b)	206,529	2,571,286

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

AmSurg Corp.(a)	143,973	4,316,310
Assisted Living Concepts Inc. Class A	132,846	1,889,070
Capital Senior Living Corp.(a)(b)	26,585	281,801
Ensign Group Inc. (The)	45,095	1,274,836
Five Star Quality Care Inc.(a)(b)	279,162	857,027
Gentiva Health Services Inc.(a)(b)	208,936	1,447,926
HealthSouth Corp.(a)(b)	102,257	2,378,498
Healthways Inc.(a)(b)	229,200	1,829,016
Kindred Healthcare Inc.(a)(b)	357,102	3,510,313
LHC Group Inc.(a)	103,376	1,753,257
Magellan Health Services Inc.(a)	176,211	7,987,645
Molina Healthcare Inc.(a)	186,058	4,364,921
National Healthcare Corp.	71,103	3,215,989
Select Medical Holdings Corp.(a)(b)	239,762	2,423,994
Skilled Healthcare Group Inc. Class A(a)(b)	9,870	61,984
Sun Healthcare Group Inc.(a)(b)	175,416	1,468,232
Sunrise Senior Living Inc.(a)(b)	78,637	573,264
Triple-S Management Corp. Class B(a)(b)	132,551	2,423,032
Universal American Corp.(a)	257,663	2,713,191
Vanguard Health Systems Inc.(a)	29,850	265,366
WellCare Health Plans Inc.(a)	151,377	8,022,981

		56,895,567
HOLDING COMPANIES - DIVERSIFIED—2.19%
American Realty Capital Trust Inc.	1,080,730	11,801,572
Apollo Investment Corp.	1,382,779	10,619,743
Arlington Asset Investment Corp. Class A	57,393	1,246,002
BlackRock Kelso Capital Corp.(c)	482,823	4,712,352
Capital Southwest Corp.	20,375	2,095,365
Fifth Street Finance Corp.(b)	559,421	5,583,022
Gladstone Capital Corp.	144,254	1,138,164
Gladstone Investment Corp.	151,686	1,120,960
Golub Capital BDC Inc.	98,116	1,480,570
Harbinger Group Inc.(a)(b)	282,386	2,199,787
Home Loan Servicing Solutions Ltd.	92,328	1,237,195
Horizon Pharma Inc.(a)(b)	66,114	471,393
Kohlberg Capital Corp.	149,347	1,084,259
Main Street Capital Corp.(b)	148,887	3,603,065
MCG Capital Corp.	526,381	2,421,353
Medallion Financial Corp.	122,848	1,304,646
MVC Capital Inc.	163,943	2,123,062
New Mountain Finance Corp.	58,476	829,774
NGP Capital Resources Co.	148,615	1,052,194
PennantPark Investment Corp.	381,165	3,945,058
Primoris Services Corp.	149,682	1,796,184
Prospect Capital Corp.(b)	831,099	9,466,218
Resource America Inc. Class A	82,659	527,364
Solar Capital Ltd.	248,446	5,530,408
TCP Capital Corp.	39,575	572,254
THL Credit Inc.	81,862	1,102,681
TICC Capital Corp.	258,891	2,511,243
Triangle Capital Corp.(b)	184,471	4,202,249

		85,778,137
HOME BUILDERS—0.88%
Beazer Homes USA Inc.(a)(b)	694,193	2,256,127
Cavco Industries Inc.(a)(b)	4,697	240,862
Hovnanian Enterprises Inc. Class A(a)(b)	684,135	1,983,992
KB Home(b)	522,274	5,118,285
M.D.C. Holdings Inc.	259,842	8,489,038
M/I Homes Inc.(a)(b)	129,088	2,235,804

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Meritage Homes Corp.(a)(b)	145,278	4,930,735
Ryland Group Inc. (The)	131,183	3,355,661
Standard-Pacific Corp.(a)(b)	733,983	4,543,355
Winnebago Industries Inc.(a)(b)	144,136	1,468,746

		34,622,605
HOME FURNISHINGS—0.38%
American Woodmark Corp.(a)	55,673	952,008
Bassett Furniture Industries Inc.	77,338	797,355
Ethan Allen Interiors Inc.	22,573	449,880
Flexsteel Industries	30,927	611,736
Hooker Furniture Corp.	74,114	873,804
Kimball International Inc. Class B	223,479	1,720,788
La-Z-Boy Inc.(a)(b)	245,620	3,018,670
Sealy Corp.(a)(b)	345,652	639,456
TiVo Inc.(a)	421,027	3,481,893
Universal Electronics Inc.(a)	102,443	1,349,174
VOXX International Corp.(a)(b)	125,226	1,167,107

		15,061,871
HOUSEHOLD PRODUCTS & WARES—0.55%
A.T. Cross Co. Class A(a)(b)	4,031	39,786
ACCO Brands Corp.(a)(b)	414,063	4,281,411
American Greetings Corp. Class A(b)	220,723	3,226,970
Central Garden & Pet Co. Class A(a)(b)	225,000	2,450,250
CSS Industries Inc.	66,723	1,371,158
Helen of Troy Ltd.(a)(b)	215,390	7,299,567
Prestige Brands Holdings Inc.(a)	117,318	1,854,798
Spectrum Brands Holdings Inc.(a)	25,693	836,821

		21,360,761
HOUSEWARES—0.02%
Lifetime Brands Inc.	66,456	828,706

		828,706
INSURANCE—4.54%
Alterra Capital Holdings Ltd.(b)	584,879	13,656,925
American Equity Investment Life Holding Co.	405,820	4,468,078
American Safety Insurance Holdings Ltd.(a)(b)	56,200	1,053,750
Amerisafe Inc.(a)(b)	122,473	3,178,174
AmTrust Financial Services Inc.	140,021	4,160,024
Argo Group International Holdings Ltd.(b)	174,885	5,118,884
Baldwin & Lyons Inc. Class B	62,528	1,453,151
Citizens Inc.(a)(b)	266,746	2,600,774
CNO Financial Group Inc.(b)	1,445,071	11,271,554
Crawford & Co. Class B	180,140	736,773
Donegal Group Inc. Class A	50,218	666,895
Eastern Insurance Holdings Inc.	45,594	775,098
EMC Insurance Group Inc.	30,604	618,201
Employers Holdings Inc.	171,721	3,097,847
Enstar Group Ltd.(a)(b)	57,297	5,668,965
FBL Financial Group Inc. Class A	69,536	1,947,703
First American Financial Corp.	658,102	11,161,410
Flagstone Reinsurance Holdings SA(b)	343,278	2,749,657
Fortegra Financial Corp.(a)(b)	46,121	368,968
Global Indemnity PLC(a)	78,761	1,594,910
Greenlight Capital Re Ltd. Class A(a)(b)	136,899	3,479,973
Hallmark Financial Services Inc.(a)(b)	91,569	714,238
Hilltop Holdings Inc.(a)(b)	267,116	2,753,966

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Homeowners Choice Inc.	39,379	693,070
Horace Mann Educators Corp.	268,788	4,698,414
Independence Holding Co.(b)	56,318	554,732
Infinity Property and Casualty Corp.	80,044	4,616,137
Investors Title Co.	8,521	485,101
Kansas City Life Insurance Co.	28,311	996,264
Maiden Holdings Ltd.	337,762	2,931,774
Meadowbrook Insurance Group Inc.	321,264	2,823,911
MGIC Investment Corp.(a)(b)	1,273,408	3,667,415
Montpelier Re Holdings Ltd.(b)	297,044	6,324,067
National Interstate Corp.	42,821	1,138,610
National Western Life Insurance Co. Class A	15,013	2,130,645
Navigators Group Inc. (The)(a)	39,595	1,981,730
OneBeacon Insurance Group Ltd. Class A(b)	155,594	2,025,834
Phoenix Companies Inc. (The)(a)(b)	798,400	1,477,040
Platinum Underwriters Holdings Ltd.(b)	237,228	9,038,387
Presidential Life Corp.	148,707	1,461,790
Primerica Inc.	319,648	8,544,191
Radian Group Inc.(b)	896,015	2,947,889
RLI Corp.	144,496	9,854,627
Safety Insurance Group Inc.	85,684	3,482,198
Seabright Holdings Inc.	135,951	1,208,604
Selective Insurance Group Inc.	372,361	6,482,805
State Auto Financial Corp.	85,926	1,207,260
Stewart Information Services Corp.	125,562	1,927,377
Symetra Financial Corp.	525,954	6,637,539
Tower Group Inc.	109,963	2,294,928
United Fire Group Inc.	135,647	2,893,351
Universal Insurance Holdings Inc.	111,984	381,865

		178,203,473
INTERNET—1.25%
1-800-FLOWERS.COM Inc.(a)(b)	169,024	589,894
Bankrate Inc.(a)(b)	38,368	705,588
Bazaarvoice Inc.(a)(b)	3,696	67,267
Blucora Inc.(a)(b)	228,167	2,811,017
Brightcove Inc.(a)	2,426	36,997
DealerTrack Holdings Inc.(a)(b)	31,219	940,004
Digital River Inc.(a)(b)	249,471	4,146,208
Envivio Inc.(a)	38,812	248,785
ePlus Inc.(a)(b)	27,224	880,696
Global Sources Ltd.(a)	110,282	727,861
ICG Group Inc.(a)(b)	234,744	2,171,382
Internap Network Services Corp.(a)	179,799	1,170,491
IntraLinks Holdings Inc.(a)	250,186	1,095,815
iPass Inc.(a)	26,971	64,191
Keynote Systems Inc.	107,647	1,598,558
KIT Digital Inc.(a)(b)	328,827	1,410,668
Limelight Networks Inc.(a)(b)	412,700	1,209,211
magicJack VocalTec Ltd.(a)(b)	31,853	605,207
MeetMe Inc.(a)(b)	107,673	253,032
ModusLink Global Solutions Inc.(a)	271,287	811,148
PCTEL Inc.	126,806	820,435
Perficient Inc.(a)	50,414	566,149
QuinStreet Inc.(a)(b)	224,061	2,074,805
RealNetworks Inc.	149,979	1,295,819
Safeguard Scientifics Inc.(a)(b)	142,518	2,206,179
Shutterfly Inc.(a)	181,786	5,579,012
Support.com Inc.(a)(b)	101,047	322,340
Synacor Inc.(a)(b)	2,795	38,291
TechTarget Inc.(a)(b)	106,119	534,840
United Online Inc.	620,920	2,620,282

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Unwired Planet Inc.(a)(b)	37,355	85,916
ValueClick Inc.(a)	217,197	3,559,859
Vasco Data Security International Inc.(a)(b)	106,474	870,957
WebMD Health Corp.(a)	344,233	7,060,219

		49,179,123
IRON & STEEL—0.30%
AK Steel Holding Corp.(b)	624,223	3,664,189
Metals USA Holdings Corp.(a)	60,244	958,482
Schnitzer Steel Industries Inc. Class A	170,890	4,788,338
Shiloh Industries Inc.	40,149	461,714
Universal Stainless & Alloy Products Inc.(a)(b)	46,815	1,924,096

		11,796,819
LEISURE TIME—0.34%
Black Diamond Inc.(a)(b)	143,970	1,360,516
Callaway Golf Co.	445,662	2,633,862
Johnson Outdoors Inc. Class A(a)(b)	38,932	801,999
Life Time Fitness Inc.(a)	21,807	1,014,244
Marine Products Corp.(b)	29,557	179,707
WMS Industries Inc.(a)	374,274	7,466,766

		13,457,094
LODGING—0.39%
Ameristar Casinos Inc.	29,471	523,699
Boyd Gaming Corp.(a)(b)	353,524	2,545,373
Caesars Entertainment Corp.(a)(b)	27,295	311,163
Gaylord Entertainment Co.(a)(b)	70,275	2,709,804
Marcus Corp.	134,016	1,844,060
Monarch Casino & Resort Inc.(a)(b)	60,541	553,345
Morgans Hotel Group Co.(a)(b)	82,583	388,140
Orient-Express Hotels Ltd. Class A(a)(b)	657,051	5,499,517
Red Lion Hotels Corp.(a)(b)	93,855	811,846

		15,186,947
MACHINERY—1.11%
Alamo Group Inc.	47,504	1,490,201
Albany International Corp. Class A	186,338	3,486,384
Altra Holdings Inc.	83,696	1,320,723
Applied Industrial Technologies Inc.	22,895	843,681
Astec Industries Inc.(a)(b)	135,677	4,162,570
Briggs & Stratton Corp.	330,338	5,777,612
Cascade Corp.	59,560	2,802,298
Columbus McKinnon Corp.(a)(b)	132,994	2,006,879
Flow International Corp.(a)(b)	259,071	816,074
Gerber Scientific Inc. Escrow(a)(d)	173,399	1,734
Global Power Equipment Group Inc.(b)	117,800	2,572,752
Hurco Companies Inc.(a)(b)	44,292	907,543
Intermec Inc.(a)(b)	359,115	2,226,513
Intevac Inc.(a)(b)	159,743	1,201,267
Kadant Inc.(a)(b)	80,061	1,877,430
NACCO Industries Inc. Class A	37,285	4,334,381
Robbins & Myers Inc.	154,367	6,455,628
Twin Disc Inc.	58,501	1,081,684

		43,365,354
MANUFACTURING—1.48%
A.O. Smith Corp.	192,281	9,400,618

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Actuant Corp. Class A	375,634	10,202,219
American Railcar Industries Inc.(a)	64,896	1,758,682
Barnes Group Inc.	369,365	8,971,876
Ceradyne Inc.	164,184	4,211,320
Chase Corp.	44,096	582,067
EnPro Industries Inc.(a)(b)	67,070	2,506,406
Fabrinet(a)(b)	151,238	1,898,037
Federal Signal Corp.(a)	384,846	2,247,501
FreightCar America Inc.	82,038	1,884,413
GP Strategies Corp.(a)(b)	9,433	174,228
Handy & Harman Ltd.(a)(b)	4,565	61,536
LSB Industries Inc.(a)	54,556	1,686,326
Lydall Inc.(a)	117,259	1,585,342
Movado Group Inc.	109,961	2,751,224
NL Industries Inc.	45,188	563,494
Park-Ohio Holdings Corp.(a)	3,578	68,089
PMFG Inc.(a)	142,539	1,113,230
Standex International Corp.	65,497	2,788,207
STR Holdings Inc.(a)(b)	208,095	948,913
Tredegar Corp.	165,541	2,410,277
TriMas Corp.(a)	17,543	352,614

		58,166,619
MEDIA—1.16%
Beasley Broadcast Group Inc. Class A(a)(b)	28,282	166,581
Belo Corp. Class A	406,592	2,618,452
Central European Media Enterprises Ltd. Class A(a)(b)	252,088	1,280,607
Courier Corp.	71,460	946,845
Crown Media Holdings Inc. Class A(a)(b)	176,345	308,604
Cumulus Media Inc. Class A(a)(b)	385,102	1,159,157
Daily Journal Corp.(a)	6,697	574,469
Demand Media Inc.(a)	52,541	588,459
Dial Global Inc.(a)(b)	15,062	50,006
Digital Generation Inc.(a)(b)	188,968	2,337,534
Dolan Co. (The)(a)(b)	209,847	1,412,270
E.W. Scripps Co. (The) Class A(a)(b)	204,884	1,968,935
Entercom Communications Corp. Class A(a)(b)	167,933	1,010,957
Entravision Communications Corp. Class A	349,115	422,429
Fisher Communications Inc.(a)(b)	60,851	1,820,053
Journal Communications Inc. Class A(a)(b)	294,874	1,521,550
Lin TV Corp. Class A(a)(b)	209,413	632,427
Martha Stewart Living Omnimedia Inc. Class A	191,377	650,682
McClatchy Co. (The) Class A(a)(b)	398,543	876,795
Meredith Corp.(b)	246,141	7,861,744
New York Times Co. (The) Class A(a)(b)	925,375	7,217,925
Nexstar Broadcasting Group Inc.(a)(b)	58,503	394,310
Outdoor Channel Holdings Inc.	71,930	525,808
Saga Communications Inc. Class A(a)(b)	24,118	895,019
Salem Communications Corp. Class A	69,727	381,407
Scholastic Corp.	175,551	4,943,516
Sinclair Broadcast Group Inc. Class A	317,239	2,874,185
Value Line Inc.	1,039	12,354
World Wrestling Entertainment Inc. Class A	14,902	116,534

		45,569,614
METAL FABRICATE & HARDWARE—1.09%
A.M. Castle & Co.(a)(b)	114,656	1,217,647
Ampco-Pittsburgh Corp.	58,427	1,070,967
CIRCOR International Inc.	108,809	3,709,299
Dynamic Materials Corp.	58,770	1,018,484
Eastern Co. (The)	42,671	689,137

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Furmanite Corp.(a)(b)	255,582	1,242,129
Haynes International Inc.	14,703	748,971
Kaydon Corp.	217,099	4,643,748
L.B. Foster Co. Class A	62,476	1,787,438
Mueller Industries Inc.	154,209	6,567,761
Mueller Water Products Inc. Class A	373,351	1,291,794
NN Inc.(a)	116,826	1,192,793
Northwest Pipe Co.(a)(b)	64,334	1,560,743
Olympic Steel Inc.	62,672	1,029,074
Rexnord Corp.(a)	151,805	3,042,172
RTI International Metals Inc.(a)(b)	205,387	4,647,908
Worthington Industries Inc.	354,935	7,265,519

		42,725,584
MINING—1.40%
AMCOL International Corp.	10,106	286,101
Century Aluminum Co.(a)(b)	345,952	2,535,828
Coeur d’Alene Mines Corp.(a)(b)	359,710	6,316,508
General Moly Inc.(a)	389,616	1,223,394
Globe Specialty Metals Inc.	387,632	5,205,898
Gold Reserve Inc.(a)	314,072	1,096,111
Golden Minerals Co.(a)(b)	196,621	886,761
Golden Star Resources Ltd.(a)(b)	1,775,531	2,059,616
Hecla Mining Co.	1,942,631	9,227,497
Horsehead Holding Corp.(a)(b)	300,323	2,991,217
Kaiser Aluminum Corp.	131,093	6,795,861
Materion Corp.(b)	125,244	2,884,369
McEwen Mining Inc.(a)(b)	1,334,209	4,015,969
Revett Minerals Inc.(a)	175,241	576,543
Stillwater Mining Co.(a)	786,514	6,716,830
United States Lime & Minerals Inc.(a)(b)	804	37,523
Uranium Energy Corp.(a)(b)	308,589	706,669
Vista Gold Corp.(a)(b)	397,009	1,155,296

		54,717,991
MULTI-NATIONAL—0.11%
Banco Latinoamericano de Comercio Exterior SA Class E	191,127	4,095,852

		4,095,852
OFFICE FURNISHINGS—0.15%
CompX International Inc.	6,857	86,398
HNI Corp.	16,930	435,948
Knoll Inc.	99,969	1,341,584
Steelcase Inc. Class A	443,702	4,006,629

		5,870,559
OIL & GAS—2.93%
Adams Resources & Energy Inc.	14,470	606,582
Alon USA Energy Inc.	11,838	100,149
ATP Oil & Gas Corp.(a)(b)	281,475	951,386
Bill Barrett Corp.(a)(b)	326,603	6,995,836
Bonanza Creek Energy Inc.(a)(b)	57,697	959,501
BPZ Resources Inc.(a)(b)	499,516	1,263,775
Callon Petroleum Co.(a)(b)	270,664	1,153,029
Carrizo Oil & Gas Inc.(a)(b)	37,520	882,095
Clayton Williams Energy Inc.(a)(b)	36,647	1,772,982
Comstock Resources Inc.(a)(b)	325,988	5,352,723
Contango Oil & Gas Co.(a)(b)	7,301	432,219
CREDO Petroleum Corp.(a)	17,214	249,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Crimson Exploration Inc.(a)(b)	144,692	664,136
CVR Energy Inc.(a)	36,425	968,177
Delek US Holdings Inc.	116,497	2,049,182
Endeavour International Corp.(a)(b)	18,120	152,208
Energy Partners Ltd.(a)(b)	187,143	3,162,717
Energy XXI (Bermuda) Ltd.	145,125	4,540,961
Forest Oil Corp.(a)(b)	799,425	5,859,785
Gastar Exploration Ltd.(a)(b)	405,749	783,096
Gulfport Energy Corp.(a)	250,117	5,159,914
Halcon Resources Corp.(a)(b)	95,276	899,405
Harvest Natural Resources Inc.(a)(b)	241,266	2,062,824
Hercules Offshore Inc.(a)(b)	1,070,868	3,790,873
Magnum Hunter Resources Corp.(a)(b)	655,286	2,739,095
Matador Resources Co.(a)(b)	16,774	180,153
McMoRan Exploration Co.(a)(b)	689,435	8,735,141
Midstates Petroleum Co. Inc.(a)	89,367	867,754
Miller Energy Resources Inc.(a)(b)	199,991	999,955
Parker Drilling Co.(a)(b)	794,443	3,582,938
PDC Energy Inc.(a)(b)	202,497	4,965,226
Penn Virginia Corp.	314,125	2,305,678
PetroCorp Inc. Escrow(a)(d)	19,086	2
PetroQuest Energy Inc.(a)(b)	387,896	1,939,480
Quicksilver Resources Inc.(a)	792,287	4,294,196
Resolute Energy Corp.(a)(b)	325,120	3,111,398
Rex Energy Corp.(a)(b)	295,541	3,313,015
Stone Energy Corp.(a)(b)	336,161	8,518,320
Swift Energy Co.(a)(b)	290,398	5,404,307
Synergy Resources Corp.(a)	255,399	786,629
Triangle Petroleum Corp.(a)(b)	303,369	1,692,799
Vantage Drilling Co.(a)(b)	1,312,717	1,969,076
Voyager Oil & Gas Inc.(a)(b)	330,370	581,451
W&T Offshore Inc.	221,259	3,385,263
Warren Resources Inc.(a)(b)	393,081	943,394
Western Refining Inc.	158,230	3,523,782
ZaZa Energy Corp.(a)	92,679	418,909

		115,070,603
OIL & GAS SERVICES—1.69%
Basic Energy Services Inc.(a)(b)	211,418	2,181,834
Bolt Technology Corp.	58,891	883,954
C&J Energy Services Inc.(a)(b)	208,921	3,865,039
Cal Dive International Inc.(a)(b)	658,880	1,910,752
Dawson Geophysical Co.(a)(b)	54,392	1,295,617
Edgen Group Inc.(a)(b)	77,341	581,604
Exterran Holdings Inc.(a)(b)	439,682	5,605,946
Forbes Energy Services Ltd.(a)	101,509	477,092
Gulf Island Fabrication Inc.	98,575	2,780,801
Helix Energy Solutions Group Inc.(a)	720,308	11,820,254
Hornbeck Offshore Services Inc.(a)(b)	239,924	9,304,253
Key Energy Services Inc.(a)	1,026,160	7,798,816
Matrix Service Co.(a)	142,695	1,619,588
Mitcham Industries Inc.(a)(b)	32,088	544,533
Natural Gas Services Group Inc.(a)(b)	84,544	1,252,942
Newpark Resources Inc.(a)(b)	607,006	3,581,335
Pioneer Drilling Co.(a)	336,273	2,680,096
Tesco Corp.(a)(b)	208,008	2,496,096
TETRA Technologies Inc.(a)(b)	524,065	3,736,584
Union Drilling Inc.(a)(b)	94,097	421,555
Willbros Group Inc.(a)(b)	204,940	1,323,912

		66,162,603

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

PACKAGING & CONTAINERS—0.18%
Graphic Packaging Holding Co.(a)	1,137,347	6,255,409
UFP Technologies Inc.(a)(b)	37,769	638,296

		6,893,705
PHARMACEUTICALS—0.71%
Allos Therapeutics Inc.(a)	99,924	178,864
AVANIR Pharmaceuticals Inc. Class A(a)(b)	73,155	286,768
BioScrip Inc.(a)(b)	218,972	1,626,962
Cornerstone Therapeutics Inc.(a)(b)	59,422	376,141
Cumberland Pharmaceuticals Inc.(a)	36,771	237,541
Cytori Therapeutics Inc.(a)(b)	77,008	207,922
Derma Sciences Inc.(a)(b)	60,285	573,913
Hi-Tech Pharmacal Co. Inc.(a)(b)	45,215	1,464,966
Idenix Pharmaceuticals Inc.(a)(b)	59,722	615,137
Lannett Co. Inc.(a)(b)	109,977	466,302
Nature’s Sunshine Products Inc.	30,520	460,852
Nektar Therapeutics(a)(b)	228,045	1,840,323
Nutraceutical International Corp.(a)(b)	59,375	905,469
Omega Protein Corp.(a)(b)	134,565	990,398
Par Pharmaceutical Companies Inc.(a)	60,490	2,186,109
PharMerica Corp.(a)(b)	202,193	2,207,947
Rigel Pharmaceuticals Inc.(a)	90,446	841,148
Supernus Pharmaceuticals Inc.(a)	23,589	220,793
Targacept Inc.(a)(b)	186,959	803,924
ViroPharma Inc.(a)(b)	475,338	11,265,510
XenoPort Inc.(a)(b)	33,547	202,624

		27,959,613
PIPELINES—0.24%
Crosstex Energy Inc.	23,710	331,940
SemGroup Corp. Class A(a)(b)	284,612	9,087,661

		9,419,601
REAL ESTATE—0.27%
AV Homes Inc.(a)(b)	67,761	987,956
Consolidated-Tomoka Land Co.	29,499	848,981
Forestar Group Inc.(a)(b)	237,014	3,036,149
HFF Inc. Class A(a)	33,013	460,201
Kennedy-Wilson Holdings Inc.	236,662	3,315,635
Sovran Self Storage Inc.(b)	17,543	878,729
Thomas Properties Group Inc.	220,905	1,201,723

		10,729,374
REAL ESTATE INVESTMENT TRUSTS—11.14%
AG Mortgage Investment Trust Inc.	108,332	2,328,055
Agree Realty Corp.(b)	78,408	1,735,169
American Assets Trust Inc.	224,191	5,436,632
American Capital Mortgage Investment Corp.	246,219	5,879,710
Anworth Mortgage Asset Corp.(b)	932,126	6,571,488
Apollo Commercial Real Estate Finance Inc.(b)	119,795	1,925,106
Apollo Residential Mortgage Inc.	149,483	2,882,032
Ares Commercial Real Estate Corp.	52,865	924,080
ARMOUR Residential REIT Inc.(b)	1,209,609	8,600,320
Ashford Hospitality Trust Inc.(b)	359,637	3,031,740
Associated Estates Realty Corp.	163,683	2,447,061
Campus Crest Communities Inc.	213,016	2,213,236

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

CapLease Inc.(b)	458,034	1,900,841
Capstead Mortgage Corp.(b)	637,208	8,863,563
Cedar Realty Trust Inc.(b)	410,964	2,075,368
Chatham Lodging Trust	95,499	1,363,726
Chesapeake Lodging Trust	217,243	3,740,924
Colonial Properties Trust(b)	599,721	13,277,823
Colony Financial Inc.	223,903	3,873,522
CoreSite Realty Corp.	70,902	1,830,690
Cousins Properties Inc.(b)	621,618	4,817,540
CreXus Investment Corp.(b)	453,844	4,615,593
CubeSmart	839,008	9,791,223
CYS Investments Inc.(b)	791,717	10,901,943
DCT Industrial Trust Inc.(b)	1,683,206	10,604,198
DiamondRock Hospitality Co.	1,144,917	11,678,153
DuPont Fabros Technology Inc.(b)	220,366	6,293,653
Dynex Capital Inc.(b)	367,304	3,812,616
EastGroup Properties Inc.	12,349	658,202
Education Realty Trust Inc.(b)	643,863	7,134,002
Entertainment Properties Trust	319,426	13,131,603
Equity One Inc.(b)	372,753	7,902,364
Excel Trust Inc.(b)	230,520	2,757,019
FelCor Lodging Trust Inc.(a)	344,426	1,618,802
First Industrial Realty Trust Inc.(a)(b)	602,276	7,600,723
First Potomac Realty Trust(b)	344,785	4,058,119
Franklin Street Properties Corp.	491,587	5,200,990
Getty Realty Corp.(b)	175,700	3,364,655
Gladstone Commercial Corp.(b)	75,085	1,250,916
Glimcher Realty Trust	95,868	979,771
Government Properties Income Trust(b)	251,548	5,690,016
Gramercy Capital Corp.(a)	315,230	788,075
Gyrodyne Co. of America Inc.(a)	497	56,812
Healthcare Realty Trust Inc.(b)	531,671	12,675,037
Hersha Hospitality Trust(b)	1,168,226	6,168,233
Highwoods Properties Inc.(b)	94,232	3,170,907
Hudson Pacific Properties Inc.	242,488	4,221,716
Inland Real Estate Corp.(b)	287,507	2,409,309
Invesco Mortgage Capital Inc.	787,152	14,436,368
Investors Real Estate Trust(b)	580,216	4,583,706
iStar Financial Inc.(a)(b)	569,678	3,674,423
Kite Realty Group Trust	377,973	1,886,085
LaSalle Hotel Properties	583,874	17,014,088
Lexington Realty Trust(b)	806,080	6,827,498
LTC Properties Inc.(b)	161,077	5,843,874
Medical Properties Trust Inc.(b)	922,821	8,877,538
Mission West Properties Inc.(b)	125,000	1,077,500
Monmouth Real Estate Investment Corp. Class A(b)	152,708	1,789,738
New York Mortgage Trust Inc.	119,080	840,705
NorthStar Realty Finance Corp.(b)	903,956	4,718,650
One Liberty Properties Inc.(b)	78,698	1,481,883
Parkway Properties Inc.(b)	108,889	1,245,690
Pebblebrook Hotel Trust	356,640	8,313,278
Pennsylvania Real Estate Investment Trust	379,604	5,686,468
PennyMac Mortgage Investment Trust(c)	279,467	5,513,884
Potlatch Corp.	100,883	3,222,203
PS Business Parks Inc.	21,611	1,463,497
RAIT Financial Trust(b)	340,807	1,574,528
Ramco-Gershenson Properties Trust(b)	310,688	3,905,348
Redwood Trust Inc.(b)	537,132	6,703,407
Resource Capital Corp.(b)	571,538	3,046,298
Retail Opportunity Investments Corp.(b)	340,664	4,108,408
RLJ Lodging Trust	727,635	13,192,023
Rouse Properties Inc.(a)	151,806	2,056,971
Sabra Healthcare REIT Inc.	250,801	4,291,205

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Select Income REIT(a)	63,128	1,499,921
STAG Industrial Inc.	163,876	2,389,312
Starwood Property Trust Inc.	793,424	16,907,865
Strategic Hotels & Resorts Inc.(a)	190,193	1,228,647
Summit Hotel Properties Inc.	209,372	1,752,444
Sunstone Hotel Investors Inc.(a)(b)	810,853	8,911,274
Terreno Realty Corp.	92,102	1,391,661
Two Harbors Investment Corp.	1,461,069	15,136,675
UMH Properties Inc.	74,168	795,823
Universal Health Realty Income Trust	30,598	1,270,735
Urstadt Biddle Properties Inc. Class A(b)	37,494	741,256
Washington Real Estate Investment Trust(b)	308,847	8,786,697
Western Asset Mortgage Capital Corp.(a)	54,881	1,069,631
Whitestone REIT Class B(b)	69,744	963,165
Winthrop Realty Trust	199,879	2,430,529

		436,904,175
RETAIL—4.01%
Asbury Automotive Group Inc.(a)(b)	21,884	518,432
Barnes & Noble Inc.(a)(b)	178,243	2,933,880
bebe stores inc.	229,033	1,344,424
Benihana Inc.	49,399	795,818
Big 5 Sporting Goods Corp.	114,389	864,781
Biglari Holdings Inc.(a)	7,368	2,846,921
Bob Evans Farms Inc.	171,070	6,877,014
Bon-Ton Stores Inc. (The)(b)	87,215	681,149
Brown Shoe Co. Inc.	289,190	3,733,443
Cabela’s Inc.(a)(b)	29,803	1,126,851
Carrols Restaurant Group Inc.(a)(b)	31,737	188,518
Cash America International Inc.	116,338	5,123,525
Casual Male Retail Group Inc.(a)(b)	288,655	1,047,818
Children’s Place Retail Stores Inc. (The)(a)(b)	102,319	5,098,556
Citi Trends Inc.(a)(b)	95,455	1,473,825
Conn’s Inc.(a)(b)	96,866	1,433,617
Denny’s Corp.(a)(b)	142,414	632,318
Destination Maternity Corp.	51,368	1,109,549
Einstein Noah Restaurant Group Inc.	4,192	73,612
EZCORP Inc. Class A NVS(a)	102,562	2,406,104
Fiesta Restaurant Group Inc.(a)	11,044	146,112
Fifth & Pacific Companies Inc.(a)(b)	697,394	7,483,038
Finish Line Inc. (The) Class A	213,541	4,465,142
Fred’s Inc. Class A	248,995	3,807,134
Frisch’s Restaurants Inc.	21,550	610,727
Group 1 Automotive Inc.	155,766	7,104,487
Haverty Furniture Companies Inc.	131,563	1,469,559
hhgregg Inc.(a)(b)	100,758	1,139,573
Jack in the Box Inc.(a)(b)	58,268	1,624,512
Jos. A. Bank Clothiers Inc.(a)	13,588	576,946
Kenneth Cole Productions Inc. Class A(a)(b)	32,764	493,098
Kirkland’s Inc.(a)(b)	99,335	1,117,519
Krispy Kreme Doughnuts Inc.(a)	407,424	2,603,439
Lithia Motors Inc. Class A	146,191	3,369,703
Luby’s Inc.(a)(b)	137,375	920,412
MarineMax Inc.(a)(b)	140,012	1,331,514
Men’s Wearhouse Inc. (The)	274,073	7,712,414
New York & Co. Inc.(a)(b)	72,864	253,567
Office Depot Inc.(a)(b)	1,921,848	4,151,192
OfficeMax Inc.(a)(b)	593,347	3,002,336
Orchard Supply Hardware Stores Corp. Class A(a)(b)	13,027	216,639
Pantry Inc. (The)(a)(b)	146,820	2,158,254
PC Connection Inc.(b)	60,679	644,411
Penske Automotive Group Inc.	213,594	4,536,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Pep Boys—Manny, Moe & Jack (The)	356,841	3,532,726
Perfumania Holdings Inc.(a)(b)	35,059	290,639
RadioShack Corp.(b)	669,434	2,570,627
Red Robin Gourmet Burgers Inc.(a)	55,792	1,702,214
Regis Corp.	391,107	7,024,282
Rite Aid Corp.(a)(b)	4,094,156	5,731,818
Ruby Tuesday Inc.(a)(b)	436,175	2,970,352
Rush Enterprises Inc. Class A(a)(b)	224,656	3,673,126
Saks Inc.(a)(b)	747,533	7,961,226
Shoe Carnival Inc.(b)	97,914	2,104,172
Sonic Automotive Inc. Class A	272,456	3,724,473
Sonic Corp.(a)	80,783	809,446
Stage Stores Inc.	207,252	3,796,857
Stein Mart Inc.(a)	187,528	1,490,848
Steinway Musical Instruments Inc.(a)(b)	47,369	1,160,540
Susser Holdings Corp.(a)(b)	44,088	1,638,751
Systemax Inc.(a)(b)	71,292	842,671
Talbots Inc. (The)(a)(b)	213,714	538,559
Tuesday Morning Corp.(a)(b)	285,498	1,224,786
West Marine Inc.(a)(b)	104,318	1,225,736
Wet Seal Inc. Class A(a)(b)	620,505	1,960,796

		157,223,265
SAVINGS & LOANS—2.13%
Astoria Financial Corp.	591,566	5,797,347
Bank Mutual Corp.	317,787	1,401,441
BankFinancial Corp.	144,802	1,090,359
Beneficial Mutual Bancorp Inc.(a)(b)	196,641	1,697,012
Berkshire Hills Bancorp Inc.	149,508	3,289,176
BofI Holding Inc.(a)(b)	63,785	1,260,392
Brookline Bancorp Inc.	474,082	4,195,626
BSB Bancorp Inc.(a)(b)	56,344	718,386
Cape Bancorp Inc.(a)(b)	77,667	645,413
Charter Financial Corp.	45,369	440,079
Clifton Savings Bancorp Inc.(b)	52,342	544,880
Dime Community Bancshares Inc.	211,756	2,814,237
ESB Financial Corp.(b)	71,474	943,457
ESSA Bancorp Inc.	62,050	670,140
EverBank Financial Corp.(a)	153,123	1,664,447
First Defiance Financial Corp.	66,759	1,142,914
First Federal Bancshares of Arkansas Inc.(a)(b)	16,235	131,503
First Financial Holdings Inc.	113,569	1,217,460
First Financial Northwest Inc.(a)(b)	109,887	892,282
First PacTrust Bancorp Inc.	72,811	863,538
Flushing Financial Corp.	208,204	2,837,820
Fox Chase Bancorp Inc.	87,214	1,259,370
Heritage Financial Group Inc.	53,323	686,267
Hingham Institution for Savings	8,057	487,207
Home Bancorp Inc.(a)(b)	46,931	803,928
Home Federal Bancorp Inc.	107,886	1,132,803
HomeStreet Inc.(a)(b)	29,937	957,685
Investors Bancorp Inc.(a)(b)	248,918	3,756,173
Kaiser Federal Financial Group Inc.	62,146	918,518
Kearny Financial Corp.	103,884	1,006,636
Meridian Interstate Bancorp Inc.(a)(b)	53,689	747,351
NASB Financial Inc.(a)(b)	28,840	572,474
Northfield Bancorp Inc.	100,922	1,434,102
Northwest Bancshares Inc.	663,207	7,766,154
OceanFirst Financial Corp.	98,268	1,411,128
Oritani Financial Corp.	199,561	2,871,683
Peoples Federal Bancshares Inc.(a)(b)	41,884	699,463
Provident Financial Holdings Inc.	66,809	770,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Provident Financial Services Inc.	408,853	6,275,894
Provident New York Bancorp	232,743	1,766,519
Rockville Financial Inc.	195,347	2,260,165
Roma Financial Corp.	50,024	426,204
SI Financial Group Inc.	72,625	835,187
Territorial Bancorp Inc.	75,721	1,724,167
United Financial Bancorp Inc.	106,012	1,524,453
ViewPoint Financial Group	227,717	3,561,494
Waterstone Financial Inc.(a)(b)	50,687	192,611
Westfield Financial Inc.	182,485	1,332,140
WSFS Financial Corp.	52,210	2,109,806

		83,547,799
SEMICONDUCTORS—3.95%
Aeroflex Holding Corp.(a)(b)	135,774	821,433
Alpha & Omega Semiconductor Ltd.(a)(b)	117,953	1,079,270
Amkor Technology Inc.(a)(b)	536,635	2,618,779
ANADIGICS Inc.(a)(b)	483,641	875,390
Applied Micro Circuits Corp.(a)(b)	425,496	2,433,837
ATMI Inc.(a)(b)	202,495	4,165,322
AuthenTec Inc.(a)(b)	27,068	117,204
Axcelis Technologies Inc.(a)(b)	739,874	887,849
AXT Inc.(a)(b)	221,945	876,683
Brooks Automation Inc.	448,974	4,238,315
CEVA Inc.(a)	38,900	685,029
Cohu Inc.	167,204	1,698,793
Diodes Inc.(a)(b)	240,481	4,513,828
DSP Group Inc.(a)(b)	147,513	935,232
Emulex Corp.(a)(b)	587,112	4,227,206
Entegris Inc.(a)(b)	932,668	7,964,985
Entropic Communications Inc.(a)(b)	603,019	3,401,027
Exar Corp.(a)(b)	221,744	1,809,431
First Solar Inc.(a)(b)	409,144	6,161,709
FormFactor Inc.(a)(b)	339,051	2,193,660
FSI International Inc.(a)(b)	269,358	966,995
GSI Technology Inc.(a)(b)	141,863	672,431
GT Advanced Technologies Inc.(a)	123,667	652,962
Inphi Corp.(a)	95,694	907,179
Integrated Device Technology Inc.(a)(b)	965,720	5,427,346
Integrated Silicon Solution Inc.(a)(b)	187,266	1,889,514
International Rectifier Corp.(a)	471,287	9,421,027
Intersil Corp. Class A	868,053	9,244,765
IXYS Corp.(a)(b)	168,200	1,878,794
Kopin Corp.(a)(b)	458,301	1,576,556
Lattice Semiconductor Corp.(a)(b)	808,460	3,047,894
LTX-Credence Corp.(a)(b)	335,895	2,250,497
Mattson Technology Inc.(a)	401,775	703,106
MaxLinear Inc. Class A(a)	125,430	622,133
MEMC Electronic Materials Inc.(a)	1,232,200	2,673,874
Mindspeed Technologies Inc.(a)(b)	248,255	610,707
MIPS Technologies Inc.(a)(b)	75,530	503,785
MKS Instruments Inc.	357,974	10,356,188
MoSys Inc.(a)	231,063	748,644
Nanometrics Inc.(a)(b)	160,959	2,472,330
OmniVision Technologies Inc.(a)(b)	355,088	4,743,976
Pericom Semiconductor Corp.(a)(b)	161,987	1,457,883
Photronics Inc.(a)(b)	413,821	2,524,308
PLX Technology Inc.(a)(b)	22,118	140,449
QLogic Corp.(a)	499,916	6,843,850
QuickLogic Corp.(a)	34,238	85,937
Rambus Inc.(a)(b)	693,010	3,977,877
Richardson Electronics Ltd.	93,774	1,156,233

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Rubicon Technology Inc.(a)(b)	116,737	1,190,717
Rudolph Technologies Inc.(a)(b)	220,310	1,921,103
Sigma Designs Inc.(a)(b)	225,672	1,439,787
Silicon Image Inc.(a)	94,388	390,766
Supertex Inc.(a)(b)	70,795	1,334,486
Tessera Technologies Inc.	352,017	5,410,501
TriQuint Semiconductor Inc.(a)(b)	1,145,031	6,297,671
Ultra Clean Holdings Inc.(a)(b)	159,792	1,027,463
Veeco Instruments Inc.(a)(b)	196,171	6,740,436

		155,015,152
SOFTWARE—1.66%
Accelrys Inc.(a)(b)	374,212	3,027,375
Actuate Corp.(a)	20,999	145,523
Acxiom Corp.(a)	522,556	7,895,821
Aspen Technology Inc.(a)	35,984	833,030
Audience Inc.(a)	34,538	665,893
AVG Technologies(a)(b)	3,255	42,347
Avid Technology Inc.(a)(b)	204,698	1,520,906
Bottomline Technologies Inc.(a)	167,870	3,030,053
CSG Systems International Inc.(a)(b)	98,870	1,708,474
Demandware Inc.(a)(b)	2,504	59,320
Digi International Inc.(a)(b)	176,589	1,808,271
Ebix Inc.(b)	48,598	969,530
EPIQ Systems Inc.	199,124	2,439,269
ePocrates Inc.(a)(b)	8,384	67,240
Glu Mobile Inc.(a)	23,832	132,268
Greenway Medical Technologies(a)(b)	11,828	192,915
inContact Inc.(a)(b)	13,268	66,473
Infoblox Inc.(a)	2,996	68,698
JDA Software Group Inc.(a)(b)	223,196	6,626,689
ManTech International Corp. Class A	156,146	3,664,747
Market Leader Inc.(a)	23,782	120,813
MedAssets Inc.(a)	262,292	3,527,827
Mediware Information Systems(a)	7,082	103,397
Omnicell Inc.(a)	199,509	2,920,812
Pervasive Software Inc.(a)	84,392	632,096
Progress Software Corp.(a)	427,873	8,929,709
Proofpoint Inc.(a)	2,592	43,934
QAD Inc. Class A(a)	4,648	66,095
Rosetta Stone Inc.(a)(b)	37,340	516,786
Sapiens International Corp.(a)	94,140	338,904
Schawk Inc.	81,352	1,033,170
SeaChange International Inc.(a)(b)	195,991	1,613,006
SS&C Technologies Holdings Inc.(a)(b)	166,360	4,159,000
SYNNEX Corp.(a)(b)	178,576	6,159,086

		65,129,477
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc.(a)(b)	257,969	3,714,754
Wesco Aircraft Holdings Inc.(a)(b)	90,803	1,155,922

		4,870,676
TELECOMMUNICATIONS—2.91%
Anaren Inc.(a)	88,042	1,725,623
Anixter International Inc.	74,458	3,949,997
ARRIS Group Inc.(a)(b)	669,107	9,307,278
Aviat Networks Inc.(a)(b)	420,388	1,177,086
Aware Inc.	10,715	69,112
Black Box Corp.	119,752	3,436,882

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

Calix Inc.(a)(b)	176,598	1,451,636
Cbeyond Inc.(a)	173,999	1,177,973
Ciena Corp.(a)	166,469	2,725,097
Cincinnati Bell Inc.(a)(b)	851,026	3,165,817
Comtech Telecommunications Corp.	128,561	3,674,273
Consolidated Communications Holdings Inc.	31,713	469,352
DigitalGlobe Inc.(a)(b)	76,177	1,154,843
EarthLink Inc.	720,749	5,362,373
Fairpoint Communications Inc.(a)(b)	20,519	126,192
Finisar Corp.(a)(b)	621,520	9,297,939
GeoEye Inc.(a)(b)	103,635	1,604,270
Globecomm Systems Inc.(a)(b)	36,177	366,835
Harmonic Inc.(a)	793,569	3,380,604
Hawaiian Telcom Holdco Inc.(a)	70,270	1,370,968
IDT Corp. Class B	6,220	61,018
Infinera Corp.(a)(b)	76,413	522,665
Iridium Communications Inc.(a)	292,957	2,624,895
KVH Industries Inc.(a)(b)	15,220	190,250
Leap Wireless International Inc.(a)(b)	275,010	1,768,314
Loral Space & Communications Inc.	4,353	293,174
NeoPhotonics Corp.(a)	134,376	663,817
NETGEAR Inc.(a)(b)	142,080	4,903,181
Neutral Tandem Inc.(a)	192,609	2,538,587
Oclaro Inc.(a)(b)	353,770	1,075,461
Oplink Communications Inc.(a)(b)	130,707	1,768,466
ORBCOMM Inc.(a)(b)	124,527	405,958
Plantronics Inc.	192,067	6,415,038
Preformed Line Products Co.	14,305	828,402
Premiere Global Services Inc.(a)(b)	263,972	2,214,725
RF Micro Devices Inc.(a)	1,657,397	7,043,937
Shenandoah Telecommunications Co.	163,497	2,225,194
ShoreTel Inc.(a)	40,847	178,910
Sonus Networks Inc.(a)	1,329,558	2,858,550
SureWest Communications	91,557	1,929,106
Sycamore Networks Inc.(a)(b)	140,555	2,040,859
Symmetricom Inc.(a)(b)	284,251	1,702,663
TeleNav Inc.(a)	114,037	699,047
Tellabs Inc.	2,492,923	8,301,434
Telular Corp.	45,354	419,071
TESSCO Technologies Inc.	18,237	402,126
USA Mobility Inc.	151,913	1,953,601
Vonage Holdings Corp.(a)(b)	1,084,490	2,179,825
Westell Technologies Inc. Class A(a)(b)	334,486	796,077

		113,998,501
TEXTILES—0.28%
Culp Inc.	59,958	614,569
G&K Services Inc. Class A	127,336	3,971,610
UniFirst Corp.	98,397	6,272,809

		10,858,988
TOYS, GAMES & HOBBIES—0.07%
JAKKS Pacific Inc.(b)	178,345	2,855,303

		2,855,303
TRANSPORTATION—1.60%
Air Transport Services Group Inc.(a)(b)	364,176	1,893,715
Arkansas Best Corp.	174,639	2,200,451
Atlas Air Worldwide Holdings Inc.(a)(b)	179,541	7,811,829
Bristow Group Inc.	243,682	9,910,547

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

CAI International Inc.(a)(b)	53,030	1,054,236
Frontline Ltd.(b)	352,300	1,606,488
GasLog Ltd.(a)	96,504	979,516
Genco Shipping & Trading Ltd.(a)(b)	215,134	656,159
GulfMark Offshore Inc. Class A(a)	142,328	4,844,845
Heartland Express Inc.	74,755	1,069,744
International Shipholding Corp.	37,733	711,644
Knightsbridge Tankers Ltd.(b)	167,533	1,363,719
Marten Transport Ltd.	106,729	2,269,059
Nordic American Tankers Ltd.(b)	358,604	4,866,256
Overseas Shipholding Group Inc.(b)	169,318	1,881,123
Pacer International Inc.(a)	212,420	1,151,316
Patriot Transportation Holding Inc.(a)(b)	43,681	1,027,814
PHI Inc.(a)(b)	82,312	2,289,097
Quality Distribution Inc.(a)(b)	91,778	1,017,818
RailAmerica Inc.(a)(b)	17,379	420,572
Rand Logistics Inc.(a)(b)	115,249	979,616
Roadrunner Transportation Systems Inc.(a)(b)	41,917	707,978
Saia Inc.(a)	89,512	1,959,418
Scorpio Tankers Inc.(a)(b)	258,182	1,649,783
Ship Finance International Ltd.(b)	306,504	4,790,658
Teekay Tankers Ltd. Class A	431,791	1,968,967
Universal Truckload Services Inc.	37,733	570,712
Werner Enterprises Inc.	42,242	1,009,161

		62,662,241
TRUCKING & LEASING—0.30%
AMERCO	58,786	5,288,976
Greenbrier Companies Inc. (The)(a)(b)	156,579	2,752,659
TAL International Group Inc.	98,140	3,286,709
Willis Lease Finance Corp.(a)(b)	37,478	461,729

		11,790,073
VENTURE CAPITAL—0.17%
Fidus Investment Corp.(b)	64,717	981,757
GSV Capital Corp.(a)(b)	132,526	1,232,492
Harris & Harris Group Inc.(a)(b)	213,264	810,403
Hercules Technology Growth Capital Inc.	335,965	3,809,843

		6,834,495
WATER—0.44%
American States Water Co.	114,352	4,526,052
Artesian Resources Corp. Class A	51,253	1,103,990
California Water Service Group	143,662	2,653,437
Connecticut Water Service Inc.	21,127	612,260
Consolidated Water Co. Ltd.	100,290	831,404
Middlesex Water Co.	107,699	2,046,281
PICO Holdings Inc.(a)(b)	153,760	3,445,762
SJW Corp.	66,655	1,600,386
York Water Co. (The)(b)	22,003	393,634

		17,213,206

TOTAL COMMON STOCKS
(Cost: $4,329,691,470)		3,912,566,889

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2012

INVESTMENT COMPANIES—0.03%

CLOSED-END FUNDS—0.03%
Firsthand Technology Value Fund Inc.(a)	58,721	1,037,013

		1,037,013

TOTAL INVESTMENT COMPANIES
(Cost: $1,115,556)		1,037,013

SHORT-TERM INVESTMENTS—18.96%

MONEY MARKET FUNDS—18.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	669,190,936	669,190,936
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	47,236,998	47,236,998
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	27,270,071	27,270,071

		743,698,005

TOTAL SHORT-TERM INVESTMENTS
(Cost: $743,698,005)		743,698,005

TOTAL INVESTMENTS IN SECURITIES—118.76%
(Cost: $5,074,505,031)		4,657,301,907
Other Assets, Less Liabilities—(18.76)%		(735,604,407)

NET ASSETS—100.00%		$3,921,697,500

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.14%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,146	$55,059
Harte-Hanks Inc.	9,978	91,199
Interpublic Group of Companies Inc. (The)	98,033	1,063,658
Lamar Advertising Co. Class A(a)	17,009	486,457
Marchex Inc. Class B	4,633	16,725
MDC Partners Inc.	5,762	65,341
Millennial Media Inc.(a)(b)	2,552	33,661
Omnicom Group Inc.	60,388	2,934,857

		4,746,957
AEROSPACE & DEFENSE—1.78%
AAR Corp.	9,003	121,360
AeroVironment Inc.(a)(b)	3,873	101,899
Alliant Techsystems Inc.	7,357	372,043
API Technologies Corp.(a)	7,239	26,640
Astronics Corp.(a)(b)	2,320	65,517
BE Aerospace Inc.(a)	21,659	945,632
Boeing Co. (The)	165,870	12,324,141
CPI Aerostructures Inc.(a)	1,266	13,926
Cubic Corp.	3,517	169,097
Curtiss-Wright Corp.	10,370	321,988
Esterline Technologies Corp.(a)(b)	6,779	422,671
Exelis Inc.	41,463	408,825
GenCorp Inc.(a)(b)	13,291	86,524
General Dynamics Corp.	70,350	4,640,286
Goodrich Corp.	27,885	3,538,606
HEICO Corp.	11,647	460,289
Kaman Corp.	5,832	180,442
Kratos Defense & Security Solutions Inc.(a)(b)	8,959	52,321
L-3 Communications Holdings Inc.	21,558	1,595,508
LMI Aerospace Inc.(a)(b)	2,000	34,760
Lockheed Martin Corp.	57,728	5,026,954
M/A-COM Technology Solutions Holdings Inc.(a)	1,359	25,142
Moog Inc. Class A(a)(b)	10,042	415,237
National Presto Industries Inc.(b)	1,079	75,282
Northrop Grumman Corp.	55,701	3,553,167
Orbital Sciences Corp.(a)	13,136	169,717
Raytheon Co.	73,814	4,177,134
Rockwell Collins Inc.	32,091	1,583,691
SIFCO Industries Inc.	565	12,984
Spirit AeroSystems Holdings Inc. Class A(a)	26,225	624,942
Teledyne Technologies Inc.(a)(b)	8,154	502,694
TransDigm Group Inc.(a)	11,301	1,517,724
Triumph Group Inc.	11,019	620,039
United Technologies Corp.	201,813	15,242,936

		59,430,118
AGRICULTURE—1.89%
Alico Inc.	780	23,821
Alliance One International Inc.(a)(b)	18,979	65,667
Altria Group Inc.	450,600	15,568,230
Andersons Inc. (The)	4,123	175,887
Archer-Daniels-Midland Co.	145,825	4,304,754
Bunge Ltd.	32,339	2,028,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Cadiz Inc.(a)(b)	3,021	21,781
Griffin Land & Nurseries Inc.	649	18,166
Limoneira Co.(b)	1,912	31,013
Lorillard Inc.	28,903	3,813,751
Philip Morris International Inc.	377,683	32,956,619
Reynolds American Inc.	72,909	3,271,427
Star Scientific Inc.(a)(b)	32,409	147,785
Tejon Ranch Co.(a)(b)	2,924	83,685
Universal Corp.	5,168	239,433
Vector Group Ltd.(b)	11,766	200,257

		62,951,225
AIRLINES—0.24%
Alaska Air Group Inc.(a)	15,707	563,881
Allegiant Travel Co.(a)(b)	3,324	231,616
Copa Holdings SA Class A	7,312	603,094
Delta Air Lines Inc.(a)	188,273	2,061,589
Hawaiian Holdings Inc.(a)(b)	11,497	74,846
JetBlue Airways Corp.(a)(b)	51,894	275,038
Republic Airways Holdings Inc.(a)(b)	10,527	58,425
SkyWest Inc.	11,305	73,822
Southwest Airlines Co.	169,867	1,566,174
Spirit Airlines Inc.(a)	9,251	180,024
United Continental Holdings Inc.(a)(b)	73,474	1,787,622
US Airways Group Inc.(a)(b)	36,044	480,467

		7,956,598
APPAREL—0.64%
Carter’s Inc.(a)	10,689	562,241
Cherokee Inc.	1,857	25,868
Coach Inc.	63,639	3,721,609
Columbia Sportswear Co.	2,710	145,310
Crocs Inc.(a)(b)	19,970	322,515
Deckers Outdoor Corp.(a)(b)	8,549	376,241
Delta Apparel Inc.(a)(b)	1,542	21,064
G-III Apparel Group Ltd.(a)(b)	3,722	88,174
Hanesbrands Inc.(a)(b)	21,571	598,164
Iconix Brand Group Inc.(a)	15,740	274,978
Jones Group Inc. (The)	18,080	172,845
K-Swiss Inc. Class A(a)(b)	5,707	17,578
Maidenform Brands Inc.(a)(b)	5,265	104,879
Michael Kors Holdings Ltd.(a)	18,756	784,751
Nike Inc. Class B	80,084	7,029,773
Oxford Industries Inc.	3,115	139,240
Perry Ellis International Inc.(a)(b)	2,649	54,967
Quiksilver Inc.(a)	28,963	67,484
R.G. Barry Corp.	1,857	25,237
Ralph Lauren Corp.	13,645	1,911,119
SKECHERS U.S.A. Inc. Class A(a)(b)	8,356	170,212
Steven Madden Ltd.(a)(b)	8,726	277,050
True Religion Apparel Inc.	5,710	165,476
Under Armour Inc. Class A(a)(b)	8,597	812,245
Unifi Inc.(a)(b)	3,033	34,364
VF Corp.	19,420	2,591,599
Warnaco Group Inc. (The)(a)	9,123	388,457
Weyco Group Inc.	1,432	33,194
Wolverine World Wide Inc.	10,807	419,095

		21,335,729

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

AUTO MANUFACTURERS—0.47%
Ford Motor Co.	830,737	7,966,768
General Motors Co.(a)	169,581	3,344,137
Navistar International Corp.(a)	13,623	386,484
Oshkosh Corp.(a)	20,260	424,447
PACCAR Inc.	79,006	3,096,245
Tesla Motors Inc.(a)(b)	14,454	452,266
Wabash National Corp.(a)(b)	15,246	100,929

		15,771,276
AUTO PARTS & EQUIPMENT—0.41%
Accuride Corp.(a)(b)	10,546	63,276
Allison Transmission Holdings Inc.	5,813	102,076
American Axle & Manufacturing Holdings Inc.(a)(b)	14,810	155,357
Amerigon Inc.(a)(b)	6,542	75,168
BorgWarner Inc.(a)	25,359	1,663,297
Commercial Vehicle Group Inc.(a)(b)	5,413	46,660
Cooper Tire & Rubber Co.	13,762	241,385
Dana Holding Corp.	32,588	417,452
Delphi Automotive PLC(a)	72,629	1,852,039
Dorman Products Inc.(a)	5,446	136,640
Douglas Dynamics Inc.	4,932	70,281
Exide Technologies Inc.(a)(b)	16,906	56,804
Federal-Mogul Corp. Class A(a)(b)	3,987	43,857
Fuel Systems Solutions Inc.(a)(b)	3,259	54,393
Goodyear Tire & Rubber Co. (The)(a)	54,318	641,496
Johnson Controls Inc.	150,625	4,173,819
Lear Corp.	22,047	831,833
Meritor Inc.(a)	21,540	112,439
Miller Industries Inc.	2,390	38,073
Modine Manufacturing Co.(a)(b)	10,151	70,346
Spartan Motors Inc.	7,267	38,079
Standard Motor Products Inc.	4,507	63,459
Superior Industries International Inc.	5,090	83,323
Tenneco Inc.(a)(b)	13,454	360,836
Titan International Inc.	9,393	230,410
Tower International Inc.(a)(b)	1,269	13,325
TRW Automotive Holdings Corp.(a)	22,281	819,050
Visteon Corp.(a)	11,583	434,363
WABCO Holdings Inc.(a)	14,252	754,358

		13,643,894
BANKS—6.19%
1st Source Corp.	3,284	74,218
1st United Bancorp Inc.(a)(b)	6,787	42,147
Access National Corp.	1,658	21,720
Alliance Financial Corp.	1,037	35,611
American National Bankshares Inc.	1,749	41,206
Ameris Bancorp(a)(b)	5,180	65,268
Ames National Corp.	1,810	41,612
Arrow Financial Corp.	2,208	53,367
Associated Banc-Corp	38,488	507,657
BancFirst Corp.	1,424	59,680
Bancorp Inc. (The)(a)(b)	6,376	60,253
BancorpSouth Inc.	20,823	302,350
Bank of America Corp.	2,386,414	19,520,867
Bank of Hawaii Corp.	10,112	464,646
Bank of Kentucky Financial Corp.	1,252	33,353
Bank of Marin Bancorp	1,165	43,117
Bank of New York Mellon Corp. (The)	264,117	5,797,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Bank of the Ozarks Inc.	6,495	195,370
Banner Corp.	4,054	88,823
Bar Harbor Bankshares	870	31,320
BB&T Corp.	154,708	4,772,742
BBCN Bancorp Inc.(a)(b)	17,344	188,876
Berkshire Bancorp Inc.(a)(b)	974	8,571
BOK Financial Corp.	5,682	330,692
Boston Private Financial Holdings Inc.	17,143	153,087
Bridge Bancorp Inc.(b)	1,921	45,316
Bridge Capital Holdings(a)(b)	1,999	32,284
Bryn Mawr Bank Corp.	2,530	53,307
C&F Financial Corp.	717	28,795
Camden National Corp.	1,674	61,302
Capital Bank Corp.(a)(b)	3,045	6,943
Capital City Bank Group Inc.	2,490	18,351
Capital One Financial Corp.	128,512	7,024,466
CapitalSource Inc.	51,539	346,342
Cardinal Financial Corp.	6,562	80,581
Cascade Bancorp(a)(b)	1,303	7,727
Cass Information Systems Inc.	2,032	81,788
Cathay General Bancorp	17,342	286,316
Center Bancorp Inc.	2,637	29,666
CenterState Banks Inc.	6,547	46,811
Central Pacific Financial Corp.(a)(b)	4,817	68,016
Century Bancorp Inc. Class A	750	22,298
Chemical Financial Corp.	6,123	131,645
CIT Group Inc.(a)	44,433	1,583,592
Citigroup Inc.	649,303	17,797,395
Citizens & Northern Corp.	2,658	50,635
Citizens Republic Bancorp Inc.(a)	8,904	152,526
City Holding Co.(b)	3,262	109,897
City National Corp.	10,302	500,471
CNB Financial Corp.	2,690	43,874
CoBiz Financial Inc.	7,744	48,477
Columbia Banking System Inc.	8,745	164,581
Comerica Inc.	43,518	1,336,438
Commerce Bancshares Inc.	16,600	629,140
Community Bank System Inc.	8,694	235,781
Community Trust Bancorp Inc.	3,117	104,388
Crescent Financial Bancshares Inc.(a)	639	2,888
Cullen/Frost Bankers Inc.	11,789	677,750
CVB Financial Corp.	19,579	228,095
Eagle Bancorp Inc.(a)(b)	3,659	57,629
East West Bancorp Inc.	31,976	750,157
Encore Bancshares Inc.(a)(b)	2,082	42,952
Enterprise Bancorp Inc.	1,264	20,717
Enterprise Financial Services Corp.	3,979	43,610
F.N.B. Corp.	31,021	337,198
Farmers National Banc Corp.	4,208	26,216
Fidelity Southern Corp.	2,109	18,222
Fifth Third Bancorp	203,816	2,731,134
Financial Institutions Inc.	3,011	50,826
First Bancorp (North Carolina)	3,292	29,266
First BanCorp (Puerto Rico)(a)	15,669	62,049
First Bancorp Inc. (Maine)	1,916	32,572
First Busey Corp.	16,516	79,772
First California Financial Group Inc.(a)(b)	5,016	34,510
First Citizens BancShares Inc. Class A	1,129	188,148
First Commonwealth Financial Corp.	23,410	157,549
First Community Bancshares Inc.	3,467	50,029
First Connecticut Bancorp Inc.	3,892	52,542
First Financial Bancorp	13,046	208,475
First Financial Bankshares Inc.(b)	6,946	240,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

First Financial Corp.	2,429	70,441
First Horizon National Corp.	56,109	485,343
First Interstate BancSystem Inc.	3,652	52,004
First Merchants Corp.	6,374	79,420
First Midwest Bancorp Inc.	16,530	181,499
First of Long Island Corp. (The)	1,667	48,293
First Republic Bank(a)	22,569	758,318
FirstMerit Corp.	24,363	402,477
FNB United Corp.(a)(b)	2,237	29,059
Franklin Financial Corp.(a)(b)	3,207	52,755
Fulton Financial Corp.	44,335	442,907
German American Bancorp Inc.	2,749	56,355
Glacier Bancorp Inc.	15,951	247,081
Goldman Sachs Group Inc. (The)	108,922	10,441,263
Great Southern Bancorp Inc.	2,211	60,979
Green Bankshares Inc.(a)	2,842	4,718
Guaranty Bancorp(a)	17,014	35,900
Hancock Holding Co.	16,929	515,319
Hanmi Financial Corp.(a)(b)	6,936	72,689
Heartland Financial USA Inc.	3,235	77,640
Heritage Commerce Corp.(a)(b)	4,553	29,595
Heritage Financial Corp.	3,413	50,000
Heritage Oaks Bancorp(a)	4,502	25,076
Home Bancshares Inc.	4,892	149,597
Horizon Bancorp	841	22,118
Hudson Valley Holding Corp.	3,407	61,667
Huntington Bancshares Inc.	191,328	1,224,499
IBERIABANK Corp.	6,542	330,044
Independent Bank Corp. (Massachusetts)(b)	4,781	139,653
International Bancshares Corp.	11,745	229,262
J.P. Morgan Chase & Co.	842,957	30,118,854
KeyCorp	210,903	1,632,389
Lakeland Bancorp Inc.	6,012	63,246
Lakeland Financial Corp.	3,653	98,010
M&T Bank Corp.	28,041	2,315,345
MainSource Financial Group Inc.	4,394	51,981
MB Financial Inc.	12,159	261,905
Mercantile Bank Corp.(a)	1,926	35,535
Merchants Bancshares Inc.	1,161	31,986
Metro Bancorp Inc.(a)(b)	3,026	36,403
MetroCorp Bancshares Inc.(a)	3,534	37,708
Middleburg Financial Corp.	1,207	20,519
MidSouth Bancorp Inc.	1,880	26,470
MidWestOne Financial Group Inc.	1,517	32,616
Morgan Stanley	341,172	4,977,699
National Bankshares Inc.(b)	1,510	45,481
National Penn Bancshares Inc.	27,262	260,897
NBT Bancorp Inc.	7,379	159,313
Northern Trust Corp.	47,773	2,198,513
Northrim BanCorp Inc.	1,445	31,053
Old National Bancorp	20,877	250,733
OmniAmerican Bancorp Inc.(a)(b)	2,429	52,053
Oriental Financial Group Inc.	9,069	100,485
Pacific Capital Bancorp(a)	898	41,066
Pacific Continental Corp.	4,016	35,622
Pacific Mercantile Bancorp(a)	2,396	16,556
PacWest Bancorp	6,736	159,441
Park National Corp.(b)	2,518	175,631
Park Sterling Corp.(a)(b)	7,086	33,375
Peapack-Gladstone Financial Corp.	1,987	30,818
Penns Woods Bancorp Inc.	836	33,281
Peoples Bancorp Inc.	2,434	53,499
Pinnacle Financial Partners Inc.(a)(b)	7,620	148,666

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

PNC Financial Services Group Inc. (The)(c)	117,094	7,155,614
Popular Inc.(a)	22,676	376,648
Preferred Bank(a)	2,626	35,083
PrivateBancorp Inc.	13,291	196,175
Prosperity Bancshares Inc.	10,543	443,122
Regions Financial Corp.	312,998	2,112,736
Renasant Corp.	5,646	88,699
Republic Bancorp Inc. Class A	2,168	48,238
S&T Bancorp Inc.	6,433	118,818
S.Y. Bancorp Inc.(b)	2,630	62,989
Sandy Spring Bancorp Inc.	5,422	97,596
SCBT Financial Corp.	3,359	118,405
Seacoast Banking Corp. of Florida(a)	15,801	23,860
Sierra Bancorp	2,594	25,681
Signature Bank(a)	10,749	655,367
Simmons First National Corp. Class A	3,762	87,467
Southside Bancshares Inc.	3,775	84,862
Southwest Bancorp Inc.(a)	4,239	39,889
State Bank Financial Corp.(a)(b)	7,082	107,363
State Street Corp.	108,195	4,829,825
Stellar One Corp.	5,012	62,550
Sterling Bancorp	6,764	67,505
Sterling Financial Corp.(a)	6,003	113,397
Suffolk Bancorp(a)	2,112	27,393
Sun Bancorp Inc. (New Jersey)(a)(b)	8,518	22,999
SunTrust Banks Inc.	119,213	2,888,531
Susquehanna Bancshares Inc.	41,750	430,025
SVB Financial Group(a)	9,771	573,753
Synovus Financial Corp.	172,030	340,619
Taylor Capital Group Inc.(a)(b)	3,633	59,545
TCF Financial Corp.	35,784	410,800
Texas Capital Bancshares Inc.(a)(b)	8,429	340,447
Tompkins Financial Corp.	2,079	78,337
TowneBank(b)	5,933	83,062
TriCo Bancshares	3,566	54,916
TrustCo Bank Corp. NY	20,766	113,382
Trustmark Corp.	14,323	350,627
U.S. Bancorp	419,453	13,489,608
UMB Financial Corp.	7,124	364,963
Umpqua Holdings Corp.	24,850	327,026
Union First Market Bankshares Corp.	4,420	63,869
United Bankshares Inc.	8,668	224,328
United Community Banks Inc.(a)	9,230	79,101
Univest Corp. of Pennsylvania	3,662	60,533
Valley National Bancorp	43,551	461,641
Virginia Commerce Bancorp Inc.(a)(b)	5,983	50,437
Walker & Dunlop Inc.(a)(b)	2,580	33,153
Washington Banking Co.	3,343	46,468
Washington Trust Bancorp Inc.	3,232	78,796
Webster Financial Corp.	16,001	346,582
Wells Fargo & Co.	1,084,942	36,280,460
WesBanco Inc.	5,197	110,488
West Bancorporation Inc.	3,393	32,267
West Coast Bancorp(a)(b)	3,741	73,511
Westamerica Bancorp	6,191	292,153
Western Alliance Bancorp(a)(b)	15,495	145,033
Wilshire Bancorp Inc.(a)	13,453	73,722
Wintrust Financial Corp.	8,071	286,521
Zions Bancorp	40,736	791,093

		206,566,628

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

BEVERAGES—2.16%
Beam Inc.	34,922	2,182,276
Boston Beer Co. Inc. (The) Class A(a)(b)	1,729	209,209
Brown-Forman Corp. Class B NVS	22,121	2,142,419
Central European Distribution Corp.(a)(b)	14,618	41,807
Coca-Cola Bottling Co. Consolidated	1,048	67,365
Coca-Cola Co. (The)	430,123	33,631,317
Coca-Cola Enterprises Inc.	66,390	1,861,576
Constellation Brands Inc. Class A(a)	34,747	940,254
Craft Brew Alliance Inc.(a)(b)	2,266	18,536
Dr Pepper Snapple Group Inc.	46,943	2,053,756
Farmer Bros. Co.(a)	1,471	11,709
Green Mountain Coffee Roasters Inc.(a)	30,434	662,853
Molson Coors Brewing Co. Class B NVS	28,343	1,179,352
Monster Beverage Corp.(a)	31,937	2,273,914
National Beverage Corp.(a)	2,438	36,424
Peet’s Coffee & Tea Inc.(a)(b)	2,944	176,758
PepsiCo Inc.	346,327	24,471,466

		71,960,991
BIOTECHNOLOGY—1.72%
Acorda Therapeutics Inc.(a)(b)	8,837	208,200
Aegerion Pharmaceuticals Inc.(a)(b)	4,806	71,321
Affymax Inc.(a)(b)	7,973	102,692
Agenus Inc.(a)	5,104	26,745
Alexion Pharmaceuticals Inc.(a)	42,538	4,224,023
Alnylam Pharmaceuticals Inc.(a)(b)	10,314	120,364
AMAG Pharmaceuticals Inc.(a)(b)	4,819	74,213
Amgen Inc.	172,217	12,578,730
Amylin Pharmaceuticals Inc.(a)	36,035	1,017,268
Arena Pharmaceuticals Inc.(a)(b)	43,774	436,864
ARIAD Pharmaceuticals Inc.(a)	36,673	631,142
ArQule Inc.(a)(b)	13,073	77,523
Astex Pharmaceuticals Inc.(a)(b)	20,781	43,432
Bio-Rad Laboratories Inc. Class A(a)	4,473	447,345
BioCryst Pharmaceuticals Inc.(a)	10,979	43,696
Biogen Idec Inc.(a)	53,049	7,659,215
Biotime Inc.(a)(b)	6,824	31,390
Cambrex Corp.(a)(b)	6,425	60,459
Celgene Corp.(a)	97,544	6,258,423
Celldex Therapeutics Inc.(a)(b)	12,740	66,121
Ceres Inc.(a)(b)	1,302	11,783
Charles River Laboratories International Inc.(a)	10,856	355,643
Coronado Biosciences Inc.(a)	3,044	15,372
Cubist Pharmaceuticals Inc.(a)(b)	14,014	531,271
Curis Inc.(a)(b)	17,280	93,312
Dendreon Corp.(a)(b)	34,021	251,755
Discovery Laboratories Inc.(a)	9,725	22,562
Dynavax Technologies Corp.(a)(b)	38,790	167,573
Emergent BioSolutions Inc.(a)	5,765	87,340
Enzon Pharmaceuticals Inc.(a)(b)	9,411	64,654
Exact Sciences Corp.(a)(b)	12,751	136,691
Exelixis Inc.(a)(b)	32,819	181,489
Geron Corp.(a)(b)	28,415	48,874
Gilead Sciences Inc.(a)	167,703	8,599,810
GTx Inc.(a)(b)	5,944	20,982
Halozyme Therapeutics Inc.(a)(b)	20,002	177,218
Harvard Bioscience Inc.(a)(b)	5,836	22,002
Human Genome Sciences Inc.(a)	44,011	577,864
Illumina Inc.(a)	27,315	1,103,253
ImmunoGen Inc.(a)(b)	17,181	288,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Immunomedics Inc.(a)(b)	14,341	51,197
Incyte Corp.(a)(b)	21,247	482,307
InterMune Inc.(a)	14,541	173,765
Lexicon Pharmaceuticals Inc.(a)(b)	44,207	99,466
Life Technologies Corp.(a)	39,512	1,777,645
Ligand Pharmaceuticals Inc. Class B(a)(b)	3,860	65,388
Maxygen Inc.(a)	6,070	36,177
Medicines Co. (The)(a)(b)	12,253	281,084
Merrimack Pharmaceuticals Inc.(a)	3,408	24,810
Momenta Pharmaceuticals Inc.(a)(b)	10,413	140,784
Myriad Genetics Inc.(a)	18,844	447,922
NewLink Genetics Corp.(a)(b)	2,830	42,393
Novavax Inc.(a)(b)	25,910	40,420
NPS Pharmaceuticals Inc.(a)(b)	19,148	164,864
Omeros Corp.(a)(b)	5,004	50,040
OncoGenex Pharmaceutical Inc.(a)(b)	3,243	43,586
Oncothyreon Inc.(a)(b)	12,650	59,202
Pacific Biosciences of California Inc.(a)(b)	8,860	19,226
PDL BioPharma Inc.(b)	30,946	205,172
Regeneron Pharmaceuticals Inc.(a)(b)	17,116	1,954,989
Repligen Corp.(a)(b)	6,902	29,679
RTI Biologics Inc.(a)(b)	12,027	45,222
Sangamo BioSciences Inc.(a)(b)	11,403	62,945
Seattle Genetics Inc.(a)(b)	20,993	533,012
Sequenom Inc.(a)(b)	25,224	102,409
Spectrum Pharmaceuticals Inc.(a)(b)	13,236	205,952
Sunesis Pharmaceuticals Inc.(a)(b)	6,207	17,814
Transcept Pharmaceuticals Inc.(a)	2,837	17,589
Trius Therapeutics Inc.(a)(b)	5,561	32,031
United Therapeutics Corp.(a)	11,163	551,229
Verastem Inc.(a)(b)	1,443	14,719
Vertex Pharmaceuticals Inc.(a)	46,754	2,614,484
Vical Inc.(a)(b)	16,856	60,682
XOMA Corp.(a)	15,203	45,609
ZIOPHARM Oncology Inc.(a)(b)	14,799	88,054

		57,518,778
BUILDING MATERIALS—0.21%
AAON Inc.(b)	4,099	77,266
American DG Energy Inc.(a)	5,479	12,437
Apogee Enterprises Inc.	6,333	101,771
Armstrong World Industries Inc.	4,712	231,642
Builders FirstSource Inc.(a)(b)	9,915	46,997
Comfort Systems USA Inc.	8,230	82,465
Drew Industries Inc.(a)	4,274	119,031
Eagle Materials Inc.	10,065	375,827
Fortune Brands Home & Security Inc.(a)(b)	35,318	786,532
Gibraltar Industries Inc.(a)(b)	6,824	70,833
Griffon Corp.	10,100	86,658
Headwaters Inc.(a)(b)	13,261	68,294
Interline Brands Inc.(a)(b)	7,070	177,245
Lennox International Inc.	11,316	527,665
Louisiana-Pacific Corp.(a)(b)	30,566	332,558
LSI Industries Inc.	4,248	30,246
Martin Marietta Materials Inc.	10,146	799,708
Masco Corp.	79,016	1,095,952
NCI Building Systems Inc.(a)(b)	4,001	43,331
Nortek Inc.(a)	1,726	86,369
Owens Corning(a)	26,910	768,012
Patrick Industries Inc.(a)	896	11,424
PGT Inc.(a)(b)	4,413	13,371
Quanex Building Products Corp.	8,163	145,955

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Simpson Manufacturing Co. Inc.	8,881	262,078
Texas Industries Inc.	4,979	194,231
Trex Co. Inc.(a)(b)	3,093	93,068
Universal Forest Products Inc.	4,349	169,524
USG Corp.(a)(b)	16,468	313,715

		7,124,205
CHEMICALS—2.43%
A. Schulman Inc.	6,553	130,077
Aceto Corp.	5,786	52,248
Air Products and Chemicals Inc.	46,824	3,780,102
Airgas Inc.	15,198	1,276,784
Albemarle Corp.	19,734	1,176,936
American Vanguard Corp.	6,194	164,698
Ashland Inc.	17,362	1,203,360
Balchem Corp.	6,462	210,726
Cabot Corp.	14,001	569,841
Celanese Corp. Series A	34,606	1,198,060
CF Industries Holdings Inc.	14,541	2,817,173
Chemtura Corp.(a)(b)	21,933	318,029
Codexis Inc.(a)(b)	6,169	23,072
Cytec Industries Inc.	10,196	597,893
Dow Chemical Co. (The)	264,707	8,338,270
E.I. du Pont de Nemours and Co.	207,500	10,493,275
Eastman Chemical Co.	30,525	1,537,544
Ecolab Inc.	57,585	3,946,300
Ferro Corp.(a)(b)	19,340	92,832
FMC Corp.	30,342	1,622,690
Georgia Gulf Corp.	7,530	193,295
H.B. Fuller Co.	11,026	338,498
Hawkins Inc.(b)	1,989	75,940
Huntsman Corp.	42,239	546,573
Innophos Holdings Inc.	4,800	271,008
Innospec Inc.(a)(b)	5,123	151,692
International Flavors & Fragrances Inc.	17,936	982,893
Intrepid Potash Inc.(a)(b)	11,969	272,414
KMG Chemicals Inc.	1,746	33,663
Kraton Performance Polymers Inc.(a)(b)	7,203	157,818
Kronos Worldwide Inc.(b)	4,530	71,529
Landec Corp.(a)(b)	5,752	49,237
LyondellBasell Industries NV Class A	71,152	2,865,291
Minerals Technologies Inc.	3,940	251,293
Monsanto Co.	118,124	9,778,305
Mosaic Co. (The)	65,675	3,596,363
NewMarket Corp.	1,946	421,504
Oil-Dri Corp. of America	1,090	23,871
Olin Corp.	17,793	371,696
OM Group Inc.(a)(b)	7,205	136,895
OMNOVA Solutions Inc.(a)(b)	10,232	77,149
PolyOne Corp.	19,897	272,191
PPG Industries Inc.	33,724	3,578,791
Praxair Inc.	66,142	7,191,620
Quaker Chemical Corp.	2,862	132,253
Rockwood Holdings Inc.	15,185	673,455
RPM International Inc.	29,103	791,602
Sensient Technologies Corp.	11,069	406,564
Sherwin-Williams Co. (The)	19,244	2,546,943
Sigma-Aldrich Corp.	26,751	1,977,701
Solutia Inc.	27,180	762,399
Spartech Corp.(a)(b)	6,731	34,799
Stepan Co.	1,869	176,022
TPC Group Inc.(a)(b)	2,877	106,305

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Valspar Corp. (The)	20,601	1,081,346
W.R. Grace & Co.(a)	16,510	832,930
Westlake Chemical Corp.	4,411	230,519
Zep Inc.	4,994	68,568
Zoltek Companies Inc.(a)(b)	6,060	54,722

		81,135,567
COAL—0.15%
Alpha Natural Resources Inc.(a)	48,926	426,145
Arch Coal Inc.	47,192	325,153
Cloud Peak Energy Inc.(a)(b)	13,592	229,841
CONSOL Energy Inc.	50,348	1,522,524
Hallador Energy Co.	1,478	12,533
Patriot Coal Corp.(a)(b)	20,068	24,483
Peabody Energy Corp.	60,271	1,477,845
SunCoke Energy Inc.(a)	15,505	227,148
Walter Energy Inc.	13,817	610,159
Westmoreland Coal Co.(a)(b)	2,418	19,465

		4,875,296
COMMERCIAL SERVICES—1.85%
Aaron’s Inc.	16,804	475,721
ABM Industries Inc.	11,948	233,703
Acacia Research Corp.(a)(b)	11,047	411,390
Accretive Health Inc.(a)(b)	12,531	137,340
Advisory Board Co. (The)(a)(b)	7,627	378,223
Alliance Data Systems Corp.(a)(b)	11,145	1,504,575
American Public Education Inc.(a)(b)	3,972	127,104
American Reprographics Co.(a)	8,068	40,582
AMN Healthcare Services Inc.(a)(b)	9,110	54,022
Apollo Group Inc. Class A(a)	22,608	818,184
Arbitron Inc.	5,875	205,625
Ascent Media Corp. Class A(a)(b)	3,148	162,909
Automatic Data Processing Inc.	108,303	6,028,145
AVEO Pharmaceuticals Inc.(a)	8,663	105,342
Avis Budget Group Inc.(a)(b)	23,596	358,659
Barrett Business Services Inc.	1,563	33,042
Booz Allen Hamilton Holding Corp.	5,473	83,627
Bridgepoint Education Inc.(a)(b)	3,861	84,170
Brink’s Co. (The)	10,403	241,142
Capella Education Co.(a)(b)	3,017	104,871
Cardtronics Inc.(a)	9,806	296,239
Career Education Corp.(a)	11,306	75,637
Carriage Services Inc.	3,550	29,536
CBIZ Inc.(a)(b)	8,597	51,066
CDI Corp.	3,053	50,069
Cenveo Inc.(a)(b)	12,011	23,181
Chemed Corp.	4,271	258,139
Collectors Universe Inc.	1,204	17,675
Consolidated Graphics Inc.(a)	1,758	51,070
Convergys Corp.(b)	25,930	382,986
CoreLogic Inc.(a)	23,568	431,530
Corinthian Colleges Inc.(a)(b)	16,995	49,116
Corporate Executive Board Co. (The)	7,442	304,229
Corrections Corp. of America	22,086	650,433
CorVel Corp.(a)(b)	1,350	66,150
CoStar Group Inc.(a)(b)	5,871	476,725
CRA International Inc.(a)(b)	2,363	34,713
Cross Country Healthcare Inc.(a)	6,059	26,478
Deluxe Corp.	11,322	282,371
DeVry Inc.	14,539	450,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Dollar Thrifty Automotive Group Inc.(a)	6,191	501,223
Education Management Corp.(a)(b)	5,911	41,081
Electro Rent Corp.	4,106	66,640
Ennis Inc.	5,886	90,527
Equifax Inc.	26,638	1,241,331
Euronet Worldwide Inc.(a)(b)	11,249	192,583
ExamWorks Group Inc.(a)(b)	6,509	86,114
ExlService Holdings Inc.(a)	5,199	128,103
FleetCor Technologies Inc.(a)	10,824	379,273
Forrester Research Inc.	3,126	105,846
Franklin Covey Co.(a)(b)	3,217	32,942
FTI Consulting Inc.(a)(b)	9,300	267,375
Gartner Inc.(a)(b)	20,640	888,552
Genpact Ltd.(a)	28,048	466,438
GEO Group Inc. (The)(a)	13,606	309,128
Global Cash Access Inc.(a)	14,744	106,304
Global Payments Inc.	17,376	751,165
Grand Canyon Education Inc.(a)(b)	8,884	186,031
Great Lakes Dredge & Dock Corp.	13,284	94,582
Green Dot Corp. Class A(a)(b)	5,340	118,121
H&E Equipment Services Inc.(a)(b)	6,397	96,147
H&R Block Inc.	64,957	1,038,013
Hackett Group Inc. (The)(a)(b)	5,497	30,618
Healthcare Services Group Inc.	14,927	289,285
Heartland Payment Systems Inc.	8,553	257,274
Heidrick & Struggles International Inc.	4,010	70,175
Hertz Global Holdings Inc.(a)(b)	54,975	703,680
Hill International Inc.(a)(b)	5,459	17,469
HMS Holdings Corp.(a)(b)	18,995	632,723
Hudson Global Inc.(a)(b)	7,143	29,786
Huron Consulting Group Inc.(a)(b)	5,100	161,415
ICF International Inc.(a)(b)	4,410	105,134
Insperity Inc.	4,994	135,088
Integramed America Inc.(a)	1,964	27,201
Intersections Inc.	2,014	31,922
Iron Mountain Inc.	33,487	1,103,732
ITT Educational Services Inc.(a)(b)	5,363	325,802
K12 Inc.(a)(b)	5,939	138,379
KAR Auction Services Inc.(a)	6,464	111,116
Kelly Services Inc. Class A	5,820	75,136
Kenexa Corp.(a)(b)	6,081	176,531
Kforce Inc.(a)(b)	6,316	85,013
Korn/Ferry International(a)(b)	10,636	152,627
Landauer Inc.	2,085	119,533
Lender Processing Services Inc.	18,768	474,455
Lincoln Educational Services Corp.	4,922	31,993
Live Nation Entertainment Inc.(a)(b)	31,063	285,158
Mac-Gray Corp.	2,594	36,549
Manpower Inc.	17,731	649,841
MasterCard Inc. Class A	24,011	10,327,371
Matthews International Corp. Class A	6,259	203,355
MAXIMUS Inc.	7,540	390,195
McGrath RentCorp	5,524	146,386
Medifast Inc.(a)(b)	2,997	58,981
MoneyGram International Inc.(a)(b)	4,779	69,773
Monro Muffler Brake Inc.	6,881	228,724
Monster Worldwide Inc.(a)(b)	26,907	228,710
Moody’s Corp.	43,408	1,586,562
Morningstar Inc.	5,333	308,461
Multi-Color Corp.	3,006	66,853
National American University Holdings Inc.	1,935	8,321
National Research Corp.	561	29,368
Navigant Consulting Inc.(a)(b)	11,470	144,981

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Odyssey Marine Exploration Inc.(a)(b)	15,827	59,193
On Assignment Inc.(a)(b)	9,549	152,402
PAREXEL International Corp.(a)	13,313	375,826
Paychex Inc.	71,812	2,255,615
PDI Inc.(a)	2,249	18,532
Pendrell Corp.(a)(b)	33,045	37,010
PHH Corp.(a)(b)	12,571	219,741
Premier Exhibitions Inc.(a)(b)	5,788	15,628
PRGX Global Inc.(a)(b)	4,675	37,166
Providence Service Corp. (The)(a)(b)	2,831	38,813
Quad Graphics Inc.(b)	5,511	79,248
Quanta Services Inc.(a)	46,241	1,113,021
R.R. Donnelley & Sons Co.(b)	40,035	471,212
Rent-A-Center Inc.	13,113	442,433
Resources Connection Inc.	9,438	116,087
Robert Half International Inc.	31,638	903,898
Rollins Inc.	14,107	315,574
RPX Corp.(a)	4,711	67,603
SAIC Inc.	62,822	761,403
SEI Investments Co.	30,333	603,323
Service Corp. International	47,969	593,377
ServiceSource International Inc.(a)	11,045	152,973
Sotheby’s	14,959	499,032
Standard Parking Corp.(a)(b)	3,461	74,481
Steiner Leisure Ltd.(a)(b)	3,404	157,980
Stewart Enterprises Inc. Class A	16,472	117,610
Strayer Education Inc.(b)	2,636	287,377
Swisher Hygiene Inc.(a)(b)	25,106	63,518
Team Health Holdings Inc.(a)(b)	6,311	152,032
Team Inc.(a)(b)	4,454	138,876
TeleTech Holdings Inc.(a)	5,098	81,568
TMS International Corp.(a)(b)	2,812	28,036
TNS Inc.(a)(b)	5,425	97,325
Total System Services Inc.	35,824	857,268
Towers Watson & Co. Class A	13,439	804,996
Tree.com Inc.(a)	1,358	15,536
TrueBlue Inc.(a)	9,008	139,444
United Rentals Inc.(a)(b)	20,737	705,888
Universal Technical Institute Inc.	4,734	63,956
Valassis Communications Inc.(a)(b)	9,498	206,582
Vantiv Inc. Class A(a)	8,767	204,183
Verisk Analytics Inc. Class A(a)	32,521	1,601,984
Viad Corp.	4,456	89,120
VistaPrint NV(a)(b)	8,215	265,345
Weight Watchers International Inc.(a)	5,914	304,926
Western Union Co.	135,812	2,287,074
Westway Group Inc.(a)	2,735	16,383
Wright Express Corp.(a)(b)	8,590	530,175
Zillow Inc. Class A(a)(b)	682	26,346
Zipcar Inc.(a)(b)	5,990	70,263

		61,556,569
COMPUTERS—6.86%
3D Systems Corp.(a)(b)	9,598	327,676
Accenture PLC Class A	142,579	8,567,572
Acorn Energy Inc.	3,997	33,255
Agilysys Inc.(a)(b)	3,240	28,091
Apple Inc.(a)	207,062	120,924,208
Brocade Communications Systems Inc.(a)	101,881	502,273
CACI International Inc. Class A(a)(b)	5,910	325,168
Cadence Design Systems Inc.(a)	60,744	667,577
Carbonite Inc.(a)(b)	2,533	22,645

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

CIBER Inc.(a)(b)	16,230	69,951
Cognizant Technology Solutions Corp. Class A(a)	67,430	4,045,800
Computer Sciences Corp.	34,342	852,368
Computer Task Group Inc.(a)(b)	3,295	49,392
Cray Inc.(a)(b)	8,176	98,766
Datalink Corp.(a)	3,410	32,566
Dell Inc.(a)	326,497	4,087,742
Diebold Inc.	13,908	513,344
Digimarc Corp.(b)	1,583	40,620
DST Systems Inc.	7,369	400,210
EasyLink Services International Corp. Class A(a)	7,061	51,122
Echelon Corp.(a)(b)	8,511	29,618
Electronics For Imaging Inc.(a)(b)	10,357	168,301
EMC Corp.(a)	464,964	11,917,027
Fortinet Inc.(a)	28,881	670,617
Fusion-io Inc.(a)(b)	14,991	313,162
Hewlett-Packard Co.	437,867	8,805,505
iGATE Corp.(a)	7,151	121,710
IHS Inc. Class A(a)	11,145	1,200,651
Imation Corp.(a)(b)	7,054	41,689
Immersion Corp.(a)(b)	6,217	35,002
Insight Enterprises Inc.(a)(b)	9,830	165,439
International Business Machines Corp.	241,381	47,209,296
j2 Global Inc.	10,240	270,541
Jack Henry & Associates Inc.	19,311	666,616
KEY Tronic Corp.(a)	2,348	19,348
Keyw Holding Corp. (The)(a)	4,016	40,321
Lexmark International Inc. Class A	15,784	419,539
LivePerson Inc.(a)(b)	12,234	233,180
Manhattan Associates Inc.(a)(b)	4,496	205,512
Mattersight Corp.(a)	2,282	18,210
Maxwell Technologies Inc.(a)(b)	6,243	40,954
Mentor Graphics Corp.(a)(b)	20,684	310,260
Mercury Computer Systems Inc.(a)(b)	6,834	88,364
MICROS Systems Inc.(a)	17,780	910,336
MTS Systems Corp.	3,579	137,970
NCR Corp.(a)	35,138	798,687
NetApp Inc.(a)	80,418	2,558,901
NetScout Systems Inc.(a)(b)	8,148	175,915
OCZ Technology Group Inc.(a)(b)	15,036	79,691
Quantum Corp.(a)(b)	52,140	105,844
RadiSys Corp.(a)(b)	5,118	32,141
RealD Inc.(a)	9,782	146,339
Riverbed Technology Inc.(a)	35,040	565,896
SanDisk Corp.(a)	53,916	1,966,856
Silicon Graphics International Corp.(a)(b)	7,221	46,359
Spansion Inc. Class A(a)(b)	10,707	117,563
STEC Inc.(a)(b)	7,724	60,247
Stratasys Inc.(a)(b)	4,746	235,164
Super Micro Computer Inc.(a)(b)	6,482	102,805
Sykes Enterprises Inc.(a)	8,646	137,990
Synaptics Inc.(a)(b)	7,488	214,381
Synopsys Inc.(a)	32,260	949,412
Syntel Inc.	3,420	207,594
Teradata Corp.(a)	37,373	2,691,230
Unisys Corp.(a)(b)	9,697	189,576
Virtusa Corp.(a)(b)	4,150	55,402
Vocera Communications Inc.(a)	1,500	40,185
Western Digital Corp.(a)	52,012	1,585,326

		228,743,018

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

COSMETICS & PERSONAL CARE—1.58%
Avon Products Inc.	95,544	1,548,768
Colgate-Palmolive Co.	105,682	11,001,496
Elizabeth Arden Inc.(a)(b)	5,602	217,414
Estee Lauder Companies Inc. (The) Class A	50,977	2,758,875
Inter Parfums Inc.	3,689	63,709
Procter & Gamble Co. (The)	606,775	37,164,969
Revlon Inc. Class A(a)(b)	2,576	36,657

		52,791,888
DISTRIBUTION & WHOLESALE—0.42%
Arrow Electronics Inc.(a)	24,683	809,849
Beacon Roofing Supply Inc.(a)(b)	10,415	262,666
BlueLinx Holdings Inc.(a)(b)	5,441	12,786
Brightpoint Inc.(a)(b)	15,126	81,832
Core-Mark Holding Co. Inc.	2,560	123,238
Fastenal Co.	65,592	2,644,014
Fossil Inc.(a)	12,084	924,909
Genuine Parts Co.	34,548	2,081,517
Houston Wire & Cable Co.	3,869	42,288
Ingram Micro Inc. Class A(a)	33,675	588,302
LKQ Corp.(a)	32,622	1,089,575
MRC Global Inc.(a)	5,060	107,677
MWI Veterinary Supply Inc.(a)	2,806	288,373
Owens & Minor Inc.	14,085	431,424
Pool Corp.	10,545	426,651
Rentrak Corp.(a)(b)	2,082	42,993
ScanSource Inc.(a)(b)	6,135	187,976
Titan Machinery Inc.(a)(b)	3,758	114,131
United Stationers Inc.	9,032	243,412
W.W. Grainger Inc.	12,943	2,475,219
Watsco Inc.	6,491	479,036
WESCO International Inc.(a)(b)	9,629	554,149

		14,012,017
DIVERSIFIED FINANCIAL SERVICES—2.26%
Affiliated Managers Group Inc.(a)	11,364	1,243,790
Air Lease Corp.(a)	14,983	290,520
Aircastle Ltd.(b)	13,063	157,409
American Express Co.	221,728	12,906,787
Ameriprise Financial Inc.	48,434	2,531,161
Artio Global Investors Inc. Class A	6,823	23,880
Asset Acceptance Capital Corp.(a)	3,556	24,181
Asta Funding Inc.	2,482	23,256
BGC Partners Inc. Class A	21,901	128,559
BlackRock Inc.(c)	28,200	4,788,924
Calamos Asset Management Inc. Class A	4,138	47,380
California First National Bancorp(b)	437	6,857
CBOE Holdings Inc.	19,323	534,861
Charles Schwab Corp. (The)	237,984	3,077,133
CIFC Corp.(a)(b)	1,412	10,406
CME Group Inc.	14,717	3,945,775
Cohen & Steers Inc.(b)	4,105	141,664
Cowen Group Inc. Class A(a)	19,509	51,894
Credit Acceptance Corp.(a)(b)	1,751	147,837
DFC Global Corp.(a)(b)	9,768	180,024
Diamond Hill Investment Group Inc.	596	46,661
Discover Financial Services	117,435	4,060,902
Doral Financial Corp.(a)	27,758	41,637
Duff & Phelps Corp. Class A	6,849	99,310

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

E*TRADE Financial Corp.(a)	63,103	507,348
Eaton Vance Corp.	25,533	688,114
Edelman Financial Group Inc.	4,417	38,428
Ellie Mae Inc.(a)(b)	4,809	86,562
Encore Capital Group Inc.(a)	4,872	144,309
Epoch Holding Corp.	3,551	80,892
Evercore Partners Inc. Class A	6,359	148,737
FBR & Co.(a)(b)	9,593	26,573
Federal Agricultural Mortgage Corp. Class C NVS	2,254	59,122
Federated Investors Inc. Class B(b)	20,254	442,550
Financial Engines Inc.(a)(b)	10,301	220,956
First Marblehead Corp. (The)(a)(b)	12,042	14,089
Franklin Resources Inc.	30,837	3,422,599
FX Alliance Inc.(a)(b)	1,354	21,271
FXCM Inc.	4,601	54,108
GAIN Capital Holdings Inc.	3,339	16,662
GAMCO Investors Inc. Class A	1,429	63,433
GFI Group Inc.	15,400	54,824
Greenhill & Co. Inc.	6,452	230,014
Higher One Holdings Inc.(a)(b)	7,173	87,654
Horizon Technology Finance Corp.	1,401	23,102
Interactive Brokers Group Inc. Class A	8,859	130,404
IntercontinentalExchange Inc.(a)	16,100	2,189,278
INTL FCStone Inc.(a)(b)	3,116	60,295
Invesco Ltd.	99,319	2,244,609
Investment Technology Group Inc.(a)(b)	8,602	79,138
Janus Capital Group Inc.	41,900	327,658
Jefferies Group Inc.	31,445	408,471
JMP Group Inc.	3,303	20,413
KBW Inc.	7,728	127,126
Knight Capital Group Inc. Class A(a)(b)	21,812	260,435
Ladenburg Thalmann Financial Services Inc.(a)(b)	23,205	35,736
Lazard Ltd. Class A(b)	25,283	657,105
Legg Mason Inc.	31,239	823,772
LPL Financial Holdings Inc.	11,216	378,764
Manning & Napier Inc.	3,010	42,832
MarketAxess Holdings Inc.	8,114	216,157
Marlin Business Services Corp.	1,886	30,912
Medley Capital Corp.	3,863	46,511
MicroFinancial Inc.	1,912	15,487
NASDAQ OMX Group Inc. (The)	25,731	583,322
National Financial Partners Corp.(a)(b)	9,014	120,788
Nationstar Mortgage Holdings Inc.(a)(b)	4,270	91,890
Nelnet Inc. Class A	5,307	122,061
Netspend Holdings Inc.(a)(b)	6,921	63,604
NewStar Financial Inc.(a)(b)	5,794	75,090
Nicholas Financial Inc.	2,114	27,101
NYSE Euronext Inc.	56,202	1,437,647
Ocwen Financial Corp.(a)	23,878	448,429
Oppenheimer Holdings Inc. Class A	2,245	35,291
Piper Jaffray Companies Inc.(a)(b)	3,586	84,020
Portfolio Recovery Associates Inc.(a)(b)	3,791	345,967
Pzena Investment Management Inc. Class A	1,904	8,435
Raymond James Financial Inc.	25,162	861,547
Regional Management Corp.(a)	1,089	17,914
SeaCube Container Leasing Ltd.	2,408	41,105
SLM Corp.	107,923	1,695,470
Solar Senior Capital Ltd.	2,120	35,828
Stifel Financial Corp.(a)(b)	11,874	366,907
SWS Group Inc.(a)	6,351	33,851
T. Rowe Price Group Inc.	56,496	3,556,988
TD Ameritrade Holding Corp.	51,323	872,491
Teton Advisors Inc. Class B(b)	32	416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Virtus Investment Partners Inc.(a)(b)	1,341	108,621
Visa Inc. Class A	115,719	14,306,340
Waddell & Reed Financial Inc. Class A	19,104	578,469
WageWorks Inc.(a)	1,459	21,973
Walter Investment Management Corp.	6,370	149,313
Westwood Holdings Group Inc.	1,481	55,182
WisdomTree Investments Inc.(a)(b)	13,040	85,673
World Acceptance Corp.(a)(b)	2,443	160,749

		75,429,740
ELECTRIC—3.20%
AES Corp. (The)(a)	141,972	1,821,501
ALLETE Inc.	8,479	354,422
Alliant Energy Corp.	24,551	1,118,789
Ameren Corp.	53,687	1,800,662
Ameresco Inc. Class A(a)(b)	4,497	53,649
American Electric Power Co. Inc.	107,249	4,279,235
Atlantic Power Corp.(a)	25,195	322,748
Avista Corp.	13,039	348,141
Black Hills Corp.	9,732	313,078
Calpine Corp.(a)	89,530	1,478,140
CH Energy Group Inc.	3,312	217,565
Cleco Corp.	13,522	565,625
CMS Energy Corp.	57,884	1,360,274
Consolidated Edison Inc.	64,862	4,033,768
Dominion Resources Inc.	126,553	6,833,862
DTE Energy Co.	37,693	2,236,326
Duke Energy Corp.	296,313	6,832,978
Edison International	72,159	3,333,746
El Paso Electric Co.	8,890	294,792
Empire District Electric Co. (The)(b)	9,401	198,361
EnerNOC Inc.(a)(b)	5,532	40,052
Entergy Corp.	39,247	2,664,479
Exelon Corp.	188,759	7,101,114
FirstEnergy Corp.	92,610	4,555,486
Genie Energy Ltd. Class B	3,420	26,573
GenOn Energy Inc.(a)	171,348	293,005
Great Plains Energy Inc.	30,243	647,503
Hawaiian Electric Industries Inc.	21,357	609,102
IDACORP Inc.	11,061	465,447
Integrys Energy Group Inc.	17,361	987,320
ITC Holdings Corp.	11,366	783,231
MDU Resources Group Inc.	41,783	902,931
MGE Energy Inc.	5,097	241,088
National Fuel Gas Co.	16,034	753,277
NextEra Energy Inc.	92,358	6,355,154
Northeast Utilities	69,469	2,696,092
NorthWestern Corp.	8,056	295,655
NRG Energy Inc.(a)	50,387	874,718
NV Energy Inc.	52,220	918,028
OGE Energy Corp.	21,817	1,129,902
Ormat Technologies Inc.	3,912	83,678
Otter Tail Corp.	7,972	182,320
Pepco Holdings Inc.	50,512	988,520
PG&E Corp.	93,519	4,233,605
Pike Electric Corp.(a)(b)	3,949	30,486
Pinnacle West Capital Corp.	24,226	1,253,453
PNM Resources Inc.	17,659	345,057
Portland General Electric Co.	16,765	446,955
PPL Corp.	128,451	3,572,222
Progress Energy Inc.	65,552	3,944,264
Public Service Enterprise Group Inc.	112,036	3,641,170

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

SCANA Corp.	25,932	1,240,587
Southern Co. (The)	192,364	8,906,453
TECO Energy Inc.	47,725	861,914
UIL Holdings Corp.	11,185	401,094
Unitil Corp.	3,065	81,223
UNS Energy Corp.	8,879	341,042
Westar Energy Inc.	27,918	836,144
Wisconsin Energy Corp.	51,069	2,020,800
Xcel Energy Inc.	107,855	3,064,161

		106,612,967
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
A123 Systems Inc.(a)(b)	23,926	30,147
Acuity Brands Inc.	9,347	475,856
Advanced Energy Industries Inc.(a)(b)	8,819	118,351
American Superconductor Corp.(a)(b)	8,671	40,754
AMETEK Inc.	35,566	1,775,099
Belden Inc.	10,109	337,135
Capstone Turbine Corp.(a)(b)	66,520	67,185
Coleman Cable Inc.	1,827	15,877
Emerson Electric Co.	162,451	7,566,967
Encore Wire Corp.	4,162	111,458
Energizer Holdings Inc.(a)	14,472	1,089,018
EnerSys Inc.(a)(b)	10,651	373,530
Generac Holdings Inc.(a)(b)	5,531	133,076
General Cable Corp.(a)(b)	11,054	286,741
GrafTech International Ltd.(a)	28,086	271,030
Graham Corp.	2,126	39,586
Hubbell Inc. Class B	13,104	1,021,326
Insteel Industries Inc.	3,836	42,771
Littelfuse Inc.	4,802	273,186
Molex Inc.	30,554	731,463
Powell Industries Inc.(a)(b)	2,007	74,981
Power-One Inc.(a)	14,887	67,289
SunPower Corp.(a)	8,818	42,415
Universal Display Corp.(a)(b)	8,828	317,278
Vicor Corp.	4,273	29,655

		15,332,174
ELECTRONICS—1.21%
Agilent Technologies Inc.	76,998	3,021,402
American Science and Engineering Inc.	1,967	111,037
Amphenol Corp. Class A	35,851	1,968,937
Analogic Corp.	2,724	168,888
Avnet Inc.(a)(b)	32,074	989,804
AVX Corp.	10,727	114,672
Badger Meter Inc.	3,221	120,949
Bel Fuse Inc. Class B	2,289	40,309
Benchmark Electronics Inc.(a)	12,785	178,351
Brady Corp. Class A	10,903	299,942
Checkpoint Systems Inc.(a)(b)	9,009	78,468
Coherent Inc.(a)	5,255	227,541
CTS Corp.	7,481	70,471
Cymer Inc.(a)(b)	6,876	405,340
Daktronics Inc.	8,051	55,632
Electro Scientific Industries Inc.	5,174	61,157
ESCO Technologies Inc.	5,908	215,288
FARO Technologies Inc.(a)(b)	3,761	158,263
FEI Co.(a)(b)	8,427	403,148
FLIR Systems Inc.	34,097	664,891
Fluidigm Corp.(a)	4,568	68,703

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Garmin Ltd.	24,120	923,555
Gentex Corp.	31,897	665,690
GSI Group Inc.(a)(b)	6,493	74,410
Honeywell International Inc.	172,543	9,634,801
II-VI Inc.(a)(b)	11,718	195,339
InvenSense Inc.(a)(b)	8,103	91,564
Itron Inc.(a)(b)	8,873	365,923
Jabil Circuit Inc.	40,975	833,022
Kemet Corp.(a)(b)	9,951	59,805
LeCroy Corp.(a)	3,785	53,974
Measurement Specialties Inc.(a)(b)	3,353	109,006
Mesa Laboratories Inc.	579	26,918
Methode Electronics Inc.	8,082	68,778
Mettler-Toledo International Inc.(a)(b)	6,961	1,084,872
Multi-Fineline Electronix Inc.(a)	1,974	48,639
National Instruments Corp.	20,623	553,934
Newport Corp.(a)(b)	8,569	102,999
NVE Corp.(a)(b)	1,045	56,169
OSI Systems Inc.(a)(b)	4,416	279,709
Park Electrochemical Corp.	4,622	119,617
PerkinElmer Inc.	25,191	649,928
Plexus Corp.(a)(b)	7,770	219,114
Rofin-Sinar Technologies Inc.(a)(b)	6,303	119,316
Rogers Corp.(a)(b)	3,621	143,428
Sanmina-SCI Corp.(a)(b)	17,860	146,273
SRS Labs Inc.(a)(b)	2,631	23,679
Stoneridge Inc.(a)(b)	6,198	42,208
Sypris Solutions Inc.	2,383	16,609
Taser International Inc.(a)(b)	12,255	64,216
Tech Data Corp.(a)	8,853	426,449
Thermo Fisher Scientific Inc.	81,336	4,222,152
Trimble Navigation Ltd.(a)(b)	27,682	1,273,649
TTM Technologies Inc.(a)(b)	11,918	112,148
Tyco International Ltd.	102,497	5,416,966
Viasystems Group Inc.(a)(b)	867	14,739
Vishay Intertechnology Inc.(a)(b)	31,954	301,326
Vishay Precision Group Inc.(a)(b)	2,684	37,442
Waters Corp.(a)	19,664	1,562,698
Watts Water Technologies Inc. Class A	6,596	219,911
Woodward Inc.	15,286	602,880
Zagg Inc.(a)(b)	5,677	61,936
Zygo Corp.(a)	3,644	65,082

		40,514,066
ENERGY - ALTERNATE SOURCES—0.02%
Amyris Inc.(a)(b)	6,781	30,040
Clean Energy Fuels Corp.(a)(b)	14,688	227,664
Enphase Energy Inc.(a)(b)	1,797	11,177
FuelCell Energy Inc.(a)(b)	32,958	33,288
FutureFuel Corp.	4,365	45,876
Gevo Inc.(a)(b)	4,643	23,076
Green Plains Renewable Energy Inc.(a)(b)	5,567	34,738
KiOR Inc. Class A(a)(b)	5,889	52,706
Renewable Energy Group Inc.(a)(b)	1,638	12,170
REX American Resources Corp.(a)(b)	1,192	23,268
Saratoga Resources Inc.(a)(b)	4,061	23,879
Solazyme Inc.(a)(b)	7,284	101,248

		619,130
ENGINEERING & CONSTRUCTION—0.25%
AECOM Technology Corp.(a)	25,081	412,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Aegion Corp.(a)(b)	8,607	153,979
Argan Inc.(b)	2,199	30,742
Chicago Bridge & Iron Co. NV	21,457	814,508
Dycom Industries Inc.(a)	7,464	138,905
EMCOR Group Inc.	14,772	410,957
Exponent Inc.(a)(b)	2,964	156,588
Fluor Corp.	37,422	1,846,402
Granite Construction Inc.	8,544	223,084
Jacobs Engineering Group Inc.(a)	28,550	1,080,903
KBR Inc.	32,834	811,328
Layne Christensen Co.(a)(b)	4,438	91,822
MasTec Inc.(a)(b)	12,954	194,828
McDermott International Inc.(a)	52,126	580,684
Michael Baker Corp.(a)(b)	1,951	50,902
Mistras Group Inc.(a)(b)	3,479	91,428
MYR Group Inc.(a)(b)	4,578	78,101
Orion Marine Group Inc.(a)(b)	5,889	40,987
Shaw Group Inc. (The)(a)	14,555	397,497
Sterling Construction Co. Inc.(a)(b)	3,593	36,720
Tutor Perini Corp.(a)	7,948	100,701
URS Corp.	16,732	583,612
VSE Corp.	902	21,459

		8,348,719
ENTERTAINMENT—0.20%
Bally Technologies Inc.(a)	9,574	446,723
Bluegreen Corp.(a)(b)	3,222	15,981
Carmike Cinemas Inc.(a)	3,948	57,838
Churchill Downs Inc.	2,897	170,315
Cinemark Holdings Inc.	25,384	580,024
Dolby Laboratories Inc. Class A(a)	11,135	459,875
DreamWorks Animation SKG Inc. Class A(a)(b)	15,063	287,101
International Game Technology	65,319	1,028,774
International Speedway Corp. Class A	6,154	161,112
Isle of Capri Casinos Inc.(a)(b)	4,454	27,481
Lions Gate Entertainment Corp.(a)(b)	18,852	277,878
Madison Square Garden Inc. Class A(a)	13,413	502,183
Marriott Vacations Worldwide Corp.(a)(b)	5,915	183,247
Multimedia Games Holding Co. Inc.(a)(b)	6,098	85,372
National CineMedia Inc.	12,469	189,155
Penn National Gaming Inc.(a)(b)	14,569	649,632
Pinnacle Entertainment Inc.(a)	13,759	132,362
Reading International Inc. Class A(a)(b)	3,750	20,287
Regal Entertainment Group Class A	18,052	248,396
Scientific Games Corp. Class A(a)(b)	12,597	107,704
Shuffle Master Inc.(a)(b)	12,240	168,912
Six Flags Entertainment Corp.	8,806	477,109
Speedway Motorsports Inc.	2,575	43,543
Vail Resorts Inc.(b)	7,960	398,637

		6,719,641
ENVIRONMENTAL CONTROL—0.32%
ADA-ES Inc.(a)(b)	2,010	50,994
Calgon Carbon Corp.(a)(b)	12,516	177,977
Casella Waste Systems Inc. Class A(a)(b)	5,523	32,309
CECO Environmental Corp.	1,619	12,790
Clean Harbors Inc.(a)	10,496	592,184
Covanta Holding Corp.	24,172	414,550
Darling International Inc.(a)	26,067	429,845
Energy Recovery Inc.(a)(b)	9,979	23,950
EnergySolutions Inc.(a)	17,398	29,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

GSE Holding Inc.(a)(b)	1,812	19,153
Heckmann Corp.(a)(b)	29,777	100,646
Heritage-Crystal Clean Inc.(a)	1,719	28,106
Met-Pro Corp.	3,194	29,417
Metalico Inc.(a)(b)	8,743	19,235
Mine Safety Appliances Co.	6,139	247,033
Rentech Inc.(a)	48,306	99,510
Republic Services Inc.	67,094	1,775,307
Stericycle Inc.(a)(b)	18,825	1,725,688
Tetra Tech Inc.(a)	14,099	367,702
TRC Companies Inc.(a)(b)	3,350	20,368
US Ecology Inc.	4,127	73,213
Waste Connections Inc.	27,295	816,666
Waste Management Inc.	102,522	3,424,235

		10,510,281
FOOD—1.82%
Annie’s Inc.(a)(b)	1,117	46,758
Arden Group Inc. Class A	251	21,890
B&G Foods Inc. Class A	10,704	284,726
Cal-Maine Foods Inc.	3,174	124,103
Calavo Growers Inc.	2,689	68,785
Campbell Soup Co.	38,652	1,290,204
Chefs’ Warehouse Inc. (The)(a)	2,455	44,313
Chiquita Brands International Inc.(a)(b)	9,886	49,430
ConAgra Foods Inc.	92,027	2,386,260
Dean Foods Co.(a)	40,815	695,079
Diamond Foods Inc.(b)	4,877	87,006
Dole Food Co. Inc.(a)(b)	7,819	68,651
Flowers Foods Inc.	24,770	575,407
Fresh Del Monte Produce Inc.(b)	8,476	198,932
Fresh Market Inc. (The)(a)(b)	6,106	327,465
General Mills Inc.	143,341	5,524,362
H.J. Heinz Co.	70,839	3,852,225
Hain Celestial Group Inc.(a)	8,188	450,667
Harris Teeter Supermarkets Inc.	9,742	399,325
Hershey Co. (The)	33,251	2,395,069
Hillshire Brands Co.	26,282	761,915
Hormel Foods Corp.	29,752	905,056
Ingles Markets Inc. Class A	2,751	44,098
Ingredion Inc.	16,913	837,532
Inventure Foods Inc.(a)(b)	2,934	18,484
J&J Snack Foods Corp.	3,292	194,557
J.M. Smucker Co. (The)	24,786	1,871,839
John B. Sanfilippo & Son Inc.(a)	1,781	31,791
Kellogg Co.	53,531	2,640,684
Kraft Foods Inc. Class A	392,614	15,162,753
Kroger Co. (The)	124,258	2,881,543
Lancaster Colony Corp.	4,101	292,032
Lifeway Foods Inc.(b)	1,002	10,391
McCormick & Co. Inc. NVS	29,343	1,779,653
Nash-Finch Co.	2,642	56,750
Pilgrim’s Pride Corp.(a)(b)	13,331	95,317
Post Holdings Inc.(a)(b)	6,070	186,652
Ralcorp Holdings Inc.(a)	12,216	815,296
Safeway Inc.	53,195	965,489
Sanderson Farms Inc.	5,107	234,003
Seaboard Corp.(a)	68	145,043
Seneca Foods Corp. Class A(a)(b)	2,019	54,311
Smart Balance Inc.(a)(b)	13,084	122,859
Smithfield Foods Inc.(a)	35,632	770,720
Snyders-Lance Inc.	9,799	247,229

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Spartan Stores Inc.	4,808	87,169
SUPERVALU Inc.(b)	47,050	243,719
Sysco Corp.	129,717	3,866,864
Tootsie Roll Industries Inc.(b)	5,258	125,456
TreeHouse Foods Inc.(a)(b)	7,985	497,386
Tyson Foods Inc. Class A	64,303	1,210,825
United Natural Foods Inc.(a)(b)	10,796	592,268
Village Super Market Inc. Class A	1,880	61,250
Weis Markets Inc.	2,402	106,937
Whole Foods Market Inc.	40,650	3,874,758

		60,683,286
FOREST PRODUCTS & PAPER—0.19%
Boise Inc.	22,352	147,076
Buckeye Technologies Inc.	8,748	249,231
Clearwater Paper Corp.(a)(b)	5,204	177,560
Deltic Timber Corp.	2,395	146,047
Domtar Corp.	7,984	612,453
International Paper Co.	96,872	2,800,570
KapStone Paper and Packaging Corp.(a)(b)	8,986	142,428
MeadWestvaco Corp.	38,263	1,100,061
Neenah Paper Inc.	3,470	92,614
Orchids Paper Products Co.	1,288	22,772
P.H. Glatfelter Co.	9,497	155,466
Resolute Forest Products Inc.(a)	18,010	208,556
Schweitzer-Mauduit International Inc.	3,467	236,241
Wausau Paper Corp.	9,784	95,198

		6,186,273
GAS—0.41%
AGL Resources Inc.	25,959	1,005,911
Atmos Energy Corp.	19,908	698,174
CenterPoint Energy Inc.	94,550	1,954,349
Chesapeake Utilities Corp.	2,152	94,086
Delta Natural Gas Co. Inc.	1,519	33,008
Laclede Group Inc. (The)	4,961	197,497
New Jersey Resources Corp.	9,210	401,648
NiSource Inc.	62,861	1,555,810
Northwest Natural Gas Co.	5,934	282,458
Piedmont Natural Gas Co.	15,829	509,536
Questar Corp.	39,428	822,468
Sempra Energy	53,372	3,676,263
South Jersey Industries Inc.	6,758	344,455
Southwest Gas Corp.	10,205	445,448
UGI Corp.	24,859	731,600
Vectren Corp.	18,109	534,578
WGL Holdings Inc.	11,379	452,315

		13,739,604
HAND & MACHINE TOOLS—0.16%
Franklin Electric Co. Inc.	5,191	265,416
Hardinge Inc.	2,616	23,806
Kennametal Inc.	17,685	586,258
Lincoln Electric Holdings Inc.	18,522	811,078
Regal Beloit Corp.	8,589	534,751
Snap-on Inc.	12,852	800,037
Stanley Black & Decker Inc.	37,860	2,436,669

		5,458,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

HEALTH CARE - PRODUCTS—2.05%
Abaxis Inc.(a)(b)	4,815	178,155
ABIOMED Inc.(a)(b)	7,433	169,621
Accuray Inc.(a)(b)	15,945	109,064
Affymetrix Inc.(a)(b)	15,330	71,898
Alere Inc.(a)	17,847	346,946
Alphatec Holdings Inc.(a)(b)	11,758	21,635
AngioDynamics Inc.(a)(b)	5,440	65,334
ArthroCare Corp.(a)	6,153	180,160
AtriCure Inc.(a)(b)	3,374	32,424
Atrion Corp.	347	71,128
Baxter International Inc.	121,925	6,480,314
Becton, Dickinson and Co.	44,894	3,355,826
BG Medicine Inc.(a)(b)	2,420	16,892
Boston Scientific Corp.(a)	316,264	1,793,217
Bruker Corp.(a)	20,711	275,663
C.R. Bard Inc.	18,574	1,995,591
Cantel Medical Corp.	4,713	128,429
Cardiovascular Systems Inc.(a)(b)	3,661	35,841
CareFusion Corp.(a)	49,105	1,261,016
Cepheid Inc.(a)(b)	14,518	649,680
Cerus Corp.(a)(b)	12,077	40,096
Chindex International Inc.(a)(b)	2,476	24,265
Conceptus Inc.(a)(b)	6,995	138,641
CONMED Corp.	6,257	173,131
Cooper Companies Inc. (The)	10,477	835,646
Covidien PLC	106,797	5,713,639
CryoLife Inc.(a)(b)	6,094	31,872
Cyberonics Inc.(a)(b)	6,118	274,943
Cynosure Inc. Class A(a)(b)	2,102	44,457
DexCom Inc.(a)(b)	15,245	197,575
Edwards Lifesciences Corp.(a)	25,386	2,622,374
Endologix Inc.(a)(b)	12,303	189,958
EnteroMedics Inc.(a)	5,695	19,648
Exactech Inc.(a)(b)	1,856	31,125
Female Health Co. (The)	4,025	23,627
Gen-Probe Inc.(a)	10,089	829,316
Genomic Health Inc.(a)	3,565	119,071
Greatbatch Inc.(a)	5,200	118,092
Haemonetics Corp.(a)(b)	5,627	417,017
Hanger Inc.(a)(b)	7,588	194,556
Hansen Medical Inc.(a)(b)	11,631	26,402
HeartWare International Inc.(a)(b)	3,142	279,010
Henry Schein Inc.(a)	19,885	1,560,774
Hill-Rom Holdings Inc.	13,784	425,236
Hologic Inc.(a)	58,542	1,056,098
Hospira Inc.(a)	36,541	1,278,204
ICU Medical Inc.(a)(b)	2,786	148,717
IDEXX Laboratories Inc.(a)(b)	12,177	1,170,575
ImmunoCellular Therapeutics Ltd.(a)	8,898	33,367
Insulet Corp.(a)(b)	10,621	226,971
Integra LifeSciences Holdings Corp.(a)(b)	4,314	160,395
Intuitive Surgical Inc.(a)	8,791	4,868,368
Invacare Corp.	7,079	109,229
IRIS International Inc.(a)	3,532	39,912
Luminex Corp.(a)(b)	9,271	227,047
MAKO Surgical Corp.(a)(b)	8,035	205,776
Masimo Corp.(a)	11,089	248,172
MEDTOX Scientific Inc.(a)	1,651	44,511
Medtronic Inc.	229,679	8,895,468
Merge Healthcare Inc.(a)(b)	13,501	38,613
Meridian Bioscience Inc.	9,123	186,657

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Merit Medical Systems Inc.(a)(b)	9,345	129,054
Natus Medical Inc.(a)(b)	6,579	76,448
Navidea Biopharmaceuticals Inc.(a)(b)	21,605	80,371
NuVasive Inc.(a)(b)	9,597	243,380
NxStage Medical Inc.(a)(b)	10,947	183,472
OraSure Technologies Inc.(a)	10,788	121,257
Orthofix International NV(a)	4,166	171,847
Palomar Medical Technologies Inc.(a)(b)	4,495	38,207
PhotoMedex Inc.(a)	2,924	35,527
PSS World Medical Inc.(a)	11,201	235,109
QIAGEN NV(a)	52,110	870,237
Quidel Corp.(a)(b)	6,194	97,122
ResMed Inc.(a)	31,589	985,577
Rochester Medical Corp.(a)	2,375	25,555
Rockwell Medical Technologies Inc.(a)(b)	4,654	43,329
Sirona Dental Systems Inc.(a)	12,341	555,468
Solta Medical Inc.(a)(b)	13,211	38,708
Spectranetics Corp.(a)(b)	7,560	86,335
St. Jude Medical Inc.	69,517	2,774,423
Staar Surgical Co.(a)(b)	8,094	62,890
Steris Corp.	12,841	402,822
Stryker Corp.	68,582	3,778,868
SurModics Inc.(a)(b)	3,326	57,540
Symmetry Medical Inc.(a)(b)	7,959	68,288
TECHNE Corp.	8,136	603,691
Teleflex Inc.	9,018	549,286
Thoratec Corp.(a)(b)	13,038	437,816
Tornier NV(a)(b)	3,367	75,488
Unilife Corp.(a)(b)	16,523	55,848
Utah Medical Products Inc.	735	24,645
Varian Medical Systems Inc.(a)	24,671	1,499,257
Vascular Solutions Inc.(a)(b)	3,700	46,472
Volcano Corp.(a)(b)	11,848	339,445
West Pharmaceutical Services Inc.	7,528	380,089
Wright Medical Group Inc.(a)(b)	8,698	185,702
Young Innovations Inc.	1,237	42,664
Zeltiq Aesthetics Inc.(a)	3,795	21,252
Zimmer Holdings Inc.	39,023	2,511,520

		68,442,394
HEALTH CARE - SERVICES—1.36%
Acadia Healthcare Co. Inc.(a)(b)	5,129	89,963
Aetna Inc.	76,942	2,983,041
Air Methods Corp.(a)(b)	2,855	280,504
Almost Family Inc.(a)(b)	1,795	40,100
Amedisys Inc.(a)(b)	6,635	82,606
AMERIGROUP Corp.(a)	10,729	707,148
AmSurg Corp.(a)(b)	7,043	211,149
Assisted Living Concepts Inc. Class A	4,261	60,591
Bio-Reference Laboratories Inc.(a)(b)	5,496	144,435
Brookdale Senior Living Inc.(a)	21,566	382,581
Capital Senior Living Corp.(a)(b)	6,302	66,801
Centene Corp.(a)	11,440	345,030
Cigna Corp.	63,864	2,810,016
Community Health Systems Inc.(a)	20,076	562,730
Covance Inc.(a)	12,251	586,210
Coventry Health Care Inc.	31,611	1,004,914
DaVita Inc.(a)	20,801	2,042,866
Emeritus Corp.(a)(b)	6,816	114,713
Ensign Group Inc. (The)	3,869	109,377
Five Star Quality Care Inc.(a)(b)	8,928	27,409
Gentiva Health Services Inc.(a)(b)	6,667	46,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

HCA Holdings Inc.	36,507	1,110,908
Health Management Associates Inc. Class A(a)	56,963	447,160
Health Net Inc.(a)(b)	18,475	448,388
HealthSouth Corp.(a)(b)	21,174	492,507
Healthways Inc.(a)(b)	7,403	59,076
Humana Inc.	36,143	2,798,914
IPC The Hospitalist Co. Inc.(a)(b)	3,704	167,865
Kindred Healthcare Inc.(a)(b)	11,872	116,702
Laboratory Corp. of America Holdings(a)(b)	21,419	1,983,614
LHC Group Inc.(a)(b)	3,619	61,378
LifePoint Hospitals Inc.(a)	10,760	440,945
Lincare Holdings Inc.	19,157	651,721
Magellan Health Services Inc.(a)(b)	6,067	275,017
MEDNAX Inc.(a)	10,885	746,058
Metropolitan Health Networks Inc.(a)(b)	9,901	94,753
Molina Healthcare Inc.(a)(b)	6,660	156,244
National Healthcare Corp.	2,359	106,698
Quest Diagnostics Inc.	35,107	2,102,909
Select Medical Holdings Corp.(a)(b)	7,767	78,524
Skilled Healthcare Group Inc. Class A(a)(b)	4,222	26,514
Sun Healthcare Group Inc.(a)	5,825	48,755
Sunrise Senior Living Inc.(a)(b)	13,026	94,960
Tenet Healthcare Corp.(a)	91,456	479,230
Triple-S Management Corp. Class B(a)(b)	4,276	78,165
U.S. Physical Therapy Inc.	2,573	65,431
UnitedHealth Group Inc.	229,734	13,439,439
Universal American Corp.(a)	8,366	88,094
Universal Health Services Inc. Class B	19,794	854,309
Vanguard Health Systems Inc.(a)	7,084	62,977
WellCare Health Plans Inc.(a)	9,517	504,401
WellPoint Inc.	73,259	4,673,192

		45,453,234
HOLDING COMPANIES - DIVERSIFIED—0.16%
American Capital Ltd.(a)	73,586	741,011
American Realty Capital Trust Inc.	35,232	384,733
Apollo Investment Corp.	45,095	346,330
Ares Capital Corp.	49,187	785,024
Arlington Asset Investment Corp. Class A	1,767	38,362
BlackRock Kelso Capital Corp.(c)	15,894	155,125
Capital Southwest Corp.	664	68,286
Fifth Street Finance Corp.	18,184	181,476
Gladstone Capital Corp.	4,581	36,144
Gladstone Investment Corp.	4,811	35,553
Golub Capital BDC Inc.	3,191	48,152
Harbinger Group Inc.(a)	9,180	71,512
Home Loan Servicing Solutions Ltd.(b)	2,977	39,892
Horizon Pharma Inc.(a)(b)	4,729	33,718
Kohlberg Capital Corp.	4,863	35,305
Leucadia National Corp.	43,673	928,925
Main Street Capital Corp.(b)	5,338	129,180
MCG Capital Corp.	16,824	77,390
Medallion Financial Corp.	4,037	42,873
MVC Capital Inc.	5,245	67,923
New Mountain Finance Corp.	1,908	27,075
NGP Capital Resources Co.	4,712	33,361
PennantPark Investment Corp.	12,542	129,810
Primoris Services Corp.	6,661	79,932
Prospect Capital Corp.(b)	26,907	306,471
Resource America Inc. Class A	2,704	17,252
Solar Capital Ltd.	8,078	179,816
TCP Capital Corp.	1,290	18,653

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

THL Credit Inc.	2,667	35,924
TICC Capital Corp.	8,361	81,102
Triangle Capital Corp.	6,105	139,072

		5,295,382
HOME BUILDERS—0.20%
Beazer Homes USA Inc.(a)(b)	22,581	73,388
Cavco Industries Inc.(a)(b)	1,551	79,535
D.R. Horton Inc.	61,501	1,130,388
Hovnanian Enterprises Inc. Class A(a)(b)	22,243	64,505
KB Home(b)	17,057	167,159
Lennar Corp. Class A	35,798	1,106,516
M.D.C. Holdings Inc.	8,503	277,793
M/I Homes Inc.(a)	4,259	73,766
Meritage Homes Corp.(a)(b)	6,308	214,094
NVR Inc.(a)	1,124	955,400
PulteGroup Inc.(a)(b)	75,644	809,391
Ryland Group Inc. (The)	9,835	251,579
Standard-Pacific Corp.(a)(b)	23,791	147,266
Thor Industries Inc.	9,533	261,300
Toll Brothers Inc.(a)(b)	31,804	945,533
Winnebago Industries Inc.(a)(b)	6,341	64,615

		6,622,228
HOME FURNISHINGS—0.09%
American Woodmark Corp.(a)	2,215	37,876
Bassett Furniture Industries Inc.	2,522	26,002
DTS Inc.(a)(b)	3,651	95,218
Ethan Allen Interiors Inc.	5,402	107,662
Flexsteel Industries	1,011	19,998
Harman International Industries Inc.	15,580	616,968
Hooker Furniture Corp.	2,416	28,485
Kimball International Inc. Class B	7,266	55,948
La-Z-Boy Inc.(a)(b)	11,522	141,605
Sealy Corp.(a)(b)	10,781	19,945
Select Comfort Corp.(a)(b)	12,607	263,738
Skullcandy Inc.(a)(b)	3,612	51,110
Tempur-Pedic International Inc.(a)	14,088	329,518
TiVo Inc.(a)	27,726	229,294
Universal Electronics Inc.(a)(b)	3,274	43,119
VOXX International Corp.(a)(b)	3,931	36,637
Whirlpool Corp.	17,093	1,045,408

		3,148,531
HOUSEHOLD PRODUCTS & WARES—0.45%
A.T. Cross Co. Class A(a)(b)	2,067	20,401
ACCO Brands Corp.(a)(b)	25,118	259,720
American Greetings Corp. Class A(b)	7,769	113,583
Avery Dennison Corp.	22,907	626,277
Blyth Inc.(b)	2,266	78,313
Central Garden & Pet Co. Class A(a)(b)	8,568	93,306
Church & Dwight Co. Inc.	30,735	1,704,870
Clorox Co. (The)	28,821	2,088,370
CSS Industries Inc.	2,169	44,573
Helen of Troy Ltd.(a)(b)	7,051	238,958
Jarden Corp.	17,626	740,645
Kimberly-Clark Corp.	86,832	7,273,917
Prestige Brands Holdings Inc.(a)(b)	11,197	177,025
Scotts Miracle-Gro Co. (The) Class A	9,336	383,896
Spectrum Brands Holdings Inc.(a)	5,107	166,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Tumi Holdings Inc.(a)	4,804	84,070
Tupperware Brands Corp.	12,362	676,943
WD-40 Co.	3,519	175,281

		14,946,483
HOUSEWARES—0.05%
Libbey Inc.(a)(b)	4,530	69,626
Lifetime Brands Inc.	2,261	28,195
Newell Rubbermaid Inc.	64,146	1,163,608
Toro Co. (The)	6,649	487,305

		1,748,734
INSURANCE—3.68%
ACE Ltd.	75,000	5,559,750
Aflac Inc.	103,553	4,410,322
Alleghany Corp.(a)	3,754	1,275,422
Allied World Assurance Co. Holdings Ltd.	8,034	638,462
Allstate Corp. (The)	108,627	3,811,721
Alterra Capital Holdings Ltd.(b)	19,001	443,673
American Equity Investment Life Holding Co.	13,235	145,717
American Financial Group Inc.	18,908	741,761
American International Group Inc.(a)	142,765	4,581,329
American National Insurance Co.	1,600	114,032
American Safety Insurance Holdings Ltd.(a)(b)	2,006	37,613
Amerisafe Inc.(a)(b)	4,020	104,319
AmTrust Financial Services Inc.	5,363	159,335
Aon PLC	72,295	3,381,960
Arch Capital Group Ltd.(a)	29,973	1,189,628
Argo Group International Holdings Ltd.(b)	5,716	167,307
Arthur J. Gallagher & Co.	26,225	919,711
Aspen Insurance Holdings Ltd.	15,789	456,302
Assurant Inc.	18,957	660,462
Assured Guaranty Ltd.	35,798	504,752
Axis Capital Holdings Ltd.	24,223	788,459
Baldwin & Lyons Inc. Class B	2,037	47,340
Berkshire Hathaway Inc. Class B(a)	394,359	32,861,936
Brown & Brown Inc.	25,872	705,529
Chubb Corp. (The)	59,778	4,353,034
Cincinnati Financial Corp.	32,307	1,229,928
Citizens Inc.(a)(b)	8,624	84,084
CNA Financial Corp.	5,818	161,275
CNO Financial Group Inc.	47,074	367,177
Crawford & Co. Class B	5,617	22,974
Donegal Group Inc. Class A	1,687	22,403
Eastern Insurance Holdings Inc.	1,486	25,262
eHealth Inc.(a)(b)	4,430	71,367
EMC Insurance Group Inc.	1,005	20,301
Employers Holdings Inc.	7,130	128,625
Endurance Specialty Holdings Ltd.	9,585	367,297
Enstar Group Ltd.(a)(b)	1,878	185,809
Erie Indemnity Co. Class A	5,736	410,755
Everest Re Group Ltd.	11,672	1,207,935
FBL Financial Group Inc. Class A	2,248	62,967
Fidelity National Financial Inc. Class A	49,300	949,518
First American Financial Corp.	23,469	398,034
Flagstone Reinsurance Holdings SA(b)	11,771	94,286
Fortegra Financial Corp.(a)(b)	1,297	10,376
Genworth Financial Inc. Class A(a)	108,569	614,501
Global Indemnity PLC(a)	2,546	51,557
Greenlight Capital Re Ltd. Class A(a)(b)	6,232	158,417
Hallmark Financial Services Inc.(a)(b)	3,192	24,898

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Hanover Insurance Group Inc. (The)	10,003	391,417
Hartford Financial Services Group Inc. (The)	97,550	1,719,807
HCC Insurance Holdings Inc.	22,381	702,763
Hilltop Holdings Inc.(a)(b)	8,686	89,553
Homeowners Choice Inc.	1,607	28,283
Horace Mann Educators Corp.	8,704	152,146
Independence Holding Co.(b)	1,762	17,356
Infinity Property and Casualty Corp.	2,623	151,268
Investors Title Co.	281	15,997
Kansas City Life Insurance Co.	934	32,867
Kemper Corp.	10,944	336,528
Lincoln National Corp.	63,156	1,381,222
Loews Corp.	69,095	2,826,676
Maiden Holdings Ltd.	10,998	95,463
Markel Corp.(a)	2,141	945,680
Marsh & McLennan Companies Inc.	120,971	3,898,895
MBIA Inc.(a)(b)	31,422	339,672
Meadowbrook Insurance Group Inc.	11,174	98,220
Mercury General Corp.	5,861	244,228
MetLife Inc.	188,377	5,811,430
MGIC Investment Corp.(a)(b)	41,693	120,076
Montpelier Re Holdings Ltd.(b)	11,124	236,830
National Interstate Corp.	1,372	36,482
National Western Life Insurance Co. Class A	496	70,392
Navigators Group Inc. (The)(a)	2,215	110,861
Old Republic International Corp.	57,363	475,539
OneBeacon Insurance Group Ltd. Class A(b)	5,067	65,972
PartnerRe Ltd.	14,285	1,080,946
Phoenix Companies Inc. (The)(a)(b)	25,405	46,999
Platinum Underwriters Holdings Ltd.(b)	7,739	294,856
Presidential Life Corp.	4,723	46,427
Primerica Inc.	10,455	279,462
Principal Financial Group Inc.	66,413	1,742,013
ProAssurance Corp.	6,770	603,139
Progressive Corp. (The)	135,375	2,819,861
Protective Life Corp.	17,887	526,057
Prudential Financial Inc.	103,441	5,009,648
Radian Group Inc.(b)	29,236	96,186
Reinsurance Group of America Inc.	16,309	867,802
RenaissanceRe Holdings Ltd.	11,453	870,543
RLI Corp.	4,712	321,358
Safety Insurance Group Inc.	2,825	114,808
Seabright Holdings Inc.	4,365	38,805
Selective Insurance Group Inc.	12,184	212,123
StanCorp Financial Group Inc.	9,855	366,212
State Auto Financial Corp.	3,189	44,805
Stewart Information Services Corp.(b)	3,962	60,817
Symetra Financial Corp.	17,211	217,203
Torchmark Corp.	21,787	1,101,333
Tower Group Inc.	7,725	161,221
Travelers Companies Inc. (The)	86,149	5,499,752
United Fire Group Inc.	4,470	95,345
Universal Insurance Holdings Inc.	4,087	13,937
Unum Group	63,252	1,210,011
Validus Holdings Ltd.	21,978	703,955
W.R. Berkley Corp.	24,545	955,291
White Mountains Insurance Group Ltd.	1,319	688,188
XL Group PLC	68,974	1,451,213

		122,665,561
INTERNET—3.06%
1-800-FLOWERS.COM Inc.(a)(b)	5,664	19,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

AboveNet Inc.(a)	5,190	435,960
Active Network Inc. (The)(a)(b)	8,643	133,016
Amazon.com Inc.(a)	80,111	18,293,347
Ambient Corp.(a)	625	3,419
Ancestry.com Inc.(a)(b)	6,424	176,853
Angie’s List Inc.(a)(b)	7,915	125,374
AOL Inc.(a)(b)	20,658	580,077
Bankrate Inc.(a)(b)	10,274	188,939
Bazaarvoice Inc.(a)(b)	2,103	38,275
Blucora Inc.(a)	8,931	110,030
Blue Nile Inc.(a)(b)	3,076	91,388
Boingo Wireless Inc.(a)(b)	3,528	40,995
Brightcove Inc.(a)	1,291	19,688
BroadSoft Inc.(a)(b)	6,115	177,090
CafePress Inc.(a)(b)	1,035	15,401
Cogent Communications Group Inc.(a)(b)	10,410	200,392
comScore Inc.(a)(b)	7,865	129,458
Constant Contact Inc.(a)(b)	6,767	120,994
DealerTrack Holdings Inc.(a)(b)	9,436	284,118
Dice Holdings Inc.(a)(b)	10,131	95,130
Digital River Inc.(a)(b)	8,194	136,184
eBay Inc.(a)	256,481	10,774,767
Envivio Inc.(a)	1,753	11,237
ePlus Inc.(a)(b)	840	27,174
Equinix Inc.(a)(b)	10,655	1,871,551
eResearchTechnology Inc.(a)(b)	11,076	88,497
ExactTarget Inc.(a)(b)	2,174	47,524
Expedia Inc.	19,349	930,106
F5 Networks Inc.(a)	17,569	1,749,170
Facebook Inc.(a)	93,294	2,903,309
Global Sources Ltd.(a)(b)	4,222	27,865
Google Inc. Class A(a)	57,323	33,251,353
Groupon Inc.(a)(b)	9,628	102,346
HealthStream Inc.(a)(b)	4,348	113,048
HomeAway Inc.(a)(b)	7,165	155,767
IAC/InterActiveCorp	16,210	739,176
ICG Group Inc.(a)(b)	8,100	74,925
Internap Network Services Corp.(a)(b)	11,809	76,877
IntraLinks Holdings Inc.(a)(b)	8,145	35,675
iPass Inc.(a)	11,617	27,648
Keynote Systems Inc.	3,503	52,020
KIT Digital Inc.(a)(b)	10,698	45,894
Liberty Interactive Corp. Series A(a)	123,784	2,202,117
Limelight Networks Inc.(a)(b)	12,867	37,700
LinkedIn Corp. Class A(a)	13,692	1,455,049
Lionbridge Technologies Inc.(a)(b)	12,485	39,328
Liquidity Services Inc.(a)(b)	5,240	268,236
magicJack VocalTec Ltd.(a)(b)	3,363	63,897
MeetMe Inc.(a)(b)	4,227	9,933
ModusLink Global Solutions Inc.(a)	8,670	25,923
Move Inc.(a)(b)	8,690	79,166
Netflix Inc.(a)	12,316	843,276
NIC Inc.	14,207	180,429
NutriSystem Inc.	6,340	73,290
OpenTable Inc.(a)(b)	5,012	225,590
Orbitz Worldwide Inc.(a)	5,419	19,779
Overstock.com Inc.(a)(b)	2,525	17,448
Pandora Media Inc.(a)(b)	22,674	246,466
PCTEL Inc.	4,133	26,740
Perficient Inc.(a)(b)	7,111	79,857
Priceline.com Inc.(a)	11,026	7,326,997
QuinStreet Inc.(a)(b)	7,282	67,431
Rackspace Hosting Inc.(a)(b)	24,136	1,060,536

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

ReachLocal Inc.(a)(b)	2,170	23,870
RealNetworks Inc.	4,971	42,949
Responsys Inc.(a)(b)	7,952	96,378
Saba Software Inc.(a)	6,581	61,072
Safeguard Scientifics Inc.(a)(b)	4,522	70,001
Sapient Corp.	27,382	275,737
Shutterfly Inc.(a)(b)	7,949	243,955
Sourcefire Inc.(a)(b)	6,568	337,595
Spark Networks Inc.(a)(b)	2,586	13,344
Splunk Inc.(a)	3,452	97,001
SPS Commerce Inc.(a)(b)	2,360	71,697
Stamps.com Inc.(a)	3,153	77,784
Support.com Inc.(a)(b)	10,567	33,709
Symantec Corp.(a)	159,693	2,333,115
Synacor Inc.(a)	1,514	20,742
TechTarget Inc.(a)(b)	3,180	16,027
TIBCO Software Inc.(a)	36,499	1,092,050
Towerstream Corp.(a)(b)	10,598	43,982
Travelzoo Inc.(a)(b)	1,594	36,216
TripAdvisor Inc.(a)(b)	18,084	808,174
United Online Inc.	20,121	84,911
Unwired Planet Inc.(a)(b)	18,694	42,996
US Auto Parts Network Inc.(a)(b)	3,221	13,464
ValueClick Inc.(a)(b)	17,923	293,758
Vasco Data Security International Inc.(a)(b)	6,286	51,419
VeriSign Inc.(a)	34,959	1,523,164
VirnetX Holding Corp.(a)(b)	9,328	328,812
Vocus Inc.(a)(b)	4,591	85,393
Web.com Group Inc.(a)	7,800	142,896
WebMD Health Corp.(a)(b)	11,202	229,753
Websense Inc.(a)	8,262	154,747
XO Group Inc.(a)	5,923	52,537
Yahoo! Inc.(a)	269,870	4,272,042
Yelp Inc.(a)	1,886	42,869
Zix Corp.(a)(b)	13,499	35,097
Zynga Inc. Class A(a)(b)	29,162	158,641

		102,178,909
IRON & STEEL—0.25%
AK Steel Holding Corp.(b)	24,712	145,059
Allegheny Technologies Inc.	23,692	755,538
Carpenter Technology Corp.	9,805	469,071
Cliffs Natural Resources Inc.	31,527	1,553,966
Commercial Metals Co.	25,600	323,584
Metals USA Holdings Corp.(a)(b)	2,527	40,205
Nucor Corp.	70,235	2,661,907
Reliance Steel & Aluminum Co.	16,626	839,613
Schnitzer Steel Industries Inc. Class A	5,615	157,332
Shiloh Industries Inc.	1,426	16,399
Steel Dynamics Inc.	48,579	570,803
United States Steel Corp.(b)	31,865	656,419
Universal Stainless & Alloy Products Inc.(a)(b)	1,520	62,472

		8,252,368
LEISURE TIME—0.27%
Arctic Cat Inc.(a)(b)	2,830	103,465
Black Diamond Inc.(a)(b)	4,683	44,254
Brunswick Corp.	19,812	440,223
Callaway Golf Co.	14,479	85,571
Carnival Corp.	92,048	3,154,485
Harley-Davidson Inc.	51,295	2,345,720

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Interval Leisure Group Inc.	8,612	163,714
Johnson Outdoors Inc. Class A(a)(b)	1,268	26,121
Life Time Fitness Inc.(a)(b)	9,461	440,031
Marine Products Corp.(b)	2,222	13,510
Polaris Industries Inc.	14,317	1,023,379
Royal Caribbean Cruises Ltd.	33,501	872,031
Town Sports International Holdings Inc.(a)(b)	5,168	68,683
WMS Industries Inc.(a)	12,230	243,988

		9,025,175
LODGING—0.43%
Ameristar Casinos Inc.	7,347	130,556
Boyd Gaming Corp.(a)(b)	12,335	88,812
Caesars Entertainment Corp.(a)(b)	8,146	92,864
Choice Hotels International Inc.	5,926	236,625
Gaylord Entertainment Co.(a)(b)	6,900	266,064
Hyatt Hotels Corp. Class A(a)	10,043	373,198
Las Vegas Sands Corp.	88,000	3,827,120
Marcus Corp.	4,450	61,232
Marriott International Inc. Class A	56,328	2,208,058
MGM Resorts International(a)	87,956	981,589
Monarch Casino & Resort Inc.(a)(b)	1,946	17,786
Morgans Hotel Group Co.(a)(b)	4,806	22,588
MTR Gaming Group Inc.(a)	5,062	24,045
Orient-Express Hotels Ltd. Class A(a)(b)	21,530	180,206
Red Lion Hotels Corp.(a)(b)	3,197	27,654
Starwood Hotels & Resorts Worldwide Inc.	43,792	2,322,728
Wyndham Worldwide Corp.	32,285	1,702,711
Wynn Resorts Ltd.	17,639	1,829,517

		14,393,353
MACHINERY—1.26%
AGCO Corp.(a)	21,511	983,698
Alamo Group Inc.	1,549	48,592
Albany International Corp. Class A	6,148	115,029
Altra Holdings Inc.(b)	6,023	95,043
Applied Industrial Technologies Inc.	9,373	345,395
Astec Industries Inc.(a)(b)	4,435	136,066
Babcock & Wilcox Co. (The)(a)	26,230	642,635
Briggs & Stratton Corp.	10,803	188,944
Cascade Corp.	2,072	97,488
Caterpillar Inc.	144,490	12,268,646
Chart Industries Inc.(a)(b)	6,643	456,773
CNH Global NV(a)(b)	6,185	240,349
Cognex Corp.	9,524	301,435
Columbus McKinnon Corp.(a)(b)	4,391	66,260
Cummins Inc.	42,562	4,124,683
Deere & Co.	88,075	7,122,625
DXP Enterprises Inc.(a)(b)	1,958	81,237
Flow International Corp.(a)(b)	10,330	32,540
Flowserve Corp.	12,093	1,387,672
Gardner Denver Inc.	11,064	585,396
Gerber Scientific Inc. Escrow(a)(d)	5,665	57
Global Power Equipment Group Inc.(b)	3,833	83,713
Gorman-Rupp Co. (The)	3,329	99,204
Graco Inc.	13,359	615,583
Hurco Companies Inc.(a)(b)	1,401	28,706
IDEX Corp.	18,593	724,755
Intermec Inc.(a)(b)	13,492	83,650
Intevac Inc.(a)(b)	4,976	37,420
iRobot Corp.(a)(b)	6,113	135,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Joy Global Inc.	23,417	1,328,446
Kadant Inc.(a)(b)	2,559	60,009
Lindsay Corp.	2,835	183,991
Manitowoc Co. Inc. (The)	29,148	341,032
Middleby Corp. (The)(a)(b)	4,143	412,684
NACCO Industries Inc. Class A	1,226	142,523
Nordson Corp.	14,231	729,908
Robbins & Myers Inc.	8,554	357,728
Rockwell Automation Inc.	31,582	2,086,307
Roper Industries Inc.	21,591	2,128,441
Sauer-Danfoss Inc.	2,578	90,050
Tennant Co.	4,176	166,831
Terex Corp.(a)(b)	24,362	434,374
Twin Disc Inc.(b)	1,847	34,151
Wabtec Corp.	10,658	831,431
Xylem Inc.	41,032	1,032,775
Zebra Technologies Corp. Class A(a)	11,524	395,965

		41,885,643
MANUFACTURING—3.07%
3M Co.	153,652	13,767,219
A.O. Smith Corp.	8,654	423,094
Actuant Corp. Class A	15,173	412,099
American Railcar Industries Inc.(a)	2,117	57,371
AptarGroup Inc.	14,726	751,762
AZZ Inc.	2,803	171,712
Barnes Group Inc.	11,996	291,383
Blount International Inc.(a)(b)	10,795	158,147
Carlisle Companies Inc.	13,740	728,495
Ceradyne Inc.	5,394	138,356
Chase Corp.	1,392	18,374
CLARCOR Inc.	11,095	534,335
Colfax Corp.(a)(b)	9,683	266,960
Cooper Industries PLC	35,244	2,402,936
Crane Co.	10,822	393,704
Danaher Corp.	128,553	6,695,040
Donaldson Co. Inc.	32,946	1,099,408
Dover Corp.	40,692	2,181,498
Eaton Corp.	74,803	2,964,443
EnPro Industries Inc.(a)(b)	4,572	170,856
Fabrinet(a)(b)	4,917	61,708
Federal Signal Corp.(a)	13,526	78,992
FreightCar America Inc.	2,613	60,021
General Electric Co.	2,346,250	48,895,850
GP Strategies Corp.(a)(b)	3,233	59,714
Handy & Harman Ltd.(a)(b)	1,269	17,106
Harsco Corp.	17,849	363,763
Hexcel Corp.(a)(b)	22,003	567,457
Hillenbrand Inc.	12,244	225,045
Illinois Tool Works Inc.	94,290	4,986,998
Ingersoll-Rand PLC	66,173	2,791,177
ITT Corp.	20,428	359,533
John Bean Technologies Corp.	6,404	86,902
Koppers Holdings Inc.	4,572	155,448
Leggett & Platt Inc.	30,983	654,671
LSB Industries Inc.(a)	4,194	129,637
Lydall Inc.(a)(b)	3,742	50,592
Movado Group Inc.	3,905	97,703
Myers Industries Inc.	7,456	127,945
NL Industries Inc.	1,450	18,081
Pall Corp.	25,623	1,404,397
Park-Ohio Holdings Corp.(a)(b)	1,980	37,679

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Parker Hannifin Corp.	33,466	2,572,866
Pentair Inc.	21,916	838,944
PMFG Inc.(a)(b)	4,572	35,707
Polypore International Inc.(a)(b)	10,268	414,725
Proto Labs Inc.(a)(b)	1,103	31,722
Raven Industries Inc.	3,994	277,942
Smith & Wesson Holding Corp.(a)	14,444	120,030
SPX Corp.	11,204	731,845
Standex International Corp.	2,797	119,068
STR Holdings Inc.(a)(b)	6,587	30,037
Sturm, Ruger & Co. Inc.(b)	4,264	171,200
Textron Inc.	62,017	1,542,363
Tredegar Corp.	5,354	77,954
TriMas Corp.(a)(b)	7,161	143,936
Trinity Industries Inc.	17,819	445,119

		102,411,069
MEDIA—3.11%
AMC Networks Inc. Class A(a)(b)	12,611	448,321
Beasley Broadcast Group Inc. Class A(a)	1,015	5,978
Belo Corp. Class A	20,621	132,799
Cablevision NY Group Class A	44,434	590,528
CBS Corp. Class B NVS	143,525	4,704,750
Central European Media Enterprises Ltd. Class A(a)(b)	7,982	40,549
Charter Communications Inc. Class A(a)	10,788	764,546
Comcast Corp. Class A	594,657	19,011,184
Courier Corp.	2,265	30,011
Crown Media Holdings Inc. Class A(a)(b)	7,608	13,314
Cumulus Media Inc. Class A(a)(b)	12,538	37,739
Daily Journal Corp.(a)	220	18,872
Demand Media Inc.(a)	6,674	74,749
Dial Global Inc.(a)(b)	1,102	3,659
Digital Domain Media Group Inc.(a)(b)	2,401	15,030
Digital Generation Inc.(a)(b)	5,984	74,022
DIRECTV Class A(a)	145,044	7,081,048
Discovery Communications Inc. Series A(a)	56,471	3,049,434
DISH Network Corp. Class A	45,187	1,290,089
Dolan Co. (The)(a)(b)	6,621	44,559
E.W. Scripps Co. (The) Class A(a)(b)	6,628	63,695
Entercom Communications Corp. Class A(a)(b)	5,278	31,774
Entravision Communications Corp. Class A	10,962	13,264
FactSet Research Systems Inc.	9,939	923,731
Fisher Communications Inc.(a)(b)	1,928	57,667
Gannett Co. Inc.	51,962	765,400
John Wiley & Sons Inc. Class A	10,408	509,888
Journal Communications Inc. Class A(a)(b)	9,423	48,623
Knology Inc.(a)(b)	6,927	136,254
Liberty Global Inc. Series A(a)	58,108	2,883,900
Liberty Media Corp. Series A(a)	24,053	2,114,499
Lin TV Corp. Class A(a)(b)	6,461	19,512
Martha Stewart Living Omnimedia Inc. Class A	5,935	20,179
McClatchy Co. (The) Class A(a)(b)	12,584	27,685
McGraw-Hill Companies Inc. (The)	61,957	2,788,065
Meredith Corp.(b)	8,030	256,478
New York Times Co. (The) Class A(a)(b)	30,248	235,934
News Corp. Class A NVS	463,849	10,339,194
Nexstar Broadcasting Group Inc.(a)(b)	2,387	16,088
Nielsen Holdings NV(a)	26,902	705,370
Outdoor Channel Holdings Inc.	3,129	22,873
Saga Communications Inc. Class A(a)(b)	785	29,131
Salem Communications Corp. Class A	2,284	12,494
Scholastic Corp.	5,758	162,145

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Scripps Networks Interactive Inc. Class A	18,794	1,068,627
Sinclair Broadcast Group Inc. Class A	11,249	101,916
Sirius XM Radio Inc.(a)	841,062	1,555,965
Thomson Reuters Corp.	82,252	2,340,069
Time Warner Cable Inc.	69,199	5,681,238
Time Warner Inc.	212,566	8,183,791
Value Line Inc.(b)	298	3,543
Viacom Inc. Class B NVS	116,881	5,495,745
Walt Disney Co. (The)	395,798	19,196,203
Washington Post Co. (The) Class B	943	352,512
World Wrestling Entertainment Inc. Class A(b)	5,944	46,482

		103,641,115
METAL FABRICATE & HARDWARE—0.26%
A.M. Castle & Co.(a)(b)	3,648	38,742
Ampco-Pittsburgh Corp.	1,861	34,112
CIRCOR International Inc.	3,830	130,565
Dynamic Materials Corp.	2,907	50,378
Eastern Co. (The)	1,389	22,432
Furmanite Corp.(a)(b)	8,052	39,133
Haynes International Inc.	2,715	138,302
Kaydon Corp.	7,112	152,126
L.B. Foster Co. Class A	1,987	56,848
Mueller Industries Inc.	6,024	256,562
Mueller Water Products Inc. Class A	34,906	120,775
NN Inc.(a)	3,668	37,450
Northwest Pipe Co.(a)(b)	2,035	49,369
Olympic Steel Inc.	1,999	32,824
Omega Flex Inc.(a)(b)	597	7,110
Precision Castparts Corp.	32,178	5,292,959
RBC Bearings Inc.(a)(b)	4,918	232,621
Rexnord Corp.(a)	6,407	128,396
RTI International Metals Inc.(a)(b)	6,697	151,553
Sun Hydraulics Corp.	4,627	112,390
Timken Co. (The)	19,312	884,297
Valmont Industries Inc.	5,160	624,205
Worthington Industries Inc.	11,601	237,473

		8,830,622
MINING—0.67%
Alcoa Inc.	236,386	2,068,377
Allied Nevada Gold Corp.(a)(b)	19,868	563,854
AMCOL International Corp.	5,609	158,791
Century Aluminum Co.(a)(b)	11,531	84,522
Coeur d’Alene Mines Corp.(a)	19,885	349,181
Compass Minerals International Inc.	7,313	557,836
Freeport-McMoRan Copper & Gold Inc.	210,174	7,160,628
General Moly Inc.(a)(b)	14,655	46,017
Globe Specialty Metals Inc.	13,651	183,333
Gold Reserve Inc.(a)	11,672	40,735
Gold Resource Corp.(b)	6,636	172,470
Golden Minerals Co.(a)(b)	6,129	27,642
Golden Star Resources Ltd.(a)(b)	58,065	67,355
Hecla Mining Co.	63,418	301,235
Horsehead Holding Corp.(a)(b)	9,545	95,068
Kaiser Aluminum Corp.	4,291	222,445
Materion Corp.	4,557	104,948
McEwen Mining Inc.(a)(b)	43,865	132,034
Midway Gold Corp.(a)(b)	25,505	35,452
Molycorp Inc.(a)(b)	14,627	315,212
Newmont Mining Corp.	108,637	5,269,981

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Noranda Aluminium Holding Corp.	7,426	59,111
Paramount Gold and Silver Corp.(a)(b)	29,305	70,332
Revett Minerals Inc.(a)	5,457	17,953
Royal Gold Inc.	12,999	1,019,122
Southern Copper Corp.	35,913	1,131,619
Stillwater Mining Co.(a)	25,712	219,580
Tahoe Resources Inc.(a)	17,989	249,867
Titanium Metals Corp.	17,780	201,092
United States Antimony Corp.(a)	11,989	48,435
United States Lime & Minerals Inc.(a)(b)	387	18,061
Uranerz Energy Corp.(a)(b)	14,075	20,409
Uranium Energy Corp.(a)(b)	18,913	43,311
US Silica Holdings Inc.(a)(b)	2,616	29,456
Vista Gold Corp.(a)(b)	12,901	37,542
Vulcan Materials Co.	28,631	1,136,937

		22,259,943
MULTI-NATIONAL—0.00%
Banco Latinoamericano de Comercio Exterior SA Class E	6,234	133,595

		133,595
OFFICE & BUSINESS EQUIPMENT—0.09%
Pitney Bowes Inc.(b)	37,554	562,183
Xerox Corp.	298,611	2,350,069

		2,912,252
OFFICE FURNISHINGS—0.03%
CompX International Inc.	268	3,377
Herman Miller Inc.	12,966	240,130
HNI Corp.	10,124	260,693
Interface Inc.	13,027	177,558
Knoll Inc.	10,642	142,816
Steelcase Inc. Class A	16,894	152,553

		977,127
OIL & GAS—7.77%
Abraxas Petroleum Corp.(a)(b)	17,935	57,213
Adams Resources & Energy Inc.	470	19,702
Alon USA Energy Inc.	2,100	17,766
Anadarko Petroleum Corp.	110,625	7,323,375
Apache Corp.	86,546	7,606,528
Apco Oil and Gas International Inc.(b)	2,026	36,569
Approach Resources Inc.(a)	6,431	164,248
Arabian American Development Co.(a)	4,457	43,188
ATP Oil & Gas Corp.(a)(b)	9,702	32,793
Atwood Oceanics Inc.(a)	12,613	477,276
Berry Petroleum Co. Class A	11,632	461,325
Bill Barrett Corp.(a)(b)	10,698	229,151
Bonanza Creek Energy Inc.(a)(b)	2,229	37,068
BPZ Resources Inc.(a)(b)	22,985	58,152
Cabot Oil & Gas Corp.	46,430	1,829,342
Callon Petroleum Co.(a)(b)	8,531	36,342
Carrizo Oil & Gas Inc.(a)(b)	8,832	207,640
Cheniere Energy Inc.(a)	41,199	607,273
Chesapeake Energy Corp.	146,725	2,729,085
Chevron Corp.	436,833	46,085,882
Cimarex Energy Co.	18,966	1,045,406
Clayton Williams Energy Inc.(a)(b)	1,317	63,716
Cobalt International Energy Inc.(a)	40,713	956,756

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Comstock Resources Inc.(a)(b)	10,751	176,531
Concho Resources Inc.(a)	23,053	1,962,271
ConocoPhillips	280,026	15,647,853
Contango Oil & Gas Co.(a)(b)	2,841	168,187
Continental Resources Inc.(a)(b)	9,327	621,365
CREDO Petroleum Corp.(a)	1,542	22,313
Crimson Exploration Inc.(a)(b)	4,756	21,830
CVR Energy Inc.(a)	3,714	98,718
Delek US Holdings Inc.	3,785	66,578
Denbury Resources Inc.(a)	86,436	1,306,048
Devon Energy Corp.	89,551	5,193,063
Diamond Offshore Drilling Inc.	15,230	900,550
Endeavour International Corp.(a)(b)	8,357	70,199
Energen Corp.	15,993	721,764
Energy Partners Ltd.(a)	6,160	104,104
Energy XXI (Bermuda) Ltd.(b)	17,418	545,009
EOG Resources Inc.	59,699	5,379,477
EQT Corp.	29,126	1,562,027
Evolution Petroleum Corp.(a)(b)	3,848	32,092
EXCO Resources Inc.(b)	27,520	208,877
Exxon Mobil Corp.	1,035,500	88,607,735
Forest Oil Corp.(a)	26,187	191,951
FX Energy Inc.(a)(b)	11,951	71,108
Gastar Exploration Ltd.(a)(b)	12,659	24,432
GeoResources Inc.(a)(b)	4,706	172,287
Goodrich Petroleum Corp.(a)(b)	5,865	81,289
Gulfport Energy Corp.(a)	12,373	255,255
Halcon Resources Corp.(a)(b)	15,673	147,953
Harvest Natural Resources Inc.(a)(b)	8,270	70,709
Helmerich & Payne Inc.	21,223	922,776
Hercules Offshore Inc.(a)(b)	35,258	124,813
Hess Corp.	67,422	2,929,486
HollyFrontier Corp.	45,760	1,621,277
Isramco Inc.(a)(b)	237	26,070
Kodiak Oil & Gas Corp.(a)	58,154	477,444
Kosmos Energy Ltd.(a)(b)	15,711	173,607
Laredo Petroleum Holdings Inc.(a)	4,604	95,763
Magnum Hunter Resources Corp.(a)(b)	32,858	137,346
Marathon Oil Corp.	156,189	3,993,753
Marathon Petroleum Corp.	75,463	3,389,798
Matador Resources Co.(a)(b)	3,095	33,240
McMoRan Exploration Co.(a)(b)	22,559	285,823
Midstates Petroleum Co. Inc.(a)	5,357	52,017
Miller Energy Resources Inc.(a)(b)	6,774	33,870
Murphy Oil Corp.	43,028	2,163,878
Nabors Industries Ltd.(a)	64,237	925,013
Newfield Exploration Co.(a)	29,801	873,467
Noble Energy Inc.	39,378	3,340,042
Northern Oil and Gas Inc.(a)	14,093	224,642
Oasis Petroleum Inc.(a)	17,625	426,173
Occidental Petroleum Corp.	179,604	15,404,635
Panhandle Oil and Gas Inc.	1,532	46,175
Parker Drilling Co.(a)(b)	25,862	116,638
Patterson-UTI Energy Inc.	34,474	501,941
PDC Energy Inc.(a)(b)	6,660	163,303
Penn Virginia Corp.	9,933	72,908
PetroCorp Inc. Escrow(a)(d)	1,248	—
PetroQuest Energy Inc.(a)(b)	12,799	63,995
Phillips 66(a)	138,461	4,602,444
Pioneer Natural Resources Co.	27,258	2,404,428
Plains Exploration & Production Co.(a)	28,511	1,003,017
QEP Resources Inc.	39,470	1,182,916
Quicksilver Resources Inc.(a)(b)	26,070	141,299

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Range Resources Corp.	35,937	2,223,422
Resolute Energy Corp.(a)(b)	10,743	102,811
Rex Energy Corp.(a)(b)	9,605	107,672
Rosetta Resources Inc.(a)	11,716	429,274
Rowan Companies PLC(a)	27,479	888,396
Sanchez Energy Corp.(a)(b)	2,583	53,726
SandRidge Energy Inc.(a)(b)	108,255	724,226
SM Energy Co.	14,190	696,871
Southwestern Energy Co.(a)	77,350	2,469,786
Stone Energy Corp.(a)(b)	10,947	277,397
Sunoco Inc.	23,146	1,099,435
Swift Energy Co.(a)(b)	9,551	177,744
Synergy Resources Corp.(a)	8,763	26,990
Tesoro Corp.(a)	31,046	774,908
Triangle Petroleum Corp.(a)(b)	9,907	55,281
Ultra Petroleum Corp.(a)(b)	33,806	779,904
Unit Corp.(a)	10,793	398,154
VAALCO Energy Inc.(a)(b)	12,872	111,085
Valero Energy Corp.	122,464	2,957,506
Vantage Drilling Co.(a)(b)	42,684	64,026
Venoco Inc.(a)(b)	6,460	64,665
Voyager Oil & Gas Inc.(a)(b)	10,245	18,031
W&T Offshore Inc.	7,738	118,391
Warren Resources Inc.(a)(b)	15,568	37,363
Western Refining Inc.	12,741	283,742
Whiting Petroleum Corp.(a)	26,024	1,070,107
WPX Energy Inc.(a)	43,959	711,257
ZaZa Energy Corp.(a)	5,559	25,127

		259,258,665
OIL & GAS SERVICES—1.44%
Baker Hughes Inc.	97,101	3,990,851
Basic Energy Services Inc.(a)(b)	6,873	70,929
Bolt Technology Corp.	1,921	28,834
C&J Energy Services Inc.(a)(b)	9,912	183,372
Cal Dive International Inc.(a)(b)	20,734	60,129
Cameron International Corp.(a)	54,570	2,330,685
CARBO Ceramics Inc.(b)	4,388	336,691
Dawson Geophysical Co.(a)(b)	1,727	41,137
Dresser-Rand Group Inc.(a)	16,738	745,510
Dril-Quip Inc.(a)(b)	8,880	582,439
Edgen Group Inc.(a)	3,353	25,215
Exterran Holdings Inc.(a)	14,450	184,237
Flotek Industries Inc.(a)(b)	11,117	103,833
FMC Technologies Inc.(a)	52,986	2,078,641
Forbes Energy Services Ltd.(a)	3,319	15,599
Forum Energy Technologies Inc.(a)	4,938	97,229
Global Geophysical Services Inc.(a)(b)	4,389	26,861
Gulf Island Fabrication Inc.	3,217	90,752
Halliburton Co.	204,392	5,802,689
Helix Energy Solutions Group Inc.(a)(b)	23,405	384,076
Hornbeck Offshore Services Inc.(a)(b)	7,852	304,500
ION Geophysical Corp.(a)(b)	29,134	191,993
Key Energy Services Inc.(a)	33,568	255,117
Lufkin Industries Inc.	7,452	404,793
Matrix Service Co.(a)(b)	5,710	64,808
Mitcham Industries Inc.(a)(b)	2,805	47,601
National Oilwell Varco Inc.	94,381	6,081,912
Natural Gas Services Group Inc.(a)	2,663	39,466
Newpark Resources Inc.(a)(b)	20,023	118,136
Oceaneering International Inc.	23,964	1,146,917
Oil States International Inc.(a)	11,426	756,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

OYO Geospace Corp.(a)(b)	1,416	127,426
Pioneer Drilling Co.(a)(b)	13,645	108,751
RPC Inc.(b)	13,649	162,287
Schlumberger Ltd.	295,305	19,168,247
SEACOR Holdings Inc.(a)	4,689	419,103
Superior Energy Services Inc.(a)	34,843	704,874
Targa Resources Corp.	6,442	275,073
Tesco Corp.(a)(b)	6,785	81,420
TETRA Technologies Inc.(a)(b)	17,015	121,317
TGC Industries Inc.(a)	3,258	31,635
Thermon Group Holdings Inc.(a)(b)	3,277	67,867
Union Drilling Inc.(a)(b)	3,301	14,788
Willbros Group Inc.(a)(b)	8,520	55,039

		47,929,180
PACKAGING & CONTAINERS—0.23%
AEP Industries Inc.(a)	942	41,024
Ball Corp.	34,669	1,423,162
Bemis Co. Inc.	22,803	714,646
Crown Holdings Inc.(a)	32,940	1,136,101
Graphic Packaging Holding Co.(a)	37,239	204,815
Greif Inc. Class A	6,969	285,729
Owens-Illinois Inc.(a)	36,494	699,590
Packaging Corp. of America	21,667	611,876
Rock-Tenn Co. Class A	15,639	853,107
Sealed Air Corp.	42,934	662,901
Silgan Holdings Inc.	10,903	465,449
Sonoco Products Co.	22,251	670,868
UFP Technologies Inc.(a)	1,236	20,888

		7,790,156
PHARMACEUTICALS—6.40%
Abbott Laboratories	348,415	22,462,315
Achillion Pharmaceuticals Inc.(a)(b)	11,853	73,489
Acura Pharmaceuticals Inc.(a)(b)	2,344	7,360
Akorn Inc.(a)(b)	12,687	200,074
Align Technology Inc.(a)(b)	15,873	531,111
Alkermes PLC(a)(b)	27,020	458,529
Allergan Inc.	67,205	6,221,167
Allos Therapeutics Inc.(a)	17,006	30,441
AmerisourceBergen Corp.	56,053	2,205,686
Amicus Therapeutics Inc.(a)(b)	6,737	37,053
Ampio Pharmaceuticals Inc.(a)(b)	4,938	25,085
Anacor Pharmaceuticals Inc.(a)(b)	3,437	22,306
Anika Therapeutics Inc.(a)	2,633	35,782
Antares Pharma Inc.(a)(b)	20,037	72,935
Array BioPharma Inc.(a)(b)	19,888	69,011
Auxilium Pharmaceuticals Inc.(a)(b)	10,755	289,202
AVANIR Pharmaceuticals Inc. Class A(a)(b)	30,205	118,404
BioDelivery Sciences International Inc.(a)	4,778	21,405
BioMarin Pharmaceutical Inc.(a)(b)	27,033	1,069,966
BioScrip Inc.(a)(b)	9,784	72,695
BioSpecifics Technologies Corp.(a)(b)	1,083	20,339
Bristol-Myers Squibb Co.	374,034	13,446,522
Cadence Pharmaceuticals Inc.(a)(b)	13,431	47,949
Cardinal Health Inc.	76,651	3,219,342
Catalyst Health Solutions Inc.(a)	11,199	1,046,435
Cempra Inc.(a)(b)	1,000	9,360
ChemoCentryx Inc.(a)	1,186	17,790
Clovis Oncology Inc.(a)(b)	3,043	65,972
Corcept Therapeutics Inc.(a)(b)	9,697	43,540

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Cornerstone Therapeutics Inc.(a)(b)	1,755	11,109
Cumberland Pharmaceuticals Inc.(a)	2,675	17,281
Cytori Therapeutics Inc.(a)(b)	11,945	32,251
DENTSPLY International Inc.	31,364	1,185,873
Depomed Inc.(a)(b)	12,249	69,697
Derma Sciences Inc.(a)	2,078	19,783
Dusa Pharmaceuticals Inc.(a)(b)	4,719	24,633
Dyax Corp.(a)(b)	21,520	45,838
Eli Lilly and Co.	226,900	9,736,279
Endo Health Solutions Inc.(a)	25,933	803,404
Endocyte Inc.(a)(b)	6,603	54,277
Express Scripts Holding Co.(a)	178,367	9,958,230
Forest Laboratories Inc.(a)	58,878	2,060,141
Furiex Pharmaceuticals Inc.(a)(b)	1,632	34,190
Herbalife Ltd.	25,855	1,249,572
Hi-Tech Pharmacal Co. Inc.(a)	2,342	75,881
Idenix Pharmaceuticals Inc.(a)(b)	16,623	171,217
Impax Laboratories Inc.(a)(b)	14,900	302,023
Infinity Pharmaceuticals Inc.(a)(b)	4,400	59,664
Ironwood Pharmaceuticals Inc. Class A(a)	16,710	230,264
Isis Pharmaceuticals Inc.(a)(b)	22,131	265,572
Jazz Pharmaceuticals PLC(a)	9,164	412,472
Johnson & Johnson	608,162	41,087,425
Keryx Biopharmaceuticals Inc.(a)(b)	15,037	27,067
Lannett Co. Inc.(a)(b)	3,543	15,022
MannKind Corp.(a)(b)	25,158	57,612
MAP Pharmaceuticals Inc.(a)	5,543	83,034
McKesson Corp.	52,126	4,886,812
Mead Johnson Nutrition Co. Class A	45,150	3,635,026
Medicis Pharmaceutical Corp. Class A	12,765	435,925
Medivation Inc.(a)	8,018	732,845
Merck & Co. Inc.	673,531	28,119,919
Mylan Inc.(a)	94,991	2,029,958
Nature’s Sunshine Products Inc.	2,434	36,753
Nektar Therapeutics(a)(b)	25,380	204,817
Neogen Corp.(a)(b)	5,239	242,042
Neurocrine Biosciences Inc.(a)(b)	14,755	116,712
Nutraceutical International Corp.(a)(b)	2,011	30,668
Obagi Medical Products Inc.(a)(b)	4,252	64,928
Omega Protein Corp.(a)(b)	4,221	31,067
Omnicare Inc.	24,995	780,594
Onyx Pharmaceuticals Inc.(a)	14,244	946,514
Opko Health Inc.(a)(b)	23,701	109,025
Optimer Pharmaceuticals Inc.(a)(b)	10,510	163,115
Orexigen Therapeutics Inc.(a)(b)	13,454	74,535
Osiris Therapeutics Inc.(a)(b)	3,640	39,931
Pacira Pharmaceuticals Inc.(a)	4,112	65,956
Pain Therapeutics Inc.(a)	8,684	40,728
Par Pharmaceutical Companies Inc.(a)(b)	8,168	295,192
Patterson Companies Inc.	20,621	710,806
Pernix Therapeutics Holdings(a)	2,053	14,966
Perrigo Co.	20,697	2,440,797
Pfizer Inc.	1,658,190	38,138,370
Pharmacyclics Inc.(a)(b)	12,028	656,849
PharMerica Corp.(a)(b)	6,408	69,975
POZEN Inc.(a)(b)	5,769	35,999
Progenics Pharmaceuticals Inc.(a)	6,742	65,937
Questcor Pharmaceuticals Inc.(a)(b)	11,890	633,024
Raptor Pharmaceutical Corp.(a)(b)	10,890	60,875
Repros Therapeutics Inc.(a)(b)	3,318	30,127
Rigel Pharmaceuticals Inc.(a)(b)	15,897	147,842
Sagent Pharmaceuticals Inc.(a)(b)	2,092	37,823
Salix Pharmaceuticals Ltd.(a)(b)	12,838	698,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Santarus Inc.(a)	12,057	85,484
Schiff Nutrition International Inc.(a)	2,978	53,455
SciClone Pharmaceuticals Inc.(a)(b)	12,648	88,662
SIGA Technologies Inc.(a)(b)	7,498	21,519
Sucampo Pharmaceuticals Inc. Class A(a)(b)	2,336	16,422
Supernus Pharmaceuticals Inc.(a)	790	7,394
SXC Health Solutions Corp.(a)	15,245	1,512,456
Synageva BioPharma Corp.(a)	2,046	82,986
Synergy Pharmaceuticals Inc.(a)	9,170	43,557
Synta Pharmaceuticals Corp.(a)(b)	8,278	45,281
Synutra International Inc.(a)(b)	3,767	20,342
Targacept Inc.(a)(b)	6,009	25,839
Theravance Inc.(a)(b)	13,474	299,392
Threshold Pharmaceuticals Inc.(a)(b)	10,019	74,141
USANA Health Sciences Inc.(a)(b)	1,320	54,278
Vanda Pharmaceuticals Inc.(a)(b)	6,132	26,981
VCA Antech Inc.(a)	19,445	427,401
Ventrus Biosciences Inc.(a)	2,793	11,926
ViroPharma Inc.(a)(b)	15,485	366,994
VIVUS Inc.(a)(b)	22,038	628,965
Warner Chilcott PLC Class A(a)	37,044	663,828
Watson Pharmaceuticals Inc.(a)	28,235	2,089,108
XenoPort Inc.(a)(b)	7,712	46,580
Zogenix Inc.(a)(b)	8,177	20,279

		213,569,699
PIPELINES—0.42%
Crosstex Energy Inc.	9,060	126,840
Kinder Morgan Inc.	108,201	3,486,236
ONEOK Inc.	45,992	1,945,921
SemGroup Corp. Class A(a)(b)	9,299	296,917
Spectra Energy Corp.	144,543	4,200,420
Williams Companies Inc. (The)	138,547	3,992,925

		14,049,259
REAL ESTATE—0.11%
AV Homes Inc.(a)(b)	2,206	32,163
CBRE Group Inc. Class A(a)	72,592	1,187,605
Consolidated-Tomoka Land Co.	915	26,334
Forest City Enterprises Inc. Class A(a)	31,289	456,819
Forestar Group Inc.(a)(b)	7,692	98,535
HFF Inc. Class A(a)(b)	7,259	101,190
Howard Hughes Corp. (The)(a)	6,098	375,881
Jones Lang LaSalle Inc.	9,675	680,830
Kennedy-Wilson Holdings Inc.	7,811	109,432
Sovran Self Storage Inc.	6,444	322,780
St. Joe Co. (The)(a)	14,508	229,372
Thomas Properties Group Inc.	7,189	39,108

		3,660,049
REAL ESTATE INVESTMENT TRUSTS—3.56%
Acadia Realty Trust	9,755	226,121
AG Mortgage Investment Trust Inc.	3,522	75,688
Agree Realty Corp.(b)	2,507	55,480
Alexander’s Inc.(b)	464	200,035
Alexandria Real Estate Equities Inc.	13,735	998,809
American Assets Trust Inc.	7,350	178,238
American Campus Communities Inc.(b)	16,526	743,339
American Capital Agency Corp.	66,473	2,234,158
American Capital Mortgage Investment Corp.	8,062	192,521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

American Tower Corp.	87,377	6,108,526
Annaly Capital Management Inc.(b)	215,831	3,621,644
Anworth Mortgage Asset Corp.(b)	30,503	215,046
Apartment Investment and Management Co. Class A	29,462	796,358
Apollo Commercial Real Estate Finance Inc.(b)	3,874	62,255
Apollo Residential Mortgage Inc.	5,385	103,823
Ares Commercial Real Estate Corp.	1,723	30,118
ARMOUR Residential REIT Inc.	39,221	278,861
Ashford Hospitality Trust Inc.	11,678	98,446
Associated Estates Realty Corp.	9,451	141,292
AvalonBay Communities Inc.(b)	21,121	2,988,199
BioMed Realty Trust Inc.(b)	34,055	636,147
Boston Properties Inc.(b)	33,179	3,595,608
Brandywine Realty Trust	31,836	392,856
BRE Properties Inc. Class A	16,971	848,889
Camden Property Trust	17,768	1,202,361
Campus Crest Communities Inc.	6,945	72,159
CapLease Inc.	14,816	61,486
Capstead Mortgage Corp.(b)	20,800	289,328
CBL & Associates Properties Inc.(b)	32,865	642,182
Cedar Realty Trust Inc.(b)	13,361	67,473
Chatham Lodging Trust	3,009	42,969
Chesapeake Lodging Trust	7,201	124,001
Chimera Investment Corp.(b)	227,873	537,780
Colonial Properties Trust(b)	19,531	432,416
Colony Financial Inc.	7,346	127,086
CommonWealth REIT	18,499	353,701
CoreSite Realty Corp.	4,579	118,230
Corporate Office Properties Trust(b)	15,952	375,032
Cousins Properties Inc.(b)	20,288	157,232
CreXus Investment Corp.(b)	14,895	151,482
CubeSmart	27,216	317,611
CYS Investments Inc.	25,817	355,500
DCT Industrial Trust Inc.(b)	54,585	343,885
DDR Corp.	48,767	713,949
DiamondRock Hospitality Co.	37,118	378,604
Digital Realty Trust Inc.	24,385	1,830,582
Douglas Emmett Inc.	30,890	713,559
Duke Realty Corp.(b)	58,958	863,145
DuPont Fabros Technology Inc.(b)	13,629	389,244
Dynex Capital Inc.	11,939	123,927
EastGroup Properties Inc.	6,335	337,656
Education Realty Trust Inc.	21,071	233,467
Entertainment Properties Trust	10,376	426,557
Equity Lifestyle Properties, Inc.	9,131	629,765
Equity One Inc.(b)	12,193	258,492
Equity Residential	66,572	4,151,430
Essex Property Trust Inc.(b)	7,795	1,199,806
Excel Trust Inc.	7,491	89,592
Extra Space Storage Inc.	22,972	702,943
Federal Realty Investment Trust	14,143	1,472,145
FelCor Lodging Trust Inc.(a)(b)	27,348	128,536
First Industrial Realty Trust Inc.(a)(b)	19,703	248,652
First Potomac Realty Trust(b)	11,351	133,601
Franklin Street Properties Corp.(b)	16,124	170,592
General Growth Properties Inc.(b)	117,010	2,116,711
Getty Realty Corp.(b)	5,623	107,680
Gladstone Commercial Corp.(b)	2,364	39,384
Glimcher Realty Trust	30,784	314,612
Government Properties Income Trust(b)	8,241	186,411
Gramercy Capital Corp.(a)	10,278	25,695
Gyrodyne Co. of America Inc.(a)	268	30,635
Hatteras Financial Corp.	21,623	618,418

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

HCP Inc.	92,895	4,101,314
Health Care REIT Inc.(b)	47,367	2,761,496
Healthcare Realty Trust Inc.(b)	17,263	411,550
Hersha Hospitality Trust	38,236	201,886
Highwoods Properties Inc.	15,797	531,569
Home Properties Inc.	10,762	660,356
Hospitality Properties Trust(b)	27,399	678,673
Host Hotels & Resorts Inc.	159,327	2,520,553
Hudson Pacific Properties Inc.	7,972	138,793
Inland Real Estate Corp.(b)	16,823	140,977
Invesco Mortgage Capital Inc.	25,508	467,817
Investors Real Estate Trust(b)	19,057	150,550
iStar Financial Inc.(a)	18,771	121,073
Kilroy Realty Corp.	15,126	732,250
Kimco Realty Corp.	90,043	1,713,518
Kite Realty Group Trust	12,136	60,559
LaSalle Hotel Properties	18,922	551,387
Lexington Realty Trust(b)	26,344	223,134
Liberty Property Trust(b)	22,917	844,262
LTC Properties Inc.(b)	6,719	243,765
Macerich Co. (The)	29,334	1,732,173
Mack-Cali Realty Corp.	19,404	564,074
Medical Properties Trust Inc.(b)	29,964	288,254
MFA Financial Inc.	78,930	622,758
Mid-America Apartment Communities Inc.(b)	9,070	618,937
Mission West Properties Inc.(b)	4,210	36,290
Monmouth Real Estate Investment Corp. Class A	8,956	104,964
National Health Investors Inc.(b)	5,436	276,801
National Retail Properties Inc.(b)	23,665	669,483
New York Mortgage Trust Inc.	3,880	27,393
NorthStar Realty Finance Corp.(b)	29,689	154,977
Omega Healthcare Investors Inc.(b)	23,376	525,960
One Liberty Properties Inc.(b)	2,579	48,563
Parkway Properties Inc.(b)	3,517	40,234
Pebblebrook Hotel Trust	11,668	271,981
Pennsylvania Real Estate Investment Trust(b)	12,362	185,183
PennyMac Mortgage Investment Trust(c)	9,163	180,786
Piedmont Office Realty Trust Inc. Class A	38,222	657,801
Plum Creek Timber Co. Inc.	35,735	1,418,679
Post Properties Inc.	11,959	585,393
Potlatch Corp.(b)	8,924	285,033
Prologis Inc.	101,970	3,388,463
PS Business Parks Inc.	4,090	276,975
Public Storage	31,595	4,562,634
RAIT Financial Trust(b)	11,090	51,236
Ramco-Gershenson Properties Trust(b)	10,234	128,641
Rayonier Inc.	27,093	1,216,476
Realty Income Corp.(b)	29,517	1,232,925
Redwood Trust Inc.(b)	17,407	217,239
Regency Centers Corp.	19,899	946,595
Resource Capital Corp.(b)	18,957	101,041
Retail Opportunity Investments Corp.(b)	11,195	135,012
Retail Properties of America Inc. Class A	18,918	183,883
RLJ Lodging Trust	23,706	429,790
Rouse Properties Inc.(a)(b)	4,934	66,856
Sabra Healthcare REIT Inc.	8,221	140,661
Saul Centers Inc.	1,676	71,850
Select Income REIT(a)	2,056	48,851
Senior Housing Properties Trust	36,070	805,082
Simon Property Group Inc.	67,140	10,451,012
SL Green Realty Corp.	19,848	1,592,604
STAG Industrial Inc.	5,328	77,682
Starwood Property Trust Inc.	25,720	548,093

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Strategic Hotels & Resorts Inc.(a)	40,194	259,653
Summit Hotel Properties Inc.	6,809	56,991
Sun Communities Inc.(b)	5,833	258,052
Sunstone Hotel Investors Inc.(a)	26,443	290,609
Tanger Factory Outlet Centers Inc.	20,484	656,512
Taubman Centers Inc.	13,002	1,003,234
Terreno Realty Corp.	2,950	44,575
Two Harbors Investment Corp.	47,323	490,266
UDR Inc.	54,735	1,414,352
UMH Properties Inc.	2,904	31,160
Universal Health Realty Income Trust	2,610	108,393
Urstadt Biddle Properties Inc. Class A(b)	5,023	99,305
Ventas Inc.	64,005	4,039,996
Vornado Realty Trust	41,116	3,452,922
Washington Real Estate Investment Trust(b)	14,673	417,447
Weingarten Realty Investors(b)	26,816	706,333
Western Asset Mortgage Capital Corp.(a)	1,788	34,848
Weyerhaeuser Co.	119,065	2,662,293
Whitestone REIT Class B	2,271	31,363
Winthrop Realty Trust(b)	6,536	79,478

		118,592,743
RETAIL—6.30%
Abercrombie & Fitch Co. Class A	18,744	639,920
Advance Auto Parts Inc.	16,264	1,109,530
Aeropostale Inc.(a)	17,929	319,674
AFC Enterprises Inc.(a)(b)	5,404	125,049
America’s Car-Mart Inc.(a)(b)	1,776	68,998
American Eagle Outfitters Inc.	43,365	855,591
ANN INC.(a)	10,759	274,247
Asbury Automotive Group Inc.(a)(b)	6,183	146,475
Ascena Retail Group Inc.(a)	27,131	505,179
AutoNation Inc.(a)(b)	7,796	275,043
AutoZone Inc.(a)	8,434	3,096,712
Barnes & Noble Inc.(a)(b)	6,291	103,550
bebe stores inc.	8,377	49,173
Bed Bath & Beyond Inc.(a)	51,493	3,182,267
Benihana Inc.	2,341	37,714
Best Buy Co. Inc.(b)	59,590	1,249,006
Big 5 Sporting Goods Corp.	3,686	27,866
Big Lots Inc.(a)(b)	14,632	596,839
Biglari Holdings Inc.(a)	272	105,098
BJ’s Restaurants Inc.(a)(b)	5,452	207,176
Bob Evans Farms Inc.	6,470	260,094
Body Central Corp.(a)	3,619	32,571
Bon-Ton Stores Inc. (The)(b)	2,695	21,048
Bravo Brio Restaurant Group Inc.(a)(b)	4,375	78,006
Brinker International Inc.	16,646	530,508
Brown Shoe Co. Inc.	9,412	121,509
Buckle Inc. (The)(b)	6,171	244,186
Buffalo Wild Wings Inc.(a)	4,124	357,303
Cabela’s Inc.(a)(b)	10,287	388,951
Caribou Coffee Co. Inc.(a)(b)	4,701	60,690
CarMax Inc.(a)	50,493	1,309,788
Carrols Restaurant Group Inc.(a)(b)	3,422	20,327
Casey’s General Stores Inc.	8,444	498,112
Cash America International Inc.	6,516	286,965
Casual Male Retail Group Inc.(a)(b)	9,187	33,349
Cato Corp. (The) Class A	6,053	184,374
CEC Entertainment Inc.	4,065	147,844
Cheesecake Factory Inc. (The)(a)(b)	11,998	383,456
Chico’s FAS Inc.	37,027	549,481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Children’s Place Retail Stores Inc. (The)(a)(b)	5,392	268,683
Chipotle Mexican Grill Inc.(a)	7,018	2,666,489
Citi Trends Inc.(a)(b)	3,264	50,396
Coinstar Inc.(a)(b)	6,943	476,706
Collective Brands Inc.(a)(b)	13,525	289,706
Conn’s Inc.(a)	3,477	51,460
Copart Inc.(a)	22,500	533,025
Costco Wholesale Corp.	95,938	9,114,110
Cracker Barrel Old Country Store Inc.	4,274	268,407
CVS Caremark Corp.	283,779	13,260,993
Darden Restaurants Inc.	28,470	1,441,436
Denny’s Corp.(a)(b)	21,343	94,763
Destination Maternity Corp.	2,976	64,282
Dick’s Sporting Goods Inc.	20,544	986,112
Dillard’s Inc. Class A	6,543	416,658
DineEquity Inc.(a)(b)	3,375	150,660
Dollar General Corp.(a)	40,927	2,226,020
Dollar Tree Inc.(a)	51,383	2,764,405
Domino’s Pizza Inc.	12,863	397,595
DSW Inc. Class A	7,325	398,480
Dunkin’ Brands Group Inc.	17,977	617,330
Einstein Noah Restaurant Group Inc.	1,294	22,723
Express Inc.(a)	19,883	361,274
EZCORP Inc. Class A NVS(a)(b)	10,662	250,131
Family Dollar Stores Inc.	21,386	1,421,741
Fiesta Restaurant Group Inc.(a)	3,578	47,337
Fifth & Pacific Companies Inc.(a)	24,171	259,355
Finish Line Inc. (The) Class A	11,283	235,928
First Cash Financial Services Inc.(a)(b)	6,351	255,120
Foot Locker Inc.	33,611	1,027,824
Francesca’s Holdings Corp.(a)(b)	7,736	208,949
Fred’s Inc. Class A	8,165	124,843
Frisch’s Restaurants Inc.	703	19,923
GameStop Corp. Class A	29,145	535,102
Gap Inc. (The)	67,033	1,834,023
Genesco Inc.(a)(b)	5,437	327,036
GNC Holdings Inc. Class A	16,366	641,547
Gordmans Stores Inc.(a)	1,892	31,218
Group 1 Automotive Inc.	5,045	230,102
Guess? Inc.	14,314	434,716
Haverty Furniture Companies Inc.	4,364	48,746
hhgregg Inc.(a)(b)	3,476	39,314
Hibbett Sports Inc.(a)(b)	5,863	338,354
Home Depot Inc. (The)	338,953	17,961,120
Hot Topic Inc.	9,329	90,398
HSN Inc.	8,423	339,868
Ignite Restaurant Group Inc.(a)(b)	1,484	26,875
J.C. Penney Co. Inc.(b)	35,308	823,030
Jack in the Box Inc.(a)(b)	9,794	273,057
Jamba Inc.(a)(b)	14,372	28,169
Jos. A. Bank Clothiers Inc.(a)	6,147	261,002
Kenneth Cole Productions Inc. Class A(a)(b)	1,845	27,767
Kirkland’s Inc.(a)(b)	3,152	35,460
Kohl’s Corp.	53,894	2,451,638
Krispy Kreme Doughnuts Inc.(a)(b)	13,190	84,284
Limited Brands Inc.	53,488	2,274,845
Lithia Motors Inc. Class A	4,797	110,571
Lowe’s Companies Inc.	265,489	7,550,507
Luby’s Inc.(a)(b)	4,578	30,673
Lumber Liquidators Holdings Inc.(a)(b)	6,125	206,964
Macy’s Inc.	91,829	3,154,326
MarineMax Inc.(a)(b)	4,526	43,042
Mattress Firm Holding Corp.(a)(b)	2,452	74,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

McDonald’s Corp.	225,039	19,922,703
Men’s Wearhouse Inc. (The)	11,305	318,123
MSC Industrial Direct Co. Inc. Class A	10,077	660,547
Nathan’s Famous Inc.(a)	599	17,671
New York & Co. Inc.(a)	5,930	20,636
Nordstrom Inc.	34,796	1,729,013
Nu Skin Enterprises Inc. Class A	12,497	586,109
O’Reilly Automotive Inc.(a)	27,936	2,340,199
Office Depot Inc.(a)	63,139	136,380
OfficeMax Inc.(a)(b)	19,423	98,280
Orchard Supply Hardware Stores Corp. Class A(a)(b)	394	6,552
P.F. Chang’s China Bistro Inc.	4,749	244,431
Panera Bread Co. Class A(a)	6,268	874,010
Pantry Inc. (The)(a)(b)	5,243	77,072
Papa John’s International Inc.(a)	3,982	189,424
PC Connection Inc.	2,034	21,601
Penske Automotive Group Inc.	9,429	200,272
Pep Boys—Manny, Moe & Jack (The)	11,771	116,533
Perfumania Holdings Inc.(a)	1,156	9,583
PetMed Express Inc.	4,440	53,990
PetSmart Inc.	23,984	1,635,229
Pier 1 Imports Inc.	21,573	354,444
PriceSmart Inc.	4,041	272,808
PVH Corp.	15,568	1,211,035
RadioShack Corp.(b)	22,053	84,684
Red Robin Gourmet Burgers Inc.(a)(b)	3,269	99,737
Regis Corp.	12,785	229,619
Rite Aid Corp.(a)(b)	146,765	205,471
Ross Stores Inc.	50,176	3,134,495
Roundy’s Inc.(b)	4,578	46,741
Ruby Tuesday Inc.(a)(b)	14,162	96,443
rue21 Inc.(a)(b)	3,376	85,210
Rush Enterprises Inc. Class A(a)(b)	7,401	121,006
Ruth’s Hospitality Group Inc.(a)	7,674	50,648
Saks Inc.(a)(b)	24,402	259,881
Sally Beauty Holdings Inc.(a)	34,270	882,110
Sears Holdings Corp.(a)(b)	8,031	479,451
Shoe Carnival Inc.	3,182	68,381
Signet Jewelers Ltd.(b)	18,829	828,664
Sonic Automotive Inc. Class A	8,953	122,388
Sonic Corp.(a)(b)	13,460	134,869
Stage Stores Inc.	6,808	124,723
Staples Inc.	152,495	1,990,060
Starbucks Corp.	167,963	8,955,787
Stein Mart Inc.(a)	5,991	47,628
Steinway Musical Instruments Inc.(a)(b)	1,560	38,220
Susser Holdings Corp.(a)(b)	2,492	92,628
Systemax Inc.(a)(b)	2,353	27,812
Talbots Inc. (The)(a)(b)	15,162	38,208
Target Corp.	146,418	8,520,063
Teavana Holdings Inc.(a)	1,967	26,614
Texas Roadhouse Inc.	13,856	255,366
Tiffany & Co.	28,040	1,484,718
Tilly’s Inc. Class A(a)	2,058	33,031
TJX Companies Inc. (The)	164,078	7,043,869
Tractor Supply Co.	15,946	1,324,475
Tuesday Morning Corp.(a)(b)	9,401	40,330
Ulta Salon, Cosmetics & Fragrance Inc.	13,914	1,299,289
Urban Outfitters Inc.(a)	23,534	649,303
Vera Bradley Inc.(a)(b)	4,400	92,752
Vitamin Shoppe Inc.(a)(b)	6,544	359,462
Wal-Mart Stores Inc.	374,267	26,093,895
Walgreen Co.	191,049	5,651,229

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Wendy’s Co. (The)	62,234	293,745
West Marine Inc.(a)(b)	3,227	37,917
Wet Seal Inc. Class A(a)(b)	19,779	62,502
Williams-Sonoma Inc.	19,551	683,698
Winmark Corp.	487	28,514
World Fuel Services Corp.	15,891	604,335
Yum! Brands Inc.	101,987	6,570,003
Zumiez Inc.(a)(b)	4,868	192,773

		210,253,999
SAVINGS & LOANS—0.22%
Astoria Financial Corp.	19,338	189,512
Bank Mutual Corp.	10,028	44,223
BankFinancial Corp.	4,589	34,555
BankUnited Inc.	7,734	182,368
Beneficial Mutual Bancorp Inc.(a)(b)	7,247	62,542
Berkshire Hills Bancorp Inc.	4,933	108,526
BofI Holding Inc.(a)(b)	2,268	44,816
Brookline Bancorp Inc.	15,580	137,883
BSB Bancorp Inc.(a)	1,839	23,447
Cape Bancorp Inc.(a)(b)	2,502	20,792
Capitol Federal Financial Inc.	36,425	432,729
Charter Financial Corp.	1,479	14,346
Clifton Savings Bancorp Inc.(b)	1,866	19,425
Dime Community Bancshares Inc.	6,989	92,884
ESB Financial Corp.	2,303	30,400
ESSA Bancorp Inc.	1,998	21,578
EverBank Financial Corp.(a)	4,980	54,133
First Defiance Financial Corp.	2,115	36,209
First Federal Bancshares of Arkansas Inc.(a)	799	6,472
First Financial Holdings Inc.	3,607	38,667
First Financial Northwest Inc.(a)	3,583	29,094
First Niagara Financial Group Inc.	77,979	596,539
First PacTrust Bancorp Inc.	2,450	29,057
Flushing Financial Corp.	6,851	93,379
Fox Chase Bancorp Inc.	2,724	39,335
Heritage Financial Group Inc.	1,944	25,019
Hingham Institution for Savings	290	17,536
Home Bancorp Inc.(a)	1,529	26,192
Home Federal Bancorp Inc.	3,338	35,049
HomeStreet Inc.(a)(b)	979	31,318
Hudson City Bancorp Inc.	116,862	744,411
Investors Bancorp Inc.(a)(b)	9,814	148,093
Kaiser Federal Financial Group Inc.	2,028	29,974
Kearny Financial Corp.	3,384	32,791
Meridian Interstate Bancorp Inc.(a)(b)	1,919	26,712
NASB Financial Inc.(a)	943	18,719
New York Community Bancorp Inc.	97,165	1,217,477
Northfield Bancorp Inc.	3,260	46,325
Northwest Bancshares Inc.	21,661	253,650
OceanFirst Financial Corp.	3,195	45,880
Oritani Financial Corp.	10,081	145,066
People’s United Financial Inc.	78,755	914,346
Peoples Federal Bancshares Inc.(a)	1,364	22,779
Provident Financial Holdings Inc.	2,177	25,101
Provident Financial Services Inc.	13,406	205,782
Provident New York Bancorp	7,527	57,130
Rockville Financial Inc.	6,342	73,377
Roma Financial Corp.	1,637	13,947
SI Financial Group Inc.	2,366	27,209
Territorial Bancorp Inc.	2,442	55,604
TFS Financial Corp.(a)	17,736	169,379

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

United Financial Bancorp Inc.	3,514	50,531
ViewPoint Financial Group	7,482	117,019
Washington Federal Inc.	23,734	400,867
Waterstone Financial Inc.(a)	1,679	6,380
Westfield Financial Inc.	5,751	41,982
WSFS Financial Corp.	1,697	68,576

		7,477,132
SEMICONDUCTORS—3.09%
Advanced Micro Devices Inc.(a)	139,048	796,745
Aeroflex Holding Corp.(a)(b)	4,328	26,184
Alpha & Omega Semiconductor Ltd.(a)(b)	3,838	35,118
Altera Corp.	71,483	2,418,985
Amkor Technology Inc.(a)(b)	17,709	86,420
ANADIGICS Inc.(a)(b)	16,241	29,396
Analog Devices Inc.	66,093	2,489,723
Applied Materials Inc.	283,876	3,253,219
Applied Micro Circuits Corp.(a)(b)	13,723	78,496
Atmel Corp.(a)	98,111	657,344
ATMI Inc.(a)(b)	7,062	145,265
AuthenTec Inc.(a)(b)	9,933	43,010
Avago Technologies Ltd.	53,970	1,937,523
Axcelis Technologies Inc.(a)(b)	23,130	27,756
AXT Inc.(a)(b)	6,976	27,555
Broadcom Corp. Class A(a)	122,014	4,124,073
Brooks Automation Inc.	14,703	138,796
Cabot Microelectronics Corp.	5,179	151,279
Cavium Inc.(a)	11,053	309,484
CEVA Inc.(a)(b)	5,123	90,216
Cirrus Logic Inc.(a)(b)	14,325	428,031
Cohu Inc.	5,549	56,378
Cree Inc.(a)(b)	25,687	659,385
Cypress Semiconductor Corp.(a)	33,845	447,431
Diodes Inc.(a)	7,852	147,382
DSP Group Inc.(a)	4,758	30,166
Emulex Corp.(a)(b)	19,013	136,894
Entegris Inc.(a)(b)	30,513	260,581
Entropic Communications Inc.(a)	19,716	111,198
Exar Corp.(a)(b)	8,351	68,144
Fairchild Semiconductor International Inc.(a)	28,232	398,071
First Solar Inc.(a)(b)	13,308	200,418
FormFactor Inc.(a)(b)	11,013	71,254
Freescale Semiconductor Holdings I Ltd.(a)(b)	11,202	114,821
FSI International Inc.(a)	8,414	30,206
GSI Technology Inc.(a)(b)	4,400	20,856
GT Advanced Technologies Inc.(a)(b)	26,045	137,518
Hittite Microwave Corp.(a)(b)	6,992	357,431
Inphi Corp.(a)(b)	5,218	49,467
Integrated Device Technology Inc.(a)(b)	31,592	177,547
Integrated Silicon Solution Inc.(a)(b)	6,146	62,013
Intel Corp.	1,114,076	29,690,125
Intermolecular Inc.(a)(b)	3,104	24,056
International Rectifier Corp.(a)(b)	15,363	307,106
Intersil Corp. Class A	28,329	301,704
IXYS Corp.(a)(b)	5,535	61,826
KLA-Tencor Corp.	37,023	1,823,383
Kopin Corp.(a)(b)	14,947	51,418
Lam Research Corp.(a)(b)	44,575	1,682,260
Lattice Semiconductor Corp.(a)	26,113	98,446
Linear Technology Corp.	50,938	1,595,888
LSI Corp.(a)	125,883	801,875
LTX-Credence Corp.(a)(b)	10,784	72,253

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Marvell Technology Group Ltd.	103,979	1,172,883
Mattson Technology Inc.(a)(b)	13,106	22,936
Maxim Integrated Products Inc.	64,657	1,657,805
MaxLinear Inc. Class A(a)(b)	4,961	24,607
MEMC Electronic Materials Inc.(a)(b)	50,628	109,863
Micrel Inc.	10,780	102,733
Microchip Technology Inc.	42,833	1,416,916
Micron Technology Inc.(a)	218,976	1,381,739
Microsemi Corp.(a)(b)	19,754	365,251
Mindspeed Technologies Inc.(a)(b)	8,149	20,047
MIPS Technologies Inc.(a)(b)	10,611	70,775
MKS Instruments Inc.	11,587	335,212
Monolithic Power Systems Inc.(a)(b)	6,685	132,831
MoSys Inc.(a)(b)	7,109	23,033
Nanometrics Inc.(a)(b)	5,232	80,364
NVIDIA Corp.(a)	136,923	1,892,276
OmniVision Technologies Inc.(a)(b)	11,501	153,653
ON Semiconductor Corp.(a)	100,461	713,273
Pericom Semiconductor Corp.(a)(b)	5,117	46,053
Photronics Inc.(a)(b)	13,301	81,136
PLX Technology Inc.(a)	9,766	62,014
PMC-Sierra Inc.(a)(b)	51,518	316,321
Power Integrations Inc.	6,300	234,990
QLogic Corp.(a)	21,643	296,293
QUALCOMM Inc.	379,612	21,136,796
QuickLogic Corp.(a)	8,690	21,812
Rambus Inc.(a)(b)	24,560	140,974
Richardson Electronics Ltd.	3,039	37,471
Rovi Corp.(a)	24,500	480,690
Rubicon Technology Inc.(a)(b)	3,817	38,933
Rudolph Technologies Inc.(a)(b)	7,240	63,133
Semtech Corp.(a)(b)	14,566	354,245
Sigma Designs Inc.(a)(b)	7,405	47,244
Silicon Image Inc.(a)(b)	18,544	76,772
Silicon Laboratories Inc.(a)(b)	9,535	361,376
Skyworks Solutions Inc.(a)	41,962	1,148,500
Standard Microsystems Corp.(a)(b)	5,134	189,393
Supertex Inc.(a)(b)	2,257	42,544
Teradyne Inc.(a)(b)	41,269	580,242
Tessera Technologies Inc.	11,541	177,385
Texas Instruments Inc.	253,408	7,270,276
TriQuint Semiconductor Inc.(a)(b)	37,472	206,096
Ultra Clean Holdings Inc.(a)(b)	4,954	31,854
Ultratech Inc.(a)(b)	5,828	183,582
Veeco Instruments Inc.(a)(b)	8,632	296,596
Volterra Semiconductor Corp.(a)(b)	5,641	132,281
Xilinx Inc.	58,394	1,960,287

		103,033,605
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	10,916	439,260

		439,260
SOFTWARE—3.98%
Accelrys Inc.(a)(b)	12,474	100,915
ACI Worldwide Inc.(a)(b)	8,833	390,507
Activision Blizzard Inc.	93,723	1,123,739
Actuate Corp.(a)(b)	10,981	76,098
Acxiom Corp.(a)(b)	17,054	257,686
Adobe Systems Inc.(a)	109,875	3,556,654
Advent Software Inc.(a)(b)	7,011	190,068

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Akamai Technologies Inc.(a)	39,648	1,258,824
Allscripts Healthcare Solutions Inc.(a)	42,347	462,853
American Software Inc. Class A	5,314	42,246
ANSYS Inc.(a)	20,610	1,300,697
Ariba Inc.(a)	21,701	971,337
Aspen Technology Inc.(a)(b)	20,659	478,256
athenahealth Inc.(a)(b)	7,924	627,343
Audience Inc.(a)	1,353	26,086
Autodesk Inc.(a)	51,127	1,788,934
AVG Technologies(a)(b)	1,797	23,379
Avid Technology Inc.(a)(b)	6,456	47,968
Blackbaud Inc.	10,034	257,573
BMC Software Inc.(a)	35,643	1,521,243
Bottomline Technologies Inc.(a)(b)	7,764	140,140
Broadridge Financial Solutions Inc.	27,611	587,286
CA Inc.	78,626	2,129,978
Callidus Software Inc.(a)(b)	7,743	38,560
Cerner Corp.(a)	32,097	2,653,138
Citrix Systems Inc.(a)	41,236	3,461,350
CommVault Systems Inc.(a)(b)	9,859	488,711
Computer Programs and Systems Inc.	2,465	141,047
Compuware Corp.(a)	48,277	448,493
Concur Technologies Inc.(a)(b)	10,080	686,448
Cornerstone OnDemand Inc.(a)	7,483	178,170
CSG Systems International Inc.(a)(b)	7,545	130,378
Deltek Inc.(a)(b)	4,836	56,049
Demandware Inc.(a)	1,458	34,540
Digi International Inc.(a)(b)	5,824	59,638
Dun & Bradstreet Corp. (The)	10,586	753,406
Ebix Inc.(b)	6,232	124,328
Electronic Arts Inc.(a)	70,334	868,625
Envestnet Inc.(a)(b)	4,625	55,500
EPAM Systems Inc.(a)(b)	1,094	18,587
EPIQ Systems Inc.	6,859	84,023
ePocrates Inc.(a)(b)	4,163	33,387
Fair Isaac Corp.	7,615	321,962
FalconStor Software Inc.(a)	6,695	17,474
Fidelity National Information Services Inc.	55,512	1,891,849
Fiserv Inc.(a)	30,243	2,184,149
Geeknet Inc.(a)	957	18,968
Glu Mobile Inc.(a)(b)	12,047	66,861
Greenway Medical Technologies(a)(b)	1,723	28,102
Guidance Software Inc.(a)(b)	3,034	28,853
Guidewire Software Inc.(a)(b)	4,312	121,253
Imperva Inc.(a)(b)	2,166	62,424
inContact Inc.(a)(b)	6,691	33,522
Infoblox Inc.(a)	1,735	39,784
Informatica Corp.(a)(b)	23,953	1,014,649
InnerWorkings Inc.(a)(b)	7,066	95,603
Innodata Inc.(a)(b)	4,960	33,926
Interactive Intelligence Group Inc.(a)(b)	3,224	90,949
Intuit Inc.	65,033	3,859,708
JDA Software Group Inc.(a)(b)	9,419	279,650
Jive Software Inc.(a)(b)	3,608	75,732
ManTech International Corp. Class A	5,176	121,481
Market Leader Inc.(a)	4,941	25,100
MedAssets Inc.(a)(b)	12,969	174,433
Medidata Solutions Inc.(a)(b)	4,943	161,488
Mediware Information Systems(a)	809	11,811
Microsoft Corp.	1,666,835	50,988,483
MicroStrategy Inc. Class A(a)	1,896	246,215
MModal Inc.(a)(b)	8,753	113,614
Monotype Imaging Holdings Inc.(a)(b)	8,046	134,931

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

MSCI Inc. Class A(a)	26,895	914,968
NetSuite Inc.(a)(b)	6,975	382,021
Nuance Communications Inc.(a)	53,467	1,273,584
Omnicell Inc.(a)(b)	7,420	108,629
OPNET Technologies Inc.	3,358	89,289
Oracle Corp.	846,104	25,129,289
Parametric Technology Corp.(a)(b)	26,544	556,362
PDF Solutions Inc.(a)(b)	5,403	53,328
Pegasystems Inc.	3,823	126,082
Pervasive Software Inc.(a)	2,967	22,223
Progress Software Corp.(a)(b)	13,970	291,554
Proofpoint Inc.(a)	1,419	24,052
PROS Holdings Inc.(a)(b)	4,852	81,611
QAD Inc. Class A(a)	1,410	20,050
QLIK Technologies Inc.(a)(b)	18,840	416,741
Quality Systems Inc.	8,790	241,813
Quest Software Inc.(a)	12,435	346,315
RealPage Inc.(a)(b)	7,968	184,539
Red Hat Inc.(a)	42,730	2,413,390
Rosetta Stone Inc.(a)(b)	2,390	33,078
Salesforce.com Inc.(a)	30,719	4,247,209
Sapiens International Corp.(a)	3,085	11,106
Schawk Inc.	2,571	32,652
SciQuest Inc.(a)(b)	3,978	71,445
SeaChange International Inc.(a)	6,372	52,442
SolarWinds Inc.(a)	13,626	593,549
Solera Holdings Inc.	15,358	641,811
SS&C Technologies Holdings Inc.(a)	7,534	188,350
Synchronoss Technologies Inc.(a)	6,152	113,627
SYNNEX Corp.(a)	5,846	201,628
Take-Two Interactive Software Inc.(a)	17,389	164,500
Tangoe Inc.(a)(b)	6,633	141,349
Tyler Technologies Inc.(a)(b)	6,693	270,063
Ultimate Software Group Inc. (The)(a)(b)	5,883	524,293
VeriFone Systems Inc.(a)	23,815	788,038
Verint Systems Inc.(a)(b)	4,847	143,035
VMware Inc. Class A(a)	19,601	1,784,475

		132,595,652
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)(b)	8,507	122,501
Wesco Aircraft Holdings Inc.(a)(b)	3,909	49,761

		172,262
TELECOMMUNICATIONS—4.08%
8x8 Inc.(a)	15,755	66,171
Acme Packet Inc.(a)(b)	12,929	241,126
ADTRAN Inc.	14,150	427,188
Amdocs Ltd.(a)(b)	37,333	1,109,537
Anaren Inc.(a)(b)	3,291	64,504
Anixter International Inc.	6,262	332,199
ARRIS Group Inc.(a)(b)	25,107	349,238
Aruba Networks Inc.(a)(b)	24,855	374,068
AT&T Inc.	1,298,316	46,297,949
Atlantic Tele-Network Inc.	1,999	67,426
Aviat Networks Inc.(a)(b)	13,214	36,999
Aware Inc.	2,584	16,667
Black Box Corp.	3,886	111,528
CalAmp Corp.(a)	6,400	46,912
Calix Inc.(a)(b)	8,825	72,542
Cbeyond Inc.(a)(b)	6,094	41,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

CenturyLink Inc.	137,568	5,432,560
Ciena Corp.(a)(b)	22,035	360,713
Cincinnati Bell Inc.(a)(b)	43,388	161,403
Cisco Systems Inc.	1,186,239	20,367,724
Clearwire Corp. Class A(a)(b)	78,002	87,362
Comtech Telecommunications Corp.	4,184	119,579
Comverse Technology Inc.(a)	48,690	283,376
Consolidated Communications Holdings Inc.(b)	6,668	98,686
Corning Inc.	336,058	4,345,230
Crown Castle International Corp.(a)	64,889	3,806,389
DigitalGlobe Inc.(a)(b)	7,938	120,340
EarthLink Inc.	23,585	175,472
EchoStar Corp. Class A(a)	8,675	229,193
Extreme Networks Inc.(a)(b)	20,873	71,803
Fairpoint Communications Inc.(a)(b)	4,696	28,880
Finisar Corp.(a)(b)	20,293	303,583
Frontier Communications Corp.(b)	220,927	846,150
General Communication Inc. Class A(a)(b)	8,146	67,693
GeoEye Inc.(a)	3,353	51,904
Globecomm Systems Inc.(a)(b)	5,175	52,475
Harmonic Inc.(a)(b)	26,220	111,697
Harris Corp.	25,178	1,053,699
Hawaiian Telcom Holdco Inc.(a)	2,285	44,580
Hickory Tech Corp.	2,912	32,352
IDT Corp. Class B	3,385	33,207
Infinera Corp.(a)(b)	24,404	166,923
InterDigital Inc.	9,849	290,644
IPG Photonics Corp.(a)(b)	7,079	308,574
Iridium Communications Inc.(a)(b)	11,067	99,160
Ixia(a)(b)	9,386	112,820
JDS Uniphase Corp.(a)	51,099	562,089
Juniper Networks Inc.(a)	117,174	1,911,108
KVH Industries Inc.(a)(b)	3,242	40,525
Leap Wireless International Inc.(a)(b)	11,955	76,871
Level 3 Communications Inc.(a)(b)	35,958	796,470
LogMeIn Inc.(a)(b)	4,908	149,792
Loral Space & Communications Inc.	2,436	164,065
Lumos Networks Corp.	3,264	30,845
MetroPCS Communications Inc.(a)	66,971	405,175
Motorola Solutions Inc.	64,689	3,112,188
Neonode Inc.(a)	5,027	30,916
NeoPhotonics Corp.(a)	4,387	21,672
NETGEAR Inc.(a)(b)	8,444	291,402
NeuStar Inc. Class A(a)(b)	14,760	492,984
Neutral Tandem Inc.(a)	6,232	82,138
NII Holdings Inc.(a)	37,889	387,604
NTELOS Holdings Corp.	3,257	61,394
Numerex Corp. Class A(a)(b)	2,082	19,363
Oclaro Inc.(a)(b)	11,005	33,455
Oplink Communications Inc.(a)(b)	4,268	57,746
ORBCOMM Inc.(a)(b)	7,552	24,620
ParkerVision Inc.(a)	16,954	40,351
Plantronics Inc.	9,443	315,396
Polycom Inc.(a)	39,626	416,866
Preformed Line Products Co.	527	30,519
Premiere Global Services Inc.(a)(b)	11,114	93,246
Primus Telecommunications Group Inc.	2,714	42,257
Procera Networks Inc.(a)	4,249	103,293
RF Micro Devices Inc.(a)(b)	61,897	263,062
RigNet Inc.(a)	2,751	47,840
SBA Communications Corp. Class A(a)(b)	26,837	1,531,051
Shenandoah Telecommunications Co.	5,189	70,622
ShoreTel Inc.(a)(b)	10,948	47,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

Sonus Networks Inc.(a)(b)	47,003	101,056
Sprint Nextel Corp.(a)	664,519	2,166,332
SureWest Communications	3,205	67,529
Sycamore Networks Inc.(a)(b)	4,566	66,298
Symmetricom Inc.(a)(b)	9,437	56,528
TeleNav Inc.(a)(b)	3,595	22,037
Telephone & Data Systems Inc.	21,095	449,113
Tellabs Inc.	81,057	269,920
Telular Corp.(b)	3,709	34,271
TESSCO Technologies Inc.	1,210	26,681
tw telecom inc.(a)(b)	33,304	854,581
Ubiquiti Networks Inc.(a)(b)	2,341	33,359
United States Cellular Corp.(a)(b)	3,040	117,405
USA Mobility Inc.	4,817	61,947
Verizon Communications Inc.	629,125	27,958,315
ViaSat Inc.(a)(b)	8,340	315,002
Virgin Media Inc.	61,463	1,499,083
Vonage Holdings Corp.(a)	35,232	70,816
Westell Technologies Inc. Class A(a)(b)	10,241	24,374
Windstream Corp.	130,189	1,257,626

		136,126,631
TEXTILES—0.07%
Cintas Corp.	24,328	939,304
Culp Inc.	1,960	20,090
G&K Services Inc. Class A	4,161	129,782
Mohawk Industries Inc.(a)(b)	12,607	880,347
UniFirst Corp.	3,222	205,402

		2,174,925
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	25,536	864,904
JAKKS Pacific Inc.	5,776	92,474
LeapFrog Enterprises Inc.(a)(b)	11,225	115,169
Mattel Inc.	75,455	2,447,760

		3,520,307
TRANSPORTATION—1.72%
Air Transport Services Group Inc.(a)(b)	11,737	61,032
Alexander & Baldwin Holdings Inc.	9,317	496,130
Arkansas Best Corp.	5,544	69,854
Atlas Air Worldwide Holdings Inc.(a)(b)	5,848	254,446
Bristow Group Inc.	7,941	322,960
C.H. Robinson Worldwide Inc.	36,034	2,109,070
CAI International Inc.(a)(b)	2,864	56,936
Celadon Group Inc.	4,391	71,925
Con-way Inc.	12,362	446,392
CSX Corp.	230,113	5,145,327
Echo Global Logistics Inc.(a)	3,291	62,726
Expeditors International of Washington Inc.	46,998	1,821,172
FedEx Corp.	69,835	6,397,584
Forward Air Corp.	6,457	208,367
Frontline Ltd.(b)	11,232	51,218
GasLog Ltd.(a)	5,244	53,227
Genco Shipping & Trading Ltd.(a)(b)	6,921	21,109
Genesee & Wyoming Inc. Class A(a)(b)	8,944	472,601
Golar LNG Ltd.	9,663	364,295
GulfMark Offshore Inc. Class A(a)	5,967	203,117
Heartland Express Inc.	10,654	152,459
Hub Group Inc. Class A(a)(b)	8,177	296,007

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

International Shipholding Corp.	1,189	22,425
J.B. Hunt Transport Services Inc.	19,871	1,184,312
Kansas City Southern Industries Inc.	24,339	1,693,021
Kirby Corp.(a)	12,356	581,720
Knight Transportation Inc.	12,846	205,408
Knightsbridge Tankers Ltd.	5,448	44,347
Landstar System Inc.	10,368	536,233
Marten Transport Ltd.	3,401	72,305
Nordic American Tankers Ltd.(b)	11,666	158,308
Norfolk Southern Corp.	72,137	5,177,272
Old Dominion Freight Line Inc.(a)	10,538	456,190
Overseas Shipholding Group Inc.(b)	5,474	60,816
Pacer International Inc.(a)(b)	7,631	41,360
Patriot Transportation Holding Inc.(a)(b)	1,345	31,648
PHI Inc.(a)(b)	2,855	79,398
Quality Distribution Inc.(a)	4,762	52,811
RailAmerica Inc.(a)(b)	4,197	101,567
Rand Logistics Inc.(a)	3,949	33,566
Roadrunner Transportation Systems Inc.(a)(b)	2,863	48,356
Ryder System Inc.	11,352	408,786
Saia Inc.(a)(b)	3,613	79,089
Scorpio Tankers Inc.(a)(b)	8,399	53,670
Ship Finance International Ltd.	10,033	156,816
Swift Transportation Co.(a)(b)	17,626	166,566
Teekay Corp.	8,057	235,909
Teekay Tankers Ltd. Class A	14,038	64,013
Tidewater Inc.	11,383	527,716
Union Pacific Corp.	105,454	12,581,717
United Parcel Service Inc. Class B	160,416	12,634,364
Universal Truckload Services Inc.	1,201	18,165
UTi Worldwide Inc.	22,879	334,262
Werner Enterprises Inc.	9,802	234,170
XPO Logistics Inc.(a)(b)	3,925	65,940

		57,280,200
TRUCKING & LEASING—0.03%
AMERCO	1,929	173,552
GATX Corp.	10,334	397,859
Greenbrier Companies Inc. (The)(a)	5,089	89,465
TAL International Group Inc.	6,492	217,417
Textainer Group Holdings Ltd.(b)	2,736	100,959
Willis Lease Finance Corp.(a)	1,229	15,141

		994,393
VENTURE CAPITAL—0.01%
Fidus Investment Corp.(b)	2,106	31,948
GSV Capital Corp.(a)	4,313	40,111
Harris & Harris Group Inc.(a)(b)	6,761	25,692
Hercules Technology Growth Capital Inc.	11,071	125,545

		223,296
WATER—0.09%
American States Water Co.	4,152	164,336
American Water Works Co. Inc.	38,992	1,336,646
Aqua America Inc.	30,779	768,244
Artesian Resources Corp. Class A	1,604	34,550
California Water Service Group	9,264	171,106
Connecticut Water Service Inc.(b)	1,874	54,308
Consolidated Water Co. Ltd.	3,172	26,296
Middlesex Water Co.	3,404	64,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

PICO Holdings Inc.(a)(b)	5,085	113,955
SJW Corp.	3,074	73,807
York Water Co. (The)(b)	2,776	49,663

		2,857,587

TOTAL COMMON STOCKS
(Cost: $3,406,078,258)		3,329,497,368

INVESTMENT COMPANIES—0.00%

CLOSED-END FUNDS—0.00%
Firsthand Technology Value Fund Inc.(a)	1,914	33,801

		33,801
TOTAL INVESTMENT COMPANIES
(Cost: $36,383)		33,801

RIGHTS—0.00%

BANKS—0.00%
Hampton Roads Bankshares Inc. Additional(a)	2,138	1,723
Hampton Roads Bankshares Inc. Basic(a)	2,138	1,551

		3,274

TOTAL RIGHTS
(Cost: $20,056)		3,274

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	2,506	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—4.55%

MONEY MARKET FUNDS—4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	125,991,316	125,991,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	8,893,503	8,893,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	16,894,710	16,894,710

		151,779,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,779,529)		151,779,529

TOTAL INVESTMENTS IN SECURITIES—104.38%
(Cost: $3,557,914,226)		3,481,313,972
Other Assets, Less Liabilities—(4.38)%		(146,080,171)

NET ASSETS—100.00%		$3,335,233,801

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.21%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,146	$6,899
Interpublic Group of Companies Inc. (The)	1,223	13,270
Lamar Advertising Co. Class A(a)	3,070	87,802
MDC Partners Inc.	438	4,967
Millennial Media Inc.(a)	502	6,621
Omnicom Group Inc.	12,504	607,694

		727,253
AEROSPACE & DEFENSE—2.42%
AeroVironment Inc.(a)	478	12,576
Astronics Corp.(a)	470	13,273
BE Aerospace Inc.(a)	4,483	195,728
Boeing Co. (The)	31,065	2,308,129
CPI Aerostructures Inc.(a)	264	2,904
Cubic Corp.	395	18,992
GenCorp Inc.(a)(b)	2,195	14,289
Goodrich Corp.	5,788	734,497
HEICO Corp.	2,433	96,152
Kaman Corp.	1,220	37,747
LMI Aerospace Inc.(a)(b)	47	817
Lockheed Martin Corp.	10,672	929,318
M/A-COM Technology Solutions Holdings Inc.(a)	85	1,573
Moog Inc. Class A(a)	243	10,048
National Presto Industries Inc.(b)	22	1,535
Rockwell Collins Inc.	6,664	328,868
SIFCO Industries Inc.	67	1,540
Spirit AeroSystems Holdings Inc. Class A(a)	1,245	29,668
Teledyne Technologies Inc.(a)(b)	591	36,435
TransDigm Group Inc.(a)	2,346	315,068
Triumph Group Inc.	785	44,172
United Technologies Corp.	41,858	3,161,535

		8,294,864
AGRICULTURE—2.89%
Alico Inc.	59	1,802
Altria Group Inc.	72,523	2,505,670
Cadiz Inc.(a)(b)	564	4,066
Limoneira Co.(b)	345	5,596
Lorillard Inc.	5,999	791,568
Philip Morris International Inc.	71,991	6,281,935
Reynolds American Inc.	5,072	227,580
Star Scientific Inc.(a)(b)	6,736	30,716
Tejon Ranch Co.(a)(b)	631	18,059
Vector Group Ltd.	1,842	31,351

		9,898,343
AIRLINES—0.33%
Alaska Air Group Inc.(a)	3,109	111,613
Allegiant Travel Co.(a)(b)	683	47,592
Copa Holdings SA Class A	1,236	101,945
Delta Air Lines Inc.(a)	24,932	273,005
Hawaiian Holdings Inc.(a)	1,292	8,411
Republic Airways Holdings Inc.(a)	1,235	6,854

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

SkyWest Inc.	217	1,417
Southwest Airlines Co.	6,880	63,434
Spirit Airlines Inc.(a)	1,922	37,402
United Continental Holdings Inc.(a)(b)	15,270	371,519
US Airways Group Inc.(a)	7,497	99,935
		1,123,127

APPAREL—1.21%
Carter’s Inc.(a)	2,235	117,561
Cherokee Inc.	337	4,694
Coach Inc.	13,207	772,345
Crocs Inc.(a)	4,155	67,103
Deckers Outdoor Corp.(a)(b)	1,104	48,587
G-III Apparel Group Ltd.(a)(b)	94	2,227
Hanesbrands Inc.(a)(b)	4,451	123,426
Maidenform Brands Inc.(a)(b)	772	15,378
Michael Kors Holdings Ltd.(a)	3,880	162,339
Nike Inc. Class B	16,609	1,457,938
Oxford Industries Inc.	648	28,966
R.G. Barry Corp.	372	5,056
Ralph Lauren Corp.	2,836	397,210
Steven Madden Ltd.(a)	1,814	57,595
True Religion Apparel Inc.	1,197	34,689
Under Armour Inc. Class A(a)(b)	1,777	167,891
VF Corp.	4,020	536,469
Warnaco Group Inc. (The)(a)	1,663	70,811
Wolverine World Wide Inc.	2,248	87,177

		4,157,462
AUTO MANUFACTURERS—0.07%
PACCAR Inc.	3,680	144,219
Tesla Motors Inc.(a)(b)	3,022	94,559
Wabash National Corp.(a)(b)	3,026	20,032

		258,810
AUTO PARTS & EQUIPMENT—0.37%
Allison Transmission Holdings Inc.	1,208	21,212
Amerigon Inc.(a)(b)	1,348	15,489
BorgWarner Inc.(a)	5,270	345,659
Commercial Vehicle Group Inc.(a)	1,104	9,516
Cooper Tire & Rubber Co.	2,488	43,640
Dana Holding Corp.(b)	699	8,954
Delphi Automotive PLC(a)(b)	15,101	385,075
Dorman Products Inc.(a)	1,132	28,402
Fuel Systems Solutions Inc.(a)	146	2,437
Goodyear Tire & Rubber Co. (The)(a)	11,170	131,918
Meritor Inc.(a)	1,042	5,439
Tenneco Inc.(a)	2,804	75,203
Titan International Inc.(b)	1,947	47,760
Tower International Inc.(a)(b)	293	3,077
Visteon Corp.(a)	124	4,650
WABCO Holdings Inc.(a)	2,729	144,446

		1,272,877
BANKS—0.05%
Arrow Financial Corp.	25	604
Bank of the Ozarks Inc.	986	29,659
Bridge Capital Holdings(a)	125	2,019
Cass Information Systems Inc.	406	16,342

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Encore Bancshares Inc.(a)	73	1,506
FNB United Corp.(a)	346	4,495
Signature Bank(a)	385	23,473
Texas Capital Bancshares Inc.(a)	1,529	61,756
Westamerica Bancorp	710	33,505

		173,359
BEVERAGES—3.96%
Boston Beer Co. Inc. (The) Class A(a)(b)	359	43,439
Brown-Forman Corp. Class B NVS	4,006	387,981
Coca-Cola Bottling Co. Consolidated	204	13,113
Coca-Cola Co. (The)	89,213	6,975,565
Coca-Cola Enterprises Inc.	1,009	28,292
Craft Brew Alliance Inc.(a)(b)	156	1,276
Dr Pepper Snapple Group Inc.	9,744	426,300
Farmer Bros. Co.(a)	18	143
Green Mountain Coffee Roasters Inc.(a)	5,373	117,024
Monster Beverage Corp.(a)	6,609	470,561
National Beverage Corp.(a)	496	7,410
Peet’s Coffee & Tea Inc.(a)(b)	620	37,225
PepsiCo Inc.	71,832	5,075,649

		13,583,978
BIOTECHNOLOGY—3.29%
Acorda Therapeutics Inc.(a)(b)	1,824	42,973
Aegerion Pharmaceuticals Inc.(a)(b)	999	14,825
Affymax Inc.(a)(b)	1,670	21,510
Agenus Inc.(a)	649	3,401
Alexion Pharmaceuticals Inc.(a)	8,827	876,521
Alnylam Pharmaceuticals Inc.(a)(b)	2,160	25,207
AMAG Pharmaceuticals Inc.(a)	786	12,104
Amgen Inc.	35,719	2,608,916
Amylin Pharmaceuticals Inc.(a)	6,744	190,383
Arena Pharmaceuticals Inc.(a)(b)	8,059	80,429
ARIAD Pharmaceuticals Inc.(a)	7,566	130,211
ArQule Inc.(a)	2,571	15,246
BioCryst Pharmaceuticals Inc.(a)	2,281	9,078
Biogen Idec Inc.(a)	11,002	1,588,469
Biotime Inc.(a)(b)	1,446	6,652
Cambrex Corp.(a)	712	6,700
Celgene Corp.(a)	20,230	1,297,957
Celldex Therapeutics Inc.(a)	2,721	14,122
Ceres Inc.(a)(b)	320	2,896
Charles River Laboratories International Inc.(a)(b)	1,433	46,945
Coronado Biosciences Inc.(a)	633	3,197
Cubist Pharmaceuticals Inc.(a)	2,887	109,446
Curis Inc.(a)(b)	2,825	15,255
Dendreon Corp.(a)(b)	6,998	51,785
Discovery Laboratories Inc.(a)	2,021	4,689
Dynavax Technologies Corp.(a)(b)	7,087	30,616
Emergent BioSolutions Inc.(a)	241	3,651
Exact Sciences Corp.(a)(b)	2,642	28,322
Exelixis Inc.(a)(b)	6,701	37,056
Gilead Sciences Inc.(a)	34,782	1,783,621
GTx Inc.(a)(b)	813	2,870
Halozyme Therapeutics Inc.(a)(b)	4,181	37,044
Harvard Bioscience Inc.(a)	71	268
Human Genome Sciences Inc.(a)	9,080	119,220
Illumina Inc.(a)	5,663	228,729
ImmunoGen Inc.(a)(b)	2,783	46,699
Immunomedics Inc.(a)(b)	2,864	10,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Incyte Corp.(a)(b)	4,443	100,856
InterMune Inc.(a)	1,691	20,207
Lexicon Pharmaceuticals Inc.(a)(b)	3,964	8,919
Life Technologies Corp.(a)	776	34,912
Ligand Pharmaceuticals Inc. Class B(a)(b)	767	12,993
Medicines Co. (The)(a)	2,547	58,428
Merrimack Pharmaceuticals Inc.(a)	708	5,154
Momenta Pharmaceuticals Inc.(a)(b)	831	11,235
Myriad Genetics Inc.(a)	3,886	92,370
NewLink Genetics Corp.(a)	588	8,808
Novavax Inc.(a)(b)	5,385	8,401
NPS Pharmaceuticals Inc.(a)(b)	2,638	22,713
Omeros Corp.(a)	1,040	10,400
OncoGenex Pharmaceutical Inc.(a)	677	9,099
Oncothyreon Inc.(a)	2,647	12,388
PDL BioPharma Inc.	5,587	37,042
Regeneron Pharmaceuticals Inc.(a)	3,554	405,938
Repligen Corp.(a)	1,292	5,556
RTI Biologics Inc.(a)	137	515
Sangamo BioSciences Inc.(a)(b)	2,332	12,873
Seattle Genetics Inc.(a)(b)	4,367	110,878
Sequenom Inc.(a)(b)	4,040	16,402
Spectrum Pharmaceuticals Inc.(a)(b)	2,751	42,806
Sunesis Pharmaceuticals Inc.(a)(b)	1,181	3,389
Transcept Pharmaceuticals Inc.(a)	176	1,091
Trius Therapeutics Inc.(a)(b)	1,156	6,659
United Therapeutics Corp.(a)(b)	2,332	115,154
Verastem Inc.(a)(b)	241	2,458
Vertex Pharmaceuticals Inc.(a)	9,705	542,704
Vical Inc.(a)	3,003	10,811
XOMA Corp.(a)	2,788	8,364
ZIOPHARM Oncology Inc.(a)(b)	3,040	18,088

		11,264,848
BUILDING MATERIALS—0.22%
AAON Inc.(b)	837	15,777
American DG Energy Inc.(a)	1,030	2,338
Armstrong World Industries Inc.	978	48,078
Builders FirstSource Inc.(a)(b)	2,086	9,888
Comfort Systems USA Inc.	512	5,130
Drew Industries Inc.(a)	421	11,725
Eagle Materials Inc.	2,092	78,115
Fortune Brands Home & Security Inc.(a)	1,218	27,125
Headwaters Inc.(a)(b)	2,830	14,575
Interline Brands Inc.(a)	127	3,184
Lennox International Inc.	2,352	109,674
Martin Marietta Materials Inc.	1,078	84,968
Masco Corp.	16,370	227,052
Nortek Inc.(a)	359	17,964
Patrick Industries Inc.(a)	186	2,372
PGT Inc.(a)	513	1,554
Simpson Manufacturing Co. Inc.	190	5,607
Trex Co. Inc.(a)(b)	642	19,318
USG Corp.(a)(b)	3,423	65,208

		749,652
CHEMICALS—3.23%
Aceto Corp.	293	2,646
Airgas Inc.	3,151	264,716
Albemarle Corp.	2,321	138,424
American Vanguard Corp.	1,287	34,221

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Balchem Corp.	1,321	43,078
Celanese Corp. Series A	7,178	248,502
CF Industries Holdings Inc.	672	130,193
Chemtura Corp.(a)	3,169	45,950
E.I. du Pont de Nemours and Co.	43,036	2,176,331
Eastman Chemical Co.	5,068	255,275
Ecolab Inc.	11,950	818,933
FMC Corp.	6,300	336,924
Georgia Gulf Corp.	1,001	25,696
H.B. Fuller Co.	2,305	70,763
Hawkins Inc.	428	16,341
Innophos Holdings Inc.	997	56,291
Innospec Inc.(a)	130	3,849
International Flavors & Fragrances Inc.	3,716	203,637
Intrepid Potash Inc.(a)	1,183	26,925
KMG Chemicals Inc.	366	7,056
Landec Corp.(a)	298	2,551
LyondellBasell Industries NV Class A	1,084	43,653
Monsanto Co.	24,499	2,028,027
NewMarket Corp.	403	87,290
Olin Corp.	2,539	53,040
OMNOVA Solutions Inc.(a)(b)	2,023	15,253
PolyOne Corp.	3,254	44,515
PPG Industries Inc.	7,000	742,840
Praxair Inc.	13,717	1,491,449
Quaker Chemical Corp.	166	7,671
Rockwood Holdings Inc.	953	42,266
RPM International Inc.	2,364	64,301
Sherwin-Williams Co. (The)	3,984	527,282
Sigma-Aldrich Corp.	5,560	411,051
Solutia Inc.	5,617	157,557
Stepan Co.	367	34,564
TPC Group Inc.(a)(b)	433	15,999
Valspar Corp. (The)	4,268	224,027
W.R. Grace & Co.(a)	3,119	157,354
Westlake Chemical Corp.	218	11,393
Zep Inc.	420	5,767

		11,073,601
COAL—0.01%
SunCoke Energy Inc.(a)	2,285	33,475

		33,475
COMMERCIAL SERVICES—2.91%
Aaron’s Inc.	2,670	75,588
Acacia Research Corp.(a)	2,296	85,503
Accretive Health Inc.(a)(b)	2,604	28,540
Advisory Board Co. (The)(a)(b)	1,585	78,600
Alliance Data Systems Corp.(a)(b)	2,312	312,120
American Public Education Inc.(a)(b)	848	27,136
American Reprographics Co.(a)	236	1,187
AMN Healthcare Services Inc.(a)	1,054	6,250
Apollo Group Inc. Class A(a)	4,681	169,405
Arbitron Inc.	1,210	42,350
Automatic Data Processing Inc.	22,461	1,250,179
AVEO Pharmaceuticals Inc.(a)	1,662	20,210
Avis Budget Group Inc.(a)	4,903	74,526
Barrett Business Services Inc.	325	6,870
Bridgepoint Education Inc.(a)(b)	794	17,309
Brink’s Co. (The)	2,184	50,625
Capella Education Co.(a)	617	21,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Cardtronics Inc.(a)	2,038	61,568
CDI Corp.	76	1,246
Chemed Corp.	874	52,825
Collectors Universe Inc.	250	3,670
Corporate Executive Board Co. (The)	1,537	62,833
CorVel Corp.(a)(b)	276	13,524
CoStar Group Inc.(a)	1,228	99,714
Deluxe Corp.	1,578	39,355
Dollar Thrifty Automotive Group Inc.(a)(b)	680	55,053
Electro Rent Corp.	82	1,331
Equifax Inc.	4,970	231,602
ExamWorks Group Inc.(a)(b)	254	3,360
ExlService Holdings Inc.(a)(b)	1,080	26,611
FleetCor Technologies Inc.(a)	2,249	78,805
Forrester Research Inc.	654	22,144
Franklin Covey Co.(a)(b)	453	4,639
Gartner Inc.(a)(b)	4,270	183,823
Genpact Ltd.(a)	4,695	78,078
Global Cash Access Inc.(a)	3,042	21,933
Global Payments Inc.	3,588	155,109
Grand Canyon Education Inc.(a)(b)	1,847	38,676
Great Lakes Dredge & Dock Corp.	310	2,207
Green Dot Corp. Class A(a)(b)	1,109	24,531
H&E Equipment Services Inc.(a)	741	11,137
H&R Block Inc.	8,403	134,280
Hackett Group Inc. (The)(a)	1,143	6,366
Healthcare Services Group Inc.	3,102	60,117
Heartland Payment Systems Inc.	1,767	53,151
Hertz Global Holdings Inc.(a)	6,489	83,059
HMS Holdings Corp.(a)(b)	3,970	132,241
Huron Consulting Group Inc.(a)	1,060	33,549
Insperity Inc.	1,015	27,456
Integramed America Inc.(a)	241	3,338
Intersections Inc.	276	4,375
Iron Mountain Inc.	6,464	213,053
ITT Educational Services Inc.(a)(b)	1,109	67,372
K12 Inc.(a)(b)	1,234	28,752
Kenexa Corp.(a)(b)	1,272	36,926
Kforce Inc.(a)(b)	1,202	16,179
Landauer Inc.	421	24,136
Lender Processing Services Inc.	3,856	97,480
Mac-Gray Corp.	114	1,606
MasterCard Inc. Class A	4,980	2,141,948
Matthews International Corp. Class A	620	20,144
MAXIMUS Inc.	1,541	79,747
McGrath RentCorp	590	15,635
Medifast Inc.(a)(b)	610	12,005
MoneyGram International Inc.(a)	278	4,059
Monro Muffler Brake Inc.	1,437	47,766
Moody’s Corp.	8,994	328,731
Morningstar Inc.	1,112	64,318
Multi-Color Corp.	30	667
National American University Holdings Inc.	360	1,548
National Research Corp.	117	6,125
Odyssey Marine Exploration Inc.(a)(b)	3,393	12,690
On Assignment Inc.(a)	1,985	31,681
PAREXEL International Corp.(a)	2,766	78,084
Paychex Inc.	13,894	436,411
Premier Exhibitions Inc.(a)(b)	1,203	3,248
PRGX Global Inc.(a)	866	6,885
Providence Service Corp. (The)(a)	114	1,563
Robert Half International Inc.	6,545	186,991
Rollins Inc.	2,906	65,007

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

RPX Corp.(a)(b)	900	12,915
SAIC Inc.	4,645	56,297
SEI Investments Co.	6,317	125,645
ServiceSource International Inc.(a)	2,295	31,786
Sotheby’s	1,096	36,563
Standard Parking Corp.(a)(b)	705	15,172
Steiner Leisure Ltd.(a)(b)	701	32,533
Strayer Education Inc.(b)	542	59,089
Team Health Holdings Inc.(a)(b)	1,312	31,606
Team Inc.(a)(b)	920	28,686
TMS International Corp.(a)	226	2,253
TNS Inc.(a)(b)	1,113	19,967
Total System Services Inc.	6,356	152,099
Tree.com Inc.(a)	173	1,979
TrueBlue Inc.(a)	1,364	21,115
United Rentals Inc.(a)	4,283	145,793
Universal Technical Institute Inc.	647	8,741
Valassis Communications Inc.(a)(b)	1,208	26,274
Vantiv Inc. Class A(a)	1,823	42,458
Verisk Analytics Inc. Class A(a)	5,824	286,890
VistaPrint NV(a)(b)	1,718	55,491
Weight Watchers International Inc.(a)	1,229	63,367
Western Union Co.	28,104	473,271
Wright Express Corp.(a)(b)	1,795	110,787
Zillow Inc. Class A(a)(b)	144	5,563
Zipcar Inc.(a)(b)	1,031	12,094

		9,968,742
COMPUTERS—12.52%
3D Systems Corp.(a)(b)	1,995	68,109
Accenture PLC Class A	29,571	1,776,921
Acorn Energy Inc.	831	6,914
Apple Inc.(a)	42,948	25,081,632
CACI International Inc. Class A(a)	93	5,117
Cadence Design Systems Inc.(a)	12,542	137,837
Carbonite Inc.(a)(b)	526	4,702
Cognizant Technology Solutions Corp. Class A(a)	13,993	839,580
Computer Task Group Inc.(a)(b)	586	8,784
Cray Inc.(a)	1,713	20,693
Datalink Corp.(a)(b)	708	6,761
Diebold Inc.	228	8,415
Digimarc Corp.(b)	338	8,673
DST Systems Inc.	256	13,903
EasyLink Services International Corp. Class A(a)	1,468	10,628
Echelon Corp.(a)(b)	923	3,212
Electronics For Imaging Inc.(a)	146	2,373
EMC Corp.(a)	96,437	2,471,680
Fortinet Inc.(a)	5,963	138,461
Fusion-io Inc.(a)(b)	3,116	65,093
iGATE Corp.(a)	1,487	25,309
IHS Inc. Class A(a)	2,310	248,856
Immersion Corp.(a)(b)	1,159	6,525
International Business Machines Corp.	50,066	9,791,908
j2 Global Inc.	1,766	46,658
Jack Henry & Associates Inc.	3,986	137,597
Keyw Holding Corp. (The)(a)	369	3,705
LivePerson Inc.(a)(b)	2,543	48,470
Manhattan Associates Inc.(a)	930	42,510
Mattersight Corp.(a)	446	3,559
Maxwell Technologies Inc.(a)(b)	1,268	8,318
Mentor Graphics Corp.(a)(b)	2,325	34,875
MICROS Systems Inc.(a)	3,693	189,082

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

MTS Systems Corp.	743	28,643
NCR Corp.(a)	7,263	165,088
NetApp Inc.(a)	11,193	356,161
NetScout Systems Inc.(a)(b)	1,667	35,991
Quantum Corp.(a)	692	1,405
RealD Inc.(a)	1,743	26,075
Riverbed Technology Inc.(a)	7,227	116,716
Silicon Graphics International Corp.(a)(b)	71	456
Stratasys Inc.(a)(b)	970	48,064
Super Micro Computer Inc.(a)(b)	1,186	18,810
Synaptics Inc.(a)	1,556	44,548
Synopsys Inc.(a)	504	14,833
Syntel Inc.	711	43,158
Teradata Corp.(a)	7,738	557,213
Unisys Corp.(a)(b)	1,034	20,215
Virtusa Corp.(a)(b)	863	11,521
Vocera Communications Inc.(a)	131	3,510
Western Digital Corp.(a)	4,356	132,771

		42,892,038
COSMETICS & PERSONAL CARE—1.03%
Avon Products Inc.	15,269	247,510
Colgate-Palmolive Co.	20,099	2,092,306
Elizabeth Arden Inc.(a)(b)	995	38,616
Estee Lauder Companies Inc. (The) Class A	10,555	571,237
Inter Parfums Inc.	538	9,291
Procter & Gamble Co. (The)	9,174	561,908

		3,520,868
DISTRIBUTION & WHOLESALE—0.68%
Beacon Roofing Supply Inc.(a)(b)	2,173	54,803
Core-Mark Holding Co. Inc.	71	3,418
Fastenal Co.	13,579	547,369
Fossil Inc.(a)	2,502	191,503
Genuine Parts Co.	7,172	432,113
Houston Wire & Cable Co.	291	3,181
LKQ Corp.(a)	6,764	225,917
MRC Global Inc.(a)	645	13,726
MWI Veterinary Supply Inc.(a)(b)	577	59,298
Owens & Minor Inc.	2,509	76,851
Pool Corp.	2,191	88,648
Rentrak Corp.(a)(b)	255	5,266
Titan Machinery Inc.(a)(b)	782	23,749
United Stationers Inc.	105	2,830
W.W. Grainger Inc.	2,679	512,332
Watsco Inc.	1,358	100,220

		2,341,224
DIVERSIFIED FINANCIAL SERVICES—2.34%
Affiliated Managers Group Inc.(a)	1,754	191,975
American Express Co.	29,569	1,721,211
BGC Partners Inc. Class A	4,551	26,714
BlackRock Inc.(c)	3,125	530,687
CBOE Holdings Inc.	3,494	96,714
Cohen & Steers Inc.(b)	853	29,437
Credit Acceptance Corp.(a)	364	30,733
DFC Global Corp.(a)(b)	1,589	29,285
Diamond Hill Investment Group Inc.	114	8,925
Duff & Phelps Corp. Class A	391	5,669
Eaton Vance Corp.	5,329	143,617

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Ellie Mae Inc.(a)(b)	1,000	18,000
Encore Capital Group Inc.(a)(b)	803	23,785
Epoch Holding Corp.	738	16,812
Evercore Partners Inc. Class A	118	2,760
Federated Investors Inc. Class B(b)	3,536	77,262
Financial Engines Inc.(a)	2,140	45,903
Franklin Resources Inc.	1,476	163,821
FX Alliance Inc.(a)(b)	279	4,383
GAMCO Investors Inc. Class A	299	13,273
Greenhill & Co. Inc.	1,314	46,844
Higher One Holdings Inc.(a)(b)	1,498	18,306
IntercontinentalExchange Inc.(a)	3,335	453,493
Ladenburg Thalmann Financial Services Inc.(a)(b)	4,730	7,284
Lazard Ltd. Class A(b)	5,219	135,642
LPL Financial Holdings Inc.	2,014	68,013
MarketAxess Holdings Inc.	1,687	44,942
MicroFinancial Inc.	190	1,539
Nationstar Mortgage Holdings Inc.(a)(b)	887	19,088
Netspend Holdings Inc.(a)	1,438	13,215
Ocwen Financial Corp.(a)	300	5,634
Portfolio Recovery Associates Inc.(a)(b)	783	71,457
Pzena Investment Management Inc. Class A	387	1,714
Regional Management Corp.(a)	226	3,718
SeaCube Container Leasing Ltd.	86	1,468
Stifel Financial Corp.(a)	1,219	37,667
T. Rowe Price Group Inc.	11,725	738,206
Teton Advisors Inc. Class B	3	39
Virtus Investment Partners Inc.(a)	147	11,907
Visa Inc. Class A	24,001	2,967,244
Waddell & Reed Financial Inc. Class A	3,944	119,424
WageWorks Inc.(a)	188	2,831
Westwood Holdings Group Inc.	319	11,886
WisdomTree Investments Inc.(a)	2,710	17,805
World Acceptance Corp.(a)(b)	507	33,361

		8,013,693
ELECTRIC—0.05%
Ameresco Inc. Class A(a)(b)	704	8,399
Atlantic Power Corp.(a)	395	5,060
EnerNOC Inc.(a)	308	2,230
ITC Holdings Corp.	2,349	161,869
Ormat Technologies Inc.	233	4,984
Otter Tail Corp.	84	1,921

		184,463
ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
Acuity Brands Inc.	1,929	98,205
American Superconductor Corp.(a)	30	141
AMETEK Inc.	7,392	368,935
Belden Inc.	1,842	61,431
Capstone Turbine Corp.(a)(b)	13,923	14,062
Coleman Cable Inc.	371	3,224
Emerson Electric Co.	28,335	1,319,844
EnerSys Inc.(a)	807	28,302
Generac Holdings Inc.(a)	523	12,583
General Cable Corp.(a)(b)	138	3,580
Graham Corp.	439	8,174
Hubbell Inc. Class B	2,243	174,819
Insteel Industries Inc.	44	491
Littelfuse Inc.	906	51,542
Powell Industries Inc.(a)(b)	178	6,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

SunPower Corp.(a)	855	4,113
Universal Display Corp.(a)(b)	1,835	65,950
Vicor Corp.	156	1,083

		2,223,129
ELECTRONICS—1.42%
Agilent Technologies Inc.	15,984	627,212
American Science and Engineering Inc.	76	4,290
Amphenol Corp. Class A	7,450	409,154
Analogic Corp.	567	35,154
Badger Meter Inc.	671	25,196
Coherent Inc.(a)(b)	317	13,726
Cymer Inc.(a)	441	25,997
Daktronics Inc.	289	1,997
ESCO Technologies Inc.	396	14,430
FARO Technologies Inc.(a)	782	32,907
FEI Co.(a)	1,624	77,692
FLIR Systems Inc.	5,764	112,398
Fluidigm Corp.(a)	950	14,288
Garmin Ltd.	377	14,435
Gentex Corp.	6,586	137,450
GSI Group Inc.(a)	124	1,421
Honeywell International Inc.	35,786	1,998,290
II-VI Inc.(a)(b)	2,065	34,424
InvenSense Inc.(a)(b)	1,684	19,029
Jabil Circuit Inc.	1,562	31,755
LeCroy Corp.(a)	569	8,114
Measurement Specialties Inc.(a)(b)	615	19,994
Mesa Laboratories Inc.	121	5,625
Mettler-Toledo International Inc.(a)	1,446	225,359
Multi-Fineline Electronix Inc.(a)	71	1,749
National Instruments Corp.	4,310	115,767
NVE Corp.(a)(b)	210	11,288
OSI Systems Inc.(a)(b)	917	58,083
Plexus Corp.(a)(b)	704	19,853
Rogers Corp.(a)(b)	319	12,636
SRS Labs Inc.(a)(b)	526	4,734
Sypris Solutions Inc.	332	2,314
Taser International Inc.(a)(b)	2,442	12,796
Trimble Navigation Ltd.(a)	5,743	264,235
Waters Corp.(a)	4,083	324,476
Woodward Inc.	3,153	124,354
Zagg Inc.(a)(b)	1,180	12,874
Zygo Corp.(a)	115	2,054

		4,857,550
ENERGY - ALTERNATE SOURCES—0.03%
Clean Energy Fuels Corp.(a)(b)	3,053	47,321
Enphase Energy Inc.(a)(b)	295	1,835
FuelCell Energy Inc.(a)(b)	1,756	1,774
Gevo Inc.(a)	882	4,383
KiOR Inc. Class A(a)(b)	1,224	10,955
Renewable Energy Group Inc.(a)(b)	12	89
Saratoga Resources Inc.(a)	844	4,963
Solazyme Inc.(a)(b)	1,514	21,045

		92,365
ENGINEERING & CONSTRUCTION—0.15%
Aegion Corp.(a)	258	4,616
Argan Inc.	71	993

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Chicago Bridge & Iron Co. NV	2,759	104,732
Dycom Industries Inc.(a)	1,357	25,254
Exponent Inc.(a)(b)	621	32,807
Fluor Corp.	5,798	286,073
MasTec Inc.(a)(b)	2,714	40,818
Mistras Group Inc.(a)(b)	723	19,000
MYR Group Inc.(a)	520	8,871
Sterling Construction Co. Inc.(a)	4	41

		523,205
ENTERTAINMENT—0.20%
Bally Technologies Inc.(a)	1,991	92,900
Carmike Cinemas Inc.(a)	263	3,853
Churchill Downs Inc.	198	11,640
Cinemark Holdings Inc.	5,301	121,128
Dolby Laboratories Inc. Class A(a)	1,357	56,044
International Game Technology	7,551	118,928
Lions Gate Entertainment Corp.(a)(b)	3,918	57,751
Madison Square Garden Inc. Class A(a)	163	6,103
Multimedia Games Holding Co. Inc.(a)	1,267	17,738
National CineMedia Inc.	864	13,107
Penn National Gaming Inc.(a)	244	10,880
Pinnacle Entertainment Inc.(a)	162	1,558
Regal Entertainment Group Class A	1,378	18,961
Scientific Games Corp. Class A(a)	338	2,890
Shuffle Master Inc.(a)(b)	2,540	35,052
Six Flags Entertainment Corp.	1,831	99,204
Vail Resorts Inc.	584	29,247

		696,984
ENVIRONMENTAL CONTROL—0.21%
ADA-ES Inc.(a)(b)	417	10,579
Calgon Carbon Corp.(a)	2,216	31,512
Casella Waste Systems Inc. Class A(a)(b)	64	374
CECO Environmental Corp.	284	2,244
Clean Harbors Inc.(a)	2,166	122,206
Covanta Holding Corp.	342	5,865
Darling International Inc.(a)	1,647	27,159
EnergySolutions Inc.(a)	772	1,305
GSE Holding Inc.(a)(b)	418	4,418
Heckmann Corp.(a)(b)	406	1,372
Heritage-Crystal Clean Inc.(a)	363	5,935
Met-Pro Corp.	46	424
Mine Safety Appliances Co.	1,282	51,588
Rentech Inc.(a)	7,039	14,500
Stericycle Inc.(a)	3,911	358,521
Tetra Tech Inc.(a)	2,388	62,279
TRC Companies Inc.(a)(b)	530	3,223
US Ecology Inc.	528	9,367
Waste Connections Inc.	334	9,993

		722,864
FOOD—1.84%
Annie’s Inc.(a)	164	6,865
Arden Group Inc. Class A	30	2,616
B&G Foods Inc. Class A	2,235	59,451
Cal-Maine Foods Inc.	575	22,483
Calavo Growers Inc.	526	13,455
Campbell Soup Co.	6,293	210,060
Chefs’ Warehouse Inc. (The)(a)	510	9,206

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Dean Foods Co.(a)	7,220	122,957
Flowers Foods Inc.	5,178	120,285
Fresh Market Inc. (The)(a)	1,248	66,930
General Mills Inc.	23,286	897,442
H.J. Heinz Co.	9,138	496,924
Hain Celestial Group Inc.(a)	1,702	93,678
Harris Teeter Supermarkets Inc.	278	11,395
Hershey Co. (The)	6,881	495,638
Hillshire Brands Co.	4,640	134,514
Hormel Foods Corp.	3,545	107,839
Ingredion Inc.	754	37,338
Inventure Foods Inc.(a)	610	3,843
J&J Snack Foods Corp.	689	40,720
Kellogg Co.	10,473	516,633
Kraft Foods Inc. Class A	4,218	162,899
Kroger Co. (The)	25,794	598,163
Lancaster Colony Corp.	855	60,885
Lifeway Foods Inc.	204	2,115
McCormick & Co. Inc. NVS	6,096	369,722
Pilgrim’s Pride Corp.(a)	2,250	16,088
Post Holdings Inc.(a)	899	27,644
Safeway Inc.	1,534	27,842
Sanderson Farms Inc.	1,061	48,615
Snyders-Lance Inc.	1,813	45,742
SUPERVALU Inc.(b)	7,427	38,472
Sysco Corp.	14,197	423,213
Tootsie Roll Industries Inc.	1,010	24,099
TreeHouse Foods Inc.(a)	1,119	69,703
United Natural Foods Inc.(a)	2,255	123,709
Whole Foods Market Inc.	8,435	804,024

		6,313,207
FOREST PRODUCTS & PAPER—0.05%
Buckeye Technologies Inc.	1,064	30,313
Clearwater Paper Corp.(a)	862	29,411
Deltic Timber Corp.	503	30,673
Neenah Paper Inc.	442	11,797
Orchids Paper Products Co.	129	2,281
P.H. Glatfelter Co.	334	5,468
Schweitzer-Mauduit International Inc.	533	36,319
Wausau Paper Corp.	1,936	18,837

		165,099
GAS—0.02%
Piedmont Natural Gas Co.	279	8,981
Questar Corp.	1,853	38,653
South Jersey Industries Inc.	307	15,648

		63,282
HAND & MACHINE TOOLS—0.07%
Franklin Electric Co. Inc.	1,032	52,766
Lincoln Electric Holdings Inc.	3,829	167,672
Snap-on Inc.	534	33,242

		253,680
HEALTH CARE - PRODUCTS—2.34%
Abaxis Inc.(a)(b)	1,000	37,000
ABIOMED Inc.(a)(b)	1,545	35,257
Accuray Inc.(a)(b)	3,299	22,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

ArthroCare Corp.(a)(b)	1,054	30,861
AtriCure Inc.(a)(b)	623	5,987
Atrion Corp.	69	14,144
Baxter International Inc.	23,137	1,229,732
Becton, Dickinson and Co.	8,686	649,279
BG Medicine Inc.(a)(b)	515	3,595
Bruker Corp.(a)(b)	4,304	57,286
C.R. Bard Inc.	3,859	414,611
Cantel Medical Corp.	980	26,705
Cardiovascular Systems Inc.(a)(b)	732	7,166
Cepheid Inc.(a)	2,995	134,026
Cerus Corp.(a)	2,189	7,267
Conceptus Inc.(a)(b)	1,468	29,096
Cooper Companies Inc. (The)	652	52,004
Covidien PLC	1,135	60,723
Cyberonics Inc.(a)(b)	1,270	57,074
Cynosure Inc. Class A(a)	225	4,759
DexCom Inc.(a)(b)	3,121	40,448
Edwards Lifesciences Corp.(a)	5,256	542,945
Endologix Inc.(a)(b)	2,557	39,480
EnteroMedics Inc.(a)	1,184	4,085
Exactech Inc.(a)	88	1,476
Female Health Co. (The)(b)	822	4,825
Gen-Probe Inc.(a)	2,086	171,469
Genomic Health Inc.(a)(b)	739	24,683
Haemonetics Corp.(a)	1,165	86,338
Hansen Medical Inc.(a)(b)	2,727	6,190
HeartWare International Inc.(a)(b)	653	57,986
Henry Schein Inc.(a)(b)	2,337	183,431
ICU Medical Inc.(a)	526	28,078
IDEXX Laboratories Inc.(a)	2,523	242,536
ImmunoCellular Therapeutics Ltd.(a)	1,850	6,938
Insulet Corp.(a)(b)	2,208	47,185
Integra LifeSciences Holdings Corp.(a)(b)	514	19,111
Intuitive Surgical Inc.(a)	1,824	1,010,113
IRIS International Inc.(a)	739	8,351
Luminex Corp.(a)(b)	1,927	47,192
MAKO Surgical Corp.(a)(b)	1,670	42,769
Masimo Corp.(a)	2,303	51,541
MEDTOX Scientific Inc.(a)	337	9,086
Medtronic Inc.	2,919	113,053
Merge Healthcare Inc.(a)(b)	2,001	5,723
Meridian Bioscience Inc.	1,903	38,935
Merit Medical Systems Inc.(a)(b)	109	1,505
Natus Medical Inc.(a)	837	9,726
Navidea Biopharmaceuticals Inc.(a)(b)	4,289	15,955
NuVasive Inc.(a)	490	12,426
NxStage Medical Inc.(a)	2,275	38,129
OraSure Technologies Inc.(a)(b)	2,228	25,043
Orthofix International NV(a)	691	28,504
PhotoMedex Inc.(a)	515	6,257
PSS World Medical Inc.(a)	2,319	48,676
Quidel Corp.(a)	1,268	19,882
ResMed Inc.(a)(b)	6,552	204,422
Rochester Medical Corp.(a)	433	4,659
Rockwell Medical Technologies Inc.(a)(b)	920	8,565
Sirona Dental Systems Inc.(a)	474	21,335
Spectranetics Corp.(a)(b)	1,623	18,535
St. Jude Medical Inc.	11,128	444,118
Staar Surgical Co.(a)(b)	1,682	13,069
Steris Corp.	1,965	61,642
Stryker Corp.	10,454	576,015
SurModics Inc.(a)	163	2,820

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Symmetry Medical Inc.(a)	587	5,036
TECHNE Corp.	1,691	125,472
Thoratec Corp.(a)	2,710	91,002
Tornier NV(a)(b)	470	10,537
Unilife Corp.(a)(b)	3,434	11,607
Utah Medical Products Inc.	153	5,130
Varian Medical Systems Inc.(a)	5,121	311,203
Vascular Solutions Inc.(a)	752	9,445
Volcano Corp.(a)	2,462	70,536
West Pharmaceutical Services Inc.	999	50,440
Young Innovations Inc.	127	4,380
Zeltiq Aesthetics Inc.(a)(b)	244	1,366
Zimmer Holdings Inc.	814	52,389

		8,022,930
HEALTH CARE - SERVICES—0.53%
Acadia Healthcare Co. Inc.(a)(b)	1,066	18,698
Air Methods Corp.(a)(b)	593	58,262
AMERIGROUP Corp.(a)	1,574	103,742
AmSurg Corp.(a)	480	14,390
Bio-Reference Laboratories Inc.(a)(b)	1,154	30,327
Capital Senior Living Corp.(a)(b)	1,127	11,946
Centene Corp.(a)	2,377	71,690
Covance Inc.(a)	160	7,656
DaVita Inc.(a)	4,324	424,660
Emeritus Corp.(a)(b)	1,450	24,404
Ensign Group Inc. (The)	498	14,078
HCA Holdings Inc.	4,879	148,468
HealthSouth Corp.(a)	3,726	86,667
IPC The Hospitalist Co. Inc.(a)(b)	772	34,987
Laboratory Corp. of America Holdings(a)	4,451	412,207
LHC Group Inc.(a)	37	628
Lincare Holdings Inc.	3,080	104,782
Magellan Health Services Inc.(a)	67	3,037
Metropolitan Health Networks Inc.(a)(b)	2,043	19,552
Molina Healthcare Inc.(a)(b)	111	2,604
Quest Diagnostics Inc.	863	51,694
Skilled Healthcare Group Inc. Class A(a)(b)	830	5,212
Sunrise Senior Living Inc.(a)(b)	2,166	15,790
Tenet Healthcare Corp.(a)	1,175	6,157
U.S. Physical Therapy Inc.	524	13,325
Universal Health Services Inc. Class B	238	10,272
Vanguard Health Systems Inc.(a)	1,275	11,335
WellCare Health Plans Inc.(a)	960	50,880
WellPoint Inc.	947	60,409

		1,817,859
HOLDING COMPANIES - DIVERSIFIED—0.02%
Horizon Pharma Inc.(a)(b)	541	3,858
Leucadia National Corp.	2,152	45,773
Main Street Capital Corp.	91	2,202
Primoris Services Corp.	369	4,428

		56,261
HOME BUILDERS—0.07%
Cavco Industries Inc.(a)(b)	288	14,769
D.R. Horton Inc.	939	17,259
Meritage Homes Corp.(a)	318	10,793
NVR Inc.(a)	208	176,800
Ryland Group Inc. (The)	1,163	29,749

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Thor Industries Inc.	142	3,892
Winnebago Industries Inc.(a)(b)	374	3,811

		257,073
HOME FURNISHINGS—0.06%
American Woodmark Corp.(a)	85	1,454
DTS Inc.(a)(b)	777	20,264
Ethan Allen Interiors Inc.	969	19,312
La-Z-Boy Inc.(a)	708	8,701
Select Comfort Corp.(a)	2,620	54,810
Skullcandy Inc.(a)(b)	750	10,613
Tempur-Pedic International Inc.(a)	2,910	68,065
TiVo Inc.(a)	2,872	23,751

		206,970
HOUSEHOLD PRODUCTS & WARES—0.58%
A.T. Cross Co. Class A(a)	389	3,839
ACCO Brands Corp.(a)	2,398	24,795
American Greetings Corp. Class A(b)	104	1,521
Blyth Inc.	481	16,623
Central Garden & Pet Co. Class A(a)	272	2,962
Church & Dwight Co. Inc.	3,928	217,886
Clorox Co. (The)	364	26,376
Jarden Corp.	843	35,423
Kimberly-Clark Corp.	16,099	1,348,613
Prestige Brands Holdings Inc.(a)	1,535	24,268
Scotts Miracle-Gro Co. (The) Class A	1,714	70,480
Spectrum Brands Holdings Inc.(a)	888	28,922
Tumi Holdings Inc.(a)	999	17,483
Tupperware Brands Corp.	2,580	141,281
WD-40 Co.	716	35,664

		1,996,136
HOUSEWARES—0.03%
Libbey Inc.(a)	981	15,078
Toro Co. (The)	1,381	101,213

		116,291
INSURANCE—0.50%
Allied World Assurance Co. Holdings Ltd.	857	68,106
AmTrust Financial Services Inc.	186	5,526
Aon PLC	1,282	59,972
Arch Capital Group Ltd.(a)	701	27,823
Arthur J. Gallagher & Co.	5,429	190,395
Brown & Brown Inc.	482	13,144
eHealth Inc.(a)(b)	907	14,612
Endurance Specialty Holdings Ltd.	207	7,932
Erie Indemnity Co. Class A	1,192	85,359
First American Financial Corp.	449	7,615
Flagstone Reinsurance Holdings SA	135	1,081
Greenlight Capital Re Ltd. Class A(a)	364	9,253
Hallmark Financial Services Inc.(a)	28	218
Hanover Insurance Group Inc. (The)	947	37,056
Homeowners Choice Inc.	93	1,637
Marsh & McLennan Companies Inc.	19,892	641,119
Meadowbrook Insurance Group Inc.	173	1,521
Montpelier Re Holdings Ltd.	296	6,302
Navigators Group Inc. (The)(a)	195	9,760
State Auto Financial Corp.	78	1,096

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Tower Group Inc.	868	18,115
Travelers Companies Inc. (The)	7,742	494,249
Validus Holdings Ltd.	698	22,357

		1,724,248
INTERNET—5.48%
1-800-FLOWERS.COM Inc.(a)	71	248
AboveNet Inc.(a)	1,086	91,224
Active Network Inc. (The)(a)	1,796	27,640
Amazon.com Inc.(a)	16,616	3,794,264
Ambient Corp.(a)	182	996
Ancestry.com Inc.(a)(b)	1,351	37,193
Angie’s List Inc.(a)(b)	1,645	26,057
AOL Inc.(a)	990	27,799
Bankrate Inc.(a)	1,875	34,481
Bazaarvoice Inc.(a)(b)	374	6,807
Blucora Inc.(a)	330	4,066
Blue Nile Inc.(a)(b)	640	19,014
Boingo Wireless Inc.(a)	733	8,518
Brightcove Inc.(a)	206	3,142
BroadSoft Inc.(a)(b)	1,270	36,779
CafePress Inc.(a)	215	3,199
Cogent Communications Group Inc.(a)	2,129	40,983
comScore Inc.(a)(b)	1,634	26,896
Constant Contact Inc.(a)(b)	1,380	24,674
DealerTrack Holdings Inc.(a)	1,751	52,723
Dice Holdings Inc.(a)(b)	2,155	20,236
eBay Inc.(a)	53,195	2,234,722
Equinix Inc.(a)	2,209	388,011
eResearchTechnology Inc.(a)	2,286	18,265
ExactTarget Inc.(a)(b)	452	9,881
Expedia Inc.	2,492	119,790
F5 Networks Inc.(a)	3,649	363,294
Facebook Inc.(a)	19,365	602,639
Global Sources Ltd.(a)	122	805
Google Inc. Class A(a)	11,889	6,896,452
Groupon Inc.(a)(b)	2,002	21,281
HealthStream Inc.(a)	903	23,478
HomeAway Inc.(a)(b)	1,321	28,719
IAC/InterActiveCorp	519	23,666
ICG Group Inc.(a)	114	1,055
Internap Network Services Corp.(a)(b)	1,232	8,020
iPass Inc.(a)	2,239	5,329
Liberty Interactive Corp. Series A(a)	3,690	65,645
LinkedIn Corp. Class A(a)	2,842	302,019
Lionbridge Technologies Inc.(a)(b)	2,736	8,618
Liquidity Services Inc.(a)(b)	1,089	55,746
magicJack VocalTec Ltd.(a)(b)	485	9,215
MeetMe Inc.(a)(b)	305	717
Move Inc.(a)(b)	1,750	15,943
Netflix Inc.(a)	2,541	173,982
NIC Inc.	2,984	37,897
NutriSystem Inc.	1,322	15,282
OpenTable Inc.(a)(b)	1,041	46,855
Orbitz Worldwide Inc.(a)	1,075	3,924
Overstock.com Inc.(a)(b)	514	3,552
Pandora Media Inc.(a)(b)	4,712	51,219
Perficient Inc.(a)	1,141	12,813
Priceline.com Inc.(a)	2,287	1,519,757
Rackspace Hosting Inc.(a)	5,002	219,788
ReachLocal Inc.(a)(b)	445	4,895
Responsys Inc.(a)	1,653	20,034

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Saba Software Inc.(a)	1,274	11,823
Sapient Corp.	5,691	57,308
Shutterfly Inc.(a)(b)	413	12,675
Sourcefire Inc.(a)	1,365	70,161
Spark Networks Inc.(a)	537	2,771
Splunk Inc.(a)	717	20,148
SPS Commerce Inc.(a)(b)	491	14,917
Stamps.com Inc.(a)	656	16,184
Support.com Inc.(a)(b)	1,337	4,265
Symantec Corp.(a)	1,893	27,657
Synacor Inc.(a)	298	4,083
TIBCO Software Inc.(a)	7,559	226,165
Towerstream Corp.(a)(b)	2,203	9,142
Travelzoo Inc.(a)(b)	331	7,520
TripAdvisor Inc.(a)	3,741	167,185
Unwired Planet Inc.(a)	1,189	2,735
US Auto Parts Network Inc.(a)(b)	657	2,746
ValueClick Inc.(a)	2,234	36,615
Vasco Data Security International Inc.(a)(b)	579	4,736
VeriSign Inc.(a)	6,674	290,786
VirnetX Holding Corp.(a)(b)	1,938	68,315
Vocus Inc.(a)(b)	955	17,763
Web.com Group Inc.(a)(b)	1,621	29,697
Websense Inc.(a)	1,707	31,972
XO Group Inc.(a)	1,214	10,768
Yelp Inc.(a)(b)	392	8,910
Zix Corp.(a)(b)	2,953	7,678
Zynga Inc. Class A(a)(b)	6,061	32,972

		18,797,944
IRON & STEEL—0.01%
AK Steel Holding Corp.	713	4,185
Carpenter Technology Corp.	159	7,607
Metals USA Holdings Corp.(a)	129	2,052
Steel Dynamics Inc.	2,181	25,627

		39,471
LEISURE TIME—0.28%
Arctic Cat Inc.(a)	585	21,388
Brunswick Corp.	4,125	91,658
Harley-Davidson Inc.	10,618	485,561
Interval Leisure Group Inc.	1,800	34,218
Life Time Fitness Inc.(a)(b)	1,833	85,253
Marine Products Corp.	215	1,307
Polaris Industries Inc.	2,965	211,938
Town Sports International Holdings Inc.(a)(b)	1,074	14,273

		945,596
LODGING—0.74%
Ameristar Casinos Inc.	1,322	23,492
Boyd Gaming Corp.(a)	198	1,425
Caesars Entertainment Corp.(a)(b)	1,522	17,351
Choice Hotels International Inc.	104	4,153
Gaylord Entertainment Co.(a)	962	37,095
Las Vegas Sands Corp.	18,261	794,171
Marriott International Inc. Class A	10,781	422,615
Morgans Hotel Group Co.(a)(b)	337	1,584
MTR Gaming Group Inc.(a)	1,052	4,997
Starwood Hotels & Resorts Worldwide Inc.	9,062	480,648
Wyndham Worldwide Corp.	6,707	353,727

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Wynn Resorts Ltd.	3,665	380,134

		2,521,392
MACHINERY—2.19%
Altra Holdings Inc.(b)	677	10,683
Applied Industrial Technologies Inc.	1,793	66,072
Babcock & Wilcox Co. (The)(a)	5,416	132,692
Cascade Corp.	22	1,035
Caterpillar Inc.	29,968	2,544,583
Chart Industries Inc.(a)(b)	1,381	94,958
Cognex Corp.	1,979	62,635
Cummins Inc.	8,832	855,909
Deere & Co.	18,266	1,477,171
DXP Enterprises Inc.(a)(b)	385	15,974
Flow International Corp.(a)	452	1,424
Flowserve Corp.	2,315	265,646
Gorman-Rupp Co. (The)	671	19,996
Graco Inc.	2,759	127,135
IDEX Corp.	751	29,274
Intermec Inc.(a)	358	2,220
iRobot Corp.(a)	1,270	28,130
Joy Global Inc.	4,858	275,594
Lindsay Corp.	586	38,031
Manitowoc Co. Inc. (The)	4,647	54,370
Middleby Corp. (The)(a)(b)	852	84,868
Nordson Corp.	2,723	139,663
Robbins & Myers Inc.	730	30,529
Rockwell Automation Inc.	6,566	433,750
Roper Industries Inc.	4,482	441,835
Sauer-Danfoss Inc.	555	19,386
Tennant Co.	856	34,197
Wabtec Corp.	2,204	171,934
Xylem Inc.	935	23,534
Zebra Technologies Corp. Class A(a)	377	12,954

		7,496,182
MANUFACTURING—1.90%
3M Co.	28,650	2,567,040
A.O. Smith Corp.	495	24,201
Actuant Corp. Class A	610	16,568
AptarGroup Inc.	1,033	52,735
AZZ Inc.	588	36,021
Blount International Inc.(a)(b)	2,275	33,329
Carlisle Companies Inc.	256	13,573
CLARCOR Inc.	2,320	111,731
Colfax Corp.(a)(b)	433	11,938
Cooper Industries PLC	5,045	343,968
Danaher Corp.	9,105	474,188
Donaldson Co. Inc.	6,826	227,784
EnPro Industries Inc.(a)	500	18,685
Federal Signal Corp.(a)	233	1,361
GP Strategies Corp.(a)(b)	623	11,507
Handy & Harman Ltd.(a)	223	3,006
Hexcel Corp.(a)(b)	4,599	118,608
Hillenbrand Inc.	2,543	46,740
Illinois Tool Works Inc.	18,466	976,667
Ingersoll-Rand PLC	11,267	475,242
ITT Corp.	1,008	17,741
John Bean Technologies Corp.	1,339	18,170
Koppers Holdings Inc.	957	32,538
LSB Industries Inc.(a)	497	15,362

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Movado Group Inc.	60	1,501
Myers Industries Inc.	1,550	26,598
Pall Corp.	5,318	291,480
Park-Ohio Holdings Corp.(a)(b)	369	7,022
Parker Hannifin Corp.	3,118	239,712
Polypore International Inc.(a)(b)	2,149	86,798
Proto Labs Inc.(a)	233	6,701
Raven Industries Inc.	827	57,551
Smith & Wesson Holding Corp.(a)	3,001	24,938
SPX Corp.	707	46,181
Standex International Corp.	134	5,704
Sturm, Ruger & Co. Inc.(b)	869	34,890
Textron Inc.	804	19,995
TriMas Corp.(a)(b)	1,337	26,874

		6,524,648
MEDIA—3.28%
AMC Networks Inc. Class A(a)	2,637	93,745
Belo Corp. Class A	1,588	10,227
Cablevision NY Group Class A	1,027	13,649
CBS Corp. Class B NVS	5,040	165,211
Charter Communications Inc. Class A(a)	2,228	157,898
Comcast Corp. Class A	58,707	1,876,863
Crown Media Holdings Inc. Class A(a)(b)	343	600
Demand Media Inc.(a)	1,034	11,581
Digital Domain Media Group Inc.(a)(b)	499	3,124
DIRECTV Class A(a)	30,082	1,468,603
Discovery Communications Inc. Series A(a)	11,722	632,988
DISH Network Corp. Class A	7,311	208,729
FactSet Research Systems Inc.	2,056	191,085
John Wiley & Sons Inc. Class A	937	45,903
Knology Inc.(a)(b)	1,439	28,305
Liberty Global Inc. Series A(a)	12,032	597,148
Liberty Media Corp. Series A(a)	326	28,659
McGraw-Hill Companies Inc. (The)	12,828	577,260
News Corp. Class A NVS	33,116	738,156
Nexstar Broadcasting Group Inc.(a)	88	593
Nielsen Holdings NV(a)	1,396	36,603
Outdoor Channel Holdings Inc.	210	1,535
Scripps Networks Interactive Inc. Class A	3,894	221,413
Sinclair Broadcast Group Inc. Class A	144	1,305
Sirius XM Radio Inc.(a)(b)	174,654	323,110
Time Warner Cable Inc.	14,352	1,178,299
Value Line Inc.	47	559
Viacom Inc. Class B NVS	24,241	1,139,812
Walt Disney Co. (The)	30,208	1,465,088
World Wrestling Entertainment Inc. Class A(b)	1,084	8,477

		11,226,528
METAL FABRICATE & HARDWARE—0.40%
CIRCOR International Inc.	58	1,977
Dynamic Materials Corp.	224	3,882
Haynes International Inc.	469	23,891
Mueller Industries Inc.	190	8,092
Mueller Water Products Inc. Class A	4,736	16,386
Omega Flex Inc.(a)(b)	127	1,513
Precision Castparts Corp.	6,675	1,097,971
RBC Bearings Inc.(a)	1,025	48,482
Rexnord Corp.(a)	292	5,852
Sun Hydraulics Corp.	944	22,930
Timken Co. (The)	354	16,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Valmont Industries Inc.	1,065	128,833

		1,376,019
MINING—0.24%
Allied Nevada Gold Corp.(a)(b)	4,152	117,834
AMCOL International Corp.	1,081	30,603
Coeur d’Alene Mines Corp.(a)	1,708	29,992
Compass Minerals International Inc.	1,526	116,403
General Moly Inc.(a)	458	1,438
Globe Specialty Metals Inc.	195	2,619
Gold Reserve Inc.(a)	340	1,187
Gold Resource Corp.(b)	1,379	35,840
Materion Corp.	71	1,635
Midway Gold Corp.(a)(b)	5,301	7,368
Molycorp Inc.(a)(b)	767	16,529
Noranda Aluminium Holding Corp.	1,543	12,282
Paramount Gold and Silver Corp.(a)(b)	5,834	14,001
Royal Gold Inc.	2,693	211,131
Southern Copper Corp.	5,553	174,975
Tahoe Resources Inc.(a)	839	11,654
United States Antimony Corp.(a)	2,491	10,064
United States Lime & Minerals Inc.(a)	76	3,547
Uranerz Energy Corp.(a)(b)	2,868	4,159
Uranium Energy Corp.(a)(b)	1,816	4,159
US Silica Holdings Inc.(a)(b)	546	6,148

		813,568
OFFICE & BUSINESS EQUIPMENT—0.02%
Pitney Bowes Inc.(b)	4,845	72,530

		72,530
OFFICE FURNISHINGS—0.05%
CompX International Inc.	5	63
Herman Miller Inc.	2,636	48,819
HNI Corp.	1,987	51,165
Interface Inc.	2,708	36,910
Knoll Inc.	1,536	20,613
Steelcase Inc. Class A	414	3,738

		161,308
OIL & GAS—1.43%
Abraxas Petroleum Corp.(a)(b)	3,662	11,682
Alon USA Energy Inc.	383	3,240
Apco Oil and Gas International Inc.(b)	406	7,328
Approach Resources Inc.(a)	1,337	34,147
Arabian American Development Co.(a)(b)	926	8,973
ATP Oil & Gas Corp.(a)(b)	154	521
Atwood Oceanics Inc.(a)	830	31,407
Berry Petroleum Co. Class A	2,418	95,898
Bonanza Creek Energy Inc.(a)	66	1,098
BPZ Resources Inc.(a)(b)	1,122	2,839
Cabot Oil & Gas Corp.	9,641	379,855
Carrizo Oil & Gas Inc.(a)	1,573	36,981
Cheniere Energy Inc.(a)(b)	5,627	82,942
Clayton Williams Energy Inc.(a)(b)	25	1,210
Cobalt International Energy Inc.(a)	7,930	186,355
Concho Resources Inc.(a)	4,784	407,214
Contango Oil & Gas Co.(a)	539	31,909
Continental Resources Inc.(a)(b)	1,924	128,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

CREDO Petroleum Corp.(a)	206	2,981
CVR Energy Inc.(a)	519	13,795
Endeavour International Corp.(a)	1,636	13,742
Energy XXI (Bermuda) Ltd.(b)	2,649	82,887
EOG Resources Inc.	12,383	1,115,832
Evolution Petroleum Corp.(a)(b)	717	5,980
FX Energy Inc.(a)(b)	2,332	13,875
GeoResources Inc.(a)	979	35,841
Goodrich Petroleum Corp.(a)(b)	1,138	15,773
Gulfport Energy Corp.(a)	860	17,742
Halcon Resources Corp.(a)(b)	2,616	24,695
Helmerich & Payne Inc.	1,022	44,437
Isramco Inc.(a)(b)	50	5,500
Kodiak Oil & Gas Corp.(a)(b)	12,171	99,924
Kosmos Energy Ltd.(a)(b)	3,265	36,078
Laredo Petroleum Holdings Inc.(a)(b)	882	18,346
Magnum Hunter Resources Corp.(a)(b)	2,376	9,932
Matador Resources Co.(a)(b)	568	6,100
Midstates Petroleum Co. Inc.(a)	512	4,972
Noble Energy Inc.	1,804	153,015
Northern Oil and Gas Inc.(a)	2,908	46,354
Oasis Petroleum Inc.(a)	3,690	89,224
Panhandle Oil and Gas Inc.	337	10,157
Pioneer Natural Resources Co.	4,724	416,704
Range Resources Corp.	7,458	461,426
Rosetta Resources Inc.(a)	2,444	89,548
Sanchez Energy Corp.(a)(b)	537	11,170
SM Energy Co.	2,468	121,203
Southwestern Energy Co.(a)	5,523	176,349
Sunoco Inc.	4,156	197,410
VAALCO Energy Inc.(a)(b)	2,676	23,094
Venoco Inc.(a)	1,360	13,614
W&T Offshore Inc.	109	1,668
Warren Resources Inc.(a)	492	1,181
Western Refining Inc.(b)	1,561	34,763
Whiting Petroleum Corp.(a)	770	31,662
ZaZa Energy Corp.(a)	535	2,418

		4,901,168
OIL & GAS SERVICES—1.91%
C&J Energy Services Inc.(a)(b)	634	11,729
Cameron International Corp.(a)	8,696	371,406
CARBO Ceramics Inc.(b)	912	69,978
Dresser-Rand Group Inc.(a)	3,457	153,975
Dril-Quip Inc.(a)	1,856	121,735
Edgen Group Inc.(a)	177	1,331
Flotek Industries Inc.(a)(b)	2,218	20,716
FMC Technologies Inc.(a)	10,999	431,491
Forum Energy Technologies Inc.(a)	1,026	20,202
Global Geophysical Services Inc.(a)(b)	806	4,933
Halliburton Co.	13,539	384,372
ION Geophysical Corp.(a)(b)	6,083	40,087
Lufkin Industries Inc.	1,536	83,436
Matrix Service Co.(a)	184	2,088
Mitcham Industries Inc.(a)	356	6,041
National Oilwell Varco Inc.	4,463	287,596
Oceaneering International Inc.	4,967	237,721
Oil States International Inc.(a)	2,034	134,651
OYO Geospace Corp.(a)(b)	295	26,547
Pioneer Drilling Co.(a)	586	4,670
RPC Inc.(b)	2,475	29,428
Schlumberger Ltd.	61,249	3,975,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

SEACOR Holdings Inc.(a)	438	39,148
Targa Resources Corp.	1,339	57,175
TGC Industries Inc.(a)	677	6,574
Thermon Group Holdings Inc.(a)	681	14,103
Willbros Group Inc.(a)	337	2,177

		6,538,983
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)(b)	209	9,102
Ball Corp.	7,197	295,437
Crown Holdings Inc.(a)	1,648	56,839
Owens-Illinois Inc.(a)	5,637	108,061
Packaging Corp. of America	4,153	117,281
Rock-Tenn Co. Class A	374	20,402
Silgan Holdings Inc.	2,236	95,455

		702,577
PHARMACEUTICALS—6.06%
Abbott Laboratories	68,507	4,416,646
Achillion Pharmaceuticals Inc.(a)(b)	2,463	15,271
Acura Pharmaceuticals Inc.(a)(b)	476	1,495
Akorn Inc.(a)(b)	2,601	41,018
Align Technology Inc.(a)(b)	3,319	111,054
Alkermes PLC(a)(b)	5,654	95,948
Allergan Inc.	13,938	1,290,241
Allos Therapeutics Inc.(a)	2,829	5,064
AmerisourceBergen Corp.	11,635	457,837
Amicus Therapeutics Inc.(a)	1,400	7,700
Ampio Pharmaceuticals Inc.(a)(b)	879	4,465
Anacor Pharmaceuticals Inc.(a)	764	4,958
Anika Therapeutics Inc.(a)	547	7,434
Antares Pharma Inc.(a)(b)	4,322	15,732
Array BioPharma Inc.(a)	4,128	14,324
Auxilium Pharmaceuticals Inc.(a)	2,199	59,131
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,888	23,081
BioDelivery Sciences International Inc.(a)	993	4,449
BioMarin Pharmaceutical Inc.(a)	5,601	221,688
BioScrip Inc.(a)(b)	547	4,064
BioSpecifics Technologies Corp.(a)(b)	218	4,094
Bristol-Myers Squibb Co.	70,440	2,532,318
Cadence Pharmaceuticals Inc.(a)(b)	2,791	9,964
Cardinal Health Inc.	8,594	360,948
Catalyst Health Solutions Inc.(a)	2,320	216,781
Cempra Inc.(a)(b)	210	1,966
ChemoCentryx Inc.(a)	204	3,060
Clovis Oncology Inc.(a)(b)	633	13,723
Corcept Therapeutics Inc.(a)(b)	1,846	8,289
Cumberland Pharmaceuticals Inc.(a)	310	2,003
Cytori Therapeutics Inc.(a)(b)	2,169	5,856
DENTSPLY International Inc.	2,920	110,405
Depomed Inc.(a)(b)	2,418	13,758
Dusa Pharmaceuticals Inc.(a)(b)	1,088	5,679
Dyax Corp.(a)(b)	4,582	9,760
Eli Lilly and Co.	17,142	735,563
Endo Health Solutions Inc.(a)	3,401	105,363
Endocyte Inc.(a)(b)	1,372	11,278
Express Scripts Holding Co.(a)	36,994	2,065,375
Furiex Pharmaceuticals Inc.(a)(b)	342	7,165
Herbalife Ltd.	5,374	259,725
Hi-Tech Pharmacal Co. Inc.(a)	193	6,253
Idenix Pharmaceuticals Inc.(a)(b)	3,055	31,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Impax Laboratories Inc.(a)(b)	3,095	62,736
Infinity Pharmaceuticals Inc.(a)(b)	852	11,553
Ironwood Pharmaceuticals Inc. Class A(a)	3,473	47,858
Isis Pharmaceuticals Inc.(a)(b)	4,582	54,984
Jazz Pharmaceuticals PLC(a)	1,918	86,329
Johnson & Johnson	28,380	1,917,353
Keryx Biopharmaceuticals Inc.(a)(b)	3,072	5,530
MannKind Corp.(a)(b)	5,241	12,002
MAP Pharmaceuticals Inc.(a)	1,153	17,272
McKesson Corp.	10,814	1,013,812
Mead Johnson Nutrition Co. Class A	9,370	754,379
Medicis Pharmaceutical Corp. Class A	2,654	90,634
Medivation Inc.(a)	1,656	151,358
Mylan Inc.(a)	18,117	387,160
Nature’s Sunshine Products Inc.	314	4,741
Nektar Therapeutics(a)(b)	3,762	30,359
Neogen Corp.(a)	1,068	49,342
Neurocrine Biosciences Inc.(a)(b)	3,067	24,260
Obagi Medical Products Inc.(a)	825	12,598
Onyx Pharmaceuticals Inc.(a)	2,950	196,028
Opko Health Inc.(a)(b)	4,844	22,282
Optimer Pharmaceuticals Inc.(a)(b)	2,175	33,756
Orexigen Therapeutics Inc.(a)(b)	2,796	15,490
Osiris Therapeutics Inc.(a)(b)	739	8,107
Pacira Pharmaceuticals Inc.(a)	855	13,714
Pain Therapeutics Inc.(a)	1,642	7,701
Par Pharmaceutical Companies Inc.(a)	1,291	46,657
Patterson Companies Inc.	3,950	136,157
Pernix Therapeutics Holdings(a)	426	3,106
Perrigo Co.	4,296	506,627
Pharmacyclics Inc.(a)(b)	2,509	137,016
POZEN Inc.(a)(b)	1,135	7,082
Progenics Pharmaceuticals Inc.(a)	1,401	13,702
Questcor Pharmaceuticals Inc.(a)(b)	2,454	130,651
Raptor Pharmaceutical Corp.(a)(b)	2,129	11,901
Repros Therapeutics Inc.(a)	690	6,265
Rigel Pharmaceuticals Inc.(a)(b)	2,697	25,082
Sagent Pharmaceuticals Inc.(a)	435	7,865
Salix Pharmaceuticals Ltd.(a)	2,662	144,919
Santarus Inc.(a)	2,576	18,264
Schiff Nutrition International Inc.(a)	620	11,129
SciClone Pharmaceuticals Inc.(a)(b)	2,628	18,422
SIGA Technologies Inc.(a)(b)	1,534	4,403
Sucampo Pharmaceuticals Inc. Class A(a)(b)	565	3,972
SXC Health Solutions Corp.(a)(b)	3,164	313,900
Synageva BioPharma Corp.(a)	425	17,238
Synergy Pharmaceuticals Inc.(a)	1,906	9,054
Synta Pharmaceuticals Corp.(a)(b)	1,720	9,408
Synutra International Inc.(a)(b)	793	4,282
Theravance Inc.(a)(b)	2,803	62,283
Threshold Pharmaceuticals Inc.(a)(b)	2,082	15,407
USANA Health Sciences Inc.(a)(b)	266	10,938
Vanda Pharmaceuticals Inc.(a)(b)	1,171	5,152
Ventrus Biosciences Inc.(a)(b)	580	2,477
VIVUS Inc.(a)	4,600	131,284
Warner Chilcott PLC Class A(a)	7,653	137,142
Watson Pharmaceuticals Inc.(a)	5,860	433,581
XenoPort Inc.(a)	1,307	7,894
Zogenix Inc.(a)(b)	1,803	4,471

		20,751,462

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

PIPELINES—0.58%
Crosstex Energy Inc.	1,727	24,178
Kinder Morgan Inc.	22,457	723,565
ONEOK Inc.	9,561	404,526
Williams Companies Inc. (The)	28,749	828,546

		1,980,815
REAL ESTATE—0.10%
CBRE Group Inc. Class A(a)	15,052	246,251
HFF Inc. Class A(a)(b)	1,289	17,968
Sovran Self Storage Inc.	1,222	61,210
St. Joe Co. (The)(a)	358	5,660

		331,089
REAL ESTATE INVESTMENT TRUSTS—2.28%
Acadia Realty Trust	2,028	47,009
Alexander’s Inc.(b)	98	42,249
American Campus Communities Inc.	340	15,293
American Tower Corp.	18,121	1,266,839
Apartment Investment and Management Co. Class A	4,384	118,499
Apollo Residential Mortgage Inc.	107	2,063
Associated Estates Realty Corp.	862	12,887
Boston Properties Inc.	1,168	126,576
BRE Properties Inc. Class A	1,006	50,320
Camden Property Trust(b)	2,769	187,378
CoreSite Realty Corp.	473	12,213
Digital Realty Trust Inc.(b)	5,066	380,305
DuPont Fabros Technology Inc.(b)	1,335	38,128
EastGroup Properties Inc.	1,233	65,719
Equity Lifestyle Properties, Inc.	1,575	108,628
Equity Residential	1,097	68,409
Essex Property Trust Inc.(b)	1,615	248,581
Extra Space Storage Inc.	3,017	92,320
Federal Realty Investment Trust	2,302	239,615
FelCor Lodging Trust Inc.(a)	3,427	16,107
Glimcher Realty Trust	5,799	59,266
Gyrodyne Co. of America Inc.(a)	52	5,944
HCP Inc.	1,357	59,912
Highwoods Properties Inc.	2,295	77,227
Home Properties Inc.	1,199	73,571
Inland Real Estate Corp.	1,602	13,425
Kilroy Realty Corp.	242	11,715
LTC Properties Inc.	310	11,247
Mid-America Apartment Communities Inc.	1,783	121,672
Monmouth Real Estate Investment Corp. Class A	834	9,774
National Health Investors Inc.	1,131	57,590
Omega Healthcare Investors Inc.	4,886	109,935
Plum Creek Timber Co. Inc.(b)	7,416	294,415
Post Properties Inc.	1,027	50,272
Potlatch Corp.(b)	1,173	37,466
PS Business Parks Inc.	705	47,743
Public Storage	6,555	946,607
Rayonier Inc.(b)	4,441	199,401
Regency Centers Corp.	2,500	118,925
Saul Centers Inc.(b)	337	14,447
Simon Property Group Inc.	11,711	1,822,934
Strategic Hotels & Resorts Inc.(a)	7,084	45,763
Sun Communities Inc.	1,223	54,105
Tanger Factory Outlet Centers Inc.	4,229	135,539
Taubman Centers Inc.	844	65,123

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

UMH Properties Inc.	148	1,588
Universal Health Realty Income Trust	269	11,172
Urstadt Biddle Properties Inc. Class A(b)	808	15,974
Washington Real Estate Investment Trust	969	27,568
Weyerhaeuser Co.	7,869	175,951

		7,815,409
RETAIL—9.24%
Advance Auto Parts Inc.	3,371	229,970
Aeropostale Inc.(a)	3,754	66,934
AFC Enterprises Inc.(a)(b)	1,103	25,523
America’s Car-Mart Inc.(a)(b)	370	14,374
American Eagle Outfitters Inc.	6,945	137,025
ANN INC.(a)	2,224	56,690
Asbury Automotive Group Inc.(a)	1,140	27,007
Ascena Retail Group Inc.(a)	5,612	104,495
AutoNation Inc.(a)(b)	864	30,482
AutoZone Inc.(a)	1,751	642,915
Barnes & Noble Inc.(a)(b)	112	1,844
bebe stores inc.	263	1,544
Bed Bath & Beyond Inc.(a)	10,689	660,580
Benihana Inc.	159	2,561
Big Lots Inc.(a)(b)	3,056	124,654
Biglari Holdings Inc.(a)	5	1,932
BJ’s Restaurants Inc.(a)	1,141	43,358
Bob Evans Farms Inc.	184	7,397
Body Central Corp.(a)	752	6,768
Bravo Brio Restaurant Group Inc.(a)	858	15,298
Brinker International Inc.	3,482	110,971
Buckle Inc. (The)(b)	1,282	50,729
Buffalo Wild Wings Inc.(a)	858	74,337
Cabela’s Inc.(a)	1,954	73,881
Caribou Coffee Co. Inc.(a)(b)	977	12,613
CarMax Inc.(a)	1,919	49,779
Carrols Restaurant Group Inc.(a)(b)	561	3,332
Casey’s General Stores Inc.	1,759	103,763
Cash America International Inc.	565	24,883
Cato Corp. (The) Class A	1,232	37,527
CEC Entertainment Inc.	856	31,133
Cheesecake Factory Inc. (The)(a)(b)	2,499	79,868
Chico’s FAS Inc.	5,449	80,863
Children’s Place Retail Stores Inc. (The)(a)	424	21,128
Chipotle Mexican Grill Inc.(a)	1,455	552,827
Coinstar Inc.(a)(b)	1,429	98,115
Collective Brands Inc.(a)	2,813	60,254
Conn’s Inc.(a)	39	577
Copart Inc.(a)	4,701	111,367
Costco Wholesale Corp.	19,898	1,890,310
Cracker Barrel Old Country Store Inc.	887	55,704
CVS Caremark Corp.	11,873	554,825
Darden Restaurants Inc.	5,910	299,223
Denny’s Corp.(a)(b)	3,529	15,669
Destination Maternity Corp.	269	5,810
Dick’s Sporting Goods Inc.	4,259	204,432
DineEquity Inc.(a)	685	30,578
Dollar General Corp.(a)	8,495	462,043
Dollar Tree Inc.(a)	10,640	572,432
Domino’s Pizza Inc.	2,675	82,684
DSW Inc. Class A	1,428	77,683
Dunkin’ Brands Group Inc.	3,711	127,436
Einstein Noah Restaurant Group Inc.	228	4,004
Express Inc.(a)	4,132	75,078

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

EZCORP Inc. Class A NVS(a)	1,521	35,683
Family Dollar Stores Inc.	4,439	295,105
Fiesta Restaurant Group Inc.(a)	677	8,957
Fifth & Pacific Companies Inc.(a)	212	2,275
Finish Line Inc. (The) Class A	891	18,631
First Cash Financial Services Inc.(a)(b)	1,325	53,225
Foot Locker Inc.	1,446	44,219
Francesca’s Holdings Corp.(a)(b)	1,607	43,405
Gap Inc. (The)	13,934	381,234
Genesco Inc.(a)	1,131	68,030
GNC Holdings Inc. Class A	3,377	132,378
Gordmans Stores Inc.(a)	393	6,484
hhgregg Inc.(a)(b)	48	543
Hibbett Sports Inc.(a)(b)	1,218	70,291
Home Depot Inc. (The)	70,302	3,725,303
Hot Topic Inc.	1,952	18,915
HSN Inc.	1,749	70,572
Ignite Restaurant Group Inc.(a)(b)	309	5,596
Jack in the Box Inc.(a)	1,651	46,030
Jamba Inc.(a)(b)	2,931	5,745
Jos. A. Bank Clothiers Inc.(a)	1,193	50,655
Kenneth Cole Productions Inc. Class A(a)	103	1,550
Kohl’s Corp.	774	35,209
Limited Brands Inc.	11,067	470,679
Lowe’s Companies Inc.	7,197	204,683
Lumber Liquidators Holdings Inc.(a)(b)	1,272	42,981
Macy’s Inc.	2,585	88,795
Mattress Firm Holding Corp.(a)(b)	510	15,458
McDonald’s Corp.	46,675	4,132,138
Men’s Wearhouse Inc. (The)	493	13,873
MSC Industrial Direct Co. Inc. Class A	2,080	136,344
Nathan’s Famous Inc.(a)	125	3,687
New York & Co. Inc.(a)(b)	792	2,756
Nordstrom Inc.	7,230	359,259
Nu Skin Enterprises Inc. Class A	2,609	122,362
O’Reilly Automotive Inc.(a)	5,783	484,442
P.F. Chang’s China Bistro Inc.	983	50,595
Panera Bread Co. Class A(a)	1,297	180,854
Pantry Inc. (The)(a)	71	1,044
Papa John’s International Inc.(a)	806	38,341
Penske Automotive Group Inc.	507	10,769
PetMed Express Inc.	963	11,710
PetSmart Inc.	4,980	339,536
Pier 1 Imports Inc.	4,487	73,721
PriceSmart Inc.	840	56,708
PVH Corp.	2,980	231,814
Red Robin Gourmet Burgers Inc.(a)	301	9,184
Rite Aid Corp.(a)	1,996	2,794
Ross Stores Inc.	10,415	650,625
Roundy’s Inc.(b)	927	9,465
rue21 Inc.(a)(b)	722	18,223
Ruth’s Hospitality Group Inc.(a)	1,633	10,778
Sally Beauty Holdings Inc.(a)	6,645	171,042
Sonic Corp.(a)	2,250	22,545
Starbucks Corp.	34,836	1,857,456
Susser Holdings Corp.(a)	221	8,215
Systemax Inc.(a)	28	331
Talbots Inc. (The)(a)	1,831	4,614
Target Corp.	1,710	99,505
Teavana Holdings Inc.(a)(b)	408	5,520
Texas Roadhouse Inc.	2,883	53,134
Tiffany & Co.	4,884	258,608
Tilly’s Inc. Class A(a)	427	6,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

TJX Companies Inc. (The)	34,029	1,460,865
Tractor Supply Co.	3,309	274,846
Ulta Salon, Cosmetics & Fragrance Inc.	2,887	269,588
Urban Outfitters Inc.(a)	4,893	134,998
Vera Bradley Inc.(a)(b)	942	19,857
Vitamin Shoppe Inc.(a)(b)	1,360	74,705
Wal-Mart Stores Inc.	61,248	4,270,211
Williams-Sonoma Inc.	2,289	80,046
Winmark Corp.	102	5,972
World Fuel Services Corp.	1,061	40,350
Yum! Brands Inc.	21,152	1,362,612
Zumiez Inc.(a)(b)	985	39,006

		31,651,741
SAVINGS & LOANS—0.02%
Beneficial Mutual Bancorp Inc.(a)	198	1,709
BofI Holding Inc.(a)	23	454
Clifton Savings Bancorp Inc.	38	395
Investors Bancorp Inc.(a)	286	4,316
Oritani Financial Corp.	733	10,548
People’s United Financial Inc.	3,569	41,436

		58,858
SEMICONDUCTORS—4.15%
Advanced Micro Devices Inc.(a)	28,755	164,766
Altera Corp.	14,795	500,663
Analog Devices Inc.	1,169	44,036
Atmel Corp.(a)	1,735	11,625
ATMI Inc.(a)	78	1,604
AuthenTec Inc.(a)	1,886	8,166
Avago Technologies Ltd.	10,552	378,817
Broadcom Corp. Class A(a)	15,668	529,578
Cabot Microelectronics Corp.	1,089	31,810
Cavium Inc.(a)(b)	2,297	64,316
CEVA Inc.(a)(b)	807	14,211
Cirrus Logic Inc.(a)	2,956	88,325
Cypress Semiconductor Corp.(a)	4,132	54,625
Exar Corp.(a)	150	1,224
Freescale Semiconductor Holdings I Ltd.(a)(b)	2,193	22,478
GT Advanced Technologies Inc.(a)(b)	4,623	24,409
Hittite Microwave Corp.(a)	1,460	74,635
Inphi Corp.(a)(b)	431	4,086
Intel Corp.	171,687	4,575,459
Intermolecular Inc.(a)(b)	645	4,999
Lam Research Corp.(a)(b)	2,938	110,880
Linear Technology Corp.	10,580	331,471
LSI Corp.(a)	26,034	165,837
Maxim Integrated Products Inc.	6,683	171,352
MaxLinear Inc. Class A(a)	170	843
MEMC Electronic Materials Inc.(a)	2,333	5,063
Micrel Inc.	2,241	21,357
Microchip Technology Inc.	8,892	294,147
Microsemi Corp.(a)	4,104	75,883
MIPS Technologies Inc.(a)(b)	1,654	11,032
Monolithic Power Systems Inc.(a)	1,411	28,037
PLX Technology Inc.(a)	1,926	12,230
Power Integrations Inc.	1,281	47,781
QLogic Corp.(a)	1,099	15,045
QUALCOMM Inc.	78,736	4,384,021
QuickLogic Corp.(a)	1,582	3,971
Rambus Inc.(a)(b)	358	2,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

Rovi Corp.(a)(b)	1,048	20,562
Semtech Corp.(a)(b)	3,026	73,592
Silicon Image Inc.(a)	3,223	13,343
Silicon Laboratories Inc.(a)	1,806	68,447
Skyworks Solutions Inc.(a)	7,743	211,926
Standard Microsystems Corp.(a)	1,066	39,325
Teradyne Inc.(a)(b)	1,046	14,707
Texas Instruments Inc.	35,327	1,013,532
Ultratech Inc.(a)	1,219	38,399
Veeco Instruments Inc.(a)(b)	460	15,806
Volterra Semiconductor Corp.(a)	1,146	26,874
Xilinx Inc.	12,139	407,506

		14,224,856
SOFTWARE—7.35%
ACI Worldwide Inc.(a)(b)	1,836	81,170
Actuate Corp.(a)	2,136	14,802
Adobe Systems Inc.(a)	13,074	423,205
Advent Software Inc.(a)(b)	1,455	39,445
Akamai Technologies Inc.(a)	7,593	241,078
American Software Inc. Class A	1,008	8,014
ANSYS Inc.(a)	4,277	269,921
Ariba Inc.(a)	4,494	201,151
Aspen Technology Inc.(a)	4,080	94,452
athenahealth Inc.(a)(b)	1,636	129,522
Audience Inc.(a)	75	1,446
Autodesk Inc.(a)	10,623	371,699
AVG Technologies(a)	284	3,695
Blackbaud Inc.	2,088	53,599
BMC Software Inc.(a)	7,408	316,173
Bottomline Technologies Inc.(a)	462	8,339
Broadridge Financial Solutions Inc.	5,696	121,154
CA Inc.	935	25,329
Callidus Software Inc.(a)	1,637	8,152
Cerner Corp.(a)	6,645	549,276
Citrix Systems Inc.(a)	8,559	718,442
CommVault Systems Inc.(a)	2,063	102,263
Computer Programs and Systems Inc.	517	29,583
Compuware Corp.(a)	528	4,905
Concur Technologies Inc.(a)(b)	2,081	141,716
Cornerstone OnDemand Inc.(a)	1,555	37,025
CSG Systems International Inc.(a)	906	15,656
Deltek Inc.(a)(b)	989	11,462
Demandware Inc.(a)	287	6,799
Dun & Bradstreet Corp. (The)	1,486	105,759
Ebix Inc.(b)	981	19,571
Envestnet Inc.(a)	983	11,796
EPAM Systems Inc.(a)	227	3,857
EPIQ Systems Inc.	98	1,200
ePocrates Inc.(a)(b)	812	6,512
Fair Isaac Corp.	1,584	66,971
FalconStor Software Inc.(a)	1,367	3,568
Fiserv Inc.(a)	5,187	374,605
Geeknet Inc.(a)	204	4,043
Glu Mobile Inc.(a)(b)	2,316	12,854
Greenway Medical Technologies(a)(b)	240	3,914
Guidance Software Inc.(a)(b)	616	5,858
Guidewire Software Inc.(a)(b)	896	25,195
Imperva Inc.(a)(b)	451	12,998
inContact Inc.(a)	1,252	6,273
Infoblox Inc.(a)	341	7,819
Informatica Corp.(a)	4,963	210,233

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

InnerWorkings Inc.(a)(b)	1,469	19,876
Innodata Inc.(a)	1,031	7,052
Interactive Intelligence Group Inc.(a)(b)	687	19,380
Intuit Inc.	13,496	800,988
JDA Software Group Inc.(a)	449	13,331
Jive Software Inc.(a)(b)	749	15,721
Market Leader Inc.(a)	870	4,420
MedAssets Inc.(a)	895	12,038
Medidata Solutions Inc.(a)(b)	1,027	33,552
Mediware Information Systems(a)	122	1,781
Microsoft Corp.	345,727	10,575,789
MicroStrategy Inc. Class A(a)	394	51,165
MModal Inc.(a)(b)	1,820	23,624
Monotype Imaging Holdings Inc.(a)(b)	1,691	28,358
MSCI Inc. Class A(a)	5,566	189,355
NetSuite Inc.(a)	1,449	79,362
Nuance Communications Inc.(a)	11,091	264,188
Omnicell Inc.(a)	180	2,635
OPNET Technologies Inc.	695	18,480
Oracle Corp.	175,493	5,212,142
Parametric Technology Corp.(a)(b)	5,451	114,253
PDF Solutions Inc.(a)(b)	1,134	11,193
Pegasystems Inc.	795	26,219
Proofpoint Inc.(a)	280	4,746
PROS Holdings Inc.(a)(b)	960	16,147
QAD Inc. Class A(a)	207	2,944
QLIK Technologies Inc.(a)	3,942	87,197
Quality Systems Inc.	1,787	49,160
Quest Software Inc.(a)	2,587	72,048
RealPage Inc.(a)(b)	1,656	38,353
Red Hat Inc.(a)	8,843	499,453
Rosetta Stone Inc.(a)	246	3,405
Salesforce.com Inc.(a)	6,375	881,407
SciQuest Inc.(a)	827	14,853
SolarWinds Inc.(a)	2,812	122,491
Solera Holdings Inc.	3,196	133,561
SS&C Technologies Holdings Inc.(a)	430	10,750
Synchronoss Technologies Inc.(a)(b)	1,278	23,605
Take-Two Interactive Software Inc.(a)	3,614	34,188
Tangoe Inc.(a)	1,379	29,386
Tyler Technologies Inc.(a)(b)	1,391	56,127
Ultimate Software Group Inc. (The)(a)(b)	1,230	109,618
VeriFone Systems Inc.(a)	4,922	162,869
Verint Systems Inc.(a)	1,008	29,746
VMware Inc. Class A(a)	4,066	370,169

		25,189,624
STORAGE & WAREHOUSING—0.00%
Wesco Aircraft Holdings Inc.(a)	200	2,546

		2,546
TELECOMMUNICATIONS—2.77%
8x8 Inc.(a)(b)	3,274	13,751
Acme Packet Inc.(a)(b)	2,688	50,131
ADTRAN Inc.	2,916	88,034
Anaren Inc.(a)	71	1,392
Anixter International Inc.	795	42,175
ARRIS Group Inc.(a)	687	9,556
Aruba Networks Inc.(a)(b)	5,165	77,733
Atlantic Tele-Network Inc.	417	14,065
Aware Inc.	468	3,019

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

CalAmp Corp.(a)	1,331	9,756
Calix Inc.(a)(b)	617	5,072
Cbeyond Inc.(a)(b)	75	508
Ciena Corp.(a)(b)	3,453	56,526
Cincinnati Bell Inc.(a)	3,290	12,239
Comverse Technology Inc.(a)	10,120	58,898
Consolidated Communications Holdings Inc.(b)	1,170	17,316
Crown Castle International Corp.(a)	13,465	789,857
DigitalGlobe Inc.(a)(b)	1,154	17,495
EchoStar Corp. Class A(a)	482	12,734
Extreme Networks Inc.(a)	4,359	14,995
Fairpoint Communications Inc.(a)(b)	829	5,098
General Communication Inc. Class A(a)(b)	1,658	13,778
Globecomm Systems Inc.(a)(b)	852	8,639
Harris Corp.	1,561	65,328
Hickory Tech Corp.	603	6,699
IDT Corp. Class B	574	5,631
Infinera Corp.(a)(b)	4,560	31,190
InterDigital Inc.	2,056	60,673
IPG Photonics Corp.(a)(b)	1,472	64,164
Iridium Communications Inc.(a)	395	3,539
Ixia(a)(b)	1,950	23,439
KVH Industries Inc.(a)(b)	585	7,313
Leap Wireless International Inc.(a)	522	3,356
Level 3 Communications Inc.(a)	3,858	85,455
LogMeIn Inc.(a)(b)	1,020	31,130
Loral Space & Communications Inc.	479	32,261
Lumos Networks Corp.	668	6,313
Motorola Solutions Inc.	13,427	645,973
Neonode Inc.(a)	1,045	6,427
NETGEAR Inc.(a)	784	27,056
NeuStar Inc. Class A(a)	3,089	103,173
NTELOS Holdings Corp.	668	12,592
Numerex Corp. Class A(a)(b)	426	3,962
ORBCOMM Inc.(a)	832	2,712
ParkerVision Inc.(a)	3,523	8,385
Plantronics Inc.	659	22,011
Preformed Line Products Co.	10	579
Premiere Global Services Inc.(a)	539	4,522
Primus Telecommunications Group Inc.	564	8,781
Procera Networks Inc.(a)(b)	877	21,320
RF Micro Devices Inc.(a)	1,641	6,974
RigNet Inc.(a)	571	9,930
SBA Communications Corp. Class A(a)	5,571	317,826
ShoreTel Inc.(a)	2,096	9,180
Sonus Networks Inc.(a)	725	1,559
SureWest Communications	40	843
Telular Corp.	466	4,306
TESSCO Technologies Inc.	129	2,844
tw telecom inc.(a)(b)	6,890	176,797
Ubiquiti Networks Inc.(a)(b)	487	6,940
Verizon Communications Inc.	130,489	5,798,931
ViaSat Inc.(a)	1,733	65,455
Virgin Media Inc.	12,760	311,216
Windstream Corp.	15,983	154,396

		9,483,948
TEXTILES—0.03%
Cintas Corp.	2,280	88,031

		88,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	4,765	161,390
LeapFrog Enterprises Inc.(a)(b)	2,333	23,937
Mattel Inc.	12,125	393,335

		578,662
TRANSPORTATION—2.40%
Alexander & Baldwin Holdings Inc.	137	7,295
C.H. Robinson Worldwide Inc.	7,479	437,746
CAI International Inc.(a)(b)	233	4,632
Celadon Group Inc.	928	15,201
Con-way Inc.	1,413	51,023
CSX Corp.	32,335	723,011
Echo Global Logistics Inc.(a)	684	13,037
Expeditors International of Washington Inc.	8,824	341,930
FedEx Corp.	918	84,098
Forward Air Corp.	1,352	43,629
GasLog Ltd.(a)	440	4,466
Genesee & Wyoming Inc. Class A(a)	1,871	98,864
Golar LNG Ltd.	2,009	75,739
GulfMark Offshore Inc. Class A(a)	270	9,191
Heartland Express Inc.	1,709	24,456
Hub Group Inc. Class A(a)(b)	1,714	62,047
J.B. Hunt Transport Services Inc.	4,130	246,148
Kansas City Southern Industries Inc.	3,938	273,927
Kirby Corp.(a)(b)	1,912	90,017
Knight Transportation Inc.	2,667	42,645
Landstar System Inc.	2,162	111,819
Old Dominion Freight Line Inc.(a)	2,194	94,978
Pacer International Inc.(a)	155	840
PHI Inc.(a)	58	1,613
Quality Distribution Inc.(a)	373	4,137
RailAmerica Inc.(a)(b)	758	18,344
Roadrunner Transportation Systems Inc.(a)	313	5,286
Saia Inc.(a)	139	3,043
Swift Transportation Co.(a)(b)	3,650	34,492
Union Pacific Corp.	21,872	2,609,548
United Parcel Service Inc. Class B	33,271	2,620,424
Werner Enterprises Inc.	1,760	42,046
XPO Logistics Inc.(a)(b)	816	13,709

		8,209,381
TRUCKING & LEASING—0.01%
TAL International Group Inc.	675	22,606
Textainer Group Holdings Ltd.	568	20,959

		43,565
WATER—0.02%
American States Water Co.	93	3,681
Aqua America Inc.	727	18,146
California Water Service Group	970	17,916
Connecticut Water Service Inc.	260	7,535
SJW Corp.	203	4,874

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

York Water Co. (The)	448	8,014

		60,166

TOTAL COMMON STOCKS
(Cost: $300,560,720)		342,229,877

RIGHTS—0.00%

BANKS—0.00%
Hampton Roads Bankshares Inc. Additional(a)	441	356
Hampton Roads Bankshares Inc. Basic(a)	441	320

		676

TOTAL RIGHTS
(Cost: $3,995)		676

WARRANTS—0.00%

OIL & GAS—0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	477	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—3.44%

MONEY MARKET FUNDS—3.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	9,705,663	9,705,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	685,106	685,106
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,401,221	1,401,221

		11,791,990

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,791,990)		11,791,990

TOTAL INVESTMENTS IN SECURITIES—103.31%
(Cost: $312,356,705)		354,022,543
Other Assets, Less Liabilities—(3.31)%		(11,343,279)

NET ASSETS—100.00%		$342,679,264

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2012

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	649	$3,907
Harte-Hanks Inc.	1,693	15,474
Interpublic Group of Companies Inc. (The)	15,917	172,699
Lamar Advertising Co. Class A(a)	402	11,497
Marchex Inc. Class B	908	3,278
MDC Partners Inc.	617	6,997

		213,852
AEROSPACE & DEFENSE—1.16%
AAR Corp.	1,545	20,827
AeroVironment Inc.(a)	267	7,025
Alliant Techsystems Inc.	1,267	64,072
API Technologies Corp.(a)	1,252	4,607
Boeing Co. (The)	2,776	206,257
Cubic Corp.	281	13,510
Curtiss-Wright Corp.	1,774	55,083
Esterline Technologies Corp.(a)	1,164	72,575
Exelis Inc.	7,035	69,365
GenCorp Inc.(a)	351	2,285
General Dynamics Corp.	12,114	799,039
Kratos Defense & Security Solutions Inc.(a)(b)	1,607	9,385
L-3 Communications Holdings Inc.	3,722	275,465
LMI Aerospace Inc.(a)(b)	307	5,336
Lockheed Martin Corp.	1,085	94,482
M/A-COM Technology Solutions Holdings Inc.(a)	196	3,626
Moog Inc. Class A(a)	1,533	63,389
National Presto Industries Inc.(b)	166	11,582
Northrop Grumman Corp.	9,609	612,958
Orbital Sciences Corp.(a)(b)	2,259	29,186
Raytheon Co.	12,707	719,089
SIFCO Industries Inc.	67	1,540
Spirit AeroSystems Holdings Inc. Class A(a)(b)	3,502	83,453
Teledyne Technologies Inc.(a)(b)	915	56,410
Triumph Group Inc.	1,254	70,563

		3,351,109
AGRICULTURE—0.90%
Alico Inc.	92	2,810
Alliance One International Inc.(a)(b)	3,333	11,532
Altria Group Inc.	17,414	601,654
Andersons Inc. (The)	710	30,289
Archer-Daniels-Midland Co.	25,107	741,159
Bunge Ltd.	5,576	349,838
Cadiz Inc.(a)(b)	31	223
Griffin Land & Nurseries Inc.	97	2,715
Philip Morris International Inc.	5,278	460,558
Reynolds American Inc.	8,351	374,709
Universal Corp.	884	40,956
Vector Group Ltd.(b)	490	8,340

		2,624,783
AIRLINES—0.15%
Alaska Air Group Inc.(a)	143	5,134

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Copa Holdings SA Class A	241	19,878
Delta Air Lines Inc.(a)	11,717	128,301
Hawaiian Holdings Inc.(a)(b)	884	5,755
JetBlue Airways Corp.(a)(b)	8,924	47,297
Republic Airways Holdings Inc.(a)(b)	831	4,612
SkyWest Inc.	1,807	11,800
Southwest Airlines Co.	23,638	217,942

		440,719
APPAREL—0.08%
Cherokee Inc.	39	543
Columbia Sportswear Co.	470	25,202
Deckers Outdoor Corp.(a)(b)	557	24,514
Delta Apparel Inc.(a)(b)	242	3,306
G-III Apparel Group Ltd.(a)	557	13,195
Iconix Brand Group Inc.(a)(b)	2,707	47,291
Jones Group Inc. (The)	3,138	29,999
K-Swiss Inc. Class A(a)(b)	1,005	3,095
Maidenform Brands Inc.(a)	261	5,199
Perry Ellis International Inc.(a)(b)	458	9,504
Quiksilver Inc.(a)	4,966	11,571
R.G. Barry Corp.	28	381
SKECHERS U.S.A. Inc. Class A(a)(b)	1,432	29,170
Unifi Inc.(a)(b)	534	6,050
Warnaco Group Inc. (The)(a)	192	8,175
Weyco Group Inc.	212	4,914

		222,109
AUTO MANUFACTURERS—0.86%
Ford Motor Co.	143,242	1,373,691
General Motors Co.(a)	29,181	575,449
Navistar International Corp.(a)(b)	2,345	66,528
Oshkosh Corp.(a)	3,480	72,906
PACCAR Inc.	10,549	413,415

		2,501,989
AUTO PARTS & EQUIPMENT—0.45%
Accuride Corp.(a)(b)	1,818	10,908
American Axle & Manufacturing Holdings Inc.(a)	2,554	26,791
Cooper Tire & Rubber Co.	323	5,665
Dana Holding Corp.	5,066	64,895
Douglas Dynamics Inc.	850	12,113
Exide Technologies Inc.(a)(b)	3,011	10,117
Federal-Mogul Corp. Class A(a)(b)	747	8,217
Fuel Systems Solutions Inc.(a)(b)	442	7,377
Johnson Controls Inc.	25,934	718,631
Lear Corp.	3,783	142,733
Meritor Inc.(a)	2,828	14,762
Miller Industries Inc.	452	7,200
Modine Manufacturing Co.(a)(b)	1,783	12,356
Spartan Motors Inc.	1,269	6,650
Standard Motor Products Inc.	749	10,546
Superior Industries International Inc.	894	14,635
TRW Automotive Holdings Corp.(a)	3,847	141,416
Visteon Corp.(a)(b)	1,888	70,800
WABCO Holdings Inc.(a)	178	9,422

		1,295,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

BANKS—12.23%
1st Source Corp.	582	13,153
1st United Bancorp Inc.(a)(b)	1,033	6,415
Access National Corp.	287	3,760
Alliance Financial Corp.	176	6,044
American National Bankshares Inc.	302	7,115
Ameris Bancorp(a)(b)	909	11,453
Ames National Corp.	313	7,196
Arrow Financial Corp.	366	8,846
Associated Banc-Corp	6,639	87,568
BancFirst Corp.	257	10,771
Bancorp Inc. (The)(a)(b)	1,136	10,735
BancorpSouth Inc.	3,574	51,894
Bank of America Corp.	411,315	3,364,557
Bank of Hawaii Corp.	1,739	79,907
Bank of Kentucky Financial Corp.	223	5,941
Bank of Marin Bancorp	205	7,587
Bank of New York Mellon Corp. (The)	45,492	998,549
Bank of the Ozarks Inc.	301	9,054
Banner Corp.	703	15,403
Bar Harbor Bankshares	150	5,400
BB&T Corp.	26,642	821,906
BBCN Bancorp Inc.(a)	3,005	32,724
Berkshire Bancorp Inc.(a)(b)	170	1,496
BOK Financial Corp.	981	57,094
Boston Private Financial Holdings Inc.	2,948	26,326
Bridge Bancorp Inc.	331	7,808
Bridge Capital Holdings(a)(b)	252	4,070
Bryn Mawr Bank Corp.	440	9,271
C&F Financial Corp.	124	4,980
Camden National Corp.	292	10,693
Capital Bank Corp.(a)	537	1,224
Capital City Bank Group Inc.	435	3,206
Capital One Financial Corp.	22,136	1,209,954
CapitalSource Inc.	8,863	59,559
Cardinal Financial Corp.	1,124	13,803
Cascade Bancorp(a)	227	1,346
Cathay General Bancorp	3,003	49,580
Center Bancorp Inc.	463	5,209
CenterState Banks Inc.	1,146	8,194
Central Pacific Financial Corp.(a)(b)	831	11,734
Century Bancorp Inc. Class A	132	3,924
Chemical Financial Corp.	1,051	22,596
CIT Group Inc.(a)	7,672	273,430
Citigroup Inc.	111,911	3,067,481
Citizens & Northern Corp.	470	8,954
Citizens Republic Bancorp Inc.(a)	1,533	26,260
City Holding Co.(b)	536	18,058
City National Corp.	1,779	86,424
CNB Financial Corp.	486	7,927
CoBiz Financial Inc.	1,204	7,537
Columbia Banking System Inc.	1,512	28,456
Comerica Inc.	7,513	230,724
Commerce Bancshares Inc.	2,869	108,735
Community Bank System Inc.	1,507	40,870
Community Trust Bancorp Inc.	531	17,783
Cullen/Frost Bankers Inc.	2,035	116,992
CVB Financial Corp.	3,367	39,226
Eagle Bancorp Inc.(a)(b)	640	10,080
East West Bancorp Inc.	5,523	129,570
Encore Bancshares Inc.(a)	299	6,168
Enterprise Bancorp Inc.	226	3,704

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Enterprise Financial Services Corp.	687	7,530
F.N.B. Corp.	5,243	56,991
Farmers National Banc Corp.	727	4,529
Fidelity Southern Corp.	366	3,162
Fifth Third Bancorp	35,152	471,037
Financial Institutions Inc.	528	8,913
First Bancorp (North Carolina)	599	5,325
First BanCorp (Puerto Rico)(a)	2,702	10,700
First Bancorp Inc. (Maine)	337	5,729
First Busey Corp.	2,907	14,041
First California Financial Group Inc.(a)(b)	866	5,958
First Citizens BancShares Inc. Class A	194	32,330
First Commonwealth Financial Corp.	4,016	27,028
First Community Bancshares Inc.	617	8,903
First Connecticut Bancorp Inc.	682	9,207
First Financial Bancorp	2,230	35,635
First Financial Bankshares Inc.	1,205	41,645
First Financial Corp.	422	12,238
First Horizon National Corp.	9,651	83,481
First Interstate BancSystem Inc.	605	8,615
First Merchants Corp.	1,121	13,968
First Midwest Bancorp Inc.	2,854	31,337
First of Long Island Corp. (The)	292	8,459
First Republic Bank(a)	3,899	131,006
FirstMerit Corp.	4,177	69,004
FNB United Corp.(a)	119	1,546
Franklin Financial Corp.(a)	533	8,768
Fulton Financial Corp.	7,629	76,214
German American Bancorp Inc.	485	9,942
Glacier Bancorp Inc.	2,747	42,551
Goldman Sachs Group Inc. (The)	18,779	1,800,155
Great Southern Bancorp Inc.	395	10,894
Green Bankshares Inc.(a)	40	66
Guaranty Bancorp(a)	2,939	6,201
Hancock Holding Co.	2,914	88,702
Hanmi Financial Corp.(a)(b)	1,210	12,681
Heartland Financial USA Inc.	575	13,800
Heritage Commerce Corp.(a)	800	5,200
Heritage Financial Corp.	600	8,790
Heritage Oaks Bancorp(a)(b)	778	4,333
Home Bancshares Inc.	814	24,892
Horizon Bancorp	146	3,840
Hudson Valley Holding Corp.	598	10,824
Huntington Bancshares Inc.	33,032	211,405
IBERIABANK Corp.	1,128	56,908
Independent Bank Corp. (Massachusetts)	818	23,894
International Bancshares Corp.	2,029	39,606
J.P. Morgan Chase & Co.	145,293	5,191,319
KeyCorp	36,413	281,837
Lakeland Bancorp Inc.	1,036	10,899
Lakeland Financial Corp.	626	16,796
M&T Bank Corp.	4,835	399,226
MainSource Financial Group Inc.	769	9,097
MB Financial Inc.	2,087	44,954
Mercantile Bank Corp.(a)	332	6,125
Merchants Bancshares Inc.	180	4,959
Metro Bancorp Inc.(a)(b)	524	6,304
MetroCorp Bancshares Inc.(a)	610	6,509
Middleburg Financial Corp.	209	3,553
MidSouth Bancorp Inc.	291	4,097
MidWestOne Financial Group Inc.	262	5,633
Morgan Stanley	58,755	857,235
National Bankshares Inc.	270	8,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

National Penn Bancshares Inc.	4,713	45,103
NBT Bancorp Inc.	1,247	26,923
Northern Trust Corp.	8,236	379,021
Northrim BanCorp Inc.	250	5,373
Old National Bancorp	3,615	43,416
OmniAmerican Bancorp Inc.(a)	387	8,293
Oriental Financial Group Inc.	1,604	17,772
Pacific Capital Bancorp(a)	161	7,363
Pacific Continental Corp.	704	6,244
Pacific Mercantile Bancorp(a)	416	2,875
PacWest Bancorp	1,156	27,363
Park National Corp.(b)	433	30,202
Park Sterling Corp.(a)(b)	1,157	5,449
Peapack-Gladstone Financial Corp.	343	5,320
Penns Woods Bancorp Inc.	113	4,499
Peoples Bancorp Inc.	406	8,924
Pinnacle Financial Partners Inc.(a)(b)	1,306	25,480
PNC Financial Services Group Inc. (The)(c)	20,169	1,232,528
Popular Inc.(a)	3,895	64,696
Preferred Bank(a)	453	6,052
PrivateBancorp Inc.	2,297	33,904
Prosperity Bancshares Inc.	1,795	75,444
Regions Financial Corp.	53,960	364,230
Renasant Corp.	956	15,019
Republic Bancorp Inc. Class A	379	8,433
S&T Bancorp Inc.	1,072	19,800
S.Y. Bancorp Inc.	467	11,185
Sandy Spring Bancorp Inc.	923	16,614
SCBT Financial Corp.	552	19,458
Seacoast Banking Corp. of Florida(a)(b)	2,769	4,181
Sierra Bancorp	455	4,505
Signature Bank(a)	1,539	93,833
Simmons First National Corp. Class A	664	15,438
Southside Bancshares Inc.	658	14,792
Southwest Bancorp Inc.(a)	750	7,058
State Bank Financial Corp.(a)	1,206	18,283
State Street Corp.	18,632	831,732
Stellar One Corp.	877	10,945
Sterling Bancorp	1,184	11,816
Sterling Financial Corp.(a)	1,024	19,343
Suffolk Bancorp(a)	369	4,786
Sun Bancorp Inc. (New Jersey)(a)(b)	1,439	3,885
SunTrust Banks Inc.	20,559	498,145
Susquehanna Bancshares Inc.	7,127	73,408
SVB Financial Group(a)	1,690	99,237
Synovus Financial Corp.	29,584	58,576
Taylor Capital Group Inc.(a)	626	10,260
TCF Financial Corp.	6,211	71,302
Texas Capital Bancshares Inc.(a)(b)	183	7,391
Tompkins Financial Corp.	357	13,452
TowneBank(b)	1,056	14,784
TriCo Bancshares	638	9,825
TrustCo Bank Corp. NY	3,577	19,530
Trustmark Corp.	2,443	59,805
U.S. Bancorp	72,299	2,325,136
UMB Financial Corp.	1,226	62,808
Umpqua Holdings Corp.	4,273	56,233
Union First Market Bankshares Corp.	774	11,184
United Bankshares Inc.	1,756	45,445
United Community Banks Inc.(a)(b)	1,592	13,643
Univest Corp. of Pennsylvania	657	10,860
Valley National Bancorp	7,544	79,966
Virginia Commerce Bancorp Inc.(a)(b)	1,075	9,062

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Walker & Dunlop Inc.(a)	440	5,654
Washington Banking Co.	587	8,159
Washington Trust Bancorp Inc.	552	13,458
Webster Financial Corp.	2,755	59,673
Wells Fargo & Co.	187,002	6,253,347
WesBanco Inc.	881	18,730
West Bancorporation Inc.	596	5,668
West Coast Bancorp(a)(b)	719	14,128
Westamerica Bancorp	478	22,557
Western Alliance Bancorp(a)(b)	2,650	24,804
Wilshire Bancorp Inc.(a)	2,359	12,927
Wintrust Financial Corp.	1,380	48,990
Zions Bancorp	7,036	136,639

		35,463,448
BEVERAGES—0.38%
Beam Inc.	6,003	375,128
Brown-Forman Corp. Class B NVS	484	46,875
Central European Distribution Corp.(a)(b)	2,247	6,426
Coca-Cola Enterprises Inc.	10,629	298,037
Constellation Brands Inc. Class A(a)	6,002	162,414
Craft Brew Alliance Inc.(a)	266	2,176
Farmer Bros. Co.(a)	239	1,903
Green Mountain Coffee Roasters Inc.(a)	813	17,707
Molson Coors Brewing Co. Class B NVS	4,893	203,598

		1,114,264
BIOTECHNOLOGY—0.19%
Agenus Inc.(a)	353	1,850
AMAG Pharmaceuticals Inc.(a)	167	2,572
Amylin Pharmaceuticals Inc.(a)	600	16,938
Arena Pharmaceuticals Inc.(a)(b)	864	8,623
Astex Pharmaceuticals Inc.(a)(b)	3,587	7,497
Bio-Rad Laboratories Inc. Class A(a)	774	77,408
Cambrex Corp.(a)	544	5,119
Charles River Laboratories International Inc.(a)	687	22,506
Curis Inc.(a)(b)	551	2,975
Dynavax Technologies Corp.(a)	793	3,426
Emergent BioSolutions Inc.(a)	792	11,999
Enzon Pharmaceuticals Inc.(a)(b)	1,622	11,143
Geron Corp.(a)(b)	5,089	8,753
Harvard Bioscience Inc.(a)	825	3,110
ImmunoGen Inc.(a)(b)	651	10,924
InterMune Inc.(a)	1,116	13,336
Lexicon Pharmaceuticals Inc.(a)(b)	4,402	9,904
Life Technologies Corp.(a)	6,181	278,083
Maxygen Inc.(a)	1,153	6,872
Momenta Pharmaceuticals Inc.(a)(b)	1,103	14,913
NPS Pharmaceuticals Inc.(a)	1,112	9,574
Pacific Biosciences of California Inc.(a)	1,019	2,211
PDL BioPharma Inc.(b)	703	4,661
RTI Biologics Inc.(a)(b)	1,992	7,490
Sequenom Inc.(a)(b)	1,036	4,206
Transcept Pharmaceuticals Inc.(a)	435	2,697
Vical Inc.(a)	296	1,066
XOMA Corp.(a)	496	1,488

		551,344
BUILDING MATERIALS—0.21%
Apogee Enterprises Inc.	1,072	17,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Comfort Systems USA Inc.	1,006	10,080
Drew Industries Inc.(a)	387	10,778
Fortune Brands Home & Security Inc.(a)(b)	5,092	113,399
Gibraltar Industries Inc.(a)(b)	1,162	12,062
Griffon Corp.	1,640	14,071
Interline Brands Inc.(a)	1,091	27,351
Louisiana-Pacific Corp.(a)	5,182	56,380
LSI Industries Inc.	747	5,319
Martin Marietta Materials Inc.	856	67,470
NCI Building Systems Inc.(a)(b)	752	8,144
Owens Corning(a)(b)	4,647	132,625
PGT Inc.(a)	513	1,554
Quanex Building Products Corp.	1,368	24,460
Simpson Manufacturing Co. Inc.	1,372	40,488
Texas Industries Inc.	874	34,095
Universal Forest Products Inc.	747	29,118

		604,621
CHEMICALS—1.65%
A. Schulman Inc.	1,121	22,252
Aceto Corp.	783	7,071
Air Products and Chemicals Inc.	8,059	650,603
Albemarle Corp.	1,487	88,685
Ashland Inc.	2,998	207,791
Cabot Corp.	2,422	98,575
CF Industries Holdings Inc.	1,951	377,987
Chemtura Corp.(a)	1,148	16,646
Codexis Inc.(a)	1,017	3,804
Cytec Industries Inc.	1,757	103,031
Dow Chemical Co. (The)	45,644	1,437,786
Eastman Chemical Co.	1,050	52,889
Ferro Corp.(a)(b)	3,310	15,888
Georgia Gulf Corp.	481	12,347
Huntsman Corp.	7,311	94,604
Innospec Inc.(a)(b)	774	22,918
Intrepid Potash Inc.(a)(b)	1,079	24,558
Kraton Performance Polymers Inc.(a)	1,235	27,059
Kronos Worldwide Inc.(b)	783	12,364
Landec Corp.(a)	731	6,257
LyondellBasell Industries NV Class A	11,358	457,387
Minerals Technologies Inc.	678	43,243
Mosaic Co. (The)	11,329	620,376
Oil-Dri Corp. of America	160	3,504
Olin Corp.	960	20,054
OM Group Inc.(a)(b)	1,268	24,092
PolyOne Corp.	731	10,000
Quaker Chemical Corp.	358	16,543
Rockwood Holdings Inc.	1,835	81,382
RPM International Inc.	3,069	83,477
Sensient Technologies Corp.	1,907	70,044
Spartech Corp.(a)(b)	1,182	6,111
Stepan Co.	17	1,601
TPC Group Inc.(a)(b)	134	4,951
W.R. Grace & Co.(a)	245	12,360
Westlake Chemical Corp.	586	30,624
Zep Inc.	501	6,879
Zoltek Companies Inc.(a)(b)	1,065	9,617

		4,785,360
COAL—0.28%
Alpha Natural Resources Inc.(a)	8,423	73,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Arch Coal Inc.	8,119	55,940
Cloud Peak Energy Inc.(a)	2,336	39,502
CONSOL Energy Inc.	8,696	262,967
Hallador Energy Co.	258	2,188
Patriot Coal Corp.(a)(b)	3,587	4,376
Peabody Energy Corp.	10,410	255,253
SunCoke Energy Inc.(a)	785	11,500
Walter Energy Inc.	2,389	105,498
Westmoreland Coal Co.(a)(b)	466	3,751

		814,340
COMMERCIAL SERVICES—0.80%
Aaron’s Inc.	696	19,704
ABM Industries Inc.	2,056	40,215
American Reprographics Co.(a)	1,232	6,197
AMN Healthcare Services Inc.(a)	570	3,380
Ascent Media Corp. Class A(a)	552	28,566
AVEO Pharmaceuticals Inc.(a)	123	1,496
Booz Allen Hamilton Holding Corp.	936	14,302
Career Education Corp.(a)	2,065	13,815
Carriage Services Inc.	613	5,100
CBIZ Inc.(a)(b)	1,509	8,963
CDI Corp.	422	6,921
Cenveo Inc.(a)(b)	2,090	4,034
Consolidated Graphics Inc.(a)	306	8,889
Convergys Corp.	4,462	65,904
CoreLogic Inc.(a)	4,084	74,778
Corinthian Colleges Inc.(a)(b)	2,979	8,609
Corrections Corp. of America	3,819	112,470
CRA International Inc.(a)(b)	340	4,995
Cross Country Healthcare Inc.(a)	1,065	4,654
Deluxe Corp.	643	16,036
DeVry Inc.	2,504	77,549
Dollar Thrifty Automotive Group Inc.(a)	509	41,209
Education Management Corp.(a)(b)	1,014	7,047
Electro Rent Corp.	650	10,549
Ennis Inc.	999	15,365
Equifax Inc.	459	21,389
Euronet Worldwide Inc.(a)(b)	1,937	33,161
ExamWorks Group Inc.(a)(b)	908	12,013
Franklin Covey Co.(a)(b)	155	1,587
FTI Consulting Inc.(a)(b)	1,592	45,770
Genpact Ltd.(a)(b)	951	15,815
GEO Group Inc. (The)(a)	2,346	53,301
Great Lakes Dredge & Dock Corp.	2,004	14,268
H&E Equipment Services Inc.(a)(b)	484	7,275
H&R Block Inc.	4,182	66,828
Heidrick & Struggles International Inc.	710	12,425
Hertz Global Holdings Inc.(a)	4,125	52,800
Hill International Inc.(a)(b)	957	3,062
Hudson Global Inc.(a)(b)	1,256	5,238
ICF International Inc.(a)	763	18,190
Integramed America Inc.(a)	142	1,967
Intersections Inc.	120	1,902
Iron Mountain Inc.	395	13,019
KAR Auction Services Inc.(a)(b)	1,114	19,150
Kelly Services Inc. Class A	1,017	13,129
Kforce Inc.(a)(b)	32	431
Korn/Ferry International(a)(b)	1,832	26,289
Lincoln Educational Services Corp.	866	5,629
Live Nation Entertainment Inc.(a)(b)	5,347	49,085
Mac-Gray Corp.	335	4,720

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Manpower Inc.	3,063	112,259
Matthews International Corp. Class A	565	18,357
McGrath RentCorp	458	12,137
MoneyGram International Inc.(a)	591	8,629
Monster Worldwide Inc.(a)(b)	4,538	38,573
Multi-Color Corp.	487	10,831
Navigant Consulting Inc.(a)(b)	1,975	24,964
Paychex Inc.	841	26,416
PDI Inc.(a)	357	2,942
Pendrell Corp.(a)(b)	5,974	6,691
PHH Corp.(a)(b)	2,156	37,687
Providence Service Corp. (The)(a)	397	5,443
Quad Graphics Inc.(b)	987	14,193
Quanta Services Inc.(a)	7,984	192,175
R.R. Donnelley & Sons Co.(b)	6,887	81,060
Rent-A-Center Inc.	2,264	76,387
Resources Connection Inc.	1,665	20,479
RPX Corp.(a)	98	1,406
SAIC Inc.	7,007	84,925
Service Corp. International	8,293	102,584
Sotheby’s	1,682	56,112
Stewart Enterprises Inc. Class A	2,783	19,871
Swisher Hygiene Inc.(a)(b)	4,328	10,950
TeleTech Holdings Inc.(a)(b)	881	14,096
TMS International Corp.(a)	292	2,911
Total System Services Inc.	878	21,011
Towers Watson & Co. Class A	2,321	139,028
Tree.com Inc.(a)	152	1,739
TrueBlue Inc.(a)(b)	415	6,424
Universal Technical Institute Inc.	286	3,864
Valassis Communications Inc.(a)(b)	635	13,811
Verisk Analytics Inc. Class A(a)	757	37,290
Viad Corp.	777	15,540
Westway Group Inc.(a)	418	2,504
Zipcar Inc.(a)(b)	227	2,663

		2,325,142
COMPUTERS—1.30%
Agilysys Inc.(a)(b)	499	4,326
Brocade Communications Systems Inc.(a)(b)	17,521	86,379
CACI International Inc. Class A(a)	935	51,444
CIBER Inc.(a)(b)	2,804	12,085
Computer Sciences Corp.	5,929	147,158
Computer Task Group Inc.(a)(b)	171	2,563
Dell Inc.(a)	56,213	703,787
Diebold Inc.	2,218	81,866
DST Systems Inc.	1,069	58,057
Echelon Corp.(a)	694	2,415
Electronics For Imaging Inc.(a)(b)	1,632	26,520
Hewlett-Packard Co.	75,499	1,518,285
Imation Corp.(a)(b)	1,161	6,862
Immersion Corp.(a)	96	541
Insight Enterprises Inc.(a)(b)	1,700	28,611
j2 Global Inc.	306	8,085
KEY Tronic Corp.(a)	336	2,769
Keyw Holding Corp. (The)(a)	408	4,096
Lexmark International Inc. Class A	2,717	72,218
Mentor Graphics Corp.(a)(b)	1,635	24,525
Mercury Computer Systems Inc.(a)	1,152	14,895
NetApp Inc.(a)	4,565	145,258
OCZ Technology Group Inc.(a)(b)	2,583	13,690
Quantum Corp.(a)	8,618	17,495

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

RadiSys Corp.(a)(b)	746	4,685
RealD Inc.(a)	240	3,590
SanDisk Corp.(a)	9,303	339,373
Silicon Graphics International Corp.(a)(b)	1,165	7,479
Spansion Inc. Class A(a)(b)	1,788	19,632
STEC Inc.(a)(b)	1,362	10,624
Super Micro Computer Inc.(a)	121	1,919
Sykes Enterprises Inc.(a)(b)	1,429	22,807
Synopsys Inc.(a)	5,157	151,771
Unisys Corp.(a)(b)	819	16,011
Vocera Communications Inc.(a)	152	4,072
Western Digital Corp.(a)	5,334	162,580

		3,778,473
COSMETICS & PERSONAL CARE—2.13%
Avon Products Inc.	3,782	61,306
Colgate-Palmolive Co.	1,513	157,503
Elizabeth Arden Inc.(a)(b)	130	5,045
Inter Parfums Inc.	180	3,109
Procter & Gamble Co. (The)	96,950	5,938,188
Revlon Inc. Class A(a)(b)	418	5,948

		6,171,099
DISTRIBUTION & WHOLESALE—0.16%
Arrow Electronics Inc.(a)(b)	4,264	139,902
BlueLinx Holdings Inc.(a)(b)	778	1,828
Brightpoint Inc.(a)(b)	2,653	14,353
Core-Mark Holding Co. Inc.	375	18,052
Houston Wire & Cable Co.	443	4,842
Ingram Micro Inc. Class A(a)	5,790	101,151
MRC Global Inc.(a)	339	7,214
Owens & Minor Inc.	351	10,751
Rentrak Corp.(a)	147	3,036
ScanSource Inc.(a)(b)	1,056	32,356
United Stationers Inc.	1,468	39,563
WESCO International Inc.(a)(b)	1,666	95,878

		468,926
DIVERSIFIED FINANCIAL SERVICES—2.19%
Affiliated Managers Group Inc.(a)	498	54,506
Air Lease Corp.(a)(b)	2,578	49,987
Aircastle Ltd.(b)	2,249	27,100
American Express Co.	13,630	793,402
Ameriprise Financial Inc.	8,352	436,476
Artio Global Investors Inc. Class A	1,198	4,193
Asset Acceptance Capital Corp.(a)	616	4,189
Asta Funding Inc.	430	4,029
BlackRock Inc.(c)	2,264	384,472
Calamos Asset Management Inc. Class A	727	8,324
California First National Bancorp(b)	84	1,318
CBOE Holdings Inc.	453	12,539
Charles Schwab Corp. (The)	41,054	530,828
CIFC Corp.(a)	220	1,621
CME Group Inc.	2,534	679,391
Cowen Group Inc. Class A(a)	3,366	8,954
DFC Global Corp.(a)	366	6,745
Discover Financial Services	20,218	699,138
Doral Financial Corp.(a)(b)	4,868	7,302
Duff & Phelps Corp. Class A	869	12,601
E*TRADE Financial Corp.(a)	10,923	87,821

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Edelman Financial Group Inc.	774	6,734
Encore Capital Group Inc.(a)	175	5,184
Evercore Partners Inc. Class A	996	23,296
FBR & Co.(a)	1,386	3,839
Federal Agricultural Mortgage Corp. Class C NVS	368	9,653
Federated Investors Inc. Class B(b)	581	12,695
First Marblehead Corp. (The)(a)(b)	2,112	2,471
Franklin Resources Inc.	4,086	453,505
FXCM Inc.	801	9,420
GAIN Capital Holdings Inc.	579	2,889
GFI Group Inc.	2,699	9,608
Horizon Technology Finance Corp.	243	4,007
Interactive Brokers Group Inc. Class A	1,526	22,463
INTL FCStone Inc.(a)(b)	504	9,752
Invesco Ltd.	17,124	387,002
Investment Technology Group Inc.(a)	1,447	13,312
Janus Capital Group Inc.	7,112	55,616
Jefferies Group Inc.	5,409	70,263
JMP Group Inc.	579	3,578
KBW Inc.	1,282	21,089
Knight Capital Group Inc. Class A(a)	3,750	44,775
Legg Mason Inc.	5,374	141,712
LPL Financial Holdings Inc.	264	8,915
Manning & Napier Inc.	524	7,457
Marlin Business Services Corp.	329	5,392
Medley Capital Corp.	667	8,031
MicroFinancial Inc.	212	1,717
NASDAQ OMX Group Inc. (The)	4,453	100,950
National Financial Partners Corp.(a)(b)	1,594	21,360
Nelnet Inc. Class A	912	20,976
NewStar Financial Inc.(a)(b)	1,044	13,530
Nicholas Financial Inc.	369	4,731
NYSE Euronext Inc.	9,707	248,305
Ocwen Financial Corp.(a)	3,879	72,848
Oppenheimer Holdings Inc. Class A	392	6,162
Piper Jaffray Companies Inc.(a)	607	14,222
Raymond James Financial Inc.	4,346	148,807
SeaCube Container Leasing Ltd.(b)	336	5,736
SLM Corp.	18,633	292,724
Solar Senior Capital Ltd.	382	6,456
Stifel Financial Corp.(a)	1,044	32,260
SWS Group Inc.(a)	1,150	6,130
TD Ameritrade Holding Corp.	8,865	150,705
Teton Advisors Inc. Class B(b)	5	65
Virtus Investment Partners Inc.(a)	110	8,910
WageWorks Inc.(a)	101	1,521
Walter Investment Management Corp.	1,097	25,714

		6,341,423
ELECTRIC—6.28%
AES Corp. (The)(a)	24,512	314,489
ALLETE Inc.	1,459	60,986
Alliant Energy Corp.	4,239	193,171
Ameren Corp.	9,270	310,916
Ameresco Inc. Class A(a)	189	2,255
American Electric Power Co. Inc.	18,465	736,753
Atlantic Power Corp.(a)	3,942	50,497
Avista Corp.	2,262	60,395
Black Hills Corp.	1,664	53,531
Calpine Corp.(a)	15,462	255,278
CH Energy Group Inc.	570	37,443
Cleco Corp.	2,327	97,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

CMS Energy Corp.	9,997	234,929
Consolidated Edison Inc.	11,190	695,906
Dominion Resources Inc.	21,799	1,177,146
DTE Energy Co.	6,499	385,586
Duke Energy Corp.	51,038	1,176,936
Edison International	12,447	575,051
El Paso Electric Co.	1,529	50,702
Empire District Electric Co. (The)	1,594	33,633
EnerNOC Inc.(a)(b)	617	4,467
Entergy Corp.	6,768	459,480
Exelon Corp.	32,513	1,223,139
FirstEnergy Corp.	15,946	784,384
Genie Energy Ltd. Class B	587	4,561
GenOn Energy Inc.(a)	29,849	51,042
Great Plains Energy Inc.	5,207	111,482
Hawaiian Electric Industries Inc.	3,658	104,326
IDACORP Inc.	1,900	79,952
Integrys Energy Group Inc.	2,991	170,098
MDU Resources Group Inc.	7,213	155,873
MGE Energy Inc.	880	41,624
National Fuel Gas Co.	2,755	129,430
NextEra Energy Inc.	15,908	1,094,629
Northeast Utilities	11,981	464,983
NorthWestern Corp.	1,389	50,976
NRG Energy Inc.(a)	8,699	151,015
NV Energy Inc.	9,015	158,484
OGE Energy Corp.	3,766	195,041
Ormat Technologies Inc.	487	10,417
Otter Tail Corp.	1,296	29,640
Pepco Holdings Inc.	8,721	170,670
PG&E Corp.	16,100	728,847
Pike Electric Corp.(a)(b)	630	4,864
Pinnacle West Capital Corp.	4,182	216,377
PNM Resources Inc.	3,042	59,441
Portland General Electric Co.	2,884	76,887
PPL Corp.	22,160	616,270
Progress Energy Inc.	11,309	680,463
Public Service Enterprise Group Inc.	19,328	628,160
SCANA Corp.	4,465	213,606
Southern Co. (The)	33,168	1,535,678
TECO Energy Inc.	8,239	148,796
UIL Holdings Corp.	1,931	69,246
Unitil Corp.	545	14,442
UNS Energy Corp.	1,536	58,998
Westar Energy Inc.	4,823	144,449
Wisconsin Energy Corp.	8,804	348,374
Xcel Energy Inc.	18,603	528,511

		18,222,063
ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
A123 Systems Inc.(a)(b)	4,133	5,208
Advanced Energy Industries Inc.(a)	1,545	20,734
American Superconductor Corp.(a)	1,336	6,279
Belden Inc.	191	6,370
Emerson Electric Co.	4,458	207,654
Encore Wire Corp.	709	18,987
Energizer Holdings Inc.(a)	2,498	187,974
EnerSys Inc.(a)(b)	1,164	40,821
Generac Holdings Inc.(a)	512	12,319
General Cable Corp.(a)(b)	1,788	46,381
GrafTech International Ltd.(a)(b)	4,879	47,082
Hubbell Inc. Class B	389	30,319

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Insteel Industries Inc.	637	7,103
Littelfuse Inc.	75	4,267
Molex Inc.	5,235	125,326
Powell Industries Inc.(a)(b)	194	7,248
Power-One Inc.(a)	2,577	11,648
SunPower Corp.(a)	814	3,915
Vicor Corp.	625	4,337

		793,972
ELECTRONICS—1.02%
American Science and Engineering Inc.	278	15,693
Avnet Inc.(a)	5,541	170,995
AVX Corp.	1,845	19,723
Bel Fuse Inc. Class B	407	7,167
Benchmark Electronics Inc.(a)	2,239	31,234
Brady Corp. Class A	1,876	51,609
Checkpoint Systems Inc.(a)	1,530	13,326
Coherent Inc.(a)	643	27,842
CTS Corp.	1,315	12,387
Cymer Inc.(a)	818	48,221
Daktronics Inc.	1,066	7,366
Electro Scientific Industries Inc.	911	10,768
ESCO Technologies Inc.	694	25,289
FEI Co.(a)(b)	80	3,827
FLIR Systems Inc.	1,122	21,879
Garmin Ltd.	3,860	147,800
GSI Group Inc.(a)(b)	990	11,345
II-VI Inc.(a)	301	5,018
Itron Inc.(a)	1,526	62,932
Jabil Circuit Inc.	5,783	117,568
Kemet Corp.(a)(b)	1,582	9,508
LeCroy Corp.(a)	173	2,467
Measurement Specialties Inc.(a)	69	2,243
Methode Electronics Inc.	1,411	12,008
Multi-Fineline Electronix Inc.(a)	290	7,146
Newport Corp.(a)	1,465	17,609
Park Electrochemical Corp.	794	20,549
PerkinElmer Inc.	4,328	111,662
Plexus Corp.(a)(b)	755	21,291
Rofin-Sinar Technologies Inc.(a)(b)	1,094	20,710
Rogers Corp.(a)(b)	358	14,180
Sanmina-SCI Corp.(a)	3,083	25,250
Stoneridge Inc.(a)	1,079	7,348
Sypris Solutions Inc.	235	1,638
Tech Data Corp.(a)(b)	1,523	73,363
Thermo Fisher Scientific Inc.	14,003	726,896
TTM Technologies Inc.(a)(b)	2,038	19,178
Tyco International Ltd.	17,655	933,067
Viasystems Group Inc.(a)	187	3,179
Vishay Intertechnology Inc.(a)	5,525	52,101
Vishay Precision Group Inc.(a)(b)	472	6,584
Watts Water Technologies Inc. Class A	1,137	37,908
Zygo Corp.(a)	514	9,180

		2,947,054
ENERGY - ALTERNATE SOURCES—0.01%
Amyris Inc.(a)(b)	1,174	5,201
FuelCell Energy Inc.(a)	4,350	4,393
FutureFuel Corp.	743	7,809
Green Plains Renewable Energy Inc.(a)	961	5,997
Renewable Energy Group Inc.(a)(b)	146	1,085

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

REX American Resources Corp.(a)	191	3,728

		28,213
ENGINEERING & CONSTRUCTION—0.35%
AECOM Technology Corp.(a)(b)	4,318	71,031
Aegion Corp.(a)(b)	1,287	23,025
Argan Inc.	335	4,683
Chicago Bridge & Iron Co. NV	1,422	53,979
Dycom Industries Inc.(a)(b)	162	3,015
EMCOR Group Inc.	2,549	70,913
Fluor Corp.	1,636	80,720
Granite Construction Inc.	1,467	38,303
Jacobs Engineering Group Inc.(a)	4,909	185,855
KBR Inc.	5,672	140,155
Layne Christensen Co.(a)(b)	747	15,455
McDermott International Inc.(a)	9,006	100,327
Michael Baker Corp.(a)(b)	319	8,323
MYR Group Inc.(a)	355	6,056
Orion Marine Group Inc.(a)(b)	1,032	7,183
Shaw Group Inc. (The)(a)	2,485	67,865
Sterling Construction Co. Inc.(a)(b)	621	6,347
Tutor Perini Corp.(a)	1,370	17,358
URS Corp.	2,893	100,908
VSE Corp.	161	3,830

		1,005,331
ENTERTAINMENT—0.20%
Bluegreen Corp.(a)	559	2,773
Carmike Cinemas Inc.(a)	466	6,827
Churchill Downs Inc.	331	19,459
Dolby Laboratories Inc. Class A(a)	805	33,247
DreamWorks Animation SKG Inc. Class A(a)(b)	2,590	49,365
International Game Technology	5,029	79,207
International Speedway Corp. Class A	1,058	27,698
Isle of Capri Casinos Inc.(a)	812	5,010
Madison Square Garden Inc. Class A(a)(b)	2,181	81,657
Marriott Vacations Worldwide Corp.(a)	1,018	31,538
National CineMedia Inc.	1,429	21,678
Penn National Gaming Inc.(a)(b)	2,316	103,270
Pinnacle Entertainment Inc.(a)(b)	2,228	21,433
Reading International Inc. Class A(a)	650	3,517
Regal Entertainment Group Class A(b)	1,977	27,204
Scientific Games Corp. Class A(a)(b)	1,892	16,177
Speedway Motorsports Inc.	451	7,626
Vail Resorts Inc.	893	44,721

		582,407
ENVIRONMENTAL CONTROL—0.42%
Calgon Carbon Corp.(a)	325	4,621
Casella Waste Systems Inc. Class A(a)	943	5,517
Covanta Holding Corp.	3,866	66,302
Darling International Inc.(a)	3,132	51,647
Energy Recovery Inc.(a)(b)	1,750	4,200
EnergySolutions Inc.(a)	2,385	4,031
Heckmann Corp.(a)(b)	4,782	16,163
Met-Pro Corp.	526	4,844
Metalico Inc.(a)(b)	1,559	3,430
Republic Services Inc.	11,584	306,513
Tetra Tech Inc.(a)	448	11,684
US Ecology Inc.	264	4,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Waste Connections Inc.	4,437	132,755
Waste Management Inc.	17,685	590,679

		1,207,069
FOOD—1.80%
Annie’s Inc.(a)	58	2,428
Arden Group Inc. Class A	21	1,831
Cal-Maine Foods Inc.	76	2,972
Campbell Soup Co.	1,428	47,667
Chiquita Brands International Inc.(a)	1,735	8,675
ConAgra Foods Inc.	15,872	411,561
Dean Foods Co.(a)	1,000	17,030
Diamond Foods Inc.(b)	848	15,128
Dole Food Co. Inc.(a)(b)	1,377	12,090
Fresh Del Monte Produce Inc.	1,460	34,266
General Mills Inc.	5,366	206,806
H.J. Heinz Co.	4,608	250,583
Harris Teeter Supermarkets Inc.	1,447	59,312
Hillshire Brands Co.	663	19,220
Hormel Foods Corp.	2,203	67,015
Ingles Markets Inc. Class A	485	7,774
Ingredion Inc.	2,296	113,698
J.M. Smucker Co. (The)	4,280	323,226
John B. Sanfilippo & Son Inc.(a)	308	5,498
Kellogg Co.	507	25,010
Kraft Foods Inc. Class A	64,153	2,477,589
Nash-Finch Co.	464	9,967
Pilgrim’s Pride Corp.(a)	444	3,175
Post Holdings Inc.(a)(b)	312	9,594
Ralcorp Holdings Inc.(a)	2,109	140,755
Safeway Inc.	7,916	143,675
Seaboard Corp.(a)	12	25,596
Seneca Foods Corp. Class A(a)(b)	357	9,603
Smart Balance Inc.(a)	2,259	21,212
Smithfield Foods Inc.(a)	6,153	133,089
Snyders-Lance Inc.	186	4,693
Spartan Stores Inc.	791	14,341
SUPERVALU Inc.(b)	1,966	10,184
Sysco Corp.	10,588	315,628
Tootsie Roll Industries Inc.	74	1,766
TreeHouse Foods Inc.(a)	447	27,844
Tyson Foods Inc. Class A	11,102	209,051
Village Super Market Inc. Class A	324	10,556
Weis Markets Inc.	422	18,787

		5,218,895
FOREST PRODUCTS & PAPER—0.32%
Boise Inc.	3,848	25,320
Buckeye Technologies Inc.	626	17,835
Clearwater Paper Corp.(a)(b)	181	6,176
Domtar Corp.	1,380	105,860
International Paper Co.	16,712	483,144
KapStone Paper and Packaging Corp.(a)(b)	1,499	23,759
MeadWestvaco Corp.	6,577	189,089
Neenah Paper Inc.	226	6,032
Orchids Paper Products Co.	118	2,086
P.H. Glatfelter Co.	1,358	22,230
Resolute Forest Products Inc.(a)	3,100	35,898
Schweitzer-Mauduit International Inc.	155	10,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Wausau Paper Corp.	83	807

		928,798
GAS—0.80%
AGL Resources Inc.	4,481	173,639
Atmos Energy Corp.	3,439	120,606
CenterPoint Energy Inc.	16,324	337,417
Chesapeake Utilities Corp.	362	15,827
Delta Natural Gas Co. Inc.	263	5,715
Laclede Group Inc. (The)	859	34,197
New Jersey Resources Corp.	1,584	69,078
NiSource Inc.	10,853	268,612
Northwest Natural Gas Co.	1,018	48,457
Piedmont Natural Gas Co.	2,508	80,732
Questar Corp.	5,275	110,036
Sempra Energy	9,207	634,178
South Jersey Industries Inc.	908	46,281
Southwest Gas Corp.	1,756	76,649
UGI Corp.	4,292	126,313
Vectren Corp.	3,132	92,457
WGL Holdings Inc.	1,961	77,950

		2,318,144
HAND & MACHINE TOOLS—0.25%
Franklin Electric Co. Inc.	57	2,914
Hardinge Inc.	452	4,113
Kennametal Inc.	3,060	101,439
Regal Beloit Corp.	1,481	92,207
Snap-on Inc.	1,778	110,681
Stanley Black & Decker Inc.	6,529	420,207

		731,561
HEALTH CARE - PRODUCTS—1.77%
Affymetrix Inc.(a)	2,697	12,649
Alere Inc.(a)(b)	3,069	59,661
Alphatec Holdings Inc.(a)(b)	2,060	3,790
AngioDynamics Inc.(a)	967	11,614
ArthroCare Corp.(a)	185	5,417
Baxter International Inc.	1,788	95,032
Becton, Dickinson and Co.	527	39,393
Boston Scientific Corp.(a)	54,604	309,605
CareFusion Corp.(a)	8,481	217,792
Cerus Corp.(a)	267	886
Chindex International Inc.(a)(b)	448	4,390
CONMED Corp.	1,080	29,884
Cooper Companies Inc. (The)	1,270	101,295
Covidien PLC	17,457	933,950
CryoLife Inc.(a)(b)	1,004	5,251
Cynosure Inc. Class A(a)	182	3,849
Exactech Inc.(a)	256	4,293
Greatbatch Inc.(a)(b)	889	20,189
Hanger Inc.(a)(b)	1,306	33,486
Henry Schein Inc.(a)	1,483	116,401
Hill-Rom Holdings Inc.	2,373	73,207
Hologic Inc.(a)	10,107	182,330
Hospira Inc.(a)	6,311	220,759
ICU Medical Inc.(a)	43	2,295
Integra LifeSciences Holdings Corp.(a)	321	11,935
Invacare Corp.	1,220	18,825
Medtronic Inc.	37,188	1,440,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Merge Healthcare Inc.(a)	615	1,759
Merit Medical Systems Inc.(a)	1,518	20,964
Natus Medical Inc.(a)	402	4,671
NuVasive Inc.(a)	1,245	31,573
Orthofix International NV(a)	145	5,981
Palomar Medical Technologies Inc.(a)(b)	728	6,188
PhotoMedex Inc.(a)	114	1,385
QIAGEN NV(a)(b)	8,996	150,233
Sirona Dental Systems Inc.(a)	1,733	78,002
Solta Medical Inc.(a)(b)	2,315	6,783
St. Jude Medical Inc.	2,747	109,633
Steris Corp.	583	18,289
Stryker Corp.	3,125	172,188
SurModics Inc.(a)(b)	452	7,820
Symmetry Medical Inc.(a)(b)	864	7,413
Teleflex Inc.	1,564	95,263
Tornier NV(a)	177	3,968
West Pharmaceutical Services Inc.	468	23,629
Wright Medical Group Inc.(a)(b)	1,493	31,876
Young Innovations Inc.	97	3,346
Zeltiq Aesthetics Inc.(a)(b)	395	2,212
Zimmer Holdings Inc.	6,056	389,764

		5,131,409
HEALTH CARE - SERVICES—2.18%
Aetna Inc.	13,273	514,594
Almost Family Inc.(a)(b)	313	6,993
Amedisys Inc.(a)(b)	1,130	14,069
AMERIGROUP Corp.(a)	552	36,382
AmSurg Corp.(a)	812	24,344
Assisted Living Concepts Inc. Class A	747	10,622
Brookdale Senior Living Inc.(a)(b)	3,717	65,940
Capital Senior Living Corp.(a)(b)	144	1,526
Cigna Corp.	11,015	484,660
Community Health Systems Inc.(a)	3,473	97,348
Covance Inc.(a)(b)	1,987	95,078
Coventry Health Care Inc.	5,457	173,478
Ensign Group Inc. (The)	253	7,152
Five Star Quality Care Inc.(a)(b)	1,368	4,200
Gentiva Health Services Inc.(a)(b)	1,169	8,101
HCA Holdings Inc.	2,221	67,585
Health Management Associates Inc. Class A(a)	9,802	76,946
Health Net Inc.(a)(b)	3,177	77,106
HealthSouth Corp.(a)(b)	569	13,235
Healthways Inc.(a)(b)	1,299	10,366
Humana Inc.	6,234	482,761
Kindred Healthcare Inc.(a)(b)	1,984	19,503
LHC Group Inc.(a)(b)	571	9,684
LifePoint Hospitals Inc.(a)(b)	1,855	76,018
Lincare Holdings Inc.	751	25,549
Magellan Health Services Inc.(a)	989	44,831
MEDNAX Inc.(a)(b)	1,881	128,924
Molina Healthcare Inc.(a)(b)	1,053	24,703
National Healthcare Corp.	392	17,730
Quest Diagnostics Inc.	5,347	320,285
Select Medical Holdings Corp.(a)(b)	1,326	13,406
Skilled Healthcare Group Inc. Class A(a)	47	295
Sun Healthcare Group Inc.(a)	955	7,993
Sunrise Senior Living Inc.(a)(b)	340	2,479
Tenet Healthcare Corp.(a)(b)	14,873	77,935
Triple-S Management Corp. Class B(a)	753	13,765
UnitedHealth Group Inc.	39,598	2,316,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Universal American Corp.(a)	1,441	15,174
Universal Health Services Inc. Class B	3,221	139,018
Vanguard Health Systems Inc.(a)	161	1,431
WellCare Health Plans Inc.(a)	852	45,156
WellPoint Inc.	11,834	754,891

		6,327,739
HOLDING COMPANIES - DIVERSIFIED—0.30%
American Capital Ltd.(a)	12,705	127,939
American Realty Capital Trust Inc.	6,060	66,175
Apollo Investment Corp.	7,701	59,144
Ares Capital Corp.	8,476	135,277
Arlington Asset Investment Corp. Class A	315	6,839
BlackRock Kelso Capital Corp.(c)	2,740	26,742
Capital Southwest Corp.	110	11,312
Fifth Street Finance Corp.	3,191	31,846
Gladstone Capital Corp.	808	6,375
Gladstone Investment Corp.	844	6,237
Golub Capital BDC Inc.	588	8,873
Harbinger Group Inc.(a)	1,583	12,332
Home Loan Servicing Solutions Ltd.(b)	519	6,955
Horizon Pharma Inc.(a)(b)	379	2,702
Kohlberg Capital Corp.	733	5,322
Leucadia National Corp.	5,760	122,515
Main Street Capital Corp.	841	20,352
MCG Capital Corp.	2,950	13,570
Medallion Financial Corp.	727	7,721
MVC Capital Inc.	919	11,901
New Mountain Finance Corp.	280	3,973
NGP Capital Resources Co.	825	5,841
PennantPark Investment Corp.	2,124	21,983
Primoris Services Corp.	839	10,068
Prospect Capital Corp.(b)	4,594	52,326
Resource America Inc. Class A	469	2,992
Solar Capital Ltd.	1,397	31,097
TCP Capital Corp.	224	3,239
THL Credit Inc.	465	6,264
TICC Capital Corp.	1,479	14,346
Triangle Capital Corp.	1,048	23,874

		866,132
HOME BUILDERS—0.32%
Beazer Homes USA Inc.(a)	4,034	13,110
Cavco Industries Inc.(a)(b)	25	1,282
D.R. Horton Inc.	9,842	180,896
Hovnanian Enterprises Inc. Class A(a)(b)	3,920	11,368
KB Home(b)	2,946	28,871
Lennar Corp. Class A	6,180	191,024
M.D.C. Holdings Inc.	1,439	47,012
M/I Homes Inc.(a)	721	12,488
Meritage Homes Corp.(a)	819	27,797
NVR Inc.(a)	21	17,850
PulteGroup Inc.(a)(b)	13,072	139,870
Ryland Group Inc. (The)	742	18,980
Standard-Pacific Corp.(a)(b)	4,062	25,144
Thor Industries Inc.	1,521	41,690
Toll Brothers Inc.(a)	5,490	163,218
Winnebago Industries Inc.(a)	809	8,244

		928,844

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

HOME FURNISHINGS—0.13%
American Woodmark Corp.(a)	259	4,429
Bassett Furniture Industries Inc.	436	4,495
Ethan Allen Interiors Inc.	124	2,471
Flexsteel Industries	175	3,462
Harman International Industries Inc.	2,694	106,683
Hooker Furniture Corp.	418	4,928
Kimball International Inc. Class B	1,202	9,256
La-Z-Boy Inc.(a)(b)	1,391	17,095
Sealy Corp.(a)(b)	1,892	3,500
TiVo Inc.(a)	2,390	19,765
Universal Electronics Inc.(a)(b)	576	7,586
VOXX International Corp.(a)(b)	716	6,673
Whirlpool Corp.	2,951	180,483

		370,826
HOUSEHOLD PRODUCTS & WARES—0.32%
A.T. Cross Co. Class A(a)	32	316
ACCO Brands Corp.(a)	2,333	24,123
American Greetings Corp. Class A(b)	1,258	18,392
Avery Dennison Corp.	3,962	108,321
Central Garden & Pet Co. Class A(a)(b)	1,251	13,623
Church & Dwight Co. Inc.	2,032	112,715
Clorox Co. (The)	4,661	337,736
CSS Industries Inc.	378	7,768
Helen of Troy Ltd.(a)	1,228	41,617
Jarden Corp.	2,346	98,579
Kimberly-Clark Corp.	1,588	133,027
Prestige Brands Holdings Inc.(a)	652	10,308
Scotts Miracle-Gro Co. (The) Class A	187	7,690
Spectrum Brands Holdings Inc.(a)	135	4,397

		918,612
HOUSEWARES—0.07%
Lifetime Brands Inc.	357	4,452
Newell Rubbermaid Inc.	11,075	200,900

		205,352
INSURANCE—6.79%
ACE Ltd.	12,919	957,685
Aflac Inc.	17,829	759,337
Alleghany Corp.(a)	647	219,818
Allied World Assurance Co. Holdings Ltd.	680	54,040
Allstate Corp. (The)	18,739	657,551
Alterra Capital Holdings Ltd.	3,274	76,448
American Equity Investment Life Holding Co.	2,276	25,059
American Financial Group Inc.	3,266	128,125
American International Group Inc.(a)	24,586	788,965
American National Insurance Co.	262	18,673
American Safety Insurance Holdings Ltd.(a)(b)	311	5,831
Amerisafe Inc.(a)(b)	702	18,217
AmTrust Financial Services Inc.	808	24,006
Aon PLC	11,411	533,807
Arch Capital Group Ltd.(a)	4,595	182,376
Argo Group International Holdings Ltd.(b)	998	29,211
Aspen Insurance Holdings Ltd.	2,713	78,406
Assurant Inc.(b)	3,276	114,136
Assured Guaranty Ltd.	6,158	86,828
Axis Capital Holdings Ltd.	4,182	136,124

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Baldwin & Lyons Inc. Class B	319	7,414
Berkshire Hathaway Inc. Class B(a)	67,972	5,664,107
Brown & Brown Inc.	4,069	110,962
Chubb Corp. (The)	10,292	749,463
Cincinnati Financial Corp.	5,578	212,354
Citizens Inc.(a)(b)	1,415	13,796
CNA Financial Corp.	1,008	27,942
CNO Financial Group Inc.	8,095	63,141
Crawford & Co. Class B	1,019	4,168
Donegal Group Inc. Class A	292	3,878
Eastern Insurance Holdings Inc.	257	4,369
EMC Insurance Group Inc.	181	3,656
Employers Holdings Inc.	966	17,427
Endurance Specialty Holdings Ltd.	1,486	56,943
Enstar Group Ltd.(a)(b)	323	31,958
Everest Re Group Ltd.	2,016	208,636
FBL Financial Group Inc. Class A	370	10,364
Fidelity National Financial Inc. Class A	8,511	163,922
First American Financial Corp.	3,686	62,515
Flagstone Reinsurance Holdings SA	1,888	15,123
Fortegra Financial Corp.(a)(b)	227	1,816
Genworth Financial Inc. Class A(a)	18,774	106,261
Global Indemnity PLC(a)	437	8,849
Greenlight Capital Re Ltd. Class A(a)	770	19,573
Hallmark Financial Services Inc.(a)	517	4,033
Hanover Insurance Group Inc. (The)	937	36,665
Hartford Financial Services Group Inc. (The)	16,843	296,942
HCC Insurance Holdings Inc.	3,866	121,392
Hilltop Holdings Inc.(a)(b)	1,527	15,743
Homeowners Choice Inc.	223	3,925
Horace Mann Educators Corp.	1,527	26,692
Independence Holding Co.	311	3,063
Infinity Property and Casualty Corp.	450	25,951
Investors Title Co.	48	2,733
Kansas City Life Insurance Co.	162	5,701
Kemper Corp.	1,882	57,871
Lincoln National Corp.	10,904	238,470
Loews Corp.	11,916	487,484
Maiden Holdings Ltd.	1,931	16,761
Markel Corp.(a)	369	162,987
Marsh & McLennan Companies Inc.	4,340	139,878
MBIA Inc.(a)(b)	5,404	58,417
Meadowbrook Insurance Group Inc.	1,788	15,717
Mercury General Corp.	1,035	43,128
MetLife Inc.	32,447	1,000,990
MGIC Investment Corp.(a)	7,181	20,681
Montpelier Re Holdings Ltd.	1,669	35,533
National Interstate Corp.	237	6,302
National Western Life Insurance Co. Class A	87	12,347
Navigators Group Inc. (The)(a)	220	11,011
Old Republic International Corp.	9,911	82,162
OneBeacon Insurance Group Ltd. Class A(b)	849	11,054
PartnerRe Ltd.	2,466	186,602
Phoenix Companies Inc. (The)(a)(b)	4,520	8,362
Platinum Underwriters Holdings Ltd.	1,330	50,673
Presidential Life Corp.	809	7,952
Primerica Inc.	1,800	48,114
Principal Financial Group Inc.	11,466	300,753
ProAssurance Corp.	1,171	104,324
Progressive Corp. (The)	23,349	486,360
Protective Life Corp.	3,094	90,995
Prudential Financial Inc.	17,815	862,780
Radian Group Inc.(b)	5,094	16,759

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Reinsurance Group of America Inc.	2,816	149,839
RenaissanceRe Holdings Ltd.	1,977	150,272
RLI Corp.	811	55,310
Safety Insurance Group Inc.	486	19,751
Seabright Holdings Inc.	763	6,783
Selective Insurance Group Inc.	2,065	35,952
StanCorp Financial Group Inc.	1,695	62,986
State Auto Financial Corp.	487	6,842
Stewart Information Services Corp.	682	10,469
Symetra Financial Corp.	2,963	37,393
Torchmark Corp.	3,761	190,119
Tower Group Inc.	612	12,772
Travelers Companies Inc. (The)	8,413	537,086
United Fire Group Inc.	751	16,019
Universal Insurance Holdings Inc.	717	2,445
Unum Group	10,920	208,900
Validus Holdings Ltd.(b)	3,221	103,169
W.R. Berkley Corp.	4,238	164,943
White Mountains Insurance Group Ltd.(b)	228	118,959
XL Group PLC	11,908	250,544

		19,711,140
INTERNET—0.68%
1-800-FLOWERS.COM Inc.(a)(b)	912	3,183
AOL Inc.(a)(b)	2,754	77,332
Bankrate Inc.(a)	232	4,267
Bazaarvoice Inc.(a)	18	328
Blucora Inc.(a)(b)	1,229	15,141
DealerTrack Holdings Inc.(a)	167	5,028
Digital River Inc.(a)(b)	1,418	23,567
Envivio Inc.(a)	223	1,429
ePlus Inc.(a)	141	4,561
Expedia Inc.	1,252	60,184
Global Sources Ltd.(a)(b)	623	4,112
HomeAway Inc.(a)(b)	133	2,891
IAC/InterActiveCorp	2,371	108,118
ICG Group Inc.(a)(b)	1,325	12,256
Internap Network Services Corp.(a)(b)	1,011	6,582
IntraLinks Holdings Inc.(a)(b)	1,407	6,163
Keynote Systems Inc.	604	8,969
KIT Digital Inc.(a)(b)	1,867	8,009
Liberty Interactive Corp. Series A(a)	18,290	325,379
Limelight Networks Inc.(a)(b)	2,320	6,798
magicJack VocalTec Ltd.(a)(b)	180	3,420
MeetMe Inc.(a)	627	1,473
ModusLink Global Solutions Inc.(a)	1,313	3,926
PCTEL Inc.	715	4,626
Perficient Inc.(a)	273	3,066
QuinStreet Inc.(a)(b)	1,256	11,631
RealNetworks Inc.	828	7,154
Safeguard Scientifics Inc.(a)(b)	792	12,260
Shutterfly Inc.(a)	1,026	31,488
Support.com Inc.(a)(b)	703	2,243
Symantec Corp.(a)	25,974	379,480
TechTarget Inc.(a)(b)	602	3,034
United Online Inc.	3,392	14,314
Unwired Planet Inc.(a)	193	444
ValueClick Inc.(a)	1,233	20,209
Vasco Data Security International Inc.(a)	600	4,908
VeriSign Inc.(a)	484	21,088
WebMD Health Corp.(a)	1,938	39,748

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Yahoo! Inc.(a)	46,463	735,509

		1,984,318
IRON & STEEL—0.48%
AK Steel Holding Corp.(b)	3,629	21,302
Allegheny Technologies Inc.	4,094	130,558
Carpenter Technology Corp.	1,565	74,870
Cliffs Natural Resources Inc.	5,445	268,384
Commercial Metals Co.	4,406	55,692
Metals USA Holdings Corp.(a)	339	5,393
Nucor Corp.	12,113	459,083
Reliance Steel & Aluminum Co.	2,872	145,036
Schnitzer Steel Industries Inc. Class A	967	27,095
Shiloh Industries Inc.	207	2,380
Steel Dynamics Inc.	6,568	77,174
United States Steel Corp.(b)	5,501	113,321
Universal Stainless & Alloy Products Inc.(a)	273	11,220

		1,391,508
LEISURE TIME—0.27%
Black Diamond Inc.(a)(b)	732	6,917
Callaway Golf Co.(b)	2,463	14,556
Carnival Corp.	15,878	544,139
Johnson Outdoors Inc. Class A(a)	183	3,770
Life Time Fitness Inc.(a)	121	5,628
Marine Products Corp.	205	1,246
Royal Caribbean Cruises Ltd.	5,787	150,636
WMS Industries Inc.(a)(b)	2,103	41,955

		768,847
LODGING—0.13%
Ameristar Casinos Inc.	167	2,967
Boyd Gaming Corp.(a)(b)	1,899	13,673
Caesars Entertainment Corp.(a)	149	1,699
Choice Hotels International Inc.	927	37,015
Gaylord Entertainment Co.(a)(b)	391	15,077
Hyatt Hotels Corp. Class A(a)(b)	1,728	64,212
Marcus Corp.	794	10,925
Marriott International Inc. Class A	759	29,753
MGM Resorts International(a)	15,192	169,543
Monarch Casino & Resort Inc.(a)	343	3,135
Morgans Hotel Group Co.(a)(b)	537	2,524
Orient-Express Hotels Ltd. Class A(a)(b)	3,622	30,316
Red Lion Hotels Corp.(a)(b)	558	4,827

		385,666
MACHINERY—0.34%
AGCO Corp.(a)	3,703	169,338
Alamo Group Inc.	247	7,748
Albany International Corp. Class A	1,058	19,795
Altra Holdings Inc.	470	7,417
Applied Industrial Technologies Inc.	129	4,754
Astec Industries Inc.(a)(b)	760	23,317
Briggs & Stratton Corp.	1,857	32,479
Cascade Corp.	333	15,668
CNH Global NV(a)(b)	1,051	40,842
Columbus McKinnon Corp.(a)(b)	745	11,242
Flow International Corp.(a)(b)	1,462	4,605
Flowserve Corp.	161	18,475

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Gardner Denver Inc.	1,915	101,323
Gerber Scientific Inc. Escrow(a)(d)	1,091	11
Global Power Equipment Group Inc.(b)	660	14,414
Hurco Companies Inc.(a)(b)	245	5,020
IDEX Corp.	2,589	100,919
Intermec Inc.(a)(b)	1,997	12,381
Intevac Inc.(a)(b)	877	6,595
Kadant Inc.(a)	449	10,529
Manitowoc Co. Inc. (The)	1,208	14,134
NACCO Industries Inc. Class A	211	24,529
Nordson Corp.	181	9,283
Robbins & Myers Inc.	868	36,300
Terex Corp.(a)(b)	4,177	74,476
Twin Disc Inc.	329	6,083
Xylem Inc.	6,312	158,873
Zebra Technologies Corp. Class A(a)	1,670	57,381

		987,931
MANUFACTURING—4.22%
3M Co.	2,677	239,859
A.O. Smith Corp.	1,078	52,703
Actuant Corp. Class A	2,105	57,172
American Railcar Industries Inc.(a)	370	10,027
AptarGroup Inc.	1,688	86,172
Barnes Group Inc.	2,072	50,329
Carlisle Companies Inc.	2,157	114,364
Ceradyne Inc.	927	23,778
Chase Corp.	243	3,208
Colfax Corp.(a)(b)	1,308	36,062
Cooper Industries PLC	1,884	128,451
Crane Co.	1,853	67,412
Danaher Corp.	14,588	759,743
Dover Corp.	7,017	376,181
Eaton Corp.	12,904	511,386
EnPro Industries Inc.(a)(b)	373	13,939
Fabrinet(a)(b)	848	10,642
Federal Signal Corp.(a)	2,177	12,714
FreightCar America Inc.	469	10,773
General Electric Co.	404,407	8,427,842
GP Strategies Corp.(a)	50	923
Handy & Harman Ltd.(a)	22	297
Harsco Corp.	3,080	62,770
Illinois Tool Works Inc.	911	48,183
Ingersoll-Rand PLC	2,054	86,638
ITT Corp.	2,693	47,397
Leggett & Platt Inc.	5,359	113,236
LSB Industries Inc.(a)	306	9,458
Lydall Inc.(a)(b)	659	8,910
Movado Group Inc.	605	15,137
NL Industries Inc.	256	3,192
Parker Hannifin Corp.	3,174	244,017
Pentair Inc.	3,784	144,852
PMFG Inc.(a)	801	6,256
SPX Corp.	1,350	88,182
Standex International Corp.	350	14,899
STR Holdings Inc.(a)	1,154	5,262
Textron Inc.	10,044	249,794
Tredegar Corp.	910	13,250
TriMas Corp.(a)	100	2,010
Trinity Industries Inc.	3,036	75,839

		12,233,259

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

MEDIA—2.94%
Beasley Broadcast Group Inc. Class A(a)	253	1,490
Belo Corp. Class A	2,256	14,529
Cablevision NY Group Class A	6,837	90,864
CBS Corp. Class B NVS	20,552	673,695
Central European Media Enterprises Ltd. Class A(a)	1,398	7,102
Comcast Corp. Class A	53,722	1,717,492
Courier Corp.	394	5,220
Crown Media Holdings Inc. Class A(a)(b)	1,072	1,876
Cumulus Media Inc. Class A(a)(b)	2,165	6,517
Daily Journal Corp.(a)	38	3,260
Demand Media Inc.(a)	298	3,338
Dial Global Inc.(a)(b)	192	637
Digital Generation Inc.(a)(b)	1,058	13,087
DISH Network Corp. Class A	1,708	48,763
Dolan Co. (The)(a)(b)	1,161	7,814
E.W. Scripps Co. (The) Class A(a)	1,155	11,100
Entercom Communications Corp. Class A(a)(b)	927	5,581
Entravision Communications Corp. Class A	1,984	2,401
Fisher Communications Inc.(a)(b)	339	10,139
Gannett Co. Inc.	8,975	132,202
John Wiley & Sons Inc. Class A	1,018	49,872
Journal Communications Inc. Class A(a)(b)	1,656	8,545
Liberty Media Corp. Series A(a)	3,877	340,827
Lin TV Corp. Class A(a)	1,078	3,256
Martha Stewart Living Omnimedia Inc. Class A	1,041	3,539
McClatchy Co. (The) Class A(a)(b)	2,207	4,855
Meredith Corp.(b)	1,383	44,173
New York Times Co. (The) Class A(a)(b)	5,200	40,560
News Corp. Class A NVS	52,411	1,168,241
Nexstar Broadcasting Group Inc.(a)	313	2,110
Nielsen Holdings NV(a)	3,491	91,534
Outdoor Channel Holdings Inc.	304	2,222
Saga Communications Inc. Class A(a)(b)	139	5,158
Salem Communications Corp. Class A	398	2,177
Scholastic Corp.	990	27,878
Sinclair Broadcast Group Inc. Class A	1,787	16,190
Thomson Reuters Corp.	14,185	403,563
Time Warner Inc.	36,654	1,411,179
Value Line Inc.	7	83
Walt Disney Co. (The)	43,120	2,091,320
Washington Post Co. (The) Class B	163	60,933
World Wrestling Entertainment Inc. Class A	137	1,071

		8,536,393
METAL FABRICATE & HARDWARE—0.13%
A.M. Castle & Co.(a)(b)	638	6,776
Ampco-Pittsburgh Corp.	293	5,371
CIRCOR International Inc.	618	21,068
Dynamic Materials Corp.	331	5,736
Eastern Co. (The)	241	3,892
Furmanite Corp.(a)(b)	1,437	6,984
Haynes International Inc.	71	3,617
Kaydon Corp.	1,223	26,160
L.B. Foster Co. Class A	361	10,328
Mueller Industries Inc.	867	36,925
Mueller Water Products Inc. Class A	2,071	7,166
NN Inc.(a)	657	6,708
Northwest Pipe Co.(a)(b)	357	8,661
Olympic Steel Inc.	357	5,862
Rexnord Corp.(a)	864	17,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

RTI International Metals Inc.(a)	1,161	26,273
Timken Co. (The)	3,046	139,476
Worthington Industries Inc.	2,000	40,940

		379,257
MINING—1.09%
Alcoa Inc.	40,752	356,580
AMCOL International Corp.	58	1,642
Century Aluminum Co.(a)	1,975	14,477
Coeur d’Alene Mines Corp.(a)	2,022	35,506
Freeport-McMoRan Copper & Gold Inc.	36,202	1,233,402
General Moly Inc.(a)(b)	2,190	6,877
Globe Specialty Metals Inc.	2,189	29,398
Gold Reserve Inc.(a)	1,764	6,156
Golden Minerals Co.(a)(b)	1,107	4,992
Golden Star Resources Ltd.(a)(b)	9,891	11,473
Hecla Mining Co.	10,913	51,837
Horsehead Holding Corp.(a)(b)	1,583	15,767
Kaiser Aluminum Corp.	738	38,258
Materion Corp.	720	16,582
McEwen Mining Inc.(a)(b)	7,553	22,734
Molycorp Inc.(a)(b)	1,881	40,535
Newmont Mining Corp.	18,711	907,671
Revett Minerals Inc.(a)	991	3,260
Southern Copper Corp.	1,564	49,282
Stillwater Mining Co.(a)	4,429	37,824
Tahoe Resources Inc.(a)	2,403	33,378
Titanium Metals Corp.	3,064	34,654
United States Lime & Minerals Inc.(a)	4	187
Uranium Energy Corp.(a)(b)	1,744	3,994
Vista Gold Corp.(a)(b)	2,292	6,670
Vulcan Materials Co.	4,943	196,286

		3,159,422
MULTI-NATIONAL—0.01%
Banco Latinoamericano de Comercio Exterior SA Class E	1,067	22,866

		22,866
OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.(b)	2,486	37,216
Xerox Corp.	51,490	405,226

		442,442
OFFICE FURNISHINGS—0.01%
CompX International Inc.	37	466
HNI Corp.	96	2,472
Knoll Inc.	562	7,542
Steelcase Inc. Class A	2,503	22,602

		33,082
OIL & GAS—14.00%
Adams Resources & Energy Inc.	82	3,437
Alon USA Energy Inc.	100	846
Anadarko Petroleum Corp.	19,055	1,261,441
Apache Corp.	14,908	1,310,264
ATP Oil & Gas Corp.(a)(b)	1,582	5,347
Atwood Oceanics Inc.(a)	1,491	56,419
Bill Barrett Corp.(a)(b)	1,842	39,456

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Bonanza Creek Energy Inc.(a)(b)	325	5,405
BPZ Resources Inc.(a)(b)	2,902	7,342
Callon Petroleum Co.(a)(b)	1,522	6,484
Carrizo Oil & Gas Inc.(a)	212	4,984
Cheniere Energy Inc.(a)	2,470	36,408
Chesapeake Energy Corp.	25,307	470,710
Chevron Corp.	75,294	7,943,517
Cimarex Energy Co.	3,276	180,573
Clayton Williams Energy Inc.(a)(b)	205	9,918
Cobalt International Energy Inc.(a)	411	9,659
Comstock Resources Inc.(a)(b)	1,820	29,884
ConocoPhillips	48,263	2,696,936
Contango Oil & Gas Co.(a)	42	2,486
CREDO Petroleum Corp.(a)	105	1,519
Crimson Exploration Inc.(a)(b)	834	3,828
CVR Energy Inc.(a)	205	5,449
Delek US Holdings Inc.	653	11,486
Denbury Resources Inc.(a)	14,929	225,577
Devon Energy Corp.	15,422	894,322
Diamond Offshore Drilling Inc.	2,630	155,512
Endeavour International Corp.(a)(b)	96	806
Energen Corp.	2,755	124,333
Energy Partners Ltd.(a)	1,018	17,204
Energy XXI (Bermuda) Ltd.	822	25,720
EQT Corp.	5,030	269,759
EXCO Resources Inc.(b)	4,744	36,007
Exxon Mobil Corp.	178,484	15,272,876
Forest Oil Corp.(a)	4,509	33,051
Gastar Exploration Ltd.(a)	2,222	4,288
Gulfport Energy Corp.(a)	1,415	29,191
Halcon Resources Corp.(a)(b)	536	5,060
Harvest Natural Resources Inc.(a)(b)	1,402	11,987
Helmerich & Payne Inc.	2,820	122,614
Hercules Offshore Inc.(a)(b)	6,071	21,491
Hess Corp.	11,629	505,280
HollyFrontier Corp.	7,903	280,003
Laredo Petroleum Holdings Inc.(a)	59	1,227
Magnum Hunter Resources Corp.(a)(b)	3,668	15,332
Marathon Oil Corp.	26,945	688,984
Marathon Petroleum Corp.	13,017	584,724
Matador Resources Co.(a)	71	763
McMoRan Exploration Co.(a)(b)	3,882	49,185
Midstates Petroleum Co. Inc.(a)	503	4,884
Miller Energy Resources Inc.(a)(b)	1,190	5,950
Murphy Oil Corp.	7,420	373,152
Nabors Industries Ltd.(a)	11,090	159,696
Newfield Exploration Co.(a)	5,153	151,034
Noble Energy Inc.	5,284	448,189
Occidental Petroleum Corp.	30,956	2,655,096
Parker Drilling Co.(a)(b)	4,460	20,115
Patterson-UTI Energy Inc.	5,969	86,909
PDC Energy Inc.(a)	1,109	27,193
Penn Virginia Corp.	1,746	12,816
PetroCorp Inc. Escrow(a)(d)	190	—
PetroQuest Energy Inc.(a)(b)	2,175	10,875
Phillips 66(a)	23,845	792,608
Pioneer Natural Resources Co.	775	68,363
Plains Exploration & Production Co.(a)	4,924	173,226
QEP Resources Inc.	6,818	204,336
Quicksilver Resources Inc.(a)(b)	4,611	24,992
Resolute Energy Corp.(a)	1,851	17,714
Rex Energy Corp.(a)(b)	1,655	18,553
Rowan Companies PLC(a)	4,746	153,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

SandRidge Energy Inc.(a)	18,709	125,163
SM Energy Co.	409	20,086
Southwestern Energy Co.(a)	8,726	278,621
Stone Energy Corp.(a)	1,893	47,969
Sunoco Inc.	531	25,223
Swift Energy Co.(a)(b)	1,600	29,776
Synergy Resources Corp.(a)	1,442	4,441
Tesoro Corp.(a)	5,361	133,811
Triangle Petroleum Corp.(a)(b)	1,702	9,497
Ultra Petroleum Corp.(a)(b)	5,845	134,844
Unit Corp.(a)	1,857	68,505
Valero Energy Corp.	21,122	510,096
Vantage Drilling Co.(a)(b)	6,722	10,083
Voyager Oil & Gas Inc.(a)(b)	1,871	3,293
W&T Offshore Inc.	1,238	18,941
Warren Resources Inc.(a)(b)	2,307	5,537
Western Refining Inc.	898	19,998
Whiting Petroleum Corp.(a)	3,857	158,600
WPX Energy Inc.(a)	7,622	123,324
ZaZa Energy Corp.(a)	528	2,387

		40,618,428
OIL & GAS SERVICES—0.97%
Baker Hughes Inc.	16,715	686,986
Basic Energy Services Inc.(a)	1,185	12,229
Bolt Technology Corp.	332	4,983
C&J Energy Services Inc.(a)(b)	1,184	21,904
Cal Dive International Inc.(a)(b)	3,694	10,713
Cameron International Corp.(a)	2,183	93,236
Dawson Geophysical Co.(a)	306	7,289
Edgen Group Inc.(a)	437	3,286
Exterran Holdings Inc.(a)(b)	2,439	31,097
Forbes Energy Services Ltd.(a)	576	2,707
Gulf Island Fabrication Inc.	552	15,572
Halliburton Co.	23,963	680,310
Helix Energy Solutions Group Inc.(a)(b)	4,035	66,214
Hornbeck Offshore Services Inc.(a)	1,351	52,392
Key Energy Services Inc.(a)	5,776	43,898
Matrix Service Co.(a)	730	8,285
Mitcham Industries Inc.(a)	207	3,513
National Oilwell Varco Inc.	12,547	808,529
Natural Gas Services Group Inc.(a)(b)	473	7,010
Newpark Resources Inc.(a)(b)	3,469	20,467
Oil States International Inc.(a)	270	17,874
Pioneer Drilling Co.(a)	1,882	15,000
RPC Inc.(b)	302	3,591
SEACOR Holdings Inc.(a)	444	39,685
Superior Energy Services Inc.(a)	6,022	121,825
Tesco Corp.(a)	1,165	13,980
TETRA Technologies Inc.(a)	2,973	21,197
Union Drilling Inc.(a)	556	2,491
Willbros Group Inc.(a)	1,207	7,797

		2,824,060
PACKAGING & CONTAINERS—0.26%
Bemis Co. Inc.	3,938	123,417
Crown Holdings Inc.(a)(b)	4,325	149,169
Graphic Packaging Holding Co.(a)(b)	6,410	35,255
Greif Inc. Class A	1,198	49,118
Owens-Illinois Inc.(a)	1,637	31,381
Packaging Corp. of America	306	8,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Rock-Tenn Co. Class A	2,391	130,429
Sealed Air Corp.	7,381	113,963
Sonoco Products Co.	3,842	115,836
UFP Technologies Inc.(a)	214	3,617

		760,827
PHARMACEUTICALS—6.75%
Abbott Laboratories	3,126	201,533
Allos Therapeutics Inc.(a)	581	1,040
AVANIR Pharmaceuticals Inc. Class A(a)(b)	487	1,909
BioScrip Inc.(a)(b)	1,228	9,124
Bristol-Myers Squibb Co.	5,936	213,399
Cardinal Health Inc.	6,082	255,444
Cornerstone Therapeutics Inc.(a)(b)	292	1,848
Cumberland Pharmaceuticals Inc.(a)(b)	247	1,596
Cytori Therapeutics Inc.(a)(b)	498	1,345
DENTSPLY International Inc.	3,000	113,430
Derma Sciences Inc.(a)	342	3,256
Eli Lilly and Co.	24,856	1,066,571
Endo Health Solutions Inc.(a)	1,663	51,520
Forest Laboratories Inc.(a)	10,150	355,149
Hi-Tech Pharmacal Co. Inc.(a)	225	7,290
Idenix Pharmaceuticals Inc.(a)(b)	329	3,389
Johnson & Johnson	81,238	5,488,439
Lannett Co. Inc.(a)	448	1,900
Merck & Co. Inc.	116,090	4,846,757
Mylan Inc.(a)	1,325	28,315
Nature’s Sunshine Products Inc.	174	2,627
Nektar Therapeutics(a)(b)	1,267	10,225
Nutraceutical International Corp.(a)	357	5,444
Omega Protein Corp.(a)	670	4,931
Omnicare Inc.	4,316	134,789
Par Pharmaceutical Companies Inc.(a)	336	12,143
Patterson Companies Inc.	256	8,824
Pfizer Inc.	285,809	6,573,607
PharMerica Corp.(a)	1,125	12,285
Rigel Pharmaceuticals Inc.(a)	446	4,148
Supernus Pharmaceuticals Inc.(a)	131	1,226
Targacept Inc.(a)(b)	1,054	4,532
VCA Antech Inc.(a)(b)	3,368	74,029
ViroPharma Inc.(a)	2,663	63,113
XenoPort Inc.(a)	241	1,456

		19,566,633
PIPELINES—0.27%
Crosstex Energy Inc.	163	2,282
SemGroup Corp. Class A(a)(b)	1,594	50,896
Spectra Energy Corp.	24,884	723,129

		776,307
REAL ESTATE—0.12%
AV Homes Inc.(a)(b)	349	5,088
Consolidated-Tomoka Land Co.	162	4,662
Forest City Enterprises Inc. Class A(a)	5,361	78,271
Forestar Group Inc.(a)(b)	1,354	17,345
HFF Inc. Class A(a)	188	2,621
Howard Hughes Corp. (The)(a)	1,049	64,660
Jones Lang LaSalle Inc.	1,672	117,659
Kennedy-Wilson Holdings Inc.	1,345	18,843
Sovran Self Storage Inc.(b)	97	4,859

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

St. Joe Co. (The)(a)	2,197	34,735
Thomas Properties Group Inc.	1,242	6,756

		355,499
REAL ESTATE INVESTMENT TRUSTS—4.81%
AG Mortgage Investment Trust Inc.	607	13,044
Agree Realty Corp.	442	9,781
Alexandria Real Estate Equities Inc.	2,372	172,492
American Assets Trust Inc.	1,265	30,676
American Campus Communities Inc.	2,573	115,734
American Capital Agency Corp.	11,461	385,204
American Capital Mortgage Investment Corp.	1,388	33,145
Annaly Capital Management Inc.	37,171	623,729
Anworth Mortgage Asset Corp.(b)	5,172	36,463
Apartment Investment and Management Co. Class A	1,459	39,437
Apollo Commercial Real Estate Finance Inc.	666	10,703
Apollo Residential Mortgage Inc.	837	16,137
Ares Commercial Real Estate Corp.	298	5,209
ARMOUR Residential REIT Inc.	6,679	47,488
Ashford Hospitality Trust Inc.	1,964	16,557
Associated Estates Realty Corp.	911	13,619
AvalonBay Communities Inc.	3,643	515,412
BioMed Realty Trust Inc.	5,889	110,007
Boston Properties Inc.	4,757	515,516
Brandywine Realty Trust	5,479	67,611
BRE Properties Inc. Class A	2,098	104,942
Camden Property Trust	757	51,226
Campus Crest Communities Inc.	1,170	12,156
CapLease Inc.(b)	2,603	10,802
Capstead Mortgage Corp.	3,613	50,257
CBL & Associates Properties Inc.	5,681	111,007
Cedar Realty Trust Inc.(b)	2,129	10,751
Chatham Lodging Trust	530	7,568
Chesapeake Lodging Trust	1,229	21,163
Chimera Investment Corp.	39,240	92,606
Colonial Properties Trust	3,336	73,859
Colony Financial Inc.	1,262	21,833
CommonWealth REIT	3,151	60,247
CoreSite Realty Corp.	394	10,173
Corporate Office Properties Trust	2,755	64,770
Cousins Properties Inc.	3,484	27,001
CreXus Investment Corp.	2,564	26,076
CubeSmart	4,704	54,896
CYS Investments Inc.	4,419	60,850
DCT Industrial Trust Inc.	9,405	59,252
DDR Corp.	8,360	122,390
DiamondRock Hospitality Co.	6,400	65,280
Douglas Emmett Inc.	5,334	123,215
Duke Realty Corp.	10,178	149,006
DuPont Fabros Technology Inc.(b)	1,239	35,386
Dynex Capital Inc.	2,095	21,746
EastGroup Properties Inc.	68	3,624
Education Realty Trust Inc.(b)	3,551	39,345
Entertainment Properties Trust(b)	1,788	73,505
Equity Lifestyle Properties, Inc.	274	18,898
Equity One Inc.	2,123	45,008
Equity Residential	10,578	659,644
Excel Trust Inc.	1,273	15,225
Extra Space Storage Inc.	1,471	45,013
Federal Realty Investment Trust	525	54,647
FelCor Lodging Trust Inc.(a)	1,913	8,991
First Industrial Realty Trust Inc.(a)(b)	3,430	43,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

First Potomac Realty Trust	1,917	22,563
Franklin Street Properties Corp.(b)	2,701	28,577
General Growth Properties Inc.(b)	20,173	364,930
Getty Realty Corp.(b)	983	18,824
Gladstone Commercial Corp.(b)	422	7,031
Glimcher Realty Trust	531	5,427
Government Properties Income Trust(b)	1,389	31,419
Gramercy Capital Corp.(a)(b)	1,777	4,443
Hatteras Financial Corp.	3,746	107,136
HCP Inc.	14,905	658,056
Health Care REIT Inc.	8,169	476,253
Healthcare Realty Trust Inc.(b)	2,978	70,996
Hersha Hospitality Trust(b)	6,456	34,088
Highwoods Properties Inc.	530	17,835
Home Properties Inc.	867	53,199
Hospitality Properties Trust(b)	4,720	116,914
Host Hotels & Resorts Inc.	27,482	434,765
Hudson Pacific Properties Inc.	1,373	23,904
Inland Real Estate Corp.	1,599	13,400
Invesco Mortgage Capital Inc.	4,408	80,843
Investors Real Estate Trust(b)	3,281	25,920
iStar Financial Inc.(a)	3,199	20,634
Kilroy Realty Corp.	2,412	116,765
Kimco Realty Corp.	15,546	295,840
Kite Realty Group Trust(b)	2,112	10,539
LaSalle Hotel Properties	3,260	94,996
Lexington Realty Trust(b)	4,471	37,869
Liberty Property Trust(b)	3,957	145,776
LTC Properties Inc.(b)	906	32,870
Macerich Co. (The)	5,066	299,147
Mack-Cali Realty Corp.	3,331	96,832
Medical Properties Trust Inc.(b)	5,192	49,947
MFA Financial Inc.	13,635	107,580
Mid-America Apartment Communities Inc.	88	6,005
Mission West Properties Inc.(b)	681	5,870
Monmouth Real Estate Investment Corp. Class A	848	9,939
National Retail Properties Inc.	4,094	115,819
New York Mortgage Trust Inc.	671	4,737
NorthStar Realty Finance Corp.(b)	4,954	25,860
One Liberty Properties Inc.(b)	422	7,946
Parkway Properties Inc.	603	6,898
Pebblebrook Hotel Trust	2,012	46,900
Pennsylvania Real Estate Investment Trust(b)	2,134	31,967
PennyMac Mortgage Investment Trust(c)	1,540	30,384
Piedmont Office Realty Trust Inc. Class A	6,598	113,552
Post Properties Inc.	1,217	59,572
Potlatch Corp.(b)	571	18,238
Prologis Inc.	17,590	584,516
PS Business Parks Inc.	120	8,126
RAIT Financial Trust(b)	1,972	9,111
Ramco-Gershenson Properties Trust	1,688	21,218
Rayonier Inc.	974	43,733
Realty Income Corp.(b)	5,096	212,860
Redwood Trust Inc.(b)	3,004	37,490
Regency Centers Corp.	1,367	65,028
Resource Capital Corp.(b)	3,265	17,402
Retail Opportunity Investments Corp.	1,918	23,131
Retail Properties of America Inc. Class A	3,257	31,658
RLJ Lodging Trust	4,080	73,970
Rouse Properties Inc.(a)(b)	813	11,016
Sabra Healthcare REIT Inc.	1,419	24,279
Select Income REIT(a)	354	8,411
Senior Housing Properties Trust	6,214	138,697

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Simon Property Group Inc.	1,842	286,726
SL Green Realty Corp.	3,424	274,742
STAG Industrial Inc.	918	13,384
Starwood Property Trust Inc.	4,403	93,828
Strategic Hotels & Resorts Inc.(a)	1,054	6,809
Summit Hotel Properties Inc.	1,189	9,952
Sunstone Hotel Investors Inc.(a)	4,531	49,796
Taubman Centers Inc.	1,547	119,367
Terreno Realty Corp.	529	7,993
Two Harbors Investment Corp.	8,103	83,947
UDR Inc.	9,453	244,266
UMH Properties Inc.	410	4,399
Universal Health Realty Income Trust	172	7,143
Urstadt Biddle Properties Inc. Class A	207	4,092
Ventas Inc.	11,019	695,519
Vornado Realty Trust	7,093	595,670
Washington Real Estate Investment Trust	1,732	49,275
Weingarten Realty Investors(b)	4,630	121,954
Western Asset Mortgage Capital Corp.(a)	309	6,022
Weyerhaeuser Co.	13,962	312,190
Whitestone REIT Class B	404	5,579
Winthrop Realty Trust	1,077	13,096

		13,939,009
RETAIL—3.43%
Abercrombie & Fitch Co. Class A	3,243	110,716
American Eagle Outfitters Inc.	1,676	33,067
Asbury Automotive Group Inc.(a)	120	2,843
AutoNation Inc.(a)(b)	625	22,050
Barnes & Noble Inc.(a)(b)	992	16,328
bebe stores inc.	1,203	7,062
Benihana Inc.	273	4,398
Best Buy Co. Inc.	10,288	215,636
Big 5 Sporting Goods Corp.	609	4,604
Biglari Holdings Inc.(a)	40	15,456
Bob Evans Farms Inc.	961	38,632
Bon-Ton Stores Inc. (The)(b)	474	3,702
Brown Shoe Co. Inc.	1,603	20,695
Cabela’s Inc.(a)	165	6,239
CarMax Inc.(a)	7,131	184,978
Carrols Restaurant Group Inc.(a)	257	1,527
Cash America International Inc.	655	28,846
Casual Male Retail Group Inc.(a)(b)	1,610	5,844
Chico’s FAS Inc.	1,908	28,315
Children’s Place Retail Stores Inc. (The)(a)	576	28,702
Citi Trends Inc.(a)(b)	477	7,365
Conn’s Inc.(a)	507	7,504
CVS Caremark Corp.	39,040	1,824,339
Denny’s Corp.(a)	700	3,108
Destination Maternity Corp.	289	6,242
Dillard’s Inc. Class A	1,125	71,640
DSW Inc. Class A	89	4,842
Einstein Noah Restaurant Group Inc.	32	562
EZCORP Inc. Class A NVS(a)	574	13,466
Fifth & Pacific Companies Inc.(a)	3,928	42,147
Finish Line Inc. (The) Class A	1,205	25,197
Foot Locker Inc.	4,607	140,882
Fred’s Inc. Class A	1,406	21,498
Frisch’s Restaurants Inc.	122	3,457
GameStop Corp. Class A(b)	5,041	92,553
Group 1 Automotive Inc.	877	40,000
Guess? Inc.	2,477	75,226

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Haverty Furniture Companies Inc.	719	8,031
hhgregg Inc.(a)(b)	516	5,836
J.C. Penney Co. Inc.	6,096	142,098
Jack in the Box Inc.(a)	324	9,033
Jos. A. Bank Clothiers Inc.(a)	77	3,269
Kenneth Cole Productions Inc. Class A(a)(b)	195	2,935
Kirkland’s Inc.(a)(b)	534	6,008
Kohl’s Corp.	8,654	393,670
Krispy Kreme Doughnuts Inc.(a)	2,281	14,576
Lithia Motors Inc. Class A	844	19,454
Lowe’s Companies Inc.	39,739	1,130,177
Luby’s Inc.(a)(b)	720	4,824
Macy’s Inc.	13,702	470,664
MarineMax Inc.(a)	728	6,923
Men’s Wearhouse Inc. (The)	1,538	43,279
New York & Co. Inc.(a)	395	1,375
Office Depot Inc.(a)	10,619	22,937
OfficeMax Inc.(a)	3,285	16,622
Orchard Supply Hardware Stores Corp. Class A(a)(b)	71	1,181
Pantry Inc. (The)(a)(b)	815	11,980
PC Connection Inc.	357	3,791
Penske Automotive Group Inc.	1,203	25,552
Pep Boys—Manny, Moe & Jack (The)	2,017	19,968
Perfumania Holdings Inc.(a)	202	1,675
PVH Corp.	207	16,103
RadioShack Corp.(b)	3,822	14,676
Red Robin Gourmet Burgers Inc.(a)	313	9,550
Regis Corp.	2,198	39,476
Rite Aid Corp.(a)(b)	23,098	32,337
Ruby Tuesday Inc.(a)	2,492	16,971
Rush Enterprises Inc. Class A(a)(b)	1,254	20,503
Saks Inc.(a)(b)	4,196	44,687
Sally Beauty Holdings Inc.(a)	375	9,653
Sears Holdings Corp.(a)(b)	1,382	82,505
Shoe Carnival Inc.	529	11,368
Signet Jewelers Ltd.(b)	3,251	143,077
Sonic Automotive Inc. Class A	1,537	21,011
Sonic Corp.(a)	456	4,569
Stage Stores Inc.	1,192	21,837
Staples Inc.	26,329	343,593
Stein Mart Inc.(a)	1,052	8,363
Steinway Musical Instruments Inc.(a)(b)	251	6,150
Susser Holdings Corp.(a)	245	9,107
Systemax Inc.(a)(b)	390	4,610
Talbots Inc. (The)(a)(b)	1,175	2,961
Target Corp.	23,835	1,386,959
Tiffany & Co.	776	41,089
Tuesday Morning Corp.(a)(b)	1,651	7,083
Wal-Mart Stores Inc.	13,602	948,331
Walgreen Co.	32,907	973,389
Wendy’s Co. (The)	10,702	50,513
West Marine Inc.(a)	556	6,533
Wet Seal Inc. Class A(a)	3,470	10,965
Williams-Sonoma Inc.	1,483	51,861
World Fuel Services Corp.	1,869	71,078

		9,936,434
SAVINGS & LOANS—0.43%
Astoria Financial Corp.	3,326	32,595
Bank Mutual Corp.	1,807	7,969
BankFinancial Corp.	784	5,904
BankUnited Inc.	1,341	31,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Beneficial Mutual Bancorp Inc.(a)(b)	1,092	9,424
Berkshire Hills Bancorp Inc.	865	19,030
BofI Holding Inc.(a)	322	6,363
Brookline Bancorp Inc.	2,601	23,019
BSB Bancorp Inc.(a)	318	4,055
Cape Bancorp Inc.(a)(b)	437	3,631
Capitol Federal Financial Inc.	6,264	74,416
Charter Financial Corp.	260	2,522
Clifton Savings Bancorp Inc.(b)	292	3,040
Dime Community Bancshares Inc.	1,193	15,855
ESB Financial Corp.	358	4,726
ESSA Bancorp Inc.	287	3,100
EverBank Financial Corp.(a)	859	9,337
First Defiance Financial Corp.	370	6,334
First Financial Holdings Inc.	640	6,861
First Financial Northwest Inc.(a)	619	5,026
First Niagara Financial Group Inc.	13,440	102,816
First PacTrust Bancorp Inc.	388	4,602
Flushing Financial Corp.	1,202	16,383
Fox Chase Bancorp Inc.	447	6,455
Heritage Financial Group Inc.	301	3,874
Hingham Institution for Savings	46	2,782
Home Bancorp Inc.(a)	265	4,539
Home Federal Bancorp Inc.	649	6,814
HomeStreet Inc.(a)	176	5,630
Hudson City Bancorp Inc.	20,188	128,598
Investors Bancorp Inc.(a)	1,405	21,201
Kaiser Federal Financial Group Inc.	350	5,173
Kearny Financial Corp.	508	4,923
Meridian Interstate Bancorp Inc.(a)	337	4,691
NASB Financial Inc.(a)	163	3,236
New York Community Bancorp Inc.	16,776	210,203
Northfield Bancorp Inc.	539	7,659
Northwest Bancshares Inc.	3,767	44,112
OceanFirst Financial Corp.	558	8,013
Oritani Financial Corp.	1,131	16,275
People’s United Financial Inc.	10,646	123,600
Peoples Federal Bancshares Inc.(a)	237	3,958
Provident Financial Holdings Inc.	377	4,347
Provident Financial Services Inc.	2,298	35,274
Provident New York Bancorp	1,255	9,525
Rockville Financial Inc.	1,131	13,086
Roma Financial Corp.	304	2,590
SI Financial Group Inc.	409	4,703
Territorial Bancorp Inc.	394	8,971
TFS Financial Corp.(a)	3,052	29,147
United Financial Bancorp Inc.	617	8,872
ViewPoint Financial Group	1,235	19,315
Washington Federal Inc.	4,082	68,945
Waterstone Financial Inc.(a)	399	1,516
Westfield Financial Inc.	1,025	7,482
WSFS Financial Corp.	293	11,840

		1,235,978
SEMICONDUCTORS—2.05%
Aeroflex Holding Corp.(a)	766	4,634
Alpha & Omega Semiconductor Ltd.(a)(b)	720	6,588
Amkor Technology Inc.(a)(b)	3,043	14,850
ANADIGICS Inc.(a)(b)	2,577	4,664
Analog Devices Inc.	10,432	392,973
Applied Materials Inc.	48,976	561,265
Applied Micro Circuits Corp.(a)	2,383	13,631

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Atmel Corp.(a)(b)	15,523	104,004
ATMI Inc.(a)	1,140	23,450
Avago Technologies Ltd.	552	19,817
Axcelis Technologies Inc.(a)(b)	4,061	4,873
AXT Inc.(a)(b)	1,251	4,941
Broadcom Corp. Class A(a)	8,001	270,434
Brooks Automation Inc.	2,529	23,874
CEVA Inc.(a)(b)	220	3,874
Cohu Inc.	921	9,357
Cree Inc.(a)(b)	4,440	113,975
Cypress Semiconductor Corp.(a)	2,402	31,754
Diodes Inc.(a)	1,359	25,508
DSP Group Inc.(a)	775	4,914
Emulex Corp.(a)	3,354	24,149
Entegris Inc.(a)(b)	5,252	44,852
Entropic Communications Inc.(a)	3,377	19,046
Exar Corp.(a)	1,245	10,159
Fairchild Semiconductor International Inc.(a)(b)	4,862	68,554
First Solar Inc.(a)(b)	2,305	34,713
FormFactor Inc.(a)(b)	1,967	12,726
Freescale Semiconductor Holdings I Ltd.(a)(b)	109	1,117
FSI International Inc.(a)	1,478	5,306
GSI Technology Inc.(a)(b)	770	3,650
GT Advanced Technologies Inc.(a)	700	3,696
Inphi Corp.(a)(b)	539	5,110
Integrated Device Technology Inc.(a)(b)	5,447	30,612
Integrated Silicon Solution Inc.(a)(b)	1,022	10,312
Intel Corp.	49,375	1,315,844
International Rectifier Corp.(a)	2,642	52,814
Intersil Corp. Class A	4,875	51,919
IXYS Corp.(a)(b)	943	10,533
KLA-Tencor Corp.	6,394	314,904
Kopin Corp.(a)(b)	2,572	8,848
Lam Research Corp.(a)	5,266	198,739
Lattice Semiconductor Corp.(a)	4,524	17,055
LTX-Credence Corp.(a)(b)	1,881	12,603
Marvell Technology Group Ltd.	17,952	202,499
Mattson Technology Inc.(a)	2,269	3,971
Maxim Integrated Products Inc.	5,584	143,174
MaxLinear Inc. Class A(a)(b)	710	3,522
MEMC Electronic Materials Inc.(a)(b)	6,899	14,971
Micron Technology Inc.(a)	37,820	238,644
Mindspeed Technologies Inc.(a)(b)	1,403	3,451
MIPS Technologies Inc.(a)(b)	368	2,455
MKS Instruments Inc.	2,001	57,889
MoSys Inc.(a)	1,305	4,228
Nanometrics Inc.(a)(b)	901	13,839
NVIDIA Corp.(a)	23,647	326,802
OmniVision Technologies Inc.(a)(b)	2,005	26,787
ON Semiconductor Corp.(a)	17,357	123,235
Pericom Semiconductor Corp.(a)(b)	845	7,605
Photronics Inc.(a)(b)	2,252	13,737
PLX Technology Inc.(a)	118	749
PMC-Sierra Inc.(a)	8,872	54,474
QLogic Corp.(a)	2,815	38,537
Rambus Inc.(a)(b)	3,926	22,535
Richardson Electronics Ltd.	571	7,040
Rovi Corp.(a)	3,374	66,198
Rubicon Technology Inc.(a)(b)	656	6,691
Rudolph Technologies Inc.(a)(b)	1,208	10,534
Sigma Designs Inc.(a)(b)	1,214	7,745
Silicon Image Inc.(a)(b)	640	2,650
Silicon Laboratories Inc.(a)	133	5,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Skyworks Solutions Inc.(a)	792	21,677
Supertex Inc.(a)(b)	422	7,955
Teradyne Inc.(a)(b)	6,268	88,128
Tessera Technologies Inc.	1,962	30,156
Texas Instruments Inc.	14,340	411,415
TriQuint Semiconductor Inc.(a)	6,450	35,475
Ultra Clean Holdings Inc.(a)	899	5,781
Veeco Instruments Inc.(a)(b)	1,105	37,968

		5,944,199
SHIPBUILDING—0.03%
Huntington Ingalls Industries Inc.(a)	1,870	75,249

		75,249
SOFTWARE—0.66%
Accelrys Inc.(a)	2,115	17,110
Activision Blizzard Inc.	16,181	194,010
Actuate Corp.(a)	107	741
Acxiom Corp.(a)	2,933	44,318
Adobe Systems Inc.(a)	8,096	262,068
Akamai Technologies Inc.(a)	520	16,510
Allscripts Healthcare Solutions Inc.(a)(b)	7,299	79,778
Aspen Technology Inc.(a)	203	4,699
Audience Inc.(a)	195	3,760
Avid Technology Inc.(a)(b)	1,137	8,448
Bottomline Technologies Inc.(a)(b)	954	17,220
CA Inc.	12,783	346,291
Compuware Corp.(a)	7,887	73,270
CSG Systems International Inc.(a)	549	9,487
Digi International Inc.(a)(b)	990	10,138
Dun & Bradstreet Corp. (The)	599	42,631
Ebix Inc.(b)	269	5,367
Electronic Arts Inc.(a)	12,149	150,040
EPIQ Systems Inc.	1,119	13,708
ePocrates Inc.(a)	21	168
Fidelity National Information Services Inc.	9,584	326,623
Fiserv Inc.(a)	902	65,142
Greenway Medical Technologies(a)(b)	28	457
inContact Inc.(a)(b)	97	486
JDA Software Group Inc.(a)(b)	1,254	37,231
ManTech International Corp. Class A	889	20,865
MedAssets Inc.(a)(b)	1,489	20,027
Omnicell Inc.(a)	1,136	16,631
Pervasive Software Inc.(a)	477	3,573
Progress Software Corp.(a)	2,404	50,171
Rosetta Stone Inc.(a)	205	2,837
Sapiens International Corp.(a)	537	1,933
Schawk Inc.	450	5,715
SeaChange International Inc.(a)	1,100	9,053
SS&C Technologies Holdings Inc.(a)	963	24,075
SYNNEX Corp.(a)	1,002	34,559

		1,919,140
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)(b)	1,465	21,096
Wesco Aircraft Holdings Inc.(a)	494	6,289

		27,385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

TELECOMMUNICATIONS—5.37%
Amdocs Ltd.(a)	6,445	191,545
Anaren Inc.(a)	505	9,898
Anixter International Inc.	420	22,281
ARRIS Group Inc.(a)	3,751	52,176
AT&T Inc.	223,782	7,980,066
Aviat Networks Inc.(a)(b)	2,316	6,485
Black Box Corp.	684	19,631
Calix Inc.(a)	992	8,154
Cbeyond Inc.(a)(b)	979	6,628
CenturyLink Inc.	23,695	935,716
Ciena Corp.(a)	932	15,257
Cincinnati Bell Inc.(a)(b)	4,816	17,915
Cisco Systems Inc.	204,457	3,510,527
Clearwire Corp. Class A(a)(b)	13,438	15,051
Comtech Telecommunications Corp.	732	20,921
Consolidated Communications Holdings Inc.	202	2,990
Corning Inc.	57,863	748,169
DigitalGlobe Inc.(a)	428	6,488
EarthLink Inc.	4,055	30,169
EchoStar Corp. Class A(a)(b)	1,091	28,824
Fairpoint Communications Inc.(a)(b)	107	658
Finisar Corp.(a)	3,492	52,240
Frontier Communications Corp.(b)	38,141	146,080
GeoEye Inc.(a)	576	8,916
Globecomm Systems Inc.(a)	249	2,525
Harmonic Inc.(a)	4,507	19,200
Harris Corp.	3,055	127,852
Hawaiian Telcom Holdco Inc.(a)	395	7,706
IDT Corp. Class B	40	392
Infinera Corp.(a)(b)	420	2,873
Iridium Communications Inc.(a)(b)	1,640	14,694
JDS Uniphase Corp.(a)	8,841	97,251
Juniper Networks Inc.(a)	20,236	330,049
KVH Industries Inc.(a)	81	1,012
Leap Wireless International Inc.(a)	1,527	9,819
Level 3 Communications Inc.(a)(b)	3,016	66,804
Loral Space & Communications Inc.	24	1,616
MetroPCS Communications Inc.(a)	11,611	70,247
NeoPhotonics Corp.(a)	759	3,749
NETGEAR Inc.(a)(b)	803	27,712
Neutral Tandem Inc.(a)	1,072	14,129
NII Holdings Inc.(a)	6,568	67,191
Oclaro Inc.(a)(b)	1,928	5,861
Oplink Communications Inc.(a)	733	9,917
ORBCOMM Inc.(a)(b)	682	2,223
Plantronics Inc.	1,079	36,039
Polycom Inc.(a)	6,817	71,715
Preformed Line Products Co.	87	5,038
Premiere Global Services Inc.(a)(b)	1,468	12,317
RF Micro Devices Inc.(a)(b)	9,315	39,589
Shenandoah Telecommunications Co.	916	12,467
ShoreTel Inc.(a)	333	1,459
Sonus Networks Inc.(a)(b)	7,446	16,009
Sprint Nextel Corp.(a)	114,568	373,492
SureWest Communications	503	10,598
Sycamore Networks Inc.(a)(b)	762	11,064
Symmetricom Inc.(a)(b)	1,657	9,925
TeleNav Inc.(a)	644	3,948
Telephone & Data Systems Inc.	3,628	77,240
Tellabs Inc.	13,818	46,014
Telular Corp.	258	2,384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

TESSCO Technologies Inc.	104	2,293
United States Cellular Corp.(a)(b)	512	19,773
USA Mobility Inc.	845	10,867
Vonage Holdings Corp.(a)	5,980	12,020
Westell Technologies Inc. Class A(a)(b)	2,033	4,839
Windstream Corp.	9,124	88,138

		15,586,835
TEXTILES—0.10%
Cintas Corp.	2,314	89,343
Culp Inc.	339	3,475
G&K Services Inc. Class A	716	22,332
Mohawk Industries Inc.(a)	2,176	151,950
UniFirst Corp.	544	34,680

		301,780
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.	429	14,530
JAKKS Pacific Inc.	958	15,337
Mattel Inc.	2,940	95,374

		125,241
TRANSPORTATION—1.05%
Air Transport Services Group Inc.(a)(b)	2,056	10,691
Alexander & Baldwin Holdings Inc.	1,499	79,822
Arkansas Best Corp.	972	12,247
Atlas Air Worldwide Holdings Inc.(a)(b)	1,004	43,684
Bristow Group Inc.	1,366	55,555
CAI International Inc.(a)(b)	298	5,924
Con-way Inc.	963	34,774
CSX Corp.	12,827	286,812
Expeditors International of Washington Inc.	781	30,264
FedEx Corp.	11,271	1,032,536
Frontline Ltd.(b)	1,974	9,001
GasLog Ltd.(a)	543	5,511
Genco Shipping & Trading Ltd.(a)(b)	915	2,791
GulfMark Offshore Inc. Class A(a)(b)	788	26,824
Heartland Express Inc.	421	6,025
International Shipholding Corp.	209	3,942
Kansas City Southern Industries Inc.	924	64,273
Kirby Corp.(a)(b)	552	25,988
Knightsbridge Tankers Ltd.	836	6,805
Marten Transport Ltd.	598	12,713
Nordic American Tankers Ltd.(b)	2,062	27,981
Norfolk Southern Corp.	12,424	891,670
Overseas Shipholding Group Inc.(b)	871	9,677
Pacer International Inc.(a)(b)	1,202	6,515
Patriot Transportation Holding Inc.(a)(b)	233	5,483
PHI Inc.(a)(b)	438	12,181
Quality Distribution Inc.(a)	506	5,612
RailAmerica Inc.(a)	95	2,299
Rand Logistics Inc.(a)	649	5,517
Roadrunner Transportation Systems Inc.(a)	231	3,902
Ryder System Inc.	1,958	70,508
Saia Inc.(a)(b)	498	10,901
Scorpio Tankers Inc.(a)	1,297	8,288
Ship Finance International Ltd.	1,718	26,852
Teekay Corp.	1,386	40,582
Teekay Tankers Ltd. Class A	2,420	11,035
Tidewater Inc.	1,959	90,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

Universal Truckload Services Inc.	212	3,207
UTi Worldwide Inc.	3,961	57,870
Werner Enterprises Inc.	234	5,590

		3,052,671
TRUCKING & LEASING—0.05%
AMERCO	331	29,780
GATX Corp.	1,775	68,337
Greenbrier Companies Inc. (The)(a)	877	15,418
TAL International Group Inc.	557	18,654
Willis Lease Finance Corp.(a)	213	2,624

		134,813
VENTURE CAPITAL—0.01%
Fidus Investment Corp.	364	5,522
GSV Capital Corp.(a)	744	6,919
Harris & Harris Group Inc.(a)(b)	1,193	4,534
Hercules Technology Growth Capital Inc.	1,898	21,523

		38,498
WATER—0.15%
American States Water Co.	644	25,489
American Water Works Co. Inc.	6,732	230,773
Aqua America Inc.	4,713	117,636
Artesian Resources Corp. Class A	312	6,720
California Water Service Group	799	14,758
Connecticut Water Service Inc.	116	3,362
Consolidated Water Co. Ltd.	559	4,634
Middlesex Water Co.	598	11,362
PICO Holdings Inc.(a)(b)	871	19,519
SJW Corp.	370	8,884
York Water Co. (The)	120	2,147

		445,284

TOTAL COMMON STOCKS
(Cost: $340,813,649)		289,501,057

INVESTMENT COMPANIES—0.00%

CLOSED-END FUNDS—0.00%
Firsthand Technology Value Fund Inc.(a)	330	5,828

		5,828

TOTAL INVESTMENT COMPANIES
(Cost: $6,273)		5,828

SHORT-TERM INVESTMENTS—3.03%

MONEY MARKET FUNDS—3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	6,476,089	6,476,089
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	457,135	457,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	1,863,005	1,863,005

		8,796,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,796,229)		8,796,229

TOTAL INVESTMENTS IN SECURITIES—102.83%
(Cost: $349,616,151)		298,303,114
Other Assets, Less Liabilities—(2.83)%		(8,211,238)

NET ASSETS—100.00%		$290,091,876

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.72%

ADVERTISING—0.20%
Marchex Inc. Class B	44,920	$162,161
MDC Partners Inc.	49,163	557,509
Valuevision Media Inc. Class A(a)	78,964	164,245

		883,915
AEROSPACE & DEFENSE—0.68%
API Technologies Corp.(a)	60,694	223,354
Astronics Corp.(a)	19,998	564,743
Breeze-Eastern Corp.(a)	10,692	66,825
CPI Aerostructures Inc.(a)(b)	12,520	137,720
Ducommun Inc.(a)	20,633	202,410
EDAC Technologies Corp.(a)	8,972	101,204
Erickson Air-Crane Inc.(a)	10,070	69,282
GenCorp Inc.(a)(b)	112,611	733,098
Innovative Solutions and Support Inc.(a)	26,660	87,711
Kratos Defense & Security Solutions Inc.(a)(b)	74,636	435,874
LMI Aerospace Inc.(a)(b)	17,034	296,051
SIFCO Industries Inc.	6,042	138,845

		3,057,117
AGRICULTURE—0.35%
Alico Inc.	7,990	244,015
Alliance One International Inc.(a)(b)	170,311	589,276
Cadiz Inc.(a)(b)	27,294	196,790
Griffin Land & Nurseries Inc.	2,412	67,512
Limoneira Co.(b)	17,958	291,279
MGP Ingredients Inc.	22,169	71,162
S&W Seed Co.(a)	17,001	89,935

		1,549,969
AIRLINES—0.25%
Hawaiian Holdings Inc.(a)(b)	94,314	613,984
Republic Airways Holdings Inc.(a)(b)	90,749	503,657

		1,117,641
APPAREL—0.59%
Cherokee Inc.	17,555	244,541
Delta Apparel Inc.(a)(b)	14,888	203,370
Heelys Inc.(a)	37,102	70,865
Iconix Brand Group Inc. Escrow(a)(b)(c)	21,276	2
Joe’s Jeans Inc.(a)(b)	92,590	97,219
K-Swiss Inc. Class A(a)	51,210	157,727
Lacrosse Footwear Inc.	11,361	123,721
Lakeland Industries Inc.(a)	11,527	81,496
Perry Ellis International Inc.(a)	22,114	458,865
R.G. Barry Corp.	19,171	260,534
Rocky Brands Inc.(a)	16,420	216,580
Tandy Leather Factory Inc.	17,059	90,413
Unifi Inc.(a)	27,193	308,097
Weyco Group Inc.	13,996	324,427

		2,637,857

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

AUTO MANUFACTURERS—0.19%
Wabash National Corp.(a)(b)	129,014	854,073

		854,073
AUTO PARTS & EQUIPMENT—1.35%
Accuride Corp.(a)	89,375	536,250
Amerigon Inc.(a)(b)	56,150	645,163
Commercial Vehicle Group Inc.(a)	46,556	401,313
Douglas Dynamics Inc.	42,746	609,131
Exide Technologies Inc.(a)	151,420	508,771
Fuel Systems Solutions Inc.(a)(b)	27,415	457,556
Miller Industries Inc.	22,828	363,650
Modine Manufacturing Co.(a)	88,175	611,053
Motorcar Parts of America Inc.(a)(b)	28,529	128,095
Spartan Motors Inc.	65,347	342,418
Standard Motor Products Inc.	37,457	527,395
Superior Industries International Inc.	44,339	725,829
Supreme Industries Inc. Class A(a)	25,579	100,014
Tower International Inc.(a)	11,651	122,336

		6,078,974
BANKS—11.86%
1st United Bancorp Inc.(a)(b)	65,785	408,525
Access National Corp.	18,016	236,010
Alliance Financial Corp.	12,520	429,937
American National Bankshares Inc.	18,403	433,575
American River Bankshares(a)	17,960	130,749
Ameris Bancorp(a)(b)	48,587	612,196
AmeriServ Financial Inc.(a)	66,773	188,300
Ames National Corp.	17,518	402,739
Arrow Financial Corp.	22,184	536,187
ASB Bancorp Inc.(a)	9,189	130,943
Bancorp Inc. (The)(a)	57,874	546,909
BancTrust Financial Group Inc.(a)	37,207	111,249
Bank of Commerce Holdings	37,106	151,392
Bank of Kentucky Financial Corp.	13,673	364,249
Bank of Marin Bancorp	12,642	467,880
Banner Corp.	34,952	765,798
BCB Bancorp Inc.	24,917	258,389
Berkshire Bancorp Inc.(a)(b)	13,394	117,867
Bridge Bancorp Inc.	19,671	464,039
Bridge Capital Holdings(a)	20,559	332,028
Bryn Mawr Bank Corp.	24,547	517,205
Camden National Corp.	16,101	589,619
Capital Bank Corp.(a)	30,409	69,333
Capital City Bank Group Inc.	25,632	188,908
Cardinal Financial Corp.	59,505	730,721
Cascade Bancorp(a)(b)	10,140	60,130
Cass Information Systems Inc.	17,836	717,899
Center Bancorp Inc.	30,375	341,719
CenterState Banks Inc.	61,851	442,235
Central Pacific Financial Corp.(a)(b)	41,109	580,459
Century Bancorp Inc. Class A	6,529	194,107
Citizens & Northern Corp.	26,025	495,776
Citizens Holding Co.	2,219	41,651
CNB Financial Corp.	27,842	454,103
CoBiz Financial Inc.	71,740	449,092
Community Trust Bancorp Inc.	27,934	935,510
Eagle Bancorp Inc.(a)(b)	33,583	528,932
Encore Bancshares Inc.(a)	19,336	398,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Enterprise Bancorp Inc.	12,919	211,742
Enterprise Financial Services Corp.	37,188	407,581
Farmers Capital Bank Corp.(a)	16,485	108,306
Farmers National Banc Corp.	44,312	276,064
Fidelity Southern Corp.(b)	20,967	181,155
Financial Institutions Inc.	27,930	471,458
First Bancorp (North Carolina)	32,807	291,654
First Bancorp Inc. (Maine)	21,521	365,857
First Busey Corp.	147,901	714,362
First California Financial Group Inc.(a)(b)	45,301	311,671
First Community Bancshares Inc.	33,285	480,303
First Connecticut Bancorp Inc.	37,640	508,140
First Financial Corp.	22,602	655,458
First Merchants Corp.	56,682	706,258
First of Long Island Corp. (The)	18,501	535,974
First South Bancorp Inc.(a)	25,496	103,259
First United Corp.(a)	12,398	53,435
Firstbank Corp.	9,977	99,770
FNB United Corp.(a)	18,089	234,976
Franklin Financial Corp.(a)(b)	32,857	540,498
German American Bancorp Inc.	27,863	571,192
Great Southern Bancorp Inc.	20,885	576,008
Green Bankshares Inc.(a)(b)	31,526	52,333
Guaranty Bancorp(a)(b)	150,476	317,504
Hampton Roads Bankshares Inc.(a)(b)	21,062	22,958
Hanmi Financial Corp.(a)	62,026	650,033
Heartland Financial USA Inc.	29,083	697,992
Heritage Commerce Corp.(a)	43,534	282,971
Heritage Financial Corp.	33,507	490,878
Heritage Oaks Bancorp(a)(b)	43,806	243,999
Horizon Bancorp	9,663	254,137
Hudson Valley Holding Corp.	30,639	554,566
Intervest Bancshares Corp.(a)	40,304	154,364
Lakeland Bancorp Inc.	53,513	562,957
Lakeland Financial Corp.	33,206	890,917
LNB Bancorp Inc.	28,749	189,168
Macatawa Bank Corp.(a)(b)	56,099	191,298
MainSource Financial Group Inc.	41,807	494,577
MBT Financial Corp.(a)	27,995	76,986
Mercantile Bank Corp.(a)(b)	19,703	363,520
Merchants Bancshares Inc.	11,429	314,869
Metro Bancorp Inc.(a)	30,389	365,580
MetroCorp Bancshares Inc.(a)(b)	30,604	326,545
Middleburg Financial Corp.	12,794	217,498
MidSouth Bancorp Inc.	19,710	277,517
MidWestOne Financial Group Inc.	16,600	356,900
Monarch Financial Holdings Inc.	16,930	166,761
National Bankshares Inc.	16,632	500,956
NewBridge Bancorp(a)	36,842	161,368
North Valley Bancorp(a)	14,712	194,051
Northrim BanCorp Inc.	16,680	358,453
OmniAmerican Bancorp Inc.(a)	26,079	558,873
Oriental Financial Group Inc.	77,308	856,573
Orrstown Financial Services Inc.	19,575	157,187
Pacific Continental Corp.	40,983	363,519
Pacific Mercantile Bancorp(a)(b)	25,265	174,581
Park Sterling Corp.(a)(b)	70,509	332,097
Peapack-Gladstone Financial Corp.	21,998	341,189
Penns Woods Bancorp Inc.	4,368	173,890
Peoples Bancorp Inc.	22,460	493,671
Peoples Financial Corp.	3,855	37,586
Preferred Bank(a)(b)	25,113	335,510
QCR Holdings Inc.	5,642	73,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Renasant Corp.	50,061	786,458
Republic First Bancorp Inc.(a)	44,896	93,833
S.Y. Bancorp Inc.	25,913	620,616
Sandy Spring Bancorp Inc.	47,788	860,184
SCBT Financial Corp.	29,612	1,043,823
Seacoast Banking Corp. of Florida(a)	154,887	233,879
Shore Bancshares Inc.	17,769	105,548
Sierra Bancorp	27,666	273,893
Southern Community Financial Corp.(a)	37,623	118,889
Southside Bancshares Inc.	36,187	813,484
Southwest Bancorp Inc.(a)	39,029	367,263
State Bank Financial Corp.(a)	62,965	954,549
Stellar One Corp.	46,806	584,139
Sterling Bancorp	61,893	617,692
Suffolk Bancorp(a)	21,471	278,479
Sun Bancorp Inc. (New Jersey)(a)(b)	78,378	211,621
Taylor Capital Group Inc.(a)	32,352	530,249
Tompkins Financial Corp.	18,853	710,381
TowneBank(b)	52,175	730,450
TriCo Bancshares	32,729	504,027
Union First Market Bankshares Corp.	40,793	589,459
United Community Banks Inc.(a)	79,500	681,315
United Security Bancshares(a)(b)	18,097	39,813
United Security Bancshares Inc.(a)	14,489	72,155
Univest Corp. of Pennsylvania	34,373	568,186
Virginia Commerce Bancorp Inc.(a)(b)	53,561	451,519
VIST Financial Corp.	15,378	178,692
Walker & Dunlop Inc.(a)(b)	23,391	300,574
Washington Banking Co.	33,766	469,347
Washington Trust Bancorp Inc.	29,884	728,572
West Bancorporation Inc.	35,578	338,347
West Coast Bancorp(a)(b)	36,088	709,129
Wilshire Bancorp Inc.(a)	120,238	658,904
Yadkin Valley Financial Corp.(a)	40,965	108,557

		53,194,651
BEVERAGES—0.17%
Central European Distribution Corp.(a)(b)	123,381	352,870
Coffee Holding Co. Inc.(b)	9,065	53,483
Craft Brew Alliance Inc.(a)(b)	22,899	187,314
Farmer Bros. Co.(a)	14,639	116,526
Reed’s Inc.(a)	15,490	50,343

		760,536
BIOTECHNOLOGY—4.16%
Aastrom Biosciences Inc.(a)(b)	78,498	168,771
Aegerion Pharmaceuticals Inc.(a)(b)	41,498	615,830
Affymax Inc.(a)(b)	69,239	891,798
Agenus Inc.(a)	44,445	232,892
AMAG Pharmaceuticals Inc.(a)	40,624	625,610
Apricus Biosciences Inc.(a)(b)	52,096	178,168
ArQule Inc.(a)	111,538	661,420
Astex Pharmaceuticals Inc.(a)	176,351	368,574
Athersys Inc.(a)(b)	45,085	72,587
BioCryst Pharmaceuticals Inc.(a)	93,939	373,877
Biotime Inc.(a)(b)	59,329	272,913
Cambrex Corp.(a)	56,888	535,316
Celldex Therapeutics Inc.(a)(b)	111,569	579,043
Celsion Corp.(a)(b)	65,721	201,764
Ceres Inc.(a)(b)	11,051	100,012
Chelsea Therapeutics International Ltd.(a)(b)	111,003	164,284

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Cleveland Biolabs Inc.(a)(b)	60,878	95,578
Complete Genomics Inc.(a)(b)	37,462	69,679
Coronado Biosciences Inc.(a)	27,110	136,906
Curis Inc.(a)(b)	152,167	821,702
CytRx Corp.(a)(b)	39,945	182,948
Discovery Laboratories Inc.(a)	83,544	193,822
Entremed Inc.(a)	21,468	39,501
Enzo Biochem Inc.(a)	75,773	126,541
Enzon Pharmaceuticals Inc.(a)	81,160	557,569
Exact Sciences Corp.(a)	109,248	1,171,139
Galena Biopharma Inc.(a)(b)	125,638	207,303
GenVec Inc.(a)	29,324	69,791
Geron Corp.(a)	250,131	430,225
GTx Inc.(a)(b)	49,586	175,039
Harvard Bioscience Inc.(a)	50,469	190,268
iBio Inc.(a)(b)	53,511	40,668
Immunomedics Inc.(a)(b)	128,131	457,428
Insmed Inc.(a)(b)	43,882	143,055
Ligand Pharmaceuticals Inc. Class B(a)(b)	34,140	578,332
Maxygen Inc.(a)	57,457	342,444
Nanosphere Inc.(a)	53,886	118,549
NewLink Genetics Corp.(a)(b)	24,429	365,946
Novabay Pharmaceuticals Inc.(a)(b)	52,916	66,674
Novavax Inc.(a)(b)	222,286	346,766
NuPathe Inc.(a)(b)	16,050	64,682
Omeros Corp.(a)(b)	44,146	441,460
OncoGenex Pharmaceutical Inc.(a)(b)	27,838	374,143
Oncothyreon Inc.(a)(b)	108,185	506,306
Oxygen Biotherapeutics Inc.(a)(b)	52,913	83,073
Pacific Biosciences of California Inc.(a)	67,076	145,555
PharmAthene Inc.(a)(b)	75,541	105,002
pSivida Corp.(a)(b)	37,272	86,098
Repligen Corp.(a)	60,956	262,111
RTI Biologics Inc.(a)	109,339	411,115
Sangamo BioSciences Inc.(a)(b)	100,214	553,181
Strategic Diagnostics Inc.(a)	51,607	61,928
Sunesis Pharmaceuticals Inc.(a)(b)	49,840	143,041
Synthetic Biologics Inc.(a)	49,453	97,917
Transcept Pharmaceuticals Inc.(a)(b)	24,046	149,085
Tranzyme Inc.(a)(b)	20,621	76,298
Trius Therapeutics Inc.(a)(b)	49,374	284,394
TrovaGene Inc.(a)	19,368	75,535
Verastem Inc.(a)(b)	11,841	120,778
Vical Inc.(a)(b)	146,150	526,140
XOMA Corp.(a)(b)	127,690	383,070
ZIOPHARM Oncology Inc.(a)(b)	126,805	754,490

		18,676,134
BUILDING MATERIALS—1.31%
AAON Inc.	35,246	664,387
American DG Energy Inc.(a)(b)	50,699	115,087
Apogee Enterprises Inc.	53,962	867,169
Builders FirstSource Inc.(a)(b)	85,236	404,019
Comfort Systems USA Inc.	70,742	708,835
Gibraltar Industries Inc.(a)	58,097	603,047
Headwaters Inc.(a)	116,902	602,045
LSI Industries Inc.	38,929	277,174
NCI Building Systems Inc.(a)	34,402	372,574
Patrick Industries Inc.(a)(b)	7,844	100,011
PGT Inc.(a)(b)	37,928	114,922
Trex Co. Inc.(a)(b)	26,397	794,286
US Concrete Inc.(a)	22,985	115,155

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

US Home Systems Inc.	13,788	139,948

		5,878,659
CHEMICALS—1.52%
Aceto Corp.	51,715	466,986
American Pacific Corp.(a)	20,474	215,796
Codexis Inc.(a)(b)	50,319	188,193
Hawkins Inc.	17,591	671,624
KMG Chemicals Inc.	15,445	297,780
Landec Corp.(a)	49,430	423,121
Oil-Dri Corp. of America	11,974	262,231
OMNOVA Solutions Inc.(a)(b)	87,031	656,214
Penford Corp.(a)	23,457	209,940
Quaker Chemical Corp.	24,337	1,124,613
Spartech Corp.(a)	58,388	301,866
TOR Minerals International Inc.(a)	3,216	53,804
TPC Group Inc.(a)	24,443	903,169
Zep Inc.	42,198	579,378
Zoltek Companies Inc.(a)(b)	52,044	469,957

		6,824,672
COAL—0.17%
Hallador Energy Co.	15,498	131,423
James River Coal Co.(a)	67,416	182,697
L&L Energy Inc.(a)(b)	53,985	92,854
Patriot Coal Corp.(a)(b)	167,713	204,610
Westmoreland Coal Co.(a)(b)	20,351	163,826

		775,410
COMMERCIAL SERVICES—4.46%
Albany Molecular Research Inc.(a)	46,423	118,379
American Reprographics Co.(a)	69,699	350,586
AMN Healthcare Services Inc.(a)	77,779	461,229
Arrowhead Research Corp.(a)(b)	23,387	89,806
AVEO Pharmaceuticals Inc.(a)	73,905	898,685
Barrett Business Services Inc.	14,765	312,132
Carriage Services Inc.	32,685	271,939
CBIZ Inc.(a)(b)	73,063	433,994
CDI Corp.	26,215	429,926
Cenveo Inc.(a)(b)	100,655	194,264
Collectors Universe Inc.	12,782	187,640
Consolidated Graphics Inc.(a)	15,070	437,783
Corinthian Colleges Inc.(a)	147,531	426,365
CorVel Corp.(a)	11,704	573,496
CRA International Inc.(a)	20,678	303,760
Cross Country Healthcare Inc.(a)	54,311	237,339
Document Security Systems Inc.(a)(b)	35,698	143,149
Edgewater Technology Inc.(a)	24,404	94,932
Electro Rent Corp.	36,215	587,769
Energy Services of America Corp.(a)(b)	21,530	48,443
Ennis Inc.	49,979	768,677
Essex Rental Corp.(a)(b)	33,021	114,583
Franklin Covey Co.(a)(b)	27,858	285,266
Global Cash Access Inc.(a)	121,527	876,210
Great Lakes Dredge & Dock Corp.	112,048	797,782
H&E Equipment Services Inc.(a)(b)	54,173	814,220
Hackett Group Inc. (The)(a)	48,450	269,866
Heidrick & Struggles International Inc.	34,011	595,192
Hill International Inc.(a)	44,835	143,472
Hudson Global Inc.(a)(b)	64,860	270,466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Information Services Group Inc.(a)(b)	74,224	95,749
Integramed America Inc.(a)(b)	17,678	244,840
Intersections Inc.	17,823	282,495
Learning Tree International Inc.(a)	12,870	56,242
Lincoln Educational Services Corp.	43,582	283,283
Mac-Gray Corp.	24,192	340,865
Medifast Inc.(a)	25,991	511,503
Multi-Color Corp.	26,314	585,223
National American University Holdings Inc.	19,902	85,579
Newtek Business Services Inc.(a)	68,516	84,960
Odyssey Marine Exploration Inc.(a)(b)	143,193	535,542
PDI Inc.(a)	21,647	178,371
Pendrell Corp.(a)	282,723	316,650
Perceptron Inc.(a)	22,029	121,600
Pfsweb Inc.(a)	24,800	70,432
Premier Exhibitions Inc.(a)(b)	50,235	135,635
PRGX Global Inc.(a)(b)	41,835	332,588
Providence Service Corp. (The)(a)	26,133	358,283
QC Holdings Inc.	8,110	33,981
RCM Technologies Inc.(a)	30,418	168,516
Standard Parking Corp.(a)(b)	30,936	665,743
StarTek Inc.(a)(b)	23,872	69,229
Team Inc.(a)(b)	37,777	1,177,887
TNS Inc.(a)	46,669	837,242
Tree.com Inc.(a)(b)	13,082	149,658
Universal Technical Institute Inc.	40,849	551,870
Westway Group Inc.(a)	32,365	193,866

		20,005,182
COMPUTERS—2.33%
Acorn Energy Inc.(b)	35,169	292,606
Agilysys Inc.(a)	28,635	248,265
Carbonite Inc.(a)(b)	21,578	192,907
CIBER Inc.(a)	137,790	593,875
Computer Task Group Inc.(a)(b)	30,163	452,143
Cray Inc.(a)	70,806	855,336
Datalink Corp.(a)(b)	29,894	285,488
Digimarc Corp.	14,378	368,939
Dot Hill Systems Corp.(a)	115,839	132,056
Dynamics Research Corp.(a)	18,881	109,699
EasyLink Services International Corp. Class A(a)(b)	61,733	446,947
Echelon Corp.(a)(b)	72,987	253,995
Hutchinson Technology Inc.(a)(b)	50,167	73,244
Imation Corp.(a)	60,392	356,917
Immersion Corp.(a)(b)	54,841	308,755
Interphase Corp.(a)	17,505	76,672
KEY Tronic Corp.(a)(b)	21,041	173,378
Keyw Holding Corp. (The)(a)(b)	35,674	358,167
Mattersight Corp.(a)(b)	20,367	162,529
Maxwell Technologies Inc.(a)(b)	53,942	353,859
Mercury Computer Systems Inc.(a)(b)	59,250	766,102
Mitek Systems Inc.(a)(b)	39,192	152,457
NCI Inc. Class A(a)	14,992	60,718
NetList Inc.(a)	42,297	95,591
OCZ Technology Group Inc.(a)(b)	128,231	679,624
Overland Storage Inc.(a)	53,717	100,988
PAR Technology Corp.(a)(b)	23,503	115,870
Planar Systems Inc.(a)	41,692	68,792
RadiSys Corp.(a)(b)	45,421	285,244
Rimage Corp.	22,309	178,472
Silicon Graphics International Corp.(a)(b)	60,058	385,572
STEC Inc.(a)	65,637	511,969

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

TransAct Technologies Inc.(a)	18,891	145,650
Uni-Pixel Inc.(a)(b)	17,705	118,978
USA Technologies Inc.(a)(b)	62,445	89,921
Virtusa Corp.(a)	34,912	466,075
Wave Systems Corp. Class A(a)(b)	177,850	122,716

		10,440,516
COSMETICS & PERSONAL CARE—0.03%
CCA Industries Inc.	13,724	53,524
Physicians Formula Holdings Inc.(a)	18,851	65,790

		119,314
DISTRIBUTION & WHOLESALE—0.48%
BlueLinx Holdings Inc.(a)(b)	47,196	110,911
Core-Mark Holding Co. Inc.	22,015	1,059,802
Houston Wire & Cable Co.	34,442	376,451
Navarre Corp.(a)	78,239	124,400
Rentrak Corp.(a)(b)	18,697	386,093
School Specialty Inc.(a)(b)	33,976	110,762

		2,168,419
DIVERSIFIED FINANCIAL SERVICES—2.79%
Artio Global Investors Inc. Class A	55,686	194,901
Asset Acceptance Capital Corp.(a)(b)	30,874	209,943
Asta Funding Inc.	24,770	232,095
CIFC Corp.(a)(b)	12,512	92,213
CompuCredit Holdings Corp.(a)(b)	16,903	61,189
Consumer Portfolio Services Inc.(a)	24,825	47,664
Cowen Group Inc. Class A(a)	162,151	431,322
Diamond Hill Investment Group Inc.	4,918	385,030
Doral Financial Corp.(a)	245,625	368,438
Edelman Financial Group Inc.	39,063	339,848
Ellie Mae Inc.(a)(b)	41,584	748,512
Epoch Holding Corp.	30,126	686,270
FBR & Co.(a)(b)	77,906	215,800
Federal Agricultural Mortgage Corp. Class C NVS	19,690	516,469
First Marblehead Corp. (The)(a)	100,616	117,721
FirstCity Financial Corp.(a)	19,848	171,685
FX Alliance Inc.(a)(b)	10,877	170,878
GAIN Capital Holdings Inc.	31,965	159,505
GFI Group Inc.	125,301	446,072
Horizon Technology Finance Corp.	15,462	254,968
Imperial Holdings Inc.(a)(b)	42,125	161,339
INTL FCStone Inc.(a)(b)	25,498	493,386
JMP Group Inc.	31,450	194,361
Ladenburg Thalmann Financial Services Inc.(a)(b)	199,281	306,893
Manning & Napier Inc.	26,234	373,310
Marlin Business Services Corp.	16,655	272,975
Medley Capital Corp.	37,537	451,945
MicroFinancial Inc.	19,543	158,298
NewStar Financial Inc.(a)(b)	49,726	644,449
Nicholas Financial Inc.	20,887	267,771
Oppenheimer Holdings Inc. Class A	18,928	297,548
Pzena Investment Management Inc. Class A	19,478	86,288
Regional Management Corp.(a)	10,072	165,684
SeaCube Container Leasing Ltd.(b)	22,755	388,428
Solar Senior Capital Ltd.	21,058	355,880
SWS Group Inc.(a)	54,143	288,582
U.S. Global Investors Inc. Class A	26,652	116,469
Virtus Investment Partners Inc.(a)(b)	11,638	942,678

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

WageWorks Inc.(a)	12,692	191,142
Westwood Holdings Group Inc.	13,329	496,639

		12,504,588
ELECTRIC—0.36%
EnerNOC Inc.(a)	46,720	338,253
Genie Energy Ltd. Class B	30,231	234,895
Pike Electric Corp.(a)(b)	32,410	250,205
Synthesis Energy Systems Inc.(a)(b)	74,465	90,847
Unitil Corp.	27,074	717,461

		1,631,661
ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
A123 Systems Inc.(a)(b)	199,998	251,997
American Superconductor Corp.(a)(b)	73,381	344,891
Capstone Turbine Corp.(a)(b)	565,077	570,728
Coleman Cable Inc.	18,296	158,992
Graham Corp.	18,972	353,259
Insteel Industries Inc.	34,500	384,675
Magnetek Inc.(a)	6,104	94,246
Orion Energy Systems Inc.(a)	37,920	83,424
Powell Industries Inc.(a)(b)	16,868	630,188
PowerSecure International Inc.(a)	37,194	185,226
Research Frontiers Inc.(a)(b)	41,396	129,155
SL Industries Inc.(a)	6,872	90,642
Tii Network Technologies Inc.(a)	24,182	51,508
Ultralife Corp.(a)	27,976	107,987
Vicor Corp.	35,770	248,244

		3,685,162
ELECTRONICS—2.66%
Allied Motion Technologies Inc.	15,247	91,482
Ballantyne Strong Inc.(a)	30,325	181,040
Bel Fuse Inc. Class B	21,203	373,385
Checkpoint Systems Inc.(a)	76,207	663,763
CTS Corp.	64,950	611,829
CUI Global Inc.(a)	20,863	119,128
Cyberoptics Corp.(a)	15,801	133,519
Daktronics Inc.	67,911	469,265
Electro Scientific Industries Inc.	43,394	512,917
Fluidigm Corp.(a)(b)	40,137	603,661
Frequency Electronics Inc.(a)	16,637	134,427
GSI Group Inc.(a)	55,305	633,795
Identive Group Inc.(a)	96,521	90,382
IEC Electronics Corp.(a)(b)	18,904	114,936
Intellicheck Mobilisa Inc.(a)(b)	28,592	49,178
Iteris Inc.(a)	63,809	85,504
Kemet Corp.(a)	84,027	505,002
LeCroy Corp.(a)	31,616	450,844
LoJack Corp.(a)	38,081	115,005
LRAD Corp.(a)	60,533	72,034
Measurement Specialties Inc.(a)	28,389	922,926
MEMSIC Inc.(a)(b)	24,797	64,472
Methode Electronics Inc.	71,170	605,657
Microvision Inc.(a)(b)	29,940	48,203
Mocon Inc.	1,661	25,579
NAPCO Security Technologies Inc.(a)	29,162	85,736
NVE Corp.(a)(b)	9,435	507,131
Parametric Sound Corp.(a)	12,379	112,897
Pulse Electronics Corp.	79,109	155,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

SMTC Corp.(a)	24,684	80,717
Sparton Corp.(a)	21,462	212,474
SRS Labs Inc.(a)(b)	22,513	202,617
Stoneridge Inc.(a)(b)	53,933	367,284
Sypris Solutions Inc.(b)	21,565	150,308
Taser International Inc.(a)(b)	104,912	549,739
Transcat Inc.(a)	14,443	89,980
UQM Technologies Inc.(a)(b)	71,817	62,481
Viasystems Group Inc.(a)(b)	5,190	88,230
Vishay Precision Group Inc.(a)	25,722	358,822
Williams Controls Inc.	10,850	131,285
Zagg Inc.(a)(b)	48,466	528,764
Zygo Corp.(a)	31,758	567,198

		11,929,441
ENERGY - ALTERNATE SOURCES—0.48%
Amyris Inc.(a)(b)	55,671	246,623
Enphase Energy Inc.(a)	15,739	97,897
FuelCell Energy Inc.(a)(b)	279,554	282,350
FutureFuel Corp.	36,002	378,381
Gevo Inc.(a)(b)	39,895	198,278
Green Plains Renewable Energy Inc.(a)(b)	47,901	298,902
Plug Power Inc.(a)(b)	59,000	67,260
Real Goods Solar Inc. Class A(a)(b)	12,460	14,080
Renewable Energy Group Inc.(a)(b)	20,336	151,096
REX American Resources Corp.(a)(b)	11,214	218,897
Saratoga Resources Inc.(a)	36,640	215,443

		2,169,207
ENGINEERING & CONSTRUCTION—0.59%
Argan Inc.(b)	20,251	283,109
ENGlobal Corp.(a)(b)	33,302	49,953
Goldfield Corp. (The)(a)	44,397	101,225
Lime Energy Co.(a)(b)	30,636	69,544
Michael Baker Corp.(a)	16,918	441,391
MYR Group Inc.(a)(b)	39,175	668,325
National Technical Systems Inc.(a)	17,307	108,342
Orion Marine Group Inc.(a)(b)	51,522	358,593
Sterling Construction Co. Inc.(a)(b)	32,156	328,634
VSE Corp.	9,256	220,200

		2,629,316
ENTERTAINMENT—0.52%
Bluegreen Corp.(a)(b)	28,945	143,567
Carmike Cinemas Inc.(a)	34,566	506,392
Dover Downs Gaming & Entertainment Inc.	33,618	101,190
Dover Motorsports Inc.(a)	54,853	71,309
Empire Resorts Inc.(a)	16,419	30,375
Isle of Capri Casinos Inc.(a)	39,576	244,184
Lakes Entertainment Inc.(a)(b)	39,565	114,739
Multimedia Games Holding Co. Inc.(a)	52,521	735,294
Reading International Inc. Class A(a)	41,750	225,867
Rick’s Cabaret International Inc.(a)	17,056	147,876

		2,320,793
ENVIRONMENTAL CONTROL—0.99%
ADA-ES Inc.(a)(b)	17,442	442,503
Casella Waste Systems Inc. Class A(a)(b)	51,936	303,826
CECO Environmental Corp.	16,065	126,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Ecology and Environment Inc. Class A	5,729	65,769
Energy Recovery Inc.(a)(b)	88,430	212,232
EnergySolutions Inc.(a)	142,518	240,855
Fuel Tech Inc.(a)(b)	32,461	158,410
GSE Holding Inc.(a)(b)	16,077	169,934
Heritage-Crystal Clean Inc.(a)	14,465	236,503
Hudson Technologies Inc.(a)	31,091	128,095
Industrial Services of America Inc.(a)(b)	9,001	44,645
Met-Pro Corp.	29,123	268,223
Metalico Inc.(a)(b)	76,839	169,046
Perma-Fix Environmental Services Inc.(a)	104,304	122,036
Pure Cycle Corp.(a)	30,147	64,816
Rentech Inc.(a)(b)	383,376	789,755
Sharps Compliance Corp.(a)(b)	27,530	93,051
TRC Companies Inc.(a)(b)	27,734	168,623
US Ecology Inc.	34,679	615,205

		4,420,440
FOOD—1.32%
Calavo Growers Inc.	23,588	603,381
Chefs’ Warehouse Inc. (The)(a)	21,378	385,873
Chiquita Brands International Inc.(a)	86,714	433,570
Inventure Foods Inc.(a)	28,234	177,874
John B. Sanfilippo & Son Inc.(a)	17,254	307,984
Lifeway Foods Inc.(b)	10,886	112,888
Nash-Finch Co.	23,948	514,403
Overhill Farms Inc.(a)(b)	35,277	138,286
Rocky Mountain Chocolate Factory Inc.	15,296	177,586
Seneca Foods Corp. Class A(a)(b)	18,024	484,846
Senomyx Inc.(a)(b)	77,662	182,506
Smart Balance Inc.(a)(b)	113,357	1,064,422
Spartan Stores Inc.	42,474	770,054
Village Super Market Inc. Class A	16,920	551,253

		5,904,926
FOREST PRODUCTS & PAPER—0.43%
Neenah Paper Inc.	29,655	791,492
Orchids Paper Products Co.	12,630	223,298
Verso Paper Corp.(a)	22,861	26,976
Wausau Paper Corp.	82,187	799,680
Xerium Technologies Inc.(a)(b)	23,283	67,521

		1,908,967
GAS—0.29%
Chesapeake Utilities Corp.	18,294	799,814
Delta Natural Gas Co. Inc.	14,609	317,453
Gas Natural Inc.	19,750	199,475

		1,316,742
HAND & MACHINE TOOLS—0.08%
Hardinge Inc.	23,960	218,036
L.S. Starrett Co. (The) Class A	12,808	148,189

		366,225
HEALTH CARE - PRODUCTS—4.11%
Alphatec Holdings Inc.(a)(b)	104,095	191,535
American Medical Alert Corp. Escrow(a)(b)(c)	12,839	1
AngioDynamics Inc.(a)	47,074	565,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

AtriCure Inc.(a)(b)	29,092	279,574
Atrion Corp.	2,158	442,347
Bacterin International Holdings Inc.(a)(b)	52,705	70,625
BG Medicine Inc.(a)(b)	20,645	144,102
Biolase Inc.(a)(b)	62,067	121,031
BioMimetic Therapeutics Inc.(a)(b)	38,145	100,321
Bovie Medical Corp.(a)	32,197	74,053
BSD Medical Corp.(a)(b)	45,486	74,597
Cardica Inc.(a)(b)	49,147	92,396
CardioNet Inc.(a)(b)	49,198	99,872
Cardiovascular Systems Inc.(a)(b)	33,186	324,891
Cerus Corp.(a)(b)	106,360	353,115
Chindex International Inc.(a)(b)	22,281	218,354
Conceptus Inc.(a)(b)	60,349	1,196,117
CryoLife Inc.(a)	54,559	285,344
Cutera Inc.(a)(b)	29,391	211,468
Cynosure Inc. Class A(a)(b)	18,985	401,533
Delcath Systems Inc.(a)(b)	119,898	197,832
Digirad Corp.(a)	46,168	102,031
EnteroMedics Inc.(a)(b)	50,260	173,397
Exactech Inc.(a)	17,419	292,117
Female Health Co. (The)	39,899	234,207
GenMark Diagnostics Inc.(a)	36,658	159,096
Hansen Medical Inc.(a)(b)	106,323	241,353
ImmunoCellular Therapeutics Ltd.(a)	76,659	287,471
InfuSystems Holdings Inc.(a)	36,235	68,484
Iridex Corp.(a)	19,079	76,698
IRIS International Inc.(a)(b)	31,188	352,424
IsoRay Inc.(a)	54,857	55,406
LCA-Vision Inc.(a)	35,131	151,063
LeMaitre Vascular Inc.	18,766	112,596
Medgenics Inc.(a)	11,873	128,228
Medical Action Industries Inc.(a)	29,930	104,156
MEDTOX Scientific Inc.(a)	14,512	391,244
MELA Sciences Inc.(a)(b)	57,678	188,030
Merge Healthcare Inc.(a)(b)	111,097	317,737
Natus Medical Inc.(a)	55,335	642,993
Navidea Biopharmaceuticals Inc.(a)(b)	186,732	694,643
OraSure Technologies Inc.(a)	91,549	1,029,011
Palomar Medical Technologies Inc.(a)(b)	37,752	320,892
PhotoMedex Inc.(a)(b)	25,273	307,067
Quidel Corp.(a)(b)	53,561	839,836
Rochester Medical Corp.(a)(b)	22,717	244,435
Rockwell Medical Technologies Inc.(a)(b)	40,483	376,897
Solta Medical Inc.(a)(b)	117,262	343,578
Spectranetics Corp.(a)(b)	65,927	752,886
Staar Surgical Co.(a)(b)	70,232	545,703
SurModics Inc.(a)(b)	29,407	508,741
Symmetry Medical Inc.(a)	70,108	601,527
Synergetics USA Inc.(a)	48,159	214,789
TearLab Corp.(a)(b)	36,391	116,087
TranS1 Inc.(a)(b)	35,821	88,836
Unilife Corp.(a)(b)	142,778	482,590
United-Guardian Inc.	6,252	115,850
Uroplasty Inc.(a)(b)	41,868	192,174
Vascular Solutions Inc.(a)(b)	32,965	414,040
Vermillion Inc.(a)(b)	29,223	65,752
Vision-Sciences Inc.(a)	55,440	83,160
Young Innovations Inc.	11,119	383,494
Zeltiq Aesthetics Inc.(a)(b)	32,507	182,039

		18,427,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

HEALTH CARE - SERVICES—1.87%
Adcare Health Systems Inc.(a)	22,573	83,069
Addus HomeCare Corp.(a)	15,809	77,622
Advocat Inc.	7,160	45,824
Alliance Healthcare Services Inc.(a)(b)	49,144	49,046
Almost Family Inc.(a)	15,888	354,938
Amedisys Inc.(a)	56,561	704,184
Assisted Living Concepts Inc. Class A	36,134	513,825
BioClinca Inc.(a)	25,203	121,731
Capital Senior Living Corp.(a)(b)	53,554	567,672
Conmed Healthcare Management Inc.(a)	17,640	60,858
Ensign Group Inc. (The)	33,138	936,811
Five Star Quality Care Inc.(a)	75,339	231,291
Gentiva Health Services Inc.(a)	58,502	405,419
Healthways Inc.(a)	62,457	498,407
LHC Group Inc.(a)	29,921	507,460
Metropolitan Health Networks Inc.(a)	84,801	811,546
Psychemedics Corp.	14,874	153,053
RadNet Inc.(a)	60,308	160,419
Response Genetics Inc.(a)(b)	46,123	57,654
Skilled Healthcare Group Inc. Class A(a)(b)	37,259	233,987
Sun Healthcare Group Inc.(a)	48,538	406,263
Sunrise Senior Living Inc.(a)(b)	109,946	801,506
U.S. Physical Therapy Inc.	22,791	579,575
VirtualScopics Inc.(a)	33,550	29,692

		8,391,852
HOLDING COMPANIES - DIVERSIFIED—2.06%
Arlington Asset Investment Corp. Class A	15,724	341,368
Capital Southwest Corp.	5,346	549,783
Full Circle Capital Corp.(b)	25,317	193,169
Gladstone Capital Corp.(b)	41,377	326,465
Gladstone Investment Corp.	44,982	332,417
Golub Capital BDC Inc.	29,459	444,536
Home Loan Servicing Solutions Ltd.(b)	28,563	382,744
Horizon Pharma Inc.(a)(b)	41,348	294,811
Kohlberg Capital Corp.	43,242	313,937
MCG Capital Corp.	143,301	659,185
Medallion Financial Corp.	36,204	384,487
MVC Capital Inc.	45,653	591,206
New Mountain Finance Corp.	17,584	249,517
NGP Capital Resources Co.	43,146	305,474
PennantPark Floating Rate Capital Ltd.	15,803	186,475
PennantPark Investment Corp.	106,906	1,106,477
Resource America Inc. Class A	27,419	174,933
Saratoga Investment Corp.(a)(b)	1,432	24,272
TCP Capital Corp.	10,800	156,168
THL Credit Inc.	25,724	346,502
TICC Capital Corp.	71,085	689,525
Triangle Capital Corp.	51,580	1,174,992

		9,228,443
HOME BUILDERS—0.69%
Beazer Homes USA Inc.(a)(b)	190,479	619,057
Cavco Industries Inc.(a)(b)	13,289	681,460
Hovnanian Enterprises Inc. Class A(a)(b)	187,183	542,831
M/I Homes Inc.(a)	35,925	622,221
Skyline Corp.	16,294	82,773

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Winnebago Industries Inc.(a)(b)	55,470	565,239

		3,113,581
HOME FURNISHINGS—0.70%
American Woodmark Corp.(a)	19,098	326,576
Bassett Furniture Industries Inc.	24,858	256,286
Emerson Radio Corp.(a)	28,720	58,302
Flexsteel Industries	9,970	197,207
Furniture Brands International Inc.(a)(b)	91,431	113,374
Hooker Furniture Corp.	22,383	263,896
Kimball International Inc. Class B	64,020	492,954
Sealy Corp.(a)(b)	94,266	174,392
Skullcandy Inc.(a)(b)	30,995	438,579
Stanley Furniture Co. Inc.(a)	29,216	116,572
Universal Electronics Inc.(a)(b)	27,819	366,376
VOXX International Corp.(a)(b)	35,051	326,675

		3,131,189
HOUSEHOLD PRODUCTS & WARES—0.17%
A.T. Cross Co. Class A(a)	19,616	193,610
CSS Industries Inc.	19,181	394,170
Kid Brands Inc.(a)(b)	33,519	67,038
Summer Infant Inc.(a)	26,990	88,527

		743,345
HOUSEWARES—0.19%
Libbey Inc.(a)(b)	39,202	602,535
Lifetime Brands Inc.	19,233	239,835

		842,370
INSURANCE—1.81%
21st Century Holding Co.(a)	15,352	61,408
American Independence Corp.(a)	2,402	13,595
American Safety Insurance Holdings Ltd.(a)	18,452	345,975
Amerisafe Inc.(a)	34,245	888,658
Baldwin & Lyons Inc. Class B	18,131	421,364
Citizens Inc.(a)(b)	73,650	718,087
Crawford & Co. Class B	52,552	214,938
Donegal Group Inc. Class A	15,749	209,147
Eastern Insurance Holdings Inc.	16,741	284,597
eHealth Inc.(a)(b)	37,657	606,654
EMC Insurance Group Inc.	9,363	189,133
First Acceptance Corp.(a)	40,726	54,573
Fortegra Financial Corp.(a)	14,077	112,616
Hallmark Financial Services Inc.(a)(b)	28,347	221,107
Homeowners Choice Inc.(b)	15,571	274,050
Independence Holding Co.	16,452	162,052
Kansas City Life Insurance Co.	8,496	298,974
Life Partners Holdings Inc.	19,060	40,598
National Interstate Corp.	11,759	312,672
Phoenix Companies Inc. (The)(a)	214,480	396,788
Presidential Life Corp.	41,198	404,976
Radian Group Inc.	251,663	827,971
Seabright Holdings Inc.	38,904	345,857
Security National Financial Corp. Class A(a)	9,918	24,200
Stewart Information Services Corp.	35,264	541,302
Universal Insurance Holdings Inc.	37,370	127,432

		8,098,724

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

INTERNET—4.22%
1-800-FLOWERS.COM Inc.(a)	56,109	195,820
Ambient Corp.(a)	7,082	38,739
Blucora Inc.(a)	76,568	943,318
Boingo Wireless Inc.(a)(b)	30,199	350,912
Brightcove Inc.(a)	11,415	174,079
BroadVision Inc.(a)	5,499	63,843
CafePress Inc.(a)(b)	8,455	125,810
Cinedigm Digital Cinema Corp. Class A(a)	79,736	119,604
Crexendo Inc.	11,575	42,943
EDGAR Online Inc.(a)	58,978	63,696
eGain Communications Corp.(a)(b)	19,469	106,106
Envivio Inc.(a)	15,683	100,528
ePlus Inc.(a)(b)	7,930	256,536
eResearchTechnology Inc.(a)	94,977	758,866
FriendFinder Networks Inc.(a)(b)	18,844	17,713
Global Sources Ltd.(a)(b)	35,166	232,096
Globalscape Inc.(a)	26,232	52,464
Harris Interactive Inc.(a)	61,351	69,327
HealthStream Inc.(a)(b)	37,419	972,894
ICG Group Inc.(a)	70,177	649,137
Internap Network Services Corp.(a)(b)	101,382	659,997
IntraLinks Holdings Inc.(a)	68,137	298,440
iPass Inc.(a)(b)	103,895	247,270
Keynote Systems Inc.	30,297	449,910
KIT Digital Inc.(a)(b)	89,753	385,040
Limelight Networks Inc.(a)	111,379	326,340
Lionbridge Technologies Inc.(a)(b)	109,005	343,366
Local.com Corp.(a)(b)	45,322	109,679
magicJack VocalTec Ltd.(a)	28,768	546,592
MeetMe Inc.(a)(b)	34,337	80,692
ModusLink Global Solutions Inc.(a)	78,254	233,979
Move Inc.(a)(b)	75,910	691,540
NutriSystem Inc.	53,923	623,350
Online Resources Corp.(a)	55,781	135,548
Orbitz Worldwide Inc.(a)(b)	42,112	153,709
Overstock.com Inc.(a)(b)	22,697	156,836
PCTEL Inc.	40,174	259,926
Perficient Inc.(a)	60,450	678,854
ReachLocal Inc.(a)(b)	19,465	214,115
RealNetworks Inc.	42,960	371,174
Reis Inc.(a)(b)	17,319	166,349
Saba Software Inc.(a)	56,859	527,652
Safeguard Scientifics Inc.(a)(b)	39,530	611,924
Spark Networks Inc.(a)(b)	24,773	127,829
SPS Commerce Inc.(a)(b)	21,086	640,593
Stamps.com Inc.(a)	27,089	668,286
Support.com Inc.(a)(b)	93,274	297,544
Synacor Inc.(a)(b)	12,844	175,963
TechTarget Inc.(a)(b)	29,481	148,584
TeleCommunication Systems Inc.(a)	93,554	115,071
TheStreet.com Inc.	61,471	92,207
TigerLogic Corp.(a)	20,462	41,947
Towerstream Corp.(a)(b)	90,116	373,981
Unwired Planet Inc.(a)	140,615	323,415
US Auto Parts Network Inc.(a)(b)	29,909	125,020
Vasco Data Security International Inc.(a)(b)	52,827	432,125
Vitacost.com Inc.(a)	42,443	250,414
Vocus Inc.(a)(b)	39,154	728,264
World Energy Solutions Inc.(a)(b)	11,154	34,689
XO Group Inc.(a)	50,219	445,443

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Zix Corp.(a)(b)	119,711	311,249

		18,939,337
IRON & STEEL—0.22%
Friedman Industries Inc.	16,694	169,778
Material Sciences Corp.(a)	19,754	161,983
Shiloh Industries Inc.	12,471	143,416
Universal Stainless & Alloy Products Inc.(a)(b)	13,040	535,944

		1,011,121
LEISURE TIME—0.61%
Ambassadors Group Inc.	34,754	189,062
Arctic Cat Inc.(a)	24,092	880,803
Black Diamond Inc.(a)	41,777	394,793
Cybex International Inc.(a)	19,443	31,498
Escalade Inc.	16,552	91,698
Johnson Outdoors Inc. Class A(a)	12,326	253,915
Marine Products Corp.(b)	19,776	120,238
Nautilus Inc.(a)(b)	57,744	191,133
Town Sports International Holdings Inc.(a)	44,812	595,551

		2,748,691
LODGING—0.34%
Century Casinos Inc.(a)	38,786	105,498
Full House Resorts Inc.(a)	36,265	104,080
Marcus Corp.	37,387	514,445
Monarch Casino & Resort Inc.(a)(b)	17,314	158,250
Morgans Hotel Group Co.(a)(b)	42,631	200,366
MTR Gaming Group Inc.(a)	44,328	210,558
Red Lion Hotels Corp.(a)(b)	28,654	247,857

		1,541,054
MACHINERY—1.12%
Adept Technology Inc.(a)	20,152	83,631
Alamo Group Inc.	12,902	404,736
Cascade Corp.	17,264	812,271
ClearSign Combustion Corp.(a)	7,968	53,704
Columbus McKinnon Corp.(a)	36,791	555,176
CVD Equipment Corp.(a)(b)	8,510	109,439
Flow International Corp.(a)(b)	91,555	288,398
Gencor Industries Inc.(a)	12,083	91,227
Gerber Scientific Inc. Escrow(a)(c)	44,403	444
Global Power Equipment Group Inc.(b)	32,656	713,207
Hurco Companies Inc.(a)(b)	12,595	258,071
Intevac Inc.(a)(b)	45,234	340,160
Kadant Inc.(a)	22,035	516,721
Key Technology Inc.(a)	11,557	115,570
Manitex International Inc.(a)	22,880	192,192
Tecumseh Products Co. Class A(a)(b)	35,550	179,527
Twin Disc Inc.(b)	15,973	295,341

		5,009,815
MANUFACTURING—1.66%
American Railcar Industries Inc.(a)	17,971	487,014
Chase Corp.	13,198	174,214
Core Molding Technologies Inc.(a)	13,577	111,874
Federal Signal Corp.(a)	118,094	689,669
FreightCar America Inc.	23,133	531,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

GP Strategies Corp.(a)(b)	28,621	528,630
Handy & Harman Ltd.(a)(b)	12,008	161,868
Lydall Inc.(a)	33,060	446,971
Metabolix Inc.(a)(b)	54,349	100,546
MFRI Inc.(a)	9,748	68,626
Myers Industries Inc.	63,590	1,091,204
Park-Ohio Holdings Corp.(a)(b)	17,186	327,049
PMFG Inc.(a)(b)	38,631	301,708
Smith & Wesson Holding Corp.(a)	123,709	1,028,022
Standex International Corp.	23,990	1,021,254
STR Holdings Inc.(a)	55,178	251,612
Synalloy Corp.	12,912	147,197

		7,468,823
MEDIA—1.34%
A.H. Belo Corp. Class A	39,921	160,483
Beasley Broadcast Group Inc. Class A(a)	13,730	80,870
Cambium Learning Group Inc.(a)	33,825	32,134
Courier Corp.	21,471	284,491
Cumulus Media Inc. Class A(a)(b)	107,840	324,598
Dial Global Inc.(a)(b)	9,035	29,996
Digital Domain Media Group Inc.(a)(b)	19,884	124,474
Digital Generation Inc.(a)	52,347	647,532
Dolan Co. (The)(a)(b)	60,348	406,142
E.W. Scripps Co. (The) Class A(a)	57,433	551,931
Emmis Communications Corp.(a)	64,646	118,949
Entercom Communications Corp. Class A(a)(b)	49,148	295,871
Entravision Communications Corp. Class A	104,627	126,599
Fisher Communications Inc.(a)	17,666	528,390
Gray Television Inc.(a)(b)	102,071	150,044
Journal Communications Inc. Class A(a)	83,284	429,746
Lee Enterprises Inc.(a)(b)	95,874	155,316
Lin TV Corp. Class A(a)	60,568	182,915
LodgeNet Interactive Corp.(a)(b)	37,581	49,231
Martha Stewart Living Omnimedia Inc. Class A	55,466	188,584
McClatchy Co. (The) Class A(a)(b)	112,911	248,404
Media General Inc. Class A(a)(b)	34,817	160,506
Nexstar Broadcasting Group Inc.(a)	24,122	162,582
Outdoor Channel Holdings Inc.	31,725	231,910
Radio One Inc. Class D(a)(b)	56,500	52,997
Saga Communications Inc. Class A(a)	1,133	42,046
Salem Communications Corp. Class A	21,607	118,190
SuperMedia Inc.(a)(b)	22,077	55,193
You On Demand Holdings Inc.(a)(b)	12,713	63,565

		6,003,689
METAL FABRICATE & HARDWARE—0.73%
A.M. Castle & Co.(a)(b)	31,706	336,718
Ampco-Pittsburgh Corp.	16,099	295,095
Dynamic Materials Corp.	26,039	451,256
Eastern Co. (The)(b)	11,720	189,278
Furmanite Corp.(a)(b)	69,989	340,147
L.B. Foster Co. Class A	17,443	499,044
Lawson Products Inc.	9,818	90,816
NN Inc.(a)	32,685	333,714
Northwest Pipe Co.(a)(b)	18,019	437,141
Olympic Steel Inc.	18,051	296,397

		3,269,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

MINING—1.20%
Charles & Colvard Ltd.(a)(b)	40,895	154,174
Comstock Mining Inc.(a)	63,407	156,615
General Moly Inc.(a)(b)	124,167	389,884
Gold Reserve Inc.(a)(b)	102,487	357,680
Golden Minerals Co.(a)(b)	53,691	242,146
Golden Star Resources Ltd.(a)	487,700	565,732
Horsehead Holding Corp.(a)(b)	82,663	823,324
Midway Gold Corp.(a)(b)	226,950	315,461
Mines Management Inc.(a)(b)	51,315	69,275
Paramount Gold and Silver Corp.(a)(b)	251,382	603,317
Revett Minerals Inc.(a)	53,846	177,153
Solitario Exploration & Royalty Corp.(a)(b)	66,081	87,227
United States Antimony Corp.(a)	104,910	423,836
United States Lime & Minerals Inc.(a)(b)	3,269	152,564
Uranerz Energy Corp.(a)(b)	123,189	178,624
Uranium Energy Corp.(a)(b)	161,882	370,710
Vista Gold Corp.(a)(b)	114,847	334,205

		5,401,927
OIL & GAS—2.25%
Abraxas Petroleum Corp.(a)(b)	161,622	515,574
Adams Resources & Energy Inc.	4,467	187,257
Arabian American Development Co.(a)(b)	39,442	382,193
ATP Oil & Gas Corp.(a)(b)	81,364	275,010
Callon Petroleum Co.(a)(b)	76,036	323,913
CREDO Petroleum Corp.(a)	15,909	230,203
Crimson Exploration Inc.(a)	41,943	192,518
Double Eagle Petroleum Co.(a)	24,366	106,723
Endeavour International Corp.(a)(b)	71,912	604,061
Evolution Petroleum Corp.(a)(b)	35,867	299,131
FieldPoint Petroleum Corp.(a)	9,458	36,792
FX Energy Inc.(a)(b)	102,756	611,398
Gastar Exploration Ltd.(a)	115,854	223,598
GMX Resources Inc.(a)(b)	141,436	114,705
Harvest Natural Resources Inc.(a)(b)	71,285	609,487
HKN Inc.(a)	14,015	33,216
Houston American Energy Corp.(a)(b)	33,319	37,317
Lucas Energy Inc.(a)(b)	35,110	51,612
Magellan Petroleum Corp.(a)	87,438	96,182
Miller Energy Resources Inc.(a)(b)	55,910	279,550
Panhandle Oil and Gas Inc.	14,737	444,173
Penn Virginia Corp.	86,564	635,380
PetroQuest Energy Inc.(a)	106,676	533,380
Recovery Energy Inc.(a)	20,102	55,481
Royale Energy Inc.(a)(b)	16,520	52,038
Synergy Resources Corp.(a)	79,959	246,274
Triangle Petroleum Corp.(a)(b)	84,186	469,758
U.S. Energy Corp.(a)	47,626	112,397
VAALCO Energy Inc.(a)(b)	109,506	945,037
Vantage Drilling Co.(a)	366,202	549,303
Voyager Oil & Gas Inc.(a)(b)	97,122	170,935
Warren Resources Inc.(a)	139,909	335,782
ZaZa Energy Corp.(a)	45,974	207,802
Zion Oil & Gas Inc.(a)(b)	70,790	111,140

		10,079,320
OIL & GAS SERVICES—1.26%
Bolt Technology Corp.	18,349	275,418
Cal Dive International Inc.(a)	180,539	523,563

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Dawson Geophysical Co.(a)(b)	15,583	371,187
Edgen Group Inc.(a)	30,128	226,563
Flotek Industries Inc.(a)(b)	93,384	872,206
Forbes Energy Services Ltd.(a)	30,807	144,793
Global Geophysical Services Inc.(a)(b)	36,373	222,603
GreenHunter Energy Inc.(a)(b)	20,004	40,808
Gulf Island Fabrication Inc.	27,306	770,302
Matrix Service Co.(a)	48,922	555,265
Mitcham Industries Inc.(a)(b)	24,093	408,858
Natural Gas Services Group Inc.(a)	23,965	355,161
TGC Industries Inc.(a)(b)	28,918	280,794
Union Drilling Inc.(a)(b)	27,137	121,574
Willbros Group Inc.(a)	73,319	473,641

		5,642,736
PACKAGING & CONTAINERS—0.13%
AEP Industries Inc.(a)	8,641	376,316
UFP Technologies Inc.(a)	11,646	196,817

		573,133
PHARMACEUTICALS—5.98%
ACADIA Pharmaceuticals Inc.(a)	101,612	178,837
AcelRx Pharmaceuticals Inc.(a)(b)	4,619	15,012
Achillion Pharmaceuticals Inc.(a)(b)	100,742	624,600
Acura Pharmaceuticals Inc.(a)(b)	24,358	76,484
Alimera Sciences Inc.(a)	32,020	95,740
Allos Therapeutics Inc.(a)	143,367	256,627
Amicus Therapeutics Inc.(a)(b)	56,243	309,337
Ampio Pharmaceuticals Inc.(a)(b)	43,011	218,496
Anacor Pharmaceuticals Inc.(a)(b)	28,790	186,847
Anika Therapeutics Inc.(a)(b)	22,679	308,208
Antares Pharma Inc.(a)(b)	176,035	640,767
Anthera Pharmaceuticals Inc.(a)(b)	50,469	34,132
Array BioPharma Inc.(a)	171,010	593,405
AVANIR Pharmaceuticals Inc. Class A(a)(b)	259,778	1,018,330
Biodel Inc.(a)	219	565
BioDelivery Sciences International Inc.(a)(b)	41,506	185,947
BioScrip Inc.(a)(b)	83,987	624,023
BioSpecifics Technologies Corp.(a)(b)	10,173	191,049
Cadence Pharmaceuticals Inc.(a)	113,413	404,884
Cempra Inc.(a)(b)	9,189	86,009
ChemoCentryx Inc.(a)	9,534	143,010
Clovis Oncology Inc.(a)(b)	26,181	567,604
Corcept Therapeutics Inc.(a)(b)	86,755	389,530
Cornerstone Therapeutics Inc.(a)(b)	19,108	120,954
Cumberland Pharmaceuticals Inc.(a)	24,831	160,408
Cyanotech Corp.(a)	9,298	64,342
Cytori Therapeutics Inc.(a)(b)	104,569	282,336
Depomed Inc.(a)(b)	105,029	597,615
Derma Sciences Inc.(a)(b)	19,741	187,934
Dusa Pharmaceuticals Inc.(a)(b)	44,544	232,520
Dyax Corp.(a)(b)	191,875	408,694
Echo Therapeutics Inc.(a)(b)	65,800	106,596
Endocyte Inc.(a)(b)	56,501	464,438
Furiex Pharmaceuticals Inc.(a)	14,393	301,533
Galectin Therapeutics Inc.(a)	28,183	57,775
Heska Corp.	11,767	130,614
Hi-Tech Pharmacal Co. Inc.(a)	20,305	657,882
IGI Laboratories Inc.(a)	24,417	25,150
Infinity Pharmaceuticals Inc.(a)(b)	38,095	516,568
K-V Pharmaceutical Co. Class A(a)(b)	84,312	45,528

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Keryx Biopharmaceuticals Inc.(a)(b)	133,625	240,525
Lannett Co. Inc.(a)(b)	31,731	134,539
MannKind Corp.(a)(b)	211,868	485,178
MAP Pharmaceuticals Inc.(a)(b)	47,255	707,880
Myrexis Inc(a)(b)	55,720	145,429
Nabi Biopharmaceuticals(a)	89,514	141,432
Natural Alternatives International Inc.(a)	12,759	98,117
Nature’s Sunshine Products Inc.(b)	21,169	319,652
Neurocrine Biosciences Inc.(a)	126,385	999,705
Nutraceutical International Corp.(a)(b)	18,586	283,437
Obagi Medical Products Inc.(a)	36,297	554,255
Omega Protein Corp.(a)	37,995	279,643
Orexigen Therapeutics Inc.(a)(b)	114,289	633,161
Osiris Therapeutics Inc.(a)(b)	31,853	349,427
Pacira Pharmaceuticals Inc.(a)	35,402	567,848
Pain Therapeutics Inc.(a)	72,191	338,576
Pernix Therapeutics Holdings(a)	17,561	128,020
PharMerica Corp.(a)	56,850	620,802
POZEN Inc.(a)(b)	51,140	319,114
Progenics Pharmaceuticals Inc.(a)	58,113	568,345
Raptor Pharmaceutical Corp.(a)(b)	95,891	536,031
Repros Therapeutics Inc.(a)(b)	29,033	263,620
Rigel Pharmaceuticals Inc.(a)	136,961	1,273,737
Santarus Inc.(a)	104,500	740,905
Savient Pharmaceuticals Inc.(a)(b)	133,347	72,021
Schiff Nutrition International Inc.(a)	25,551	458,640
SciClone Pharmaceuticals Inc.(a)(b)	107,741	755,264
SIGA Technologies Inc.(a)(b)	67,150	192,721
Sucampo Pharmaceuticals Inc. Class A(a)(b)	22,817	160,404
Supernus Pharmaceuticals Inc.(a)	7,591	71,052
Synergy Pharmaceuticals Inc.(a)	78,508	372,913
Synta Pharmaceuticals Corp.(a)(b)	71,328	390,164
Synutra International Inc.(a)	31,655	170,937
Targacept Inc.(a)	50,849	218,651
Theragenics Corp.(a)(b)	74,509	149,763
Threshold Pharmaceuticals Inc.(a)(b)	86,385	639,249
Vanda Pharmaceuticals Inc.(a)(b)	55,021	242,092
Ventrus Biosciences Inc.(a)(b)	24,194	103,308
XenoPort Inc.(a)(b)	67,391	407,042
Zogenix Inc.(a)(b)	67,366	167,068

		26,810,997
REAL ESTATE—0.40%
AV Homes Inc.(a)	19,208	280,053
Consolidated-Tomoka Land Co.	9,080	261,322
HFF Inc. Class A(a)(b)	61,482	857,059
Thomas Properties Group Inc.	63,243	344,042
ZipRealty Inc.(a)	32,515	47,472

		1,789,948
REAL ESTATE INVESTMENT TRUSTS—4.10%
AG Mortgage Investment Trust Inc.	29,750	639,327
Agree Realty Corp.	22,320	493,942
American Realty Capital Properties Inc.	16,027	166,681
Apollo Commercial Real Estate Finance Inc.(b)	36,847	592,131
Apollo Residential Mortgage Inc.	46,096	888,731
Ares Commercial Real Estate Corp.	15,897	277,880
BRT Realty Trust(a)(b)	18,698	121,537
Campus Crest Communities Inc.	61,205	635,920
CapLease Inc.	131,854	547,194
Cedar Realty Trust Inc.(b)	110,812	559,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Chatham Lodging Trust	30,115	430,042
Colony Financial Inc.	63,415	1,097,079
Dynex Capital Inc.(b)	104,073	1,080,278
Excel Trust Inc.	66,020	789,599
Gladstone Commercial Corp.(b)	24,596	409,769
Gramercy Capital Corp.(a)(b)	83,264	208,160
Kite Realty Group Trust	100,972	503,850
MHI Hospitality Corp.	17,079	61,314
Monmouth Real Estate Investment Corp. Class A	76,912	901,409
MPG Office Trust Inc.(a)(b)	93,036	187,002
New York Mortgage Trust Inc.(b)	39,652	279,943
One Liberty Properties Inc.	21,627	407,236
Parkway Properties Inc.(b)	28,882	330,410
PMC Commercial Trust	28,574	220,020
Preferred Apartment Communities Inc.	11,851	83,549
RAIT Financial Trust	92,761	428,556
Ramco-Gershenson Properties Trust	84,952	1,067,847
Resource Capital Corp.	158,270	843,579
STAG Industrial Inc.	46,761	681,775
Summit Hotel Properties Inc.	58,464	489,344
Terreno Realty Corp.	29,199	441,197
UMH Properties Inc.	29,108	312,329
Urstadt Biddle Properties Inc. Class A(b)	43,824	866,400
Western Asset Mortgage Capital Corp.(a)	15,867	309,248
Whitestone REIT Class B(b)	27,416	378,615
Winthrop Realty Trust	55,767	678,127

		18,409,621
RETAIL—4.44%
AFC Enterprises Inc.(a)(b)	46,977	1,087,048
America’s Car-Mart Inc.(a)(b)	15,342	596,037
Ark Restaurants Corp.	7,118	102,784
Benihana Inc.	19,826	319,397
Big 5 Sporting Goods Corp.	32,285	244,075
Biglari Holdings Inc.(a)	2,145	828,807
Body Central Corp.(a)	29,937	269,433
Bon-Ton Stores Inc. (The)(b)	24,482	191,204
Books-A-Million Inc.(a)(b)	14,876	47,603
Bravo Brio Restaurant Group Inc.(a)(b)	37,470	668,090
Build-A-Bear Workshop Inc.(a)(b)	24,685	117,994
Cache Inc.(a)	20,885	96,906
Caribou Coffee Co. Inc.(a)(b)	40,156	518,414
Carrols Restaurant Group Inc.(a)(b)	30,429	180,748
Casual Male Retail Group Inc.(a)	82,235	298,513
Christopher & Banks Corp.	71,561	84,442
Citi Trends Inc.(a)	27,928	431,208
dELiA*s Inc.(a)	60,002	93,003
Denny’s Corp.(a)	184,235	818,003
Destination Maternity Corp.	25,755	556,308
DGSE Companies Inc.(a)(b)	11,249	83,580
Duckwall-ALCO Stores Inc.(a)(b)	710	6,205
Einstein Noah Restaurant Group Inc.	11,817	207,507
Famous Dave’s of America Inc.(a)	16,314	180,270
Fiesta Restaurant Group Inc.(a)(b)	31,429	415,806
FRD Acquisition Co.(c)	77,501	8
Frisch’s Restaurants Inc.	2,151	60,959
Gaiam Inc. Class A(a)	31,559	123,080
Golfsmith International Holdings Inc.(a)(b)	13,179	79,865
Gordmans Stores Inc.(a)(b)	15,744	259,776
Haverty Furniture Companies Inc.	36,916	412,352
Hot Topic Inc.	79,882	774,057
J Alexander’s Corp.(a)	14,533	165,095

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Jamba Inc.(a)(b)	128,526	251,911
Kenneth Cole Productions Inc. Class A(a)	17,245	259,537
Kirkland’s Inc.(a)	27,434	308,633
Kona Grill Inc.(a)	13,255	119,560
Krispy Kreme Doughnuts Inc.(a)	111,990	715,616
Luby’s Inc.(a)(b)	38,771	259,766
MarineMax Inc.(a)	39,030	371,175
Nathan’s Famous Inc.(a)(b)	6,737	198,742
New York & Co. Inc.(a)(b)	49,946	173,812
Pacific Sunwear of California Inc.(a)(b)	58,734	107,483
Pantry Inc. (The)(a)	45,425	667,748
PC Connection Inc.(b)	18,068	191,882
PC Mall Inc.(a)(b)	21,478	116,196
Perfumania Holdings Inc.(a)	10,629	88,114
PetMed Express Inc.	39,351	478,508
Red Robin Gourmet Burgers Inc.(a)	27,698	845,066
Roundy’s Inc.(b)	38,592	394,024
Ruth’s Hospitality Group Inc.(a)	66,607	439,606
Shoe Carnival Inc.	26,866	577,350
Stein Mart Inc.(a)	51,097	406,221
Steinway Musical Instruments Inc.(a)	13,382	327,859
Talbots Inc. (The)(a)(b)	129,486	326,305
Tilly’s Inc. Class A(a)	17,744	284,791
Trans World Entertainment Corp.(a)	19,244	59,656
Tuesday Morning Corp.(a)(b)	80,033	343,342
West Marine Inc.(a)	29,748	349,539
Wet Seal Inc. Class A(a)(b)	169,611	535,971
Winmark Corp.	4,654	272,492
Zale Corp.(a)(b)	49,006	131,826

		19,921,308
SAVINGS & LOANS—3.56%
Bank Mutual Corp.	95,955	423,161
BankAtlantic Bancorp Inc. Class A(a)	12,533	69,182
BankFinancial Corp.	47,809	360,002
Beacon Federal Bancorp Inc.	15,199	301,396
Berkshire Hills Bancorp Inc.	44,218	972,796
BofI Holding Inc.(a)(b)	22,989	454,263
BSB Bancorp Inc.(a)(b)	20,116	256,479
Cape Bancorp Inc.(a)(b)	30,314	251,909
CFS Bancorp Inc.	28,725	128,401
Charter Financial Corp.	19,424	188,413
Chicopee Bancorp Inc.(a)(b)	20,600	298,288
Citizens South Banking Corp.	29,305	198,688
Clifton Savings Bancorp Inc.	23,487	244,500
ESB Financial Corp.	24,736	326,515
ESSA Bancorp Inc.	28,011	302,519
First Defiance Financial Corp.	21,938	375,579
First Federal Bancshares of Arkansas Inc.(a)	7,737	62,670
First Financial Holdings Inc.	33,129	355,143
First Financial Northwest Inc.(a)(b)	38,281	310,842
First PacTrust Bancorp Inc.	24,262	287,747
Flushing Financial Corp.	62,887	857,150
Fox Chase Bancorp Inc.	30,668	442,846
Hampden Bancorp Inc.	18,429	238,471
Heritage Financial Group Inc.	23,494	302,368
Home Bancorp Inc.(a)(b)	20,980	359,387
Home Federal Bancorp Inc.	37,661	395,440
HomeStreet Inc.(a)	8,348	267,052
HopFed Bancorp Inc.	15,477	110,660
Kaiser Federal Financial Group Inc.	26,073	385,359
Meridian Interstate Bancorp Inc.(a)(b)	23,159	322,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

NASB Financial Inc.(a)(b)	9,074	180,119
New England Bancshares Inc.	14,662	196,471
OceanFirst Financial Corp.	33,703	483,975
Pacific Premier Bancorp Inc.(a)	19,799	166,312
Peoples Federal Bancshares Inc.(a)(b)	18,380	306,946
Provident Financial Holdings Inc.	25,511	294,142
Provident New York Bancorp	68,373	518,951
Pulaski Financial Corp.(b)	24,767	183,523
PVF Capital Corp.(a)	50,493	102,501
Rockville Financial Inc.	61,065	706,522
Roma Financial Corp.	18,615	158,600
SI Financial Group Inc.(b)	26,500	304,750
Territorial Bancorp Inc.	27,970	636,877
United Community Financial Corp.(a)	65,273	194,513
United Financial Bancorp Inc.	34,545	496,757
Waterstone Financial Inc.(a)(b)	19,107	72,607
Westfield Financial Inc.	64,249	469,018
WSFS Financial Corp.	15,685	633,831

		15,956,014
SEMICONDUCTORS—3.08%
Alpha & Omega Semiconductor Ltd.(a)(b)	33,245	304,192
Amtech Systems Inc.(a)(b)	19,146	71,989
ANADIGICS Inc.(a)(b)	133,358	241,378
AuthenTec Inc.(a)	86,206	373,272
Axcelis Technologies Inc.(a)	205,804	246,965
AXT Inc.(a)(b)	60,656	239,591
Cascade Microtech Inc.(a)	20,050	91,227
Cohu Inc.	46,512	472,562
DSP Group Inc.(a)	41,924	265,798
eMagin Corp.(a)(b)	37,311	115,291
Emcore Corp.(a)(b)	45,206	199,810
Exar Corp.(a)	71,592	584,191
FormFactor Inc.(a)	92,899	601,057
FSI International Inc.(a)	74,286	266,687
GigOptix Inc.(a)	36,639	98,559
GSI Technology Inc.(a)(b)	41,392	196,198
Inphi Corp.(a)(b)	43,293	410,418
Integrated Silicon Solution Inc.(a)	52,348	528,191
Intermolecular Inc.(a)(b)	25,900	200,725
inTEST Corp.(a)	19,779	67,051
IXYS Corp.(a)(b)	46,256	516,679
Kopin Corp.(a)	127,228	437,664
Mattson Technology Inc.(a)	110,580	193,515
MaxLinear Inc. Class A(a)(b)	42,923	212,898
Mindspeed Technologies Inc.(a)(b)	68,449	168,385
MIPS Technologies Inc.(a)(b)	90,265	602,068
MoSys Inc.(a)(b)	65,537	212,340
Nanometrics Inc.(a)(b)	44,853	688,942
Pericom Semiconductor Corp.(a)(b)	45,001	405,009
Photronics Inc.(a)(b)	113,803	694,198
Pixelworks Inc.(a)	30,469	73,735
PLX Technology Inc.(a)(b)	86,013	546,183
QuickLogic Corp.(a)(b)	77,306	194,038
Ramtron International Corp.(a)	67,263	203,134
Richardson Electronics Ltd.	28,274	348,618
Rubicon Technology Inc.(a)	31,366	319,933
Rudolph Technologies Inc.(a)	61,141	533,149
Sigma Designs Inc.(a)(b)	62,394	398,074
Silicon Image Inc.(a)	157,702	652,886
Supertex Inc.(a)	19,634	370,101
Transwitch Corp.(a)	44,297	48,727

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Ultra Clean Holdings Inc.(a)(b)	44,080	283,434
Vitesse Semiconductor Corp.(a)	49,738	131,806

		13,810,668
SOFTWARE—2.96%
Accelrys Inc.(a)	106,603	862,418
Actuate Corp.(a)	93,875	650,554
American Software Inc. Class A	46,203	367,314
Audience Inc.(a)	11,956	230,512
Avid Technology Inc.(a)	55,924	415,515
Callidus Software Inc.(a)(b)	67,185	334,581
Concurrent Computer Corp.(a)	20,754	86,129
Cover-All Technologies Inc.(a)	24,220	33,908
Datawatch Corp.(a)	10,076	129,980
Digi International Inc.(a)(b)	49,355	505,395
DynaVox Inc.(a)(b)	26,001	29,121
Envestnet Inc.(a)	39,600	475,200
ePocrates Inc.(a)(b)	35,554	285,143
Evolving Systems Inc.	21,812	119,966
FalconStor Software Inc.(a)	62,311	162,632
Geeknet Inc.(a)(b)	9,106	180,481
Glu Mobile Inc.(a)(b)	102,142	566,888
Greenway Medical Technologies(a)(b)	15,318	249,837
GSE Systems Inc.(a)	33,886	77,938
Guidance Software Inc.(a)(b)	28,319	269,314
inContact Inc.(a)(b)	61,514	308,185
Innodata Inc.(a)	44,598	305,050
Majesco Entertainment Co.(a)(b)	79,994	159,988
Market Leader Inc.(a)	47,045	238,989
Mediware Information Systems(a)	9,270	135,342
Monotype Imaging Holdings Inc.(a)(b)	70,275	1,178,512
Official Payments Holdings Inc.(a)(b)	31,575	123,143
Omnicell Inc.(a)	63,798	934,003
Park City Group Inc.(a)(b)	14,043	55,470
PDF Solutions Inc.(a)(b)	46,778	461,699
Pervasive Software Inc.(a)(b)	28,103	210,491
Proofpoint Inc.(a)	12,184	206,519
PROS Holdings Inc.(a)(b)	41,664	700,788
QAD Inc. Class A(a)	14,099	200,488
Rosetta Stone Inc.(a)	19,935	275,900
Sapiens International Corp.(a)	27,387	98,593
Schawk Inc.	22,693	288,201
Scientific Learning Corp.(a)	36,854	60,072
SciQuest Inc.(a)	35,213	632,425
SeaChange International Inc.(a)(b)	54,672	449,951
Simulations Plus Inc.	17,496	72,783
Smith Micro Software Inc.(a)(b)	62,459	114,925
SoundBite Communications Inc.(a)(b)	15,573	40,957

		13,285,300
TELECOMMUNICATIONS—3.65%
8x8 Inc.(a)	137,400	577,080
Alaska Communications Systems Group Inc.(b)	88,141	185,096
Alliance Fiber Optic Products Inc.(a)	14,465	129,317
Anaren Inc.(a)	28,719	562,892
Aviat Networks Inc.(a)	115,386	323,081
Aware Inc.(b)	27,363	176,491
CalAmp Corp.(a)	55,897	409,725
Cbeyond Inc.(a)	49,570	335,589
Clearfield Inc.(a)	23,824	114,593
ClearOne Communications Inc.(a)	13,752	56,246

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Communications Systems Inc.	15,186	169,628
Consolidated Communications Holdings Inc.	55,929	827,749
Crossroads Systems Inc.(a)	23,149	99,772
Extreme Networks Inc.(a)(b)	178,472	613,944
Fairpoint Communications Inc.(a)(b)	39,063	240,237
General Communication Inc. Class A(a)	70,040	582,032
Globecomm Systems Inc.(a)(b)	43,890	445,045
Glowpoint Inc.(a)	48,851	103,076
Hawaiian Telcom Holdco Inc.(a)	19,632	383,020
Hickory Tech Corp.	28,816	320,146
I.D. Systems Inc.(a)(b)	19,257	84,346
IDT Corp. Class B	28,357	278,182
KVH Industries Inc.(a)(b)	28,776	359,700
Lantronix Inc.(a)	21,007	42,854
Lumos Networks Corp.	28,978	273,842
Micronetics Inc.(a)	11,402	167,837
Multiband Corp.(a)	42,573	101,324
Neonode Inc.(a)	44,132	271,412
NeoPhotonics Corp.(a)	37,154	183,541
Network Equipment Technologies Inc.(a)(b)	59,481	77,920
Novatel Wireless Inc.(a)	62,825	156,434
Numerex Corp. Class A(a)(b)	20,850	193,905
Oclaro Inc.(a)(b)	95,978	291,773
Oplink Communications Inc.(a)(b)	36,079	488,149
Opnext Inc.(a)(b)	96,717	121,863
ORBCOMM Inc.(a)(b)	71,964	234,603
ParkerVision Inc.(a)(b)	147,024	349,917
Preformed Line Products Co.	4,434	256,773
Primus Telecommunications Group Inc.	24,169	376,311
Procera Networks Inc.(a)(b)	36,842	895,629
RigNet Inc.(a)	25,339	440,645
Shenandoah Telecommunications Co.	46,103	627,462
ShoreTel Inc.(a)(b)	90,599	396,824
SureWest Communications	27,424	577,824
Symmetricom Inc.(a)	82,214	492,462
TeleNav Inc.(a)	32,058	196,515
Telular Corp.	33,691	311,305
TESSCO Technologies Inc.	10,891	240,147
UniTek Global Services Inc.(a)(b)	30,904	77,569
USA Mobility Inc.	45,638	586,905
Vringo Inc.(a)	27,406	105,787
Warwick Valley Telephone Co.	15,117	199,242
Westell Technologies Inc. Class A(a)(b)	101,115	240,654

		16,354,415
TEXTILES—0.09%
Crown Crafts Inc.	18,551	102,773
Culp Inc.	19,136	196,144
Dixie Group Inc.(a)	22,855	86,849

		385,766
TRANSPORTATION—2.05%
Air Transport Services Group Inc.(a)(b)	100,095	520,494
Arkansas Best Corp.	48,334	609,008
Baltic Trading Ltd.	38,204	131,422
CAI International Inc.(a)(b)	24,421	485,489
Celadon Group Inc.	37,728	617,985
Covenant Transportation Group Class A(a)	21,669	80,609
Eagle Bulk Shipping Inc.(a)(b)	30,522	96,450
Echo Global Logistics Inc.(a)	29,228	557,086
Excel Maritime Carriers Ltd.(a)(b)	82,015	45,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

Genco Shipping & Trading Ltd.(a)(b)	57,820	176,351
International Shipholding Corp.	12,762	240,691
Knightsbridge Tankers Ltd.	45,848	373,203
P.A.M. Transportation Services Inc.	10,467	101,007
Pacer International Inc.(a)	68,758	372,668
Patriot Transportation Holding Inc.(a)(b)	10,787	253,818
PHI Inc.(a)(b)	25,421	706,958
Quality Distribution Inc.(a)	41,419	459,337
Rand Logistics Inc.(a)(b)	37,470	318,495
Roadrunner Transportation Systems Inc.(a)	25,064	423,331
Saia Inc.(a)	30,390	665,237
Scorpio Tankers Inc.(a)(b)	71,481	456,764
Teekay Tankers Ltd. Class A	116,588	531,641
Ultrapetrol (Bahamas) Ltd.(a)(b)	47,539	56,096
Universal Truckload Services Inc.	11,602	175,480
USA Truck Inc.(a)(b)	19,533	92,000
XPO Logistics Inc.(a)(b)	33,950	570,360
YRC Worldwide Inc.(a)	13,970	98,349

		9,215,847
TRUCKING & LEASING—0.21%
Greenbrier Companies Inc. (The)(a)(b)	42,866	753,584
Willis Lease Finance Corp.(a)(b)	14,710	181,227

		934,811
VENTURE CAPITAL—0.46%
Fidus Investment Corp.(b)	19,068	289,261
GSV Capital Corp.(a)(b)	35,552	330,634
Harris & Harris Group Inc.(a)(b)	62,162	236,216
Hercules Technology Growth Capital Inc.	92,960	1,054,166
Keating Capital Inc.(a)	18,606	140,289

		2,050,566
WATER—0.63%
Artesian Resources Corp. Class A	18,198	391,985
Connecticut Water Service Inc.	17,530	508,019
Consolidated Water Co. Ltd.	29,882	247,722
Middlesex Water Co.	31,298	594,662
SJW Corp.	25,891	621,643
York Water Co. (The)	26,951	482,153

		2,846,184

TOTAL COMMON STOCKS
(Cost: $518,032,557)		447,247,933

INVESTMENT COMPANIES—0.07%

CLOSED-END FUNDS—0.07%
Firsthand Technology Value Fund Inc.(a)	16,448	290,472

		290,472

TOTAL INVESTMENT COMPANIES
(Cost: $312,243)		290,472

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2012

SHORT-TERM INVESTMENTS—19.17%

MONEY MARKET FUNDS—19.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	79,241,945	79,241,945
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	5,593,548	5,593,548
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	1,139,432	1,139,432

		85,974,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,974,925)		85,974,925

TOTAL INVESTMENTS IN SECURITIES—118.96%
(Cost: $604,319,725)		533,513,330

Other Assets, Less Liabilities—(18.96)%		(85,020,592)

NET ASSETS—100.00%		$448,492,738

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.50%
Clear Channel Outdoor Holdings Inc. Class A(a)	59,410	$357,648
Interpublic Group of Companies Inc. (The)	623,317	6,762,989
Lamar Advertising Co. Class A(a)	109,926	3,143,884
Omnicom Group Inc.	384,530	18,688,158

		28,952,679
AEROSPACE & DEFENSE—1.24%
Alliant Techsystems Inc.	47,498	2,401,974
BE Aerospace Inc.(a)	137,731	6,013,336
Exelis Inc.	266,830	2,630,944
Goodrich Corp.	177,606	22,538,201
L-3 Communications Holdings Inc.	137,011	10,140,184
Rockwell Collins Inc.	203,958	10,065,327
Spirit AeroSystems Holdings Inc. Class A(a)	167,071	3,981,302
TransDigm Group Inc.(a)	71,828	9,646,500
Triumph Group Inc.	70,858	3,987,180

		71,404,948
AGRICULTURE—0.65%
Bunge Ltd.(b)	206,363	12,947,215
Lorillard Inc.	184,091	24,290,807

		37,238,022
AIRLINES—0.67%
Copa Holdings SA Class A	47,027	3,878,787
Delta Air Lines Inc.(a)	1,201,138	13,152,461
Southwest Airlines Co.	1,079,524	9,953,211
United Continental Holdings Inc.(a)(b)	466,895	11,359,556

		38,344,015
APPAREL—0.85%
Carter’s Inc.(a)	68,859	3,621,983
Deckers Outdoor Corp.(a)(b)	54,285	2,389,083
Hanesbrands Inc.(a)(b)	137,410	3,810,379
Michael Kors Holdings Ltd.(a)(b)	120,126	5,026,072
Ralph Lauren Corp.	87,229	12,217,294
Under Armour Inc. Class A(a)(b)	55,087	5,204,620
VF Corp.	123,631	16,498,557

		48,767,988
AUTO MANUFACTURERS—0.48%
Navistar International Corp.(a)(b)	86,526	2,454,742
Oshkosh Corp.(a)	129,238	2,707,536
PACCAR Inc.	503,099	19,716,450
Tesla Motors Inc.(a)(b)	93,420	2,923,112

		27,801,840
AUTO PARTS & EQUIPMENT—0.79%
Allison Transmission Holdings Inc.	35,149	617,216
BorgWarner Inc.(a)(b)	161,736	10,608,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Delphi Automotive PLC(a)(b)	462,993	11,806,321
Goodyear Tire & Rubber Co. (The)(a)	344,654	4,070,364
Lear Corp.	140,245	5,291,444
TRW Automotive Holdings Corp.(a)	141,717	5,209,517
Visteon Corp.(a)	75,036	2,813,850
WABCO Holdings Inc.(a)	90,704	4,800,963

		45,217,939
BANKS—3.07%
Associated Banc-Corp	245,162	3,233,687
Bank of Hawaii Corp.	64,182	2,949,163
BOK Financial Corp.	36,972	2,151,770
CapitalSource Inc.	327,594	2,201,432
CIT Group Inc.(a)	282,352	10,063,025
City National Corp.	65,731	3,193,212
Comerica Inc.	276,640	8,495,614
Commerce Bancshares Inc.	105,768	4,008,607
Cullen/Frost Bankers Inc.	75,018	4,312,785
East West Bancorp Inc.	203,557	4,775,447
Fifth Third Bancorp	1,297,720	17,389,448
First Citizens BancShares Inc. Class A	7,191	1,198,380
First Horizon National Corp.	356,191	3,081,052
First Republic Bank(a)	144,681	4,861,282
Fulton Financial Corp.	286,806	2,865,192
Huntington Bancshares Inc.	1,216,480	7,785,472
KeyCorp	1,340,204	10,373,179
M&T Bank Corp.	178,826	14,765,663
Northern Trust Corp.	304,768	14,025,423
Popular Inc.(a)	145,068	2,409,580
Regions Financial Corp.	1,992,229	13,447,546
Signature Bank(a)	69,077	4,211,625
SunTrust Banks Inc.	759,596	18,405,011
SVB Financial Group(a)	62,925	3,694,956
Synovus Financial Corp.	1,108,640	2,195,107
TCF Financial Corp.	231,825	2,661,351
Valley National Bancorp(b)	281,526	2,984,176
Zions Bancorp	259,279	5,035,198

		176,774,383
BEVERAGES—1.47%
Beam Inc.	222,776	13,921,272
Brown-Forman Corp. Class B NVS	141,136	13,669,022
Coca-Cola Enterprises Inc.	421,867	11,829,151
Constellation Brands Inc. Class A(a)	221,265	5,987,431
Dr Pepper Snapple Group Inc.	299,550	13,105,312
Green Mountain Coffee Roasters Inc.(a)(b)	195,665	4,261,584
Molson Coors Brewing Co. Class B NVS	180,187	7,497,581
Monster Beverage Corp.(a)	203,306	14,475,387

		84,746,740
BIOTECHNOLOGY—1.79%
Alexion Pharmaceuticals Inc.(a)	270,937	26,904,044
Amylin Pharmaceuticals Inc.(a)	230,378	6,503,571
ARIAD Pharmaceuticals Inc.(a)	235,444	4,051,991
Bio-Rad Laboratories Inc. Class A(a)	28,928	2,893,089
Charles River Laboratories International Inc.(a)	67,972	2,226,763
Human Genome Sciences Inc.(a)(b)	275,795	3,621,188
Illumina Inc.(a)	173,661	7,014,168
Incyte Corp.(a)	137,118	3,112,579
Life Technologies Corp.(a)	252,713	11,369,558

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Myriad Genetics Inc.(a)(b)	119,678	2,844,746
Regeneron Pharmaceuticals Inc.(a)(b)	108,946	12,443,812
United Therapeutics Corp.(a)(b)	72,008	3,555,755
Vertex Pharmaceuticals Inc.(a)	297,861	16,656,387

		103,197,651
BUILDING MATERIALS—0.46%
Armstrong World Industries Inc.	30,128	1,481,092
Fortune Brands Home & Security Inc.(a)	223,974	4,987,901
Lennox International Inc.	71,837	3,349,759
Martin Marietta Materials Inc.	64,414	5,077,112
Masco Corp.	502,365	6,967,803
Owens Corning(a)	171,234	4,887,018

		26,750,685
CHEMICALS—2.96%
Airgas Inc.	96,602	8,115,534
Albemarle Corp.	125,449	7,481,778
Ashland Inc.	110,356	7,648,774
Cabot Corp.	89,339	3,636,097
Celanese Corp. Series A	220,027	7,617,335
CF Industries Holdings Inc.	92,621	17,944,393
Cytec Industries Inc.	64,771	3,798,171
Eastman Chemical Co.	193,957	9,769,614
FMC Corp.	192,800	10,310,944
Huntsman Corp.	269,407	3,486,127
International Flavors & Fragrances Inc.	114,056	6,250,269
Intrepid Potash Inc.(a)(b)	75,242	1,712,508
Kronos Worldwide Inc.(b)	26,977	425,967
NewMarket Corp.	12,518	2,711,399
PPG Industries Inc.	214,797	22,794,258
Rockwood Holdings Inc.	96,682	4,287,847
RPM International Inc.	185,151	5,036,107
Sherwin-Williams Co. (The)	122,654	16,233,257
Sigma-Aldrich Corp.	170,985	12,640,921
Solutia Inc.	172,930	4,850,686
Valspar Corp. (The)	130,998	6,876,085
W.R. Grace & Co.(a)	105,766	5,335,895
Westlake Chemical Corp.	27,521	1,438,247

		170,402,213
COAL—0.45%
Alpha Natural Resources Inc.(a)	310,622	2,705,517
CONSOL Energy Inc.	319,954	9,675,409
Peabody Energy Corp.	383,094	9,393,465
Walter Energy Inc.	88,005	3,886,301

		25,660,692
COMMERCIAL SERVICES—3.12%
Aaron’s Inc.	107,206	3,035,002
Alliance Data Systems Corp.(a)(b)	70,798	9,557,730
Apollo Group Inc. Class A(a)	143,851	5,205,968
Booz Allen Hamilton Holding Corp.	33,975	519,138
CoreLogic Inc.(a)	152,702	2,795,974
Corrections Corp. of America	140,824	4,147,267
DeVry Inc.	92,367	2,860,606
Equifax Inc.	169,354	7,891,896
FleetCor Technologies Inc.(a)	67,627	2,369,650
Gartner Inc.(a)(b)	131,276	5,651,432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Genpact Ltd.(a)	180,725	3,005,457
Global Payments Inc.	110,602	4,781,324
H&R Block Inc.	413,042	6,600,411
Hertz Global Holdings Inc.(a)(b)	353,044	4,518,963
Iron Mountain Inc.	212,904	7,017,316
ITT Educational Services Inc.(a)(b)	34,091	2,071,028
KAR Auction Services Inc.(a)	42,089	723,510
Lender Processing Services Inc.	119,163	3,012,441
Manpower Inc.	112,928	4,138,811
Moody’s Corp.	275,808	10,080,782
Morningstar Inc.	33,224	1,921,676
Paychex Inc.	457,960	14,384,524
Quanta Services Inc.(a)	294,012	7,076,869
R.R. Donnelley & Sons Co.(b)	254,232	2,992,311
Robert Half International Inc.	201,202	5,748,341
Rollins Inc.	88,390	1,977,284
SAIC Inc.	399,799	4,845,564
SEI Investments Co.	193,358	3,845,891
Service Corp. International	305,834	3,783,167
Total System Services Inc.	228,062	5,457,524
Towers Watson & Co. Class A	86,127	5,159,007
United Rentals Inc.(a)	133,239	4,535,455
Vantiv Inc. Class A(a)	54,170	1,261,619
Verisk Analytics Inc. Class A(a)	207,391	10,216,081
Weight Watchers International Inc.(a)	36,831	1,899,006
Western Union Co.	866,210	14,586,976

		179,676,001
COMPUTERS—2.02%
Brocade Communications Systems Inc.(a)	646,506	3,187,275
Cadence Design Systems Inc.(a)(b)	390,251	4,288,858
Computer Sciences Corp.	218,439	5,421,656
Diebold Inc.	88,761	3,276,169
DST Systems Inc.	47,053	2,555,448
Fortinet Inc.(a)	185,453	4,306,219
Fusion-io Inc.(a)(b)	93,376	1,950,625
IHS Inc. Class A(a)(b)	71,156	7,665,636
Jack Henry & Associates Inc.	124,038	4,281,792
Lexmark International Inc. Class A	101,681	2,702,681
MICROS Systems Inc.(a)(b)	113,052	5,788,262
NCR Corp.(a)	223,552	5,081,337
NetApp Inc.(a)	511,994	16,291,649
Riverbed Technology Inc.(a)(b)	225,996	3,649,835
SanDisk Corp.(a)	344,714	12,575,167
Synopsys Inc.(a)	205,159	6,037,829
Teradata Corp.(a)	237,948	17,134,635
Western Digital Corp.(a)	330,514	10,074,067

		116,269,140
COSMETICS & PERSONAL CARE—0.17%
Avon Products Inc.	607,270	9,843,847

		9,843,847
DISTRIBUTION & WHOLESALE—1.25%
Arrow Electronics Inc.(a)(b)	157,002	5,151,235
Fastenal Co.	418,115	16,854,216
Fossil Inc.(a)	77,516	5,933,075
Genuine Parts Co.	219,912	13,249,698
Ingram Micro Inc. Class A(a)	214,594	3,748,957
LKQ Corp.(a)	207,363	6,925,924

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

MRC Global Inc.(a)	30,576	650,657
W.W. Grainger Inc.	82,533	15,783,611
WESCO International Inc.(a)(b)	61,407	3,533,973

		71,831,346
DIVERSIFIED FINANCIAL SERVICES—2.55%
Affiliated Managers Group Inc.(a)	72,239	7,906,559
Air Lease Corp.(a)	93,230	1,807,730
Ameriprise Financial Inc.	308,776	16,136,634
CBOE Holdings Inc.	124,549	3,447,516
E*TRADE Financial Corp.(a)	407,704	3,277,940
Eaton Vance Corp.	162,631	4,382,906
Federated Investors Inc. Class B(b)	131,220	2,867,157
Interactive Brokers Group Inc. Class A	57,617	848,122
IntercontinentalExchange Inc.(a)	102,831	13,982,959
Invesco Ltd.	633,549	14,318,207
Janus Capital Group Inc.	267,857	2,094,642
Jefferies Group Inc.	198,472	2,578,151
Lazard Ltd. Class A(b)	162,410	4,221,036
Legg Mason Inc.	198,739	5,240,747
LPL Financial Holdings Inc.	72,287	2,441,132
NASDAQ OMX Group Inc. (The)	164,082	3,719,739
NYSE Euronext Inc.	357,229	9,137,918
Raymond James Financial Inc.	159,280	5,453,747
SLM Corp.	685,798	10,773,887
T. Rowe Price Group Inc.	359,805	22,653,323
TD Ameritrade Holding Corp.	328,654	5,587,118
Waddell & Reed Financial Inc. Class A	121,629	3,682,926

		146,560,096
ELECTRIC—4.42%
AES Corp. (The)(a)	907,939	11,648,857
Alliant Energy Corp.	156,100	7,113,477
Ameren Corp.	343,358	11,516,227
Calpine Corp.(a)	571,165	9,429,934
CMS Energy Corp.	368,995	8,671,383
DTE Energy Co.	240,399	14,262,873
Edison International	459,548	21,231,118
Entergy Corp.	250,105	16,979,628
Great Plains Energy Inc.	191,982	4,110,335
Hawaiian Electric Industries Inc.	136,074	3,880,830
Integrys Energy Group Inc.	110,156	6,264,572
ITC Holdings Corp.	72,320	4,983,571
MDU Resources Group Inc.	265,735	5,742,533
National Fuel Gas Co.	102,043	4,793,980
Northeast Utilities	442,705	17,181,381
NRG Energy Inc.(a)	320,546	5,564,679
NV Energy Inc.	332,106	5,838,423
OGE Energy Corp.	138,685	7,182,496
Pepco Holdings Inc.	321,203	6,285,943
Pinnacle West Capital Corp.	153,964	7,966,097
PPL Corp.	818,104	22,751,472
Progress Energy Inc.	762	45,850
SCANA Corp.	164,809	7,884,463
TECO Energy Inc.	303,546	5,482,041
Westar Energy Inc.	178,798	5,355,000
Wisconsin Energy Corp.	325,827	12,892,974
Xcel Energy Inc.	687,012	19,518,011

		254,578,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

ELECTRICAL COMPONENTS & EQUIPMENT—0.57%
AMETEK Inc.	226,011	11,280,209
Energizer Holdings Inc.(a)	91,995	6,922,624
General Cable Corp.(a)(b)	70,316	1,823,997
GrafTech International Ltd.(a)(b)	178,769	1,725,121
Hubbell Inc. Class B	83,332	6,494,896
Molex Inc.	196,008	4,692,431

		32,939,278
ELECTRONICS—1.70%
Agilent Technologies Inc.	490,317	19,240,039
Amphenol Corp. Class A	229,187	12,586,950
Avnet Inc.(a)	204,080	6,297,909
AVX Corp.	69,352	741,373
FLIR Systems Inc.	217,138	4,234,191
Garmin Ltd.	153,388	5,873,226
Gentex Corp.	203,067	4,238,008
Itron Inc.(a)(b)	57,300	2,363,052
Jabil Circuit Inc.	260,629	5,298,587
Mettler-Toledo International Inc.(a)(b)	44,242	6,895,116
National Instruments Corp.	132,872	3,568,942
PerkinElmer Inc.	160,378	4,137,752
Tech Data Corp.(a)(b)	56,227	2,708,455
Trimble Navigation Ltd.(a)(b)	175,964	8,096,104
Vishay Intertechnology Inc.(a)(b)	200,704	1,892,639
Waters Corp.(a)	124,997	9,933,512

		98,105,855
ENGINEERING & CONSTRUCTION—0.72%
AECOM Technology Corp.(a)	161,598	2,658,287
Chicago Bridge & Iron Co. NV	136,500	5,181,540
Fluor Corp.	239,323	11,808,197
Jacobs Engineering Group Inc.(a)	182,531	6,910,624
KBR Inc.	208,879	5,161,400
McDermott International Inc.(a)	331,922	3,697,611
Shaw Group Inc. (The)(a)	94,381	2,577,545
URS Corp.	106,689	3,721,312

		41,716,516
ENTERTAINMENT—0.47%
Bally Technologies Inc.(a)(b)	60,771	2,835,575
Cinemark Holdings Inc.	163,362	3,732,821
Dolby Laboratories Inc. Class A(a)(b)	71,113	2,936,967
DreamWorks Animation SKG Inc. Class A(a)(b)	95,864	1,827,168
International Game Technology	415,369	6,542,062
Madison Square Garden Inc. Class A(a)	85,441	3,198,911
Penn National Gaming Inc.(a)	92,824	4,139,022
Regal Entertainment Group Class A	112,429	1,547,023

		26,759,549
ENVIRONMENTAL CONTROL—0.59%
Clean Harbors Inc.(a)	67,591	3,813,484
Covanta Holding Corp.	153,513	2,632,748
Republic Services Inc.	426,344	11,281,062
Stericycle Inc.(a)(b)	119,617	10,965,291
Waste Connections Inc.	173,638	5,195,249

		33,887,834

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

FOOD—3.12%
Campbell Soup Co.	245,683	8,200,899
ConAgra Foods Inc.	586,835	15,216,632
Dean Foods Co.(a)	259,799	4,424,377
Flowers Foods Inc.	157,963	3,669,480
Fresh Market Inc. (The)(a)	39,492	2,117,956
H.J. Heinz Co.	451,195	24,535,984
Hershey Co. (The)	212,030	15,272,521
Hillshire Brands Co.	166,517	4,827,328
Hormel Foods Corp.	189,232	5,756,437
Ingredion Inc.	107,560	5,326,371
J.M. Smucker Co. (The)	157,510	11,895,155
Kroger Co. (The)	791,239	18,348,832
McCormick & Co. Inc. NVS	186,408	11,305,645
Ralcorp Holdings Inc.(a)	77,716	5,186,766
Safeway Inc.(b)	338,279	6,139,764
Smithfield Foods Inc.(a)	226,744	4,904,473
Tyson Foods Inc. Class A	408,834	7,698,344
Whole Foods Market Inc.	258,911	24,679,397

		179,506,361
FOREST PRODUCTS & PAPER—0.50%
Domtar Corp.	50,892	3,903,925
International Paper Co.	616,828	17,832,498
MeadWestvaco Corp.	244,559	7,031,071

		28,767,494
GAS—1.22%
AGL Resources Inc.	165,054	6,395,843
Atmos Energy Corp.	126,776	4,446,034
CenterPoint Energy Inc.	604,338	12,491,666
NiSource Inc.	399,458	9,886,585
Questar Corp.	250,836	5,232,439
Sempra Energy	339,911	23,413,070
UGI Corp.	158,177	4,655,149
Vectren Corp.	115,534	3,410,564

		69,931,350
HAND & MACHINE TOOLS—0.57%
Kennametal Inc.	112,769	3,738,292
Lincoln Electric Holdings Inc.	117,813	5,159,031
Regal Beloit Corp.	54,677	3,404,190
Snap-on Inc.	81,787	5,091,241
Stanley Black & Decker Inc.	241,426	15,538,178

		32,930,932
HEALTH CARE - PRODUCTS—2.90%
Alere Inc.(a)	111,368	2,164,994
Boston Scientific Corp.(a)	2,009,638	11,394,647
Bruker Corp.(a)(b)	128,968	1,716,564
C.R. Bard Inc.	118,716	12,754,847
CareFusion Corp.(a)	312,123	8,015,319
Cooper Companies Inc. (The)	67,111	5,352,773
Edwards Lifesciences Corp.(a)	161,809	16,714,870
Gen-Probe Inc.(a)(b)	64,166	5,274,445
Henry Schein Inc.(a)(b)	126,364	9,918,310
Hill-Rom Holdings Inc.	87,509	2,699,653

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Hologic Inc.(a)	372,230	6,715,029
Hospira Inc.(a)(b)	232,280	8,125,154
IDEXX Laboratories Inc.(a)(b)	77,421	7,442,481
QIAGEN NV(a)(b)	331,441	5,535,065
ResMed Inc.(a)	200,853	6,266,614
Sirona Dental Systems Inc.(a)	78,346	3,526,353
St. Jude Medical Inc.	442,642	17,665,842
TECHNE Corp.	51,881	3,849,570
Teleflex Inc.	58,100	3,538,871
Thoratec Corp.(a)	83,865	2,816,187
Varian Medical Systems Inc.(a)(b)	156,786	9,527,885
Zimmer Holdings Inc.	248,788	16,011,996

		167,027,469
HEALTH CARE - SERVICES—2.24%
AMERIGROUP Corp.(a)(b)	68,872	4,539,354
Brookdale Senior Living Inc.(a)(b)	139,370	2,472,424
Cigna Corp.	406,862	17,901,928
Community Health Systems Inc.(a)	128,151	3,592,073
Covance Inc.(a)(b)	78,124	3,738,233
Coventry Health Care Inc.	200,980	6,389,154
DaVita Inc.(a)	132,930	13,055,055
HCA Holdings Inc.	233,506	7,105,588
Health Management Associates Inc. Class A(a)(b)	366,897	2,880,141
Health Net Inc.(a)	117,427	2,849,953
Humana Inc.	230,282	17,833,038
Laboratory Corp. of America Holdings(a)(b)	136,927	12,680,810
LifePoint Hospitals Inc.(a)	69,716	2,856,962
Lincare Holdings Inc.	121,718	4,140,846
MEDNAX Inc.(a)(b)	69,793	4,783,612
Quest Diagnostics Inc.	224,328	13,437,247
Tenet Healthcare Corp.(a)	590,631	3,094,906
Universal Health Services Inc. Class B	125,929	5,435,096

		128,786,420
HOLDING COMPANIES - DIVERSIFIED—0.27%
American Capital Ltd.(a)	468,315	4,715,932
Ares Capital Corp.	312,343	4,984,994
Leucadia National Corp.	277,744	5,907,615

		15,608,541
HOME BUILDERS—0.58%
D.R. Horton Inc.	391,043	7,187,370
Lennar Corp. Class A	227,636	7,036,229
NVR Inc.(a)	7,133	6,063,050
PulteGroup Inc.(a)(b)	481,818	5,155,453
Thor Industries Inc.	60,599	1,661,018
Toll Brothers Inc.(a)(b)	202,285	6,013,933

		33,117,053
HOME FURNISHINGS—0.22%
Harman International Industries Inc.	99,289	3,931,844
Tempur-Pedic International Inc.(a)(b)	87,991	2,058,110
Whirlpool Corp.	108,693	6,647,664

		12,637,618
HOUSEHOLD PRODUCTS & WARES—0.69%
Avery Dennison Corp.	145,961	3,990,574

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Church & Dwight Co. Inc.	195,284	10,832,404
Clorox Co. (The)	183,890	13,324,669
Jarden Corp.	112,359	4,721,325
Scotts Miracle-Gro Co. (The) Class A	59,306	2,438,663
Tupperware Brands Corp.	78,737	4,311,638

		39,619,273
HOUSEWARES—0.18%
Newell Rubbermaid Inc.	407,788	7,397,274
Toro Co. (The)	42,188	3,091,959

		10,489,233
INSURANCE—4.19%
Alleghany Corp.(a)	23,920	8,126,820
Allied World Assurance Co. Holdings Ltd.	51,211	4,069,738
American Financial Group Inc.	121,261	4,757,069
American National Insurance Co.	9,966	710,277
Aon PLC	460,413	21,538,120
Arch Capital Group Ltd.(a)	190,542	7,562,612
Arthur J. Gallagher & Co.	166,802	5,849,746
Aspen Insurance Holdings Ltd.	102,090	2,950,401
Assurant Inc.	120,757	4,207,174
Assured Guaranty Ltd.	227,319	3,205,198
Axis Capital Holdings Ltd.	154,104	5,016,085
Brown & Brown Inc.	164,634	4,489,569
Cincinnati Financial Corp.	205,366	7,818,284
CNA Financial Corp.	36,067	999,777
Endurance Specialty Holdings Ltd.	61,224	2,346,104
Erie Indemnity Co. Class A	36,433	2,608,967
Everest Re Group Ltd.	74,533	7,713,420
Fidelity National Financial Inc. Class A	313,521	6,038,414
Genworth Financial Inc. Class A(a)	692,354	3,918,724
Hanover Insurance Group Inc. (The)	63,546	2,486,555
Hartford Financial Services Group Inc. (The)	619,890	10,928,661
HCC Insurance Holdings Inc.	142,488	4,474,123
Kemper Corp.	68,281	2,099,641
Lincoln National Corp.	401,361	8,777,765
Markel Corp.(a)	13,582	5,999,169
MBIA Inc.(a)	199,817	2,160,022
Mercury General Corp.	37,804	1,575,293
Old Republic International Corp.	365,444	3,029,531
PartnerRe Ltd.	90,817	6,872,122
Principal Financial Group Inc.	421,955	11,067,880
ProAssurance Corp.	43,577	3,882,275
Progressive Corp. (The)	862,532	17,966,541
Protective Life Corp.	114,162	3,357,504
Reinsurance Group of America Inc.	103,740	5,520,005
RenaissanceRe Holdings Ltd.	72,856	5,537,785
StanCorp Financial Group Inc.	63,656	2,365,457
Torchmark Corp.	138,511	7,001,731
Unum Group	402,148	7,693,091
Validus Holdings Ltd.	140,997	4,516,134
W.R. Berkley Corp.	156,113	6,075,918
White Mountains Insurance Group Ltd.	8,352	4,357,656
XL Group PLC	438,320	9,222,253

		240,893,611
INTERNET—1.98%
AOL Inc.(a)(b)	131,756	3,699,708
Equinix Inc.(a)(b)	67,813	11,911,353

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Expedia Inc.	123,038	5,914,437
F5 Networks Inc.(a)	111,633	11,114,182
Groupon Inc.(a)	63,462	674,601
HomeAway Inc.(a)(b)	43,955	955,582
IAC/InterActiveCorp	103,182	4,705,099
Liberty Interactive Corp. Series A(a)	789,555	14,046,183
LinkedIn Corp. Class A(a)	87,355	9,283,216
Netflix Inc.(a)(b)	78,139	5,350,177
Pandora Media Inc.(a)(b)	140,822	1,530,735
Rackspace Hosting Inc.(a)(b)	154,288	6,779,415
Splunk Inc.(a)	20,876	586,616
Symantec Corp.(a)	1,016,608	14,852,643
TIBCO Software Inc.(a)	232,094	6,944,253
TripAdvisor Inc.(a)(b)	115,049	5,141,540
VeriSign Inc.(a)	222,144	9,678,814
Zynga Inc. Class A(a)(b)	186,155	1,012,683

		114,181,237
IRON & STEEL—0.87%
Allegheny Technologies Inc.	150,797	4,808,916
Carpenter Technology Corp.	62,590	2,994,306
Cliffs Natural Resources Inc.	200,345	9,875,005
Commercial Metals Co.	160,549	2,029,339
Nucor Corp.	447,678	16,966,996
Reliance Steel & Aluminum Co.	105,759	5,340,830
Steel Dynamics Inc.	308,634	3,626,450
United States Steel Corp.(b)	202,815	4,177,989

		49,819,831
LEISURE TIME—0.47%
Harley-Davidson Inc.	326,556	14,933,406
Polaris Industries Inc.	91,025	6,506,467
Royal Caribbean Cruises Ltd.	214,597	5,585,960

		27,025,833
LODGING—1.07%
Choice Hotels International Inc.	37,741	1,506,998
Hyatt Hotels Corp. Class A(a)	63,734	2,368,355
Marriott International Inc. Class A	359,340	14,086,128
MGM Resorts International(a)	562,835	6,281,239
Starwood Hotels & Resorts Worldwide Inc.	278,779	14,786,438
Wyndham Worldwide Corp.	205,147	10,819,453
Wynn Resorts Ltd.	112,426	11,660,825

		61,509,436
MACHINERY—1.60%
AGCO Corp.(a)	137,648	6,294,643
Babcock & Wilcox Co. (The)(a)	167,049	4,092,700
CNH Global NV(a)(b)	39,531	1,536,175
Flowserve Corp.	76,851	8,818,652
Gardner Denver Inc.	70,553	3,732,959
Graco Inc.	85,133	3,922,929
IDEX Corp.	118,286	4,610,788
Joy Global Inc.	148,893	8,446,700
Manitowoc Co. Inc. (The)	183,170	2,143,089
Nordson Corp.	91,329	4,684,264
Rockwell Automation Inc.	201,821	13,332,295
Roper Industries Inc.	137,427	13,547,554
Terex Corp.(a)(b)	155,647	2,775,186

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Wabtec Corp.	67,803	5,289,312
Xylem Inc.	260,903	6,566,929
Zebra Technologies Corp. Class A(a)	74,257	2,551,471

		92,345,646
MANUFACTURING—2.54%
AptarGroup Inc.	93,718	4,784,304
Carlisle Companies Inc.	87,466	4,637,447
Colfax Corp.(a)	60,299	1,662,443
Cooper Industries PLC	224,729	15,322,023
Crane Co.	69,015	2,510,766
Donaldson Co. Inc.	209,453	6,989,447
Dover Corp.	259,623	13,918,389
Eaton Corp.	476,307	18,876,046
Harsco Corp.	113,670	2,316,595
Ingersoll-Rand PLC	421,732	17,788,656
ITT Corp.	130,215	2,291,784
Leggett & Platt Inc.	197,427	4,171,633
Pall Corp.	162,852	8,925,918
Parker Hannifin Corp.	213,056	16,379,745
Pentair Inc.	139,397	5,336,117
Polypore International Inc.(a)(b)	66,581	2,689,207
SPX Corp.	71,313	4,658,165
Textron Inc.	394,190	9,803,505
Trinity Industries Inc.	113,178	2,827,187

		145,889,377
MEDIA—2.19%
AMC Networks Inc. Class A(a)	79,895	2,840,267
Cablevision NY Group Class A	283,409	3,766,506
Charter Communications Inc. Class A(a)	68,661	4,866,005
Discovery Communications Inc. Series A(a)	359,706	19,424,124
DISH Network Corp. Class A	287,326	8,203,157
FactSet Research Systems Inc.	63,207	5,874,458
Gannett Co. Inc.	330,855	4,873,494
John Wiley & Sons Inc. Class A	66,167	3,241,521
Liberty Global Inc. Series A(a)	370,241	18,375,061
Liberty Media Corp. Series A(a)	153,426	13,487,680
McGraw-Hill Companies Inc. (The)	394,798	17,765,910
Nielsen Holdings NV(a)	172,630	4,526,359
Scripps Networks Interactive Inc. Class A	119,507	6,795,168
Sirius XM Radio Inc.(a)(b)	5,345,035	9,888,315
Washington Post Co. (The) Class B	5,987	2,238,060

		126,166,085
METAL FABRICATE & HARDWARE—0.17%
Timken Co. (The)	122,955	5,630,110
Valmont Industries Inc.	33,192	4,015,236

		9,645,346
MINING—0.67%
Alcoa Inc.	1,504,589	13,165,154
Allied Nevada Gold Corp.(a)(b)	126,628	3,593,702
Compass Minerals International Inc.	46,606	3,555,106
Molycorp Inc.(a)(b)	91,171	1,964,735
Royal Gold Inc.	82,668	6,481,171
Tahoe Resources Inc.(a)	112,154	1,557,819
Titanium Metals Corp.	113,419	1,282,769

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Vulcan Materials Co.	182,059	7,229,563

		38,830,019
OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.(b)	239,481	3,585,031
Xerox Corp.	1,900,983	14,960,736

		18,545,767
OIL & GAS—5.35%
Atwood Oceanics Inc.(a)(b)	80,336	3,039,914
Cabot Oil & Gas Corp.	296,605	11,686,237
Cheniere Energy Inc.(a)	265,696	3,916,359
Chesapeake Energy Corp.	934,227	17,376,622
Cimarex Energy Co.	120,612	6,648,133
Cobalt International Energy Inc.(a)	260,543	6,122,760
Concho Resources Inc.(a)	147,128	12,523,535
Continental Resources Inc.(a)	59,403	3,957,428
Denbury Resources Inc.(a)	549,316	8,300,165
Diamond Offshore Drilling Inc.	96,843	5,726,327
Energen Corp.	101,560	4,583,403
EQT Corp.	185,022	9,922,730
EXCO Resources Inc.(b)	175,676	1,333,381
Helmerich & Payne Inc.	134,973	5,868,626
HollyFrontier Corp.	291,856	10,340,458
Kosmos Energy Ltd.(a)(b)	96,785	1,069,474
Laredo Petroleum Holdings Inc.(a)(b)	28,875	600,600
Marathon Petroleum Corp.	480,580	21,587,654
Murphy Oil Corp.	274,519	13,805,561
Nabors Industries Ltd.(a)	408,552	5,883,149
Newfield Exploration Co.(a)	189,755	5,561,719
Noble Energy Inc.	250,772	21,270,481
Patterson-UTI Energy Inc.	220,023	3,203,535
Pioneer Natural Resources Co.	173,848	15,335,132
Plains Exploration & Production Co.(a)	181,367	6,380,491
QEP Resources Inc.	250,972	7,521,631
Range Resources Corp.	229,118	14,175,531
Rowan Companies PLC(a)	174,768	5,650,249
SandRidge Energy Inc.(a)(b)	694,816	4,648,319
SM Energy Co.	90,337	4,436,450
Southwestern Energy Co.(a)	492,437	15,723,513
Sunoco Inc.	147,155	6,989,862
Tesoro Corp.(a)	197,569	4,931,322
Ultra Petroleum Corp.(a)(b)	215,296	4,966,879
Unit Corp.(a)	67,430	2,487,493
Valero Energy Corp.	780,192	18,841,637
Whiting Petroleum Corp.(a)	165,481	6,804,579
WPX Energy Inc.(a)	281,882	4,560,851

		307,782,190
OIL & GAS SERVICES—0.96%
Cameron International Corp.(a)	348,014	14,863,678
CARBO Ceramics Inc.(b)	27,648	2,121,431
Dresser-Rand Group Inc.(a)	106,485	4,742,842
FMC Technologies Inc.(a)	338,128	13,264,761
Oceaneering International Inc.	152,358	7,291,854
Oil States International Inc.(a)(b)	72,701	4,812,806
RPC Inc.(b)	83,683	994,991
SEACOR Holdings Inc.(a)	29,795	2,663,077

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Superior Energy Services Inc.(a)	223,865	4,528,789

		55,284,229
PACKAGING & CONTAINERS—0.83%
Ball Corp.	220,403	9,047,543
Bemis Co. Inc.	145,145	4,548,844
Crown Holdings Inc.(a)	209,419	7,222,861
Greif Inc. Class A	44,322	1,817,202
Owens-Illinois Inc.(a)	232,220	4,451,658
Packaging Corp. of America	138,100	3,899,944
Rock-Tenn Co. Class A	100,197	5,465,747
Sealed Air Corp.	273,318	4,220,030
Silgan Holdings Inc.	69,180	2,953,294
Sonoco Products Co.	141,634	4,270,265

		47,897,388
PHARMACEUTICALS—2.91%
AmerisourceBergen Corp.	357,557	14,069,868
BioMarin Pharmaceutical Inc.(a)(b)	172,837	6,840,889
Catalyst Health Solutions Inc.(a)	71,597	6,690,024
DENTSPLY International Inc.(b)	199,410	7,539,692
Endo Health Solutions Inc.(a)	164,961	5,110,492
Forest Laboratories Inc.(a)	375,708	13,146,023
Herbalife Ltd.	164,329	7,942,021
Mead Johnson Nutrition Co. Class A	287,580	23,153,066
Medivation Inc.(a)	51,434	4,701,068
Mylan Inc.(a)	606,212	12,954,750
Omnicare Inc.	159,039	4,966,788
Onyx Pharmaceuticals Inc.(a)	90,901	6,040,371
Patterson Companies Inc.	131,252	4,524,256
Perrigo Co.	131,767	15,539,282
Salix Pharmaceuticals Ltd.(a)	82,436	4,487,816
SXC Health Solutions Corp.(a)	96,863	9,609,778
VCA Antech Inc.(a)	125,138	2,750,533
Warner Chilcott PLC Class A(a)	235,905	4,227,418
Watson Pharmaceuticals Inc.(a)	180,162	13,330,186

		167,624,321
PIPELINES—0.22%
ONEOK Inc.	294,054	12,441,425

		12,441,425
REAL ESTATE—0.33%
CBRE Group Inc. Class A(a)	463,912	7,589,600
Forest City Enterprises Inc. Class A(a)	202,460	2,955,916
Howard Hughes Corp. (The)(a)	39,308	2,422,945
Jones Lang LaSalle Inc.	62,161	4,374,270
St. Joe Co. (The)(a)(b)	93,073	1,471,484

		18,814,215
REAL ESTATE INVESTMENT TRUSTS—8.31%
Alexandria Real Estate Equities Inc.	87,358	6,352,674
American Campus Communities Inc.	105,995	4,767,655
American Capital Agency Corp.	423,957	14,249,195
Annaly Capital Management Inc.(b)	1,374,653	23,066,677
Apartment Investment and Management Co. Class A(b)	187,411	5,065,719
AvalonBay Communities Inc.	134,561	19,037,690
BioMed Realty Trust Inc.	219,139	4,093,517

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Boston Properties Inc.	211,311	22,899,773
Brandywine Realty Trust	200,785	2,477,687
BRE Properties Inc. Class A	108,698	5,437,074
Camden Property Trust	112,943	7,642,853
CBL & Associates Properties Inc.	211,247	4,127,766
Chimera Investment Corp.	1,446,891	3,414,663
CommonWealth REIT	120,081	2,295,949
Corporate Office Properties Trust(b)	99,929	2,349,331
DDR Corp.	310,404	4,544,315
Digital Realty Trust Inc.(b)	155,426	11,667,830
Douglas Emmett Inc.	196,610	4,541,691
Duke Realty Corp.	375,007	5,490,102
Equity Lifestyle Properties, Inc.	58,724	4,050,194
Essex Property Trust Inc.	49,533	7,624,119
Extra Space Storage Inc.	147,504	4,513,622
Federal Realty Investment Trust	90,236	9,392,665
General Growth Properties Inc.	746,530	13,504,728
Hatteras Financial Corp.	138,997	3,975,314
HCP Inc.	591,694	26,123,290
Health Care REIT Inc.	301,845	17,597,564
Home Properties Inc.	69,134	4,242,062
Hospitality Properties Trust	173,998	4,309,930
Host Hotels & Resorts Inc.	1,014,354	16,047,080
Kilroy Realty Corp.	97,015	4,696,496
Kimco Realty Corp.(b)	572,195	10,888,871
Liberty Property Trust(b)	145,787	5,370,793
Macerich Co. (The)	186,383	11,005,916
Mack-Cali Realty Corp.(b)	123,738	3,597,064
MFA Financial Inc.	507,231	4,002,053
Mid-America Apartment Communities Inc.	58,210	3,972,250
National Retail Properties Inc.	152,004	4,300,193
Piedmont Office Realty Trust Inc. Class A	243,269	4,186,659
Plum Creek Timber Co. Inc.(b)	227,097	9,015,751
Post Properties Inc.	76,985	3,768,416
Prologis Inc.	649,395	21,579,396
Rayonier Inc.	172,241	7,733,621
Realty Income Corp.(b)	187,633	7,837,430
Regency Centers Corp.	126,552	6,020,079
Retail Properties of America Inc. Class A	116,474	1,132,127
Senior Housing Properties Trust	228,988	5,111,012
SL Green Realty Corp.	126,421	10,144,021
Tanger Factory Outlet Centers Inc.	131,611	4,218,133
Taubman Centers Inc.	82,693	6,380,592
UDR Inc.	349,352	9,027,256
Ventas Inc.	407,664	25,731,752
Vornado Realty Trust	261,844	21,989,659
Weingarten Realty Investors(b)	170,651	4,494,947
Weyerhaeuser Co.	758,871	16,968,356

		478,075,572
RETAIL—7.00%
Abercrombie & Fitch Co. Class A	119,506	4,079,935
Advance Auto Parts Inc.	103,417	7,055,108
American Eagle Outfitters Inc.	275,823	5,441,988
Ascena Retail Group Inc.(a)	175,197	3,262,168
AutoNation Inc.(a)(b)	48,474	1,710,163
AutoZone Inc.(a)(b)	53,696	19,715,560
Bed Bath & Beyond Inc.(a)	327,974	20,268,793
Best Buy Co. Inc.	378,812	7,939,900
Big Lots Inc.(a)(b)	93,264	3,804,239
Brinker International Inc.	106,227	3,385,454
CarMax Inc.(a)(b)	320,954	8,325,547

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Chico’s FAS Inc.	236,296	3,506,633
Chipotle Mexican Grill Inc.(a)	44,718	16,990,604
Copart Inc.(a)	143,554	3,400,794
Darden Restaurants Inc.	180,936	9,160,790
Dick’s Sporting Goods Inc.	130,643	6,270,864
Dillard’s Inc. Class A	41,531	2,644,694
Dollar General Corp.(a)	260,520	14,169,683
Dollar Tree Inc.(a)	327,168	17,601,638
DSW Inc. Class A	47,165	2,565,776
Dunkin’ Brands Group Inc.	115,571	3,968,708
Family Dollar Stores Inc.	135,935	9,036,959
Foot Locker Inc.	213,719	6,535,527
GameStop Corp. Class A(b)	185,982	3,414,630
Gap Inc. (The)	426,013	11,655,716
GNC Holdings Inc. Class A	105,192	4,123,526
Guess? Inc.	92,574	2,811,472
J.C. Penney Co. Inc.(b)	224,606	5,235,566
Kohl’s Corp.	343,105	15,607,846
Limited Brands Inc.	341,194	14,510,981
Macy’s Inc.	584,783	20,087,296
MSC Industrial Direct Co. Inc. Class A	64,776	4,246,067
Nordstrom Inc.	221,127	10,987,801
Nu Skin Enterprises Inc. Class A	80,438	3,772,542
O’Reilly Automotive Inc.(a)(b)	177,851	14,898,578
Panera Bread Co. Class A(a)	39,873	5,559,891
PetSmart Inc.	152,421	10,392,064
PVH Corp.	99,431	7,734,737
Ross Stores Inc.	319,535	19,961,351
Sally Beauty Holdings Inc.(a)	219,414	5,647,716
Sears Holdings Corp.(a)(b)	51,030	3,046,491
Signet Jewelers Ltd.(b)	119,787	5,271,826
Staples Inc.	974,816	12,721,349
Tiffany & Co.	178,257	9,438,708
Tractor Supply Co.	101,365	8,419,377
Ulta Salon, Cosmetics & Fragrance Inc.	88,839	8,295,786
Urban Outfitters Inc.(a)	149,880	4,135,189
Wendy’s Co. (The)	395,996	1,869,101
Williams-Sonoma Inc.	124,519	4,354,429
World Fuel Services Corp.	102,285	3,889,899

		402,931,460
SAVINGS & LOANS—0.52%
BankUnited Inc.	47,631	1,123,139
Capitol Federal Financial Inc.	231,278	2,747,583
First Niagara Financial Group Inc.	496,692	3,799,694
Hudson City Bancorp Inc.	749,122	4,771,907
New York Community Bancorp Inc.	617,640	7,739,029
People’s United Financial Inc.	500,849	5,814,857
TFS Financial Corp.(a)	114,817	1,096,502
Washington Federal Inc.	150,769	2,546,488

		29,639,199
SEMICONDUCTORS—3.56%
Advanced Micro Devices Inc.(a)(b)	891,577	5,108,736
Altera Corp.	455,068	15,399,501
Analog Devices Inc.	420,801	15,851,574
Applied Materials Inc.	1,807,822	20,717,640
Atmel Corp.(a)(b)	624,878	4,186,683
Avago Technologies Ltd.	344,028	12,350,605
Cree Inc.(a)(b)	165,375	4,245,176
Cypress Semiconductor Corp.(a)	214,746	2,838,942

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Fairchild Semiconductor International Inc.(a)(b)	179,534	2,531,429
Freescale Semiconductor Holdings I Ltd.(a)(b)	69,574	713,134
KLA-Tencor Corp.	235,260	11,586,555
Lam Research Corp.(a)(b)	283,318	10,692,421
Linear Technology Corp.	323,712	10,141,897
LSI Corp.(a)	800,732	5,100,663
Marvell Technology Group Ltd.	660,953	7,455,550
Maxim Integrated Products Inc.	410,894	10,535,322
Microchip Technology Inc.(b)	272,283	9,007,122
Micron Technology Inc.(a)	1,398,474	8,824,371
NVIDIA Corp.(a)	872,832	12,062,538
ON Semiconductor Corp.(a)	644,922	4,578,946
PMC-Sierra Inc.(a)	321,441	1,973,648
Rovi Corp.(a)	156,374	3,068,058
Silicon Laboratories Inc.(a)(b)	61,506	2,331,077
Skyworks Solutions Inc.(a)	266,772	7,301,550
Teradyne Inc.(a)(b)	262,934	3,696,852
Xilinx Inc.	373,360	12,533,695

		204,833,685
SHIPBUILDING—0.05%
Huntington Ingalls Industries Inc.(a)	70,659	2,843,318

		2,843,318
SOFTWARE—3.98%
Activision Blizzard Inc.	595,876	7,144,553
Akamai Technologies Inc.(a)	252,041	8,002,302
Allscripts Healthcare Solutions Inc.(a)	269,159	2,941,908
ANSYS Inc.(a)(b)	131,019	8,268,609
Ariba Inc.(a)	137,993	6,176,567
Autodesk Inc.(a)	324,887	11,367,796
BMC Software Inc.(a)	226,554	9,669,325
Broadridge Financial Solutions Inc.	175,947	3,742,393
CA Inc.	501,623	13,588,967
Cerner Corp.(a)	204,363	16,892,646
Citrix Systems Inc.(a)	262,619	22,044,239
Compuware Corp.(a)	307,097	2,852,931
Concur Technologies Inc.(a)	64,695	4,405,729
Dun & Bradstreet Corp. (The)	67,389	4,796,075
Electronic Arts Inc.(a)	447,334	5,524,575
Fidelity National Information Services Inc.	354,902	12,095,060
Fiserv Inc.(a)	192,912	13,932,105
Informatica Corp.(a)	153,153	6,487,561
Intuit Inc.	414,212	24,583,482
MSCI Inc. Class A(a)	171,057	5,819,359
NetSuite Inc.(a)	44,927	2,460,652
Nuance Communications Inc.(a)(b)	339,863	8,095,537
Red Hat Inc.(a)	272,476	15,389,444
SolarWinds Inc.(a)	87,632	3,817,250
Solera Holdings Inc.	97,857	4,089,444
VeriFone Systems Inc.(a)	152,726	5,053,703

		229,242,212
TELECOMMUNICATIONS—2.27%
Acme Packet Inc.(a)(b)	80,358	1,498,677
Amdocs Ltd.(a)	237,348	7,053,983
Clearwire Corp. Class A(a)(b)	468,440	524,653
Crown Castle International Corp.(a)	413,283	24,243,181
EchoStar Corp. Class A(a)	54,472	1,439,150
Frontier Communications Corp.(b)	1,405,235	5,382,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

Harris Corp.	160,072	6,699,013
IPG Photonics Corp.(a)(b)	44,115	1,922,973
JDS Uniphase Corp.(a)(b)	329,399	3,623,389
Juniper Networks Inc.(a)	746,936	12,182,526
Level 3 Communications Inc.(a)(b)	226,953	5,027,009
MetroPCS Communications Inc.(a)	434,906	2,631,181
NeuStar Inc. Class A(a)(b)	94,305	3,149,787
NII Holdings Inc.(a)(b)	242,225	2,477,962
Polycom Inc.(a)	255,117	2,683,831
SBA Communications Corp. Class A(a)(b)	170,479	9,725,827
Sprint Nextel Corp.(a)	4,229,878	13,789,402
Telephone & Data Systems Inc.	133,920	2,851,157
tw telecom inc.(a)(b)	211,837	5,435,737
United States Cellular Corp.(a)(b)	18,485	713,891
Virgin Media Inc.	390,509	9,524,514
Windstream Corp.	831,555	8,032,821

		130,612,714
TEXTILES—0.20%
Cintas Corp.	154,709	5,973,315
Mohawk Industries Inc.(a)	80,180	5,598,969

		11,572,284
TOYS, GAMES & HOBBIES—0.37%
Hasbro Inc.	162,419	5,501,132
Mattel Inc.	481,096	15,606,754

		21,107,886
TRANSPORTATION—1.19%
Alexander & Baldwin Holdings Inc.	58,575	3,119,119
C.H. Robinson Worldwide Inc.	229,922	13,457,335
Con-way Inc.	78,683	2,841,243
Expeditors International of Washington Inc.	298,688	11,574,160
Golar LNG Ltd.	62,397	2,352,367
J.B. Hunt Transport Services Inc.	126,324	7,528,910
Kansas City Southern Industries Inc.	154,661	10,758,219
Kirby Corp.(a)(b)	78,290	3,685,893
Landstar System Inc.	66,157	3,421,640
Ryder System Inc.	72,276	2,602,659
Teekay Corp.	51,358	1,503,762
Tidewater Inc.	72,225	3,348,351
UTi Worldwide Inc.	143,514	2,096,740

		68,290,398
TRUCKING & LEASING—0.04%
GATX Corp.	65,035	2,503,847

		2,503,847
WATER—0.23%
American Water Works Co. Inc.	247,809	8,494,893
Aqua America Inc.	195,825	4,887,792

		13,382,685

TOTAL COMMON STOCKS
(Cost: $5,451,585,511)		5,745,580,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2012

SHORT-TERM INVESTMENTS—8.11%

MONEY MARKET FUNDS—8.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	407,969,038	407,969,038
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	28,797,809	28,797,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	29,857,307	29,857,307

		466,624,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $466,624,154)		466,624,154

TOTAL INVESTMENTS IN SECURITIES—107.95%
(Cost: $5,918,209,665)		6,212,204,519
Other Assets, Less Liabilities—(7.95)%		(457,584,402)

NET ASSETS—100.00%		$5,754,620,117

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.80%
Clear Channel Outdoor Holdings Inc. Class A(a)	39,389	$237,122
Interpublic Group of Companies Inc. (The)	44,739	485,418
Lamar Advertising Co. Class A(a)	108,018	3,089,315
Omnicom Group Inc.	443,046	21,532,035

		25,343,890

AEROSPACE & DEFENSE—1.85%
BE Aerospace Inc.(a)	159,104	6,946,481
Goodrich Corp.	204,636	25,968,308
Rockwell Collins Inc.	235,696	11,631,598
Spirit AeroSystems Holdings Inc. Class A(a)	43,617	1,039,393
TransDigm Group Inc.(a)	83,098	11,160,061
Triumph Group Inc.	27,566	1,551,139

		58,296,980

AGRICULTURE—0.89%
Lorillard Inc.	212,108	27,987,651

		27,987,651

AIRLINES—0.91%
Copa Holdings SA Class A	43,492	3,587,220
Delta Air Lines Inc.(a)	883,229	9,671,358
Southwest Airlines Co.	241,867	2,230,014
United Continental Holdings Inc.(a)(b)	539,625	13,129,076

		28,617,668

APPAREL—1.75%
Carter’s Inc.(a)	78,661	4,137,569
Deckers Outdoor Corp.(a)(b)	39,322	1,730,561
Hanesbrands Inc.(a)(b)	158,612	4,398,311
Michael Kors Holdings Ltd.(a)(b)	137,761	5,763,920
Ralph Lauren Corp.	100,185	14,031,911
Under Armour Inc. Class A(a)(b)	63,149	5,966,317
VF Corp.	142,444	19,009,152

		55,037,741

AUTO MANUFACTURERS—0.27%
PACCAR Inc.	130,991	5,133,537
Tesla Motors Inc.(a)(b)	106,365	3,328,161

		8,461,698

AUTO PARTS & EQUIPMENT—1.16%
Allison Transmission Holdings Inc.	42,241	741,752
BorgWarner Inc.(a)	186,256	12,216,531
Delphi Automotive PLC(a)	533,422	13,602,261
Goodyear Tire & Rubber Co. (The)(a)	397,849	4,698,597
Visteon Corp.(a)	5,314	199,275
WABCO Holdings Inc.(a)	96,838	5,125,635

		36,584,051

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

BANKS—0.03%
Signature Bank(a)	13,520	824,314

		824,314

BEVERAGES—1.60%
Brown-Forman Corp. Class B NVS	141,638	13,717,640
Coca-Cola Enterprises Inc.	36,261	1,016,758
Dr Pepper Snapple Group Inc.	344,242	15,060,587
Green Mountain Coffee Roasters Inc.(a)(b)	188,320	4,101,610
Monster Beverage Corp.(a)	234,238	16,677,746

		50,574,341

BIOTECHNOLOGY—3.24%
Alexion Pharmaceuticals Inc.(a)	312,172	30,998,680
Amylin Pharmaceuticals Inc.(a)	239,285	6,755,015
ARIAD Pharmaceuticals Inc.(a)	269,453	4,637,286
Charles River Laboratories International Inc.(a)	51,066	1,672,922
Human Genome Sciences Inc.(a)	323,629	4,249,249
Illumina Inc.(a)	200,821	8,111,160
Incyte Corp.(a)	156,354	3,549,236
Life Technologies Corp.(a)	27,202	1,223,818
Myriad Genetics Inc.(a)	138,091	3,282,423
Regeneron Pharmaceuticals Inc.(a)(b)	125,521	14,337,009
United Therapeutics Corp.(a)(b)	82,120	4,055,086
Vertex Pharmaceuticals Inc.(a)	342,996	19,180,336

		102,052,220

BUILDING MATERIALS—0.56%
Armstrong World Industries Inc.	34,334	1,687,860
Fortune Brands Home & Security Inc.(a)	42,652	949,860
Lennox International Inc.	82,406	3,842,592
Martin Marietta Materials Inc.	37,898	2,987,120
Masco Corp.	580,414	8,050,342

		17,517,774

CHEMICALS—4.52%
Airgas Inc.	111,409	9,359,470
Albemarle Corp.	81,465	4,858,573
Celanese Corp. Series A	254,470	8,809,751
CF Industries Holdings Inc.	23,582	4,568,777
Eastman Chemical Co.	179,286	9,030,636
FMC Corp.	222,855	11,918,285
International Flavors & Fragrances Inc.	131,801	7,222,695
Intrepid Potash Inc.(a)(b)	42,447	966,094
NewMarket Corp.	14,228	3,081,785
PPG Industries Inc.	247,488	26,263,426
Rockwood Holdings Inc.	33,103	1,468,118
RPM International Inc.	83,084	2,259,885
Sherwin-Williams Co. (The)	141,146	18,680,673
Sigma-Aldrich Corp.	196,456	14,523,992
Solutia Inc.	199,613	5,599,145
Valspar Corp. (The)	151,352	7,944,466
W.R. Grace & Co.(a)	110,844	5,592,080
Westlake Chemical Corp.	7,627	398,587

		142,546,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

COMMERCIAL SERVICES—4.83%
Aaron’s Inc.	93,890	2,658,026
Alliance Data Systems Corp.(a)(b)	81,827	11,046,645
Apollo Group Inc. Class A(a)	165,539	5,990,856
Equifax Inc.	176,256	8,213,530
FleetCor Technologies Inc.(a)	79,118	2,772,295
Gartner Inc.(a)(b)	151,276	6,512,432
Genpact Ltd.(a)	165,141	2,746,295
Global Payments Inc.	127,479	5,510,917
H&R Block Inc.	299,261	4,782,191
Hertz Global Holdings Inc.(a)	227,021	2,905,869
Iron Mountain Inc.	228,825	7,542,072
ITT Educational Services Inc.(a)(b)	38,996	2,369,007
Lender Processing Services Inc.	136,877	3,460,250
Moody’s Corp.	318,779	11,651,372
Morningstar Inc.	39,280	2,271,955
Paychex Inc.	490,899	15,419,138
Robert Half International Inc.	231,847	6,623,869
Rollins Inc.	103,716	2,320,127
SAIC Inc.	163,208	1,978,081
SEI Investments Co.	222,684	4,429,185
Total System Services Inc.	225,925	5,406,385
United Rentals Inc.(a)	152,371	5,186,709
Vantiv Inc. Class A(a)	63,980	1,490,094
Verisk Analytics Inc. Class A(a)	206,332	10,163,914
Weight Watchers International Inc.	43,200	2,227,392
Western Union Co.	996,105	16,774,408

		152,453,014

COMPUTERS—2.57%
Cadence Design Systems Inc.(a)	446,544	4,907,518
Diebold Inc.	7,870	290,482
DST Systems Inc.	8,650	469,781
Fortinet Inc.(a)	212,185	4,926,936
Fusion-io Inc.(a)(b)	109,533	2,288,144
IHS Inc. Class A(a)	81,901	8,823,195
Jack Henry & Associates Inc.	141,961	4,900,494
MICROS Systems Inc.(a)	130,588	6,686,106
NCR Corp.(a)	258,048	5,865,431
NetApp Inc.(a)	396,256	12,608,866
Riverbed Technology Inc.(a)(b)	257,728	4,162,307
Synopsys Inc.(a)	17,789	523,530
Teradata Corp.(a)	274,159	19,742,190
Western Digital Corp.(a)	155,163	4,729,368

		80,924,348

COSMETICS & PERSONAL CARE—0.28%
Avon Products Inc.	540,118	8,755,313

		8,755,313

DISTRIBUTION & WHOLESALE—2.16%
Fastenal Co.	481,143	19,394,874
Fossil Inc.(a)(b)	88,824	6,798,589
Genuine Parts Co.	253,366	15,265,302
LKQ Corp.(a)	239,864	8,011,458
MRC Global Inc.(a)	22,451	477,757
W.W. Grainger Inc.	94,946	18,157,473

		68,105,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

DIVERSIFIED FINANCIAL SERVICES—2.27%
Affiliated Managers Group Inc.(a)	62,285	6,817,093
CBOE Holdings Inc.	122,944	3,403,090
Eaton Vance Corp.	187,041	5,040,755
Federated Investors Inc. Class B(b)	124,353	2,717,113
IntercontinentalExchange Inc.(a)	118,227	16,076,507
Lazard Ltd. Class A(b)	185,872	4,830,813
LPL Financial Holdings Inc.	70,823	2,391,693
T. Rowe Price Group Inc.	414,558	26,100,572
Waddell & Reed Financial Inc. Class A	140,384	4,250,828

		71,628,464

ELECTRIC—0.18%
ITC Holdings Corp.	83,486	5,753,020

		5,753,020

ELECTRICAL COMPONENTS & EQUIPMENT—0.62%
AMETEK Inc.	261,212	13,037,091
General Cable Corp.(a)(b)	5,548	143,915
Hubbell Inc. Class B	79,698	6,211,662

		19,392,668

ELECTRONICS—2.54%
Agilent Technologies Inc.	564,931	22,167,893
Amphenol Corp. Class A	263,287	14,459,722
FLIR Systems Inc.	202,070	3,940,365
Garmin Ltd.	12,884	493,329
Gentex Corp.	234,345	4,890,780
Jabil Circuit Inc.	55,946	1,137,382
Mettler-Toledo International Inc.(a)(b)	51,018	7,951,155
National Instruments Corp.	151,714	4,075,038
Trimble Navigation Ltd.(a)(b)	203,528	9,364,323
Waters Corp.(a)	144,421	11,477,137

		79,957,124

ENGINEERING & CONSTRUCTION—0.44%
Chicago Bridge & Iron Co. NV	97,103	3,686,030
Fluor Corp.	204,969	10,113,170

		13,799,200

ENTERTAINMENT—0.47%
Bally Technologies Inc.(a)	70,044	3,268,253
Cinemark Holdings Inc.	186,744	4,267,100
Dolby Laboratories Inc. Class A(a)	48,265	1,993,345
International Game Technology	265,838	4,186,949
Madison Square Garden Inc. Class A(a)	5,596	209,514
Penn National Gaming Inc.(a)	8,470	377,677
Regal Entertainment Group Class A	48,089	661,705

		14,964,543

ENVIRONMENTAL CONTROL—0.56%
Clean Harbors Inc.(a)	77,213	4,356,357
Covanta Holding Corp.	13,331	228,627
Stericycle Inc.(a)(b)	138,267	12,674,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

Waste Connections Inc.	12,382	370,469

		17,630,389

FOOD—4.03%
Campbell Soup Co.	223,195	7,450,249
Dean Foods Co.(a)	257,349	4,382,653
Flowers Foods Inc.	182,273	4,234,202
Fresh Market Inc. (The)(a)	44,640	2,394,043
H.J. Heinz Co.	323,870	17,612,051
Hershey Co. (The)	243,882	17,566,820
Hillshire Brands Co.	165,046	4,784,684
Hormel Foods Corp.	124,799	3,796,386
Ingredion Inc.	26,953	1,334,713
Kroger Co. (The)	911,635	21,140,816
McCormick & Co. Inc. NVS	215,488	13,069,347
Safeway Inc.	53,726	975,127
Whole Foods Market Inc.	298,314	28,435,290

		127,176,381

GAS—0.04%
Questar Corp.	65,014	1,356,192

		1,356,192

HAND & MACHINE TOOLS—0.23%
Lincoln Electric Holdings Inc.	136,029	5,956,710
Snap-on Inc.	18,734	1,166,191

		7,122,901

HEALTH CARE - PRODUCTS—3.27%
Bruker Corp.(a)	151,327	2,014,162
C.R. Bard Inc.	136,393	14,654,064
Cooper Companies Inc. (The)	22,899	1,826,424
Edwards Lifesciences Corp.(a)	186,235	19,238,076
Gen-Probe Inc.(a)(b)	74,092	6,090,363
Henry Schein Inc.(a)(b)	82,970	6,512,315
IDEXX Laboratories Inc.(a)(b)	89,287	8,583,159
ResMed Inc.(a)(b)	232,270	7,246,824
Sirona Dental Systems Inc.(a)	17,094	769,401
St. Jude Medical Inc.	393,202	15,692,692
TECHNE Corp.	59,796	4,436,863
Thoratec Corp.(a)	95,335	3,201,349
Varian Medical Systems Inc.(a)(b)	181,204	11,011,767
Zimmer Holdings Inc.	28,586	1,839,795

		103,117,254

HEALTH CARE - SERVICES—1.42%
AMERIGROUP Corp.(a)	55,336	3,647,196
Covance Inc.(a)	6,016	287,866
DaVita Inc.(a)	152,760	15,002,559
HCA Holdings Inc.	173,827	5,289,556
Laboratory Corp. of America Holdings(a)(b)	157,307	14,568,201
Lincare Holdings Inc.	108,985	3,707,670
Quest Diagnostics Inc.	30,752	1,842,045
Tenet Healthcare Corp.(a)	37,866	198,418
Universal Health Services Inc. Class B	8,841	381,577

		44,925,088

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	75,585	1,607,693

		1,607,693

HOME BUILDERS—0.22%
D.R. Horton Inc.	32,725	601,486
NVR Inc.(a)	7,346	6,244,100
Thor Industries Inc.	4,789	131,266

		6,976,852

HOME FURNISHINGS—0.08%
Tempur-Pedic International Inc.(a)	102,762	2,403,603

		2,403,603

HOUSEHOLD PRODUCTS & WARES—0.55%
Church & Dwight Co. Inc.	139,309	7,727,470
Clorox Co. (The)	13,060	946,328
Jarden Corp.	29,565	1,242,321
Scotts Miracle-Gro Co. (The) Class A	60,281	2,478,755
Tupperware Brands Corp.	90,555	4,958,792

		17,353,666

HOUSEWARES—0.11%
Toro Co. (The)	48,400	3,547,236

		3,547,236

INSURANCE—0.57%
Allied World Assurance Co. Holdings Ltd.	30,120	2,393,636
Aon PLC	45,058	2,107,813
Arch Capital Group Ltd.(a)	24,562	974,866
Arthur J. Gallagher & Co.	192,673	6,757,042
Brown & Brown Inc.	16,746	456,664
Endurance Specialty Holdings Ltd.	7,140	273,605
Erie Indemnity Co. Class A	41,713	2,987,068
Hanover Insurance Group Inc. (The)	33,226	1,300,133
Validus Holdings Ltd.	24,417	782,077

		18,032,904

INTERNET—2.86%
AOL Inc.(a)	34,659	973,225
Equinix Inc.(a)(b)	78,130	13,723,534
Expedia Inc.	88,845	4,270,779
F5 Networks Inc.(a)	129,017	12,844,933
Groupon Inc.(a)	69,957	743,643
HomeAway Inc.(a)(b)	46,301	1,006,584
IAC/InterActiveCorp	18,142	827,275
Liberty Interactive Corp. Series A(a)	129,727	2,307,843
LinkedIn Corp. Class A(a)	100,674	10,698,626
Netflix Inc.(a)(b)	90,240	6,178,733
Pandora Media Inc.(a)(b)	165,583	1,799,887
Rackspace Hosting Inc.(a)(b)	177,436	7,796,538
Splunk Inc.(a)	25,077	704,664
Symantec Corp.(a)	66,544	972,208
TIBCO Software Inc.(a)	268,706	8,039,684
TripAdvisor Inc.(a)	132,838	5,936,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

VeriSign Inc.(a)	236,204	10,291,408
Zynga Inc. Class A(a)(b)	212,571	1,156,386

		90,272,480

IRON & STEEL—0.04%
Carpenter Technology Corp.	5,979	286,035
Steel Dynamics Inc.	78,333	920,413

		1,206,448

LEISURE TIME—0.78%
Harley-Davidson Inc.	376,241	17,205,501
Polaris Industries Inc.	105,198	7,519,553

		24,725,054

LODGING—1.84%
Choice Hotels International Inc.	3,676	146,783
Marriott International Inc. Class A	380,893	14,931,005
Starwood Hotels & Resorts Worldwide Inc.	321,194	17,036,130
Wyndham Worldwide Corp.	237,113	12,505,340
Wynn Resorts Ltd.	129,527	13,434,540

		58,053,798

MACHINERY—2.37%
Babcock & Wilcox Co. (The)(a)	192,853	4,724,899
Flowserve Corp.	81,815	9,388,271
Graco Inc.	98,543	4,540,861
IDEX Corp.	26,961	1,050,940
Joy Global Inc.	172,187	9,768,169
Manitowoc Co. Inc. (The)	165,381	1,934,958
Nordson Corp.	96,889	4,969,437
Rockwell Automation Inc.	231,939	15,321,890
Roper Industries Inc.	158,333	15,608,467
Wabtec Corp.	78,296	6,107,871
Xylem Inc.	32,693	822,883
Zebra Technologies Corp. Class A(a)	13,812	474,580

		74,713,226

MANUFACTURING—2.05%
AptarGroup Inc.	36,313	1,853,779
Carlisle Companies Inc.	8,909	472,355
Colfax Corp.(a)	15,170	418,237
Cooper Industries PLC	178,580	12,175,585
Donaldson Co. Inc.	241,563	8,060,957
Ingersoll-Rand PLC	398,072	16,790,677
ITT Corp.	35,195	619,432
Pall Corp.	188,388	10,325,546
Parker Hannifin Corp.	110,590	8,502,159
Polypore International Inc.(a)(b)	75,611	3,053,928
SPX Corp.	24,826	1,621,635
Textron Inc.	28,098	698,797

		64,593,087

MEDIA—3.51%
AMC Networks Inc. Class A(a)	92,817	3,299,644
Cablevision NY Group Class A	37,605	499,770
Charter Communications Inc. Class A(a)	79,030	5,600,856
Discovery Communications Inc. Series A(a)	414,320	22,373,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

DISH Network Corp. Class A	259,327	7,403,786
FactSet Research Systems Inc.	72,857	6,771,330
John Wiley & Sons Inc. Class A	33,414	1,636,952
Liberty Global Inc. Series A(a)	426,305	21,157,517
Liberty Media Corp. Series A(a)	11,422	1,004,108
McGraw-Hill Companies Inc. (The)	454,541	20,454,345
Nielsen Holdings NV(a)	49,923	1,308,981
Scripps Networks Interactive Inc. Class A	137,819	7,836,388
Sirius XM Radio Inc.(a)	6,176,950	11,427,358

		110,774,315

METAL FABRICATE & HARDWARE—0.16%
Timken Co. (The)	12,864	589,043
Valmont Industries Inc.	37,930	4,588,392

		5,177,435

MINING—0.53%
Allied Nevada Gold Corp.(a)(b)	146,150	4,147,737
Compass Minerals International Inc.	53,763	4,101,042
Molycorp Inc.(a)(b)	27,812	599,348
Royal Gold Inc.	95,505	7,487,592
Tahoe Resources Inc.(a)	29,253	406,324

		16,742,043

OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.(b)	170,370	2,550,439

		2,550,439

OIL & GAS—3.22%
Atwood Oceanics Inc.(a)	29,098	1,101,068
Cabot Oil & Gas Corp.	340,998	13,435,321
Cheniere Energy Inc.(a)	198,139	2,920,569
Cobalt International Energy Inc.(a)	281,645	6,618,658
Concho Resources Inc.(a)	169,043	14,388,940
Continental Resources Inc.(a)	68,583	4,568,999
Helmerich & Payne Inc.	36,450	1,584,846
Kosmos Energy Ltd.(a)(b)	114,560	1,265,888
Laredo Petroleum Holdings Inc.(a)(b)	30,780	640,224
Noble Energy Inc.	64,135	5,439,931
Pioneer Natural Resources Co.	166,937	14,725,513
Range Resources Corp.	263,569	16,307,014
SM Energy Co.	86,873	4,266,333
Southwestern Energy Co.(a)	196,298	6,267,795
Sunoco Inc.	147,411	7,002,023
Whiting Petroleum Corp.(a)	27,578	1,134,007

		101,667,129

OIL & GAS SERVICES—1.65%
Cameron International Corp.(a)(b)	307,388	13,128,541
CARBO Ceramics Inc.(b)	32,063	2,460,194
Dresser-Rand Group Inc.(a)	122,909	5,474,367
FMC Technologies Inc.(a)	388,572	15,243,680
Oceaneering International Inc.	176,155	8,430,778
Oil States International Inc.(a)(b)	72,472	4,797,646
RPC Inc.(b)	88,740	1,055,119
SEACOR Holdings Inc.(a)	15,385	1,375,111

		51,965,436

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

PACKAGING & CONTAINERS—0.78%
Ball Corp.	254,952	10,465,780
Crown Holdings Inc.(a)	57,455	1,981,623
Owens-Illinois Inc.(a)	198,387	3,803,079
Packaging Corp. of America	145,922	4,120,837
Rock-Tenn Co. Class A	13,512	737,080
Silgan Holdings Inc.	79,695	3,402,179

		24,510,578

PHARMACEUTICALS—5.08%
AmerisourceBergen Corp.	411,089	16,176,352
BioMarin Pharmaceutical Inc.(a)(b)	198,612	7,861,063
Catalyst Health Solutions Inc.(a)	82,261	7,686,468
DENTSPLY International Inc.	102,774	3,885,885
Endo Health Solutions Inc.(a)	119,198	3,692,754
Herbalife Ltd.	189,564	9,161,628
Mead Johnson Nutrition Co. Class A	331,345	26,676,586
Medivation Inc.(a)	58,909	5,384,283
Mylan Inc.(a)	640,164	13,680,305
Onyx Pharmaceuticals Inc.(a)	104,600	6,950,670
Patterson Companies Inc.	140,571	4,845,482
Perrigo Co.	151,813	17,903,307
Salix Pharmaceuticals Ltd.(a)	94,342	5,135,978
SXC Health Solutions Corp.(a)	112,063	11,117,770
Warner Chilcott PLC Class A(a)	272,231	4,878,380
Watson Pharmaceuticals Inc.(a)	207,051	15,319,703

		160,356,614

PIPELINES—0.45%
ONEOK Inc.	337,777	14,291,345

		14,291,345

REAL ESTATE—0.28%
CBRE Group Inc. Class A(a)	533,723	8,731,708
St. Joe Co. (The)(a)	12,214	193,104

		8,924,812

REAL ESTATE INVESTMENT TRUSTS—3.22%
American Campus Communities Inc.	11,926	536,431
Apartment Investment and Management Co. Class A	154,333	4,171,621
Boston Properties Inc.	40,984	4,441,436
BRE Properties Inc. Class A	35,355	1,768,457
Camden Property Trust	98,258	6,649,119
Digital Realty Trust Inc.(b)	179,072	13,442,935
Equity Lifestyle Properties, Inc.	55,450	3,824,386
Essex Property Trust Inc.	57,277	8,816,076
Extra Space Storage Inc.	106,155	3,248,343
Federal Realty Investment Trust	81,615	8,495,305
HCP Inc.	47,675	2,104,851
Home Properties Inc.	42,207	2,589,822
Kilroy Realty Corp.	8,461	409,597
Mid-America Apartment Communities Inc.	62,824	4,287,110
Plum Creek Timber Co. Inc.(b)	262,710	10,429,587
Post Properties Inc.	36,085	1,766,361
Rayonier Inc.	157,298	7,062,680
Regency Centers Corp.	88,001	4,186,208
Tanger Factory Outlet Centers Inc.	150,610	4,827,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

Taubman Centers Inc.	29,680	2,290,109
Weyerhaeuser Co.	279,474	6,249,039

		101,596,523

RETAIL—10.95%
Advance Auto Parts Inc.	119,602	8,159,248
American Eagle Outfitters Inc.	247,112	4,875,520
Ascena Retail Group Inc.(a)	199,715	3,718,693
AutoNation Inc.(a)(b)	30,291	1,068,667
AutoZone Inc.(a)	61,866	22,715,339
Bed Bath & Beyond Inc.(a)	377,809	23,348,596
Big Lots Inc.(a)(b)	107,626	4,390,065
Brinker International Inc.	122,536	3,905,222
CarMax Inc.(a)	67,423	1,748,953
Chico’s FAS Inc.	191,782	2,846,045
Chipotle Mexican Grill Inc.(a)	51,524	19,576,544
Copart Inc.(a)	164,787	3,903,804
Darden Restaurants Inc.	209,311	10,597,416
Dick’s Sporting Goods Inc.	150,881	7,242,288
Dollar General Corp.(a)	300,154	16,325,376
Dollar Tree Inc.(a)	376,950	20,279,910
DSW Inc. Class A	50,241	2,733,110
Dunkin’ Brands Group Inc.	132,195	4,539,576
Family Dollar Stores Inc.	157,076	10,442,413
Foot Locker Inc.	50,757	1,552,149
Gap Inc. (The)	492,315	13,469,738
GNC Holdings Inc. Class A	120,341	4,717,367
Kohl’s Corp.	27,200	1,237,328
Limited Brands Inc.	392,293	16,684,221
Macy’s Inc.	90,970	3,124,820
MSC Industrial Direct Co. Inc. Class A	74,042	4,853,453
Nordstrom Inc.	255,550	12,698,280
Nu Skin Enterprises Inc. Class A	91,929	4,311,470
O’Reilly Automotive Inc.(a)(b)	204,910	17,165,311
Panera Bread Co. Class A(a)	45,954	6,407,826
PetSmart Inc.	176,152	12,010,043
PVH Corp.	105,652	8,218,669
Ross Stores Inc.	368,157	22,998,768
Sally Beauty Holdings Inc.(a)	235,931	6,072,864
Tiffany & Co.	172,706	9,144,783
Tractor Supply Co.	117,239	9,737,871
Ulta Salon, Cosmetics & Fragrance Inc.	102,306	9,553,334
Urban Outfitters Inc.(a)	172,671	4,763,993
Williams-Sonoma Inc.	80,051	2,799,383
World Fuel Services Corp.	37,309	1,418,861

		345,357,317

SAVINGS & LOANS—0.05%
People’s United Financial Inc.	125,279	1,454,489

		1,454,489

SEMICONDUCTORS—3.34%
Advanced Micro Devices Inc.(a)(b)	1,021,555	5,853,510
Altera Corp.	524,310	17,742,650
Analog Devices Inc.	41,720	1,571,592
Atmel Corp.(a)(b)	63,648	426,442
Avago Technologies Ltd.	372,981	13,390,018
Cypress Semiconductor Corp.(a)	143,994	1,903,601
Freescale Semiconductor Holdings I Ltd.(a)(b)	76,676	785,929
Lam Research Corp.(a)(b)	102,976	3,886,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

Linear Technology Corp.	374,544	11,734,464
LSI Corp.(a)	924,719	5,890,460
Maxim Integrated Products Inc.	236,859	6,073,065
Microchip Technology Inc.(b)	314,955	10,418,711
Rovi Corp.(a)	37,761	740,871
Silicon Laboratories Inc.(a)(b)	63,509	2,406,991
Skyworks Solutions Inc.(a)	274,130	7,502,938
Teradyne Inc.(a)	36,434	512,262
Xilinx Inc.	428,864	14,396,965

		105,236,783

SOFTWARE—6.63%
Akamai Technologies Inc.(a)	268,614	8,528,494
ANSYS Inc.(a)	151,541	9,563,753
Ariba Inc.(a)	159,413	7,135,326
Autodesk Inc.(a)	375,498	13,138,675
BMC Software Inc.(a)	261,771	11,172,386
Broadridge Financial Solutions Inc.	203,035	4,318,554
CA Inc.	32,729	886,629
Cerner Corp.(a)	235,459	19,463,041
Citrix Systems Inc.(a)	302,582	25,398,733
Compuware Corp.(a)	20,497	190,417
Concur Technologies Inc.(a)	74,045	5,042,464
Dun & Bradstreet Corp. (The)	52,081	3,706,605
Fiserv Inc.(a)	183,429	13,247,242
Informatica Corp.(a)(b)	175,985	7,454,725
Intuit Inc.	477,249	28,324,728
MSCI Inc. Class A(a)	197,576	6,721,536
NetSuite Inc.(a)	50,977	2,792,010
Nuance Communications Inc.(a)(b)	393,079	9,363,142
Red Hat Inc.(a)	313,414	17,701,623
SolarWinds Inc.(a)	100,168	4,363,318
Solera Holdings Inc.	112,717	4,710,443
VeriFone Systems Inc.(a)(b)	174,932	5,788,500

		209,012,344

TELECOMMUNICATIONS—2.39%
Acme Packet Inc.(a)(b)	94,442	1,761,343
Crown Castle International Corp.(a)	476,179	27,932,660
EchoStar Corp. Class A(a)	16,765	442,931
Harris Corp.	54,875	2,296,519
IPG Photonics Corp.(a)(b)	51,739	2,255,303
Level 3 Communications Inc.(a)(b)	135,731	3,006,442
NeuStar Inc. Class A(a)(b)	108,552	3,625,637
SBA Communications Corp. Class A(a)(b)	197,264	11,253,911
tw telecom inc.(a)(b)	244,602	6,276,487
Virgin Media Inc.	452,130	11,027,451
Windstream Corp.	568,062	5,487,479

		75,366,163

TEXTILES—0.10%
Cintas Corp.	80,211	3,096,947

		3,096,947

TOYS, GAMES & HOBBIES—0.62%
Hasbro Inc.	168,906	5,720,846
Mattel Inc.	428,390	13,896,972

		19,617,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2012

TRANSPORTATION—1.83%
Alexander & Baldwin Holdings Inc.	4,732	251,979
C.H. Robinson Worldwide Inc.	264,262	15,467,255
Con-way Inc.	49,640	1,792,500
Expeditors International of Washington Inc.	312,041	12,091,589
Golar LNG Ltd.	70,644	2,663,279
J.B. Hunt Transport Services Inc.	145,691	8,683,184
Kansas City Southern Industries Inc.	139,582	9,709,324
Kirby Corp.(a)(b)	67,294	3,168,201
Landstar System Inc.	76,118	3,936,823

		57,764,134

WATER—0.02%
Aqua America Inc.	25,375	633,360

		633,360

TOTAL COMMON STOCKS
(Cost: $2,871,470,670)		3,150,488,189

SHORT-TERM INVESTMENTS—7.95%

MONEY MARKET FUNDS—7.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	225,255,174	225,255,174
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	15,900,362	15,900,362
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	9,628,044	9,628,044

		250,783,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,783,580)		250,783,580

TOTAL INVESTMENTS IN SECURITIES—107.85%
(Cost: $3,122,254,250)		3,401,271,769
Other Assets, Less Liabilities—(7.85)%		(247,571,151)

NET ASSETS—100.00%		$3,153,700,618

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.23%
Clear Channel Outdoor Holdings Inc. Class A(a)	25,565	$153,901
Interpublic Group of Companies Inc. (The)	593,070	6,434,809
Lamar Advertising Co. Class A(a)	15,221	435,321

		7,024,031

AEROSPACE & DEFENSE—0.69%
Alliant Techsystems Inc.	47,403	2,397,170
Exelis Inc.	264,880	2,611,717
L-3 Communications Holdings Inc.	138,736	10,267,851
Spirit AeroSystems Holdings Inc. Class A(a)	130,090	3,100,045
Triumph Group Inc.	46,931	2,640,807

		21,017,590

AGRICULTURE—0.43%
Bunge Ltd.(b)	207,796	13,037,121

		13,037,121

AIRLINES—0.45%
Copa Holdings SA Class A	9,039	745,537
Delta Air Lines Inc.(a)	438,297	4,799,352
Southwest Airlines Co.	881,125	8,123,972

		13,668,861

APPAREL—0.03%
Deckers Outdoor Corp.(a)	21,185	932,352

		932,352

AUTO MANUFACTURERS—0.68%
Navistar International Corp.(a)(b)	87,764	2,489,865
Oshkosh Corp.(a)	130,070	2,724,966
PACCAR Inc.	393,127	15,406,647

		20,621,478

AUTO PARTS & EQUIPMENT—0.45%
Lear Corp.	141,905	5,354,076
TRW Automotive Holdings Corp.(a)	143,405	5,271,568
Visteon Corp.(a)	70,086	2,628,225
WABCO Holdings Inc.(a)	6,268	331,765

		13,585,634

BANKS—5.82%
Associated Banc-Corp	246,747	3,254,593
Bank of Hawaii Corp.	64,597	2,968,232
BOK Financial Corp.	36,574	2,128,607
CapitalSource Inc.	329,641	2,215,187
CIT Group Inc.(a)	285,967	10,191,864
City National Corp.	66,167	3,214,393
Comerica Inc.	280,068	8,600,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Commerce Bancshares Inc.	106,482	4,035,668
Cullen/Frost Bankers Inc.	75,529	4,342,162
East West Bancorp Inc.	206,676	4,848,619
Fifth Third Bancorp	1,310,134	17,555,796
First Citizens BancShares Inc. Class A	7,241	1,206,713
First Horizon National Corp.	358,530	3,101,284
First Republic Bank(a)(b)	145,245	4,880,232
Fulton Financial Corp.	284,937	2,846,521
Huntington Bancshares Inc.	1,231,329	7,880,506
KeyCorp	1,357,274	10,505,301
M&T Bank Corp.	180,218	14,880,600
Northern Trust Corp.	306,995	14,127,910
Popular Inc.(a)	145,967	2,424,512
Regions Financial Corp.	2,011,281	13,576,147
Signature Bank(a)	57,367	3,497,666
SunTrust Banks Inc.	766,337	18,568,345
SVB Financial Group(a)	63,001	3,699,419
Synovus Financial Corp.	1,072,698	2,123,942
TCF Financial Corp.	230,202	2,642,719
Valley National Bancorp(b)	279,869	2,966,611
Zions Bancorp	263,163	5,110,625

		177,395,062

BEVERAGES—1.35%
Beam Inc.	224,416	14,023,756
Brown-Forman Corp. Class B NVS	18,022	1,745,431
Coca-Cola Enterprises Inc.	396,063	11,105,606
Constellation Brands Inc. Class A(a)	224,379	6,071,696
Green Mountain Coffee Roasters Inc.(a)	31,186	679,231
Molson Coors Brewing Co. Class B NVS	182,402	7,589,747

		41,215,467

BIOTECHNOLOGY—0.48%
Amylin Pharmaceuticals Inc.(a)	21,599	609,740
Bio-Rad Laboratories Inc. Class A(a)	28,731	2,873,387
Charles River Laboratories International Inc.(a)	26,174	857,460
Life Technologies Corp.(a)	230,392	10,365,336

		14,705,923

BUILDING MATERIALS—0.38%
Fortune Brands Home & Security Inc.(a)	188,938	4,207,649
Martin Marietta Materials Inc.	31,842	2,509,787
Owens Corning(a)(b)	173,923	4,963,762

		11,681,198

CHEMICALS—1.55%
Albemarle Corp.	55,446	3,306,799
Ashland Inc.	111,740	7,744,699
Cabot Corp.	89,937	3,660,436
CF Industries Holdings Inc.	72,719	14,088,579
Cytec Industries Inc.	65,195	3,823,035
Eastman Chemical Co.	39,363	1,982,714
Huntsman Corp.	272,507	3,526,241
Intrepid Potash Inc.(a)	40,871	930,224
Kronos Worldwide Inc.	27,978	441,773
Rockwood Holdings Inc.	68,525	3,039,084
RPM International Inc.	114,012	3,101,126
W.R. Grace & Co.(a)	9,253	466,814

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Westlake Chemical Corp.	21,878	1,143,344

		47,254,868

COAL—0.85%
Alpha Natural Resources Inc.(a)	314,669	2,740,767
CONSOL Energy Inc.	324,028	9,798,606
Peabody Energy Corp.	387,892	9,511,112
Walter Energy Inc.	88,999	3,930,196

		25,980,681

COMMERCIAL SERVICES—1.57%
Aaron’s Inc.	26,131	739,769
Booz Allen Hamilton Holding Corp.	33,499	511,865
CoreLogic Inc.(a)	152,497	2,792,220
Corrections Corp. of America	143,026	4,212,116
DeVry Inc.	93,408	2,892,846
Equifax Inc.	17,217	802,312
Genpact Ltd.(a)	35,827	595,803
H&R Block Inc.	155,473	2,484,458
Hertz Global Holdings Inc.(a)	154,676	1,979,853
Iron Mountain Inc.	14,101	464,769
KAR Auction Services Inc.(a)	42,582	731,984
Manpower Inc.	113,724	4,167,985
Paychex Inc.	31,442	987,593
Quanta Services Inc.(a)	297,605	7,163,352
R.R. Donnelley & Sons Co.(b)	255,870	3,011,590
SAIC Inc.	260,262	3,154,375
Service Corp. International	307,886	3,808,550
Total System Services Inc.	32,915	787,656
Towers Watson & Co. Class A	86,484	5,180,392
Verisk Analytics Inc. Class A(a)	28,635	1,410,560

		47,880,048

COMPUTERS—1.52%
Brocade Communications Systems Inc.(a)	650,750	3,208,197
Computer Sciences Corp.	221,022	5,485,766
Diebold Inc.	82,385	3,040,830
DST Systems Inc.	39,757	2,159,203
Lexmark International Inc. Class A	100,965	2,683,650
NetApp Inc.(a)	170,070	5,411,627
SanDisk Corp.(a)	346,972	12,657,539
Synopsys Inc.(a)	192,263	5,658,300
Western Digital Corp.(a)	198,841	6,060,674

		46,365,786

COSMETICS & PERSONAL CARE—0.08%
Avon Products Inc.	141,528	2,294,169

		2,294,169

DISTRIBUTION & WHOLESALE—0.42%
Arrow Electronics Inc.(a)	158,865	5,212,361
Ingram Micro Inc. Class A(a)	216,077	3,774,865
MRC Global Inc.(a)	11,718	249,359
WESCO International Inc.(a)(b)	62,109	3,574,373

		12,810,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

DIVERSIFIED FINANCIAL SERVICES—2.79%
Affiliated Managers Group Inc.(a)	18,540	2,029,203
Air Lease Corp.(a)	96,685	1,874,722
Ameriprise Financial Inc.	311,314	16,269,270
CBOE Holdings Inc.	16,169	447,558
E*TRADE Financial Corp.(a)	407,551	3,276,710
Federated Investors Inc. Class B(b)	21,950	479,608
Interactive Brokers Group Inc. Class A	55,508	817,078
Invesco Ltd.	638,258	14,424,631
Janus Capital Group Inc.	267,806	2,094,243
Jefferies Group Inc.	200,796	2,608,340
Legg Mason Inc.	201,706	5,318,987
LPL Financial Holdings Inc.	9,272	313,115
NASDAQ OMX Group Inc. (The)	165,916	3,761,316
NYSE Euronext Inc.	361,701	9,252,312
Raymond James Financial Inc.	161,927	5,544,380
SLM Corp.	694,554	10,911,443
TD Ameritrade Holding Corp.	330,310	5,615,270

		85,038,186

ELECTRIC—8.27%
AES Corp. (The)(a)	913,667	11,722,348
Alliant Energy Corp.	158,015	7,200,744
Ameren Corp.	345,512	11,588,472
Calpine Corp.(a)	576,173	9,512,616
CMS Energy Corp.	372,523	8,754,290
DTE Energy Co.	242,237	14,371,921
Edison International	463,943	21,434,167
Entergy Corp.	252,270	17,126,610
Great Plains Energy Inc.	193,243	4,137,333
Hawaiian Electric Industries Inc.	136,973	3,906,470
Integrys Energy Group Inc.	111,487	6,340,266
MDU Resources Group Inc.	268,910	5,811,145
National Fuel Gas Co.	103,556	4,865,061
Northeast Utilities	446,564	17,331,149
NRG Energy Inc.(a)	324,986	5,641,757
NV Energy Inc.	336,081	5,908,304
OGE Energy Corp.	140,398	7,271,212
Pepco Holdings Inc.	325,085	6,361,913
Pinnacle West Capital Corp.	155,899	8,066,214
PPL Corp.	825,928	22,969,058
SCANA Corp.	166,881	7,983,587
TECO Energy Inc.	307,146	5,547,057
Westar Energy Inc.	179,692	5,381,775
Wisconsin Energy Corp.	328,166	12,985,529
Xcel Energy Inc.	693,391	19,699,238

		251,918,236

ELECTRICAL COMPONENTS & EQUIPMENT—0.54%
Energizer Holdings Inc.(a)	93,118	7,007,130
General Cable Corp.(a)(b)	67,127	1,741,274
GrafTech International Ltd.(a)(b)	181,701	1,753,415
Hubbell Inc. Class B	14,528	1,132,312
Molex Inc.	197,509	4,728,365

		16,362,496

ELECTRONICS—0.95%
Avnet Inc.(a)	206,565	6,374,596
AVX Corp.	68,714	734,553

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

FLIR Systems Inc.	42,790	834,405
Garmin Ltd.	144,270	5,524,098
Itron Inc.(a)(b)	56,756	2,340,617
Jabil Circuit Inc.	215,460	4,380,302
PerkinElmer Inc.	161,486	4,166,339
Tech Data Corp.(a)(b)	56,587	2,725,796
Vishay Intertechnology Inc.(a)(b)	205,968	1,942,278

		29,022,984

ENGINEERING & CONSTRUCTION—0.98%
AECOM Technology Corp.(a)	161,265	2,652,809
Chicago Bridge & Iron Co. NV	52,922	2,008,919
Fluor Corp.	61,042	3,011,812
Jacobs Engineering Group Inc.(a)	183,743	6,956,510
KBR Inc.	212,025	5,239,138
McDermott International Inc.(a)	335,645	3,739,086
Shaw Group Inc. (The)(a)	93,596	2,556,107
URS Corp.	107,390	3,745,763

		29,910,144

ENTERTAINMENT—0.46%
Dolby Laboratories Inc. Class A(a)	30,403	1,255,644
DreamWorks Animation SKG Inc. Class A(a)(b)	96,444	1,838,223
International Game Technology	186,835	2,942,651
Madison Square Garden Inc. Class A(a)	81,015	3,033,201
Penn National Gaming Inc.(a)(b)	85,992	3,834,383
Regal Entertainment Group Class A	73,930	1,017,277

		13,921,379

ENVIRONMENTAL CONTROL—0.62%
Covanta Holding Corp.	143,717	2,464,747
Republic Services Inc.	431,785	11,425,031
Waste Connections Inc.	165,307	4,945,985

		18,835,763

FOOD—2.30%
Campbell Soup Co.	53,162	1,774,548
ConAgra Foods Inc.	591,470	15,336,817
Dean Foods Co.(a)	37,565	639,732
H.J. Heinz Co.	171,734	9,338,895
Hillshire Brands Co.	24,929	722,692
Hormel Foods Corp.	81,905	2,491,550
Ingredion Inc.	85,547	4,236,287
J.M. Smucker Co. (The)	159,515	12,046,573
Ralcorp Holdings Inc.(a)	78,850	5,262,449
Safeway Inc.(b)	295,895	5,370,494
Smithfield Foods Inc.(a)(b)	230,148	4,978,101
Tyson Foods Inc. Class A	413,827	7,792,362

		69,990,500

FOREST PRODUCTS & PAPER—0.95%
Domtar Corp.	51,233	3,930,083
International Paper Co.	622,730	18,003,124
MeadWestvaco Corp.	246,241	7,079,429

		29,012,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

GAS—2.28%
AGL Resources Inc.	167,057	6,473,459
Atmos Energy Corp.	128,775	4,516,139
CenterPoint Energy Inc.	608,470	12,577,075
NiSource Inc.	404,550	10,012,612
Questar Corp.	195,773	4,083,825
Sempra Energy	343,162	23,636,999
UGI Corp.	160,636	4,727,517
Vectren Corp.	116,298	3,433,117

		69,460,743

HAND & MACHINE TOOLS—0.89%
Kennametal Inc.	114,036	3,780,293
Regal Beloit Corp.	55,034	3,426,417
Snap-on Inc.	66,010	4,109,123
Stanley Black & Decker Inc.	243,347	15,661,813

		26,977,646

HEALTH CARE - PRODUCTS—2.57%
Alere Inc.(a)(b)	114,165	2,219,368
Boston Scientific Corp.(a)	2,035,314	11,540,230
CareFusion Corp.(a)	316,016	8,115,291
Cooper Companies Inc. (The)	47,159	3,761,402
Henry Schein Inc.(a)	55,040	4,320,089
Hill-Rom Holdings Inc.	88,659	2,735,130
Hologic Inc.(a)	376,772	6,796,967
Hospira Inc.(a)	235,162	8,225,967
QIAGEN NV(a)(b)	335,374	5,600,746
Sirona Dental Systems Inc.(a)	64,714	2,912,777
St. Jude Medical Inc.	102,346	4,084,629
Teleflex Inc.	57,880	3,525,471
Zimmer Holdings Inc.	225,737	14,528,433

		78,366,500

HEALTH CARE - SERVICES—2.97%
AMERIGROUP Corp.(a)	20,576	1,356,164
Brookdale Senior Living Inc.(a)	138,985	2,465,594
Cigna Corp.	410,561	18,064,684
Community Health Systems Inc.(a)	128,989	3,615,562
Covance Inc.(a)	74,045	3,543,053
Coventry Health Care Inc.	203,438	6,467,294
HCA Holdings Inc.	82,966	2,524,655
Health Management Associates Inc. Class A(a)	365,830	2,871,765
Health Net Inc.(a)(b)	118,177	2,868,156
Humana Inc.	232,362	17,994,113
LifePoint Hospitals Inc.(a)(b)	69,209	2,836,185
Lincare Holdings Inc.	28,377	965,386
MEDNAX Inc.(a)	70,066	4,802,324
Quest Diagnostics Inc.	199,260	11,935,674
Tenet Healthcare Corp.(a)	552,677	2,896,027
Universal Health Services Inc. Class B	120,016	5,179,891

		90,386,527

HOLDING COMPANIES - DIVERSIFIED—0.47%
American Capital Ltd.(a)	475,448	4,787,762
Ares Capital Corp.	316,967	5,058,793

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Leucadia National Corp.	213,816	4,547,866

		14,394,421

HOME BUILDERS—0.90%
D.R. Horton Inc.	366,906	6,743,732
Lennar Corp. Class A	230,456	7,123,395
NVR Inc.(a)	775	658,750
PulteGroup Inc.(a)(b)	488,918	5,231,423
Thor Industries Inc.	56,659	1,553,023
Toll Brothers Inc.(a)(b)	204,970	6,093,758

		27,404,081

HOME FURNISHINGS—0.35%
Harman International Industries Inc.	100,386	3,975,286
Whirlpool Corp.	110,019	6,728,762

		10,704,048

HOUSEHOLD PRODUCTS & WARES—0.81%
Avery Dennison Corp.	146,986	4,018,597
Church & Dwight Co. Inc.	75,422	4,183,659
Clorox Co. (The)	173,733	12,588,693
Jarden Corp.	87,099	3,659,900
Scotts Miracle-Gro Co. (The) Class A	7,184	295,406

		24,746,255

HOUSEWARES—0.25%
Newell Rubbermaid Inc.	412,830	7,488,736

		7,488,736

INSURANCE—7.47%
Alleghany Corp.(a)	24,108	8,190,693
Allied World Assurance Co. Holdings Ltd.	25,322	2,012,339
American Financial Group Inc.	121,696	4,774,134
American National Insurance Co.	10,518	749,618
Aon PLC	425,308	19,895,908
Arch Capital Group Ltd.(a)(b)	171,288	6,798,421
Aspen Insurance Holdings Ltd.	101,481	2,932,801
Assurant Inc.	121,561	4,235,185
Assured Guaranty Ltd.	228,788	3,225,911
Axis Capital Holdings Ltd.	156,409	5,091,113
Brown & Brown Inc.	151,020	4,118,315
Cincinnati Financial Corp.	207,917	7,915,400
CNA Financial Corp.	37,641	1,043,409
Endurance Specialty Holdings Ltd.	55,284	2,118,483
Everest Re Group Ltd.	75,111	7,773,237
Fidelity National Financial Inc. Class A	317,286	6,110,928
Genworth Financial Inc. Class A(a)	697,002	3,945,031
Hanover Insurance Group Inc. (The)	34,945	1,367,398
Hartford Financial Services Group Inc. (The)	627,794	11,068,008
HCC Insurance Holdings Inc.	144,766	4,545,652
Kemper Corp.	69,997	2,152,408
Lincoln National Corp.	406,438	8,888,799
Markel Corp.(a)(b)	13,747	6,072,050
MBIA Inc.(a)(b)	201,027	2,173,102
Mercury General Corp.	36,573	1,523,997
Old Republic International Corp.	367,860	3,049,559
PartnerRe Ltd.	91,923	6,955,814
Principal Financial Group Inc.	427,399	11,210,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

ProAssurance Corp.	43,651	3,888,868
Progressive Corp. (The)	870,267	18,127,662
Protective Life Corp.	114,920	3,379,797
Reinsurance Group of America Inc.	104,972	5,585,560
RenaissanceRe Holdings Ltd.	73,882	5,615,771
StanCorp Financial Group Inc.	63,021	2,341,860
Torchmark Corp.	140,205	7,087,363
Unum Group	407,059	7,787,039
Validus Holdings Ltd.	119,979	3,842,927
W.R. Berkley Corp.	157,982	6,148,660
White Mountains Insurance Group Ltd.	8,471	4,419,744
XL Group PLC	443,877	9,339,172

		227,502,812

INTERNET—1.19%
AOL Inc.(a)(b)	102,316	2,873,033
Expedia Inc.	46,573	2,238,764
HomeAway Inc.(a)(b)	5,294	115,092
IAC/InterActiveCorp	88,018	4,013,621
Liberty Interactive Corp. Series A(a)	681,744	12,128,226
Symantec Corp.(a)	967,832	14,140,025
VeriSign Inc.(a)	17,546	764,479

		36,273,240

IRON & STEEL—1.62%
Allegheny Technologies Inc.	152,536	4,864,373
Carpenter Technology Corp.	58,434	2,795,483
Cliffs Natural Resources Inc.	202,892	10,000,547
Commercial Metals Co.	164,794	2,082,996
Nucor Corp.	451,474	17,110,865
Reliance Steel & Aluminum Co.	107,001	5,403,550
Steel Dynamics Inc.	245,184	2,880,912
United States Steel Corp.(b)	204,140	4,205,284

		49,344,010

LEISURE TIME—0.18%
Royal Caribbean Cruises Ltd.	215,614	5,612,432

		5,612,432

LODGING—0.37%
Choice Hotels International Inc.	34,568	1,380,300
Hyatt Hotels Corp. Class A(a)	64,650	2,402,394
Marriott International Inc. Class A	28,739	1,126,569
MGM Resorts International(a)(b)	566,060	6,317,230

		11,226,493

MACHINERY—0.91%
AGCO Corp.(a)	138,638	6,339,916
CNH Global NV(a)(b)	40,030	1,555,566
Flowserve Corp.	6,022	691,024
Gardner Denver Inc.	71,326	3,773,859
IDEX Corp.	96,472	3,760,479
Manitowoc Co. Inc. (The)	43,110	504,387
Nordson Corp.	6,348	325,589
Terex Corp.(a)(b)	156,675	2,793,515
Xylem Inc.	235,289	5,922,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Zebra Technologies Corp. Class A(a)	62,525	2,148,359

		27,814,918

MANUFACTURING—2.98%
AptarGroup Inc.	62,697	3,200,682
Carlisle Companies Inc.	80,247	4,254,696
Colfax Corp.(a)	49,381	1,361,434
Cooper Industries PLC	70,501	4,806,758
Crane Co.	69,451	2,526,627
Dover Corp.	261,496	14,018,801
Eaton Corp.	480,863	19,056,601
Harsco Corp.	115,642	2,356,784
Ingersoll-Rand PLC	76,289	3,217,870
ITT Corp.	100,225	1,763,960
Leggett & Platt Inc.	199,633	4,218,245
Parker Hannifin Corp.	118,307	9,095,442
Pentair Inc.	141,054	5,399,547
SPX Corp.	50,156	3,276,190
Textron Inc.	374,381	9,310,856
Trinity Industries Inc.	113,896	2,845,122

		90,709,615

MEDIA—1.00%
Cablevision NY Group Class A	254,891	3,387,501
DISH Network Corp. Class A	63,584	1,815,323
Gannett Co. Inc.	335,605	4,943,462
John Wiley & Sons Inc. Class A	38,179	1,870,389
Liberty Media Corp. Series A(a)	144,517	12,704,490
Nielsen Holdings NV(a)	130,199	3,413,818
Washington Post Co. (The) Class B	6,016	2,248,901

		30,383,884

METAL FABRICATE & HARDWARE—0.17%
Timken Co. (The)	113,468	5,195,700

		5,195,700

MINING—0.81%
Alcoa Inc.	1,518,973	13,291,014
Molycorp Inc.(a)(b)	70,840	1,526,602
Tahoe Resources Inc.(a)	88,014	1,222,514
Titanium Metals Corp.	115,574	1,307,142
Vulcan Materials Co.	184,258	7,316,885

		24,664,157

OFFICE & BUSINESS EQUIPMENT—0.54%
Pitney Bowes Inc.(b)	92,695	1,387,644
Xerox Corp.	1,919,166	15,103,837

		16,491,481

OIL & GAS—7.28%
Atwood Oceanics Inc.(a)(b)	55,468	2,098,909
Cheniere Energy Inc.(a)	93,002	1,370,850
Chesapeake Energy Corp.	943,160	17,542,776
Cimarex Energy Co.	122,068	6,728,388
Cobalt International Energy Inc.(a)	14,370	337,695
Denbury Resources Inc.(a)	556,279	8,405,376
Diamond Offshore Drilling Inc.	98,003	5,794,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Energen Corp.	103,178	4,656,423
EQT Corp.	187,437	10,052,246
EXCO Resources Inc.(b)	178,258	1,352,978
Helmerich & Payne Inc.	105,051	4,567,618
HollyFrontier Corp.	294,485	10,433,604
Laredo Petroleum Holdings Inc.(a)	2,669	55,515
Marathon Petroleum Corp.	485,175	21,794,061
Murphy Oil Corp.	276,493	13,904,833
Nabors Industries Ltd.(a)	414,217	5,964,725
Newfield Exploration Co.(a)	191,979	5,626,905
Noble Energy Inc.	196,963	16,706,402
Patterson-UTI Energy Inc.	222,667	3,242,032
Pioneer Natural Resources Co.	28,820	2,542,212
Plains Exploration & Production Co.(a)	183,563	6,457,746
QEP Resources Inc.	254,030	7,613,279
Rowan Companies PLC(a)	176,843	5,717,334
SandRidge Energy Inc.(a)	697,006	4,662,970
SM Energy Co.	15,337	753,200
Southwestern Energy Co.(a)	325,141	10,381,752
Sunoco Inc.	19,864	943,540
Tesoro Corp.(a)(b)	200,496	5,004,380
Ultra Petroleum Corp.(a)(b)	217,762	5,023,769
Unit Corp.(a)	69,402	2,560,240
Valero Energy Corp.	787,272	19,012,619
Whiting Petroleum Corp.(a)	143,714	5,909,520
WPX Energy Inc.(a)	282,997	4,578,891

		221,797,705

OIL & GAS SERVICES—0.34%
Cameron International Corp.(a)	81,034	3,460,962
Oil States International Inc.(a)	10,134	670,871
RPC Inc.(b)	9,551	113,561
SEACOR Holdings Inc.(a)	16,557	1,479,865
Superior Energy Services Inc.(a)	224,351	4,538,621

		10,263,880

PACKAGING & CONTAINERS—0.88%
Bemis Co. Inc.	147,439	4,620,738
Crown Holdings Inc.(a)	161,124	5,557,167
Greif Inc. Class A	44,584	1,827,944
Owens-Illinois Inc.(a)	61,129	1,171,843
Packaging Corp. of America	11,683	329,928
Rock-Tenn Co. Class A	89,080	4,859,314
Sealed Air Corp.	275,294	4,250,539
Sonoco Products Co.	142,618	4,299,933

		26,917,406

PHARMACEUTICALS—0.94%
DENTSPLY International Inc.	111,343	4,209,879
Endo Health Solutions Inc.(a)	62,348	1,931,541
Forest Laboratories Inc.(a)	378,339	13,238,081
Mylan Inc.(a)	49,515	1,058,135
Omnicare Inc.	161,426	5,041,334
Patterson Companies Inc.	9,757	336,324
VCA Antech Inc.(a)	124,218	2,730,312

		28,545,606

REAL ESTATE—0.36%
Forest City Enterprises Inc. Class A(a)	201,145	2,936,717

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

Howard Hughes Corp. (The)(a)	39,237	2,418,569
Jones Lang LaSalle Inc.	62,302	4,384,192
St. Joe Co. (The)(a)	81,987	1,296,214

		11,035,692

REAL ESTATE INVESTMENT TRUSTS—12.91%
Alexandria Real Estate Equities Inc.(b)	88,413	6,429,393
American Campus Communities Inc.	95,840	4,310,883
American Capital Agency Corp.	427,185	14,357,688
Annaly Capital Management Inc.(b)	1,387,799	23,287,267
Apartment Investment and Management Co. Class A(b)	54,388	1,470,108
AvalonBay Communities Inc.	135,779	19,210,013
BioMed Realty Trust Inc.	219,546	4,101,119
Boston Properties Inc.	177,280	19,211,834
Brandywine Realty Trust(b)	204,752	2,526,640
BRE Properties Inc. Class A	77,873	3,895,207
Camden Property Trust(b)	28,195	1,907,956
CBL & Associates Properties Inc.	211,634	4,135,328
Chimera Investment Corp.(b)	1,456,591	3,437,555
CommonWealth REIT	118,928	2,273,903
Corporate Office Properties Trust(b)	101,265	2,380,740
DDR Corp.(b)	315,313	4,616,182
Douglas Emmett Inc.	199,745	4,614,110
Duke Realty Corp.(b)	379,443	5,555,046
Equity Lifestyle Properties, Inc.	10,535	726,599
Extra Space Storage Inc.	55,373	1,694,414
Federal Realty Investment Trust(b)	19,521	2,031,941
General Growth Properties Inc.	751,905	13,601,961
Hatteras Financial Corp.	139,252	3,982,607
HCP Inc.	555,540	24,527,091
Health Care REIT Inc.	304,471	17,750,659
Home Properties Inc.	32,498	1,994,077
Hospitality Properties Trust(b)	175,166	4,338,862
Host Hotels & Resorts Inc.	1,024,053	16,200,518
Kilroy Realty Corp.	89,846	4,349,445
Kimco Realty Corp.	579,467	11,027,257
Liberty Property Trust(b)	147,906	5,448,857
Macerich Co. (The)	188,768	11,146,750
Mack-Cali Realty Corp.(b)	124,541	3,620,407
MFA Financial Inc.	508,335	4,010,763
Mid-America Apartment Communities Inc.	3,027	206,563
National Retail Properties Inc.	152,406	4,311,566
Piedmont Office Realty Trust Inc. Class A	244,909	4,214,884
Post Properties Inc.	45,606	2,232,414
Prologis Inc.	655,590	21,785,256
Rayonier Inc.	36,605	1,643,565
Realty Income Corp.(b)	189,978	7,935,381
Regency Centers Corp.(b)	50,813	2,417,174
Retail Properties of America Inc. Class A	122,922	1,194,802
Senior Housing Properties Trust	232,391	5,186,967
SL Green Realty Corp.(b)	127,632	10,241,192
Taubman Centers Inc.	57,194	4,413,089
UDR Inc.(b)	352,250	9,102,140
Ventas Inc.	411,565	25,977,983
Vornado Realty Trust	264,348	22,199,945
Weingarten Realty Investors(b)	173,353	4,566,118
Weyerhaeuser Co.	520,426	11,636,725

		393,438,944

RETAIL—3.42%
Abercrombie & Fitch Co. Class A	120,828	4,125,068

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

American Eagle Outfitters Inc.	62,537	1,233,855
AutoNation Inc.(a)(b)	23,397	825,446
Best Buy Co. Inc.(b)	383,506	8,038,286
CarMax Inc.(a)(b)	265,820	6,895,371
Chico’s FAS Inc.	71,307	1,058,196
Dillard’s Inc. Class A	41,796	2,661,569
DSW Inc. Class A	3,179	172,938
Foot Locker Inc.	172,305	5,269,087
GameStop Corp. Class A(b)	187,213	3,437,231
Guess? Inc.	92,515	2,809,680
J.C. Penney Co. Inc.(b)	227,252	5,297,244
Kohl’s Corp.	322,487	14,669,934
Macy’s Inc.	510,678	17,541,789
PVH Corp.	7,769	604,350
Sally Beauty Holdings Inc.(a)	13,267	341,493
Sears Holdings Corp.(a)(b)	51,359	3,066,132
Signet Jewelers Ltd.(b)	121,576	5,350,560
Staples Inc.	981,378	12,806,983
Tiffany & Co.	29,181	1,545,134
Wendy’s Co. (The)	398,341	1,880,169
Williams-Sonoma Inc.	55,170	1,929,295
World Fuel Services Corp.	69,833	2,655,749

		104,215,559

SAVINGS & LOANS—0.94%
BankUnited Inc.	49,546	1,168,295
Capitol Federal Financial Inc.	232,742	2,764,975
First Niagara Financial Group Inc.	499,987	3,824,901
Hudson City Bancorp Inc.	752,119	4,790,998
New York Community Bancorp Inc.	625,329	7,835,372
People’s United Financial Inc.	398,599	4,627,734
TFS Financial Corp.(a)	114,540	1,093,857
Washington Federal Inc.	151,733	2,562,770

		28,668,902

SEMICONDUCTORS—3.76%
Analog Devices Inc.	388,719	14,643,045
Applied Materials Inc.	1,825,113	20,915,795
Atmel Corp.(a)	578,500	3,875,950
Avago Technologies Ltd.	19,936	715,702
Cree Inc.(a)(b)	165,418	4,246,280
Cypress Semiconductor Corp.(a)	90,868	1,201,275
Fairchild Semiconductor International Inc.(a)(b)	180,695	2,547,800
Freescale Semiconductor Holdings I Ltd.(a)(b)	4,988	51,127
KLA-Tencor Corp.	238,275	11,735,044
Lam Research Corp.(a)	196,225	7,405,531
Marvell Technology Group Ltd.	669,177	7,548,317
Maxim Integrated Products Inc.	208,063	5,334,735
Micron Technology Inc.(a)	1,409,254	8,892,393
NVIDIA Corp.(a)	881,175	12,177,838
ON Semiconductor Corp.(a)	646,668	4,591,343
PMC-Sierra Inc.(a)	332,519	2,041,667
Rovi Corp.(a)	126,180	2,475,652
Silicon Laboratories Inc.(a)	4,928	186,771
Skyworks Solutions Inc.(a)	28,689	785,218
Teradyne Inc.(a)(b)	232,739	3,272,310

		114,643,793

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

SHIPBUILDING—0.09%
Huntington Ingalls Industries Inc.(a)	70,196	2,824,687

		2,824,687

SOFTWARE—1.58%
Activision Blizzard Inc.	603,171	7,232,020
Akamai Technologies Inc.(a)	19,544	620,522
Allscripts Healthcare Solutions Inc.(a)	272,643	2,979,988
CA Inc.	476,475	12,907,708
Compuware Corp.(a)	294,634	2,737,150
Dun & Bradstreet Corp. (The)	22,497	1,601,111
Electronic Arts Inc.(a)	452,664	5,590,400
Fidelity National Information Services Inc.	357,249	12,175,046
Fiserv Inc.(a)	33,539	2,422,187

		48,266,132

TELECOMMUNICATIONS—2.17%
Amdocs Ltd.(a)(b)	240,261	7,140,557
Clearwire Corp. Class A(a)	483,464	541,480
EchoStar Corp. Class A(a)	40,756	1,076,774
Frontier Communications Corp.(b)	1,421,874	5,445,777
Harris Corp.	114,357	4,785,841
JDS Uniphase Corp.(a)	329,551	3,625,061
Juniper Networks Inc.(a)	754,074	12,298,947
Level 3 Communications Inc.(a)(b)	112,142	2,483,945
MetroPCS Communications Inc.(a)	434,075	2,626,154
NII Holdings Inc.(a)	245,521	2,511,680
Polycom Inc.(a)	254,714	2,679,591
Sprint Nextel Corp.(a)	4,270,309	13,921,207
Telephone & Data Systems Inc.	134,791	2,869,700
United States Cellular Corp.(a)(b)	19,608	757,261
Windstream Corp.	338,839	3,273,185

		66,037,160

TEXTILES—0.30%
Cintas Corp.	85,938	3,318,066
Mohawk Industries Inc.(a)(b)	81,322	5,678,715

		8,996,781

TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	15,398	521,530
Mattel Inc.	109,158	3,541,086

		4,062,616

TRANSPORTATION—0.61%
Alexander & Baldwin Holdings Inc.	55,705	2,966,291
Con-way Inc.	35,933	1,297,541
Expeditors International of Washington Inc.	29,534	1,144,442
Kansas City Southern Industries Inc.	34,359	2,390,012
Kirby Corp.(a)(b)	20,630	971,260
Ryder System Inc.	72,756	2,619,944
Teekay Corp.	51,660	1,512,605
Tidewater Inc.	72,707	3,370,697
UTi Worldwide Inc.	148,269	2,166,210

		18,439,002

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2012

TRUCKING & LEASING—0.08%
GATX Corp.	66,473	2,559,211

		2,559,211
WATER—0.43%
American Water Works Co. Inc.	250,936	8,602,086
Aqua America Inc.	176,493	4,405,265

		13,007,351

TOTAL COMMON STOCKS
(Cost: $3,181,821,803)		3,040,351,677

SHORT-TERM INVESTMENTS—6.79%

MONEY MARKET FUNDS—6.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	175,309,192	175,309,192
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	12,374,764	12,374,764
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	19,238,790	19,238,790

		206,922,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,922,746)		206,922,746

TOTAL INVESTMENTS IN SECURITIES—106.58%
(Cost: $3,388,744,549)		3,247,274,423
Other Assets, Less Liabilities—(6.58)%		(200,356,567)

NET ASSETS—100.00%		$3,046,917,856

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AEROSPACE & DEFENSE—2.39%
Boeing Co. (The)	336,835	$25,026,840
General Dynamics Corp.	162,151	10,695,480
Lockheed Martin Corp.	119,698	10,423,302
Raytheon Co.	149,935	8,484,822
United Technologies Corp.	409,853	30,956,197

		85,586,641

AGRICULTURE—2.75%
Altria Group Inc.	915,101	31,616,739
Philip Morris International Inc.	767,018	66,929,991

		98,546,730

APPAREL—0.40%
Nike Inc. Class B	164,932	14,477,731

		14,477,731

AUTO MANUFACTURERS—0.46%
Ford Motor Co.	1,716,321	16,459,518

		16,459,518

BANKS—8.41%
Bank of America Corp.	4,846,487	39,644,264
Bank of New York Mellon Corp. (The)	536,387	11,773,695
Capital One Financial Corp.	260,977	14,265,003
Citigroup Inc.	1,318,575	36,142,141
Goldman Sachs Group Inc. (The)	221,230	21,207,108
J.P. Morgan Chase & Co.	1,711,931	61,167,295
Morgan Stanley	684,904	9,992,749
U.S. Bancorp	851,866	27,396,010
Wells Fargo & Co.	2,389,812	79,915,313

		301,503,578

BEVERAGES—3.60%
Coca-Cola Co. (The)	1,014,555	79,328,056
PepsiCo Inc.	703,364	49,699,700

		129,027,756

BIOTECHNOLOGY—1.20%
Amgen Inc.	349,769	25,547,128
Gilead Sciences Inc.(a)(b)	340,605	17,466,224

		43,013,352

CHEMICALS—1.62%
Dow Chemical Co. (The)	537,577	16,933,676
E.I. du Pont de Nemours and Co.	421,402	21,310,299
Monsanto Co.	239,900	19,858,922

		58,102,897

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2012

COMMERCIAL SERVICES—0.57%
MasterCard Inc. Class A	47,768	20,545,494

		20,545,494

COMPUTERS—11.57%
Accenture PLC Class A	289,793	17,413,661
Apple Inc.(a)	420,496	245,569,664
Dell Inc.(a)	668,548	8,370,221
EMC Corp.(a)	944,322	24,202,973
Hewlett-Packard Co.	889,273	17,883,280
International Business Machines Corp.	518,749	101,456,930

		414,896,729

COSMETICS & PERSONAL CARE—2.73%
Colgate-Palmolive Co.	214,627	22,342,670
Procter & Gamble Co. (The)	1,232,243	75,474,884

		97,817,554

DIVERSIFIED FINANCIAL SERVICES—1.50%
American Express Co.	450,290	26,211,381
Visa Inc. Class A	223,935	27,685,084

		53,896,465

ELECTRIC—1.15%
American Electric Power Co. Inc.	217,835	8,691,617
Exelon Corp.	383,329	14,420,837
Southern Co. (The)	390,644	18,086,817

		41,199,271

ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Emerson Electric Co.	329,895	15,366,509

		15,366,509

ELECTRONICS—0.55%
Honeywell International Inc.	350,401	19,566,392

		19,566,392

FOOD—1.08%
H.J. Heinz Co.	143,845	7,822,291
Kraft Foods Inc. Class A	797,377	30,794,700

		38,616,991

HEALTH CARE - PRODUCTS—0.87%
Baxter International Inc.	247,635	13,161,800
Medtronic Inc.	467,997	18,125,524

		31,287,324

HEALTH CARE - SERVICES—0.76%
UnitedHealth Group Inc.	466,534	27,292,239

		27,292,239

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2012

INSURANCE—2.47%
Allstate Corp. (The)	220,942	7,752,855
Berkshire Hathaway Inc. Class B(a)	790,868	65,903,030
MetLife Inc.	477,625	14,734,731

		88,390,616

INTERNET—3.49%
Amazon.com Inc.(a)	162,077	37,010,283
eBay Inc.(a)(b)	516,805	21,710,978
Google Inc. Class A(a)(b)	114,387	66,352,467

		125,073,728

MACHINERY—0.69%
Caterpillar Inc.	293,400	24,912,594

		24,912,594

MANUFACTURING—3.55%
3M Co.	312,058	27,960,397
General Electric Co.	4,764,930	99,301,141

		127,261,538

MEDIA—3.22%
Comcast Corp. Class A	1,212,514	38,764,073
News Corp. Class A NVS	947,448	21,118,616
Time Warner Inc.	431,696	16,620,296
Walt Disney Co. (The)	803,805	38,984,542

		115,487,527

MINING—0.41%
Freeport-McMoRan Copper & Gold Inc.	426,854	14,542,916

		14,542,916

OIL & GAS—10.53%
Anadarko Petroleum Corp.	224,698	14,875,008
Apache Corp.	175,769	15,448,337
Chevron Corp.	887,386	93,619,223
ConocoPhillips	568,689	31,778,341
Devon Energy Corp.	181,860	10,546,061
Exxon Mobil Corp.	2,102,977	179,951,742
Occidental Petroleum Corp.	364,780	31,287,181

		377,505,893

OIL & GAS SERVICES—1.99%
Baker Hughes Inc.	197,087	8,100,276
Halliburton Co.	415,162	11,786,449
National Oilwell Varco Inc.	191,698	12,353,019
Schlumberger Ltd.	599,715	38,927,501

		71,167,245

PHARMACEUTICALS—8.67%
Abbott Laboratories	707,558	45,616,264
Bristol-Myers Squibb Co.	759,634	27,308,842
Eli Lilly and Co.	459,235	19,705,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2012

Johnson & Johnson	1,235,098	83,443,221
Merck & Co. Inc.	1,367,876	57,108,823
Pfizer Inc.	3,367,520	77,452,960

		310,635,884

PIPELINES—0.23%
Williams Companies Inc. (The)	281,125	8,102,023

		8,102,023

REAL ESTATE INVESTMENT TRUSTS—0.59%
Simon Property Group Inc.	136,327	21,220,661

		21,220,661

RETAIL—6.65%
Costco Wholesale Corp.	194,408	18,468,760
CVS Caremark Corp.	576,317	26,931,293
Home Depot Inc. (The)	688,391	36,477,839
Lowe’s Companies Inc.	529,207	15,050,647
McDonald’s Corp.	457,015	40,459,538
Starbucks Corp.	341,102	18,187,559
Target Corp.	297,359	17,303,320
Wal-Mart Stores Inc.	776,033	54,105,021
Walgreen Co.	388,004	11,477,158

		238,461,135

SEMICONDUCTORS—3.29%
Intel Corp.	2,262,543	60,296,771
QUALCOMM Inc.	770,972	42,927,721
Texas Instruments Inc.	514,629	14,764,706

		117,989,198

SOFTWARE—4.31%
Microsoft Corp.	3,362,435	102,856,887
Oracle Corp.	1,745,163	51,831,341

		154,688,228

TELECOMMUNICATIONS—5.36%
AT&T Inc.	2,636,705	94,024,900
Cisco Systems Inc.	2,409,122	41,364,625
Verizon Communications Inc.	1,277,669	56,779,610

		192,169,135

TRANSPORTATION—2.32%
FedEx Corp.	141,858	12,995,611
Norfolk Southern Corp.	146,533	10,516,674
Union Pacific Corp.	214,193	25,555,367
United Parcel Service Inc. Class B	431,508	33,985,570

		83,053,222

TOTAL COMMON STOCKS
(Cost: $3,843,919,761)		3,577,864,714

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2012

SHORT-TERM INVESTMENTS—1.33%

MONEY MARKET FUNDS—1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	41,726,010	41,726,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	2,945,365	2,945,365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	3,008,997	3,008,997

		47,680,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,680,372)		47,680,372

TOTAL INVESTMENTS IN SECURITIES—101.14%
(Cost: $3,891,600,133)		3,625,545,086
Other Assets, Less Liabilities—(1.14)%		(40,713,849)

NET ASSETS—100.00%		$3,584,831,237

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.15%
Harte-Hanks Inc.	1,072	$9,798
Interpublic Group of Companies Inc. (The)	10,616	115,183
Lamar Advertising Co. Class A(a)	1,395	39,897
Omnicom Group Inc.	6,473	314,588

		479,466

AEROSPACE & DEFENSE—1.86%
AAR Corp.	934	12,590
AeroVironment Inc.(a)(b)	444	11,682
Alliant Techsystems Inc.	772	39,040
BE Aerospace Inc.(a)	2,482	108,364
Boeing Co. (The)	17,751	1,318,899
Cubic Corp.	373	17,934
Curtiss-Wright Corp.	1,090	33,845
Esterline Technologies Corp.(a)	718	44,767
Exelis Inc.	4,374	43,128
GenCorp Inc.(a)(b)	1,424	9,270
General Dynamics Corp.	8,543	563,496
Goodrich Corp.	2,986	378,923
Kaman Corp.	612	18,935
L-3 Communications Holdings Inc.	2,310	170,963
Lockheed Martin Corp.	6,300	548,604
Moog Inc. Class A(a)	1,081	44,699
National Presto Industries Inc.(b)	110	7,675
Northrop Grumman Corp.	5,949	379,487
Orbital Sciences Corp.(a)(b)	1,375	17,765
Raytheon Co.	7,934	448,985
Rockwell Collins Inc.	3,448	170,159
Teledyne Technologies Inc.(a)(b)	873	53,821
Triumph Group Inc.	1,195	67,243
United Technologies Corp.	21,645	1,634,847

		6,145,121

AGRICULTURE—1.96%
Alliance One International Inc.(a)(b)	2,105	7,283
Altria Group Inc.	48,325	1,669,629
Andersons Inc. (The)	431	18,387
Archer-Daniels-Midland Co.	15,633	461,486
Lorillard Inc.	3,106	409,837
Philip Morris International Inc.	40,467	3,531,150
Reynolds American Inc.	7,866	352,947
Universal Corp.	553	25,621

		6,476,340

AIRLINES—0.09%
Alaska Air Group Inc.(a)	1,708	61,317
Allegiant Travel Co.(a)	349	24,318
JetBlue Airways Corp.(a)(b)	5,521	29,261
SkyWest Inc.	1,201	7,843
Southwest Airlines Co.	18,136	167,214

		289,953

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

APPAREL—0.65%
Carter’s Inc.(a)(b)	1,189	62,541
Coach Inc.	6,848	400,471
Crocs Inc.(a)(b)	2,120	34,238
Deckers Outdoor Corp.(a)(b)	929	40,885
Hanesbrands Inc.(a)	2,299	63,751
Iconix Brand Group Inc.(a)(b)	1,742	30,433
K-Swiss Inc. Class A(a)(b)	671	2,067
Maidenform Brands Inc.(a)	552	10,996
Nike Inc. Class B	8,691	762,896
Oxford Industries Inc.	327	14,617
Perry Ellis International Inc.(a)(b)	302	6,266
Quiksilver Inc.(a)	2,967	6,913
Ralph Lauren Corp.	1,542	215,973
SKECHERS U.S.A. Inc. Class A(a)(b)	888	18,089
Steven Madden Ltd.(a)(b)	940	29,845
True Religion Apparel Inc.	616	17,852
Under Armour Inc. Class A(a)(b)	863	81,536
VF Corp.	2,053	273,973
Warnaco Group Inc. (The)(a)	957	40,749
Wolverine World Wide Inc.	1,154	44,752

		2,158,843

AUTO MANUFACTURERS—0.38%
Ford Motor Co.	90,447	867,387
Oshkosh Corp.(a)	2,145	44,938
PACCAR Inc.	8,511	333,546

		1,245,871

AUTO PARTS & EQUIPMENT—0.22%
BorgWarner Inc.(a)	2,724	178,667
Goodyear Tire & Rubber Co. (The)(a)	5,742	67,813
Johnson Controls Inc.	16,185	448,486
Spartan Motors Inc.	842	4,412
Standard Motor Products Inc.	464	6,533
Superior Industries International Inc.	553	9,053

		714,964

BANKS—6.47%
Associated Banc-Corp	4,081	53,828
BancorpSouth Inc.(b)	1,898	27,559
Bank of America Corp.	255,831	2,092,698
Bank of Hawaii Corp.	1,104	50,729
Bank of New York Mellon Corp. (The)	28,229	619,627
Bank of the Ozarks Inc.	683	20,545
BB&T Corp.	16,555	510,722
BBCN Bancorp Inc.(a)	1,833	19,961
Boston Private Financial Holdings Inc.	1,813	16,190
Capital One Financial Corp.	13,755	751,848
Cathay General Bancorp	1,853	30,593
Citigroup Inc.	69,614	1,908,120
City Holding Co.(b)	346	11,657
City National Corp.	1,097	53,292
Columbia Banking System Inc.	928	17,465
Comerica Inc.	4,654	142,924
Commerce Bancshares Inc.	1,898	71,934
Community Bank System Inc.	950	25,764
Cullen/Frost Bankers Inc.	1,434	82,441
CVB Financial Corp.	2,085	24,290

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

East West Bancorp Inc.	3,390	79,529
F.N.B. Corp.	3,292	35,784
Fifth Third Bancorp	21,860	292,924
First BanCorp (Puerto Rico)(a)	500	1,980
First Commonwealth Financial Corp.	2,543	17,114
First Financial Bancorp	1,371	21,909
First Financial Bankshares Inc.(b)	740	25,574
First Horizon National Corp.	5,991	51,822
First Midwest Bancorp Inc.	1,757	19,292
FirstMerit Corp.	2,572	42,489
Fulton Financial Corp.	4,691	46,863
Glacier Bancorp Inc.	1,692	26,209
Goldman Sachs Group Inc. (The)	11,658	1,117,536
Hancock Holding Co.	1,996	60,758
Hanmi Financial Corp.(a)(b)	820	8,594
Home Bancshares Inc.	543	16,605
Huntington Bancshares Inc.	20,342	130,189
Independent Bank Corp. (Massachusetts)	503	14,693
International Bancshares Corp.	1,277	24,927
J.P. Morgan Chase & Co.	90,319	3,227,098
KeyCorp	22,439	173,678
M&T Bank Corp.	3,007	248,288
Morgan Stanley	36,254	528,946
National Penn Bancshares Inc.	2,936	28,098
NBT Bancorp Inc.	801	17,294
Northern Trust Corp.	5,727	263,557
Old National Bancorp	2,230	26,782
PacWest Bancorp	781	18,486
Pinnacle Financial Partners Inc.(a)(b)	801	15,627
PNC Financial Services Group Inc. (The)(c)	12,533	765,892
PrivateBancorp Inc.	1,377	20,325
Prosperity Bancshares Inc.	1,106	46,485
Regions Financial Corp.	33,576	226,638
S&T Bancorp Inc.	679	12,541
Signature Bank(a)	1,092	66,579
Simmons First National Corp. Class A	407	9,463
State Street Corp.	11,582	517,020
Sterling Bancorp	727	7,255
SunTrust Banks Inc.	12,837	311,040
Susquehanna Bancshares Inc.	4,447	45,804
SVB Financial Group(a)	1,078	63,300
Synovus Financial Corp.	16,919	33,500
TCF Financial Corp.	4,014	46,081
Texas Capital Bancshares Inc.(a)(b)	892	36,028
Tompkins Financial Corp.	196	7,385
TrustCo Bank Corp. NY(b)	2,261	12,345
Trustmark Corp.	1,506	36,867
U.S. Bancorp	45,001	1,447,232
UMB Financial Corp.	771	39,498
Umpqua Holdings Corp.	2,701	35,545
United Bankshares Inc.	986	25,518
United Community Banks Inc.(a)(b)	476	4,079
Valley National Bancorp	4,643	49,216
Webster Financial Corp.	1,732	37,515
Wells Fargo & Co.	126,080	4,216,115
Westamerica Bancorp	666	31,429
Wilshire Bancorp Inc.(a)	1,335	7,316
Wintrust Financial Corp.	847	30,068
Zions Bancorp	4,304	83,584

		21,386,495

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

BEVERAGES—2.52%
Beam Inc.	3,761	235,025
Boston Beer Co. Inc. (The) Class A(a)(b)	200	24,200
Brown-Forman Corp. Class B NVS	2,378	230,309
Coca-Cola Co. (The)	53,526	4,185,198
Coca-Cola Enterprises Inc.	7,138	200,150
Constellation Brands Inc. Class A(a)	3,612	97,741
Dr Pepper Snapple Group Inc.	5,060	221,375
Green Mountain Coffee Roasters Inc.(a)	3,061	66,669
Molson Coors Brewing Co. Class B NVS	3,735	155,413
Monster Beverage Corp.(a)	3,660	260,592
Peet’s Coffee & Tea Inc.(a)(b)	301	18,072
PepsiCo Inc.	37,111	2,622,263

		8,317,007

BIOTECHNOLOGY—1.57%
Alexion Pharmaceuticals Inc.(a)	4,542	451,021
Amgen Inc.	18,431	1,346,200
ArQule Inc.(a)	1,330	7,887
Bio-Rad Laboratories Inc. Class A(a)	466	46,605
Biogen Idec Inc.(a)	5,679	819,934
Cambrex Corp.(a)	661	6,220
Celgene Corp.(a)	10,441	669,894
Charles River Laboratories International Inc.(a)	1,137	37,248
Cubist Pharmaceuticals Inc.(a)	1,507	57,130
Emergent BioSolutions Inc.(a)	599	9,075
Enzo Biochem Inc.(a)	895	1,495
Gilead Sciences Inc.(a)	17,949	920,425
Life Technologies Corp.(a)	4,236	190,578
Medicines Co. (The)(a)(b)	1,293	29,661
Momenta Pharmaceuticals Inc.(a)	1,004	13,574
Regeneron Pharmaceuticals Inc.(a)(b)	1,862	212,678
Spectrum Pharmaceuticals Inc.(a)(b)	1,201	18,687
United Therapeutics Corp.(a)(b)	1,275	62,959
Vertex Pharmaceuticals Inc.(a)	4,989	278,985

		5,180,256

BUILDING MATERIALS—0.17%
AAON Inc.	459	8,652
Apogee Enterprises Inc.	662	10,638
Comfort Systems USA Inc.	914	9,158
Drew Industries Inc.(a)	453	12,616
Eagle Materials Inc.	1,074	40,103
Fortune Brands Home & Security Inc.(a)	3,721	82,867
Gibraltar Industries Inc.(a)(b)	744	7,723
Griffon Corp.	1,122	9,627
Headwaters Inc.(a)	1,266	6,520
Lennox International Inc.	1,204	56,143
Louisiana-Pacific Corp.(a)(b)	3,440	37,427
Martin Marietta Materials Inc.	1,081	85,204
Masco Corp.	8,431	116,938
NCI Building Systems Inc.(a)(b)	503	5,447
Quanex Building Products Corp.	874	15,627
Simpson Manufacturing Co. Inc.	967	28,536
Texas Industries Inc.	650	25,357
Universal Forest Products Inc.	471	18,360

		576,943

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

CHEMICALS—2.37%
A. Schulman Inc.	725	14,391
Air Products and Chemicals Inc.	5,008	404,296
Airgas Inc.	1,639	137,692
Albemarle Corp.	2,095	124,946
American Vanguard Corp.	573	15,236
Ashland Inc.	1,873	129,818
Balchem Corp.	690	22,501
Cabot Corp.	1,464	59,585
CF Industries Holdings Inc.	1,557	301,653
Cytec Industries Inc.	1,094	64,152
Dow Chemical Co. (The)	28,331	892,426
E.I. du Pont de Nemours and Co.	22,207	1,123,008
Eastman Chemical Co.	3,305	166,473
Ecolab Inc.	6,914	473,816
FMC Corp.	3,253	173,970
H.B. Fuller Co.	1,245	38,222
Hawkins Inc.	218	8,323
Innophos Holdings Inc.	509	28,738
International Flavors & Fragrances Inc.	1,912	104,778
Intrepid Potash Inc.(a)(b)	1,237	28,154
Kraton Performance Polymers Inc.(a)(b)	771	16,893
Minerals Technologies Inc.	430	27,425
Monsanto Co.	12,642	1,046,505
Mosaic Co. (The)	7,083	387,865
NewMarket Corp.	256	55,450
Olin Corp.	1,905	39,795
OM Group Inc.(a)(b)	772	14,668
PolyOne Corp.	2,013	27,538
PPG Industries Inc.	3,606	382,669
Praxair Inc.	7,079	769,700
Quaker Chemical Corp.	296	13,678
RPM International Inc.	3,107	84,510
Sensient Technologies Corp.	1,173	43,084
Sherwin-Williams Co. (The)	2,039	269,862
Sigma-Aldrich Corp.	2,875	212,549
Stepan Co.	198	18,648
Valspar Corp. (The)	2,141	112,381
Zep Inc.	500	6,865

		7,842,263

COAL—0.14%
Alpha Natural Resources Inc.(a)	5,207	45,353
Arch Coal Inc.(b)	5,040	34,725
Cloud Peak Energy Inc.(a)	1,444	24,418
CONSOL Energy Inc.	5,403	163,387
Peabody Energy Corp.	6,448	158,105
SunCoke Energy Inc.(a)	1,640	24,026

		450,014

COMMERCIAL SERVICES—1.62%
Aaron’s Inc.	1,829	51,779
ABM Industries Inc.	1,122	21,946
Alliance Data Systems Corp.(a)(b)	1,198	161,730
American Public Education Inc.(a)	421	13,472
AMN Healthcare Services Inc.(a)	931	5,521
Apollo Group Inc. Class A(a)	2,547	92,176
Arbitron Inc.	650	22,750
Automatic Data Processing Inc.	11,593	645,266
Brink’s Co. (The)	1,098	25,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Capella Education Co.(a)	350	12,166
Cardtronics Inc.(a)	1,021	30,844
Career Education Corp.(a)	1,403	9,386
CDI Corp.	277	4,543
Chemed Corp.	454	27,440
Consolidated Graphics Inc.(a)	214	6,217
Convergys Corp.	2,896	42,774
CoreLogic Inc.(a)	2,485	45,500
Corinthian Colleges Inc.(a)(b)	1,865	5,390
Corporate Executive Board Co. (The)	811	33,154
Corrections Corp. of America	2,351	69,237
CorVel Corp.(a)(b)	155	7,595
Cross Country Healthcare Inc.(a)	732	3,199
Deluxe Corp.	1,190	29,679
DeVry Inc.	1,443	44,690
Equifax Inc.	2,824	131,598
ExlService Holdings Inc.(a)	399	9,831
Forrester Research Inc.	339	11,479
FTI Consulting Inc.(a)	972	27,945
Gartner Inc.(a)(b)	2,213	95,270
GEO Group Inc. (The)(a)	1,501	34,103
Global Payments Inc.	1,829	79,068
H&R Block Inc.	6,939	110,885
Healthcare Services Group Inc.	1,561	30,252
Heartland Payment Systems Inc.	938	28,215
Heidrick & Struggles International Inc.	418	7,315
HMS Holdings Corp.(a)(b)	2,076	69,152
Insperity Inc.	530	14,337
Iron Mountain Inc.	4,071	134,180
ITT Educational Services Inc.(a)(b)	424	25,758
Kelly Services Inc. Class A	667	8,611
Korn/Ferry International(a)	1,108	15,900
Landauer Inc.	222	12,727
Lender Processing Services Inc.	1,973	49,877
Lincoln Educational Services Corp.	530	3,445
Live Nation Entertainment Inc.(a)	3,445	31,625
Manpower Inc.	1,881	68,939
MasterCard Inc. Class A	2,516	1,082,157
Matthews International Corp. Class A	698	22,678
MAXIMUS Inc.	816	42,228
Medifast Inc.(a)(b)	315	6,199
Monro Muffler Brake Inc.	727	24,165
Monster Worldwide Inc.(a)(b)	3,118	26,503
Moody’s Corp.	4,684	171,200
Navigant Consulting Inc.(a)	1,229	15,535
On Assignment Inc.(a)	1,109	17,700
PAREXEL International Corp.(a)(b)	1,370	38,675
Paychex Inc.	7,666	240,789
Quanta Services Inc.(a)	5,120	123,238
R.R. Donnelley & Sons Co.(b)	4,248	49,999
Rent-A-Center Inc.	1,444	48,721
Resources Connection Inc.	1,088	13,382
Robert Half International Inc.	3,403	97,224
Rollins Inc.	1,539	34,427
SAIC Inc.	6,462	78,319
SEI Investments Co.	3,426	68,143
Service Corp. International	5,029	62,209
Sotheby’s	1,590	53,042
Strayer Education Inc.(b)	302	32,924
TeleTech Holdings Inc.(a)	584	9,344
Total System Services Inc.	3,762	90,025
Towers Watson & Co. Class A	1,209	72,419
TrueBlue Inc.(a)	909	14,071

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

United Rentals Inc.(a)(b)	1,957	66,616
Universal Technical Institute Inc.	493	6,660
Valassis Communications Inc.(a)(b)	1,008	21,924
Viad Corp.	480	9,600
Western Union Co.	14,574	245,426
Wright Express Corp.(a)(b)	909	56,104

		5,354,064

COMPUTERS—7.43%
3D Systems Corp.(a)(b)	898	30,658
Accenture PLC Class A	15,273	917,755
Agilysys Inc.(a)	373	3,234
Apple Inc.(a)	22,186	12,956,624
CACI International Inc. Class A(a)(b)	620	34,112
Cadence Design Systems Inc.(a)(b)	6,518	71,633
CIBER Inc.(a)(b)	1,784	7,689
Cognizant Technology Solutions Corp. Class A(a)	7,215	432,900
Computer Sciences Corp.	3,631	90,121
Dell Inc.(a)	35,393	443,120
Diebold Inc.	1,504	55,513
DST Systems Inc.	805	43,720
EMC Corp.(a)	49,759	1,275,323
Hewlett-Packard Co.	46,861	942,375
iGATE Corp.(a)	732	12,459
Insight Enterprises Inc.(a)	1,051	17,688
International Business Machines Corp.	27,368	5,352,633
j2 Global Inc.(b)	1,171	30,938
Jack Henry & Associates Inc.	2,120	73,182
Lexmark International Inc. Class A	1,696	45,080
LivePerson Inc.(a)	1,138	21,690
Manhattan Associates Inc.(a)	490	22,398
Mentor Graphics Corp.(a)(b)	2,227	33,405
Mercury Computer Systems Inc.(a)(b)	709	9,167
MICROS Systems Inc.(a)	1,909	97,741
MTS Systems Corp.	369	14,225
NCI Inc. Class A(a)(b)	207	838
NCR Corp.(a)	3,802	86,419
NetApp Inc.(a)	8,625	274,448
NetScout Systems Inc.(a)	860	18,567
RadiSys Corp.(a)	587	3,686
Riverbed Technology Inc.(a)(b)	3,755	60,643
SanDisk Corp.(a)	5,749	209,724
Seagate Technology PLC	8,979	222,051
Stratasys Inc.(a)(b)	510	25,271
Super Micro Computer Inc.(a)(b)	646	10,246
Sykes Enterprises Inc.(a)	1,047	16,710
Synaptics Inc.(a)(b)	765	21,902
Synopsys Inc.(a)	3,475	102,269
Teradata Corp.(a)	4,026	289,912
Virtusa Corp.(a)	457	6,101
Western Digital Corp.(a)	5,562	169,530

		24,553,700

COSMETICS & PERSONAL CARE—1.70%
Avon Products Inc.	10,167	164,807
Colgate-Palmolive Co.	11,311	1,177,475
Estee Lauder Companies Inc. (The) Class A	5,337	288,839
Inter Parfums Inc.	401	6,925
Procter & Gamble Co. (The)	65,013	3,982,046

		5,620,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

DISTRIBUTION & WHOLESALE—0.41%
Arrow Electronics Inc.(a)	2,611	85,667
Brightpoint Inc.(a)	1,606	8,688
Fastenal Co.	7,013	282,694
Fossil Inc.(a)	1,230	94,144
Genuine Parts Co.	3,689	222,262
Ingram Micro Inc. Class A(a)	3,580	62,543
LKQ Corp.(a)	3,520	117,568
MWI Veterinary Supply Inc.(a)(b)	296	30,420
Owens & Minor Inc.	1,500	45,945
Pool Corp.	1,132	45,801
ScanSource Inc.(a)(b)	649	19,885
United Stationers Inc.	969	26,115
W.W. Grainger Inc.	1,441	275,577
Watsco Inc.	710	52,398

		1,369,707

DIVERSIFIED FINANCIAL SERVICES—2.23%
Affiliated Managers Group Inc.(a)	1,220	133,529
American Express Co.	23,792	1,384,932
Ameriprise Financial Inc.	5,200	271,752
BlackRock Inc.(c)	3,038	515,913
Calamos Asset Management Inc. Class A	469	5,370
CBOE Holdings Inc.	2,019	55,886
Charles Schwab Corp. (The)	25,622	331,293
CME Group Inc.	1,576	422,541
Discover Financial Services	12,572	434,740
E*TRADE Financial Corp.(a)	6,012	48,337
Eaton Vance Corp.	2,754	74,220
Encore Capital Group Inc.(a)(b)	512	15,165
Federated Investors Inc. Class B(b)	2,205	48,179
Financial Engines Inc.(a)(b)	908	19,477
Franklin Resources Inc.	3,385	375,701
Greenhill & Co. Inc.	683	24,349
Higher One Holdings Inc.(a)(b)	702	8,578
Interactive Brokers Group Inc. Class A	894	13,160
IntercontinentalExchange Inc.(a)	1,729	235,109
Invesco Ltd.	10,587	239,266
Investment Technology Group Inc.(a)	972	8,942
Janus Capital Group Inc.	4,439	34,713
Jefferies Group Inc.	3,620	47,024
Legg Mason Inc.	3,053	80,508
NASDAQ OMX Group Inc. (The)	2,940	66,650
National Financial Partners Corp.(a)(b)	901	12,073
NYSE Euronext Inc.	5,987	153,147
Piper Jaffray Companies Inc.(a)	370	8,669
Portfolio Recovery Associates Inc.(a)(b)	399	36,413
Raymond James Financial Inc.	2,649	90,702
SLM Corp.	11,594	182,142
Stifel Financial Corp.(a)(b)	1,264	39,058
SWS Group Inc.(a)	742	3,955
T. Rowe Price Group Inc.	6,085	383,112
Virtus Investment Partners Inc.(a)	180	14,580
Visa Inc. Class A	11,830	1,462,543
Waddell & Reed Financial Inc. Class A	2,039	61,741
World Acceptance Corp.(a)(b)	349	22,964

		7,366,433

ELECTRIC—3.32%
AES Corp. (The)(a)	15,291	196,183

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

ALLETE Inc.	836	34,945
Alliant Energy Corp.	2,658	121,125
Ameren Corp.	5,769	193,492
American Electric Power Co. Inc.	11,481	458,092
Avista Corp.	1,379	36,819
Black Hills Corp.	1,043	33,553
CH Energy Group Inc.	369	24,240
Cleco Corp.	1,438	60,152
CMS Energy Corp.	6,248	146,828
Consolidated Edison Inc.	6,965	433,153
Dominion Resources Inc.	13,546	731,484
DTE Energy Co.	4,014	238,151
Duke Energy Corp.(a)	31,715	731,348
Edison International	7,751	358,096
El Paso Electric Co.	986	32,696
Entergy Corp.	4,195	284,799
Exelon Corp.	20,203	760,037
FirstEnergy Corp.	9,914	487,670
Great Plains Energy Inc.	3,636	77,847
Hawaiian Electric Industries Inc.	2,273	64,826
IDACORP Inc.	1,153	48,518
Integrys Energy Group Inc.	1,872	106,461
MDU Resources Group Inc.	4,423	95,581
National Fuel Gas Co.	1,941	91,188
NextEra Energy Inc.	9,886	680,256
Northeast Utilities	7,424	288,125
NorthWestern Corp.	848	31,122
NRG Energy Inc.(a)	5,446	94,543
NV Energy Inc.	5,585	98,184
OGE Energy Corp.	2,378	123,157
Pepco Holdings Inc.	5,506	107,752
PG&E Corp.	9,991	452,293
Pinnacle West Capital Corp.	2,621	135,610
PNM Resources Inc.	1,844	36,032
PPL Corp.	13,747	382,304
Progress Energy Inc.	7,004	421,431
Public Service Enterprise Group Inc.	12,036	391,170
SCANA Corp.	2,754	131,751
Southern Co. (The)	20,588	953,224
TECO Energy Inc.	5,103	92,160
UIL Holdings Corp.	1,190	42,673
UNS Energy Corp.	987	37,911
Westar Energy Inc.	2,999	89,820
Wisconsin Energy Corp.	5,504	217,793
Xcel Energy Inc.	11,576	328,874

		10,983,469

ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Acuity Brands Inc.	1,015	51,674
Advanced Energy Industries Inc.(a)	890	11,944
AMETEK Inc.	3,812	190,257
Belden Inc.	1,118	37,285
Emerson Electric Co.	17,387	809,886
Encore Wire Corp.	460	12,319
Energizer Holdings Inc.(a)	1,551	116,713
EnerSys Inc.(a)(b)	1,092	38,296
General Cable Corp.(a)(b)	1,225	31,777
Hubbell Inc. Class B	1,414	110,207
Littelfuse Inc.	505	28,729
Molex Inc.	3,290	78,763
Powell Industries Inc.(a)(b)	205	7,659

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Vicor Corp.	464	3,220

		1,528,729
ELECTRONICS—1.34%
Agilent Technologies Inc.	8,236	323,181
American Science and Engineering Inc.	214	12,080
Amphenol Corp. Class A	3,833	210,508
Analogic Corp.	294	18,228
Avnet Inc.(a)	3,455	106,621
Badger Meter Inc.	348	13,067
Bel Fuse Inc. Class B	223	3,927
Benchmark Electronics Inc.(a)	1,384	19,307
Brady Corp. Class A	1,242	34,167
Checkpoint Systems Inc.(a)	965	8,405
CTS Corp.	782	7,366
Cymer Inc.(a)	710	41,855
Daktronics Inc.	896	6,191
Electro Scientific Industries Inc.	568	6,714
ESCO Technologies Inc.	618	22,520
FARO Technologies Inc.(a)(b)	399	16,790
FEI Co.(a)(b)	909	43,487
FLIR Systems Inc.	3,659	71,351
Gentex Corp.	3,386	70,666
Honeywell International Inc.	18,466	1,031,141
II-VI Inc.(a)(b)	1,302	21,704
Itron Inc.(a)	963	39,714
Jabil Circuit Inc.	4,415	89,757
Measurement Specialties Inc.(a)(b)	353	11,476
Methode Electronics Inc.	889	7,565
Mettler-Toledo International Inc.(a)(b)	750	116,887
National Instruments Corp.	2,192	58,877
Newport Corp.(a)(b)	878	10,554
OSI Systems Inc.(a)	470	29,770
Park Electrochemical Corp.	477	12,345
PerkinElmer Inc.	2,771	71,492
Plexus Corp.(a)(b)	824	23,237
Pulse Electronics Corp.	1,007	1,984
Rofin-Sinar Technologies Inc.(a)(b)	666	12,607
Rogers Corp.(a)(b)	373	14,775
TE Connectivity Ltd.	10,115	322,770
Tech Data Corp.(a)(b)	984	47,399
Thermo Fisher Scientific Inc.	8,691	451,150
Trimble Navigation Ltd.(a)	2,945	135,499
TTM Technologies Inc.(a)(b)	1,233	11,603
Tyco International Ltd.	10,969	579,712
Vishay Intertechnology Inc.(a)	3,681	34,712
Waters Corp.(a)	2,117	168,238
Watts Water Technologies Inc. Class A	694	23,138
Woodward Inc.	1,421	56,044

		4,420,581
ENGINEERING & CONSTRUCTION—0.20%
AECOM Technology Corp.(a)	2,606	42,869
Aegion Corp.(a)(b)	911	16,298
Dycom Industries Inc.(a)(b)	801	14,906
EMCOR Group Inc.	1,591	44,262
Exponent Inc.(a)(b)	328	17,328
Fluor Corp.	3,989	196,817
Granite Construction Inc.	834	21,776
Jacobs Engineering Group Inc.(a)	3,051	115,511
KBR Inc.	3,469	85,719

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Orion Marine Group Inc.(a)(b)	633	4,406
Shaw Group Inc. (The)(a)	1,533	41,866
URS Corp.	1,793	62,540

		664,298
ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)(b)	1,016	47,407
Cinemark Holdings Inc.	2,407	55,000
DreamWorks Animation SKG Inc. Class A(a)(b)	1,669	31,811
International Game Technology	7,020	110,565
International Speedway Corp. Class A	670	17,541
Marriott Vacations Worldwide Corp.(a)	629	19,486
Multimedia Games Holding Co. Inc.(a)	682	9,548
Pinnacle Entertainment Inc.(a)	1,431	13,766
Scientific Games Corp. Class A(a)(b)	1,333	11,397
Shuffle Master Inc.(a)(b)	1,274	17,581

		334,102
ENVIRONMENTAL CONTROL—0.31%
Calgon Carbon Corp.(a)	1,332	18,941
Clean Harbors Inc.(a)	1,118	63,077
Darling International Inc.(a)	2,778	45,809
Mine Safety Appliances Co.	716	28,812
Republic Services Inc.	7,426	196,492
Stericycle Inc.(a)	2,036	186,640
Tetra Tech Inc.(a)(b)	1,447	37,738
Waste Connections Inc.	2,938	87,905
Waste Management Inc.	10,969	366,365

		1,031,779
FOOD—1.92%
B&G Foods Inc. Class A	1,122	29,845
Cal-Maine Foods Inc.	346	13,529
Calavo Growers Inc.	309	7,904
Campbell Soup Co.	4,232	141,264
ConAgra Foods Inc.	9,911	256,992
Dean Foods Co.(a)	4,364	74,319
Diamond Foods Inc.(b)	518	9,241
Flowers Foods Inc.	2,686	62,396
General Mills Inc.	15,339	591,165
H.J. Heinz Co.	7,615	414,104
Hain Celestial Group Inc.(a)	1,036	57,021
Harris Teeter Supermarkets Inc.	1,156	47,384
Hershey Co. (The)	3,609	259,956
Hillshire Brands Co.	2,818	81,694
Hormel Foods Corp.	3,287	99,991
Ingredion Inc.	1,816	89,928
J&J Snack Foods Corp.	345	20,389
J.M. Smucker Co. (The)	2,679	202,318
Kellogg Co.	5,839	288,038
Kraft Foods Inc. Class A	42,109	1,626,250
Kroger Co. (The)	13,347	309,517
Lancaster Colony Corp.	475	33,825
McCormick & Co. Inc. NVS	3,157	191,472
Nash-Finch Co.	277	5,950
Post Holdings Inc.(a)(b)	648	19,926
Ralcorp Holdings Inc.(a)	1,339	89,365
Safeway Inc.	5,706	103,564
Sanderson Farms Inc.	433	19,840
Seneca Foods Corp. Class A(a)(b)	215	5,783

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Smithfield Foods Inc.(a)	3,780	81,761
Snyders-Lance Inc.	1,090	27,501
Spartan Stores Inc.	537	9,736
SUPERVALU Inc.(b)	5,043	26,123
Sysco Corp.	13,847	412,779
Tootsie Roll Industries Inc.(b)	590	14,077
TreeHouse Foods Inc.(a)	851	53,009
Tyson Foods Inc. Class A	6,819	128,402
United Natural Foods Inc.(a)	1,150	63,089
Whole Foods Market Inc.	3,896	371,367

		6,340,814
FOREST PRODUCTS & PAPER—0.18%
Buckeye Technologies Inc.	913	26,011
Clearwater Paper Corp.(a)(b)	545	18,595
Deltic Timber Corp.	256	15,611
Domtar Corp.	847	64,973
International Paper Co.	10,381	300,115
KapStone Paper and Packaging Corp.(a)	936	14,836
MeadWestvaco Corp.	4,142	119,082
Neenah Paper Inc.	353	9,422
Schweitzer-Mauduit International Inc.	376	25,621
Wausau Paper Corp.	1,203	11,705

		605,971
GAS—0.44%
AGL Resources Inc.	2,746	106,408
Atmos Energy Corp.	2,120	74,348
CenterPoint Energy Inc.	10,175	210,317
Laclede Group Inc. (The)	527	20,980
New Jersey Resources Corp.	975	42,520
NiSource Inc.	6,699	165,800
Northwest Natural Gas Co.	627	29,845
Piedmont Natural Gas Co.	1,694	54,530
Questar Corp.	4,202	87,654
Sempra Energy	5,672	390,687
South Jersey Industries Inc.	703	35,832
Southwest Gas Corp.	1,080	47,142
UGI Corp.	2,669	78,549
Vectren Corp.	1,937	57,180
WGL Holdings Inc.	1,208	48,018

		1,449,810
HAND & MACHINE TOOLS—0.18%
Franklin Electric Co. Inc.	446	22,804
Kennametal Inc.	1,908	63,250
Lincoln Electric Holdings Inc.	1,994	87,317
Regal Beloit Corp.	984	61,264
Snap-on Inc.	1,376	85,656
Stanley Black & Decker Inc.	4,083	262,782

		583,073
HEALTH CARE - PRODUCTS—2.01%
Abaxis Inc.(a)(b)	526	19,462
Affymetrix Inc.(a)	1,711	8,025
Baxter International Inc.	13,037	692,917
Becton, Dickinson and Co.	4,824	360,594
Boston Scientific Corp.(a)	33,985	192,695
C.R. Bard Inc.	1,994	214,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Cantel Medical Corp.	466	12,699
CareFusion Corp.(a)	5,238	134,512
CONMED Corp.	668	18,484
Cooper Companies Inc. (The)	1,129	90,049
Covidien PLC	11,427	611,344
CryoLife Inc.(a)	720	3,766
Cyberonics Inc.(a)(b)	604	27,144
Edwards Lifesciences Corp.(a)	2,734	282,422
Gen-Probe Inc.(a)	1,092	89,762
Greatbatch Inc.(a)	567	12,877
Haemonetics Corp.(a)	603	44,688
Hanger Inc.(a)	805	20,640
Henry Schein Inc.(a)(b)	2,140	167,969
Hill-Rom Holdings Inc.	1,487	45,874
Hologic Inc.(a)	6,301	113,670
Hospira Inc.(a)	3,945	137,996
ICU Medical Inc.(a)(b)	297	15,854
IDEXX Laboratories Inc.(a)(b)	1,306	125,546
Integra LifeSciences Holdings Corp.(a)(b)	480	17,846
Intuitive Surgical Inc.(a)	946	523,885
Invacare Corp.	752	11,603
Luminex Corp.(a)(b)	894	21,894
Masimo Corp.(a)	1,401	31,354
Medtronic Inc.	24,662	955,159
Meridian Bioscience Inc.	966	19,764
Merit Medical Systems Inc.(a)(b)	986	13,617
Natus Medical Inc.(a)	665	7,727
NuVasive Inc.(a)	991	25,132
Palomar Medical Technologies Inc.(a)(b)	420	3,570
PSS World Medical Inc.(a)(b)	1,244	26,112
ResMed Inc.(a)	3,361	104,863
St. Jude Medical Inc.	7,465	297,928
Steris Corp.	1,395	43,761
Stryker Corp.	7,717	425,207
SurModics Inc.(a)(b)	312	5,398
Symmetry Medical Inc.(a)(b)	872	7,482
TECHNE Corp.	875	64,925
Teleflex Inc.	964	58,717
Thoratec Corp.(a)	1,418	47,616
Varian Medical Systems Inc.(a)	2,669	162,195
West Pharmaceutical Services Inc.	790	39,887
Zimmer Holdings Inc.	4,177	268,832

		6,627,698
HEALTH CARE - SERVICES—1.37%
Aetna Inc.	8,255	320,046
Air Methods Corp.(a)	266	26,134
Almost Family Inc.(a)(b)	195	4,356
Amedisys Inc.(a)(b)	694	8,640
AMERIGROUP Corp.(a)(b)	1,142	75,269
AmSurg Corp.(a)(b)	725	21,735
Bio-Reference Laboratories Inc.(a)(b)	600	15,768
Centene Corp.(a)	1,230	37,097
Cigna Corp.	6,817	299,948
Community Health Systems Inc.(a)	2,214	62,058
Covance Inc.(a)(b)	1,313	62,827
Coventry Health Care Inc.	3,345	106,338
DaVita Inc.(a)	2,239	219,892
Ensign Group Inc. (The)	399	11,280
Gentiva Health Services Inc.(a)	719	4,983
Health Management Associates Inc. Class A(a)	6,032	47,351
Health Net Inc.(a)(b)	1,958	47,521

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Healthways Inc.(a)	770	6,145
Humana Inc.	3,868	299,538
IPC The Hospitalist Co. Inc.(a)(b)	383	17,358
Kindred Healthcare Inc.(a)(b)	1,253	12,317
Laboratory Corp. of America Holdings(a)	2,305	213,466
LHC Group Inc.(a)	357	6,055
LifePoint Hospitals Inc.(a)	1,120	45,898
Lincare Holdings Inc.	2,082	70,830
Magellan Health Services Inc.(a)	657	29,782
MEDNAX Inc.(a)(b)	1,146	78,547
Molina Healthcare Inc.(a)(b)	692	16,234
Quest Diagnostics Inc.	3,778	226,302
Tenet Healthcare Corp.(a)	9,772	51,205
UnitedHealth Group Inc.	24,646	1,441,791
Universal Health Services Inc. Class B	2,299	99,225
WellCare Health Plans Inc.(a)	1,025	54,325
WellPoint Inc.	7,876	502,410

		4,542,671
HOLDING COMPANIES - DIVERSIFIED—0.05%
Apollo Investment Corp.	4,994	38,354
Leucadia National Corp.	4,645	98,799
Prospect Capital Corp.(b)	2,907	33,111

		170,264
HOME BUILDERS—0.21%
D.R. Horton Inc.	6,682	122,815
KB Home(b)	1,683	16,493
Lennar Corp. Class A	3,929	121,445
M.D.C. Holdings Inc.	893	29,174
M/I Homes Inc.(a)	441	7,638
Meritage Homes Corp.(a)	640	21,722
NVR Inc.(a)	122	103,700
PulteGroup Inc.(a)	7,933	84,883
Ryland Group Inc. (The)	1,044	26,706
Standard-Pacific Corp.(a)(b)	2,497	15,457
Thor Industries Inc.	961	26,341
Toll Brothers Inc.(a)	3,486	103,639
Winnebago Industries Inc.(a)(b)	688	7,011

		687,024
HOME FURNISHINGS—0.09%
DTS Inc.(a)(b)	395	10,302
Ethan Allen Interiors Inc.	592	11,799
Harman International Industries Inc.	1,657	65,617
La-Z-Boy Inc.(a)(b)	1,223	15,031
Select Comfort Corp.(a)	1,365	28,556
Tempur-Pedic International Inc.(a)(b)	1,518	35,506
Universal Electronics Inc.(a)	350	4,609
VOXX International Corp.(a)	454	4,231
Whirlpool Corp.	1,859	113,696

		289,347
HOUSEHOLD PRODUCTS & WARES—0.44%
American Greetings Corp. Class A(b)	743	10,863
Avery Dennison Corp.	2,449	66,956
Blyth Inc.(b)	237	8,191
Central Garden & Pet Co. Class A(a)	1,121	12,208
Church & Dwight Co. Inc.	3,302	183,162

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Clorox Co. (The)	3,084	223,466
Helen of Troy Ltd.(a)	734	24,875
Kimberly-Clark Corp.	9,294	778,558
Prestige Brands Holdings Inc.(a)	1,174	18,561
Scotts Miracle-Gro Co. (The) Class A	1,016	41,778
Tupperware Brands Corp.	1,330	72,831
WD-40 Co.	383	19,077

		1,460,526
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	6,892	125,021
Toro Co. (The)	725	53,135

		178,156
INSURANCE—3.59%
ACE Ltd.	8,025	594,893
Aflac Inc.	11,086	472,153
Alleghany Corp.(a)	350	118,913
Allstate Corp. (The)	11,695	410,378
American Financial Group Inc.	1,788	70,143
American International Group Inc.(a)	15,140	485,843
Amerisafe Inc.(a)	420	10,899
Aon PLC	7,723	361,282
Arthur J. Gallagher & Co.	2,831	99,283
Aspen Insurance Holdings Ltd.	1,645	47,541
Assurant Inc.	1,998	69,610
Berkshire Hathaway Inc. Class B(a)	41,725	3,476,944
Brown & Brown Inc.	2,745	74,856
Chubb Corp. (The)	6,405	466,412
Cincinnati Financial Corp.	3,822	145,504
eHealth Inc.(a)(b)	502	8,087
Employers Holdings Inc.	613	11,059
Everest Re Group Ltd.	1,252	129,570
Fidelity National Financial Inc. Class A	5,225	100,634
First American Financial Corp.	2,477	42,010
Genworth Financial Inc. Class A(a)	11,621	65,775
Hanover Insurance Group Inc. (The)	1,070	41,869
Hartford Financial Services Group Inc. (The)	10,378	182,964
HCC Insurance Holdings Inc.	2,386	74,920
Horace Mann Educators Corp.	938	16,396
Infinity Property and Casualty Corp.	291	16,782
Kemper Corp.	1,195	36,746
Lincoln National Corp.	6,782	148,322
Loews Corp.	7,237	296,066
Marsh & McLennan Companies Inc.	12,899	415,735
Meadowbrook Insurance Group Inc.	1,231	10,821
Mercury General Corp.	809	33,711
MetLife Inc.	25,171	776,525
Navigators Group Inc. (The)(a)	265	13,263
Old Republic International Corp.	6,205	51,439
Presidential Life Corp.	527	5,180
Principal Financial Group Inc.	7,166	187,964
ProAssurance Corp.	719	64,056
Progressive Corp. (The)	14,536	302,785
Protective Life Corp.	1,868	54,938
Prudential Financial Inc.	11,168	540,866
Reinsurance Group of America Inc.	1,753	93,277
RLI Corp.	390	26,598
Safety Insurance Group Inc.	359	14,590
Selective Insurance Group Inc.	1,271	22,128
StanCorp Financial Group Inc.	1,040	38,646

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Stewart Information Services Corp.	423	6,493
Torchmark Corp.	2,317	117,124
Tower Group Inc.	960	20,035
Travelers Companies Inc. (The)	9,262	591,286
United Fire Group Inc.	510	10,878
Unum Group	6,777	129,644
W.R. Berkley Corp.	2,664	103,683
XL Group PLC	7,352	154,686

		11,862,205
INTERNET—2.88%
Amazon.com Inc.(a)	8,558	1,954,219
AOL Inc.(a)(b)	2,188	61,439
Blucora Inc.(a)(b)	873	10,755
Blue Nile Inc.(a)(b)	338	10,042
comScore Inc.(a)(b)	844	13,892
DealerTrack Holdings Inc.(a)(b)	955	28,755
Digital River Inc.(a)(b)	816	13,562
eBay Inc.(a)	27,235	1,144,142
Equinix Inc.(a)(b)	1,147	201,471
eResearchTechnology Inc.(a)(b)	1,050	8,390
Expedia Inc.	2,142	102,966
F5 Networks Inc.(a)	1,871	186,277
Google Inc. Class A(a)	6,034	3,500,142
Liquidity Services Inc.(a)	559	28,615
Netflix Inc.(a)	1,328	90,928
NutriSystem Inc.	680	7,861
OpenTable Inc.(a)(b)	535	24,080
PCTEL Inc.	389	2,517
Perficient Inc.(a)	743	8,344
Priceline.com Inc.(a)	1,181	784,798
QuinStreet Inc.(a)	624	5,778
Rackspace Hosting Inc.(a)	2,554	112,223
Sourcefire Inc.(a)(b)	682	35,055
Stamps.com Inc.(a)	295	7,278
Symantec Corp.(a)	17,141	250,430
TIBCO Software Inc.(a)	3,964	118,603
TripAdvisor Inc.(a)(b)	2,233	99,793
United Online Inc.	2,041	8,613
ValueClick Inc.(a)(b)	1,864	30,551
Vasco Data Security International Inc.(a)(b)	681	5,571
VeriSign Inc.(a)	3,769	164,215
Websense Inc.(a)(b)	922	17,269
XO Group Inc.(a)	808	7,167
Yahoo! Inc.(a)	28,830	456,379

		9,502,120
IRON & STEEL—0.26%
AK Steel Holding Corp.(b)	2,597	15,244
Allegheny Technologies Inc.	2,497	79,629
Carpenter Technology Corp.	1,047	50,088
Cliffs Natural Resources Inc.	3,361	165,664
Commercial Metals Co.	2,717	34,343
Nucor Corp.	7,529	285,349
Reliance Steel & Aluminum Co.	1,772	89,486
Steel Dynamics Inc.	5,182	60,889
United States Steel Corp.(b)	3,406	70,164

		850,856

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

LEISURE TIME—0.27%
Arctic Cat Inc.(a)	330	12,065
Brunswick Corp.	2,094	46,529
Callaway Golf Co.	1,517	8,965
Carnival Corp.	10,726	367,580
Harley-Davidson Inc.	5,523	252,567
Interval Leisure Group Inc.	956	18,174
Life Time Fitness Inc.(a)(b)	997	46,370
Polaris Industries Inc.	1,635	116,870
WMS Industries Inc.(a)	1,300	25,935

		895,055
LODGING—0.27%
Boyd Gaming Corp.(a)(b)	1,322	9,518
Marcus Corp.	444	6,110
Marriott International Inc. Class A	6,326	247,979
Monarch Casino & Resort Inc.(a)	250	2,285
Starwood Hotels & Resorts Worldwide Inc.	4,717	250,190
Wyndham Worldwide Corp.	3,477	183,377
Wynn Resorts Ltd.	1,871	194,060

		893,519
MACHINERY—1.26%
AGCO Corp.(a)	2,317	105,956
Albany International Corp. Class A	656	12,274
Applied Industrial Technologies Inc.	1,001	36,887
Astec Industries Inc.(a)(b)	471	14,450
Briggs & Stratton Corp.	1,188	20,778
Cascade Corp.	196	9,222
Caterpillar Inc.	15,460	1,312,709
Cognex Corp.	1,002	31,713
Cummins Inc.	4,556	441,522
Deere & Co.	9,422	761,957
Flowserve Corp.	1,294	148,487
Gardner Denver Inc.	1,196	63,280
Gerber Scientific Inc. Escrow(a)(d)	664	7
Graco Inc.	1,430	65,894
IDEX Corp.	2,011	78,389
Intermec Inc.(a)	1,180	7,316
Intevac Inc.(a)	525	3,948
iRobot Corp.(a)(b)	629	13,932
Joy Global Inc.	2,514	142,619
Lindsay Corp.	291	18,886
Nordson Corp.	1,350	69,242
Robbins & Myers Inc.	1,016	42,489
Rockwell Automation Inc.	3,366	222,358
Roper Industries Inc.	2,327	229,396
Tennant Co.	450	17,978
Terex Corp.(a)(b)	2,606	46,465
Wabtec Corp.	1,135	88,541
Xylem Inc.	4,354	109,590
Zebra Technologies Corp. Class A(a)(b)	1,218	41,850

		4,158,135
MANUFACTURING—3.26%
3M Co.	16,484	1,476,966
A.O. Smith Corp.	911	44,539
Actuant Corp. Class A	1,616	43,891
AptarGroup Inc.	1,573	80,302

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

AZZ Inc.	289	17,704
Barnes Group Inc.	1,141	27,715
Carlisle Companies Inc.	1,460	77,409
Ceradyne Inc.	587	15,057
CLARCOR Inc.	1,188	57,214
Cooper Industries PLC	3,796	258,811
Crane Co.	1,157	42,092
Danaher Corp.	13,629	709,798
Donaldson Co. Inc.	3,530	117,796
Dover Corp.	4,332	232,239
Eaton Corp.	8,061	319,458
EnPro Industries Inc.(a)(b)	484	18,087
Federal Signal Corp.(a)	1,461	8,532
General Electric Co.	251,386	5,238,884
Harsco Corp.	1,916	39,048
Hillenbrand Inc.	1,493	27,441
Illinois Tool Works Inc.	11,300	597,657
Ingersoll-Rand PLC	7,058	297,707
ITT Corp.	2,105	37,048
John Bean Technologies Corp.	666	9,038
Koppers Holdings Inc.	480	16,320
Leggett & Platt Inc.	3,326	70,278
LSB Industries Inc.(a)	443	13,693
Lydall Inc.(a)(b)	434	5,868
Movado Group Inc.	409	10,233
Myers Industries Inc.	845	14,500
Pall Corp.	2,747	150,563
Parker Hannifin Corp.	3,589	275,922
Pentair Inc.	2,337	89,460
SPX Corp.	1,185	77,404
Standex International Corp.	305	12,984
STR Holdings Inc.(a)	973	4,437
Sturm, Ruger & Co. Inc.(b)	445	17,867
Textron Inc.	6,652	165,435
Tredegar Corp.	543	7,906
Trinity Industries Inc.	1,901	47,487

		10,774,790
MEDIA—2.96%
AMC Networks Inc. Class A(a)	1,353	48,099
Cablevision NY Group Class A	5,137	68,271
CBS Corp. Class B NVS	15,429	505,763
Comcast Corp. Class A	64,006	2,046,272
Digital Generation Inc.(a)(b)	661	8,176
DIRECTV Class A(a)	15,516	757,491
Discovery Communications Inc. Series A(a)(b)	6,066	327,564
Dolan Co. (The)(a)(b)	746	5,021
E.W. Scripps Co. (The) Class A(a)(b)	756	7,265
FactSet Research Systems Inc.	1,049	97,494
Gannett Co. Inc.	5,661	83,386
John Wiley & Sons Inc. Class A	1,125	55,114
McGraw-Hill Companies Inc. (The)	6,673	300,285
Meredith Corp.(b)	893	28,522
New York Times Co. (The) Class A(a)	2,891	22,550
News Corp. Class A NVS	49,930	1,112,940
Scholastic Corp.	604	17,009
Scripps Networks Interactive Inc. Class A	2,201	125,149
Time Warner Cable Inc.	7,425	609,592
Time Warner Inc.	22,751	875,913
Viacom Inc. Class B NVS	12,492	587,374
Walt Disney Co. (The)	42,430	2,057,855

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Washington Post Co. (The) Class B	117	43,737

		9,790,842
METAL FABRICATE & HARDWARE—0.26%
A.M. Castle & Co.(a)(b)	394	4,184
CIRCOR International Inc.	412	14,045
Haynes International Inc.	284	14,467
Kaydon Corp.	753	16,107
Lawson Products Inc.	70	647
Mueller Industries Inc.	893	38,033
Olympic Steel Inc.	223	3,661
Precision Castparts Corp.	3,445	566,668
RTI International Metals Inc.(a)(b)	709	16,045
Timken Co. (The)	1,987	90,985
Valmont Industries Inc.	530	64,114
Worthington Industries Inc.	1,306	26,734

		855,690
MINING—0.59%
Alcoa Inc.	25,361	221,909
AMCOL International Corp.	598	16,929
Century Aluminum Co.(a)	1,329	9,742
Compass Minerals International Inc.	780	59,498
Freeport-McMoRan Copper & Gold Inc.	22,496	766,439
Globe Specialty Metals Inc.	1,475	19,809
Kaiser Aluminum Corp.	378	19,596
Materion Corp.	480	11,054
Newmont Mining Corp.	11,746	569,799
Royal Gold Inc.	1,417	111,093
Titanium Metals Corp.	1,953	22,088
Vulcan Materials Co.	3,055	121,314

		1,949,270
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.(b)	4,753	71,153
Xerox Corp.	32,160	253,099

		324,252
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	1,367	25,317
HNI Corp.	1,072	27,604
Interface Inc.	1,336	18,209

		71,130
OIL & GAS—8.05%
Anadarko Petroleum Corp.	11,841	783,874
Apache Corp.	9,263	814,125
Approach Resources Inc.(a)	634	16,192
Atwood Oceanics Inc.(a)	1,330	50,327
Bill Barrett Corp.(a)(b)	1,127	24,140
Cabot Oil & Gas Corp.	4,987	196,488
Chesapeake Energy Corp.	15,757	293,080
Chevron Corp.	46,816	4,939,088
Cimarex Energy Co.	2,022	111,453
Comstock Resources Inc.(a)(b)	1,113	18,275
ConocoPhillips	30,033	1,678,244
Contango Oil & Gas Co.(a)	303	17,938
Denbury Resources Inc.(a)	9,278	140,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Devon Energy Corp.	9,586	555,892
Diamond Offshore Drilling Inc.	1,630	96,382
Energen Corp.	1,706	76,992
EOG Resources Inc.	6,389	575,713
EQT Corp.	3,577	191,834
Exxon Mobil Corp.	110,946	9,493,649
Forest Oil Corp.(a)(b)	2,709	19,857
GeoResources Inc.(a)(b)	480	17,573
Gulfport Energy Corp.(a)	1,043	21,517
Helmerich & Payne Inc.	2,523	109,700
Hess Corp.	7,185	312,188
HollyFrontier Corp.	4,870	172,544
Marathon Oil Corp.	16,720	427,530
Marathon Petroleum Corp.	8,107	364,166
Murphy Oil Corp.	4,604	231,535
Nabors Industries Ltd.(a)	6,887	99,173
Newfield Exploration Co.(a)	3,238	94,906
Noble Corp.(a)	6,026	196,026
Noble Energy Inc.	4,204	356,583
Northern Oil and Gas Inc.(a)	1,483	23,639
Occidental Petroleum Corp.	19,265	1,652,359
Patterson-UTI Energy Inc.	3,683	53,624
PDC Energy Inc.(a)(b)	737	18,071
Penn Virginia Corp.	1,076	7,898
PetroQuest Energy Inc.(a)	1,310	6,550
Phillips 66(a)	14,891	494,977
Pioneer Natural Resources Co.	2,936	258,985
Plains Exploration & Production Co.(a)	3,050	107,299
QEP Resources Inc.	4,292	128,631
Quicksilver Resources Inc.(a)(b)	2,856	15,480
Range Resources Corp.	3,871	239,499
Rowan Companies PLC(a)	2,942	95,115
SM Energy Co.	1,545	75,875
Southwestern Energy Co.(a)	8,292	264,764
Stone Energy Corp.(a)(b)	1,153	29,217
Sunoco Inc.	2,484	117,990
Swift Energy Co.(a)	1,001	18,629
Tesoro Corp.(a)	3,307	82,543
Unit Corp.(a)	980	36,152
Valero Energy Corp.	13,197	318,708
WPX Energy Inc.(a)	4,757	76,968

		26,620,148

OIL & GAS SERVICES—1.49%
Baker Hughes Inc.	10,395	427,234
Basic Energy Services Inc.(a)(b)	704	7,265
Cameron International Corp.(a)	5,868	250,622
CARBO Ceramics Inc.(b)	469	35,986
Dresser-Rand Group Inc.(a)(b)	1,764	78,569
Dril-Quip Inc.(a)	809	53,062
Exterran Holdings Inc.(a)(b)	1,505	19,189
FMC Technologies Inc.(a)	5,642	221,336
Gulf Island Fabrication Inc.	339	9,563
Halliburton Co.	21,877	621,088
Helix Energy Solutions Group Inc.(a)(b)	2,498	40,992
Hornbeck Offshore Services Inc.(a)	842	32,653
ION Geophysical Corp.(a)(b)	3,044	20,060
Lufkin Industries Inc.	796	43,239
Matrix Service Co.(a)(b)	656	7,446
National Oilwell Varco Inc.	10,102	650,973
Oceaneering International Inc.	2,544	121,756
Oil States International Inc.(a)(b)	1,231	81,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

OYO Geospace Corp.(a)	159	14,308
Pioneer Drilling Co.(a)	1,479	11,788
Schlumberger Ltd.	31,660	2,055,051
SEACOR Holdings Inc.(a)	518	46,299
Superior Energy Services Inc.(a)	3,749	75,842
TETRA Technologies Inc.(a)	1,848	13,176

		4,938,989
PACKAGING & CONTAINERS—0.21%
Ball Corp.	3,709	152,254
Bemis Co. Inc.	2,432	76,219
Greif Inc. Class A	719	29,479
Owens-Illinois Inc.(a)	3,888	74,533
Packaging Corp. of America	2,274	64,218
Rock-Tenn Co. Class A	1,677	91,480
Sealed Air Corp.	4,563	70,453
Silgan Holdings Inc.	1,182	50,460
Sonoco Products Co.	2,407	72,571

		681,667
PHARMACEUTICALS—6.50%
Abbott Laboratories	37,341	2,407,374
Akorn Inc.(a)(b)	1,590	25,074
Align Technology Inc.(a)(b)	1,670	55,878
Allergan Inc.	7,289	674,743
AmerisourceBergen Corp.	5,964	234,683
Bristol-Myers Squibb Co.	40,130	1,442,674
Cardinal Health Inc.	8,204	344,568
Catalyst Health Solutions Inc.(a)(b)	1,210	113,062
DENTSPLY International Inc.	3,388	128,100
Eli Lilly and Co.	24,202	1,038,508
Endo Health Solutions Inc.(a)	2,846	88,169
Express Scripts Holding Co.(a)	19,090	1,065,795
Forest Laboratories Inc.(a)	6,336	221,697
Hi-Tech Pharmacal Co. Inc.(a)	249	8,068
Johnson & Johnson	65,161	4,402,277
McKesson Corp.	5,604	525,375
Mead Johnson Nutrition Co. Class A	4,833	389,105
Medicis Pharmaceutical Corp. Class A	1,406	48,015
Merck & Co. Inc.	72,166	3,012,931
Mylan Inc.(a)	10,174	217,418
Neogen Corp.(a)(b)	548	25,318
Omnicare Inc.	2,727	85,164
Par Pharmaceutical Companies Inc.(a)	852	30,791
Patterson Companies Inc.	2,071	71,387
Perrigo Co.	2,206	260,154
Pfizer Inc.	177,666	4,086,318
PharMerica Corp.(a)	676	7,382
Questcor Pharmaceuticals Inc.(a)(b)	1,418	75,494
Salix Pharmaceuticals Ltd.(a)	1,403	76,379
Savient Pharmaceuticals Inc.(a)(b)	1,722	930
VCA Antech Inc.(a)	2,048	45,015
ViroPharma Inc.(a)(b)	1,673	39,650
Watson Pharmaceuticals Inc.(a)	3,026	223,894

		21,471,390
PIPELINES—0.45%
Kinder Morgan Inc.	12,021	387,317
ONEOK Inc.	4,948	209,350
Spectra Energy Corp.	15,458	449,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Williams Companies Inc. (The)	14,819	427,084

		1,472,960
REAL ESTATE—0.07%
CBRE Group Inc. Class A(a)	7,796	127,542
Forestar Group Inc.(a)(b)	812	10,402
Jones Lang LaSalle Inc.	1,028	72,340
Sovran Self Storage Inc.(b)	696	34,863

		245,147
REAL ESTATE INVESTMENT TRUSTS—2.97%
Acadia Realty Trust	1,000	23,180
Alexandria Real Estate Equities Inc.	1,464	106,462
American Campus Communities Inc.(b)	1,768	79,525
American Tower Corp.	9,353	653,868
Apartment Investment and Management Co. Class A	3,359	90,794
AvalonBay Communities Inc.	2,258	319,462
BioMed Realty Trust Inc.	3,618	67,584
Boston Properties Inc.	3,573	387,206
BRE Properties Inc. Class A	1,819	90,986
Camden Property Trust	1,919	129,859
Cedar Realty Trust Inc.(b)	1,399	7,065
Colonial Properties Trust(b)	2,070	45,830
Corporate Office Properties Trust	1,707	40,132
Cousins Properties Inc.(b)	2,621	20,313
DiamondRock Hospitality Co.	3,940	40,188
Duke Realty Corp.	6,377	93,359
EastGroup Properties Inc.	699	37,257
Entertainment Properties Trust(b)	1,100	45,221
Equity One Inc.	1,389	29,447
Equity Residential	7,124	444,253
Essex Property Trust Inc.(b)	828	127,446
Extra Space Storage Inc.	2,513	76,898
Federal Realty Investment Trust	1,513	157,488
Franklin Street Properties Corp.(b)	1,666	17,626
Getty Realty Corp.(b)	654	12,524
HCP Inc.	9,921	438,012
Health Care REIT Inc.	5,102	297,447
Healthcare Realty Trust Inc.(b)	1,826	43,532
Highwoods Properties Inc.(b)	1,644	55,321
Home Properties Inc.	1,158	71,055
Hospitality Properties Trust(b)	2,924	72,427
Host Hotels & Resorts Inc.	17,141	271,171
Inland Real Estate Corp.(b)	1,818	15,235
Kilroy Realty Corp.	1,632	79,005
Kimco Realty Corp.	9,594	182,574
Kite Realty Group Trust(b)	1,497	7,470
LaSalle Hotel Properties(b)	2,022	58,921
Lexington Realty Trust(b)	3,281	27,790
Liberty Property Trust(b)	2,822	103,963
LTC Properties Inc.(b)	713	25,868
Macerich Co. (The)	3,156	186,362
Mack-Cali Realty Corp.(b)	2,121	61,657
Medical Properties Trust Inc.(b)	3,433	33,025
Mid-America Apartment Communities Inc.	976	66,602
National Retail Properties Inc.(b)	2,551	72,168
Omega Healthcare Investors Inc.	2,586	58,185
Parkway Properties Inc.(b)	516	5,903
Pennsylvania Real Estate Investment Trust(b)	1,282	19,204
Plum Creek Timber Co. Inc.	3,827	151,932
Post Properties Inc.	1,311	64,173

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Potlatch Corp.(b)	944	30,151
Prologis Inc.	10,982	364,932
PS Business Parks Inc.	454	30,745
Public Storage	3,374	487,239
Rayonier Inc.	2,866	128,683
Realty Income Corp.(b)	3,177	132,703
Regency Centers Corp.	2,127	101,181
Sabra Healthcare REIT Inc.	905	15,485
Saul Centers Inc.(b)	266	11,403
Senior Housing Properties Trust	3,950	88,164
Simon Property Group Inc.	7,184	1,118,261
SL Green Realty Corp.	2,135	171,312
Tanger Factory Outlet Centers Inc.	2,259	72,401
Taubman Centers Inc.	1,370	105,709
UDR Inc.	5,982	154,575
Universal Health Realty Income Trust	260	10,798
Urstadt Biddle Properties Inc. Class A(b)	535	10,577
Ventas Inc.	6,871	433,698
Vornado Realty Trust	4,397	369,260
Weingarten Realty Investors(b)	2,824	74,384
Weyerhaeuser Co.	12,703	284,039

		9,808,675
RETAIL—6.46%
Abercrombie & Fitch Co. Class A	1,948	66,505
Advance Auto Parts Inc.	1,737	118,498
Aeropostale Inc.(a)	1,918	34,198
American Eagle Outfitters Inc.	4,743	93,579
ANN INC.(a)	1,139	29,033
Ascena Retail Group Inc.(a)	3,244	60,403
AutoNation Inc.(a)(b)	951	33,551
AutoZone Inc.(a)	633	232,419
Barnes & Noble Inc.(a)(b)	991	16,312
Bed Bath & Beyond Inc.(a)	5,533	341,939
Best Buy Co. Inc.	6,584	138,001
Big 5 Sporting Goods Corp.	559	4,226
Big Lots Inc.(a)(b)	1,475	60,165
Biglari Holdings Inc.(a)	33	12,751
BJ’s Restaurants Inc.(a)(b)	575	21,850
Bob Evans Farms Inc.	675	27,135
Brinker International Inc.	1,768	56,346
Brown Shoe Co. Inc.	950	12,264
Buckle Inc. (The)(b)	643	25,444
Buffalo Wild Wings Inc.(a)	432	37,428
Cabela’s Inc.(a)(b)	1,028	38,869
CarMax Inc.(a)	5,453	141,451
Casey’s General Stores Inc.	895	52,796
Cash America International Inc.	694	30,564
Cato Corp. (The) Class A	694	21,139
CEC Entertainment Inc.	448	16,294
Cheesecake Factory Inc. (The)(a)(b)	1,318	42,123
Chico’s FAS Inc.	4,039	59,939
Children’s Place Retail Stores Inc. (The)(a)	587	29,250
Chipotle Mexican Grill Inc.(a)	756	287,242
Christopher & Banks Corp.	891	1,051
Coinstar Inc.(a)(b)	766	52,594
Coldwater Creek Inc.(a)(b)	1,462	798
Collective Brands Inc.(a)	1,548	33,158
Copart Inc.(a)(b)	2,506	59,367
Costco Wholesale Corp.	10,247	973,465
Cracker Barrel Old Country Store Inc.	541	33,975
CVS Caremark Corp.	30,448	1,422,835

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Darden Restaurants Inc.	3,049	154,371
Dick’s Sporting Goods Inc.	2,243	107,664
DineEquity Inc.(a)(b)	373	16,651
Dollar Tree Inc.(a)	5,518	296,868
EZCORP Inc. Class A NVS(a)	1,033	24,234
Family Dollar Stores Inc.	2,784	185,080
Fifth & Pacific Companies Inc.(a)	2,582	27,705
Finish Line Inc. (The) Class A	1,255	26,242
First Cash Financial Services Inc.(a)(b)	640	25,709
Foot Locker Inc.	3,591	109,813
Fred’s Inc. Class A	924	14,128
GameStop Corp. Class A(b)	3,083	56,604
Gap Inc. (The)	7,893	215,952
Genesco Inc.(a)	576	34,646
Group 1 Automotive Inc.	557	25,405
Guess? Inc.	1,600	48,592
Haverty Furniture Companies Inc.	438	4,892
Hibbett Sports Inc.(a)	624	36,011
Home Depot Inc. (The)	36,340	1,925,657
Hot Topic Inc.	1,024	9,923
HSN Inc.	951	38,373
J.C. Penney Co. Inc.	3,450	80,419
Jack in the Box Inc.(a)	1,088	30,333
Jos. A. Bank Clothiers Inc.(a)	651	27,641
Kirkland’s Inc.(a)(b)	430	4,838
Kohl’s Corp.	5,704	259,475
Limited Brands Inc.	5,747	244,420
Lithia Motors Inc. Class A	515	11,871
Lowe’s Companies Inc.	27,890	793,192
Lumber Liquidators Holdings Inc.(a)(b)	673	22,741
Macy’s Inc.	9,851	338,382
MarineMax Inc.(a)(b)	548	5,211
McDonald’s Corp.	24,122	2,135,521
Men’s Wearhouse Inc. (The)	1,214	34,162
MSC Industrial Direct Co. Inc. Class A	1,101	72,171
Nordstrom Inc.	3,813	189,468
O’Reilly Automotive Inc.(a)	2,994	250,807
Office Depot Inc.(a)	6,487	14,012
OfficeMax Inc.(a)	2,024	10,241
Panera Bread Co. Class A(a)	702	97,887
Papa John’s International Inc.(a)	444	21,121
Pep Boys—Manny, Moe & Jack (The)	1,441	14,266
PetMed Express Inc.	467	5,679
PetSmart Inc.	2,577	175,700
PVH Corp.	1,682	130,843
RadioShack Corp.(b)	2,329	8,943
Red Robin Gourmet Burgers Inc.(a)(b)	262	7,994
Regis Corp.(b)	1,359	24,408
Ross Stores Inc.	5,368	335,339
Ruby Tuesday Inc.(a)	1,450	9,875
rue21 Inc.(a)(b)	379	9,566
Ruth’s Hospitality Group Inc.(a)	887	5,854
Saks Inc.(a)(b)	3,912	41,663
Sears Holdings Corp.(a)(b)	912	54,446
Signet Jewelers Ltd.(b)	2,042	89,868
Sonic Automotive Inc. Class A	848	11,592
Sonic Corp.(a)	1,425	14,278
Stage Stores Inc.	714	13,080
Staples Inc.	16,292	212,611
Starbucks Corp.	17,976	958,480
Stein Mart Inc.(a)	662	5,263
Target Corp.	15,671	911,895
Texas Roadhouse Inc.	1,469	27,074

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Tiffany & Co.	2,989	158,268
TJX Companies Inc. (The)	17,559	753,808
Tractor Supply Co.	1,705	141,617
Tuesday Morning Corp.(a)(b)	1,091	4,680
Urban Outfitters Inc.(a)	2,664	73,500
Vitamin Shoppe Inc.(a)(b)	684	37,572
Wal-Mart Stores Inc.	40,943	2,854,546
Walgreen Co.	20,429	604,290
Wendy’s Co. (The)	7,155	33,772
Williams-Sonoma Inc.	2,319	81,095
World Fuel Services Corp.	1,685	64,081
Yum! Brands Inc.	10,916	703,209
Zale Corp.(a)	546	1,469
Zumiez Inc.(a)(b)	528	20,909

		21,348,923
SAVINGS & LOANS—0.16%
Astoria Financial Corp.	1,949	19,100
Bank Mutual Corp.	1,083	4,776
Brookline Bancorp Inc.	1,720	15,222
Dime Community Bancshares Inc.	671	8,918
First Niagara Financial Group Inc.	8,423	64,436
Hudson City Bancorp Inc.	12,447	79,288
New York Community Bancorp Inc.	10,304	129,109
Northwest Bancshares Inc.	2,242	26,254
Oritani Financial Corp.	1,016	14,620
People’s United Financial Inc.	8,543	99,184
Provident Financial Services Inc.	1,292	19,832
ViewPoint Financial Group	803	12,559
Washington Federal Inc.	2,644	44,657

		537,955
SEMICONDUCTORS—3.06%
Advanced Micro Devices Inc.(a)	14,011	80,283
Altera Corp.	7,687	260,128
Analog Devices Inc.	7,044	265,347
Applied Materials Inc.	30,410	348,499
Atmel Corp.(a)(b)	10,735	71,924
ATMI Inc.(a)(b)	763	15,695
Broadcom Corp. Class A(a)	11,722	396,204
Brooks Automation Inc.	1,555	14,679
Cabot Microelectronics Corp.	555	16,212
CEVA Inc.(a)(b)	543	9,562
Cirrus Logic Inc.(a)(b)	1,519	45,388
Cohu Inc.	594	6,035
Cree Inc.(a)(b)	2,736	70,233
Cypress Semiconductor Corp.(a)	3,648	48,227
Diodes Inc.(a)	864	16,217
DSP Group Inc.(a)	577	3,658
Entropic Communications Inc.(a)	2,097	11,827
Exar Corp.(a)	1,047	8,544
Fairchild Semiconductor International Inc.(a)(b)	2,990	42,159
First Solar Inc.(a)(b)	1,383	20,828
GT Advanced Technologies Inc.(a)(b)	2,738	14,457
Hittite Microwave Corp.(a)(b)	656	33,535
Integrated Device Technology Inc.(a)(b)	3,487	19,597
Intel Corp.	119,368	3,181,157
International Rectifier Corp.(a)(b)	1,644	32,864
Intersil Corp. Class A	2,941	31,322
KLA-Tencor Corp.	3,986	196,310
Kopin Corp.(a)(b)	1,649	5,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

Kulicke and Soffa Industries Inc.(a)(b)	1,694	15,110
Lam Research Corp.(a)(b)	4,810	181,529
Linear Technology Corp.	5,426	169,997
LSI Corp.(a)	13,492	85,944
MEMC Electronic Materials Inc.(a)(b)	5,477	11,885
Micrel Inc.	1,186	11,303
Microchip Technology Inc.	4,548	150,448
Micron Technology Inc.(a)	23,831	150,374
Microsemi Corp.(a)(b)	2,201	40,696
MKS Instruments Inc.	1,229	35,555
Monolithic Power Systems Inc.(a)(b)	671	13,333
Nanometrics Inc.(a)(b)	404	6,205
NVIDIA Corp.(a)	14,779	204,246
Pericom Semiconductor Corp.(a)(b)	587	5,283
Power Integrations Inc.	694	25,886
QLogic Corp.(a)	2,324	31,816
QUALCOMM Inc.	40,687	2,265,452
Rovi Corp.(a)(b)	2,685	52,680
Rubicon Technology Inc.(a)(b)	440	4,488
Rudolph Technologies Inc.(a)	745	6,496
Semtech Corp.(a)(b)	1,538	37,404
Sigma Designs Inc.(a)(b)	792	5,053
Silicon Laboratories Inc.(a)(b)	1,065	40,363
Skyworks Solutions Inc.(a)	4,463	122,152
Standard Microsystems Corp.(a)	575	21,212
Supertex Inc.(a)(b)	283	5,335
Teradyne Inc.(a)(b)	4,414	62,061
Tessera Technologies Inc.	1,229	18,890
Texas Instruments Inc.	27,123	778,159
TriQuint Semiconductor Inc.(a)(b)	3,867	21,268
Ultratech Inc.(a)(b)	619	19,498
Veeco Instruments Inc.(a)(b)	948	32,573
Volterra Semiconductor Corp.(a)	580	13,601
Xilinx Inc.	6,257	210,047

		10,122,906
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	1,161	46,719

		46,719
SOFTWARE—3.94%
ACI Worldwide Inc.(a)(b)	929	41,071
Acxiom Corp.(a)	1,779	26,881
Adobe Systems Inc.(a)	11,722	379,441
Advent Software Inc.(a)(b)	766	20,766
Akamai Technologies Inc.(a)	4,241	134,652
Allscripts Healthcare Solutions Inc.(a)	4,561	49,852
ANSYS Inc.(a)	2,204	139,094
Autodesk Inc.(a)	5,488	192,025
Avid Technology Inc.(a)(b)	668	4,963
Blackbaud Inc.	1,063	27,287
BMC Software Inc.(a)	3,829	163,422
Bottomline Technologies Inc.(a)(b)	841	15,180
Broadridge Financial Solutions Inc.	2,928	62,279
CA Inc.	8,416	227,989
Cerner Corp.(a)	3,469	286,748
Citrix Systems Inc.(a)	4,442	372,862
CommVault Systems Inc.(a)(b)	1,057	52,396
Computer Programs and Systems Inc.	263	15,049
Compuware Corp.(a)(b)	5,120	47,565
Concur Technologies Inc.(a)(b)	1,146	78,043

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

CSG Systems International Inc.(a)	813	14,049
Digi International Inc.(a)(b)	625	6,400
Dun & Bradstreet Corp. (The)	1,129	80,351
Ebix Inc.(b)	742	14,803
Electronic Arts Inc.(a)	7,543	93,156
EPIQ Systems Inc.	742	9,090
Fair Isaac Corp.	808	34,162
Fidelity National Information Services Inc.	5,702	194,324
Fiserv Inc.(a)(b)	3,246	234,426
Informatica Corp.(a)(b)	2,595	109,924
Interactive Intelligence Group Inc.(a)(b)	331	9,338
Intuit Inc.	6,947	412,304
JDA Software Group Inc.(a)(b)	998	29,631
ManTech International Corp. Class A(b)	541	12,697
Medidata Solutions Inc.(a)	521	17,021
Microsoft Corp.	177,395	5,426,513
MicroStrategy Inc. Class A(a)	187	24,284
Monotype Imaging Holdings Inc.(a)	872	14,623
MSCI Inc. Class A(a)	2,944	100,155
Omnicell Inc.(a)	781	11,434
OPNET Technologies Inc.	346	9,200
Oracle Corp.	92,081	2,734,806
Parametric Technology Corp.(a)	2,835	59,422
Progress Software Corp.(a)(b)	1,476	30,804
Quality Systems Inc.	934	25,694
Quest Software Inc.(a)	1,360	37,876
Red Hat Inc.(a)	4,586	259,017
Salesforce.com Inc.(a)	3,263	451,142
Solera Holdings Inc.	1,675	69,998
Synchronoss Technologies Inc.(a)(b)	639	11,802
SYNNEX Corp.(a)(b)	613	21,142
Take-Two Interactive Software Inc.(a)	2,185	20,670
Tyler Technologies Inc.(a)	595	24,008
VeriFone Systems Inc.(a)	2,613	86,464

		13,028,295
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)(b)	865	12,456

		12,456
TELECOMMUNICATIONS—4.07%
ADTRAN Inc.	1,524	46,010
Anixter International Inc.	652	34,589
ARRIS Group Inc.(a)(b)	2,820	39,226
AT&T Inc.	139,107	4,960,556
Atlantic Tele-Network Inc.	212	7,151
Black Box Corp.	413	11,853
Cbeyond Inc.(a)(b)	736	4,983
CenturyLink Inc.	14,718	581,214
Ciena Corp.(a)(b)	2,305	37,733
Cincinnati Bell Inc.(a)(b)	4,604	17,127
Cisco Systems Inc.	127,149	2,183,148
Comtech Telecommunications Corp.	466	13,318
Corning Inc.	35,913	464,355
Crown Castle International Corp.(a)	6,150	360,759
Frontier Communications Corp.(b)	23,350	89,430
General Communication Inc. Class A(a)	817	6,789
Harmonic Inc.(a)(b)	2,789	11,881
Harris Corp.	2,701	113,037
JDS Uniphase Corp.(a)(b)	5,355	58,905
Juniper Networks Inc.(a)	12,496	203,810

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

LogMeIn Inc.(a)(b)	492	15,016
Lumos Networks Corp.	345	3,260
MetroPCS Communications Inc.(a)	6,900	41,745
Motorola Solutions Inc.	6,936	333,691
NETGEAR Inc.(a)	895	30,886
NeuStar Inc. Class A(a)	1,628	54,375
Neutral Tandem Inc.(a)	764	10,069
Novatel Wireless Inc.(a)(b)	748	1,862
NTELOS Holdings Corp.	345	6,503
Oplink Communications Inc.(a)	491	6,643
Plantronics Inc.	1,019	34,035
Polycom Inc.(a)	4,183	44,005
RF Micro Devices Inc.(a)	6,519	27,706
Sprint Nextel Corp.(a)	70,700	230,482
Symmetricom Inc.(a)(b)	1,015	6,080
Telephone & Data Systems Inc.	2,281	48,562
Tellabs Inc.	8,554	28,485
tw telecom inc.(a)(b)	3,548	91,042
USA Mobility Inc.	502	6,456
Verizon Communications Inc.	67,408	2,995,611
ViaSat Inc.(a)(b)	1,002	37,846
Windstream Corp.	13,827	133,569

		13,433,803
TEXTILES—0.07%
Cintas Corp.	2,620	101,158
G&K Services Inc. Class A	441	13,755
Mohawk Industries Inc.(a)	1,351	94,341
UniFirst Corp.	367	23,396

		232,650
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	2,749	93,109
JAKKS Pacific Inc.(b)	627	10,038
Mattel Inc.	8,048	261,077

		364,224
TRANSPORTATION—1.89%
Alexander & Baldwin Holdings Inc.	990	52,718
Arkansas Best Corp.	597	7,522
Bristow Group Inc.	863	35,098
C.H. Robinson Worldwide Inc.	3,880	227,097
Con-way Inc.	1,306	47,160
CSX Corp.	24,745	553,298
Expeditors International of Washington Inc.	5,072	196,540
FedEx Corp.	7,476	684,876
Forward Air Corp.	694	22,395
Heartland Express Inc.	1,403	20,077
Hub Group Inc. Class A(a)	884	32,001
J.B. Hunt Transport Services Inc.	2,114	125,994
Kansas City Southern Industries Inc.	2,621	182,317
Kirby Corp.(a)(b)	1,315	61,910
Knight Transportation Inc.	1,385	22,146
Landstar System Inc.	1,085	56,116
Norfolk Southern Corp.	7,755	556,576
Old Dominion Freight Line Inc.(a)	1,107	47,922
Overseas Shipholding Group Inc.(b)	619	6,877
Ryder System Inc.	1,210	43,572
Tidewater Inc.	1,219	56,513
Union Pacific Corp.	11,286	1,346,533

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2012

United Parcel Service Inc. Class B	22,783	1,794,389
UTi Worldwide Inc.	2,444	35,707
Werner Enterprises Inc.	1,044	24,941

		6,240,295
TRUCKING & LEASING—0.01%
GATX Corp.	1,093	42,080

		42,080
WATER—0.03%
American States Water Co.	449	17,771
Aqua America Inc.	3,277	81,794

		99,565

TOTAL COMMON STOCKS
(Cost: $319,015,731)		330,102,555
SHORT-TERM INVESTMENTS—2.09%

MONEY MARKET FUNDS—2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	5,992,094	5,992,094
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	422,971	422,971
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	483,027	483,027

		6,898,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,898,092)		6,898,092

TOTAL INVESTMENTS IN SECURITIES—101.97%
(Cost: $325,913,823)		337,000,647
Other Assets, Less Liabilities—(1.97)%		(6,496,787)

NET ASSETS—100.00%		$330,503,860

NVS     - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)	1,072,865	$11,640,585
Omnicom Group Inc.	658,846	32,019,916

		43,660,501
AEROSPACE & DEFENSE—1.92%
Boeing Co. (The)	1,810,095	134,490,058
General Dynamics Corp.	871,447	57,480,644
Goodrich Corp.	304,313	38,617,320
L-3 Communications Holdings Inc.	235,470	17,427,135
Lockheed Martin Corp.	643,285	56,017,258
Northrop Grumman Corp.	607,784	38,770,541
Raytheon Co.	805,564	45,586,867
Rockwell Collins Inc.	350,515	17,297,915
United Technologies Corp.	2,202,315	166,340,852

		572,028,590
AGRICULTURE—2.19%
Altria Group Inc.	4,917,208	169,889,536
Archer-Daniels-Midland Co.	1,591,412	46,978,482
Lorillard Inc.	315,396	41,616,502
Philip Morris International Inc.	4,121,484	359,640,694
Reynolds American Inc.	801,096	35,945,178

		654,070,392
AIRLINES—0.06%
Southwest Airlines Co.	1,860,706	17,155,709

		17,155,709
APPAREL—0.56%
Coach Inc.	694,461	40,612,079
Nike Inc. Class B	886,129	77,784,404
Ralph Lauren Corp.	156,782	21,958,887
VF Corp.	209,187	27,916,005

		168,271,375
AUTO MANUFACTURERS—0.41%
Ford Motor Co.	9,222,404	88,442,854
PACCAR Inc.	862,008	33,782,094

		122,224,948
AUTO PARTS & EQUIPMENT—0.24%
BorgWarner Inc.(a)(b)	277,025	18,170,070
Goodyear Tire & Rubber Co. (The)(a)(b)	593,344	7,007,392
Johnson Controls Inc.	1,643,790	45,549,421

		70,726,883
BANKS—6.70%
Bank of America Corp.	26,041,909	213,022,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Bank of New York Mellon Corp. (The)	2,882,307	63,266,639
BB&T Corp.	1,688,333	52,085,073
Capital One Financial Corp.	1,402,456	76,658,245
Citigroup Inc.	7,085,554	194,215,035
Comerica Inc.	476,491	14,633,039
Fifth Third Bancorp	2,223,507	29,794,994
First Horizon National Corp.	609,727	5,274,138
Goldman Sachs Group Inc. (The)	1,188,681	113,946,961
Huntington Bancshares Inc.	2,096,983	13,420,691
J.P. Morgan Chase & Co.	9,198,781	328,672,445
KeyCorp	2,300,288	17,804,229
M&T Bank Corp.	305,861	25,254,943
Morgan Stanley	3,680,232	53,694,585
Northern Trust Corp.	582,816	26,821,192
PNC Financial Services Group Inc. (The)(c)	1,277,845	78,089,108
Regions Financial Corp.	3,410,800	23,022,900
State Street Corp.	1,180,751	52,708,725
SunTrust Banks Inc.	1,300,596	31,513,441
U.S. Bancorp	4,577,321	147,206,643
Wells Fargo & Co.	12,841,018	429,403,642
Zions Bancorp	446,717	8,675,244

		1,999,184,728

BEVERAGES—2.80%
Beam Inc.	380,788	23,795,442
Brown-Forman Corp. Class B NVS	240,110	23,254,654
Coca-Cola Co. (The)	5,451,480	426,251,221
Coca-Cola Enterprises Inc.	724,622	20,318,401
Constellation Brands Inc. Class A(a)	367,835	9,953,615
Dr Pepper Snapple Group Inc.	511,816	22,391,950
Molson Coors Brewing Co. Class B NVS	381,112	15,858,070
Monster Beverage Corp.(a)	372,059	26,490,601
PepsiCo Inc.	3,779,293	267,044,843

		835,358,797

BIOTECHNOLOGY—1.50%
Alexion Pharmaceuticals Inc.(a)(b)	464,194	46,094,464
Amgen Inc.	1,879,354	137,268,016
Biogen Idec Inc.(a)(b)	578,933	83,586,346
Celgene Corp.(a)	1,064,494	68,297,935
Gilead Sciences Inc.(a)	1,830,127	93,848,913
Life Technologies Corp.(a)(b)	430,906	19,386,461

		448,482,135

BUILDING MATERIALS—0.04%
Masco Corp.	859,494	11,921,182

		11,921,182

CHEMICALS—2.34%
Air Products and Chemicals Inc.	510,946	41,248,670
Airgas Inc.	166,699	14,004,383
CF Industries Holdings Inc.	158,609	30,728,908
Dow Chemical Co. (The)	2,888,680	90,993,420
E.I. du Pont de Nemours and Co.	2,264,384	114,509,899
Eastman Chemical Co.	332,492	16,747,622
Ecolab Inc.	706,103	48,389,238
FMC Corp.	331,441	17,725,465
International Flavors & Fragrances Inc.	196,341	10,759,487
Monsanto Co.	1,289,086	106,710,539

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Mosaic Co. (The)	719,735	39,412,689
PPG Industries Inc.	368,006	39,052,797
Praxair Inc.	721,782	78,479,357
Sherwin-Williams Co. (The)	207,091	27,408,494
Sigma-Aldrich Corp.	291,925	21,582,015

		697,752,983

COAL—0.13%
Alpha Natural Resources Inc.(a)	533,749	4,648,954
CONSOL Energy Inc.	549,923	16,629,671
Peabody Energy Corp.	657,357	16,118,394

		37,397,019

COMMERCIAL SERVICES—1.14%
Apollo Group Inc. Class A(a)(b)	258,493	9,354,862
Automatic Data Processing Inc.	1,181,915	65,785,389
DeVry Inc.	142,001	4,397,771
Equifax Inc.	290,783	13,550,488
H&R Block Inc.	708,150	11,316,237
Iron Mountain Inc.	415,015	13,678,894
MasterCard Inc. Class A	256,547	110,343,430
Moody’s Corp.	476,886	17,430,183
Paychex Inc.	779,804	24,493,644
Quanta Services Inc.(a)(b)	512,905	12,345,623
R.R. Donnelley & Sons Co.(b)	440,357	5,183,002
Robert Half International Inc.	344,662	9,846,993
SAIC Inc.	670,588	8,127,527
Total System Services Inc.	389,474	9,320,113
Western Union Co.	1,481,363	24,946,153

		340,120,309

COMPUTERS—8.07%
Accenture PLC Class A	1,557,341	93,580,621
Apple Inc.(a)	2,259,559	1,319,582,456
Cognizant Technology Solutions Corp. Class A(a)	735,856	44,151,360
Computer Sciences Corp.	376,202	9,337,333
Dell Inc.(a)	3,592,711	44,980,742
EMC Corp.(a)	5,073,989	130,046,338
Hewlett-Packard Co.	4,778,309	96,091,794
International Business Machines Corp.	2,787,374	545,154,607
Lexmark International Inc. Class A	171,810	4,566,710
NetApp Inc.(a)	877,028	27,907,031
SanDisk Corp.(a)(b)	588,497	21,468,370
Seagate Technology PLC	906,093	22,407,680
Teradata Corp.(a)(b)	407,677	29,356,821
Western Digital Corp.(a)	565,198	17,227,235

		2,405,859,098

COSMETICS & PERSONAL CARE—1.92%
Avon Products Inc.	1,043,598	16,916,724
Colgate-Palmolive Co.	1,153,261	120,054,470
Estee Lauder Companies Inc. (The) Class A	544,890	29,489,447
Procter & Gamble Co. (The)	6,621,432	405,562,710

		572,023,351

DISTRIBUTION & WHOLESALE—0.30%
Fastenal Co.	713,722	28,770,134
Fossil Inc.(a)(b)	125,298	9,590,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Genuine Parts Co.	376,666	22,694,126
W.W. Grainger Inc.	147,480	28,204,075

		89,258,644

DIVERSIFIED FINANCIAL SERVICES—2.26%
American Express Co.	2,419,664	140,848,641
Ameriprise Financial Inc.	528,345	27,611,310
BlackRock Inc.(c)	309,690	52,591,556
Charles Schwab Corp. (The)	2,614,983	33,811,730
CME Group Inc.	160,631	43,066,777
Discover Financial Services	1,281,597	44,317,624
E*TRADE Financial Corp.(a)	616,029	4,952,873
Federated Investors Inc. Class B(b)	223,978	4,893,919
Franklin Resources Inc.	343,233	38,095,431
IntercontinentalExchange Inc.(a)	175,771	23,901,341
Invesco Ltd.	1,083,062	24,477,201
Legg Mason Inc.	305,705	8,061,441
NASDAQ OMX Group Inc. (The)	295,870	6,707,373
NYSE Euronext Inc.	613,728	15,699,162
SLM Corp.	1,178,801	18,518,964
T. Rowe Price Group Inc.	616,462	38,812,448
Visa Inc. Class A	1,203,314	148,765,710

		675,133,501

ELECTRIC—3.35%
AES Corp. (The)(a)	1,556,241	19,966,572
Ameren Corp.	585,695	19,644,210
American Electric Power Co. Inc.	1,170,403	46,699,080
CMS Energy Corp.	627,209	14,739,412
Consolidated Edison Inc.	707,828	44,019,823
Dominion Resources Inc.	1,381,081	74,578,374
DTE Energy Co.	411,089	24,389,910
Duke Energy Corp.(a)	3,233,598	74,566,770
Edison International	787,399	36,377,834
Entergy Corp.	428,132	29,065,881
Exelon Corp.	2,059,894	77,493,212
FirstEnergy Corp.	1,010,676	49,715,152
Integrys Energy Group Inc.	188,646	10,728,298
NextEra Energy Inc.	1,007,893	69,353,117
Northeast Utilities	757,906	29,414,332
NRG Energy Inc.(a)	552,450	9,590,532
Pepco Holdings Inc.(b)	550,517	10,773,618
PG&E Corp.	1,020,589	46,202,064
Pinnacle West Capital Corp.	264,434	13,681,815
PPL Corp.	1,401,692	38,981,055
Progress Energy Inc.	715,373	43,043,993
Public Service Enterprise Group Inc.(b)	1,222,553	39,732,973
SCANA Corp.(b)	281,103	13,447,968
Southern Co. (The)	2,099,217	97,193,747
TECO Energy Inc.	523,581	9,455,873
Wisconsin Energy Corp.(b)	556,644	22,026,403
Xcel Energy Inc.	1,176,792	33,432,661

		998,314,679

ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
Emerson Electric Co.	1,772,781	82,576,139
Molex Inc.	333,093	7,974,246

		90,550,385

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

ELECTRONICS—1.13%
Agilent Technologies Inc.	839,812	32,954,223
Amphenol Corp. Class A	391,026	21,475,148
FLIR Systems Inc.	373,778	7,288,671
Honeywell International Inc.	1,882,932	105,142,923
Jabil Circuit Inc.	440,013	8,945,464
PerkinElmer Inc.	273,684	7,061,047
TE Connectivity Ltd.	1,033,315	32,973,082
Thermo Fisher Scientific Inc.	887,616	46,076,147
Tyco International Ltd.	1,118,523	59,113,940
Waters Corp.(a)(b)	214,776	17,068,249

		338,098,894
ENGINEERING & CONSTRUCTION—0.11%
Fluor Corp.	408,323	20,146,657
Jacobs Engineering Group Inc.(a)	311,257	11,784,190

		31,930,847
ENTERTAINMENT—0.04%
International Game Technology	714,529	11,253,832

		11,253,832
ENVIRONMENTAL CONTROL—0.26%
Republic Services Inc.	759,758	20,103,197
Stericycle Inc.(a)(b)	205,279	18,817,926
Waste Management Inc.	1,118,110	37,344,874

		76,265,997
FOOD—1.87%
Campbell Soup Co.(b)	428,707	14,310,240
ConAgra Foods Inc.	1,003,826	26,029,208
Dean Foods Co.(a)	446,917	7,610,996
General Mills Inc.	1,564,297	60,288,006
H.J. Heinz Co.	773,050	42,038,459
Hershey Co. (The)	367,356	26,460,653
Hormel Foods Corp.	333,052	10,131,442
J.M. Smucker Co. (The)	273,782	20,676,017
Kellogg Co.	596,097	29,405,465
Kraft Foods Inc. Class A	4,284,435	165,464,880
Kroger Co. (The)	1,355,699	31,438,660
McCormick & Co. Inc. NVS	319,653	19,386,954
Safeway Inc.(b)	579,685	10,521,283
Sysco Corp.	1,415,603	42,199,125
Tyson Foods Inc. Class A	699,549	13,172,508
Whole Foods Market Inc.	394,834	37,635,577

		556,769,473
FOREST PRODUCTS & PAPER—0.14%
International Paper Co.	1,056,286	30,537,228
MeadWestvaco Corp.	418,310	12,026,413

		42,563,641
GAS—0.30%
AGL Resources Inc.	284,091	11,008,526
CenterPoint Energy Inc.	1,031,939	21,330,179

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

NiSource Inc.	685,261	16,960,210
Sempra Energy	579,777	39,935,040

		89,233,955
HAND & MACHINE TOOLS—0.12%
Snap-on Inc.	140,601	8,752,412
Stanley Black & Decker Inc.	413,016	26,581,710

		35,334,122
HEALTH CARE - PRODUCTS—1.79%
Baxter International Inc.	1,330,548	70,718,626
Becton, Dickinson and Co.	489,843	36,615,764
Boston Scientific Corp.(a)	3,454,320	19,585,994
C.R. Bard Inc.	202,869	21,796,245
CareFusion Corp.(a)	535,877	13,761,321
Covidien PLC	1,165,451	62,351,629
Edwards Lifesciences Corp.(a)(b)	276,931	28,606,972
Hospira Inc.(a)(b)	398,809	13,950,339
Intuitive Surgical Inc.(a)(b)	95,946	53,133,935
Medtronic Inc.	2,514,614	97,391,000
St. Jude Medical Inc.	758,427	30,268,822
Stryker Corp.	782,475	43,114,373
Varian Medical Systems Inc.(a)(b)	270,228	16,421,756
Zimmer Holdings Inc.	425,696	27,397,795

		535,114,571
HEALTH CARE - SERVICES—1.26%
Aetna Inc.	839,525	32,548,384
Cigna Corp.	696,798	30,659,112
Coventry Health Care Inc.	346,444	11,013,455
DaVita Inc.(a)(b)	227,003	22,293,965
Humana Inc.	394,334	30,537,225
Laboratory Corp. of America Holdings(a)(b)	233,555	21,629,528
Quest Diagnostics Inc.	383,191	22,953,141
Tenet Healthcare Corp.(a)(b)	1,010,963	5,297,446
UnitedHealth Group Inc.	2,507,016	146,660,436
WellPoint Inc.	799,471	50,998,255

		374,590,947
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	480,668	10,223,808

		10,223,808
HOME BUILDERS—0.11%
D.R. Horton Inc.	675,774	12,420,726
Lennar Corp. Class A(b)	392,342	12,127,292
PulteGroup Inc.(a)(b)	816,846	8,740,252

		33,288,270
HOME FURNISHINGS—0.06%
Harman International Industries Inc.	169,226	6,701,350
Whirlpool Corp.	185,951	11,372,763

		18,074,113
HOUSEHOLD PRODUCTS & WARES—0.37%
Avery Dennison Corp.	249,048	6,808,972

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Clorox Co. (The)	314,227	22,768,888
Kimberly-Clark Corp.	947,576	79,378,442

		108,956,302
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	699,695	12,692,467

		12,692,467
INSURANCE—3.55%
ACE Ltd.	818,499	60,675,331
Aflac Inc.	1,130,079	48,130,065
Allstate Corp. (The)	1,187,428	41,666,849
American International Group Inc.(a)	1,545,466	49,594,004
Aon PLC	788,858	36,902,777
Assurant Inc.	206,055	7,178,956
Berkshire Hathaway Inc. Class B(a)	4,249,567	354,116,418
Chubb Corp. (The)	652,393	47,507,258
Cincinnati Financial Corp.	393,683	14,987,512
Genworth Financial Inc. Class A(a)	1,192,151	6,747,575
Hartford Financial Services Group Inc. (The)	1,063,698	18,752,996
Lincoln National Corp.	689,574	15,080,983
Loews Corp.	738,445	30,209,785
Marsh & McLennan Companies Inc.	1,318,523	42,495,996
MetLife Inc.	2,566,445	79,174,828
Principal Financial Group Inc.	723,848	18,986,533
Progressive Corp. (The)	1,473,462	30,692,213
Prudential Financial Inc.	1,133,391	54,890,126
Torchmark Corp.	237,530	12,007,142
Travelers Companies Inc. (The)	940,162	60,019,942
Unum Group	690,316	13,205,745
XL Group PLC	753,257	15,848,527

		1,058,871,561
INTERNET—2.98%
Amazon.com Inc.(a)	870,970	198,886,000
eBay Inc.(a)	2,777,072	116,664,795
Expedia Inc.	217,650	10,462,436
F5 Networks Inc.(a)(b)	191,647	19,080,375
Google Inc. Class A(a)	614,513	356,460,556
Netflix Inc.(a)(b)	133,711	9,155,192
Priceline.com Inc.(a)(b)	120,343	79,970,330
Symantec Corp.(a)	1,741,833	25,448,180
TripAdvisor Inc.(a)(b)	229,745	10,267,304
VeriSign Inc.(a)	381,860	16,637,640
Yahoo! Inc.(a)(b)	2,945,127	46,621,360

		889,654,168
IRON & STEEL—0.21%
Allegheny Technologies Inc.	257,643	8,216,235
Cliffs Natural Resources Inc.	343,607	16,936,389
Nucor Corp.	766,242	29,040,572
United States Steel Corp.(b)	349,364	7,196,899

		61,390,095
LEISURE TIME—0.21%
Carnival Corp.	1,095,128	37,530,037

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Harley-Davidson Inc.	559,504	25,586,118

		63,116,155
LODGING—0.30%
Marriott International Inc. Class A	639,490	25,068,008
Starwood Hotels & Resorts Worldwide Inc.	477,599	25,331,851
Wyndham Worldwide Corp.	352,072	18,568,277
Wynn Resorts Ltd.	191,837	19,897,334

		88,865,470
MACHINERY—1.15%
Caterpillar Inc.	1,576,372	133,849,747
Cummins Inc.	464,424	45,007,330
Deere & Co.	961,144	77,727,715
Flowserve Corp.	132,046	15,152,278
Joy Global Inc.	255,460	14,492,246
Rockwell Automation Inc.	344,880	22,782,773
Roper Industries Inc.	235,426	23,208,295
Xylem Inc.	447,392	11,260,857

		343,481,241
MANUFACTURING—3.34%
3M Co.	1,676,739	150,235,814
Cooper Industries PLC	384,430	26,210,437
Danaher Corp.	1,389,511	72,365,733
Dover Corp.	443,807	23,792,493
Eaton Corp.	816,090	32,341,647
General Electric Co.	25,603,415	533,575,168
Illinois Tool Works Inc.	1,153,546	61,011,048
Ingersoll-Rand PLC	721,955	30,452,062
Leggett & Platt Inc.	339,738	7,178,664
Pall Corp.	279,807	15,336,222
Parker Hannifin Corp.	365,061	28,065,890
Textron Inc.	677,393	16,846,764

		997,411,942
MEDIA—3.24%
Cablevision NY Group Class A	517,488	6,877,416
CBS Corp. Class B NVS	1,566,298	51,343,248
Comcast Corp. Class A	6,515,318	208,294,716
DIRECTV Class A(a)(b)	1,582,851	77,274,786
Discovery Communications Inc. Series A(a)(b)	616,126	33,270,804
Gannett Co. Inc.	568,138	8,368,673
McGraw-Hill Companies Inc. (The)	675,953	30,417,885
News Corp. Class A NVS	5,091,107	113,480,775
Scripps Networks Interactive Inc. Class A	223,764	12,723,221
Time Warner Cable Inc.	755,163	61,998,882
Time Warner Inc.	2,319,699	89,308,412
Viacom Inc. Class B NVS	1,275,501	59,974,057
Walt Disney Co. (The)	4,319,165	209,479,502
Washington Post Co. (The) Class B(b)	11,691	4,370,330

		967,182,707
METAL FABRICATE & HARDWARE—0.19%
Precision Castparts Corp.	351,180	57,765,598

		57,765,598

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

MINING—0.58%
Alcoa Inc.	2,576,929	22,548,129
Freeport-McMoRan Copper & Gold Inc.	2,293,605	78,143,122
Newmont Mining Corp.	1,197,542	58,092,763
Titanium Metals Corp.	199,788	2,259,602
Vulcan Materials Co.	313,678	12,456,153

		173,499,769
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.(b)	484,702	7,255,989
Xerox Corp.	3,257,175	25,633,967

		32,889,956
OIL & GAS—8.77%
Anadarko Petroleum Corp.	1,207,243	79,919,487
Apache Corp.	944,485	83,010,787
Cabot Oil & Gas Corp.	506,335	19,949,599
Chesapeake Energy Corp.	1,600,701	29,773,039
Chevron Corp.	4,768,153	503,040,141
ConocoPhillips	3,055,833	170,759,948
Denbury Resources Inc.(a)(b)	946,692	14,304,516
Devon Energy Corp.	977,270	56,671,887
Diamond Offshore Drilling Inc.	168,707	9,975,645
EOG Resources Inc.	651,481	58,704,953
EQT Corp.	360,812	19,350,348
Exxon Mobil Corp.	11,299,865	966,929,448
Helmerich & Payne Inc.	260,652	11,333,149
Hess Corp.	734,736	31,924,279
Marathon Oil Corp.	1,704,514	43,584,423
Marathon Petroleum Corp.	823,422	36,988,116
Murphy Oil Corp.	468,879	23,579,925
Nabors Industries Ltd.(a)	699,373	10,070,971
Newfield Exploration Co.(a)	326,838	9,579,622
Noble Corp.(a)(b)	609,235	19,818,414
Noble Energy Inc.	429,616	36,440,029
Occidental Petroleum Corp.	1,959,943	168,104,311
Phillips 66(a)	1,511,016	50,226,172
Pioneer Natural Resources Co.	297,314	26,226,068
QEP Resources Inc.	430,560	12,903,883
Range Resources Corp.	391,788	24,239,924
Rowan Companies PLC(a)(b)	299,240	9,674,429
Southwestern Energy Co.(a)(b)	841,377	26,865,168
Sunoco Inc.	256,496	12,183,560
Tesoro Corp.(a)	337,312	8,419,307
Valero Energy Corp.	1,336,122	32,267,346
WPX Energy Inc.(a)(b)	481,842	7,796,204

		2,614,615,098
OIL & GAS SERVICES—1.44%
Baker Hughes Inc.	1,059,646	43,551,451
Cameron International Corp.(a)	595,203	25,421,120
FMC Technologies Inc.(a)(b)	577,802	22,667,172
Halliburton Co.	2,230,496	63,323,781
National Oilwell Varco Inc.	1,029,973	66,371,460
Schlumberger Ltd.	3,222,549	209,175,656

		430,510,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

PACKAGING & CONTAINERS—0.13%
Ball Corp.	378,702	15,545,717
Bemis Co. Inc.	250,065	7,837,037
Owens-Illinois Inc.(a)	396,691	7,604,566
Sealed Air Corp.	466,065	7,196,044

		38,183,364
PHARMACEUTICALS—7.09%
Abbott Laboratories	3,802,111	245,122,096
Allergan Inc.	743,154	68,793,766
AmerisourceBergen Corp.	606,125	23,851,019
Bristol-Myers Squibb Co.	4,081,717	146,737,726
Cardinal Health Inc.	836,357	35,126,994
DENTSPLY International Inc.	341,852	12,925,424
Eli Lilly and Co.	2,467,699	105,888,964
Express Scripts Holding Co.(a)	1,946,464	108,671,085
Forest Laboratories Inc.(a)	641,763	22,455,287
Johnson & Johnson(b)	6,636,546	448,365,048
McKesson Corp.	568,844	53,329,125
Mead Johnson Nutrition Co. Class A	492,734	39,670,014
Merck & Co. Inc.	7,349,924	306,859,327
Mylan Inc.(a)	1,035,337	22,125,152
Patterson Companies Inc.	212,468	7,323,772
Perrigo Co.	225,780	26,626,236
Pfizer Inc.	18,094,968	416,184,264
Watson Pharmaceuticals Inc.(a)	307,708	22,767,315

		2,112,822,614
PIPELINES—0.50%
Kinder Morgan Inc.	1,220,309	39,318,356
ONEOK Inc.	501,983	21,238,901
Spectra Energy Corp.	1,577,443	45,840,493
Williams Companies Inc. (The)	1,511,983	43,575,350

		149,973,100
REAL ESTATE—0.04%
CBRE Group Inc. Class A(a)	789,964	12,923,811

		12,923,811
REAL ESTATE INVESTMENT TRUSTS—2.15%
American Tower Corp.	953,558	66,663,240
Apartment Investment and Management Co. Class A(b)	318,726	8,615,164
AvalonBay Communities Inc.(b)	230,444	32,603,217
Boston Properties Inc.(b)	362,055	39,235,900
Equity Residential	726,518	45,305,662
HCP Inc.(b)	1,013,771	44,757,990
Health Care REIT Inc.(b)	516,716	30,124,543
Host Hotels & Resorts Inc.	1,736,164	27,466,114
Kimco Realty Corp.(b)	981,865	18,684,891
Plum Creek Timber Co. Inc.(b)	391,558	15,544,853
Prologis Inc.	1,112,628	36,972,628
Public Storage	343,982	49,674,441
Simon Property Group Inc.	732,445	114,012,389
Ventas Inc.(b)	698,471	44,087,489
Vornado Realty Trust(b)	448,643	37,677,039
Weyerhaeuser Co.	1,298,886	29,043,091

		640,468,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

RETAIL—6.30%
Abercrombie & Fitch Co. Class A	198,134	6,764,295
AutoNation Inc.(a)(b)	100,053	3,529,870
AutoZone Inc.(a)(b)	64,411	23,649,787
Bed Bath & Beyond Inc.(a)(b)	561,838	34,721,588
Best Buy Co. Inc.(b)	669,371	14,030,016
Big Lots Inc.(a)(b)	152,766	6,231,325
CarMax Inc.(a)(b)	549,921	14,264,951
Chipotle Mexican Grill Inc.(a)(b)	76,632	29,116,328
Costco Wholesale Corp.	1,044,798	99,255,810
CVS Caremark Corp.	3,096,779	144,712,483
Darden Restaurants Inc.	310,928	15,742,285
Dollar Tree Inc.(a)(b)	560,551	30,157,644
Family Dollar Stores Inc.	282,142	18,756,800
GameStop Corp. Class A(b)	312,271	5,733,296
Gap Inc. (The)	803,408	21,981,243
Home Depot Inc. (The)	3,698,855	196,002,326
J.C. Penney Co. Inc.(b)	355,215	8,280,062
Kohl’s Corp.	579,504	26,361,637
Limited Brands Inc.	583,956	24,835,649
Lowe’s Companies Inc.	2,843,617	80,872,467
Macy’s Inc.	998,446	34,296,620
McDonald’s Corp.	2,455,754	217,407,902
Nordstrom Inc.	386,571	19,208,713
O’Reilly Automotive Inc.(a)(b)	304,732	25,527,400
Ross Stores Inc.	545,142	34,055,021
Sears Holdings Corp.(a)(b)	92,803	5,540,339
Staples Inc.	1,662,943	21,701,406
Starbucks Corp.	1,832,940	97,732,361
Target Corp.	1,597,821	92,977,204
Tiffany & Co.	306,270	16,216,996
TJX Companies Inc. (The)	1,790,529	76,867,410
Urban Outfitters Inc.(a)(b)	268,119	7,397,403
Wal-Mart Stores Inc.	4,169,913	290,726,334
Walgreen Co.	2,084,906	61,671,519
Yum! Brands Inc.	1,112,968	71,697,398

		1,878,023,888
SAVINGS & LOANS—0.06%
Hudson City Bancorp Inc.	1,279,904	8,152,989
People’s United Financial Inc.	861,618	10,003,385

		18,156,374
SEMICONDUCTORS—3.08%
Advanced Micro Devices Inc.(a)(b)	1,418,149	8,125,994
Altera Corp.	779,734	26,386,198
Analog Devices Inc.	720,991	27,159,731
Applied Materials Inc.	3,097,472	35,497,029
Broadcom Corp. Class A(a)	1,198,423	40,506,697
First Solar Inc.(a)(b)	142,727	2,149,469
Intel Corp.	12,157,363	323,993,724
KLA-Tencor Corp.	403,921	19,893,109
Lam Research Corp.(a)(b)	486,081	18,344,697
Linear Technology Corp.	555,104	17,391,408
LSI Corp.(a)	1,369,920	8,726,390
Microchip Technology Inc.(b)	466,496	15,431,688
Micron Technology Inc.(a)	2,384,899	15,048,713
NVIDIA Corp.(a)	1,493,151	20,635,347
QUALCOMM Inc.	4,142,560	230,657,741
Teradyne Inc.(a)(b)	452,437	6,361,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

Texas Instruments Inc.	2,765,398	79,339,269
Xilinx Inc.	637,239	21,392,113

		917,040,581
SOFTWARE—3.98%
Adobe Systems Inc.(a)	1,198,969	38,810,627
Akamai Technologies Inc.(a)(b)	431,498	13,700,061
Autodesk Inc.(a)(b)	554,510	19,402,305
BMC Software Inc.(a)(b)	389,301	16,615,367
CA Inc.	855,262	23,169,048
Cerner Corp.(a)(b)	354,259	29,283,049
Citrix Systems Inc.(a)	449,950	37,768,803
Dun & Bradstreet Corp. (The)	115,848	8,244,902
Electronic Arts Inc.(a)	765,954	9,459,532
Fidelity National Information Services Inc.	576,316	19,640,849
Fiserv Inc.(a)(b)	329,864	23,822,778
Intuit Inc.	709,709	42,121,229
Microsoft Corp.	18,067,492	552,684,580
Oracle Corp.	9,377,423	278,509,463
Red Hat Inc.(a)(b)	466,096	26,325,102
Salesforce.com Inc.(a)(b)	333,473	46,105,977

		1,185,663,672
TELECOMMUNICATIONS—4.36%
AT&T Inc.	14,167,846	505,225,388
CenturyLink Inc.	1,501,268	59,285,073
Cisco Systems Inc.	12,944,916	222,264,208
Corning Inc.	3,667,453	47,420,167
Crown Castle International Corp.(a)	623,147	36,553,803
Frontier Communications Corp.(b)	2,406,146	9,215,539
Harris Corp.	276,169	11,557,673
JDS Uniphase Corp.(a)(b)	555,003	6,105,033
Juniper Networks Inc.(a)(b)	1,278,770	20,856,739
MetroPCS Communications Inc.(a)	712,354	4,309,742
Motorola Solutions Inc.	705,822	33,957,097
Sprint Nextel Corp.(a)	7,243,955	23,615,293
Verizon Communications Inc.	6,865,344	305,095,887
Windstream Corp.	1,420,864	13,725,546

		1,299,187,188
TEXTILES—0.03%
Cintas Corp.	267,493	10,327,905

		10,327,905
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.(b)	280,879	9,513,372
Mattel Inc.	823,106	26,701,558

		36,214,930
TRANSPORTATION—1.84%
C.H. Robinson Worldwide Inc.	392,813	22,991,345
CSX Corp.	2,511,229	56,151,081
Expeditors International of Washington Inc.	512,839	19,872,511
FedEx Corp.	762,118	69,817,630
Norfolk Southern Corp.	787,221	56,498,851
Ryder System Inc.	124,080	4,468,121
Union Pacific Corp.	1,150,800	137,301,948

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2012

United Parcel Service Inc. Class B	2,318,650	182,616,874

		549,718,361

TOTAL COMMON STOCKS
(Cost: $30,880,075,378)		29,751,845,287

SHORT-TERM INVESTMENTS—2.79%

MONEY MARKET FUNDS—2.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	733,750,183	733,750,183
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	51,794,120	51,794,120
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	45,612,606	45,612,606

		831,156,909

TOTAL SHORT-TERM INVESTMENTS
(Cost: $831,156,909)		831,156,909

TOTAL INVESTMENTS IN SECURITIES—102.55%
(Cost: $31,711,232,287)		30,583,002,196
Other Assets, Less Liabilities—(2.55)%		(760,928,401)

NET ASSETS—100.00%		$29,822,073,795

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of June 30, 2012 were as follows:

Number Of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
850	S&P 500 E-Mini (Sept 2012)	Chicago Mercantile	$57,647,000	$2,382,168

As of June 30, 2012, the Fund has pledged, to brokers, cash in the amount of $6,748,000 for initial margin requirements on outstanding futures contracts. See Note 4.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.11%
Omnicom Group Inc.	167,559	$8,143,367

		8,143,367

AEROSPACE & DEFENSE—2.29%
Boeing Co. (The)	494,246	36,722,478
General Dynamics Corp.	238,300	15,718,268
Goodrich Corp.	133,998	17,004,346
Lockheed Martin Corp.	283,131	24,655,047
Raytheon Co.	205,334	11,619,851
Rockwell Collins Inc.	113,859	5,618,942
United Technologies Corp.	699,724	52,850,154

		164,189,086

AGRICULTURE—2.85%
Altria Group Inc.	716,261	24,746,818
Lorillard Inc.	94,527	12,472,838
Philip Morris International Inc.	1,817,167	158,565,992
Reynolds American Inc.	195,222	8,759,611

		204,545,259

APPAREL—1.03%
Coach Inc.	307,050	17,956,284
Nike Inc. Class B	390,268	34,257,725
Ralph Lauren Corp.	69,476	9,730,808
VF Corp.	92,213	12,305,825

		74,250,642

AUTO PARTS & EQUIPMENT—0.09%
BorgWarner Inc.(a)	94,154	6,175,561

		6,175,561

BEVERAGES—4.63%
Brown-Forman Corp. Class B NVS	105,494	10,217,094
Coca-Cola Co. (The)	2,403,556	187,934,043
Dr Pepper Snapple Group Inc.	117,835	5,155,281
Monster Beverage Corp.(a)	163,139	11,615,497
PepsiCo Inc.	1,666,321	117,742,242

		332,664,157

BIOTECHNOLOGY—2.75%
Alexion Pharmaceuticals Inc.(a)(b)	204,831	20,339,718
Amgen Inc.	829,081	60,556,076
Biogen Idec Inc.(a)(b)	254,945	36,808,959
Celgene Corp.(a)	470,129	30,163,477
Gilead Sciences Inc.(a)	806,005	41,331,937
Life Technologies Corp.(a)(b)	190,480	8,569,695

		197,769,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

BUILDING MATERIALS—0.02%
Masco Corp.	118,399	1,642,194

		1,642,194
CHEMICALS—3.25%
Air Products and Chemicals Inc.	149,198	12,044,755
Airgas Inc.	53,587	4,501,844
CF Industries Holdings Inc.	69,709	13,505,422
E.I. du Pont de Nemours and Co.	677,993	34,286,106
Eastman Chemical Co.	70,266	3,539,298
Ecolab Inc.	311,984	21,380,263
FMC Corp.	147,127	7,868,352
International Flavors & Fragrances Inc.	86,468	4,738,446
Monsanto Co.	568,969	47,099,254
Mosaic Co. (The)	199,155	10,905,728
PPG Industries Inc.	161,955	17,186,665
Praxair Inc.	317,802	34,554,611
Sherwin-Williams Co. (The)	91,303	12,083,952
Sigma-Aldrich Corp.	128,238	9,480,635

		233,175,331
COAL—0.17%
CONSOL Energy Inc.	174,709	5,283,200
Peabody Energy Corp.	290,962	7,134,388

		12,417,588
COMMERCIAL SERVICES—1.48%
Apollo Group Inc. Class A(a)(b)	115,763	4,189,463
Automatic Data Processing Inc.	520,452	28,968,358
DeVry Inc.	63,866	1,977,930
Equifax Inc.	69,138	3,221,831
Iron Mountain Inc.	93,279	3,074,476
MasterCard Inc. Class A	113,220	48,697,054
Moody’s Corp.	111,112	4,061,144
Paychex Inc.	175,804	5,522,004
Robert Half International Inc.	53,153	1,518,581
Western Union Co.	305,562	5,145,664

		106,376,505
COMPUTERS—13.10%
Accenture PLC Class A	514,424	30,911,738
Apple Inc.(a)	996,225	581,795,400
Cognizant Technology Solutions Corp. Class A(a)	323,593	19,415,580
EMC Corp.(a)	1,232,432	31,587,232
International Business Machines Corp.	1,228,949	240,357,846
NetApp Inc.(a)	386,847	12,309,472
SanDisk Corp.(a)	258,544	9,431,685
Seagate Technology PLC	112,907	2,792,190
Teradata Corp.(a)	179,718	12,941,493

		941,542,636
COSMETICS & PERSONAL CARE—2.78%
Colgate-Palmolive Co.	508,898	52,976,282
Estee Lauder Companies Inc. (The) Class A	239,407	12,956,707
Procter & Gamble Co. (The)	2,189,566	134,110,917

		200,043,906

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

DISTRIBUTION & WHOLESALE—0.45%
Fastenal Co.	222,361	8,963,372
Fossil Inc.(a)(b)	55,109	4,218,043
Genuine Parts Co.	116,556	7,022,499
W.W. Grainger Inc.	64,828	12,397,706

		32,601,620
DIVERSIFIED FINANCIAL SERVICES—2.37%
American Express Co.	639,404	37,219,707
BlackRock Inc.(c)	136,324	23,150,541
Franklin Resources Inc.	151,003	16,759,823
IntercontinentalExchange Inc.(a)	77,247	10,504,047
T. Rowe Price Group Inc.	271,926	17,120,461
Visa Inc. Class A	530,768	65,618,848

		170,373,427
ELECTRIC—1.06%
Consolidated Edison Inc.	164,808	10,249,410
Dominion Resources Inc.	425,481	22,975,974
NextEra Energy Inc.	257,287	17,703,918
Southern Co. (The)	545,201	25,242,806

		76,172,108
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
Emerson Electric Co.	554,369	25,822,508

		25,822,508
ELECTRONICS—0.99%
Agilent Technologies Inc.	258,246	10,133,573
Amphenol Corp. Class A	171,800	9,435,256
FLIR Systems Inc.	126,773	2,472,073
Honeywell International Inc.	523,877	29,253,292
Thermo Fisher Scientific Inc.	235,648	12,232,488
Waters Corp.(a)	95,198	7,565,385

		71,092,067
ENGINEERING & CONSTRUCTION—0.07%
Fluor Corp.	106,594	5,259,348

		5,259,348
ENVIRONMENTAL CONTROL—0.12%
Stericycle Inc.(a)(b)	90,562	8,301,819

		8,301,819
FOOD—1.74%
Campbell Soup Co.	104,932	3,502,630
General Mills Inc.	463,036	17,845,408
H.J. Heinz Co.	258,524	14,058,535
Hershey Co. (The)	161,960	11,665,979
Hormel Foods Corp.	66,043	2,009,028
J.M. Smucker Co. (The)	70,272	5,306,941
Kellogg Co.	262,173	12,932,994
Kraft Foods Inc. Class A	1,018,961	39,352,274
McCormick & Co. Inc. NVS	102,348	6,207,406

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

Whole Foods Market Inc.	130,635	12,452,128

		125,333,323
HAND & MACHINE TOOLS—0.12%
Snap-on Inc.	33,682	2,096,704
Stanley Black & Decker Inc.	100,996	6,500,103

		8,596,807
HEALTH CARE - PRODUCTS—2.68%
Baxter International Inc.	586,009	31,146,378
Becton, Dickinson and Co.	215,653	16,120,062
C.R. Bard Inc.	89,333	9,597,937
Covidien PLC	370,972	19,847,002
Edwards Lifesciences Corp.(a)(b)	122,296	12,633,177
Intuitive Surgical Inc.(a)	42,347	23,451,345
Medtronic Inc.	719,894	27,881,495
St. Jude Medical Inc.	333,397	13,305,874
Stryker Corp.	344,642	18,989,774
Varian Medical Systems Inc.(a)(b)	118,526	7,202,825
Zimmer Holdings Inc.	187,580	12,072,649

		192,248,518
HEALTH CARE - SERVICES—1.69%
Aetna Inc.	199,563	7,737,058
DaVita Inc.(a)	100,119	9,832,687
Humana Inc.	100,659	7,795,033
Laboratory Corp. of America Holdings(a)(b)	103,276	9,564,390
Quest Diagnostics Inc.	168,344	10,083,806
UnitedHealth Group Inc.	1,105,781	64,688,188
WellPoint Inc.	179,733	11,465,168

		121,166,330
HOME BUILDERS—0.02%
PulteGroup Inc.(a)(b)	140,344	1,501,681

		1,501,681
HOUSEHOLD PRODUCTS & WARES—0.58%
Clorox Co. (The)	97,127	7,037,823
Kimberly-Clark Corp.	417,334	34,960,069

		41,997,892
INSURANCE—0.81%
Aflac Inc.	497,730	21,198,321
Aon PLC	233,975	10,945,351
Chubb Corp. (The)	164,481	11,977,506
Travelers Companies Inc. (The)	215,543	13,760,265

		57,881,443
INTERNET—4.73%
Amazon.com Inc.(a)	384,025	87,692,109
eBay Inc.(a)	797,106	33,486,423
Expedia Inc.	61,458	2,954,286
F5 Networks Inc.(a)	84,176	8,380,562
Google Inc. Class A(a)	270,940	157,164,166
Netflix Inc.(a)(b)	59,204	4,053,698
Priceline.com Inc.(a)	52,995	35,216,237

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

Symantec Corp.(a)	313,239	4,576,422
TripAdvisor Inc.(a)	61,800	2,761,842
VeriSign Inc.(a)	81,837	3,565,638

		339,851,383
IRON & STEEL—0.10%
Cliffs Natural Resources Inc.	151,792	7,481,828

		7,481,828
LEISURE TIME—0.07%
Harley-Davidson Inc.	102,320	4,679,094

		4,679,094
LODGING—0.27%
Marriott International Inc. Class A	112,209	4,398,593
Starwood Hotels & Resorts Worldwide Inc.	123,193	6,534,157
Wynn Resorts Ltd.	84,842	8,799,812

		19,732,562
MACHINERY—1.66%
Caterpillar Inc.	451,279	38,318,100
Cummins Inc.	153,293	14,855,625
Deere & Co.	423,314	34,233,403
Flowserve Corp.	44,287	5,081,933
Joy Global Inc.	113,101	6,416,220
Rockwell Automation Inc.	151,525	10,009,741
Roper Industries Inc.	104,053	10,257,545

		119,172,567
MANUFACTURING—1.68%
3M Co.	569,766	51,051,034
Cooper Industries PLC	101,636	6,929,542
Danaher Corp.	472,358	24,600,405
Dover Corp.	135,409	7,259,276
Illinois Tool Works Inc.	309,864	16,388,707
Pall Corp.	123,330	6,759,717
Parker Hannifin Corp.	104,054	7,999,672

		120,988,353
MEDIA—1.49%
DIRECTV Class A(a)	697,122	34,033,496
Discovery Communications Inc. Series A(a)	271,068	14,637,672
McGraw-Hill Companies Inc. (The)	174,057	7,832,565
Scripps Networks Interactive Inc. Class A	99,662	5,666,781
Time Warner Cable Inc.	226,547	18,599,509
Viacom Inc. Class B NVS	561,774	26,414,614

		107,184,637
METAL FABRICATE & HARDWARE—0.23%
Precision Castparts Corp.	98,958	16,277,601

		16,277,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

MINING—0.36%
Newmont Mining Corp.	527,094	25,569,330

		25,569,330
OIL & GAS—8.13%
Anadarko Petroleum Corp.	260,439	17,241,062
Apache Corp.	291,881	25,653,421
Cabot Oil & Gas Corp.	224,254	8,835,608
Chevron Corp.	1,135,251	119,768,981
Diamond Offshore Drilling Inc.	74,287	4,392,590
EOG Resources Inc.	287,768	25,930,774
EQT Corp.	95,851	5,140,489
Exxon Mobil Corp.	3,188,534	272,842,854
Helmerich & Payne Inc.	114,781	4,990,678
Newfield Exploration Co.(a)	99,227	2,908,343
Noble Energy Inc.	119,752	10,157,365
Occidental Petroleum Corp.	622,731	53,411,638
Pioneer Natural Resources Co.	131,161	11,569,712
Range Resources Corp.	124,127	7,679,737
Southwestern Energy Co.(a)	371,317	11,856,152
WPX Energy Inc.(a)(b)	114,644	1,854,940

		584,234,344
OIL & GAS SERVICES—2.25%
Baker Hughes Inc.	279,467	11,486,094
Cameron International Corp.(a)	261,644	11,174,815
FMC Technologies Inc.(a)	253,918	9,961,203
Halliburton Co.	569,720	16,174,351
National Oilwell Varco Inc.	318,254	20,508,288
Schlumberger Ltd.	1,420,849	92,227,308

		161,532,059
PACKAGING & CONTAINERS—0.05%
Ball Corp.	93,450	3,836,122

		3,836,122
PHARMACEUTICALS—8.33%
Abbott Laboratories	1,676,371	108,075,638
Allergan Inc.	328,174	30,379,067
Bristol-Myers Squibb Co.	1,096,582	39,422,123
DENTSPLY International Inc.	91,103	3,444,604
Eli Lilly and Co.	760,784	32,645,241
Express Scripts Holding Co.(a)	859,075	47,962,157
Johnson & Johnson(b)	2,926,062	197,684,749
Mead Johnson Nutrition Co. Class A	217,019	17,472,200
Merck & Co. Inc.	2,106,473	87,945,248
Mylan Inc.(a)	458,607	9,800,432
Patterson Companies Inc.	47,689	1,643,840
Perrigo Co.	99,216	11,700,543
Watson Pharmaceuticals Inc.(a)	135,168	10,001,080

		598,176,922
PIPELINES—0.44%
Kinder Morgan Inc.	258,099	8,315,950
ONEOK Inc.	133,224	5,636,707
Spectra Energy Corp.	311,429	9,050,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

Williams Companies Inc. (The)	287,019	8,271,888

		31,274,672
REAL ESTATE INVESTMENT TRUSTS—2.32%
American Tower Corp.	420,963	29,429,523
Apartment Investment and Management Co. Class A	63,437	1,714,702
AvalonBay Communities Inc.	69,823	9,878,558
Boston Properties Inc.(b)	86,089	9,329,465
Equity Residential(b)	226,969	14,153,787
HCP Inc.	196,357	8,669,161
Health Care REIT Inc.	129,910	7,573,753
Plum Creek Timber Co. Inc.(b)	81,038	3,217,209
Prologis Inc.	181,494	6,031,046
Public Storage	107,487	15,522,198
Simon Property Group Inc.	212,909	33,141,415
Ventas Inc.	307,641	19,418,300
Vornado Realty Trust	105,491	8,859,134

		166,938,251
RETAIL—6.95%
AutoZone Inc.(a)(b)	28,298	10,390,177
Bed Bath & Beyond Inc.(a)	247,454	15,292,657
Big Lots Inc.(a)(b)	43,306	1,766,452
Chipotle Mexican Grill Inc.(a)(b)	33,780	12,834,711
Costco Wholesale Corp.	272,079	25,847,505
Darden Restaurants Inc.	96,081	4,864,581
Dollar Tree Inc.(a)(b)	246,626	13,268,479
Family Dollar Stores Inc.	124,207	8,257,281
Home Depot Inc. (The)	749,369	39,709,063
Kohl’s Corp.	165,056	7,508,397
Limited Brands Inc.	176,588	7,510,288
McDonald’s Corp.	1,082,765	95,857,186
Nordstrom Inc.	128,154	6,367,972
O’Reilly Automotive Inc.(a)(b)	134,341	11,253,746
Ross Stores Inc.	240,014	14,993,675
Starbucks Corp.	807,256	43,042,890
Target Corp.	429,286	24,980,152
Tiffany & Co.	135,648	7,182,562
TJX Companies Inc. (The)	788,597	33,854,469
Urban Outfitters Inc.(a)(b)	91,387	2,521,367
Wal-Mart Stores Inc.	1,158,433	80,765,949
Yum! Brands Inc.	490,177	31,577,202

		499,646,761
SEMICONDUCTORS—3.86%
Altera Corp.	342,682	11,596,359
Analog Devices Inc.	194,132	7,312,952
Broadcom Corp. Class A(a)	528,742	17,871,480
First Solar Inc.(a)(b)	62,839	946,355
Intel Corp.	2,734,513	72,874,772
KLA-Tencor Corp.	178,173	8,775,020
Lam Research Corp.(a)(b)	215,164	8,120,289
Linear Technology Corp.	159,035	4,982,567
LSI Corp.(a)	302,852	1,929,167
Microchip Technology Inc.	207,911	6,877,696
NVIDIA Corp.(a)	208,841	2,886,183
QUALCOMM Inc.	1,826,482	101,698,518
Teradyne Inc.(a)(b)	125,517	1,764,769
Texas Instruments Inc.	695,941	19,966,547

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

Xilinx Inc.	281,323	9,444,013

		277,046,687
SOFTWARE—5.31%
Adobe Systems Inc.(a)	242,736	7,857,364
Akamai Technologies Inc.(a)	192,669	6,117,241
Autodesk Inc.(a)	121,386	4,247,296
BMC Software Inc.(a)	128,256	5,473,966
Cerner Corp.(a)	156,571	12,942,159
Citrix Systems Inc.(a)	197,810	16,604,171
Dun & Bradstreet Corp. (The)	50,996	3,629,385
Electronic Arts Inc.(a)	160,154	1,977,902
Fiserv Inc.(a)	145,290	10,492,844
Intuit Inc.	313,096	18,582,248
Microsoft Corp.	4,540,648	138,898,422
Oracle Corp.	4,134,553	122,796,224
Red Hat Inc.(a)	205,492	11,606,188
Salesforce.com Inc.(a)(b)	147,152	20,345,236

		381,570,646
TELECOMMUNICATIONS—1.32%
Crown Castle International Corp.(a)	274,851	16,122,760
Juniper Networks Inc.(a)	371,268	6,055,381
Verizon Communications Inc.	1,634,993	72,659,089

		94,837,230
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	72,976	2,471,697
Mattel Inc.	162,997	5,287,623

		7,759,320
TRANSPORTATION—2.62%
C.H. Robinson Worldwide Inc.	173,714	10,167,480
CSX Corp.	520,138	11,630,286
Expeditors International of Washington Inc.	160,894	6,234,642
Norfolk Southern Corp.	263,523	18,913,046
Union Pacific Corp.	507,686	60,572,017
United Parcel Service Inc. Class B	1,022,430	80,526,587

		188,044,058

TOTAL COMMON STOCKS
(Cost: $5,849,173,483)		7,177,119,412
SHORT-TERM INVESTMENTS—4.23%

MONEY MARKET FUNDS—4.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	277,374,516	277,374,516
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	19,579,374	19,579,374

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	6,950,316	6,950,316

		303,904,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $303,904,206)		303,904,206

TOTAL INVESTMENTS IN SECURITIES—104.12%
(Cost: $6,153,077,689)		7,481,023,618
Other Assets, Less Liabilities—(4.12)%		(296,295,174)

NET ASSETS—100.00%		$7,184,728,444

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.19%
Interpublic Group of Companies Inc. (The)	328,492	$3,564,138
Omnicom Group Inc.	85,608	4,160,549

		7,724,687

AEROSPACE & DEFENSE—1.48%
Boeing Co. (The)	212,053	15,755,538
General Dynamics Corp.	101,842	6,717,498
L-3 Communications Holdings Inc.	72,754	5,384,524
Northrop Grumman Corp.	187,651	11,970,257
Raytheon Co.	104,411	5,908,619
Rockwell Collins Inc.	28,961	1,429,225
United Technologies Corp.	190,104	14,358,555

		61,524,216

AGRICULTURE—1.41%
Altria Group Inc.	1,015,773	35,094,957
Archer-Daniels-Midland Co.	490,590	14,482,217
Lorillard Inc.	31,148	4,109,978
Reynolds American Inc.	111,355	4,996,499

		58,683,651

AIRLINES—0.13%
Southwest Airlines Co.	571,929	5,273,185

		5,273,185

AUTO MANUFACTURERS—0.91%
Ford Motor Co.	2,843,377	27,267,985
PACCAR Inc.	266,142	10,430,105

		37,698,090

AUTO PARTS & EQUIPMENT—0.42%
BorgWarner Inc.(a)	19,527	1,280,776
Goodyear Tire & Rubber Co. (The)(a)	182,717	2,157,888
Johnson Controls Inc.	506,732	14,041,543

		17,480,207

BANKS—14.81%
Bank of America Corp.	8,029,537	65,681,613
Bank of New York Mellon Corp. (The)	888,589	19,504,529
BB&T Corp.	520,482	16,056,870
Capital One Financial Corp.	432,374	23,633,563
Citigroup Inc.	2,184,696	59,882,517
Comerica Inc.	145,986	4,483,230
Fifth Third Bancorp	686,544	9,199,690
First Horizon National Corp.	185,580	1,605,267
Goldman Sachs Group Inc. (The)	366,478	35,130,581
Huntington Bancshares Inc.	645,861	4,133,510
J.P. Morgan Chase & Co.	2,836,330	101,342,071
KeyCorp	712,700	5,516,298
M&T Bank Corp.	94,448	7,798,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Morgan Stanley	1,134,542	16,552,968
Northern Trust Corp.	179,958	8,281,667
PNC Financial Services Group Inc. (The)(b)	393,962	24,075,018
Regions Financial Corp.	1,054,085	7,115,074
State Street Corp.	363,999	16,248,915
SunTrust Banks Inc.	400,888	9,713,516
U.S. Bancorp	1,411,307	45,387,633
Wells Fargo & Co.	3,959,398	132,402,269
Zions Bancorp	137,592	2,672,037

		616,417,407
BEVERAGES—0.60%
Beam Inc.	117,245	7,326,640
Coca-Cola Enterprises Inc.	224,328	6,290,157
Constellation Brands Inc. Class A(a)(c)	113,550	3,072,663
Dr Pepper Snapple Group Inc.	76,056	3,327,450
Molson Coors Brewing Co. Class B NVS	117,429	4,886,221

		24,903,131
BUILDING MATERIALS—0.06%
Masco Corp.	184,197	2,554,812

		2,554,812
CHEMICALS—1.25%
Air Products and Chemicals Inc.	53,519	4,320,589
Airgas Inc.	13,883	1,166,311
Dow Chemical Co. (The)	890,612	28,054,278
E.I. du Pont de Nemours and Co.	223,373	11,295,973
Eastman Chemical Co.	53,155	2,677,417
Mosaic Co. (The)	82,404	4,512,443

		52,027,011
COAL—0.07%
Alpha Natural Resources Inc.(a)(c)	164,395	1,431,881
CONSOL Energy Inc.	47,489	1,436,067

		2,867,948
COMMERCIAL SERVICES—0.73%
Equifax Inc.	41,183	1,919,128
H&R Block Inc.	218,838	3,497,031
Iron Mountain Inc.	62,632	2,064,351
Moody’s Corp.	68,841	2,516,139
Paychex Inc.	118,111	3,709,866
Quanta Services Inc.(a)(c)	158,022	3,803,589
R.R. Donnelley & Sons Co.(c)	133,362	1,569,671
Robert Half International Inc.	69,018	1,971,844
SAIC Inc.	206,482	2,502,562
Total System Services Inc.	119,947	2,870,332
Western Union Co.	242,309	4,080,484

		30,504,997
COMPUTERS—2.00%
Accenture PLC Class A	120,146	7,219,573
Computer Sciences Corp.	115,855	2,875,521
Dell Inc.(a)	1,107,518	13,866,125
EMC Corp.(a)(c)	703,928	18,041,675
Hewlett-Packard Co.	1,473,215	29,626,354

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Lexmark International Inc. Class A	52,913	1,406,428
Seagate Technology PLC	203,037	5,021,105
Western Digital Corp.(a)	173,576	5,290,596

		83,347,377
COSMETICS & PERSONAL CARE—0.88%
Avon Products Inc.	321,777	5,216,005
Procter & Gamble Co. (The)	510,381	31,260,836

		36,476,841
DISTRIBUTION & WHOLESALE—0.11%
Fastenal Co.	63,976	2,578,872
Genuine Parts Co.	34,923	2,104,111

		4,682,983
DIVERSIFIED FINANCIAL SERVICES—2.14%
American Express Co.	298,387	17,369,107
Ameriprise Financial Inc.	163,142	8,525,801
Charles Schwab Corp. (The)	807,321	10,438,660
CME Group Inc.	49,516	13,275,735
Discover Financial Services	395,072	13,661,590
E*TRADE Financial Corp.(a)	189,724	1,525,381
Federated Investors Inc. Class B(c)	68,976	1,507,125
Invesco Ltd.	333,858	7,545,191
Legg Mason Inc.	92,937	2,450,749
NASDAQ OMX Group Inc. (The)	90,846	2,059,479
NYSE Euronext Inc.	189,205	4,839,864
SLM Corp.	363,741	5,714,371

		88,913,053
ELECTRIC—6.12%
AES Corp. (The)(a)	481,004	6,171,281
Ameren Corp.	181,035	6,071,914
American Electric Power Co. Inc.	360,811	14,396,359
CMS Energy Corp.	194,873	4,579,516
Consolidated Edison Inc.	102,740	6,389,401
Dominion Resources Inc.	127,808	6,901,632
DTE Energy Co.	126,607	7,511,593
Duke Energy Corp.(a)	1,337,000	30,831,220
Edison International	243,101	11,231,266
Entergy Corp.	131,966	8,959,172
Exelon Corp.	635,075	23,891,521
FirstEnergy Corp.	311,566	15,325,932
Integrys Energy Group Inc.	57,605	3,275,996
NextEra Energy Inc.	130,603	8,986,792
Northeast Utilities	234,009	9,081,889
NRG Energy Inc.(a)	170,136	2,953,561
Pepco Holdings Inc.	169,598	3,319,033
PG&E Corp.	314,620	14,242,847
Pinnacle West Capital Corp.	81,504	4,217,017
PPL Corp.	432,770	12,035,334
Progress Energy Inc.	90,442	5,441,895
Public Service Enterprise Group Inc.(c)	377,464	12,267,580
SCANA Corp.	86,648	4,145,240
Southern Co. (The)	265,739	12,303,716
TECO Energy Inc.	161,229	2,911,796
Wisconsin Energy Corp.	171,991	6,805,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Xcel Energy Inc.	363,336	10,322,376

		254,571,563
ELECTRICAL COMPONENTS & EQUIPMENT—0.24%
Emerson Electric Co.	158,219	7,369,841
Molex Inc.	102,588	2,455,957

		9,825,798
ELECTRONICS—1.31%
Agilent Technologies Inc.	77,936	3,058,209
FLIR Systems Inc.	26,464	516,048
Honeywell International Inc.	215,106	12,011,519
Jabil Circuit Inc.	135,282	2,750,283
PerkinElmer Inc.	84,800	2,187,840
TE Connectivity Ltd.	318,510	10,163,654
Thermo Fisher Scientific Inc.	109,512	5,684,768
Tyco International Ltd.	344,836	18,224,582

		54,596,903
ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.	51,761	2,553,888
Jacobs Engineering Group Inc.(a)(c)	95,907	3,631,039

		6,184,927
ENTERTAINMENT—0.08%
International Game Technology	218,924	3,448,053

		3,448,053
ENVIRONMENTAL CONTROL—0.43%
Republic Services Inc.	235,286	6,225,668
Waste Management Inc.	344,665	11,511,811

		17,737,479
FOOD—2.02%
Campbell Soup Co.	58,470	1,951,729
ConAgra Foods Inc.	309,141	8,016,026
Dean Foods Co.(a)	137,657	2,344,299
General Mills Inc.	159,014	6,128,399
H.J. Heinz Co.	57,360	3,119,237
Hormel Foods Corp.	56,434	1,716,722
J.M. Smucker Co. (The)	35,558	2,685,340
Kraft Foods Inc. Class A	607,629	23,466,632
Kroger Co. (The)	418,583	9,706,940
McCormick & Co. Inc. NVS	27,827	1,687,707
Safeway Inc.(c)	178,579	3,241,209
Sysco Corp.	436,375	13,008,339
Tyson Foods Inc. Class A	215,441	4,056,754
Whole Foods Market Inc.	30,315	2,889,626

		84,018,959
FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	326,145	9,428,852
MeadWestvaco Corp.	127,750	3,672,812

		13,101,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

GAS—0.66%
AGL Resources Inc.	87,531	3,391,826
CenterPoint Energy Inc.	318,439	6,582,134
NiSource Inc.	210,779	5,216,781
Sempra Energy	178,723	12,310,440

		27,501,181
HAND & MACHINE TOOLS—0.12%
Snap-on Inc.	20,071	1,249,420
Stanley Black & Decker Inc.	57,059	3,672,317

		4,921,737
HEALTH CARE - PRODUCTS—0.73%
Boston Scientific Corp.(a)(c)	1,066,678	6,048,064
CareFusion Corp.(a)	165,568	4,251,786
Covidien PLC	100,151	5,358,079
Hospira Inc.(a)(c)	122,939	4,300,406
Medtronic Inc.	271,753	10,524,994

		30,483,329
HEALTH CARE - SERVICES—0.74%
Aetna Inc.	119,330	4,626,424
Cigna Corp.	214,774	9,450,056
Coventry Health Care Inc.	107,052	3,403,183
Humana Inc.	50,837	3,936,818
Tenet Healthcare Corp.(a)(c)	306,351	1,605,279
WellPoint Inc.	120,972	7,716,804

		30,738,564
HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.	148,015	3,148,279

		3,148,279
HOME BUILDERS—0.22%
D.R. Horton Inc.	208,218	3,827,047
Lennar Corp. Class A(c)	121,259	3,748,115
PulteGroup Inc.(a)(c)	153,451	1,641,926

		9,217,088
HOME FURNISHINGS—0.13%
Harman International Industries Inc.	52,453	2,077,139
Whirlpool Corp.	57,416	3,511,562

		5,588,701
HOUSEHOLD PRODUCTS & WARES—0.10%
Avery Dennison Corp.	76,967	2,104,278
Clorox Co. (The)	29,085	2,107,499

		4,211,777
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	215,530	3,909,714

		3,909,714

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

INSURANCE—6.88%
ACE Ltd.	252,330	18,705,223
Allstate Corp. (The)	366,046	12,844,554
American International Group Inc.(a)	476,435	15,288,799
Aon PLC	80,126	3,748,294
Assurant Inc.	63,695	2,219,134
Berkshire Hathaway Inc. Class B(a)	1,310,309	109,188,049
Chubb Corp. (The)	86,372	6,289,609
Cincinnati Financial Corp.	121,241	4,615,645
Genworth Financial Inc. Class A(a)	367,141	2,078,018
Hartford Financial Services Group Inc. (The)	329,741	5,813,334
Lincoln National Corp.	212,586	4,649,256
Loews Corp.	228,013	9,328,012
Marsh & McLennan Companies Inc.	406,460	13,100,206
MetLife Inc.	791,247	24,409,970
Principal Financial Group Inc.	223,750	5,868,962
Progressive Corp. (The)	454,173	9,460,423
Prudential Financial Inc.	349,404	16,921,636
Torchmark Corp.	73,396	3,710,168
Travelers Companies Inc. (The)	138,895	8,867,057
Unum Group	213,278	4,080,008
XL Group PLC	232,709	4,896,197

		286,082,554
INTERNET—0.88%
eBay Inc.(a)	300,107	12,607,495
Expedia Inc.	24,603	1,182,666
Symantec Corp.(a)	317,433	4,637,696
TripAdvisor Inc.(a)(c)	27,596	1,233,265
VeriSign Inc.(a)	60,786	2,648,446
Yahoo! Inc.(a)(c)	907,904	14,372,121

		36,681,689
IRON & STEEL—0.33%
Allegheny Technologies Inc.	79,708	2,541,888
Nucor Corp.	236,584	8,966,534
United States Steel Corp.(c)	107,574	2,216,024

		13,724,446
LEISURE TIME—0.39%
Carnival Corp.	338,115	11,587,201
Harley-Davidson Inc.	101,158	4,625,955

		16,213,156
LODGING—0.33%
Marriott International Inc. Class A	118,585	4,648,532
Starwood Hotels & Resorts Worldwide Inc.	61,557	3,264,983
Wyndham Worldwide Corp.	108,808	5,738,534

		13,652,049
MACHINERY—0.54%
Caterpillar Inc.	170,093	14,442,597
Cummins Inc.	35,854	3,474,611
Flowserve Corp.	9,788	1,123,173
Xylem Inc.	137,836	3,469,332

		22,509,713

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

MANUFACTURING—5.36%
3M Co.	119,079	10,669,478
Cooper Industries PLC	47,259	3,222,119
Danaher Corp.	98,313	5,120,141
Dover Corp.	42,532	2,280,141
Eaton Corp.	251,551	9,968,966
General Electric Co.	7,894,593	164,523,318
Illinois Tool Works Inc.	138,930	7,348,008
Ingersoll-Rand PLC	222,522	9,385,978
Leggett & Platt Inc.	104,635	2,210,938
Parker Hannifin Corp.	39,441	3,032,224
Textron Inc.	208,950	5,196,586

		222,957,897
MEDIA—5.36%
Cablevision NY Group Class A	158,062	2,100,644
CBS Corp. Class B NVS	482,859	15,828,118
Comcast Corp. Class A	2,008,873	64,223,670
Gannett Co. Inc.	173,630	2,557,570
McGraw-Hill Companies Inc. (The)	87,242	3,925,890
News Corp. Class A NVS	1,569,677	34,988,100
Time Warner Cable Inc.	74,492	6,115,793
Time Warner Inc.	715,180	27,534,430
Walt Disney Co. (The)	1,331,738	64,589,293
Washington Post Co. (The) Class B(c)	3,570	1,334,538

		223,198,046
METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.	39,038	6,421,361

		6,421,361
MINING—0.85%
Alcoa Inc.	791,928	6,929,370
Freeport-McMoRan Copper & Gold Inc.	707,121	24,091,612
Titanium Metals Corp.	61,521	695,803
Vulcan Materials Co.	96,652	3,838,051

		35,554,836
OFFICE & BUSINESS EQUIPMENT—0.24%
Pitney Bowes Inc.(c)	149,264	2,234,482
Xerox Corp.	1,003,189	7,895,098

		10,129,580
OIL & GAS—9.56%
Anadarko Petroleum Corp.	190,092	12,584,090
Apache Corp.	87,250	7,668,402
Chesapeake Energy Corp.	493,379	9,176,849
Chevron Corp.	676,288	71,348,384
ConocoPhillips	942,193	52,649,745
Denbury Resources Inc.(a)(c)	291,608	4,406,197
Devon Energy Corp.	301,279	17,471,169
EQT Corp.	44,699	2,397,207
Exxon Mobil Corp.	1,254,310	107,331,307
Hess Corp.	226,478	9,840,469
Marathon Oil Corp.	525,440	13,435,501
Marathon Petroleum Corp.	254,231	11,420,057

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Murphy Oil Corp.	144,903	7,287,172
Nabors Industries Ltd.(a)(c)	215,390	3,101,616
Newfield Exploration Co.(a)	31,663	928,043
Noble Corp.(a)	188,606	6,135,353
Noble Energy Inc.	48,912	4,148,716
Occidental Petroleum Corp.	169,184	14,510,912
Phillips 66(a)	465,820	15,483,857
QEP Resources Inc.	132,693	3,976,809
Range Resources Corp.	33,918	2,098,507
Rowan Companies PLC(a)(c)	92,155	2,979,371
Sunoco Inc.	78,720	3,739,200
Tesoro Corp.(a)(c)	103,944	2,594,442
Valero Energy Corp.	412,521	9,962,382
WPX Energy Inc.(a)(c)	68,273	1,104,657

		397,780,414
OIL & GAS SERVICES—0.47%
Baker Hughes Inc.	130,774	5,374,811
Halliburton Co.	289,285	8,212,801
National Oilwell Varco Inc.	95,267	6,139,006

		19,726,618
PACKAGING & CONTAINERS—0.22%
Ball Corp.	51,345	2,107,712
Bemis Co. Inc.	77,010	2,413,493
Owens-Illinois Inc.(a)	122,844	2,354,920
Sealed Air Corp.	143,574	2,216,783

		9,092,908
PHARMACEUTICALS—5.60%
AmerisourceBergen Corp.	187,167	7,365,022
Bristol-Myers Squibb Co.	490,766	17,643,038
Cardinal Health Inc.	258,181	10,843,602
DENTSPLY International Inc.	42,441	1,604,694
Eli Lilly and Co.	228,591	9,808,840
Forest Laboratories Inc.(a)	198,277	6,937,712
McKesson Corp.	175,371	16,441,031
Merck & Co. Inc.	793,147	33,113,887
Patterson Companies Inc.	32,054	1,104,901
Pfizer Inc.	5,579,404	128,326,292

		233,189,019
PIPELINES—0.59%
Kinder Morgan Inc.	195,876	6,311,125
ONEOK Inc.	62,117	2,628,170
Spectra Energy Corp.	267,904	7,785,290
Williams Companies Inc. (The)	265,580	7,654,016

		24,378,601
REAL ESTATE—0.10%
CBRE Group Inc. Class A(a)	245,224	4,011,865

		4,011,865
REAL ESTATE INVESTMENT TRUSTS—1.94%
Apartment Investment and Management Co. Class A	61,360	1,658,561
AvalonBay Communities Inc.	22,066	3,121,898
Boston Properties Inc.(c)	51,129	5,540,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Equity Residential(c)	65,042	4,056,019
HCP Inc.	174,806	7,717,685
Health Care REIT Inc.	68,816	4,011,973
Host Hotels & Resorts Inc.(c)	534,945	8,462,830
Kimco Realty Corp.(c)	304,084	5,786,718
Plum Creek Timber Co. Inc.(c)	63,910	2,537,227
Prologis Inc.	216,229	7,185,289
Public Storage	30,808	4,448,983
Simon Property Group Inc.	76,786	11,952,509
Vornado Realty Trust	64,993	5,458,112
Weyerhaeuser Co.	401,056	8,967,612

		80,906,266
RETAIL—5.51%
Abercrombie & Fitch Co. Class A	61,248	2,091,007
AutoNation Inc.(a)(c)	31,566	1,113,649
Best Buy Co. Inc.	206,334	4,324,761
Big Lots Inc.(a)(c)	17,148	699,467
CarMax Inc.(a)(c)	169,645	4,400,591
Costco Wholesale Corp.	132,053	12,545,035
CVS Caremark Corp.	954,810	44,618,271
Darden Restaurants Inc.	28,769	1,456,575
GameStop Corp. Class A(c)	95,971	1,762,028
Gap Inc. (The)	248,230	6,791,573
Home Depot Inc. (The)	615,831	32,632,885
J.C. Penney Co. Inc.(c)	107,969	2,516,757
Kohl’s Corp.	62,259	2,832,162
Limited Brands Inc.	55,687	2,368,368
Lowe’s Companies Inc.	876,698	24,933,291
Macy’s Inc.	307,767	10,571,797
Nordstrom Inc.	29,876	1,484,538
Sears Holdings Corp.(a)(c)	28,612	1,708,136
Staples Inc.	515,126	6,722,394
Target Corp.	192,407	11,196,163
Urban Outfitters Inc.(a)	19,095	526,831
Wal-Mart Stores Inc.	475,699	33,165,734
Walgreen Co.	642,760	19,012,841

		229,474,854
SAVINGS & LOANS—0.13%
Hudson City Bancorp Inc.	394,184	2,510,952
People’s United Financial Inc.	264,066	3,065,806

		5,576,758
SEMICONDUCTORS—2.14%
Advanced Micro Devices Inc.(a)(c)	438,394	2,511,998
Analog Devices Inc.	86,786	3,269,229
Applied Materials Inc.	954,517	10,938,765
Intel Corp.	1,836,750	48,949,387
Linear Technology Corp.	59,873	1,875,821
LSI Corp.(a)	211,777	1,349,019
Micron Technology Inc.(a)(c)	733,148	4,626,164
NVIDIA Corp.(a)	314,927	4,352,291
Teradyne Inc.(a)(c)	51,527	724,470
Texas Instruments Inc.	367,168	10,534,050

		89,131,194
SOFTWARE—2.37%
Adobe Systems Inc.(a)(c)	199,386	6,454,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

Autodesk Inc.(a)(c)	87,702	3,068,693
BMC Software Inc.(a)(c)	29,729	1,268,834
CA Inc.	264,104	7,154,577
Electronic Arts Inc.(a)	122,301	1,510,417
Fidelity National Information Services Inc.	177,331	6,043,441
Microsoft Corp.	2,395,466	73,277,305

		98,777,392
TELECOMMUNICATIONS—8.03%
AT&T Inc.	4,368,533	155,781,887
CenturyLink Inc.	462,828	18,277,078
Cisco Systems Inc.	3,991,333	68,531,187
Corning Inc.	1,130,577	14,618,361
Frontier Communications Corp.(c)	743,462	2,847,459
Harris Corp.	85,068	3,560,096
JDS Uniphase Corp.(a)(c)	171,709	1,888,799
Juniper Networks Inc.(a)(c)	133,154	2,171,742
MetroPCS Communications Inc.(a)	219,402	1,327,382
Motorola Solutions Inc.	217,513	10,464,550
Sprint Nextel Corp.(a)	2,227,003	7,260,030
Verizon Communications Inc.	973,713	43,271,806
Windstream Corp.	437,930	4,230,404

		334,230,781
TEXTILES—0.08%
Cintas Corp.	82,377	3,180,576

		3,180,576
TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.	35,446	1,200,556
Mattel Inc.	139,385	4,521,649

		5,722,205
TRANSPORTATION—0.92%
CSX Corp.	410,973	9,189,356
Expeditors International of Washington Inc.	45,972	1,781,415
FedEx Corp.	234,957	21,524,411
Norfolk Southern Corp.	58,325	4,185,985
Ryder System Inc.	38,215	1,376,122

		38,057,289

TOTAL COMMON STOCKS
(Cost: $4,125,346,366)		4,154,647,379

SHORT-TERM INVESTMENTS—1.94%

MONEY MARKET FUNDS—1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(d)(e)	71,519,859	71,519,859
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	5,048,460	5,048,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(d)	4,237,760	4,237,760

		80,806,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,806,079)		80,806,079

TOTAL INVESTMENTS IN SECURITIES—101.78%
(Cost: $4,206,152,445)		4,235,453,458
Other Assets, Less Liabilities—(1.78)%		(74,053,678)

NET ASSETS—100.00%		$4,161,399,780

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.26%

CHINA—23.53%
China Construction Bank Corp. Class H	12,690,960	$8,654,954
China Life Insurance Co. Ltd. Class H	1,305,000	3,358,038
China Mobile Ltd.	922,500	10,079,075
China Petroleum & Chemical Corp. Class H	2,970,000	2,634,265
CNOOC Ltd.	2,835,000	5,628,445
Industrial and Commercial Bank of China Ltd. Class H	10,755,115	5,948,219
PetroChina Co. Ltd. Class H	3,690,000	4,733,300
Ping An Insurance (Group) Co. of China Ltd. Class H	315,000	2,505,592

		43,541,888
HONG KONG—16.69%
AIA Group Ltd.	1,422,000	4,858,029
BOC Hong Kong (Holdings) Ltd.	630,000	1,916,758
Cheung Kong (Holdings) Ltd.	251,000	3,061,114
CLP Holdings Ltd.(a)	337,500	2,860,778
Hang Seng Bank Ltd.(a)	126,000	1,721,833
Hong Kong and China Gas Co. Ltd. (The)	945,084	2,000,590
Hong Kong Exchanges and Clearing Ltd.(a)	189,000	2,680,212
Hutchison Whampoa Ltd.	405,000	3,472,092
Li & Fung Ltd.(a)	1,080,000	2,063,415
Power Assets Holdings Ltd.	202,500	1,516,756
Sun Hung Kai Properties Ltd.	270,000	3,172,744
Swire Pacific Ltd. Class A	135,000	1,561,136

		30,885,457
SINGAPORE—10.43%
DBS Group Holdings Ltd.	315,500	3,454,361
Jardine Matheson Holdings Ltd.	54,000	2,613,600
Keppel Corp. Ltd.	252,000	2,044,964
Oversea-Chinese Banking Corp. Ltd.	495,000	3,434,678
Singapore Telecommunications Ltd.	1,260,000	3,282,286
United Overseas Bank Ltd.	225,000	3,314,256
Wilmar International Ltd.(a)	405,000	1,154,129

		19,298,274
SOUTH KOREA—30.66%
Hyundai Heavy Industries Co. Ltd.	9,990	2,245,973
Hyundai Mobis Co. Ltd.(a)	13,320	3,192,334
Hyundai Motor Co.(a)	30,825	6,257,312
KB Financial Group Inc.	67,956	2,189,354
Kia Motors Corp.	47,385	3,090,461
KT&G Corp.	24,075	1,706,806
LG Electronics Inc.(a)	18,990	1,011,385
POSCO	12,420	3,941,738
Samsung C&T Corp.	27,450	1,567,408
Samsung Electronics Co. Ltd.	26,055	27,320,954
Shinhan Financial Group Co. Ltd.	83,708	2,901,478
SK Innovation Co. Ltd.	10,980	1,322,949

		56,748,152
TAIWAN—17.95%
Cathay Financial Holding Co. Ltd.(b)	1,215,904	1,190,068

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2012

China Steel Corp.	2,025,358	1,897,608
Chunghwa Telecom Co. Ltd.	675,551	2,124,872
Formosa Chemicals & Fibre Corp.	675,490	1,772,074
Formosa Plastics Corp.	810,030	2,162,971
Hon Hai Precision Industry Co. Ltd.	1,620,271	4,846,988
HTC Corp.	152,311	1,985,114
MediaTek Inc.	205,112	1,873,702
Nan Ya Plastics Corp.	1,080,010	1,929,815
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	4,590,343	12,487,699
United Microelectronics Corp.	2,205,430	951,984

		33,222,895

TOTAL COMMON STOCKS
(Cost: $160,122,857)		183,696,666

SHORT-TERM INVESTMENTS—6.26%

MONEY MARKET FUNDS—6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	10,652,820	10,652,820
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	751,963	751,963
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	172,011	172,011

		11,576,794

TOTAL SHORT—TERM INVESTMENTS
(Cost: $11,576,794)		11,576,794

TOTAL INVESTMENTS IN SECURITIES—105.52%
(Cost: $171,699,651)		195,273,460
Other Assets, Less Liabilities—(5.52)%		(10,210,675)

NET ASSETS—100.00%		$185,062,785

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS —99.21%

AUSTRALIA—15.82%
Abacus Property Group	67,360	$140,857
ALE Property Group	43,680	95,817
Aspen Group Ltd.	162,040	65,609
Astro Japan Property Trust	15,560	45,935
Australand Property Group	29,640	75,045
BGP Holdings PLC(a)(b)	1,986,852	252
Bunnings Warehouse Property Trust	103,840	198,513
Centro Retail Australia	340,560	691,200
CFS Retail Property Trust	607,960	1,208,988
Challenger Diversified Property Group	126,480	71,307
Charter Hall Group	62,280	144,917
Charter Hall Retail REIT	65,160	221,082
Commonwealth Property Office Fund	610,280	634,951
Cromwell Group	221,960	155,851
Dexus Property Group	1,253,040	1,194,519
FKP Property Group	179,680	69,989
Goodman Group	354,720	1,334,433
GPT Group	431,600	1,455,534
Investa Office Fund	160,920	447,017
Lend Lease Group	134,840	995,168
Mirvac Group	884,520	1,156,014
Peet Ltd.	45,200	31,043
Stockland Corp. Ltd.	573,280	1,809,933
Sunland Group Ltd.(a)	52,400	49,953
Westfield Group	538,040	5,239,421
Westfield Retail Trust	725,360	2,119,062

		19,652,410
AUSTRIA—1.33%
Atrium European Real Estate Ltd.	49,880	234,147
CA Immobilien Anlagen AG(a)	20,640	206,324
conwert Immobilien Invest SE	18,000	197,934
IMMOEAST AG Escrow(a)(b)	100,152	13
IMMOFINANZ AG(a)	293,120	931,820
IMMOFINANZ AG Escrow(a)(b)	112,716	14
S IMMO AG	14,840	80,585

		1,650,837
BELGIUM—0.76%
Aedifica	1,800	110,788
Befimmo SCA	3,720	212,014
Cofinimmo SA	3,920	437,672
Intervest Offices & Warehouses SA	1,880	46,285
Warehouses De Pauw SCA	2,480	132,373

		939,132
CANADA—5.51%
Allied Properties Real Estate Investment Trust	6,800	193,438
Artis Real Estate Investment Trust	13,160	211,706
Boardwalk Real Estate Investment Trust	6,680	384,045
Brookfield Office Properties Canada	3,560	95,788
Brookfield Office Properties Inc.	56,160	981,678
Calloway Real Estate Investment Trust	13,400	368,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

Canadian Apartment Properties Real Estate Investment Trust	11,600	270,585
Canadian Real Estate Investment Trust	8,760	349,386
Chartwell Seniors Housing Real Estate Investment Trust	19,080	181,545
Cominar Real Estate Investment Trust	14,160	333,356
Crombie Real Estate Investment Trust	5,280	76,135
Dundee International Real Estate Investment Trust	8,000	78,003
Dundee Real Estate Investment Trust	12,120	454,032
First Capital Realty Inc.	18,200	327,598
H&R Real Estate Investment Trust	23,160	556,594
InnVest Real Estate Investment Trust	12,120	55,877
Killam Properties Inc.	12,320	158,675
Mainstreet Equity Corp.(a)	1,640	44,047
Melcor Developments Ltd.	3,520	53,519
Morguard Corp.	1,440	127,127
Morguard Real Estate Investment Trust	7,200	120,065
Northern Property Real Estate Investment Trust	4,016	129,724
NorthWest Healthcare Properties Real Estate Investment Trust	5,080	65,278
Primaris Retail Real Estate Investment Trust	10,880	251,442
RioCan Real Estate Investment Trust	36,240	984,696

		6,852,381
DENMARK—0.06%
Jeudan A/S	560	42,061
TK Development A/S(a)	12,120	28,964

		71,025
FINLAND—0.34%
Citycon OYJ	37,360	105,728
Sponda OYJ	62,200	232,858
Technopolis OYJ	19,600	80,590

		419,176
FRANCE—6.14%
Altarea	280	36,244
ANF Immobilier	3,120	131,651
Fonciere des Regions	10,400	747,542
Gecina SA	6,760	602,659
Icade	5,960	450,787
Klepierre	24,920	819,080
Mercialys	11,960	222,963
Societe de la Tour Eiffel	1,480	74,132
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,240	212,433
Unibail-Rodamco SE	23,520	4,330,953

		7,628,444
GERMANY—1.76%
Alstria Office REIT AG	15,520	164,459
Colonia Real Estate AG(a)(c)	6,320	21,896
Deutsche EuroShop AG	11,520	408,833
Deutsche Wohnen AG Bearer	37,520	632,086
DIC Asset AG	7,960	68,691
GAGFAH SA(a)	19,680	188,211
GSW Immobilien AG(a)	7,960	272,542
Hamborner REIT AG	7,640	67,287
IVG Immobilien AG(a)	35,160	69,874
PATRIZIA Immobilien AG(a)	8,080	45,117
Prime Office REIT AG	8,920	36,790
TAG Immobilien AG	22,680	213,563

		2,189,349

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

HONG KONG —19.03%
Champion REIT	680,000	281,403
Cheung Kong (Holdings) Ltd.	360,000	4,390,442
Chinese Estates Holdings Ltd.(c)	140,000	161,715
CSI Properties Ltd.	1,280,000	56,105
Emperor International Holdings Ltd.	283,000	53,631
Far East Consortium International Ltd.(c)	280,000	51,619
Fortune REIT(c)	280,000	167,491
Fragrance Group Ltd.	160,000	61,888
Great Eagle Holdings Ltd.	80,000	204,000
Hang Lung Group Ltd.(c)	200,000	1,226,013
Hang Lung Properties Ltd.	520,000	1,756,383
Henderson Land Development Co. Ltd.	240,929	1,324,716
HKR International Ltd.(c)	192,000	70,544
Hongkong Land Holdings Ltd.(c)	280,000	1,598,800
Hopson Development Holdings Ltd.(a)(c)	160,000	93,853
Hysan Development Co. Ltd.	160,000	604,369
K. Wah International Holdings Ltd.(c)	280,000	109,013
Kerry Properties Ltd.	200,000	852,150
Kowloon Development Co. Ltd.	80,000	80,754
Lai Fung Holdings Ltd.	2,673,000	47,555
Lai Sun Development Co. Ltd.(a)	3,120,000	45,451
Link REIT (The)	580,000	2,366,553
New World China Land Ltd.	801,999	325,686
Prosperity REIT	280,000	63,892
Regal REIT	240,000	55,693
Shanghai Industrial Urban Development Group Ltd.(a)(c)	400,000	77,351
Shui On Land Ltd.(c)	680,000	275,266
Silver Grant International Industries Ltd.(c)	400,000	73,741
Sino Land Co. Ltd.	880,000	1,318,267
Sinolink Worldwide Holdings Ltd.(a)	480,000	30,940
SRE Group Ltd.(a)	722,000	31,182
Sun Hung Kai Properties Ltd.	390,000	4,582,853
Sunlight REIT(c)	320,000	107,673
TAI Cheung Holdings Ltd.	80,000	54,558
Tian An China Investments Co. Ltd.	265,200	146,330
Tomson Group Ltd.(c)	160,953	34,030
Wheelock and Co. Ltd.	200,000	752,883
Yuexiu Real Estate Investment Trust	200,000	95,915
Zhuguang Holdings Group Co. Ltd.(a)	240,000	17,636

		23,648,344
ISRAEL—0.63%
Africa Israel Properties Ltd.(a)	2,760	19,475
Airport City Ltd.(a)	8,200	35,552
AL-ROV (Israel) Ltd.(a)	880	16,025
Alony Hetz Properties & Investments Ltd.	17,440	70,481
Amot Investments Ltd.	25,320	54,144
Azrieli Group Ltd.	8,200	179,650
Elbit Imaging Ltd.(a)	3,320	6,964
Gazit Globe Ltd.	17,560	166,784
Industrial Buildings Corp. Ltd.(a)	19,960	22,636
Jerusalem Economy Ltd.(a)	4,440	20,580
Melisron Ltd.	3,610	60,313
Nitsba Holdings (1995) Ltd.(a)	6,600	46,859
Norstar Holdings Inc.	2,800	46,997
REIT 1 Ltd.	23,240	41,369

		787,829
ITALY—0.13%
Beni Stabili SpA	218,640	94,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

Immobiliare Grande Distribuzione SpA	42,201	34,516
Prelios SpA(a)	169,600	27,119

		156,528
JAPAN—23.47%
Able & Partners Inc.	4,000	28,876
Advance Residence Investment Corp.	280	543,577
AEON Mall Co. Ltd.	20,000	422,860
DA Office Investment Corp.	40	105,327
Daibiru Corp.	12,000	91,139
Daito Trust Construction Co. Ltd.	20,000	1,892,468
Daiwa House Industry Co. Ltd.	120,000	1,694,949
Daiwahouse Residential Investment Corp.	40	279,233
Frontier Real Estate Investment Corp.	40	320,842
Fukuoka REIT Corp.	40	275,222
Global One Real Estate Investment Corp. Ltd.	40	259,180
Heiwa Real Estate Co. Ltd.	40,000	92,743
Heiwa Real Estate REIT Inc.	120	69,783
Hulic Co. Ltd.	20,500	336,828
Iida Home Max Co. Ltd.	4,000	36,095
Industrial & Infrastructure Fund Investment Corp.	40	258,178
Japan Excellent Inc.	40	199,022
Japan Hotel Real Estate Investment Corp.	440	117,183
Japan Logistics Fund Inc.	40	354,430
Japan Prime Realty Investment Corp.	160	449,580
Japan Real Estate Investment Corp.	120	1,099,386
Japan Rental Housing Investments Inc.	200	95,375
Japan Retail Fund Investment Corp.	480	760,998
Kenedix Realty Investment Corp.	80	257,977
Leopalace21 Corp.(a)	40,000	132,849
MID REIT Inc.	40	101,115
Mitsubishi Estate Co. Ltd.	320,000	5,686,928
Mitsui Fudosan Co. Ltd.	200,000	3,835,067
Mori Hills REIT Investment Corp.	40	172,453
MORI TRUST Sogo REIT Inc.	40	350,420
Nippon Accommodations Fund Inc.	40	259,180
Nippon Building Fund Inc.	141	1,362,464
Nomura Real Estate Holdings Inc.	24,000	435,243
Nomura Real Estate Office Fund Inc.	80	450,683
Nomura Real Estate Residential Fund Inc.	40	205,038
NTT Urban Development Corp.	280	224,590
ORIX JREIT Inc.	80	358,942
Premier Investment Corp.	40	140,318
Sekisui House SI Investment Corp.	40	169,695
Shoei Co. Ltd.(a)(c)	8,000	43,815
Starts Proceed Investment Corp.	40	55,746
Sumitomo Realty & Development Co. Ltd.	120,000	2,919,163
Takara Leben Co. Ltd.	8,000	68,380
TOC Co. Ltd.	20,000	114,300
Tokyo Tatemono Co. Ltd.(a)	98,000	364,783
Tokyo Theatres Co. Inc.	40,000	56,649
Tokyu Land Corp.	120,000	589,548
TOKYU REIT Inc.	40	196,015
Top REIT Inc.	40	223,336
United Urban Investment Corp.	560	602,883

		29,160,854
NETHERLANDS—1.65%
Corio NV	23,960	1,052,975
Eurocommercial Properties NV	9,480	327,834
Nieuwe Steen Investments NV	13,865	118,311
VastNed Retail NV	4,960	193,461

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

Wereldhave NV	5,640	361,952

		2,054,533
NEW ZEALAND—0.63%
AMP NZ Office Trust	216,280	162,536
Argosy Property Ltd.	119,200	83,831
DNZ Property Fund Ltd.	63,720	75,798
Goodman Property Trust	218,120	174,437
Kiwi Income Property Trust	259,720	218,144
Vital Healthcare Property Trust	74,040	72,007

		786,753
NORWAY—0.23%
Norwegian Property ASA	127,840	174,842
Olav Thon Eiendomsselskap ASA	760	109,951

		284,793
SINGAPORE—9.26%
AIMS AMP Capital Industrial REIT	105,200	99,653
Ascendas India Trust	160,000	95,990
Ascendas REIT	440,935	748,350
Ascott Residence Trust	160,800	137,723
Bukit Sembawang Estates Ltd.	40,000	147,774
Cache Logistics Trust	160,000	132,618
Cambridge Industrial Trust	320,440	144,183
CapitaCommercial Trust	520,000	519,261
CapitaLand Ltd.	680,000	1,449,321
CapitaMall Trust Management Ltd.	720,000	1,085,570
CapitaMalls Asia Ltd.	280,000	345,911
CapitaRetail China Trust	80,000	82,728
CDL Hospitality Trusts	160,000	246,290
City Developments Ltd.	120,000	1,060,941
First REIT	120,000	86,675
Frasers Centrepoint Trust(c)	120,000	157,720
Frasers Commercial Trust	128,600	101,516
Global Logistic Properties Ltd.(a)	600,000	989,896
GuocoLand Ltd.(c)	80,000	102,621
Ho Bee Investment Ltd.	80,000	73,571
K-REIT Asia	160,100	134,596
Keppel Land Ltd.(c)	200,000	508,368
Lippo Malls Indonesia Retail Trust	360,000	113,672
Mapletree Commercial Trust(c)	280,000	216,609
Mapletree Industrial Trust(c)	280,640	268,057
Mapletree Logistics Trust(c)	400,040	309,472
Orchard Parade Holdings Ltd.	40,000	64,099
Parkway Life REIT	80,000	118,724
Perennial China Retail Trust	160,000	59,362
Roxy Pacific Hldgs Ltd.	120,000	39,785
Saizen REIT	360,000	41,206
Sinarmas Land Ltd.	320,000	75,782
Starhill Global REIT	360,000	188,980
Suntec REIT	600,000	639,406
Treasury China Trust	40,000	51,626
United Industrial Corp. Ltd.(c)	82,000	165,709
UOL Group Ltd.	120,000	467,004
Wheelock Properties Ltd.	80,000	108,620
Wing Tai Holdings Ltd.	120,000	126,460

		11,505,849

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

SPAIN—0.03%
Inmobiliaria Colonial SA(a)	18,920	20,409
Realia Business SA(a)	21,360	13,418

		33,827
SWEDEN—1.68%
Castellum AB	44,360	536,634
Fabege AB	34,240	268,368
Fastighets AB Balder Class B(a)	15,040	68,201
HEBA Fastighets AB	7,840	71,274
Hufvudstaden AB Class A	30,560	327,631
Klovern AB	20,680	67,711
Kungsleden AB	35,920	182,139
Sagax AB(a)	1,960	51,255
Wallenstam AB Class B	29,680	288,312
Wihlborgs Fastigheter AB	17,320	232,735

		2,094,260
SWITZERLAND—2.20%
Allreal Holding AG Registered(a)	2,160	315,385
Intershop Holdings AG Bearer	280	96,440
Mobimo Holding AG Registered(a)	1,600	370,375
PSP Swiss Property AG Registered(a)	9,040	798,939
Swiss Prime Site AG Registered(a)	13,800	1,154,009

		2,735,148
UNITED KINGDOM—8.55%
Big Yellow Group PLC	30,000	136,455
British Land Co. PLC	229,640	1,838,713
Capital & Counties Properties PLC	143,000	470,108
Capital Shopping Centres Group PLC	150,680	760,996
CLS Holdings PLC(a)(c)	4,720	49,601
Derwent London PLC	21,200	616,144
Development Securities PLC	31,280	69,299
Grainger PLC	106,880	152,549
Great Portland Estates PLC	81,480	502,755
Hammerson PLC	184,200	1,279,576
Hansteen Holdings PLC	166,560	188,094
Helical Bar PLC	26,760	77,438
Land Securities Group PLC	200,680	2,324,477
London & Stamford Property PLC	138,600	242,821
Metric Property Investments PLC	51,680	69,304
Primary Health Properties PLC	18,400	92,350
Raven Russia Ltd.	145,640	131,575
Safestore Holdings PLC	40,680	64,921
Schroder REIT Ltd.	96,520	49,201
SEGRO PLC	191,560	652,883
Shaftesbury PLC	65,520	528,725
St. Modwen Properties PLC	38,240	101,062
UNITE Group PLC	41,200	124,717
Workspace Group PLC	28,520	104,450

		10,628,214

TOTAL COMMON STOCKS (Cost: $136,562,498)		123,279,686

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2012

WARRANTS—0.00%
NETHERLANDS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(b)	5,460	1

		1

TOTAL WARRANTS
(Cost: $0)		1
SHORT-TERM INVESTMENTS—2.65%

MONEY MARKET FUNDS—2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	3,040,831	3,040,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	214,647	214,647
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	33,266	33,266

		3,288,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,288,744)		3,288,744

TOTAL INVESTMENTS IN SECURITIES—101.86%
(Cost: $139,851,242)		126,568,431
Other Assets, Less Liabilities—(1.86)%		(2,307,754)

NET ASSETS—100.00%		$124,260,677

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS —91.53%

BRAZIL—25.66%
CCR SA	1,428,200	$11,554,661
Centrais Eletricas Brasileiras SA SP ADR	210,900	1,482,627
CPFL Energia SA SP ADR	99,456	2,485,406
LLX Logistica SA(a)	599,400	656,283
OSX Brasil SA(a)	66,600	296,961
Ultrapar Participacoes SA SP ADR	606,430	13,753,832

		30,229,770
CHILE—7.11%
Empresa Nacional de Electricidad SA SP ADR	87,616	4,471,044
Enersis SA SP ADR	208,754	3,903,700

		8,374,744
CHINA—25.18%
Beijing Capital International Airport Co. Ltd. Class H	4,588,000	2,779,943
China Merchants Holdings (International) Co. Ltd.(b)	2,668,000	8,065,722
China Oilfield Services Ltd. Class H(b)	2,516,000	3,593,892
China Resources Power Holdings Co. Ltd.	1,480,000	3,033,706
COSCO Pacific Ltd.	3,700,000	5,008,476
Huaneng Power International Inc. Class H SP ADR	77,626	2,313,255
Jiangsu Expressway Co. Ltd. Class H	2,812,000	2,624,632
Zhejiang Expressway Co. Ltd. Class H	3,404,000	2,242,462

		29,662,088
CZECH REPUBLIC—3.96%
CEZ AS	134,754	4,667,637

		4,667,637
INDONESIA—5.03%
PT Jasa Marga (Persero) Tbk	4,514,000	2,595,220
PT Perusahaan Gas Negara (Persero) Tbk	8,880,000	3,332,659

		5,927,879
MALAYSIA—3.36%
Tenaga Nasional Bhd	1,864,800	3,958,039

		3,958,039
MEXICO—6.23%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	71,119	2,806,356
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	58,090	4,535,086

		7,341,442
PHILIPPINES—2.57%
International Container Terminal Services Inc.	1,739,000	3,033,500

		3,033,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2012

RUSSIA—6.31%
Eurasia Drilling Co. Ltd. SP GDR(b)(c)	62,900	1,603,950
RusHydro OJSC SP ADR(a)	1,300,846	3,107,721
TMK OAO SP GDR(c)	227,402	2,728,824

		7,440,495
SOUTH KOREA—4.15%
Korea Electric Power Corp. SP ADR(a)	437,266	4,888,634

		4,888,634
TURKEY—1.97%
TAV Havalimanlari Holding AS	432,530	2,324,427

		2,324,427

TOTAL COMMON STOCKS
(Cost: $110,648,462)		107,848,655

PREFERRED STOCKS—6.88%

BRAZIL—6.88%
Companhia Energetica de Minas Gerais SP ADR	439,856	8,102,147

		8,102,147

TOTAL PREFERRED STOCKS
(Cost: $6,137,553)		8,102,147

SHORT-TERM INVESTMENTS—3.18%

MONEY MARKET FUNDS—3.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	3,454,637	3,454,637
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	243,857	243,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	43,669	43,669

		3,742,163

TOTAL SHORT—TERM INVESTMENTS
(Cost: $3,742,163)		3,742,163

TOTAL INVESTMENTS IN SECURITIES—101.59%
(Cost: $120,528,178)		119,692,965
Other Assets, Less Liabilities—(1.59)%		(1,871,052)

NET ASSETS—100.00%		$117,821,913

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2012

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS —98.65%
AUSTRIA—0.25%
Erste Group Bank AG(a)	36,120	$685,050
OMV AG	22,446	705,576
Telekom Austria AG	33,540	330,254
voestalpine AG	16,254	430,179

		2,151,059
BELGIUM—1.76%
Ageas	353,460	699,751
Anheuser-Busch InBev NV	116,100	9,031,740
Belgacom SA	22,446	639,633
Colruyt SA	11,352	507,028
Delhaize Group SA	14,706	538,977
Groupe Bruxelles Lambert SA	11,352	770,735
KBC Groep NV	28,896	611,113
Solvay SA	8,514	840,389
UCB SA	16,770	847,874
Umicore	17,544	809,750

		15,296,990
DENMARK—1.56%
A.P. Moeller-Maersk A/S Class B	198	1,299,225
Carlsberg A/S Class B	15,222	1,198,386
Danske Bank A/S(a)	103,716	1,441,139
Novo Nordisk A/S Class B	58,566	8,482,683
Novozymes A/S Class B	34,314	889,158
Vestas Wind Systems A/S(a)	30,186	167,053

		13,477,644
FINLAND—1.00%
Fortum OYJ	62,436	1,186,139
Kone OYJ Class B	29,670	1,793,399
Metso OYJ	19,608	674,592
Nokia OYJ	536,124	1,102,196
Sampo OYJ Class A	68,886	1,785,112
Stora Enso OYJ Class R	86,946	534,040
UPM-Kymmene OYJ	76,110	859,628
Wartsila OYJ Abp	23,478	768,407

		8,703,513
FRANCE—14.17%
Accor SA	23,478	735,335
Alcatel-Lucent(a)(b)	340,818	562,702
ALSTOM	28,896	914,195
ArcelorMittal	132,354	2,034,042
AXA	269,352	3,582,286
BNP Paribas SA	153,510	5,909,618
Bouygues SA	25,026	673,296
Cap Gemini SA	22,709	835,747
Carrefour SA	86,688	1,600,116
Casino Guichard-Perrachon SA	7,998	703,487
Christian Dior SA	7,998	1,098,723
Compagnie de Saint-Gobain	63,984	2,362,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

Compagnie Generale des Etablissements Michelin Class B	25,800	1,685,532
Credit Agricole SA(a)	155,574	685,284
Danone SA	93,138	5,793,415
Dassault Systemes SA	9,288	871,290
Edenred SA	25,284	716,976
Electricite de France SA	41,796	930,873
Essilor International SA	30,702	2,855,942
European Aeronautic Defence and Space Co. NV	58,308	2,067,442
France Telecom SA	277,608	3,655,096
GDF Suez	206,916	4,924,815
Gemalto NV	12,900	926,421
Hermes International	2,322	713,846
L’Air Liquide SA	44,634	5,100,682
L’Oreal SA	34,056	3,986,499
Lafarge SA(b)	26,574	1,185,558
Lagardere SCA	19,350	539,989
LVMH Moet Hennessy Louis Vuitton SA	38,184	5,807,620
Pernod Ricard SA	25,026	2,676,034
PPR SA	10,836	1,543,598
PSA Peugeot Citroen SA(a)	34,314	337,614
Publicis Groupe SA	21,156	967,871
Renault SA	29,670	1,183,801
Safran SA	31,734	1,175,943
Sanofi	163,572	12,400,892
Schneider Electric SA	78,948	4,381,263
SES SA Class A FDR	39,732	939,864
Societe Generale(a)	111,456	2,603,970
Sodexo	13,932	1,085,577
STMicroelectronics NV	93,912	515,330
Suez Environnement SA	42,054	451,766
Technip SA	16,000	1,663,978
Thales SA	13,674	451,525
Total SA	338,496	15,249,677
Unibail-Rodamco SE	13,158	2,422,903
Valeo SA	11,352	468,059
Vallourec SA	17,544	716,240
Veolia Environnement	74,046	938,177
Vinci SA	81,270	3,793,847
Vivendi SA	184,986	3,434,487

		122,862,131
GERMANY—11.72%
Adidas AG	29,928	2,144,358
Allianz SE Registered	65,274	6,553,154
BASF SE	132,354	9,187,622
Bayer AG Registered	119,196	8,588,866
Bayerische Motoren Werke AG	46,182	3,336,512
Beiersdorf AG	14,448	937,847
Commerzbank AG(a)	598,560	1,014,829
Continental AG	11,868	988,308
Daimler AG Registered	153,252	6,874,053
Deutsche Bank AG Registered	133,386	4,824,295
Deutsche Boerse AG	27,606	1,489,970
Deutsche Lufthansa AG Registered	32,782	379,119
Deutsche Post AG Registered	120,744	2,136,029
Deutsche Telekom AG Registered	423,636	4,652,523
E.ON AG	287,412	6,200,584
Fresenius Medical Care AG & Co. KGaA	29,928	2,120,431
Fresenius SE & Co. KGaA	18,060	1,874,319
GEA Group AG	26,058	693,455
HeidelbergCement AG	20,124	964,456
Hochtief AG(a)	4,386	212,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

Infineon Technologies AG	156,348	1,057,940
K+S AG Registered	27,090	1,237,628
Lanxess AG	12,126	765,116
Linde AG	24,510	3,814,957
MAN SE	5,418	553,770
Merck KGaA	9,288	927,868
METRO AG	18,318	534,785
Muenchener Rueckversicherungs-Gesellschaft AG Registered	23,220	3,275,295
Puma AG	516	149,138
QIAGEN NV(a)(b)	33,024	552,572
RWE AG	70,176	2,865,404
Salzgitter AG	5,676	233,201
SAP AG	129,516	7,650,242
Siemens AG Registered	132,096	11,087,474
ThyssenKrupp AG	55,728	907,712
Volkswagen AG	5,160	778,265

		101,564,442
GREECE—0.05%
National Bank of Greece SA(a)	52,390	93,080
National Bank of Greece SA SP ADR(a)(b)	84,902	145,183
OPAP SA	32,890	206,608

		444,871
IRELAND—0.51%
CRH PLC	104,748	2,008,579
Elan Corp. PLC(a)	70,434	1,027,919
Irish Bank Resolution Corp. Ltd.(a)(c)	211,770	27
Kerry Group PLC Class A	19,616	861,322
Ryanair Holdings PLC SP ADR(a)	17,465	530,936

		4,428,783
ITALY—3.67%
Assicurazioni Generali SpA	193,242	2,614,192
Atlantia SpA	47,472	605,456
Banca Monte dei Paschi di Siena SpA(a)	1,004,652	250,146
Banco Popolare SpA(a)	256,710	344,673
Enel SpA	927,510	2,992,078
Eni SpA	423,636	9,021,184
Fiat Industrial SpA	119,454	1,173,331
Fiat SpA(a)	127,968	644,394
Finmeccanica SpA(a)	55,738	224,935
Intesa Sanpaolo SpA	2,002,080	2,840,547
Luxottica Group SpA	21,479	752,864
Mediaset SpA	103,200	180,602
Mediobanca SpA	70,711	311,742
Pirelli & C. SpA	31,992	336,772
Saipem SpA	36,120	1,603,875
Snam SpA	254,904	1,138,670
Telecom Italia SpA	1,392,426	1,379,189
Tenaris SA	67,080	1,173,913
Terna SpA	187,566	676,959
UniCredit SpA(a)	829,728	3,137,840
Unione di Banche Italiane ScpA	131,212	427,943

		31,831,305
NETHERLANDS—3.62%
AEGON NV	246,648	1,140,604
Akzo Nobel NV	33,540	1,576,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

ASML Holding NV	61,920	3,148,291
Heineken NV	41,280	2,155,438
ING Groep NV CVA(a)	549,540	3,672,475
Koninklijke Ahold NV	158,154	1,961,694
Koninklijke DSM NV	26,058	1,283,074
Koninklijke KPN NV(b)	205,368	1,969,262
Koninklijke Philips Electronics NV	151,704	2,997,536
PostNL NV	59,370	244,866
Randstad Holding NV	15,222	447,683
Reed Elsevier NV	103,200	1,180,265
TNT Express NV	55,256	647,863
Unilever NV CVA	247,164	8,276,011
Wolters Kluwer NV	43,344	689,221

		31,390,851
NORWAY—1.36%
DNB ASA	130,290	1,292,062
Norsk Hydro ASA	130,806	587,526
Orkla ASA	116,100	840,997
Seadrill Ltd.	48,504	1,722,480
Statoil ASA	152,220	3,620,841
Subsea 7 SA	41,022	808,094
Telenor ASA	106,038	1,764,193
Veripos Inc.(a)(c)	4,102	1,292
Yara International ASA	26,316	1,145,704

		11,783,189
PORTUGAL—0.27%
Banco Espirito Santo SA Registered(a)	365,075	249,254
CIMPOR-Cimentos de Portugal SGPS SA(a)	26,316	102,861
Energias de Portugal SA	384,162	908,739
Galp Energia SGPS SA Class B	39,990	507,493
Portugal Telecom SGPS SA Registered	130,290	571,265

		2,339,612
SPAIN—4.16%
Abertis Infraestructuras SA	50,052	676,154
Abertis Infraestructuras SA New(a)	2,605	35,191
Acciona SA	4,644	277,582
Acerinox SA	15,480	173,229
Actividades de Construcciones y Servicios SA(b)	22,962	492,173
Amadeus IT Holding SA Class A	44,634	945,934
Banco Bilbao Vizcaya Argentaria SA	738,396	5,274,719
Banco de Sabadell SA	295,410	574,707
Banco Popular Espanol SA(b)	192,468	435,501
Banco Santander SA	1,357,854	8,996,747
Distribuidora Internacional de Alimentacion SA(a)	86,946	409,357
Enagas SA	27,348	498,725
Ferrovial SA	58,308	657,600
Gas Natural SDG SA	50,568	648,472
Iberdrola SA	532,512	2,513,242
Industria de Diseno Textil SA	30,186	3,123,214
International Consolidated Airlines Group SA London(a)	112,656	281,829
Red Electrica Corporacion SA	15,738	687,247
Repsol YPF SA	117,648	1,887,167
Telefonica SA	570,438	7,506,992

		36,095,782

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

SWEDEN—4.69%
Alfa Laval AB	45,408	777,588
Assa Abloy AB Class B	45,666	1,274,234
Atlas Copco AB Class A	91,332	1,963,617
Atlas Copco AB Class B	57,534	1,095,267
Boliden AB	39,216	545,424
Electrolux AB Class B	37,668	747,641
Hennes & Mauritz AB Class B	137,514	4,928,860
Holmen AB Class B	7,998	217,609
Investor AB Class B	65,274	1,245,449
Millicom International Cellular SA SDR	10,320	973,331
Nordea Bank AB	377,970	3,252,697
Sandvik AB	160,992	2,060,681
Scania AB Class B	44,892	768,102
Securitas AB Class B	40,248	312,542
Skandinaviska Enskilda Banken AB Class A	241,746	1,567,650
Skanska AB Class B	60,114	920,557
SKF AB Class B	58,308	1,148,015
SSAB AB Class A	27,090	224,102
Svenska Cellulosa AB Class B	87,720	1,315,342
Svenska Handelsbanken AB Class A	69,144	2,270,941
Swedbank AB Class A	135,450	2,131,124
Swedish Match AB	30,186	1,218,828
Tele2 AB Class B	43,860	678,640
Telefonaktiebolaget LM Ericsson Class B	431,892	3,945,119
TeliaSonera AB	304,440	1,945,974
Volvo AB Class A	66,822	767,218
Volvo AB Class B	205,368	2,343,059

		40,639,611
SWITZERLAND—13.24%
ABB Ltd. Registered(a)	334,368	5,457,988
Actelion Ltd. Registered(a)	14,964	615,002
Adecco SA Registered(a)	19,866	881,534
Baloise Holding AG Registered	6,966	459,984
Clariant AG Registered(a)	39,218	386,379
Compagnie Financiere Richemont SA Class A Bearer	82,302	4,508,567
Credit Suisse Group AG Registered	152,994	2,789,938
GAM Holding AG(a)	28,896	322,084
Geberit AG Registered(a)	5,676	1,119,608
Givaudan SA Registered(a)	1,226	1,203,980
Holcim Ltd. Registered(a)	38,442	2,126,190
Julius Baer Group Ltd.(a)	28,122	1,017,918
Kuehne & Nagel International AG Registered	7,740	819,385
Lonza Group AG Registered(a)	7,740	322,030
Nestle SA Registered	474,204	28,331,998
Nobel Biocare Holding AG Registered(a)	18,321	189,501
Novartis AG Registered	389,064	21,744,834
Roche Holding AG Bearer	3,870	697,949
Roche Holding AG Genusschein	100,878	17,436,493
SGS SA Registered	774	1,451,506
Swatch Group AG (The) Bearer	4,644	1,832,577
Swiss Life Holding AG Registered(a)	4,644	436,924
Swiss Re AG(a)	53,148	3,343,860
Swisscom AG Registered	3,354	1,350,813
Syngenta AG Registered	13,674	4,670,686
UBS AG Registered(a)	549,540	6,415,655
Zurich Insurance Group AG(a)	21,414	4,830,311

		114,763,694

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

UNITED KINGDOM—36.62%
3i Group PLC	139,578	431,494
Aegis Group PLC	123,698	312,945
Aggreko PLC	38,184	1,240,915
AMEC PLC	46,440	729,845
Anglo American PLC	199,692	6,541,328
Antofagasta PLC	55,470	946,581
ARM Holdings PLC	197,628	1,566,897
Associated British Foods PLC	50,826	1,021,985
AstraZeneca PLC	183,438	8,208,463
Aviva PLC	417,702	1,785,925
BAE Systems PLC	465,432	2,106,800
Barclays PLC	1,752,078	4,475,195
BG Group PLC	487,620	9,942,501
BHP Billiton PLC	303,408	8,594,399
BP PLC	2,730,930	18,073,502
British American Tobacco PLC	283,026	14,389,414
British Land Co. PLC	127,710	1,022,566
British Sky Broadcasting Group PLC	146,802	1,603,703
BT Group PLC	1,117,398	3,704,961
Bunzl PLC	47,988	785,033
Burberry Group PLC	62,694	1,302,905
Cable & Wireless Communications PLC	358,362	166,374
Cairn Energy PLC(a)	86,430	359,101
Capita PLC	93,654	963,609
Carnival PLC	30,960	1,059,562
Centrica PLC	743,298	3,707,327
Cobham PLC	157,380	573,169
Compass Group PLC	270,126	2,834,414
Cookson Group PLC	38,700	358,124
Daily Mail & General Trust PLC Class A NVS	43,344	287,568
Diageo PLC	359,136	9,249,172
Drax Group PLC	51,600	453,624
Experian PLC	144,738	2,044,264
FirstGroup PLC	70,950	249,605
G4S PLC	203,046	888,843
GKN PLC	218,784	619,732
GlaxoSmithKline PLC	726,528	16,488,899
Hammerson PLC	102,684	713,311
Hays PLC	215,688	249,155
HSBC Holdings PLC	2,620,506	23,061,959
IMI PLC	46,182	602,290
Imperial Tobacco Group PLC	142,932	5,503,662
InterContinental Hotels Group PLC	41,022	987,634
International Power PLC	219,816	1,441,141
Intertek Group PLC	22,962	962,314
Invensys PLC	113,778	397,420
ITV PLC	554,700	666,435
J Sainsbury PLC	199,692	944,006
Johnson Matthey PLC	30,960	1,072,188
Kingfisher PLC	339,786	1,531,662
Ladbrokes PLC	128,484	316,791
Land Securities Group PLC	111,714	1,293,984
Legal & General Group PLC	846,240	1,689,634
Lloyds Banking Group PLC(a)	5,925,744	2,890,507
Logica PLC	225,750	375,322
London Stock Exchange Group PLC	22,446	353,463
Lonmin PLC	22,962	278,934
Man Group PLC	263,418	314,620
Marks & Spencer Group PLC	229,104	1,167,849
National Grid PLC	511,356	5,417,756
Next PLC	23,736	1,190,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

Old Mutual PLC	695,826	1,652,332
Pearson PLC	117,132	2,325,841
Persimmon PLC	43,860	418,945
Provident Financial PLC	19,610	373,701
Prudential PLC	366,618	4,243,663
Randgold Resources Ltd.	13,416	1,206,778
Reckitt Benckiser Group PLC	88,494	4,670,568
Reed Elsevier PLC	174,666	1,401,280
Rentokil Initial PLC	254,130	293,163
Resolution Ltd.	196,854	604,852
Rexam PLC	125,904	831,366
Rio Tinto PLC	203,304	9,626,752
Rolls-Royce Holdings PLC(a)	269,094	3,621,280
Royal Bank of Scotland Group PLC(a)	281,478	950,516
Royal Dutch Shell PLC Class A	532,254	17,927,630
Royal Dutch Shell PLC Class B	382,872	13,361,474
RSA Insurance Group PLC	504,132	854,753
SABMiller PLC	133,902	5,365,976
Sage Group PLC (The)	182,922	795,585
Schroders PLC	14,448	302,751
SEGRO PLC	109,650	373,714
Serco Group PLC	70,176	589,962
Severn Trent PLC	34,572	896,330
Shire PLC	80,754	2,320,386
Smith & Nephew PLC	128,484	1,284,695
Smiths Group PLC	56,502	899,499
SSE PLC	134,934	2,943,874
Standard Chartered PLC	279,414	6,067,529
Standard Life PLC	336,690	1,232,542
Tate & Lyle PLC	67,854	689,106
Tesco PLC	1,151,454	5,599,498
Tullow Oil PLC	130,032	2,998,046
UBM PLC	34,830	319,307
Unilever PLC	184,212	6,194,603
United Utilities Group PLC	97,782	1,035,222
Vodafone Group PLC	7,101,966	19,966,802
Weir Group PLC (The)	30,444	730,573
Whitbread PLC	25,284	804,238
William Hill PLC	100,878	447,452
Wm Morrison Supermarkets PLC	353,718	1,476,294
Wolseley PLC	41,022	1,529,385
WPP PLC	181,374	2,199,000
Xstrata PLC	283,026	3,545,083

		317,486,074

TOTAL COMMON STOCKS
(Cost: $1,166,812,092)		855,259,551
PREFERRED STOCKS—0.70%

GERMANY—0.70%
Henkel AG & Co. KGaA	25,542	1,697,525
Porsche Automobil Holding SE	22,446	1,115,049
Volkswagen AG	20,898	3,304,468

		6,117,042

TOTAL PREFERRED STOCKS
(Cost: $7,094,904)		6,117,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2012

RIGHTS—0.01%

SPAIN—0.01%
Repsol YPF SA(a)	117,648	82,713

		82,713

TOTAL RIGHTS
(Cost: $80,827)		82,713
SHORT-TERM INVESTMENTS—0.56%

MONEY MARKET FUNDS—0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	4,329,321	4,329,321
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	305,599	305,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	235,312	235,312

		4,870,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,870,232)		4,870,232

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $1,178,858,055)		866,329,538
Other Assets, Less Liabilities—0.08%		658,578

NET ASSETS—100.00%		$866,988,116

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.45%

AUSTRALIA—1.45%
BHP Billiton Ltd.	446,208	$14,384,777

		14,384,777
FINLAND—0.11%
Nokia OYJ	521,472	1,072,074

		1,072,074
FRANCE—6.30%
Alcatel-Lucent(a)(b)	323,232	533,667
AXA	260,400	3,463,227
Carrefour SA	84,000	1,550,500
Compagnie de Saint-Gobain	61,824	2,283,120
France Telecom SA	268,464	3,534,703
GDF Suez	200,256	4,766,300
L’Oreal SA	32,928	3,854,459
LVMH Moet Hennessy Louis Vuitton SA	36,960	5,621,455
Sanofi	157,920	11,972,397
Schneider Electric SA	76,272	4,232,757
Societe Generale(a)	107,856	2,519,862
Total SA	326,256	14,698,249
Vivendi SA	179,088	3,324,984

		62,355,680
GERMANY—6.33%
Allianz SE Registered	63,168	6,341,723
BASF SE	127,680	8,863,167
Bayer AG Registered	114,912	8,280,175
Daimler AG Registered	148,176	6,646,371
Deutsche Bank AG Registered	129,024	4,666,530
Deutsche Telekom AG Registered	410,256	4,505,579
E.ON AG	278,208	6,002,018
Muenchener Rueckversicherungs-Gesellschaft AG Registered	22,512	3,175,428
RWE AG	67,872	2,771,328
Siemens AG Registered	127,008	10,660,413
Volkswagen AG	5,040	760,166

		62,672,898
JAPAN—4.50%
Bridgestone Corp.	86,800	1,974,458
Canon Inc.	168,050	6,665,976
FUJIFILM Holdings Corp.	67,200	1,261,632
Honda Motor Co. Ltd.	218,600	7,531,413
Nissan Motor Co. Ltd.	336,000	3,149,868
Panasonic Corp.	268,800	2,166,166
Seven & I Holdings Co. Ltd.	105,820	3,178,977
Sony Corp.	138,200	1,945,088
Toshiba Corp.	518,700	1,950,244
Toyota Motor Corp.	369,600	14,776,589

		44,600,411

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2012

NETHERLANDS—1.56%
AEGON NV	239,232	1,106,309
ING Groep NV CVA(a)	531,888	3,554,510
Koninklijke Philips Electronics NV	144,480	2,854,796
Unilever NV CVA	238,224	7,976,665

		15,492,280
SOUTH KOREA—2.22%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	41,328	21,965,832

		21,965,832
SPAIN—2.31%
Banco Bilbao Vizcaya Argentaria SA	714,672	5,105,247
Banco Santander SA	1,313,760	8,704,593
Repsol YPF SA	113,568	1,821,721
Telefonica SA	552,048	7,264,978

		22,896,539
SWEDEN—0.39%
Telefonaktiebolaget LM Ericsson Class B	418,320	3,821,146

		3,821,146
SWITZERLAND—6.66%
ABB Ltd. Registered(a)	323,904	5,287,181
Credit Suisse Group AG Registered	148,176	2,702,079
Nestle SA Registered	458,976	27,422,179
Novartis AG Registered	376,320	21,032,571
Swiss Re AG(a)	51,408	3,234,386
UBS AG Registered(a)	532,560	6,217,420

		65,895,816
UNITED KINGDOM—15.99%
Anglo American PLC	193,536	6,339,675
AstraZeneca PLC	177,744	7,953,669
Aviva PLC	405,552	1,733,976
Barclays PLC	1,697,136	4,334,861
BP PLC	2,637,600	17,455,838
Diageo PLC	348,432	8,973,502
GlaxoSmithKline PLC	702,576	15,945,297
HSBC Holdings PLC	2,527,392	22,242,502
National Grid PLC	485,856	5,147,587
Rio Tinto PLC	197,232	9,339,234
Royal Dutch Shell PLC Class A	514,080	17,315,484
Royal Dutch Shell PLC Class B	370,272	12,921,759
Standard Chartered PLC	271,152	5,888,118
Vodafone Group PLC	6,868,848	19,311,403
Xstrata PLC	274,176	3,434,231

		158,337,136
UNITED STATES—51.63%
3M Co.	96,432	8,640,307
Bristol-Myers Squibb Co.	234,864	8,443,361
Caterpillar Inc.	90,720	7,703,035
Chevron Corp.	274,176	28,925,568
Citigroup Inc.	407,568	11,171,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2012

Coca-Cola Co. (The)	313,488	24,511,627
Colgate-Palmolive Co.	66,192	6,890,587
Dell Inc.(a)(b)	207,312	2,595,546
Dow Chemical Co. (The)	166,320	5,239,080
E.I. du Pont de Nemours and Co.	130,368	6,592,710
EMC Corp.(a)(b)	291,984	7,483,550
Exxon Mobil Corp.	650,160	55,634,191
Ford Motor Co.	530,880	5,091,139
General Electric Co.	1,473,360	30,704,822
Goldman Sachs Group Inc. (The)	68,208	6,538,419
Hewlett-Packard Co.	274,848	5,527,193
Intel Corp.	699,888	18,652,015
International Business Machines Corp.	160,272	31,345,998
J.P. Morgan Chase & Co.	529,200	18,908,316
Johnson & Johnson	381,696	25,787,382
Kimberly-Clark Corp.	54,432	4,559,769
McDonald’s Corp.	141,120	12,493,354
Merck & Co. Inc.	422,688	17,647,224
Microsoft Corp.	1,039,584	31,800,875
Morgan Stanley	212,016	3,093,313
News Corp. Class A NVS	293,328	6,538,281
Nike Inc. Class B	51,072	4,483,100
PepsiCo Inc.	217,392	15,360,919
Pfizer Inc.	1,041,264	23,949,072
Philip Morris International Inc.	237,216	20,699,468
Procter & Gamble Co. (The)	380,688	23,317,140
Texas Instruments Inc.	159,600	4,578,924
United Technologies Corp.	126,672	9,567,536
Wal-Mart Stores Inc.	239,904	16,726,107

		511,201,367

TOTAL COMMON STOCKS
(Cost: $1,146,601,531)		984,695,956

RIGHTS—0.01%

SPAIN—0.01%
Repsol YPF SA(a)	113,568	79,844

		79,844

TOTAL RIGHTS
(Cost: $78,024)		79,844

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	8,504,385	8,504,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	600,309	600,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	457,636	457,636

		9,562,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,562,330)		9,562,330

TOTAL INVESTMENTS IN SECURITIES—100.43%
(Cost: $1,156,241,885)		994,338,130
Other Assets, Less Liabilities—(0.43)%		(4,216,477)

NET ASSETS—100.00%		$990,121,653

NVS	- Non-Voting Shares
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—88.29%

AUSTRIA—4.73%
Verbund AG	56,620	$1,298,395

		1,298,395
CHILE—5.55%
Empresa Nacional de Electricidad SA SP ADR	29,830	1,522,225

		1,522,225
CHINA—26.44%
China Everbright International Ltd.(a)	3,838,000	1,796,082
China Longyuan Power Group Corp. Ltd. Class H	2,052,000	1,335,929
Dongfang Electric Corp. Ltd. Class H	91,200	184,355
GCL-Poly Energy Holdings Ltd.(a)	5,776,000	1,250,982
Harbin Electric Co. Ltd. Class H	954,000	766,216
JA Solar Holdings Co. Ltd. SP ADR(a)(b)	247,494	254,919
LDK Solar Co. Ltd. SP ADR(a)(b)	85,272	162,870
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	185,744	349,199
Trina Solar Ltd. SP ADR(a)(b)	114,190	726,248
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	153,634	427,102

		7,253,902
DENMARK—3.78%
Vestas Wind Systems A/S(a)(b)	187,530	1,037,814

		1,037,814
GERMANY—2.60%
SMA Solar Technology AG(a)	14,668	502,403
SolarWorld AG(a)	120,270	211,086

		713,489
ITALY—5.33%
Enel Green Power SpA	922,564	1,461,133

		1,461,133
JAPAN—15.17%
Hokuriku Electric Power Co.	88,800	1,377,796
Kyushu Electric Power Co. Inc.	113,100	1,339,510
Tohoku Electric Power Co. Inc.(b)	144,400	1,445,991

		4,163,297
NORWAY—1.01%
Renewable Energy Corp. ASA(a)(b)	751,108	276,716

		276,716
PORTUGAL—3.56%
EDP Renovaveis SA(b)	285,000	976,896

		976,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2012

SPAIN—1.86%
Gamesa Corporacion Tecnologica SA(a)	285,266	510,082

		510,082
UNITED STATES—18.26%
Covanta Holding Corp.	97,584	1,673,566
First Solar Inc.(a)(b)	77,520	1,167,451
GT Advanced Technologies Inc.(a)(b)	177,840	938,995
MEMC Electronic Materials Inc.(b)	171,646	372,472
Ormat Technologies Inc.	26,486	566,535
SunPower Corp.(a)(b)	60,344	290,255

		5,009,274

TOTAL COMMON STOCKS
(Cost: $49,331,687)		24,223,223

PREFERRED STOCKS—10.77%

BRAZIL—10.77%
Companhia Energetica de Minas Gerais SP ADR	81,054	1,493,015
Companhia Paranaense de Energia Class B SP ADR	67,336	1,459,844

		2,952,859

TOTAL PREFERRED STOCKS
(Cost: $1,854,645)		2,952,859

SHORT-TERM INVESTMENTS—30.04%

MONEY MARKET FUNDS—30.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	7,697,129	7,697,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	543,327	543,327
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,360	1,360

		8,241,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,241,816)		8,241,816

TOTAL INVESTMENTS IN SECURITIES—129.10%
(Cost: $59,428,148)		35,417,898
Other Assets, Less Liabilities—(29.10)%		(7,982,706)

NET ASSETS—100.00%		$27,435,192

SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2012

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—98.30%

AUSTRALIA—0.51%
Crown Ltd.	104,512	$909,534

		909,534
CANADA—2.11%
Canadian Tire Corp. Ltd. Class A	6,784	458,367
Gildan Activewear Inc.	11,200	308,166
Magna International Inc. Class A	21,184	835,557
Shaw Communications Inc. Class B	30,464	574,945
Thomson Reuters Corp.	28,288	803,868
Tim Hortons Inc.	14,080	741,256

		3,722,159
FINLAND—0.21%
Nokian Renkaat OYJ	9,792	371,056

		371,056
FRANCE—5.10%
Accor SA	13,056	408,916
Christian Dior SA	4,032	553,895
Compagnie Generale des Etablissements Michelin Class B	14,976	978,392
Hermes International	1,152	354,156
Lagardere SCA	7,744	216,107
LVMH Moet Hennessy Louis Vuitton SA	19,520	2,968,907
PPR SA	5,504	784,050
PSA Peugeot Citroen SA(a)	27,840	273,916
Publicis Groupe SA	9,920	453,833
Renault SA	17,280	689,454
SES SA Class A FDR	17,088	404,218
Sodexo	7,232	563,515
Valeo SA	8,320	343,046

		8,992,405
GERMANY—4.41%
Adidas AG	16,320	1,169,337
Bayerische Motoren Werke AG	26,368	1,905,009
Continental AG	7,232	602,245
Daimler AG Registered	82,048	3,680,228
Puma AG	256	73,991
Volkswagen AG	2,304	347,505

		7,778,315
GREECE—0.09%
OPAP SA	25,020	157,171

		157,171
HONG KONG—0.69%
Li & Fung Ltd.(b)	640,000	1,222,764

		1,222,764

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2012

ITALY—0.59%
Fiat SpA(a)	78,720	396,402
Luxottica Group SpA	9,472	332,004
Mediaset SpA	45,632	79,857
Pirelli & C. SpA	22,592	237,821

		1,046,084
JAPAN—14.24%
Aisin Seiki Co. Ltd.	12,800	422,068
Bridgestone Corp.	51,200	1,164,657
Denso Corp.	38,400	1,296,042
Dentsu Inc.	12,800	376,669
Fast Retailing Co. Ltd.	3,700	736,383
Honda Motor Co. Ltd.	121,600	4,189,477
Isuzu Motors Ltd.	128,000	678,581
Marui Group Co. Ltd.	19,200	145,823
Nikon Corp.	25,600	770,663
Nissan Motor Co. Ltd.	185,600	1,739,927
NOK Corp.	12,800	269,828
Oriental Land Co. Ltd.	3,500	400,050
Panasonic Corp.	147,200	1,186,234
Sega Sammy Holdings Inc.	12,800	259,882
Sekisui House Ltd.	39,000	365,610
Sharp Corp.(b)	64,000	322,447
Sony Corp.	76,800	1,080,917
Suzuki Motor Corp.	32,000	650,107
Toyota Industries Corp.	19,200	544,309
Toyota Motor Corp.	204,800	8,187,893
Yamada Denki Co. Ltd.	6,400	325,254

		25,112,821
MEXICO—0.89%
Grupo Elektra SA de CV(b)	7,680	308,941
Grupo Televisa SAB CPO	294,400	1,258,873

		1,567,814
NETHERLANDS—0.54%
Reed Elsevier NV	52,224	597,269
Wolters Kluwer NV	22,528	358,222

		955,491
SOUTH KOREA—0.77%
Hyundai Motor Co. NVS SP GDR(c)	20,812	597,304
Hyundai Motor Co. SP GDR(d)	7,549	766,204

		1,363,508
SPAIN—0.90%
Industria de Diseno Textil SA	15,296	1,582,611

		1,582,611
SWEDEN—1.94%
Electrolux AB Class B	29,120	577,979
Hennes & Mauritz AB Class B	79,168	2,837,587

		3,415,566

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2012

SWITZERLAND—1.81%
Compagnie Financiere Richemont SA Class A Bearer	42,176	2,310,434
Swatch Group AG (The) Bearer	2,240	883,930

		3,194,364
UNITED KINGDOM—6.51%
Aegis Group PLC	59,460	150,429
British Sky Broadcasting Group PLC	77,760	849,470
Burberry Group PLC	34,944	726,205
Carnival PLC	16,576	567,290
Compass Group PLC	143,360	1,504,267
Daily Mail & General Trust PLC Class A NVS	16,896	112,097
GKN PLC	164,096	464,822
InterContinental Hotels Group PLC	25,088	604,012
ITV PLC	303,040	364,082
Kingfisher PLC	174,656	787,302
Ladbrokes PLC	74,304	183,204
Marks & Spencer Group PLC	113,600	579,072
Next PLC	13,120	658,292
Pearson PLC	56,960	1,131,031
Persimmon PLC	25,152	240,249
Reed Elsevier PLC	83,072	666,455
UBM PLC	14,400	132,013
Whitbread PLC	13,632	433,609
William Hill PLC	53,440	237,037
WPP PLC	90,048	1,091,753

		11,482,691
UNITED STATES—56.99%
Abercrombie & Fitch Co. Class A	7,040	240,346
Amazon.com Inc.(a)	26,880	6,138,048
Apollo Group Inc. Class A(a)(b)	8,704	314,998
AutoNation Inc.(a)(b)	3,456	121,928
AutoZone Inc.(a)	1,920	704,966
Bed Bath & Beyond Inc.(a)	17,472	1,079,770
Best Buy Co. Inc.	21,056	441,334
Big Lots Inc.(a)(b)	4,864	198,403
BorgWarner Inc.(a)	9,728	638,060
Cablevision NY Group Class A	18,240	242,410
CarMax Inc.(a)	17,280	448,243
Carnival Corp.	33,024	1,131,732
CBS Corp. Class B NVS	47,936	1,571,342
Chipotle Mexican Grill Inc.(a)(b)	2,432	924,038
Coach Inc.	21,952	1,283,753
Comcast Corp. Class A	198,912	6,359,217
D.R. Horton Inc.	21,760	399,949
Darden Restaurants Inc.	9,856	499,009
DeVry Inc.	5,120	158,566
DIRECTV Class A(a)	48,768	2,380,854
Discovery Communications Inc. Series A(a)(b)	19,200	1,036,800
Dollar Tree Inc.(a)	17,280	929,664
Expedia Inc.	7,232	347,642
Family Dollar Stores Inc.	8,320	553,114
Ford Motor Co.	294,528	2,824,524
Fossil Inc.(a)(b)	4,032	308,609
GameStop Corp. Class A(b)	10,368	190,356
Gannett Co. Inc.	14,912	219,654
Gap Inc. (The)	23,488	642,632
Genuine Parts Co.	10,304	620,816
Goodyear Tire & Rubber Co. (The)(a)	27,520	325,011

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2012

H&R Block Inc.	21,248	339,543
Harley-Davidson Inc.	19,840	907,283
Harman International Industries Inc.	5,824	230,630
Hasbro Inc.	8,960	303,475
Home Depot Inc. (The)	112,256	5,948,445
International Game Technology	23,040	362,880
Interpublic Group of Companies Inc. (The)	34,304	372,198
J.C. Penney Co. Inc.	10,880	253,613
Johnson Controls Inc.	54,848	1,519,838
Kohl’s Corp.	18,176	826,826
Leggett & Platt Inc.	11,264	238,008
Lennar Corp. Class A	13,120	405,539
Limited Brands Inc.	18,560	789,357
Lowe’s Companies Inc.	87,296	2,482,698
Macy’s Inc.	31,232	1,072,819
Marriott International Inc. Class A	21,504	842,957
Mattel Inc.	25,344	822,159
McDonald’s Corp.	74,496	6,595,131
McGraw-Hill Companies Inc. (The)	19,264	866,880
Netflix Inc.(a)	4,480	306,746
Newell Rubbermaid Inc.	20,736	376,151
News Corp. Class A NVS	156,416	3,486,513
Nike Inc. Class B	27,264	2,393,234
Nordstrom Inc.	12,064	599,460
O’Reilly Automotive Inc.(a)	9,280	777,386
Omnicom Group Inc.	18,752	911,347
Priceline.com Inc.(a)	3,712	2,466,698
PulteGroup Inc.(a)(b)	29,952	320,486
Ralph Lauren Corp.	5,120	717,107
Ross Stores Inc.	16,640	1,039,501
Scripps Networks Interactive Inc. Class A	5,632	320,236
Sears Holdings Corp.(a)(b)	3,200	191,040
Staples Inc.	50,496	658,973
Starbucks Corp.	56,512	3,013,220
Starwood Hotels & Resorts Worldwide Inc.	16,128	855,429
Target Corp.	48,064	2,796,844
Tiffany & Co.	9,920	525,264
Time Warner Cable Inc.	22,912	1,881,075
Time Warner Inc.	67,776	2,609,376
TJX Companies Inc. (The)	54,016	2,318,907
TripAdvisor Inc.(a)(b)	7,296	326,058
Urban Outfitters Inc.(a)	9,024	248,972
VF Corp.	6,528	871,162
Viacom Inc. Class B NVS	38,976	1,832,652
Walt Disney Co. (The)	129,344	6,273,184
Washington Post Co. (The) Class B	256	95,698
Whirlpool Corp.	5,952	364,024
Wyndham Worldwide Corp.	11,968	631,192
Wynn Resorts Ltd.	6,464	670,446
Yum! Brands Inc.	34,112	2,197,495

		100,531,943

TOTAL COMMON STOCKS
(Cost: $156,289,407)		173,406,297

PREFERRED STOCKS—1.42%

GERMANY—1.42%
Porsche Automobil Holding SE	12,800	635,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2012

Volkswagen AG	11,776	1,862,064

		2,497,929

TOTAL PREFERRED STOCKS
(Cost: $3,000,309)		2,497,929

SHORT-TERM INVESTMENTS—1.84%

MONEY MARKET FUNDS—1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(f)(g)	2,917,210	2,917,210
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	205,921	205,921
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(e)(f)	117,127	117,127

		3,240,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,240,258)		3,240,258

TOTAL INVESTMENTS IN SECURITIES—101.56%
(Cost: $162,529,974)		179,144,484
Other Assets, Less Liabilities—(1.56)%		(2,743,149)

NET ASSETS—100.00%		$176,401,335

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—97.84%

AUSTRALIA—3.00%
Coca-Cola Amatil Ltd.	100,452	$1,377,716
Wesfarmers Ltd.	210,012	6,436,658
Woolworths Ltd.	221,364	6,081,167

		13,895,541
BELGIUM—2.58%
Anheuser-Busch InBev NV	145,200	11,295,510
Colruyt SA	14,520	648,524

		11,944,034
BRAZIL—0.41%
BRF—Brasil Foods SA SP ADR	125,004	1,898,811

		1,898,811
CANADA—1.01%
George Weston Ltd.	9,108	516,756
Loblaw Companies Ltd.	19,008	604,109
Metro Inc. Class A	18,876	965,232
Saputo Inc.	24,024	997,534
Shoppers Drug Mart Corp.	39,468	1,589,251

		4,672,882
DENMARK—0.32%
Carlsberg A/S Class B	18,876	1,486,056

		1,486,056
FRANCE—3.94%
Carrefour SA	108,504	2,002,803
Casino Guichard-Perrachon SA	8,580	754,678
Danone SA	116,424	7,241,862
L’Oreal SA	42,108	4,929,044
Pernod Ricard SA	31,284	3,345,203

		18,273,590
GERMANY—0.39%
Beiersdorf AG	17,688	1,148,162
METRO AG	23,232	678,246

		1,826,408
IRELAND—0.22%
Kerry Group PLC Class A	22,968	1,008,505

		1,008,505
JAPAN—4.64%
AEON Co. Ltd.	118,817	1,477,208
Ajinomoto Co. Inc.	132,000	1,831,357
Asahi Group Holdings Ltd.	79,298	1,698,462

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2012

Japan Tobacco Inc.	158,400	4,687,084
Kao Corp.	79,200	2,177,777
Kirin Holdings Co. Ltd.	156,596	1,836,995
Nippon Meat Packers Inc.	31,000	409,111
Nissin Foods Holdings Co. Ltd.	13,200	502,093
Seven & I Holdings Co. Ltd.	132,037	3,966,571
Shiseido Co. Ltd.	66,000	1,038,100
Unicharm Corp.	21,500	1,224,684
Yakult Honsha Co. Ltd.	16,720	653,796

		21,503,238
MEXICO—1.47%
Fomento Economico Mexicano SAB de CV BD Units	343,209	3,042,788
Grupo Modelo SAB de CV Series C	118,837	1,044,103
Wal-Mart de Mexico SAB de CV Series V	1,029,610	2,741,608

		6,828,499
NETHERLANDS—3.34%
Heineken NV	51,084	2,667,354
Koninklijke Ahold NV	206,316	2,559,081
Unilever NV CVA	306,240	10,254,105

		15,480,540
SINGAPORE—0.32%
Wilmar International Ltd.	528,000	1,504,642

		1,504,642
SOUTH KOREA—0.22%
KT&G Corp. Class A SP GDR(a)	28,532	1,011,393

		1,011,393
SPAIN—0.11%
Distribuidora Internacional de Alimentacion SA(b)	106,656	502,155

		502,155
SWEDEN—0.36%
Swedish Match AB	41,184	1,662,897

		1,662,897
SWITZERLAND—7.55%
Nestle SA Registered	586,080	35,016,190

		35,016,190
UNITED KINGDOM—14.76%
Associated British Foods PLC	64,284	1,292,593
British American Tobacco PLC	349,404	17,764,159
Diageo PLC	443,652	11,425,793
Imperial Tobacco Group PLC	177,540	6,836,258
J Sainsbury PLC	249,480	1,179,369
Reckitt Benckiser Group PLC	109,956	5,803,297
SABMiller PLC	166,452	6,670,382
Tate & Lyle PLC	83,952	852,593
Tesco PLC	1,434,708	6,976,956
Unilever PLC	229,284	7,710,265

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2012

Wm Morrison Supermarkets PLC	456,588	1,905,637

		68,417,302
UNITED STATES—53.20%
Altria Group Inc.	357,984	12,368,347
Archer-Daniels-Midland Co.	119,196	3,518,666
Avon Products Inc.	76,560	1,241,038
Beam Inc.	28,248	1,765,218
Brown-Forman Corp. Class B NVS	17,292	1,674,730
Campbell Soup Co.(c)	32,340	1,079,509
Clorox Co. (The)	23,100	1,673,826
Coca-Cola Co. (The)	399,432	31,231,588
Coca-Cola Enterprises Inc.	55,176	1,547,135
Colgate-Palmolive Co.	84,216	8,766,886
ConAgra Foods Inc.	73,656	1,909,900
Constellation Brands Inc. Class A(b)(c)	31,680	857,261
Costco Wholesale Corp.	76,956	7,310,820
CVS Caremark Corp.	227,832	10,646,589
Dean Foods Co.(b)(c)	33,660	573,230
Dr Pepper Snapple Group Inc.	38,148	1,668,975
Estee Lauder Companies Inc. (The) Class A	39,996	2,164,584
General Mills Inc.	114,708	4,420,846
H.J. Heinz Co.	57,024	3,100,965
Hershey Co. (The)	26,532	1,911,100
Hormel Foods Corp.	24,420	742,856
J.M. Smucker Co. (The)	20,328	1,535,171
Kellogg Co.	43,956	2,168,349
Kimberly-Clark Corp.	68,772	5,761,030
Kraft Foods Inc. Class A	313,104	12,092,077
Kroger Co. (The)	103,488	2,399,887
Lorillard Inc.	23,100	3,048,045
McCormick & Co. Inc. NVS	23,100	1,401,015
Mead Johnson Nutrition Co. Class A	36,036	2,901,258
Molson Coors Brewing Co. Class B NVS	28,512	1,186,384
Monster Beverage Corp.(b)	27,192	1,936,070
PepsiCo Inc.	277,068	19,577,625
Philip Morris International Inc.	301,620	26,319,361
Procter & Gamble Co. (The)	486,024	29,768,970
Reynolds American Inc.	57,948	2,600,127
Safeway Inc.(c)	47,256	857,696
Sysco Corp.	105,072	3,132,196
Tyson Foods Inc. Class A	52,536	989,253
Wal-Mart Stores Inc.	306,372	21,360,256
Walgreen Co.	155,232	4,591,763
Whole Foods Market Inc.	29,172	2,780,675

		246,581,277

TOTAL COMMON STOCKS
(Cost: $409,165,789)		453,513,960

PREFERRED STOCKS—1.58%

BRAZIL—1.12%
Companhia de Bebidas das Americas SP ADR	135,960	5,211,347

		5,211,347

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2012

GERMANY—0.46%
Henkel AG & Co. KGaA	31,812	2,114,230

		2,114,230

TOTAL PREFERRED STOCKS
(Cost: $5,151,097)		7,325,577

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	889,394	889,394
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	62,781	62,781
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	501,340	501,340

		1,453,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,453,515)		1,453,515

TOTAL INVESTMENTS IN SECURITIES—99.73%
(Cost: $415,770,401)		462,293,052
Other Assets, Less Liabilities—0.27%		1,243,198

NET ASSETS—100.00%		$463,536,250

NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—98.22%

AUSTRALIA—2.31%
Oil Search Ltd.	473,785	$3,195,599
Origin Energy Ltd.	485,605	6,072,788
Santos Ltd.	414,685	4,527,027
Woodside Petroleum Ltd.	269,299	8,562,915
WorleyParsons Ltd.	91,211	2,346,746

		24,705,075
AUSTRIA—0.21%
OMV AG	71,117	2,235,518

		2,235,518
CANADA—9.88%
ARC Resources Ltd.	119,776	2,690,539
Cameco Corp.	175,330	3,847,302
Canadian Natural Resources Ltd.	470,436	12,602,489
Canadian Oil Sands Ltd.	206,653	3,997,447
Cenovus Energy Inc.	325,838	10,346,143
Enbridge Inc.	332,142	13,247,235
Encana Corp.	314,806	6,546,557
Enerplus Corp.	85,695	1,099,505
Husky Energy Inc.	127,459	3,181,943
Imperial Oil Ltd.	106,183	4,436,053
Nexen Inc.	224,974	3,804,553
Penn West Petroleum Ltd.	202,910	2,718,869
Suncor Energy Inc.	675,907	19,519,056
Talisman Energy Inc.	451,327	5,166,498
TransCanada Corp.	294,909	12,343,682

		105,547,871
CHINA—2.99%
China Petroleum & Chemical Corp. Class H	7,486,000	6,639,767
CNOOC Ltd.	6,895,000	13,688,933
PetroChina Co. Ltd. Class H	9,062,000	11,624,165

		31,952,865
COLOMBIA—0.47%
Ecopetrol SA SP ADR(a)	89,832	5,011,727

		5,011,727
FRANCE—4.70%
Technip SA	48,068	4,999,007
Total SA	1,005,291	45,289,642

		50,288,649
ITALY—3.29%
Eni SpA	1,263,755	26,911,232
Saipem SpA	107,365	4,767,442
Tenaris SA	199,955	3,499,253

		35,177,927

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2012

JAPAN—1.12%
INPEX Corp.	985	5,487,311
JX Holdings Inc.	925,920	4,734,620
TonenGeneral Sekiyu K.K.	197,000	1,745,570

		11,967,501
NORWAY—1.71%
Seadrill Ltd.	142,037	5,044,034
Statoil ASA	454,282	10,805,958
Subsea 7 SA	125,489	2,472,014
Veripos Inc.(b)(c)	12,549	3,952

		18,325,958
PORTUGAL—0.15%
Galp Energia SGPS SA Class B	123,913	1,572,518

		1,572,518
SPAIN—0.55%
Repsol YPF SA	366,814	5,883,987

		5,883,987
UNITED KINGDOM—17.76%
AMEC PLC	131,596	2,068,146
BG Group PLC	1,452,087	29,607,842
BP PLC	8,107,141	53,653,676
Cairn Energy PLC(c)	258,464	1,073,873
Rowan Companies PLC(a)(c)	54,766	1,770,585
Royal Dutch Shell PLC Class A	1,572,454	52,964,135
Royal Dutch Shell PLC Class B	1,138,266	39,723,229
Tullow Oil PLC	385,923	8,897,925

		189,759,411
UNITED STATES—53.08%
Anadarko Petroleum Corp.	213,745	14,149,919
Apache Corp.	167,450	14,717,180
Baker Hughes Inc.	190,696	7,837,606
Cabot Oil & Gas Corp.	89,241	3,516,095
Cameron International Corp.(a)(c)	106,183	4,535,076
Chesapeake Energy Corp.	292,151	5,434,009
Chevron Corp.	841,387	88,766,328
ConocoPhillips	533,476	29,810,639
CONSOL Energy Inc.	104,213	3,151,401
Denbury Resources Inc.(c)	173,951	2,628,400
Devon Energy Corp.	171,784	9,961,754
Diamond Offshore Drilling Inc.	27,383	1,619,157
EOG Resources Inc.	114,457	10,313,720
EQT Corp.	63,631	3,412,531
Exxon Mobil Corp.	1,995,019	170,713,776
FMC Technologies Inc.(a)(c)	100,273	3,933,710
Halliburton Co.	400,304	11,364,631
Helmerich & Payne Inc.	48,265	2,098,562
Hess Corp.	136,718	5,940,397
Kinder Morgan Inc.	217,685	7,013,811
Marathon Oil Corp.	300,228	7,676,830
Marathon Petroleum Corp.	147,159	6,610,382
Murphy Oil Corp.	87,665	4,408,673
Nabors Industries Ltd.(c)	139,476	2,008,454

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2012

National Oilwell Varco Inc.	183,210	11,806,052
Newfield Exploration Co.(c)	62,449	1,830,380
Noble Corp.(c)	108,153	3,518,217
Noble Energy Inc.	74,860	6,349,625
Occidental Petroleum Corp.	348,690	29,907,141
Peabody Energy Corp.	129,626	3,178,430
Phillips 66(c)	265,950	8,840,178
Pioneer Natural Resources Co.	52,993	4,674,513
QEP Resources Inc.	78,406	2,349,828
Range Resources Corp.	68,950	4,265,936
Schlumberger Ltd.	570,709	37,044,721
Southwestern Energy Co.(a)(c)	150,902	4,818,301
Spectra Energy Corp.	271,072	7,877,352
Sunoco Inc.	47,674	2,264,515
Tesoro Corp.(c)	65,798	1,642,318
Valero Energy Corp.	246,644	5,956,453
Williams Companies Inc. (The)	271,466	7,823,650
WPX Energy Inc.(a)(c)	88,453	1,431,170

		567,201,821

		260,508
TOTAL COMMON STOCKS
(Cost: $1,127,278,629)		1,049,630,828

PREFERRED STOCKS—1.57%

BRAZIL—1.57%
Petroleo Brasileiro SA SP ADR	924,718	16,774,385

		16,774,385

TOTAL PREFERRED STOCKS
(Cost: $30,983,788)		16,774,385

RIGHTS—0.02%

SPAIN—0.02%
Repsol YPF SA(c)	370,538	260,508

		260,508

TOTAL RIGHTS
(Cost: $254,570)		260,508

SHORT-TERM INVESTMENTS—0.98%

MONEY MARKET FUNDS—0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	9,069,525	9,069,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	640,202	640,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	768,726	768,726

		10,478,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,478,453)		10,478,453

TOTAL INVESTMENTS IN SECURITIES—100.79%
(Cost: $1,168,995,440)		1,077,144,174
Other Assets, Less Liabilities—(0.79)%		(8,483,054)

NET ASSETS—100.00%		$1,068,661,120

SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—97.84%

AUSTRALIA—9.01%
AMP Ltd.	105,228	$415,276
ASX Ltd.	6,478	198,013
Australia and New Zealand Banking Group Ltd.	94,800	2,140,760
BGP Holdings PLC(a)(b)	608,993	77
CFS Retail Property Trust	73,470	146,102
Commonwealth Bank of Australia	56,327	3,065,888
Dexus Property Group	153,734	146,554
Goodman Group	43,213	162,565
GPT Group	52,140	175,838
Insurance Australia Group Ltd.	73,154	260,953
Lend Lease Group	16,274	120,108
Macquarie Group Ltd.	12,166	324,240
Mirvac Group	109,573	143,205
National Australia Bank Ltd.	79,158	1,910,057
QBE Insurance Group Ltd.	41,475	568,837
Stockland Corp. Ltd.	74,418	234,949
Suncorp Group Ltd.	45,583	378,004
Westfield Group	71,021	691,601
Westfield Retail Trust	91,640	267,717
Westpac Banking Corp.	108,151	2,342,476

		13,693,220

AUSTRIA—0.12%
Erste Group Bank AG(a)	9,243	175,302

		175,302

BELGIUM—0.35%
Ageas	86,347	170,943
Groupe Bruxelles Lambert SA	3,002	203,818
KBC Groep NV	7,110	150,367

		525,128

CANADA—7.80%
Bank of Montreal	22,594	1,246,886
Bank of Nova Scotia	40,132	2,076,180
Brookfield Asset Management Inc. Class A	18,091	598,212
Canadian Imperial Bank of Commerce	14,299	1,004,977
Manulife Financial Corp.	63,358	689,235
National Bank of Canada	5,688	406,019
Power Corp. of Canada	12,008	281,751
Royal Bank of Canada	50,718	2,594,978
Sun Life Financial Inc.	20,619	447,997
Toronto-Dominion Bank (The)	31,995	2,500,723

		11,846,958

CHILE—0.21%
Banco de Chile SP ADR(c)	2,382	201,258
Banco Santander (Chile) SA SP ADR	1,580	122,434

		323,692

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

CHINA—2.66%
China Construction Bank Corp. Class H	2,449,720	1,670,655
China Life Insurance Co. Ltd. Class H	237,000	609,851
Industrial and Commercial Bank of China Ltd. Class H	2,054,000	1,135,984
Ping An Insurance (Group) Co. of China Ltd. Class H	79,000	628,386

		4,044,876
COLOMBIA—0.12%
Bancolombia SA SP ADR	2,844	175,873

		175,873
DENMARK—0.23%
Danske Bank A/S(a)	24,885	345,778

		345,778
FINLAND—0.29%
Sampo OYJ Class A	16,748	434,008

		434,008
FRANCE—2.45%
AXA	66,044	878,362
BNP Paribas SA	37,683	1,450,669
Credit Agricole SA(a)	39,342	173,296
Societe Generale(a)	27,334	638,610
Unibail-Rodamco SE	3,160	581,880

		3,722,817
GERMANY—2.74%
Allianz SE Registered	15,879	1,594,165
Commerzbank AG(a)(c)	147,414	249,933
Deutsche Bank AG Registered	32,469	1,174,336
Deutsche Boerse AG	6,715	362,427
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,530	780,034

		4,160,895
GREECE—0.03%
National Bank of Greece SA SP ADR(a)(c)	30,546	52,234

		52,234
HONG KONG—2.57%
AIA Group Ltd.	268,600	917,628
BOC Hong Kong (Holdings) Ltd.	79,000	240,355
Cheung Kong (Holdings) Ltd.	79,000	963,458
Hang Seng Bank Ltd.(c)	15,800	215,912
Hong Kong Exchanges and Clearing Ltd.	31,600	448,120
Sun Hung Kai Properties Ltd.	79,000	928,322
Swire Pacific Ltd. Class A	17,000	196,588

		3,910,383
IRELAND—0.00%
Irish Bank Resolution Corp. Ltd.(a)(b)	47,975	6

		6

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

ITALY—1.61%
Assicurazioni Generali SpA	47,716	645,506
Banca Monte dei Paschi di Siena SpA(a)	228,784	56,964
Banco Popolare SpA(a)	63,753	85,598
Intesa Sanpaolo SpA	492,802	699,186
Mediobanca SpA	17,143	75,578
UniCredit SpA(a)	204,531	773,489
Unione di Banche Italiane ScpA	32,864	107,185

		2,443,506
JAPAN—7.04%
Credit Saison Co. Ltd.	7,900	173,960
Dai-ichi Life Insurance Co. Ltd. (The)	318	363,474
Daiwa House Industry Co. Ltd.	19,000	268,367
Daiwa Securities Group Inc.	79,000	294,059
Mitsubishi Estate Co. Ltd.	44,000	781,953
Mitsubishi UFJ Financial Group Inc.	489,800	2,320,396
Mitsui Fudosan Co. Ltd.	30,000	575,260
Mizuho Financial Group Inc.	829,500	1,393,069
MS&AD Insurance Group Holdings Inc.	15,800	273,861
NKSJ Holdings Inc.	15,800	333,465
Nomura Holdings Inc.	126,400	465,743
ORIX Corp.	3,950	364,852
Shinsei Bank Ltd.	79,000	95,050
Sumitomo Mitsui Financial Group Inc.	47,400	1,551,683
Sumitomo Mitsui Trust Holdings Inc.	158,270	468,125
Sumitomo Realty & Development Co. Ltd.	16,000	389,222
Tokio Marine Holdings Inc.	23,700	589,901

		10,702,440
NETHERLANDS—0.78%
AEGON NV	61,304	283,496
ING Groep NV CVA(a)	134,379	898,030

		1,181,526
NORWAY—0.21%
DNB ASA	32,627	323,556

		323,556
PERU—0.19%
Credicorp Ltd.	2,291	288,414

		288,414
PORTUGAL—0.04%
Banco Espirito Santo SA Registered(a)	90,771	61,974

		61,974
SINGAPORE—1.59%
DBS Group Holdings Ltd.(c)	64,000	700,726
Oversea-Chinese Banking Corp. Ltd.(c)	79,000	548,161
United Overseas Bank Ltd.	79,000	1,163,672

		2,412,559

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

SOUTH KOREA—0.63%
KB Financial Group Inc. SP ADR	12,854	420,197
Shinhan Financial Group Co. Ltd. SP ADR	7,544	535,473

		955,670
SPAIN—2.49%
Banco Bilbao Vizcaya Argentaria SA	182,490	1,303,614
Banco de Sabadell SA	77,483	150,740
Banco Popular Espanol SA(c)	47,479	107,431
Banco Santander SA	334,723	2,217,778

		3,779,563
SWEDEN—1.69%
Investor AB Class B	14,852	283,381
Nordea Bank AB	93,299	802,904
Skandinaviska Enskilda Banken AB Class A	60,277	390,878
Svenska Handelsbanken AB Class A	17,459	573,417
Swedbank AB Class A	33,101	520,800

		2,571,380
SWITZERLAND—3.14%
Baloise Holding AG Registered	1,738	114,765
Credit Suisse Group AG Registered	37,288	679,969
GAM Holding AG(a)	7,189	80,131
Julius Baer Group Ltd.(a)	7,031	254,498
Swiss Life Holding AG Registered(a)	1,106	104,056
Swiss Re AG(a)	12,877	810,170
UBS AG Registered(a)	134,458	1,569,742
Zurich Insurance Group AG(a)	5,135	1,158,291

		4,771,622
UNITED KINGDOM—9.13%
3i Group PLC	33,733	104,283
Aon PLC	11,771	550,648
Aviva PLC	101,831	435,388
Barclays PLC	427,864	1,092,859
British Land Co. PLC	28,598	228,983
Hammerson PLC	21,725	150,916
HSBC Holdings PLC	639,900	5,631,488
Land Securities Group PLC	25,280	292,818
Legal & General Group PLC	207,533	414,368
Lloyds Banking Group PLC(a)	1,454,627	709,550
London Stock Exchange Group PLC	5,846	92,058
Man Group PLC	63,990	76,428
Old Mutual PLC	170,877	405,770
Provident Financial PLC	4,661	88,823
Prudential PLC	89,902	1,040,630
Resolution Ltd.	50,797	156,079
Royal Bank of Scotland Group PLC(a)	69,520	234,760
RSA Insurance Group PLC	121,739	206,408
Schroders PLC	3,555	74,493
SEGRO PLC	20,461	69,736
Standard Chartered PLC	69,362	1,506,209
Standard Life PLC	86,189	315,518

		13,878,213

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

UNITED STATES—40.72%
ACE Ltd.	12,087	896,009
Aflac Inc.	16,432	699,839
Allstate Corp. (The)	17,459	612,636
American Express Co.	35,234	2,050,971
American International Group Inc.(a)	22,199	712,366
American Tower Corp.	13,509	944,414
Ameriprise Financial Inc.	7,584	396,340
Apartment Investment and Management Co. Class A	4,977	134,528
Assurant Inc.	3,002	104,590
AvalonBay Communities Inc.	3,239	458,254
Bank of America Corp.	378,726	3,097,979
Bank of New York Mellon Corp. (The)	41,949	920,781
BB&T Corp.	24,806	765,265
Berkshire Hathaway Inc. Class B(a)	62,173	5,180,876
BlackRock Inc.(d)	4,503	764,699
Boston Properties Inc.	5,135	556,480
Capital One Financial Corp.	20,303	1,109,762
CBRE Group Inc. Class A(a)	11,218	183,526
Charles Schwab Corp. (The)	38,473	497,456
Chubb Corp. (The)	9,717	707,592
Cincinnati Financial Corp.	6,320	240,602
Citigroup Inc.	102,858	2,819,338
CME Group Inc.	2,370	635,421
Comerica Inc.	7,031	215,922
Discover Financial Services	18,486	639,246
E*TRADE Financial Corp.(a)(c)	8,532	68,597
Equity Residential	10,270	640,437
Federated Investors Inc. Class B(c)	3,397	74,224
Fifth Third Bancorp	32,548	436,143
First Horizon National Corp.	9,875	85,419
Franklin Resources Inc.	5,056	561,165
Genworth Financial Inc. Class A(a)	17,775	100,606
Goldman Sachs Group Inc. (The)	17,301	1,658,474
Hartford Financial Services Group Inc. (The)	15,405	271,590
HCP Inc.	14,378	634,789
Health Care REIT Inc.	7,189	419,119
Host Hotels & Resorts Inc.	25,045	396,212
Hudson City Bancorp Inc.	18,960	120,775
Huntington Bancshares Inc.	31,047	198,701
IntercontinentalExchange Inc.(a)(c)	2,607	354,500
Invesco Ltd.	15,721	355,295
J.P. Morgan Chase & Co.	133,747	4,778,780
KeyCorp	34,207	264,762
Kimco Realty Corp.	13,825	263,090
Legg Mason Inc.	4,503	118,744
Leucadia National Corp.	6,952	147,869
Lincoln National Corp.	9,796	214,239
Loews Corp.	11,218	458,928
M&T Bank Corp.	4,582	378,336
Marsh & McLennan Companies Inc.	19,671	633,996
MetLife Inc.	37,209	1,147,898
Moody’s Corp.	7,031	256,983
Morgan Stanley	53,404	779,164
NASDAQ OMX Group Inc. (The)	4,424	100,292
Northern Trust Corp.	8,611	396,278
NYSE Euronext Inc.	9,006	230,373
People’s United Financial Inc.	13,746	159,591
Plum Creek Timber Co. Inc.	5,688	225,814
PNC Financial Services Group Inc. (The)(d)	18,802	1,148,990
Principal Financial Group Inc.	10,586	277,671
Progressive Corp. (The)	22,515	468,987

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

Prologis Inc.	16,037	532,910
Prudential Financial Inc.	16,432	795,802
Public Storage(c)	4,819	695,912
Regions Financial Corp.	49,533	334,348
Simon Property Group Inc.	10,507	1,635,520
SLM Corp.	17,380	273,040
State Street Corp.	17,143	765,264
SunTrust Banks Inc.	19,118	463,229
T. Rowe Price Group Inc.	8,927	562,044
Torchmark Corp.	3,634	183,699
Travelers Companies Inc. (The)	13,825	882,588
U.S. Bancorp	66,992	2,154,463
Unum Group	10,428	199,488
Ventas Inc.	9,954	628,296
Vornado Realty Trust	6,478	544,022
Wells Fargo & Co.	187,072	6,255,688
Weyerhaeuser Co.	18,565	415,113
XL Group PLC	11,297	237,689
Zions Bancorp	6,794	131,939

		61,862,777

TOTAL COMMON STOCKS
(Cost: $232,589,030)		148,644,370

PREFERRED STOCKS—1.50%

BRAZIL—1.50%
Banco Bradesco SA SP ADR	73,233	1,088,975
Itau Unibanco Holding SA SP ADR	86,189	1,199,751

		2,288,726

TOTAL PREFERRED STOCKS
(Cost: $2,705,962)		2,288,726

SHORT-TERM INVESTMENTS—0.77%

MONEY MARKET FUNDS—0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,001,039	1,001,039
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	70,662	70,662
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	92,968	92,968

		1,164,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,164,669)		1,164,669

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $236,459,661)		152,097,765
Other Assets, Less Liabilities—(0.11)%		(166,674)

NET ASSETS—100.00%		$151,931,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2012

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.52%

AUSTRALIA—1.07%
CSL Ltd.	115,840	$4,680,802
Sonic Healthcare Ltd.	87,242	1,135,729

		5,816,531
BELGIUM—0.25%
UCB SA	26,788	1,354,373

		1,354,373
CANADA—0.57%
Valeant Pharmaceuticals International Inc.(a)	69,504	3,113,687

		3,113,687
DENMARK—2.47%
Novo Nordisk A/S Class B	92,853	13,448,802

		13,448,802
FRANCE—4.43%
Essilor International SA	48,327	4,495,444
Sanofi	257,925	19,554,080

		24,049,524
GERMANY—4.08%
Bayer AG Registered	187,878	13,537,861
Fresenius Medical Care AG & Co. KGaA	47,241	3,347,075
Fresenius SE & Co. KGaA	28,598	2,967,984
Merck KGaA	14,661	1,464,628
QIAGEN NV(a)(b)	52,128	872,228

		22,189,776
IRELAND—0.30%
Elan Corp. PLC(a)	110,953	1,619,256

		1,619,256
JAPAN—4.54%
Astellas Pharma Inc.	100,635	4,370,225
Daiichi Sankyo Co. Ltd.	144,893	2,431,529
Eisai Co. Ltd.	56,800	2,484,422
Ono Pharmaceutical Co. Ltd.	20,900	1,309,688
Otsuka Holdings Co. Ltd.	108,600	3,325,101
Shionogi & Co. Ltd.	72,400	979,972
Taisho Pharmaceutical Holdings Co. Ltd.	10,800	908,234
Takeda Pharmaceutical Co. Ltd.	162,900	7,380,417
Terumo Corp.	36,200	1,479,033

		24,668,621
SWITZERLAND—11.93%
Actelion Ltd. Registered(a)	24,616	1,011,688

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2012

Lonza Group AG Registered(a)	12,127	504,555
Nobel Biocare Holding AG Registered(a)	28,236	292,055
Novartis AG Registered	614,314	34,334,084
Roche Holding AG Bearer	6,154	1,109,866
Roche Holding AG Genusschein	159,461	27,562,408

		64,814,656
UNITED KINGDOM—8.23%
AstraZeneca PLC	289,962	12,975,187
GlaxoSmithKline PLC	1,146,635	26,023,427
Shire PLC	127,786	3,671,804
Smith & Nephew PLC	202,901	2,028,781

		44,699,199
UNITED STATES—61.65%
Abbott Laboratories	357,656	23,058,082
Aetna Inc.	79,097	3,066,591
Agilent Technologies Inc.	79,097	3,103,766
Alexion Pharmaceuticals Inc.(a)(b)	43,621	4,331,565
Allergan Inc.	69,685	6,450,740
AmerisourceBergen Corp.	56,834	2,236,418
Amgen Inc.	176,837	12,916,174
Baxter International Inc.	125,071	6,647,524
Becton, Dickinson and Co.	45,793	3,423,027
Biogen Idec Inc.(a)	54,481	7,865,967
Boston Scientific Corp.(a)	324,171	1,838,050
Bristol-Myers Squibb Co.	383,177	13,775,213
C.R. Bard Inc.	19,005	2,041,897
Cardinal Health Inc.	78,373	3,291,666
CareFusion Corp.(a)	50,318	1,292,166
Celgene Corp.(a)	99,912	6,410,354
Cerner Corp.(a)(b)	33,304	2,752,909
Cigna Corp.	65,522	2,882,968
Coventry Health Care Inc.	32,761	1,041,472
Covidien PLC	109,505	5,858,517
DaVita Inc.(a)(b)	21,358	2,097,569
DENTSPLY International Inc.	32,218	1,218,163
Edwards Lifesciences Corp.(a)	26,064	2,692,411
Eli Lilly and Co.	232,042	9,956,922
Express Scripts Holding Co.(a)	182,991	10,216,388
Forest Laboratories Inc.(a)	60,092	2,102,619
Gilead Sciences Inc.(a)	171,950	8,817,596
Hospira Inc.(a)(b)	37,467	1,310,596
Humana Inc.	37,105	2,873,411
Intuitive Surgical Inc.(a)(b)	9,050	5,011,800
Johnson & Johnson	624,088	42,163,385
Laboratory Corp. of America Holdings(a)(b)	21,901	2,028,252
Life Technologies Corp.(a)	40,363	1,815,931
McKesson Corp.	53,395	5,005,781
Medtronic Inc.	236,205	9,148,220
Merck & Co. Inc.	691,601	28,874,342
Mylan Inc.(a)	97,378	2,080,968
Patterson Companies Inc.	19,367	667,580
PerkinElmer Inc.	25,883	667,781
Perrigo Co.	21,177	2,497,404
Pfizer Inc.	1,702,305	39,153,015
Quest Diagnostics Inc.	35,838	2,146,696
St. Jude Medical Inc.	71,314	2,846,142
Stryker Corp.	73,486	4,049,079
Tenet Healthcare Corp.(a)	95,387	499,828
Thermo Fisher Scientific Inc.	83,441	4,331,422

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2012

UnitedHealth Group Inc.	235,662	13,786,227
Varian Medical Systems Inc.(a)(b)	25,702	1,561,911
Waters Corp.(a)	20,091	1,596,632
Watson Pharmaceuticals Inc.(a)	28,960	2,142,750
WellPoint Inc.	75,296	4,803,132
Zimmer Holdings Inc.	40,001	2,574,464

		335,023,483

TOTAL COMMON STOCKS
(Cost: $539,776,849)		540,797,908

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	8,414,987	8,414,987
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	593,999	593,999
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	389,499	389,499

		9,398,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,398,485)		9,398,485

TOTAL INVESTMENTS IN SECURITIES—101.25%
(Cost: $549,175,334)		550,196,393
Other Assets, Less Liabilities—(1.25)%		(6,796,623)

NET ASSETS—100.00%		$543,399,770

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value
COMMON STOCKS—99.68%

AUSTRALIA—1.86%
Asciano Group	80,040	$356,896
Brambles Ltd.	119,784	756,353
Leighton Holdings Ltd.	14,835	247,412
Qantas Airways Ltd.(a)	186,231	205,213
QR National Ltd.	121,992	425,163
Sydney Airport	114,816	341,307
Toll Holdings Ltd.	55,269	225,481
Transurban Group	109,641	639,485

		3,197,310
BRAZIL—0.21%
Embraer SA SP ADR	13,455	356,961

		356,961
CANADA—2.40%
Bombardier Inc. Class B	108,054	426,090
Canadian National Railway Co.	30,084	2,540,813
Canadian Pacific Railway Ltd.	10,074	738,368
SNC-Lavalin Group Inc.	11,316	423,358

		4,128,629
CHILE—0.39%
LATAM Airlines Group SA SP ADR(b)	26,013	678,939

		678,939
DENMARK—0.42%
A.P. Moeller-Maersk A/S Class B	94	616,804
Vestas Wind Systems A/S(a)	18,561	102,719

		719,523
FINLAND—0.88%
Kone OYJ Class B	13,800	834,139
Metso OYJ	9,315	320,473
Wartsila OYJ Abp	10,833	354,551

		1,509,163
FRANCE—4.91%
ALSTOM	14,904	471,524
Bouygues SA	12,765	343,428
Compagnie de Saint-Gobain	31,809	1,174,686
Edenred SA	11,937	338,496
European Aeronautic Defence and Space Co. NV	27,669	981,067
Safran SA	15,249	565,071
Schneider Electric SA	38,433	2,132,861
Thales SA	6,486	214,172
Vallourec SA	9,039	369,020
Vinci SA	39,813	1,858,551

		8,448,876

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2012

GERMANY—4.26%
Deutsche Lufthansa AG Registered	16,491	190,716
Deutsche Post AG Registered	56,925	1,007,035
GEA Group AG	13,317	354,392
Hochtief AG(a)	2,484	120,261
MAN SE	2,691	275,045
Siemens AG Registered	64,170	5,386,107

		7,333,556
HONG KONG—0.77%
Hutchison Whampoa Ltd.	154,000	1,320,252

		1,320,252
IRELAND—0.12%
Ryanair Holdings PLC SP ADR(a)	6,624	201,370

		201,370
ITALY—0.56%
Atlantia SpA	21,252	271,047
Fiat Industrial SpA	57,339	563,209
Finmeccanica SpA(a)	31,257	126,140

		960,396
JAPAN—14.66%
All Nippon Airways Co. Ltd.(b)	138,000	390,876
Asahi Glass Co. Ltd.	69,000	460,922
Central Japan Railway Co.	138	1,084,422
Dai Nippon Printing Co. Ltd.	39,000	303,534
Daikin Industries Ltd.	20,700	576,975
East Japan Railway Co.	23,700	1,485,149
FANUC Corp.	13,800	2,239,754
Furukawa Electric Co. Ltd.	69,000	161,712
ITOCHU Corp.	96,600	1,007,284
JS Group Corp.	20,700	435,325
Kajima Corp.	69,000	201,491
Kawasaki Heavy Industries Ltd.	138,000	373,581
Kintetsu Corp.(b)	69,000	274,997
Komatsu Ltd.	62,100	1,461,634
Kubota Corp.	69,000	631,282
Marubeni Corp.	138,000	909,738
Mitsubishi Corp.	103,500	2,070,259
Mitsubishi Electric Corp.	138,000	1,141,496
Mitsubishi Heavy Industries Ltd.	207,000	835,368
Mitsui & Co. Ltd.	110,400	1,624,384
Mitsui O.S.K. Lines Ltd.	74,000	263,391
NGK Insulators Ltd.	20,000	218,824
Nidec Corp.	6,900	520,592
Nippon Express Co. Ltd.	69,000	283,645
Nippon Yusen K.K.	138,000	361,474
NSK Ltd.	21,000	134,227
Obayashi Corp.	69,000	301,805
Odakyu Electric Railway Co. Ltd.	69,000	684,898
Secom Co. Ltd.	13,800	630,417
Shimizu Corp.	69,000	238,677
SMC Corp.	4,100	704,487
Sumitomo Corp.	75,900	1,053,982
Sumitomo Electric Industries Ltd.	55,200	680,055
Taisei Corp.	69,000	184,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2012

Tokyu Corp.	69,000	324,289
Toppan Printing Co. Ltd.	31,000	205,916
TOTO Ltd.	7,000	51,936
West Japan Railway Co.	6,900	283,645
Yamato Holdings Co. Ltd.	27,600	442,416

		25,239,055
MEXICO—0.25%
Alfa SAB de CV Series A	27,600	438,384

		438,384
NETHERLANDS—1.23%
Koninklijke Philips Electronics NV	73,485	1,451,998
PostNL NV	31,051	128,067
Randstad Holding NV	7,521	221,195
TNT Express NV	26,496	310,659

		2,111,919
NORWAY—0.26%
Orkla ASA	61,824	447,836

		447,836
SINGAPORE—1.42%
Jardine Matheson Holdings Ltd.	27,600	1,335,840
Keppel Corp. Ltd.	138,000	1,119,861

		2,455,701
SPAIN—0.63%
Abertis Infraestructuras SA	23,536	317,949
Abertis Infraestructuras SA New(a)	1,166	15,752
Actividades de Construcciones y Servicios SA(b)	13,524	289,877
Ferrovial SA	29,946	337,732
International Consolidated Airlines Group SA London(a)	50,784	127,045

		1,088,355
SWEDEN—4.01%
Alfa Laval AB	24,633	421,827
Assa Abloy AB Class B	23,529	656,538
Atlas Copco AB Class A	54,303	1,167,502
Atlas Copco AB Class B	19,182	365,165
Sandvik AB	81,765	1,046,583
Scania AB Class B	24,012	410,845
Securitas AB Class B	22,770	176,819
Skanska AB Class B	33,603	514,580
SKF AB Class B	31,257	615,413
Volvo AB Class A	21,942	251,927
Volvo AB Class B	112,815	1,287,115

		6,914,314
SWITZERLAND—2.72%
ABB Ltd. Registered(a)	163,116	2,662,591
Adecco SA Registered(a)	10,074	447,024
Geberit AG Registered(a)	2,760	544,418
Kuehne & Nagel International AG Registered	3,657	387,143

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2012

SGS SA Registered	345	646,989

		4,688,165
UNITED KINGDOM—5.30%
Aggreko PLC	17,940	583,019
BAE Systems PLC	221,421	1,002,273
Bunzl PLC	20,907	342,016
Capita PLC	44,574	458,623
Cobham PLC	75,348	274,413
Cookson Group PLC	19,389	179,423
Experian PLC	67,896	958,956
FirstGroup PLC	33,051	116,275
G4S PLC	94,323	412,903
Hays PLC	107,295	123,943
IMI PLC	23,184	302,358
Intertek Group PLC	10,488	439,542
Invensys PLC	62,997	220,045
Rentokil Initial PLC	121,992	140,729
Rolls-Royce Holdings PLC(a)	129,099	1,737,324
Serco Group PLC	32,430	272,636
Smiths Group PLC	27,738	441,583
Weir Group PLC (The)	15,387	369,246
Wolseley PLC	19,941	743,442

		9,118,749
UNITED STATES—52.42%
3M Co.	48,507	4,346,227
Avery Dennison Corp.	7,590	207,511
Boeing Co. (The)	52,509	3,901,419
C.H. Robinson Worldwide Inc.	11,454	670,403
Caterpillar Inc.	45,747	3,884,378
Cintas Corp.	7,452	287,722
Cooper Industries PLC	11,316	771,525
CSX Corp.	72,312	1,616,896
Cummins Inc.	13,593	1,317,298
Danaher Corp.	40,227	2,095,022
Deere & Co.	27,945	2,259,912
Dover Corp.	13,110	702,827
Dun & Bradstreet Corp. (The)	3,450	245,537
Eaton Corp.	24,081	954,330
Emerson Electric Co.	51,543	2,400,873
Equifax Inc.	8,073	376,202
Expeditors International of Washington Inc.	15,111	585,551
Fastenal Co.	20,700	834,417
FedEx Corp.	21,735	1,991,143
Flowserve Corp.	4,002	459,229
Fluor Corp.	12,420	612,803
General Dynamics Corp.	25,185	1,661,203
General Electric Co.	740,301	15,427,873
Goodrich Corp.	8,763	1,112,025
Honeywell International Inc.	54,579	3,047,691
Illinois Tool Works Inc.	33,534	1,773,613
Ingersoll-Rand PLC	21,252	896,409
Iron Mountain Inc.	12,075	397,992
Jacobs Engineering Group Inc.(a)(b)	9,729	368,340
Joy Global Inc.	7,866	446,238
L-3 Communications Holdings Inc.	6,969	515,776
Lockheed Martin Corp.	18,354	1,598,266
Masco Corp.	26,427	366,542
Norfolk Southern Corp.	22,494	1,614,394
Northrop Grumman Corp.	17,526	1,117,984

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2012

PACCAR Inc.	25,599	1,003,225
Pall Corp.	8,280	453,827
Parker Hannifin Corp.	10,833	832,841
Pitney Bowes Inc.(b)	14,973	224,146
Precision Castparts Corp.	10,143	1,668,422
Quanta Services Inc.(a)(b)	15,732	378,669
R.R. Donnelley & Sons Co.(b)	14,421	169,735
Raytheon Co.	23,046	1,304,173
Republic Services Inc.	21,942	580,585
Robert Half International Inc.	10,488	299,642
Rockwell Automation Inc.	10,212	674,605
Rockwell Collins Inc.	10,695	527,798
Roper Industries Inc.	6,831	673,400
Ryder System Inc.	3,588	129,204
Snap-on Inc.	4,209	262,010
Southwest Airlines Co.	54,372	501,310
Stanley Black & Decker Inc.	12,144	781,588
Stericycle Inc.(a)(b)	5,934	543,970
Textron Inc.	20,148	501,081
Tyco International Ltd.	32,223	1,702,986
Union Pacific Corp.	32,913	3,926,850
United Parcel Service Inc. Class B	66,240	5,217,062
United Technologies Corp.	63,756	4,815,491
W.W. Grainger Inc.	4,209	804,929
Waste Management Inc.	32,016	1,069,334
Xylem Inc.	13,455	338,662

		90,251,116

TOTAL COMMON STOCKS
(Cost: $190,025,233)		171,608,569

SHORT-TERM INVESTMENTS—1.17%

MONEY MARKET FUNDS—1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,772,768	1,772,768
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	125,137	125,137
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	116,026	116,026

		2,013,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,013,931)		2,013,931

TOTAL INVESTMENTS IN SECURITIES—100.85%
(Cost: $192,039,164)		173,622,500
Other Assets, Less Liabilities—(0.85)%		(1,471,775)

NET ASSETS—100.00%		$172,150,725

SP ADR    - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2012

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—98.38%

AUSTRALIA—7.77%
Australian Infrastructure Fund	1,628,032	$4,005,155
Macquarie Atlas Roads Group(a)	1,034,496	1,585,313
Sydney Airport	1,941,760	5,772,164
Transurban Group	3,819,520	22,277,486

		33,640,118
BRAZIL—1.87%
Centrais Eletricas Brasileiras SA SP ADR	99,328	698,276
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	18,944	1,437,092
CPFL Energia SA SP ADR	36,096	902,039
Ultrapar Participacoes SA SP ADR	223,744	5,074,514

		8,111,921
CANADA—10.12%
AltaGas Ltd.	51,456	1,461,230
Enbridge Inc.	466,432	18,603,291
Pembina Pipeline Corp.	98,560	2,515,603
TransCanada Corp.	418,816	17,529,922
Veresen Inc.	113,024	1,340,389
Westshore Terminals Investment Corp.	98,432	2,377,160

		43,827,595
CHILE—0.80%
Empresa Nacional de Electricidad SA SP ADR	36,224	1,848,511
Enersis SA SP ADR	86,272	1,613,286

		3,461,797
CHINA—5.26%
China Merchants Holdings (International) Co. Ltd.(b)	3,072,000	9,287,069
China Resources Power Holdings Co. Ltd.	595,600	1,220,861
COSCO Pacific Ltd.	4,096,000	5,544,519
Huaneng Power International Inc. Class H SP ADR(b)	30,080	896,384
Jiangsu Expressway Co. Ltd. Class H	3,328,000	3,106,251
Zhejiang Expressway Co. Ltd. Class H	4,096,000	2,698,332

		22,753,416
FRANCE—7.31%
Aeroports de Paris	104,448	7,899,964
Electricite de France SA	96,128	2,140,946
GDF Suez	485,888	11,564,637
Groupe Eurotunnel SA Registered	1,235,840	10,037,394

		31,642,941
GERMANY—6.63%
E.ON AG	671,744	14,492,105
Fraport AG	119,680	6,441,986
Hamburger Hafen und Logistik AG	62,848	1,605,513
RWE AG	150,784	6,156,765

		28,696,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2012

ITALY—4.88%
Ansaldo STS SpA	218,880	1,556,899
Atlantia SpA	897,024	11,440,602
Enel SpA	2,170,624	7,002,271
Societa Iniziative Autostradali e Servizi SpA	163,072	1,148,553

		21,148,325
JAPAN—3.60%
Japan Airport Terminal Co. Ltd.	153,600	1,863,452
Kamigumi Co. Ltd.	666,000	5,283,594
Kansai Electric Power Co. Inc. (The)	243,200	2,910,841
Mitsubishi Logistics Corp.	354,000	3,713,473
Sumitomo Warehouse Co. Ltd. (The)	384,000	1,823,988

		15,595,348
NETHERLANDS—2.62%
Royal Vopak NV	176,768	11,339,752

		11,339,752
NEW ZEALAND—1.22%
Auckland International Airport Ltd.	2,699,264	5,293,661

		5,293,661
NORWAY—0.10%
Ship Finance International Ltd.(b)	26,752	418,134

		418,134
PORTUGAL—0.42%
BRISA—Auto-estradas de Portugal SA(a)	570,240	1,827,249

		1,827,249
RUSSIA—0.22%
RusHydro OJSC SP ADR	399,232	953,765

		953,765
SINGAPORE—4.01%
Hutchison Port Holdings Trust(b)	16,640,000	11,814,400
SATS Ltd.	1,664,000	3,520,303
SIA Engineering Co.(b)	640,000	2,015,788

		17,350,491
SPAIN—4.66%
Abertis Infraestructuras SA	945,292	12,769,985
Abertis Infraestructuras SA New(a)	46,580	629,251
Iberdrola SA	1,438,976	6,791,387

		20,190,623
SWITZERLAND—0.81%
Flughafen Zurich AG Registered	9,984	3,512,596

		3,512,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2012

UNITED KINGDOM—7.44%
BBA Aviation PLC	1,274,880	4,079,155
Centrica PLC	1,729,152	8,624,443
National Grid PLC	1,195,136	12,662,325
SSE PLC	314,112	6,853,027

		32,218,950
UNITED STATES—28.64%
American Electric Power Co. Inc.	161,920	6,460,608
Cheniere Energy Inc.(a)(b)	90,752	1,337,685
Dominion Resources Inc.	192,512	10,395,648
Duke Energy Corp.	451,712	10,416,479
Entergy Corp.	59,264	4,023,433
Exelon Corp.	287,616	10,820,114
FirstEnergy Corp.	140,544	6,913,359
Kinder Morgan Inc.	451,456	14,545,912
NextEra Energy Inc.	139,904	9,626,794
Nordic American Tankers Ltd.(b)	31,872	432,503
Overseas Shipholding Group Inc.(b)	15,104	167,805
PG&E Corp.	138,624	6,275,509
Public Service Enterprise Group Inc.(b)	171,136	5,561,920
Southern Co. (The)	291,456	13,494,413
Spectra Energy Corp.	389,888	11,330,145
Teekay Corp.	40,832	1,195,561
Wesco Aircraft Holdings Inc.(a)(b)	64,000	814,720
Williams Companies Inc. (The)	354,688	10,222,108

		124,034,716

TOTAL COMMON STOCKS
(Cost: $424,966,670)		426,017,767

PREFERRED STOCKS—0.87%

BRAZIL—0.87%
Companhia Energetica de Minas Gerais SP ADR	162,816	2,999,070
Companhia Paranaense de Energia Class B SP ADR	34,304	743,711

		3,742,781

TOTAL PREFERRED STOCKS
(Cost: $2,898,819)		3,742,781

SHORT-TERM INVESTMENTS—1.54%

MONEY MARKET FUNDS—1.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	6,063,730	6,063,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	428,028	428,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	193,521	193,521

		6,685,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,685,279)		6,685,279

TOTAL INVESTMENTS IN SECURITIES—100.79%
(Cost: $434,550,768)		436,445,827
Other Assets, Less Liabilities—(0.79)%		(3,414,030)

NET ASSETS—100.00%		$433,031,797

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—96.66%

AUSTRALIA—11.33%
Alumina Ltd.	714,840	$578,870
Amcor Ltd.	345,576	2,511,510
BHP Billiton Ltd.	921,144	29,695,682
Fortescue Metals Group Ltd.	489,048	2,456,364
Iluka Resources Ltd.	120,624	1,399,669
Incitec Pivot Ltd.	463,008	1,352,628
Newcrest Mining Ltd.	219,240	5,081,190
Orica Ltd.	104,328	2,640,384
Rio Tinto Ltd.	124,824	7,229,224

		52,945,521
AUSTRIA—0.18%
voestalpine AG	32,088	849,242

		849,242
BELGIUM—0.71%
Solvay SA	17,136	1,691,438
Umicore	34,776	1,605,099

		3,296,537
BRAZIL—0.27%
Companhia Siderurgica Nacional SA SP ADR	224,448	1,272,620

		1,272,620
CANADA—12.00%
Agnico-Eagle Mines Ltd.	49,224	1,991,268
Agrium Inc.	45,360	4,014,746
Barrick Gold Corp.	287,280	10,806,992
Eldorado Gold Corp.	203,784	2,506,696
First Quantum Minerals Ltd.	136,416	2,408,640
Goldcorp Inc.	232,680	8,748,467
IAMGOLD Corp.	107,016	1,263,890
Inmet Mining Corp.	14,616	598,289
Kinross Gold Corp.	327,096	2,666,308
Potash Corp. of Saskatchewan Inc.	246,624	10,765,381
Silver Wheaton Corp.	101,304	2,719,790
Teck Resources Ltd. Class B	137,928	4,265,898
Yamana Gold Inc.	214,200	3,300,880

		56,057,245
CHILE—0.83%
CAP SA	21,610	795,608
Empresas CMPC SA	345,912	1,375,522
Sociedad Quimica y Minera de Chile SA Series B SP ADR	30,744	1,711,518

		3,882,648
DENMARK—0.38%
Novozymes A/S Class B	68,880	1,784,846

		1,784,846

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2012

FINLAND—0.60%
Stora Enso OYJ Class R	177,408	1,089,676
UPM-Kymmene OYJ	149,856	1,692,555

		2,782,231
FRANCE—3.56%
ArcelorMittal	265,272	4,076,752
L’Air Liquide SA	89,208	10,194,508
Lafarge SA(a)	53,424	2,383,429

		16,654,689
GERMANY—7.30%
BASF SE	263,592	18,297,775
HeidelbergCement AG	40,656	1,948,466
K+S AG Registered	54,768	2,502,120
Lanxess AG	24,130	1,522,535
Linde AG	48,888	7,609,368
Salzgitter AG	11,088	455,556
ThyssenKrupp AG	110,208	1,795,096

		34,130,916
IRELAND—0.85%
CRH PLC	207,312	3,975,279

		3,975,279
JAPAN—6.96%
Asahi Kasei Corp.	360,000	1,940,093
JFE Holdings Inc.	134,400	2,220,068
JSR Corp.	50,400	867,267
Kobe Steel Ltd.	675,000	803,672
Kuraray Co. Ltd.	100,800	1,297,426
Mitsubishi Chemical Holdings Corp.	336,000	1,469,658
Mitsubishi Materials Corp.	336,000	964,331
Mitsui Chemicals Inc.	276,000	684,898
Mitsui Mining & Smelting Co. Ltd.	168,000	364,256
Nippon Paper Group Inc.(a)	33,600	532,277
Nippon Steel Corp.	1,512,000	3,392,004
Nitto Denko Corp.	50,400	2,131,846
Oji Paper Co. Ltd.	262,000	1,001,504
Shin-Etsu Chemical Co. Ltd.	107,600	5,879,634
Sumitomo Chemical Co. Ltd.	437,000	1,330,881
Sumitomo Metal Industries Ltd.	1,008,000	1,642,311
Sumitomo Metal Mining Co. Ltd.	168,000	1,876,024
Teijin Ltd.	269,000	812,495
Toray Industries Inc.	429,000	2,908,748
Toyo Seikan Kaisha Ltd.	33,600	403,840

		32,523,233
MEXICO—0.45%
Cemex SAB de CV CPO(b)	3,141,667	2,098,984

		2,098,984
NETHERLANDS—1.22%
Akzo Nobel NV	67,032	3,150,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2012

Koninklijke DSM NV	51,912	2,556,103

		5,706,983
NORWAY—0.75%
Norsk Hydro ASA	262,920	1,180,927
Yara International ASA	53,088	2,311,261

		3,492,188
PERU—0.84%
Compania de Minas Buenaventura SA SP ADR	62,328	2,367,218
Southern Copper Corp.	48,720	1,535,167

		3,902,385
PORTUGAL—0.04%
CIMPOR-Cimentos de Portugal SGPS SA(b)	49,056	191,744

		191,744
SOUTH KOREA—1.38%
POSCO(a)	20,328	6,451,502

		6,451,502
SPAIN—0.08%
Acerinox SA	31,920	357,200

		357,200
SWEDEN—0.98%
Boliden AB	78,960	1,098,192
Holmen AB Class B	14,952	406,813
SSAB AB Class A	54,264	448,898
Svenska Cellulosa AB Class B	176,232	2,642,561

		4,596,464
SWITZERLAND—3.54%
Clariant AG Registered(b)	76,944	758,059
Givaudan SA Registered(b)	2,352	2,309,756
Holcim Ltd. Registered(b)	76,440	4,227,822
Syngenta AG Registered	27,048	9,238,900

		16,534,537
TAIWAN—2.69%
China Steel Corp.	3,192,000	2,990,664
Formosa Chemicals & Fibre Corp.	1,088,000	2,854,248
Formosa Plastics Corp.	1,344,000	3,588,797
Nan Ya Plastics Corp.	1,749,000	3,125,200

		12,558,909
UNITED KINGDOM—13.96%
Anglo American PLC	399,504	13,086,587
Antofagasta PLC	111,216	1,897,872
BHP Billiton PLC	606,816	17,188,799
Johnson Matthey PLC	61,656	2,135,233
Lonmin PLC	44,688	542,854
Randgold Resources Ltd.	26,208	2,357,426
Rexam PLC	250,992	1,657,344

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2012

Rio Tinto PLC	406,896	19,267,142
Xstrata PLC	566,496	7,095,727

		65,228,984
UNITED STATES—25.76%
Air Products and Chemicals Inc.	60,648	4,896,113
Airgas Inc.	19,824	1,665,414
Alcoa Inc.	306,432	2,681,280
Allegheny Technologies Inc.	30,912	985,784
Ball Corp.	44,688	1,834,442
Bemis Co. Inc.	28,896	905,601
CF Industries Holdings Inc.	18,816	3,645,412
Cliffs Natural Resources Inc.	40,992	2,020,496
Dow Chemical Co. (The)	343,560	10,822,140
E.I. du Pont de Nemours and Co.	269,136	13,610,208
Eastman Chemical Co.	39,816	2,005,532
Ecolab Inc.	83,664	5,733,494
FMC Corp.	39,312	2,102,406
Freeport-McMoRan Copper & Gold Inc.	272,496	9,283,939
International Flavors & Fragrances Inc.	22,848	1,252,070
International Paper Co.	125,664	3,632,946
MeadWestvaco Corp.	49,392	1,420,020
Monsanto Co.	153,216	12,683,220
Mosaic Co. (The)	85,512	4,682,637
Newmont Mining Corp.	142,296	6,902,779
Nucor Corp.	90,888	3,444,655
Owens-Illinois Inc.(b)	47,880	917,860
PPG Industries Inc.	43,680	4,635,322
Praxair Inc.	85,680	9,315,986
Sealed Air Corp.	55,608	858,588
Sherwin-Williams Co. (The)	24,528	3,246,281
Sigma-Aldrich Corp.	34,440	2,546,149
Titanium Metals Corp.	23,688	267,911
United States Steel Corp.(a)	42,000	865,200
Vulcan Materials Co.	37,464	1,487,695

		120,351,580

TOTAL COMMON STOCKS
(Cost: $556,855,776)		451,626,467

PREFERRED STOCKS—3.01%

BRAZIL—3.01%
Gerdau SA SP ADR	259,896	2,276,689
Vale SA Class A SP ADR(a)	605,472	11,812,759

		14,089,448

TOTAL PREFERRED STOCKS
(Cost: $20,622,085)		14,089,448

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	6,851,645	6,851,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	483,645	483,645

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	500,318	500,318

		7,835,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,835,608)		7,835,608

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $585,313,469)		473,551,523
Other Assets, Less Liabilities—(1.35)%		(6,328,829)

NET ASSETS—100.00%		$467,222,694

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—98.04%

AUSTRALIA—2.17%
Energy Resources of Australia Ltd.(a)	34,336	$55,962
Paladin Energy Ltd.(a)(b)	130,704	167,472

		223,434
CANADA—10.69%
Cameco Corp.	40,736	893,878
Uranium One Inc.(a)	81,184	206,255

		1,100,133
CHINA—2.13%
Shanghai Electric Group Co. Ltd. Class H	544,000	219,512

		219,512
FINLAND—4.12%
Fortum OYJ	22,304	423,724

		423,724
FRANCE—2.84%
Electricite de France SA	13,136	292,563

		292,563
GERMANY—7.85%
E.ON AG	37,424	807,380

		807,380
JAPAN—24.64%
JGC Corp.	28,000	805,364
Kansai Electric Power Co. Inc. (The)	33,600	402,156
Mitsubishi Electric Corp.	102,000	843,715
Mitsubishi Heavy Industries Ltd.	120,000	484,271

		2,535,506
SOUTH KOREA—2.43%
Korea Electric Power Corp. SP ADR(a)	22,368	250,074

		250,074
SPAIN—5.09%
Iberdrola SA	110,912	523,460

		523,460
UNITED KINGDOM—4.90%
AMEC PLC	32,112	504,668

		504,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2012

UNITED STATES—31.18%
Babcock & Wilcox Co. (The)(a)	8,208	201,096
EnergySolutions Inc.(a)	25,936	43,832
Entergy Corp.	7,168	486,635
Exelon Corp.	21,632	813,796
FirstEnergy Corp.	9,952	489,539
NextEra Energy Inc.	12,416	854,345
Shaw Group Inc. (The)(a)	11,696	319,418

		3,208,661

TOTAL COMMON STOCKS
(Cost: $11,622,548)		10,089,115

PREFERRED STOCKS—1.26%

BRAZIL—1.26%
Centrais Eletricas Brasileiras SA Class B SP ADR	13,552	129,828

		129,828

TOTAL PREFERRED STOCKS
(Cost: $155,949)		129,828

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	20,198	20,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,426	1,426
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,805	1,805

		23,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,429)		23,429

TOTAL INVESTMENTS IN SECURITIES—99.53%
(Cost: $11,801,926)		10,242,372
Other Assets, Less Liabilities—0.47%		48,801

NET ASSETS—100.00%		$10,291,173

SP ADR     - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.85%

AUSTRALIA—0.14%
Computershare Ltd.	104,894	$796,735

		796,735
CANADA—0.12%
Research In Motion Ltd.(a)(b)	91,290	675,194

		675,194
FINLAND—0.25%
Nokia OYJ	702,575	1,444,397

		1,444,397
FRANCE—0.83%
Alcatel-Lucent(a)(b)	418,144	690,370
Cap Gemini SA	30,430	1,119,899
Dassault Systemes SA	12,709	1,192,208
Gemalto NV	16,468	1,182,658
STMicroelectronics NV	118,677	649,719

		4,834,854
GERMANY—1.95%
Infineon Technologies AG	203,165	1,374,731
SAP AG	167,544	9,896,478

		11,271,209
JAPAN—6.76%
Advantest Corp.	17,900	276,161
Canon Inc.	214,800	8,520,391
FUJIFILM Holdings Corp.	89,500	1,680,298
Fujitsu Ltd.	358,000	1,700,489
Hirose Electric Co. Ltd.	4,200	412,683
Hitachi Ltd.	895,000	5,462,652
Hoya Corp.	89,500	1,959,600
Keyence Corp.	6,160	1,514,716
Konica Minolta Holdings Inc.	89,500	698,816
Kyocera Corp.	35,800	3,064,469
Murata Manufacturing Co. Ltd.	35,800	1,864,256
NEC Corp.(a)	495,000	763,066
Nintendo Co. Ltd.	19,700	2,283,807
NTT Data Corp.	179	545,817
Ricoh Co. Ltd.	179,000	1,494,097
Rohm Co. Ltd.	17,900	683,112
TDK Corp.	22,100	886,327
Tokyo Electron Ltd.	35,800	1,657,864
Toshiba Corp.	716,000	2,692,067
Yahoo! Japan Corp.	3,043	980,899

		39,141,587

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2012

NETHERLANDS—0.71%
ASML Holding NV	80,550	4,095,524

		4,095,524
SOUTH KOREA—4.99%
Samsung Electronics Co. Ltd.(b)	27,566	28,905,370

		28,905,370
SPAIN—0.22%
Amadeus IT Holding SA Class A	59,786	1,267,053

		1,267,053
SWEDEN—0.89%
Telefonaktiebolaget LM Ericsson Class B	562,418	5,137,410

		5,137,410
TAIWAN—4.03%
Hon Hai Precision Industry Co. Ltd.	1,718,392	5,140,513
HTC Corp.	179,000	2,332,960
MediaTek Inc.	182,000	1,662,573
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	4,833,600	13,149,462
United Microelectronics Corp.	2,506,350	1,081,878

		23,367,386
UNITED KINGDOM—0.63%
ARM Holdings PLC	260,087	2,062,104
Logica PLC	288,369	479,430
Sage Group PLC (The)	257,581	1,120,300

		3,661,834
UNITED STATES—78.33%
Accenture PLC Class A	120,646	7,249,618
Adobe Systems Inc.(a)	91,827	2,972,440
Advanced Micro Devices Inc.(a)(b)	103,820	594,889
Akamai Technologies Inc.(a)	33,831	1,074,134
Altera Corp.	60,323	2,041,330
Amphenol Corp. Class A	30,251	1,661,385
Analog Devices Inc.	55,132	2,076,822
Apple Inc.(a)	173,988	101,608,992
Applied Materials Inc.	242,008	2,773,412
Autodesk Inc.(a)	42,602	1,490,644
Automatic Data Processing Inc.	92,006	5,121,054
BMC Software Inc.(a)(b)	30,788	1,314,032
Broadcom Corp. Class A(a)	91,111	3,079,552
CA Inc.	67,662	1,832,964
Cisco Systems Inc.	995,956	17,100,565
Citrix Systems Inc.(a)	35,084	2,944,951
Cognizant Technology Solutions Corp. Class A(a)	57,459	3,447,540
Computer Sciences Corp.	27,208	675,303
Corning Inc.	282,820	3,656,863
Dell Inc.(a)	277,450	3,473,674
eBay Inc.(a)	213,547	8,971,109
Electronic Arts Inc.(a)(b)	60,323	744,989
EMC Corp.(a)	385,208	9,872,881
F5 Networks Inc.(a)	14,857	1,479,163

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2012

Fidelity National Information Services Inc.	45,824	1,561,682
First Solar Inc.(a)(b)	9,487	142,874
Fiserv Inc.(a)(b)	26,134	1,887,397
FLIR Systems Inc.	28,103	548,008
Google Inc. Class A(a)	47,256	27,411,788
Harris Corp.	21,122	883,956
Hewlett-Packard Co.	367,487	7,390,164
Intel Corp.	938,139	25,001,404
International Business Machines Corp.	214,621	41,975,575
Intuit Inc.	54,595	3,240,213
Jabil Circuit Inc.	33,831	687,784
JDS Uniphase Corp.(a)(b)	41,528	456,808
Juniper Networks Inc.(a)(b)	97,913	1,596,961
KLA-Tencor Corp.	31,325	1,542,756
Lam Research Corp.(a)(b)	33,831	1,276,782
Lexmark International Inc. Class A	12,888	342,563
Linear Technology Corp.	41,707	1,306,680
LSI Corp.(a)	110,085	701,241
MasterCard Inc. Class A	19,869	8,545,856
Microchip Technology Inc.	37,411	1,237,556
Micron Technology Inc.(a)(b)	178,105	1,123,843
Microsoft Corp.	1,391,904	42,578,343
Molex Inc.	24,344	582,795
Motorola Solutions Inc.	54,953	2,643,789
NetApp Inc.(a)	67,662	2,153,005
NVIDIA Corp.(a)	111,875	1,546,112
Oracle Corp.	722,265	21,451,270
Paychex Inc.	61,576	1,934,102
QUALCOMM Inc.	317,367	17,670,995
Red Hat Inc.(a)(b)	36,516	2,062,424
SAIC Inc.	47,793	579,251
Salesforce.com Inc.(a)(b)	25,418	3,514,293
SanDisk Corp.(a)(b)	44,571	1,625,950
Seagate Technology PLC	70,347	1,725,612
Symantec Corp.(a)	136,040	1,987,544
TE Connectivity Ltd.	80,371	2,564,639
Teradata Corp.(a)	32,041	2,307,272
Teradyne Inc.(a)(b)	34,010	478,181
Texas Instruments Inc.	214,979	6,167,748
Total System Services Inc.	30,788	736,757
VeriSign Inc.(a)	30,072	1,310,237
Visa Inc. Class A	93,080	11,507,480
Western Digital Corp.(a)	38,664	1,178,479
Western Union Co.	115,455	1,944,262
Xerox Corp.	240,218	1,890,516
Xilinx Inc.	50,836	1,706,565
Yahoo! Inc.(a)	227,330	3,598,634

		453,566,452

TOTAL COMMON STOCKS
(Cost: $553,934,157)		578,165,005

SHORT-TERM INVESTMENTS—1.93%

MONEY MARKET FUNDS—1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	9,946,245	9,946,245
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	702,088	702,088

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	524,434	524,434

		11,172,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,172,767)		11,172,767

TOTAL INVESTMENTS IN SECURITIES—101.78%
(Cost: $565,106,924)		589,337,772
Other Assets, Less Liabilities—(1.78)%		(10,290,399)

NET ASSETS—100.00%		$579,047,373

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.07%

AUSTRALIA—4.13%
Telstra Corp. Ltd.	5,201,942	$19,676,008

		19,676,008
AUSTRIA—0.19%
Telekom Austria AG	91,466	900,625

		900,625
BELGIUM—0.40%
Belgacom SA	66,234	1,887,438

		1,887,438
CANADA—5.78%
BCE Inc.	326,356	13,439,036
Rogers Communications Inc. Class B	178,450	6,460,924
TELUS Corp.	127,395	7,640,326

		27,540,286
CHINA—4.75%
China Mobile Ltd.(a)	2,075,000	22,671,091

		22,671,091
FRANCE—4.30%
France Telecom SA	801,282	10,549,995
Vivendi SA	535,516	9,942,498

		20,492,493
GERMANY—2.83%
Deutsche Telekom AG Registered	1,230,392	13,512,607

		13,512,607
ITALY—0.83%
Telecom Italia SpA	4,014,876	3,976,709

		3,976,709
JAPAN—8.03%
Nippon Telegraph and Telephone Corp.	332,000	15,395,413
NTT DoCoMo Inc.	5,644	9,386,625
SoftBank Corp.	365,200	13,515,924

		38,297,962
MEXICO—5.87%
America Movil SAB de CV Series L	21,613,280	27,994,767

		27,994,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2012

NETHERLANDS—1.19%
Koninklijke KPN NV(a)	591,292	5,669,865

		5,669,865
NORWAY—1.09%
Telenor ASA	311,748	5,186,666

		5,186,666
PORTUGAL—0.35%
Portugal Telecom SGPS SA Registered	376,322	1,650,009

		1,650,009
SINGAPORE—1.72%
Singapore Telecommunications Ltd.	3,154,550	8,217,568

		8,217,568
SPAIN—4.55%
Telefonica SA	1,648,380	21,692,761

		21,692,761
SWEDEN—2.19%
Millicom International Cellular SA SDR	29,714	2,802,477
Tele2 AB Class B	129,148	1,998,291
TeliaSonera AB	883,950	5,650,190

		10,450,958
SWITZERLAND—0.78%
Swisscom AG Registered	9,296	3,743,936

		3,743,936
TAIWAN—1.07%
Chunghwa Telecom Co. Ltd. SP ADR	162,182	5,097,380

		5,097,380
UNITED KINGDOM—14.46%
BT Group PLC	3,235,506	10,727,980
Cable & Wireless Communications PLC	1,033,516	479,821
Vodafone Group PLC	20,530,382	57,720,085

		68,927,886
UNITED STATES—34.56%
AT&T Inc.	2,438,872	86,970,175
CenturyLink Inc.	259,292	10,239,441
Crown Castle International Corp.(b)	107,900	6,329,414
Frontier Communications Corp.(a)	408,526	1,564,655
MetroPCS Communications Inc.(b)	120,018	726,109
Sprint Nextel Corp.(a)(b)	1,239,522	4,040,842
Verizon Communications Inc.	1,182,750	52,561,410

Schedule of Investments (Unaudited) (Continued)
iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2012

Windstream Corp.	242,692	2,344,405

		164,776,451

TOTAL COMMON STOCKS
(Cost: $497,100,271)		472,363,466

PREFERRED STOCKS—0.30%

BRAZIL—0.30%
Oi SA SP ADR(a)	116,698	1,440,053

		1,440,053

TOTAL PREFERRED STOCKS
(Cost: $1,804,821)		1,440,053

SHORT-TERM INVESTMENTS—3.36%

MONEY MARKET FUNDS—3.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	14,504,514	14,504,514
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,023,848	1,023,848
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	502,887	502,887

		16,031,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,031,249)		16,031,249

TOTAL INVESTMENTS IN SECURITIES—102.73%
(Cost: $514,936,341)		489,834,768
Other Assets, Less Liabilities—(2.73)%		(13,017,341)

NET ASSETS—100.00%		$476,817,427

SDR        - Swedish Depositary Receipts

SP ADR  - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—98.72%

BRAZIL—4.95%
Duratex SA	646,800	$3,406,319
Fibria Celulose SA SP ADR(a)(b)	522,192	3,911,218

		7,317,537
CANADA—9.18%
Canfor Corp.(b)	423,060	5,037,960
Sino-Forest Corp. Class A(a)(b)(c)	786,708	77
West Fraser Timber Co. Ltd.	169,224	8,525,524

		13,563,561
FINLAND—7.44%
Stora Enso OYJ Class R	892,452	5,481,621
UPM-Kymmene OYJ	488,136	5,513,274

		10,994,895
HONG KONG—1.79%
Nine Dragons Paper (Holdings) Ltd.(a)	4,752,000	2,640,391

		2,640,391
JAPAN—9.00%
Nippon Paper Group Inc.(a)	290,400	4,600,396
Oji Paper Co. Ltd.	1,320,000	5,045,745
Sumitomo Forestry Co. Ltd.	409,200	3,651,465

		13,297,606
SINGAPORE—7.06%
Golden Agri-Resources Ltd.	10,824,000	5,724,724
Wilmar International Ltd.	1,650,000	4,702,005

		10,426,729
SOUTH AFRICA—3.01%
Sappi Ltd.(b)	1,321,980	4,437,042

		4,437,042
SWEDEN—6.49%
Holmen AB Class B	147,048	4,000,872
Svenska Cellulosa AB Class B	372,504	5,585,617

		9,586,489
UNITED STATES—49.80%
Deltic Timber Corp.	59,136	3,606,113
International Paper Co.	183,876	5,315,855
MeadWestvaco Corp.	235,620	6,774,075
Packaging Corp. of America	217,932	6,154,400
Plum Creek Timber Co. Inc.(a)	313,368	12,440,709
Potlatch Corp.(a)	224,268	7,163,120
Rayonier Inc.	291,720	13,098,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2012

Sonoco Products Co.	192,324	5,798,569
Weyerhaeuser Co.	590,964	13,213,955

		73,565,024

TOTAL COMMON STOCKS
(Cost: $178,987,899)		145,829,274

PREFERRED STOCKS—1.05%

BRAZIL—1.05%
Suzano Papel e Celulose SA Class A	792,000	1,557,750

		1,557,750

TOTAL PREFERRED STOCKS
(Cost: $3,142,903)		1,557,750

SHORT-TERM INVESTMENTS—8.85%

MONEY MARKET FUNDS—8.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	12,008,406	12,008,406
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	847,652	847,652
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	216,809	216,809

		13,072,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,072,867)		13,072,867

TOTAL INVESTMENTS IN SECURITIES—108.62%
(Cost: $195,203,669)		160,459,891
Other Assets, Less Liabilities—(8.62)%		(12,735,553)

NET ASSETS—100.00%		$147,724,338

SP ADR     - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—98.05%

AUSTRALIA—0.92%
AGL Energy Ltd.	164,045	$2,483,640

		2,483,640
BRAZIL—0.52%
Centrais Eletricas Brasileiras SA SP ADR	88,107	619,392
CPFL Energia SA SP ADR	31,605	789,809

		1,409,201
CANADA—1.10%
Fortis Inc.	57,018	1,805,985
TransAlta Corp.	68,112	1,152,515

		2,958,500
CHILE—1.16%
Empresa Nacional de Electricidad SA SP ADR(a)	33,024	1,685,215
Enersis SA SP ADR	77,142	1,442,555

		3,127,770
FINLAND—0.93%
Fortum OYJ	132,096	2,509,517

		2,509,517
FRANCE—5.63%
Electricite de France SA	86,817	1,933,573
GDF Suez	434,730	10,347,023
Suez Environnement SA	87,849	943,719
Veolia Environnement	157,380	1,994,035

		15,218,350
GERMANY—7.05%
E.ON AG	603,978	13,030,131
RWE AG	147,576	6,025,777

		19,055,908
HONG KONG—4.04%
CLP Holdings Ltd.(a)	580,500	4,920,538
Hong Kong and China Gas Co. Ltd. (The)	1,575,873	3,335,869
Power Assets Holdings Ltd.(a)	356,000	2,666,495

		10,922,902
ITALY—3.74%
Enel SpA	1,951,899	6,296,680
Snam SpA	538,833	2,406,998
Terna SpA	384,162	1,386,509

		10,090,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2012

JAPAN—5.09%
Chubu Electric Power Co. Inc.	193,500	3,138,100
Kansai Electric Power Co. Inc. (The)	219,300	2,624,784
Kyushu Electric Power Co. Inc.	116,100	1,375,041
Osaka Gas Co. Ltd.	542,000	2,268,806
Tokyo Electric Power Co. Inc. (The)(b)	438,600	846,527
Tokyo Gas Co. Ltd.	685,000	3,494,109

		13,747,367
PORTUGAL—0.69%
Energias de Portugal SA	790,254	1,869,353

		1,869,353
SPAIN—3.58%
Acciona SA	9,675	578,296
Enagas SA	57,405	1,046,852
Gas Natural SDG SA	103,974	1,333,337
Iberdrola SA	1,119,849	5,285,236
Red Electrica Corporacion SA	32,766	1,430,826

		9,674,547
UNITED KINGDOM—12.33%
Centrica PLC	1,557,546	7,768,529
Drax Group PLC	110,037	967,353
International Power PLC	459,885	3,015,062
National Grid PLC	1,072,764	11,365,808
Severn Trent PLC	71,466	1,852,862
SSE PLC	282,510	6,163,561
United Utilities Group PLC	205,239	2,172,874

		33,306,049
UNITED STATES—51.27%
AES Corp. (The)(b)	194,403	2,494,191
AGL Resources Inc.	35,346	1,369,658
Ameren Corp.	73,143	2,453,216
American Electric Power Co. Inc.	146,157	5,831,664
CenterPoint Energy Inc.	128,742	2,661,097
CMS Energy Corp.	78,303	1,840,121
Consolidated Edison Inc.	88,365	5,495,419
Dominion Resources Inc.	172,602	9,320,508
DTE Energy Co.	51,471	3,053,775
Duke Energy Corp.	403,770	9,310,936
Edison International	98,427	4,547,327
Entergy Corp.	53,535	3,634,491
Exelon Corp.	257,355	9,681,695
FirstEnergy Corp.	126,291	6,212,254
Integrys Energy Group Inc.	23,478	1,335,194
NextEra Energy Inc.	125,904	8,663,454
NiSource Inc.	85,527	2,116,793
Northeast Utilities	94,815	3,679,770
NRG Energy Inc.(b)	68,757	1,193,622
ONEOK Inc.	62,823	2,658,041
Pepco Holdings Inc.	68,886	1,348,099
PG&E Corp.	127,452	5,769,752
Pinnacle West Capital Corp.	33,153	1,715,336
PPL Corp.	175,182	4,871,812
Progress Energy Inc.	89,397	5,379,018
Public Service Enterprise Group Inc.	152,736	4,963,920

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2012

SCANA Corp.	35,088	1,678,610
Sempra Energy	72,498	4,993,662
Southern Co. (The)	262,128	12,136,526
TECO Energy Inc.	65,145	1,176,519
Wisconsin Energy Corp.	69,402	2,746,237
Xcel Energy Inc.	146,931	4,174,310

		138,507,027

TOTAL COMMON STOCKS
(Cost: $314,364,705)		264,880,318

PREFERRED STOCKS—1.23%

BRAZIL—1.23%
Companhia Energetica de Minas Gerais SP ADR	144,996	2,670,827
Companhia Paranaense de Energia Class B SP ADR	30,315	657,229

		3,328,056

TOTAL PREFERRED STOCKS
(Cost: $2,476,968)		3,328,056

SHORT-TERM INVESTMENTS—0.76%

MONEY MARKET FUNDS—0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,746,832	1,746,832
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	123,306	123,306
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	185,506	185,506

		2,055,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,055,644)		2,055,644

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $318,897,317)		270,264,018
Other Assets, Less Liabilities—(0.04)%		(108,622)

NET ASSETS—100.00%		$270,155,396

SP ADR     - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.42%

AGRICULTURE—8.50%
ITC Ltd.	4,259,150	$19,587,777

		19,587,777
AUTO MANUFACTURERS—5.52%
Mahindra & Mahindra Ltd.	364,855	4,583,776
Maruti Suzuki (India) Ltd.	106,425	2,211,398
Tata Motors Ltd.	1,377,290	5,931,681

		12,726,855
BANKS—19.84%
Axis Bank Ltd.	209,625	3,782,336
Bank of Baroda	147,705	1,922,959
HDFC Bank Ltd.	1,433,620	14,351,480
ICICI Bank Ltd.	914,610	14,613,939
Kotak Mahindra Bank Ltd.	300,785	3,164,667
Punjab National Bank Ltd.	200	2,872
State Bank of India	205,970	7,899,267

		45,737,520
BUILDING MATERIALS—1.62%
ACC Ltd.	77,615	1,748,285
Ambuja Cements Ltd.	638,765	1,974,901
Grasim Industries Ltd.	200	9,382

		3,732,568
CHEMICALS—1.07%
Asian Paints Ltd.	35,690	2,465,270

		2,465,270
COAL—1.34%
Coal India Ltd.	500,520	3,083,406

		3,083,406
COMPUTERS—12.53%
Infosys Ltd.	378,615	16,875,757
Tata Consultancy Services Ltd.	400,115	9,079,437
Wipro Ltd.	411,080	2,920,169

		28,875,363
DIVERSIFIED FINANCIAL SERVICES—6.95%
Housing Development Finance Corp. Ltd.	1,173,040	13,610,973
Infrastructure Development Finance Co. Ltd.	991,580	2,398,146

		16,009,119
ELECTRIC—3.83%
NTPC Ltd.	1,045,330	2,960,793
Power Grid Corp. of India Ltd.	1,162,935	2,345,702

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2012

Reliance Infrastructure Ltd.	109,220	1,083,081
Tata Power Co. Ltd.	1,310,640	2,437,588

		8,827,164
ELECTRICAL COMPONENTS & EQUIPMENT—1.58%
Bharat Heavy Electricals Ltd.	642,850	2,654,418
Siemens Ltd.	74,820	975,405

		3,629,823
ENGINEERING & CONSTRUCTION—5.11%
Jaiprakash Associates Ltd.	922,565	1,204,521
Larsen & Toubro Ltd.	425,700	10,570,095

		11,774,616
GAS—1.00%
GAIL (India) Ltd.	370,230	2,315,623

		2,315,623
HOUSEHOLD PRODUCTS & WARES—2.87%
Hindustan Unilever Ltd.	818,075	6,604,762

		6,604,762
IRON & STEEL—3.26%
Jindal Steel & Power Ltd.	304,010	2,540,032
Steel Authority of India Ltd.	494,930	796,530
Tata Steel Ltd.	531,480	4,167,721

		7,504,283
LEISURE TIME—2.57%
Bajaj Auto Ltd.(a)	107,500	3,003,488
Hero Motocorp Ltd.	76,540	2,922,375

		5,925,863
MINING—2.30%
Hindalco Industries Ltd.	1,020,175	2,172,822
Sesa Goa Ltd.	321,425	1,094,255
Sterlite Industries (India) Ltd.	1,111,765	2,028,213

		5,295,290
OIL & GAS—11.87%
Bharat Petroleum Corp. Ltd.	104,275	1,378,015
Cairn (India) Ltd.(a)	289,605	1,582,166
Oil & Natural Gas Corp. Ltd.	1,394,275	7,054,965
Reliance Industries Ltd.	1,322,680	17,336,165

		27,351,311
PHARMACEUTICALS—4.25%
Cipla Ltd.	411,080	2,311,526
Dr. Reddy’s Laboratories Ltd.	101,910	2,983,622
Ranbaxy Laboratories Ltd.(a)	127,280	1,109,108
Sun Pharmaceuticals Industries Ltd.	300,570	3,394,660

		9,798,916

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2012

REAL ESTATE—0.46%
DLF Ltd.	302,720	1,067,680

		1,067,680
SOFTWARE—0.73%
HCL Technologies Ltd.	199,950	1,692,267

		1,692,267
TELECOMMUNICATIONS—2.22%
Bharti Airtel Ltd.	946,000	5,126,162

		5,126,162

TOTAL COMMON STOCKS
(Cost: $240,966,135)		229,131,638

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	75,762	75,762

		75,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,762)		75,762

TOTAL INVESTMENTS IN SECURITIES—99.45%
(Cost: $241,041,897)		229,207,400
Other Assets, Less Liabilities—0.55%		1,277,360

NET ASSETS—100.00%		$230,484,760

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

June 30, 2012

Security	Shares	Value

PREFERRED STOCKS—99.12%

CANADA—78.06%
Bank of Montreal Series 13, 4.50%	72,333	$1,831,296
Bank of Montreal Series 23, 5.40%(a)	83,106	2,170,889
Bank of Montreal Series 25, 3.90%(a)	60,021	1,504,278
Bank of Nova Scotia Series 14, 4.50%	71,037	1,790,820
Bank of Nova Scotia Series 15, 4.50%	71,037	1,809,634
Bank of Nova Scotia Series 16, 5.25%	71,199	1,850,776
Bank of Nova Scotia Series 32, 3.70%(a)	82,296	2,018,147
BCE Inc. Series AK, 4.15%(a)	122,472	3,021,405
Bell Aliant Inc. Series C, 4.55%(a)	23,814	589,831
Brookfield Asset Management Inc., 4.80%(a)	51,273	1,291,067
Brookfield Asset Management Inc. Series 02, 2.10%(a)	55,728	918,368
Brookfield Asset Management Inc. Series 18, 4.75%	39,690	928,936
Brookfield Asset Management Inc. Series 32, 4.50%(a)	61,479	1,516,697
Brookfield Office Properties Inc. Series R, 5.10%(a)	51,030	1,276,438
Canadian Imperial Bank of Commerce Series 26, 5.75%	51,273	1,311,185
Canadian Utilities Ltd. Series Y, 4.00%(a)	67,149	1,702,684
Enbridge Inc., 4.00%(a)	92,097	2,314,508
Enbridge Inc. Series F, 4.00%(a)	102,627	2,567,059
Enbridge Inc. Series H, 4.00%(a)	71,685	1,786,060
Fairfax Financial Holdings Ltd. Series G, 5.00%(a)	51,273	1,208,583
Fairfax Financial Holdings Ltd. Series K, 5.00%(a)	48,762	1,191,965
Great-West Lifeco Inc. Series P, 5.40%	51,435	1,299,182
Husky Energy Inc. Series 1, 4.45%(a)	61,560	1,550,700
Intact Financial Corp. Series 1, 4.20%(a)	51,516	1,283,036
Intact Financial Corp. Series 3, 4.20%(a)	51,840	1,300,259
Manulife Financial Corp., 4.40%(a)	40,743	1,007,934
Manulife Financial Corp. Series 2, 4.65%	72,657	1,658,471
Manulife Financial Corp. Series 3, 4.20%(a)	40,905	951,755
Manulife Financial Corp. Series 3, 4.50%	62,208	1,399,215
Manulife Financial Corp. Series 4, 6.60%(a)	93,069	2,453,052
Manulife Financial Corp. Series 1-7, 4.60%(a)	50,949	1,266,416
Nexen Inc. Series 2, 5.00%(a)	30,699	764,276
Power Corp. of Canada Series G, 5.60%	41,310	1,050,326
Power Financial Corp. Series R, 5.50%	51,516	1,316,893
RONA Inc., 5.25%(a)	30,699	745,304
Royal Bank of Canada Series AA, 4.45%	61,884	1,556,433
Royal Bank of Canada Series AB, 4.70%	61,398	1,550,835
Royal Bank of Canada Series AE, 4.50%	51,435	1,289,091
Royal Bank of Canada Series AF, 4.45%	41,634	1,050,396
Royal Bank of Canada Series AJ, 5.00%	82,134	2,064,932
Royal Bank of Canada Series AV, 6.25%(a)	82,701	2,179,779
Shaw Communications Inc. Series A, 4.50%(a)	61,236	1,501,692
Sun Life Financial Inc., 4.25%(a)	61,641	1,520,694
Sun Life Financial Inc. Series 01, 4.75%	82,539	1,898,612
Sun Life Financial Inc. Series 04, 4.45%	62,451	1,356,285
Sun Life Financial Inc. Series 10R, 3.90%(a)	41,553	1,010,446
Toronto-Dominion Bank (The) Series AK, 6.25%(a)	73,224	1,938,610
Toronto-Dominion Bank (The) Series O, 4.85%	89,019	2,258,984
TransCanada Corp. Series 1, 4.60%(a)	112,914	2,846,525
TransCanada Corp. Series 3, 4.00%(a)	71,766	1,768,367
Veresen Inc. Series A, 4.40%(a)	41,148	1,010,688

		79,449,814
SINGAPORE—2.98%
Frasers Commercial Trust Series A, 5.50%	1,770,741	1,411,784

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

June 30, 2012

Oversea Chinese Banking, 4.20%	2,025,000	1,622,494

		3,034,278
SWEDEN—5.28%
Sagax AB, 0.00%	195,291	812,015
Swedbank AB, 10.42%	292,005	4,564,693

		5,376,708
UNITED KINGDOM—12.80%
Aviva PLC, 8.38%	519,453	853,436
Aviva PLC, 8.75%	523,341	872,137
Balfour Beatty PLC, 9.68%	581,823	1,145,263
Co-Operative Bank PLC, 9.25%	311,688	592,751
Ecclesiastical Insurance Group PLC, 8.63%	552,906	964,766
General Accident PLC, 7.88%	571,293	888,204
General Accident PLC, 8.88%	729,081	1,179,263
National Westminster Bank PLC Series A, 9.00%	727,542	1,152,525
Raven Russia Ltd., 12.00%	745,200	1,504,842
RSA Insurance Group PLC, 7.38%	646,380	1,054,368
Santander UK PLC, 10.38%	701,298	1,033,954
Standard Chartered PLC, 7.38%	494,586	831,974
Standard Chartered PLC, 8.25%	514,431	948,060

		13,021,543

TOTAL PREFERRED STOCKS
(Cost: $101,819,091)		100,882,343

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	43,912	43,912

		43,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,912)		43,912

TOTAL INVESTMENTS IN SECURITIES—99.16%
(Cost: $101,863,003)		100,926,255
Other Assets, Less Liabilities—0.84%		850,074

NET ASSETS—100.00%		$101,776,329

(a)	Variable rate security. Rate shown is as of report date.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—56.51%

BRAZIL—6.72%
BRF—Brasil Foods SA SP ADR(a)	2,442,960	$37,108,562
Centrais Eletricas Brasileiras SA SP ADR	1,070,628	7,526,515
Companhia Siderurgica Nacional SA SP ADR	2,678,364	15,186,324
CPFL Energia SA SP ADR(a)	512,245	12,801,003
Embraer SA SP ADR	560,196	14,862,000
Redecard SA	1,279,200	20,818,806

		108,303,210
CHILE—13.09%
Banco de Chile SP ADR	175,760	14,851,697
Banco Santander (Chile) SA SP ADR(a)	168,478	13,055,360
CAP SA	237,460	8,742,480
Cencosud SA	3,124,907	17,190,410
Empresa Nacional de Electricidad SA SP ADR	444,600	22,687,938
Empresas CMPC SA	3,849,406	15,307,194
Empresas Copec SA	1,725,672	25,388,301
Enersis SA SP ADR	982,176	18,366,691
LATAM Airlines Group SA SP ADR(a)	873,115	22,788,302
S.A.C.I. Falabella SA	3,235,284	29,892,401
Sociedad Quimica y Minera de Chile SA Series B SP ADR	407,472	22,683,966

		210,954,740
COLOMBIA—3.51%
Bancolombia SA SP ADR	242,268	14,981,853
Ecopetrol SA SP ADR(a)	746,304	41,636,300

		56,618,153
MEXICO—28.50%
Alfa SAB de CV Series A	1,014,000	16,105,848
America Movil SAB de CV Series L	181,849,200	235,541,572
Cemex SAB de CV CPO(b)	36,364,382	24,295,467
Fomento Economico Mexicano SAB de CV BD Units	6,957,600	61,683,994
Grupo Elektra SA de CV(a)	236,340	9,507,184
Grupo Modelo SAB de CV Series C	2,355,600	20,696,309
Grupo Televisa SAB CPO	9,115,700	38,979,311
Wal-Mart de Mexico SAB de CV Series V	19,780,800	52,671,597

		459,481,282
PERU—4.69%
Compania de Minas Buenaventura SA SP ADR	801,216	30,430,184
Credicorp Ltd.	214,968	27,062,322
Southern Copper Corp.	574,989	18,117,903

		75,610,409

TOTAL COMMON STOCKS
(Cost: $979,524,737)		910,967,794

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2012

PREFERRED STOCKS—42.87%

BRAZIL—42.87%
Banco Bradesco SA SP ADR	6,796,764	101,067,881
Companhia de Bebidas das Americas SP ADR	2,061,540	79,018,828
Companhia Energetica de Minas Gerais SP ADR	1,826,136	33,637,425
Companhia Paranaense de Energia Class B SP ADR	456,456	9,895,966
Gerdau SA SP ADR	3,199,092	28,024,046
Itau Unibanco Holding SA SP ADR	8,050,536	112,063,461
Itausa—Investimentos Itau SA	8,798,400	37,051,401
Oi SA SP ADR(a)	1,023,672	12,632,112
Petroleo Brasileiro SA SP ADR	7,328,429	132,937,702
Vale SA Class A SP ADR(a)	7,419,984	144,763,888

		691,092,710

TOTAL PREFERRED STOCKS
(Cost: $951,278,281)		691,092,710

SHORT-TERM INVESTMENTS—3.85%

MONEY MARKET FUNDS—3.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	57,641,816	57,641,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	4,068,833	4,068,833
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	279,854	279,854

		61,990,503

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,990,503)		61,990,503

TOTAL INVESTMENTS IN SECURITIES—103.23%
(Cost: $1,992,793,521)		1,664,051,007
Other Assets, Less Liabilities—(3.23)%		(52,061,436)

NET ASSETS—100.00%		$1,611,989,571

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.15%
Lamar Advertising Co. Class A(a)	530,934	$15,184,712

		15,184,712
AEROSPACE & DEFENSE—1.14%
Alliant Techsystems Inc.	301,646	15,254,238
BE Aerospace Inc.(a)	943,522	41,194,170
Esterline Technologies Corp.(a)(b)	279,708	17,439,794
Exelis Inc.	1,687,227	16,636,058
Triumph Group Inc.	451,854	25,425,825

		115,950,085
AGRICULTURE—0.10%
Universal Corp.	212,435	9,842,114

		9,842,114
AIRLINES—0.34%
Alaska Air Group Inc.(a)	644,253	23,128,683
JetBlue Airways Corp.(a)(b)	2,079,427	11,020,963

		34,149,646
APPAREL—1.11%
Carter’s Inc.(a)(b)	465,524	24,486,562
Deckers Outdoor Corp.(a)(b)	350,008	15,403,852
Hanesbrands Inc.(a)(b)	886,725	24,588,884
Under Armour Inc. Class A(a)(b)	336,208	31,764,932
Warnaco Group Inc. (The)(a)	370,915	15,793,561

		112,037,791
AUTO MANUFACTURERS—0.17%
Oshkosh Corp.(a)	829,580	17,379,701

		17,379,701
BANKS—3.92%
Associated Banc-Corp	1,579,194	20,829,569
BancorpSouth Inc.	741,537	10,767,117
Bank of Hawaii Corp.	413,421	18,996,695
Cathay General Bancorp	710,700	11,733,657
City National Corp.	425,112	20,651,941
Commerce Bancshares Inc.	715,867	27,131,359
Cullen/Frost Bankers Inc.	557,502	32,050,790
East West Bancorp Inc.	1,309,096	30,711,392
FirstMerit Corp.	997,862	16,484,680
Fulton Financial Corp.	1,816,913	18,150,961
Hancock Holding Co.	769,801	23,432,743
International Bancshares Corp.(b)	479,142	9,352,852
Prosperity Bancshares Inc.	430,867	18,109,340
Signature Bank(a)(b)	419,667	25,587,097
SVB Financial Group(a)	400,745	23,531,746
Synovus Financial Corp.	6,768,135	13,400,907
TCF Financial Corp.	1,466,566	16,836,178

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

Trustmark Corp.	586,422	14,355,611
Valley National Bancorp(b)	1,794,499	19,021,689
Webster Financial Corp.	671,841	14,552,076
Westamerica Bancorp(b)	253,053	11,941,571

		397,629,971
BEVERAGES—0.25%
Green Mountain Coffee Roasters Inc.(a)(b)	1,182,045	25,744,940

		25,744,940
BIOTECHNOLOGY—2.41%
Bio-Rad Laboratories Inc. Class A(a)	179,038	17,905,590
Charles River Laboratories International Inc.(a)	442,633	14,500,657
Regeneron Pharmaceuticals Inc.(a)(b)	707,587	80,820,587
United Therapeutics Corp.(a)	487,210	24,058,430
Vertex Pharmaceuticals Inc.(a)	1,914,599	107,064,376

		244,349,640
BUILDING MATERIALS—0.99%
Fortune Brands Home & Security Inc.(a)(b)	1,449,302	32,275,956
Lennox International Inc.	461,680	21,528,138
Louisiana-Pacific Corp.(a)(b)	1,253,139	13,634,152
Martin Marietta Materials Inc.	413,149	32,564,404

		100,002,650
CHEMICALS—2.91%
Albemarle Corp.	808,833	48,238,800
Ashland Inc.	711,526	49,315,867
Cabot Corp.	575,890	23,438,723
Cytec Industries Inc.	418,066	24,515,390
Intrepid Potash Inc.(a)(b)	481,077	10,949,313
Minerals Technologies Inc.	161,996	10,332,105
NewMarket Corp.	96,099	20,815,043
Olin Corp.	725,125	15,147,861
RPM International Inc.	1,194,060	32,478,432
Sensient Technologies Corp.	453,991	16,675,090
Valspar Corp. (The)	826,878	43,402,826

		295,309,450
COAL—0.13%
Arch Coal Inc.(b)	1,927,388	13,279,703
Patriot Coal Corp.(a)(b)	788	962

		13,280,665
COMMERCIAL SERVICES—5.50%
Aaron’s Inc.	689,893	19,530,871
Alliance Data Systems Corp.(a)(b)	456,820	61,670,700
Brink’s Co. (The)	427,437	9,907,990
Convergys Corp.(b)	1,058,000	15,626,660
CoreLogic Inc.(a)	965,977	17,687,039
Corporate Executive Board Co. (The)	304,449	12,445,875
Corrections Corp. of America	908,763	26,763,070
Deluxe Corp.	465,422	11,607,625
FTI Consulting Inc.(a)(b)	379,711	10,916,691
Gartner Inc.(a)(b)	846,327	36,434,377
Global Payments Inc.	712,772	30,813,134
HMS Holdings Corp.(a)(b)	780,885	26,011,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

ITT Educational Services Inc.(a)(b)	163,219	9,915,554
Korn/Ferry International(a)	436,592	6,265,095
Lender Processing Services Inc.	765,924	19,362,559
Manpower Inc.	728,531	26,700,661
Matthews International Corp. Class A	255,554	8,302,949
Monster Worldwide Inc.(a)(b)	1,099,887	9,349,040
Rent-A-Center Inc.	537,838	18,146,654
Rollins Inc.	584,451	13,074,169
SEI Investments Co.	1,308,557	26,027,199
Service Corp. International	1,973,100	24,407,247
Sotheby’s	612,595	20,436,169
Strayer Education Inc.(b)	108,050	11,779,611
Towers Watson & Co. Class A	462,432	27,699,677
United Rentals Inc.(a)(b)	764,852	26,035,562
Valassis Communications Inc.(a)(b)	390,287	8,488,742
Wright Express Corp.(a)(b)	353,016	21,788,148

		557,194,347
COMPUTERS—2.35%
Cadence Design Systems Inc.(a)(b)	2,490,679	27,372,562
Diebold Inc.	570,967	21,074,392
DST Systems Inc.	308,908	16,776,794
Jack Henry & Associates Inc.	792,492	27,356,824
Mentor Graphics Corp.(a)(b)	849,850	12,747,750
MICROS Systems Inc.(a)	729,992	37,375,590
NCR Corp.(a)	1,439,930	32,729,609
Riverbed Technology Inc.(a)(b)	1,438,781	23,236,313
Synopsys Inc.(a)	1,336,570	39,335,255

		238,005,089
DISTRIBUTION & WHOLESALE—1.38%
Arrow Electronics Inc.(a)	1,013,945	33,267,535
Ingram Micro Inc. Class A(a)	1,380,985	24,125,808
LKQ Corp.(a)	1,336,818	44,649,721
Owens & Minor Inc.(b)	576,138	17,647,107
Watsco Inc.	267,777	19,761,943

		139,452,114
DIVERSIFIED FINANCIAL SERVICES—1.97%
Affiliated Managers Group Inc.(a)	465,847	50,986,954
CBOE Holdings Inc.	794,624	21,995,192
Eaton Vance Corp.	1,047,042	28,217,782
Greenhill & Co. Inc.(b)	264,215	9,419,265
Janus Capital Group Inc.	1,704,034	13,325,546
Jefferies Group Inc.	1,363,729	17,714,840
Raymond James Financial Inc.	1,010,875	34,612,360
Waddell & Reed Financial Inc. Class A	782,441	23,692,313

		199,964,252
ELECTRIC—3.56%
Alliant Energy Corp.	1,005,211	45,807,465
Black Hills Corp.	401,375	12,912,234
Cleco Corp.	552,557	23,113,459
Great Plains Energy Inc.	1,389,569	29,750,672
Hawaiian Electric Industries Inc.	878,166	25,045,294
IDACORP Inc.	453,208	19,070,993
MDU Resources Group Inc.	1,713,237	37,023,052
National Fuel Gas Co.	756,000	35,516,880
NV Energy Inc.	2,141,186	37,642,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

OGE Energy Corp.	893,989	46,299,690
PNM Resources Inc.	721,051	14,089,337
Westar Energy Inc.	1,142,682	34,223,326

		360,494,452
ELECTRICAL COMPONENTS & EQUIPMENT—1.88%
Acuity Brands Inc.	384,546	19,577,237
AMETEK Inc.	1,458,167	72,777,115
Energizer Holdings Inc.(a)	592,835	44,610,834
General Cable Corp.(a)(b)	449,420	11,657,955
Hubbell Inc. Class B	536,878	41,844,271

		190,467,412
ELECTRONICS—2.50%
Avnet Inc.(a)	1,317,214	40,649,224
Gentex Corp.	1,309,993	27,339,554
Itron Inc.(a)(b)	363,896	15,007,071
Mettler-Toledo International Inc.(a)(b)	285,673	44,522,137
National Instruments Corp.	844,033	22,670,727
Tech Data Corp.(a)(b)	361,875	17,431,519
Trimble Navigation Ltd.(a)(b)	1,134,730	52,208,927
Vishay Intertechnology Inc.(a)(b)	1,303,946	12,296,211
Woodward Inc.	545,228	21,503,792

		253,629,162
ENGINEERING & CONSTRUCTION—0.97%
AECOM Technology Corp.(a)	1,024,712	16,856,512
Granite Construction Inc.	313,787	8,192,979
KBR Inc.	1,347,136	33,287,731
Shaw Group Inc. (The)(a)	595,716	16,269,004
URS Corp.	688,347	24,009,543

		98,615,769
ENTERTAINMENT—0.62%
Bally Technologies Inc.(a)(b)	391,431	18,264,170
Cinemark Holdings Inc.	928,185	21,209,027
DreamWorks Animation SKG Inc. Class A(a)(b)	645,576	12,304,679
International Speedway Corp. Class A	251,075	6,573,144
Scientific Games Corp. Class A(a)(b)	532,925	4,556,509

		62,907,529
ENVIRONMENTAL CONTROL—0.68%
Clean Harbors Inc.(a)	430,446	24,285,764
Mine Safety Appliances Co.	281,622	11,332,469
Waste Connections Inc.	1,117,001	33,420,670

		69,038,903
FOOD—2.06%
Flowers Foods Inc.	1,021,078	23,719,642
Harris Teeter Supermarkets Inc.	446,953	18,320,603
Hillshire Brands Co.	1,075,994	31,193,066
Ingredion Inc.	693,528	34,343,507
Lancaster Colony Corp.	179,975	12,816,020
Post Holdings Inc.(a)(b)	248,026	7,626,799
Ralcorp Holdings Inc.(a)	500,887	33,429,198
Smithfield Foods Inc.(a)	1,463,640	31,658,533
SUPERVALU Inc.(b)	1,914,334	9,916,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

Tootsie Roll Industries Inc.(b)	232,475	5,546,854

		208,570,472
FOREST PRODUCTS & PAPER—0.25%
Domtar Corp.	328,549	25,202,994

		25,202,994
GAS—1.31%
Atmos Energy Corp.	815,942	28,615,086
Questar Corp.	1,619,099	33,774,405
UGI Corp.	1,019,804	30,012,832
Vectren Corp.	744,143	21,967,101
WGL Holdings Inc.	467,277	18,574,261

		132,943,685
HAND & MACHINE TOOLS—0.80%
Kennametal Inc.	724,498	24,017,109
Lincoln Electric Holdings Inc.	759,246	33,247,382
Regal Beloit Corp.	378,174	23,545,113

		80,809,604
HEALTH CARE - PRODUCTS—3.70%
Cooper Companies Inc. (The)	429,022	34,218,795
Gen-Probe Inc.(a)	414,004	34,031,129
Henry Schein Inc.(a)(b)	815,248	63,988,815
Hill-Rom Holdings Inc.	561,396	17,319,067
Hologic Inc.(a)	2,398,781	43,274,009
IDEXX Laboratories Inc.(a)(b)	499,942	48,059,424
Masimo Corp.(a)	519,015	11,615,556
ResMed Inc.(a)(b)	1,293,981	40,372,207
Steris Corp.	522,427	16,388,535
TECHNE Corp.	333,363	24,735,535
Teleflex Inc.	370,105	22,543,095
Thoratec Corp.(a)	533,860	17,927,019

		374,473,186
HEALTH CARE - SERVICES—2.44%
AMERIGROUP Corp.(a)(b)	440,037	29,002,839
Community Health Systems Inc.(a)	823,461	23,081,612
Covance Inc.(a)(b)	503,800	24,106,830
Health Management Associates Inc. Class A(a)	2,322,997	18,235,527
Health Net Inc.(a)	756,355	18,356,736
LifePoint Hospitals Inc.(a)	441,632	18,098,079
Lincare Holdings Inc.	784,669	26,694,439
MEDNAX Inc.(a)(b)	446,507	30,603,590
Universal Health Services Inc. Class B	877,071	37,854,384
WellCare Health Plans Inc.(a)	391,330	20,740,490

		246,774,526
HOLDING COMPANIES - DIVERSIFIED—0.14%
Apollo Investment Corp.	1,848,588	14,197,156

		14,197,156
HOME BUILDERS—1.05%
KB Home(b)	659,273	6,460,875
M.D.C. Holdings Inc.	342,060	11,175,100

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

NVR Inc.(a)	46,042	39,135,700
Thor Industries Inc.	382,748	10,491,123
Toll Brothers Inc.(a)(b)	1,329,679	39,531,357

		106,794,155
HOME FURNISHINGS—0.13%
Tempur-Pedic International Inc.(a)(b)	577,213	13,501,012

		13,501,012
HOUSEHOLD PRODUCTS & WARES—1.12%
Church & Dwight Co. Inc.	1,260,085	69,896,915
Scotts Miracle-Gro Co. (The) Class A	394,583	16,225,253
Tupperware Brands Corp.	506,645	27,743,880

		113,866,048
INSURANCE—4.58%
Alleghany Corp.(a)	132,014	44,851,756
American Financial Group Inc.	687,211	26,959,288
Arthur J. Gallagher & Co.	1,074,730	37,690,781
Aspen Insurance Holdings Ltd.(b)	647,239	18,705,207
Brown & Brown Inc.	1,051,824	28,683,240
Everest Re Group Ltd.	478,411	49,510,754
Fidelity National Financial Inc. Class A	2,017,795	38,862,732
First American Financial Corp.	963,018	16,332,785
Hanover Insurance Group Inc. (The)	407,842	15,958,857
HCC Insurance Holdings Inc.	916,131	28,766,513
Kemper Corp.	450,513	13,853,275
Mercury General Corp.	310,068	12,920,534
Old Republic International Corp.	2,356,795	19,537,831
Protective Life Corp.	735,894	21,642,643
Reinsurance Group of America Inc.	667,657	35,526,029
StanCorp Financial Group Inc.	401,634	14,924,719
W.R. Berkley Corp.	1,015,492	39,522,949

		464,249,893
INTERNET—1.97%
AOL Inc.(a)(b)	849,655	23,858,313
Equinix Inc.(a)(b)	436,131	76,606,410
Rackspace Hosting Inc.(a)(b)	967,521	42,512,873
TIBCO Software Inc.(a)	1,495,286	44,738,957
ValueClick Inc.(a)(b)	734,060	12,031,243

		199,747,796
IRON & STEEL—0.89%
Carpenter Technology Corp.	398,684	19,073,043
Commercial Metals Co.	1,056,184	13,350,166
Reliance Steel & Aluminum Co.	682,837	34,483,268
Steel Dynamics Inc.	1,989,228	23,373,429

		90,279,906
LEISURE TIME—0.72%
Life Time Fitness Inc.(a)(b)	388,397	18,064,345
Polaris Industries Inc.	622,713	44,511,525
WMS Industries Inc.(a)(b)	499,812	9,971,249

		72,547,119

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

MACHINERY—2.11%
AGCO Corp.(a)	882,041	40,335,735
Gardner Denver Inc.	455,117	24,080,241
Graco Inc.	548,076	25,255,342
IDEX Corp.	762,227	29,711,608
Nordson Corp.	514,618	26,394,757
Terex Corp.(a)(b)	1,002,720	17,878,498
Wabtec Corp.	437,031	34,092,788
Zebra Technologies Corp. Class A(a)	471,487	16,200,293

		213,949,262
MANUFACTURING—2.53%
AptarGroup Inc.	604,421	30,855,692
Carlisle Companies Inc.	564,396	29,924,276
CLARCOR Inc.	456,574	21,988,604
Crane Co.	446,564	16,245,998
Donaldson Co. Inc.	1,349,152	45,021,202
Harsco Corp.	729,176	14,860,607
ITT Corp.	837,599	14,741,742
Pentair Inc.	897,280	34,347,879
SPX Corp.	458,615	29,956,732
Trinity Industries Inc.	727,157	18,164,382

		256,107,114
MEDIA—1.02%
AMC Networks Inc. Class A(a)	522,185	18,563,677
FactSet Research Systems Inc.	407,073	37,833,365
John Wiley & Sons Inc. Class A	424,187	20,780,921
Meredith Corp.(b)	339,707	10,850,241
New York Times Co. (The) Class A(a)(b)	1,108,129	8,643,406
Scholastic Corp.	229,911	6,474,294

		103,145,904
METAL FABRICATE & HARDWARE—0.68%
Timken Co. (The)	761,609	34,874,076
Valmont Industries Inc.	204,529	24,741,873
Worthington Industries Inc.	479,028	9,805,703

		69,421,652
MINING—0.64%
Compass Minerals International Inc.	299,840	22,871,795
Royal Gold Inc.	540,500	42,375,200

		65,246,995
OFFICE FURNISHINGS—0.20%
Herman Miller Inc.	529,791	9,811,729
HNI Corp.(b)	415,369	10,695,752

		20,507,481
OIL & GAS—2.91%
Atwood Oceanics Inc.(a)(b)	514,520	19,469,437
Bill Barrett Corp.(a)(b)	437,843	9,378,597
Cimarex Energy Co.	777,699	42,866,769
Energen Corp.	655,853	29,598,646
Forest Oil Corp.(a)(b)	1,075,771	7,885,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

HollyFrontier Corp.	1,876,064	66,468,947
Northern Oil and Gas Inc.(a)(b)	580,069	9,246,300
Patterson-UTI Energy Inc.	1,413,351	20,578,391
Plains Exploration & Production Co.(a)(b)	1,167,695	41,079,510
Quicksilver Resources Inc.(a)(b)	1,095,261	5,936,315
SM Energy Co.	582,942	28,628,282
Unit Corp.(a)(b)	378,751	13,972,124

		295,108,719
OIL & GAS SERVICES—1.85%
CARBO Ceramics Inc.(b)	179,745	13,791,834
Dresser-Rand Group Inc.(a)	687,326	30,613,500
Dril-Quip Inc.(a)(b)	314,439	20,624,054
Helix Energy Solutions Group Inc.(a)(b)	956,883	15,702,450
Oceaneering International Inc.	981,194	46,959,945
Oil States International Inc.(a)(b)	468,955	31,044,821
Superior Energy Services Inc.(a)	1,427,360	28,875,493

		187,612,097
PACKAGING & CONTAINERS—1.17%
Greif Inc. Class A	277,273	11,368,193
Packaging Corp. of America	888,966	25,104,400
Rock-Tenn Co. Class A	640,025	34,913,364
Silgan Holdings Inc.	450,384	19,226,893
Sonoco Products Co.	914,271	27,565,270

		118,178,120
PHARMACEUTICALS—1.42%
Catalyst Health Solutions Inc.(a)	458,529	42,844,950
Endo Health Solutions Inc.(a)	1,061,513	32,885,673
Medicis Pharmaceutical Corp. Class A	538,327	18,383,867
Omnicare Inc.	1,023,132	31,952,412
VCA Antech Inc.(a)(b)	791,692	17,401,390

		143,468,292
REAL ESTATE—0.28%
Jones Lang LaSalle Inc.	396,644	27,911,838

		27,911,838
REAL ESTATE INVESTMENT TRUSTS—9.78%
Alexandria Real Estate Equities Inc.	562,731	40,921,798
American Campus Communities Inc.	678,237	30,507,100
BioMed Realty Trust Inc.	1,396,171	26,080,474
BRE Properties Inc. Class A	696,586	34,843,232
Camden Property Trust	728,125	49,272,219
Corporate Office Properties Trust(b)	652,142	15,331,858
Duke Realty Corp.	2,419,926	35,427,717
Equity One Inc.(b)	538,908	11,424,850
Essex Property Trust Inc.	319,358	49,155,583
Federal Realty Investment Trust	579,829	60,354,401
Highwoods Properties Inc.(b)	665,873	22,406,627
Home Properties Inc.	441,772	27,107,130
Hospitality Properties Trust	1,122,811	27,812,029
Liberty Property Trust(b)	1,066,124	39,276,008
Macerich Co. (The)	1,202,569	71,011,700
Mack-Cali Realty Corp.(b)	797,391	23,180,156
National Retail Properties Inc.(b)	970,817	27,464,413
Omega Healthcare Investors Inc.(b)	958,388	21,563,730

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

Potlatch Corp.(b)	367,363	11,733,574
Rayonier Inc.	1,106,118	49,664,698
Realty Income Corp.(b)	1,209,066	50,502,687
Regency Centers Corp.	815,920	38,813,314
Senior Housing Properties Trust	1,473,273	32,883,453
SL Green Realty Corp.(b)	813,154	65,247,477
Taubman Centers Inc.	532,288	41,071,342
UDR Inc.	2,272,080	58,710,547
Weingarten Realty Investors(b)	1,098,958	28,946,554

		990,714,671
RETAIL—7.18%
Advance Auto Parts Inc.	666,442	45,464,673
Aeropostale Inc.(a)	736,395	13,129,923
American Eagle Outfitters Inc.	1,779,809	35,115,632
ANN INC.(a)(b)	441,469	11,253,045
Ascena Retail Group Inc.(a)	1,231,530	22,931,089
Barnes & Noble Inc.(a)(b)	373,977	6,155,661
Bob Evans Farms Inc.	262,952	10,570,670
Brinker International Inc.	685,132	21,835,157
Cheesecake Factory Inc. (The)(a)(b)	490,073	15,662,733
Chico’s FAS Inc.	1,522,572	22,594,969
Collective Brands Inc.(a)(b)	559,220	11,978,492
Copart Inc.(a)	945,337	22,395,034
Dick’s Sporting Goods Inc.	856,668	41,120,064
Foot Locker Inc.	1,377,221	42,115,418
Guess? Inc.	588,122	17,861,265
HSN Inc.	356,219	14,373,437
MSC Industrial Direct Co. Inc. Class A	418,742	27,448,538
Office Depot Inc.(a)(b)	2,566,969	5,544,653
Panera Bread Co. Class A(a)	269,469	37,574,757
PetSmart Inc.	983,329	67,043,371
PVH Corp.	638,460	49,665,803
RadioShack Corp.(b)	907,991	3,486,685
Regis Corp.	524,632	9,422,391
Saks Inc.(a)(b)	1,450,853	15,451,585
Signet Jewelers Ltd.(b)	770,825	33,924,008
Tractor Supply Co.	653,683	54,294,910
Wendy’s Co. (The)	2,678,953	12,644,658
Williams-Sonoma Inc.	901,718	31,533,079
World Fuel Services Corp.	651,698	24,784,075

		727,375,775
SAVINGS & LOANS—0.97%
Astoria Financial Corp.	765,517	7,502,067
First Niagara Financial Group Inc.	3,198,140	24,465,771
New York Community Bancorp Inc.(b)	3,983,001	49,907,002
Washington Federal Inc.	971,704	16,412,081

		98,286,921
SEMICONDUCTORS—2.30%
Atmel Corp.(a)	4,035,899	27,040,523
Cree Inc.(a)(b)	1,050,288	26,960,893
Cypress Semiconductor Corp.(a)	1,383,510	18,290,002
Fairchild Semiconductor International Inc.(a)	1,150,406	16,220,725
Integrated Device Technology Inc.(a)(b)	1,292,196	7,262,142
International Rectifier Corp.(a)(b)	631,120	12,616,089
Intersil Corp. Class A	1,154,436	12,294,743
MEMC Electronic Materials Inc.(a)(b)	2,109,585	4,577,799
Qlogic Corp.(a)(b)	882,987	12,088,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

Rovi Corp.(a)	1,004,856	19,715,275
Semtech Corp.(a)(b)	594,197	14,450,871
Silicon Laboratories Inc.(a)(b)	390,658	14,805,938
Skyworks Solutions Inc.(a)	1,719,558	47,064,303

		233,387,395
SHIPBUILDING—0.18%
Huntington Ingalls Industries Inc.(a)	447,403	18,003,497

		18,003,497
SOFTWARE—3.66%
ACI Worldwide Inc.(a)(b)	362,233	16,014,321
Acxiom Corp.(a)	694,409	10,492,520
Advent Software Inc.(a)(b)	289,220	7,840,754
Allscripts Healthcare Solutions Inc.(a)	1,727,652	18,883,236
ANSYS Inc.(a)	845,003	53,328,139
Broadridge Financial Solutions Inc.	1,132,746	24,093,507
Compuware Corp.(a)	1,981,049	18,403,945
Concur Technologies Inc.(a)(b)	426,381	29,036,546
Fair Isaac Corp.	310,698	13,136,312
Informatica Corp.(a)(b)	980,900	41,550,924
ManTech International Corp. Class A(b)	212,398	4,984,981
MSCI Inc. Class A(a)(b)	1,101,338	37,467,519
Parametric Technology Corp.(a)(b)	1,082,957	22,698,779
Quest Software Inc.(a)	513,715	14,306,963
Solera Holdings Inc.	631,814	26,403,507
VeriFone Systems Inc.(a)(b)	976,967	32,327,838

		370,969,791
TELECOMMUNICATIONS—1.56%
ADTRAN Inc.	579,456	17,493,777
Ciena Corp.(a)(b)	901,412	14,756,115
NeuStar Inc. Class A(a)	607,396	20,287,026
Plantronics Inc.	386,102	12,895,807
Polycom Inc.(a)	1,621,431	17,057,454
RF Micro Devices Inc.(a)(b)	2,516,677	10,695,877
Telephone & Data Systems Inc.	875,759	18,644,909
Tellabs Inc.	3,336,239	11,109,676
tw telecom inc.(a)(b)	1,363,623	34,990,566

		157,931,207
TEXTILES—0.36%
Mohawk Industries Inc.(a)(b)	519,901	36,304,687

		36,304,687
TRANSPORTATION—2.44%
Alexander & Baldwin Holdings Inc.	382,129	20,348,369
Con-way Inc.	505,929	18,269,096
J.B. Hunt Transport Services Inc.	816,924	48,688,671
Kansas City Southern Industries Inc.	997,786	69,405,994
Kirby Corp.(a)(b)	507,647	23,900,021
Landstar System Inc.	426,646	22,066,131
Tidewater Inc.	465,631	21,586,653
UTi Worldwide Inc.	938,775	13,715,503
Werner Enterprises Inc.	406,143	9,702,756

		247,683,194

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

TRUCKING & LEASING—0.16%
GATX Corp.	423,071	16,288,233

		16,288,233
WATER—0.31%
Aqua America Inc.	1,263,289	31,531,693

		31,531,693

TOTAL COMMON STOCKS
(Cost: $9,680,289,462)		10,123,722,484

SHORT-TERM INVESTMENTS—13.23%

MONEY MARKET FUNDS—13.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,242,854,753	1,242,854,753
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	87,730,907	87,730,907
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	10,056,218	10,056,218

		1,340,641,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,340,641,878)		1,340,641,878

TOTAL INVESTMENTS IN SECURITIES—113.13%
(Cost: $11,020,931,340)		11,464,364,362
Other Assets, Less Liabilities—(13.13)%		(1,330,653,599)

NET ASSETS—100.00%		$10,133,710,763

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2012

Financial futures contracts purchased as of June 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
90	S&P MidCap 400 E-Mini (Sept 2012)	Chicago Mercantile	$8,455,500	$333,230

As of June 30, 2012, the Fund has pledged, to brokers, cash in the amount of $1,410,000 for initial margin requirements on outstanding futures contracts. See Note 4.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.13%
Lamar Advertising Co. Class A(a)	133,845	$3,827,967

		3,827,967
AEROSPACE & DEFENSE—1.30%
Alliant Techsystems Inc.	83,694	4,232,405
BE Aerospace Inc.(a)	313,074	13,668,811
Esterline Technologies Corp.(a)	80,883	5,043,055
Triumph Group Inc.	246,126	13,849,510

		36,793,781
AIRLINES—0.45%
Alaska Air Group Inc.(a)	351,147	12,606,177

		12,606,177
APPAREL—1.69%
Carter’s Inc.(a)(b)	253,269	13,321,949
Deckers Outdoor Corp.(a)(b)	190,607	8,388,614
Under Armour Inc. Class A(a)(b)	182,933	17,283,510
Warnaco Group Inc. (The)(a)	203,277	8,655,535

		47,649,608
BANKS—1.81%
Bank of Hawaii Corp.	112,742	5,180,495
Commerce Bancshares Inc.	163,766	6,206,731
Cullen/Frost Bankers Inc.	170,229	9,786,465
Prosperity Bancshares Inc.	133,966	5,630,591
Signature Bank(a)(b)	228,081	13,906,099
SVB Financial Group(a)	107,309	6,301,184
Westamerica Bancorp	86,952	4,103,265

		51,114,830
BEVERAGES—0.50%
Green Mountain Coffee Roasters Inc.(a)(b)	644,593	14,039,236

		14,039,236
BIOTECHNOLOGY—3.59%
Bio-Rad Laboratories Inc. Class A(a)	97,925	9,793,479
Charles River Laboratories International Inc.(a)	111,634	3,657,130
Regeneron Pharmaceuticals Inc.(a)	385,761	44,061,622
United Therapeutics Corp.(a)	265,172	13,094,193
Vertex Pharmaceuticals Inc.(a)	553,228	30,936,510

		101,542,934
BUILDING MATERIALS—0.54%
Fortune Brands Home & Security Inc.(a)	268,820	5,986,622
Martin Marietta Materials Inc.	117,515	9,262,532

		15,249,154

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

CHEMICALS—2.21%
Albemarle Corp.	441,083	26,306,190
Intrepid Potash Inc.(a)(b)	261,016	5,940,724
Minerals Technologies Inc.	58,902	3,756,770
NewMarket Corp.	52,280	11,323,848
Sensient Technologies Corp.	140,942	5,176,800
Valspar Corp. (The)	189,751	9,960,030

		62,464,362
COMMERCIAL SERVICES—5.77%
Aaron’s Inc.	214,693	6,077,959
Alliance Data Systems Corp.(a)(b)	249,037	33,619,995
Corporate Executive Board Co. (The)	92,948	3,799,714
FTI Consulting Inc.(a)(b)	207,919	5,977,671
Gartner Inc.(a)(b)	461,172	19,853,455
Global Payments Inc.	388,240	16,783,615
HMS Holdings Corp.(a)(b)	424,640	14,144,758
ITT Educational Services Inc.(a)(b)	89,657	5,446,663
Lender Processing Services Inc.	238,601	6,031,833
Matthews International Corp. Class A	71,233	2,314,360
Rollins Inc.	207,959	4,652,043
SEI Investments Co.	242,397	4,821,276
Sotheby’s	130,858	4,365,423
Strayer Education Inc.(b)	58,763	6,406,342
Towers Watson & Co. Class A	188,710	11,303,729
United Rentals Inc.(a)(b)	162,961	5,547,193
Wright Express Corp.(a)(b)	191,879	11,842,772

		162,988,801
COMPUTERS—2.26%
Cadence Design Systems Inc.(a)	462,508	5,082,963
Jack Henry & Associates Inc.	431,371	14,890,927
MICROS Systems Inc.(a)	397,188	20,336,026
Riverbed Technology Inc.(a)	782,875	12,643,431
Synopsys Inc.(a)	371,554	10,934,834

		63,888,181
DISTRIBUTION & WHOLESALE—1.24%
LKQ Corp.(a)	729,035	24,349,769
Watsco Inc.	146,004	10,775,095

		35,124,864
DIVERSIFIED FINANCIAL SERVICES—1.44%
Affiliated Managers Group Inc.(a)	126,853	13,884,061
CBOE Holdings Inc.	294,533	8,152,673
Eaton Vance Corp.	320,536	8,638,445
Greenhill & Co. Inc.(b)	60,478	2,156,041
Waddell & Reed Financial Inc. Class A	256,578	7,769,182

		40,600,402
ELECTRIC—2.02%
Alliant Energy Corp.	257,514	11,734,913
Black Hills Corp.	133,210	4,285,366
Cleco Corp.	165,956	6,941,940
IDACORP Inc.	143,914	6,055,901
National Fuel Gas Co.	238,299	11,195,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

OGE Energy Corp.	326,470	16,907,881

		57,121,288
ELECTRICAL COMPONENTS & EQUIPMENT—2.69%
Acuity Brands Inc.	117,442	5,978,972
AMETEK Inc.	794,947	39,675,805
Energizer Holdings Inc.(a)	180,876	13,610,919
Hubbell Inc. Class B	216,604	16,882,116

		76,147,812
ELECTRONICS—3.07%
Gentex Corp.	712,532	14,870,543
Mettler-Toledo International Inc.(a)(b)	155,525	24,238,571
National Instruments Corp.	281,597	7,563,695
Trimble Navigation Ltd.(a)(b)	618,651	28,464,133
Woodward Inc.	296,995	11,713,483

		86,850,425
ENTERTAINMENT—0.48%
Bally Technologies Inc.(a)(b)	119,553	5,578,343
Cinemark Holdings Inc.	318,852	7,285,768
Scientific Games Corp. Class A(a)	96,982	829,196

		13,693,307
ENVIRONMENTAL CONTROL—1.02%
Clean Harbors Inc.(a)	234,285	13,218,360
Mine Safety Appliances Co.	73,694	2,965,446
Waste Connections Inc.	420,350	12,576,872

		28,760,678
FOOD—1.77%
Flowers Foods Inc.	284,943	6,619,226
Hillshire Brands Co.	217,404	6,302,542
Ingredion Inc.	377,295	18,683,649
Lancaster Colony Corp.	98,644	7,024,439
Post Holdings Inc.(a)(b)	60,763	1,868,462
Ralcorp Holdings Inc.(a)	123,062	8,213,158
Tootsie Roll Industries Inc.(b)	60,972	1,454,792

		50,166,268
FOREST PRODUCTS & PAPER—0.25%
Domtar Corp.	93,079	7,140,090

		7,140,090
GAS—0.37%
Questar Corp.	264,788	5,523,478
WGL Holdings Inc.	127,628	5,073,213

		10,596,691
HAND & MACHINE TOOLS—0.59%
Lincoln Electric Holdings Inc.	215,575	9,440,029
Regal Beloit Corp.	115,488	7,190,283

		16,630,312

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

HEALTH CARE - PRODUCTS—6.35%
Cooper Companies Inc. (The)	234,087	18,670,779
Gen-Probe Inc.(a)	225,357	18,524,345
Henry Schein Inc.(a)	444,439	34,884,017
Hill-Rom Holdings Inc.	162,897	5,025,372
Hologic Inc.(a)	744,916	13,438,285
IDEXX Laboratories Inc.(a)(b)	272,191	26,165,721
Masimo Corp.(a)	201,633	4,512,547
ResMed Inc.(a)(b)	705,874	22,023,269
Steris Corp.	146,022	4,580,710
TECHNE Corp.	181,907	13,497,499
Teleflex Inc.	137,457	8,372,506
Thoratec Corp.(a)	290,593	9,758,113

		179,453,163
HEALTH CARE - SERVICES—2.38%
AMERIGROUP Corp.(a)(b)	239,674	15,796,913
Covance Inc.(a)	273,894	13,105,828
Lincare Holdings Inc.	248,079	8,439,648
MEDNAX Inc.(a)(b)	243,167	16,666,666
Universal Health Services Inc. Class B	306,071	13,210,024

		67,219,079
HOME FURNISHINGS—0.26%
Tempur-Pedic International Inc.(a)(b)	314,607	7,358,658

		7,358,658
HOUSEHOLD PRODUCTS & WARES—2.09%
Church & Dwight Co. Inc.	686,954	38,105,339
Scotts Miracle-Gro Co. (The) Class A	143,941	5,918,854
Tupperware Brands Corp.	276,270	15,128,545

		59,152,738
INSURANCE—0.97%
Alleghany Corp.(a)	30,286	10,289,668
Arthur J. Gallagher & Co.	309,506	10,854,375
Brown & Brown Inc.	229,939	6,270,437

		27,414,480
INTERNET—3.24%
Equinix Inc.(a)	237,767	41,763,774
Rackspace Hosting Inc.(a)(b)	528,008	23,200,671
TIBCO Software Inc.(a)	815,654	24,404,368
ValueClick Inc.(a)	144,005	2,360,242

		91,729,055
IRON & STEEL—0.24%
Carpenter Technology Corp.	139,387	6,668,274

		6,668,274
LEISURE TIME—1.21%
Life Time Fitness Inc.(a)(b)	212,316	9,874,817
Polaris Industries Inc.	339,653	24,278,397

		34,153,214

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

MACHINERY—2.47%
Gardner Denver Inc.	247,331	13,086,283
Graco Inc.	191,610	8,829,389
IDEX Corp.	258,008	10,057,152
Nordson Corp.	201,829	10,351,809
Wabtec Corp.	238,112	18,575,117
Zebra Technologies Corp. Class A(a)	256,849	8,825,332

		69,725,082
MANUFACTURING—2.85%
AptarGroup Inc.	329,021	16,796,522
Carlisle Companies Inc.	138,464	7,341,361
CLARCOR Inc.	179,168	8,628,731
Crane Co.	181,068	6,587,254
Donaldson Co. Inc.	736,462	24,575,737
Pentair Inc.	201,141	7,699,677
SPX Corp.	135,478	8,849,423

		80,478,705
MEDIA—1.16%
AMC Networks Inc. Class A(a)	110,862	3,941,144
FactSet Research Systems Inc.	222,074	20,639,558
John Wiley & Sons Inc. Class A	166,563	8,159,921

		32,740,623
METAL FABRICATE & HARDWARE—0.48%
Valmont Industries Inc.	111,455	13,482,711

		13,482,711
MINING—1.26%
Compass Minerals International Inc.	163,312	12,457,439
Royal Gold Inc.	294,975	23,126,040

		35,583,479
OIL & GAS—2.67%
Atwood Oceanics Inc.(a)	194,338	7,353,750
Bill Barrett Corp.(a)(b)	238,283	5,104,022
Cimarex Energy Co.	423,848	23,362,502
Energen Corp.	249,236	11,248,020
Northern Oil and Gas Inc.(a)(b)	314,565	5,014,166
Plains Exploration & Production Co.(a)	223,456	7,861,182
SM Energy Co.	316,972	15,566,495

		75,510,137
OIL & GAS SERVICES—3.04%
CARBO Ceramics Inc.(b)	98,333	7,545,091
Dresser-Rand Group Inc.(a)	373,768	16,647,627
Dril-Quip Inc.(a)(b)	170,622	11,191,097
Helix Energy Solutions Group Inc.(a)	136,666	2,242,689
Oceaneering International Inc.	535,623	25,634,917
Oil States International Inc.(a)(b)	255,230	16,896,226
Superior Energy Services Inc.(a)	288,706	5,840,522

		85,998,169

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

PACKAGING & CONTAINERS—1.11%
Packaging Corp. of America	208,815	5,896,936
Rock-Tenn Co. Class A	349,373	19,058,297
Silgan Holdings Inc.	152,006	6,489,136

		31,444,369
PHARMACEUTICALS—1.82%
Catalyst Health Solutions Inc.(a)	250,257	23,384,014
Endo Health Solutions Inc.(a)	579,259	17,945,444
Medicis Pharmaceutical Corp. Class A	294,669	10,062,946

		51,392,404
REAL ESTATE—0.08%
Alexander & Baldwin Inc.(a)	87,709	2,207,636

		2,207,636
REAL ESTATE INVESTMENT TRUSTS—10.13%
Alexandria Real Estate Equities Inc.(b)	168,618	12,261,901
American Campus Communities Inc.	236,793	10,650,949
BRE Properties Inc. Class A	230,992	11,554,220
Camden Property Trust	269,869	18,262,035
Essex Property Trust Inc.(b)	174,160	26,806,707
Federal Realty Investment Trust	316,095	32,902,329
Highwoods Properties Inc.(b)	155,806	5,242,872
Home Properties Inc.	240,427	14,752,601
Liberty Property Trust(b)	232,469	8,564,158
Macerich Co. (The)	327,659	19,348,264
National Retail Properties Inc.(b)	254,428	7,197,768
Omega Healthcare Investors Inc.(b)	230,580	5,188,050
Potlatch Corp.(b)	79,910	2,552,325
Rayonier Inc.	415,986	18,677,771
Realty Income Corp.(b)	402,194	16,799,643
Regency Centers Corp.	209,349	9,958,732
Senior Housing Properties Trust	362,562	8,092,384
SL Green Realty Corp.	230,388	18,486,333
Taubman Centers Inc.	290,604	22,423,005
UDR Inc.	643,607	16,630,805

		286,352,852
RETAIL—8.10%
Advance Auto Parts Inc.	363,564	24,802,336
Aeropostale Inc.(a)	249,562	4,449,690
Ascena Retail Group Inc.(a)	429,497	7,997,234
Cheesecake Factory Inc. (The)(a)(b)	181,910	5,813,844
Copart Inc.(a)	513,742	12,170,548
Dick’s Sporting Goods Inc.	331,572	15,915,456
Guess? Inc.	214,972	6,528,700
HSN Inc.	97,056	3,916,210
MSC Industrial Direct Co. Inc. Class A	228,239	14,961,066
Panera Bread Co. Class A(a)	147,007	20,498,656
PetSmart Inc.	536,072	36,549,389
PVH Corp.	348,121	27,080,333
Signet Jewelers Ltd.	223,406	9,832,098
Tractor Supply Co.	356,351	29,598,514
Williams-Sonoma Inc.	256,485	8,969,280

		229,083,354

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

SEMICONDUCTORS—2.40%
Atmel Corp.(a)	945,157	6,332,552
Cree Inc.(a)(b)	418,086	10,732,268
Cypress Semiconductor Corp.(a)	248,988	3,291,621
Qlogic Corp.(a)	260,649	3,568,285
Rovi Corp.(a)	547,813	10,748,091
Semtech Corp.(a)(b)	324,517	7,892,253
Silicon Laboratories Inc.(a)(b)	212,371	8,048,861
Skyworks Solutions Inc.(a)	627,960	17,187,265

		67,801,196
SOFTWARE—5.84%
ACI Worldwide Inc.(a)(b)	196,917	8,705,701
Advent Software Inc.(a)	158,085	4,285,684
Allscripts Healthcare Solutions Inc.(a)	945,519	10,334,523
ANSYS Inc.(a)(b)	460,669	29,072,821
Broadridge Financial Solutions Inc.	272,189	5,789,460
Concur Technologies Inc.(a)(b)	232,747	15,850,071
Fair Isaac Corp.	101,887	4,307,782
Informatica Corp.(a)(b)	535,306	22,675,562
ManTech International Corp. Class A	61,393	1,440,894
MSCI Inc. Class A(a)(b)	600,911	20,442,992
Parametric Technology Corp.(a)	277,963	5,826,104
Quest Software Inc.(a)	157,366	4,382,643
Solera Holdings Inc.	343,278	14,345,588
VeriFone Systems Inc.(a)(b)	531,960	17,602,556

		165,062,381
TELECOMMUNICATIONS—1.62%
ADTRAN Inc.	315,586	9,527,541
Ciena Corp.(a)(b)	260,294	4,261,013
NeuStar Inc. Class A(a)	331,311	11,065,787
Plantronics Inc.	96,857	3,235,024
Polycom Inc.(a)	529,846	5,573,980
tw telecom inc.(a)(b)	468,221	12,014,551

		45,677,896
TRANSPORTATION—2.46%
J.B. Hunt Transport Services Inc.	445,873	26,574,031
Kansas City Southern Industries Inc.	353,564	24,593,912
Kirby Corp.(a)(b)	204,791	9,641,560
Landstar System Inc.	169,761	8,780,039

		69,589,542
TRUCKING & LEASING—0.15%
GATX Corp.	111,267	4,283,780

		4,283,780
WATER—0.33%
Aqua America Inc.	372,030	9,285,869

		9,285,869

TOTAL COMMON STOCKS
(Cost: $2,660,600,617)		2,823,846,014

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2012

SHORT-TERM INVESTMENTS—12.85%

MONEY MARKET FUNDS—12.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	336,986,186	336,986,186
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	23,787,256	23,787,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,441,727	2,441,727

		363,215,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $363,215,169)		363,215,169

TOTAL INVESTMENTS IN SECURITIES—112.75%
(Cost: $3,023,815,786)		3,187,061,183
Other Assets, Less Liabilities—(12.75)%		(360,389,901)

NET ASSETS—100.00%		$2,826,671,282

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.96%

ADVERTISING—0.17%
Lamar Advertising Co. Class A(a)	120,718	$3,452,535

		3,452,535
AEROSPACE & DEFENSE—0.98%
Alliant Techsystems Inc.	61,557	3,112,937
BE Aerospace Inc.(a)	153,311	6,693,558
Esterline Technologies Corp.(a)(b)	54,888	3,422,267
Exelis Inc.	706,208	6,963,211

		20,191,973
AGRICULTURE—0.20%
Universal Corp.(b)	88,067	4,080,144

		4,080,144
AIRLINES—0.22%
JetBlue Airways Corp.(a)(b)	866,400	4,591,920

		4,591,920
APPAREL—0.50%
Hanesbrands Inc.(a)(b)	369,305	10,240,828

		10,240,828
AUTO MANUFACTURERS—0.35%
Oshkosh Corp.(a)	346,774	7,264,915

		7,264,915
BANKS—6.14%
Associated Banc-Corp	658,464	8,685,140
BancorpSouth Inc.	311,417	4,521,775
Bank of Hawaii Corp.	86,469	3,973,251
Cathay General Bancorp	298,345	4,925,676
City National Corp.	177,560	8,625,865
Commerce Bancshares Inc.	172,770	6,547,983
Cullen/Frost Bankers Inc.	102,137	5,871,856
East West Bancorp Inc.	548,367	12,864,690
FirstMerit Corp.	414,964	6,855,205
Fulton Financial Corp.	760,129	7,593,689
Hancock Holding Co.	320,900	9,768,196
International Bancshares Corp.(b)	201,343	3,930,215
Prosperity Bancshares Inc.	77,328	3,250,096
SVB Financial Group(a)	85,627	5,028,017
Synovus Financial Corp.	2,893,159	5,728,455
TCF Financial Corp.	613,842	7,046,906
Trustmark Corp.	244,992	5,997,404
Valley National Bancorp(b)	746,725	7,915,285
Webster Financial Corp.	279,200	6,047,472
Westamerica Bancorp	39,096	1,844,940

		127,022,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

BIOTECHNOLOGY—1.18%
Charles River Laboratories International Inc.(a)	100,658	3,297,556
Vertex Pharmaceuticals Inc.(a)	375,956	21,023,460

		24,321,016
BUILDING MATERIALS—1.46%
Fortune Brands Home & Security Inc.(a)	398,830	8,881,944
Lennox International Inc.	192,930	8,996,326
Louisiana-Pacific Corp.(a)(b)	522,387	5,683,570
Martin Marietta Materials Inc.	83,096	6,549,627

		30,111,467
CHEMICALS—3.65%
Ashland Inc.	297,367	20,610,507
Cabot Corp.	240,003	9,768,122
Cytec Industries Inc.	174,080	10,208,051
Minerals Technologies Inc.	22,329	1,424,144
Olin Corp.	303,922	6,348,930
RPM International Inc.	498,779	13,566,789
Sensient Technologies Corp.	81,585	2,996,617
Valspar Corp. (The)	200,270	10,512,172

		75,435,332
COAL—0.27%
Arch Coal Inc.(b)	803,512	5,536,198

		5,536,198
COMMERCIAL SERVICES—5.21%
Aaron’s Inc.	123,726	3,502,683
Brink’s Co. (The)	179,289	4,155,919
Convergys Corp.(b)	441,463	6,520,408
CoreLogic Inc.(a)(b)	404,266	7,402,110
Corporate Executive Board Co. (The)	55,798	2,281,022
Corrections Corp. of America	378,425	11,144,616
Deluxe Corp.	193,072	4,815,216
Korn/Ferry International(a)	182,159	2,613,982
Lender Processing Services Inc.	137,377	3,472,891
Manpower Inc.	303,555	11,125,291
Matthews International Corp. Class A	52,362	1,701,241
Monster Worldwide Inc.(a)(b)	460,737	3,916,264
Rent-A-Center Inc.	224,901	7,588,160
Rollins Inc.	86,280	1,930,084
SEI Investments Co.	359,548	7,151,410
Service Corp. International	821,817	10,165,876
Sotheby’s	156,893	5,233,950
Towers Watson & Co. Class A	48,243	2,889,756
United Rentals Inc.(a)(b)	194,669	6,626,533
Valassis Communications Inc.(a)(b)	161,641	3,515,692

		107,753,104
COMPUTERS—2.44%
Cadence Design Systems Inc.(a)(b)	686,106	7,540,305
Diebold Inc.	238,442	8,800,894
DST Systems Inc.	129,305	7,022,555
Mentor Graphics Corp.(a)(b)	354,286	5,314,290
NCR Corp.(a)	601,884	13,680,823

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

Synopsys Inc.(a)	272,851	8,030,005

		50,388,872
DISTRIBUTION & WHOLESALE—1.52%
Arrow Electronics Inc.(a)	423,848	13,906,453
Ingram Micro Inc. Class A(a)	576,667	10,074,373
Owens & Minor Inc.	240,459	7,365,259

		31,346,085
DIVERSIFIED FINANCIAL SERVICES—2.54%
Affiliated Managers Group Inc.(a)	97,213	10,639,963
CBOE Holdings Inc.	106,168	2,938,730
Eaton Vance Corp.	192,955	5,200,137
Greenhill & Co. Inc.	63,839	2,275,860
Janus Capital Group Inc.	714,862	5,590,221
Jefferies Group Inc.	568,956	7,390,739
Raymond James Financial Inc.	423,334	14,494,956
Waddell & Reed Financial Inc. Class A	131,004	3,966,801

		52,497,407
ELECTRIC—5.17%
Alliant Energy Corp.	222,623	10,144,930
Black Hills Corp.	65,348	2,102,245
Cleco Corp.	103,743	4,339,570
Great Plains Energy Inc.	580,369	12,425,700
Hawaiian Electric Industries Inc.	365,680	10,429,194
IDACORP Inc.	79,870	3,360,930
MDU Resources Group Inc.	715,928	15,471,204
National Fuel Gas Co.	132,233	6,212,306
NV Energy Inc.	894,722	15,729,213
OGE Energy Corp.	123,089	6,374,779
PNM Resources Inc.	302,296	5,906,864
Westar Energy Inc.	478,459	14,329,847

		106,826,782
ELECTRICAL COMPONENTS & EQUIPMENT—1.03%
Acuity Brands Inc.	70,660	3,597,301
Energizer Holdings Inc.(a)	108,919	8,196,155
General Cable Corp.(a)(b)	188,757	4,896,356
Hubbell Inc. Class B	58,260	4,540,784

		21,230,596
ELECTRONICS—1.90%
Avnet Inc.(a)	549,881	16,969,328
Itron Inc.(a)(b)	151,164	6,234,003
National Instruments Corp.	138,000	3,706,680
Tech Data Corp.(a)(b)	150,904	7,269,046
Vishay Intertechnology Inc.(a)(b)	543,809	5,128,119

		39,307,176
ENGINEERING & CONSTRUCTION—1.99%
AECOM Technology Corp.(a)	427,272	7,028,624
Granite Construction Inc.	131,749	3,439,966
KBR Inc.	562,805	13,906,912
Shaw Group Inc. (The)(a)	249,436	6,812,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

URS Corp.(b)	286,679	9,999,364

		41,186,963
ENTERTAINMENT—0.76%
Bally Technologies Inc.(a)	71,900	3,354,854
Cinemark Holdings Inc.	143,207	3,272,280
DreamWorks Animation SKG Inc. Class A(a)(b)	270,918	5,163,697
International Speedway Corp. Class A	105,419	2,759,870
Scientific Games Corp. Class A(a)(b)	146,855	1,255,610

		15,806,311
ENVIRONMENTAL CONTROL—0.33%
Mine Safety Appliances Co.	61,010	2,455,043
Waste Connections Inc.	144,784	4,331,937

		6,786,980
FOOD—2.36%
Flowers Foods Inc.	209,794	4,873,515
Harris Teeter Supermarkets Inc.	186,610	7,649,144
Hillshire Brands Co.	282,837	8,199,445
Post Holdings Inc.(a)(b)	57,107	1,756,040
Ralcorp Holdings Inc.(a)	114,961	7,672,497
Smithfield Foods Inc.(a)	610,849	13,212,664
SUPERVALU Inc.(b)	803,742	4,163,383
Tootsie Roll Industries Inc.(b)	49,521	1,181,571

		48,708,259
FOREST PRODUCTS & PAPER—0.24%
Domtar Corp.	65,906	5,055,649

		5,055,649
GAS—2.29%
Atmos Energy Corp.	341,513	11,976,861
Questar Corp.	472,193	9,849,946
UGI Corp.	426,127	12,540,918
Vectren Corp.	310,387	9,162,624
WGL Holdings Inc.	97,550	3,877,612

		47,407,961
HAND & MACHINE TOOLS—1.02%
Kennametal Inc.	303,014	10,044,914
Lincoln Electric Holdings Inc.	152,014	6,656,693
Regal Beloit Corp.	69,419	4,322,027

		21,023,634
HEALTH CARE - PRODUCTS—0.92%
Hill-Rom Holdings Inc.	110,966	3,423,301
Hologic Inc.(a)	430,692	7,769,684
Masimo Corp.(a)	62,904	1,407,791
Steris Corp.	107,703	3,378,643
Teleflex Inc.	49,727	3,028,872

		19,008,291
HEALTH CARE - SERVICES—2.49%
Community Health Systems Inc.(a)	344,154	9,646,637

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

Health Management Associates Inc. Class A(a)	970,056	7,614,940
Health Net Inc.(a)	315,297	7,652,258
LifePoint Hospitals Inc.(a)	184,584	7,564,252
Lincare Holdings Inc.	137,108	4,664,414
Universal Health Services Inc. Class B	132,113	5,701,997
WellCare Health Plans Inc.(a)	163,116	8,645,148

		51,489,646
HOLDING COMPANIES - DIVERSIFIED—0.29%
Apollo Investment Corp.	767,404	5,893,663

		5,893,663
HOME BUILDERS—2.16%
KB Home(b)	272,198	2,667,540
M.D.C. Holdings Inc.	143,525	4,688,962
NVR Inc.(a)	19,214	16,331,900
Thor Industries Inc.	160,653	4,403,499
Toll Brothers Inc.(a)(b)	556,246	16,537,193

		44,629,094
HOUSEHOLD PRODUCTS & WARES—0.11%
Scotts Miracle-Gro Co. (The) Class A	54,355	2,235,078

		2,235,078
INSURANCE—8.37%
Alleghany Corp.(a)	31,965	10,860,109
American Financial Group Inc.	286,069	11,222,487
Arthur J. Gallagher & Co.	210,455	7,380,657
Aspen Insurance Holdings Ltd.(b)	270,745	7,824,530
Brown & Brown Inc.	263,561	7,187,308
Everest Re Group Ltd.	199,880	20,685,581
Fidelity National Financial Inc. Class A	844,650	16,267,959
First American Financial Corp.	401,744	6,813,578
Hanover Insurance Group Inc. (The)	170,889	6,686,887
HCC Insurance Holdings Inc.	383,883	12,053,926
Kemper Corp.	188,299	5,790,194
Mercury General Corp.	132,358	5,515,358
Old Republic International Corp.	982,196	8,142,405
Protective Life Corp.	306,655	9,018,724
Reinsurance Group of America Inc.	279,499	14,872,142
StanCorp Financial Group Inc.	168,369	6,256,592
W.R. Berkley Corp.	424,761	16,531,698

		173,110,135
INTERNET—0.64%
AOL Inc.(a)(b)	353,980	9,939,759
ValueClick Inc.(a)(b)	195,760	3,208,506

		13,148,265
IRON & STEEL—1.57%
Carpenter Technology Corp.	59,803	2,860,975
Commercial Metals Co.	440,429	5,567,023
Reliance Steel & Aluminum Co.	284,924	14,388,662
Steel Dynamics Inc.	829,347	9,744,827

		32,561,487

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

LEISURE TIME—0.20%
WMS Industries Inc.(a)(b)	208,239	4,154,368

		4,154,368
MACHINERY—1.74%
AGCO Corp.(a)	368,565	16,854,477
Graco Inc.	82,536	3,803,259
IDEX Corp.	121,280	4,727,494
Nordson Corp.	60,233	3,089,351
Terex Corp.(a)(b)	417,805	7,449,463

		35,924,044
MANUFACTURING—2.20%
Carlisle Companies Inc.	129,281	6,854,479
CLARCOR Inc.	53,128	2,558,644
Crane Co.	49,085	1,785,712
Harsco Corp.	305,699	6,230,146
ITT Corp.	349,131	6,144,706
Pentair Inc.	221,226	8,468,531
SPX Corp.	88,507	5,781,277
Trinity Industries Inc.	304,617	7,609,333

		45,432,828
MEDIA—0.87%
AMC Networks Inc. Class A(a)	133,001	4,728,186
John Wiley & Sons Inc. Class A	49,649	2,432,304
Meredith Corp.(b)	140,897	4,500,250
New York Times Co. (The) Class A(a)(b)	458,982	3,580,060
Scholastic Corp.	95,919	2,701,079

		17,941,879
METAL FABRICATE & HARDWARE—0.90%
Timken Co. (The)	318,340	14,576,789
Worthington Industries Inc.	201,416	4,122,985

		18,699,774
OFFICE FURNISHINGS—0.41%
Herman Miller Inc.	221,167	4,096,013
HNI Corp.	172,774	4,448,930

		8,544,943
OIL & GAS—3.16%
Atwood Oceanics Inc.(a)	67,041	2,536,831
Energen Corp.	81,883	3,695,380
Forest Oil Corp.(a)(b)	445,106	3,262,627
HollyFrontier Corp.	783,461	27,758,023
Patterson-UTI Energy Inc.	591,012	8,605,135
Plains Exploration & Production Co.(a)	317,163	11,157,794
Quicksilver Resources Inc.(a)(b)	458,704	2,486,176
Unit Corp.(a)	158,628	5,851,787

		65,353,753
OIL & GAS SERVICES—0.60%
Helix Energy Solutions Group Inc.(a)(b)	296,401	4,863,940

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

Superior Energy Services Inc.(a)	375,629	7,598,975

		12,462,915
PACKAGING & CONTAINERS—1.22%
Greif Inc. Class A	116,456	4,774,696
Packaging Corp. of America	212,281	5,994,815
Silgan Holdings Inc.	71,336	3,045,334
Sonoco Products Co.	381,577	11,504,547

		25,319,392
PHARMACEUTICALS—1.00%
Omnicare Inc.	428,456	13,380,681
VCA Antech Inc.(a)(b)	331,165	7,279,007

		20,659,688
REAL ESTATE—0.56%
Jones Lang LaSalle Inc.	165,599	11,653,202

		11,653,202
REAL ESTATE INVESTMENT TRUSTS—9.40%
Alexandria Real Estate Equities Inc.	105,758	7,690,722
American Campus Communities Inc.	101,749	4,576,670
BioMed Realty Trust Inc.	583,559	10,900,882
BRE Properties Inc. Class A	113,622	5,683,372
Camden Property Trust	97,210	6,578,201
Corporate Office Properties Trust	273,297	6,425,212
Duke Realty Corp.	1,010,314	14,790,997
Equity One Inc.(b)	226,286	4,797,263
Highwoods Properties Inc.(b)	159,540	5,368,521
Hospitality Properties Trust	467,702	11,584,979
Liberty Property Trust(b)	266,508	9,818,155
Macerich Co. (The)	251,321	14,840,505
Mack-Cali Realty Corp.(b)	332,437	9,663,944
National Retail Properties Inc.(b)	211,276	5,976,998
Omega Healthcare Investors Inc.	224,950	5,061,375
Potlatch Corp.(b)	91,987	2,938,065
Rayonier Inc.	143,369	6,437,268
Realty Income Corp.(b)	196,965	8,227,228
Regency Centers Corp.	180,435	8,583,293
Senior Housing Properties Trust	338,638	7,558,400
SL Green Realty Corp.(b)	162,860	13,067,886
UDR Inc.	456,053	11,784,410
Weingarten Realty Investors(b)	459,728	12,109,235

		194,463,581
RETAIL—6.20%
Aeropostale Inc.(a)(b)	116,779	2,082,170
American Eagle Outfitters Inc.	743,121	14,661,777
ANN INC.(a)(b)	185,197	4,720,672
Ascena Retail Group Inc.(a)	184,939	3,443,564
Barnes & Noble Inc.(a)(b)	154,464	2,542,477
Bob Evans Farms Inc.	110,464	4,440,653
Brinker International Inc.	285,368	9,094,678
Cheesecake Factory Inc. (The)(a)(b)	65,587	2,096,160
Chico’s FAS Inc.	634,774	9,420,046
Collective Brands Inc.(a)(b)	232,861	4,987,883
Dick’s Sporting Goods Inc.	104,112	4,997,376
Foot Locker Inc.	574,600	17,571,268

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

Guess? Inc.	81,024	2,460,699
HSN Inc.	74,472	3,004,945
Office Depot Inc.(a)(b)	1,072,385	2,316,352
RadioShack Corp.(b)	378,933	1,455,103
Regis Corp.	218,292	3,920,524
Saks Inc.(a)(b)	604,686	6,439,906
Signet Jewelers Ltd.(b)	151,326	6,659,857
Wendy’s Co. (The)	1,124,234	5,306,384
Williams-Sonoma Inc.	180,814	6,323,066
World Fuel Services Corp.	272,126	10,348,952

		128,294,512
SAVINGS & LOANS—1.98%
Astoria Financial Corp.(b)	316,785	3,104,493
First Niagara Financial Group Inc.	1,334,966	10,212,490
New York Community Bancorp Inc.	1,664,110	20,851,298
Washington Federal Inc.	404,455	6,831,245

		40,999,526
SEMICONDUCTORS—2.20%
Atmel Corp.(a)	956,884	6,411,123
Cree Inc.(a)(b)	117,941	3,027,545
Cypress Semiconductor Corp.(a)	387,752	5,126,081
Fairchild Semiconductor International Inc.(a)(b)	481,634	6,791,039
Integrated Device Technology Inc.(a)(b)	538,740	3,027,719
International Rectifier Corp.(a)(b)	262,832	5,254,012
Intersil Corp. Class A	483,979	5,154,376
MEMC Electronic Materials Inc.(a)(b)	880,344	1,910,347
QLogic Corp.(a)	170,221	2,330,326
Skyworks Solutions Inc.(a)	236,752	6,479,902

		45,512,470
SHIPBUILDING—0.36%
Huntington Ingalls Industries Inc.(a)	187,219	7,533,693

		7,533,693
SOFTWARE—1.38%
Acxiom Corp.(a)	291,784	4,408,856
Broadridge Financial Solutions Inc.	265,689	5,651,205
Compuware Corp.(a)	826,711	7,680,145
Fair Isaac Corp.	51,931	2,195,643
ManTech International Corp. Class A	40,817	957,975
Parametric Technology Corp.(a)(b)	240,379	5,038,344
Quest Software Inc.(a)(b)	94,307	2,626,450

		28,558,618
TELECOMMUNICATIONS—1.50%
Ciena Corp.(a)(b)	176,597	2,890,893
Plantronics Inc.	87,210	2,912,814
Polycom Inc.(a)	270,234	2,842,861
RF Micro Devices Inc.(a)(b)	1,055,603	4,486,313
Telephone & Data Systems Inc.	365,541	7,782,368
Tellabs Inc.	1,390,221	4,629,436
tw telecom inc.(a)(b)	211,518	5,427,552

		30,972,237

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

TEXTILES—0.73%
Mohawk Industries Inc.(a)	217,066	15,157,719

		15,157,719
TRANSPORTATION—2.42%
Alexander & Baldwin Holdings Inc.	159,744	8,506,368
Con-way Inc.	211,195	7,626,252
Kansas City Southern Industries Inc.	145,724	10,136,561
Kirby Corp.(a)(b)	55,358	2,606,255
Landstar System Inc.	48,012	2,483,181
Tidewater Inc.	194,020	8,994,767
UTi Worldwide Inc.	393,358	5,746,960
Werner Enterprises Inc.	168,410	4,023,315

		50,123,659
TRUCKING & LEASING—0.17%
GATX Corp.	92,571	3,563,983

		3,563,983
WATER—0.29%
Aqua America Inc.	242,042	6,041,368

		6,041,368

TOTAL COMMON STOCKS
(Cost: $2,010,309,741)		2,067,018,034

SHORT-TERM INVESTMENTS—10.97%

MONEY MARKET FUNDS—10.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	209,811,714	209,811,714
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	14,810,236	14,810,236
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,167,029	2,167,029

		226,788,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $226,788,979)		226,788,979

TOTAL INVESTMENTS IN SECURITIES—110.93%
(Cost: $2,237,098,720)		2,293,807,013

SHORT POSITIONS(f)—(0.08)%

COMMON STOCKS—(0.08)%
Alexander & Baldwin Inc.	(67,020)	(1,687,398)

		(1,687,398)

TOTAL SHORT POSITIONS
(Proceeds: $1,687,398)		(1,687,398)

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2012

Other Assets, Less Liabilities—(10.85)%	(224,362,058)

NET ASSETS—100.00%	$2,067,757,557

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.08%
Harte-Hanks Inc.	660,167	$6,033,926

		6,033,926
AEROSPACE & DEFENSE—2.00%
AAR Corp.	609,931	8,221,870
AeroVironment Inc.(a)(b)	282,291	7,427,076
Cubic Corp.	236,979	11,393,950
Curtiss-Wright Corp.	709,070	22,016,623
GenCorp Inc.(a)(b)	908,705	5,915,670
Kaman Corp.	396,685	12,273,434
Moog Inc. Class A(a)(b)	683,361	28,256,977
National Presto Industries Inc.(b)	72,115	5,031,464
Orbital Sciences Corp.(a)	891,223	11,514,601
Teledyne Technologies Inc.(a)	554,652	34,194,296

		146,245,961
AGRICULTURE—0.22%
Alliance One International Inc.(a)(b)	1,312,732	4,542,053
Andersons Inc. (The)	276,530	11,796,770

		16,338,823
AIRLINES—0.29%
Allegiant Travel Co.(a)(b)	228,232	15,903,206
SkyWest Inc.	771,375	5,037,079

		20,940,285
APPAREL—1.87%
Crocs Inc.(a)(b)	1,357,953	21,930,941
Iconix Brand Group Inc.(a)(b)	1,070,732	18,705,688
K-Swiss Inc. Class A(a)(b)	417,972	1,287,354
Maidenform Brands Inc.(a)(b)	352,539	7,022,577
Oxford Industries Inc.	209,743	9,375,512
Perry Ellis International Inc.(a)(b)	190,295	3,948,621
Quiksilver Inc.(a)	1,873,482	4,365,213
SKECHERS U.S.A. Inc. Class A(a)(b)	556,704	11,340,060
Steven Madden Ltd.(a)(b)	593,961	18,858,262
True Religion Apparel Inc.	388,034	11,245,225
Wolverine World Wide Inc.	734,747	28,493,489

		136,572,942
AUTO PARTS & EQUIPMENT—0.17%
Spartan Motors Inc.	506,060	2,651,755
Standard Motor Products Inc.	300,750	4,234,560
Superior Industries International Inc.	359,360	5,882,723

		12,769,038
BANKS—6.28%
Bank of the Ozarks Inc.	433,522	13,040,342
BBCN Bancorp Inc.(a)	1,173,293	12,777,161
Boston Private Financial Holdings Inc.	1,180,127	10,538,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

City Holding Co.	221,941	7,477,192
Columbia Banking System Inc.	598,454	11,262,904
Community Bank System Inc.	594,932	16,134,556
CVB Financial Corp.	1,324,232	15,427,303
F.N.B. Corp.	2,105,810	22,890,155
First BanCorp (Puerto Rico)(a)(b)	307,948	1,219,474
First Commonwealth Financial Corp.	1,578,436	10,622,874
First Financial Bancorp	885,284	14,146,838
First Financial Bankshares Inc.(b)	474,284	16,391,255
First Midwest Bancorp Inc.	1,126,056	12,364,095
Glacier Bancorp Inc.	1,084,768	16,803,056
Hanmi Financial Corp.(a)(b)	473,414	4,961,379
Home Bancshares Inc.	335,343	10,254,789
Independent Bank Corp. (Massachusetts)	326,063	9,524,300
National Penn Bancshares Inc.	1,864,072	17,839,169
NBT Bancorp Inc.	501,911	10,836,258
Old National Bancorp	1,427,980	17,150,040
PacWest Bancorp	506,574	11,990,607
Pinnacle Financial Partners Inc.(a)(b)	520,345	10,151,931
PrivateBancorp Inc.	908,902	13,415,393
S&T Bancorp Inc.	437,876	8,087,570
Simmons First National Corp. Class A	259,504	6,033,468
Sterling Bancorp	465,724	4,647,926
Susquehanna Bancshares Inc.	2,828,197	29,130,429
Texas Capital Bancshares Inc.(a)(b)	572,442	23,120,932
Tompkins Financial Corp.	135,839	5,118,414
TrustCo Bank Corp. NY	1,415,893	7,730,776
UMB Financial Corp.	489,625	25,083,489
Umpqua Holdings Corp.	1,690,155	22,242,440
United Bankshares Inc.(b)	546,997	14,156,282
United Community Banks Inc.(a)(b)	284,279	2,436,271
Wilshire Bancorp Inc.(a)	900,910	4,936,987
Wintrust Financial Corp.	547,123	19,422,866

		459,367,455
BEVERAGES—0.38%
Boston Beer Co. Inc. (The) Class A(a)(b)	128,479	15,545,959
Peet’s Coffee & Tea Inc.(a)(b)	200,701	12,050,088

		27,596,047
BIOTECHNOLOGY—1.27%
ArQule Inc.(a)(b)	942,677	5,590,075
Cambrex Corp.(a)	443,467	4,173,024
Cubist Pharmaceuticals Inc.(a)(b)	956,053	36,243,969
Emergent BioSolutions Inc.(a)	378,872	5,739,911
Enzo Biochem Inc.(a)	504,865	843,125
Medicines Co. (The)(a)	829,181	19,021,412
Momenta Pharmaceuticals Inc.(a)(b)	667,459	9,024,046
Spectrum Pharmaceuticals Inc.(a)(b)	792,874	12,337,119

		92,972,681
BUILDING MATERIALS—1.72%
AAON Inc.(b)	280,976	5,296,398
Apogee Enterprises Inc.	424,754	6,825,797
Comfort Systems USA Inc.	562,903	5,640,288
Drew Industries Inc.(a)	288,974	8,047,926
Eagle Materials Inc.	681,583	25,450,309
Gibraltar Industries Inc.(a)(b)	455,875	4,731,983
Griffon Corp.	702,609	6,028,385
Headwaters Inc.(a)(b)	921,775	4,747,141

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

NCI Building Systems Inc.(a)	307,965	3,335,261
Quanex Building Products Corp.	552,192	9,873,193
Simpson Manufacturing Co. Inc.	610,340	18,011,133
Texas Industries Inc.(b)	420,928	16,420,401
Universal Forest Products Inc.	296,550	11,559,519

		125,967,734
CHEMICALS—1.96%
A. Schulman Inc.	445,195	8,837,121
American Vanguard Corp.	352,990	9,386,004
Balchem Corp.	441,696	14,403,707
H.B. Fuller Co.	751,051	23,057,266
Hawkins Inc.	136,553	5,213,594
Innophos Holdings Inc.	328,199	18,530,115
Kraton Performance Polymers Inc.(a)	488,553	10,704,196
OM Group Inc.(a)(b)	488,107	9,274,033
PolyOne Corp.	1,347,457	18,433,212
Quaker Chemical Corp.	196,074	9,060,579
Stepan Co.	126,472	11,911,133
Zep Inc.	337,445	4,633,120

		143,444,080
COAL—0.42%
Cloud Peak Energy Inc.(a)(b)	918,724	15,535,623
SunCoke Energy Inc.(a)	1,055,872	15,468,525

		31,004,148
COMMERCIAL SERVICES—4.87%
ABM Industries Inc.	728,939	14,258,047
American Public Education Inc.(a)(b)	273,342	8,746,944
AMN Healthcare Services Inc.(a)	609,375	3,613,594
Arbitron Inc.	399,594	13,985,790
Capella Education Co.(a)(b)	203,691	7,080,299
Cardtronics Inc.(a)	665,567	20,106,779
Career Education Corp.(a)(b)	798,294	5,340,587
CDI Corp.	193,385	3,171,514
Chemed Corp.(b)	289,559	17,500,946
Consolidated Graphics Inc.(a)	133,803	3,886,977
Corinthian Colleges Inc.(a)(b)	1,276,320	3,688,565
CorVel Corp.(a)(b)	96,501	4,728,549
Cross Country Healthcare Inc.(a)	470,208	2,054,809
ExlService Holdings Inc.(a)	248,283	6,117,693
Forrester Research Inc.	221,428	7,497,552
GEO Group Inc. (The)(a)	925,040	21,016,909
Healthcare Services Group Inc.	1,014,067	19,652,618
Heartland Payment Systems Inc.	585,308	17,606,065
Heidrick & Struggles International Inc.	274,441	4,802,717
Insperity Inc.	341,267	9,231,272
Kelly Services Inc. Class A	432,652	5,585,537
Landauer Inc.	141,737	8,125,782
Lincoln Educational Services Corp.	340,527	2,213,426
Live Nation Entertainment Inc.(a)(b)	2,232,642	20,495,654
MAXIMUS Inc.	511,110	26,449,942
Medifast Inc.(a)(b)	211,264	4,157,676
Monro Muffler Brake Inc.	464,802	15,450,018
Navigant Consulting Inc.(a)	783,024	9,897,423
On Assignment Inc.(a)(b)	652,380	10,411,985
PAREXEL International Corp.(a)	901,644	25,453,410
Resources Connection Inc.	641,842	7,894,657
TeleTech Holdings Inc.(a)(b)	376,903	6,030,448

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

TrueBlue Inc.(a)(b)	611,589	9,467,398
Universal Technical Institute Inc.	323,492	4,370,377
Viad Corp.	308,054	6,161,080

		356,253,039
COMPUTERS—2.63%
3D Systems Corp.(a)(b)	536,107	18,302,693
Agilysys Inc.(a)(b)	227,421	1,971,740
CACI International Inc. Class A(a)(b)	402,268	22,132,785
CIBER Inc.(a)	1,109,211	4,780,699
iGATE Corp.(a)	456,103	7,762,873
Insight Enterprises Inc.(a)(b)	672,256	11,314,069
j2 Global Inc.(b)	698,636	18,457,963
LivePerson Inc.(a)(b)	741,137	14,126,071
Manhattan Associates Inc.(a)	306,870	14,027,028
Mercury Computer Systems Inc.(a)	466,336	6,029,725
MTS Systems Corp.	243,389	9,382,646
NCI Inc. Class A(a)(b)	117,990	477,860
NetScout Systems Inc.(a)	521,519	11,259,595
RadiSys Corp.(a)	353,622	2,220,746
Stratasys Inc.(a)(b)	320,640	15,887,712
Super Micro Computer Inc.(a)(b)	427,481	6,779,849
Sykes Enterprises Inc.(a)(b)	592,943	9,463,370
Synaptics Inc.(a)(b)	509,226	14,579,140
Virtusa Corp.(a)(b)	281,691	3,760,575

		192,717,139
COSMETICS & PERSONAL CARE—0.06%
Inter Parfums Inc.	243,364	4,202,896

		4,202,896
DISTRIBUTION & WHOLESALE—1.14%
Brightpoint Inc.(a)	1,035,393	5,601,476
MWI Veterinary Supply Inc.(a)(b)	191,831	19,714,472
Pool Corp.	717,382	29,025,276
ScanSource Inc.(a)(b)	416,894	12,773,632
United Stationers Inc.	614,396	16,557,972

		83,672,828
DIVERSIFIED FINANCIAL SERVICES—1.83%
Calamos Asset Management Inc. Class A	303,038	3,469,785
Encore Capital Group Inc.(a)	331,357	9,814,794
Financial Engines Inc.(a)(b)	603,253	12,939,777
Higher One Holdings Inc.(a)(b)	454,930	5,559,245
Interactive Brokers Group Inc. Class A	586,629	8,635,179
Investment Technology Group Inc.(a)	582,096	5,355,283
National Financial Partners Corp.(a)(b)	609,084	8,161,726
Piper Jaffray Companies Inc.(a)(b)	236,931	5,551,293
Portfolio Recovery Associates Inc.(a)(b)	258,175	23,561,051
Stifel Financial Corp.(a)(b)	809,319	25,007,957
SWS Group Inc.(a)	441,873	2,355,183
Virtus Investment Partners Inc.(a)(b)	116,889	9,468,009
World Acceptance Corp.(a)(b)	210,969	13,881,760

		133,761,042
ELECTRIC—2.06%
ALLETE Inc.	505,125	21,114,225
Avista Corp.	885,544	23,644,025

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

CH Energy Group Inc.	224,566	14,751,741
El Paso Electric Co.	604,534	20,046,347
NorthWestern Corp.	547,275	20,084,993
UIL Holdings Corp.	763,463	27,377,783
UNS Energy Corp.	607,452	23,332,231

		150,351,345
ELECTRICAL COMPONENTS & EQUIPMENT—1.23%
Advanced Energy Industries Inc.(a)(b)	600,068	8,052,913
Belden Inc.	687,570	22,930,459
Encore Wire Corp.	291,356	7,802,514
EnerSys Inc.(a)(b)	721,879	25,316,296
Littelfuse Inc.	326,283	18,562,240
Powell Industries Inc.(a)(b)	134,206	5,013,936
Vicor Corp.	295,952	2,053,907

		89,732,265
ELECTRONICS—3.81%
American Science and Engineering Inc.	134,124	7,571,300
Analogic Corp.	185,260	11,486,120
Badger Meter Inc.	219,179	8,230,172
Bel Fuse Inc. Class B	152,140	2,679,185
Benchmark Electronics Inc.(a)(b)	866,630	12,089,489
Brady Corp. Class A	791,683	21,779,199
Checkpoint Systems Inc.(a)(b)	611,323	5,324,623
CTS Corp.	516,209	4,862,689
Cymer Inc.(a)(b)	465,764	27,456,788
Daktronics Inc.	550,519	3,804,086
Electro Scientific Industries Inc.	369,443	4,366,816
ESCO Technologies Inc.	402,809	14,678,360
FARO Technologies Inc.(a)(b)	256,145	10,778,582
FEI Co.(a)(b)	572,339	27,380,698
II-VI Inc.(a)(b)	827,172	13,788,957
Measurement Specialties Inc.(a)(b)	228,191	7,418,489
Methode Electronics Inc.	556,254	4,733,722
Newport Corp.(a)(b)	578,872	6,958,041
OSI Systems Inc.(a)(b)	299,702	18,983,125
Park Electrochemical Corp.	314,642	8,142,935
Plexus Corp.(a)(b)	529,245	14,924,709
Pulse Electronics Corp.	621,205	1,223,774
Rofin-Sinar Technologies Inc.(a)(b)	428,294	8,107,605
Rogers Corp.(a)(b)	245,343	9,718,036
TTM Technologies Inc.(a)	777,656	7,317,743
Watts Water Technologies Inc. Class A	444,240	14,810,962

		278,616,205
ENGINEERING & CONSTRUCTION—0.84%
Aegion Corp.(a)(b)	590,672	10,567,122
Dycom Industries Inc.(a)	507,734	9,448,930
EMCOR Group Inc.	1,004,772	27,952,757
Exponent Inc.(a)(b)	202,975	10,723,169
Orion Marine Group Inc.(a)(b)	408,117	2,840,494

		61,532,472
ENTERTAINMENT—0.54%
Marriott Vacations Worldwide Corp.(a)(b)	414,669	12,846,446
Multimedia Games Holding Co. Inc.(a)	412,331	5,772,634
Pinnacle Entertainment Inc.(a)(b)	940,731	9,049,832

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Shuffle Master Inc.(a)(b)	844,733	11,657,315

		39,326,227
ENVIRONMENTAL CONTROL—0.91%
Calgon Carbon Corp.(a)	858,992	12,214,866
Darling International Inc.(a)	1,770,613	29,197,408
Tetra Tech Inc.(a)	957,796	24,979,320

		66,391,594
FOOD—2.84%
B&G Foods Inc. Class A	730,302	19,426,033
Cal-Maine Foods Inc.	215,025	8,407,477
Calavo Growers Inc.(b)	187,790	4,803,668
Diamond Foods Inc.(b)	336,418	6,001,697
Hain Celestial Group Inc.(a)(b)	675,274	37,167,081
J&J Snack Foods Corp.	218,181	12,894,497
Nash-Finch Co.	185,614	3,986,989
Sanderson Farms Inc.	293,401	13,443,634
Seneca Foods Corp. Class A(a)(b)	137,243	3,691,837
Snyders-Lance Inc.	709,745	17,906,866
Spartan Stores Inc.	328,276	5,951,644
TreeHouse Foods Inc.(a)(b)	542,658	33,802,167
United Natural Foods Inc.(a)(b)	736,682	40,414,375

		207,897,965
FOREST PRODUCTS & PAPER—1.07%
Buckeye Technologies Inc.	593,031	16,895,453
Clearwater Paper Corp.(a)	353,655	12,066,709
Deltic Timber Corp.	163,881	9,993,463
KapStone Paper and Packaging Corp.(a)(b)	589,809	9,348,473
Neenah Paper Inc.	239,835	6,401,196
Schweitzer-Mauduit International Inc.	235,738	16,063,187
Wausau Paper Corp.	748,098	7,278,994

		78,047,475
GAS—2.03%
Laclede Group Inc. (The)	338,519	13,476,441
New Jersey Resources Corp.	625,570	27,281,108
Northwest Natural Gas Co.	403,364	19,200,126
Piedmont Natural Gas Co.	1,092,108	35,154,957
South Jersey Industries Inc.	457,722	23,330,090
Southwest Gas Corp.	696,258	30,391,662

		148,834,384
HAND & MACHINE TOOLS—0.20%
Franklin Electric Co. Inc.	286,462	14,646,802

		14,646,802
HEALTH CARE - PRODUCTS—3.34%
Abaxis Inc.(a)(b)	326,057	12,064,109
Affymetrix Inc.(a)(b)	1,057,206	4,958,296
Cantel Medical Corp.	314,786	8,577,918
CONMED Corp.	426,291	11,795,472
CryoLife Inc.(a)	424,920	2,222,332
Cyberonics Inc.(a)(b)	372,754	16,751,565
Greatbatch Inc.(a)	355,521	8,073,882
Haemonetics Corp.(a)(b)	381,500	28,272,965

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Hanger Inc.(a)	511,086	13,104,245
ICU Medical Inc.(a)(b)	188,384	10,055,938
Integra LifeSciences Holdings Corp.(a)(b)	300,429	11,169,950
Invacare Corp.	478,241	7,379,259
Luminex Corp.(a)(b)	566,041	13,862,344
Meridian Bioscience Inc.(b)	623,446	12,755,705
Merit Medical Systems Inc.(a)(b)	637,884	8,809,178
Natus Medical Inc.(a)	442,245	5,138,887
NuVasive Inc.(a)(b)	652,935	16,558,431
Palomar Medical Technologies Inc.(a)(b)	293,676	2,496,246
PSS World Medical Inc.(a)(b)	761,713	15,988,356
SurModics Inc.(a)	217,926	3,770,120
Symmetry Medical Inc.(a)(b)	557,353	4,782,089
West Pharmaceutical Services Inc.	510,010	25,750,405

		244,337,692
HEALTH CARE - SERVICES—1.90%
Air Methods Corp.(a)(b)	172,787	16,976,323
Almost Family Inc.(a)(b)	124,328	2,777,487
Amedisys Inc.(a)(b)	451,392	5,619,830
AmSurg Corp.(a)	478,524	14,346,149
Bio-Reference Laboratories Inc.(a)(b)	373,406	9,813,110
Centene Corp.(a)(b)	774,616	23,362,419
Ensign Group Inc. (The)	250,507	7,081,833
Gentiva Health Services Inc.(a)(b)	463,334	3,210,905
Healthways Inc.(a)(b)	499,197	3,983,592
IPC The Hospitalist Co. Inc.(a)(b)	249,534	11,308,881
Kindred Healthcare Inc.(a)(b)	801,511	7,878,853
LHC Group Inc.(a)(b)	242,058	4,105,304
Magellan Health Services Inc.(a)	411,289	18,643,730
Molina Healthcare Inc.(a)(b)	432,227	10,140,045

		139,248,461
HOLDING COMPANIES - DIVERSIFIED—0.28%
Prospect Capital Corp.(b)	1,790,505	20,393,852

		20,393,852
HOME BUILDERS—0.69%
M/I Homes Inc.(a)(b)	280,787	4,863,231
Meritage Homes Corp.(a)	423,334	14,367,956
Ryland Group Inc. (The)	671,776	17,184,030
Standard-Pacific Corp.(a)(b)	1,539,289	9,528,199
Winnebago Industries Inc.(a)(b)	438,456	4,467,866

		50,411,282
HOME FURNISHINGS—0.65%
DTS Inc.(a)(b)	250,547	6,534,266
Ethan Allen Interiors Inc.	393,122	7,834,921
La-Z-Boy Inc.(a)(b)	778,293	9,565,221
Select Comfort Corp.(a)(b)	856,825	17,924,779
Universal Electronics Inc.(a)	222,343	2,928,257
VOXX International Corp.(a)(b)	290,700	2,709,324

		47,496,768
HOUSEHOLD PRODUCTS & WARES—0.83%
American Greetings Corp. Class A(b)	532,665	7,787,562
Blyth Inc.(b)	164,432	5,682,770
Central Garden & Pet Co. Class A(a)(b)	640,394	6,973,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Helen of Troy Ltd.(a)(b)	479,218	16,240,698
Prestige Brands Holdings Inc.(a)	761,454	12,038,588
WD-40 Co.	239,805	11,944,687

		60,668,196
HOUSEWARES—0.45%
Toro Co. (The)	450,586	33,023,448

		33,023,448
INSURANCE—2.24%
Amerisafe Inc.(a)(b)	272,063	7,060,035
eHealth Inc.(a)(b)	295,776	4,764,951
Employers Holdings Inc.	424,707	7,661,714
Horace Mann Educators Corp.	599,061	10,471,586
Infinity Property and Casualty Corp.	178,051	10,268,201
Meadowbrook Insurance Group Inc.	762,848	6,705,434
Navigators Group Inc. (The)(a)	162,762	8,146,238
Presidential Life Corp.	318,850	3,134,296
ProAssurance Corp.	462,551	41,208,669
RLI Corp.	252,577	17,225,752
Safety Insurance Group Inc.	230,682	9,374,917
Selective Insurance Group Inc.	826,739	14,393,526
Stewart Information Services Corp.	295,266	4,532,333
Tower Group Inc.	595,929	12,437,038
United Fire Group Inc.	310,692	6,627,060

		164,011,750
INTERNET—2.14%
Blucora Inc.(a)	606,991	7,478,129
Blue Nile Inc.(a)(b)	208,795	6,203,299
comScore Inc.(a)(b)	534,957	8,805,392
DealerTrack Holdings Inc.(a)(b)	638,295	19,219,062
Digital River Inc.(a)(b)	558,962	9,289,948
eResearchTechnology Inc.(a)(b)	656,780	5,247,672
Liquidity Services Inc.(a)(b)	356,873	18,268,329
NutriSystem Inc.	431,141	4,983,990
OpenTable Inc.(a)(b)	340,677	15,333,872
PCTEL Inc.	272,991	1,766,252
Perficient Inc.(a)(b)	484,198	5,437,544
QuinStreet Inc.(a)	383,393	3,550,219
Sourcefire Inc.(a)(b)	443,059	22,773,233
Stamps.com Inc.(a)	209,518	5,168,809
United Online Inc.	1,359,058	5,735,225
Vasco Data Security International Inc.(a)(b)	434,217	3,551,895
Websense Inc.(a)(b)	562,045	10,527,103
XO Group Inc.(a)	395,407	3,507,260

		156,847,233
IRON & STEEL—0.13%
AK Steel Holding Corp.(b)	1,661,328	9,751,995

		9,751,995
LEISURE TIME—0.74%
Arctic Cat Inc.(a)(b)	189,494	6,927,901
Brunswick Corp.	1,346,781	29,925,474
Callaway Golf Co.	987,574	5,836,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Interval Leisure Group Inc.	603,012	11,463,258

		54,153,195
LODGING—0.16%
Boyd Gaming Corp.(a)(b)	816,402	5,878,094
Marcus Corp.	298,531	4,107,787
Monarch Casino & Resort Inc.(a)(b)	171,577	1,568,214

		11,554,095
MACHINERY—2.03%
Albany International Corp. Class A	426,137	7,973,023
Applied Industrial Technologies Inc.	637,346	23,486,200
Astec Industries Inc.(a)(b)	302,044	9,266,710
Briggs & Stratton Corp.(b)	734,868	12,852,841
Cascade Corp.	129,715	6,103,091
Cognex Corp.	644,615	20,402,065
Gerber Scientific Inc. Escrow(a)(c)	349,019	3,490
Intermec Inc.(a)(b)	781,444	4,844,953
Intevac Inc.(a)(b)	346,623	2,606,605
iRobot Corp.(a)(b)	414,116	9,172,669
Lindsay Corp.(b)	192,223	12,475,273
Robbins & Myers Inc.	661,023	27,643,982
Tennant Co.	284,610	11,370,170

		148,201,072
MANUFACTURING—2.75%
A.O. Smith Corp.	586,291	28,663,767
Actuant Corp. Class A	1,030,168	27,979,363
AZZ Inc.	190,508	11,670,520
Barnes Group Inc.	704,876	17,121,438
Ceradyne Inc.	366,670	9,405,085
EnPro Industries Inc.(a)(b)	310,013	11,585,186
Federal Signal Corp.(a)	932,174	5,443,896
Hillenbrand Inc.	942,521	17,323,536
John Bean Technologies Corp.	435,782	5,913,562
Koppers Holdings Inc.	312,457	10,623,538
LSB Industries Inc.(a)(b)	280,426	8,667,967
Lydall Inc.(a)(b)	256,933	3,473,734
Movado Group Inc.	265,997	6,655,245
Myers Industries Inc.	507,742	8,712,853
Standex International Corp.	190,124	8,093,579
STR Holdings Inc.(a)(b)	623,523	2,843,265
Sturm, Ruger & Co. Inc.(b)	289,538	11,624,951
Tredegar Corp.	355,811	5,180,608

		200,982,093
MEDIA—0.18%
Digital Generation Inc.(a)(b)	412,459	5,102,118
Dolan Co. (The)(a)(b)	466,625	3,140,386
E.W. Scripps Co. (The) Class A(a)	478,545	4,598,818

		12,841,322
METAL FABRICATE & HARDWARE—0.94%
A.M. Castle & Co.(a)(b)	249,534	2,650,051
CIRCOR International Inc.	262,652	8,953,807
Haynes International Inc.	184,454	9,396,087
Kaydon Corp.	481,557	10,300,504
Lawson Products Inc.	56,445	522,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Mueller Industries Inc.	577,643	24,601,816
Olympic Steel Inc.	137,143	2,251,888
RTI International Metals Inc.(a)(b)	458,448	10,374,678

		69,050,947
MINING—0.67%
AMCOL International Corp.(b)	378,573	10,717,402
Century Aluminum Co.(a)(b)	821,588	6,022,240
Globe Specialty Metals Inc.	937,075	12,584,917
Kaiser Aluminum Corp.	237,891	12,332,269
Materion Corp.(b)	308,666	7,108,578

		48,765,406
OFFICE FURNISHINGS—0.16%
Interface Inc.	873,532	11,906,241

		11,906,241
OIL & GAS—1.51%
Approach Resources Inc.(a)(b)	415,951	10,623,388
Comstock Resources Inc.(a)(b)	722,343	11,860,872
Contango Oil & Gas Co.(a)(b)	191,603	11,342,898
GeoResources Inc.(a)(b)	302,244	11,065,153
Gulfport Energy Corp.(a)(b)	677,734	13,981,652
PDC Energy Inc.(a)(b)	456,325	11,189,089
Penn Virginia Corp.	687,305	5,044,819
PetroQuest Energy Inc.(a)(b)	857,248	4,286,240
Stone Energy Corp.(a)(b)	744,141	18,856,533
Swift Energy Co.(a)(b)	645,894	12,020,087

		110,270,731
OIL & GAS SERVICES—1.93%
Basic Energy Services Inc.(a)(b)	445,705	4,599,676
Exterran Holdings Inc.(a)(b)	981,579	12,515,132
Gulf Island Fabrication Inc.	215,850	6,089,128
Hornbeck Offshore Services Inc.(a)(b)	531,058	20,594,429
ION Geophysical Corp.(a)(b)	1,921,688	12,663,924
Lufkin Industries Inc.	505,783	27,474,133
Matrix Service Co.(a)	389,269	4,418,203
OYO Geospace Corp.(a)	96,277	8,663,967
Pioneer Drilling Co.(a)(b)	937,200	7,469,484
SEACOR Holdings Inc.(a)	318,011	28,423,823
TETRA Technologies Inc.(a)(b)	1,168,967	8,334,735

		141,246,634
PHARMACEUTICALS—3.00%
Akorn Inc.(a)(b)	1,017,427	16,044,824
Align Technology Inc.(a)(b)	1,055,582	35,319,774
Hi-Tech Pharmacal Co. Inc.(a)	156,444	5,068,785
Neogen Corp.(a)(b)	355,790	16,437,498
Par Pharmaceutical Companies Inc.(a)(b)	553,359	19,998,394
PharMerica Corp.(a)	449,375	4,907,175
Questcor Pharmaceuticals Inc.(a)(b)	908,087	48,346,552
Salix Pharmaceuticals Ltd.(a)(b)	875,868	47,682,254
Savient Pharmaceuticals Inc.(a)(b)	1,101,144	594,728
ViroPharma Inc.(a)(b)	1,053,179	24,960,342

		219,360,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

REAL ESTATE—0.39%
Forestar Group Inc.(a)(b)	524,457	6,718,294
Sovran Self Storage Inc.	437,020	21,890,332

		28,608,626
REAL ESTATE INVESTMENT TRUSTS—7.98%
Acadia Realty Trust(b)	663,875	15,388,623
Cedar Realty Trust Inc.(b)	860,340	4,344,717
Colonial Properties Trust(b)	1,327,115	29,382,326
Cousins Properties Inc.	1,570,528	12,171,592
DiamondRock Hospitality Co.	2,536,427	25,871,555
EastGroup Properties Inc.	425,381	22,672,807
Entertainment Properties Trust	707,062	29,067,319
Extra Space Storage Inc.	1,566,817	47,944,600
Franklin Street Properties Corp.(b)	1,090,823	11,540,907
Getty Realty Corp.(b)	405,900	7,772,985
Healthcare Realty Trust Inc.(b)	1,173,353	27,972,736
Inland Real Estate Corp.(b)	1,170,790	9,811,220
Kilroy Realty Corp.(b)	1,029,326	49,829,672
Kite Realty Group Trust	975,523	4,867,860
LaSalle Hotel Properties(b)	1,292,781	37,671,638
Lexington Realty Trust(b)	2,037,297	17,255,906
LTC Properties Inc.(b)	457,937	16,613,954
Medical Properties Trust Inc.	2,039,212	19,617,219
Mid-America Apartment Communities Inc.(b)	617,751	42,155,328
Parkway Properties Inc.(b)	304,222	3,480,300
Pennsylvania Real Estate Investment Trust	842,467	12,620,156
Post Properties Inc.	810,516	39,674,758
PS Business Parks Inc.	281,607	19,070,426
Sabra Healthcare REIT Inc.	557,336	9,536,019
Saul Centers Inc.	179,018	7,674,502
Tanger Factory Outlet Centers Inc.	1,397,555	44,791,638
Universal Health Realty Income Trust(b)	190,976	7,931,233
Urstadt Biddle Properties Inc. Class A	352,284	6,964,655

		583,696,651
RETAIL—8.61%
Big 5 Sporting Goods Corp.	324,794	2,455,443
Biglari Holdings Inc.(a)	21,761	8,408,233
BJ’s Restaurants Inc.(a)(b)	365,745	13,898,310
Brown Shoe Co. Inc.	642,919	8,300,084
Buckle Inc. (The)(b)	413,154	16,348,504
Buffalo Wild Wings Inc.(a)(b)	279,528	24,218,306
Cabela’s Inc.(a)(b)	656,689	24,829,411
Casey’s General Stores Inc.	574,802	33,907,570
Cash America International Inc.	444,018	19,554,553
Cato Corp. (The) Class A	439,737	13,394,389
CEC Entertainment Inc.	277,073	10,077,145
Children’s Place Retail Stores Inc. (The)(a)(b)	366,440	18,259,705
Christopher & Banks Corp.	538,615	635,566
Coinstar Inc.(a)(b)	471,197	32,352,386
Coldwater Creek Inc.(a)(b)	1,342,194	732,838
Cracker Barrel Old Country Store Inc.	349,699	21,961,097
DineEquity Inc.(a)(b)	238,486	10,646,015
EZCORP Inc. Class A NVS(a)(b)	670,854	15,738,235
Fifth & Pacific Companies Inc.(a)	1,638,102	17,576,834
Finish Line Inc. (The) Class A	782,037	16,352,394
First Cash Financial Services Inc.(a)(b)	432,055	17,355,649
Fred’s Inc. Class A(b)	553,337	8,460,523
Genesco Inc.(a)	367,562	22,108,854

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Group 1 Automotive Inc.(b)	344,690	15,721,311
Haverty Furniture Companies Inc.	286,953	3,205,265
Hibbett Sports Inc.(a)(b)	396,664	22,891,479
Hot Topic Inc.	635,111	6,154,226
Jack in the Box Inc.(a)	667,550	18,611,294
Jos. A. Bank Clothiers Inc.(a)(b)	419,449	17,809,805
Kirkland’s Inc.(a)(b)	232,501	2,615,636
Lithia Motors Inc. Class A	326,807	7,532,901
Lumber Liquidators Holdings Inc.(a)(b)	415,894	14,053,058
MarineMax Inc.(a)(b)	360,131	3,424,846
Men’s Wearhouse Inc. (The)	769,180	21,644,725
OfficeMax Inc.(a)(b)	1,312,626	6,641,888
Papa John’s International Inc.(a)	273,480	13,009,444
Pep Boys - Manny, Moe & Jack (The)	800,466	7,924,613
PetMed Express Inc.	309,022	3,757,708
Red Robin Gourmet Burgers Inc.(a)(b)	167,622	5,114,147
Ruby Tuesday Inc.(a)(b)	966,553	6,582,226
rue21 Inc.(a)(b)	238,754	6,026,151
Ruth’s Hospitality Group Inc.(a)(b)	529,005	3,491,433
Sonic Automotive Inc. Class A(b)	527,724	7,213,987
Sonic Corp.(a)(b)	917,862	9,196,977
Stage Stores Inc.	463,923	8,499,069
Stein Mart Inc.(a)	405,320	3,222,294
Texas Roadhouse Inc.	909,987	16,771,060
Tuesday Morning Corp.(a)(b)	636,016	2,728,509
Vitamin Shoppe Inc.(a)(b)	443,167	24,343,163
Zale Corp.(a)(b)	393,594	1,058,768
Zumiez Inc.(a)	329,838	13,061,585

		629,879,612
SAVINGS & LOANS—0.89%
Bank Mutual Corp.	696,174	3,070,127
Brookline Bancorp Inc.	1,053,042	9,319,422
Dime Community Bancshares Inc.	428,928	5,700,453
Northwest Bancshares Inc.	1,469,603	17,209,051
Oritani Financial Corp.	686,735	9,882,117
Provident Financial Services Inc.	806,287	12,376,506
ViewPoint Financial Group	490,480	7,671,107

		65,228,783
SEMICONDUCTORS—4.36%
ATMI Inc.(a)(b)	480,083	9,875,307
Brooks Automation Inc.	1,002,614	9,464,676
Cabot Microelectronics Corp.	356,815	10,422,566
CEVA Inc.(a)(b)	350,364	6,169,910
Cirrus Logic Inc.(a)(b)	970,729	29,005,383
Cohu Inc.	371,066	3,770,031
Diodes Inc.(a)(b)	554,051	10,399,537
DSP Group Inc.(a)	319,595	2,026,232
Entropic Communications Inc.(a)(b)	1,321,655	7,454,134
Exar Corp.(a)(b)	686,395	5,600,983
GT Advanced Technologies Inc.(a)(b)	1,786,081	9,430,508
Hittite Microwave Corp.(a)(b)	422,100	21,577,752
Kopin Corp.(a)(b)	1,019,105	3,505,721
Kulicke and Soffa Industries Inc.(a)	1,114,229	9,938,923
Micrel Inc.	736,539	7,019,217
Microsemi Corp.(a)	1,337,708	24,734,221
MKS Instruments Inc.	793,629	22,959,687
Monolithic Power Systems Inc.(a)(b)	460,389	9,147,929
Nanometrics Inc.(a)(b)	261,605	4,018,253
Pericom Semiconductor Corp.(a)(b)	352,125	3,169,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

Power Integrations Inc.	429,165	16,007,854
Rubicon Technology Inc.(a)(b)	260,334	2,655,407
Rudolph Technologies Inc.(a)(b)	486,973	4,246,405
Sigma Designs Inc.(a)(b)	501,020	3,196,508
Standard Microsystems Corp.(a)(b)	336,212	12,402,861
Supertex Inc.(a)	180,013	3,393,245
Tessera Technologies Inc.	784,193	12,053,046
TriQuint Semiconductor Inc.(a)(b)	2,550,869	14,029,779
Ultratech Inc.(a)	395,549	12,459,793
Veeco Instruments Inc.(a)(b)	584,541	20,084,829
Volterra Semiconductor Corp.(a)(b)	383,939	9,003,370

		319,223,192
SOFTWARE—3.58%
Avid Technology Inc.(a)(b)	441,379	3,279,446
Blackbaud Inc.	679,665	17,447,000
Bottomline Technologies Inc.(a)(b)	556,359	10,042,280
CommVault Systems Inc.(a)	672,401	33,330,918
Computer Programs and Systems Inc.	167,482	9,583,320
CSG Systems International Inc.(a)	514,776	8,895,329
Digi International Inc.(a)(b)	385,549	3,948,022
Ebix Inc.(b)	473,703	9,450,375
EPIQ Systems Inc.	484,979	5,940,993
Interactive Intelligence Group Inc.(a)(b)	221,479	6,247,923
JDA Software Group Inc.(a)	641,600	19,049,104
Medidata Solutions Inc.(a)(b)	339,868	11,103,488
MicroStrategy Inc. Class A(a)(b)	122,435	15,899,409
Monotype Imaging Holdings Inc.(a)(b)	554,618	9,300,944
Omnicell Inc.(a)	506,468	7,414,691
OPNET Technologies Inc.	226,389	6,019,683
Progress Software Corp.(a)	945,297	19,728,348
Quality Systems Inc.	600,531	16,520,608
Synchronoss Technologies Inc.(a)(b)	413,933	7,645,342
SYNNEX Corp.(a)(b)	391,434	13,500,559
Take-Two Interactive Software Inc.(a)	1,357,735	12,844,173
Tyler Technologies Inc.(a)	371,757	15,000,395

		262,192,350
STORAGE & WAREHOUSING—0.11%
Mobile Mini Inc.(a)(b)	552,418	7,954,819

		7,954,819
TELECOMMUNICATIONS—2.35%
Anixter International Inc.	421,210	22,345,191
ARRIS Group Inc.(a)	1,707,400	23,749,934
Atlantic Tele-Network Inc.	139,218	4,695,823
Black Box Corp.	265,043	7,606,734
Cbeyond Inc.(a)	454,001	3,073,587
Cincinnati Bell Inc.(a)(b)	2,966,663	11,035,986
Comtech Telecommunications Corp.(b)	271,260	7,752,611
General Communication Inc. Class A(a)(b)	492,568	4,093,240
Harmonic Inc.(a)	1,781,880	7,590,809
LogMeIn Inc.(a)(b)	323,759	9,881,125
Lumos Networks Corp.	231,366	2,186,409
NETGEAR Inc.(a)(b)	572,946	19,772,366
Neutral Tandem Inc.(a)(b)	479,567	6,320,693
Novatel Wireless Inc.(a)(b)	484,510	1,206,430
NTELOS Holdings Corp.	229,779	4,331,334
Oplink Communications Inc.(a)(b)	287,575	3,890,890
Symmetricom Inc.(a)	637,418	3,818,134

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

USA Mobility Inc.	331,518	4,263,321
ViaSat Inc.(a)(b)	649,286	24,523,532

		172,138,149
TEXTILES—0.32%
G&K Services Inc. Class A	285,306	8,898,694
UniFirst Corp.	230,933	14,721,979

		23,620,673
TOYS, GAMES & HOBBIES—0.09%
JAKKS Pacific Inc.(b)	390,219	6,247,406

		6,247,406
TRANSPORTATION—1.68%
Arkansas Best Corp.	381,011	4,800,738
Bristow Group Inc.	538,538	21,902,340
Forward Air Corp.	440,151	14,203,673
Heartland Express Inc.	860,570	12,314,757
Hub Group Inc. Class A(a)	568,849	20,592,334
Knight Transportation Inc.	887,335	14,188,487
Old Dominion Freight Line Inc.(a)	709,110	30,697,372
Overseas Shipholding Group Inc.(b)	402,736	4,474,397

		123,174,098
WATER—0.15%
American States Water Co.	283,585	11,224,294

		11,224,294
TOTAL COMMON STOCKS
(Cost: $7,582,088,398)		7,312,948,190

SHORT-TERM INVESTMENTS—18.86%

MONEY MARKET FUNDS—18.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,284,640,568	1,284,640,568
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	90,680,493	90,680,493
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	4,973,301	4,973,301

		1,380,294,362
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,380,294,362)		1,380,294,362

TOTAL INVESTMENTS IN SECURITIES—118.81%
(Cost: $8,962,382,760)		8,693,242,552
Other Assets, Less Liabilities—(18.81)%		(1,376,592,410)

NET ASSETS—100.00%		$7,316,650,142

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2012

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.97%

AEROSPACE & DEFENSE—2.21%
AeroVironment Inc.(a)	121,092	$3,185,931
Cubic Corp.	102,723	4,938,922
Kaman Corp.	92,579	2,864,394
Moog Inc. Class A(a)(b)	191,119	7,902,771
National Presto Industries Inc.(b)	31,234	2,179,196
Teledyne Technologies Inc.(a)	239,053	14,737,617

		35,808,831
AIRLINES—0.42%
Allegiant Travel Co.(a)(b)	98,502	6,863,619

		6,863,619
APPAREL—2.33%
Crocs Inc.(a)	210,279	3,396,006
Iconix Brand Group Inc.(a)(b)	331,452	5,790,466
Maidenform Brands Inc.(a)(b)	81,407	1,621,627
Oxford Industries Inc.	39,017	1,744,060
Steven Madden Ltd.(a)(b)	256,309	8,137,811
True Religion Apparel Inc.	167,466	4,853,165
Wolverine World Wide Inc.	316,569	12,276,546

		37,819,681
BANKS—2.06%
Bank of the Ozarks Inc.	108,208	3,254,897
City Holding Co.	42,112	1,418,753
Community Bank System Inc.	117,852	3,196,146
CVB Financial Corp.	172,100	2,004,965
First Financial Bancorp	171,401	2,738,988
First Financial Bankshares Inc.(b)	116,764	4,035,364
Hanmi Financial Corp.(a)	71,904	753,554
Home Bancshares Inc.	59,288	1,813,027
PacWest Bancorp	71,813	1,699,814
Texas Capital Bancshares Inc.(a)(b)	106,203	4,289,539
Tompkins Financial Corp.	41,216	1,553,019
UMB Financial Corp.	130,643	6,692,841

		33,450,907
BEVERAGES—0.73%
Boston Beer Co. Inc. (The) Class A(a)(b)	55,281	6,689,001
Peet’s Coffee & Tea Inc.(a)(b)	86,064	5,167,283

		11,856,284
BIOTECHNOLOGY—2.30%
ArQule Inc.(a)(b)	405,126	2,402,397
Cubist Pharmaceuticals Inc.(a)(b)	411,897	15,615,015
Emergent BioSolutions Inc.(a)(b)	110,817	1,678,877
Enzo Biochem Inc.(a)	90,278	150,764
Medicines Co. (The)(a)	358,173	8,216,489
Momenta Pharmaceuticals Inc.(a)(b)	287,536	3,887,487

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

Spectrum Pharmaceuticals Inc.(a)(b)	341,014	5,306,178

		37,257,207
BUILDING MATERIALS—0.61%
AAON Inc.	65,619	1,236,918
Eagle Materials Inc.	105,803	3,950,684
Headwaters Inc.(a)	164,224	845,754
NCI Building Systems Inc.(a)	36,750	398,002
Simpson Manufacturing Co. Inc.	116,110	3,426,406

		9,857,764
CHEMICALS—1.92%
American Vanguard Corp.	57,844	1,538,072
Balchem Corp.	190,489	6,211,846
H.B. Fuller Co.	149,465	4,588,576
Hawkins Inc.	58,625	2,238,303
Innophos Holdings Inc.	141,609	7,995,244
Kraton Performance Polymers Inc.(a)	119,512	2,618,508
Quaker Chemical Corp.	49,516	2,288,134
Stepan Co.	38,761	3,650,511

		31,129,194
COAL—0.10%
Cloud Peak Energy Inc.(a)	95,168	1,609,291

		1,609,291
COMMERCIAL SERVICES—4.59%
American Public Education Inc.(a)(b)	117,395	3,756,640
Arbitron Inc.	171,842	6,014,470
Capella Education Co.(a)(b)	87,842	3,053,388
Cardtronics Inc.(a)	178,078	5,379,736
Chemed Corp.	124,936	7,551,132
Consolidated Graphics Inc.(a)	34,620	1,005,711
CorVel Corp.(a)(b)	41,294	2,023,406
ExlService Holdings Inc.(a)	85,132	2,097,652
Forrester Research Inc.	95,714	3,240,876
Healthcare Services Group Inc.	279,102	5,408,997
Heartland Payment Systems Inc.	156,545	4,708,874
Landauer Inc.	61,401	3,520,119
MAXIMUS Inc.	220,561	11,414,032
Medifast Inc.(a)	90,144	1,774,034
Monro Muffler Brake Inc.	200,748	6,672,864
PAREXEL International Corp.(a)(b)	171,114	4,830,548
TeleTech Holdings Inc.(a)	60,144	962,304
Universal Technical Institute Inc.	82,563	1,115,426

		74,530,209
COMPUTERS—3.53%
3D Systems Corp.(a)(b)	124,983	4,266,920
CACI International Inc. Class A(a)(b)	173,022	9,519,670
iGATE Corp.(a)	90,368	1,538,063
j2 Global Inc.(b)	300,563	7,940,874
LivePerson Inc.(a)(b)	318,203	6,064,949
Manhattan Associates Inc.(a)	131,983	6,032,943
Mercury Computer Systems Inc.(a)	108,250	1,399,673
MTS Systems Corp.	104,715	4,036,763
NetScout Systems Inc.(a)	225,488	4,868,286
Stratasys Inc.(a)(b)	92,841	4,600,272

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

Synaptics Inc.(a)	218,786	6,263,843
Virtusa Corp.(a)	56,893	759,522

		57,291,778
COSMETICS & PERSONAL CARE—0.06%
Inter Parfums Inc.	53,348	921,320

		921,320
DISTRIBUTION & WHOLESALE—0.89%
MWI Veterinary Supply Inc.(a)(b)	82,704	8,499,490
Pool Corp.	144,983	5,866,012

		14,365,502
DIVERSIFIED FINANCIAL SERVICES—2.24%
Encore Capital Group Inc.(a)	104,298	3,089,307
Financial Engines Inc.(a)(b)	258,732	5,549,801
Higher One Holdings Inc.(a)(b)	196,203	2,397,601
Portfolio Recovery Associates Inc.(a)(b)	111,141	10,142,728
Stifel Financial Corp.(a)	198,380	6,129,942
Virtus Investment Partners Inc.(a)(b)	38,044	3,081,564
World Acceptance Corp.(a)(b)	90,718	5,969,244

		36,360,187
ELECTRIC—1.78%
ALLETE Inc.	108,946	4,553,943
CH Energy Group Inc.	59,215	3,889,833
El Paso Electric Co.	161,453	5,353,782
NorthWestern Corp.	122,972	4,513,072
UIL Holdings Corp.	125,087	4,485,620
UNS Energy Corp.	156,930	6,027,681

		28,823,931
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Belden Inc.	109,684	3,657,962
Littelfuse Inc.	140,790	8,009,543
Vicor Corp.	67,699	469,831

		12,137,336
ELECTRONICS—3.74%
American Science and Engineering Inc.	57,713	3,257,899
Analogic Corp.	79,651	4,938,362
Badger Meter Inc.	64,265	2,413,151
Cymer Inc.(a)(b)	201,272	11,864,984
FARO Technologies Inc.(a)(b)	109,849	4,622,446
FEI Co.(a)(b)	170,080	8,136,627
II-VI Inc.(a)(b)	356,370	5,940,688
Measurement Specialties Inc.(a)(b)	65,611	2,133,014
OSI Systems Inc.(a)	129,003	8,171,050
Park Electrochemical Corp.	58,329	1,509,555
Rofin-Sinar Technologies Inc.(a)(b)	88,850	1,681,930
Rogers Corp.(a)(b)	67,526	2,674,705
Watts Water Technologies Inc. Class A	99,400	3,313,996

		60,658,407

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

ENGINEERING & CONSTRUCTION—0.28%
Exponent Inc.(a)	87,076	4,600,225

		4,600,225
ENTERTAINMENT—0.19%
Multimedia Games Holding Co. Inc.(a)	60,909	852,726
Shuffle Master Inc.(a)	159,913	2,206,799

		3,059,525
ENVIRONMENTAL CONTROL—0.90%
Calgon Carbon Corp.(a)(b)	159,602	2,269,540
Darling International Inc.(a)(b)	359,156	5,922,483
Tetra Tech Inc.(a)	243,062	6,339,057

		14,531,080
FOOD—3.47%
B&G Foods Inc. Class A	144,841	3,852,771
Calavo Growers Inc.	49,669	1,270,533
Diamond Foods Inc.(b)	86,058	1,535,275
Hain Celestial Group Inc.(a)	183,083	10,076,888
J&J Snack Foods Corp.	94,328	5,574,785
Sanderson Farms Inc.	126,851	5,812,313
Snyders-Lance Inc.	131,622	3,320,823
TreeHouse Foods Inc.(a)(b)	233,836	14,565,644
United Natural Foods Inc.(a)	187,219	10,270,834

		56,279,866
FOREST PRODUCTS & PAPER—1.36%
Buckeye Technologies Inc.	169,202	4,820,565
Clearwater Paper Corp.(a)	91,371	3,117,578
Deltic Timber Corp.	70,716	4,312,262
KapStone Paper and Packaging Corp.(a)	178,289	2,825,881
Schweitzer-Mauduit International Inc.	101,396	6,909,123

		21,985,409
GAS—2.11%
New Jersey Resources Corp.	145,787	6,357,771
Northwest Natural Gas Co.	102,667	4,886,949
Piedmont Natural Gas Co.	216,211	6,959,832
South Jersey Industries Inc.	197,521	10,067,646
Southwest Gas Corp.	137,809	6,015,363

		34,287,561
HAND & MACHINE TOOLS—0.39%
Franklin Electric Co. Inc.	123,346	6,306,681

		6,306,681
HEALTH CARE - PRODUCTS—4.19%
Abaxis Inc.(a)(b)	140,832	5,210,784
Cantel Medical Corp.	90,720	2,472,120
Cyberonics Inc.(a)(b)	161,035	7,236,913
Greatbatch Inc.(a)	104,883	2,381,893
Haemonetics Corp.(a)(b)	164,845	12,216,663
ICU Medical Inc.(a)(b)	81,047	4,326,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

Integra LifeSciences Holdings Corp.(a)(b)	94,942	3,529,944
Luminex Corp.(a)(b)	244,371	5,984,646
Meridian Bioscience Inc.	155,675	3,185,110
Merit Medical Systems Inc.(a)(b)	161,077	2,224,473
NuVasive Inc.(a)(b)	280,523	7,114,063
PSS World Medical Inc.(a)	206,925	4,343,356
SurModics Inc.(a)(b)	33,505	579,636
West Pharmaceutical Services Inc.	143,312	7,235,823

		68,041,713
HEALTH CARE - SERVICES—2.25%
Air Methods Corp.(a)(b)	74,197	7,289,855
AmSurg Corp.(a)	129,733	3,889,395
Bio-Reference Laboratories Inc.(a)(b)	99,830	2,623,533
Centene Corp.(a)	224,033	6,756,835
Ensign Group Inc. (The)	108,142	3,057,174
IPC The Hospitalist Co. Inc.(a)(b)	107,636	4,878,064
Magellan Health Services Inc.(a)	177,461	8,044,307

		36,539,163
HOME BUILDERS—0.22%
Ryland Group Inc. (The)	139,409	3,566,082

		3,566,082
HOME FURNISHINGS—0.37%
DTS Inc.(a)(b)	107,494	2,803,444
Select Comfort Corp.(a)	154,900	3,240,508

		6,043,952
HOUSEHOLD PRODUCTS & WARES—0.66%
Blyth Inc.	48,053	1,660,712
Helen of Troy Ltd.(a)(b)	117,315	3,975,805
WD-40 Co.	103,407	5,150,703

		10,787,220
HOUSEWARES—0.88%
Toro Co. (The)	194,674	14,267,658

		14,267,658
INSURANCE—2.03%
eHealth Inc.(a)	88,023	1,418,050
Infinity Property and Casualty Corp.	76,849	4,431,882
Navigators Group Inc. (The)(a)	37,710	1,887,385
ProAssurance Corp.	199,311	17,756,617
RLI Corp.	108,868	7,424,798

		32,918,732
INTERNET—2.96%
Blucora Inc.(a)(b)	260,760	3,212,563
Blue Nile Inc.(a)(b)	90,048	2,675,326
comScore Inc.(a)(b)	229,310	3,774,443
DealerTrack Holdings Inc.(a)	152,006	4,576,901
eResearchTechnology Inc.(a)	130,476	1,042,503
Liquidity Services Inc.(a)(b)	154,108	7,888,788
OpenTable Inc.(a)(b)	146,631	6,599,861
QuinStreet Inc.(a)	106,884	989,746

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

Sourcefire Inc.(a)(b)	191,220	9,828,708
Stamps.com Inc.(a)	90,235	2,226,097
Vasco Data Security International Inc.(a)(b)	74,749	611,447
Websense Inc.(a)	242,361	4,539,422

		47,965,805
LEISURE TIME—0.40%
Brunswick Corp.	185,786	4,128,165
Interval Leisure Group Inc.	120,406	2,288,918

		6,417,083
MACHINERY—2.27%
Applied Industrial Technologies Inc.	151,044	5,565,971
Cascade Corp.	26,292	1,237,039
Cognex Corp.	278,307	8,808,417
iRobot Corp.(a)(b)	178,560	3,955,104
Lindsay Corp.(b)	82,734	5,369,437
Robbins & Myers Inc.	205,400	8,589,828
Tennant Co.	82,273	3,286,806

		36,812,602
MANUFACTURING—1.55%
A.O. Smith Corp.	108,751	5,316,836
AZZ Inc.	81,998	5,023,198
Hillenbrand Inc.	272,795	5,013,972
Koppers Holdings Inc.	64,663	2,198,542
LSB Industries Inc.(a)	60,029	1,855,496
STR Holdings Inc.(a)(b)	170,519	777,567
Sturm, Ruger & Co. Inc.(b)	124,602	5,002,770

		25,188,381
MEDIA—0.08%
Dolan Co. (The)(a)(b)	197,960	1,332,271

		1,332,271
METAL FABRICATE & HARDWARE—0.37%
CIRCOR International Inc.	46,188	1,574,549
Haynes International Inc.	51,209	2,608,586
Kaydon Corp.	81,453	1,742,280

		5,925,415
MINING—0.39%
AMCOL International Corp.	96,569	2,733,868
Globe Specialty Metals Inc.	271,842	3,650,838

		6,384,706
OIL & GAS—1.24%
Approach Resources Inc.(a)(b)	178,387	4,556,004
Contango Oil & Gas Co.(a)(b)	82,752	4,898,918
GeoResources Inc.(a)(b)	130,080	4,762,229
Gulfport Energy Corp.(a)(b)	193,376	3,989,347
PDC Energy Inc.(a)(b)	78,166	1,916,630

		20,123,128

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

OIL & GAS SERVICES—2.23%
Basic Energy Services Inc.(a)(b)	67,679	698,447
Hornbeck Offshore Services Inc.(a)(b)	117,288	4,548,429
ION Geophysical Corp.(a)	264,865	1,745,460
Lufkin Industries Inc.	218,577	11,873,103
OYO Geospace Corp.(a)	41,459	3,730,895
Pioneer Drilling Co.(a)	173,442	1,382,333
SEACOR Holdings Inc.(a)	137,413	12,281,974

		36,260,641
PHARMACEUTICALS—5.24%
Akorn Inc.(a)(b)	439,184	6,925,932
Align Technology Inc.(a)(b)	304,345	10,183,384
Hi-Tech Pharmacal Co. Inc.(a)	67,920	2,200,608
Neogen Corp.(a)(b)	153,037	7,070,309
Par Pharmaceutical Companies Inc.(a)	177,028	6,397,792
Questcor Pharmaceuticals Inc.(a)(b)	391,406	20,838,455
Salix Pharmaceuticals Ltd.(a)(b)	377,499	20,551,046
Savient Pharmaceuticals Inc.(a)(b)	231,906	125,252
ViroPharma Inc.(a)	453,055	10,737,404

		85,030,182
REAL ESTATE—0.31%
Sovran Self Storage Inc.	101,669	5,092,600

		5,092,600
REAL ESTATE INVESTMENT TRUSTS—6.80%
Acadia Realty Trust	177,230	4,108,191
Colonial Properties Trust(b)	165,875	3,672,473
EastGroup Properties Inc.	183,636	9,787,799
Entertainment Properties Trust(b)	161,239	6,628,535
Extra Space Storage Inc.	330,652	10,117,951
Healthcare Realty Trust Inc.(b)	207,532	4,947,563
Inland Real Estate Corp.	155,761	1,305,277
Kilroy Realty Corp.(b)	226,114	10,946,179
LTC Properties Inc.(b)	106,868	3,877,171
Mid-America Apartment Communities Inc.(b)	266,198	18,165,352
Post Properties Inc.(b)	195,391	9,564,389
PS Business Parks Inc.	121,239	8,210,305
Sabra Healthcare REIT Inc.	96,280	1,647,351
Saul Centers Inc.(b)	52,705	2,259,463
Tanger Factory Outlet Centers Inc.	355,558	11,395,634
Universal Health Realty Income Trust(b)	54,626	2,268,618
Urstadt Biddle Properties Inc. Class A(b)	72,154	1,426,485

		110,328,736
RETAIL—10.53%
Biglari Holdings Inc.(a)	9,329	3,604,632
BJ’s Restaurants Inc.(a)(b)	158,099	6,007,762
Buckle Inc. (The)(b)	177,475	7,022,686
Buffalo Wild Wings Inc.(a)(b)	120,628	10,451,210
Casey’s General Stores Inc.	247,678	14,610,525
Cash America International Inc.	190,849	8,404,990
Cato Corp. (The) Class A	113,828	3,467,201
CEC Entertainment Inc.	119,148	4,333,413
Children’s Place Retail Stores Inc. (The)(a)(b)	157,671	7,856,746
Coinstar Inc.(a)(b)	203,581	13,977,871
Cracker Barrel Old Country Store Inc.	98,125	6,162,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

DineEquity Inc.(a)(b)	102,251	4,564,485
EZCORP Inc. Class A NVS(a)	288,128	6,759,483
Fifth & Pacific Companies Inc.(a)	353,695	3,795,147
Finish Line Inc. (The) Class A	168,925	3,532,222
First Cash Financial Services Inc.(a)	185,882	7,466,880
Genesco Inc.(a)(b)	158,628	9,541,474
Hibbett Sports Inc.(a)(b)	170,591	9,844,807
Jos. A. Bank Clothiers Inc.(a)(b)	180,864	7,679,485
Kirkland’s Inc.(a)	53,974	607,207
Lumber Liquidators Holdings Inc.(a)(b)	125,499	4,240,611
Papa John’s International Inc.(a)	117,591	5,593,804
rue21 Inc.(a)(b)	102,320	2,582,557
Texas Roadhouse Inc.	235,112	4,333,114
Vitamin Shoppe Inc.(a)(b)	191,276	10,506,791
Zumiez Inc.(a)(b)	96,873	3,836,171

		170,783,524
SAVINGS & LOANS—0.33%
Oritani Financial Corp.	218,908	3,150,086
ViewPoint Financial Group	143,652	2,246,717

		5,396,803
SEMICONDUCTORS—6.45%
ATMI Inc.(a)	91,373	1,879,543
Brooks Automation Inc.	292,728	2,763,352
Cabot Microelectronics Corp.	152,959	4,467,932
CEVA Inc.(a)(b)	151,100	2,660,871
Cirrus Logic Inc.(a)(b)	419,459	12,533,435
Diodes Inc.(a)(b)	148,459	2,786,575
Entropic Communications Inc.(a)(b)	573,077	3,232,154
Exar Corp.(a)(b)	293,631	2,396,029
GT Advanced Technologies Inc.(a)(b)	770,867	4,070,178
Hittite Microwave Corp.(a)(b)	182,225	9,315,342
Kopin Corp.(a)(b)	204,555	703,669
Kulicke and Soffa Industries Inc.(a)	482,151	4,300,787
Micrel Inc.	200,469	1,910,470
Microsemi Corp.(a)(b)	409,870	7,578,496
MKS Instruments Inc.	215,028	6,220,760
Monolithic Power Systems Inc.(a)	128,742	2,558,104
Nanometrics Inc.(a)(b)	77,014	1,182,935
Power Integrations Inc.	184,398	6,878,045
Rubicon Technology Inc.(a)(b)	113,184	1,154,477
Standard Microsystems Corp.(a)	66,582	2,456,210
Supertex Inc.(a)	29,978	565,085
Tessera Technologies Inc.	219,158	3,368,458
TriQuint Semiconductor Inc.(a)(b)	636,845	3,502,648
Ultratech Inc.(a)	116,024	3,654,756
Veeco Instruments Inc.(a)(b)	252,471	8,674,904
Volterra Semiconductor Corp.(a)(b)	164,635	3,860,691

		104,675,906
SOFTWARE—5.28%
Blackbaud Inc.	293,253	7,527,804
Bottomline Technologies Inc.(a)(b)	155,568	2,808,002
CommVault Systems Inc.(a)(b)	290,518	14,400,977
Computer Programs and Systems Inc.	72,064	4,123,502
CSG Systems International Inc.(a)	132,481	2,289,272
Ebix Inc.(b)	204,222	4,074,229
EPIQ Systems Inc.	98,655	1,208,524
Interactive Intelligence Group Inc.(a)(b)	95,005	2,680,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

JDA Software Group Inc.(a)(b)	276,465	8,208,246
Medidata Solutions Inc.(a)(b)	146,200	4,776,354
MicroStrategy Inc. Class A(a)	52,904	6,870,113
Monotype Imaging Holdings Inc.(a)(b)	119,145	1,998,062
Omnicell Inc.(a)	89,381	1,308,538
OPNET Technologies Inc.	96,741	2,572,343
Progress Software Corp.(a)	192,395	4,015,284
Quality Systems Inc.	258,555	7,112,848
Synchronoss Technologies Inc.(a)(b)	177,979	3,287,272
Tyler Technologies Inc.(a)(b)	160,394	6,471,898

		85,733,359
TELECOMMUNICATIONS—1.80%
Atlantic Tele-Network Inc.	60,423	2,038,068
General Communication Inc. Class A(a)	93,652	778,248
LogMeIn Inc.(a)(b)	139,184	4,247,896
NETGEAR Inc.(a)(b)	246,760	8,515,687
Neutral Tandem Inc.(a)	146,950	1,936,801
Oplink Communications Inc.(a)	77,956	1,054,745
ViaSat Inc.(a)(b)	280,191	10,582,814

		29,154,259
TEXTILES—0.29%
UniFirst Corp.	72,811	4,641,701

		4,641,701
TRANSPORTATION—1.59%
Forward Air Corp.	188,974	6,098,191
Heartland Express Inc.	159,365	2,280,513
Hub Group Inc. Class A(a)(b)	140,183	5,074,625
Knight Transportation Inc.	172,263	2,754,485
Old Dominion Freight Line Inc.(a)(b)	220,347	9,538,822

		25,746,636
WATER—0.30%
American States Water Co.	122,471	4,847,402

		4,847,402

TOTAL COMMON STOCKS
(Cost: $1,449,233,456)		1,621,797,455

SHORT-TERM INVESTMENTS—20.02%

MONEY MARKET FUNDS—20.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	302,829,745	302,829,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	21,376,213	21,376,213

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	599,053	599,053

		324,805,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,805,011)		324,805,011

TOTAL INVESTMENTS IN SECURITIES—119.99%
(Cost: $1,774,038,467)		1,946,602,466
Other Assets, Less Liabilities—(19.99)%		(324,326,742)

NET ASSETS—100.00%		$1,622,275,724

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.17%
Harte-Hanks Inc.	317,867	$2,905,304

		2,905,304
AEROSPACE & DEFENSE—1.77%
AAR Corp.	290,163	3,911,397
Curtiss-Wright Corp.	337,555	10,481,083
GenCorp Inc.(a)(b)	430,485	2,802,457
Kaman Corp.	87,517	2,707,776
Moog Inc. Class A(a)(b)	113,997	4,713,776
Orbital Sciences Corp.(a)	424,504	5,484,592

		30,101,081
AGRICULTURE—0.46%
Alliance One International Inc.(a)(b)	630,759	2,182,426
Andersons Inc. (The)	132,471	5,651,213

		7,833,639
AIRLINES—0.14%
SkyWest Inc.	367,466	2,399,553

		2,399,553
APPAREL—1.37%
Crocs Inc.(a)(b)	414,110	6,687,877
Iconix Brand Group Inc.(a)(b)	143,167	2,501,127
K-Swiss Inc. Class A(a)(b)	199,043	613,052
Maidenform Brands Inc.(a)(b)	79,965	1,592,903
Oxford Industries Inc.	57,113	2,552,951
Perry Ellis International Inc.(a)(b)	90,043	1,868,392
Quiksilver Inc.(a)	891,440	2,077,055
SKECHERS U.S.A. Inc. Class A(a)(b)	266,234	5,423,187

		23,316,544
AUTO PARTS & EQUIPMENT—0.36%
Spartan Motors Inc.	245,062	1,284,125
Standard Motor Products Inc.	142,322	2,003,894
Superior Industries International Inc.	170,509	2,791,232

		6,079,251
BANKS—10.75%
Bank of the Ozarks Inc.	86,873	2,613,140
BBCN Bancorp Inc.(a)	561,274	6,112,274
Boston Private Financial Holdings Inc.	562,516	5,023,268
City Holding Co.	59,417	2,001,759
Columbia Banking System Inc.	285,529	5,373,656
Community Bank System Inc.	153,316	4,157,930
CVB Financial Corp.	443,169	5,162,919
F.N.B. Corp.	1,004,064	10,914,176
First BanCorp (Puerto Rico)(a)(b)	149,664	592,669
First Commonwealth Financial Corp.	754,315	5,076,540
First Financial Bancorp	231,707	3,702,678

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

First Financial Bankshares Inc.(b)	97,501	3,369,635
First Midwest Bancorp Inc.	539,016	5,918,396
Glacier Bancorp Inc.	517,577	8,017,268
Hanmi Financial Corp.(a)(b)	147,246	1,543,138
Home Bancshares Inc.	94,423	2,887,455
Independent Bank Corp. (Massachusetts)	155,613	4,545,456
National Penn Bancshares Inc.	888,002	8,498,179
NBT Bancorp Inc.	239,177	5,163,831
Old National Bancorp	681,221	8,181,464
PacWest Bancorp	161,919	3,832,623
Pinnacle Financial Partners Inc.(a)(b)	248,940	4,856,819
PrivateBancorp Inc.	432,424	6,382,578
S&T Bancorp Inc.	208,153	3,844,586
Simmons First National Corp. Class A	123,340	2,867,655
Sterling Bancorp	223,186	2,227,396
Susquehanna Bancshares Inc.	1,351,523	13,920,687
Texas Capital Bancshares Inc.(a)(b)	155,530	6,281,857
Tompkins Financial Corp.	19,543	736,380
TrustCo Bank Corp. NY	674,495	3,682,743
UMB Financial Corp.	88,700	4,544,101
Umpqua Holdings Corp.	805,064	10,594,642
United Bankshares Inc.	270,100	6,990,188
United Community Banks Inc.(a)	136,220	1,167,405
Wilshire Bancorp Inc.(a)(b)	432,015	2,367,442
Wintrust Financial Corp.	261,312	9,276,576

		182,429,509
BIOTECHNOLOGY—0.18%
Cambrex Corp.(a)	212,857	2,002,984
Emergent BioSolutions Inc.(a)(b)	57,512	871,307
Enzo Biochem Inc.(a)	143,390	239,461

		3,113,752
BUILDING MATERIALS—2.91%
AAON Inc.(b)	61,832	1,165,533
Apogee Enterprises Inc.	203,762	3,274,455
Comfort Systems USA Inc.	269,821	2,703,607
Drew Industries Inc.(a)	137,907	3,840,710
Eagle Materials Inc.	208,531	7,786,548
Gibraltar Industries Inc.(a)(b)	219,511	2,278,524
Griffon Corp.	334,221	2,867,616
Headwaters Inc.(a)(b)	260,416	1,341,142
NCI Building Systems Inc.(a)(b)	105,259	1,139,955
Quanex Building Products Corp.	264,629	4,731,567
Simpson Manufacturing Co. Inc.	163,554	4,826,479
Texas Industries Inc.(b)	201,325	7,853,688
Universal Forest Products Inc.	141,886	5,530,716

		49,340,540
CHEMICALS—2.00%
A. Schulman Inc.	212,465	4,217,430
American Vanguard Corp.	104,520	2,779,187
H.B. Fuller Co.	193,879	5,952,085
Kraton Performance Polymers Inc.(a)(b)	99,623	2,182,740
OM Group Inc.(a)(b)	233,151	4,429,869
PolyOne Corp.	644,661	8,818,962
Quaker Chemical Corp.	38,365	1,772,847
Stepan Co.	17,464	1,644,760

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Zep Inc.	160,142	2,198,750

		33,996,630
COAL—0.77%
Cloud Peak Energy Inc.(a)(b)	333,850	5,645,404
SunCoke Energy Inc.(a)(b)	503,808	7,380,787

		13,026,191
COMMERCIAL SERVICES—5.16%
ABM Industries Inc.	347,970	6,806,293
AMN Healthcare Services Inc.(a)(b)	293,381	1,739,749
Cardtronics Inc.(a)	120,727	3,647,163
Career Education Corp.(a)(b)	383,264	2,564,036
CDI Corp.	92,955	1,524,462
Consolidated Graphics Inc.(a)(b)	25,413	738,248
Corinthian Colleges Inc.(a)(b)	614,594	1,776,177
Cross Country Healthcare Inc.(a)	221,898	969,694
ExlService Holdings Inc.(a)	25,171	620,213
GEO Group Inc. (The)(a)	442,023	10,042,763
Healthcare Services Group Inc.	174,120	3,374,446
Heartland Payment Systems Inc.	106,152	3,193,052
Heidrick & Struggles International Inc.	129,828	2,271,990
Insperity Inc.	162,919	4,406,959
Kelly Services Inc. Class A	204,969	2,646,150
Lincoln Educational Services Corp.	164,124	1,066,806
Live Nation Entertainment Inc.(a)(b)	1,067,652	9,801,045
Navigant Consulting Inc.(a)(b)	373,138	4,716,464
On Assignment Inc.(a)(b)	310,188	4,950,600
PAREXEL International Corp.(a)(b)	241,330	6,812,746
Resources Connection Inc.	305,997	3,763,763
TeleTech Holdings Inc.(a)	113,510	1,816,160
TrueBlue Inc.(a)(b)	290,770	4,501,120
Universal Technical Institute Inc.	63,169	853,413
Viad Corp.	146,002	2,920,040

		87,523,552
COMPUTERS—1.67%
3D Systems Corp.(a)(b)	117,972	4,027,564
Agilysys Inc.(a)(b)	106,255	921,231
CIBER Inc.(a)(b)	523,402	2,255,863
iGATE Corp.(a)	117,628	2,002,028
Insight Enterprises Inc.(a)(b)	319,600	5,378,868
Mercury Computer Systems Inc.(a)(b)	102,768	1,328,790
NCI Inc. Class A(a)(b)	58,279	236,030
RadiSys Corp.(a)(b)	166,355	1,044,709
Stratasys Inc.(a)(b)	50,649	2,509,658
Super Micro Computer Inc.(a)(b)	203,245	3,223,466
Sykes Enterprises Inc.(a)	281,446	4,491,878
Virtusa Corp.(a)(b)	71,820	958,797

		28,378,882
COSMETICS & PERSONAL CARE—0.06%
Inter Parfums Inc.	57,511	993,215

		993,215
DISTRIBUTION & WHOLESALE—1.41%
Brightpoint Inc.(a)	498,531	2,697,053
Pool Corp.	181,125	7,328,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

ScanSource Inc.(a)(b)	198,454	6,080,630
United Stationers Inc.	292,665	7,887,322

		23,993,322
DIVERSIFIED FINANCIAL SERVICES—1.39%
Calamos Asset Management Inc. Class A	146,159	1,673,520
Encore Capital Group Inc.(a)(b)	42,688	1,264,419
Interactive Brokers Group Inc. Class A	278,858	4,104,790
Investment Technology Group Inc.(a)(b)	279,930	2,575,356
National Financial Partners Corp.(a)(b)	292,301	3,916,833
Piper Jaffray Companies Inc.(a)(b)	113,195	2,652,159
Stifel Financial Corp.(a)(b)	165,769	5,122,262
SWS Group Inc.(a)	212,872	1,134,608
Virtus Investment Partners Inc.(a)	14,012	1,134,972

		23,578,919
ELECTRIC—2.35%
ALLETE Inc.	120,780	5,048,604
Avista Corp.	422,151	11,271,432
CH Energy Group Inc.	41,934	2,754,644
El Paso Electric Co.	109,542	3,632,413
NorthWestern Corp.	125,562	4,608,125
UIL Holdings Corp.	225,488	8,086,000
UNS Energy Corp.	115,904	4,451,873

		39,853,091
ELECTRICAL COMPONENTS & EQUIPMENT—1.73%
Advanced Energy Industries Inc.(a)(b)	286,011	3,838,267
Belden Inc.	206,328	6,881,039
Encore Wire Corp.	138,340	3,704,745
EnerSys Inc.(a)(b)	344,960	12,097,747
Powell Industries Inc.(a)(b)	64,552	2,411,663
Vicor Corp.	66,253	459,796

		29,393,257
ELECTRONICS—3.88%
Badger Meter Inc.	33,524	1,258,826
Bel Fuse Inc. Class B	73,016	1,285,812
Benchmark Electronics Inc.(a)(b)	414,915	5,788,064
Brady Corp. Class A	378,306	10,407,198
Checkpoint Systems Inc.(a)(b)	291,495	2,538,922
CTS Corp.	245,759	2,315,050
Daktronics Inc.	266,208	1,839,497
Electro Scientific Industries Inc.	175,677	2,076,502
ESCO Technologies Inc.	192,343	7,008,979
FEI Co.(a)(b)	84,650	4,049,656
Measurement Specialties Inc.(a)(b)	35,940	1,168,409
Methode Electronics Inc.	266,832	2,270,740
Newport Corp.(a)(b)	275,214	3,308,072
Park Electrochemical Corp.	85,169	2,204,174
Plexus Corp.(a)(b)	251,706	7,098,109
Pulse Electronics Corp.	303,673	598,236
Rofin-Sinar Technologies Inc.(a)(b)	106,637	2,018,639
Rogers Corp.(a)(b)	42,071	1,666,432
TTM Technologies Inc.(a)(b)	371,658	3,497,302
Watts Water Technologies Inc. Class A	101,558	3,385,944

		65,784,563

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

ENGINEERING & CONSTRUCTION—1.43%
Aegion Corp.(a)(b)	282,545	5,054,730
Dycom Industries Inc.(a)(b)	241,959	4,502,857
EMCOR Group Inc.	480,162	13,358,107
Orion Marine Group Inc.(a)(b)	195,003	1,357,221

		24,272,915
ENTERTAINMENT—0.91%
Marriott Vacations Worldwide Corp.(a)	197,296	6,112,230
Multimedia Games Holding Co. Inc.(a)(b)	129,860	1,818,040
Pinnacle Entertainment Inc.(a)(b)	450,080	4,329,769
Shuffle Master Inc.(a)(b)	225,141	3,106,946

		15,366,985
ENVIRONMENTAL CONTROL—0.92%
Calgon Carbon Corp.(a)(b)	233,767	3,324,167
Darling International Inc.(a)(b)	448,531	7,396,276
Tetra Tech Inc.(a)(b)	187,161	4,881,159

		15,601,602
FOOD—2.18%
B&G Foods Inc. Class A	187,978	5,000,215
Cal-Maine Foods Inc.	103,124	4,032,148
Calavo Growers Inc.	35,462	907,118
Diamond Foods Inc.(b)	63,871	1,139,459
Hain Celestial Group Inc.(a)(b)	119,091	6,554,769
Nash-Finch Co.	87,828	1,886,545
Seneca Foods Corp. Class A(a)(b)	65,949	1,774,028
Snyders-Lance Inc.	192,776	4,863,739
Spartan Stores Inc.	156,180	2,831,543
United Natural Foods Inc.(a)(b)	144,085	7,904,503

		36,894,067
FOREST PRODUCTS & PAPER—0.76%
Buckeye Technologies Inc.	96,595	2,751,992
Clearwater Paper Corp.(a)	67,491	2,302,793
KapStone Paper and Packaging Corp.(a)(b)	84,575	1,340,514
Neenah Paper Inc.	114,035	3,043,594
Wausau Paper Corp.	355,128	3,455,395

		12,894,288
GAS—1.95%
Laclede Group Inc. (The)	161,817	6,441,935
New Jersey Resources Corp.	137,548	5,998,468
Northwest Natural Gas Co.	79,099	3,765,112
Piedmont Natural Gas Co.	281,074	9,047,772
Southwest Gas Corp.	179,170	7,820,771

		33,074,058
HEALTH CARE - PRODUCTS—2.44%
Affymetrix Inc.(a)(b)	508,158	2,383,261
Cantel Medical Corp.	49,332	1,344,297
CONMED Corp.	203,589	5,633,308
CryoLife Inc.(a)(b)	198,558	1,038,458
Greatbatch Inc.(a)(b)	54,635	1,240,761

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Hanger Inc.(a)(b)	244,499	6,268,954
Integra LifeSciences Holdings Corp.(a)	38,853	1,444,555
Invacare Corp.	229,169	3,536,078
Meridian Bioscience Inc.(b)	124,978	2,557,050
Merit Medical Systems Inc.(a)(b)	123,930	1,711,473
Natus Medical Inc.(a)	212,442	2,468,576
Palomar Medical Technologies Inc.(a)(b)	140,627	1,195,329
PSS World Medical Inc.(a)(b)	134,504	2,823,239
SurModics Inc.(a)(b)	68,451	1,184,202
Symmetry Medical Inc.(a)(b)	264,515	2,269,539
West Pharmaceutical Services Inc.	85,336	4,308,615

		41,407,695
HEALTH CARE - SERVICES—1.53%
Almost Family Inc.(a)(b)	59,206	1,322,662
Amedisys Inc.(a)(b)	217,174	2,703,816
AmSurg Corp.(a)	84,385	2,529,862
Bio-Reference Laboratories Inc.(a)(b)	67,804	1,781,889
Centene Corp.(a)(b)	122,271	3,687,694
Gentiva Health Services Inc.(a)(b)	219,854	1,523,588
Healthways Inc.(a)(b)	240,049	1,915,591
Kindred Healthcare Inc.(a)(b)	380,958	3,744,817
LHC Group Inc.(a)	114,401	1,940,241
Molina Healthcare Inc.(a)(b)	206,824	4,852,091

		26,002,251
HOLDING COMPANIES - DIVERSIFIED—0.57%
Prospect Capital Corp.(b)	854,607	9,733,974

		9,733,974
HOME BUILDERS—1.19%
M/I Homes Inc.(a)	135,207	2,341,785
Meritage Homes Corp.(a)(b)	202,668	6,878,552
Ryland Group Inc. (The)	166,953	4,270,658
Standard-Pacific Corp.(a)(b)	731,063	4,525,280
Winnebago Industries Inc.(a)(b)	210,014	2,140,043

		20,156,318
HOME FURNISHINGS—0.94%
Ethan Allen Interiors Inc.	187,026	3,727,428
La-Z-Boy Inc.(a)	372,289	4,575,432
Select Comfort Corp.(a)(b)	236,719	4,952,161
Universal Electronics Inc.(a)(b)	107,379	1,414,181
VOXX International Corp.(a)(b)	136,333	1,270,624

		15,939,826
HOUSEHOLD PRODUCTS & WARES—1.00%
American Greetings Corp. Class A(b)	252,702	3,694,503
Blyth Inc.	24,904	860,682
Central Garden & Pet Co. Class A(a)(b)	307,007	3,343,306
Helen of Troy Ltd.(a)(b)	98,190	3,327,659
Prestige Brands Holdings Inc.(a)(b)	361,898	5,721,608

		16,947,758
INSURANCE—2.49%
Amerisafe Inc.(a)(b)	130,710	3,391,925
eHealth Inc.(a)(b)	43,831	706,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Employers Holdings Inc.	227,961	4,112,416
Horace Mann Educators Corp.	285,449	4,989,649
Meadowbrook Insurance Group Inc.	363,880	3,198,505
Navigators Group Inc. (The)(a)(b)	35,778	1,790,689
Presidential Life Corp.	153,772	1,511,579
Safety Insurance Group Inc.	110,131	4,475,724
Selective Insurance Group Inc.	394,368	6,865,947
Stewart Information Services Corp.	139,739	2,144,994
Tower Group Inc.	283,798	5,922,864
United Fire Group Inc.	148,834	3,174,629

		42,285,038
INTERNET—1.29%
DealerTrack Holdings Inc.(a)(b)	137,460	4,138,921
Digital River Inc.(a)	265,657	4,415,219
eResearchTechnology Inc.(a)(b)	170,156	1,359,547
NutriSystem Inc.	205,069	2,370,598
PCTEL Inc.	132,941	860,128
Perficient Inc.(a)	230,310	2,586,381
QuinStreet Inc.(a)	66,920	619,679
United Online Inc.	653,215	2,756,567
Vasco Data Security International Inc.(a)(b)	127,674	1,044,373
XO Group Inc.(a)	189,080	1,677,140

		21,828,553
IRON & STEEL—0.28%
AK Steel Holding Corp.(b)	795,767	4,671,152

		4,671,152
LEISURE TIME—1.11%
Arctic Cat Inc.(a)(b)	91,111	3,331,018
Brunswick Corp.	436,981	9,709,718
Callaway Golf Co.	468,863	2,770,980
Interval Leisure Group Inc.	156,188	2,969,134

		18,780,850
LODGING—0.33%
Boyd Gaming Corp.(a)(b)	393,184	2,830,925
Marcus Corp.	143,260	1,971,257
Monarch Casino & Resort Inc.(a)(b)	83,156	760,046

		5,562,228
MACHINERY—1.77%
Albany International Corp. Class A	203,103	3,800,057
Applied Industrial Technologies Inc.	136,660	5,035,921
Astec Industries Inc.(a)(b)	144,293	4,426,909
Briggs & Stratton Corp.	350,104	6,123,319
Cascade Corp.	32,942	1,549,921
Gerber Scientific Inc. Escrow(a)(c)	177,368	1,774
Intermec Inc.(a)(b)	372,157	2,307,373
Intevac Inc.(a)(b)	167,186	1,257,239
Robbins & Myers Inc.	88,520	3,701,907
Tennant Co.	44,859	1,792,117

		29,996,537
MANUFACTURING—4.01%
A.O. Smith Corp.	159,724	7,808,906

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Actuant Corp. Class A	491,459	13,348,026
Barnes Group Inc.(b)	335,679	8,153,643
Ceradyne Inc.	174,755	4,482,466
EnPro Industries Inc.(a)(b)	148,132	5,535,693
Federal Signal Corp.(a)	448,617	2,619,923
Hillenbrand Inc.	148,904	2,736,855
John Bean Technologies Corp.	208,494	2,829,264
Koppers Holdings Inc.	77,826	2,646,084
LSB Industries Inc.(a)	66,915	2,068,343
Lydall Inc.(a)(b)	123,341	1,667,570
Movado Group Inc.	126,778	3,171,986
Myers Industries Inc.	241,228	4,139,472
Standex International Corp.	90,894	3,869,358
STR Holdings Inc.(a)(b)	111,317	507,606
Tredegar Corp.	169,164	2,463,028

		68,048,223
MEDIA—0.27%
Digital Generation Inc.(a)(b)	198,868	2,459,997
E.W. Scripps Co. (The) Class A(a)(b)	227,565	2,186,900

		4,646,897
METAL FABRICATE & HARDWARE—1.56%
A.M. Castle & Co.(a)(b)	119,862	1,272,934
CIRCOR International Inc.	74,077	2,525,285
Haynes International Inc.	31,788	1,619,281
Kaydon Corp.	140,855	3,012,888
Lawson Products Inc.	27,672	255,966
Mueller Industries Inc.	275,183	11,720,044
Olympic Steel Inc.(b)	66,155	1,086,265
RTI International Metals Inc.(a)(b)	218,185	4,937,527

		26,430,190
MINING—0.96%
AMCOL International Corp.	74,212	2,100,942
Century Aluminum Co.(a)(b)	388,966	2,851,121
Globe Specialty Metals Inc.	148,166	1,989,870
Kaiser Aluminum Corp.	113,854	5,902,191
Materion Corp.(b)	147,110	3,387,943

		16,232,067
OFFICE FURNISHINGS—0.34%
Interface Inc.	417,752	5,693,960

		5,693,960
OIL & GAS—1.79%
Comstock Resources Inc.(a)(b)	346,282	5,685,950
Gulfport Energy Corp.(a)(b)	110,674	2,283,205
PDC Energy Inc.(a)(b)	130,473	3,199,198
Penn Virginia Corp.	330,845	2,428,402
PetroQuest Energy Inc.(a)(b)	409,722	2,048,610
Stone Energy Corp.(a)(b)	355,970	9,020,280
Swift Energy Co.(a)(b)	308,205	5,735,695

		30,401,340
OIL & GAS SERVICES—1.61%
Basic Energy Services Inc.(a)(b)	139,505	1,439,692

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Exterran Holdings Inc.(a)(b)	466,549	5,948,500
Gulf Island Fabrication Inc.	103,700	2,925,377
Hornbeck Offshore Services Inc.(a)(b)	124,523	4,829,002
ION Geophysical Corp.(a)(b)	624,573	4,115,936
Matrix Service Co.(a)	185,799	2,108,819
Pioneer Drilling Co.(a)(b)	253,449	2,019,988
TETRA Technologies Inc.(a)(b)	558,542	3,982,404

		27,369,718
PHARMACEUTICALS—0.62%
Align Technology Inc.(a)(b)	166,035	5,555,531
Par Pharmaceutical Companies Inc.(a)	68,935	2,491,311
PharMerica Corp.(a)(b)	212,859	2,324,420
Savient Pharmaceuticals Inc.(a)(b)	262,206	141,618

		10,512,880
REAL ESTATE—0.47%
Forestar Group Inc.(a)(b)	249,677	3,198,362
Sovran Self Storage Inc.	96,001	4,808,690

		8,007,052
REAL ESTATE INVESTMENT TRUSTS—9.22%
Acadia Realty Trust(b)	120,211	2,786,491
Cedar Realty Trust Inc.(b)	410,359	2,072,313
Colonial Properties Trust(b)	449,149	9,944,159
Cousins Properties Inc.(b)	749,403	5,807,873
DiamondRock Hospitality Co.	1,208,100	12,322,620
Entertainment Properties Trust	158,360	6,510,180
Extra Space Storage Inc.(b)	381,094	11,661,476
Franklin Street Properties Corp.	519,269	5,493,866
Getty Realty Corp.(b)	194,783	3,730,095
Healthcare Realty Trust Inc.(b)	330,974	7,890,420
Inland Real Estate Corp.(b)	385,138	3,227,456
Kilroy Realty Corp.	240,570	11,645,994
Kite Realty Group Trust	461,715	2,303,958
LaSalle Hotel Properties(b)	616,078	17,952,513
Lexington Realty Trust(b)	974,643	8,255,226
LTC Properties Inc.	100,738	3,654,775
Medical Properties Trust Inc.	975,470	9,384,021
Parkway Properties Inc.(b)	145,780	1,667,723
Pennsylvania Real Estate Investment Trust(b)	402,659	6,031,832
Post Properties Inc.	170,018	8,322,381
Sabra Healthcare REIT Inc.	159,484	2,728,771
Saul Centers Inc.(b)	27,381	1,173,824
Tanger Factory Outlet Centers Inc.	273,259	8,757,951
Universal Health Realty Income Trust	31,236	1,297,231
Urstadt Biddle Properties Inc. Class A(b)	86,899	1,717,993

		156,341,142
RETAIL—6.57%
Big 5 Sporting Goods Corp.	157,298	1,189,173
Brown Shoe Co. Inc.	308,598	3,984,000
Cabela’s Inc.(a)(b)	313,839	11,866,253
Cato Corp. (The) Class A	84,125	2,562,448
Christopher & Banks Corp.	266,134	314,038
Coldwater Creek Inc.(a)(b)	645,891	352,656
Cracker Barrel Old Country Store Inc.	58,562	3,677,694
Fifth & Pacific Companies Inc.(a)	391,274	4,198,370
Finish Line Inc. (The) Class A	187,094	3,912,136

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Fred’s Inc. Class A(b)	263,845	4,034,190
Group 1 Automotive Inc.	164,952	7,523,461
Haverty Furniture Companies Inc.	137,266	1,533,261
Hot Topic Inc.	304,021	2,945,963
Jack in the Box Inc.(a)(b)	318,165	8,870,440
Kirkland’s Inc.(a)(b)	49,540	557,325
Lithia Motors Inc. Class A	155,495	3,584,160
Lumber Liquidators Holdings Inc.(a)(b)	59,615	2,014,391
MarineMax Inc.(a)(b)	169,106	1,608,198
Men’s Wearhouse Inc. (The)	366,313	10,308,048
OfficeMax Inc.(a)(b)	623,866	3,156,762
Pep Boys—Manny, Moe & Jack (The)	380,522	3,767,168
PetMed Express Inc.	146,146	1,777,135
Red Robin Gourmet Burgers Inc.(a)(b)	80,424	2,453,736
Ruby Tuesday Inc.(a)(b)	459,552	3,129,549
Ruth’s Hospitality Group Inc.(a)(b)	253,594	1,673,720
Sonic Automotive Inc. Class A	252,580	3,452,769
Sonic Corp.(a)(b)	436,297	4,371,696
Stage Stores Inc.	222,525	4,076,658
Stein Mart Inc.(a)	194,920	1,549,614
Texas Roadhouse Inc.	173,369	3,195,191
Tuesday Morning Corp.(a)(b)	300,708	1,290,037
Zale Corp.(a)(b)	190,310	511,934
Zumiez Inc.(a)(b)	50,422	1,996,711

		111,438,885
SAVINGS & LOANS—1.49%
Bank Mutual Corp.	333,190	1,469,368
Brookline Bancorp Inc.	504,106	4,461,338
Dime Community Bancshares Inc.	203,686	2,706,987
Northwest Bancshares Inc.	702,281	8,223,711
Oritani Financial Corp.	85,539	1,230,906
Provident Financial Services Inc.	385,455	5,916,734
ViewPoint Financial Group	75,216	1,176,378

		25,185,422
SEMICONDUCTORS—2.15%
ATMI Inc.(a)(b)	128,894	2,651,350
Brooks Automation Inc.	152,463	1,439,251
Cohu Inc.	175,099	1,779,006
Diodes Inc.(a)(b)	100,626	1,888,750
DSP Group Inc.(a)	153,473	973,019
Kopin Corp.(a)(b)	255,658	879,464
Micrel Inc.	130,499	1,243,655
Microsemi Corp.(a)(b)	185,586	3,431,485
MKS Instruments Inc.	139,919	4,047,857
Monolithic Power Systems Inc.(a)(b)	76,515	1,520,353
Nanometrics Inc.(a)(b)	40,101	615,951
Pericom Semiconductor Corp.(a)(b)	170,488	1,534,392
Rudolph Technologies Inc.(a)(b)	230,886	2,013,326
Sigma Designs Inc.(a)(b)	236,548	1,509,176
Standard Microsystems Corp.(a)	86,479	3,190,210
Supertex Inc.(a)(b)	54,168	1,021,067
Tessera Technologies Inc.	131,114	2,015,222
TriQuint Semiconductor Inc.(a)(b)	510,236	2,806,298
Ultratech Inc.(a)	60,267	1,898,410

		36,458,242
SOFTWARE—1.78%
Avid Technology Inc.(a)(b)	211,438	1,570,984

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

Bottomline Technologies Inc.(a)(b)	92,437	1,668,488
CSG Systems International Inc.(a)(b)	98,163	1,696,257
Digi International Inc.(a)(b)	185,984	1,904,476
EPIQ Systems Inc.	122,346	1,498,738
Monotype Imaging Holdings Inc.(a)(b)	131,380	2,203,243
Omnicell Inc.(a)	142,352	2,084,033
Progress Software Corp.(a)	239,725	5,003,061
SYNNEX Corp.(a)(b)	187,314	6,460,460
Take-Two Interactive Software Inc.(a)(b)	646,761	6,118,359

		30,208,099
STORAGE & WAREHOUSING—0.22%
Mobile Mini Inc.(a)(b)	263,401	3,792,974

		3,792,974
TELECOMMUNICATIONS—2.94%
Anixter International Inc.	200,788	10,651,803
ARRIS Group Inc.(a)	813,298	11,312,975
Black Box Corp.	126,119	3,619,615
Cbeyond Inc.(a)	219,965	1,489,163
Cincinnati Bell Inc.(a)(b)	1,419,217	5,279,487
Comtech Telecommunications Corp.	129,301	3,695,423
General Communication Inc. Class A(a)(b)	132,983	1,105,089
Harmonic Inc.(a)	846,565	3,606,367
Lumos Networks Corp.	109,288	1,032,772
Neutral Tandem Inc.(a)	66,353	874,532
Novatel Wireless Inc.(a)	234,673	584,336
NTELOS Holdings Corp.	108,643	2,047,920
Oplink Communications Inc.(a)(b)	50,803	687,365
Symmetricom Inc.(a)(b)	300,488	1,799,923
USA Mobility Inc.	159,888	2,056,160

		49,842,930
TEXTILES—0.36%
G&K Services Inc. Class A	135,583	4,228,834
UniFirst Corp.	29,937	1,908,484

		6,137,318
TOYS, GAMES & HOBBIES—0.18%
JAKKS Pacific Inc.(b)	186,819	2,990,972

		2,990,972
TRANSPORTATION—1.79%
Arkansas Best Corp.	183,765	2,315,439
Bristow Group Inc.	257,340	10,466,018
Heartland Express Inc.	234,300	3,352,833
Hub Group Inc. Class A(a)(b)	116,925	4,232,685
Knight Transportation Inc.	233,425	3,732,466
Old Dominion Freight Line Inc.(a)(b)	94,930	4,109,519
Overseas Shipholding Group Inc.(b)	190,646	2,118,077

		30,327,037

TOTAL COMMON STOCKS
(Cost: $1,746,588,995)		1,695,522,238

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2012

SHORT-TERM INVESTMENTS - 18.62%

MONEY MARKET FUNDS - 18.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	293,365,582	293,365,582
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	20,708,155	20,708,155
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	1,743,302	1,743,302

		315,817,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,817,039)		315,817,039

TOTAL INVESTMENTS IN SECURITIES—118.57%
(Cost: $2,062,406,034)		2,011,339,277
Other Assets, Less Liabilities—(18.57)%		(315,000,134)

NET ASSETS—100.00%		$1,696,339,143

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2012

Security	Shares	Value

COMMON STOCKS—99.52%

ADVERTISING—0.32%
Dentsu Inc.	7,800	$229,532

		229,532
AGRICULTURE—1.57%
Japan Tobacco Inc.	38,400	1,136,263

		1,136,263

AIRLINES—0.37%
All Nippon Airways Co. Ltd.(a)	96,000	271,914

		271,914
AUTO MANUFACTURERS—11.58%
Honda Motor Co. Ltd.	66,600	2,294,566
Isuzu Motors Ltd.	54,000	286,276
Nissan Motor Co. Ltd.	100,200	939,336
Suzuki Motor Corp.	16,200	329,116
Toyota Motor Corp.	114,000	4,557,714

		8,407,008
AUTO PARTS & EQUIPMENT—3.25%
Aisin Seiki Co. Ltd.	7,200	237,413
Bridgestone Corp.	26,400	600,526
Denso Corp.	21,000	708,773
NGK Insulators Ltd.	12,000	131,295
NOK Corp.	4,200	88,537
Sumitomo Electric Industries Ltd.	31,800	391,771
Toyota Industries Corp.	7,200	204,116

		2,362,431
BANKS—9.80%
Mitsubishi UFJ Financial Group Inc.	603,000	2,856,674
Mizuho Financial Group Inc.	1,021,800	1,716,020
Shinsei Bank Ltd.	96,000	115,503
Sumitomo Mitsui Financial Group Inc.	60,000	1,964,156
Sumitomo Mitsui Trust Holdings Inc.	156,040	461,529

		7,113,882
BEVERAGES—1.11%
Asahi Group Holdings Ltd.	18,000	385,537
Kirin Holdings Co. Ltd.	36,000	422,309

		807,846
BUILDING MATERIALS—1.28%
Asahi Glass Co. Ltd.	42,000	280,562
Daikin Industries Ltd.	11,400	317,754
JS Group Corp.	11,400	239,744
TOTO Ltd.	12,000	89,034

		927,094

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2012

CHEMICALS—3.10%
Asahi Kasei Corp.	54,000	291,014
JSR Corp.	7,800	134,220
Kuraray Co. Ltd.	14,400	185,346
Mitsubishi Chemical Holdings Corp.	51,000	223,073
Mitsui Chemicals Inc.	42,000	104,224
Nitto Denko Corp.	6,600	279,170
Shin-Etsu Chemical Co. Ltd.	15,600	852,438
Sumitomo Chemical Co. Ltd.	60,000	182,730

		2,252,215
COMMERCIAL SERVICES—1.04%
Dai Nippon Printing Co. Ltd.	24,000	186,790
Secom Co. Ltd.	9,000	411,142
Toppan Printing Co. Ltd.	24,000	159,418

		757,350
COMPUTERS—1.04%
Fujitsu Ltd.	84,000	398,997
NTT Data Corp.	54	164,660
TDK Corp.	4,800	192,505

		756,162
COSMETICS & PERSONAL CARE—1.50%
Kao Corp.	21,000	577,441
Shiseido Co. Ltd.	15,000	235,932
Unicharm Corp.	4,800	273,417

		1,086,790
DISTRIBUTION & WHOLESALE—5.44%
ITOCHU Corp.	60,600	631,899
Marubeni Corp.	66,000	435,092
Mitsubishi Corp.	60,600	1,212,152
Mitsui & Co. Ltd.	67,800	997,584
Sumitomo Corp.	48,600	674,881

		3,951,608
DIVERSIFIED FINANCIAL SERVICES—1.99%
Credit Saison Co. Ltd.	6,600	145,334
Daiwa Securities Group Inc.	72,000	268,003
Nomura Holdings Inc.	162,600	599,128
ORIX Corp.	4,680	432,280

		1,444,745
ELECTRIC—1.56%
Chubu Electric Power Co. Inc.	27,000	437,874
Kansai Electric Power Co. Inc. (The)	30,600	366,249
Kyushu Electric Power Co. Inc.	17,400	206,079
Tokyo Electric Power Co. Inc. (The)(b)	62,400	120,436

		1,130,638
ELECTRICAL COMPONENTS & EQUIPMENT—3.18%
Furukawa Electric Co. Ltd.	30,000	70,310
Hitachi Ltd.	198,000	1,208,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2012

Mitsubishi Electric Corp.	84,000	694,824
Nidec Corp.	4,400	331,971

		2,305,602
ELECTRONICS—4.03%
Advantest Corp.	7,200	111,082
Hirose Electric Co. Ltd.	1,300	127,735
Hoya Corp.	18,600	407,246
Keyence Corp.	1,936	476,054
Kyocera Corp.	6,600	564,958
Murata Manufacturing Co. Ltd.	8,400	437,423
NEC Corp.(b)	108,000	166,487
Toshiba Corp.	168,000	631,658

		2,922,643
ENGINEERING & CONSTRUCTION—0.67%
Kajima Corp.	42,000	122,647
Obayashi Corp.	30,000	131,220
Shimizu Corp.	30,000	103,772
Taisei Corp.	48,000	128,136

		485,775
ENTERTAINMENT—0.38%
Oriental Land Co. Ltd.	2,400	274,320

		274,320
FOOD—1.03%
Ajinomoto Co. Inc.	24,000	332,974
Nippon Meat Packers Inc.	7,000	92,380
Nissin Foods Holdings Co. Ltd.	3,600	136,934
Yakult Honsha Co. Ltd.	4,800	187,693

		749,981
FOREST PRODUCTS & PAPER—0.28%
Nippon Paper Group Inc.(a)	4,200	66,535
Oji Paper Co. Ltd.	36,000	137,611

		204,146
GAS—1.12%
Osaka Gas Co. Ltd.	78,000	326,507
Tokyo Gas Co. Ltd.	96,000	489,685

		816,192
HAND & MACHINE TOOLS—0.59%
SMC Corp.	2,500	429,565

		429,565
HEALTH CARE - PRODUCTS—0.37%
Terumo Corp.	6,600	269,658

		269,658
HOME BUILDERS—0.78%
Daiwa House Industry Co. Ltd.	24,000	338,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2012

Sekisui House Ltd.	24,000	224,990

		563,980
HOME FURNISHINGS—1.98%
Panasonic Corp.	81,600	657,586
Sharp Corp.(a)	36,000	181,376
Sony Corp.	42,600	599,572

		1,438,534
INSURANCE—2.72%
Dai-ichi Life Insurance Co. Ltd. (The)	378	432,054
MS&AD Insurance Group Holdings Inc.	22,800	395,192
NKSJ Holdings Inc.	17,400	367,234
Tokio Marine Holdings Inc.	31,200	776,579

		1,971,059
INTERNET—0.33%
Yahoo! Japan Corp.	744	239,826

		239,826
IRON & STEEL—1.67%
JFE Holdings Inc.	19,825	327,476
Kobe Steel Ltd.	108,000	128,588
Nippon Steel Corp.	228,000	511,493
Sumitomo Metal Industries Ltd.	150,000	244,391

		1,211,948
LEISURE TIME—0.23%
Sega Sammy Holdings Inc.	8,400	170,548

		170,548
MACHINERY—4.66%
FANUC Corp.	8,400	1,363,329
Kawasaki Heavy Industries Ltd.	60,000	162,426
Komatsu Ltd.	36,600	861,446
Kubota Corp.	45,000	411,706
Mitsubishi Heavy Industries Ltd.	144,000	581,126

		3,380,033
MANUFACTURING—1.30%
FUJIFILM Holdings Corp.	18,600	349,201
Konica Minolta Holdings Inc.	21,000	163,968
Nikon Corp.	14,400	433,498

		946,667
METAL FABRICATE & HARDWARE—0.16%
NSK Ltd.	18,000	115,052

		115,052
MINING—0.63%
Mitsubishi Materials Corp.	48,000	137,762
Mitsui Mining & Smelting Co. Ltd.	24,000	52,037

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2012

Sumitomo Metal Mining Co. Ltd.	24,000	268,003

		457,802
OFFICE & BUSINESS EQUIPMENT—3.09%
Canon Inc.	51,050	2,024,981
Ricoh Co. Ltd.	26,000	217,020

		2,242,001
OIL & GAS—1.55%
INPEX Corp.	96	534,804
JX Holdings Inc.	94,840	484,957
TonenGeneral Sekiyu K.K.	12,000	106,329

		1,126,090
PACKAGING & CONTAINERS—0.11%
Toyo Seikan Kaisha Ltd.	6,600	79,326

		79,326
PHARMACEUTICALS—5.90%
Astellas Pharma Inc.	18,628	808,949
Daiichi Sankyo Co. Ltd.	27,603	463,221
Eisai Co. Ltd.	10,800	472,390
Ono Pharmaceutical Co. Ltd.	3,600	225,592
Otsuka Holdings Co. Ltd.	19,800	606,234
Shionogi & Co. Ltd.	12,600	170,548
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	151,372
Takeda Pharmaceutical Co. Ltd.	30,600	1,386,377

		4,284,683
REAL ESTATE—2.91%
Mitsubishi Estate Co. Ltd.	54,000	959,669
Mitsui Fudosan Co. Ltd.	36,000	690,312
Sumitomo Realty & Development Co. Ltd.	19,000	462,201

		2,112,182
RETAIL—2.86%
AEON Co. Ltd.	27,600	343,141
Fast Retailing Co. Ltd.	2,400	477,654
Marui Group Co. Ltd.	10,800	82,025
Seven & I Holdings Co. Ltd.	32,400	973,340
Yamada Denki Co. Ltd.	3,900	198,201

		2,074,361
SEMICONDUCTORS—0.72%
Rohm Co. Ltd.	4,200	160,283
Tokyo Electron Ltd.	7,800	361,211

		521,494
TELECOMMUNICATIONS—5.39%
Nippon Telegraph and Telephone Corp.	33,600	1,558,090
NTT DoCoMo Inc.	588	977,912
SoftBank Corp.	37,200	1,376,759

		3,912,761

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2012

TEXTILES—0.74%
Teijin Ltd.	42,000	126,858
Toray Industries Inc.	60,000	406,818

		533,676
TOYS, GAMES & HOBBIES—0.72%
Nintendo Co. Ltd.	4,500	521,682

		521,682
TRANSPORTATION—4.47%
Central Japan Railway Co.	66	518,636
East Japan Railway Co.	15,000	939,967
Kintetsu Corp.(a)	66,000	263,041
Mitsui O.S.K. Lines Ltd.	48,000	170,849
Nippon Express Co. Ltd.	36,000	147,988
Nippon Yusen K.K.	66,000	172,879
Odakyu Electric Railway Co. Ltd.	27,000	268,004
Tokyu Corp.	42,000	197,393
West Japan Railway Co.	7,200	295,977
Yamato Holdings Co. Ltd.	16,800	269,297

		3,244,031

TOTAL COMMON STOCKS
(Cost: $105,738,216)		72,241,096

SHORT-TERM INVESTMENTS—0.80%

MONEY MARKET FUNDS—0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	517,585	517,585
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	36,535	36,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	24,736	24,736

		578,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $578,856)		578,856

TOTAL INVESTMENTS IN SECURITIES—100.32%
(Cost: $106,317,072)		72,819,952
Other Assets, Less Liabilities—(0.32)%		(233,513)

NET ASSETS—100.00%		$72,586,439

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2012

Security	Shares	Value

PREFERRED STOCKS—98.82%

AGRICULTURE—0.16%
CHS Inc., 8.00%(a)	461,620	$14,162,502

		14,162,502
AUTO MANUFACTURERS—2.51%
Ford Motor Co., 7.50%(a)	1,325,041	36,756,638
General Motors Co., 4.75%	5,745,831	190,761,589

		227,518,227
AUTO PARTS & EQUIPMENT—0.28%
Goodyear Tire & Rubber Co. (The), 5.88%	582,963	25,184,002

		25,184,002
BANKS—47.51%
Ally Financial Inc., 7.25%(a)	1,819,996	43,370,505
Ally Financial Inc., 7.30%	1,246,422	29,490,345
Ally Financial Inc., 7.35%	817,080	19,503,700
Ally Financial Inc., 7.38%	2,099,933	49,705,414
Ally Financial Inc. Series A, 8.50%(b)	2,210,446	50,729,736
BAC Capital Trust I, 7.00%(a)	993,340	24,912,967
BAC Capital Trust II, 7.00%	1,593,534	40,157,057
BAC Capital Trust III, 7.00%	809,771	20,446,718
BAC Capital Trust IV, 5.88%(a)	710,249	17,479,228
BAC Capital Trust V, 6.00%(a)	896,287	22,138,289
BAC Capital Trust VIII, 6.00%(a)	889,663	21,930,193
BAC Capital Trust X, 6.25%	1,474,879	36,989,965
BAC Capital Trust XII, 6.88%	1,526,784	38,398,618
Bank of America Corp., 6.38%	1,124,359	27,434,360
Bank of America Corp., 6.50%	387,845	9,835,749
Bank of America Corp., 6.63%	650,390	16,552,426
Bank of America Corp., 7.25%(a)	1,562,138	39,584,577
Bank of America Corp., 8.63%(a)	3,711,543	96,240,310
Bank of America Corp. Series 4, 4.00%(a)(b)	541,387	10,535,391
Bank of America Corp. Series 5, 4.00%(a)(b)	802,409	15,622,903
Bank of America Corp. Series D, 6.20%	1,162,489	28,457,731
Bank of America Corp. Series E, 4.00%(a)(b)	513,206	10,320,573
Bank of America Corp. Series H, 3.00%(a)(b)	785,256	13,749,833
Bank of America Corp. Series H, 8.20%(a)	4,344,817	112,313,519
Bank One Capital Trust VI, 7.20%	261,806	6,801,720
Barclays Bank PLC, 6.63%(a)	1,715,971	41,354,901
Barclays Bank PLC, 7.10%(a)	3,111,993	77,177,426
Barclays Bank PLC, 7.75%	2,600,652	65,328,378
Barclays Bank PLC Series 5, 8.13%(a)	5,995,479	152,165,257
BB&T Capital Trust V, 8.95%(b)	1,037,965	26,146,338
BB&T Capital Trust VI, 9.60%	1,314,053	33,521,492
BB&T Capital Trust VII, 8.10%	811,029	20,616,357
BNY Capital V Series F, 5.95%(a)	871,143	22,510,335
Countrywide Capital IV, 6.75%	820,690	20,156,146
Countrywide Capital V, 7.00%	2,431,512	60,423,073
Deutsche Bank Capital Funding Trust VIII, 6.38%(a)	2,103,285	50,773,300
Deutsche Bank Capital Funding Trust IX, 6.63%	2,313,781	56,965,288
Deutsche Bank Capital Funding Trust X, 7.35%	1,819,904	45,788,785
Deutsche Bank Contingent Capital Trust II, 6.55%	1,803,948	44,503,397
Deutsche Bank Contingent Capital Trust III, 7.60%	4,444,410	114,176,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2012

Deutsche Bank Contingent Capital Trust V, 8.05%(a)	2,569,397	67,241,120
Fifth Third Bancorp. Series G, 8.50%	233,084	31,885,891
Fifth Third Capital Trust V, 7.25%(a)(b)	1,406,772	35,802,347
Fifth Third Capital Trust VI, 7.25%(b)	2,053,512	52,426,161
First Republic Bank Series A, 6.70%	433,962	11,417,540
Fleet Capital Trust VIII, 7.20%	1,001,584	25,199,853
Fleet Capital Trust IX, 6.00%	339,102	8,579,281
GMAC Capital Trust I Series 2, 8.13%(b)	6,038,791	145,232,924
Goldman Sachs Group Inc. (The), 4.00%(a)(b)	361,290	7,045,155
Goldman Sachs Group Inc. (The), 6.13%(a)	2,950,280	77,651,370
Goldman Sachs Group Inc. (The), 6.50%(a)	1,320,556	35,787,068
Goldman Sachs Group Inc. (The) Series A, 3.75%(a)(b)	1,433,757	25,592,562
Goldman Sachs Group Inc. (The) Series B, 6.20%(a)	1,396,530	34,843,424
Goldman Sachs Group Inc. (The) Series D, 4.00%(b)	2,692,115	49,588,758
HSBC Holdings PLC, 6.20%	3,276,278	82,136,289
HSBC Holdings PLC, 8.00%	8,506,428	231,204,713
HSBC Holdings PLC, 8.13%	4,956,608	130,656,187
HSBC USA Inc. Series D, 4.50%(b)	202,898	5,046,073
HSBC USA Inc. Series F, 3.50%(a)(b)	1,529,943	33,490,452
HSBC USA Inc. Series G, 4.00%(b)	1,418,189	32,178,708
HSBC USA Inc. Series H, 6.50%	824,859	21,487,577
J.P. Morgan Chase & Co. Series J, 8.63%	2,804,692	76,091,294
J.P. Morgan Chase Capital X, 7.00%	2,416,332	61,930,589
J.P. Morgan Chase Capital XI, 5.88%(a)	2,472,827	62,463,610
J.P. Morgan Chase Capital XII, 6.25%	920,509	23,528,210
J.P. Morgan Chase Capital XIV, 6.20%(a)	1,381,470	35,186,041
J.P. Morgan Chase Capital XVI, 6.35%	1,154,686	29,213,556
J.P. Morgan Chase Capital XIX, 6.63%	1,297,495	32,787,699
J.P. Morgan Chase Capital XXIV, 6.88%	1,590,709	40,690,336
J.P. Morgan Chase Capital XXVI, 8.00%(b)	4,211,126	106,499,377
J.P. Morgan Chase Capital XXVIII, 7.20%(b)	3,566,655	89,451,707
J.P. Morgan Chase Capital XXIX, 6.70%	3,447,995	88,372,112
KeyCorp Capital X, 8.00%	1,468,964	37,017,893
Lloyds Banking Group PLC, 7.75%	1,936,667	51,612,176
M&T Capital Trust IV, 8.50%	888,845	22,887,759
Morgan Stanley Series A, 4.00%(b)	1,713,978	28,794,830
PNC Capital Trust E, 7.75%(a)(c)	1,509,387	38,142,209
PNC Financial Services Group Inc. (The) Series L, 9.88%(b)(c)	320,498	8,804,080
Regions Financing Trust III, 8.88%(a)	791,763	20,189,957
Santander Finance Preferred SA Unipersonal, 6.80%(a)	446,035	10,089,312
Santander Finance Preferred SA Unipersonal, 10.50%(a)	1,807,553	47,556,719
Santander Finance Preferred SA Unipersonal Series 6, 4.00%(a)(b)	578,147	8,787,834
SunTrust Capital IX, 7.88%	1,637,062	41,237,592
U.S. Bancorp, 3.50%(a)(b)	2,095,909	47,828,643
U.S. Bancorp Series D, 7.88%	1,113,085	29,797,285
UBS Preferred Funding Trust IV Series D, 0.94%(b)	1,727,878	26,436,533
US Bancorp Series F, 6.50%(b)	2,536,952	72,506,088
Wells Fargo & Co. Series J, 8.00%(a)	4,925,628	148,753,966
Wells Fargo Capital VII, 5.85%(a)	1,142,233	29,492,456
Wells Fargo Capital VIII, 5.63%	441,208	11,361,106
Wells Fargo Capital IX, 5.63%(a)	1,116,633	28,585,805
Wells Fargo Capital XII, 7.88%(a)	3,509,584	90,863,130
Zions BanCorp, 9.50%	1,628,778	42,706,559
Zions Capital Trust B, 8.00%	1,114,145	28,900,921

		4,297,370,030
COMPUTERS—0.11%
Unisys Corp. Series A, 6.25%	166,261	9,849,302

		9,849,302

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2012

DIVERSIFIED FINANCIAL SERVICES—19.49%
Ameriprise Financial Inc., 7.75%(a)	443,192	12,529,038
Capital One Capital II, 7.50%	941,505	24,196,679
Citigroup Capital VII, 7.13%	1,961,220	49,324,683
Citigroup Capital VIII, 6.95%	2,580,057	64,346,622
Citigroup Capital IX, 6.00%	2,217,733	54,312,281
Citigroup Capital X, 6.10%	831,903	20,323,390
Citigroup Capital XI, 6.00%(a)	1,017,268	24,770,476
Citigroup Capital XII, 8.50%(b)	5,172,954	129,634,227
Citigroup Capital XIII, 7.88%(b)	5,077,935	138,576,846
Citigroup Capital XIV, 6.88%	664,755	16,532,457
Citigroup Capital XV, 6.50%	1,421,059	35,213,842
Citigroup Capital XVI, 6.45%	2,361,510	58,093,146
Citigroup Capital XIX, 7.25%	1,260,010	31,638,851
Citigroup Capital XX, 7.88%	937,345	23,724,202
Credit Suisse (Guernsey) Ltd., 7.90%	3,404,866	88,628,662
General Electric Capital Corp., 5.88%(a)	1,695,005	44,341,331
General Electric Capital Corp., 6.00%	2,273,354	58,584,333
General Electric Capital Corp., 6.05%	1,364,217	34,869,387
General Electric Capital Corp., 6.10%(a)	2,263,936	59,088,730
General Electric Capital Corp., 6.45%(a)	1,134,381	29,641,376
General Electric Capital Corp., 6.50%(a)	663,439	18,377,260
General Electric Capital Corp., 6.63%(a)	2,125,550	56,242,053
HSBC Finance Corp., 6.36%(a)	1,460,034	36,792,857
MBNA Capital D, 8.13%	548,123	13,752,406
Merrill Lynch Capital Trust I, 6.45%(a)(b)	1,800,804	44,299,778
Merrill Lynch Capital Trust II, 6.45%(b)	1,608,748	39,591,288
Merrill Lynch Capital Trust III, 7.00%(a)	1,279,381	31,805,412
Merrill Lynch Capital Trust III, 7.38%(a)	1,280,176	32,260,435
Merrill Lynch Capital Trust IV, 7.12%	731,126	18,219,660
Merrill Lynch Capital Trust V, 7.28%	1,567,858	39,086,700
Morgan Stanley Capital Trust III, 6.25%	2,420,082	57,670,554
Morgan Stanley Capital Trust IV, 6.25%(a)	1,397,998	33,272,352
Morgan Stanley Capital Trust V, 5.75%(a)	1,121,996	26,288,366
Morgan Stanley Capital Trust VI, 6.60%(a)	2,096,333	51,129,562
Morgan Stanley Capital Trust VII, 6.60%(a)	2,517,803	60,553,162
Morgan Stanley Capital Trust VIII, 6.45%(a)	1,872,452	44,920,123
Raymond James Financial Inc., 6.90%	790,158	21,444,888
RBS Capital Funding Trust V Series E, 5.90%	3,119,096	43,324,243
RBS Capital Funding Trust VII Series G, 6.08%(a)	4,283,395	59,710,526
SLM Corp., 4.65%(a)(b)	462,706	10,952,251
SLM Corp., 6.00%	681,077	14,792,992
Stifel Financial Corp., 6.70%(a)	382,374	10,488,519

		1,763,345,946
ELECTRIC—3.16%
American Electric Power Co. Inc., 8.75%(a)	709,626	19,337,308
Constellation Energy Group Inc., 8.63%	1,016,309	27,186,266
Dominion Resources Inc., 8.38%	1,537,689	44,131,674
DTE Energy Co., 6.50%	637,779	18,010,879
Entergy Arkansas Inc., 5.75%	509,984	14,075,558
Entergy Louisiana LLC, 5.88%	317,266	8,727,988
Entergy Louisiana LLC, 6.00%	427,778	11,802,395
Entergy Mississippi Inc., 6.00%	336,194	9,484,033
Entergy Texas Inc., 7.88%	221,866	6,431,895
FPL Group Capital Trust I, 5.88%(a)	688,154	17,988,346
Georgia Power Co., 6.38%(a)	538,795	13,502,203
Gulf Power Co., 5.75%	243,355	7,254,413
NextEra Energy Capital Holdings Inc. Series A, 6.60%(a)	779,038	20,504,280
NextEra Energy Capital Holdings Inc. Series E, 7.45%	772,230	20,224,704
NextEra Energy Capital Holdings Inc. Series F, 8.75%	796,964	22,880,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2012

Xcel Energy Inc., 7.60%	894,738	23,934,241

		285,477,019
HOLDING COMPANIES - DIVERSIFIED—0.71%
Allied Capital Corp., 6.88%	552,092	13,664,277
Ares Capital Corp., 7.00%	324,036	8,473,541
Ares Capital Corp., 7.75%	470,550	12,384,876
Kayne Anderson MLP Investment Co. Series E, 4.25%	255,060	6,616,256
KKR Financial Holdings LLC, 7.50%	266,994	6,944,514
KKR Financial Holdings LLC, 8.38%	594,851	16,066,926

		64,150,390
HOME BUILDERS—0.10%
PulteGroup Inc., 7.38%(a)	349,997	8,837,424

		8,837,424
INSURANCE—13.20%
Aegon NV, 4.00%(b)	421,101	8,131,460
Aegon NV, 6.38%	2,276,178	55,607,028
Aegon NV, 6.50%(a)	1,146,348	27,477,961
Aegon NV, 6.88%	1,264,597	31,349,360
Aegon NV, 7.25%(a)	2,393,720	60,608,990
Aegon NV, 8.00%	1,169,331	30,858,645
American Financial Group Inc., 7.00%(a)	290,455	7,842,285
American International Group Inc., 6.45%(b)	1,727,205	42,817,412
American International Group Inc., 7.70%(b)	2,520,674	64,781,322
Assured Guaranty Municipal Holdings Inc., 6.25%(a)	520,407	12,854,053
Aviva PLC, 8.25%(a)	947,938	26,058,816
Axis Capital Holdings Ltd., 7.25%(a)	466,345	12,110,980
Axis Capital Holdings Ltd. Series C, 6.88%	906,167	24,276,214
Endurance Specialty Holdings Ltd., 7.50%	547,335	14,400,384
Endurance Specialty Holdings Ltd., 7.75%(a)	453,207	12,272,845
Everest Re Capital Trust II Series B, 6.20%	728,058	18,499,954
Hartford Financial Services Group Inc., 7.25%(a)	1,314,904	24,588,705
ING Groep NV, 6.13%	1,603,468	32,486,262
ING Groep NV, 6.20%	1,154,571	23,691,797
ING Groep NV, 6.38%	2,358,705	49,296,934
ING Groep NV, 7.05%(a)	1,808,157	42,130,058
ING Groep NV, 7.20%	2,491,883	58,584,169
ING Groep NV, 7.38%(a)	3,381,562	80,548,807
ING Groep NV, 8.50%	4,518,794	115,048,495
MetLife Inc., 4.00%(a)(b)	1,466,929	36,306,493
MetLife Inc., 6.50%	3,439,120	88,729,296
Montpelier Re Holdings Ltd., 8.88%(a)	343,962	9,321,370
PartnerRe Ltd., 6.75%	685,474	17,575,553
PartnerRe Ltd., 7.25%(a)	869,122	23,292,470
Phoenix Companies Inc. (The), 7.45%(a)	587,720	12,923,963
Protective Life Corp., 8.00%	272,617	6,488,285
Prudential Financial Inc., 9.00%	2,035,806	55,292,491
Prudential PLC, 6.50%	671,063	17,273,162
Prudential PLC, 6.75%	625,696	16,261,839
RenaissanceRe Holdings Ltd., 6.08%	548,993	13,944,422
RenaissanceRe Holdings Ltd. Series D, 6.60%	810,682	20,583,216

		1,194,315,496
MEDIA—0.36%
Comcast Corp., 6.63%	1,293,703	32,756,560

		32,756,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2012

MINING—0.49%
AngloGold Ashanti Holdings Finance PLC, 6.00%(a)	923,597	38,052,196
Molycorp Inc. Series A, 5.50%(a)	125,423	6,527,013

		44,579,209
OIL & GAS—0.82%
Apache Corp., 6.00%	1,428,652	71,775,477
Magnum Hunter Resources Corp. Series C, 10.25%	89,069	2,286,401

		74,061,878
REAL ESTATE INVESTMENT TRUSTS—7.51%
Alexandria Real Estate Equities Inc. Series E, 6.45%	290,932	7,645,693
Ashford Hospitality Trust Inc. Series D, 8.45%	527,713	13,176,994
Ashford Hospitality Trust Inc. Series E, 9.00%	249,642	6,553,103
Capstead Mortgage Corp. Series B, 1.26%	1,141,709	17,091,384
CBL & Associates Properties Inc. Series D, 7.38%	1,043,986	26,673,842
Colony Financial Inc. Series A, 8.50%	347,610	8,874,483
CommonWealth REIT, 7.50%(a)	318,541	7,119,391
CommonWealth REIT Series D, 6.50%	1,011,590	22,204,401
CommonWealth REIT Series E, 7.25%	616,718	16,737,727
Digital Realty Trust Inc., 7.00%	663,422	17,826,149
Digital Realty Trust Inc. Series F, 6.63%(a)	393,694	10,192,738
DuPont Fabros Technology Inc. Series A, 7.88%	420,619	11,003,393
Equity Lifestyle Properties Inc. Series A, 8.03%	447,959	11,718,607
First Potomac Realty Trust Series A, 7.75%	273,450	6,915,551
Health Care REIT Inc. Series I, 6.50%	824,959	44,547,786
Health Care REIT Inc. Series J, 6.50%(a)	638,878	16,502,219
Hersha Hospitality Trust Series B, 8.00%	260,505	6,629,852
Hospitality Properties Trust Series C, 7.00%	858,636	22,109,877
Hospitality Properties Trust Series D, 7.13%	619,480	16,478,168
Kilroy Realty Corp. Series G, 6.88%(a)	214,728	5,563,602
Kimco Realty Corp. Series G, 7.75%(a)	1,163,350	29,839,927
Kimco Realty Corp. Series H, 6.90%	392,369	10,868,621
Kimco Realty Corp. Series I, 6.00%	912,238	22,942,786
National Retail Properties Inc. Series D, 6.63%	642,271	16,699,046
NorthStar Realty Finance Corp. Series B, 8.25%	444,876	10,321,123
PS Business Parks Inc. Series S, 6.45%(a)	514,533	13,635,125
PS Business Parks Inc. Series T, 6.00%	200,000	5,060,000
Public Storage, 5.90%	1,012,180	27,126,424
Public Storage, 6.09%	325,670	8,962,438
Public Storage, 6.35%	1,102,544	30,595,596
Public Storage Series P, 6.50%	281,280	7,802,707
Public Storage Series Q, 6.50%	860,006	24,381,170
Public Storage Series T, 5.75%	1,029,266	27,162,330
Realty Income Corp. Series F, 6.63%(a)	843,247	22,767,669
Regency Centers Corp. Series 6, 6.63%	550,701	14,659,661
Vornado Realty LP, 7.88%(a)	1,045,395	29,271,060
Vornado Realty Trust, 6.88%(a)	557,730	15,432,389
Wachovia Preferred Funding Corp., 7.25%	1,695,733	45,903,492
Weingarten Realty Investors Series F, 6.50%	791,808	20,191,104

		679,187,628
SAVINGS & LOANS—0.76%
Citigroup Capital XVII, 6.35%	1,578,907	39,077,948
National City Capital Trust IV, 8.00%	1,162,534	29,330,733

		68,408,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2012

TELECOMMUNICATIONS—1.42%
Qwest Corp., 7.38%	1,517,210	40,160,549
Qwest Corp., 7.50%	1,326,045	35,073,890
Telephone & Data Systems Inc., 6.88%	513,822	13,842,365
Telephone & Data Systems Inc., 7.00%(a)	686,800	18,337,560
United States Cellular Corp., 6.95%	790,245	21,178,566

		128,592,930
TRANSPORTATION—0.23%
Seaspan Corp. Series C, 9.50%	774,176	21,057,587

		21,057,587

TOTAL PREFERRED STOCKS
(Cost: $8,747,616,485)		8,938,854,811

SHORT-TERM INVESTMENTS—2.65%

MONEY MARKET FUNDS—2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	151,715,415	151,715,415
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	10,709,321	10,709,321
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	77,209,954	77,209,954

		239,634,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $239,634,690)		239,634,690

TOTAL INVESTMENTS IN SECURITIES—101.47%
(Cost: $8,987,251,175)		9,178,489,501
Other Assets, Less Liabilities—(1.47)%		(132,618,324)

NET ASSETS—100.00%		$9,045,871,177

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedule of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Series/Index Fund	iShares Index Fund
2012 S&P AMT-Free	S&P Developed ex-U.S. Property
2013 S&P AMT-Free	S&P Emerging Markets Infrastructure
2014 S&P AMT-Free	S&P Europe 350
2015 S&P AMT-Free	S&P Global 100
2016 S&P AMT-Free	S&P Global Clean Energy
2017 S&P AMT-Free	S&P Global Consumer Discretionary Sector
Nasdaq Biotechnology	S&P Global Consumer Staples Sector
Russell Top 200	S&P Global Energy Sector
Russell Top 200 Growth	S&P Global Financials Sector
Russell Top 200 Value	S&P Global Healthcare Sector
Russell 1000	S&P Global Industrials Sector
Russell 1000 Growth	S&P Global Infrastructure
Russell 1000 Value	S&P Global Materials Sector
Russell 2000	S&P Global Nuclear Energy
Russell 2000 Growth	S&P Global Technology Sector
Russell 2000 Value	S&P Global Telecommunications Sector
Russell 3000	S&P Global Timber & Forestry
Russell 3000 Growth	S&P Global Utilities Sector
Russell 3000 Value	S&P India Nifty 50
Russell Microcap	S&P International Preferred Stock
Russell Midcap	S&P Latin America 40
Russell Midcap Growth	S&P MidCap 400
Russell Midcap Value	S&P MidCap 400 Growth
S&P 100	S&P MidCap 400 Value
S&P 1500	S&P SmallCap 600
S&P 500	S&P SmallCap 600 Growth
S&P 500 Growth	S&P SmallCap 600 Value
S&P 500 Value	S&P/TOPIX 150
S&P Asia 50	S&P U.S. Preferred Stock

The iShares S&P India Nifty 50 Index Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The accompanying consolidated schedule of investments includes the securities held by the Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that a Fund’s listing exchange is open. Accounting principles generally accepted in the United States of America (U.S. GAAP) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

iShares Municipal Series/Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
2012 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$27,380,627	$—	$27,380,627
Short-Term Investments	80,651	—	—	80,651

	$80,651	$27,380,627	$—	$27,461,278

2013 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$37,505,060	$—	$37,505,060
Short-Term Investments	152,968	—	—	152,968

	$152,968	$37,505,060	$—	$37,658,028

2014 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$42,912,602	$—	$42,912,602
Short-Term Investments	298,330	—	—	298,330

	$298,330	$42,912,602	$—	$43,210,932

2015 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$41,701,306	$—	$41,701,306
Short-Term Investments	237,771	—	—	237,771

	$237,771	$41,701,306	$—	$41,939,077

2016 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$36,618,221	$—	$36,618,221
Short-Term Investments	247,795	—	—	247,795

	$247,795	$36,618,221	$—	$36,866,016

2017 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$48,885,390	$—	$48,885,390
Short-Term Investments	211,580	—	—	211,580

	$211,580	$48,885,390	$—	$49,096,970

Nasdaq Biotechnology
Assets:
Common Stocks	$1,961,685,903	$—	$—	$1,961,685,903

Short-Term Investments	350,691,408	—	—	350,691,408

	$2,312,377,311	$—	$—	$2,312,377,311

Russell Top 200
Assets:
Common Stocks	$40,927,424	$—	$—	$40,927,424
Short-Term Investments	378,316	—	—	378,316

	$41,305,740	$—	$—	$41,305,740

Russell Top 200 Growth
Assets:
Common Stocks	$337,746,415	$—	$—	$337,746,415
Short-Term Investments	1,614,786	—	—	1,614,786

	$339,361,201	$—	$—	$339,361,201

Russell Top 200 Value
Assets:
Common Stocks	$67,624,203	$—	$—	$67,624,203
Short-Term Investments	507,984	—	—	507,984

	$68,132,187	$—	$—	$68,132,187

Russell 1000
Assets:
Common Stocks	$6,326,976,241	$—	$—	$6,326,976,241
Short-Term Investments	261,437,710	—	—	261,437,710
Futures Contracts (a)	283,323	—	—	283,323

	$6,588,697,274	$—	$—	$6,588,697,274

Russell 1000 Growth
Assets:
Common Stocks	$15,677,619,135	$—	$—	$15,677,619,135
Short-Term Investments	708,423,114	—	—	708,423,114

	$16,386,042,249	$—	$—	$16,386,042,249

Russell 1000 Value
Assets:
Common Stocks	$11,876,804,393	$—	$—	$11,876,804,393
Short-Term Investments	626,979,682	—	—	626,979,682

	$12,503,784,075	$—	$—	$12,503,784,075

Russell 2000
Assets:
Common Stocks	$14,634,364,555	$18,161	$2,764	$14,634,385,480
Investment Companies	1,930,909	—	—	1,930,909
Rights	—	176,966	—	176,966
Warrants	—	15	—	15
Short-Term Investments	3,072,201,644	—	—	3,072,201,644

	$17,708,497,108	$195,142	$2,764	$17,708,695,014

Russell 2000 Growth
Assets:
Common Stocks	$3,817,471,961	$3,419	$—	$3,817,475,380
Rights	—	89,703	—	89,703
Warrants	—	7	—	7
Short-Term Investments	801,224,973	—	—	801,224,973

	$4,618,696,934	$93,129	$—	$4,618,790,063

Russell 2000 Value
Assets:
Common Stocks	$3,912,556,664	$8,489	$1,736	$3,912,566,889
Investment Companies	1,037,013	—	—	1,037,013
Short-Term Investments	743,698,005	—	—	743,698,005

	$4,657,291,682	$8,489		$1,736	$4,657,301,907

Russell 3000
Assets:
Common Stocks	$3,329,496,895	$416		$57	$3,329,497,368
Investment Companies	33,801	—		—	33,801
Rights	—	3,274		—	3,274
Warrants	—	0	(b)	—	0	(b)
Short-Term Investments	151,779,529	—		—	151,779,529

	$3,481,310,225	$3,690		$57	$3,481,313,972

Russell 3000 Growth
Assets:
Common Stocks	$342,229,838	$39		$—	$342,229,877
Rights	—	676		—	676
Warrants	—	0	(b)	—	0	(b)
Short-Term Investments	11,791,990	—		—	11,791,990

	$354,021,828	$715		$—	$354,022,543

Russell 3000 Value
Assets:
Common Stocks	$289,500,981	$65		$11	$289,501,057
Investment Companies	5,828	—		—	5,828
Short-Term Investments	8,796,229	—		—	8,796,229

	$298,303,038	$65		$11	$298,303,114

Russell Microcap
Assets:
Common Stocks	$447,163,898	$83,580		$455	$447,247,933
Investment Companies	290,472	—		—	290,472
Short-Term Investments	85,974,925	—		—	85,974,925

	$533,429,295	$83,580		$455	$533,513,330

Russell Midcap
Assets:
Common Stocks	$5,745,580,365	$—		$—	$5,745,580,365
Short-Term Investments	466,624,154	—		—	466,624,154

	$6,212,204,519	$—		$—	$6,212,204,519

Russell Midcap Growth
Assets:
Common Stocks	$3,150,488,189	$—		$—	$3,150,488,189
Short-Term Investments	250,783,580	—		—	250,783,580

	$3,401,271,769	$—		$—	$3,401,271,769

Russell Midcap Value
Assets:
Common Stocks	$3,040,351,677	$—		$—	$3,040,351,677
Short-Term Investments	206,922,746	—		—	206,922,746

	$3,247,274,423	$—		$—	$3,247,274,423

S&P 100
Assets:
Common Stocks	$3,577,864,714	$—		$—	$3,577,864,714
Short-Term Investments	47,680,372	—		—	47,680,372

	$3,625,545,086	$—		$—	$3,625,545,086

S&P 1500
Assets:
Common Stocks	$330,102,548	$—		$7	$330,102,555
Short-Term Investments	6,898,092	—		—	6,898,092

	$337,000,640	$—		$7	$337,000,647

S&P 500
Assets:
Common Stocks	$29,751,845,287	$—	$—	$29,751,845,287
Short-Term Investments	831,156,909	—	—	831,156,909
Futures Contracts (a)	2,382,168	—	—	2,382,168

	$30,585,384,364	$—	$—	$30,585,384,364

S&P 500 Growth
Assets:
Common Stocks	$7,177,119,412	$—	$—	$7,177,119,412
Short-Term Investments	303,904,206	—	—	303,904,206

	$7,481,023,618	$—	$—	$7,481,023,618

S&P 500 Value
Assets:
Common Stocks	$4,154,647,379	$—	$—	$4,154,647,379
Short-Term Investments	80,806,079	—	—	80,806,079

	$4,235,453,458	$—	$—	$4,235,453,458

S&P Asia 50
Assets:
Common Stocks	$183,696,666	$—	$—	$183,696,666
Short-Term Investments	11,576,794	—	—	11,576,794

	$195,273,460	$—	$—	$195,273,460

S&P Developed ex-U.S. Property
Assets:
Common Stocks	$122,942,579	$336,828	$279	$123,279,686
Warrants	—	—	1	1
Short-Term Investments	3,288,744	—	—	3,288,744

	$126,231,323	$336,828	$280	$126,568,431

S&P Emerging Markets Infrastructure
Assets:
Common Stocks	$107,848,655	$—	$—	$107,848,655
Preferred Stocks	8,102,147	—	—	8,102,147
Short-Term Investments	3,742,163	—	—	3,742,163

	$119,692,965	$—	$—	$119,692,965

S&P Europe 350
Assets:
Common Stocks	$853,781,900	$1,476,332	$1,319	$855,259,551
Preferred Stocks	6,117,042	—	—	6,117,042
Rights	82,713	—	—	82,713
Short-Term Investments	4,870,232	—	—	4,870,232

	$864,851,887	$1,476,332	$1,319	$866,329,538

S&P Global 100
Assets:
Common Stocks	$984,695,956	$—	$—	$984,695,956
Rights	79,844	—	—	79,844
Short-Term Investments	9,562,330	—	—	9,562,330

	$994,338,130	$—	$—	$994,338,130

S&P Global Clean Energy
Assets:
Common Stocks	$24,223,223	$—	$—	$24,223,223
Preferred Stocks	2,952,859	—	—	2,952,859
Short-Term Investments	8,241,816	—	—	8,241,816

	$35,417,898	$—	$—	$35,417,898

S&P Global Consumer Discretionary Sector
Assets:

Common Stocks	$172,640,093	$766,204	$—	$173,406,297
Preferred Stocks	2,497,929	—	—	2,497,929
Short-Term Investments	3,240,258	—	—	3,240,258

	$178,378,280	$766,204	$—	$179,144,484

S&P Global Consumer Staples Sector
Assets:
Common Stocks	$452,502,567	$1,011,393	$—	$453,513,960
Preferred Stocks	7,325,577	—	—	7,325,577
Short-Term Investments	1,453,515	—	—	1,453,515

	$461,281,659	$1,011,393	$—	$462,293,052

S&P Global Energy Sector
Assets:
Common Stocks	$1,049,626,876	$—	$3,952	$1,049,630,828
Preferred Stocks	16,774,385	—	—	16,774,385
Rights	260,508	—	—	260,508
Short-Term Investments	10,478,453	—	—	10,478,453

	$1,077,140,222	$—	$3,952	$1,077,144,174

S&P Global Financials Sector
Assets:
Common Stocks	$148,644,287	$—	$83	$148,644,370
Preferred Stocks	2,288,726	—	—	2,288,726
Short-Term Investments	1,164,669	—	—	1,164,669

	$152,097,682	$—	$83	$152,097,765

S&P Global Healthcare Sector
Assets:
Common Stocks	$540,797,908	$—	$—	$540,797,908
Short-Term Investments	9,398,485	—	—	9,398,485

	$550,196,393	$—	$—	$550,196,393

S&P Global Industrials Sector
Assets:
Common Stocks	$171,592,817	$15,752	$—	$171,608,569
Short-Term Investments	2,013,931	—	—	2,013,931

	$173,606,748	$15,752	$—	$173,622,500

S&P Global Infrastructure
Assets:
Common Stocks	$425,388,516	$629,251	$—	$426,017,767
Preferred Stocks	3,742,781	—	—	3,742,781
Short-Term Investments	6,685,279	—	—	6,685,279

	$435,816,576	$629,251	$—	$436,445,827

S&P Global Materials Sector
Assets:
Common Stocks	$451,626,467	$—	$—	$451,626,467
Preferred Stocks	14,089,448	—	—	14,089,448
Short-Term Investments	7,835,608	—	—	7,835,608

	$473,551,523	$—	$—	$473,551,523

S&P Global Nuclear Energy
Assets:
Common Stocks	$10,089,115	$—	$—	$10,089,115
Preferred Stocks	129,828	—	—	129,828
Short-Term Investments	23,429	—	—	23,429

	$10,242,372	$—	$—	$10,242,372

S&P Global Technology Sector
Assets:
Common Stocks	$578,165,005	$—	$—	$578,165,005

Short-Term Investments	11,172,767	—	—	11,172,767

	$589,337,772	$—	$—	$589,337,772

S&P Global Telecommunications Sector
Assets:
Common Stocks	$472,363,466	$—	$—	$472,363,466
Preferred Stocks	1,440,053	—	—	1,440,053
Short-Term Investments	16,031,249	—	—	16,031,249

	$489,834,768	$—	$—	$489,834,768

S&P Global Timber & Forestry
Assets:
Common Stocks	$145,829,197	$—	$77	$145,829,274
Preferred Stocks	1,557,750	—	—	1,557,750
Short-Term Investments	13,072,867	—	—	13,072,867

	$160,459,814	$—	$77	$160,459,891

S&P Global Utilities Sector
Assets:
Common Stocks	$261,865,256	$3,015,062	$—	$264,880,318
Preferred Stocks	3,328,056	—	—	3,328,056
Short-Term Investments	2,055,644	—	—	2,055,644

	$267,248,956	$3,015,062	$—	$270,264,018

S&P India Nifty 50
Assets:
Common Stocks	$229,131,638	$—	$—	$229,131,638
Short-Term Investments	75,762	—	—	75,762

	$229,207,400	$—	$—	$229,207,400

S&P International Preferred Stock
Assets:
Preferred Stocks	$100,882,343	$—	$—	$100,882,343
Short-Term Investments	43,912	—	—	43,912

	$100,926,255	$—	$—	$100,926,255

S&P Latin America 40
Assets:
Common Stocks	$910,967,794	$—	$—	$910,967,794
Preferred Stocks	691,092,710	—	—	691,092,710
Short-Term Investments	61,990,503	—	—	61,990,503

	$1,664,051,007	$—	$—	$1,664,051,007

S&P MidCap 400
Assets:
Common Stocks	$10,123,722,484	$—	$—	$10,123,722,484
Short-Term Investments	1,340,641,878	—	—	1,340,641,878
Futures Contracts (a)	333,230	—	—	333,230

	$11,464,697,592	$—	$—	$11,464,697,592

S&P MidCap 400 Growth
Assets:
Common Stocks	$2,823,846,014	$—	$—	$2,823,846,014
Short-Term Investments	363,215,169	—	—	363,215,169

	$3,187,061,183	$—	$—	$3,187,061,183

S&P MidCap 400 Value
Assets:
Common Stocks	$2,067,018,034	$—	$—	$2,067,018,034
Short-Term Investments	226,788,979	—	—	226,788,979
Liabilities:
Short Positions	(1,687,398)	—	—	(1,687,398)

	$2,292,119,615	$—	$—	$2,292,119,615

S&P SmallCap 600
Assets:
Common Stocks	$7,312,944,700	$—	$3,490	$7,312,948,190
Short-Term Investments	1,380,294,362	—	—	1,380,294,362

	$8,693,239,062	$—	$3,490	$8,693,242,552

S&P SmallCap 600 Growth
Assets:
Common Stocks	$1,621,797,455	$—	$—	$1,621,797,455
Short-Term Investments	324,805,011	—	—	324,805,011

	$1,946,602,466	$—	$—	$1,946,602,466

S&P SmallCap 600 Value
Assets:
Common Stocks	$1,695,520,464	$—	$1,774	$1,695,522,238
Short-Term Investments	315,817,039	—	—	315,817,039

	$2,011,337,503	$—	$1,774	$2,011,339,277

S&P/TOPIX 150
Assets:
Common Stocks	$72,241,096	$—	$—	$72,241,096
Short-Term Investments	578,856	—	—	578,856

	$72,819,952	$—	$—	$72,819,952

S&P U.S. Preferred Stock
Assets:
Preferred Stocks	$8,938,854,811	$—	$—	$8,938,854,811
Short-Term Investments	239,634,690	—	—	239,634,690

	$9,178,489,501	$—	$—	$9,178,489,501

(a)	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
(b)	Rounds to less than $1.

The iShares S&P Global Utilities Sector Index Fund had transfers from Level 1 to Level 2 during the period ended June 30, 2012 in the amount of $3,002,577, measured as of the beginning of the period, resulting from a temporary suspension of trading due to a pending corporate action.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$27,453,731	$7,547	$—	$7,547
2013 S&P AMT-Free	37,387,282	280,038	(9,292)	270,746
2014 S&P AMT-Free	42,703,621	534,884	(27,573)	507,311
2015 S&P AMT-Free	40,887,803	1,053,171	(1,897)	1,051,274

2016 S&P AMT-Free	35,538,589	1,329,459	(2,032)	1,327,427
2017 S&P AMT-Free	47,108,766	1,998,330	(10,126)	1,988,204
Nasdaq Biotechnology	2,513,943,472	124,124,581	(325,690,742)	(201,566,161)
Russell Top 200	43,823,378	799,821	(3,317,459)	(2,517,638)
Russell Top 200 Growth	313,169,576	32,670,941	(6,479,316)	26,191,625
Russell Top 200 Value	73,260,704	1,697,392	(6,825,909)	(5,128,517)
Russell 1000	6,871,332,241	718,736,997	(1,001,655,287)	(282,918,290)
Russell 1000 Growth	14,412,359,796	2,382,683,483	(409,001,030)	1,973,682,453
Russell 1000 Value	13,171,911,802	1,083,779,923	(1,751,907,650)	(668,127,727)
Russell 2000	21,674,342,141	198,158,097	(4,163,805,224)	(3,965,647,127)
Russell 2000 Growth	4,771,793,517	255,626,477	(408,629,931)	(153,003,454)
Russell 2000 Value	5,183,633,120	203,583,803	(729,915,016)	(526,331,213)
Russell 3000	3,651,657,223	474,270,067	(644,613,318)	(170,343,251)
Russell 3000 Growth	314,333,505	52,442,270	(12,753,232)	39,689,038
Russell 3000 Value	358,584,636	22,770,956	(83,052,478)	(60,281,522)
Russell Microcap	615,595,732	30,911,744	(112,994,146)	(82,082,402)
Russell Midcap	6,124,494,427	860,084,714	(772,374,622)	87,710,092
Russell Midcap Growth	3,145,493,877	408,293,953	(152,516,061)	255,777,892
Russell Midcap Value	3,445,928,511	176,553,960	(375,208,048)	(198,654,088)
S&P 100	3,985,214,610	201,409,459	(561,078,983)	(359,669,524)
S&P 1500	334,720,355	51,749,514	(49,469,222)	2,280,292
S&P 500	32,471,999,019	2,599,413,146	(4,488,409,969)	(1,888,996,823)
S&P 500 Growth	6,216,236,583	1,469,994,737	(205,207,702)	1,264,787,035
S&P 500 Value	4,523,958,643	453,454,630	(741,959,815)	(288,505,185)
S&P Asia 50	176,897,677	34,239,891	(15,864,108)	18,375,783
S&P Developed ex-U.S. Property	150,081,655	8,159,630	(31,672,854)	(23,513,224)
S&P Emerging Markets Infrastructure	121,220,133	10,975,892	(12,503,060)	(1,527,168)
S&P Europe 350	1,210,624,882	60,111,792	(404,407,136)	(344,295,344)
S&P Global 100	1,185,225,594	78,484,803	(269,372,267)	(190,887,464)
S&P Global Clean Energy	63,811,789	1,539,999	(29,933,890)	(28,393,891)
S&P Global Consumer Discretionary Sector	164,127,829	26,174,826	(11,158,171)	15,016,655
S&P Global Consumer Staples Sector	415,770,401	65,576,822	(19,054,171)	46,522,651
S&P Global Energy Sector	1,193,491,594	65,819,666	(182,167,086)	(116,347,420)
S&P Global Financials Sector	246,193,551	4,688,520	(98,784,306)	(94,095,786)
S&P Global Healthcare Sector	556,740,216	39,743,552	(46,287,375)	(6,543,823)
S&P Global Industrials Sector	193,779,583	10,328,765	(30,485,848)	(20,157,083)
S&P Global Infrastructure	449,300,950	63,660,879	(76,516,002)	(12,855,123)
S&P Global Materials Sector	599,741,197	17,351,506	(143,541,180)	(126,189,674)
S&P Global Nuclear Energy	12,307,725	516,815	(2,582,168)	(2,065,353)
S&P Global Technology Sector	569,125,671	116,402,848	(96,190,747)	20,212,101
S&P Global Telecommunications Sector	514,936,341	29,849,516	(54,951,089)	(25,101,573)
S&P Global Timber & Forestry	196,402,707	6,713,470	(42,656,286)	(35,942,816)
S&P Global Utilities Sector	333,756,795	23,428,010	(86,920,787)	(63,492,777)
S&P India Nifty 50	260,813,877	10,912,334	(42,518,811)	(31,606,477)
S&P International Preferred Stock	101,926,990	924,514	(1,925,249)	(1,000,735)
S&P Latin America 40	2,043,993,067	147,517,122	(527,459,182)	(379,942,060)
S&P MidCap 400	11,392,465,513	1,296,205,665	(1,224,306,816)	71,898,849
S&P MidCap 400 Growth	3,055,759,715	366,214,774	(234,913,306)	131,301,468
S&P MidCap 400 Value	2,298,567,082	251,825,594	(256,585,663)	(4,760,069)
S&P SmallCap 600	9,187,371,894	805,342,200	(1,299,471,542)	(494,129,342)
S&P SmallCap 600 Growth	1,793,230,893	256,611,214	(103,239,641)	153,371,573
S&P SmallCap 600 Value	2,135,638,486	147,192,743	(271,491,952)	(124,299,209)
S&P/TOPIX 150	107,112,008	2,936,238	(37,228,294)	(34,292,056)
S&P U.S. Preferred Stock	9,004,191,205	421,968,078	(247,669,782)	174,298,296

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended June 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	1,067	1,559	(2,095)	531	$90,174	$2,748	$(22,772)
PNC Financial Services Group Inc. (The)	6,546	8,270	(12,612)	2,204	134,686	4,164	(14,653)

					$224,860	$6,912	$(37,425)

Russell Top 200 Growth
BlackRock Inc.	2,813	1,926	(83)	4,656	$790,682	$4,323	$(1,139)

Russell Top 200 Value
BlackRock Inc.	563	940	(682)	821	$139,422	$923	$52
PNC Financial Services Group Inc. (The)	6,820	8,845	(8,329)	7,336	448,303	6,035	26,977

					$587,725	$6,958	$27,029

Russell 1000
BlackRock Inc.	40,964	20,512	(3,207)	58,269	$9,895,242	$61,014	$(40,650)
PNC Financial Services Group Inc. (The)	251,867	4,731	(15,408)	241,190	14,739,121	101,372	65,703

					$24,634,363	$162,386	$25,053

Russell 1000 Growth
BlackRock Inc.	96,146	66,036	(7,546)	154,636	$26,260,285	$142,937	$76,197

Russell 1000 Value
BlackRock Inc.	74,452	28,094	(2,133)	100,413	$17,052,136	$112,313	$17,818
PNC Financial Services Group Inc. (The)	906,781	37,980	(48,223)	896,538	54,787,437	362,088	(72,828)

					$71,839,573	$474,401	$(55,010)

Russell 2000
BlackRock Kelso Capital Corp.	875,995	—	—	875,995	$8,549,711	$227,759	$—
PennyMac Mortgage Investment Trust	363,630	720,752	(558,919)	525,463	10,367,385	199,520	288,881

					$18,917,096	$427,279	$288,881

Russell 2000 Value
BlackRock Kelso Capital Corp.	482,823	—	—	482,823	$4,712,352	$125,534	$—
PennyMac Mortgage Investment Trust	197,785	97,567	(15,885)	279,467	5,513,884	111,264	14,112

					$10,226,236	$236,798	$14,112

Russell 3000
BlackRock Inc.	18,761	10,167	(728)	28,200	$4,788,924	$28,664	$(2,716)
BlackRock Kelso Capital Corp.	15,894	—	—	15,894	155,125	4,132	—
PennyMac Mortgage Investment Trust	6,611	2,765	(213)	9,163	180,786	3,636	207
PNC Financial Services Group Inc. (The)	115,277	5,644	(3,827)	117,094	7,155,614	46,051	16,405

					$12,280,449	$82,483	$13,896

Russell 3000 Growth
BlackRock Inc.	1,833	1,327	(35)	3,125	$530,687	$2,882	$(1,438)

Russell 3000 Value
BlackRock Inc.	1,725	600	(61)	2,264	$384,472	$2,537	$13
BlackRock Kelso Capital Corp.	2,896	—	(156)	2,740	26,742	712	(181)
PennyMac Mortgage Investment Trust	1,209	445	(114)	1,540	30,384	645	33
PNC Financial Services Group Inc. (The)	20,955	224	(1,010)	20,169	1,232,528	8,382	1,572

					$1,674,126	$12,276	$1,437

Russell Microcap
PennyMac Mortgage Investment Trust	59,513	17,676	(77,189)	—	$—	$30,670	$78,612

S&P 1500
BlackRock Inc.	2,686	766	(414)	3,038	$515,913	$4,815	$(298)
PNC Financial Services Group Inc. (The)	14,131	111	(1,709)	12,533	765,892	5,668	2,978

					$1,281,805	$10,483	$2,680

S&P 500
BlackRock Inc.	236,012	106,082	(32,404)	309,690	$52,591,556	$455,354	$97,365
PNC Financial Services Group Inc. (The)	1,242,068	189,677	(153,900)	1,277,845	78,089,108	497,648	531,542

					$130,680,664	$953,002	$628,907

S&P 500 Growth
BlackRock Inc.	103,858	36,192	(3,726)	136,324	$23,150,541	$203,307	$3,059

S&P 500 Value
PNC Financial Services Group Inc. (The)	406,818	18,285	(31,141)	393,962	$24,075,018	$160,258	$246,568

S&P Emerging Markets Infrastructure
iShares MSCI Malaysia Index Fund	314,352	—	(314,352)	—	$—	$—	$356,912

S&P Global Financials Sector
BlackRock Inc.	4,002	1,634	(1,133)	4,503	$764,699	$7,134	$(4,563)
PNC Financial Services Group Inc. (The)	20,706	2,776	(4,680)	18,802	1,148,990	8,282	(19,734)

					$1,913,689	$15,416	$(24,297)

S&P U.S. Preferred Stock
PNC Capital Trust D	490,274	28,272	(518,546)	—	$—	$88,109	$(106,979)
PNC Capital Trust E	1,410,262	121,875	(22,750)	1,509,387	38,142,209	704,977	35,502
PNC Financial Services Group Inc. (The) Series L	96,364	228,299	(4,165)	320,498	8,804,080	74,972	1,214

					$46,946,289	$868,058	$(70,263)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of June 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	August 28, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	August 28, 2012